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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                 Investment Company Act file number 811 - 02729

                          Short-Term Investments Trust
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Karen Dunn Kelley 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626 - 1919

Date of fiscal year end: 8/31

Date of reporting period: 8/31/09

Item 1. Reports to Stockholders.

[INVESCO AIM LOGO]           CASH MANAGEMENT CLASS
 - SERVICE MARK -      SHORT-TERM INVESTMENTS TRUST (STIT)
                             Liquid Assets Portfolio
                              STIC Prime Portfolio
                               Treasury Portfolio
                          Government & Agency Portfolio
                        Government TaxAdvantage Portfolio
                         Tax-Free Cash Reserve Portfolio

                 Annual Report to Shareholders o August 31, 2009

                                    [GRAPHIC]

2     Letters to Shareholders
4     Fund Data
4     Fund Composition by Maturity
5     Fund Objectives and Strategies
6     Schedules of Investments
46    Financial Statements
52    Notes to Financial Statements
65    Financial Highlights
66    Auditor's Report
67    Fund Expenses
68    Approval of Investment Advisory and Sub-Advisory Agreements
74    Tax Information
T-1   Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2009, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

                                     Dear Fellow Shareholders:

                                     I am pleased to provide you with this annual report on the performance of the Cash Management
                                     Class of Short-Term Investments Trust, part of Invesco Aim Global Cash Management, for the fiscal year ended August 31, 2009. Thank you for investing with us.
              [KELLEY
               PHOTO]                   Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to provide competitive returns and maintain a relatively short maturity structure.

                                     MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS
           Karen Dunn Kelley
                                     The year covered by this report was difficult -- for investors and investment professionals alike.

                                        The 12 months ended August 31, 2009, included a sharp market sell-off in the final few months of 2008. The decline had a number of causes, the most immediate being unprecedented turmoil in credit markets. Economic uncertainty prompted banks to hoard cash and reduce lending, and caused investors to shun short-term corporate debt. As a result, businesses found it difficult to fund their day-to-day operations, and the U.S. economy -- as well as economies around the globe -- virtually froze briefly.

   The U.S. economy contracted significantly throughout the year. Gross domestic product (GDP), the broadest measure of overall economic activity, contracted at annualized rates of 2.7%, 5.4% and 6.4% in the third and fourth quarters of 2008 and the first quarter of 2009, respectively.(1) Initial estimates suggested U.S. GDP shrank at an annualized rate of 1.0% in the second quarter of
2009.(1)

   This economic contraction caused a sharp increase in unemployment. The national unemployment rate rose from 6.2% in August 2008 to 9.4% in July 2009.(2)

   The housing market remained weak. Sales of new and existing homes continued their multi-year decline; housing starts fell; and
home values nationally declined. Lower home values caused some homeowners to feel less wealthy.

   These trends -- together with tighter credit -- prompted consumers to reduce their spending, particularly on large, discretionary items. Consumer spending, which accounts for more than two-thirds of the U.S. economy(3), was sluggish during the year.

   In his semiannual monetary policy report to Congress in late July, U.S. Federal Reserve Board (the Fed) Chairman Ben Bernanke
summarized the stresses and strains the U.S. and global economies suffered in late 2008 and early 2009. Importantly, he suggested that the aggressive, coordinated actions taken by governments and central banks around the world finally may be yielding results. He testified that:

   o  The pace of overall economic decline appears to have slowed significantly.

   o  Credit availability, for consumers and businesses, has improved noticeably.

   o  Investors' extreme risk aversion has eased somewhat.

   o  The decline in housing activity appears to have moderated.

   While these and other trends offer encouragement, uncertainties remain. Chairman Bernanke testified that he anticipates a gradual recovery in 2010 with some acceleration in economic growth in 2011, together with subdued inflation over the next two years.

   At the start of the fiscal year, three-month Treasury bills yielded 1.71% and 30-year Treasury bonds yielded 4.41%.(4) By August
31, 2009, yields on both had declined, with three-month Treasuries yielding just 0.15% and 30-year Treasuries yielding 4.18%.(4) The sharp decline in short-term yields was due chiefly to the Fed's unprecedented monetary easing and investor preference for relatively safe, liquid and short-term investments during a period of economic uncertainty. Because money market funds invest in such securities, the yield you earned on your investment in the Fund declined during the fiscal year.

STRENGTH AND EXPERIENCE

Invesco Aim Global Cash Management's 30-year tradition of providing high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive client service is why we are, today, a leader in the cash management industry, with $96.4 billion in assets under management as of August 31, 2009. While we rely on a specialized team of investment professionals who are experienced in managing and distributing short-term investment products worldwide, we also benefit from being part of Invesco -- one of the world's largest(5) and most diversified global investment management firms.

   Such strength and experience is particularly valuable during periods of uncertainty and market tumult, such as we experienced this year. Regardless of market conditions, our experienced investment team is dedicated to helping our clients achieve their short-term cash management needs.

   We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.

   Thank you for investing with us. All of us at Invesco Aim Global Cash Management look forward to serving you.

Sincerely,


/S/ KAREN DUNN KELLEY

Karen Dunn Kelley
CEO, Invesco Worldwide Fixed Income

(1) Bureau of Economic Analysis;

(2) Bureau of Labor Statistics;

(3) Reuters;

(4) Barclays Capital;

(5) Pensions & Investments

The views and opinions expressed in this letter are those of Invesco Aim Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Aim Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


2    SHORT-TERM INVESTMENTS TRUST

                                     Dear Fellow Shareholders:

                                     Even as the economy shows some positive momentum toward recovery, please be assured that your
                                     Board of Trustees continues to oversee the management of the AIM Funds with careful attention
              [CROCKETT              to expenses and performance.
                PHOTO]
                                        At its June meeting, your Board reviewed and renewed for another year the investment advisory contracts between the AIM Funds and Invesco Aim Advisors, Inc. Again this year, the decision resulted from a year-long process during which your Board, working in sub-committees, reviewed the performance, fees and expenses of each AIM Fund in absolute terms and relative to
            Bruce Crockett           industry averages and other products advised by Invesco Aim Advisors and its affiliated sub-advisers. The independent Trustees met and voted separately, receiving independent advice from independent legal counsel and assistance from the independent Senior Officer, who reports directly to the independent Trustees. Exercising our fiduciary responsibility on your behalf, we have again taken care to ensure that these agreements put shareholder interests first. You can find details on the results of both the 2008 and 2009 investment advisory and sub-advisory agreement renewal process at invescoaim.com. Go to "Products &
Performance" and click on "Investment Advisory Agreement Renewals."

   The investment strategies of the AIM money market funds have again been tested and proven through the recent economic crisis.
Committed to delivering safety, liquidity and yield according to their respective investment objectives, the AIM money market funds consistently follow a conservative approach. Statements that were true six months ago, in my last semi-annual letter, remain true as of this writing:

   o  All portfolios have maintained $1.00 NAV at all times in all of our money market funds;

   o  All redemption requests were made without interruption in all of our money market funds;

   o  Invesco Aim did not have to purchase any securities out of any money market fund;

   o  Invesco Aim did not have to provide any form of capital support to any money market fund; and

   o  No securities experienced downgrades below Tier 1 quality in any money market fund.

   Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your assets and your trust. I would be happy to hear your comments, questions, or concerns. My address for email is bruce@brucecrockett.com.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees


3    SHORT-TERM INVESTMENTS TRUST

------------------------------------------------------------------------------------------------------------------------------------
FUND DATA

------------------------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT CLASS DATA AS OF 8/31/09
------------------------------------------------------------------------------------------------------------------------------------

FUND                                         YIELDS                   WEIGHTED AVERAGE MATURITY   TOTAL NET ASSETS
                                        7-DAY SEC YIELDS
                                          HAD FEES NOT
                                       BEEN WAIVED AND/OR             RANGE DURING    AT FISCAL
                             7-DAY        EXPENSES NOT      MONTHLY      FISCAL          YEAR
                          SEC YIELDS     BEEN REIMBURSED     YIELDS       YEAR           END
Liquid Assets                0.22%            0.17%          0.25%    23 - 57 days     50 days     $  3.1 billion
STIC Prime                   0.05            -0.01           0.05      9 - 28 days     20 days      914.0 million
Treasury                     0.05            -0.01           0.05     27 - 58 days     43 days       11.4 billion
Government & Agency          0.11             0.09           0.13     15 - 52 days     35 days        1.9 billion
Government TaxAdvantage      0.05            -0.07           0.05     15 - 56 days     30 days       25.7 million
Tax-Free Cash Reserve        0.05             0.03           0.05     25 - 39 days     31 days      360.4 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Had the advisor and distributor not waived certain fees and/or reimbursed expenses, performance would have been lower. Monthly yields represent annualized results for the month, net of fees and expenses, and exclude any realized capital gains or losses.

------------------------------------------------------------------------------------------------------------------------------------
FUND COMPOSITION BY MATURITY

------------------------------------------------------------------------------------------------------   ---------------------------
IN DAYS, AS OF 8/31/09                                                                                   IN DAYS, AS OF 8/31/09
------------------------------------------------------------------------------------------------------   ---------------------------
                     LIQUID                           GOVERNMENT        GOVERNMENT         TAX-FREE      STIC PRIME PORTFOLIO(3, 4)
                     ASSETS           TREASURY         & AGENCY        TAXADVANTAGE      CASH RESERVE    1-7              29.8%
               PORTFOLIO(1, 3, 4)   PORTFOLIO(3)   PORTFOLIO(2, 3)   PORTFOLIO(2, 3)   PORTFOLIO(3, 5)   8-14             23.1
1-7                   22.5%             52.1%           60.3%             49.5%             78.3%        15-21            14.2
8-30                  27.0               5.3             9.1              28.6               2.8         22-28             8.3
31-90                 33.8              21.9            16.8              13.3               7.1         29-35             0.0
91-180                13.6              18.6             9.6               3.9               7.7         36-42             7.4
181+                   3.1               2.1             4.2               4.7               4.1         43-60            17.2

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940.

(1)  The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

(2)  Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

(3)  The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the U.S. government. The U.S. government may choose not to provide financial support to U.S.
     government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. government.

(4)  The Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, and the
     Fund's performance will depend to a great extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the
     U.S. and abroad.

(5)  The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the Fund invests are located.


4   SHORT-TERM INVESTMENTS TRUST

------------------------------------------------------------------------------------------------------------------------------------
FUND OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO                                            GOVERNMENT TAXADVANTAGE PORTFOLIO

Liquid Assets Portfolio seeks to provide as high a level of        Government TaxAdvantage Portfolio seeks to maximize current
current income as is consistent with the preservation of capital   income consistent with the preservation of capital and the
and liquidity.                                                     maintenance of liquidity.

   The Fund invests primarily in short-term money market              The Fund may invest in direct obligations of the U.S.
instruments that blend top-tier, high-quality U.S.                 Treasury and in U.S. government agency securities. This is
dollar-denominated obligations, which include commercial paper,    intended to provide shareholders with dividends exempt from
certificates of deposit, master and promissory notes, municipal    state and local income taxes in some jurisdictions. Investors
securities and repurchase agreements.                              residing in states with state income tax may find it more
                                                                   profitable to invest in this Fund than in a fund not designed to
STIC PRIME PORTFOLIO                                               comply with state tax considerations. This does not constitute tax advice. Please consult your tax advisor for your particular
STIC Prime Portfolio seeks to maximize current income consistent   situation.
with the preservation of capital and the maintenance of
liquidity.                                                         TAX-FREE CASH RESERVE PORTFOLIO

   The Fund invests in high-quality U.S. dollar-denominated        Tax-Free Cash Reserve Portfolio seeks to provide as high a level
commercial paper and other commercial instruments with             of tax-exempt income as is consistent with the preservation of
maturities of 60 days or less, including certificates of           capital and maintenance of liquidity.
deposit, repurchase agreements and master notes.
                                                                      The Fund invests in high-quality, short-term municipal
TREASURY PORTFOLIO                                                 obligations, seeking to provide income exempt from federal taxation. The Fund's structure is driven to some extent by the
Treasury Portfolio seeks to maximize current income consistent     supply and availability of municipal securities. Liquidity is
with the preservation of capital and the maintenance of            managed with daily and weekly variable rate demand notes.
liquidity.

   The Fund invests in direct obligations of the U.S. Treasury and repurchase agreements backed by Treasury obligations.
Securities purchased by the Fund have maturities of 397 days or less.

GOVERNMENT & AGENCY PORTFOLIO

Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

   The Fund invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to payment of principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY
AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE
VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

INVESCO AIM GLOBAL CASH MANAGEMENT IS A BRAND NAME ENCOMPASSING PRODUCTS AND SERVICES PROVIDED BY ONE OR MORE SUBSIDIARIES OF
INVESCO LTD.


5   SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

LIQUID ASSETS PORTFOLIO



                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-51.44%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-4.80%

  Amstel Funding Corp.(b)(c)                           1.85%     10/16/09    $      100,000    $    99,768,750
--------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                           1.92%     09/25/09            70,000         69,910,400
--------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                           2.00%     10/09/09           250,000        249,472,222
--------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                           2.35%     09/04/09           165,000        164,967,688
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.28%     11/06/09           175,000        174,910,167
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.30%     12/01/09           200,000        199,848,333
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.40%     09/16/09           100,000         99,983,333
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.40%     02/09/10           124,000        123,778,178
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.40%     02/16/10           120,000        119,776,000
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.41%     02/02/10           200,000        199,649,222
==============================================================================================================
                                                                                                 1,502,064,293
==============================================================================================================


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-6.49%

  Amsterdam Funding Corp.(b)                           0.23%     09/22/09            50,000         49,993,292
--------------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                           0.31%     09/08/09            65,500         65,496,052
--------------------------------------------------------------------------------------------------------------
  Barton Capital LLC(b)                                0.26%     10/07/09            85,718         85,695,713
--------------------------------------------------------------------------------------------------------------
  Barton Capital LLC(b)                                0.29%     09/01/09           131,000        131,000,000
--------------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                           0.23%     09/15/09           113,000        112,989,893
--------------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                           0.24%     09/09/09           100,000         99,994,667
--------------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                           0.25%     09/02/09           125,000        124,999,132
--------------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                           0.30%     10/26/09            65,087         65,057,168
--------------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                           0.37%     09/01/09            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                             0.50%     02/08/10            50,000         49,888,889
--------------------------------------------------------------------------------------------------------------
  Ranger Funding Co. LLC(b)                            0.24%     09/24/09           138,756        138,734,724
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.23%     10/13/09            50,000         49,986,583
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.24%     09/10/09            73,000         72,995,620
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.24%     09/25/09            60,000         59,990,400
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.25%     09/16/09           100,000         99,989,583
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.25%     10/22/09            60,000         59,978,750
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.27%     10/08/09           100,000         99,972,250
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.27%     10/09/09            88,000         87,974,920
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.28%     09/14/09            50,000         49,994,944
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.28%     10/01/09            40,000         39,990,667
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.28%     10/06/09            50,000         49,986,389
--------------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                        0.23%     09/04/09           197,769        197,765,209
--------------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                        0.25%     09/04/09            79,962         79,960,334
--------------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                        0.25%     09/08/09            45,012         45,009,812
--------------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                        0.27%     10/09/09            64,191         64,172,706
==============================================================================================================
                                                                                                 2,031,617,697
==============================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY BACKED-3.16%

  Straight-A Funding LLC
     -Series 1, (CEP-Federal Financing Bank)(b)        0.23%     10/23/09    $       73,000    $    72,975,748
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.24%     10/13/09            65,000         64,981,800
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.25%     11/25/09            75,259         75,214,576
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.28%     11/09/09            85,909         85,862,896
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.32%     10/22/09           100,000         99,954,667
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.33%     10/13/09            95,000         94,963,425
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.33%     10/13/09           150,132        150,074,199
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.33%     10/19/09            36,040         36,024,142
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.36%     10/01/09           111,017        110,983,695
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.37%     09/01/09            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.37%     09/03/09            50,000         49,998,972
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.37%     09/09/09           100,000         99,991,778
==============================================================================================================
                                                                                                   991,025,898
==============================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-5.90%

  Concord Minutemen Capital Co., LLC-Series A,
     (Multi CEP's-Liberty Hampshire Co., LLC;
     agent)(b)                                         0.50%     10/23/09            71,000         70,948,722
--------------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.47%     10/19/09            28,000         27,982,453
--------------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.50%     10/23/09           100,000         99,927,778
--------------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.60%     09/04/09           100,000         99,995,000
--------------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.60%     09/11/09           160,000        159,973,333
--------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC (CEP-Lloyds TSB Bank
     PLC)(b)(c)                                        0.42%     10/09/09           130,000        129,942,367
--------------------------------------------------------------------------------------------------------------
  Kitty Hawk Funding Corp. (CEP-Bank of America,
     N.A.)(b)                                          0.21%     09/17/09           122,101        122,089,604
--------------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                       0.50%     10/06/09            50,000         49,975,695
--------------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                       0.50%     10/09/09           100,000         99,947,222
--------------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                       0.60%     09/04/09            90,000         89,995,500
--------------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                       0.60%     09/10/09            75,000         74,988,750
--------------------------------------------------------------------------------------------------------------
  Liberty Street Funding LLC
     (CEP-Bank of Nova Scotia)(b)(c)                   0.30%     09/30/09           100,000         99,975,833
--------------------------------------------------------------------------------------------------------------
     (CEP-Bank of Nova Scotia)(b)(c)                   0.35%     09/24/09           100,000         99,977,639
--------------------------------------------------------------------------------------------------------------
     (CEP-Bank of Nova Scotia)(b)(c)                   0.36%     09/10/09            50,000         49,995,500
--------------------------------------------------------------------------------------------------------------
  LMA-Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                       0.23%     09/15/09           184,700        184,683,480
--------------------------------------------------------------------------------------------------------------
  Matchpoint Master Trust-Series A, (CEP-BNP
     Paribas)(b)(c)                                    0.27%     11/16/09           100,000         99,943,000
--------------------------------------------------------------------------------------------------------------
  Ticonderoga Funding LLC (CEP-Bank of America,
     N.A.)(b)                                          0.23%     09/24/09            79,500         79,488,318
--------------------------------------------------------------------------------------------------------------
  Variable Funding Capital Co., LLC
     (CEP-Wells Fargo Bank, N.A.)(b)                   0.26%     09/10/09            50,000         49,996,750
--------------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(b)                   0.28%     10/26/09           150,000        149,935,833
--------------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(b)                   0.30%     10/26/09             7,330          7,326,640
==============================================================================================================
                                                                                                 1,847,089,417
==============================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-7.59%

  Atlantic Asset Securitization LLC(b)                 0.22%     09/23/09           142,078        142,058,898
--------------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                 0.22%     09/25/09           100,000         99,985,333
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  Atlantic Asset Securitization LLC(b)                 0.23%     09/15/09    $      125,616    $   125,604,764
--------------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                 0.30%     11/04/09            63,825         63,790,960
--------------------------------------------------------------------------------------------------------------
  CAFCO, LLC(b)                                        0.21%     09/25/09           100,000         99,986,000
--------------------------------------------------------------------------------------------------------------
  Chariot Funding, LLC/Ltd.(b)                         0.23%     09/15/09           125,000        124,988,819
--------------------------------------------------------------------------------------------------------------
  Chariot Funding, LLC/Ltd.(b)                         0.29%     09/01/09            77,124         77,124,000
--------------------------------------------------------------------------------------------------------------
  Ciesco, LLC(b)                                       0.22%     09/24/09           200,000        199,971,889
--------------------------------------------------------------------------------------------------------------
  Enterprise Funding Co. LLC(b)                        0.30%     09/02/09           130,000        129,998,917
--------------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(b)                 0.25%     09/21/09           175,000        174,975,694
--------------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                  0.25%     09/09/09            75,021         75,016,832
--------------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.22%     09/21/09            75,000         74,990,833
--------------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.23%     10/22/09            75,000         74,975,563
--------------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.25%     10/09/09           100,000         99,973,611
--------------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.33%     10/05/09            65,000         64,979,742
--------------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                       0.23%     09/23/09            45,277         45,270,636
--------------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                       0.24%     09/21/09            75,000         74,990,000
--------------------------------------------------------------------------------------------------------------
  Regency Markets No. 1, LLC(b)(c)                     0.24%     09/17/09           109,540        109,528,316
--------------------------------------------------------------------------------------------------------------
  Regency Markets No. 1, LLC(b)(c)                     0.25%     09/15/09            75,018         75,010,707
--------------------------------------------------------------------------------------------------------------
  Regency Markets No. 1, LLC(b)(c)                     0.30%     11/16/09           106,967        106,899,254
--------------------------------------------------------------------------------------------------------------
  Tulip Funding Corp.(b)(c)                            0.24%     09/18/09           109,354        109,341,607
--------------------------------------------------------------------------------------------------------------
  Tulip Funding Corp.(b)(c)                            0.27%     12/01/09            59,817         59,776,175
--------------------------------------------------------------------------------------------------------------
  Yorktown Capital LLC(b)                              0.30%     11/17/09           168,359        168,250,970
==============================================================================================================
                                                                                                 2,377,489,520
==============================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-2.58%

  Aspen Funding Corp.(b)                               0.38%     09/01/09            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.35%     10/09/09           150,000        149,944,583
--------------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.35%     10/19/09           200,000        199,906,667
--------------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.35%     10/26/09            98,000         97,947,597
--------------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.57%     10/13/09           150,000        149,900,250
--------------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                             0.22%     09/01/09            60,000         60,000,000
--------------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd./Corp.(b)(c)                       0.40%     01/06/10           100,000         99,858,889
==============================================================================================================
                                                                                                   807,557,986
==============================================================================================================


DIVERSIFIED BANKS-10.63%

  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)          0.43%     12/15/09            94,500         94,381,481
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)          0.63%     12/16/09            75,000         74,860,875
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)          1.02%     11/09/09           135,000        134,736,075
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)          1.21%     10/14/09            50,000         49,927,736
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)          1.21%     10/15/09           125,000        124,815,139
--------------------------------------------------------------------------------------------------------------
  Bank of America Corp.                                0.21%     09/09/09           150,000        149,993,000
--------------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia(c)                               0.25%     09/16/09           200,000        199,979,167
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Finance Inc.(c)                          0.30%     10/13/09            49,499         49,481,675
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Finance Inc.(c)                          0.44%     01/21/10           150,000        149,739,667
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Finance Inc.(c)                          1.13%     10/15/09           175,000        174,758,305
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

  BNZ International Funding Ltd.(b)(c)                 0.30%     10/14/09    $       50,000    $    49,982,083
--------------------------------------------------------------------------------------------------------------
  BNZ International Funding Ltd.(b)(c)                 0.30%     11/06/09           150,000        149,917,500
--------------------------------------------------------------------------------------------------------------
  Calyon North America Inc.(c)                         1.51%     09/11/09           100,000         99,958,056
--------------------------------------------------------------------------------------------------------------
  Rabobank USA Financial Corp.(c)                      0.89%     09/21/09           145,000        144,928,306
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(c)                        0.32%     09/28/09            75,000         74,982,000
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(c)                        0.33%     09/29/09           200,000        199,948,667
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(c)                        0.33%     10/05/09           225,000        224,929,875
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(c)                        0.35%     09/21/09           344,000        343,933,111
--------------------------------------------------------------------------------------------------------------
  Santander Central Hispano Finance (Delaware)
     Inc.(c)                                           0.23%     11/18/09            75,000         74,962,625
--------------------------------------------------------------------------------------------------------------
  Santander Central Hispano Finance (Delaware)
     Inc.(c)                                           0.51%     11/18/09            50,000         49,944,750
--------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(c)              0.32%     10/22/09           291,200        291,067,989
--------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(c)              0.33%     09/16/09           150,000        149,979,375
--------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(c)              0.35%     01/25/10           270,000        269,622,225
==============================================================================================================
                                                                                                 3,326,829,682
==============================================================================================================


DIVERSIFIED CAPITAL MARKETS-0.80%

  Deutsche Bank Financial LLC(c)                       0.29%     10/19/09           250,000        249,903,333
==============================================================================================================


LIFE & HEALTH INSURANCE-1.76%

  Metlife Short Term Funding LLC(b)                    0.33%     09/23/09           200,000        199,959,667
--------------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding LLC(b)                    0.35%     09/09/09           110,000        109,991,444
--------------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding LLC(b)                    0.35%     09/10/09           240,000        239,979,000
==============================================================================================================
                                                                                                   549,930,111
==============================================================================================================


MUNICIPAL COMMERCIAL PAPER-0.07%

  Texas Upper Trinity Regional Water District;
     Series 2009 A, Regional Treated Water Supply
     System Commercial Paper RN (LOC-Bank of
     America, N.A.)(d)                                 0.40%     09/15/09            22,350         22,350,000
==============================================================================================================


PACKAGED FOODS & MEATS-0.32%

  Nestle Capital Corp.(b)(c)                           0.70%     10/06/09           100,000         99,931,944
==============================================================================================================


REGIONAL BANKS-7.34%

  Abbey National North America LLC(c)                  0.31%     11/13/09           250,000        249,842,847
--------------------------------------------------------------------------------------------------------------
  Abbey National North America LLC(c)                  0.31%     11/18/09           120,000        119,919,400
--------------------------------------------------------------------------------------------------------------
  Banque et Caisse d'Epargne de l'Etat(c)              0.29%     12/09/09           150,000        149,880,375
--------------------------------------------------------------------------------------------------------------
  Banque et Caisse d'Epargne de l'Etat(c)              0.29%     12/14/09           100,000         99,916,222
--------------------------------------------------------------------------------------------------------------
  Banque et Caisse d'Epargne de l'Etat(c)              0.30%     10/19/09           200,000        199,920,000
--------------------------------------------------------------------------------------------------------------
  CBA (Delaware) Finance, Inc.(c)                      0.43%     09/15/09           100,000         99,983,278
--------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)                                   0.17%     09/09/09           155,000        154,994,144
--------------------------------------------------------------------------------------------------------------
  Fortis Funding LLC(b)(c)                             0.25%     09/22/09           100,000         99,985,417
--------------------------------------------------------------------------------------------------------------
  Fortis Funding LLC(b)(c)                             0.25%     09/25/09           100,000         99,983,333
--------------------------------------------------------------------------------------------------------------
  Fortis Funding LLC(b)(c)                             0.50%     02/25/10           200,000        199,508,333
--------------------------------------------------------------------------------------------------------------
  Nordea North America Inc.(c)                         0.20%     09/29/09           200,000        199,969,667
--------------------------------------------------------------------------------------------------------------
  Nordea North America Inc.(c)                         0.21%     09/29/09           100,000         99,984,056
--------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp.(b)(c)(e)                       0.23%     02/17/10           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp.(b)(c)                          0.34%     01/21/10           100,000         99,865,889
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

  Westpac Banking Corp.(b)(c)                          0.40%     02/17/10    $      225,000    $   224,577,500
==============================================================================================================
                                                                                                 2,298,330,461
==============================================================================================================
     Total Commercial Paper (Cost $16,104,120,342)                                              16,104,120,342
==============================================================================================================



CERTIFICATES OF DEPOSIT-28.54%

  ABN-AMRO Bank N.V.                                   0.33%     09/30/09           100,000        100,002,414
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                0.60%     12/11/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.01%     10/22/09           175,000        175,001,233
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.16%     09/09/09           100,000        100,000,222
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.18%     09/04/09           100,000        100,000,083
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.25%     10/15/09            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.26%     09/14/09           150,000        150,000,538
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.48%     10/08/09           200,000        200,002,040
--------------------------------------------------------------------------------------------------------------
  BNP Paribas (United Kingdom)(c)                      0.31%     11/10/09           300,000        300,002,913
--------------------------------------------------------------------------------------------------------------
  BNP Paribas (United Kingdom)(c)                      0.31%     11/12/09           100,000        100,000,995
--------------------------------------------------------------------------------------------------------------
  BNP Paribas                                          1.12%     10/14/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  BNP Paribas                                          1.41%     09/14/09           100,000        100,000,359
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.53%     03/01/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon (United Kingdom)(c)                           0.55%     12/22/09            25,000         25,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.58%     01/15/10           120,000        120,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.61%     02/05/10            50,000         50,002,171
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.65%     02/01/10            75,000         75,015,815
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.96%     08/09/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.96%     08/16/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon                                               1.12%     10/22/09           265,000        265,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon                                               1.40%     09/09/09            75,000         75,000,166
--------------------------------------------------------------------------------------------------------------
  Commonwealth Bank of Australia (United
     Kingdom)(c)                                       0.28%     12/28/09           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Commonwealth Bank of Australia (United
     Kingdom)(c)                                       0.30%     12/21/09           300,000        300,004,621
--------------------------------------------------------------------------------------------------------------
  Commonwealth Bank of Australia (United
     Kingdom)(c)                                       0.31%     12/01/09           200,000        200,005,051
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank AG                                     0.30%     10/26/09           150,000        150,000,000
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank AG                                     0.31%     11/17/09           200,000        200,004,273
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank AG                                     0.31%     11/23/09           250,000        250,005,757
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank AG(e)                                  1.00%     01/25/10           192,000        192,465,984
--------------------------------------------------------------------------------------------------------------
  Fortis Bank N.V./S.A.                                0.34%     12/31/09            85,000         85,002,854
--------------------------------------------------------------------------------------------------------------
  HSBC Bank PLC (United Kingdom)(c)                    1.46%     10/09/09           100,000        100,001,044
--------------------------------------------------------------------------------------------------------------
  Lloyds TSB Bank PLC                                  0.26%     10/20/09           300,000        300,004,081
--------------------------------------------------------------------------------------------------------------
  Lloyds TSB Bank PLC                                  0.28%     10/07/09           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Lloyds TSB Bank PLC                                  0.32%     09/09/09           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(c)     0.34%     12/30/09           100,000        100,006,656
--------------------------------------------------------------------------------------------------------------
  Nordea Bank A.B.                                     0.21%     09/21/09           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                   0.52%     05/21/10           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Rabobank Nederland(e)                                0.74%     03/12/10           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                   0.90%     09/28/09           150,000        150,000,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

  Rabobank Nederland                                   0.95%     10/14/09    $      150,000    $   150,000,000
--------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                   1.00%     09/14/09           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                 0.38%     05/28/10           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada(e)                              0.82%     12/16/09           150,000        150,000,000
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC                           0.32%     10/02/09           300,000        300,000,000
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC                           0.32%     10/05/09           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale                                     0.34%     12/04/09           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale                                     0.35%     12/07/09           265,000        265,015,670
--------------------------------------------------------------------------------------------------------------
  Societe Generale(e)(f)                               0.43%     04/05/10           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale                                     0.60%     09/11/09           150,000        150,000,000
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                0.50%     02/08/10            65,000         65,014,393
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                0.65%     04/09/10           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                0.95%     09/30/09            75,000         75,000,601
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.20%     11/16/09            75,000         75,000,000
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.30%     12/16/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.40%     12/11/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.47%     12/24/09            42,000         42,113,581
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.51%     11/12/09            75,000         75,001,483
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.85%     10/05/09           100,000        100,000,931
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.90%     10/02/09           125,000        125,001,061
==============================================================================================================
     Total Certificates of Deposit (Cost
       $8,934,676,990)                                                                           8,934,676,990
==============================================================================================================



VARIABLE RATE DEMAND NOTES-6.64%(f)

LETTER OF CREDIT ENHANCED-6.13%(d)

  A Mining Group, LLC; Series 2006, Incremental
     Taxable Bonds (LOC-Wells Fargo Bank, N.A.)        0.40%     06/01/29             4,100          4,100,000
--------------------------------------------------------------------------------------------------------------
  Alamogordo (City of), New Mexico (Gerald
     Champion Regional Medical Center); Series
     2007 A, Ref. Hospital Improvement RB
     (LOC-Bank of America, N.A.)                       0.33%     07/01/37            10,465         10,465,000
--------------------------------------------------------------------------------------------------------------
  Arizona (State of) Healthcare Facilities
     Authority (Catholic Healthcare West Loan
     Program); Series 2008 A, RB (LOC-Bank of
     America, N.A.)                                    0.27%     07/01/35            24,500         24,500,000
--------------------------------------------------------------------------------------------------------------
  Atlanticare Health Services, Inc.; Series 2003,
     Taxable Bonds (LOC-Wells Fargo Bank, N.A.)        0.40%     10/01/33               315            315,000
--------------------------------------------------------------------------------------------------------------
  Benjamin Rose Institute (The) (Kethley House);
     Series 2005, Taxable Notes (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.65%     12/01/28             4,700          4,700,000
--------------------------------------------------------------------------------------------------------------
  Blount (County of), Tennessee Health &
     Educational Facilities Board (Maryville
     College); Series 2007, RB (LOC-Bank of
     America, N.A.)                                    0.33%     04/01/32            10,600         10,600,000
--------------------------------------------------------------------------------------------------------------
  Brooke (County of), West Virginia County
     Commission (Bethany College); Series 2008 A,
     Commercial Development RB (LOC-PNC Bank,
     N.A.)                                             0.29%     12/01/37             4,050          4,050,000
--------------------------------------------------------------------------------------------------------------
  Bucks (County of), Pennsylvania Industrial
     Development Authority (Grand View Hospital);
     Series 2008 B, IDR (LOC-PNC Bank, N.A.)           0.25%     07/01/39             8,555          8,555,000
--------------------------------------------------------------------------------------------------------------
  Butler (County of), Ohio (LifeSphere); Series
     2007, Healthcare Facilities Improvement RB
     (LOC-U.S. Bank, N.A.)                             0.28%     05/01/30             3,530          3,530,000
--------------------------------------------------------------------------------------------------------------
  Centerville (City of), Ohio (Bethany Lutheran
     Village Continuing Care Facility Expansion);
     Series 2007 B, Health Care RB (LOC-PNC Bank,
     N.A.)                                             0.29%     11/01/40            22,270         22,270,000
--------------------------------------------------------------------------------------------------------------
  Central Michigan University Board of Trustees;
     Series 2008 A, Ref. General RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.22%     10/01/32             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Charlotte (City of), North Carolina (NASCAR Hall
     of Fame Facilities); Series 2009 D, Taxable
     COP (LOC-Bank of America, N.A.)                   0.45%     06/01/35            15,000         15,000,000
--------------------------------------------------------------------------------------------------------------
  Chatham Capital Corp.; Series 2000, Taxable
     Notes (LOC-JPMorgan Chase Bank, N.A.)             0.32%     07/01/20             3,700          3,700,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Chester (County of), Pennsylvania Industrial
     Development Authority (Archdiocese of
     Philadelphia); Series 2001, IDR (LOC-Wells
     Fargo Bank, N.A.)                                 0.22%     07/01/31    $       40,700    $    40,700,000
--------------------------------------------------------------------------------------------------------------
  Cobb (County of), Georgia Kennestone Hospital
     Authority (WellStar Health System, Inc.);
     Sub. Series 2005 A, Anticipation Ctfs. RB
     (LOC-Bank of America, N.A.)                       0.35%     04/01/40             7,500          7,500,000
--------------------------------------------------------------------------------------------------------------
  Cohasset (City of), Minnesota (Minnesota Power &
     Light Company); Series 1997 A, Ref. RB
     (LOC-Bank of America, N.A.)                       0.33%     06/01/20             6,900          6,900,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Bethany Lutheran
     School); Series 2008, RB (LOC-U.S. Bank,
     N.A.)                                             0.28%     11/01/38             3,650          3,650,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (King's Way Christian
     School); Series 2009, RB (LOC-U.S. Bank,
     N.A.)                                             0.28%     04/15/39             5,420          5,420,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Lutheran Church
     Extension Fund-Missouri Synod Loan Program);
     Series 2008, RB (LOC-Bank of America, N.A.)       0.25%     05/15/38             7,300          7,300,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Parker & Denver High
     Schools); Series 2006, RB (LOC-Bank of
     America, N.A.)                                    0.25%     12/01/36             2,600          2,600,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Western Christian
     Schools); Series 2009, RB (LOC-U.S. Bank,
     N.A.)                                             0.28%     07/01/39             4,875          4,875,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Bethesda Living Centers); Series 1999, RB
     (LOC-Bank of America, N.A.)                       0.28%     08/15/30             8,140          8,140,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Exempla, Inc.); Series 2009 A, RB (LOC-U.S.
     Bank, N.A.)                                       0.20%     01/01/39             6,980          6,980,000
--------------------------------------------------------------------------------------------------------------
  Columbus (City of), Ohio Regional Airport
     Authority (OASBO Expanded Asset Pooled
     Financing Program); Sr. Series 2004 A,
     Capital Funding RB (LOC-U.S. Bank, N.A.)          0.30%     03/01/34             8,725          8,725,000
--------------------------------------------------------------------------------------------------------------
  Connecticut (State of) Health & Educational
     Facilities Authority (Yale-New Haven
     Hospital, Inc.);
     Series 2008 K-1, RB (LOC-JPMorgan Chase Bank,
     N.A.)                                             0.22%     07/01/25            23,055         23,055,000
--------------------------------------------------------------------------------------------------------------
     Series 2008 L-1, RB (LOC-Bank of America,
     N.A.)                                             0.22%     07/01/36            27,030         27,030,000
--------------------------------------------------------------------------------------------------------------
  Coshocton (County of), Ohio (Coshocton County
     Memorial Hospital); Series 1999, Hospital
     Facilities RB (LOC-JPMorgan Chase Bank, N.A.)     0.27%     03/01/19             3,030          3,030,000
--------------------------------------------------------------------------------------------------------------
  Dearborn (County of), Indiana (Dearborn County
     Hospital); Series 2006, Economic Development
     RB (LOC-JPMorgan Chase Bank, N.A.)                0.32%     04/01/36             7,450          7,450,000
--------------------------------------------------------------------------------------------------------------
  DeKalb, Newton, & Gwinnett (Counties of),
     Georgia Joint Development Authority (GGC Real
     Estate Parking I, LLC); Series 2007,
     Incremental Draw RB (LOC-Wells Fargo Bank,
     N.A.)                                             0.28%     06/01/32             5,385          5,385,000
--------------------------------------------------------------------------------------------------------------
  DeKalb, Newton, & Gwinnett (Counties of),
     Georgia Joint Development Authority (GPC Real
     Estate Student Support I, LLC); Series 2007,
     Incremental Draw RB (LOC-Wells Fargo Bank,
     N.A.)                                             0.28%     06/01/35             5,475          5,475,000
--------------------------------------------------------------------------------------------------------------
  Delaware (State of) Economic Development
     Authority (Goodwill Industries of Delaware &
     Delaware County, Inc.); Series 2006, RB
     (LOC-PNC Bank, N.A.)                              0.29%     09/01/36             3,945          3,945,000
--------------------------------------------------------------------------------------------------------------
  Delaware (State of) Economic Development
     Authority (YMCA of Delaware); Series 2007, RB
     (LOC-PNC Bank, N.A.)                              0.29%     05/01/36             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  District of Columbia (Hogar Hispano, Inc.);
     Series 2005, RB (LOC-Bank of America, N.A.)       0.33%     03/01/30            15,890         15,890,000
--------------------------------------------------------------------------------------------------------------
  District of Columbia (John F. Kennedy Center for
     the Performing Arts); Series 2008, RB
     (LOC-Bank of America, N.A.)                       0.33%     10/01/29            11,230         11,230,000
--------------------------------------------------------------------------------------------------------------
  District of Columbia; Series 1998 A, Pooled Loan
     Program RB (LOC-Bank of America, N.A.)(b)         0.33%     01/01/29             9,462          9,462,000
--------------------------------------------------------------------------------------------------------------
  Douglas (County of), Nebraska Hospital Authority
     No. 2 (Children's Hospital Obligated Group);
     Series 2008 A, Ref. Health Facilities RB
     (LOC-U.S. Bank, N.A.)                             0.20%     08/15/32             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Erie (City of), Pennsylvania Higher Education
     Building Authority (Gannon University);
     Series 1998 F, RB (LOC-PNC Bank, N.A.)            0.29%     07/01/13             4,040          4,040,000
--------------------------------------------------------------------------------------------------------------
  Franklin (County of), Ohio (Doctors Ohio Health
     Corp.); Sub. Series 1998 B, Hospital
     Facilities RB (LOC-PNC Bank, N.A.)                0.29%     12/01/28             6,660          6,660,000
--------------------------------------------------------------------------------------------------------------
  Fredericksburg (City of), Virginia Economic
     Development Authority (Student Housing &
     Economic Development-Eagle Village I); Series
     2009 B, Taxable RB (LOC-Bank of America,
     N.A.)                                             0.46%     09/01/41             7,110          7,110,000
--------------------------------------------------------------------------------------------------------------
  Gillette (City of), Wyoming (Pacificorp); Series
     1988, Ref. PCR (LOC-Barclays Bank PLC)(c)         0.25%     01/01/18            21,175         21,175,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Grand Valley State University Board of Trustees,
     Michigan; Series 2008 B, Ref. General RB
     (LOC-U.S. Bank, N.A.)                             0.17%     06/01/19    $        6,000    $     6,000,000
--------------------------------------------------------------------------------------------------------------
  Hamilton (County of), Ohio (Cincinnati
     Children's Hospital Medical Center); Series
     2007 M, Hospital Facilities RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.20%     05/15/37            22,540         22,540,000
--------------------------------------------------------------------------------------------------------------
  Harris (County of), Texas Cultural Education
     Facilities Finance Corp. (Baylor College of
     Medicine); Series 2008 E, Ref. Medical
     Facilities RB (LOC-JPMorgan Chase Bank, N.A.)     0.25%     11/15/35            37,500         37,500,000
--------------------------------------------------------------------------------------------------------------
  Harris (County of), Texas Cultural Education
     Facilities Finance Corp. (Memorial Hermann
     Healthcare System); Series 2008 C, Ref.
     Hospital RB (LOC-Wells Fargo Bank, N.A.)          0.24%     06/01/24            25,000         25,000,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (James Jordan Boys & Girls Club and
     Family Life Center); Series 1995, RB
     (LOC-Bank of America N.A., JPMorgan Chase
     Bank, N.A.)(b)                                    0.32%     08/01/30             4,700          4,700,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Lyric Opera of Chicago); Series
     1994, RB (LOC-Harris N.A., JPMorgan Chase
     Bank, N.A., Northern Trust Co.)                   0.17%     12/01/28            14,800         14,800,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Sinai Community Institute, Inc.);
     Series 1997, RB (LOC-Bank of America,
     N.A.)(b)                                          0.35%     03/01/22             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Westside Health Authority); Series
     2003, RB (LOC-Bank of America, N.A.)              0.33%     12/01/29             2,610          2,610,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Field Museum of Natural History);
     Series 1998, RB (LOC-Bank of America, N.A.)       0.29%     11/01/32            11,900         11,900,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Museum of Science & Industry);
     Series 1992, RB (LOC-JPMorgan Chase Bank,
     N.A.)                                             0.32%     10/01/26            14,600         14,600,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (St. Xavier University); Series
     2002 A, RB (LOC-Bank of America, N.A.)            0.33%     10/01/32             6,450          6,450,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Commonwealth Edison Co.); Series 2008 D,
     Ref. PCR (LOC-JPMorgan Chase Bank, N.A.)          0.25%     03/01/20             7,800          7,800,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Edward
     Hospital Obligated Group); Series 2008 B-1,
     Ref. RB (LOC-JPMorgan Chase Bank, N.A.)           0.24%     02/01/40            10,000         10,000,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Elmhurst
     College); Series 2007, RB (LOC-Bank of
     America, N.A.)                                    0.33%     02/01/42            12,500         12,500,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (OSF
     Healthcare System); Series 2009 B, RB
     (LOC-PNC Bank, N.A.)                              0.27%     11/15/37             7,200          7,200,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (The
     Children's Memorial Hospital); Series 2008 C,
     RB (LOC-JPMorgan Chase Bank, N.A.)                0.24%     08/15/25            35,045         35,045,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (University of Chicago Medical Center);
     Series 2009 E-1, RB (LOC-JPMorgan Chase Bank,
     N.A.)                                             0.13%     08/01/43             8,500          8,500,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Peace Memorial Ministries); Series 2003 B,
     RB (LOC-Bank of America, N.A.)                    0.33%     08/15/33             9,155          9,155,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Rehabilitation Institute of Chicago); Series
     1997, RB (LOC-Bank of America, N.A.)              0.32%     04/01/32             5,300          5,300,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 B, RB (LOC-Bank of America, N.A.)     0.18%     08/01/20             8,000          8,000,000
--------------------------------------------------------------------------------------------------------------
     Series 1985 C, RB (LOC-JPMorgan Chase Bank,
     N.A.)                                             0.32%     08/01/15            25,950         25,950,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Riverside Health System); Series 1994, RB
     (LOC-Bank of America, N.A.)                       0.32%     11/01/19             6,200          6,200,000
--------------------------------------------------------------------------------------------------------------
  Independence (City of), Missouri Industrial
     Development Authority (The Groves & Graceland
     College Nursing Arts Center); Series 1997 A,
     IDR (LOC-Bank of America, N.A.)                   0.33%     11/01/27            13,930         13,930,000
--------------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indiana Historical Society, Inc.); Series
     1997, Educational Facilities RB (LOC-JPMorgan
     Chase Bank, N.A.)(b)                              0.32%     08/01/31            14,900         14,900,000
--------------------------------------------------------------------------------------------------------------
  Indiana (State of) Finance Authority (Community
     Health Network, Inc.); Series 2009 B,
     Hospital RB (LOC-PNC Bank, N.A.)                  0.25%     07/01/39            15,000         15,000,000
--------------------------------------------------------------------------------------------------------------
  Indiana (State of) Finance Authority (Deaconess
     Health System, Inc. Obligated Group); Series
     2009 B, Hospital RB (LOC-Bank of America,
     N.A.)                                             0.35%     03/01/39            40,000         40,000,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Indiana (State of) Finance Authority (Parkview
     Health System Obligated Group);
     Series 2009 B, Hospital RB (LOC-PNC Bank,
     N.A.)                                             0.26%     11/01/39    $       16,495    $    16,495,000
--------------------------------------------------------------------------------------------------------------
     Series 2009 C, Hospital RB (LOC-Wells Fargo
     Bank, N.A.)                                       0.25%     11/01/39            10,655         10,655,000
--------------------------------------------------------------------------------------------------------------
  Indiana (State of) Health & Educational Facility
     Financing Authority (Howard Regional Health
     System); Series 2005, Hospital RB (LOC-
     Harris N.A.)                                      0.20%     01/01/35            10,000         10,000,000
--------------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Community Hospitals);
     Series 2000 A, RB (LOC-Bank of America, N.A.)     0.33%     07/01/28             7,300          7,300,000
--------------------------------------------------------------------------------------------------------------
     Series 2000 B, RB (LOC-Bank of America, N.A.)     0.33%     07/01/28             6,075          6,075,000
--------------------------------------------------------------------------------------------------------------
  Iowa (State of) Higher Education Loan Authority
     (Luther College); Series 2008, Private
     College Facility RB (LOC-Harris N.A.)             0.28%     12/01/38             5,500          5,500,000
--------------------------------------------------------------------------------------------------------------
  Jackson (City of), Tennessee Energy Authority;
     Series 2009, Ref. Water System RB (LOC-U.S.
     Bank, N.A.)                                       0.23%     12/01/23             3,600          3,600,000
--------------------------------------------------------------------------------------------------------------
  Lancaster (County of), Nebraska Hospital
     Authority No. 1 (BryanLGH Medical Center);
     Series 2008 B-1, Ref. RB (LOC-U.S. Bank,
     N.A.)                                             0.20%     06/01/31            14,615         14,615,000
--------------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (CHRISTUS Health Obligated Group); Series
     2009 B-3, Ref. RB (LOC-Bank of New York
     Mellon)                                           0.20%     07/01/47             3,000          3,000,000
--------------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (Dynamic Fuels, LLC); Series 2008, RB
     (LOC-JPMorgan Chase Bank, N.A.)                   0.12%     10/01/33            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
  Louisiana (State of); Series 2009 A-1, Gasoline
     & Fuels Tax Second Lien RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.20%     05/01/43            40,000         40,000,000
--------------------------------------------------------------------------------------------------------------
  Louisiana State University & Agricultural &
     Mechanical College Board of Supervisors;
     Series 2002, Auxiliary RB (LOC-BNP
     Paribas)(c)                                       0.25%     07/01/32            10,590         10,590,000
--------------------------------------------------------------------------------------------------------------
  Luzerne (County of), Pennsylvania; Series 2004,
     GO (LOC-PNC Bank, N.A.)                           0.29%     11/01/14             6,385          6,385,000
--------------------------------------------------------------------------------------------------------------
  Lyndhurst (City of), Ohio (Hawken School);
     Series 2002, Economic Development RB (LOC-PNC
     Bank, N.A.)                                       0.29%     05/01/27             4,695          4,695,000
--------------------------------------------------------------------------------------------------------------
  Manatee (County of), Florida (St. Stephen's
     Upper School); Series 2000, RB (LOC-Bank of
     America, N.A.)                                    0.33%     11/01/25             4,600          4,600,000
--------------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Odenton Christian
     School); Series 2008, RB (LOC-PNC Bank, N.A.)     0.28%     07/01/33             3,590          3,590,000
--------------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (University of Maryland
     Medical System);
     Series 2007 A, RB (LOC-Wells Fargo Bank,
     N.A.)                                             0.22%     07/01/34             9,885          9,885,000
--------------------------------------------------------------------------------------------------------------
     Series 2007 B, RB (LOC-Bank of America, N.A.)     0.30%     07/01/34            20,795         20,795,000
--------------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Villa Julie College);
     Series 2005, RB (LOC-Bank of America, N.A.)       0.30%     07/01/30            55,865         55,865,000
--------------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority; Series 1994 D, Pooled
     Loan Program RB (LOC-Bank of America,
     N.A.)(b)                                          0.30%     01/01/29            40,790         40,790,000
--------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Abby Kelley Foster Charter Public
     School); Series 2008, RB (LOC-TD Bank, N.A.)      0.27%     09/01/38             4,900          4,900,000
--------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Brandon Residential Treatment Center,
     Inc.); Series 2003, RB (LOC-TD Bank, N.A.)        0.27%     04/01/28             5,895          5,895,000
--------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Dana-Farber Cancer
     Institute); Series 2008 L-1, RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.22%     12/01/46            26,800         26,800,000
--------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Housing Finance Agency
     (Avalon at Crane Brook); Series 2006 A,
     Taxable RB (LOC-JPMorgan Chase Bank, N.A.)        0.32%     04/01/36            21,010         21,010,000
--------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Housing Finance Agency;
     Series 2009 B, Taxable Bonds (LOC-Bank of
     America, N.A.)                                    0.46%     01/01/44            10,008         10,008,000
--------------------------------------------------------------------------------------------------------------
  Michigan (State of) Higher Education Facilities
     Authority (Calvin College); Series 2007 A,
     Ref. Limited Obligation RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.23%     09/01/37             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (McLaren Health Care Corp.);
     Series 2008 B-2, Ref. RB (LOC-JPMorgan Chase
     Bank, N.A.)                                       0.24%     10/15/30            16,550         16,550,000
--------------------------------------------------------------------------------------------------------------
     Series 2008 B-3, Ref. RB (LOC-JPMorgan Chase
     Bank, N.A.)                                       0.24%     10/15/38            26,400         26,400,000
--------------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (The Roper
     School); Series 2002, Limited Obligation RB
     (LOC-Bank of America, N.A.)(b)                    0.33%     05/01/32             3,195          3,195,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Minneapolis (City of), Minnesota (Fairview
     Health Services); Series 2008 C, Health Care
     System RB (LOC-Wells Fargo Bank, N.A.)            0.20%     11/15/47    $       26,075    $    26,075,000
--------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Petal Gas Storage, LLC); Series 2007, Gulf
     Opportunity Zone IDR (LOC-Deutsche Bank
     AG)(c)                                            0.28%     08/01/34             9,500          9,500,000
--------------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Lutheran Church
     Extension Fund-Missouri Synod Loan Program);
     Series 2004 A, RB (LOC-Bank of America, N.A.)     0.25%     07/01/29             7,645          7,645,000
--------------------------------------------------------------------------------------------------------------
  Monroe (County of), New York Industrial
     Development Agency (Margaret Woodbury Strong
     Museum); Series 2005, Civic Facility IDR
     (LOC-JPMorgan Chase Bank, N.A.)                   0.20%     04/01/35            16,750         16,750,000
--------------------------------------------------------------------------------------------------------------
  Montgomery (County of), Ohio (The Dayton Art
     Institute); Series 1996, Economic Development
     RB (LOC-U.S. Bank, N.A.)                          0.29%     05/01/26             4,300          4,300,000
--------------------------------------------------------------------------------------------------------------
  Montgomery (County of), Pennsylvania Industrial
     Development Authority (Archdiocese of
     Philadelphia); Series 2008 A, IDR (LOC-PNC
     Bank, N.A.)                                       0.25%     11/01/38            13,500         13,500,000
--------------------------------------------------------------------------------------------------------------
  Moon (Township of), Pennsylvania Industrial
     Development Authority (Providence Point);
     Series 2007, First Mortgage IDR (LOC-Lloyds
     TSB Bank PLC)(c)                                  0.30%     07/01/38            67,780         67,780,001
--------------------------------------------------------------------------------------------------------------
  Moon (Township of), Pennsylvania Industrial
     Development Authority (YMCA of Greater
     Pittsburgh); Series 2005, Community
     Facilities IDR (LOC-PNC Bank, N.A.)               0.29%     06/01/25             3,820          3,820,000
--------------------------------------------------------------------------------------------------------------
  Morton Grove (Village of), Illinois (Illinois
     Holocaust Museum & Educational Center);
     Series 2006, Cultural Facility RB (LOC-Bank
     of America, N.A.)                                 0.30%     12/01/41             4,250          4,250,000
--------------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Exeter Hospital
     Obligated Group); Series 2003, Healthcare RB
     (LOC-Bank of America, N.A.)                       0.30%     10/01/33            15,835         15,835,000
--------------------------------------------------------------------------------------------------------------
  New Jersey (State of) Economic Development
     Authority (Job Haines Home for Aged People);
     Series 1998, RB (LOC-PNC Bank, N.A.)              0.28%     02/01/28             1,000          1,000,000
--------------------------------------------------------------------------------------------------------------
  New York (State of) Dormitory Authority (St.
     John's University); Series 2008 A, RB
     (LOC-JPMorgan Chase Bank, N.A.)                   0.15%     07/01/30            34,525         34,525,000
--------------------------------------------------------------------------------------------------------------
  Newport (City of), Kentucky (Kentucky League of
     Cities Funding Trust); Series 2002, Lease
     Program RB (LOC-U.S. Bank, N.A.)                  0.19%     04/01/32            12,900         12,900,000
--------------------------------------------------------------------------------------------------------------
  Norfolk (City of), Virginia Redevelopment &
     Housing Authority (E2F Student Housing I,
     LLC); Series 2005, RB (LOC-Bank of America,
     N.A.)                                             0.33%     07/01/34             6,625          6,625,000
--------------------------------------------------------------------------------------------------------------
  Norfolk (City of), Virginia Redevelopment &
     Housing Authority (Norfolk Housing, LLC-The
     District at ODU); Series 2009, Taxable RB
     (LOC-Bank of America, N.A.)                       0.46%     09/01/39            22,905         22,905,000
--------------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Agency (St. Mary's School); Series 2006, RB
     (LOC-Wells Fargo Bank, N.A.)                      0.33%     09/01/27            17,455         17,455,000
--------------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Elon College); Series 1997,
     RB (LOC-Bank of America, N.A.)                    0.35%     01/01/19             8,840          8,840,000
--------------------------------------------------------------------------------------------------------------
  Northeastern Pennsylvania (Region of) Hospital &
     Education Authority (Commonwealth Medical
     College); Series 2009, RB (LOC-PNC Bank,
     N.A.)                                             0.25%     09/01/34            11,425         11,425,000
--------------------------------------------------------------------------------------------------------------
  Ohio (State of) (Ohio Dominican University);
     Series 2007, Higher Educational Facility RB
     (LOC-JPMorgan Chase Bank, N.A.)                   0.28%     12/01/37             5,330          5,330,000
--------------------------------------------------------------------------------------------------------------
  Palm Beach (County of), Florida (The Raymond F.
     Kravis Center for the Performing Arts, Inc.);
     Series 2002, RB (LOC-Northern Trust Co.)          0.28%     07/01/32             2,700          2,700,000
--------------------------------------------------------------------------------------------------------------
  Palm Beach (County of), Florida Housing Finance
     Authority (Emerald Bay Club Apartments);
     Series 2004, Ref. MFH RB (LOC-Wells Fargo
     Bank, N.A.)                                       0.28%     06/01/30             5,500          5,500,000
--------------------------------------------------------------------------------------------------------------
  Parma (City of), Ohio (The Parma Community
     General Hospital Association); Series 2006 A,
     RB (LOC-JPMorgan Chase Bank, N.A.)                0.29%     11/01/29             4,445          4,445,000
--------------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Springside School);
     Series 2000 J-4, RB (LOC-PNC Bank, N.A.)          0.29%     11/01/30             4,900          4,900,000
--------------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Messiah
     College); Series 2001 I-4, RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.27%     11/01/31            10,445         10,445,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Washington &
     Jefferson College); Series 1999 E-5, RB
     (LOC-PNC Bank, N.A.)                              0.29%     11/01/29    $        6,300    $     6,300,000
--------------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Turnpike Commission;
     Series 2008 B-1, Turnpike Multi-modal RB
     (LOC-Bank of America, N.A.)                       0.30%     12/01/38            10,400         10,400,000
--------------------------------------------------------------------------------------------------------------
  Portland (Port of), Oregon (Portland Bulk
     Terminals, LLC); Series 2006, Ref. Special
     Obligation RB (LOC-Canadian Imperial Bank of
     Commerce)(c)(g)                                   0.35%     03/01/36            11,000         11,000,000
--------------------------------------------------------------------------------------------------------------
  Prince Georges (County of), Maryland (Collington
     Episcopal Life Care Community, Inc.); Series
     2006 B, Ref. RB (LOC-Bank of America, N.A.)       0.28%     04/01/28            23,310         23,310,000
--------------------------------------------------------------------------------------------------------------
  R.G. Ray Corp.; Series 2000, Taxable RB
     (LOC-Bank of America, N.A.)                       0.45%     01/01/15             1,885          1,885,000
--------------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (Care New England Health
     System); Series 2008 A, Health Financing RB
     (LOC-JPMorgan Chase Bank, N.A.)                   0.23%     09/01/32            21,945         21,945,000
--------------------------------------------------------------------------------------------------------------
  Richland (City of), Washington; Series 1996,
     Golf Enterprise RB (LOC-Bank of America,
     N.A.)                                             0.32%     12/01/21             2,300          2,300,000
--------------------------------------------------------------------------------------------------------------
  Richland (County of), Ohio (Wesleyan Senior
     Living Obligated Group); Series 2004 A, Ref.
     Health Care Facilities RB (LOC-JPMorgan Chase
     Bank, N.A.)                                       0.28%     11/01/27            15,975         15,975,000
--------------------------------------------------------------------------------------------------------------
  Sarasota (County of), Florida (The Glenridge on
     Palmer Ranch, Inc.); Series 2006, Ref.
     Continuing Care Retirement Community RB
     (LOC-Lloyds TSB Bank PLC)(c)                      0.28%     06/01/36            10,300         10,300,000
--------------------------------------------------------------------------------------------------------------
  Shelby (County of), Tennessee Health,
     Educational & Housing Facility Board
     (Trezevant Manor); Series 2007 A, RB
     (LOC-Bank of America, N.A.)                       0.29%     09/01/39             7,225          7,225,000
--------------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (John Ancrum Society
     for Prevention of Cruelty to Animals); Series
     2007, RB (LOC-Bank of America, N.A.)              0.33%     08/01/27             4,100          4,100,000
--------------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Sisters of Charity
     Providence Hospitals); Series 2002, RB
     (LOC-Wells Fargo Bank, N.A.)                      0.29%     11/01/32            36,360         36,360,000
--------------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (YMCA of Columbia, SC);
     Series 2006, RB (LOC-Bank of America, N.A.)       0.33%     10/01/28             4,380          4,380,000
--------------------------------------------------------------------------------------------------------------
  South Dakota (State of) Health & Educational
     Facilities Authority (Regional Health, Inc.);
     Series 2008, RB (LOC-U.S. Bank, N.A.)             0.20%     09/01/27             8,500          8,500,000
--------------------------------------------------------------------------------------------------------------
  St. Charles (County of), Missouri Public Water
     Supply District No. 2; Series 2005 A, COP
     (LOC-Bank of America, N.A.)                       0.33%     12/01/33            11,820         11,820,000
--------------------------------------------------------------------------------------------------------------
  St. Jean Industries, Inc.; Series 2006, Taxable
     Notes (LOC-General Electric Capital Corp.)(b)     1.10%     10/01/21             8,400          8,400,000
--------------------------------------------------------------------------------------------------------------
  Tarrant (County of), Texas Cultural Education
     Facilities Finance Corp. (CHRISTUS Health);
     Series 2008 C-4, Ref. RB (LOC-Bank of
     America, N.A.)                                    0.32%     07/01/47            20,345         20,345,000
--------------------------------------------------------------------------------------------------------------
  Troy (City of), New York Industrial Development
     Authority (Rensselaer Polytechnic Institute);
     Series 2002 B, Civic Facility IDR
     (LOC-JPMorgan Chase Bank, N.A.)                   0.22%     09/01/42            34,100         34,100,000
--------------------------------------------------------------------------------------------------------------
  University of Virginia Real Estate Foundation;
     Series 2001, Taxable Bonds (LOC-Wells Fargo
     Bank, N.A.)(b)                                    0.40%     07/01/26            41,060         41,060,000
--------------------------------------------------------------------------------------------------------------
  Virginia (State of) Small Business Financing
     Authority (Hampton Roads Proton Beam Therapy
     Institute at Hampton University, LLC); Series
     2008 A, RB (LOC-PNC Bank, N.A.)                   0.29%     12/01/38            16,250         16,250,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Economic Development
     Finance Authority (Benaroya Research
     Institute at Virginia Mason); Series 2006 C,
     Ref. RB (LOC-Bank of America, N.A.)               0.28%     06/01/29             7,550          7,550,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (National Healthcare, Research &
     Education Finance Corp.); Series 2000, Lease
     RB (LOC-BNP Paribas)(c)                           0.27%     01/01/32            13,000         13,000,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Swedish Health Services); Series
     2009 C, RB (LOC-U.S. Bank, N.A.)                  0.20%     11/15/39            33,000         33,000,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Nikkei Concerns); Series 1994, Non-profit RB
     (LOC-U.S. Bank, N.A.)                             0.27%     10/01/19             3,630          3,630,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (The Bush School); Series 2006, Non-profit RB
     (LOC-Bank of America, N.A.)                       0.30%     04/01/34            20,370         20,370,000
--------------------------------------------------------------------------------------------------------------
  Westmoreland (County of), Pennsylvania
     Industrial Development Authority (Greensburg
     Thermal, LLC); Series 2005 A, Ref. IDR
     (LOC-PNC Bank, N.A.)                              0.29%     12/01/24             3,715          3,715,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Williamstown (City of), Kentucky (Kentucky
     League of Cities Funding Trust);
     Series 2008 A, Lease Program RB (LOC-U.S.
     Bank, N.A.)                                       0.19%     07/01/38    $        3,600    $     3,600,000
--------------------------------------------------------------------------------------------------------------
     Series 2008 B, Lease Program RB (LOC-U.S.
     Bank, N.A.)                                       0.19%     12/01/38             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Benevolent Corp. Cedar
     Community); Series 2007, RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.32%     06/01/37             6,900          6,900,000
--------------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Goodwill Industries of
     Southeastern Wisconsin, Inc.); Series 2009,
     RB (LOC-U.S. Bank, N.A.)                          0.28%     06/01/39             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Meriter Hospital,
     Inc.); Series 2008 A, RB (LOC-U.S. Bank,
     N.A.)                                             0.18%     12/01/24             5,600          5,600,000
--------------------------------------------------------------------------------------------------------------
  Yavapai (County of), Arizona Industrial
     Development Authority (Northern Arizona
     Healthcare System); Series 2008 B, Hospital
     Facilities IDR (LOC-Banco Bilbao Vizcaya
     Argentaria, S.A.)(c)                              0.26%     12/01/39             3,000          3,000,000
==============================================================================================================
                                                                                                 1,920,055,001
==============================================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-0.51%

  Allegheny (County of), Pennsylvania Hospital
     Development Authority (UPMC Senior
     Communities, Inc.); Series 2003, RB
     (CEP-Federal National Mortgage Association)       0.28%     07/15/28             2,825          2,825,000
--------------------------------------------------------------------------------------------------------------
  Arlington (County of), Virginia Industrial
     Development Authority (Woodbury Park
     Apartments); Series 2005 A, Ref. MFH IDR
     (CEP-Federal Home Loan Mortgage Corp.)            0.28%     03/01/35            13,185         13,185,000
--------------------------------------------------------------------------------------------------------------
  Cobb (County of), Georgia Housing Authority
     (Post Apartment Homes, L.P.); Series 1995,
     MFH RB (CEP-Federal National Mortgage
     Association)                                      0.28%     06/01/25             7,625          7,625,000
--------------------------------------------------------------------------------------------------------------
  DeKalb (County of), Georgia Housing Authority
     (Clairmont Crest); Series 1995, Ref. MFH RB
     (CEP-Federal National Mortgage Association)       0.25%     06/15/25             7,840          7,840,000
--------------------------------------------------------------------------------------------------------------
  Delaware (County of), Pennsylvania Industrial
     Development Authority (Resource Recovery
     Facility); Series 1997 G, Ref. IDR
     (CEP-General Electric Capital Corp.)              0.26%     12/01/31            30,605         30,605,000
--------------------------------------------------------------------------------------------------------------
  Duval (County of), Florida Housing Finance
     Authority (The Glades Apartments); Series
     2002, Ref. MFH Mortgage RB (CEP-Federal Home
     Loan Mortgage Corp.)                              0.28%     10/01/32             4,275          4,275,000
--------------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Tuscany Pointe Apartments); Series 2005 D,
     Ref. MFH Mortgage RB (CEP-Federal National
     Mortgage Association)                             0.28%     11/15/35            10,990         10,990,000
--------------------------------------------------------------------------------------------------------------
  Indianapolis (City of), Indiana (Capital Place
     Apartments, Covington Square Apartments & The
     Woods at Oak Crossing); Series 2008, MFH RB
     (CEP-Federal National Mortgage Association)       0.25%     05/15/38            16,000         16,000,000
--------------------------------------------------------------------------------------------------------------
  Jackson (County of), Mississippi (Chevron U.S.A.
     Inc.);
     Series 1992, Ref. PCR                             0.12%     12/01/16            16,900         16,900,000
--------------------------------------------------------------------------------------------------------------
     Series 1993, Ref. Port Facility RB                0.12%     06/01/23            18,135         18,135,000
--------------------------------------------------------------------------------------------------------------
  Kansas (State of) Development Finance Authority
     (Oak Ridge Park Phase I Apartments); Series
     2009 D, Ref. MFH RB (CEP-Federal Home Loan
     Mortgage Corp.)(g)                                0.40%     04/01/44             2,690          2,690,000
--------------------------------------------------------------------------------------------------------------
  Montgomery (County of), Pennsylvania
     Redevelopment Authority (Forge Gate
     Apartments); Series 2001 A, MFH RB
     (CEP-Federal National Mortgage Association)       0.25%     08/15/31             2,425          2,425,000
--------------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of),
     Tennessee Metropolitan Government Industrial
     Development Board (Summit Apartments); Series
     2006, Ref. IDR (CEP-Federal National Mortgage
     Association)                                      0.28%     07/15/36             6,825          6,825,000
--------------------------------------------------------------------------------------------------------------
  New York (City of) Housing Development Corp.
     (155 West 21st Street Development); Series
     2007 B, Taxable MFH Rental RB (CEP-Federal
     National Mortgage Association)                    0.27%     11/15/37             1,250          1,250,000
--------------------------------------------------------------------------------------------------------------
  Phoenix (City of), Arizona Industrial
     Development Authority (Del Mar Terrace
     Apartments); Series 1999 A, Ref. MFH IDR
     (CEP-Federal Home Loan Mortgage Corp.)            0.25%     10/01/29             9,800          9,800,000
--------------------------------------------------------------------------------------------------------------
  Smyrna (City of), Georgia Housing Authority (The
     Gardens of Post Village); Series 1996, MFH RB
     (CEP-Federal National Mortgage Association)       0.28%     06/01/25             2,800          2,800,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Lake City Senior Apartments); Series 2009,
     Ref. MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)                                            0.28%     07/01/44             4,000          4,000,000
==============================================================================================================
                                                                                                   158,170,000
==============================================================================================================
     Total Variable Rate Demand Notes (Cost
       $2,078,225,001)                                                                           2,078,225,001
==============================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------

MEDIUM-TERM NOTES-3.99%

  BBVA U.S. Senior S.A. Unipersonal, Sr. Unsec.
     Gtd. Unsub. Floating Rate MTN(b)(c)(e)            0.69%     03/12/10    $       64,000    $    64,028,672
--------------------------------------------------------------------------------------------------------------
  BP Capital Markets PLC, Sr. Unsec. Gtd. Unsub.
     Global Notes(c)                                   4.88%     03/15/10            33,350         34,160,814
--------------------------------------------------------------------------------------------------------------
  General Electric Capital Corp.-Series A, Sr.
     Unsec. Floating Rate Global MTN(e)                0.75%     12/15/09           100,000        100,052,904
--------------------------------------------------------------------------------------------------------------
  ING Bank N.V., Sr. Unsec. Floating Rate
     MTN(b)(c)(e)                                      0.92%     09/16/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  JPMorgan Chase & Co., Sr. Unsec. Floating Rate
     MTN(e)                                            0.79%     10/02/09            70,000         70,031,620
--------------------------------------------------------------------------------------------------------------
  Procter & Gamble International Funding S.C.A.,
     Sr. Unsec. Gtd. Floating Rate MTN(e)              0.71%     02/08/10            80,000         80,000,000
--------------------------------------------------------------------------------------------------------------
  Rabobank Nederland,
     Sr. Unsec. Putable Floating Rate Global
     MTN(b)(c)(e)                                      0.26%     10/07/09           150,000        150,000,000
--------------------------------------------------------------------------------------------------------------
     Floating Rate MTN(b)(c)(e)                        0.44%     08/16/14            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
     Floating Rate MTN(b)(c)(e)                        0.83%     05/19/10           104,700        104,914,572
--------------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A., Sr. Unsec. Floating Rate
     MTN(e)                                            0.78%     09/08/09           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp., Floating Rate
     MTN(b)(c)(e)                                      0.77%     10/09/09           246,000        246,142,188
==============================================================================================================
     Total Medium-Term Notes (Cost $1,249,330,770)                                               1,249,330,770
==============================================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-1.53%

FEDERAL HOME LOAN BANK (FHLB)-0.89%

  Unsec. Floating Rate Bonds(e)                        0.38%     05/12/10           130,000        130,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(e)                        0.30%     05/21/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(e)                        0.34%     06/01/10            50,000         50,000,000
==============================================================================================================
                                                                                                   280,000,000
==============================================================================================================


FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-0.64%

  Unsec. Floating Rate Global Notes(e)                 0.41%     07/12/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Series 2, Unsec. Floating Rate MTN(e)                0.51%     01/08/10           100,000        100,000,000
==============================================================================================================
                                                                                                   200,000,000
==============================================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $480,000,000)                                                              480,000,000
==============================================================================================================



TIME DEPOSITS-0.86%

  BNP Paribas (Cayman Islands)(c)                      0.15%     09/01/09           130,000        130,000,000
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank AG (Cayman Islands)(c)                 0.13%     09/01/09           138,491        138,490,809
==============================================================================================================
     Total Time Deposits (Cost $268,490,809)                                                       268,490,809
==============================================================================================================



FUNDING AGREEMENTS-0.32%

  MetLife Insurance Co. of Connecticut, Floating
     Rate (Acquired 08/27/07; Cost
     $100,000,000)(b)(e)                               0.83%     09/25/09           100,000        100,000,000
==============================================================================================================



MASTER NOTE AGREEMENTS-0.32%(H)

  Goldman Sachs Lending Partners LLC (Acquired
     08/13/09; Cost $100,000,000)(b)                   0.42%     10/09/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-93.64% (Cost $29,314,843,912)                                                     29,314,843,912
==============================================================================================================


                                                                               REPURCHASE
                                                                                 AMOUNT


REPURCHASE AGREEMENTS-8.20%(i)

  Banc of America Securities LLC, Joint agreement
     dated 08/31/09 aggregate maturing value
     $250,002,083 (collateralized by U.S.
     Government sponsored agency and Corporate
     obligations valued at $262,500,000; 0%-5.94%,
     09/01/12-09/20/56)                                0.30%     09/01/09         5,176,395          5,176,352
--------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/31/09 aggregate maturing value
     $2,401,558,810 (collateralized by a U.S.
     Treasury obligation valued at $2,449,575,065;
     2.38%, 08/31/14)                                  0.22%     09/01/09     1,278,516,613      1,278,508,800
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                     INTEREST    MATURITY      REPURCHASE
                                                       RATE        DATE          AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  HSBC Securities (USA) Inc., Joint agreement
     dated 08/31/09 aggregate maturing value
     $1,250,007,639 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,275,000,040; 0%-10.70%,
     10/09/09-07/15/32)                                0.22%     09/01/09    $  613,916,910    $   613,913,158
--------------------------------------------------------------------------------------------------------------
  JPMorgan Securities Inc., Agreement dated
     08/31/09 maturing value $250,001,458
     (collateralized by U.S. Government sponsored
     agency obligations valued at $255,000,273;
     0%, 01/15/10-10/15/29)                            0.21%     09/01/09       250,001,458        250,000,000
--------------------------------------------------------------------------------------------------------------
  RBC Capital Markets Corp., Joint agreement dated
     08/31/09 aggregate maturing value
     $200,001,278 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $204,000,001; 4.50%-6.00%,
     09/01/33-08/15/39)                                0.23%     09/01/09       148,021,792        148,020,846
--------------------------------------------------------------------------------------------------------------
  UBS Securities LLC, Agreement dated 08/31/09
     maturing value $250,001,528 (collateralized
     by U.S. Government sponsored agency
     obligations valued at $255,000,162; 5.00%-
     6.00%, 04/01/23-04/01/39)                         0.22%     09/01/09       250,001,528        250,000,000
--------------------------------------------------------------------------------------------------------------
  Wells Fargo Securities LLC, Joint agreement
     dated 08/31/09 aggregate maturing value
     $400,004,000 (collateralized by U.S.
     Government sponsored agency and Corporate
     obligations valued at $420,000,000; 0%-
     10.75%, 04/23/10-06/10/46)                        0.36%     09/01/09        21,910,144         21,909,925
==============================================================================================================
     Total Repurchase Agreements (Cost
       $2,567,529,081)                                                                           2,567,529,081
==============================================================================================================
TOTAL INVESTMENTS(j)(k)-101.84% (Cost
  $31,882,372,993)                                                                              31,882,372,993
==============================================================================================================
OTHER ASSETS LESS LIABILITIES-(1.84)%                                                             (575,701,868)
==============================================================================================================
NET ASSETS-100.00%                                                                             $31,306,671,125
______________________________________________________________________________________________________________
==============================================================================================================




Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
Ctfs.   - Certificates
GO      - General Obligation Bonds
Gtd.    - Guaranteed
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MFH     - Multi-Family Housing
MTN     - Medium-Term Notes
PCR     - Pollution Control Revenue Bonds
RB      - Revenue Bonds
Ref     - Refunding
RN      - Revenue Notes
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated


Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2009 was $13,006,834,802, which represented 41.55% of the Fund's Net Assets.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 12.00%; Netherlands: 7.80%; other countries less than 5% each: 19.15%.
(d) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(f) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(g)   Security subject to the alternative minimum tax.
(h) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(i)   Principal amount equals value at period end. See Note 1K.
(j)   Also represents cost for federal income tax purposes.
(k) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

     ENTITIES                                                                           PERCENTAGE
     ---------------------------------------------------------------------------------------------
     Societe Generale                                                                       5.0%
     _____________________________________________________________________________________________
     =============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

STIC PRIME PORTFOLIO



                                                                               PRINCIPAL
                                                     INTEREST    MATURITY       AMOUNT
                                                       RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-79.10%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-7.65%

  Amstel Funding Corp.(b)(c)                           1.85%     10/16/09    $     95,000    $   94,780,312
-----------------------------------------------------------------------------------------------------------
  Edison Asset Securitization, LLC(b)                  0.26%     09/25/09         146,795       146,769,556
-----------------------------------------------------------------------------------------------------------
  Edison Asset Securitization, LLC(b)                  0.28%     09/22/09         100,000        99,983,667
===========================================================================================================
                                                                                                341,533,535
===========================================================================================================


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-17.09%

  Barton Capital LLC(b)                                0.28%     09/02/09         100,000        99,999,222
-----------------------------------------------------------------------------------------------------------
  Barton Capital LLC(b)                                0.28%     09/15/09          80,062        80,053,282
-----------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                             0.18%     09/01/09          95,012        95,012,000
-----------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                             0.22%     09/11/09          40,008        40,005,555
-----------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                             0.28%     09/17/09          50,996        50,989,654
-----------------------------------------------------------------------------------------------------------
  Park Avenue Receivables Co., LLC(b)                  0.27%     09/14/09          99,300        99,290,318
-----------------------------------------------------------------------------------------------------------
  Ranger Funding Co. LLC(b)                            0.25%     09/15/09          25,000        24,997,570
-----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.24%     09/25/09          65,000        64,989,600
-----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.25%     10/15/09         100,000        99,969,445
-----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.26%     10/16/09          50,000        49,983,750
-----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                          0.23%     09/02/09          58,027        58,026,629
===========================================================================================================
                                                                                                763,317,025
===========================================================================================================


ASSET-BACKED SECURITIES-FULLY BACKED-5.04%

  Straight-A Funding LLC
     -Series 1, (CEP-Federal Financing Bank)(b)        0.24%     10/13/09         120,000       119,966,400
-----------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.25%     10/09/09          60,000        59,984,167
-----------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.28%     09/18/09          45,041        45,035,044
===========================================================================================================
                                                                                                224,985,611
===========================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-15.84%

  Concord Minutemen Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.50%     10/23/09          24,000        23,982,667
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.50%     10/27/09         195,000       194,848,333
-----------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.47%     10/19/09          25,000        24,984,333
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.60%     09/03/09         100,000        99,996,666
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.60%     09/18/09         100,000        99,971,667
-----------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(b)             0.60%     09/10/09          50,000        49,992,500
-----------------------------------------------------------------------------------------------------------
  Liberty Street Funding LLC (CEP-Bank of Nova
     Scotia)(b)(c)                                     0.23%     09/14/09          33,909        33,906,184
-----------------------------------------------------------------------------------------------------------
  LMA-Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                       0.27%     10/13/09          30,000        29,990,550
-----------------------------------------------------------------------------------------------------------
  Matchpoint Master Trust-Series A, (CEP-BNP
     Paribas)(b)(c)                                    0.24%     09/16/09         100,000        99,990,000
-----------------------------------------------------------------------------------------------------------
  Ticonderoga Funding LLC (CEP-Bank of America,
     N.A.)(b)                                          0.24%     09/11/09          50,000        49,996,667
===========================================================================================================
                                                                                                707,659,567
===========================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-18.99%

  Atlantic Asset Securitization LLC(b)                 0.26%     10/06/09         100,000        99,974,722
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                               PRINCIPAL
                                                     INTEREST    MATURITY       AMOUNT
                                                       RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  Chariot Funding, LLC/Ltd.(b)                         0.23%     09/10/09    $     61,000    $   60,996,492
-----------------------------------------------------------------------------------------------------------
  Enterprise Funding Co. LLC(b)                        0.24%     09/10/09         100,000        99,994,000
-----------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(b)                 0.23%     09/04/09          75,000        74,998,563
-----------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(b)                 0.23%     09/08/09          35,010        35,008,434
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                  0.21%     09/08/09         155,006       154,999,671
-----------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.24%     10/22/09          51,000        50,982,660
-----------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.25%     10/09/09          50,000        49,986,806
-----------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                       0.25%     09/09/09          59,250        59,246,708
-----------------------------------------------------------------------------------------------------------
  Regency Markets No. 1, LLC(b)(c)                     0.20%     09/04/09          42,600        42,599,290
-----------------------------------------------------------------------------------------------------------
  Yorktown Capital LLC(b)                              0.27%     10/09/09         119,218       119,184,023
===========================================================================================================
                                                                                                847,971,369
===========================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-2.54%

  Aspen Funding Corp.(b)                               0.22%     09/01/09          75,000        75,000,000
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.25%     09/16/09          23,350        23,347,568
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.30%     10/26/09          15,129        15,122,066
===========================================================================================================
                                                                                                113,469,634
===========================================================================================================


ASSET-BACKED SECURITIES-TRADE RECEIVABLES-3.67%

  Market Street Funding LLC(b)                         0.24%     09/09/09          99,141        99,135,713
-----------------------------------------------------------------------------------------------------------
  Market Street Funding LLC(b)                         0.26%     10/14/09          64,683        64,662,912
===========================================================================================================
                                                                                                163,798,625
===========================================================================================================


CONSUMER FINANCE-2.24%

  Toyota Motor Credit Corp.                            0.23%     09/04/09         100,000        99,998,083
===========================================================================================================


DIVERSIFIED BANKS-3.36%

  ING (US) Funding LLC(c)                              0.22%     09/17/09         150,000       149,985,666
===========================================================================================================


INDUSTRIAL CONGLOMERATES-1.34%

  General Electric Co.                                 0.24%     09/22/09          60,000        59,991,600
===========================================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-1.34%

  General Electric Capital Services Inc.               0.22%     09/18/09          60,000        59,993,767
===========================================================================================================
     Total Commercial Paper (Cost $3,532,704,482)                                             3,532,704,482
===========================================================================================================



CERTIFICATE OF DEPOSIT-5.60%

  Chase Bank USA, N.A. (Cost $250,000,000)             0.22%     09/10/09         250,000       250,000,000
===========================================================================================================



MASTER NOTE AGREEMENT-4.48%(D)

  Goldman Sachs Lending Partners LLC (Acquired
     08/13/09; Cost $200,000,000)(b)                   0.42%     10/09/09         200,000       200,000,000
===========================================================================================================



BANK NOTES-3.58%

DIVERSIFIED BANKS-3.58%

  Bank of America, N.A. (Cost $160,000,000)            0.27%     09/03/09         160,000       160,000,000
===========================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-92.76% (Cost $4,142,704,482)                                                    4,142,704,482
===========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                     INTEREST    MATURITY     REPURCHASE
                                                       RATE        DATE         AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-7.26%(e)

  BNP Paribas, Joint agreement dated 08/31/09,
     aggregate maturing value $350,003,694
     (collateralized by U.S. Government sponsored
     agency and Corporate obligations valued at
     $361,954,137; 0%-8.72%, 05/18/12-02/25/47)(c)     0.38%     09/01/09    $123,001,298    $  123,000,000
-----------------------------------------------------------------------------------------------------------
  Wells Fargo Securities LLC, Joint agreement
     dated 08/31/09, aggregate maturing value
     $400,004,000 (collateralized by U.S.
     Government sponsored agency and Corporate
     obligations valued at $420,000,000; 0%-
     10.75%, 04/23/10-06/10/46)                        0.36%     09/01/09     201,092,086       201,090,075
===========================================================================================================
     Total Repurchase Agreements (Cost
       $324,090,075)                                                                            324,090,075
===========================================================================================================
TOTAL INVESTMENTS(f)(g)-100.02% (Cost
  $4,466,794,557)                                                                             4,466,794,557
===========================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.02)%                                                              (834,929)
===========================================================================================================
NET ASSETS-100.00%                                                                           $4,465,959,628
___________________________________________________________________________________________________________
===========================================================================================================




Investment Abbreviations:

CEP  - Credit Enhancement Provider


Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2009 was $3,362,735,366, which represented 75.30% of the Fund's Net Assets.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 6.81%; France: 5.67%; other countries less than 5% each: 2.57%.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(e)   Principal amount equals value at period end. See Note 1K.
(f)   Also represents cost for federal income tax purposes.
(g) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

     ENTITIES                                                                           PERCENTAGE
     ---------------------------------------------------------------------------------------------
     JPMorgan Chase Bank, N.A.                                                              5.6%
     ---------------------------------------------------------------------------------------------
     Edison Asset Securitization, LLC                                                       5.5
     ---------------------------------------------------------------------------------------------
     Crown Point Capital Co., LLC                                                           5.0
     ---------------------------------------------------------------------------------------------
     Straight-A Funding, LLC                                                                5.0
     _____________________________________________________________________________________________
     =============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

TREASURY PORTFOLIO



                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-46.92%(A)

  U.S. Treasury Bills                                  0.31%     09/03/09    $      326,000    $   325,994,295
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.34%     09/10/09           150,000        149,987,250
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.36%     09/10/09           250,000        249,977,812
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.20%     10/01/09           250,000        249,958,333
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     10/01/09           250,000        249,936,563
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.32%     10/08/09           250,000        249,916,493
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.42%     10/08/09           250,000        249,893,368
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.24%     10/15/09           325,000        324,904,667
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     10/15/09           200,000        199,937,667
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.27%     10/15/09            75,000         74,975,708
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.33%     10/22/09           142,700        142,633,288
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.50%     10/22/09           250,000        249,822,917
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.52%     10/22/09           150,000        149,889,500
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.19%     11/05/09           250,000        249,916,493
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     11/05/09           250,000        249,866,840
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     11/05/09           150,000        149,917,396
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.31%     11/05/09           165,000        164,907,646
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.20%     11/12/09           250,000        249,902,500
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     11/12/09           400,000        399,788,000
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     11/12/09           250,000        249,847,500
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.21%     11/19/09           250,000        249,882,049
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.27%     11/19/09           250,000        249,851,875
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.29%     11/19/09           250,000        249,843,646
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.29%     11/19/09           150,000        149,904,542
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     12/03/09           100,000         99,934,125
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     12/03/09           250,000        249,832,083
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.29%     12/03/09           200,000        199,849,133
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     12/03/09           200,000        199,843,967
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     12/10/09           300,000        299,745,834
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.31%     12/10/09           250,000        249,784,722
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.32%     12/10/09           200,000        199,819,444
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.29%     12/17/09           250,000        249,784,514
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.35%     12/17/09           250,000        249,739,931
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.22%     01/14/10           250,000        249,796,094
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.22%     01/21/10           250,000        249,778,125
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.24%     01/21/10           250,000        249,767,771
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.23%     01/28/10           250,000        249,762,014
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.27%     02/04/10           200,000        199,766,000
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.27%     02/04/10           200,000        199,763,833
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.28%     02/11/10           250,000        249,688,149
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-(CONTINUED)

  U.S. Treasury Bills                                  0.22%     02/18/10    $      150,000    $   149,845,083
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.24%     02/25/10           250,000        249,705,000
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.24%     03/04/10           315,000        314,617,800
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.51%     04/01/10           150,000        149,549,500
==============================================================================================================
     Total U.S. Treasury Securities (Cost
       $9,991,829,470)                                                                           9,991,829,470
==============================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-46.92% (Cost $9,991,829,470)                                                       9,991,829,470
==============================================================================================================


                                                                               REPURCHASE
                                                                                 AMOUNT


REPURCHASE AGREEMENTS-55.27%(b)

  Banc of America Securities LLC, Joint agreement
     dated 08/31/09, aggregate maturing value
     $348,001,837 (collateralized by a U.S.
     Treasury obligation valued at $354,960,026;
     0.88%, 01/31/11)                                  0.19%     09/01/09       347,089,629        347,087,797
--------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Term agreement dated
     08/24/09, maturing value $450,068,000
     (collateralized by U.S. Treasury obligations
     valued at $459,000,005; 1.88%-2.63%,
     07/15/17-07/15/19)                                0.17%     09/25/09       450,068,000        450,000,000
--------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/31/09, aggregate maturing value
     $2,401,558,810 (collateralized by a U.S.
     Treasury obligation valued at $2,449,575,065;
     2.38%, 08/31/14)                                  0.22%     09/01/09     1,123,042,197      1,123,035,334
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Term agreement
     dated 08/24/09, maturing value $450,072,000
     (collateralized by U.S. Treasury obligations
     valued at $459,000,067; 1.25%-3.88%,
     04/15/14-04/15/32)                                0.18%     09/25/09       450,072,000        450,000,000
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Agreement dated
     08/31/09, maturing value $2,150,012,542
     (collateralized by U.S. Treasury obligations
     valued at $2,193,000,028; 0.88%-4.00%,
     09/15/09-02/15/14)                                0.21%     09/01/09     2,150,012,542      2,150,000,000
--------------------------------------------------------------------------------------------------------------
  CIBC World Markets Corp., Agreement dated
     08/31/09, maturing value $100,000,556
     (collateralized by U.S. Treasury obligations
     valued at $102,003,895; 0%-7.88%, 10/22/09-
     05/15/39)                                         0.20%     09/01/09       100,000,556        100,000,000
--------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Term
     agreement dated 08/14/09, maturing value
     $250,040,139 (collateralized by U.S. Treasury
     obligations valued at $255,000,956; 4.50%-
     5.00%, 02/15/36-05/15/37)                         0.17%     09/17/09       250,040,139        250,000,000
--------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Term
     agreement dated 08/10/09, maturing value
     $500,084,444 (collateralized by U.S. Treasury
     obligations valued at $510,001,302; 4.50%-
     11.25%, 02/15/15-05/15/38)                        0.19%     09/11/09       500,084,444        500,000,000
--------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Agreement
     dated 08/31/09, maturing value $1,000,005,556
     (collateralized by U.S. Treasury obligations
     valued at $1,020,002,544; 5.00%-8.00%,
     11/15/21-05/15/37)                                0.20%     09/01/09     1,000,005,556      1,000,000,000
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Agreement dated
     08/31/09, maturing value $250,001,319
     (collateralized by U.S. Treasury obligations
     valued at $255,000,034; 0.63%-9.88%,
     04/15/10-02/15/23)                                0.19%     09/01/09       250,001,319        250,000,000
--------------------------------------------------------------------------------------------------------------
  HSBC Securities (USA) Inc., Agreement dated
     08/31/09, maturing value $750,004,167
     (collateralized by U.S. Treasury obligations
     valued at $765,001,172; 0%-4.25%, 01/15/10-
     04/15/32)                                         0.20%     09/01/09       750,004,167        750,000,000
--------------------------------------------------------------------------------------------------------------
  JPMorgan Securities Inc., Agreement dated
     08/31/09, maturing value $1,000,005,833
     (collateralized by U.S. Treasury obligation
     valued at $1,020,000,227; 0.88%, 01/31/11)        0.21%     09/01/09     1,000,005,833      1,000,000,000
--------------------------------------------------------------------------------------------------------------
  Morgan Stanley, Agreement dated 08/31/09,
     maturing value $250,001,319 (collateralized
     by U.S. Treasury obligation valued at
     $255,230,439; 6.25%-8.75%, 08/15/19-11/15/24)     0.19%     09/01/09       250,001,319        250,000,000
--------------------------------------------------------------------------------------------------------------
  RBS Securities Inc., Term agreement dated
     08/14/09, maturing value $250,038,889
     (collateralized by U.S. Treasury obligations
     valued at $255,002,549; 2.63%-4.63%,
     05/31/10-02/15/17)                                0.16%     09/18/09       250,038,889        250,000,000
--------------------------------------------------------------------------------------------------------------
  RBS Securities Inc., Agreement dated 08/31/09,
     maturing value $750,004,167 (collateralized
     by U.S. Treasury obligations valued at
     $765,004,210; 2.13%-4.75%, 10/31/09-11/15/14)     0.20%     09/01/09       750,004,167        750,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale, Agreement dated 08/13/09,
     maturing value $500,071,111 (collateralized
     by U.S. Treasury obligations valued at
     $510,000,062; 0%-4.88%, 01/15/10-02/15/19)        0.16%     09/14/09       500,071,111        500,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale, Agreement dated 08/31/09,
     maturing value $1,000,005,556 (collateralized
     by U.S. Treasury obligations valued at
     $1,020,000,105; 0%-9.25%, 09/03/09-04/15/32)      0.20%     09/01/09     1,000,005,556      1,000,000,000
--------------------------------------------------------------------------------------------------------------
  UBS Securities LLC, Term agreement dated
     08/05/09, maturing value $400,061,222
     (collateralized by a U.S. Treasury obligation
     valued at $408,002,337; 0%, 09/24/09)             0.19%     09/03/09       400,061,222        400,000,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                     INTEREST    MATURITY      REPURCHASE
                                                       RATE        DATE          AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  Wachovia Bank, N.A., Agreement dated 08/31/09,
     maturing value $250,001,458 (collateralized
     by U.S. Treasury obligations valued at
     $255,000,035; 0%-8.75%, 12/31/09-08/15/39)        0.21%     09/01/09    $  250,001,458    $   250,000,000
==============================================================================================================
     Total Repurchase Agreements (Cost
       $11,770,123,131)                                                                         11,770,123,131
==============================================================================================================
TOTAL INVESTMENTS(c)-102.19% (Cost
  $21,761,952,601)                                                                              21,761,952,601
==============================================================================================================
OTHER ASSETS LESS LIABILITIES-(2.19)%                                                             (466,568,419)
==============================================================================================================
NET ASSETS-100.00%                                                                             $21,295,384,182
______________________________________________________________________________________________________________
==============================================================================================================




Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)   Principal amount equals value at period end. See Note 1K.
(c)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

GOVERNMENT & AGENCY PORTFOLIO



                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-39.76%

FEDERAL FARM CREDIT BANK (FFCB)-3.24%

  Disc. Notes(a)                                       0.50%     03/30/10    $       60,000    $    59,825,000
--------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.51%     09/22/09            25,000         25,000,000
--------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               1.25%     11/12/09           125,000        125,000,000
--------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               1.10%     11/20/09            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.36%     12/21/09           150,000        149,557,181
--------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.64%     12/21/09            75,000         75,000,000
==============================================================================================================
                                                                                                   484,382,181
==============================================================================================================


FEDERAL HOME LOAN BANK (FHLB)-15.13%

  Unsec. Bonds                                         0.45%     11/24/09            40,000         40,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.50%     02/08/10            90,000         89,979,913
--------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.31%     02/22/10            85,000         84,989,047
--------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.92%     04/09/10            60,000         60,148,217
--------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.55%     06/03/10            25,000         25,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.55%     06/10/10            55,000         54,949,858
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.11%     09/01/09            21,700         21,700,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.66%     09/10/09            75,000         74,987,625
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.64%     10/07/09           100,000         99,936,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.55%     10/09/09            50,000         49,970,972
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.35%     10/16/09            70,000         69,969,375
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.30%     11/18/09           117,760        117,683,456
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.55%     11/19/09            50,000         49,939,653
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.53%     12/07/09           140,000        139,800,072
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.80%     12/08/09            50,000         49,891,111
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.80%     12/09/09            50,000         49,890,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.80%     12/11/09            65,000         64,854,111
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.31%     01/22/10            60,000         59,926,117
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.26%     02/12/10           125,000        124,851,944
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                1.04%     03/03/10            50,000         49,735,667
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.48%     05/05/10            80,000         79,737,600
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.55%     11/18/09            75,000         75,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.50%     01/19/10            75,000         75,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.64%     02/04/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.78%     02/26/10           125,000        124,991,956
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.82%     03/19/10           150,000        149,983,468
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.65%     09/10/09            80,000         80,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.22%     11/23/09            50,000         50,048,094
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.18%     12/23/09            50,000         49,981,198
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.18%     12/28/09           100,000         99,990,621
==============================================================================================================
                                                                                                 2,262,936,075
==============================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-15.25%

  Unsec. Disc. Notes(a)                                0.70%     09/14/09    $       50,000    $    49,987,361
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.60%     09/21/09            75,000         74,975,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.70%     09/21/09           100,000         99,961,111
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.22%     10/01/09           220,000        219,958,750
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.25%     10/05/09           130,000        129,969,306
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.27%     10/13/09           130,000        129,959,050
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.45%     10/13/09           100,000         99,948,083
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.25%     10/19/09            90,000         89,970,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.26%     10/20/09           160,000        159,943,378
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.25%     11/09/09           244,000        243,883,083
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.74%     11/23/09            50,000         49,914,694
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.28%     01/25/10            55,000         54,937,544
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.42%     02/08/10           100,000         99,813,333
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.26%     03/01/10            80,000         79,895,422
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.43%     05/17/10            95,000         94,703,838
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.19%     09/28/09            30,000         29,998,580
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.20%     10/08/09            75,000         74,990,288
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.17%     12/16/09           100,000         99,892,935
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.41%     07/12/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(b)                          0.24%     09/18/09            75,000         74,994,831
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(b)                          0.25%     09/21/09            74,500         74,497,703
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(b)                          0.32%     02/09/10            75,000         75,000,000
--------------------------------------------------------------------------------------------------------------
     Series 2, Unsec. Floating Rate MTN(b)             0.51%     01/08/10            75,000         75,000,000
==============================================================================================================
                                                                                                 2,282,194,290
==============================================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-6.14%

  Unsec. Disc. Notes(a)                                0.40%     09/01/09            60,000         60,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                3.20%     10/07/09            50,000         49,840,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.35%     10/21/09           125,000        124,939,236
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.30%     11/16/09            50,000         49,968,333
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.30%     11/23/09            30,000         29,979,250
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                1.00%     12/03/09           100,000         99,741,667
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.32%     01/11/10           175,000        174,794,667
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.28%     02/03/10            70,000         69,914,104
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.40%     07/13/10            60,000         59,982,136
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Notes(b)                        0.45%     10/16/09           150,000        150,030,754
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Notes(b)                        0.60%     10/27/09            50,000         50,000,000
==============================================================================================================
                                                                                                   919,190,147
==============================================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $5,948,702,693)                                                          5,948,702,693
==============================================================================================================


U.S. TREASURY SECURITIES-4.67%(a)

  U.S. Treasury Bills                                  0.31%     11/05/09            75,000         74,958,021
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     11/12/09           225,000        224,862,750
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     12/03/09           105,000        104,930,831
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-(CONTINUED)

  U.S. Treasury Bills                                  0.30%     12/10/09    $       75,000    $    74,936,459
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.32%     12/10/09            50,000         49,954,861
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.35%     12/17/09            50,000         49,947,986
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.45%     06/03/10            70,000         69,759,375
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.52%     06/03/10            50,000         49,801,389
==============================================================================================================
     Total U.S. Treasury Securities (Cost
       $699,151,672)                                                                               699,151,672
==============================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-44.43% (Cost $6,647,854,365)                                                       6,647,854,365
==============================================================================================================


                                                                               REPURCHASE
                                                                                 AMOUNT


REPURCHASE AGREEMENTS-55.58%(c)

  Banc of America Securities LLC, Agreement dated
     08/31/09, maturing value $750,004,167
     (collateralized by U.S. Government sponsored
     agency obligations valued at $765,000,375;
     0%-5.70%, 09/11/09-11/19/24)                      0.20%     09/01/09       750,004,167        750,000,000
--------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/31/09, aggregate maturing value
     $569,263,027 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $580,644,788; 0%, 09/09/09-
     11/27/09)                                         0.22%     09/01/09       567,763,018        567,759,548
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Term agreement
     dated 08/24/09, maturing value $500,084,444
     (collateralized by U.S. Government sponsored
     agency obligations valued at $510,001,022;
     0%-6.75%, 10/13/09-06/15/38)                      0.19%     09/25/09       500,084,444        500,000,000
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Term joint
     agreement dated 08/18/09, aggregate maturing
     value $300,172,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $306,000,883; 0%-7.63%, 09/11/09-
     06/15/38)                                         0.23%     11/16/09       250,143,750        250,000,000
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Agreement dated
     08/31/09, maturing value $1,000,006,111
     (collateralized by U.S. Government sponsored
     agency obligations valued at $1,020,001,006;
     1.38%-6.25%, 04/28/11-04/18/36)                   0.22%     09/01/09     1,000,006,111      1,000,000,000
--------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Term joint
     agreement dated 08/10/09, aggregate maturing
     value $500,088,889 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,002,219; 0%-9.00%, 09/01/09-
     06/14/10)                                         0.20%     09/11/09       450,080,000        450,000,000
--------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Joint
     agreement dated 08/31/09,aggregate maturing
     value $500,002,917 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,000,106; 0%, 09/02/09-
     02/24/10)                                         0.21%     09/01/09       498,502,908        498,500,000
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Agreement dated
     08/31/09, maturing value $500,002,778
     (collateralized by U.S. Government sponsored
     agency obligations valued at $510,000,285;
     0%-5.38%, 09/01/09-08/10/12)                      0.20%     09/01/09       500,002,778        500,000,000
--------------------------------------------------------------------------------------------------------------
  Goldman, Sachs & Co., Agreement dated 08/31/09,
     maturing value $500,002,778 (collateralized
     by U.S. Treasury obligations valued at
     $510,000,039; 0%-4.25%, 02/15/20-05/15/39)        0.20%     09/01/09       500,002,778        500,000,000
--------------------------------------------------------------------------------------------------------------
  HSBC Securities (USA) Inc., Joint agreement
     dated 08/31/09, aggregate maturing value
     $1,250,007,639 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,275,000,040; 0%-10.70%,
     10/09/09-07/15/32)                                0.22%     09/01/09       324,805,502        324,803,517
--------------------------------------------------------------------------------------------------------------
  Morgan Stanley, Agreement dated 08/31/09,
     maturing value $500,002,778 (collateralized
     by a U.S. Government sponsored agency
     obligation valued at $510,004,096; 0%,
     08/05/11)                                         0.20%     09/01/09       500,002,778        500,000,000
--------------------------------------------------------------------------------------------------------------
  RBC Capital Markets Corp., Joint agreement dated
     08/31/09, aggregate maturing value
     $500,003,056 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,000,167; 0%-8.95%, 09/01/09-
     04/15/42)                                         0.22%     09/01/09       350,002,139        350,000,000
--------------------------------------------------------------------------------------------------------------
  RBS Securities Inc., Term joint agreement dated
     08/14/09, aggregate maturing value
     $250,046,180 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,002,678; 0%-9.38%, 10/15/09-
     04/15/30)                                         0.19%     09/18/09       200,036,944        200,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale, Term joint agreement dated
     08/13/09, aggregate maturing value
     $500,088,889 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,000,926; 0%-5.75%, 09/11/09-
     06/12/15)                                         0.20%     09/14/09       425,075,556        425,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale, Agreement dated 08/31/09,
     maturing value $1,250,007,292 (collateralized
     by U.S. Government sponsored agency
     obligations valued at $1,275,000,901; 0%-
     6.63%, 09/15/09-04/18/36)                         0.21%     09/01/09     1,250,007,292      1,250,000,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                     INTEREST    MATURITY      REPURCHASE
                                                       RATE        DATE          AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  Wachovia Bank, N.A., Agreement dated 08/31/09,
     maturing value $250,001,528 (collateralized
     by U.S. Government sponsored obligations
     valued at $255,003,758; 0%-10.35%, 10/01/09-
     07/26/32)                                         0.22%     09/01/09    $  250,001,528    $   250,000,000
==============================================================================================================
     Total Repurchase Agreements (Cost
       $8,316,063,065)                                                                           8,316,063,065
==============================================================================================================
TOTAL INVESTMENTS(d)-100.01% (Cost
  $14,963,917,430)                                                                              14,963,917,430
==============================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.01)%                                                                 (917,961)
==============================================================================================================
NET ASSETS-100.00%                                                                              14,962,999,469
______________________________________________________________________________________________________________
==============================================================================================================




Investment Abbreviations:

Disc.   - Discounted
MTN     - Medium-Term Notes
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(c)   Principal amount equals value at period end. See Note 1K.
(d)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

GOVERNMENT TAXADVANTAGE PORTFOLIO



                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-96.07%

FEDERAL FARM CREDIT BANK (FFCB)-7.80%

  Disc. Notes(a)                                       0.50%     03/30/10     $  5,000    $  4,985,417
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.51%     09/22/09        5,000       5,000,000
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               1.25%     11/12/09       10,000      10,000,000
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.17%     12/28/09       15,000      14,984,236
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.25%     04/27/10       10,000      10,005,973
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.26%     08/04/10        5,000       4,987,920
======================================================================================================
                                                                                            49,963,546
======================================================================================================


FEDERAL HOME LOAN BANK (FHLB)-88.27%

  Unsec. Bonds                                         0.31%     02/22/10        5,000       4,999,356
------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.92%     04/09/10        5,000       5,012,351
------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.55%     06/10/10        5,000       4,995,442
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.11%     09/01/09      268,300     268,300,000
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.17%     09/01/09       14,092      14,092,000
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.18%     09/14/09       15,000      14,999,025
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.13%     09/16/09       12,650      12,649,288
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.15%     09/16/09       15,000      14,999,062
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.14%     09/23/09       50,000      49,995,722
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.18%     09/23/09       25,000      24,997,174
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.21%     09/30/09       15,000      14,997,463
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.21%     10/07/09       21,200      21,195,548
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.22%     10/09/09       10,000       9,997,678
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.35%     10/16/09        5,000       4,997,813
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.15%     10/23/09       29,800      29,793,543
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.55%     11/19/09        4,684       4,678,347
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.31%     01/22/10        5,750       5,742,920
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.26%     02/12/10        4,000       3,995,262
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.44%     10/13/09        4,500       4,502,420
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.50%     01/19/10        5,000       5,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.64%     02/04/10       15,000      15,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.65%     09/10/09       10,000      10,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.18%     12/28/09       10,000       9,999,062
------------------------------------------------------------------------------------------------------
  Unsec. Global Bonds                                  5.00%     09/18/09       10,175      10,196,962
======================================================================================================
                                                                                           565,136,438
======================================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $615,099,984)                                                      615,099,984
======================================================================================================


U.S. TREASURY SECURITIES-3.90%(a)

  U.S. Treasury Bills                                  0.31%     11/05/09        5,000       4,997,201
------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     11/12/09        5,000       4,996,950
------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     12/03/09       10,000       9,993,413
------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-(CONTINUED)

  U.S. Treasury Bills                                  0.45%     06/03/10     $  5,000    $  4,982,813
======================================================================================================
     Total U.S. Treasury Securities (Cost
       $24,970,377)                                                                         24,970,377
======================================================================================================
TOTAL INVESTMENTS(c)-99.97% (Cost $640,070,361)                                            640,070,361
======================================================================================================
OTHER ASSETS LESS LIABILITIES-0.03%                                                            192,112
======================================================================================================
NET ASSETS-100.00%                                                                        $640,262,473
______________________________________________________________________________________________________
======================================================================================================




Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(c)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

TAX-FREE CASH RESERVE PORTFOLIO



                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-100.27%

ALABAMA-0.19%

  Pell City (City of) Special Care Facilities
     Financing Authority (Noland Health Services,
     Inc.); Series 2009 A, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                       0.30%     12/01/39     $ 3,000     $    3,000,000
========================================================================================================


ARIZONA-1.30%

  Casa Grande (City of) Industrial Development
     Authority (Center Park Apartments); Series
     2001 A, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.35%     06/15/31       2,010          2,010,000
--------------------------------------------------------------------------------------------------------
  Casa Grande (City of) Industrial Development
     Authority (Quail Gardens Apartments); Series
     2001 A, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.35%     06/15/31       1,885          1,885,000
--------------------------------------------------------------------------------------------------------
  JPMorgan Chase PUTTERs (Greater Arizona
     Development Authority); Series 2007-2056, VRD
     Infrastructure RB(b)(c)(d)                        0.47%     08/01/15       7,490          7,490,000
--------------------------------------------------------------------------------------------------------
  Maricopa (County of) Industrial Development
     Authority (Gran Victoria Housing, LLC);
     Series 2000 A, VRD MFH RB (CEP-Federal
     National Mortgage Association)(b)                 0.32%     04/15/30       4,775          4,775,000
--------------------------------------------------------------------------------------------------------
  Pima (County of) Industrial Development
     Authority (Delaware Military Academy, Inc.);
     Series 2008, VRD Charter School RB (LOC-PNC
     Bank, N.A.)(a)(b)                                 0.29%     09/01/38       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Tucson (City of) Industrial Development
     Authority (La Entrada Apartments); Series
     2001, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.32%     07/15/31       1,750          1,750,000
--------------------------------------------------------------------------------------------------------
  Yuma (City of) Industrial Development Authority
     (El Encanto Apartments); Series 2003, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(b)                                   0.32%     04/15/33       1,575          1,575,000
========================================================================================================
                                                                                              20,685,000
========================================================================================================


COLORADO-3.58%

  Adams (County of) (Hunters Cove); Series 1985 A,
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(b)(d)                                      0.33%     01/15/14       6,350          6,350,000
--------------------------------------------------------------------------------------------------------
  Citibank Eagle Tax-Exempt Trust (Regional
     Transportation District); J Series 2006-0120
     A, VRD COP(b)(c)(d)                               0.39%     11/01/36       8,510          8,510,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Southeastern Baptist
     Theological Seminary); Series 2005, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     03/01/25       7,920          7,920,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Trinity School of
     Durham & Chapel Hill); Series 2006, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     09/01/26       3,900          3,900,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Wesleyan Christian
     Academy); Series 2007, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                        0.33%     05/01/32       7,970          7,970,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Catholic Health Initiatives); Series 2008 C-
     4, VRD RB(b)                                      3.75%     10/01/41       1,000          1,004,257
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Crossroads); Series 2003 A, VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                 0.37%     11/01/28       1,210          1,210,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (The Evangelical Lutheran Good Samaritan
     Society); Series 2008, Ref. VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                 0.32%     06/01/15       3,800          3,800,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of); Series 2009 A, General Fund
     TRAN                                              2.00%     06/25/10       5,000          5,063,112
--------------------------------------------------------------------------------------------------------
  Colorado Springs (City of) (Cook Communications
     Ministries); Series 2002, VRD IDR (LOC-Bank
     of America, N.A.)(a)(b)                           0.35%     03/01/17       1,900          1,900,000
--------------------------------------------------------------------------------------------------------
  Meridian Ranch Metropolitan District; Series
     2009, Ref. VRD Limited Tax GO (LOC-U.S. Bank,
     N.A.)(a)(b)                                       0.39%     12/01/38       2,135          2,135,000
--------------------------------------------------------------------------------------------------------
  Pitkin (County of) (Centennial-Aspen II LP);
     Series 1996 A, Ref. VRD MFH RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                 0.37%     12/01/24       4,735          4,735,000
--------------------------------------------------------------------------------------------------------
  Pueblo (County of) (El Pueblo Boys' & Girls'
     Ranch, Inc.); Series 2003, VRD Development RB
     (LOC-U.S. Bank, N.A.)(a)(b)                       0.37%     12/01/23       2,575          2,575,000
========================================================================================================
                                                                                              57,072,369
========================================================================================================


DISTRICT OF COLUMBIA-0.29%

  District of Columbia (Washington Center for
     Internships & Academic Seminars); Series
     2009, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                        0.33%     02/01/48       4,700          4,700,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
FLORIDA-5.36%

  Broward (County of) Housing Finance Authority
     (Reflections Apartments); Series 1999, Ref.
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(b)                                         0.30%     12/01/29     $ 4,930     $    4,930,000
--------------------------------------------------------------------------------------------------------
  Cape Coral (City of); Series 2009, Commercial
     Paper Notes (LOC-Bank of America, N.A.)(a)        0.43%     10/05/09      15,569         15,569,000
--------------------------------------------------------------------------------------------------------
  Collier (County of) Health Facilities Authority
     (The Moorings, Inc.); Series 2000, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.30%     12/01/24       6,425          6,425,000
--------------------------------------------------------------------------------------------------------
  Florida (State of) Development Finance Corp.
     (The Wellness Community-Southwest Florida,
     Inc.); Series 2009, VRD IDR (LOC-Harris
     N.A.)(a)(b)                                       0.36%     08/01/34       5,500          5,500,000
--------------------------------------------------------------------------------------------------------
  Florida Gulf Coast University Financing Corp.
     (Housing Project); Series 2005 A, VRD Capital
     Improvement RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.34%     02/01/35       1,360          1,360,000
--------------------------------------------------------------------------------------------------------
  Hillsborough (County of) Industrial Development
     Authority (Tampa Metropolitan Area YMCA);
     Series 2000, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.35%     03/01/25       4,550          4,550,000
--------------------------------------------------------------------------------------------------------
  Indian River (County of) (Saint Edwards School,
     Inc.); Series 1999, VRD RB (LOC-Wells Fargo
     Bank, N.A.)(a)(b)                                 0.33%     07/01/27       1,450          1,450,000
--------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Health Facilities
     Authority (University of Florida Jacksonville
     Physicians, Inc.); Series 2002, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                 0.40%     06/01/22       9,735          9,735,000
--------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Housing Finance Authority
     (St. Augustine Apartments); Series 2006, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     07/15/33       3,830          3,830,000
--------------------------------------------------------------------------------------------------------
  JPMorgan Chase PUTTERs (Palm Beach (County of)
     Solid Waste Authority); Series 2009-3419, VRD
     Improvement RB(b)(c)(d)                           0.42%     04/01/17       2,275          2,275,000
--------------------------------------------------------------------------------------------------------
  Miami-Dade (County of) Educational Facilities
     Authority (Carlos Albizu University); Series
     2000, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.38%     12/01/25       1,900          1,900,000
--------------------------------------------------------------------------------------------------------
  Miami-Dade (County of) Industrial Development
     Authority (Gulliver Schools); Series 2000,
     VRD RB (LOC-Bank of America, N.A.)(a)(b)          0.35%     09/01/29       2,450          2,450,000
--------------------------------------------------------------------------------------------------------
  North Miami (City of) (Miami Country Day School,
     Inc.); Series 1999, VRD Educational
     Facilities RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.35%     08/01/19       1,170          1,170,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Housing Finance Authority
     (Palm Key Apartments); Series 1997 C, Ref.
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(b)                                         0.30%     07/01/32       8,150          8,150,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Housing Finance Authority
     (Post Fountains at Lee Vista); Series 1997 E,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.33%     06/01/25       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Christian Prison Ministry, Inc.);
     Series 2005, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                  0.33%     11/01/30       5,310          5,310,000
--------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (Comprehensive Alcoholism
     Rehabilitation Programs, Inc.); Series 2000,
     VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)         0.48%     04/01/20       3,225          3,225,000
--------------------------------------------------------------------------------------------------------
  Sarasota (County of) Health Facilities Authority
     (Bay Village of Sarasota, Inc.); Series 1998,
     VRD RB (LOC-Bank of America, N.A.)(a)(b)(d)       0.35%     12/01/23       6,400          6,400,000
========================================================================================================
                                                                                              85,429,000
========================================================================================================


GEORGIA-3.89%

  Cobb (County of) Development Authority (Mt.
     Paran Christian School, Inc.); Series 2002,
     VRD Educational Facilities RB (LOC-Wells
     Fargo Bank, N.A.)(a)(b)                           0.33%     07/01/22       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  Columbia (County of) Residential Care Facilities
     for The Elderly Authority (Augusta Resource
     Center on Aging Inc.-Brandon Wilde Lifecare
     Community Center); Series 1990, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.33%     01/01/21       2,970          2,970,000
--------------------------------------------------------------------------------------------------------
  Forsyth (County of) Development Authority
     (Pinecrest Academy Inc.); Series 2000, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     09/01/25       9,090          9,090,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Catholic Education of North Georgia, Inc.);
     Series 2002, Educational Facilities VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.33%     04/01/28       3,470          3,470,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (Doris
     & Alex Weber Jewish Community High School,
     Inc.); Series 2006, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                        0.33%     12/01/30       4,600          4,600,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (King's
     Ridge Christian School); Series 2006, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     05/01/26       7,000          7,000,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

  Fulton (County of) Development Authority (Mount
     Vernon Presbyterian School, Inc.); Series
     2005, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                        0.33%     08/01/35     $ 4,300     $    4,300,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (The
     Atlanta Academy, Inc.); Series 2008, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     04/01/33       4,700          4,700,000
--------------------------------------------------------------------------------------------------------
  Glynn (County of) School District; Series 2007,
     Unlimited Sales Tax GO                            5.00%     11/01/09       1,945          1,959,571
--------------------------------------------------------------------------------------------------------
  Gwinnett (County of) Housing Authority (The
     Greens Apartments); Series 1995, Ref. VRD MFH
     RB (CEP-Federal National Mortgage
     Association)(b)                                   0.31%     06/15/25       3,600          3,600,000
--------------------------------------------------------------------------------------------------------
  Houston (County of) Hospital Authority; Series
     2002, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     10/01/14       5,885          5,885,000
--------------------------------------------------------------------------------------------------------
  Roswell (City of) Housing Authority (Chambrel at
     Roswell); Series 2002, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.35%     11/15/32       3,920          3,920,000
--------------------------------------------------------------------------------------------------------
  Roswell (City of) Housing Authority (Wood
     Crossing Apartments); Series 1994, Ref. VRD
     MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(b)(d)                                      0.33%     08/01/24       3,200          3,200,000
--------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (The Savannah Country Day School,
     Inc.); Series 2007, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                        0.33%     05/01/32       5,400          5,400,000
========================================================================================================
                                                                                              62,094,571
========================================================================================================


IDAHO-1.29%

  Custer (County of) (Standard Oil Co.); Series
     1983, VRD PCR(e)                                  0.75%     10/01/09      20,500         20,500,000
========================================================================================================


ILLINOIS-17.93%

  Aurora (City of) Kane, DuPage, Will & Kendall
     (Counties of) (Aurora University); Series
     2004, VRD Economic Development RB (LOC-Harris
     N.A.)(a)(b)                                       0.36%     03/01/35       7,450          7,450,000
--------------------------------------------------------------------------------------------------------
  Channahon (Village of) (Morris Hospital); Series
     2003 D, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)        0.31%     12/01/32       2,775          2,775,000
--------------------------------------------------------------------------------------------------------
  Chicago (City of); Series 1993 B, Ref. Unlimited
     Tax GO                                            5.00%     01/01/10       2,860          2,901,480
--------------------------------------------------------------------------------------------------------
  DuPage (County of) (Benet Academy Capital
     Building Project); Series 2000, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)(d)              0.33%     04/01/30       3,370          3,370,000
--------------------------------------------------------------------------------------------------------
  Elgin (City of) (Judson College); Series 2006,
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)      0.32%     06/01/36       7,870          7,870,000
--------------------------------------------------------------------------------------------------------
  Glendale Heights (Village of) (Glendale Lakes);
     Series 2000, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(b)                      0.35%     03/01/30      14,845         14,845,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Aurora Central Catholic High
     School); Series 1994, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                           0.41%     04/01/24       4,370          4,370,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Chicago Shakespeare Theater);
     Series 1999, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(d)                                    0.33%     01/01/19       4,100          4,100,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Embers Elementary School); Series
     2002, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(d)                                    0.33%     04/01/32       2,050          2,050,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Fenwick High School); Series 1997,
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)      0.32%     03/01/32      10,800         10,800,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Foundation for Safety & Health);
     Series 1992, VRD Safety Education RB
     (LOC-Bank of America, N.A.)(a)(b)(d)              0.35%     10/01/17       4,000          4,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Institute of Gas Technology);
     Series 1999, VRD IDR (LOC-Harris N.A.)(a)(b)      0.36%     09/01/24       1,600          1,600,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Museum of Contemporary Art);
     Series 1994, VRD RB (LOC-JPMorgan Chase Bank,
     N.A. & Northern Trust Co.)(a)(b)                  0.35%     02/01/29      27,200         27,200,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Providence-St. Mel School); Series
     2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     06/01/37       6,875          6,875,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Radiological Society of North
     America, Inc.); Series 1997, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(d)          0.32%     06/01/17       3,245          3,245,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (St. Ignatius College Prep.);
     Series 2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.41%     06/01/32       1,500          1,500,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Illinois (State of) Development Finance
     Authority (Uhlich Children's Home); Series
     2002, VRD IDR (LOC-Harris N.A.)(a)(b)             0.36%     10/01/33     $ 5,600     $    5,600,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Village of Oak Park Residence
     Corp.); Series 2001, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)(d)                           0.33%     07/01/41       3,500          3,500,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (West Central Illinois Educational
     Telecommunications Corp.); Series 2002, VRD
     RB (LOC-Bank of America, N.A.)(a)(b)              0.43%     09/01/32       3,320          3,320,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Cultural Pooled Financing
     Program); Series 1985, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                           0.36%     12/01/25       1,155          1,155,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Advocate
     Health Care Network);
     Series 2008 A-1, VRD RB(b)                        0.65%     11/01/30       9,465          9,465,000
--------------------------------------------------------------------------------------------------------
     Series 2008 A-2, VRD RB(b)                        0.75%     11/01/30      15,735         15,735,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Dominican
     University); Series 2006, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     03/01/36       2,735          2,735,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Joan W. &
     Irving B. Harris Theater for Music and
     Dance); Series 2005, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                              0.46%     03/01/40       3,050          3,050,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Latin
     School of Chicago);
     Series 2005 A, Ref. VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                           0.32%     08/01/28       8,675          8,675,000
--------------------------------------------------------------------------------------------------------
     Series 2005 B, Ref. VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                           0.32%     08/01/35       7,490          7,490,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Loyola
     University of Chicago Financing Program);
     Series 2008, Commercial Paper RN
     (LOC-JPMorgan Chase Bank, N.A.)(a)                0.50%     09/14/09      20,000         20,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Northwestern University); Series 2008 B, VRD
     RB(b)                                             0.60%     12/01/46      15,000         15,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Provena
     Health);
     Series 2009 C, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                 0.32%     08/15/44      20,000         20,000,000
--------------------------------------------------------------------------------------------------------
     Series 2009 D, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                 0.32%     08/15/44      12,500         12,500,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Sunshine
     Through Golf Foundation); Series 2004 A, VRD
     RB (LOC-Federal Home Loan Bank of
     Chicago)(a)(b)                                    0.33%     11/01/24       2,100          2,100,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Memorial Medical Center); Series 1985 C, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)          0.36%     01/01/16       6,530          6,530,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 C, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                 0.32%     08/01/15       9,850          9,850,000
--------------------------------------------------------------------------------------------------------
     Series 1985 D, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                 0.32%     08/01/15      15,200         15,200,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (The Cradle Society); Series 1998, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     04/01/33       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Naperville (City of) (DuPage Children's Museum);
     Series 2000, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     06/01/30       4,400          4,400,000
--------------------------------------------------------------------------------------------------------
  University of Illinois Board of Trustees (UIC
     South Campus Development); Series 2008, Ref.
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)      0.32%     01/15/22       9,500          9,500,000
========================================================================================================
                                                                                             285,756,480
========================================================================================================


INDIANA-2.90%

  Fort Wayne (City of) (University of Saint
     Francis); Series 2008, VRD Economic
     Development RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.30%     08/01/28       1,800          1,800,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Eiteljorg Museum of American Indians &
     Western Art, Inc.); Series 2004, VRD
     Educational Facilities RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                 0.32%     02/01/24       8,700          8,700,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indiana Historical Society, Inc.); Series
     1996, VRD Educational Facilities RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(d)          0.32%     08/01/31       1,600          1,600,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indianapolis Museum of Art, Inc.); Series
     2004, VRD Educational Facilities RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     02/01/39       6,400          6,400,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Educational Facilities
     Authority (Marian College); Series 2003, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)          0.32%     04/01/24       3,470          3,470,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

  Indiana (State of) Educational Facilities
     Authority (Wabash College); Series 2003, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)          0.35%     12/01/23     $ 3,850     $    3,850,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Clark Memorial Hospital); Series
     2004 A, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     04/01/24       6,400          6,400,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Community Hospitals); Series 1997
     A, VRD Hospital RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     07/01/27       8,000          8,000,000
--------------------------------------------------------------------------------------------------------
  Indianapolis (City of) Local Public Improvement
     Bond Bank; Series 2009 C, RN                      0.78%     01/15/10       6,050          6,050,000
========================================================================================================
                                                                                              46,270,000
========================================================================================================


IOWA-0.25%

  Iowa (State of) Finance Authority (Cedarwood
     Hills Apartments); Series 2001 A, VRD MFH RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)         0.32%     05/01/31       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  Iowa (State of) Finance Authority (Morningside
     College); Series 2002, VRD Private College
     Facility RB (LOC-U.S. Bank, N.A.)(a)(b)           0.37%     10/01/32       1,225          1,225,000
--------------------------------------------------------------------------------------------------------
  Iowa (State of) Finance Authority (YMCA &
     Rehabilitation Center); Series 2000, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                 0.38%     04/01/25         750            750,000
========================================================================================================
                                                                                               3,975,000
========================================================================================================


KANSAS-0.14%

  Olathe (City of) (YMCA of Greater Kansas City);
     Series 2002 B, VRD Recreational Facilities RB
     (LOC-Bank of America, N.A.)(a)(b)                 0.38%     11/01/18       2,235          2,235,000
========================================================================================================


LOUISIANA-2.27%

  Denham Springs (City of) Economic Development
     District (Bass Pro Shops);
     Series 2007 A, VRD Sales Tax Increment RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.34%     01/01/37       5,060          5,060,000
--------------------------------------------------------------------------------------------------------
     Series 2007 B, VRD Sales Tax Increment RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.34%     01/01/37      31,130         31,130,000
========================================================================================================
                                                                                              36,190,000
========================================================================================================


MARYLAND-3.01%

  Baltimore (County of) (Blue Circle Inc.); Series
     1992, Ref. VRD Economic Development RB
     (LOC-BNP Paribas)(a)(b)(e)                        0.32%     12/01/17       7,900          7,900,000
--------------------------------------------------------------------------------------------------------
  Baltimore (County of) (Metropolitan District);
     Series 2008, Commercial Paper BAN                 0.35%     10/07/09      17,000         17,000,000
--------------------------------------------------------------------------------------------------------
  Howard (County of) (Norbel School, Inc.); Series
     2001, VRD Economic Development RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                        0.33%     02/01/28       4,785          4,785,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (Associated Catholic Charities, Inc.
     Facility); Series 2004, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     10/01/29       1,400          1,400,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (Baltimore Symphony Endowment Trust); Series
     2008, VRD RB (LOC-PNC Bank, N.A.)(a)(b)           0.29%     11/01/28       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (eMerge, Inc.); Series 2006 A, Ref. VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     04/01/22       1,155          1,155,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (Providence Center, Inc. Facility); Series
     2005, VRD RB (LOC-PNC Bank, N.A.)(a)(b)           0.29%     05/03/27       2,805          2,805,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Archdiocese of
     Baltimore Schools); Series 2007, VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     07/01/37       1,840          1,840,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Bishop McNamara High
     School); Series 2007, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     07/01/32       4,050          4,050,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Industrial Development
     Financing Authority (Baltimore International
     College Facility); Series 2005, VRD Economic
     Development RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                        0.33%     11/01/30       4,600          4,600,000
========================================================================================================
                                                                                              48,035,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
MASSACHUSETTS-2.52%

  Concord (Town of); Series 2009, School Unlimited
     Tax GO BAN                                        1.00%     01/28/10     $12,500     $   12,524,356
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (MassDevelopment CP Program 5); Series
     2007, Commercial Paper RN (LOC-TD Bank,
     N.A.)(a)                                          0.40%     10/06/09      17,600         17,600,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Harrington Memorial
     Hospital, Inc.); Series 2008 A, VRD RB
     (LOC-TD Bank, N.A.)(a)(b)                         0.31%     07/01/38       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Partners Healthcare
     System); Series 2008 H-1, Commercial Paper RB     0.45%     10/02/09       5,000          5,000,000
========================================================================================================
                                                                                              40,124,356
========================================================================================================


MICHIGAN-2.45%

  Michigan (State of) Housing Development
     Authority (Courtyards of Taylor Apartments);
     Series 2002 A, VRD Limited Obligation MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.32%     08/15/32       1,615          1,615,000
--------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Evangelical
     Homes of Michigan); Series 2008, VRD Limited
     Obligation RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.33%     05/01/37       9,800          9,800,000
--------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Michigan
     Heartland Goodwill Industries, Inc.); Series
     2005, VRD Limited Obligation RB (LOC-Bank of
     America, N.A.)(a)(b)                              0.33%     09/01/25       1,510          1,510,000
--------------------------------------------------------------------------------------------------------
  Saline (City of) Economic Development Corp.
     (Evangelical Homes of Michigan-Brecon
     Village); Series 1997, VRD Limited Obligation
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)          0.32%     11/01/25       9,300          9,300,000
--------------------------------------------------------------------------------------------------------
  Southfield (City of) Economic Development Corp.
     (Lawrence Technological University);
     Series 2000, VRD Limited Obligation RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     02/01/35       5,080          5,080,000
--------------------------------------------------------------------------------------------------------
     Series 2001, VRD Limited Obligation RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     10/01/31       5,505          5,505,000
--------------------------------------------------------------------------------------------------------
  Walled Lake (City of) Consolidated School
     District; Series 2000, School Building & Site
     Unlimited Tax GO(f)(g)                            5.13%     05/01/10       6,000          6,187,640
========================================================================================================
                                                                                              38,997,640
========================================================================================================


MINNESOTA-0.68%

  Burnsville (City of) (Bridgeway Apartments LP);
     Series 2003, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(b)                 0.32%     10/15/33       1,175          1,175,000
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Independent School District
     No. 14 (Fridley); Series 2009 B, Aid
     Anticipation Ctfs. of Indebtedness Unlimited
     Tax GO                                            1.25%     09/30/10       4,000          4,026,880
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Independent School District
     No. 316 (The Greenway Schools); Series 2009
     A, Aid Anticipation Ctfs. of Indebtedness
     Unlimited Tax GO                                  1.50%     09/10/10       3,000          3,026,820
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Tax & Aid Anticipation
     Borrowing Program (Minnesota School District
     Credit Enhancement Program); Series 2009, COP     2.00%     09/10/10       1,500          1,522,603
--------------------------------------------------------------------------------------------------------
  St. Paul (City of) Housing & Redevelopment
     Authority (Highland Ridge, LP); Series 2003,
     Ref. VRD MFH RB (CEP-Federal Home Loan
     Mortgage Corp.)(b)                                0.32%     10/01/33       1,050          1,050,000
========================================================================================================
                                                                                              10,801,303
========================================================================================================


MISSISSIPPI-3.54%

  Flowood (City of) (Reflection Pointe
     Apartments); Series 2001, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     05/15/31       5,780          5,780,000
--------------------------------------------------------------------------------------------------------
  Jackson (County of); Series 1994, Ref. VRD Water
     System Unlimited Tax GO (CEP-Chevron
     Corp.)(b)                                         0.46%     11/01/24      11,000         11,000,000
--------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Chevron U.S.A. Inc.); Series 2007 C, VRD
     Gulf Opportunity Zone IDR(b)                      0.45%     12/01/30      20,000         20,000,000
--------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (CPX Gulfport ES OPAG, LLC); Series 2007 A,
     VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)         0.29%     04/01/37      12,300         12,300,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
MISSISSIPPI-(CONTINUED)

  Mississippi (State of) Business Finance Corp.
     (CPX Gulfport OPAG, LLC); Series 2007 A, VRD
     RB (LOC-Wells Fargo Bank, N.A.)(a)(b)             0.29%     04/01/37     $ 1,500     $    1,500,000
--------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (King Edward Hotel); Series 2009, VRD Gulf
     Opportunity Zone RB (LOC-Federal Home Loan
     Bank of Atlanta)(a)(b)                            0.30%     05/01/39       5,900          5,900,000
========================================================================================================
                                                                                              56,480,000
========================================================================================================


MISSOURI-3.98%

  Hannibal (City of) Industrial Development
     Authority (Hannibal Regional Hospital);
     Series 2007, VRD Health Facilities RB
     (LOC-Bank of America, N.A.)(a)(b)                 0.43%     08/01/27       7,740          7,740,000
--------------------------------------------------------------------------------------------------------
  Kansas City (City of) Industrial Development
     Authority (Gatehouse Apartments); Series
     2001, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.32%     11/15/26       1,650          1,650,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Development Finance Board
     (Center of Creative Arts); Series 2004, VRD
     Cultural Facilities RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.44%     07/01/24       2,490          2,490,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Academie Lafayette);
     Series 2003, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.38%     02/01/28       1,340          1,340,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (The Children's Mercy
     Hospital); Series 2008 A, VRD RB (LOC-UBS
     A.G.)(a)(b)(e)                                    0.31%     05/15/32      15,920         15,920,000
--------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Sun River Village Apartments);
     Series 1985, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.43%     12/01/27      14,500         14,500,000
--------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Westchester Village Apartments);
     Series 2006, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(b)                 0.35%     04/15/27       5,600          5,600,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Sugar Pines Apartments); Series
     2006, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.35%     04/15/27       9,170          9,170,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Westport Station Apartments);
     Series 2006, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(b)                 0.35%     04/15/27       4,970          4,970,000
========================================================================================================
                                                                                              63,380,000
========================================================================================================


NEW HAMPSHIRE-0.51%

  New Hampshire (State of) Health & Education
     Facilities Authority (Moore Center Services,
     Inc.); Series 2007, VRD RB (LOC-TD Bank,
     N.A.)(a)(b)                                       0.30%     09/01/37       4,180          4,180,000
--------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Riverbend Community
     Mental Health, Inc.); Series 2008, VRD RB
     (LOC-TD Bank, N.A.)(a)(b)                         0.30%     07/01/38       3,985          3,985,000
========================================================================================================
                                                                                               8,165,000
========================================================================================================


NEW MEXICO-0.64%

  Bernalillo (County of); Series 2009, TRAN            2.50%     06/30/10      10,000         10,166,307
========================================================================================================


NEW YORK-0.18%

  Dutchess (County of) Industrial Development
     Agency (Trinity-Pawling School Corp. Civic
     Facility); Series 2002, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     10/01/32       2,935          2,935,000
========================================================================================================


NORTH CAROLINA-7.41%

  Buncombe (County of) Industrial Facilities &
     Pollution Control Financing Authority (YMCA
     of Western North Carolina, Inc.); Series
     2001, VRD Recreational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.48%     11/01/23       3,530          3,530,000
--------------------------------------------------------------------------------------------------------
  Citibank Eagle Tax-Exempt Trust (North Carolina
     (State of) Capital Facilities Finance
     Agency); Series 2006-0139 A, VRD COP(b)(c)(d)     0.29%     10/01/41       2,900          2,900,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Asheville School, Inc.);
     Series 2002, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     04/01/27       3,345          3,345,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Barton College); Series 2004,
     VRD Educational Facilities RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                        0.33%     07/01/19       4,125          4,125,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

  North Carolina (State of) Capital Facilities
     Finance Agency (Gardner-Webb University);
     Series 2003, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.48%     07/01/23     $ 4,000     $    4,000,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Guilford College); Series
     2005 B, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                        0.33%     09/01/35       7,800          7,800,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (High Point University);
     Series 2008, VRD Educational Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     05/01/30       4,500          4,500,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Peace College of Raleigh,
     Inc.); Series 2004, VRD Educational
     Facilities RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     06/01/29       2,370          2,370,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Shaw University); Series
     2006, VRD Educational Facilities RB (LOC-Bank
     of America, N.A.)(a)(b)                           0.33%     10/01/26       6,165          6,165,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The O'Neal School); Series
     2007, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.33%     09/01/29       2,400          2,400,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The Summit School, Inc.);
     Series 2008, VRD Educational Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     06/01/33       5,200          5,200,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The YMCA of Greater
     Charlotte); Series 2007 B, VRD Recreational
     Facilities RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     04/01/29       6,400          6,400,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Cardinal Gibbons High
     School); Series 1999, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                              0.35%     08/01/14       2,980          2,980,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Gardner-Webb University);
     Series 1997, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)(d)                                    0.33%     07/01/17         900            900,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Queens College); Series 1999
     A, VRD RB (LOC-Bank of America, N.A.)(a)(b)       0.33%     03/01/19       4,825          4,825,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Roman Catholic Diocese of
     Charlotte, North Carolina); Series 2000, VRD
     RB (LOC-Wells Fargo Bank, N.A.)(a)(b)             0.33%     06/01/17       6,710          6,710,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Angel Medical Center, Inc.);
     Series 2007, VRD Health Care Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.33%     04/01/31       1,325          1,325,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Carolina Village, Inc.); Series
     2008 C, VRD Retirement Facilities First
     Mortgage RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     04/01/30       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Cornelia Nixon Davis Nursing
     Home, Inc.); Series 2003, VRD Health Care
     Facilities RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.48%     02/01/28       3,815          3,815,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Lincoln Health System); Series
     1996 A, VRD Hospital RB (LOC-Bank of America,
     N.A.)(a)(b)(d)                                    0.35%     04/01/16       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (WestCare Health System Obligated
     Group); Series 2002 A, VRD Hospital RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     09/01/22       7,600          7,600,000
--------------------------------------------------------------------------------------------------------
  Union (County of); Series 2009, VRD Enterprise
     Systems RB (LOC-Bank of America, N.A.)(a)(b)      0.38%     06/01/34      10,000         10,000,000
--------------------------------------------------------------------------------------------------------
  University of North Carolina Board of Governors;
     Series 2006 A, Commercial Paper Bonds             0.35%     09/21/09      12,600         12,600,000
--------------------------------------------------------------------------------------------------------
     Series 2006 A, Commercial Paper Bonds             0.40%     10/08/09       6,650          6,650,000
--------------------------------------------------------------------------------------------------------
  Wake (County of); Series 2008, Unlimited Tax GO
     BAN(f)                                            3.50%     10/15/09       2,500          2,505,334
========================================================================================================
                                                                                             118,145,334
========================================================================================================


OHIO-3.89%

  Butler (County of) (CCAO Low Cost Capital Pooled
     Financing Program); Sr. Series 2005 A, VRD
     Capital Funding RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                       0.30%     06/01/35       9,260          9,260,000
--------------------------------------------------------------------------------------------------------
  Cleveland (City of) Municipal School District;
     Series 2008, School Improvement Unlimited Tax
     GO BAN                                            2.50%     09/30/09      12,500         12,513,319
--------------------------------------------------------------------------------------------------------
  Columbus (City of) City School District; Series
     2009 B, School Facilities Construction &
     Improvement Unlimited Tax GO BAN                  1.50%     12/16/09       2,000          2,004,596
--------------------------------------------------------------------------------------------------------
  Columbus (City of) Regional Airport Authority
     (OASBO Expanded Asset Pooled Financing
     Program); Sr. Series 2005, VRD Capital
     Funding RB (LOC-U.S. Bank, N.A.)(a)(b)            0.30%     07/01/35       7,070          7,070,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

  Dublin (City of) City School District; Series
     2009, School Construction Unlimited Tax GO
     BAN                                               2.00%     10/15/09     $ 2,700     $    2,704,383
--------------------------------------------------------------------------------------------------------
  Hamilton (County of) (Drake Center, Inc.);
     Series 1999 A, VRD Hospital Facilities RB
     (LOC-U.S. Bank, N.A.)(a)(b)                       0.30%     06/01/19       5,475          5,475,000
--------------------------------------------------------------------------------------------------------
  Lorain (County of) (EMH Regional Medical
     Center); Series 2008, Ref. VRD Hospital
     Facilities RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.30%     11/01/21       6,130          6,130,000
--------------------------------------------------------------------------------------------------------
  Lorain (County of) Port Authority (St. Ignatius
     High School); Series 2008, VRD Educational
     Facilities RB (LOC-U.S. Bank, N.A.)(a)(b)         0.30%     08/02/38       2,050          2,050,000
--------------------------------------------------------------------------------------------------------
  Ohio (State of) (Goodwill Industries of the
     Miami Valley); Series 2003, VRD Economic
     Development RB (LOC-PNC Bank, N.A.)(a)(b)         0.29%     06/01/23       7,320          7,320,000
--------------------------------------------------------------------------------------------------------
  Ohio (State of) Higher Educational Facility
     Commission (Cleveland Institute of Music);
     Series 2005, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     05/01/30       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Vandalia-Butler City School District;
     Series 2009 A, School Improvement Unlimited
     Tax GO BAN                                        1.50%     03/01/10       2,000          2,007,389
--------------------------------------------------------------------------------------------------------
     Series 2009 B, School Improvement Unlimited
     Tax GO BAN                                        1.50%     03/01/10       3,000          3,011,120
========================================================================================================
                                                                                              62,045,807
========================================================================================================


OKLAHOMA-1.61%

  Oklahoma (County of) Finance Authority (Oxford
     Oaks, Watersedge & Gardens at Reding
     Apartments); Series 2000, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     07/15/30      23,695         23,695,000
--------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Industries Authority
     (Oklahoma Christian University); Series 2005,
     VRD Educational Facility RB (LOC-Bank of
     America, N.A.)(a)(b)                              0.42%     12/01/35       2,000          2,000,000
========================================================================================================
                                                                                              25,695,000
========================================================================================================


OREGON-1.55%

  Portland (City of) (The South Park Block);
     Series 1988 A, Ref. VRD MFH RB (LOC-Harris
     N.A.)(a)(b)                                       0.30%     12/01/11      10,750         10,750,000
--------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Oregon (State of)
     Department of Administrative Services);
     Series 11742, VRD COP(b)(c)(d)                    0.42%     05/01/32      14,000         14,000,000
========================================================================================================
                                                                                              24,750,000
========================================================================================================


PENNSYLVANIA-5.17%

  Allegheny (County of) Hospital Development
     Authority (Central Blood Bank); Series 1992,
     VRD Health Facilities RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     12/01/10       2,225          2,225,000
--------------------------------------------------------------------------------------------------------
  Allegheny (County of) Hospital Development
     Authority (The Children's Home of
     Pittsburgh); Series 2006 B, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                 0.29%     06/01/35       5,250          5,250,000
--------------------------------------------------------------------------------------------------------
  Allegheny (County of) Industrial Development
     Authority (Eleven Parkway Center Associates);
     Series 1992, Ref. VRD Commercial Development
     RB (LOC-PNC Bank, N.A.)(a)(b)                     0.29%     12/15/12       1,795          1,795,000
--------------------------------------------------------------------------------------------------------
  Allegheny (County of) Industrial Development
     Authority (Oakland Catholic High School);
     Series 2007, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     06/01/38       1,440          1,440,000
--------------------------------------------------------------------------------------------------------
  Allegheny (County of) Industrial Development
     Authority (United Jewish Federation of
     Greater Pittsburgh); Series 1995 B, VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)(d)                     0.29%     10/01/25       3,150          3,150,000
--------------------------------------------------------------------------------------------------------
  Benzinger (Township of) Hospital Authority (Elk
     Regional Health System); Series 2000, VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     12/01/30       1,240          1,240,000
--------------------------------------------------------------------------------------------------------
  Butler (County of) General Authority (New Castle
     Area School District); Series 2009 A, VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     03/01/29       3,140          3,140,000
--------------------------------------------------------------------------------------------------------
  Cumberland (County of) Municipal Authority
     (LSN/TLS Obligated Group); Series 2003 A, VRD
     RB (LOC-Wells Fargo Bank, N.A.)(a)(b)             0.33%     01/01/33       1,050          1,050,000
--------------------------------------------------------------------------------------------------------
  Fayette (County of) Hospital Authority (Mt.
     Macrina Manor); Series 2002, Ref. VRD Sr.
     Health & Housing Facilities RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.39%     09/01/18       3,065          3,065,000
--------------------------------------------------------------------------------------------------------
  Haverford (Township of) School District; Series
     2009, VRD Limited Tax GO (LOC-TD Bank,
     N.A.)(a)(b)                                       0.30%     03/01/30       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Hazleton (City of) Area Industrial Development
     Authority (MMI Preparatory School); Series
     1999, VRD RB (LOC-PNC Bank, N.A.)(a)(b)(d)        0.29%     10/01/24       2,650          2,650,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

  Lebanon (County of) Health Facilities Authority
     (E.C.C. Retirement Village); Series 2000, VRD
     RB (LOC-PNC Bank, N.A.)(a)(b)                     0.32%     10/15/25     $ 9,315     $    9,315,000
--------------------------------------------------------------------------------------------------------
  Luzerne (County of) Convention Center Authority;
     Series 2008 A, VRD Hotel Room Rental Tax RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     09/01/28       2,480          2,480,000
--------------------------------------------------------------------------------------------------------
  Luzerne (County of) Industrial Development
     Authority; Series 2005, VRD Gtd. Lease RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     11/01/26       2,400          2,400,000
--------------------------------------------------------------------------------------------------------
  Montgomery (County of) Industrial Development
     Authority (LaSalle College High School);
     Series 2008, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     11/01/38       1,875          1,875,000
--------------------------------------------------------------------------------------------------------
  Northeastern Pennsylvania (Region of) Hospital &
     Education Authority (Danville Area School
     District); Series 2009, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     05/01/38       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Mercy Health System of
     Southeastern Pennsylvania); Series 1999 E-1,
     VRD RB (LOC-PNC Bank, N.A.)(a)(b)                 0.29%     09/01/19       1,100          1,100,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Pennsylvania Treasury
     Department Hospital Enhancement Loan Program-
     J.C. Blair Memorial Hospital); Series 2007 A-
     1, VRD RB (LOC-PNC Bank, N.A.)(a)(b)              0.29%     03/01/19       3,470          3,470,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Kings
     College); Series 2003 L-2, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                 0.29%     05/01/18       1,660          1,660,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Mercyhurst
     College); Series 1999 E-1, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                 0.29%     11/01/19       1,485          1,485,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Moore College
     of Art & Design); Series 2000 F-1, VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)(d)                     0.29%     05/01/20       2,050          2,050,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Rosemont
     College); Series 2004 O, VRD RB (LOC-Wells
     Fargo Bank, N.A.)(a)(b)                           0.31%     11/01/34       5,500          5,500,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-The Waynesburg
     College); Series 2004 N-2, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                 0.29%     05/01/34       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Quakertown (Borough of) General Authority
     (Pooled Financing Program); Series 1996 A,
     VRD RB (LOC-PNC Bank, N.A.)(a)(b)                 0.31%     07/01/26       4,010          4,010,000
--------------------------------------------------------------------------------------------------------
  Ridley (Township of) School District; Series
     2009, VRD Unlimited Tax GO (LOC-TD Bank,
     N.A.)(a)(b)                                       0.30%     11/01/29       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Upper Dauphin Industrial Development Authority
     (United Church of Christ Homes, Inc.); Series
     2001, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     12/01/26       6,000          6,000,000
========================================================================================================
                                                                                              82,350,000
========================================================================================================


RHODE ISLAND-0.94%

  Rhode Island (State of) & Providence
     Plantations; Series 2009, Unlimited GO TAN        2.50%     06/30/10       7,425          7,546,271
--------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (St. Andrew's School); Series
     1999, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)          0.34%     12/01/29       7,375          7,375,000
========================================================================================================
                                                                                              14,921,271
========================================================================================================


SOUTH CAROLINA-3.38%

  Charleston (County of); Series 2009 B, Ref.
     Unlimited Tax GO                                  2.00%     08/01/10       1,200          1,214,193
--------------------------------------------------------------------------------------------------------
  JPMorgan Chase PUTTERs (Berkeley (County of)
     School District); Series 2008-3253, VRD
     School Building Unlimited Tax GO(b)(c)(d)         0.44%     01/15/10       5,090          5,090,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Non-profit Institutions
     of Higher Learning (Columbia College); Series
     2001, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.38%     12/01/22       7,900          7,900,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Non-profit Institutions
     of Higher Learning (Morris College); Series
     1997, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(d)                                    0.38%     07/01/17         800            800,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Housing Finance &
     Development Authority (Runaway Bay
     Apartments); Series 2005, Ref. VRD MFH Rental
     RB (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     11/15/35       7,465          7,465,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

  South Carolina (State of) Jobs-Economic
     Development Authority (Heathwood Hall
     Episcopal School); Series 2001, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.33%     08/01/29     $ 1,200     $    1,200,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Lexington-Richland
     Alcohol & Drug Abuse Council Inc.); Series
     2009, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                        0.33%     05/01/39       4,500          4,500,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Porter-Gaud School);
     Series 2008, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     12/01/33      12,000         12,000,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (YMCA of Greenville);
     Series 2007, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     03/01/28       8,652          8,652,000
--------------------------------------------------------------------------------------------------------
  Spartanburg (County of) School District No. 2;
     Series 2009, Unlimited Tax GO                     3.00%     04/01/10       5,000          5,073,783
========================================================================================================
                                                                                              53,894,976
========================================================================================================


TENNESSEE-0.98%

  Chattanooga (City of) Health, Educational &
     Housing Facility Board (Windridge
     Apartments); Series 2003 A, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     05/15/33       3,175          3,175,000
--------------------------------------------------------------------------------------------------------
  Jackson (City of) Health, Educational & Housing
     Facility Board (Post House Jackson
     Apartments); Series 2002, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     10/15/32       3,970          3,970,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Hickory Trace Apartments);
     Series 2003, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(b)                      0.35%     03/01/33       4,750          4,750,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (The Park at Hermitage);
     Series 2004, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(b)                 0.30%     02/15/34       3,695          3,695,000
========================================================================================================
                                                                                              15,590,000
========================================================================================================


TEXAS-8.99%

  Arlington (City of);
     Series 2005 A, GO Commercial Paper Notes          0.40%     10/02/09       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
     Series 2005 A, GO Commercial Paper Notes          0.45%     10/14/09       7,500          7,500,000
--------------------------------------------------------------------------------------------------------
  Austin (City of) Housing Finance Corp. (Stassney
     Woods Apartments); Series 2004 A, Ref. VRD
     MFH RB (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     10/15/32       3,350          3,350,000
--------------------------------------------------------------------------------------------------------
  Bexar (County of) Housing Finance Corp.
     (Northwest Trails Apartments); Series 2004,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.32%     12/15/34       3,130          3,130,000
--------------------------------------------------------------------------------------------------------
  Dallas (County of) Community College District;
     Series 2009, Limited Tax GO                       1.50%     02/15/10       1,975          1,983,941
--------------------------------------------------------------------------------------------------------
  Denton (City of); Series 2009, Ref. Limited Tax
     GO                                                4.00%     02/15/10       1,325          1,344,946
--------------------------------------------------------------------------------------------------------
  Garland (City of); Series 2008, GO Commercial
     Paper Notes                                       0.40%     09/03/09      17,000         17,000,000
--------------------------------------------------------------------------------------------------------
  Gulf Coast Industrial Development Authority
     (Petrounited Terminals, Inc.); Series 1989,
     Ref. VRD RB (LOC-BNP Paribas)(a)(b)(d)(e)         0.32%     11/01/19       3,600          3,600,000
--------------------------------------------------------------------------------------------------------
  Harris (County of) Cultural Education Facilities
     Finance Corp. (Methodist Hospital System);
     Series 2009 C-1, Ref. RB                          0.55%     01/05/10       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Hockley (County of) Industrial Development Corp.
     (Amoco Corp.);
     Series 1983, VRD PCR(b)(e)                        0.75%     03/01/14      29,000         29,000,000
--------------------------------------------------------------------------------------------------------
     Series 1985, VRD PCR(b)(e)                        0.72%     11/01/19       9,000          9,000,000
--------------------------------------------------------------------------------------------------------
  Houston (City of) Higher Education Finance Corp.
     (Tierwester Oaks & Richfield Manor); Series
     2003 A, VRD Housing RB (LOC-Bank of New York
     Mellon)(a)(b)                                     1.20%     03/01/33       5,820          5,820,000
--------------------------------------------------------------------------------------------------------
  JPMorgan Chase PUTTERs (Spring Branch
     Independent School District); Series 2009-
     3377, VRD Limited Tax Schoolhouse GO(b)(c)(d)     0.34%     02/01/15       2,250          2,250,000
--------------------------------------------------------------------------------------------------------
  McKinney (City of) Independent School District;
     Series 2009, Ref. School Building Unlimited
     Tax GO                                            4.00%     02/15/10       4,645          4,715,227
--------------------------------------------------------------------------------------------------------
  Metropolitan Higher Education Authority
     (University of Dallas); Series 1999, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.38%     05/01/19       9,100          9,100,000
--------------------------------------------------------------------------------------------------------
  San Gabriel (City of) Health Facilities
     Development Corp. (YMCA of Greater Williamson
     County); Series 2005, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                           0.32%     04/01/26       4,805          4,805,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Tarrant (County of) Cultural Education
     Facilities Finance Corp. (Forth Worth Museum
     of Science & History); Series 2008, VRD
     Incremental Draw RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)(d)                                    0.33%     06/01/38     $19,000     $   19,000,000
--------------------------------------------------------------------------------------------------------
  Tarrant (County of) Housing Finance Corp.
     (Sierra Springs Apartments); Series 1999,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.32%     02/15/27       7,760          7,760,000
--------------------------------------------------------------------------------------------------------
  Travis (County of); Series 2008, Limited Tax GO
     Ctfs.                                             3.25%     03/01/10       2,000          2,024,793
========================================================================================================
                                                                                             143,383,907
========================================================================================================


UTAH-0.17%

  Duchesne School District Municipal Building
     Authority; Series 2005, VRD Lease RB
     (LOC-U.S. Bank, N.A.)(a)(b)                       0.28%     06/01/21       2,700          2,700,000
========================================================================================================


VIRGINIA-3.41%

  Alexandria (City of) Industrial Development
     Authority (Institute for Defense Analyses);
     Series 2006, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                  0.34%     10/01/35       9,875          9,875,000
--------------------------------------------------------------------------------------------------------
  Charlottesville (City of) Industrial Development
     Authority (University of Virginia
     Foundation); Series 2006 B, VRD Educational
     Facilities RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.32%     12/01/37       2,930          2,930,000
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Economic Development
     Authority (Capital Hospice); Series 2009, VRD
     Health Care Facilities RB (LOC-Branch Banking
     & Trust Co.)(a)(b)                                0.33%     01/01/34       6,050          6,050,000
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Economic Development
     Authority (Vienna II Metrorail Station);
     First Series 1999, Parking RB(f)(g)               6.00%     09/01/09       1,650          1,683,000
--------------------------------------------------------------------------------------------------------
     First Series 1999, Parking RB(f)(g)               6.00%     09/01/09       1,750          1,785,000
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Industrial Development
     Authority (Inova Health System Foundation);
     Series 2009 A, Health Care RB                     3.00%     05/15/10       3,000          3,049,218
--------------------------------------------------------------------------------------------------------
  Newport News (City of) Industrial Development
     Authority (Christopher Newport University
     Foundations); Series 2006, VRD Educational
     Facilities RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     08/01/36       2,035          2,035,000
--------------------------------------------------------------------------------------------------------
  Norfolk (City of) Economic Development Authority
     (Sentara Healthcare); Series 2009 A, Ref. VRD
     Hospital Facilities RB(b)                         0.70%     11/01/34       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Peninsula (Port of) Authority (Dominion
     Terminals Associates); Series 1987 C, Ref.
     VRD Coal Terminal RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                       0.35%     07/01/16       9,000          9,000,000
--------------------------------------------------------------------------------------------------------
  Suffolk (City of) Redevelopment & Housing
     Authority (Oak Springs Apartments, L.L.C.);
     Series 1999, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(b)                      0.34%     12/01/19       1,390          1,390,000
--------------------------------------------------------------------------------------------------------
  Virginia (State of) Public School Authority;
     Series 2009 IX, School Educational Technology
     RN                                                1.50%     04/15/10      11,460         11,534,078
========================================================================================================
                                                                                              54,331,296
========================================================================================================


WASHINGTON-1.98%

  King (County of) Renton School District No. 403;
     Series 2009, Ref. Unlimited Tax GO                5.00%     12/01/09       3,650          3,689,704
--------------------------------------------------------------------------------------------------------
  King (County of) Seattle School District No. 1;
     Series 2007 A, Limited Tax GO                     4.00%     12/01/09       4,545          4,584,829
--------------------------------------------------------------------------------------------------------
  Seattle (City of) Housing Authority (Bayview
     Manor); Series 1994 B, VRD Low-Income Housing
     Assistance RB (LOC-U.S. Bank, N.A.)(a)(b)         0.37%     05/01/19       2,480          2,480,000
--------------------------------------------------------------------------------------------------------
  Seattle (Port of) Industrial Development Corp.
     (Sysco Food Services of Seattle, Inc.);
     Series 1994, Ref. VRD RB(b)                       0.33%     11/01/25       8,000          8,000,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Higher Education
     Facilities Authority (Cornish College of the
     Arts); Series 2003 A, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                              0.40%     12/01/33       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Gonzaga Preparatory School, Inc.); Series
     2003, VRD Non-profit RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.38%     09/01/33       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Olympic Heights Apartments); Series 2002,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.32%     09/15/20       5,165          5,165,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

  Washington (State of) Housing Finance Commission
     (Valley View Apartments); Series 2002, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(b)                                   0.32%     09/15/20     $ 2,880     $    2,880,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (YMCA of Columbia-Willamette); Series 1999,
     VRD Non-profit RB (LOC-U.S. Bank, N.A.)(a)(b)     0.28%     08/01/24       2,500          2,500,000
========================================================================================================
                                                                                              31,499,533
========================================================================================================


WISCONSIN-3.89%

  Marathon (County of); Series 2009 A, Unlimited
     Tax GO Promissory Notes                           2.50%     12/01/09       2,835          2,847,343
--------------------------------------------------------------------------------------------------------
  Milwaukee (City of) Redevelopment Authority
     (University of Wisconsin-Milwaukee
     Kenilworth); Series 2005, VRD Lease RB
     (LOC-U.S. Bank, N.A.)(a)(b)                       0.39%     09/01/40       6,375          6,375,000
--------------------------------------------------------------------------------------------------------
  Milwaukee (City of); Series 2005 V-8, VRD
     Corporate Purpose Unlimited Tax GO(b)             0.32%     02/01/25      20,200         20,200,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Concordia University of
     Wisconsin, Inc.); Series 2009, Ref. VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.39%     05/01/39       4,000          4,000,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Indian Community School
     of Milwaukee, Inc.);
     Series 2006, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     12/01/36       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
     Series 2007, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     12/01/36      11,000         11,000,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Jewish Home & Care
     Center, Inc.); Series 2006, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     03/01/36       6,500          6,500,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Lawrence University of
     Wisconsin); Series 2009, Ref. VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.39%     02/01/39       4,145          4,145,000
========================================================================================================
                                                                                              62,067,343
========================================================================================================
TOTAL INVESTMENTS(h)(i)-100.27% (Cost
  $1,598,366,493)                                                                          1,598,366,493
========================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.27)%                                                         (4,289,963)
========================================================================================================
NET ASSETS-100.00%                                                                        $1,594,076,530
________________________________________________________________________________________________________
========================================================================================================




Investment Abbreviations:

BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
Gtd.     - Guaranteed
IDR      - Industrial Development Revenue Bonds
LOC      - Letter of Credit
MFH      - Multi-Family Housing
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax-Exempt Receipts
RB       - Revenue Bonds
Ref.     - Refunding
RN       - Revenue Notes
Sr.      - Senior
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


Notes to Schedule of Investments:

(a) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(b) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(c) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2009 was $114,980,000, which represented 7.21% of the Fund's Net Assets.
(e) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(f) Advance refunded; secured by an escrow fund of U.S. Government obligations.
(g) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)   Also represents cost for federal income tax purposes.
(i) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

     ENTITIES                                                                           PERCENTAGE
     ---------------------------------------------------------------------------------------------
     JPMorgan Chase Bank, N.A.                                                             21.1%
     ---------------------------------------------------------------------------------------------
     Wells Fargo Bank, N.A.                                                                 9.5
     ---------------------------------------------------------------------------------------------
     Branch Banking & Trust Co.                                                             7.8
     ---------------------------------------------------------------------------------------------
     Bank of America, N.A.                                                                  7.5
     ---------------------------------------------------------------------------------------------
     Federal National Mortgage Association                                                  7.5
     ---------------------------------------------------------------------------------------------
     PNC Bank, N.A.                                                                         5.9
     _____________________________________________________________________________________________
     =============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2009



                                                                                                                  GOVERNMENT
                                    LIQUID ASSETS       STIC PRIME          TREASURY           GOVERNMENT        TAXADVANTAGE
                                      PORTFOLIO          PORTFOLIO         PORTFOLIO       & AGENCY PORTFOLIO      PORTFOLIO
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------

ASSETS:

Investments, at value and cost     $29,314,843,912    $4,142,704,482    $ 9,991,829,470      $ 6,647,854,365     $640,070,361
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Repurchase agreements, at value
  and cost                           2,567,529,081       324,090,075     11,770,123,131        8,316,063,065               --
================================   ===============    ==============    ===============    ==================    ============
     Total investments, at value
       and cost                     31,882,372,993     4,466,794,557     21,761,952,601       14,963,917,430      640,070,361
================================   ===============    ==============    ===============    ==================    ============
Cash                                            --            12,771                 --               13,390           49,975
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Receivables for:
  Investments sold                      12,365,166                --                 --                   --               --
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Interest                              21,720,578           158,106            284,695            1,799,831          297,791
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Fund expenses absorbed                   377,594           364,749          1,897,113              394,533           35,265
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Investment for trustee deferred
  compensation and retirement
  plans                                    395,400           201,113            174,044               63,265           38,053
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Other assets                               727,855           344,649            256,289              255,768           25,326
________________________________   _______________    ______________    _______________    __________________    ____________
================================   ===============    ==============    ===============    ==================    ============
     Total assets                   31,917,959,586     4,467,875,945     21,764,564,742       14,966,444,217      640,516,771
________________________________   _______________    ______________    _______________    __________________    ____________
================================   ===============    ==============    ===============    ==================    ============


LIABILITIES:

Payables for:
  Investments purchased                598,633,396                --        464,462,884                   --               --
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Fund shares reacquired                        55                --                 --                   --               --
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Amount due custodian                     393,627                --                 --                   --               --
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Dividends                              8,056,914           303,253            991,730            2,097,255           40,441
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Accrued fees to affiliates             1,271,009           476,652          2,353,175              872,068           95,436
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Accrued operating expenses               357,586           112,673            261,793               34,901           38,623
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Trustee deferred compensation
  and retirement plans                   2,575,874         1,023,739          1,110,978              440,524           79,798
================================   ===============    ==============    ===============    ==================    ============
     Total liabilities                 611,288,461         1,916,317        469,180,560            3,444,748          254,298
================================   ===============    ==============    ===============    ==================    ============
Net assets applicable to shares
  outstanding                      $31,306,671,125    $4,465,959,628    $21,295,384,182      $14,962,999,469     $640,262,473
________________________________   _______________    ______________    _______________    __________________    ____________
================================   ===============    ==============    ===============    ==================    ============


NET ASSETS CONSIST OF:

Shares of beneficial interest      $31,304,242,545    $4,464,875,266    $21,294,087,404      $14,962,479,481     $640,205,651
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Undistributed net investment
  income                                 2,304,696           779,191            796,235              273,795           40,011
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Undistributed net realized gain
  (loss)                                   123,884           305,171            500,543              246,193           16,811
================================   ===============    ==============    ===============    ==================    ============
                                   $31,306,671,125    $4,465,959,628    $21,295,384,182      $14,962,999,469     $640,262,473
________________________________   _______________    ______________    _______________    __________________    ____________
================================   ===============    ==============    ===============    ==================    ============
                                      TAX-FREE
                                    CASH RESERVE
                                      PORTFOLIO
--------------------------------   --------------

ASSETS:

Investments, at value and cost     $1,598,366,493
--------------------------------   --------------
Repurchase agreements, at value
  and cost                                     --
================================   ==============
     Total investments, at value
       and cost                     1,598,366,493
================================   ==============
Cash                                           --
--------------------------------   --------------
Receivables for:
  Investments sold                      3,225,000
--------------------------------   --------------
  Interest                              1,983,372
--------------------------------   --------------
  Fund expenses absorbed                  134,725
--------------------------------   --------------
Investment for trustee deferred
  compensation and retirement
  plans                                    72,322
--------------------------------   --------------
Other assets                              158,926
________________________________   ______________
================================   ==============
     Total assets                   1,603,940,838
________________________________   ______________
================================   ==============


LIABILITIES:

Payables for:
  Investments purchased                 8,254,380
--------------------------------   --------------
  Fund shares reacquired                       --
--------------------------------   --------------
  Amount due custodian                    891,166
--------------------------------   --------------
  Dividends                               100,732
--------------------------------   --------------
  Accrued fees to affiliates              168,446
--------------------------------   --------------
  Accrued operating expenses               69,796
--------------------------------   --------------
Trustee deferred compensation
  and retirement plans                    379,788
================================   ==============
     Total liabilities                  9,864,308
================================   ==============
Net assets applicable to shares
  outstanding                      $1,594,076,530
________________________________   ______________
================================   ==============


NET ASSETS CONSIST OF:

Shares of beneficial interest      $1,594,119,445
--------------------------------   --------------
Undistributed net investment
  income                                       --
--------------------------------   --------------
Undistributed net realized gain
  (loss)                                  (42,915)
================================   ==============
                                   $1,594,076,530
________________________________   ______________
================================   ==============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        SHORT-TERM INVESTMENTS TRUST

August 31, 2009


                                                                                                GOVERNMENT       GOVERNMENT
                                       LIQUID ASSETS       STIC PRIME          TREASURY          & AGENCY       TAXADVANTAGE
                                         PORTFOLIO          PORTFOLIO         PORTFOLIO          PORTFOLIO        PORTFOLIO
-----------------------------------   ---------------    --------------    ---------------    --------------    ------------


NET ASSETS:

Institutional Class                   $20,264,356,102    $2,573,720,722    $ 4,882,281,593    $9,814,844,729    $535,957,119
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Private Investment Class              $   748,744,103    $  429,979,208    $ 2,267,918,987    $  781,263,504    $ 42,922,415
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Personal Investment Class             $   145,662,783    $  181,407,070    $   211,723,223    $   17,751,988    $ 12,116,971
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Cash Management Class                 $ 3,194,408,070    $  914,098,732    $11,498,816,775    $1,924,915,875    $ 25,730,669
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Reserve Class                         $    73,019,998    $    9,340,596    $    29,733,920    $  139,398,750    $  5,747,244
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Resource Class                        $   800,343,006    $  223,531,605    $   365,409,087    $  486,522,012    $ 17,773,495
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Corporate Class                       $ 6,080,137,063    $  133,881,695    $ 2,039,500,597    $1,798,302,611    $     14,560
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                    20,262,455,303     2,574,138,897      4,881,891,723     9,814,575,825     535,893,705
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Private Investment Class                  748,686,863       430,049,832      2,267,818,160       781,207,982      42,942,208
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Personal Investment Class                 145,650,283       181,347,021        211,638,281        17,748,109      12,117,440
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Cash Management Class                   3,194,079,649       914,061,537     11,498,193,426     1,924,832,638      25,725,110
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Reserve Class                              73,017,223         9,341,830         29,708,952       139,398,619       5,745,387
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Resource Class                            800,303,906       223,502,841        365,351,864       486,480,032      17,770,627
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Corporate Class                         6,080,048,816       133,863,292      2,039,474,554     1,798,271,508          14,560
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Net asset value, offering and
  redemption price per share for
  each class                          $          1.00    $         1.00    $          1.00    $         1.00    $       1.00
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
                                        TAX-FREE
                                      CASH RESERVE
                                        PORTFOLIO
-----------------------------------   ------------


NET ASSETS:

Institutional Class                   $829,400,479
___________________________________   ____________
===================================   ============
Private Investment Class              $206,397,720
___________________________________   ____________
===================================   ============
Personal Investment Class             $  7,414,448
___________________________________   ____________
===================================   ============
Cash Management Class                 $360,427,435
___________________________________   ____________
===================================   ============
Reserve Class                         $ 14,830,931
___________________________________   ____________
===================================   ============
Resource Class                        $129,077,653
___________________________________   ____________
===================================   ============
Corporate Class                       $ 46,527,864
___________________________________   ____________
===================================   ============


SHARES OUTSTANDING, $0.01 PAR VALUE
  PER SHARE,
  UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                    829,359,918
___________________________________   ____________
===================================   ============
Private Investment Class               206,376,863
___________________________________   ____________
===================================   ============
Personal Investment Class                7,410,508
___________________________________   ____________
===================================   ============
Cash Management Class                  360,443,603
___________________________________   ____________
===================================   ============
Reserve Class                           14,827,667
___________________________________   ____________
===================================   ============
Resource Class                         129,071,970
___________________________________   ____________
===================================   ============
Corporate Class                         46,545,423
___________________________________   ____________
===================================   ============
Net asset value, offering and
  redemption price per share for
  each class                          $       1.00
___________________________________   ____________
===================================   ============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the year ended August 31, 2009



                                                                                       GOVERNMENT &     GOVERNMENT       TAX-FREE
                                       LIQUID ASSETS     STIC PRIME      TREASURY         AGENCY       TAXADVANTAGE    CASH RESERVE
                                         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------

INVESTMENT INCOME:

Interest                                $328,794,854    $70,351,228    $118,800,880     $86,956,379     $2,639,599      $32,064,698
====================================   =============    ===========    ============    ============    ============    ============


EXPENSES:

Advisory fees                             37,035,041      9,571,678      34,591,158      11,784,895        728,250        5,159,907
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Administrative services fees               1,250,701        701,433       1,201,823         863,547        152,498          529,144
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Custodian fees                             1,009,624        279,337         968,242         396,708         17,624          117,837
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Distribution fees:
  Private Investment Class                 3,561,154      2,772,949       8,079,641       3,754,826        222,350        1,162,151
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Personal Investment Class                1,010,252      2,319,285       2,563,282         175,721        125,690           73,331
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Cash Management Class                    2,864,181      1,240,081      11,689,077       1,793,949         22,267          633,670
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Reserve Class                              494,372        193,661         464,229       1,432,976         79,511          221,709
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Resource Class                           1,741,399        582,661       1,041,867       1,287,690         55,066          385,744
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Corporate Class                            906,814        138,631         635,149         326,299             29           29,811
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Transfer agent fees                        2,222,102        574,301       2,075,469       1,060,640         36,195          220,946
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Trustees' and officers' fees and
  benefits                                   784,923        239,859         723,069         351,974         28,916          105,685
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Treasury Guarantee Program Fee             8,035,286      2,847,846       5,378,059       2,195,222         86,800        1,142,712
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Other                                      1,414,496        483,465       1,089,755         489,752        161,431          366,516
====================================   =============    ===========    ============    ============    ============    ============
     Total expenses                       62,330,345     21,945,187      70,500,820      25,914,199      1,716,627       10,149,163
====================================   =============    ===========    ============    ============    ============    ============
Less: Fees waived and expenses
  reimbursed                             (15,530,500)    (7,002,115)    (22,753,253)     (3,998,491)      (879,243)      (2,057,670)
====================================   =============    ===========    ============    ============    ============    ============
     Net expenses                         46,799,845     14,943,072      47,747,567      21,915,708        837,384        8,091,493
====================================   =============    ===========    ============    ============    ============    ============
Net investment income                    281,995,009     55,408,156      71,053,313      65,040,671      1,802,215       23,973,205
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Net realized gain (loss) from
  Investment securities*                     123,884        305,215         500,543         246,194         16,810          (22,317)
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Net increase in net assets resulting
  from operations                       $282,118,893    $55,713,371    $ 71,553,856     $65,286,865     $1,819,025      $23,950,888
____________________________________   _____________    ___________    ____________    ____________    ____________    ____________
====================================   =============    ===========    ============    ============    ============    ============


* Includes net gains (losses) from securities sold to affiliates of $(23,999) for STIC Prime Portfolio.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2009 and 2008



                                                                    LIQUID ASSETS                          STIC PRIME
                                                                      PORTFOLIO                             PORTFOLIO
                                                         ----------------------------------    ----------------------------------
                                                               2009               2008               2009               2008
------------------------------------------------------   ----------------------------------    ----------------------------------

OPERATIONS:

  Net investment income                                  $   281,995,009    $   986,572,354    $    55,408,156     $  272,687,296
------------------------------------------------------   ----------------------------------    ----------------------------------
  Net realized gain                                              123,884          1,539,599            305,215              3,889
======================================================   ==================================    ==================================
     Net increase in net assets resulting from
       operations                                            282,118,893        988,111,953         55,713,371        272,691,185
======================================================   ==================================    ==================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Institutional Class                                       (206,290,882)      (773,192,230)       (32,817,124)      (146,818,532)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                    (7,319,950)       (31,025,738)        (4,020,690)       (23,117,055)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                   (1,098,666)        (2,841,961)        (2,109,396)       (13,040,776)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                      (30,960,183)      (109,567,367)       (10,697,427)       (58,987,907)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                                 (352,311)        (1,010,156)          (138,538)        (1,359,320)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                              (9,864,204)       (35,278,874)        (2,445,214)       (17,656,026)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                            (26,106,523)       (33,658,480)        (3,181,343)       (11,706,176)
======================================================   ==================================    ==================================
     Total distributions from net investment income         (281,992,719)      (986,574,806)       (55,409,732)      (272,685,792)
======================================================   ==================================    ==================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS:

  Institutional Class                                                 --           (197,561)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                            --            (10,599)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                           --               (899)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                               --            (26,909)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                                       --               (320)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                                      --             (9,119)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                                     --             (5,486)                --                 --
======================================================   ==================================    ==================================
     Total distributions from net realized gains                      --           (250,893)                --                --
======================================================   ==================================    ==================================
Share transactions-net:

  Institutional Class                                     (4,303,175,563)     6,485,194,440     (2,731,206,538)     1,825,565,067
------------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                  (126,828,864)       (10,251,643)      (270,897,781)        68,020,412
------------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                   26,894,700         37,348,782       (224,672,416)        (3,886,620)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                      195,654,142       (399,381,658)      (672,213,909)      (560,320,917)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                                3,939,027         29,830,265        (56,419,428)        34,800,968
------------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                            (409,146,795)        80,942,475       (259,113,502)       (87,586,032)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                          3,588,882,875      1,854,984,427       (255,308,233)      (227,262,617)
======================================================   ==================================    ==================================
     Net increase (decrease) in net assets resulting
       from share transactions                            (1,023,780,478)     8,078,667,088     (4,469,831,807)     1,049,330,261
======================================================   ==================================    ==================================
     Net increase (decrease) in net assets                (1,023,654,304)     8,079,953,342     (4,469,528,168)     1,049,335,654
======================================================   ==================================    ==================================


NET ASSETS:

  Beginning of year                                       32,330,325,429     24,250,372,087      8,935,487,796      7,886,152,142
======================================================   ==================================    ==================================
  End of year*                                           $31,306,671,125    $32,330,325,429    $ 4,465,959,628     $8,935,487,796
======================================================   ==================================    ==================================
  * Includes accumulated undistributed net investment
     income                                              $     2,304,696    $     2,055,978    $       779,191     $      780,767
______________________________________________________   __________________________________    __________________________________
======================================================   ==================================    ==================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2009 and 2008



                                                                     TREASURY
                                                                     PORTFOLIO                   GOVERNMENT & AGENCY PORTFOLIO
                                                        ----------------------------------    ----------------------------------
                                                              2009               2008               2009               2008
-----------------------------------------------------   ----------------------------------    ----------------------------------

OPERATIONS:

  Net investment income                                 $    71,053,313    $   335,668,195    $    65,040,671     $  132,995,480
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Net realized gain                                             500,543            796,700            246,194             21,064
=====================================================   ==================================    ==================================
     Net increase in net assets resulting from
       operations                                            71,553,856        336,464,895         65,286,865        133,016,544
=====================================================   ==================================    ==================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Institutional Class                                       (25,701,725)      (126,788,023)       (42,622,243)       (58,248,057)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                   (2,471,906)       (27,955,769)        (2,672,508)       (17,305,969)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                    (516,829)        (9,294,539)           (92,666)          (972,652)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                     (34,500,234)      (129,692,421)       (10,479,447)       (32,835,514)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                                 (41,384)        (1,376,658)          (301,499)        (2,453,107)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                             (1,598,019)       (13,276,060)        (3,340,436)        (9,649,256)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                            (6,223,216)       (27,284,725)        (5,531,872)       (11,530,925)
=====================================================   ==================================    ==================================
     Total distributions from net investment income         (71,053,313)      (335,668,195)       (65,040,671)      (132,995,480)
=====================================================   ==================================    ==================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS:

  Institutional Class                                                --           (473,796)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                           --           (118,403)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                          --            (50,942)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                              --           (448,296)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                                      --             (8,834)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                                     --            (63,609)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                                    --            (97,084)                --                 --
=====================================================   ==================================    ==================================
     Total distributions from net realized gains                     --         (1,260,964)                --                --
=====================================================   ==================================    ==================================
Share transactions-net:

  Institutional Class                                       242,973,439      1,333,176,443      7,843,243,506        642,476,996
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                1,114,086,769        (96,814,017)       276,550,984        (94,346,600)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                (259,366,509)        56,460,674        (12,012,488)         3,165,254
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                   3,941,697,008      4,723,195,817        896,833,637        297,723,799
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                              (6,658,701)       (33,371,096)         4,289,572        118,160,663
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                           (263,804,891)       253,473,111        160,815,277         28,128,419
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                         1,179,991,860        411,359,642      1,771,085,386       (290,582,602)
=====================================================   ==================================    ==================================
     Net increase (decrease) in net assets resulting
       from share transactions                            5,948,918,975      6,647,480,574     10,940,805,874        704,725,929
=====================================================   ==================================    ==================================
     Net increase (decrease) in net assets                5,949,419,518      6,647,016,310     10,941,052,068        704,746,993
=====================================================   ==================================    ==================================


NET ASSETS:

  Beginning of year                                      15,345,964,664      8,698,948,354      4,021,947,401      3,317,200,408
=====================================================   ==================================    ==================================
  End of year*                                          $21,295,384,182    $15,345,964,664    $14,962,999,469     $4,021,947,401
=====================================================   ==================================    ==================================
  * Includes accumulated undistributed net investment
     income                                             $       796,235    $       320,482    $       273,795     $      252,731
_____________________________________________________   __________________________________    __________________________________
=====================================================   ==================================    ==================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2009 and 2008



                                                                               GOVERNMENT TAXADVANTAGE
                                                                                      PORTFOLIO
                                                                            -----------------------------
                                                                                2009             2008
-------------------------------------------------------------------------   -----------------------------

OPERATIONS:

  Net investment income                                                     $  1,802,215    $  21,110,389
-------------------------------------------------------------------------   -----------------------------
  Net realized gain                                                               16,810           35,203
=========================================================================   =============================
     Net increase in net assets resulting from operations                      1,819,025       21,145,592
=========================================================================   =============================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Institutional Class                                                         (1,351,087)     (15,069,110)
-------------------------------------------------------------------------   -----------------------------
  Private Investment Class                                                      (160,241)      (1,337,006)
-------------------------------------------------------------------------   -----------------------------
  Personal Investment Class                                                      (35,690)        (320,868)
-------------------------------------------------------------------------   -----------------------------
  Cash Management Class                                                         (114,529)      (1,954,141)
-------------------------------------------------------------------------   -----------------------------
  Reserve Class                                                                  (18,594)        (318,949)
-------------------------------------------------------------------------   -----------------------------
  Resource Class                                                                (121,572)      (1,927,247)
-------------------------------------------------------------------------   -----------------------------
  Corporate Class                                                                   (181)        (182,620)
=========================================================================   =============================
     Total distributions from net investment income                           (1,801,894)     (21,109,941)
=========================================================================   =============================


SHARE TRANSACTIONS-NET:

  Institutional Class                                                        308,963,899      (94,498,613)
-------------------------------------------------------------------------   -----------------------------
  Private Investment Class                                                     2,380,209       (2,781,236)
-------------------------------------------------------------------------   -----------------------------
  Personal Investment Class                                                      871,302          258,055
-------------------------------------------------------------------------   -----------------------------
  Cash Management Class                                                       (3,370,792)     (64,212,095)
-------------------------------------------------------------------------   -----------------------------
  Reserve Class                                                               (6,774,557)         576,416
-------------------------------------------------------------------------   -----------------------------
  Resource Class                                                             (16,349,278)     (19,110,119)
-------------------------------------------------------------------------   -----------------------------
  Corporate Class                                                                    105              490
=========================================================================   =============================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          285,720,888     (179,767,102)
=========================================================================   =============================
     Net increase (decrease) in net assets                                   285,738,019     (179,731,451)
=========================================================================   =============================


NET ASSETS:

  Beginning of year                                                          354,524,454      534,255,905
=========================================================================   =============================
  End of year*                                                              $640,262,473    $ 354,524,454
=========================================================================   =============================
  * Includes accumulated undistributed net investment income                $     40,011    $       4,488
_________________________________________________________________________   _____________________________
=========================================================================   =============================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the year ended August 31, 2009, the period April 1, 2008 through August 31, 2008 and the year ended March 31, 2008



                                                                          TAX-FREE CASH RESERVE PORTFOLIO
                                                              ------------------------------------------------------
                                                                 YEAR ENDED      FIVE MONTHS ENDED      YEAR ENDED
                                                                 AUGUST 31,          AUGUST 31,          MARCH 31,
                                                                    2009                2008               2008
-----------------------------------------------------------   ------------------------------------------------------

OPERATIONS:

  Net investment income                                       $    23,973,205     $    28,410,124     $  128,045,234
-----------------------------------------------------------   ------------------------------------------------------
  Net realized gain (loss)                                            (22,317)             52,717            (64,510)
===========================================================   ======================================================
     Net increase in net assets resulting from operations          23,950,888          28,462,841        127,980,724
===========================================================   ======================================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Institutional Class                                             (13,009,492)        (18,070,278)       (90,092,433)
-----------------------------------------------------------   ------------------------------------------------------
  Private Investment Class                                         (1,828,224)         (1,635,408)        (5,907,971)
-----------------------------------------------------------   ------------------------------------------------------
  Personal Investment Class                                           (62,865)           (176,216)          (955,425)
-----------------------------------------------------------   ------------------------------------------------------
  Cash Management Class                                            (6,286,393)         (6,133,979)       (16,534,933)
-----------------------------------------------------------   ------------------------------------------------------
  Reserve Class                                                      (139,845)           (211,018)          (393,176)
-----------------------------------------------------------   ------------------------------------------------------
  Resource Class                                                   (1,628,204)         (1,617,168)        (8,334,594)
-----------------------------------------------------------   ------------------------------------------------------
  Corporate Class                                                  (1,018,182)           (566,057)        (5,826,702)
===========================================================   ======================================================
     Total distributions from net investment income               (23,973,205)        (28,410,124)      (128,045,234)
===========================================================   ======================================================


SHARE TRANSACTIONS-NET:

  Institutional Class                                            (936,106,159)     (1,491,090,115)       386,399,200
-----------------------------------------------------------   ------------------------------------------------------
  Private Investment Class                                        (94,497,894)         51,524,057         64,205,316
-----------------------------------------------------------   ------------------------------------------------------
  Personal Investment Class                                       (32,729,453)          5,678,676            794,543
-----------------------------------------------------------   ------------------------------------------------------
  Cash Management Class                                          (535,463,971)        106,134,034         68,418,687
-----------------------------------------------------------   ------------------------------------------------------
  Reserve Class                                                   (28,292,619)        (17,665,380)        48,055,399
-----------------------------------------------------------   ------------------------------------------------------
  Resource Class                                                 (132,418,789)         19,122,544       (138,677,567)
-----------------------------------------------------------   ------------------------------------------------------
  Corporate Class                                                   3,700,743        (103,848,507)       (13,522,471)
===========================================================   ======================================================
     Net increase (decrease) in net assets resulting from
       share transactions                                      (1,755,808,142)     (1,430,144,691)       415,673,107
===========================================================   ======================================================
     Net increase (decrease) in net assets                     (1,755,830,459)     (1,430,091,974)       415,608,597
===========================================================   ======================================================


NET ASSETS:

  Beginning of year                                             3,349,906,989       4,779,998,963      4,364,390,366
-----------------------------------------------------------   ------------------------------------------------------
  End of year*                                                $ 1,594,076,530     $ 3,349,906,989     $4,779,998,963
-----------------------------------------------------------   ------------------------------------------------------
  * Includes accumulated undistributed net investment
     income                                                   $            --     $            --     $           --
___________________________________________________________   ______________________________________________________
===========================================================   ======================================================



NOTES TO FINANCIAL STATEMENTS

August 31, 2009

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the "Funds"). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.


52        SHORT-TERM INVESTMENTS TRUST

  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds' securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

        Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        The Funds may periodically participate in litigation related to each Fund's investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund's investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

        The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

        Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print, which is generally 45 days from the period-end date.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds' servicing agreements, that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. TREASURY GUARANTEE PROGRAM -- The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury's (the "Treasury Department") Temporary Guarantee Program for Money Market Funds (the "Program") as extended except as noted below. Under the Program, the Treasury Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of

53        SHORT-TERM INVESTMENTS TRUST
      liquidation is less than $0.995. On April 7, 2009, the Funds' Board approved Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio to participate in the final extension of the Program through September 18, 2009. The Program expired on September 18, 2009.

J. OTHER RISKS -- Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

        The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

        The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

        Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investments in municipal securities.

        There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

K. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The repurchase amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Advisor at an annual rate based on each Funds' average daily net assets as follows, respectively:

                                          FIRST $250     NEXT $250     OVER $500
                                            MILLION       MILLION       MILLION
--------------------------------------------------------------------------------
Liquid Assets Portfolio                      0.15%          0.15%         0.15%
--------------------------------------------------------------------------------
STIC Prime Portfolio                         0.15%          0.15%         0.15%
--------------------------------------------------------------------------------
Treasury Portfolio                           0.15%          0.15%         0.15%
--------------------------------------------------------------------------------
Government & Agency Portfolio                0.10%          0.10%         0.10%
--------------------------------------------------------------------------------
Government TaxAdvantage Portfolio            0.20%          0.15%         0.10%
--------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio              0.25%          0.25%         0.20%
--------------------------------------------------------------------------------




  Under the terms of a master sub-advisory agreement approved by shareholders of the Funds between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Funds, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Advisor(s).


54        SHORT-TERM INVESTMENTS TRUST

  Effective July 1, 2009, the Advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

                                                      PRIVATE       PERSONAL         CASH
                                  INSTITUTIONAL     INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
                                      CLASS            CLASS          CLASS          CLASS        CLASS        CLASS        CLASS
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                0.14%           0.44%          0.69%          0.22%         1.01%       0.34%         0.17%
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                   0.14%           0.44%          0.69%          0.22%         1.01%       0.30%         0.17%
-----------------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                     0.14%           0.44%          0.69%          0.22%         1.01%       0.30%         0.17%
-----------------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio          0.14%           0.44%          0.69%          0.22%         1.01%       0.30%         0.17%
-----------------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                            0.14%           0.39%          0.69%          0.22%         1.01%       0.30%         0.17%
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio        0.25%           0.50%          0.80%          0.33%         1.12%       0.41%         0.28%
-----------------------------------------------------------------------------------------------------------------------------------




  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Aim Distributors, Inc. ("IADI").

  Prior to July 1, 2009, the Advisor had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each Fund, except for Tax-Free Cash Reserve Portfolio which was limited to 0.22%, based on average daily net assets of such Fund, respectively.

  In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above:
(i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items or non-routine items, including payments to participate in the United States Treasury Temporary Guarantee Program; (v) expenses related to a merger or reorganization, as approved by the Funds' Board of Trustees; and (vi) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Funds may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Funds.

  For the year ended August 31, 2009, the Advisor waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Liquid Assets Portfolio                                    $13,047,959
----------------------------------------------------------------------
STIC Prime Portfolio                                         4,018,038
----------------------------------------------------------------------
Treasury Portfolio                                          12,248,387
----------------------------------------------------------------------
Government & Agency Portfolio                                  732,865
----------------------------------------------------------------------
Government TaxAdvantage Portfolio                              619,691
----------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                985,566
----------------------------------------------------------------------




  Further, Invesco Aim and/or IADI voluntarily waived fees and/or reimbursed expenses in order to increase the Fund's yields. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2009 are shown below:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT      RESERVE     RESOURCE     CORPORATE
                                              CLASS          CLASS          CLASS         CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                    $   12,515      $ 57,334       $     --      $ 81,725     $     --       $   --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                          275,838       481,150         23,643        47,778       38,288           --
---------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                          2,136,463       850,769        632,120       245,089      115,003        3,485
---------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                 369,950        29,259             --       510,768        4,245           --
---------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio              19,760        37,988          1,382        25,267        4,659           --
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                98,281        14,231         23,594        71,188       30,825          649
---------------------------------------------------------------------------------------------------------------------------




  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which each Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which each Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.


55        SHORT-TERM INVESTMENTS TRUST

  Under the terms of a master distribution agreement between Invesco Aim Distributors, Inc. ("IADI") and the Trust, IADI acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

  PRIVATE      PERSONAL        CASH
INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
   CLASS         CLASS         CLASS       CLASS       CLASS       CLASS
--------------------------------------------------------------------------
   0.50%         0.75%         0.10%        1.00%      0.20%        0.03%
--------------------------------------------------------------------------




  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

  IADI has contractually agreed through at least June 30, 2010, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
                                              CLASS          CLASS          CLASS        CLASS        CLASS        CLASS
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                       0.30%          0.55%          0.08%         0.87%       0.20%         0.03%
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                          0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                            0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                 0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio             0.25%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio               0.25%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------




  Pursuant to the agreement above, for the year ended August 31, 2009, IADI waived Plan fees of:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT      RESERVE     RESOURCE     CORPORATE
                                              CLASS          CLASS          CLASS         CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                    $1,424,462      $269,401      $  572,836     $ 64,268          N/A        N/A
---------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                        1,109,180       618,476         248,016       25,176      116,532        N/A
---------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                          3,231,856       683,542       2,337,815       60,350      208,374        N/A
---------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio               1,501,930        46,859         358,790      186,287      257,538        N/A
---------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio             111,175        33,517           4,454       10,337       11,013        N/A
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio               581,076        19,555         126,734       28,822       77,149        N/A
---------------------------------------------------------------------------------------------------------------------------




  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.


56        SHORT-TERM INVESTMENTS TRUST

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, August 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                 LEVEL 1         LEVEL 2         LEVEL 3          TOTAL
----------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio
  Short-term Investments                                           $--       $31,882,372,993       $--       $31,882,372,993
----------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio
  Short-term Investments                                            --         4,466,794,557        --         4,466,794,557
----------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio
  Short-term Investments                                            --        21,761,952,601        --        21,761,952,601
----------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio
  Short-term Investments                                            --        14,963,917,430        --        14,963,917,430
----------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio
  Short-term Investments                                            --           640,070,361        --           640,070,361
----------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio
  Short-term Investments                                            --         1,598,366,493        --         1,598,366,493
----------------------------------------------------------------------------------------------------------------------------



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2009, each Fund engaged in transactions with affiliates as listed below:

                                                 SECURITIES PURCHASES     SECURITIES SALES     NET REALIZED GAINS/(LOSSES)
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                             $2,779,039,971         $2,020,596,037                $     --
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                            --             28,327,644                 (23,999)
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                        4,999,972              5,000,000                      --
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                      2,169,309,982          3,217,754,042                      --
--------------------------------------------------------------------------------------------------------------------------



NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

  During the year ended August 31, 2009, the Funds in aggregate paid legal fees of $195,947 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (i) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco Aim, not to exceed the contractually agreed upon rate; or
(ii) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.


57        SHORT-TERM INVESTMENTS TRUST

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

TAX CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS PAID DURING THE YEARS ENDED AUGUST 31, 2009 AND 2008:

                                                                            2009                2008
                                                                      ORDINARY INCOME     ORDINARY INCOME
---------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                 $281,992,719        $986,825,699
---------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                      55,409,732         272,685,792
---------------------------------------------------------------------------------------------------------
Treasury Portfolio                                                        71,053,313         336,929,159
---------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                             65,040,671         132,995,480
---------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                          1,801,894          21,109,941
---------------------------------------------------------------------------------------------------------



TAX CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS PAID DURING THE YEAR ENDED AUGUST 31, 2009, THE PERIOD APRIL 1, 2008 THROUGH AUGUST 31, 2008 AND THE YEAR ENDED MARCH 31, 2008 WERE AS FOLLOWS:

                                                           YEAR ENDED       FIVE MONTHS ENDED        YEAR ENDED
                                                        AUGUST 31, 2009      AUGUST 31, 2008       MARCH 31, 2008
                                                        ORDINARY INCOME      ORDINARY INCOME      ORDINARY INCOME
                                                          -TAX-EXEMPT          -TAX-EXEMPT          -TAX-EXEMPT
-----------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                           $23,973,205          $28,410,124          $128,045,234
-----------------------------------------------------------------------------------------------------------------



TAX COMPONENTS OF NET ASSETS AT PERIOD-END:

                                    UNDISTRIBUTED    TEMPORARY BOOK/   CAPITAL LOSS   POST-OCTOBER        SHARES OF
                                   ORDINARY INCOME   TAX DIFFERENCES   CARRYFORWARD     DEFERRALS    BENEFICIAL INTEREST
------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio               $5,069,953       $(2,641,373)      $     --       $      --      $31,304,242,545
------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                   2,141,414        (1,057,052)            --              --        4,464,875,266
------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                     2,867,960        (1,139,809)            --        (431,373)      21,294,087,404
------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio            970,992          (451,004)            --              --       14,962,479,481
------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                              142,922           (86,100)            --              --          640,205,651
------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio          391,767          (391,767)       (25,886)        (17,029)       1,594,119,445
------------------------------------------------------------------------------------------------------------------------

                                      TOTAL NET
                                        ASSETS
--------------------------------------------------
Liquid Assets Portfolio            $31,306,671,125
--------------------------------------------------
STIC Prime Portfolio                 4,465,959,628
--------------------------------------------------
Treasury Portfolio                  21,295,384,182
--------------------------------------------------
Government & Agency Portfolio       14,962,999,469
--------------------------------------------------
Government TaxAdvantage
  Portfolio                            640,262,473
--------------------------------------------------
Tax-Free Cash Reserve Portfolio      1,594,076,530
--------------------------------------------------




  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The following Fund has a capital loss carryforward as of August 31, 2009 which expires as follows:

                                                               AUGUST 31, 2015     AUGUST 31, 2017     TOTAL*
-------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                     13,734              12,152         25,886
-------------------------------------------------------------------------------------------------------------



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2009, the following Funds had reclassification of permanent differences as listed below. These reclassifications had no effect on the net assets of each Fund.

                                                                  UNDISTRIBUTED NET       UNDISTRIBUTED NET
                                                                  INVESTMENT INCOME     REALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                $246,428               $(246,428)
------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                                      475,753                (475,753)
------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                            21,064                 (21,064)
------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                        35,202                 (35,202)
------------------------------------------------------------------------------------------------------------





58        SHORT-TERM INVESTMENTS TRUST

NOTE 9--SHARE INFORMATION

LIQUID ASSETS PORTFOLIO


                                                                                SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED                             YEAR ENDED
                                                                AUGUST 31, 2009(a)                       AUGUST 31, 2008
                                                       ------------------------------------   ------------------------------------
                                                            SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   115,210,746,376   $ 115,210,746,376    242,611,280,919   $ 242,611,280,919
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           5,348,698,563       5,348,698,563     15,741,392,603      15,741,392,603
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                          1,108,427,503       1,108,427,503        579,075,353         579,075,353
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  22,021,236,511      22,021,236,511     25,329,466,293      25,329,466,293
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             464,078,823         464,078,823        418,024,055         418,024,055
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          4,436,961,030       4,436,961,030      5,064,353,845       5,064,353,845
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        25,713,082,952      25,713,082,952     15,990,389,827      15,990,389,827
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                        92,389,548          92,389,548        315,840,903         315,840,903
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                               4,175,312           4,175,312         14,332,034          14,332,034
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                              1,019,143           1,019,143          2,213,082           2,213,082
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      19,297,845          19,297,845         74,242,103          74,242,103
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 423,816             423,816            987,190             987,190
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              9,417,843           9,417,843         31,419,191          31,419,191
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            11,816,258          11,816,258         10,728,123          10,728,123
==================================================================================================================================
Reacquired:
  Institutional Class                                  (119,606,311,487)   (119,606,311,487)  (236,441,927,382)   (236,441,927,382)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                          (5,479,702,739)     (5,479,702,739)   (15,765,976,280)    (15,765,976,280)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         (1,082,551,946)     (1,082,551,946)      (543,939,653)       (543,939,653)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                       (21,844,880,214)    (21,844,880,214)   (25,803,090,054)    (25,803,090,054)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (460,563,612)       (460,563,612)      (389,180,980)       (389,180,980)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (4,855,525,668)     (4,855,525,668)    (5,014,830,561)     (5,014,830,561)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       (22,136,016,335)    (22,136,016,335)   (14,146,133,523)    (14,146,133,523)
==================================================================================================================================
     Net increase (decrease) in share activity           (1,023,780,478)  $  (1,023,780,478)     8,078,667,088   $   8,078,667,088
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 17% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


59        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2009(a)                         AUGUST 31, 2008
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 12,290,583,897     $ 12,290,583,897      21,383,877,514     $ 21,383,877,514
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        3,931,182,671        3,931,182,671       6,609,152,463        6,609,152,463
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       3,996,774,649        3,996,774,649       5,521,580,502        5,521,580,502
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                4,111,368,752        4,111,368,752       6,200,992,322        6,200,992,322
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          229,777,763          229,777,763         629,801,275          629,801,275
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       1,256,286,686        1,256,286,686       1,868,876,942        1,868,876,942
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      1,622,091,750        1,622,091,750       2,194,033,150        2,194,033,150
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     10,313,548           10,313,548          41,300,601           41,300,601
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            2,693,226            2,693,226          14,603,803           14,603,803
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                           2,391,491            2,391,491          10,759,391           10,759,391
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    9,806,592            9,806,592          42,517,657           42,517,657
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              137,979              137,979             735,735              735,735
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,712,359            1,712,359          10,113,783           10,113,783
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          1,037,479            1,037,479           9,435,972            9,435,972
==================================================================================================================================
Reacquired:
  Institutional Class                                (15,032,103,983)     (15,032,103,983)    (19,599,613,048)     (19,599,613,048)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (4,204,773,678)      (4,204,773,678)     (6,555,735,854)      (6,555,735,854)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (4,223,838,556)      (4,223,838,556)     (5,536,226,513)      (5,536,226,513)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (4,793,389,253)      (4,793,389,253)     (6,803,830,896)      (6,803,830,896)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (286,335,170)        (286,335,170)       (595,736,042)        (595,736,042)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,517,112,547)      (1,517,112,547)     (1,966,576,757)      (1,966,576,757)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (1,878,437,462)      (1,878,437,462)     (2,430,731,739)      (2,430,731,739)
==================================================================================================================================
     Net increase (decrease) in share activity        (4,469,831,807)    $ (4,469,831,807)      1,049,330,261     $  1,049,330,261
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


60        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2009(a)                         AUGUST 31, 2008
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 51,181,133,777     $ 51,181,133,777      35,702,477,653     $ 35,702,477,653
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       13,590,064,578       13,590,064,578      12,408,071,616       12,408,071,616
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       2,462,023,476        2,462,023,476       3,848,088,844        3,848,088,844
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               49,522,914,925       49,522,914,925      43,463,616,238       43,463,616,238
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          327,457,354          327,457,354         293,150,353          293,150,353
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       2,023,916,969        2,023,916,969       2,414,003,153        2,414,003,153
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     24,071,126,166       24,071,126,166       9,474,545,118        9,474,545,118
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     13,766,545           13,766,545          41,928,037           41,928,037
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            1,355,282            1,355,282           6,962,558            6,962,558
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                             794,376              794,376           8,446,866            8,446,866
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    7,153,769            7,153,769          56,812,923           56,812,923
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               51,349               51,349             950,382              950,382
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,980,528            1,980,528           9,333,747            9,333,747
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          5,090,909            5,090,909          23,001,743           23,001,743
==================================================================================================================================
Reacquired:
  Institutional Class                                (50,951,926,883)     (50,951,926,883)    (34,411,229,247)     (34,411,229,247)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                      (12,477,333,091)     (12,477,333,091)    (12,511,848,191)     (12,511,848,191)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (2,722,184,361)      (2,722,184,361)     (3,800,075,036)      (3,800,075,036)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                    (45,588,371,686)     (45,588,371,686)    (38,797,233,344)     (38,797,233,344)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (334,167,404)        (334,167,404)       (327,471,831)        (327,471,831)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (2,289,702,388)      (2,289,702,388)     (2,169,863,789)      (2,169,863,789)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    (22,896,225,215)     (22,896,225,215)     (9,086,187,219)      (9,086,187,219)
==================================================================================================================================
     Net increase in share activity                    5,948,918,975     $  5,948,918,975       6,647,480,574     $  6,647,480,574
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 55% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


61        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2009(a)                         AUGUST 31, 2008
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 68,158,587,580     $ 68,158,587,580      39,421,527,465     $ 39,421,527,465
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        7,841,778,183        7,841,778,183       3,329,774,276        3,329,774,276
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         190,466,782          190,466,782         267,913,494          267,913,494
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               10,444,803,117       10,444,803,117       8,083,319,406        8,083,319,406
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          434,676,362          434,676,362         796,154,027          796,154,027
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       4,567,230,434        4,567,230,434       1,777,768,570        1,777,768,570
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      9,532,168,089        9,532,168,089       5,788,049,900        5,788,049,900
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     28,153,603           28,153,603          35,539,937           35,539,937
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            1,556,833            1,556,833           9,036,583            9,036,583
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                              34,041               34,041             300,434              300,434
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   10,189,620           10,189,620          30,877,868           30,877,868
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              398,039              398,039           2,051,959            2,051,959
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           2,237,117            2,237,117           6,546,978            6,546,978
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          2,892,316            2,892,316          10,452,613           10,452,613
==================================================================================================================================
Reacquired:
  Institutional Class                                (60,343,497,677)     (60,343,497,677)    (38,814,590,406)     (38,814,590,406)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (7,566,784,032)      (7,566,784,032)     (3,433,157,459)      (3,433,157,459)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                        (202,513,311)        (202,513,311)       (265,048,674)        (265,048,674)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (9,558,159,100)      (9,558,159,100)     (7,816,473,475)      (7,816,473,475)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (430,784,829)        (430,784,829)       (680,045,323)        (680,045,323)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (4,408,652,274)      (4,408,652,274)     (1,756,187,129)      (1,756,187,129)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (7,763,975,019)      (7,763,975,019)     (6,089,085,115)      (6,089,085,115)
==================================================================================================================================
     Net increase in share activity                   10,940,805,874     $ 10,940,805,874         704,725,929     $    704,725,929
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 38% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


62        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                             YEAR ENDED
                                                               AUGUST 31, 2009(a)                       AUGUST 31, 2008
                                                       ----------------------------------     ----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   2,232,883,956     $ 2,232,883,956      4,427,902,244     $ 4,427,902,244
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           274,551,140         274,551,140        472,405,429         472,405,429
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                          167,645,922         167,645,922        126,337,927         126,337,927
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    24,068,707          24,068,707        183,449,680         183,449,680
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            73,485,734          73,485,734        100,382,142         100,382,142
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           28,199,787          28,199,787        158,168,294         158,168,294
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             351,723             351,723         52,388,000          52,388,000
================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       1,279,524           1,279,524         14,691,932          14,691,932
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                               106,322             106,322            634,488             634,488
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                                   --                  --              6,420               6,420
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       139,970             139,970          2,206,800           2,206,800
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 1,093               1,093              7,655               7,655
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              120,734             120,734          1,745,022           1,745,022
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                 194                 194            182,654             182,654
================================================================================================================================
Reacquired:
  Institutional Class                                  (1,925,199,581)     (1,925,199,581)    (4,537,092,789)     (4,537,092,789)
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                          (272,277,253)       (272,277,253)      (475,821,153)       (475,821,153)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         (166,774,620)       (166,774,620)      (126,086,292)       (126,086,292)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                         (27,579,469)        (27,579,469)      (249,868,575)       (249,868,575)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (80,261,384)        (80,261,384)       (99,813,381)        (99,813,381)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (44,669,799)        (44,669,799)      (179,023,435)       (179,023,435)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            (351,812)           (351,812)       (52,570,164)        (52,570,164)
================================================================================================================================
     Net increase (decrease) in share activity            285,720,888     $   285,720,888       (179,767,102)    $  (179,767,102)
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


63        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                      SUMMARY OF SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------------------------------
                                                YEAR ENDED                          FIVE MONTHS ENDED                YEAR ENDED
                                            AUGUST 31, 2009(a)                       AUGUST 31, 2008               MARCH 31, 2008
                                    ----------------------------------     ----------------------------------     ---------------
                                        SHARES              AMOUNT             SHARES              AMOUNT              SHARES
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                7,425,779,177     $ 7,425,779,177      7,893,478,906     $ 7,893,478,906      29,180,701,441
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                        511,847,886         511,847,886        334,825,871         334,825,871         683,053,539
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                        13,445,479          13,445,479         32,787,412          32,787,412         147,256,006
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class              2,792,727,250       2,792,727,250      1,999,426,502       1,999,426,502       6,287,611,982
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                         27,969,701          27,969,701         82,462,913          82,462,913          89,382,790
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                       394,300,830         394,300,830        297,993,734         297,993,734       1,682,213,737
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                      763,229,887         763,229,887        400,391,562         400,391,562       1,492,840,952
=================================================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                    4,361,045           4,361,045          8,786,228           8,786,228          50,778,338
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                          1,750,991           1,750,991          1,483,611           1,483,611           4,943,626
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                            14,257              14,257             36,050              36,050              38,268
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                  6,129,570           6,129,570          5,430,385           5,430,385          14,407,512
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                            164,252             164,252            256,853             256,853             328,466
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                           896,000             896,000          1,076,175           1,076,175           8,318,683
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                          676,626             676,626            598,553             598,553             843,794
=================================================================================================================================
Reacquired:
  Institutional Class               (8,366,246,381)     (8,366,246,381)    (9,393,355,249)     (9,393,355,249)    (28,845,080,579)
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                       (608,096,771)       (608,096,771)      (284,785,425)       (284,785,425)       (623,791,849)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                       (46,189,189)        (46,189,189)       (27,144,786)        (27,144,786)       (146,499,731)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class             (3,334,320,791)     (3,334,320,791)    (1,898,722,853)     (1,898,722,853)     (6,233,600,807)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                        (56,426,572)        (56,426,572)      (100,385,146)       (100,385,146)        (41,655,857)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                      (527,615,619)       (527,615,619)      (279,947,365)       (279,947,365)     (1,829,209,987)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                     (760,205,770)       (760,205,770)      (504,838,622)       (504,838,622)     (1,507,207,217)
=================================================================================================================================
     Net increase (decrease) in
       share activity               (1,755,808,142)    $(1,755,808,142)    (1,430,144,691)    $(1,430,144,691)        415,673,107
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                    SUMMARY OF SHARE
                                        ACTIVITY
----------------------------------------------------
                                       YEAR ENDED
                                     MARCH 31, 2008
                                    ----------------
                                         AMOUNT
----------------------------------------------------
Sold:
  Institutional Class               $ 29,180,701,441
----------------------------------------------------
  Private Class                          683,053,539
----------------------------------------------------
  Personal Class                         147,256,006
----------------------------------------------------
  Cash Management Class                6,287,611,982
----------------------------------------------------
  Reserve Class                           89,382,790
----------------------------------------------------
  Resource Class                       1,682,213,737
----------------------------------------------------
  Corporate Class                      1,492,840,952
====================================================
Issued as reinvestment of
  dividends:
  Institutional Class                     50,778,338
----------------------------------------------------
  Private Class                            4,943,626
----------------------------------------------------
  Personal Class                              38,268
----------------------------------------------------
  Cash Management Class                   14,407,512
----------------------------------------------------
  Reserve Class                              328,466
----------------------------------------------------
  Resource Class                           8,318,683
----------------------------------------------------
  Corporate Class                            843,794
====================================================
Reacquired:
  Institutional Class                (28,845,080,579)
----------------------------------------------------
  Private Class                         (623,791,849)
----------------------------------------------------
  Personal Class                        (146,499,731)
----------------------------------------------------
  Cash Management Class               (6,233,600,807)
----------------------------------------------------
  Reserve Class                          (41,655,857)
----------------------------------------------------
  Resource Class                      (1,829,209,987)
----------------------------------------------------
  Corporate Class                     (1,507,207,217)
====================================================
     Net increase (decrease) in
       share activity               $    415,673,107
____________________________________________________
====================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


64        SHORT-TERM INVESTMENTS TRUST

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

                              CASH MANAGEMENT CLASS

                                                      NET GAINS
                                                       (LOSSES)
                             NET ASSET              ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                               VALUE,       NET         (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                             BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                             OF PERIOD    INCOME     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Year ended 08/31/09            $1.00       $0.01(b)     $ 0.00        $0.01      $(0.01)       $   --         $(0.01)       $1.00
Year ended 08/31/08             1.00        0.04(b)       0.00         0.04       (0.04)        (0.00)         (0.04)        1.00
Year ended 08/31/07             1.00        0.05          0.00         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06             1.00        0.04         (0.00)        0.04       (0.04)        (0.00)         (0.04)        1.00
Year ended 08/31/05             1.00        0.02         (0.00)        0.02       (0.02)           --          (0.02)        1.00
-----------------------------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Year ended 08/31/09             1.00        0.01(b)       0.00         0.01       (0.01)           --          (0.01)        1.00
Year ended 08/31/08             1.00        0.03(b)       0.00         0.03       (0.03)           --          (0.03)        1.00
Year ended 08/31/07             1.00        0.05            --         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06             1.00        0.04            --         0.04       (0.04)           --          (0.04)        1.00
Year ended 08/31/05             1.00        0.02            --         0.02       (0.02)           --          (0.02)        1.00
-----------------------------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Year ended 08/31/09             1.00        0.00(b)       0.00         0.00       (0.00)           --          (0.00)        1.00
Year ended 08/31/08             1.00        0.03(b)       0.00         0.03       (0.03)        (0.00)         (0.03)        1.00
Year ended 08/31/07             1.00        0.05          0.00         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06             1.00        0.04         (0.00)        0.04       (0.04)           --          (0.04)        1.00
Year ended 08/31/05             1.00        0.02          0.00         0.02       (0.02)        (0.00)         (0.02)        1.00
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Year ended 08/31/09             1.00        0.01(b)       0.00         0.01       (0.01)           --          (0.01)        1.00
Year ended 08/31/08             1.00        0.03(b)       0.00         0.03       (0.03)           --          (0.03)        1.00
Year ended 08/31/07             1.00        0.05          0.00         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06             1.00        0.04         (0.00)        0.04       (0.04)           --          (0.04)        1.00
Year ended 08/31/05             1.00        0.02         (0.00)        0.02       (0.02)           --          (0.02)        1.00
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Year ended 08/31/09             1.00        0.01(b)       0.00         0.01       (0.01)           --          (0.01)        1.00
Year ended 08/31/08             1.00        0.03(b)       0.00         0.03       (0.03)           --          (0.03)        1.00
Year ended 08/31/07             1.00        0.05          0.00         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06             1.00        0.04          0.00         0.04       (0.04)           --          (0.04)        1.00
Year ended 08/31/05             1.00        0.02          0.00         0.02       (0.02)           --          (0.02)        1.00
-----------------------------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Year ended 08/31/09             1.00        0.01(b)      (0.00)        0.01       (0.01)           --          (0.01)        1.00
Five months ended 08/31/08      1.00        0.01(b)       0.00         0.01       (0.01)           --          (0.01)        1.00
Year ended 03/31/08             1.00        0.03         (0.00)        0.03       (0.03)           --          (0.03)        1.00
Year ended 03/31/07             1.00        0.03            --         0.03       (0.03)           --          (0.03)        1.00
Year ended 03/31/06             1.00        0.02            --         0.02       (0.02)           --          (0.02)        1.00
Year ended 03/31/05             1.00        0.01            --         0.01       (0.01)           --          (0.01)        1.00
___________________________________________________________________________________________________________________________________
===================================================================================================================================

                                                            RATIO OF          RATIO OF
                                                            EXPENSES          EXPENSES
                                                           TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                                           NET ASSETS      ASSETS WITHOUT   INVESTMENT
                                          NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS       INCOME
                               TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE
                             RETURN(a)  (000S OMITTED)      ABSORBED          ABSORBED      NET ASSETS
-------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Year ended 08/31/09             1.22%     $ 3,194,408         0.24%(c)          0.31%(c)       1.09%(c)
Year ended 08/31/08             3.72        2,998,653         0.20              0.27           3.56
Year ended 08/31/07             5.29        3,397,869         0.20              0.28           5.17
Year ended 08/31/06             4.48        2,713,882         0.20              0.28           4.42
Year ended 08/31/05             2.42        3,409,326         0.20              0.29           2.36
-------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Year ended 08/31/09             0.81          914,099         0.25(c)           0.33(c)        0.85(c)
Year ended 08/31/08             3.55        1,586,211         0.20              0.28           3.38
Year ended 08/31/07             5.30        2,146,528         0.20              0.29           5.17
Year ended 08/31/06             4.51        1,378,964         0.20              0.29           4.45
Year ended 08/31/05             2.44          909,054         0.20              0.29           2.40
-------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Year ended 08/31/09             0.31       11,498,817         0.22(c)           0.30(c)        0.30(c)
Year ended 08/31/08             2.85        7,556,878         0.20              0.28           2.58
Year ended 08/31/07             5.08        2,833,734         0.20              0.29           4.95
Year ended 08/31/06             4.29        1,357,547         0.20              0.30           4.19
Year ended 08/31/05             2.29        1,780,680         0.20              0.30           2.25
-------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Year ended 08/31/09             0.65        1,924,916         0.22(c)           0.25(c)        0.52(c)
Year ended 08/31/08             3.34        1,028,040         0.20              0.24           3.20
Year ended 08/31/07             5.22          730,316         0.20              0.25           5.10
Year ended 08/31/06             4.41          656,356         0.20              0.26           4.37
Year ended 08/31/05             2.36          653,382         0.20              0.27           2.34
-------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Year ended 08/31/09             0.51           25,731         0.22(c)           0.40(c)        0.44(c)
Year ended 08/31/08             3.19           29,100         0.20              0.34           3.22
Year ended 08/31/07             5.12           93,310         0.20              0.40           5.00
Year ended 08/31/06             4.33           32,251         0.20              0.47           4.23
Year ended 08/31/05             2.31           34,654         0.20              0.51           2.32
-------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Year ended 08/31/09             0.83          360,427         0.35(c)           0.41(c)        0.96(c)
Five months ended 08/31/08      0.69          895,899         0.30(d)           0.35(d)        1.68(d)
Year ended 03/31/08             3.19          789,753         0.30              0.35           3.15
Year ended 03/31/07             3.33          721,351         0.30              0.35           3.28
Year ended 03/31/06             2.45          683,659         0.30              0.37           2.41
Year ended 03/31/05             1.16          725,124         0.30              0.37           1.16
_______________________________________________________________________________________________________
=======================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)  Calculated using average shares outstanding.
(c) Ratios are based on average daily net assets (000's omitted) of $2,864,181, $1,240,081, $11,689,077, $1,793,949, $22,267 and $633,670 for Liquid Assets
     Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)  Annualized.


65        SHORT-TERM INVESTMENTS TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees and Cash Management Class
Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Cash Management Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the "Trust") at August 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods then ended and the Cash Management Class financial highlights for each of the periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. For Tax-Free Cash Reserve Portfolio, the Cash Management Class financial highlights for the period ended March 31, 2005 were audited by another independent registered public accounting firm whose report dated May 18, 2005 expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

October 16, 2009
Houston, Texas



66        SHORT-TERM INVESTMENTS TRUST

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder in the Cash Management Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2009 through August 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


----------------------------------------------------------------------------------------------------------------
                                                                                 HYPOTHETICAL
                                                                           (5% ANNUAL RETURN BEFORE
                                                        ACTUAL                     EXPENSES)
                                              ------------------------------------------------------
                                 BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                               ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
    CASH MANAGEMENT CLASS        (03/01/09)   (08/31/09)(1)  PERIOD(2,4)    (08/31/09)   PERIOD(2,5)   RATIO(3)
----------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio          $1,000.00      $1,002.60       $1.16       $1,024.05       $1.17        0.23%
----------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio              1,000.00       1,000.80        1.31        1,023.89        1.33        0.26
----------------------------------------------------------------------------------------------------------------
Treasury Portfolio                1,000.00       1,000.40        1.06        1,024.15        1.07        0.21
----------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio     1,000.00       1,001.10        1.06        1,024.15        1.07        0.21
----------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                       1,000.00       1,000.80        1.06        1,024.15        1.07        0.21
----------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve
  Portfolio                       1,000.00       1,000.90        1.82        1,023.39        1.84        0.36
----------------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Funds for the period March 1, 2009 through August 31, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
(3) Effective July 1, 2009, the Fund's advisor has contractually agreed, through at least June 30, 2010 to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses to 0.22% (after 12b-1 fee waivers) for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and 0.33% (after 12b-1 fee waivers) for Tax-Free Cash Reserve Portfolio. In addition, effective May 1, 2009 for Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and effective September 19, 2009 for Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio, participation in the United States Treasury Temporary Guarantee Program (the "Program") ended with the Program's final expiration date. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.22%, 0.22% and 0.32% for Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio, respectively. Restated annualized expense ratios for Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio remained the same.
(4) The actual expenses paid restated as if the changes discussed above in footnote 3 had been in effect throughout the entire most recent fiscal half year are $1.11, $1.11 and $1.61 for Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio, respectively. Restated actual expenses paid for Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio remained the same.
(5) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical expenses paid restated as if the changes discussed above in footnote 3 had been in effect throughout the entire most recent fiscal half year period are $1.12, $1.12 and $1.63 for Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio, respectively. Restated hypothetical expenses paid for Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio remained the same.


67        SHORT-TERM INVESTMENTS TRUST

------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
(LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO, GOVERNMENT & AGENCY PORTFOLIO,
GOVERNMENT TAXADVANTAGE PORTFOLIO AND TAX-FREE CASH RESERVE PORTFOLIO)

The Board of Trustees (the Board) of         strategies and limitations of these funds.   the year as part of their ongoing
Short-Term Investments Trust (the Trust)                                                  oversight of such Fund, and did not
is required under the Investment Company        In addition to their meetings             identify any particular factor that was
Act of 1940 to approve annually the          throughout the year, the Sub-Committees      controlling. Each Trustee may have
renewal of each series portfolio of the      meet at designated contract renewal          evaluated the information provided
Trust's (each, a Fund) investment advisory   meetings each year to conduct an in-depth    differently from another Trustee and
agreement with Invesco Aim Advisors, Inc.    review of the performance, fees, expenses,   attributed different weight to the various
(Invesco Aim) and the Master Intergroup      and other matters related to their           factors. The Trustees recognized that the
Sub-Advisory Contract for Mutual Funds       assigned funds. During the contract          advisory arrangements and resulting
(the sub-advisory contracts) with Invesco    renewal process, the Trustees receive        advisory fees for each Fund and the other
Asset Management Deutschland GmbH, Invesco   comparative performance and fee data         AIM Funds are the result of years of
Asset Management Limited, Invesco Asset      regarding the AIM Funds prepared by an       review and negotiation between the
Management (Japan) Limited, Invesco          independent company, Lipper, Inc.            Trustees and Invesco Aim, that the
Australia Limited, Invesco Global Asset      (Lipper), under the direction and            Trustees may focus to a greater extent on
Management (N.A.), Inc., Invesco Hong Kong   supervision of the Senior Officer who        certain aspects of these arrangements in
Limited, Invesco Institutional (N.A.),       also prepares a separate analysis of this    some years than in others, and that the
Inc., Invesco Senior Secured Management,     information for the Trustees. Each           Trustees' deliberations and conclusions in
Inc. and Invesco Trimark Ltd.                Sub-Committee then makes recommendations     a particular year may be based in part on
(collectively, the Affiliated                to the Investments Committee regarding the   their deliberations and conclusions
Sub-Advisers). During contract renewal       fees and expenses of their assigned funds.   regarding these same arrangements
meetings held on June 16-17, 2009, the       The Investments Committee considers each     throughout the year and in prior years.
Board as a whole, and the disinterested or   Sub-Committee's recommendations and makes
"independent" Trustees voting separately,    its own recommendations regarding the fees      The discussion below serves as a
approved the continuance of each Fund's      and expenses of the AIM Funds to the full    summary of the Senior Officer's
investment advisory agreement and the        Board. The Investments Committee also        independent written evaluation with
sub-advisory contracts for another year,     considers each Sub-Committee's               respect to each Fund's investment advisory
effective July 1, 2009. In doing so, the     recommendations in making its annual         agreement as well as a discussion of the
Board determined that each Fund's            recommendation to the Board whether to       material factors and related conclusions
investment advisory agreement and            approve the continuance of each AIM Fund's   that formed the basis for the Board's
sub-advisory contracts are in the best       investment advisory agreement and            approval of each Fund's investment
interests of the Fund and its shareholders   sub-advisory contracts for another year.     advisory agreement and sub-advisory
and that the compensation to Invesco Aim                                                  contracts. Unless otherwise stated,
and the Affiliated Sub-Advisers under each      The independent Trustees met separately   information set forth below is as of June
Fund's investment advisory agreement and     during their evaluation of each Fund's       17, 2009, and does not reflect any changes
sub-advisory contracts is fair and           investment advisory agreement and            that may have occurred since that date,
reasonable.                                  sub-advisory contracts with independent      including but not limited to changes to a
                                             legal counsel. The independent Trustees      Fund's performance, advisory fees, expense
THE BOARD'S FUND EVALUATION PROCESS          were also assisted in their annual           limitations and/or fee waivers.
                                             evaluation of each Fund's investment
The Board's Investments Committee has        advisory agreement by the Senior Officer.    FACTORS AND CONCLUSIONS AND SUMMARY OF
established three Sub-Committees that are    One responsibility of the Senior Officer     INDEPENDENT WRITTEN FEE EVALUATION
responsible for overseeing the management    is to manage the process by which the AIM
of a number of the series portfolios of      Funds' proposed management fees are             A. Nature, Extent and Quality of
the AIM Funds. This SubCommittee structure   negotiated during the annual contract              Services Provided by Invesco Aim
permits the Trustees to focus on the         renewal process to ensure that they are
performance of the AIM Funds that have       negotiated in a manner that is at arms'      The Board reviewed the advisory services
been assigned to them. The Sub-Committees    length and reasonable. Accordingly, the      provided to each Fund by Invesco Aim under
meet throughout the year to review the       Senior Officer must either supervise a       the Fund's investment advisory agreement,
performance of their assigned funds, and     competitive bidding process or prepare an    the performance of Invesco Aim in
the Sub-Committees review monthly and        independent written evaluation. The Senior   providing these services, and the
quarterly comparative performance            Officer recommended that an independent      credentials and experience of the officers
information and periodic asset flow data     written evaluation be provided and, at the   and employees of Invesco Aim who provide
for their assigned funds. These materials    direction of the Board, prepared an          these services. The Board's review of the
are prepared under the direction and         independent written evaluation.              qualifications of Invesco Aim to provide
supervision of the independent Senior                                                     these services included the Board's
Officer, an officer of the AIM Funds who        During the annual contract renewal        consideration of Invesco Aim's portfolio
reports directly to the independent          process, the Board considered the factors    and product review process, various back
Trustees. Over the course of each year,      discussed below in evaluating the fairness   office support functions provided by
the Sub-Committees meet with portfolio       and reasonableness of each Fund's            Invesco Aim and its affiliates, and
managers for their assigned funds and        investment advisory agreement and            Invesco Aim's equity and fixed income
other members of management and review       sub-advisory contracts. The Board            trading operations. The Board concluded
with these individuals the performance,      considered all of the information provided   that the nature, extent and quality of the
investment objective(s), policies,           to them, including information provided at   advisory services provided to each Fund by
                                             their meetings throughout                    Invesco Aim are appropriate and that
                                                                                          Invesco Aim currently is providing
                                                                                          satisfactory


68   SHORT-TERM INVESTMENTS TRUST                                                                                          continued

advisory services in accordance with the     utilize the additional resources and         above the performance of the Index for the
terms of each Fund's investment advisory     talent of the Affiliated Sub-Advisers in     five year period. Although the independent
agreement. In addition, based on their       managing each Fund.                          written evaluation of the Fund's Senior
ongoing meetings throughout the year with                                                 Officer only considered Fund performance
each Fund's portfolio manager or managers,      C. Fund Performance                       through the most recent calendar year, the
the Board concluded that these individuals                                                Board also reviewed more recent Fund
are competent and able to continue to        The Board considered fund performance as a   performance and this review did not change
carry out their responsibilities under the   relevant factor in considering whether to    their conclusions. The Board noted that,
Fund's investment advisory agreement.        approve the investment advisory agreement    in response to the Board's focus on fund
                                             as well as the sub-advisory contracts for    performance, Invesco Aim has taken a
   In determining whether to continue each   each Fund, as Invesco Institutional          number of actions intended to improve the
Fund's investment advisory agreement, the    currently manages assets of each Fund.       investment process for the funds.
Board considered the prior relationship
between Invesco Aim and the Fund, as well    LIQUID ASSETS PORTFOLIO                      TREASURY PORTFOLIO
as the Board's knowledge of Invesco Aim's
operations, and concluded that it is         The Board compared the Fund's performance    The Board compared the Fund's performance
beneficial to maintain the current           during the past one, three and five          during the past one, three and five
relationship, in part, because of such       calendar years to the performance of all     calendar years to the performance of all
knowledge. The Board also considered the     funds in the Lipper performance universe     funds in the Lipper performance universe
steps that Invesco Aim and its affiliates    that are not managed by Invesco Aim or an    that are not managed by Invesco Aim or an
continue to take to improve the quality      Affiliated Sub-Adviser and against the       Affiliated Sub-Adviser and against the
and efficiency of the services they          Lipper Institutional Money Market Funds      Lipper Institutional U.S. Treasury Money
provide to the AIM Funds in the areas of     Index. The Board noted that the Fund's       Market Funds Index. The Board noted that
investment performance, product line         performance was in the first quintile of     the Fund's performance was in the first
diversification, distribution, fund          its performance universe for the one,        quintile of its performance universe for
operations, shareholder services and         three and five year periods (the first       the one, three and five year periods (the
compliance. The Board concluded that the     quintile being the best performing funds     first quintile being the best performing
quality and efficiency of the services       and the fifth quintile being the worst       funds and the fifth quintile being the
Invesco Aim and its affiliates provide to    performing funds). The Board noted that      worst performing funds). The Board noted
the AIM Funds in each of these areas         the Fund's performance was above the         that the Fund's performance was above the
support the Board's approval of the          performance of the Index for the one,        performance of the Index for the one,
continuance of each Fund's investment        three and five year periods. Although the    three and five year periods. Although the
advisory agreement.                          independent written evaluation of the        independent written evaluation of the
                                             Fund's Senior Officer only considered Fund   Fund's Senior Officer only considered Fund
   B. Nature, Extent and Quality of          performance through the most recent          performance through the most recent
      Services Provided by Affiliated        calendar year, the Board also reviewed       calendar year, the Board also reviewed
      Sub-Advisers                           more recent Fund performance and this        more recent Fund performance and this
                                             review did not change their conclusions.     review did not change their conclusions.
The Board reviewed the services provided     The Board noted that, in response to the     The Board noted that, in response to the
by the Affiliated Sub-Advisers under the     Board's focus on fund performance, Invesco   Board's focus on fund performance, Invesco
sub-advisory contracts and the credentials   Aim has taken a number of actions intended   Aim has taken a number of actions intended
and experience of the officers and           to improve the investment process for the    to improve the investment process for the
employees of the Affiliated Sub-Advisers     funds.                                       funds.
who provide these services. The Board
concluded that the nature, extent and        STIC PRIME PORTFOLIO                         GOVERNMENT & AGENCY PORTFOLIO
quality of the services provided by the
Affiliated Sub-Advisers are appropriate.     The Board compared the Fund's performance    The Board compared the Fund's performance
The Board noted that the Affiliated          during the past one, three and five          during the past one, three and five
Sub-Advisers, which have offices and         calendar years to the performance of all     calendar years to the performance of all
personnel that are geographically            funds in the Lipper performance universe     funds in the Lipper performance universe
dispersed in financial centers around the    that are not managed by Invesco Aim or an    that are not managed by Invesco Aim or an
world, can provide research and other        Affiliated Sub-Adviser and against the       Affiliated Sub-Adviser and against the
information and make recommendations on      Lipper Institutional Money Market Funds      Lipper Institutional U.S. Government Money
the markets and economies of various         Index. The Board noted that the Fund's       Market Funds Index. The Board noted that
countries and securities of companies        performance was in the third quintile of     the Fund's performance was in the second
located in such countries or on various      its performance universe for the one year    quintile for the one year period and in
types of investments and investment          period, the second quintile for the three    the first quintile of its performance
techniques. The Board noted that             year period, and the first quintile for      universe for the three and five year
investment decisions for each Fund are       the five year period (the first quintile     periods (the first quintile being the best
made by Invesco Institutional (N.A.), Inc.   being the best performing funds and the      performing funds and the fifth quintile
(Invesco Institutional). The Board           fifth quintile being the worst performing    being the worst performing funds). The
concluded that the sub-advisory contracts    funds). The Board noted that the Fund's      Board noted that the Fund's performance
benefit each Fund and its shareholders by    performance was below the performance of     was above the performance of the Index for
permitting Invesco Aim to                    the Index for the one and three year         the one, three and five
                                             periods, and


69   SHORT-TERM INVESTMENTS TRUST                                                                                          continued

year periods. Although the independent       the Fund's performance was below the         management of the separately managed
written evaluation of the Fund's Senior      performance of the Index for the one year    accounts/wrap accounts by Invesco
Officer only considered Fund performance     period and above the performance of the      Institutional involves different levels of
through the most recent calendar year, the   Index for the three and five year periods.   services, different operational and
Board also reviewed more recent Fund         Although the independent written             regulatory requirements and different
performance and this review did not change   evaluation of the Fund's Senior Officer      business considerations than Invesco Aim's
their conclusions. The Board noted that,     only considered Fund performance through     and Invesco Institutional's management of
in response to the Board's focus on fund     the most recent calendar year, the Board     the Fund. The Board concluded that these
performance, Invesco Aim has taken a         also reviewed more recent Fund performance   differences are appropriately reflected in
number of actions intended to improve the    and this review did not change their         the fee structure for the Fund.
investment process for the funds.            conclusions. The Board noted that, in
                                             response to the Board's focus on fund           The Board noted that Invesco Aim
GOVERNMENT TAXADVANTAGE PORTFOLIO            performance, Invesco Aim has taken a         contractually agreed to continue to waive
                                             number of actions intended to improve the    fees and/or limit expenses of the Fund
The Board compared the Fund's performance    investment process for the funds.            through at least June 30, 2010 in an
during the past one, three and five                                                       amount necessary to limit total annual
calendar years to the performance of all        D. Advisory and Sub-Advisory Fees and     operating expenses to a specified
funds in the Lipper performance universe           Fee Waivers                            percentage of average daily net assets for
that are not managed by Invesco Aim or an                                                 each class of the Fund. The Board noted
Affiliated Sub-Adviser and against the       LIQUID ASSETS PORTFOLIO                      that the specified percentage before the
Lipper Institutional U.S. Government Money                                                waiver becomes effective has been
Market Funds Index. The Board noted that     The Board compared the Fund's contractual    increased effective July 1, 2009, and that
the Fund's performance was in the third      advisory fee rate to the contractual         the waiver will have a smaller impact on
quintile of its performance universe for     advisory fee rates of funds in the Fund's    expenses during the coming year.
the one year period and the second           Lipper expense group that are not managed
quintile for the three and five year         by Invesco Aim or an Affiliated                 The Board also considered the services
periods (the first quintile being the best   Sub-Adviser at a common asset level. The     provided by the Affiliated Sub-Advisers
performing funds and the fifth quintile      Board noted that the Fund's contractual      pursuant to the sub-advisory contracts and
being the worst performing funds). The       advisory fee rate was below the median       the services provided by Invesco Aim
Board noted that the Fund's performance      contractual advisory fee rate of funds in    pursuant to the Fund's advisory agreement,
was below the performance of the Index for   its expense group. The Board also reviewed   as well as the allocation of fees between
the one and three year periods, and above    the methodology used by Lipper in            Invesco Aim and the Affiliated
the performance of the Index for the five    determining contractual fee rates, which     Sub-Advisers pursuant to the sub-advisory
year period. Although the independent        includes using audited financial data from   contracts. The Board noted that the
written evaluation of the Fund's Senior      the most recent annual report of each fund   sub-advisory fees have no direct effect on
Officer only considered Fund performance     in the expense group that was publicly       the Fund or its shareholders, as they are
through the most recent calendar year, the   available as of the end of the past          paid by Invesco Aim to the Affiliated
Board also reviewed more recent Fund         calendar year. The Board noted that some     Sub-Advisers, and that Invesco Aim and the
performance and this review did not change   comparative data was at least one year old   Affiliated Sub-Advisers are affiliates.
their conclusions. The Board noted that,     and that other data did not reflect the
in response to the Board's focus on fund     market downturn that occurred in the            After taking account of the Fund's
performance, Invesco Aim has taken a         fourth quarter of 2008.                      contractual advisory fee rate, the
number of actions intended to improve the                                                 contractual sub-advisory fee rate, the
investment process for the funds.               The Board also compared the Fund's        comparative advisory fee information
                                             effective fee rate (the advisory fee after   discussed above, the expense limitations
TAX-FREE CASH RESERVE PORTFOLIO              any advisory fee waivers and before any      and other relevant factors, the Board
                                             expense limitations/waivers) to the          concluded that the Fund's advisory and
The Board compared the Fund's performance    advisory fee rates of other domestic         sub-advisory fees are fair and reasonable.
during the past one, three and five          clients of Invesco Aim and its affiliates
calendar years to the performance of all     with investment strategies comparable to     STIC PRIME PORTFOLIO
funds in the Lipper performance universe     those of the Fund, including one mutual
that are not managed by Invesco Aim or an    fund advised by Invesco Aim and              The Board compared the Fund's contractual
Affiliated Sub-Adviser and against the       sub-advised by Invesco Institutional. The    advisory fee rate to the contractual
Lipper Institutional Tax-Exempt Money        Board noted that the Fund's rate was the     advisory fee rates of funds in the Fund's
Market Funds Index. The Board noted that     same as the effective fee rate of the        Lipper expense group that are not managed
the Fund's performance was in the third      other mutual fund.                           by Invesco Aim or an Affiliated
quintile of its performance universe for                                                  Sub-Adviser at a common asset level. The
the one year period and the second              Additionally, the Board compared the      Board noted that the Fund's contractual
quintile for the three and five year         Fund's sub-advisory fee rate to the          advisory fee rate was below the median
periods (the first quintile being the best   effective fee rates of several separately    contractual advisory fee rate of funds in
performing funds and the fifth quintile      managed accounts/wrap accounts sub-advised   its expense group. The Board also reviewed
being the worst performing funds). The       by Invesco Institutional. The Board noted    the methodology used by Lipper in
Board noted that                             that the Fund's sub-advisory fee rate was    determining contractual fee rates, which
                                             below the rates for the separately managed   includes using audited financial data from
                                             accounts/wrap accounts. The Board            the most recent annual report of each fund
                                             considered that                              in the expense group that was publicly
                                                                                          available as of the


70   SHORT-TERM INVESTMENTS TRUST                                                                                          continued

end of the past calendar year. The Board        After taking account of the Fund's           After taking account of the Fund's
noted that some comparative data did not     contractual advisory fee rate, the           contractual advisory fee rate, the
reflect the market downturn that occurred    contractual sub-advisory fee rate, the       contractual sub-advisory fee rate, the
in the fourth quarter of 2008.               comparative advisory fee information         expense limitations and other relevant
                                             discussed above, the expense limitations     factors, the Board concluded that the
   The Board also compared the Fund's        and other relevant factors, the Board        Fund's advisory and sub-advisory fees are
effective fee rate (the advisory fee after   concluded that the Fund's advisory and       fair and reasonable.
any advisory fee waivers and before any      sub-advisory fees are fair and reasonable.
expense limitations/waivers) to the                                                       GOVERNMENT & AGENCY PORTFOLIO
advisory fee rates of other domestic         TREASURY PORTFOLIO
clients of Invesco Aim and its affiliates                                                 The Board compared the Fund's contractual
with investment strategies comparable to     The Board compared the Fund's contractual    advisory fee rate to the contractual
those of the Fund, including one mutual      advisory fee rate to the contractual         advisory fee rates of funds in the Fund's
fund advised by Invesco Aim and              advisory fee rates of funds in the Fund's    Lipper expense group that are not managed
sub-advised by Invesco Institutional. The    Lipper expense group that are not managed    by Invesco Aim or an Affiliated
Board noted that the Fund's rate was the     by Invesco Aim or an Affiliated              Sub-Adviser at a common asset level. The
same as the effective fee rate of the        Sub-Adviser at a common asset level. The     Board noted that the Fund's contractual
other mutual fund.                           Board noted that the Fund's contractual      advisory fee rate was below the median
                                             advisory fee rate was below the median       contractual advisory fee rate of funds in
   Additionally, the Board compared the      contractual advisory fee rate of funds in    its expense group. The Board also reviewed
Fund's sub-advisory fee rate to the          its expense group. The Board also reviewed   the methodology used by Lipper in
effective fee rates of several separately    the methodology used by Lipper in            determining contractual fee rates, which
managed accounts/wrap accounts sub-advised   determining contractual fee rates, which     includes using audited financial data from
by Invesco Institutional. The Board noted    includes using audited financial data from   the most recent annual report of each fund
that the Fund's sub-advisory fee rate        the most recent annual report of each fund   in the expense group that was publicly
below the rate for the separately managed    in the expense group that was publicly       available as of the end of the past
accounts/wrap accounts. The Board            available as of the end of the past          calendar year. The Board noted that some
considered that management of the            calendar year. The Board noted that some     comparative data was at least one year old
separately managed accounts/wrap accounts    comparative data was at least one year old   and that other data did not reflect the
by Invesco Institutional involves            and that other data did not reflect the      market downturn that occurred in the
different levels of services, different      market downturn that occurred in the         fourth quarter of 2008.
operational and regulatory requirements      fourth quarter of 2008. The Board noted
and different business considerations than   that neither Invesco Aim nor its                The Board also compared the Fund's
Invesco Aim's and Invesco Institutional's    affiliates serve as an adviser to other      effective fee rate (the advisory fee after
management of the Fund. The Board            domestic mutual funds or other domestic      any advisory fee waivers and before any
concluded that these differences are         clients with investment strategies           expense limitations/waivers) to the
appropriately reflected in the fee           comparable to those of the Fund.             advisory fee rates of other domestic
structure for the Fund.                                                                   clients of Invesco Aim and its affiliates
                                                The Board noted that Invesco Aim          with investment strategies comparable to
   The Board noted that Invesco Aim          contractually agreed to continue to waive    those of the Fund, including one mutual
contractually agreed to continue to waive    fees and/or limit expenses of the Fund       fund advised by Invesco Aim and
fees and/or limit expenses of the Fund       through at least June 30, 2010 in an         sub-advised by Invesco Institutional. The
through at least June 30, 2010 in an         amount necessary to limit total annual       Board noted that the Fund's rate was below
amount necessary to limit total annual       operating expenses to a specified            the effective fee rate for the other
operating expenses to a specified            percentage of average daily net assets for   mutual fund.
percentage of average daily net assets for   each class of the Fund. The Board noted
each class of the Fund. The Board noted      that the specified percentage before the        The Board noted that Invesco Aim has
that the specified percentage before the     waiver becomes effective has been            contractually agreed to continue to waive
waiver becomes effective has been            increased effective July 1, 2009, and that   fees and/or limit expenses of the Fund
increased effective July 1, 2009, and that   the waiver will have a smaller impact on     through at least June 30, 2010 in an
the waiver will have a smaller impact on     expenses during the coming year.             amount necessary to limit total annual
expenses during the coming year.                                                          operating expenses to a specified
                                                The Board also considered the services    percentage of average daily net assets for
   The Board also considered the services    provided by the Affiliated Sub-Advisers      each class of the Fund. The Board noted
provided by the Affiliated Sub-Advisers      pursuant to the sub-advisory contracts and   that the specified percentage before the
pursuant to the sub-advisory contracts and   the services provided by Invesco Aim         waiver becomes effective has been
the services provided by Invesco Aim         pursuant to the Fund's advisory agreement,   increased effective July 1, 2009, and at
pursuant to the Fund's advisory agreement,   as well as the allocation of fees between    the current expense ratio for the Fund the
as well as the allocation of fees between    Invesco Aim and the Affiliated               waiver will not have any impact.
Invesco Aim and the Affiliated               Sub-Advisers pursuant to the sub-advisory
Sub-Advisers pursuant to the sub-advisory    contracts. The Board noted that the             The Board also considered the services
contracts. The Board noted that the          sub-advisory fees have no direct effect on   provided by the Affiliated Sub-Advisers
sub-advisory fees have no direct effect on   the Fund or its shareholders, as they are    pursuant to the sub-advisory contracts and
the Fund or its shareholders, as they are    paid by Invesco Aim to the Affiliated        the services provided by Invesco Aim
paid by Invesco Aim to the Affiliated        Sub-Advisers, and that Invesco Aim and the   pursuant to the Fund's advisory agreement,
Sub-Advisers, and that Invesco Aim and the   Affiliated Sub-Advisers are affiliates.      as well as the allocation of fees between
Affiliated Sub-Advisers are affiliates.                                                   Invesco Aim and the Affiliated


71   SHORT-TERM INVESTMENTS TRUST                                                                                          continued

Sub-Advisers pursuant to the sub-advisory       The Board also considered the services       The Board also considered the services
contracts. The Board noted that the          provided by the Affiliated Sub-Advisers      provided by the Affiliated Sub-Advisers
sub-advisory fees have no direct effect on   pursuant to the sub-advisory contracts and   pursuant to the sub-advisory contracts and
the Fund or its shareholders, as they are    the services provided by Invesco Aim         the services provided by Invesco Aim
paid by Invesco Aim to the Affiliated        pursuant to the Fund's advisory agreement,   pursuant to the Fund's advisory agreement,
Sub-Advisers, and that Invesco Aim and the   as well as the allocation of fees between    as well as the allocation of fees between
Affiliated Sub-Advisers are affiliates.      Invesco Aim and the Affiliated               Invesco Aim and the Affiliated
                                             Sub-Advisers pursuant to the sub-advisory    Sub-Advisers pursuant to the sub-advisory
   After taking account of the Fund's        contracts. The Board noted that the          contracts. The Board noted that the
contractual advisory fee rate, the           sub-advisory fees have no direct effect on   sub-advisory fees have no direct effect on
contractual sub-advisory fee rate, the       the Fund or its shareholders, as they are    the Fund or its shareholders, as they are
comparative advisory fee information         paid by Invesco Aim to the Affiliated        paid by Invesco Aim to the Affiliated
discussed above and other relevant           Sub-Advisers, and that Invesco Aim and the   Sub-Advisers, and that Invesco Aim and the
factors, the Board concluded that the        Affiliated Sub-Advisers are affiliates.      Affiliated Sub-Advisers are affiliates.
Fund's advisory and sub-advisory fees are
fair and reasonable.                            After taking account of the Fund's           After taking account of the Fund's
                                             contractual advisory fee rate, the           contractual advisory fee rate, the
GOVERNMENT TAXADVANTAGE PORTFOLIO            contractual sub-advisory fee rate, the       contractual sub-advisory fee rate, the
                                             comparative advisory fee information         expense limitations and other relevant
The Board compared the Fund's contractual    discussed above, the expense limitations     factors, the Board concluded that the
advisory fee rate to the contractual         and other relevant factors, the Board        Fund's advisory and sub-advisory fees are
advisory fee rates of funds in the Fund's    concluded that the Fund's advisory and       fair and reasonable.
Lipper expense group that are not managed    sub-advisory fees are fair and reasonable.
by Invesco Aim or an Affiliated                                                              E. Economies of Scale and Breakpoints
Sub-Adviser at a common asset level. The     TAX-FREE CASH RESERVE PORTFOLIO
Board noted that the Fund's contractual                                                   LIQUID ASSETS PORTFOLIO, STIC PRIME
advisory fee rate was below the median       The Board compared the Fund's contractual    PORTFOLIO, TREASURY PORTFOLIO AND
contractual advisory fee rate of funds in    advisory fee rate to the contractual         GOVERNMENT & AGENCY PORTFOLIO
its expense group. The Board also reviewed   advisory fee rates of funds in the Fund's
the methodology used by Lipper in            Lipper expense group that are not managed    The Board considered the extent to which
determining contractual fee rates, which     by Invesco Aim or an Affiliated              there are economies of scale in the
includes using audited financial data from   Sub-Adviser at a common asset level. The     provision of advisory services to each
the most recent annual report of each fund   Board noted that the Fund's contractual      Fund. The Board also considered whether
in the expense group that was publicly       advisory fee rate was below the median       each Fund benefits from such economies of
available as of the end of the past          contractual advisory fee rate of funds in    scale through contractual breakpoints in
calendar year. The Board noted that some     its expense group. The Board also reviewed   each Fund's advisory fee schedule. The
comparative data was at least one year old   the methodology used by Lipper in            Board noted that each Fund's contractual
and that other data did not reflect the      determining contractual fee rates, which     advisory fee schedule does not include any
market downturn that occurred in the         includes using audited financial data from   breakpoints. The Board noted that each
fourth quarter of 2008.                      the most recent annual report of each fund   Fund shares directly in economies of scale
                                             in the expense group that was publicly       through lower fees charged by third party
   The Board also compared the Fund's        available as of the end of the past          service providers based on the combined
effective fee rate (the advisory fee after   calendar year. The Board noted that some     size of all of the AIM Funds and
any advisory fee waivers and before any      comparative data was at least one year old   affiliates.
expense limitations/waivers) to the          and that other data did not reflect the
advisory fee rates of other domestic         market downturn that occurred in the         GOVERNMENT TAXADVANTAGE PORTFOLIO
clients of Invesco Aim and its affiliates    fourth quarter of 2008. The Board noted
with investment strategies comparable to     that neither Invesco Aim nor its                The Board considered the extent to
those of the Fund, including one mutual      affiliates serve as an adviser to other      which there are economies of scale in the
fund advised by Invesco Aim and              domestic mutual funds or other domestic      provision of advisory services to the
sub-advised by Invesco Institutional. The    clients with investment strategies           Fund. The Board also considered whether
Board noted that the Fund's rate was above   comparable to those of the Fund.             the Fund benefits from such economies of
the effective fee rate for the other                                                      scale through contractual breakpoints in
mutual fund.                                    The Board noted that Invesco Aim          the Fund's advisory fee schedule. The
                                             contractually agreed to continue to waive    Board noted that the Fund's contractual
   The Board noted that Invesco Aim          fees and/or limit expenses of the Fund       advisory fee schedule includes two
contractually agreed to continue to waive    through at least June 30, 2010 in an         breakpoints and that the level of the
fees and/or limit expenses of the Fund       amount necessary to limit total annual       Fund's advisory fees, as a percentage of
through at least June 30, 2010 in an         operating expenses to a specified            the Fund's net assets, has decreased as
amount necessary to limit total annual       percentage of average daily net assets for   net assets increased because of the
operating expenses to a specified            each class of the Fund. The Board noted      breakpoints. Based on this information,
percentage of average daily net assets for   that the specified percentage before the     the Board concluded that the Fund's
each class of the Fund. The Board noted      waiver becomes effective has been            advisory fees appropriately reflect
that the specified percentage before the     increased effective July 1, 2009, and that   economies of scale at current asset
waiver becomes effective has been            the waiver will have a smaller impact on     levels. The Board also noted that the Fund
increased effective July 1, 2009, and that   expenses during the coming year.             shares directly in economies of scale
the waiver will have a smaller impact on                                                  through lower fees charged by third party
expenses during the coming year.                                                          service providers based on the combined
                                                                                          size of all of the AIM Funds and
                                                                                          affiliates.


72   SHORT-TERM INVESTMENTS TRUST                                                                                          continued

TAX-FREE CASH RESERVE PORTFOLIO              Board also considered whether each           advisory fees from these affiliated money
                                             Affiliated Sub-Adviser is financially        market funds attributable to such
The Board considered the extent to which     sound and has the resources necessary to     investments, although Invesco Aim has
there are economies of scale in the          perform its obligations under the            contractually agreed to waive through at
provision of advisory services to the        sub-advisory contracts, and concluded that   least June 30, 2010, the advisory fees
Fund. The Board also considered whether      each Affiliated Sub-Adviser has the          payable by the Fund in an amount equal to
the Fund benefits from such economies of     financial resources necessary to fulfill     100% of the net advisory fees Invesco Aim
scale through contractual breakpoints in     these obligations.                           receives from the affiliated money market
the Fund's advisory fee schedule. The                                                     funds with respect to the Fund's
Board noted that the Fund's contractual         G. Collateral Benefits to Invesco Aim     investment in the affiliated money market
advisory fee schedule includes one                 and its Affiliates                     funds of uninvested cash, but not cash
breakpoint and that the level of the                                                      collateral. The Board concluded that the
Fund's advisory fees, as a percentage of     The Board considered various other           Fund's investment of uninvested cash and
the Fund's net assets, has decreased as      benefits received by Invesco Aim and its     cash collateral from any securities
net assets increased because of the          affiliates resulting from Invesco Aim's      lending arrangements in the affiliated
breakpoint. Based on this information, the   relationship with each Fund, including the   money market funds is in the best
Board concluded that the Fund's advisory     fees received by Invesco Aim and its         interests of the Fund and its
fees appropriately reflect economies of      affiliates for their provision of            shareholders.
scale at current asset levels. The Board     administrative, transfer agency and
also noted that the Fund shares directly     distribution services to each Fund. The
in economies of scale through lower fees     Board considered the performance of
charged by third party service providers     Invesco Aim and its affiliates in
based on the combined size of all of the     providing these services and the
AIM Funds and affiliates.                    organizational structure employed by
                                             Invesco Aim and its affiliates to provide
   F. Profitability and Financial            these services. The Board also considered
      Resources                              that these services are provided to each
                                             Fund pursuant to written contracts that
The Board reviewed information from          are reviewed and approved on an annual
Invesco Aim concerning the costs of the      basis by the Board. The Board concluded
advisory and other services that Invesco     that Invesco Aim and its affiliates are
Aim and its affiliates provide to each       providing these services in a satisfactory
Fund and the profitability of Invesco Aim    manner and in accordance with the terms of
and its affiliates in providing these        their contracts, and are qualified to
services. The Board also reviewed            continue to provide these services to each
information concerning the financial         Fund.
condition of Invesco Aim and its
affiliates. The Board reviewed with             The Board considered the benefits
Invesco Aim the methodology used to          realized by Invesco Aim and the Affiliated
prepare the profitability information. The   Sub-Advisers as a result of portfolio
Board considered the overall profitability   brokerage transactions executed through
of Invesco Ltd., the ultimate parent of      "soft dollar" arrangements. The Board
Invesco Aim and the Affiliated               noted that soft dollar arrangements shift
Sub-Advisers, and of Invesco Aim, as well    the payment obligation for research and
as the profitability of Invesco Aim in       execution services from Invesco Aim and
connection with managing each Fund. The      the Affiliated Sub-Advisers to the funds
Board noted that Invesco Aim continues to    and therefore may reduce Invesco Aim's and
operate at a net profit, although the        the Affiliated Sub-Advisers' expenses. The
reduction of assets under management as a    Board concluded that Invesco Aim's and the
result of market movements and the           Affiliated Sub-Advisers' soft dollar
increase in voluntary fee waivers for        arrangements are appropriate. The Board
affiliated money market funds have reduced   also concluded that, based on their review
the profitability of Invesco Aim and its     and representations made by the Chief
affiliates. The Board concluded that each    Compliance Officer of Invesco Aim, these
Fund's fees are fair and reasonable, and     arrangements are consistent with
that the level of profits realized by        regulatory requirements.
Invesco Aim and its affiliates from
providing services to each Fund is not       STIC PRIME PORTFOLIO, TREASURY PORTFOLIO
excessive in light of the nature, quality    AND GOVERNMENT TAXADVANTAGE PORTFOLIO
and extent of the services provided. The
Board considered whether Invesco Aim is      The Board considered the fact that the
financially sound and has the resources      Fund's uninvested cash and cash collateral
necessary to perform its obligations under   from any securities lending arrangements
each Fund's investment advisory agreement,   may be invested in money market funds
and concluded that Invesco Aim has the       advised by Invesco Aim pursuant to
financial resources necessary to fulfill     procedures approved by the Board. The
these obligations. The                       Board noted that Invesco Aim will receive


73   SHORT-TERM INVESTMENTS TRUST

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2009:

FEDERAL AND STATE INCOME TAX


                                           QUALIFIED DIVIDEND     CORPORATE DIVIDENDS     U.S. TREASURY     TAX-EXEMPT INTEREST
                                                 INCOME*          RECEIVED DEDUCTION*      OBLIGATIONS*          DIVIDENDS*
-------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                           0.00%                   0.00%                0.03%                 0.00%
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                              0.00%                   0.00%                0.00%                 0.00%
-------------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                0.00%                   0.00%               70.77%                 0.00%
-------------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                     0.00%                   0.00%                0.84%                 0.00%
-------------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                 0.00%                   0.00%                0.34%                 0.00%
-------------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                   0.00%                   0.00%                0.00%               100.00%
-------------------------------------------------------------------------------------------------------------------------------



* The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

NON-RESIDENT ALIEN SHAREHOLDERS


                                                                         QUALIFIED        QUALIFIED INTEREST
                                                                     SHORT-TERM GAINS          INCOME**
------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                  $     --                 N/A
------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                           --                 N/A
------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                                        475,753                 100%
------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                              21,063                 100%
------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                          35,202                 100%
------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                                --                 N/A
------------------------------------------------------------------------------------------------------------



** The above percentage is based on income dividends paid to shareholders during the Fund's fiscal year.


74        SHORT-TERM INVESTMENTS TRUST

TRUSTEES AND OFFICERS

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED PERSONS
------------------------------------------------------------------------------------------------------------------------------------

Martin L. Flanagan(1) -- 1960   2007          Executive Director, Chief Executive Officer and President,    None
Trustee                                       Invesco Ltd. (ultimate parent of Invesco Aim and a global
                                              investment management firm); Chairman, Invesco Aim Advisors,
                                              Inc. (registered investment advisor); Trustee, The AIM
                                              Family of Funds(R); Vice Chairman, Investment Company
                                              Institute; and Member of Executive Board, SMU Cox School of
                                              Business

                                              Formerly: Director, Chairman, Chief Executive Officer and
                                              President, IVZ Inc. (holding company), INVESCO Group
                                              Services, Inc. (service provider) and Invesco North American
                                              Holdings, Inc. (holding company); Director, Chief Executive
                                              Officer and President, Invesco Holding Company Limited
                                              (parent of Invesco Aim and a global investment management
                                              firm); Director, Invesco Ltd. and Chairman, Investment
                                              Company Institute
------------------------------------------------------------------------------------------------------------------------------------

Philip A. Taylor(2) -- 1954     2006          Head of North American Retail and Senior Managing Director,   None
Trustee, President and                        Invesco Ltd.; Director, Chief Executive Officer and
Principal Executive Officer                   President, Invesco Aim Advisors, Inc. and 1371 Preferred
                                              Inc. (holding company); Director, Chairman, Chief Executive
                                              Officer and President, Invesco Aim Management Group, Inc.
                                              (financial services holding company) and Invesco Aim Capital
                                              Management, Inc. (registered investment advisor); Director and President, INVESCO Funds Group, Inc. (registered
                                              investment advisor and registered transfer agent) and AIM GP
                                              Canada Inc. (general partner for limited partnerships);
                                              Director, Invesco Aim Distributors, Inc. (registered broker dealer); Director and Chairman, Invesco Aim Investment
                                              Services, Inc. (registered transfer agent) and INVESCO
                                              Distributors, Inc. (registered broker dealer); Director,
                                              President and Chairman, INVESCO Inc. (holding company) and
                                              Invesco Canada Holdings Inc. (holding company); Chief
                                              Executive Officer, AIM Trimark Corporate Class Inc.
                                              (corporate mutual fund company) and AIM Trimark Canada Fund
                                              Inc. (corporate mutual fund company); Director and Chief
                                              Executive Officer, Invesco Trimark Ltd./Invesco Trimark Ltee
                                              (registered investment advisor and registered transfer
                                              agent) and Invesco Trimark Dealer Inc. (registered broker
                                              dealer); Trustee, President and Principal Executive Officer,
                                              The AIM Family of Funds(R) (other than AIM Treasurer's
                                              Series Trust and Short-Term Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family of Funds(R) (AIM
                                              Treasurer's Series Trust and Short-Term Investments Trust
                                              only); and Manager, Invesco PowerShares Capital Management
                                              LLC

                                              Formerly: President, Invesco Trimark Dealer Inc.; Director
                                              and President, AIM Trimark Corporate Class Inc. and AIM
                                              Trimark Canada Fund Inc.; Director and President, Invesco
                                              Trimark Ltd./Invesco Trimark Ltee; Senior Managing Director,
                                              Invesco Holding Company Limited; Trustee and Executive Vice
                                              President, Tax-Free Investments Trust; Director and
                                              Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The AIM
                                              Family of Funds(R) (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only);
                                              President, AIM Trimark Global Fund Inc. and AIM Trimark
                                              Canada Fund Inc.
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

Bruce L. Crockett -- 1944       1993          Chairman, Crockett Technology Associates (technology          ACE Limited (insurance
Trustee and Chair                             consulting company)                                           company); Captaris, Inc.
                                                                                                            (unified messaging
                                                                                                            provider); and
                                                                                                            Investment Company
                                                                                                            Institute
------------------------------------------------------------------------------------------------------------------------------------

Bob R. Baker -- 1936            2003          Retired                                                       None
Trustee

------------------------------------------------------------------------------------------------------------------------------------

Frank S. Bayley -- 1939         2001          Retired                                                       None
Trustee
                                              Formerly: Director, Badgley Funds, Inc. (registered
                                              investment company) (2 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

James T. Bunch -- 1942          2003          Founder, Green, Manning & Bunch Ltd., (investment banking     Board of Governors,
Trustee                                       firm)                                                         Western Golf
                                                                                                            Association/Evans
                                                                                                            Scholars Foundation and
                                                                                                            Executive Committee,
                                                                                                            United States Golf
                                                                                                            Association
------------------------------------------------------------------------------------------------------------------------------------

Albert R. Dowden -- 1941        2000          Director of a number of public and private business           Board of Nature's
Trustee                                       corporations, including the Boss Group Ltd. (private          Sunshine Products, Inc.
                                              investment and management); Continental Energy Services, LLC
                                              (oil and gas pipeline service); Reich & Tang Funds
                                              (registered investment company), and Homeowners of America
                                              Holding Corporation/Homeowners of America Insurance Company
                                              (property casualty company)

                                              Formerly: Director, CompuDyne Corporation (provider of
                                              product and services to the public security market);
                                              Director, President and Chief Executive Officer, Volvo Group
                                              North America, Inc.; Director, Annuity and Life Re
                                              (Holdings), Ltd. (reinsurance company); Senior Vice
                                              President, AB Volvo; Director of various public and private corporations
------------------------------------------------------------------------------------------------------------------------------------

Jack M. Fields -- 1952          1997          Chief Executive Officer, Twenty First Century Group, Inc.     Administaff
Trustee                                       (government affairs company); and Owner and Chief Executive
                                              Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit)
                                              and Cross Timbers Quail Research Ranch (non-profit)

                                              Formerly: Chief Executive Officer, Texana Timber LP
                                              (sustainable forestry company)
------------------------------------------------------------------------------------------------------------------------------------

Carl Frischling -- 1937         1980          Partner, law firm of Kramer Levin Naftalis and Frankel LLP    Director, Reich & Tang
Trustee                                                                                                     Funds
                                                                                                            (16 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

Prema Mathai-Davis -- 1950      1998          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Lewis F. Pennock -- 1942        1981          Partner, law firm of Pennock & Cooper                         None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Larry Soll -- 1942              2003          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Raymond Stickel, Jr. -- 1944    2005          Retired                                                       None
Trustee
                                              Formerly: Director, Mainstay VP Series Funds, Inc.
                                              (25 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.

(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------------

Karen Dunn Kelley -- 1960       1989          Head of Invesco's World Wide Fixed Income and Cash            N/A
Vice President                                Management Group; Vice President, Invesco Institutional
                                              (N.A.), Inc. (registered investment advisor); Director of
                                              Cash Management and Senior Vice President, Invesco Aim
                                              Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Executive Vice President, Invesco Aim Distributors, Inc.;
                                              Senior Vice President, Invesco Aim Management Group, Inc.;
                                              Vice President, Invesco Institutional (N.A.), Inc.
                                              (registered investment advisor); and Director, Invesco
                                              Mortgage Capital Inc.; President and Principal Executive
                                              Officer, The AIM Family of Funds(R) (AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust only); and Vice
                                              President, The AIM Family of Funds(R) (other than AIM
                                              Treasurer's Series Trust and Short-Term Investments Trust)

                                              Formerly: President and Principal Executive Officer,
                                              Tax-Free Investments Trust; Director and President, Fund
                                              Management Company; Chief Cash Management Officer and
                                              Managing Director, Invesco Aim Capital Management, Inc.; and
                                              Vice President, Invesco Aim Advisors, Inc. and The AIM
                                              Family of Funds(R) (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only)
------------------------------------------------------------------------------------------------------------------------------------

Russell C. Burk -- 1958         2005          Senior Vice President and Senior Officer of The AIM Family    N/A
Senior Vice President and                     of Funds(R)
Senior Officer
                                              Formerly: Director of Compliance and Assistant General
                                              Counsel, ICON Advisers, Inc.; Financial Consultant, Merrill
                                              Lynch; General Counsel and Director of Compliance, ALPS
                                              Mutual Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------------

John M. Zerr -- 1962            2006          Director, Senior Vice President, Secretary and General        N/A
Senior Vice President, Chief                  Counsel, Invesco Aim Management Group, Inc., Invesco Aim
Legal Officer and Secretary                   Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Director, Senior Vice President and Secretary, Invesco Aim
                                              Distributors, Inc.; Director, Vice President and Secretary,
                                              Invesco Aim Investment Services, Inc. and INVESCO
                                              Distributors, Inc.; Director and Vice President, INVESCO
                                              Funds Group, Inc.; Senior Vice President, Chief Legal
                                              Officer and Secretary, The AIM Family of Funds(R); and
                                              Manager, Invesco PowerShares Capital Management LLC

                                              Formerly: Director, Vice President and Secretary, Fund
                                              Management Company; Vice President, Invesco Aim Capital
                                              Management, Inc.; Chief Operating Officer and General
                                              Counsel, Liberty Ridge Capital, Inc. (an investment
                                              adviser); Vice President and Secretary, PBHG Funds (an
                                              investment company); Vice President and Secretary, PBHG
                                              Insurance Series Fund (an investment company); Chief
                                              Operating Officer, General Counsel and Secretary, Old Mutual
                                              Investment Partners (a broker-dealer); General Counsel and
                                              Secretary, Old Mutual Fund Services (an administrator);
                                              General Counsel and Secretary, Old Mutual Shareholder
                                              Services (a shareholder servicing center); Executive Vice
                                              President, General Counsel and Secretary, Old Mutual
                                              Capital, Inc. (an investment adviser); and Vice President
                                              and Secretary, Old Mutual Advisors Funds (an investment
                                              company)
------------------------------------------------------------------------------------------------------------------------------------

Lisa O. Brinkley -- 1959        2004          Global Compliance Director, Invesco Ltd.; and Vice            N/A
Vice President                                President, The AIM Family of Funds(R)

                                              Formerly: Senior Vice President, Invesco Aim Management
                                              Group, Inc.; Senior Vice President and Chief Compliance
                                              Officer, Invesco Aim Advisors, Inc. and The AIM Family of
                                              Funds(R); Vice President and Chief Compliance Officer,
                                              Invesco Aim Capital Management, Inc. and Invesco Aim
                                              Distributors, Inc.; Vice President, Invesco Aim Investment
                                              Services, Inc. and Fund Management Company
------------------------------------------------------------------------------------------------------------------------------------

Kevin M. Carome -- 1956         2003          General Counsel, Secretary and Senior Managing Director,      N/A
Vice President                                Invesco Ltd.; Director, Invesco Holding Company Limited and
                                              INVESCO Funds Group, Inc.; Director and Executive Vice
                                              President, IVZ, Inc., Invesco Group Services, Inc., .Invesco
                                              North American Holdings, Inc. and Invesco Investments
                                              (Bermuda) Ltd.; and Vice President, The AIM Family of
                                              Funds(R)

                                              Formerly: Senior Managing Director and Secretary, Invesco
                                              North American Holdings, Inc.; Vice President and Secretary,
                                              IVZ, Inc. and Invesco Group Services, Inc.; Senior Managing
                                              Director and Secretary, Invesco Holding Company Limited;
                                              Director, Senior Vice President, Secretary and General
                                              Counsel, Invesco Aim Management Group, Inc. and Invesco Aim
                                              Advisors, Inc.; Senior Vice President, Invesco Aim
                                              Distributors, Inc.; Director, General Counsel and Vice
                                              President, Fund Management Company; Vice President, Invesco
                                              Aim Capital Management, Inc. and Invesco Aim Investment
                                              Services, Inc.; Senior Vice President, Chief Legal Officer
                                              and Secretary, The AIM Family of Funds(R); Director and Vice
                                              President, INVESCO Distributors, Inc.; and Chief Executive
                                              Officer and President, INVESCO Funds Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Sheri Morris -- 1964            1999          Vice President, Treasurer and Principal Financial Officer,    N/A
Vice President, Treasurer and                 The AIM Family of Funds(R); and Vice President, Invesco Aim
Principal Financial Officer                   Advisors, Inc., Invesco Aim Capital Management, Inc. and
                                              Invesco Aim Private Asset Management Inc.

                                              Formerly: Assistant Vice President and Assistant Treasurer,
                                              The AIM Family of Funds(R) and Assistant Vice President,
                                              Invesco Aim Advisors, Inc., Invesco Aim Capital Management,
                                              Inc. and Invesco Aim Private Asset Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Lance A. Rejsek -- 1967         2005          Anti-Money Laundering Compliance Officer, Invesco Aim         N/A
Anti-Money Laundering                         Advisors, Inc., Invesco Aim Capital Management, Inc.,
Compliance Officer                            Invesco Aim Distributors, Inc., Invesco Aim Investment
                                              Services, Inc., Invesco Aim Private Asset Management, Inc.
                                              and The AIM Family of Funds(R)

                                              Formerly: Anti-Money Laundering Compliance Officer, Fund
                                              Management Company; and Manager of the Fraud Prevention
                                              Department, Invesco Aim Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Todd L. Spillane -- 1958        2006          Senior Vice President, Invesco Aim Management Group, Inc.;    N/A
Chief Compliance Officer                      Senior Vice President and Chief Compliance Officer, Invesco
                                              Aim Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Chief Compliance Officer, The AIM Family of Funds(R),
                                              Invesco Global Asset Management (N.A.), Inc. (registered
                                              investment advisor), Invesco Institutional (N.A.), Inc.,
                                              (registered investment advisor), INVESCO Private Capital
                                              Investments, Inc. (holding company), Invesco Private
                                              Capital, Inc. (registered investment advisor) and Invesco
                                              Senior Secured Management, Inc. (registered investment
                                              advisor); and Vice President, Invesco Aim Distributors, Inc.
                                              and Invesco Aim Investment Services, Inc.

                                              Formerly: Vice President, Invesco Aim Capital Management,
                                              Inc. and Fund Management Company; and Global Head of Product
                                              Development, AIG-Global Investment Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund's prospectus for information on the Fund's sub-advisors.

OFFICE OF THE FUND        INVESTMENT ADVISOR                     DISTRIBUTOR                            AUDITORS
11 Greenway Plaza         Invesco Aim Advisors, Inc.             Invesco Aim Distributors, Inc.         PricewaterhouseCoopers LLP
Suite 100                 11 Greenway Plaza                      11 Greenway Plaza                      1201 Louisiana Street
Houston, TX 77046-1173    Suite 100                              Suite 100                              Suite 2900
                          Houston, TX 77046-1173                 Houston, TX 77046-1173                 Houston, TX 77002-5678

COUNSEL TO THE FUND       COUNSEL TO THE                         TRANSFER AGENT                         CUSTODIAN
Stradley Ronon Stevens &  INDEPENDENT TRUSTEES                   Invesco Aim Investment Services, Inc.  Bank of New York Mellon
Young, LLP                Kramer, Levin, Naftalis & Frankel LLP  P.O. Box 4739                          2 Hanson Place
2600 One Commerce Square  1177 Avenue of the Americas            Houston, TX 77210-4739                 Brooklyn, NY 11217-1431
Philadelphia, PA 19103    New York, NY 10036-2714

------------------------------------------------------------------------------------------------------------------------------------
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

------------------------------------------------------------------------------------------------------------------------------------
FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Fund's shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. To locate each Fund's portfolio holdings information, access the Fund's overview page. Links to each Fund's complete quarterly holdings will be available on this
Web page. Shareholders can also look up the Fund's Form N-Q filings on the SEC website, sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public
Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on "Proxy Policy." The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com, access the "About Us" tab, click on "Required Notices" and then click on "Proxy
Voting Activity." Next, select the Fund from the drop-down menu. This information is also available on the SEC website, sec.gov.

If used after January 20, 2010, this report must be accompanied by a Fund fact sheet for the most recent month-end. Invesco Aim
- SERVICE MARK - is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management,
Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim
Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of
Invesco Ltd.

   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc.,
Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset         [INVESCO AIM LOGO]
Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser       - SERVICE MARK -
firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                                                       invescoaim.com   CM-STIT-AR-3   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]               CORPORATE CLASS
 - SERVICE MARK -      SHORT-TERM INVESTMENTS TRUST (STIT)
                             Liquid Assets Portfolio
                              STIC Prime Portfolio
                               Treasury Portfolio
                          Government & Agency Portfolio
                        Government TaxAdvantage Portfolio
                         Tax-Free Cash Reserve Portfolio

                 Annual Report to Shareholders o August 31, 2009

                                    [GRAPHIC]

2     Letters to Shareholders
4     Fund Data
4     Fund Composition by Maturity
5     Fund Objectives and Strategies
6     Schedules of Investments
46    Financial Statements
52    Notes to Financial Statements
65    Financial Highlights
66    Auditor's Report
67    Fund Expenses
68    Approval of Investment Advisory and Sub-Advisory Agreements
74    Tax Information
T-1   Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2009, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

                                     Dear Fellow Shareholders:

                                     I am pleased to provide you with this annual report on the performance of the Corporate Class of Short-Term Investments Trust, part of Invesco Aim Global Cash Management, for the fiscal year ended August 31, 2009. Thank you for investing with us.
              [KELLEY
               PHOTO]                   Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to provide competitive returns and maintain a relatively short maturity structure.

                                     MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

           Karen Dunn Kelley         The year covered by this report was difficult -- for investors and investment professionals alike.

                                        The 12 months ended August 31, 2009, included a sharp market sell-off in the final few months of 2008. The decline had a number of causes, the most immediate being unprecedented turmoil in credit markets. Economic uncertainty prompted banks to hoard cash and reduce lending, and caused investors to shun short-term corporate debt. As a result, businesses found it difficult to fund their day-to-day operations, and the U.S. economy -- as well as economies around the globe -- virtually froze briefly.

   The U.S. economy contracted significantly throughout the year. Gross domestic product (GDP), the broadest measure of overall economic activity, contracted at annualized rates of 2.7%, 5.4% and 6.4% in the third and fourth quarters of 2008 and the first quarter of 2009, respectively.(1) Initial estimates suggested U.S. GDP shrank at an annualized rate of 1.0% in the second quarter of
2009.(1)

   This economic contraction caused a sharp increase in unemployment. The national unemployment rate rose from 6.2% in August 2008 to 9.4% in July 2009.(2)

   The housing market remained weak. Sales of new and existing homes continued their multi-year decline; housing starts fell; and
home values nationally declined. Lower home values caused some homeowners to feel less wealthy.

   These trends -- together with tighter credit -- prompted consumers to reduce their spending, particularly on large, discretionary items. Consumer spending, which accounts for more than two-thirds of the U.S. economy(3), was sluggish during the year.

   In his semiannual monetary policy report to Congress in late July, U.S. Federal Reserve Board (the Fed) Chairman Ben Bernanke
summarized the stresses and strains the U.S. and global economies suffered in late 2008 and early 2009. Importantly, he suggested that the aggressive, coordinated actions taken by governments and central banks around the world finally may be yielding results. He testified that:

   o  The pace of overall economic decline appears to have slowed significantly.

   o  Credit availability, for consumers and businesses, has improved noticeably.

   o  Investors' extreme risk aversion has eased somewhat.

   o  The decline in housing activity appears to have moderated.

   While these and other trends offer encouragement, uncertainties remain. Chairman Bernanke testified that he anticipates a gradual recovery in 2010 with some acceleration in economic growth in 2011, together with subdued inflation over the next two years.

   At the start of the fiscal year, three-month Treasury bills yielded 1.71% and 30-year Treasury bonds yielded 4.41%.(4) By August
31, 2009, yields on both had declined, with three-month Treasuries yielding just 0.15% and 30-year Treasuries yielding 4.18%.(4) The sharp decline in short-term yields was due chiefly to the Fed's unprecedented monetary easing and investor preference for relatively safe, liquid and short-term investments during a period of economic uncertainty. Because money market funds invest in such securities, the yield you earned on your investment in the Fund declined during the fiscal year.

STRENGTH AND EXPERIENCE

Invesco Aim Global Cash Management's 30-year tradition of providing high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive client service is why we are, today, a leader in the cash management industry, with $96.4 billion in assets under management as of August 31, 2009. While we rely on a specialized team of investment professionals who are experienced in managing and distributing short-term investment products worldwide, we also benefit from being part of Invesco -- one of the world's largest(5) and most diversified global investment management firms.

   Such strength and experience is particularly valuable during periods of uncertainty and market tumult, such as we experienced this year. Regardless of market conditions, our experienced investment team is dedicated to helping our clients achieve their short-term cash management needs.

   We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.

   Thank you for investing with us. All of us at Invesco Aim Global Cash Management look forward to serving you.

Sincerely,


/S/ KAREN DUNN KELLEY

Karen Dunn Kelley
CEO, Invesco Worldwide Fixed Income

(1) Bureau of Economic Analysis;

(2) Bureau of Labor Statistics;

(3) Reuters;

(4) Barclays Capital;

(5) Pensions & Investments

The views and opinions expressed in this letter are those of Invesco Aim Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Aim Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


2    SHORT-TERM INVESTMENTS TRUST

                                     Dear Fellow Shareholders:

                                     Even as the economy shows some positive momentum toward recovery, please be assured that your
                                     Board of Trustees continues to oversee the management of the AIM Funds with careful attention
              [CROCKETT              to expenses and performance.
                PHOTO]
                                        At its June meeting, your Board reviewed and renewed for another year the investment advisory contracts between the AIM Funds and Invesco Aim Advisors, Inc. Again this year, the decision resulted from a year-long process during which your Board, working in sub-committees, reviewed the performance, fees and expenses of each AIM Fund in absolute terms and relative to
            Bruce Crockett           industry averages and other products advised by Invesco Aim Advisors and its affiliated sub-advisers. The independent Trustees met and voted separately, receiving independent advice from independent legal counsel and assistance from the independent Senior Officer, who reports directly to the independent Trustees. Exercising our fiduciary responsibility on your behalf, we have again taken care to ensure that these agreements put shareholder interests first. You can find details on the results of both the 2008 and 2009 investment advisory and sub-advisory agreement renewal process at
invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   The investment strategies of the AIM money market funds have again been tested and proven through the recent economic crisis.
Committed to delivering safety, liquidity and yield according to their respective investment objectives, the AIM money market funds consistently follow a conservative approach. Statements that were true six months ago, in my last semi-annual letter, remain true as of this writing:

   o  All portfolios have maintained $1.00 NAV at all times in all of our money market funds;

   o  All redemption requests were made without interruption in all of our money market funds;

   o  Invesco Aim did not have to purchase any securities out of any money market fund;

   o  Invesco Aim did not have to provide any form of capital support to any money market fund; and

   o  No securities experienced downgrades below Tier 1 quality in any money market fund.

   Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your assets and your trust. I would be happy to hear your comments, questions, or concerns. My address for email is bruce@brucecrockett.com.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees


3    SHORT-TERM INVESTMENTS TRUST

------------------------------------------------------------------------------------------------------------------------------------
FUND DATA

------------------------------------------------------------------------------------------------------------------------------------
CORPORATE CLASS DATA AS OF 8/31/09
------------------------------------------------------------------------------------------------------------------------------------

FUND                                              YIELDS                  WEIGHTED AVERAGE MATURITY   TOTAL NET ASSETS
                                             7-DAY SEC YIELDS
                                               HAD FEES NOT
                                            BEEN WAIVED AND/OR             RANGE DURING   AT FISCAL
                                  7-DAY        EXPENSES NOT      MONTHLY      FISCAL         YEAR
                               SEC YIELDS     BEEN REIMBURSED     YIELDS       YEAR          END
Liquid Assets                     0.27%            0.24%          0.30%    23 - 57 days    50 days     $  6.0 billion
STIC Prime                        0.10             0.06           0.08      9 - 28 days    20 days      133.8 million
Treasury                          0.05             0.01           0.06     27 - 58 days    43 days        2.0 billion
Government & Agency               0.16              N/A           0.18     15 - 52 days    35 days        1.7 billion
Government TaxAdvantage           0.05            -0.05           0.05     15 - 56 days    30 days       14.5 thousand
Tax-Free Cash Reserve             0.06              N/A           0.08     25 - 39 days    31 days       46.5 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Had the advisor not waived certain fees and/or reimbursed expenses, performance would have been lower. Monthly yields represent annualized results for the month, net of fees and expenses, and exclude any realized capital gains or losses.

------------------------------------------------------------------------------------------------------------------------------------
FUND COMPOSITION BY MATURITY

------------------------------------------------------------------------------------------------------    --------------------------
IN DAYS, AS OF 8/31/09                                                                                    IN DAYS, AS OF 8/31/09
------------------------------------------------------------------------------------------------------    --------------------------
                     LIQUID                           GOVERNMENT        GOVERNMENT        TAX-FREE        STIC PRIME PORTFOLIO(3, 4)
                     ASSETS           TREASURY         & AGENCY        TAXADVANTAGE     CASH RESERVE      1-7                  29.8%
               PORTFOLIO(1, 3, 4)   PORTFOLIO(3)   PORTFOLIO(2, 3)   PORTFOLIO(2, 3)   PORTFOLIO(3, 5)    8-14                 23.1
1-7                   22.5%             52.1%           60.3%              49.5%            78.3%         15-21                14.2
8-30                  27.0               5.3             9.1               28.6              2.8          22-28                 8.3
31-90                 33.8              21.9            16.8               13.3              7.1          29-35                 0.0
91-180                13.6              18.6             9.6                3.9              7.7          36-42                 7.4
181+                   3.1               2.1             4.2                4.7              4.1          43-60                17.2

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940.

(1) The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

(2) Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

(3) The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the U.S. government. The U.S. government may choose not to provide financial support to U.S.
    government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. government.

(4) The Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, and the
    Fund's performance will depend to a great extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the U.S. and abroad.

(5) The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the Fund invests are located.


4    SHORT-TERM INVESTMENTS TRUST

------------------------------------------------------------------------------------------------------------------------------------
FUND OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO                                            GOVERNMENT TAXADVANTAGE PORTFOLIO

Liquid Assets Portfolio seeks to provide as high a level of        Government TaxAdvantage Portfolio seeks to maximize current
current income as is consistent with the preservation of capital   income consistent with the preservation of capital and the
and liquidity.                                                     maintenance of liquidity.

   The Fund invests primarily in short-term money market              The Fund may invest in direct obligations of the U.S. Treasury
instruments that blend top-tier, high-quality U.S.                 and in U.S. government agency securities. This is intended to
dollar-denominated obligations, which include commercial paper,    provide shareholders with dividends exempt from state and local
certificates of deposit, master and promissory notes, municipal    income taxes in some jurisdictions. Investors residing in states
securities and repurchase agreements.                              with state income tax may find it more profitable to invest in this Fund than in a fund not designed to comply with state tax
STIC PRIME PORTFOLIO                                               considerations. This does not constitute tax advice. Please consult your tax advisor for your particular situation.
STIC Prime Portfolio seeks to maximize current income consistent
with the preservation of capital and the maintenance of            TAX-FREE CASH RESERVE PORTFOLIO
liquidity.
                                                                   Tax-Free Cash Reserve Portfolio seeks to provide as high a level
   The Fund invests in high-quality U.S. dollar-denominated        of tax-exempt income as is consistent with the preservation of
commercial paper and other commercial instruments with             capital and maintenance of liquidity.
maturities of 60 days or less, including certificates of
deposit, repurchase agreements and master notes.                      The Fund invests in high-quality, short-term municipal
                                                                   obligations, seeking to provide income exempt from federal
TREASURY PORTFOLIO                                                 taxation. The Fund's structure is driven to some extent by the supply and availability of municipal securities. Liquidity is
Treasury Portfolio seeks to maximize current income consistent     managed with daily and weekly variable rate demand notes.
with the preservation of capital and the maintenance of
liquidity.

   The Fund invests in direct obligations of the U.S. Treasury and repurchase agreements backed by Treasury obligations.
Securities purchased by the Fund have maturities of 397 days or less.

GOVERNMENT & AGENCY PORTFOLIO

Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

   The Fund invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to payment of principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY
AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE
VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

INVESCO AIM GLOBAL CASH MANAGEMENT IS A BRAND NAME ENCOMPASSING PRODUCTS AND SERVICES PROVIDED BY ONE OR MORE SUBSIDIARIES OF
INVESCO LTD.


5    SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

LIQUID ASSETS PORTFOLIO



                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-51.44%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-4.80%

  Amstel Funding Corp.(b)(c)                           1.85%     10/16/09    $      100,000    $    99,768,750
--------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                           1.92%     09/25/09            70,000         69,910,400
--------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                           2.00%     10/09/09           250,000        249,472,222
--------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                           2.35%     09/04/09           165,000        164,967,688
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.28%     11/06/09           175,000        174,910,167
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.30%     12/01/09           200,000        199,848,333
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.40%     09/16/09           100,000         99,983,333
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.40%     02/09/10           124,000        123,778,178
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.40%     02/16/10           120,000        119,776,000
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.41%     02/02/10           200,000        199,649,222
==============================================================================================================
                                                                                                 1,502,064,293
==============================================================================================================


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-6.49%

  Amsterdam Funding Corp.(b)                           0.23%     09/22/09            50,000         49,993,292
--------------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                           0.31%     09/08/09            65,500         65,496,052
--------------------------------------------------------------------------------------------------------------
  Barton Capital LLC(b)                                0.26%     10/07/09            85,718         85,695,713
--------------------------------------------------------------------------------------------------------------
  Barton Capital LLC(b)                                0.29%     09/01/09           131,000        131,000,000
--------------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                           0.23%     09/15/09           113,000        112,989,893
--------------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                           0.24%     09/09/09           100,000         99,994,667
--------------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                           0.25%     09/02/09           125,000        124,999,132
--------------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                           0.30%     10/26/09            65,087         65,057,168
--------------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                           0.37%     09/01/09            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                             0.50%     02/08/10            50,000         49,888,889
--------------------------------------------------------------------------------------------------------------
  Ranger Funding Co. LLC(b)                            0.24%     09/24/09           138,756        138,734,724
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.23%     10/13/09            50,000         49,986,583
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.24%     09/10/09            73,000         72,995,620
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.24%     09/25/09            60,000         59,990,400
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.25%     09/16/09           100,000         99,989,583
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.25%     10/22/09            60,000         59,978,750
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.27%     10/08/09           100,000         99,972,250
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.27%     10/09/09            88,000         87,974,920
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.28%     09/14/09            50,000         49,994,944
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.28%     10/01/09            40,000         39,990,667
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.28%     10/06/09            50,000         49,986,389
--------------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                        0.23%     09/04/09           197,769        197,765,209
--------------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                        0.25%     09/04/09            79,962         79,960,334
--------------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                        0.25%     09/08/09            45,012         45,009,812
--------------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                        0.27%     10/09/09            64,191         64,172,706
==============================================================================================================
                                                                                                 2,031,617,697
==============================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY BACKED-3.16%

  Straight-A Funding LLC
     -Series 1, (CEP-Federal Financing Bank)(b)        0.23%     10/23/09    $       73,000    $    72,975,748
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.24%     10/13/09            65,000         64,981,800
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.25%     11/25/09            75,259         75,214,576
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.28%     11/09/09            85,909         85,862,896
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.32%     10/22/09           100,000         99,954,667
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.33%     10/13/09            95,000         94,963,425
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.33%     10/13/09           150,132        150,074,199
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.33%     10/19/09            36,040         36,024,142
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.36%     10/01/09           111,017        110,983,695
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.37%     09/01/09            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.37%     09/03/09            50,000         49,998,972
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.37%     09/09/09           100,000         99,991,778
==============================================================================================================
                                                                                                   991,025,898
==============================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-5.90%

  Concord Minutemen Capital Co., LLC-Series A,
     (Multi CEP's-Liberty Hampshire Co., LLC;
     agent)(b)                                         0.50%     10/23/09            71,000         70,948,722
--------------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.47%     10/19/09            28,000         27,982,453
--------------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.50%     10/23/09           100,000         99,927,778
--------------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.60%     09/04/09           100,000         99,995,000
--------------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.60%     09/11/09           160,000        159,973,333
--------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC (CEP-Lloyds TSB Bank
     PLC)(b)(c)                                        0.42%     10/09/09           130,000        129,942,367
--------------------------------------------------------------------------------------------------------------
  Kitty Hawk Funding Corp. (CEP-Bank of America,
     N.A.)(b)                                          0.21%     09/17/09           122,101        122,089,604
--------------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                       0.50%     10/06/09            50,000         49,975,695
--------------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                       0.50%     10/09/09           100,000         99,947,222
--------------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                       0.60%     09/04/09            90,000         89,995,500
--------------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                       0.60%     09/10/09            75,000         74,988,750
--------------------------------------------------------------------------------------------------------------
  Liberty Street Funding LLC
     (CEP-Bank of Nova Scotia)(b)(c)                   0.30%     09/30/09           100,000         99,975,833
--------------------------------------------------------------------------------------------------------------
     (CEP-Bank of Nova Scotia)(b)(c)                   0.35%     09/24/09           100,000         99,977,639
--------------------------------------------------------------------------------------------------------------
     (CEP-Bank of Nova Scotia)(b)(c)                   0.36%     09/10/09            50,000         49,995,500
--------------------------------------------------------------------------------------------------------------
  LMA-Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                       0.23%     09/15/09           184,700        184,683,480
--------------------------------------------------------------------------------------------------------------
  Matchpoint Master Trust-Series A, (CEP-BNP
     Paribas)(b)(c)                                    0.27%     11/16/09           100,000         99,943,000
--------------------------------------------------------------------------------------------------------------
  Ticonderoga Funding LLC (CEP-Bank of America,
     N.A.)(b)                                          0.23%     09/24/09            79,500         79,488,318
--------------------------------------------------------------------------------------------------------------
  Variable Funding Capital Co., LLC
     (CEP-Wells Fargo Bank, N.A.)(b)                   0.26%     09/10/09            50,000         49,996,750
--------------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(b)                   0.28%     10/26/09           150,000        149,935,833
--------------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(b)                   0.30%     10/26/09             7,330          7,326,640
==============================================================================================================
                                                                                                 1,847,089,417
==============================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-7.59%

  Atlantic Asset Securitization LLC(b)                 0.22%     09/23/09           142,078        142,058,898
--------------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                 0.22%     09/25/09           100,000         99,985,333
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  Atlantic Asset Securitization LLC(b)                 0.23%     09/15/09    $      125,616    $   125,604,764
--------------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                 0.30%     11/04/09            63,825         63,790,960
--------------------------------------------------------------------------------------------------------------
  CAFCO, LLC(b)                                        0.21%     09/25/09           100,000         99,986,000
--------------------------------------------------------------------------------------------------------------
  Chariot Funding, LLC/Ltd.(b)                         0.23%     09/15/09           125,000        124,988,819
--------------------------------------------------------------------------------------------------------------
  Chariot Funding, LLC/Ltd.(b)                         0.29%     09/01/09            77,124         77,124,000
--------------------------------------------------------------------------------------------------------------
  Ciesco, LLC(b)                                       0.22%     09/24/09           200,000        199,971,889
--------------------------------------------------------------------------------------------------------------
  Enterprise Funding Co. LLC(b)                        0.30%     09/02/09           130,000        129,998,917
--------------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(b)                 0.25%     09/21/09           175,000        174,975,694
--------------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                  0.25%     09/09/09            75,021         75,016,832
--------------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.22%     09/21/09            75,000         74,990,833
--------------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.23%     10/22/09            75,000         74,975,563
--------------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.25%     10/09/09           100,000         99,973,611
--------------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.33%     10/05/09            65,000         64,979,742
--------------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                       0.23%     09/23/09            45,277         45,270,636
--------------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                       0.24%     09/21/09            75,000         74,990,000
--------------------------------------------------------------------------------------------------------------
  Regency Markets No. 1, LLC(b)(c)                     0.24%     09/17/09           109,540        109,528,316
--------------------------------------------------------------------------------------------------------------
  Regency Markets No. 1, LLC(b)(c)                     0.25%     09/15/09            75,018         75,010,707
--------------------------------------------------------------------------------------------------------------
  Regency Markets No. 1, LLC(b)(c)                     0.30%     11/16/09           106,967        106,899,254
--------------------------------------------------------------------------------------------------------------
  Tulip Funding Corp.(b)(c)                            0.24%     09/18/09           109,354        109,341,607
--------------------------------------------------------------------------------------------------------------
  Tulip Funding Corp.(b)(c)                            0.27%     12/01/09            59,817         59,776,175
--------------------------------------------------------------------------------------------------------------
  Yorktown Capital LLC(b)                              0.30%     11/17/09           168,359        168,250,970
==============================================================================================================
                                                                                                 2,377,489,520
==============================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-2.58%

  Aspen Funding Corp.(b)                               0.38%     09/01/09            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.35%     10/09/09           150,000        149,944,583
--------------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.35%     10/19/09           200,000        199,906,667
--------------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.35%     10/26/09            98,000         97,947,597
--------------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.57%     10/13/09           150,000        149,900,250
--------------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                             0.22%     09/01/09            60,000         60,000,000
--------------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd./Corp.(b)(c)                       0.40%     01/06/10           100,000         99,858,889
==============================================================================================================
                                                                                                   807,557,986
==============================================================================================================


DIVERSIFIED BANKS-10.63%

  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)          0.43%     12/15/09            94,500         94,381,481
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)          0.63%     12/16/09            75,000         74,860,875
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)          1.02%     11/09/09           135,000        134,736,075
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)          1.21%     10/14/09            50,000         49,927,736
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)          1.21%     10/15/09           125,000        124,815,139
--------------------------------------------------------------------------------------------------------------
  Bank of America Corp.                                0.21%     09/09/09           150,000        149,993,000
--------------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia(c)                               0.25%     09/16/09           200,000        199,979,167
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Finance Inc.(c)                          0.30%     10/13/09            49,499         49,481,675
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Finance Inc.(c)                          0.44%     01/21/10           150,000        149,739,667
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Finance Inc.(c)                          1.13%     10/15/09           175,000        174,758,305
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

  BNZ International Funding Ltd.(b)(c)                 0.30%     10/14/09    $       50,000    $    49,982,083
--------------------------------------------------------------------------------------------------------------
  BNZ International Funding Ltd.(b)(c)                 0.30%     11/06/09           150,000        149,917,500
--------------------------------------------------------------------------------------------------------------
  Calyon North America Inc.(c)                         1.51%     09/11/09           100,000         99,958,056
--------------------------------------------------------------------------------------------------------------
  Rabobank USA Financial Corp.(c)                      0.89%     09/21/09           145,000        144,928,306
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(c)                        0.32%     09/28/09            75,000         74,982,000
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(c)                        0.33%     09/29/09           200,000        199,948,667
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(c)                        0.33%     10/05/09           225,000        224,929,875
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(c)                        0.35%     09/21/09           344,000        343,933,111
--------------------------------------------------------------------------------------------------------------
  Santander Central Hispano Finance (Delaware)
     Inc.(c)                                           0.23%     11/18/09            75,000         74,962,625
--------------------------------------------------------------------------------------------------------------
  Santander Central Hispano Finance (Delaware)
     Inc.(c)                                           0.51%     11/18/09            50,000         49,944,750
--------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(c)              0.32%     10/22/09           291,200        291,067,989
--------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(c)              0.33%     09/16/09           150,000        149,979,375
--------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(c)              0.35%     01/25/10           270,000        269,622,225
==============================================================================================================
                                                                                                 3,326,829,682
==============================================================================================================


DIVERSIFIED CAPITAL MARKETS-0.80%

  Deutsche Bank Financial LLC(c)                       0.29%     10/19/09           250,000        249,903,333
==============================================================================================================


LIFE & HEALTH INSURANCE-1.76%

  Metlife Short Term Funding LLC(b)                    0.33%     09/23/09           200,000        199,959,667
--------------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding LLC(b)                    0.35%     09/09/09           110,000        109,991,444
--------------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding LLC(b)                    0.35%     09/10/09           240,000        239,979,000
==============================================================================================================
                                                                                                   549,930,111
==============================================================================================================


MUNICIPAL COMMERCIAL PAPER-0.07%

  Texas Upper Trinity Regional Water District;
     Series 2009 A, Regional Treated Water Supply
     System Commercial Paper RN (LOC-Bank of
     America, N.A.)(d)                                 0.40%     09/15/09            22,350         22,350,000
==============================================================================================================


PACKAGED FOODS & MEATS-0.32%

  Nestle Capital Corp.(b)(c)                           0.70%     10/06/09           100,000         99,931,944
==============================================================================================================


REGIONAL BANKS-7.34%

  Abbey National North America LLC(c)                  0.31%     11/13/09           250,000        249,842,847
--------------------------------------------------------------------------------------------------------------
  Abbey National North America LLC(c)                  0.31%     11/18/09           120,000        119,919,400
--------------------------------------------------------------------------------------------------------------
  Banque et Caisse d'Epargne de l'Etat(c)              0.29%     12/09/09           150,000        149,880,375
--------------------------------------------------------------------------------------------------------------
  Banque et Caisse d'Epargne de l'Etat(c)              0.29%     12/14/09           100,000         99,916,222
--------------------------------------------------------------------------------------------------------------
  Banque et Caisse d'Epargne de l'Etat(c)              0.30%     10/19/09           200,000        199,920,000
--------------------------------------------------------------------------------------------------------------
  CBA (Delaware) Finance, Inc.(c)                      0.43%     09/15/09           100,000         99,983,278
--------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)                                   0.17%     09/09/09           155,000        154,994,144
--------------------------------------------------------------------------------------------------------------
  Fortis Funding LLC(b)(c)                             0.25%     09/22/09           100,000         99,985,417
--------------------------------------------------------------------------------------------------------------
  Fortis Funding LLC(b)(c)                             0.25%     09/25/09           100,000         99,983,333
--------------------------------------------------------------------------------------------------------------
  Fortis Funding LLC(b)(c)                             0.50%     02/25/10           200,000        199,508,333
--------------------------------------------------------------------------------------------------------------
  Nordea North America Inc.(c)                         0.20%     09/29/09           200,000        199,969,667
--------------------------------------------------------------------------------------------------------------
  Nordea North America Inc.(c)                         0.21%     09/29/09           100,000         99,984,056
--------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp.(b)(c)(e)                       0.23%     02/17/10           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp.(b)(c)                          0.34%     01/21/10           100,000         99,865,889
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

  Westpac Banking Corp.(b)(c)                          0.40%     02/17/10    $      225,000    $   224,577,500
==============================================================================================================
                                                                                                 2,298,330,461
==============================================================================================================
     Total Commercial Paper (Cost $16,104,120,342)                                              16,104,120,342
==============================================================================================================



CERTIFICATES OF DEPOSIT-28.54%

  ABN-AMRO Bank N.V.                                   0.33%     09/30/09           100,000        100,002,414
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                0.60%     12/11/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.01%     10/22/09           175,000        175,001,233
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.16%     09/09/09           100,000        100,000,222
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.18%     09/04/09           100,000        100,000,083
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.25%     10/15/09            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.26%     09/14/09           150,000        150,000,538
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.48%     10/08/09           200,000        200,002,040
--------------------------------------------------------------------------------------------------------------
  BNP Paribas (United Kingdom)(c)                      0.31%     11/10/09           300,000        300,002,913
--------------------------------------------------------------------------------------------------------------
  BNP Paribas (United Kingdom)(c)                      0.31%     11/12/09           100,000        100,000,995
--------------------------------------------------------------------------------------------------------------
  BNP Paribas                                          1.12%     10/14/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  BNP Paribas                                          1.41%     09/14/09           100,000        100,000,359
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.53%     03/01/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon (United Kingdom)(c)                           0.55%     12/22/09            25,000         25,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.58%     01/15/10           120,000        120,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.61%     02/05/10            50,000         50,002,171
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.65%     02/01/10            75,000         75,015,815
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.96%     08/09/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.96%     08/16/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon                                               1.12%     10/22/09           265,000        265,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon                                               1.40%     09/09/09            75,000         75,000,166
--------------------------------------------------------------------------------------------------------------
  Commonwealth Bank of Australia (United
     Kingdom)(c)                                       0.28%     12/28/09           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Commonwealth Bank of Australia (United
     Kingdom)(c)                                       0.30%     12/21/09           300,000        300,004,621
--------------------------------------------------------------------------------------------------------------
  Commonwealth Bank of Australia (United
     Kingdom)(c)                                       0.31%     12/01/09           200,000        200,005,051
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank AG                                     0.30%     10/26/09           150,000        150,000,000
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank AG                                     0.31%     11/17/09           200,000        200,004,273
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank AG                                     0.31%     11/23/09           250,000        250,005,757
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank AG(e)                                  1.00%     01/25/10           192,000        192,465,984
--------------------------------------------------------------------------------------------------------------
  Fortis Bank N.V./S.A.                                0.34%     12/31/09            85,000         85,002,854
--------------------------------------------------------------------------------------------------------------
  HSBC Bank PLC (United Kingdom)(c)                    1.46%     10/09/09           100,000        100,001,044
--------------------------------------------------------------------------------------------------------------
  Lloyds TSB Bank PLC                                  0.26%     10/20/09           300,000        300,004,081
--------------------------------------------------------------------------------------------------------------
  Lloyds TSB Bank PLC                                  0.28%     10/07/09           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Lloyds TSB Bank PLC                                  0.32%     09/09/09           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(c)     0.34%     12/30/09           100,000        100,006,656
--------------------------------------------------------------------------------------------------------------
  Nordea Bank A.B.                                     0.21%     09/21/09           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                   0.52%     05/21/10           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Rabobank Nederland(e)                                0.74%     03/12/10           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                   0.90%     09/28/09           150,000        150,000,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

  Rabobank Nederland                                   0.95%     10/14/09    $      150,000    $   150,000,000
--------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                   1.00%     09/14/09           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                 0.38%     05/28/10           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada(e)                              0.82%     12/16/09           150,000        150,000,000
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC                           0.32%     10/02/09           300,000        300,000,000
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC                           0.32%     10/05/09           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale                                     0.34%     12/04/09           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale                                     0.35%     12/07/09           265,000        265,015,670
--------------------------------------------------------------------------------------------------------------
  Societe Generale(e)(f)                               0.43%     04/05/10           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale                                     0.60%     09/11/09           150,000        150,000,000
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                0.50%     02/08/10            65,000         65,014,393
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                0.65%     04/09/10           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                0.95%     09/30/09            75,000         75,000,601
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.20%     11/16/09            75,000         75,000,000
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.30%     12/16/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.40%     12/11/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.47%     12/24/09            42,000         42,113,581
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.51%     11/12/09            75,000         75,001,483
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.85%     10/05/09           100,000        100,000,931
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.90%     10/02/09           125,000        125,001,061
==============================================================================================================
     Total Certificates of Deposit (Cost
       $8,934,676,990)                                                                           8,934,676,990
==============================================================================================================



VARIABLE RATE DEMAND NOTES-6.64%(f)

LETTER OF CREDIT ENHANCED-6.13%(d)

  A Mining Group, LLC; Series 2006, Incremental
     Taxable Bonds (LOC-Wells Fargo Bank, N.A.)        0.40%     06/01/29             4,100          4,100,000
--------------------------------------------------------------------------------------------------------------
  Alamogordo (City of), New Mexico (Gerald
     Champion Regional Medical Center); Series
     2007 A, Ref. Hospital Improvement RB
     (LOC-Bank of America, N.A.)                       0.33%     07/01/37            10,465         10,465,000
--------------------------------------------------------------------------------------------------------------
  Arizona (State of) Healthcare Facilities
     Authority (Catholic Healthcare West Loan
     Program); Series 2008 A, RB (LOC-Bank of
     America, N.A.)                                    0.27%     07/01/35            24,500         24,500,000
--------------------------------------------------------------------------------------------------------------
  Atlanticare Health Services, Inc.; Series 2003,
     Taxable Bonds (LOC-Wells Fargo Bank, N.A.)        0.40%     10/01/33               315            315,000
--------------------------------------------------------------------------------------------------------------
  Benjamin Rose Institute (The) (Kethley House);
     Series 2005, Taxable Notes (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.65%     12/01/28             4,700          4,700,000
--------------------------------------------------------------------------------------------------------------
  Blount (County of), Tennessee Health &
     Educational Facilities Board (Maryville
     College); Series 2007, RB (LOC-Bank of
     America, N.A.)                                    0.33%     04/01/32            10,600         10,600,000
--------------------------------------------------------------------------------------------------------------
  Brooke (County of), West Virginia County
     Commission (Bethany College); Series 2008 A,
     Commercial Development RB (LOC-PNC Bank,
     N.A.)                                             0.29%     12/01/37             4,050          4,050,000
--------------------------------------------------------------------------------------------------------------
  Bucks (County of), Pennsylvania Industrial
     Development Authority (Grand View Hospital);
     Series 2008 B, IDR (LOC-PNC Bank, N.A.)           0.25%     07/01/39             8,555          8,555,000
--------------------------------------------------------------------------------------------------------------
  Butler (County of), Ohio (LifeSphere); Series
     2007, Healthcare Facilities Improvement RB
     (LOC-U.S. Bank, N.A.)                             0.28%     05/01/30             3,530          3,530,000
--------------------------------------------------------------------------------------------------------------
  Centerville (City of), Ohio (Bethany Lutheran
     Village Continuing Care Facility Expansion);
     Series 2007 B, Health Care RB (LOC-PNC Bank,
     N.A.)                                             0.29%     11/01/40            22,270         22,270,000
--------------------------------------------------------------------------------------------------------------
  Central Michigan University Board of Trustees;
     Series 2008 A, Ref. General RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.22%     10/01/32             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Charlotte (City of), North Carolina (NASCAR Hall
     of Fame Facilities); Series 2009 D, Taxable
     COP (LOC-Bank of America, N.A.)                   0.45%     06/01/35            15,000         15,000,000
--------------------------------------------------------------------------------------------------------------
  Chatham Capital Corp.; Series 2000, Taxable
     Notes (LOC-JPMorgan Chase Bank, N.A.)             0.32%     07/01/20             3,700          3,700,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Chester (County of), Pennsylvania Industrial
     Development Authority (Archdiocese of
     Philadelphia); Series 2001, IDR (LOC-Wells
     Fargo Bank, N.A.)                                 0.22%     07/01/31    $       40,700    $    40,700,000
--------------------------------------------------------------------------------------------------------------
  Cobb (County of), Georgia Kennestone Hospital
     Authority (WellStar Health System, Inc.);
     Sub. Series 2005 A, Anticipation Ctfs. RB
     (LOC-Bank of America, N.A.)                       0.35%     04/01/40             7,500          7,500,000
--------------------------------------------------------------------------------------------------------------
  Cohasset (City of), Minnesota (Minnesota Power &
     Light Company); Series 1997 A, Ref. RB
     (LOC-Bank of America, N.A.)                       0.33%     06/01/20             6,900          6,900,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Bethany Lutheran
     School); Series 2008, RB (LOC-U.S. Bank,
     N.A.)                                             0.28%     11/01/38             3,650          3,650,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (King's Way Christian
     School); Series 2009, RB (LOC-U.S. Bank,
     N.A.)                                             0.28%     04/15/39             5,420          5,420,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Lutheran Church
     Extension Fund-Missouri Synod Loan Program);
     Series 2008, RB (LOC-Bank of America, N.A.)       0.25%     05/15/38             7,300          7,300,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Parker & Denver High
     Schools); Series 2006, RB (LOC-Bank of
     America, N.A.)                                    0.25%     12/01/36             2,600          2,600,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Western Christian
     Schools); Series 2009, RB (LOC-U.S. Bank,
     N.A.)                                             0.28%     07/01/39             4,875          4,875,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Bethesda Living Centers); Series 1999, RB
     (LOC-Bank of America, N.A.)                       0.28%     08/15/30             8,140          8,140,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Exempla, Inc.); Series 2009 A, RB (LOC-U.S.
     Bank, N.A.)                                       0.20%     01/01/39             6,980          6,980,000
--------------------------------------------------------------------------------------------------------------
  Columbus (City of), Ohio Regional Airport
     Authority (OASBO Expanded Asset Pooled
     Financing Program); Sr. Series 2004 A,
     Capital Funding RB (LOC-U.S. Bank, N.A.)          0.30%     03/01/34             8,725          8,725,000
--------------------------------------------------------------------------------------------------------------
  Connecticut (State of) Health & Educational
     Facilities Authority (Yale-New Haven
     Hospital, Inc.);
     Series 2008 K-1, RB (LOC-JPMorgan Chase Bank,
     N.A.)                                             0.22%     07/01/25            23,055         23,055,000
--------------------------------------------------------------------------------------------------------------
     Series 2008 L-1, RB (LOC-Bank of America,
     N.A.)                                             0.22%     07/01/36            27,030         27,030,000
--------------------------------------------------------------------------------------------------------------
  Coshocton (County of), Ohio (Coshocton County
     Memorial Hospital); Series 1999, Hospital
     Facilities RB (LOC-JPMorgan Chase Bank, N.A.)     0.27%     03/01/19             3,030          3,030,000
--------------------------------------------------------------------------------------------------------------
  Dearborn (County of), Indiana (Dearborn County
     Hospital); Series 2006, Economic Development
     RB (LOC-JPMorgan Chase Bank, N.A.)                0.32%     04/01/36             7,450          7,450,000
--------------------------------------------------------------------------------------------------------------
  DeKalb, Newton, & Gwinnett (Counties of),
     Georgia Joint Development Authority (GGC Real
     Estate Parking I, LLC); Series 2007,
     Incremental Draw RB (LOC-Wells Fargo Bank,
     N.A.)                                             0.28%     06/01/32             5,385          5,385,000
--------------------------------------------------------------------------------------------------------------
  DeKalb, Newton, & Gwinnett (Counties of),
     Georgia Joint Development Authority (GPC Real
     Estate Student Support I, LLC); Series 2007,
     Incremental Draw RB (LOC-Wells Fargo Bank,
     N.A.)                                             0.28%     06/01/35             5,475          5,475,000
--------------------------------------------------------------------------------------------------------------
  Delaware (State of) Economic Development
     Authority (Goodwill Industries of Delaware &
     Delaware County, Inc.); Series 2006, RB
     (LOC-PNC Bank, N.A.)                              0.29%     09/01/36             3,945          3,945,000
--------------------------------------------------------------------------------------------------------------
  Delaware (State of) Economic Development
     Authority (YMCA of Delaware); Series 2007, RB
     (LOC-PNC Bank, N.A.)                              0.29%     05/01/36             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  District of Columbia (Hogar Hispano, Inc.);
     Series 2005, RB (LOC-Bank of America, N.A.)       0.33%     03/01/30            15,890         15,890,000
--------------------------------------------------------------------------------------------------------------
  District of Columbia (John F. Kennedy Center for
     the Performing Arts); Series 2008, RB
     (LOC-Bank of America, N.A.)                       0.33%     10/01/29            11,230         11,230,000
--------------------------------------------------------------------------------------------------------------
  District of Columbia; Series 1998 A, Pooled Loan
     Program RB (LOC-Bank of America, N.A.)(b)         0.33%     01/01/29             9,462          9,462,000
--------------------------------------------------------------------------------------------------------------
  Douglas (County of), Nebraska Hospital Authority
     No. 2 (Children's Hospital Obligated Group);
     Series 2008 A, Ref. Health Facilities RB
     (LOC-U.S. Bank, N.A.)                             0.20%     08/15/32             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Erie (City of), Pennsylvania Higher Education
     Building Authority (Gannon University);
     Series 1998 F, RB (LOC-PNC Bank, N.A.)            0.29%     07/01/13             4,040          4,040,000
--------------------------------------------------------------------------------------------------------------
  Franklin (County of), Ohio (Doctors Ohio Health
     Corp.); Sub. Series 1998 B, Hospital
     Facilities RB (LOC-PNC Bank, N.A.)                0.29%     12/01/28             6,660          6,660,000
--------------------------------------------------------------------------------------------------------------
  Fredericksburg (City of), Virginia Economic
     Development Authority (Student Housing &
     Economic Development-Eagle Village I); Series
     2009 B, Taxable RB (LOC-Bank of America,
     N.A.)                                             0.46%     09/01/41             7,110          7,110,000
--------------------------------------------------------------------------------------------------------------
  Gillette (City of), Wyoming (Pacificorp); Series
     1988, Ref. PCR (LOC-Barclays Bank PLC)(c)         0.25%     01/01/18            21,175         21,175,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Grand Valley State University Board of Trustees,
     Michigan; Series 2008 B, Ref. General RB
     (LOC-U.S. Bank, N.A.)                             0.17%     06/01/19    $        6,000    $     6,000,000
--------------------------------------------------------------------------------------------------------------
  Hamilton (County of), Ohio (Cincinnati
     Children's Hospital Medical Center); Series
     2007 M, Hospital Facilities RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.20%     05/15/37            22,540         22,540,000
--------------------------------------------------------------------------------------------------------------
  Harris (County of), Texas Cultural Education
     Facilities Finance Corp. (Baylor College of
     Medicine); Series 2008 E, Ref. Medical
     Facilities RB (LOC-JPMorgan Chase Bank, N.A.)     0.25%     11/15/35            37,500         37,500,000
--------------------------------------------------------------------------------------------------------------
  Harris (County of), Texas Cultural Education
     Facilities Finance Corp. (Memorial Hermann
     Healthcare System); Series 2008 C, Ref.
     Hospital RB (LOC-Wells Fargo Bank, N.A.)          0.24%     06/01/24            25,000         25,000,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (James Jordan Boys & Girls Club and
     Family Life Center); Series 1995, RB
     (LOC-Bank of America N.A., JPMorgan Chase
     Bank, N.A.)(b)                                    0.32%     08/01/30             4,700          4,700,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Lyric Opera of Chicago); Series
     1994, RB (LOC-Harris N.A., JPMorgan Chase
     Bank, N.A., Northern Trust Co.)                   0.17%     12/01/28            14,800         14,800,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Sinai Community Institute, Inc.);
     Series 1997, RB (LOC-Bank of America,
     N.A.)(b)                                          0.35%     03/01/22             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Westside Health Authority); Series
     2003, RB (LOC-Bank of America, N.A.)              0.33%     12/01/29             2,610          2,610,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Field Museum of Natural History);
     Series 1998, RB (LOC-Bank of America, N.A.)       0.29%     11/01/32            11,900         11,900,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Museum of Science & Industry);
     Series 1992, RB (LOC-JPMorgan Chase Bank,
     N.A.)                                             0.32%     10/01/26            14,600         14,600,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (St. Xavier University); Series
     2002 A, RB (LOC-Bank of America, N.A.)            0.33%     10/01/32             6,450          6,450,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Commonwealth Edison Co.); Series 2008 D,
     Ref. PCR (LOC-JPMorgan Chase Bank, N.A.)          0.25%     03/01/20             7,800          7,800,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Edward
     Hospital Obligated Group); Series 2008 B-1,
     Ref. RB (LOC-JPMorgan Chase Bank, N.A.)           0.24%     02/01/40            10,000         10,000,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Elmhurst
     College); Series 2007, RB (LOC-Bank of
     America, N.A.)                                    0.33%     02/01/42            12,500         12,500,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (OSF
     Healthcare System); Series 2009 B, RB
     (LOC-PNC Bank, N.A.)                              0.27%     11/15/37             7,200          7,200,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (The
     Children's Memorial Hospital); Series 2008 C,
     RB (LOC-JPMorgan Chase Bank, N.A.)                0.24%     08/15/25            35,045         35,045,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (University of Chicago Medical Center);
     Series 2009 E-1, RB (LOC-JPMorgan Chase Bank,
     N.A.)                                             0.13%     08/01/43             8,500          8,500,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Peace Memorial Ministries); Series 2003 B,
     RB (LOC-Bank of America, N.A.)                    0.33%     08/15/33             9,155          9,155,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Rehabilitation Institute of Chicago); Series
     1997, RB (LOC-Bank of America, N.A.)              0.32%     04/01/32             5,300          5,300,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 B, RB (LOC-Bank of America, N.A.)     0.18%     08/01/20             8,000          8,000,000
--------------------------------------------------------------------------------------------------------------
     Series 1985 C, RB (LOC-JPMorgan Chase Bank,
     N.A.)                                             0.32%     08/01/15            25,950         25,950,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Riverside Health System); Series 1994, RB
     (LOC-Bank of America, N.A.)                       0.32%     11/01/19             6,200          6,200,000
--------------------------------------------------------------------------------------------------------------
  Independence (City of), Missouri Industrial
     Development Authority (The Groves & Graceland
     College Nursing Arts Center); Series 1997 A,
     IDR (LOC-Bank of America, N.A.)                   0.33%     11/01/27            13,930         13,930,000
--------------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indiana Historical Society, Inc.); Series
     1997, Educational Facilities RB (LOC-JPMorgan
     Chase Bank, N.A.)(b)                              0.32%     08/01/31            14,900         14,900,000
--------------------------------------------------------------------------------------------------------------
  Indiana (State of) Finance Authority (Community
     Health Network, Inc.); Series 2009 B,
     Hospital RB (LOC-PNC Bank, N.A.)                  0.25%     07/01/39            15,000         15,000,000
--------------------------------------------------------------------------------------------------------------
  Indiana (State of) Finance Authority (Deaconess
     Health System, Inc. Obligated Group); Series
     2009 B, Hospital RB (LOC-Bank of America,
     N.A.)                                             0.35%     03/01/39            40,000         40,000,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Indiana (State of) Finance Authority (Parkview
     Health System Obligated Group);
     Series 2009 B, Hospital RB (LOC-PNC Bank,
     N.A.)                                             0.26%     11/01/39    $       16,495    $    16,495,000
--------------------------------------------------------------------------------------------------------------
     Series 2009 C, Hospital RB (LOC-Wells Fargo
     Bank, N.A.)                                       0.25%     11/01/39            10,655         10,655,000
--------------------------------------------------------------------------------------------------------------
  Indiana (State of) Health & Educational Facility
     Financing Authority (Howard Regional Health
     System); Series 2005, Hospital RB (LOC-
     Harris N.A.)                                      0.20%     01/01/35            10,000         10,000,000
--------------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Community Hospitals);
     Series 2000 A, RB (LOC-Bank of America, N.A.)     0.33%     07/01/28             7,300          7,300,000
--------------------------------------------------------------------------------------------------------------
     Series 2000 B, RB (LOC-Bank of America, N.A.)     0.33%     07/01/28             6,075          6,075,000
--------------------------------------------------------------------------------------------------------------
  Iowa (State of) Higher Education Loan Authority
     (Luther College); Series 2008, Private
     College Facility RB (LOC-Harris N.A.)             0.28%     12/01/38             5,500          5,500,000
--------------------------------------------------------------------------------------------------------------
  Jackson (City of), Tennessee Energy Authority;
     Series 2009, Ref. Water System RB (LOC-U.S.
     Bank, N.A.)                                       0.23%     12/01/23             3,600          3,600,000
--------------------------------------------------------------------------------------------------------------
  Lancaster (County of), Nebraska Hospital
     Authority No. 1 (BryanLGH Medical Center);
     Series 2008 B-1, Ref. RB (LOC-U.S. Bank,
     N.A.)                                             0.20%     06/01/31            14,615         14,615,000
--------------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (CHRISTUS Health Obligated Group); Series
     2009 B-3, Ref. RB (LOC-Bank of New York
     Mellon)                                           0.20%     07/01/47             3,000          3,000,000
--------------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (Dynamic Fuels, LLC); Series 2008, RB
     (LOC-JPMorgan Chase Bank, N.A.)                   0.12%     10/01/33            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
  Louisiana (State of); Series 2009 A-1, Gasoline
     & Fuels Tax Second Lien RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.20%     05/01/43            40,000         40,000,000
--------------------------------------------------------------------------------------------------------------
  Louisiana State University & Agricultural &
     Mechanical College Board of Supervisors;
     Series 2002, Auxiliary RB (LOC-BNP
     Paribas)(c)                                       0.25%     07/01/32            10,590         10,590,000
--------------------------------------------------------------------------------------------------------------
  Luzerne (County of), Pennsylvania; Series 2004,
     GO (LOC-PNC Bank, N.A.)                           0.29%     11/01/14             6,385          6,385,000
--------------------------------------------------------------------------------------------------------------
  Lyndhurst (City of), Ohio (Hawken School);
     Series 2002, Economic Development RB (LOC-PNC
     Bank, N.A.)                                       0.29%     05/01/27             4,695          4,695,000
--------------------------------------------------------------------------------------------------------------
  Manatee (County of), Florida (St. Stephen's
     Upper School); Series 2000, RB (LOC-Bank of
     America, N.A.)                                    0.33%     11/01/25             4,600          4,600,000
--------------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Odenton Christian
     School); Series 2008, RB (LOC-PNC Bank, N.A.)     0.28%     07/01/33             3,590          3,590,000
--------------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (University of Maryland
     Medical System);
     Series 2007 A, RB (LOC-Wells Fargo Bank,
     N.A.)                                             0.22%     07/01/34             9,885          9,885,000
--------------------------------------------------------------------------------------------------------------
     Series 2007 B, RB (LOC-Bank of America, N.A.)     0.30%     07/01/34            20,795         20,795,000
--------------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Villa Julie College);
     Series 2005, RB (LOC-Bank of America, N.A.)       0.30%     07/01/30            55,865         55,865,000
--------------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority; Series 1994 D, Pooled
     Loan Program RB (LOC-Bank of America,
     N.A.)(b)                                          0.30%     01/01/29            40,790         40,790,000
--------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Abby Kelley Foster Charter Public
     School); Series 2008, RB (LOC-TD Bank, N.A.)      0.27%     09/01/38             4,900          4,900,000
--------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Brandon Residential Treatment Center,
     Inc.); Series 2003, RB (LOC-TD Bank, N.A.)        0.27%     04/01/28             5,895          5,895,000
--------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Dana-Farber Cancer
     Institute); Series 2008 L-1, RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.22%     12/01/46            26,800         26,800,000
--------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Housing Finance Agency
     (Avalon at Crane Brook); Series 2006 A,
     Taxable RB (LOC-JPMorgan Chase Bank, N.A.)        0.32%     04/01/36            21,010         21,010,000
--------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Housing Finance Agency;
     Series 2009 B, Taxable Bonds (LOC-Bank of
     America, N.A.)                                    0.46%     01/01/44            10,008         10,008,000
--------------------------------------------------------------------------------------------------------------
  Michigan (State of) Higher Education Facilities
     Authority (Calvin College); Series 2007 A,
     Ref. Limited Obligation RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.23%     09/01/37             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (McLaren Health Care Corp.);
     Series 2008 B-2, Ref. RB (LOC-JPMorgan Chase
     Bank, N.A.)                                       0.24%     10/15/30            16,550         16,550,000
--------------------------------------------------------------------------------------------------------------
     Series 2008 B-3, Ref. RB (LOC-JPMorgan Chase
     Bank, N.A.)                                       0.24%     10/15/38            26,400         26,400,000
--------------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (The Roper
     School); Series 2002, Limited Obligation RB
     (LOC-Bank of America, N.A.)(b)                    0.33%     05/01/32             3,195          3,195,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Minneapolis (City of), Minnesota (Fairview
     Health Services); Series 2008 C, Health Care
     System RB (LOC-Wells Fargo Bank, N.A.)            0.20%     11/15/47    $       26,075    $    26,075,000
--------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Petal Gas Storage, LLC); Series 2007, Gulf
     Opportunity Zone IDR (LOC-Deutsche Bank
     AG)(c)                                            0.28%     08/01/34             9,500          9,500,000
--------------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Lutheran Church
     Extension Fund-Missouri Synod Loan Program);
     Series 2004 A, RB (LOC-Bank of America, N.A.)     0.25%     07/01/29             7,645          7,645,000
--------------------------------------------------------------------------------------------------------------
  Monroe (County of), New York Industrial
     Development Agency (Margaret Woodbury Strong
     Museum); Series 2005, Civic Facility IDR
     (LOC-JPMorgan Chase Bank, N.A.)                   0.20%     04/01/35            16,750         16,750,000
--------------------------------------------------------------------------------------------------------------
  Montgomery (County of), Ohio (The Dayton Art
     Institute); Series 1996, Economic Development
     RB (LOC-U.S. Bank, N.A.)                          0.29%     05/01/26             4,300          4,300,000
--------------------------------------------------------------------------------------------------------------
  Montgomery (County of), Pennsylvania Industrial
     Development Authority (Archdiocese of
     Philadelphia); Series 2008 A, IDR (LOC-PNC
     Bank, N.A.)                                       0.25%     11/01/38            13,500         13,500,000
--------------------------------------------------------------------------------------------------------------
  Moon (Township of), Pennsylvania Industrial
     Development Authority (Providence Point);
     Series 2007, First Mortgage IDR (LOC-Lloyds
     TSB Bank PLC)(c)                                  0.30%     07/01/38            67,780         67,780,001
--------------------------------------------------------------------------------------------------------------
  Moon (Township of), Pennsylvania Industrial
     Development Authority (YMCA of Greater
     Pittsburgh); Series 2005, Community
     Facilities IDR (LOC-PNC Bank, N.A.)               0.29%     06/01/25             3,820          3,820,000
--------------------------------------------------------------------------------------------------------------
  Morton Grove (Village of), Illinois (Illinois
     Holocaust Museum & Educational Center);
     Series 2006, Cultural Facility RB (LOC-Bank
     of America, N.A.)                                 0.30%     12/01/41             4,250          4,250,000
--------------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Exeter Hospital
     Obligated Group); Series 2003, Healthcare RB
     (LOC-Bank of America, N.A.)                       0.30%     10/01/33            15,835         15,835,000
--------------------------------------------------------------------------------------------------------------
  New Jersey (State of) Economic Development
     Authority (Job Haines Home for Aged People);
     Series 1998, RB (LOC-PNC Bank, N.A.)              0.28%     02/01/28             1,000          1,000,000
--------------------------------------------------------------------------------------------------------------
  New York (State of) Dormitory Authority (St.
     John's University); Series 2008 A, RB
     (LOC-JPMorgan Chase Bank, N.A.)                   0.15%     07/01/30            34,525         34,525,000
--------------------------------------------------------------------------------------------------------------
  Newport (City of), Kentucky (Kentucky League of
     Cities Funding Trust); Series 2002, Lease
     Program RB (LOC-U.S. Bank, N.A.)                  0.19%     04/01/32            12,900         12,900,000
--------------------------------------------------------------------------------------------------------------
  Norfolk (City of), Virginia Redevelopment &
     Housing Authority (E2F Student Housing I,
     LLC); Series 2005, RB (LOC-Bank of America,
     N.A.)                                             0.33%     07/01/34             6,625          6,625,000
--------------------------------------------------------------------------------------------------------------
  Norfolk (City of), Virginia Redevelopment &
     Housing Authority (Norfolk Housing, LLC-The
     District at ODU); Series 2009, Taxable RB
     (LOC-Bank of America, N.A.)                       0.46%     09/01/39            22,905         22,905,000
--------------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Agency (St. Mary's School); Series 2006, RB
     (LOC-Wells Fargo Bank, N.A.)                      0.33%     09/01/27            17,455         17,455,000
--------------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Elon College); Series 1997,
     RB (LOC-Bank of America, N.A.)                    0.35%     01/01/19             8,840          8,840,000
--------------------------------------------------------------------------------------------------------------
  Northeastern Pennsylvania (Region of) Hospital &
     Education Authority (Commonwealth Medical
     College); Series 2009, RB (LOC-PNC Bank,
     N.A.)                                             0.25%     09/01/34            11,425         11,425,000
--------------------------------------------------------------------------------------------------------------
  Ohio (State of) (Ohio Dominican University);
     Series 2007, Higher Educational Facility RB
     (LOC-JPMorgan Chase Bank, N.A.)                   0.28%     12/01/37             5,330          5,330,000
--------------------------------------------------------------------------------------------------------------
  Palm Beach (County of), Florida (The Raymond F.
     Kravis Center for the Performing Arts, Inc.);
     Series 2002, RB (LOC-Northern Trust Co.)          0.28%     07/01/32             2,700          2,700,000
--------------------------------------------------------------------------------------------------------------
  Palm Beach (County of), Florida Housing Finance
     Authority (Emerald Bay Club Apartments);
     Series 2004, Ref. MFH RB (LOC-Wells Fargo
     Bank, N.A.)                                       0.28%     06/01/30             5,500          5,500,000
--------------------------------------------------------------------------------------------------------------
  Parma (City of), Ohio (The Parma Community
     General Hospital Association); Series 2006 A,
     RB (LOC-JPMorgan Chase Bank, N.A.)                0.29%     11/01/29             4,445          4,445,000
--------------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Springside School);
     Series 2000 J-4, RB (LOC-PNC Bank, N.A.)          0.29%     11/01/30             4,900          4,900,000
--------------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Messiah
     College); Series 2001 I-4, RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.27%     11/01/31            10,445         10,445,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Washington &
     Jefferson College); Series 1999 E-5, RB
     (LOC-PNC Bank, N.A.)                              0.29%     11/01/29    $        6,300    $     6,300,000
--------------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Turnpike Commission;
     Series 2008 B-1, Turnpike Multi-modal RB
     (LOC-Bank of America, N.A.)                       0.30%     12/01/38            10,400         10,400,000
--------------------------------------------------------------------------------------------------------------
  Portland (Port of), Oregon (Portland Bulk
     Terminals, LLC); Series 2006, Ref. Special
     Obligation RB (LOC-Canadian Imperial Bank of
     Commerce)(c)(g)                                   0.35%     03/01/36            11,000         11,000,000
--------------------------------------------------------------------------------------------------------------
  Prince Georges (County of), Maryland (Collington
     Episcopal Life Care Community, Inc.); Series
     2006 B, Ref. RB (LOC-Bank of America, N.A.)       0.28%     04/01/28            23,310         23,310,000
--------------------------------------------------------------------------------------------------------------
  R.G. Ray Corp.; Series 2000, Taxable RB
     (LOC-Bank of America, N.A.)                       0.45%     01/01/15             1,885          1,885,000
--------------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (Care New England Health
     System); Series 2008 A, Health Financing RB
     (LOC-JPMorgan Chase Bank, N.A.)                   0.23%     09/01/32            21,945         21,945,000
--------------------------------------------------------------------------------------------------------------
  Richland (City of), Washington; Series 1996,
     Golf Enterprise RB (LOC-Bank of America,
     N.A.)                                             0.32%     12/01/21             2,300          2,300,000
--------------------------------------------------------------------------------------------------------------
  Richland (County of), Ohio (Wesleyan Senior
     Living Obligated Group); Series 2004 A, Ref.
     Health Care Facilities RB (LOC-JPMorgan Chase
     Bank, N.A.)                                       0.28%     11/01/27            15,975         15,975,000
--------------------------------------------------------------------------------------------------------------
  Sarasota (County of), Florida (The Glenridge on
     Palmer Ranch, Inc.); Series 2006, Ref.
     Continuing Care Retirement Community RB
     (LOC-Lloyds TSB Bank PLC)(c)                      0.28%     06/01/36            10,300         10,300,000
--------------------------------------------------------------------------------------------------------------
  Shelby (County of), Tennessee Health,
     Educational & Housing Facility Board
     (Trezevant Manor); Series 2007 A, RB
     (LOC-Bank of America, N.A.)                       0.29%     09/01/39             7,225          7,225,000
--------------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (John Ancrum Society
     for Prevention of Cruelty to Animals); Series
     2007, RB (LOC-Bank of America, N.A.)              0.33%     08/01/27             4,100          4,100,000
--------------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Sisters of Charity
     Providence Hospitals); Series 2002, RB
     (LOC-Wells Fargo Bank, N.A.)                      0.29%     11/01/32            36,360         36,360,000
--------------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (YMCA of Columbia, SC);
     Series 2006, RB (LOC-Bank of America, N.A.)       0.33%     10/01/28             4,380          4,380,000
--------------------------------------------------------------------------------------------------------------
  South Dakota (State of) Health & Educational
     Facilities Authority (Regional Health, Inc.);
     Series 2008, RB (LOC-U.S. Bank, N.A.)             0.20%     09/01/27             8,500          8,500,000
--------------------------------------------------------------------------------------------------------------
  St. Charles (County of), Missouri Public Water
     Supply District No. 2; Series 2005 A, COP
     (LOC-Bank of America, N.A.)                       0.33%     12/01/33            11,820         11,820,000
--------------------------------------------------------------------------------------------------------------
  St. Jean Industries, Inc.; Series 2006, Taxable
     Notes (LOC-General Electric Capital Corp.)(b)     1.10%     10/01/21             8,400          8,400,000
--------------------------------------------------------------------------------------------------------------
  Tarrant (County of), Texas Cultural Education
     Facilities Finance Corp. (CHRISTUS Health);
     Series 2008 C-4, Ref. RB (LOC-Bank of
     America, N.A.)                                    0.32%     07/01/47            20,345         20,345,000
--------------------------------------------------------------------------------------------------------------
  Troy (City of), New York Industrial Development
     Authority (Rensselaer Polytechnic Institute);
     Series 2002 B, Civic Facility IDR
     (LOC-JPMorgan Chase Bank, N.A.)                   0.22%     09/01/42            34,100         34,100,000
--------------------------------------------------------------------------------------------------------------
  University of Virginia Real Estate Foundation;
     Series 2001, Taxable Bonds (LOC-Wells Fargo
     Bank, N.A.)(b)                                    0.40%     07/01/26            41,060         41,060,000
--------------------------------------------------------------------------------------------------------------
  Virginia (State of) Small Business Financing
     Authority (Hampton Roads Proton Beam Therapy
     Institute at Hampton University, LLC); Series
     2008 A, RB (LOC-PNC Bank, N.A.)                   0.29%     12/01/38            16,250         16,250,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Economic Development
     Finance Authority (Benaroya Research
     Institute at Virginia Mason); Series 2006 C,
     Ref. RB (LOC-Bank of America, N.A.)               0.28%     06/01/29             7,550          7,550,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (National Healthcare, Research &
     Education Finance Corp.); Series 2000, Lease
     RB (LOC-BNP Paribas)(c)                           0.27%     01/01/32            13,000         13,000,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Swedish Health Services); Series
     2009 C, RB (LOC-U.S. Bank, N.A.)                  0.20%     11/15/39            33,000         33,000,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Nikkei Concerns); Series 1994, Non-profit RB
     (LOC-U.S. Bank, N.A.)                             0.27%     10/01/19             3,630          3,630,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (The Bush School); Series 2006, Non-profit RB
     (LOC-Bank of America, N.A.)                       0.30%     04/01/34            20,370         20,370,000
--------------------------------------------------------------------------------------------------------------
  Westmoreland (County of), Pennsylvania
     Industrial Development Authority (Greensburg
     Thermal, LLC); Series 2005 A, Ref. IDR
     (LOC-PNC Bank, N.A.)                              0.29%     12/01/24             3,715          3,715,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Williamstown (City of), Kentucky (Kentucky
     League of Cities Funding Trust);
     Series 2008 A, Lease Program RB (LOC-U.S.
     Bank, N.A.)                                       0.19%     07/01/38    $        3,600    $     3,600,000
--------------------------------------------------------------------------------------------------------------
     Series 2008 B, Lease Program RB (LOC-U.S.
     Bank, N.A.)                                       0.19%     12/01/38             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Benevolent Corp. Cedar
     Community); Series 2007, RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.32%     06/01/37             6,900          6,900,000
--------------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Goodwill Industries of
     Southeastern Wisconsin, Inc.); Series 2009,
     RB (LOC-U.S. Bank, N.A.)                          0.28%     06/01/39             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Meriter Hospital,
     Inc.); Series 2008 A, RB (LOC-U.S. Bank,
     N.A.)                                             0.18%     12/01/24             5,600          5,600,000
--------------------------------------------------------------------------------------------------------------
  Yavapai (County of), Arizona Industrial
     Development Authority (Northern Arizona
     Healthcare System); Series 2008 B, Hospital
     Facilities IDR (LOC-Banco Bilbao Vizcaya
     Argentaria, S.A.)(c)                              0.26%     12/01/39             3,000          3,000,000
==============================================================================================================
                                                                                                 1,920,055,001
==============================================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-0.51%

  Allegheny (County of), Pennsylvania Hospital
     Development Authority (UPMC Senior
     Communities, Inc.); Series 2003, RB
     (CEP-Federal National Mortgage Association)       0.28%     07/15/28             2,825          2,825,000
--------------------------------------------------------------------------------------------------------------
  Arlington (County of), Virginia Industrial
     Development Authority (Woodbury Park
     Apartments); Series 2005 A, Ref. MFH IDR
     (CEP-Federal Home Loan Mortgage Corp.)            0.28%     03/01/35            13,185         13,185,000
--------------------------------------------------------------------------------------------------------------
  Cobb (County of), Georgia Housing Authority
     (Post Apartment Homes, L.P.); Series 1995,
     MFH RB (CEP-Federal National Mortgage
     Association)                                      0.28%     06/01/25             7,625          7,625,000
--------------------------------------------------------------------------------------------------------------
  DeKalb (County of), Georgia Housing Authority
     (Clairmont Crest); Series 1995, Ref. MFH RB
     (CEP-Federal National Mortgage Association)       0.25%     06/15/25             7,840          7,840,000
--------------------------------------------------------------------------------------------------------------
  Delaware (County of), Pennsylvania Industrial
     Development Authority (Resource Recovery
     Facility); Series 1997 G, Ref. IDR
     (CEP-General Electric Capital Corp.)              0.26%     12/01/31            30,605         30,605,000
--------------------------------------------------------------------------------------------------------------
  Duval (County of), Florida Housing Finance
     Authority (The Glades Apartments); Series
     2002, Ref. MFH Mortgage RB (CEP-Federal Home
     Loan Mortgage Corp.)                              0.28%     10/01/32             4,275          4,275,000
--------------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Tuscany Pointe Apartments); Series 2005 D,
     Ref. MFH Mortgage RB (CEP-Federal National
     Mortgage Association)                             0.28%     11/15/35            10,990         10,990,000
--------------------------------------------------------------------------------------------------------------
  Indianapolis (City of), Indiana (Capital Place
     Apartments, Covington Square Apartments & The
     Woods at Oak Crossing); Series 2008, MFH RB
     (CEP-Federal National Mortgage Association)       0.25%     05/15/38            16,000         16,000,000
--------------------------------------------------------------------------------------------------------------
  Jackson (County of), Mississippi (Chevron U.S.A.
     Inc.);
     Series 1992, Ref. PCR                             0.12%     12/01/16            16,900         16,900,000
--------------------------------------------------------------------------------------------------------------
     Series 1993, Ref. Port Facility RB                0.12%     06/01/23            18,135         18,135,000
--------------------------------------------------------------------------------------------------------------
  Kansas (State of) Development Finance Authority
     (Oak Ridge Park Phase I Apartments); Series
     2009 D, Ref. MFH RB (CEP-Federal Home Loan
     Mortgage Corp.)(g)                                0.40%     04/01/44             2,690          2,690,000
--------------------------------------------------------------------------------------------------------------
  Montgomery (County of), Pennsylvania
     Redevelopment Authority (Forge Gate
     Apartments); Series 2001 A, MFH RB
     (CEP-Federal National Mortgage Association)       0.25%     08/15/31             2,425          2,425,000
--------------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of),
     Tennessee Metropolitan Government Industrial
     Development Board (Summit Apartments); Series
     2006, Ref. IDR (CEP-Federal National Mortgage
     Association)                                      0.28%     07/15/36             6,825          6,825,000
--------------------------------------------------------------------------------------------------------------
  New York (City of) Housing Development Corp.
     (155 West 21st Street Development); Series
     2007 B, Taxable MFH Rental RB (CEP-Federal
     National Mortgage Association)                    0.27%     11/15/37             1,250          1,250,000
--------------------------------------------------------------------------------------------------------------
  Phoenix (City of), Arizona Industrial
     Development Authority (Del Mar Terrace
     Apartments); Series 1999 A, Ref. MFH IDR
     (CEP-Federal Home Loan Mortgage Corp.)            0.25%     10/01/29             9,800          9,800,000
--------------------------------------------------------------------------------------------------------------
  Smyrna (City of), Georgia Housing Authority (The
     Gardens of Post Village); Series 1996, MFH RB
     (CEP-Federal National Mortgage Association)       0.28%     06/01/25             2,800          2,800,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Lake City Senior Apartments); Series 2009,
     Ref. MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)                                            0.28%     07/01/44             4,000          4,000,000
==============================================================================================================
                                                                                                   158,170,000
==============================================================================================================
     Total Variable Rate Demand Notes (Cost
       $2,078,225,001)                                                                           2,078,225,001
==============================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------

MEDIUM-TERM NOTES-3.99%

  BBVA U.S. Senior S.A. Unipersonal, Sr. Unsec.
     Gtd. Unsub. Floating Rate MTN(b)(c)(e)            0.69%     03/12/10    $       64,000    $    64,028,672
--------------------------------------------------------------------------------------------------------------
  BP Capital Markets PLC, Sr. Unsec. Gtd. Unsub.
     Global Notes(c)                                   4.88%     03/15/10            33,350         34,160,814
--------------------------------------------------------------------------------------------------------------
  General Electric Capital Corp.-Series A, Sr.
     Unsec. Floating Rate Global MTN(e)                0.75%     12/15/09           100,000        100,052,904
--------------------------------------------------------------------------------------------------------------
  ING Bank N.V., Sr. Unsec. Floating Rate
     MTN(b)(c)(e)                                      0.92%     09/16/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  JPMorgan Chase & Co., Sr. Unsec. Floating Rate
     MTN(e)                                            0.79%     10/02/09            70,000         70,031,620
--------------------------------------------------------------------------------------------------------------
  Procter & Gamble International Funding S.C.A.,
     Sr. Unsec. Gtd. Floating Rate MTN(e)              0.71%     02/08/10            80,000         80,000,000
--------------------------------------------------------------------------------------------------------------
  Rabobank Nederland,
     Sr. Unsec. Putable Floating Rate Global
     MTN(b)(c)(e)                                      0.26%     10/07/09           150,000        150,000,000
--------------------------------------------------------------------------------------------------------------
     Floating Rate MTN(b)(c)(e)                        0.44%     08/16/14            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
     Floating Rate MTN(b)(c)(e)                        0.83%     05/19/10           104,700        104,914,572
--------------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A., Sr. Unsec. Floating Rate
     MTN(e)                                            0.78%     09/08/09           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp., Floating Rate
     MTN(b)(c)(e)                                      0.77%     10/09/09           246,000        246,142,188
==============================================================================================================
     Total Medium-Term Notes (Cost $1,249,330,770)                                               1,249,330,770
==============================================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-1.53%

FEDERAL HOME LOAN BANK (FHLB)-0.89%

  Unsec. Floating Rate Bonds(e)                        0.38%     05/12/10           130,000        130,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(e)                        0.30%     05/21/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(e)                        0.34%     06/01/10            50,000         50,000,000
==============================================================================================================
                                                                                                   280,000,000
==============================================================================================================


FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-0.64%

  Unsec. Floating Rate Global Notes(e)                 0.41%     07/12/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Series 2, Unsec. Floating Rate MTN(e)                0.51%     01/08/10           100,000        100,000,000
==============================================================================================================
                                                                                                   200,000,000
==============================================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $480,000,000)                                                              480,000,000
==============================================================================================================



TIME DEPOSITS-0.86%

  BNP Paribas (Cayman Islands)(c)                      0.15%     09/01/09           130,000        130,000,000
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank AG (Cayman Islands)(c)                 0.13%     09/01/09           138,491        138,490,809
==============================================================================================================
     Total Time Deposits (Cost $268,490,809)                                                       268,490,809
==============================================================================================================



FUNDING AGREEMENTS-0.32%

  MetLife Insurance Co. of Connecticut, Floating
     Rate (Acquired 08/27/07; Cost
     $100,000,000)(b)(e)                               0.83%     09/25/09           100,000        100,000,000
==============================================================================================================



MASTER NOTE AGREEMENTS-0.32%(H)

  Goldman Sachs Lending Partners LLC (Acquired
     08/13/09; Cost $100,000,000)(b)                   0.42%     10/09/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-93.64% (Cost $29,314,843,912)                                                     29,314,843,912
==============================================================================================================


                                                                               REPURCHASE
                                                                                 AMOUNT


REPURCHASE AGREEMENTS-8.20%(i)

  Banc of America Securities LLC, Joint agreement
     dated 08/31/09 aggregate maturing value
     $250,002,083 (collateralized by U.S.
     Government sponsored agency and Corporate
     obligations valued at $262,500,000; 0%-5.94%,
     09/01/12-09/20/56)                                0.30%     09/01/09         5,176,395          5,176,352
--------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/31/09 aggregate maturing value
     $2,401,558,810 (collateralized by a U.S.
     Treasury obligation valued at $2,449,575,065;
     2.38%, 08/31/14)                                  0.22%     09/01/09     1,278,516,613      1,278,508,800
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                     INTEREST    MATURITY      REPURCHASE
                                                       RATE        DATE          AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  HSBC Securities (USA) Inc., Joint agreement
     dated 08/31/09 aggregate maturing value
     $1,250,007,639 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,275,000,040; 0%-10.70%,
     10/09/09-07/15/32)                                0.22%     09/01/09    $  613,916,910    $   613,913,158
--------------------------------------------------------------------------------------------------------------
  JPMorgan Securities Inc., Agreement dated
     08/31/09 maturing value $250,001,458
     (collateralized by U.S. Government sponsored
     agency obligations valued at $255,000,273;
     0%, 01/15/10-10/15/29)                            0.21%     09/01/09       250,001,458        250,000,000
--------------------------------------------------------------------------------------------------------------
  RBC Capital Markets Corp., Joint agreement dated
     08/31/09 aggregate maturing value
     $200,001,278 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $204,000,001; 4.50%-6.00%,
     09/01/33-08/15/39)                                0.23%     09/01/09       148,021,792        148,020,846
--------------------------------------------------------------------------------------------------------------
  UBS Securities LLC, Agreement dated 08/31/09
     maturing value $250,001,528 (collateralized
     by U.S. Government sponsored agency
     obligations valued at $255,000,162; 5.00%-
     6.00%, 04/01/23-04/01/39)                         0.22%     09/01/09       250,001,528        250,000,000
--------------------------------------------------------------------------------------------------------------
  Wells Fargo Securities LLC, Joint agreement
     dated 08/31/09 aggregate maturing value
     $400,004,000 (collateralized by U.S.
     Government sponsored agency and Corporate
     obligations valued at $420,000,000; 0%-
     10.75%, 04/23/10-06/10/46)                        0.36%     09/01/09        21,910,144         21,909,925
==============================================================================================================
     Total Repurchase Agreements (Cost
       $2,567,529,081)                                                                           2,567,529,081
==============================================================================================================
TOTAL INVESTMENTS(j)(k)-101.84% (Cost
  $31,882,372,993)                                                                              31,882,372,993
==============================================================================================================
OTHER ASSETS LESS LIABILITIES-(1.84)%                                                             (575,701,868)
==============================================================================================================
NET ASSETS-100.00%                                                                             $31,306,671,125
______________________________________________________________________________________________________________
==============================================================================================================




Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
Ctfs.   - Certificates
GO      - General Obligation Bonds
Gtd.    - Guaranteed
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MFH     - Multi-Family Housing
MTN     - Medium-Term Notes
PCR     - Pollution Control Revenue Bonds
RB      - Revenue Bonds
Ref     - Refunding
RN      - Revenue Notes
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated


Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2009 was $13,006,834,802, which represented 41.55% of the Fund's Net Assets.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 12.00%; Netherlands: 7.80%; other countries less than 5% each: 19.15%.
(d) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(f) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(g)   Security subject to the alternative minimum tax.
(h) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(i)   Principal amount equals value at period end. See Note 1K.
(j)   Also represents cost for federal income tax purposes.
(k) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

     ENTITIES                                                                           PERCENTAGE
     ---------------------------------------------------------------------------------------------
     Societe Generale                                                                       5.0%
     _____________________________________________________________________________________________
     =============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

STIC PRIME PORTFOLIO



                                                                               PRINCIPAL
                                                     INTEREST    MATURITY       AMOUNT
                                                       RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-79.10%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-7.65%

  Amstel Funding Corp.(b)(c)                           1.85%     10/16/09    $     95,000    $   94,780,312
-----------------------------------------------------------------------------------------------------------
  Edison Asset Securitization, LLC(b)                  0.26%     09/25/09         146,795       146,769,556
-----------------------------------------------------------------------------------------------------------
  Edison Asset Securitization, LLC(b)                  0.28%     09/22/09         100,000        99,983,667
===========================================================================================================
                                                                                                341,533,535
===========================================================================================================


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-17.09%

  Barton Capital LLC(b)                                0.28%     09/02/09         100,000        99,999,222
-----------------------------------------------------------------------------------------------------------
  Barton Capital LLC(b)                                0.28%     09/15/09          80,062        80,053,282
-----------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                             0.18%     09/01/09          95,012        95,012,000
-----------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                             0.22%     09/11/09          40,008        40,005,555
-----------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                             0.28%     09/17/09          50,996        50,989,654
-----------------------------------------------------------------------------------------------------------
  Park Avenue Receivables Co., LLC(b)                  0.27%     09/14/09          99,300        99,290,318
-----------------------------------------------------------------------------------------------------------
  Ranger Funding Co. LLC(b)                            0.25%     09/15/09          25,000        24,997,570
-----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.24%     09/25/09          65,000        64,989,600
-----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.25%     10/15/09         100,000        99,969,445
-----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.26%     10/16/09          50,000        49,983,750
-----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                          0.23%     09/02/09          58,027        58,026,629
===========================================================================================================
                                                                                                763,317,025
===========================================================================================================


ASSET-BACKED SECURITIES-FULLY BACKED-5.04%

  Straight-A Funding LLC
     -Series 1, (CEP-Federal Financing Bank)(b)        0.24%     10/13/09         120,000       119,966,400
-----------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.25%     10/09/09          60,000        59,984,167
-----------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.28%     09/18/09          45,041        45,035,044
===========================================================================================================
                                                                                                224,985,611
===========================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-15.84%

  Concord Minutemen Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.50%     10/23/09          24,000        23,982,667
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.50%     10/27/09         195,000       194,848,333
-----------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.47%     10/19/09          25,000        24,984,333
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.60%     09/03/09         100,000        99,996,666
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.60%     09/18/09         100,000        99,971,667
-----------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(b)             0.60%     09/10/09          50,000        49,992,500
-----------------------------------------------------------------------------------------------------------
  Liberty Street Funding LLC (CEP-Bank of Nova
     Scotia)(b)(c)                                     0.23%     09/14/09          33,909        33,906,184
-----------------------------------------------------------------------------------------------------------
  LMA-Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                       0.27%     10/13/09          30,000        29,990,550
-----------------------------------------------------------------------------------------------------------
  Matchpoint Master Trust-Series A, (CEP-BNP
     Paribas)(b)(c)                                    0.24%     09/16/09         100,000        99,990,000
-----------------------------------------------------------------------------------------------------------
  Ticonderoga Funding LLC (CEP-Bank of America,
     N.A.)(b)                                          0.24%     09/11/09          50,000        49,996,667
===========================================================================================================
                                                                                                707,659,567
===========================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-18.99%

  Atlantic Asset Securitization LLC(b)                 0.26%     10/06/09         100,000        99,974,722
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                               PRINCIPAL
                                                     INTEREST    MATURITY       AMOUNT
                                                       RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  Chariot Funding, LLC/Ltd.(b)                         0.23%     09/10/09    $     61,000    $   60,996,492
-----------------------------------------------------------------------------------------------------------
  Enterprise Funding Co. LLC(b)                        0.24%     09/10/09         100,000        99,994,000
-----------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(b)                 0.23%     09/04/09          75,000        74,998,563
-----------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(b)                 0.23%     09/08/09          35,010        35,008,434
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                  0.21%     09/08/09         155,006       154,999,671
-----------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.24%     10/22/09          51,000        50,982,660
-----------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.25%     10/09/09          50,000        49,986,806
-----------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                       0.25%     09/09/09          59,250        59,246,708
-----------------------------------------------------------------------------------------------------------
  Regency Markets No. 1, LLC(b)(c)                     0.20%     09/04/09          42,600        42,599,290
-----------------------------------------------------------------------------------------------------------
  Yorktown Capital LLC(b)                              0.27%     10/09/09         119,218       119,184,023
===========================================================================================================
                                                                                                847,971,369
===========================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-2.54%

  Aspen Funding Corp.(b)                               0.22%     09/01/09          75,000        75,000,000
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.25%     09/16/09          23,350        23,347,568
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.30%     10/26/09          15,129        15,122,066
===========================================================================================================
                                                                                                113,469,634
===========================================================================================================


ASSET-BACKED SECURITIES-TRADE RECEIVABLES-3.67%

  Market Street Funding LLC(b)                         0.24%     09/09/09          99,141        99,135,713
-----------------------------------------------------------------------------------------------------------
  Market Street Funding LLC(b)                         0.26%     10/14/09          64,683        64,662,912
===========================================================================================================
                                                                                                163,798,625
===========================================================================================================


CONSUMER FINANCE-2.24%

  Toyota Motor Credit Corp.                            0.23%     09/04/09         100,000        99,998,083
===========================================================================================================


DIVERSIFIED BANKS-3.36%

  ING (US) Funding LLC(c)                              0.22%     09/17/09         150,000       149,985,666
===========================================================================================================


INDUSTRIAL CONGLOMERATES-1.34%

  General Electric Co.                                 0.24%     09/22/09          60,000        59,991,600
===========================================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-1.34%

  General Electric Capital Services Inc.               0.22%     09/18/09          60,000        59,993,767
===========================================================================================================
     Total Commercial Paper (Cost $3,532,704,482)                                             3,532,704,482
===========================================================================================================



CERTIFICATE OF DEPOSIT-5.60%

  Chase Bank USA, N.A. (Cost $250,000,000)             0.22%     09/10/09         250,000       250,000,000
===========================================================================================================



MASTER NOTE AGREEMENT-4.48%(D)

  Goldman Sachs Lending Partners LLC (Acquired
     08/13/09; Cost $200,000,000)(b)                   0.42%     10/09/09         200,000       200,000,000
===========================================================================================================



BANK NOTES-3.58%

DIVERSIFIED BANKS-3.58%

  Bank of America, N.A. (Cost $160,000,000)            0.27%     09/03/09         160,000       160,000,000
===========================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-92.76% (Cost $4,142,704,482)                                                    4,142,704,482
===========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                     INTEREST    MATURITY     REPURCHASE
                                                       RATE        DATE         AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-7.26%(e)

  BNP Paribas, Joint agreement dated 08/31/09,
     aggregate maturing value $350,003,694
     (collateralized by U.S. Government sponsored
     agency and Corporate obligations valued at
     $361,954,137; 0%-8.72%, 05/18/12-02/25/47)(c)     0.38%     09/01/09    $123,001,298    $  123,000,000
-----------------------------------------------------------------------------------------------------------
  Wells Fargo Securities LLC, Joint agreement
     dated 08/31/09, aggregate maturing value
     $400,004,000 (collateralized by U.S.
     Government sponsored agency and Corporate
     obligations valued at $420,000,000; 0%-
     10.75%, 04/23/10-06/10/46)                        0.36%     09/01/09     201,092,086       201,090,075
===========================================================================================================
     Total Repurchase Agreements (Cost
       $324,090,075)                                                                            324,090,075
===========================================================================================================
TOTAL INVESTMENTS(f)(g)-100.02% (Cost
  $4,466,794,557)                                                                             4,466,794,557
===========================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.02)%                                                              (834,929)
===========================================================================================================
NET ASSETS-100.00%                                                                           $4,465,959,628
___________________________________________________________________________________________________________
===========================================================================================================




Investment Abbreviations:

CEP  - Credit Enhancement Provider


Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2009 was $3,362,735,366, which represented 75.30% of the Fund's Net Assets.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 6.81%; France: 5.67%; other countries less than 5% each: 2.57%.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(e)   Principal amount equals value at period end. See Note 1K.
(f)   Also represents cost for federal income tax purposes.
(g) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

     ENTITIES                                                                           PERCENTAGE
     ---------------------------------------------------------------------------------------------
     JPMorgan Chase Bank, N.A.                                                              5.6%
     ---------------------------------------------------------------------------------------------
     Edison Asset Securitization, LLC                                                       5.5
     ---------------------------------------------------------------------------------------------
     Crown Point Capital Co., LLC                                                           5.0
     ---------------------------------------------------------------------------------------------
     Straight-A Funding, LLC                                                                5.0
     _____________________________________________________________________________________________
     =============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

TREASURY PORTFOLIO



                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-46.92%(A)

  U.S. Treasury Bills                                  0.31%     09/03/09    $      326,000    $   325,994,295
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.34%     09/10/09           150,000        149,987,250
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.36%     09/10/09           250,000        249,977,812
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.20%     10/01/09           250,000        249,958,333
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     10/01/09           250,000        249,936,563
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.32%     10/08/09           250,000        249,916,493
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.42%     10/08/09           250,000        249,893,368
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.24%     10/15/09           325,000        324,904,667
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     10/15/09           200,000        199,937,667
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.27%     10/15/09            75,000         74,975,708
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.33%     10/22/09           142,700        142,633,288
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.50%     10/22/09           250,000        249,822,917
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.52%     10/22/09           150,000        149,889,500
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.19%     11/05/09           250,000        249,916,493
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     11/05/09           250,000        249,866,840
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     11/05/09           150,000        149,917,396
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.31%     11/05/09           165,000        164,907,646
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.20%     11/12/09           250,000        249,902,500
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     11/12/09           400,000        399,788,000
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     11/12/09           250,000        249,847,500
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.21%     11/19/09           250,000        249,882,049
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.27%     11/19/09           250,000        249,851,875
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.29%     11/19/09           250,000        249,843,646
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.29%     11/19/09           150,000        149,904,542
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     12/03/09           100,000         99,934,125
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     12/03/09           250,000        249,832,083
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.29%     12/03/09           200,000        199,849,133
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     12/03/09           200,000        199,843,967
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     12/10/09           300,000        299,745,834
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.31%     12/10/09           250,000        249,784,722
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.32%     12/10/09           200,000        199,819,444
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.29%     12/17/09           250,000        249,784,514
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.35%     12/17/09           250,000        249,739,931
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.22%     01/14/10           250,000        249,796,094
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.22%     01/21/10           250,000        249,778,125
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.24%     01/21/10           250,000        249,767,771
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.23%     01/28/10           250,000        249,762,014
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.27%     02/04/10           200,000        199,766,000
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.27%     02/04/10           200,000        199,763,833
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.28%     02/11/10           250,000        249,688,149
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-(CONTINUED)

  U.S. Treasury Bills                                  0.22%     02/18/10    $      150,000    $   149,845,083
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.24%     02/25/10           250,000        249,705,000
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.24%     03/04/10           315,000        314,617,800
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.51%     04/01/10           150,000        149,549,500
==============================================================================================================
     Total U.S. Treasury Securities (Cost
       $9,991,829,470)                                                                           9,991,829,470
==============================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-46.92% (Cost $9,991,829,470)                                                       9,991,829,470
==============================================================================================================


                                                                               REPURCHASE
                                                                                 AMOUNT


REPURCHASE AGREEMENTS-55.27%(b)

  Banc of America Securities LLC, Joint agreement
     dated 08/31/09, aggregate maturing value
     $348,001,837 (collateralized by a U.S.
     Treasury obligation valued at $354,960,026;
     0.88%, 01/31/11)                                  0.19%     09/01/09       347,089,629        347,087,797
--------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Term agreement dated
     08/24/09, maturing value $450,068,000
     (collateralized by U.S. Treasury obligations
     valued at $459,000,005; 1.88%-2.63%,
     07/15/17-07/15/19)                                0.17%     09/25/09       450,068,000        450,000,000
--------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/31/09, aggregate maturing value
     $2,401,558,810 (collateralized by a U.S.
     Treasury obligation valued at $2,449,575,065;
     2.38%, 08/31/14)                                  0.22%     09/01/09     1,123,042,197      1,123,035,334
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Term agreement
     dated 08/24/09, maturing value $450,072,000
     (collateralized by U.S. Treasury obligations
     valued at $459,000,067; 1.25%-3.88%,
     04/15/14-04/15/32)                                0.18%     09/25/09       450,072,000        450,000,000
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Agreement dated
     08/31/09, maturing value $2,150,012,542
     (collateralized by U.S. Treasury obligations
     valued at $2,193,000,028; 0.88%-4.00%,
     09/15/09-02/15/14)                                0.21%     09/01/09     2,150,012,542      2,150,000,000
--------------------------------------------------------------------------------------------------------------
  CIBC World Markets Corp., Agreement dated
     08/31/09, maturing value $100,000,556
     (collateralized by U.S. Treasury obligations
     valued at $102,003,895; 0%-7.88%, 10/22/09-
     05/15/39)                                         0.20%     09/01/09       100,000,556        100,000,000
--------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Term
     agreement dated 08/14/09, maturing value
     $250,040,139 (collateralized by U.S. Treasury
     obligations valued at $255,000,956; 4.50%-
     5.00%, 02/15/36-05/15/37)                         0.17%     09/17/09       250,040,139        250,000,000
--------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Term
     agreement dated 08/10/09, maturing value
     $500,084,444 (collateralized by U.S. Treasury
     obligations valued at $510,001,302; 4.50%-
     11.25%, 02/15/15-05/15/38)                        0.19%     09/11/09       500,084,444        500,000,000
--------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Agreement
     dated 08/31/09, maturing value $1,000,005,556
     (collateralized by U.S. Treasury obligations
     valued at $1,020,002,544; 5.00%-8.00%,
     11/15/21-05/15/37)                                0.20%     09/01/09     1,000,005,556      1,000,000,000
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Agreement dated
     08/31/09, maturing value $250,001,319
     (collateralized by U.S. Treasury obligations
     valued at $255,000,034; 0.63%-9.88%,
     04/15/10-02/15/23)                                0.19%     09/01/09       250,001,319        250,000,000
--------------------------------------------------------------------------------------------------------------
  HSBC Securities (USA) Inc., Agreement dated
     08/31/09, maturing value $750,004,167
     (collateralized by U.S. Treasury obligations
     valued at $765,001,172; 0%-4.25%, 01/15/10-
     04/15/32)                                         0.20%     09/01/09       750,004,167        750,000,000
--------------------------------------------------------------------------------------------------------------
  JPMorgan Securities Inc., Agreement dated
     08/31/09, maturing value $1,000,005,833
     (collateralized by U.S. Treasury obligation
     valued at $1,020,000,227; 0.88%, 01/31/11)        0.21%     09/01/09     1,000,005,833      1,000,000,000
--------------------------------------------------------------------------------------------------------------
  Morgan Stanley, Agreement dated 08/31/09,
     maturing value $250,001,319 (collateralized
     by U.S. Treasury obligation valued at
     $255,230,439; 6.25%-8.75%, 08/15/19-11/15/24)     0.19%     09/01/09       250,001,319        250,000,000
--------------------------------------------------------------------------------------------------------------
  RBS Securities Inc., Term agreement dated
     08/14/09, maturing value $250,038,889
     (collateralized by U.S. Treasury obligations
     valued at $255,002,549; 2.63%-4.63%,
     05/31/10-02/15/17)                                0.16%     09/18/09       250,038,889        250,000,000
--------------------------------------------------------------------------------------------------------------
  RBS Securities Inc., Agreement dated 08/31/09,
     maturing value $750,004,167 (collateralized
     by U.S. Treasury obligations valued at
     $765,004,210; 2.13%-4.75%, 10/31/09-11/15/14)     0.20%     09/01/09       750,004,167        750,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale, Agreement dated 08/13/09,
     maturing value $500,071,111 (collateralized
     by U.S. Treasury obligations valued at
     $510,000,062; 0%-4.88%, 01/15/10-02/15/19)        0.16%     09/14/09       500,071,111        500,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale, Agreement dated 08/31/09,
     maturing value $1,000,005,556 (collateralized
     by U.S. Treasury obligations valued at
     $1,020,000,105; 0%-9.25%, 09/03/09-04/15/32)      0.20%     09/01/09     1,000,005,556      1,000,000,000
--------------------------------------------------------------------------------------------------------------
  UBS Securities LLC, Term agreement dated
     08/05/09, maturing value $400,061,222
     (collateralized by a U.S. Treasury obligation
     valued at $408,002,337; 0%, 09/24/09)             0.19%     09/03/09       400,061,222        400,000,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                     INTEREST    MATURITY      REPURCHASE
                                                       RATE        DATE          AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  Wachovia Bank, N.A., Agreement dated 08/31/09,
     maturing value $250,001,458 (collateralized
     by U.S. Treasury obligations valued at
     $255,000,035; 0%-8.75%, 12/31/09-08/15/39)        0.21%     09/01/09    $  250,001,458    $   250,000,000
==============================================================================================================
     Total Repurchase Agreements (Cost
       $11,770,123,131)                                                                         11,770,123,131
==============================================================================================================
TOTAL INVESTMENTS(c)-102.19% (Cost
  $21,761,952,601)                                                                              21,761,952,601
==============================================================================================================
OTHER ASSETS LESS LIABILITIES-(2.19)%                                                             (466,568,419)
==============================================================================================================
NET ASSETS-100.00%                                                                             $21,295,384,182
______________________________________________________________________________________________________________
==============================================================================================================




Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)   Principal amount equals value at period end. See Note 1K.
(c)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

GOVERNMENT & AGENCY PORTFOLIO



                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-39.76%

FEDERAL FARM CREDIT BANK (FFCB)-3.24%

  Disc. Notes(a)                                       0.50%     03/30/10    $       60,000    $    59,825,000
--------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.51%     09/22/09            25,000         25,000,000
--------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               1.25%     11/12/09           125,000        125,000,000
--------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               1.10%     11/20/09            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.36%     12/21/09           150,000        149,557,181
--------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.64%     12/21/09            75,000         75,000,000
==============================================================================================================
                                                                                                   484,382,181
==============================================================================================================


FEDERAL HOME LOAN BANK (FHLB)-15.13%

  Unsec. Bonds                                         0.45%     11/24/09            40,000         40,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.50%     02/08/10            90,000         89,979,913
--------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.31%     02/22/10            85,000         84,989,047
--------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.92%     04/09/10            60,000         60,148,217
--------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.55%     06/03/10            25,000         25,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.55%     06/10/10            55,000         54,949,858
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.11%     09/01/09            21,700         21,700,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.66%     09/10/09            75,000         74,987,625
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.64%     10/07/09           100,000         99,936,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.55%     10/09/09            50,000         49,970,972
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.35%     10/16/09            70,000         69,969,375
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.30%     11/18/09           117,760        117,683,456
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.55%     11/19/09            50,000         49,939,653
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.53%     12/07/09           140,000        139,800,072
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.80%     12/08/09            50,000         49,891,111
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.80%     12/09/09            50,000         49,890,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.80%     12/11/09            65,000         64,854,111
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.31%     01/22/10            60,000         59,926,117
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.26%     02/12/10           125,000        124,851,944
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                1.04%     03/03/10            50,000         49,735,667
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.48%     05/05/10            80,000         79,737,600
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.55%     11/18/09            75,000         75,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.50%     01/19/10            75,000         75,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.64%     02/04/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.78%     02/26/10           125,000        124,991,956
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.82%     03/19/10           150,000        149,983,468
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.65%     09/10/09            80,000         80,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.22%     11/23/09            50,000         50,048,094
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.18%     12/23/09            50,000         49,981,198
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.18%     12/28/09           100,000         99,990,621
==============================================================================================================
                                                                                                 2,262,936,075
==============================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-15.25%

  Unsec. Disc. Notes(a)                                0.70%     09/14/09    $       50,000    $    49,987,361
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.60%     09/21/09            75,000         74,975,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.70%     09/21/09           100,000         99,961,111
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.22%     10/01/09           220,000        219,958,750
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.25%     10/05/09           130,000        129,969,306
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.27%     10/13/09           130,000        129,959,050
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.45%     10/13/09           100,000         99,948,083
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.25%     10/19/09            90,000         89,970,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.26%     10/20/09           160,000        159,943,378
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.25%     11/09/09           244,000        243,883,083
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.74%     11/23/09            50,000         49,914,694
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.28%     01/25/10            55,000         54,937,544
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.42%     02/08/10           100,000         99,813,333
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.26%     03/01/10            80,000         79,895,422
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.43%     05/17/10            95,000         94,703,838
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.19%     09/28/09            30,000         29,998,580
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.20%     10/08/09            75,000         74,990,288
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.17%     12/16/09           100,000         99,892,935
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.41%     07/12/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(b)                          0.24%     09/18/09            75,000         74,994,831
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(b)                          0.25%     09/21/09            74,500         74,497,703
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(b)                          0.32%     02/09/10            75,000         75,000,000
--------------------------------------------------------------------------------------------------------------
     Series 2, Unsec. Floating Rate MTN(b)             0.51%     01/08/10            75,000         75,000,000
==============================================================================================================
                                                                                                 2,282,194,290
==============================================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-6.14%

  Unsec. Disc. Notes(a)                                0.40%     09/01/09            60,000         60,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                3.20%     10/07/09            50,000         49,840,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.35%     10/21/09           125,000        124,939,236
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.30%     11/16/09            50,000         49,968,333
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.30%     11/23/09            30,000         29,979,250
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                1.00%     12/03/09           100,000         99,741,667
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.32%     01/11/10           175,000        174,794,667
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.28%     02/03/10            70,000         69,914,104
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.40%     07/13/10            60,000         59,982,136
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Notes(b)                        0.45%     10/16/09           150,000        150,030,754
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Notes(b)                        0.60%     10/27/09            50,000         50,000,000
==============================================================================================================
                                                                                                   919,190,147
==============================================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $5,948,702,693)                                                          5,948,702,693
==============================================================================================================


U.S. TREASURY SECURITIES-4.67%(a)

  U.S. Treasury Bills                                  0.31%     11/05/09            75,000         74,958,021
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     11/12/09           225,000        224,862,750
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     12/03/09           105,000        104,930,831
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-(CONTINUED)

  U.S. Treasury Bills                                  0.30%     12/10/09    $       75,000    $    74,936,459
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.32%     12/10/09            50,000         49,954,861
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.35%     12/17/09            50,000         49,947,986
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.45%     06/03/10            70,000         69,759,375
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.52%     06/03/10            50,000         49,801,389
==============================================================================================================
     Total U.S. Treasury Securities (Cost
       $699,151,672)                                                                               699,151,672
==============================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-44.43% (Cost $6,647,854,365)                                                       6,647,854,365
==============================================================================================================


                                                                               REPURCHASE
                                                                                 AMOUNT


REPURCHASE AGREEMENTS-55.58%(c)

  Banc of America Securities LLC, Agreement dated
     08/31/09, maturing value $750,004,167
     (collateralized by U.S. Government sponsored
     agency obligations valued at $765,000,375;
     0%-5.70%, 09/11/09-11/19/24)                      0.20%     09/01/09       750,004,167        750,000,000
--------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/31/09, aggregate maturing value
     $569,263,027 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $580,644,788; 0%, 09/09/09-
     11/27/09)                                         0.22%     09/01/09       567,763,018        567,759,548
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Term agreement
     dated 08/24/09, maturing value $500,084,444
     (collateralized by U.S. Government sponsored
     agency obligations valued at $510,001,022;
     0%-6.75%, 10/13/09-06/15/38)                      0.19%     09/25/09       500,084,444        500,000,000
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Term joint
     agreement dated 08/18/09, aggregate maturing
     value $300,172,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $306,000,883; 0%-7.63%, 09/11/09-
     06/15/38)                                         0.23%     11/16/09       250,143,750        250,000,000
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Agreement dated
     08/31/09, maturing value $1,000,006,111
     (collateralized by U.S. Government sponsored
     agency obligations valued at $1,020,001,006;
     1.38%-6.25%, 04/28/11-04/18/36)                   0.22%     09/01/09     1,000,006,111      1,000,000,000
--------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Term joint
     agreement dated 08/10/09, aggregate maturing
     value $500,088,889 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,002,219; 0%-9.00%, 09/01/09-
     06/14/10)                                         0.20%     09/11/09       450,080,000        450,000,000
--------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Joint
     agreement dated 08/31/09,aggregate maturing
     value $500,002,917 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,000,106; 0%, 09/02/09-
     02/24/10)                                         0.21%     09/01/09       498,502,908        498,500,000
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Agreement dated
     08/31/09, maturing value $500,002,778
     (collateralized by U.S. Government sponsored
     agency obligations valued at $510,000,285;
     0%-5.38%, 09/01/09-08/10/12)                      0.20%     09/01/09       500,002,778        500,000,000
--------------------------------------------------------------------------------------------------------------
  Goldman, Sachs & Co., Agreement dated 08/31/09,
     maturing value $500,002,778 (collateralized
     by U.S. Treasury obligations valued at
     $510,000,039; 0%-4.25%, 02/15/20-05/15/39)        0.20%     09/01/09       500,002,778        500,000,000
--------------------------------------------------------------------------------------------------------------
  HSBC Securities (USA) Inc., Joint agreement
     dated 08/31/09, aggregate maturing value
     $1,250,007,639 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,275,000,040; 0%-10.70%,
     10/09/09-07/15/32)                                0.22%     09/01/09       324,805,502        324,803,517
--------------------------------------------------------------------------------------------------------------
  Morgan Stanley, Agreement dated 08/31/09,
     maturing value $500,002,778 (collateralized
     by a U.S. Government sponsored agency
     obligation valued at $510,004,096; 0%,
     08/05/11)                                         0.20%     09/01/09       500,002,778        500,000,000
--------------------------------------------------------------------------------------------------------------
  RBC Capital Markets Corp., Joint agreement dated
     08/31/09, aggregate maturing value
     $500,003,056 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,000,167; 0%-8.95%, 09/01/09-
     04/15/42)                                         0.22%     09/01/09       350,002,139        350,000,000
--------------------------------------------------------------------------------------------------------------
  RBS Securities Inc., Term joint agreement dated
     08/14/09, aggregate maturing value
     $250,046,180 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,002,678; 0%-9.38%, 10/15/09-
     04/15/30)                                         0.19%     09/18/09       200,036,944        200,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale, Term joint agreement dated
     08/13/09, aggregate maturing value
     $500,088,889 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,000,926; 0%-5.75%, 09/11/09-
     06/12/15)                                         0.20%     09/14/09       425,075,556        425,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale, Agreement dated 08/31/09,
     maturing value $1,250,007,292 (collateralized
     by U.S. Government sponsored agency
     obligations valued at $1,275,000,901; 0%-
     6.63%, 09/15/09-04/18/36)                         0.21%     09/01/09     1,250,007,292      1,250,000,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                     INTEREST    MATURITY      REPURCHASE
                                                       RATE        DATE          AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  Wachovia Bank, N.A., Agreement dated 08/31/09,
     maturing value $250,001,528 (collateralized
     by U.S. Government sponsored obligations
     valued at $255,003,758; 0%-10.35%, 10/01/09-
     07/26/32)                                         0.22%     09/01/09    $  250,001,528    $   250,000,000
==============================================================================================================
     Total Repurchase Agreements (Cost
       $8,316,063,065)                                                                           8,316,063,065
==============================================================================================================
TOTAL INVESTMENTS(d)-100.01% (Cost
  $14,963,917,430)                                                                              14,963,917,430
==============================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.01)%                                                                 (917,961)
==============================================================================================================
NET ASSETS-100.00%                                                                              14,962,999,469
______________________________________________________________________________________________________________
==============================================================================================================




Investment Abbreviations:

Disc.   - Discounted
MTN     - Medium-Term Notes
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(c)   Principal amount equals value at period end. See Note 1K.
(d)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

GOVERNMENT TAXADVANTAGE PORTFOLIO



                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-96.07%

FEDERAL FARM CREDIT BANK (FFCB)-7.80%

  Disc. Notes(a)                                       0.50%     03/30/10     $  5,000    $  4,985,417
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.51%     09/22/09        5,000       5,000,000
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               1.25%     11/12/09       10,000      10,000,000
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.17%     12/28/09       15,000      14,984,236
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.25%     04/27/10       10,000      10,005,973
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.26%     08/04/10        5,000       4,987,920
======================================================================================================
                                                                                            49,963,546
======================================================================================================


FEDERAL HOME LOAN BANK (FHLB)-88.27%

  Unsec. Bonds                                         0.31%     02/22/10        5,000       4,999,356
------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.92%     04/09/10        5,000       5,012,351
------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.55%     06/10/10        5,000       4,995,442
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.11%     09/01/09      268,300     268,300,000
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.17%     09/01/09       14,092      14,092,000
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.18%     09/14/09       15,000      14,999,025
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.13%     09/16/09       12,650      12,649,288
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.15%     09/16/09       15,000      14,999,062
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.14%     09/23/09       50,000      49,995,722
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.18%     09/23/09       25,000      24,997,174
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.21%     09/30/09       15,000      14,997,463
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.21%     10/07/09       21,200      21,195,548
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.22%     10/09/09       10,000       9,997,678
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.35%     10/16/09        5,000       4,997,813
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.15%     10/23/09       29,800      29,793,543
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.55%     11/19/09        4,684       4,678,347
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.31%     01/22/10        5,750       5,742,920
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.26%     02/12/10        4,000       3,995,262
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.44%     10/13/09        4,500       4,502,420
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.50%     01/19/10        5,000       5,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.64%     02/04/10       15,000      15,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.65%     09/10/09       10,000      10,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.18%     12/28/09       10,000       9,999,062
------------------------------------------------------------------------------------------------------
  Unsec. Global Bonds                                  5.00%     09/18/09       10,175      10,196,962
======================================================================================================
                                                                                           565,136,438
======================================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $615,099,984)                                                      615,099,984
======================================================================================================


U.S. TREASURY SECURITIES-3.90%(a)

  U.S. Treasury Bills                                  0.31%     11/05/09        5,000       4,997,201
------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     11/12/09        5,000       4,996,950
------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     12/03/09       10,000       9,993,413
------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-(CONTINUED)

  U.S. Treasury Bills                                  0.45%     06/03/10     $  5,000    $  4,982,813
======================================================================================================
     Total U.S. Treasury Securities (Cost
       $24,970,377)                                                                         24,970,377
======================================================================================================
TOTAL INVESTMENTS(c)-99.97% (Cost $640,070,361)                                            640,070,361
======================================================================================================
OTHER ASSETS LESS LIABILITIES-0.03%                                                            192,112
======================================================================================================
NET ASSETS-100.00%                                                                        $640,262,473
______________________________________________________________________________________________________
======================================================================================================




Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(c)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

TAX-FREE CASH RESERVE PORTFOLIO



                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-100.27%

ALABAMA-0.19%

  Pell City (City of) Special Care Facilities
     Financing Authority (Noland Health Services,
     Inc.); Series 2009 A, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                       0.30%     12/01/39     $ 3,000     $    3,000,000
========================================================================================================


ARIZONA-1.30%

  Casa Grande (City of) Industrial Development
     Authority (Center Park Apartments); Series
     2001 A, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.35%     06/15/31       2,010          2,010,000
--------------------------------------------------------------------------------------------------------
  Casa Grande (City of) Industrial Development
     Authority (Quail Gardens Apartments); Series
     2001 A, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.35%     06/15/31       1,885          1,885,000
--------------------------------------------------------------------------------------------------------
  JPMorgan Chase PUTTERs (Greater Arizona
     Development Authority); Series 2007-2056, VRD
     Infrastructure RB(b)(c)(d)                        0.47%     08/01/15       7,490          7,490,000
--------------------------------------------------------------------------------------------------------
  Maricopa (County of) Industrial Development
     Authority (Gran Victoria Housing, LLC);
     Series 2000 A, VRD MFH RB (CEP-Federal
     National Mortgage Association)(b)                 0.32%     04/15/30       4,775          4,775,000
--------------------------------------------------------------------------------------------------------
  Pima (County of) Industrial Development
     Authority (Delaware Military Academy, Inc.);
     Series 2008, VRD Charter School RB (LOC-PNC
     Bank, N.A.)(a)(b)                                 0.29%     09/01/38       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Tucson (City of) Industrial Development
     Authority (La Entrada Apartments); Series
     2001, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.32%     07/15/31       1,750          1,750,000
--------------------------------------------------------------------------------------------------------
  Yuma (City of) Industrial Development Authority
     (El Encanto Apartments); Series 2003, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(b)                                   0.32%     04/15/33       1,575          1,575,000
========================================================================================================
                                                                                              20,685,000
========================================================================================================


COLORADO-3.58%

  Adams (County of) (Hunters Cove); Series 1985 A,
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(b)(d)                                      0.33%     01/15/14       6,350          6,350,000
--------------------------------------------------------------------------------------------------------
  Citibank Eagle Tax-Exempt Trust (Regional
     Transportation District); J Series 2006-0120
     A, VRD COP(b)(c)(d)                               0.39%     11/01/36       8,510          8,510,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Southeastern Baptist
     Theological Seminary); Series 2005, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     03/01/25       7,920          7,920,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Trinity School of
     Durham & Chapel Hill); Series 2006, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     09/01/26       3,900          3,900,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Wesleyan Christian
     Academy); Series 2007, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                        0.33%     05/01/32       7,970          7,970,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Catholic Health Initiatives); Series 2008 C-
     4, VRD RB(b)                                      3.75%     10/01/41       1,000          1,004,257
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Crossroads); Series 2003 A, VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                 0.37%     11/01/28       1,210          1,210,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (The Evangelical Lutheran Good Samaritan
     Society); Series 2008, Ref. VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                 0.32%     06/01/15       3,800          3,800,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of); Series 2009 A, General Fund
     TRAN                                              2.00%     06/25/10       5,000          5,063,112
--------------------------------------------------------------------------------------------------------
  Colorado Springs (City of) (Cook Communications
     Ministries); Series 2002, VRD IDR (LOC-Bank
     of America, N.A.)(a)(b)                           0.35%     03/01/17       1,900          1,900,000
--------------------------------------------------------------------------------------------------------
  Meridian Ranch Metropolitan District; Series
     2009, Ref. VRD Limited Tax GO (LOC-U.S. Bank,
     N.A.)(a)(b)                                       0.39%     12/01/38       2,135          2,135,000
--------------------------------------------------------------------------------------------------------
  Pitkin (County of) (Centennial-Aspen II LP);
     Series 1996 A, Ref. VRD MFH RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                 0.37%     12/01/24       4,735          4,735,000
--------------------------------------------------------------------------------------------------------
  Pueblo (County of) (El Pueblo Boys' & Girls'
     Ranch, Inc.); Series 2003, VRD Development RB
     (LOC-U.S. Bank, N.A.)(a)(b)                       0.37%     12/01/23       2,575          2,575,000
========================================================================================================
                                                                                              57,072,369
========================================================================================================


DISTRICT OF COLUMBIA-0.29%

  District of Columbia (Washington Center for
     Internships & Academic Seminars); Series
     2009, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                        0.33%     02/01/48       4,700          4,700,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
FLORIDA-5.36%

  Broward (County of) Housing Finance Authority
     (Reflections Apartments); Series 1999, Ref.
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(b)                                         0.30%     12/01/29     $ 4,930     $    4,930,000
--------------------------------------------------------------------------------------------------------
  Cape Coral (City of); Series 2009, Commercial
     Paper Notes (LOC-Bank of America, N.A.)(a)        0.43%     10/05/09      15,569         15,569,000
--------------------------------------------------------------------------------------------------------
  Collier (County of) Health Facilities Authority
     (The Moorings, Inc.); Series 2000, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.30%     12/01/24       6,425          6,425,000
--------------------------------------------------------------------------------------------------------
  Florida (State of) Development Finance Corp.
     (The Wellness Community-Southwest Florida,
     Inc.); Series 2009, VRD IDR (LOC-Harris
     N.A.)(a)(b)                                       0.36%     08/01/34       5,500          5,500,000
--------------------------------------------------------------------------------------------------------
  Florida Gulf Coast University Financing Corp.
     (Housing Project); Series 2005 A, VRD Capital
     Improvement RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.34%     02/01/35       1,360          1,360,000
--------------------------------------------------------------------------------------------------------
  Hillsborough (County of) Industrial Development
     Authority (Tampa Metropolitan Area YMCA);
     Series 2000, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.35%     03/01/25       4,550          4,550,000
--------------------------------------------------------------------------------------------------------
  Indian River (County of) (Saint Edwards School,
     Inc.); Series 1999, VRD RB (LOC-Wells Fargo
     Bank, N.A.)(a)(b)                                 0.33%     07/01/27       1,450          1,450,000
--------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Health Facilities
     Authority (University of Florida Jacksonville
     Physicians, Inc.); Series 2002, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                 0.40%     06/01/22       9,735          9,735,000
--------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Housing Finance Authority
     (St. Augustine Apartments); Series 2006, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     07/15/33       3,830          3,830,000
--------------------------------------------------------------------------------------------------------
  JPMorgan Chase PUTTERs (Palm Beach (County of)
     Solid Waste Authority); Series 2009-3419, VRD
     Improvement RB(b)(c)(d)                           0.42%     04/01/17       2,275          2,275,000
--------------------------------------------------------------------------------------------------------
  Miami-Dade (County of) Educational Facilities
     Authority (Carlos Albizu University); Series
     2000, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.38%     12/01/25       1,900          1,900,000
--------------------------------------------------------------------------------------------------------
  Miami-Dade (County of) Industrial Development
     Authority (Gulliver Schools); Series 2000,
     VRD RB (LOC-Bank of America, N.A.)(a)(b)          0.35%     09/01/29       2,450          2,450,000
--------------------------------------------------------------------------------------------------------
  North Miami (City of) (Miami Country Day School,
     Inc.); Series 1999, VRD Educational
     Facilities RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.35%     08/01/19       1,170          1,170,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Housing Finance Authority
     (Palm Key Apartments); Series 1997 C, Ref.
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(b)                                         0.30%     07/01/32       8,150          8,150,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Housing Finance Authority
     (Post Fountains at Lee Vista); Series 1997 E,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.33%     06/01/25       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Christian Prison Ministry, Inc.);
     Series 2005, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                  0.33%     11/01/30       5,310          5,310,000
--------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (Comprehensive Alcoholism
     Rehabilitation Programs, Inc.); Series 2000,
     VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)         0.48%     04/01/20       3,225          3,225,000
--------------------------------------------------------------------------------------------------------
  Sarasota (County of) Health Facilities Authority
     (Bay Village of Sarasota, Inc.); Series 1998,
     VRD RB (LOC-Bank of America, N.A.)(a)(b)(d)       0.35%     12/01/23       6,400          6,400,000
========================================================================================================
                                                                                              85,429,000
========================================================================================================


GEORGIA-3.89%

  Cobb (County of) Development Authority (Mt.
     Paran Christian School, Inc.); Series 2002,
     VRD Educational Facilities RB (LOC-Wells
     Fargo Bank, N.A.)(a)(b)                           0.33%     07/01/22       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  Columbia (County of) Residential Care Facilities
     for The Elderly Authority (Augusta Resource
     Center on Aging Inc.-Brandon Wilde Lifecare
     Community Center); Series 1990, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.33%     01/01/21       2,970          2,970,000
--------------------------------------------------------------------------------------------------------
  Forsyth (County of) Development Authority
     (Pinecrest Academy Inc.); Series 2000, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     09/01/25       9,090          9,090,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Catholic Education of North Georgia, Inc.);
     Series 2002, Educational Facilities VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.33%     04/01/28       3,470          3,470,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (Doris
     & Alex Weber Jewish Community High School,
     Inc.); Series 2006, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                        0.33%     12/01/30       4,600          4,600,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (King's
     Ridge Christian School); Series 2006, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     05/01/26       7,000          7,000,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

  Fulton (County of) Development Authority (Mount
     Vernon Presbyterian School, Inc.); Series
     2005, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                        0.33%     08/01/35     $ 4,300     $    4,300,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (The
     Atlanta Academy, Inc.); Series 2008, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     04/01/33       4,700          4,700,000
--------------------------------------------------------------------------------------------------------
  Glynn (County of) School District; Series 2007,
     Unlimited Sales Tax GO                            5.00%     11/01/09       1,945          1,959,571
--------------------------------------------------------------------------------------------------------
  Gwinnett (County of) Housing Authority (The
     Greens Apartments); Series 1995, Ref. VRD MFH
     RB (CEP-Federal National Mortgage
     Association)(b)                                   0.31%     06/15/25       3,600          3,600,000
--------------------------------------------------------------------------------------------------------
  Houston (County of) Hospital Authority; Series
     2002, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     10/01/14       5,885          5,885,000
--------------------------------------------------------------------------------------------------------
  Roswell (City of) Housing Authority (Chambrel at
     Roswell); Series 2002, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.35%     11/15/32       3,920          3,920,000
--------------------------------------------------------------------------------------------------------
  Roswell (City of) Housing Authority (Wood
     Crossing Apartments); Series 1994, Ref. VRD
     MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(b)(d)                                      0.33%     08/01/24       3,200          3,200,000
--------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (The Savannah Country Day School,
     Inc.); Series 2007, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                        0.33%     05/01/32       5,400          5,400,000
========================================================================================================
                                                                                              62,094,571
========================================================================================================


IDAHO-1.29%

  Custer (County of) (Standard Oil Co.); Series
     1983, VRD PCR(e)                                  0.75%     10/01/09      20,500         20,500,000
========================================================================================================


ILLINOIS-17.93%

  Aurora (City of) Kane, DuPage, Will & Kendall
     (Counties of) (Aurora University); Series
     2004, VRD Economic Development RB (LOC-Harris
     N.A.)(a)(b)                                       0.36%     03/01/35       7,450          7,450,000
--------------------------------------------------------------------------------------------------------
  Channahon (Village of) (Morris Hospital); Series
     2003 D, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)        0.31%     12/01/32       2,775          2,775,000
--------------------------------------------------------------------------------------------------------
  Chicago (City of); Series 1993 B, Ref. Unlimited
     Tax GO                                            5.00%     01/01/10       2,860          2,901,480
--------------------------------------------------------------------------------------------------------
  DuPage (County of) (Benet Academy Capital
     Building Project); Series 2000, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)(d)              0.33%     04/01/30       3,370          3,370,000
--------------------------------------------------------------------------------------------------------
  Elgin (City of) (Judson College); Series 2006,
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)      0.32%     06/01/36       7,870          7,870,000
--------------------------------------------------------------------------------------------------------
  Glendale Heights (Village of) (Glendale Lakes);
     Series 2000, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(b)                      0.35%     03/01/30      14,845         14,845,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Aurora Central Catholic High
     School); Series 1994, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                           0.41%     04/01/24       4,370          4,370,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Chicago Shakespeare Theater);
     Series 1999, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(d)                                    0.33%     01/01/19       4,100          4,100,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Embers Elementary School); Series
     2002, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(d)                                    0.33%     04/01/32       2,050          2,050,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Fenwick High School); Series 1997,
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)      0.32%     03/01/32      10,800         10,800,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Foundation for Safety & Health);
     Series 1992, VRD Safety Education RB
     (LOC-Bank of America, N.A.)(a)(b)(d)              0.35%     10/01/17       4,000          4,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Institute of Gas Technology);
     Series 1999, VRD IDR (LOC-Harris N.A.)(a)(b)      0.36%     09/01/24       1,600          1,600,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Museum of Contemporary Art);
     Series 1994, VRD RB (LOC-JPMorgan Chase Bank,
     N.A. & Northern Trust Co.)(a)(b)                  0.35%     02/01/29      27,200         27,200,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Providence-St. Mel School); Series
     2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     06/01/37       6,875          6,875,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Radiological Society of North
     America, Inc.); Series 1997, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(d)          0.32%     06/01/17       3,245          3,245,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (St. Ignatius College Prep.);
     Series 2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.41%     06/01/32       1,500          1,500,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Illinois (State of) Development Finance
     Authority (Uhlich Children's Home); Series
     2002, VRD IDR (LOC-Harris N.A.)(a)(b)             0.36%     10/01/33     $ 5,600     $    5,600,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Village of Oak Park Residence
     Corp.); Series 2001, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)(d)                           0.33%     07/01/41       3,500          3,500,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (West Central Illinois Educational
     Telecommunications Corp.); Series 2002, VRD
     RB (LOC-Bank of America, N.A.)(a)(b)              0.43%     09/01/32       3,320          3,320,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Cultural Pooled Financing
     Program); Series 1985, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                           0.36%     12/01/25       1,155          1,155,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Advocate
     Health Care Network);
     Series 2008 A-1, VRD RB(b)                        0.65%     11/01/30       9,465          9,465,000
--------------------------------------------------------------------------------------------------------
     Series 2008 A-2, VRD RB(b)                        0.75%     11/01/30      15,735         15,735,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Dominican
     University); Series 2006, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     03/01/36       2,735          2,735,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Joan W. &
     Irving B. Harris Theater for Music and
     Dance); Series 2005, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                              0.46%     03/01/40       3,050          3,050,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Latin
     School of Chicago);
     Series 2005 A, Ref. VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                           0.32%     08/01/28       8,675          8,675,000
--------------------------------------------------------------------------------------------------------
     Series 2005 B, Ref. VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                           0.32%     08/01/35       7,490          7,490,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Loyola
     University of Chicago Financing Program);
     Series 2008, Commercial Paper RN
     (LOC-JPMorgan Chase Bank, N.A.)(a)                0.50%     09/14/09      20,000         20,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Northwestern University); Series 2008 B, VRD
     RB(b)                                             0.60%     12/01/46      15,000         15,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Provena
     Health);
     Series 2009 C, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                 0.32%     08/15/44      20,000         20,000,000
--------------------------------------------------------------------------------------------------------
     Series 2009 D, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                 0.32%     08/15/44      12,500         12,500,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Sunshine
     Through Golf Foundation); Series 2004 A, VRD
     RB (LOC-Federal Home Loan Bank of
     Chicago)(a)(b)                                    0.33%     11/01/24       2,100          2,100,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Memorial Medical Center); Series 1985 C, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)          0.36%     01/01/16       6,530          6,530,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 C, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                 0.32%     08/01/15       9,850          9,850,000
--------------------------------------------------------------------------------------------------------
     Series 1985 D, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                 0.32%     08/01/15      15,200         15,200,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (The Cradle Society); Series 1998, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     04/01/33       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Naperville (City of) (DuPage Children's Museum);
     Series 2000, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     06/01/30       4,400          4,400,000
--------------------------------------------------------------------------------------------------------
  University of Illinois Board of Trustees (UIC
     South Campus Development); Series 2008, Ref.
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)      0.32%     01/15/22       9,500          9,500,000
========================================================================================================
                                                                                             285,756,480
========================================================================================================


INDIANA-2.90%

  Fort Wayne (City of) (University of Saint
     Francis); Series 2008, VRD Economic
     Development RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.30%     08/01/28       1,800          1,800,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Eiteljorg Museum of American Indians &
     Western Art, Inc.); Series 2004, VRD
     Educational Facilities RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                 0.32%     02/01/24       8,700          8,700,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indiana Historical Society, Inc.); Series
     1996, VRD Educational Facilities RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(d)          0.32%     08/01/31       1,600          1,600,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indianapolis Museum of Art, Inc.); Series
     2004, VRD Educational Facilities RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     02/01/39       6,400          6,400,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Educational Facilities
     Authority (Marian College); Series 2003, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)          0.32%     04/01/24       3,470          3,470,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

  Indiana (State of) Educational Facilities
     Authority (Wabash College); Series 2003, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)          0.35%     12/01/23     $ 3,850     $    3,850,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Clark Memorial Hospital); Series
     2004 A, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     04/01/24       6,400          6,400,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Community Hospitals); Series 1997
     A, VRD Hospital RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     07/01/27       8,000          8,000,000
--------------------------------------------------------------------------------------------------------
  Indianapolis (City of) Local Public Improvement
     Bond Bank; Series 2009 C, RN                      0.78%     01/15/10       6,050          6,050,000
========================================================================================================
                                                                                              46,270,000
========================================================================================================


IOWA-0.25%

  Iowa (State of) Finance Authority (Cedarwood
     Hills Apartments); Series 2001 A, VRD MFH RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)         0.32%     05/01/31       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  Iowa (State of) Finance Authority (Morningside
     College); Series 2002, VRD Private College
     Facility RB (LOC-U.S. Bank, N.A.)(a)(b)           0.37%     10/01/32       1,225          1,225,000
--------------------------------------------------------------------------------------------------------
  Iowa (State of) Finance Authority (YMCA &
     Rehabilitation Center); Series 2000, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                 0.38%     04/01/25         750            750,000
========================================================================================================
                                                                                               3,975,000
========================================================================================================


KANSAS-0.14%

  Olathe (City of) (YMCA of Greater Kansas City);
     Series 2002 B, VRD Recreational Facilities RB
     (LOC-Bank of America, N.A.)(a)(b)                 0.38%     11/01/18       2,235          2,235,000
========================================================================================================


LOUISIANA-2.27%

  Denham Springs (City of) Economic Development
     District (Bass Pro Shops);
     Series 2007 A, VRD Sales Tax Increment RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.34%     01/01/37       5,060          5,060,000
--------------------------------------------------------------------------------------------------------
     Series 2007 B, VRD Sales Tax Increment RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.34%     01/01/37      31,130         31,130,000
========================================================================================================
                                                                                              36,190,000
========================================================================================================


MARYLAND-3.01%

  Baltimore (County of) (Blue Circle Inc.); Series
     1992, Ref. VRD Economic Development RB
     (LOC-BNP Paribas)(a)(b)(e)                        0.32%     12/01/17       7,900          7,900,000
--------------------------------------------------------------------------------------------------------
  Baltimore (County of) (Metropolitan District);
     Series 2008, Commercial Paper BAN                 0.35%     10/07/09      17,000         17,000,000
--------------------------------------------------------------------------------------------------------
  Howard (County of) (Norbel School, Inc.); Series
     2001, VRD Economic Development RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                        0.33%     02/01/28       4,785          4,785,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (Associated Catholic Charities, Inc.
     Facility); Series 2004, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     10/01/29       1,400          1,400,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (Baltimore Symphony Endowment Trust); Series
     2008, VRD RB (LOC-PNC Bank, N.A.)(a)(b)           0.29%     11/01/28       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (eMerge, Inc.); Series 2006 A, Ref. VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     04/01/22       1,155          1,155,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (Providence Center, Inc. Facility); Series
     2005, VRD RB (LOC-PNC Bank, N.A.)(a)(b)           0.29%     05/03/27       2,805          2,805,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Archdiocese of
     Baltimore Schools); Series 2007, VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     07/01/37       1,840          1,840,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Bishop McNamara High
     School); Series 2007, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     07/01/32       4,050          4,050,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Industrial Development
     Financing Authority (Baltimore International
     College Facility); Series 2005, VRD Economic
     Development RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                        0.33%     11/01/30       4,600          4,600,000
========================================================================================================
                                                                                              48,035,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
MASSACHUSETTS-2.52%

  Concord (Town of); Series 2009, School Unlimited
     Tax GO BAN                                        1.00%     01/28/10     $12,500     $   12,524,356
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (MassDevelopment CP Program 5); Series
     2007, Commercial Paper RN (LOC-TD Bank,
     N.A.)(a)                                          0.40%     10/06/09      17,600         17,600,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Harrington Memorial
     Hospital, Inc.); Series 2008 A, VRD RB
     (LOC-TD Bank, N.A.)(a)(b)                         0.31%     07/01/38       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Partners Healthcare
     System); Series 2008 H-1, Commercial Paper RB     0.45%     10/02/09       5,000          5,000,000
========================================================================================================
                                                                                              40,124,356
========================================================================================================


MICHIGAN-2.45%

  Michigan (State of) Housing Development
     Authority (Courtyards of Taylor Apartments);
     Series 2002 A, VRD Limited Obligation MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.32%     08/15/32       1,615          1,615,000
--------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Evangelical
     Homes of Michigan); Series 2008, VRD Limited
     Obligation RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.33%     05/01/37       9,800          9,800,000
--------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Michigan
     Heartland Goodwill Industries, Inc.); Series
     2005, VRD Limited Obligation RB (LOC-Bank of
     America, N.A.)(a)(b)                              0.33%     09/01/25       1,510          1,510,000
--------------------------------------------------------------------------------------------------------
  Saline (City of) Economic Development Corp.
     (Evangelical Homes of Michigan-Brecon
     Village); Series 1997, VRD Limited Obligation
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)          0.32%     11/01/25       9,300          9,300,000
--------------------------------------------------------------------------------------------------------
  Southfield (City of) Economic Development Corp.
     (Lawrence Technological University);
     Series 2000, VRD Limited Obligation RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     02/01/35       5,080          5,080,000
--------------------------------------------------------------------------------------------------------
     Series 2001, VRD Limited Obligation RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     10/01/31       5,505          5,505,000
--------------------------------------------------------------------------------------------------------
  Walled Lake (City of) Consolidated School
     District; Series 2000, School Building & Site
     Unlimited Tax GO(f)(g)                            5.13%     05/01/10       6,000          6,187,640
========================================================================================================
                                                                                              38,997,640
========================================================================================================


MINNESOTA-0.68%

  Burnsville (City of) (Bridgeway Apartments LP);
     Series 2003, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(b)                 0.32%     10/15/33       1,175          1,175,000
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Independent School District
     No. 14 (Fridley); Series 2009 B, Aid
     Anticipation Ctfs. of Indebtedness Unlimited
     Tax GO                                            1.25%     09/30/10       4,000          4,026,880
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Independent School District
     No. 316 (The Greenway Schools); Series 2009
     A, Aid Anticipation Ctfs. of Indebtedness
     Unlimited Tax GO                                  1.50%     09/10/10       3,000          3,026,820
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Tax & Aid Anticipation
     Borrowing Program (Minnesota School District
     Credit Enhancement Program); Series 2009, COP     2.00%     09/10/10       1,500          1,522,603
--------------------------------------------------------------------------------------------------------
  St. Paul (City of) Housing & Redevelopment
     Authority (Highland Ridge, LP); Series 2003,
     Ref. VRD MFH RB (CEP-Federal Home Loan
     Mortgage Corp.)(b)                                0.32%     10/01/33       1,050          1,050,000
========================================================================================================
                                                                                              10,801,303
========================================================================================================


MISSISSIPPI-3.54%

  Flowood (City of) (Reflection Pointe
     Apartments); Series 2001, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     05/15/31       5,780          5,780,000
--------------------------------------------------------------------------------------------------------
  Jackson (County of); Series 1994, Ref. VRD Water
     System Unlimited Tax GO (CEP-Chevron
     Corp.)(b)                                         0.46%     11/01/24      11,000         11,000,000
--------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Chevron U.S.A. Inc.); Series 2007 C, VRD
     Gulf Opportunity Zone IDR(b)                      0.45%     12/01/30      20,000         20,000,000
--------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (CPX Gulfport ES OPAG, LLC); Series 2007 A,
     VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)         0.29%     04/01/37      12,300         12,300,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
MISSISSIPPI-(CONTINUED)

  Mississippi (State of) Business Finance Corp.
     (CPX Gulfport OPAG, LLC); Series 2007 A, VRD
     RB (LOC-Wells Fargo Bank, N.A.)(a)(b)             0.29%     04/01/37     $ 1,500     $    1,500,000
--------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (King Edward Hotel); Series 2009, VRD Gulf
     Opportunity Zone RB (LOC-Federal Home Loan
     Bank of Atlanta)(a)(b)                            0.30%     05/01/39       5,900          5,900,000
========================================================================================================
                                                                                              56,480,000
========================================================================================================


MISSOURI-3.98%

  Hannibal (City of) Industrial Development
     Authority (Hannibal Regional Hospital);
     Series 2007, VRD Health Facilities RB
     (LOC-Bank of America, N.A.)(a)(b)                 0.43%     08/01/27       7,740          7,740,000
--------------------------------------------------------------------------------------------------------
  Kansas City (City of) Industrial Development
     Authority (Gatehouse Apartments); Series
     2001, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.32%     11/15/26       1,650          1,650,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Development Finance Board
     (Center of Creative Arts); Series 2004, VRD
     Cultural Facilities RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.44%     07/01/24       2,490          2,490,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Academie Lafayette);
     Series 2003, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.38%     02/01/28       1,340          1,340,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (The Children's Mercy
     Hospital); Series 2008 A, VRD RB (LOC-UBS
     A.G.)(a)(b)(e)                                    0.31%     05/15/32      15,920         15,920,000
--------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Sun River Village Apartments);
     Series 1985, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.43%     12/01/27      14,500         14,500,000
--------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Westchester Village Apartments);
     Series 2006, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(b)                 0.35%     04/15/27       5,600          5,600,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Sugar Pines Apartments); Series
     2006, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.35%     04/15/27       9,170          9,170,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Westport Station Apartments);
     Series 2006, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(b)                 0.35%     04/15/27       4,970          4,970,000
========================================================================================================
                                                                                              63,380,000
========================================================================================================


NEW HAMPSHIRE-0.51%

  New Hampshire (State of) Health & Education
     Facilities Authority (Moore Center Services,
     Inc.); Series 2007, VRD RB (LOC-TD Bank,
     N.A.)(a)(b)                                       0.30%     09/01/37       4,180          4,180,000
--------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Riverbend Community
     Mental Health, Inc.); Series 2008, VRD RB
     (LOC-TD Bank, N.A.)(a)(b)                         0.30%     07/01/38       3,985          3,985,000
========================================================================================================
                                                                                               8,165,000
========================================================================================================


NEW MEXICO-0.64%

  Bernalillo (County of); Series 2009, TRAN            2.50%     06/30/10      10,000         10,166,307
========================================================================================================


NEW YORK-0.18%

  Dutchess (County of) Industrial Development
     Agency (Trinity-Pawling School Corp. Civic
     Facility); Series 2002, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     10/01/32       2,935          2,935,000
========================================================================================================


NORTH CAROLINA-7.41%

  Buncombe (County of) Industrial Facilities &
     Pollution Control Financing Authority (YMCA
     of Western North Carolina, Inc.); Series
     2001, VRD Recreational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.48%     11/01/23       3,530          3,530,000
--------------------------------------------------------------------------------------------------------
  Citibank Eagle Tax-Exempt Trust (North Carolina
     (State of) Capital Facilities Finance
     Agency); Series 2006-0139 A, VRD COP(b)(c)(d)     0.29%     10/01/41       2,900          2,900,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Asheville School, Inc.);
     Series 2002, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     04/01/27       3,345          3,345,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Barton College); Series 2004,
     VRD Educational Facilities RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                        0.33%     07/01/19       4,125          4,125,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

  North Carolina (State of) Capital Facilities
     Finance Agency (Gardner-Webb University);
     Series 2003, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.48%     07/01/23     $ 4,000     $    4,000,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Guilford College); Series
     2005 B, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                        0.33%     09/01/35       7,800          7,800,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (High Point University);
     Series 2008, VRD Educational Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     05/01/30       4,500          4,500,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Peace College of Raleigh,
     Inc.); Series 2004, VRD Educational
     Facilities RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     06/01/29       2,370          2,370,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Shaw University); Series
     2006, VRD Educational Facilities RB (LOC-Bank
     of America, N.A.)(a)(b)                           0.33%     10/01/26       6,165          6,165,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The O'Neal School); Series
     2007, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.33%     09/01/29       2,400          2,400,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The Summit School, Inc.);
     Series 2008, VRD Educational Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     06/01/33       5,200          5,200,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The YMCA of Greater
     Charlotte); Series 2007 B, VRD Recreational
     Facilities RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     04/01/29       6,400          6,400,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Cardinal Gibbons High
     School); Series 1999, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                              0.35%     08/01/14       2,980          2,980,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Gardner-Webb University);
     Series 1997, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)(d)                                    0.33%     07/01/17         900            900,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Queens College); Series 1999
     A, VRD RB (LOC-Bank of America, N.A.)(a)(b)       0.33%     03/01/19       4,825          4,825,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Roman Catholic Diocese of
     Charlotte, North Carolina); Series 2000, VRD
     RB (LOC-Wells Fargo Bank, N.A.)(a)(b)             0.33%     06/01/17       6,710          6,710,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Angel Medical Center, Inc.);
     Series 2007, VRD Health Care Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.33%     04/01/31       1,325          1,325,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Carolina Village, Inc.); Series
     2008 C, VRD Retirement Facilities First
     Mortgage RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     04/01/30       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Cornelia Nixon Davis Nursing
     Home, Inc.); Series 2003, VRD Health Care
     Facilities RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.48%     02/01/28       3,815          3,815,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Lincoln Health System); Series
     1996 A, VRD Hospital RB (LOC-Bank of America,
     N.A.)(a)(b)(d)                                    0.35%     04/01/16       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (WestCare Health System Obligated
     Group); Series 2002 A, VRD Hospital RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     09/01/22       7,600          7,600,000
--------------------------------------------------------------------------------------------------------
  Union (County of); Series 2009, VRD Enterprise
     Systems RB (LOC-Bank of America, N.A.)(a)(b)      0.38%     06/01/34      10,000         10,000,000
--------------------------------------------------------------------------------------------------------
  University of North Carolina Board of Governors;
     Series 2006 A, Commercial Paper Bonds             0.35%     09/21/09      12,600         12,600,000
--------------------------------------------------------------------------------------------------------
     Series 2006 A, Commercial Paper Bonds             0.40%     10/08/09       6,650          6,650,000
--------------------------------------------------------------------------------------------------------
  Wake (County of); Series 2008, Unlimited Tax GO
     BAN(f)                                            3.50%     10/15/09       2,500          2,505,334
========================================================================================================
                                                                                             118,145,334
========================================================================================================


OHIO-3.89%

  Butler (County of) (CCAO Low Cost Capital Pooled
     Financing Program); Sr. Series 2005 A, VRD
     Capital Funding RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                       0.30%     06/01/35       9,260          9,260,000
--------------------------------------------------------------------------------------------------------
  Cleveland (City of) Municipal School District;
     Series 2008, School Improvement Unlimited Tax
     GO BAN                                            2.50%     09/30/09      12,500         12,513,319
--------------------------------------------------------------------------------------------------------
  Columbus (City of) City School District; Series
     2009 B, School Facilities Construction &
     Improvement Unlimited Tax GO BAN                  1.50%     12/16/09       2,000          2,004,596
--------------------------------------------------------------------------------------------------------
  Columbus (City of) Regional Airport Authority
     (OASBO Expanded Asset Pooled Financing
     Program); Sr. Series 2005, VRD Capital
     Funding RB (LOC-U.S. Bank, N.A.)(a)(b)            0.30%     07/01/35       7,070          7,070,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

  Dublin (City of) City School District; Series
     2009, School Construction Unlimited Tax GO
     BAN                                               2.00%     10/15/09     $ 2,700     $    2,704,383
--------------------------------------------------------------------------------------------------------
  Hamilton (County of) (Drake Center, Inc.);
     Series 1999 A, VRD Hospital Facilities RB
     (LOC-U.S. Bank, N.A.)(a)(b)                       0.30%     06/01/19       5,475          5,475,000
--------------------------------------------------------------------------------------------------------
  Lorain (County of) (EMH Regional Medical
     Center); Series 2008, Ref. VRD Hospital
     Facilities RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.30%     11/01/21       6,130          6,130,000
--------------------------------------------------------------------------------------------------------
  Lorain (County of) Port Authority (St. Ignatius
     High School); Series 2008, VRD Educational
     Facilities RB (LOC-U.S. Bank, N.A.)(a)(b)         0.30%     08/02/38       2,050          2,050,000
--------------------------------------------------------------------------------------------------------
  Ohio (State of) (Goodwill Industries of the
     Miami Valley); Series 2003, VRD Economic
     Development RB (LOC-PNC Bank, N.A.)(a)(b)         0.29%     06/01/23       7,320          7,320,000
--------------------------------------------------------------------------------------------------------
  Ohio (State of) Higher Educational Facility
     Commission (Cleveland Institute of Music);
     Series 2005, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     05/01/30       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Vandalia-Butler City School District;
     Series 2009 A, School Improvement Unlimited
     Tax GO BAN                                        1.50%     03/01/10       2,000          2,007,389
--------------------------------------------------------------------------------------------------------
     Series 2009 B, School Improvement Unlimited
     Tax GO BAN                                        1.50%     03/01/10       3,000          3,011,120
========================================================================================================
                                                                                              62,045,807
========================================================================================================


OKLAHOMA-1.61%

  Oklahoma (County of) Finance Authority (Oxford
     Oaks, Watersedge & Gardens at Reding
     Apartments); Series 2000, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     07/15/30      23,695         23,695,000
--------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Industries Authority
     (Oklahoma Christian University); Series 2005,
     VRD Educational Facility RB (LOC-Bank of
     America, N.A.)(a)(b)                              0.42%     12/01/35       2,000          2,000,000
========================================================================================================
                                                                                              25,695,000
========================================================================================================


OREGON-1.55%

  Portland (City of) (The South Park Block);
     Series 1988 A, Ref. VRD MFH RB (LOC-Harris
     N.A.)(a)(b)                                       0.30%     12/01/11      10,750         10,750,000
--------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Oregon (State of)
     Department of Administrative Services);
     Series 11742, VRD COP(b)(c)(d)                    0.42%     05/01/32      14,000         14,000,000
========================================================================================================
                                                                                              24,750,000
========================================================================================================


PENNSYLVANIA-5.17%

  Allegheny (County of) Hospital Development
     Authority (Central Blood Bank); Series 1992,
     VRD Health Facilities RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     12/01/10       2,225          2,225,000
--------------------------------------------------------------------------------------------------------
  Allegheny (County of) Hospital Development
     Authority (The Children's Home of
     Pittsburgh); Series 2006 B, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                 0.29%     06/01/35       5,250          5,250,000
--------------------------------------------------------------------------------------------------------
  Allegheny (County of) Industrial Development
     Authority (Eleven Parkway Center Associates);
     Series 1992, Ref. VRD Commercial Development
     RB (LOC-PNC Bank, N.A.)(a)(b)                     0.29%     12/15/12       1,795          1,795,000
--------------------------------------------------------------------------------------------------------
  Allegheny (County of) Industrial Development
     Authority (Oakland Catholic High School);
     Series 2007, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     06/01/38       1,440          1,440,000
--------------------------------------------------------------------------------------------------------
  Allegheny (County of) Industrial Development
     Authority (United Jewish Federation of
     Greater Pittsburgh); Series 1995 B, VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)(d)                     0.29%     10/01/25       3,150          3,150,000
--------------------------------------------------------------------------------------------------------
  Benzinger (Township of) Hospital Authority (Elk
     Regional Health System); Series 2000, VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     12/01/30       1,240          1,240,000
--------------------------------------------------------------------------------------------------------
  Butler (County of) General Authority (New Castle
     Area School District); Series 2009 A, VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     03/01/29       3,140          3,140,000
--------------------------------------------------------------------------------------------------------
  Cumberland (County of) Municipal Authority
     (LSN/TLS Obligated Group); Series 2003 A, VRD
     RB (LOC-Wells Fargo Bank, N.A.)(a)(b)             0.33%     01/01/33       1,050          1,050,000
--------------------------------------------------------------------------------------------------------
  Fayette (County of) Hospital Authority (Mt.
     Macrina Manor); Series 2002, Ref. VRD Sr.
     Health & Housing Facilities RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.39%     09/01/18       3,065          3,065,000
--------------------------------------------------------------------------------------------------------
  Haverford (Township of) School District; Series
     2009, VRD Limited Tax GO (LOC-TD Bank,
     N.A.)(a)(b)                                       0.30%     03/01/30       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Hazleton (City of) Area Industrial Development
     Authority (MMI Preparatory School); Series
     1999, VRD RB (LOC-PNC Bank, N.A.)(a)(b)(d)        0.29%     10/01/24       2,650          2,650,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

  Lebanon (County of) Health Facilities Authority
     (E.C.C. Retirement Village); Series 2000, VRD
     RB (LOC-PNC Bank, N.A.)(a)(b)                     0.32%     10/15/25     $ 9,315     $    9,315,000
--------------------------------------------------------------------------------------------------------
  Luzerne (County of) Convention Center Authority;
     Series 2008 A, VRD Hotel Room Rental Tax RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     09/01/28       2,480          2,480,000
--------------------------------------------------------------------------------------------------------
  Luzerne (County of) Industrial Development
     Authority; Series 2005, VRD Gtd. Lease RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     11/01/26       2,400          2,400,000
--------------------------------------------------------------------------------------------------------
  Montgomery (County of) Industrial Development
     Authority (LaSalle College High School);
     Series 2008, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     11/01/38       1,875          1,875,000
--------------------------------------------------------------------------------------------------------
  Northeastern Pennsylvania (Region of) Hospital &
     Education Authority (Danville Area School
     District); Series 2009, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     05/01/38       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Mercy Health System of
     Southeastern Pennsylvania); Series 1999 E-1,
     VRD RB (LOC-PNC Bank, N.A.)(a)(b)                 0.29%     09/01/19       1,100          1,100,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Pennsylvania Treasury
     Department Hospital Enhancement Loan Program-
     J.C. Blair Memorial Hospital); Series 2007 A-
     1, VRD RB (LOC-PNC Bank, N.A.)(a)(b)              0.29%     03/01/19       3,470          3,470,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Kings
     College); Series 2003 L-2, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                 0.29%     05/01/18       1,660          1,660,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Mercyhurst
     College); Series 1999 E-1, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                 0.29%     11/01/19       1,485          1,485,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Moore College
     of Art & Design); Series 2000 F-1, VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)(d)                     0.29%     05/01/20       2,050          2,050,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Rosemont
     College); Series 2004 O, VRD RB (LOC-Wells
     Fargo Bank, N.A.)(a)(b)                           0.31%     11/01/34       5,500          5,500,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-The Waynesburg
     College); Series 2004 N-2, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                 0.29%     05/01/34       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Quakertown (Borough of) General Authority
     (Pooled Financing Program); Series 1996 A,
     VRD RB (LOC-PNC Bank, N.A.)(a)(b)                 0.31%     07/01/26       4,010          4,010,000
--------------------------------------------------------------------------------------------------------
  Ridley (Township of) School District; Series
     2009, VRD Unlimited Tax GO (LOC-TD Bank,
     N.A.)(a)(b)                                       0.30%     11/01/29       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Upper Dauphin Industrial Development Authority
     (United Church of Christ Homes, Inc.); Series
     2001, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     12/01/26       6,000          6,000,000
========================================================================================================
                                                                                              82,350,000
========================================================================================================


RHODE ISLAND-0.94%

  Rhode Island (State of) & Providence
     Plantations; Series 2009, Unlimited GO TAN        2.50%     06/30/10       7,425          7,546,271
--------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (St. Andrew's School); Series
     1999, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)          0.34%     12/01/29       7,375          7,375,000
========================================================================================================
                                                                                              14,921,271
========================================================================================================


SOUTH CAROLINA-3.38%

  Charleston (County of); Series 2009 B, Ref.
     Unlimited Tax GO                                  2.00%     08/01/10       1,200          1,214,193
--------------------------------------------------------------------------------------------------------
  JPMorgan Chase PUTTERs (Berkeley (County of)
     School District); Series 2008-3253, VRD
     School Building Unlimited Tax GO(b)(c)(d)         0.44%     01/15/10       5,090          5,090,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Non-profit Institutions
     of Higher Learning (Columbia College); Series
     2001, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.38%     12/01/22       7,900          7,900,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Non-profit Institutions
     of Higher Learning (Morris College); Series
     1997, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(d)                                    0.38%     07/01/17         800            800,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Housing Finance &
     Development Authority (Runaway Bay
     Apartments); Series 2005, Ref. VRD MFH Rental
     RB (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     11/15/35       7,465          7,465,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

  South Carolina (State of) Jobs-Economic
     Development Authority (Heathwood Hall
     Episcopal School); Series 2001, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.33%     08/01/29     $ 1,200     $    1,200,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Lexington-Richland
     Alcohol & Drug Abuse Council Inc.); Series
     2009, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                        0.33%     05/01/39       4,500          4,500,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Porter-Gaud School);
     Series 2008, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     12/01/33      12,000         12,000,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (YMCA of Greenville);
     Series 2007, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     03/01/28       8,652          8,652,000
--------------------------------------------------------------------------------------------------------
  Spartanburg (County of) School District No. 2;
     Series 2009, Unlimited Tax GO                     3.00%     04/01/10       5,000          5,073,783
========================================================================================================
                                                                                              53,894,976
========================================================================================================


TENNESSEE-0.98%

  Chattanooga (City of) Health, Educational &
     Housing Facility Board (Windridge
     Apartments); Series 2003 A, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     05/15/33       3,175          3,175,000
--------------------------------------------------------------------------------------------------------
  Jackson (City of) Health, Educational & Housing
     Facility Board (Post House Jackson
     Apartments); Series 2002, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     10/15/32       3,970          3,970,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Hickory Trace Apartments);
     Series 2003, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(b)                      0.35%     03/01/33       4,750          4,750,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (The Park at Hermitage);
     Series 2004, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(b)                 0.30%     02/15/34       3,695          3,695,000
========================================================================================================
                                                                                              15,590,000
========================================================================================================


TEXAS-8.99%

  Arlington (City of);
     Series 2005 A, GO Commercial Paper Notes          0.40%     10/02/09       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
     Series 2005 A, GO Commercial Paper Notes          0.45%     10/14/09       7,500          7,500,000
--------------------------------------------------------------------------------------------------------
  Austin (City of) Housing Finance Corp. (Stassney
     Woods Apartments); Series 2004 A, Ref. VRD
     MFH RB (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     10/15/32       3,350          3,350,000
--------------------------------------------------------------------------------------------------------
  Bexar (County of) Housing Finance Corp.
     (Northwest Trails Apartments); Series 2004,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.32%     12/15/34       3,130          3,130,000
--------------------------------------------------------------------------------------------------------
  Dallas (County of) Community College District;
     Series 2009, Limited Tax GO                       1.50%     02/15/10       1,975          1,983,941
--------------------------------------------------------------------------------------------------------
  Denton (City of); Series 2009, Ref. Limited Tax
     GO                                                4.00%     02/15/10       1,325          1,344,946
--------------------------------------------------------------------------------------------------------
  Garland (City of); Series 2008, GO Commercial
     Paper Notes                                       0.40%     09/03/09      17,000         17,000,000
--------------------------------------------------------------------------------------------------------
  Gulf Coast Industrial Development Authority
     (Petrounited Terminals, Inc.); Series 1989,
     Ref. VRD RB (LOC-BNP Paribas)(a)(b)(d)(e)         0.32%     11/01/19       3,600          3,600,000
--------------------------------------------------------------------------------------------------------
  Harris (County of) Cultural Education Facilities
     Finance Corp. (Methodist Hospital System);
     Series 2009 C-1, Ref. RB                          0.55%     01/05/10       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Hockley (County of) Industrial Development Corp.
     (Amoco Corp.);
     Series 1983, VRD PCR(b)(e)                        0.75%     03/01/14      29,000         29,000,000
--------------------------------------------------------------------------------------------------------
     Series 1985, VRD PCR(b)(e)                        0.72%     11/01/19       9,000          9,000,000
--------------------------------------------------------------------------------------------------------
  Houston (City of) Higher Education Finance Corp.
     (Tierwester Oaks & Richfield Manor); Series
     2003 A, VRD Housing RB (LOC-Bank of New York
     Mellon)(a)(b)                                     1.20%     03/01/33       5,820          5,820,000
--------------------------------------------------------------------------------------------------------
  JPMorgan Chase PUTTERs (Spring Branch
     Independent School District); Series 2009-
     3377, VRD Limited Tax Schoolhouse GO(b)(c)(d)     0.34%     02/01/15       2,250          2,250,000
--------------------------------------------------------------------------------------------------------
  McKinney (City of) Independent School District;
     Series 2009, Ref. School Building Unlimited
     Tax GO                                            4.00%     02/15/10       4,645          4,715,227
--------------------------------------------------------------------------------------------------------
  Metropolitan Higher Education Authority
     (University of Dallas); Series 1999, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.38%     05/01/19       9,100          9,100,000
--------------------------------------------------------------------------------------------------------
  San Gabriel (City of) Health Facilities
     Development Corp. (YMCA of Greater Williamson
     County); Series 2005, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                           0.32%     04/01/26       4,805          4,805,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Tarrant (County of) Cultural Education
     Facilities Finance Corp. (Forth Worth Museum
     of Science & History); Series 2008, VRD
     Incremental Draw RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)(d)                                    0.33%     06/01/38     $19,000     $   19,000,000
--------------------------------------------------------------------------------------------------------
  Tarrant (County of) Housing Finance Corp.
     (Sierra Springs Apartments); Series 1999,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.32%     02/15/27       7,760          7,760,000
--------------------------------------------------------------------------------------------------------
  Travis (County of); Series 2008, Limited Tax GO
     Ctfs.                                             3.25%     03/01/10       2,000          2,024,793
========================================================================================================
                                                                                             143,383,907
========================================================================================================


UTAH-0.17%

  Duchesne School District Municipal Building
     Authority; Series 2005, VRD Lease RB
     (LOC-U.S. Bank, N.A.)(a)(b)                       0.28%     06/01/21       2,700          2,700,000
========================================================================================================


VIRGINIA-3.41%

  Alexandria (City of) Industrial Development
     Authority (Institute for Defense Analyses);
     Series 2006, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                  0.34%     10/01/35       9,875          9,875,000
--------------------------------------------------------------------------------------------------------
  Charlottesville (City of) Industrial Development
     Authority (University of Virginia
     Foundation); Series 2006 B, VRD Educational
     Facilities RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.32%     12/01/37       2,930          2,930,000
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Economic Development
     Authority (Capital Hospice); Series 2009, VRD
     Health Care Facilities RB (LOC-Branch Banking
     & Trust Co.)(a)(b)                                0.33%     01/01/34       6,050          6,050,000
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Economic Development
     Authority (Vienna II Metrorail Station);
     First Series 1999, Parking RB(f)(g)               6.00%     09/01/09       1,650          1,683,000
--------------------------------------------------------------------------------------------------------
     First Series 1999, Parking RB(f)(g)               6.00%     09/01/09       1,750          1,785,000
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Industrial Development
     Authority (Inova Health System Foundation);
     Series 2009 A, Health Care RB                     3.00%     05/15/10       3,000          3,049,218
--------------------------------------------------------------------------------------------------------
  Newport News (City of) Industrial Development
     Authority (Christopher Newport University
     Foundations); Series 2006, VRD Educational
     Facilities RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     08/01/36       2,035          2,035,000
--------------------------------------------------------------------------------------------------------
  Norfolk (City of) Economic Development Authority
     (Sentara Healthcare); Series 2009 A, Ref. VRD
     Hospital Facilities RB(b)                         0.70%     11/01/34       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Peninsula (Port of) Authority (Dominion
     Terminals Associates); Series 1987 C, Ref.
     VRD Coal Terminal RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                       0.35%     07/01/16       9,000          9,000,000
--------------------------------------------------------------------------------------------------------
  Suffolk (City of) Redevelopment & Housing
     Authority (Oak Springs Apartments, L.L.C.);
     Series 1999, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(b)                      0.34%     12/01/19       1,390          1,390,000
--------------------------------------------------------------------------------------------------------
  Virginia (State of) Public School Authority;
     Series 2009 IX, School Educational Technology
     RN                                                1.50%     04/15/10      11,460         11,534,078
========================================================================================================
                                                                                              54,331,296
========================================================================================================


WASHINGTON-1.98%

  King (County of) Renton School District No. 403;
     Series 2009, Ref. Unlimited Tax GO                5.00%     12/01/09       3,650          3,689,704
--------------------------------------------------------------------------------------------------------
  King (County of) Seattle School District No. 1;
     Series 2007 A, Limited Tax GO                     4.00%     12/01/09       4,545          4,584,829
--------------------------------------------------------------------------------------------------------
  Seattle (City of) Housing Authority (Bayview
     Manor); Series 1994 B, VRD Low-Income Housing
     Assistance RB (LOC-U.S. Bank, N.A.)(a)(b)         0.37%     05/01/19       2,480          2,480,000
--------------------------------------------------------------------------------------------------------
  Seattle (Port of) Industrial Development Corp.
     (Sysco Food Services of Seattle, Inc.);
     Series 1994, Ref. VRD RB(b)                       0.33%     11/01/25       8,000          8,000,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Higher Education
     Facilities Authority (Cornish College of the
     Arts); Series 2003 A, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                              0.40%     12/01/33       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Gonzaga Preparatory School, Inc.); Series
     2003, VRD Non-profit RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.38%     09/01/33       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Olympic Heights Apartments); Series 2002,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.32%     09/15/20       5,165          5,165,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

  Washington (State of) Housing Finance Commission
     (Valley View Apartments); Series 2002, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(b)                                   0.32%     09/15/20     $ 2,880     $    2,880,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (YMCA of Columbia-Willamette); Series 1999,
     VRD Non-profit RB (LOC-U.S. Bank, N.A.)(a)(b)     0.28%     08/01/24       2,500          2,500,000
========================================================================================================
                                                                                              31,499,533
========================================================================================================


WISCONSIN-3.89%

  Marathon (County of); Series 2009 A, Unlimited
     Tax GO Promissory Notes                           2.50%     12/01/09       2,835          2,847,343
--------------------------------------------------------------------------------------------------------
  Milwaukee (City of) Redevelopment Authority
     (University of Wisconsin-Milwaukee
     Kenilworth); Series 2005, VRD Lease RB
     (LOC-U.S. Bank, N.A.)(a)(b)                       0.39%     09/01/40       6,375          6,375,000
--------------------------------------------------------------------------------------------------------
  Milwaukee (City of); Series 2005 V-8, VRD
     Corporate Purpose Unlimited Tax GO(b)             0.32%     02/01/25      20,200         20,200,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Concordia University of
     Wisconsin, Inc.); Series 2009, Ref. VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.39%     05/01/39       4,000          4,000,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Indian Community School
     of Milwaukee, Inc.);
     Series 2006, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     12/01/36       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
     Series 2007, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     12/01/36      11,000         11,000,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Jewish Home & Care
     Center, Inc.); Series 2006, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     03/01/36       6,500          6,500,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Lawrence University of
     Wisconsin); Series 2009, Ref. VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.39%     02/01/39       4,145          4,145,000
========================================================================================================
                                                                                              62,067,343
========================================================================================================
TOTAL INVESTMENTS(h)(i)-100.27% (Cost
  $1,598,366,493)                                                                          1,598,366,493
========================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.27)%                                                         (4,289,963)
========================================================================================================
NET ASSETS-100.00%                                                                        $1,594,076,530
________________________________________________________________________________________________________
========================================================================================================




Investment Abbreviations:

BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
Gtd.     - Guaranteed
IDR      - Industrial Development Revenue Bonds
LOC      - Letter of Credit
MFH      - Multi-Family Housing
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax-Exempt Receipts
RB       - Revenue Bonds
Ref.     - Refunding
RN       - Revenue Notes
Sr.      - Senior
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


Notes to Schedule of Investments:

(a) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(b) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(c) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2009 was $114,980,000, which represented 7.21% of the Fund's Net Assets.
(e) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(f) Advance refunded; secured by an escrow fund of U.S. Government obligations.
(g) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)   Also represents cost for federal income tax purposes.
(i) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

     ENTITIES                                                                           PERCENTAGE
     ---------------------------------------------------------------------------------------------
     JPMorgan Chase Bank, N.A.                                                             21.1%
     ---------------------------------------------------------------------------------------------
     Wells Fargo Bank, N.A.                                                                 9.5
     ---------------------------------------------------------------------------------------------
     Branch Banking & Trust Co.                                                             7.8
     ---------------------------------------------------------------------------------------------
     Bank of America, N.A.                                                                  7.5
     ---------------------------------------------------------------------------------------------
     Federal National Mortgage Association                                                  7.5
     ---------------------------------------------------------------------------------------------
     PNC Bank, N.A.                                                                         5.9
     _____________________________________________________________________________________________
     =============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2009



                                                                                                                  GOVERNMENT
                                    LIQUID ASSETS       STIC PRIME          TREASURY           GOVERNMENT        TAXADVANTAGE
                                      PORTFOLIO          PORTFOLIO         PORTFOLIO       & AGENCY PORTFOLIO      PORTFOLIO
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------

ASSETS:

Investments, at value and cost     $29,314,843,912    $4,142,704,482    $ 9,991,829,470      $ 6,647,854,365     $640,070,361
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Repurchase agreements, at value
  and cost                           2,567,529,081       324,090,075     11,770,123,131        8,316,063,065               --
================================   ===============    ==============    ===============    ==================    ============
     Total investments, at value
       and cost                     31,882,372,993     4,466,794,557     21,761,952,601       14,963,917,430      640,070,361
================================   ===============    ==============    ===============    ==================    ============
Cash                                            --            12,771                 --               13,390           49,975
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Receivables for:
  Investments sold                      12,365,166                --                 --                   --               --
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Interest                              21,720,578           158,106            284,695            1,799,831          297,791
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Fund expenses absorbed                   377,594           364,749          1,897,113              394,533           35,265
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Investment for trustee deferred
  compensation and retirement
  plans                                    395,400           201,113            174,044               63,265           38,053
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Other assets                               727,855           344,649            256,289              255,768           25,326
________________________________   _______________    ______________    _______________    __________________    ____________
================================   ===============    ==============    ===============    ==================    ============
     Total assets                   31,917,959,586     4,467,875,945     21,764,564,742       14,966,444,217      640,516,771
________________________________   _______________    ______________    _______________    __________________    ____________
================================   ===============    ==============    ===============    ==================    ============


LIABILITIES:

Payables for:
  Investments purchased                598,633,396                --        464,462,884                   --               --
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Fund shares reacquired                        55                --                 --                   --               --
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Amount due custodian                     393,627                --                 --                   --               --
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Dividends                              8,056,914           303,253            991,730            2,097,255           40,441
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Accrued fees to affiliates             1,271,009           476,652          2,353,175              872,068           95,436
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Accrued operating expenses               357,586           112,673            261,793               34,901           38,623
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Trustee deferred compensation
  and retirement plans                   2,575,874         1,023,739          1,110,978              440,524           79,798
================================   ===============    ==============    ===============    ==================    ============
     Total liabilities                 611,288,461         1,916,317        469,180,560            3,444,748          254,298
================================   ===============    ==============    ===============    ==================    ============
Net assets applicable to shares
  outstanding                      $31,306,671,125    $4,465,959,628    $21,295,384,182      $14,962,999,469     $640,262,473
________________________________   _______________    ______________    _______________    __________________    ____________
================================   ===============    ==============    ===============    ==================    ============


NET ASSETS CONSIST OF:

Shares of beneficial interest      $31,304,242,545    $4,464,875,266    $21,294,087,404      $14,962,479,481     $640,205,651
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Undistributed net investment
  income                                 2,304,696           779,191            796,235              273,795           40,011
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Undistributed net realized gain
  (loss)                                   123,884           305,171            500,543              246,193           16,811
================================   ===============    ==============    ===============    ==================    ============
                                   $31,306,671,125    $4,465,959,628    $21,295,384,182      $14,962,999,469     $640,262,473
________________________________   _______________    ______________    _______________    __________________    ____________
================================   ===============    ==============    ===============    ==================    ============
                                      TAX-FREE
                                    CASH RESERVE
                                      PORTFOLIO
--------------------------------   --------------

ASSETS:

Investments, at value and cost     $1,598,366,493
--------------------------------   --------------
Repurchase agreements, at value
  and cost                                     --
================================   ==============
     Total investments, at value
       and cost                     1,598,366,493
================================   ==============
Cash                                           --
--------------------------------   --------------
Receivables for:
  Investments sold                      3,225,000
--------------------------------   --------------
  Interest                              1,983,372
--------------------------------   --------------
  Fund expenses absorbed                  134,725
--------------------------------   --------------
Investment for trustee deferred
  compensation and retirement
  plans                                    72,322
--------------------------------   --------------
Other assets                              158,926
________________________________   ______________
================================   ==============
     Total assets                   1,603,940,838
________________________________   ______________
================================   ==============


LIABILITIES:

Payables for:
  Investments purchased                 8,254,380
--------------------------------   --------------
  Fund shares reacquired                       --
--------------------------------   --------------
  Amount due custodian                    891,166
--------------------------------   --------------
  Dividends                               100,732
--------------------------------   --------------
  Accrued fees to affiliates              168,446
--------------------------------   --------------
  Accrued operating expenses               69,796
--------------------------------   --------------
Trustee deferred compensation
  and retirement plans                    379,788
================================   ==============
     Total liabilities                  9,864,308
================================   ==============
Net assets applicable to shares
  outstanding                      $1,594,076,530
________________________________   ______________
================================   ==============


NET ASSETS CONSIST OF:

Shares of beneficial interest      $1,594,119,445
--------------------------------   --------------
Undistributed net investment
  income                                       --
--------------------------------   --------------
Undistributed net realized gain
  (loss)                                  (42,915)
================================   ==============
                                   $1,594,076,530
________________________________   ______________
================================   ==============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        SHORT-TERM INVESTMENTS TRUST

August 31, 2009


                                                                                                GOVERNMENT       GOVERNMENT
                                       LIQUID ASSETS       STIC PRIME          TREASURY          & AGENCY       TAXADVANTAGE
                                         PORTFOLIO          PORTFOLIO         PORTFOLIO          PORTFOLIO        PORTFOLIO
-----------------------------------   ---------------    --------------    ---------------    --------------    ------------


NET ASSETS:

Institutional Class                   $20,264,356,102    $2,573,720,722    $ 4,882,281,593    $9,814,844,729    $535,957,119
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Private Investment Class              $   748,744,103    $  429,979,208    $ 2,267,918,987    $  781,263,504    $ 42,922,415
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Personal Investment Class             $   145,662,783    $  181,407,070    $   211,723,223    $   17,751,988    $ 12,116,971
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Cash Management Class                 $ 3,194,408,070    $  914,098,732    $11,498,816,775    $1,924,915,875    $ 25,730,669
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Reserve Class                         $    73,019,998    $    9,340,596    $    29,733,920    $  139,398,750    $  5,747,244
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Resource Class                        $   800,343,006    $  223,531,605    $   365,409,087    $  486,522,012    $ 17,773,495
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Corporate Class                       $ 6,080,137,063    $  133,881,695    $ 2,039,500,597    $1,798,302,611    $     14,560
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                    20,262,455,303     2,574,138,897      4,881,891,723     9,814,575,825     535,893,705
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Private Investment Class                  748,686,863       430,049,832      2,267,818,160       781,207,982      42,942,208
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Personal Investment Class                 145,650,283       181,347,021        211,638,281        17,748,109      12,117,440
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Cash Management Class                   3,194,079,649       914,061,537     11,498,193,426     1,924,832,638      25,725,110
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Reserve Class                              73,017,223         9,341,830         29,708,952       139,398,619       5,745,387
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Resource Class                            800,303,906       223,502,841        365,351,864       486,480,032      17,770,627
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Corporate Class                         6,080,048,816       133,863,292      2,039,474,554     1,798,271,508          14,560
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Net asset value, offering and
  redemption price per share for
  each class                          $          1.00    $         1.00    $          1.00    $         1.00    $       1.00
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
                                        TAX-FREE
                                      CASH RESERVE
                                        PORTFOLIO
-----------------------------------   ------------


NET ASSETS:

Institutional Class                   $829,400,479
___________________________________   ____________
===================================   ============
Private Investment Class              $206,397,720
___________________________________   ____________
===================================   ============
Personal Investment Class             $  7,414,448
___________________________________   ____________
===================================   ============
Cash Management Class                 $360,427,435
___________________________________   ____________
===================================   ============
Reserve Class                         $ 14,830,931
___________________________________   ____________
===================================   ============
Resource Class                        $129,077,653
___________________________________   ____________
===================================   ============
Corporate Class                       $ 46,527,864
___________________________________   ____________
===================================   ============


SHARES OUTSTANDING, $0.01 PAR VALUE
  PER SHARE,
  UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                    829,359,918
___________________________________   ____________
===================================   ============
Private Investment Class               206,376,863
___________________________________   ____________
===================================   ============
Personal Investment Class                7,410,508
___________________________________   ____________
===================================   ============
Cash Management Class                  360,443,603
___________________________________   ____________
===================================   ============
Reserve Class                           14,827,667
___________________________________   ____________
===================================   ============
Resource Class                         129,071,970
___________________________________   ____________
===================================   ============
Corporate Class                         46,545,423
___________________________________   ____________
===================================   ============
Net asset value, offering and
  redemption price per share for
  each class                          $       1.00
___________________________________   ____________
===================================   ============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the year ended August 31, 2009



                                                                                       GOVERNMENT &     GOVERNMENT       TAX-FREE
                                       LIQUID ASSETS     STIC PRIME      TREASURY         AGENCY       TAXADVANTAGE    CASH RESERVE
                                         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------

INVESTMENT INCOME:

Interest                                $328,794,854    $70,351,228    $118,800,880     $86,956,379     $2,639,599      $32,064,698
====================================   =============    ===========    ============    ============    ============    ============


EXPENSES:

Advisory fees                             37,035,041      9,571,678      34,591,158      11,784,895        728,250        5,159,907
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Administrative services fees               1,250,701        701,433       1,201,823         863,547        152,498          529,144
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Custodian fees                             1,009,624        279,337         968,242         396,708         17,624          117,837
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Distribution fees:
  Private Investment Class                 3,561,154      2,772,949       8,079,641       3,754,826        222,350        1,162,151
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Personal Investment Class                1,010,252      2,319,285       2,563,282         175,721        125,690           73,331
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Cash Management Class                    2,864,181      1,240,081      11,689,077       1,793,949         22,267          633,670
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Reserve Class                              494,372        193,661         464,229       1,432,976         79,511          221,709
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Resource Class                           1,741,399        582,661       1,041,867       1,287,690         55,066          385,744
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Corporate Class                            906,814        138,631         635,149         326,299             29           29,811
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Transfer agent fees                        2,222,102        574,301       2,075,469       1,060,640         36,195          220,946
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Trustees' and officers' fees and
  benefits                                   784,923        239,859         723,069         351,974         28,916          105,685
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Treasury Guarantee Program Fee             8,035,286      2,847,846       5,378,059       2,195,222         86,800        1,142,712
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Other                                      1,414,496        483,465       1,089,755         489,752        161,431          366,516
====================================   =============    ===========    ============    ============    ============    ============
     Total expenses                       62,330,345     21,945,187      70,500,820      25,914,199      1,716,627       10,149,163
====================================   =============    ===========    ============    ============    ============    ============
Less: Fees waived and expenses
  reimbursed                             (15,530,500)    (7,002,115)    (22,753,253)     (3,998,491)      (879,243)      (2,057,670)
====================================   =============    ===========    ============    ============    ============    ============
     Net expenses                         46,799,845     14,943,072      47,747,567      21,915,708        837,384        8,091,493
====================================   =============    ===========    ============    ============    ============    ============
Net investment income                    281,995,009     55,408,156      71,053,313      65,040,671      1,802,215       23,973,205
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Net realized gain (loss) from
  Investment securities*                     123,884        305,215         500,543         246,194         16,810          (22,317)
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Net increase in net assets resulting
  from operations                       $282,118,893    $55,713,371    $ 71,553,856     $65,286,865     $1,819,025      $23,950,888
____________________________________   _____________    ___________    ____________    ____________    ____________    ____________
====================================   =============    ===========    ============    ============    ============    ============


* Includes net gains (losses) from securities sold to affiliates of $(23,999) for STIC Prime Portfolio.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2009 and 2008



                                                                    LIQUID ASSETS                          STIC PRIME
                                                                      PORTFOLIO                             PORTFOLIO
                                                         ----------------------------------    ----------------------------------
                                                               2009               2008               2009               2008
------------------------------------------------------   ----------------------------------    ----------------------------------

OPERATIONS:

  Net investment income                                  $   281,995,009    $   986,572,354    $    55,408,156     $  272,687,296
------------------------------------------------------   ----------------------------------    ----------------------------------
  Net realized gain                                              123,884          1,539,599            305,215              3,889
======================================================   ==================================    ==================================
     Net increase in net assets resulting from
       operations                                            282,118,893        988,111,953         55,713,371        272,691,185
======================================================   ==================================    ==================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Institutional Class                                       (206,290,882)      (773,192,230)       (32,817,124)      (146,818,532)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                    (7,319,950)       (31,025,738)        (4,020,690)       (23,117,055)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                   (1,098,666)        (2,841,961)        (2,109,396)       (13,040,776)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                      (30,960,183)      (109,567,367)       (10,697,427)       (58,987,907)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                                 (352,311)        (1,010,156)          (138,538)        (1,359,320)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                              (9,864,204)       (35,278,874)        (2,445,214)       (17,656,026)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                            (26,106,523)       (33,658,480)        (3,181,343)       (11,706,176)
======================================================   ==================================    ==================================
     Total distributions from net investment income         (281,992,719)      (986,574,806)       (55,409,732)      (272,685,792)
======================================================   ==================================    ==================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS:

  Institutional Class                                                 --           (197,561)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                            --            (10,599)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                           --               (899)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                               --            (26,909)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                                       --               (320)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                                      --             (9,119)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                                     --             (5,486)                --                 --
======================================================   ==================================    ==================================
     Total distributions from net realized gains                      --           (250,893)                --                --
======================================================   ==================================    ==================================
Share transactions-net:

  Institutional Class                                     (4,303,175,563)     6,485,194,440     (2,731,206,538)     1,825,565,067
------------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                  (126,828,864)       (10,251,643)      (270,897,781)        68,020,412
------------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                   26,894,700         37,348,782       (224,672,416)        (3,886,620)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                      195,654,142       (399,381,658)      (672,213,909)      (560,320,917)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                                3,939,027         29,830,265        (56,419,428)        34,800,968
------------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                            (409,146,795)        80,942,475       (259,113,502)       (87,586,032)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                          3,588,882,875      1,854,984,427       (255,308,233)      (227,262,617)
======================================================   ==================================    ==================================
     Net increase (decrease) in net assets resulting
       from share transactions                            (1,023,780,478)     8,078,667,088     (4,469,831,807)     1,049,330,261
======================================================   ==================================    ==================================
     Net increase (decrease) in net assets                (1,023,654,304)     8,079,953,342     (4,469,528,168)     1,049,335,654
======================================================   ==================================    ==================================


NET ASSETS:

  Beginning of year                                       32,330,325,429     24,250,372,087      8,935,487,796      7,886,152,142
======================================================   ==================================    ==================================
  End of year*                                           $31,306,671,125    $32,330,325,429    $ 4,465,959,628     $8,935,487,796
======================================================   ==================================    ==================================
  * Includes accumulated undistributed net investment
     income                                              $     2,304,696    $     2,055,978    $       779,191     $      780,767
______________________________________________________   __________________________________    __________________________________
======================================================   ==================================    ==================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2009 and 2008



                                                                     TREASURY
                                                                     PORTFOLIO                   GOVERNMENT & AGENCY PORTFOLIO
                                                        ----------------------------------    ----------------------------------
                                                              2009               2008               2009               2008
-----------------------------------------------------   ----------------------------------    ----------------------------------

OPERATIONS:

  Net investment income                                 $    71,053,313    $   335,668,195    $    65,040,671     $  132,995,480
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Net realized gain                                             500,543            796,700            246,194             21,064
=====================================================   ==================================    ==================================
     Net increase in net assets resulting from
       operations                                            71,553,856        336,464,895         65,286,865        133,016,544
=====================================================   ==================================    ==================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Institutional Class                                       (25,701,725)      (126,788,023)       (42,622,243)       (58,248,057)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                   (2,471,906)       (27,955,769)        (2,672,508)       (17,305,969)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                    (516,829)        (9,294,539)           (92,666)          (972,652)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                     (34,500,234)      (129,692,421)       (10,479,447)       (32,835,514)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                                 (41,384)        (1,376,658)          (301,499)        (2,453,107)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                             (1,598,019)       (13,276,060)        (3,340,436)        (9,649,256)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                            (6,223,216)       (27,284,725)        (5,531,872)       (11,530,925)
=====================================================   ==================================    ==================================
     Total distributions from net investment income         (71,053,313)      (335,668,195)       (65,040,671)      (132,995,480)
=====================================================   ==================================    ==================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS:

  Institutional Class                                                --           (473,796)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                           --           (118,403)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                          --            (50,942)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                              --           (448,296)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                                      --             (8,834)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                                     --            (63,609)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                                    --            (97,084)                --                 --
=====================================================   ==================================    ==================================
     Total distributions from net realized gains                     --         (1,260,964)                --                --
=====================================================   ==================================    ==================================
Share transactions-net:

  Institutional Class                                       242,973,439      1,333,176,443      7,843,243,506        642,476,996
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                1,114,086,769        (96,814,017)       276,550,984        (94,346,600)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                (259,366,509)        56,460,674        (12,012,488)         3,165,254
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                   3,941,697,008      4,723,195,817        896,833,637        297,723,799
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                              (6,658,701)       (33,371,096)         4,289,572        118,160,663
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                           (263,804,891)       253,473,111        160,815,277         28,128,419
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                         1,179,991,860        411,359,642      1,771,085,386       (290,582,602)
=====================================================   ==================================    ==================================
     Net increase (decrease) in net assets resulting
       from share transactions                            5,948,918,975      6,647,480,574     10,940,805,874        704,725,929
=====================================================   ==================================    ==================================
     Net increase (decrease) in net assets                5,949,419,518      6,647,016,310     10,941,052,068        704,746,993
=====================================================   ==================================    ==================================


NET ASSETS:

  Beginning of year                                      15,345,964,664      8,698,948,354      4,021,947,401      3,317,200,408
=====================================================   ==================================    ==================================
  End of year*                                          $21,295,384,182    $15,345,964,664    $14,962,999,469     $4,021,947,401
=====================================================   ==================================    ==================================
  * Includes accumulated undistributed net investment
     income                                             $       796,235    $       320,482    $       273,795     $      252,731
_____________________________________________________   __________________________________    __________________________________
=====================================================   ==================================    ==================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2009 and 2008



                                                                               GOVERNMENT TAXADVANTAGE
                                                                                      PORTFOLIO
                                                                            -----------------------------
                                                                                2009             2008
-------------------------------------------------------------------------   -----------------------------

OPERATIONS:

  Net investment income                                                     $  1,802,215    $  21,110,389
-------------------------------------------------------------------------   -----------------------------
  Net realized gain                                                               16,810           35,203
=========================================================================   =============================
     Net increase in net assets resulting from operations                      1,819,025       21,145,592
=========================================================================   =============================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Institutional Class                                                         (1,351,087)     (15,069,110)
-------------------------------------------------------------------------   -----------------------------
  Private Investment Class                                                      (160,241)      (1,337,006)
-------------------------------------------------------------------------   -----------------------------
  Personal Investment Class                                                      (35,690)        (320,868)
-------------------------------------------------------------------------   -----------------------------
  Cash Management Class                                                         (114,529)      (1,954,141)
-------------------------------------------------------------------------   -----------------------------
  Reserve Class                                                                  (18,594)        (318,949)
-------------------------------------------------------------------------   -----------------------------
  Resource Class                                                                (121,572)      (1,927,247)
-------------------------------------------------------------------------   -----------------------------
  Corporate Class                                                                   (181)        (182,620)
=========================================================================   =============================
     Total distributions from net investment income                           (1,801,894)     (21,109,941)
=========================================================================   =============================


SHARE TRANSACTIONS-NET:

  Institutional Class                                                        308,963,899      (94,498,613)
-------------------------------------------------------------------------   -----------------------------
  Private Investment Class                                                     2,380,209       (2,781,236)
-------------------------------------------------------------------------   -----------------------------
  Personal Investment Class                                                      871,302          258,055
-------------------------------------------------------------------------   -----------------------------
  Cash Management Class                                                       (3,370,792)     (64,212,095)
-------------------------------------------------------------------------   -----------------------------
  Reserve Class                                                               (6,774,557)         576,416
-------------------------------------------------------------------------   -----------------------------
  Resource Class                                                             (16,349,278)     (19,110,119)
-------------------------------------------------------------------------   -----------------------------
  Corporate Class                                                                    105              490
=========================================================================   =============================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          285,720,888     (179,767,102)
=========================================================================   =============================
     Net increase (decrease) in net assets                                   285,738,019     (179,731,451)
=========================================================================   =============================


NET ASSETS:

  Beginning of year                                                          354,524,454      534,255,905
=========================================================================   =============================
  End of year*                                                              $640,262,473    $ 354,524,454
=========================================================================   =============================
  * Includes accumulated undistributed net investment income                $     40,011    $       4,488
_________________________________________________________________________   _____________________________
=========================================================================   =============================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the year ended August 31, 2009, the period April 1, 2008 through August 31, 2008 and the year ended March 31, 2008



                                                                          TAX-FREE CASH RESERVE PORTFOLIO
                                                              ------------------------------------------------------
                                                                 YEAR ENDED      FIVE MONTHS ENDED      YEAR ENDED
                                                                 AUGUST 31,          AUGUST 31,          MARCH 31,
                                                                    2009                2008               2008
-----------------------------------------------------------   ------------------------------------------------------

OPERATIONS:

  Net investment income                                       $    23,973,205     $    28,410,124     $  128,045,234
-----------------------------------------------------------   ------------------------------------------------------
  Net realized gain (loss)                                            (22,317)             52,717            (64,510)
===========================================================   ======================================================
     Net increase in net assets resulting from operations          23,950,888          28,462,841        127,980,724
===========================================================   ======================================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Institutional Class                                             (13,009,492)        (18,070,278)       (90,092,433)
-----------------------------------------------------------   ------------------------------------------------------
  Private Investment Class                                         (1,828,224)         (1,635,408)        (5,907,971)
-----------------------------------------------------------   ------------------------------------------------------
  Personal Investment Class                                           (62,865)           (176,216)          (955,425)
-----------------------------------------------------------   ------------------------------------------------------
  Cash Management Class                                            (6,286,393)         (6,133,979)       (16,534,933)
-----------------------------------------------------------   ------------------------------------------------------
  Reserve Class                                                      (139,845)           (211,018)          (393,176)
-----------------------------------------------------------   ------------------------------------------------------
  Resource Class                                                   (1,628,204)         (1,617,168)        (8,334,594)
-----------------------------------------------------------   ------------------------------------------------------
  Corporate Class                                                  (1,018,182)           (566,057)        (5,826,702)
===========================================================   ======================================================
     Total distributions from net investment income               (23,973,205)        (28,410,124)      (128,045,234)
===========================================================   ======================================================


SHARE TRANSACTIONS-NET:

  Institutional Class                                            (936,106,159)     (1,491,090,115)       386,399,200
-----------------------------------------------------------   ------------------------------------------------------
  Private Investment Class                                        (94,497,894)         51,524,057         64,205,316
-----------------------------------------------------------   ------------------------------------------------------
  Personal Investment Class                                       (32,729,453)          5,678,676            794,543
-----------------------------------------------------------   ------------------------------------------------------
  Cash Management Class                                          (535,463,971)        106,134,034         68,418,687
-----------------------------------------------------------   ------------------------------------------------------
  Reserve Class                                                   (28,292,619)        (17,665,380)        48,055,399
-----------------------------------------------------------   ------------------------------------------------------
  Resource Class                                                 (132,418,789)         19,122,544       (138,677,567)
-----------------------------------------------------------   ------------------------------------------------------
  Corporate Class                                                   3,700,743        (103,848,507)       (13,522,471)
===========================================================   ======================================================
     Net increase (decrease) in net assets resulting from
       share transactions                                      (1,755,808,142)     (1,430,144,691)       415,673,107
===========================================================   ======================================================
     Net increase (decrease) in net assets                     (1,755,830,459)     (1,430,091,974)       415,608,597
===========================================================   ======================================================


NET ASSETS:

  Beginning of year                                             3,349,906,989       4,779,998,963      4,364,390,366
-----------------------------------------------------------   ------------------------------------------------------
  End of year*                                                $ 1,594,076,530     $ 3,349,906,989     $4,779,998,963
-----------------------------------------------------------   ------------------------------------------------------
  * Includes accumulated undistributed net investment
     income                                                   $            --     $            --     $           --
___________________________________________________________   ______________________________________________________
===========================================================   ======================================================



NOTES TO FINANCIAL STATEMENTS

August 31, 2009

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the "Funds"). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.


52        SHORT-TERM INVESTMENTS TRUST

  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds' securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

        Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        The Funds may periodically participate in litigation related to each Fund's investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund's investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

        The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

        Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print, which is generally 45 days from the period-end date.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds' servicing agreements, that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. TREASURY GUARANTEE PROGRAM -- The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury's (the "Treasury Department") Temporary Guarantee Program for Money Market Funds (the "Program") as extended except as noted below. Under the Program, the Treasury Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of

53        SHORT-TERM INVESTMENTS TRUST
      liquidation is less than $0.995. On April 7, 2009, the Funds' Board approved Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio to participate in the final extension of the Program through September 18, 2009. The Program expired on September 18, 2009.

J. OTHER RISKS -- Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

        The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

        The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

        Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investments in municipal securities.

        There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

K. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The repurchase amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Advisor at an annual rate based on each Funds' average daily net assets as follows, respectively:

                                          FIRST $250     NEXT $250     OVER $500
                                            MILLION       MILLION       MILLION
--------------------------------------------------------------------------------
Liquid Assets Portfolio                      0.15%          0.15%         0.15%
--------------------------------------------------------------------------------
STIC Prime Portfolio                         0.15%          0.15%         0.15%
--------------------------------------------------------------------------------
Treasury Portfolio                           0.15%          0.15%         0.15%
--------------------------------------------------------------------------------
Government & Agency Portfolio                0.10%          0.10%         0.10%
--------------------------------------------------------------------------------
Government TaxAdvantage Portfolio            0.20%          0.15%         0.10%
--------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio              0.25%          0.25%         0.20%
--------------------------------------------------------------------------------




  Under the terms of a master sub-advisory agreement approved by shareholders of the Funds between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Funds, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Advisor(s).


54        SHORT-TERM INVESTMENTS TRUST

  Effective July 1, 2009, the Advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

                                                      PRIVATE       PERSONAL         CASH
                                  INSTITUTIONAL     INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
                                      CLASS            CLASS          CLASS          CLASS        CLASS        CLASS        CLASS
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                0.14%           0.44%          0.69%          0.22%         1.01%       0.34%         0.17%
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                   0.14%           0.44%          0.69%          0.22%         1.01%       0.30%         0.17%
-----------------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                     0.14%           0.44%          0.69%          0.22%         1.01%       0.30%         0.17%
-----------------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio          0.14%           0.44%          0.69%          0.22%         1.01%       0.30%         0.17%
-----------------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                            0.14%           0.39%          0.69%          0.22%         1.01%       0.30%         0.17%
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio        0.25%           0.50%          0.80%          0.33%         1.12%       0.41%         0.28%
-----------------------------------------------------------------------------------------------------------------------------------




  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Aim Distributors, Inc. ("IADI").

  Prior to July 1, 2009, the Advisor had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each Fund, except for Tax-Free Cash Reserve Portfolio which was limited to 0.22%, based on average daily net assets of such Fund, respectively.

  In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above:
(i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items or non-routine items, including payments to participate in the United States Treasury Temporary Guarantee Program; (v) expenses related to a merger or reorganization, as approved by the Funds' Board of Trustees; and (vi) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Funds may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Funds.

  For the year ended August 31, 2009, the Advisor waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Liquid Assets Portfolio                                    $13,047,959
----------------------------------------------------------------------
STIC Prime Portfolio                                         4,018,038
----------------------------------------------------------------------
Treasury Portfolio                                          12,248,387
----------------------------------------------------------------------
Government & Agency Portfolio                                  732,865
----------------------------------------------------------------------
Government TaxAdvantage Portfolio                              619,691
----------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                985,566
----------------------------------------------------------------------




  Further, Invesco Aim and/or IADI voluntarily waived fees and/or reimbursed expenses in order to increase the Fund's yields. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2009 are shown below:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT      RESERVE     RESOURCE     CORPORATE
                                              CLASS          CLASS          CLASS         CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                    $   12,515      $ 57,334       $     --      $ 81,725     $     --       $   --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                          275,838       481,150         23,643        47,778       38,288           --
---------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                          2,136,463       850,769        632,120       245,089      115,003        3,485
---------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                 369,950        29,259             --       510,768        4,245           --
---------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio              19,760        37,988          1,382        25,267        4,659           --
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                98,281        14,231         23,594        71,188       30,825          649
---------------------------------------------------------------------------------------------------------------------------




  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which each Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which each Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.


55        SHORT-TERM INVESTMENTS TRUST

  Under the terms of a master distribution agreement between Invesco Aim Distributors, Inc. ("IADI") and the Trust, IADI acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

  PRIVATE      PERSONAL        CASH
INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
   CLASS         CLASS         CLASS       CLASS       CLASS       CLASS
--------------------------------------------------------------------------
   0.50%         0.75%         0.10%        1.00%      0.20%        0.03%
--------------------------------------------------------------------------




  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

  IADI has contractually agreed through at least June 30, 2010, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
                                              CLASS          CLASS          CLASS        CLASS        CLASS        CLASS
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                       0.30%          0.55%          0.08%         0.87%       0.20%         0.03%
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                          0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                            0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                 0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio             0.25%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio               0.25%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------




  Pursuant to the agreement above, for the year ended August 31, 2009, IADI waived Plan fees of:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT      RESERVE     RESOURCE     CORPORATE
                                              CLASS          CLASS          CLASS         CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                    $1,424,462      $269,401      $  572,836     $ 64,268          N/A        N/A
---------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                        1,109,180       618,476         248,016       25,176      116,532        N/A
---------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                          3,231,856       683,542       2,337,815       60,350      208,374        N/A
---------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio               1,501,930        46,859         358,790      186,287      257,538        N/A
---------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio             111,175        33,517           4,454       10,337       11,013        N/A
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio               581,076        19,555         126,734       28,822       77,149        N/A
---------------------------------------------------------------------------------------------------------------------------




  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.


56        SHORT-TERM INVESTMENTS TRUST

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, August 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                 LEVEL 1         LEVEL 2         LEVEL 3          TOTAL
----------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio
  Short-term Investments                                           $--       $31,882,372,993       $--       $31,882,372,993
----------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio
  Short-term Investments                                            --         4,466,794,557        --         4,466,794,557
----------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio
  Short-term Investments                                            --        21,761,952,601        --        21,761,952,601
----------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio
  Short-term Investments                                            --        14,963,917,430        --        14,963,917,430
----------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio
  Short-term Investments                                            --           640,070,361        --           640,070,361
----------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio
  Short-term Investments                                            --         1,598,366,493        --         1,598,366,493
----------------------------------------------------------------------------------------------------------------------------



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2009, each Fund engaged in transactions with affiliates as listed below:

                                                 SECURITIES PURCHASES     SECURITIES SALES     NET REALIZED GAINS/(LOSSES)
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                             $2,779,039,971         $2,020,596,037                $     --
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                            --             28,327,644                 (23,999)
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                        4,999,972              5,000,000                      --
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                      2,169,309,982          3,217,754,042                      --
--------------------------------------------------------------------------------------------------------------------------



NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

  During the year ended August 31, 2009, the Funds in aggregate paid legal fees of $195,947 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (i) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco Aim, not to exceed the contractually agreed upon rate; or
(ii) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.


57        SHORT-TERM INVESTMENTS TRUST

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

TAX CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS PAID DURING THE YEARS ENDED AUGUST 31, 2009 AND 2008:

                                                                            2009                2008
                                                                      ORDINARY INCOME     ORDINARY INCOME
---------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                 $281,992,719        $986,825,699
---------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                      55,409,732         272,685,792
---------------------------------------------------------------------------------------------------------
Treasury Portfolio                                                        71,053,313         336,929,159
---------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                             65,040,671         132,995,480
---------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                          1,801,894          21,109,941
---------------------------------------------------------------------------------------------------------



TAX CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS PAID DURING THE YEAR ENDED AUGUST 31, 2009, THE PERIOD APRIL 1, 2008 THROUGH AUGUST 31, 2008 AND THE YEAR ENDED MARCH 31, 2008 WERE AS FOLLOWS:

                                                           YEAR ENDED       FIVE MONTHS ENDED        YEAR ENDED
                                                        AUGUST 31, 2009      AUGUST 31, 2008       MARCH 31, 2008
                                                        ORDINARY INCOME      ORDINARY INCOME      ORDINARY INCOME
                                                          -TAX-EXEMPT          -TAX-EXEMPT          -TAX-EXEMPT
-----------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                           $23,973,205          $28,410,124          $128,045,234
-----------------------------------------------------------------------------------------------------------------



TAX COMPONENTS OF NET ASSETS AT PERIOD-END:

                                    UNDISTRIBUTED    TEMPORARY BOOK/   CAPITAL LOSS   POST-OCTOBER        SHARES OF
                                   ORDINARY INCOME   TAX DIFFERENCES   CARRYFORWARD     DEFERRALS    BENEFICIAL INTEREST
------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio               $5,069,953       $(2,641,373)      $     --       $      --      $31,304,242,545
------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                   2,141,414        (1,057,052)            --              --        4,464,875,266
------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                     2,867,960        (1,139,809)            --        (431,373)      21,294,087,404
------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio            970,992          (451,004)            --              --       14,962,479,481
------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                              142,922           (86,100)            --              --          640,205,651
------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio          391,767          (391,767)       (25,886)        (17,029)       1,594,119,445
------------------------------------------------------------------------------------------------------------------------

                                      TOTAL NET
                                        ASSETS
--------------------------------------------------
Liquid Assets Portfolio            $31,306,671,125
--------------------------------------------------
STIC Prime Portfolio                 4,465,959,628
--------------------------------------------------
Treasury Portfolio                  21,295,384,182
--------------------------------------------------
Government & Agency Portfolio       14,962,999,469
--------------------------------------------------
Government TaxAdvantage
  Portfolio                            640,262,473
--------------------------------------------------
Tax-Free Cash Reserve Portfolio      1,594,076,530
--------------------------------------------------




  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The following Fund has a capital loss carryforward as of August 31, 2009 which expires as follows:

                                                               AUGUST 31, 2015     AUGUST 31, 2017     TOTAL*
-------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                     13,734              12,152         25,886
-------------------------------------------------------------------------------------------------------------



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2009, the following Funds had reclassification of permanent differences as listed below. These reclassifications had no effect on the net assets of each Fund.

                                                                  UNDISTRIBUTED NET       UNDISTRIBUTED NET
                                                                  INVESTMENT INCOME     REALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                $246,428               $(246,428)
------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                                      475,753                (475,753)
------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                            21,064                 (21,064)
------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                        35,202                 (35,202)
------------------------------------------------------------------------------------------------------------





58        SHORT-TERM INVESTMENTS TRUST

NOTE 9--SHARE INFORMATION

LIQUID ASSETS PORTFOLIO


                                                                                SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED                             YEAR ENDED
                                                                AUGUST 31, 2009(a)                       AUGUST 31, 2008
                                                       ------------------------------------   ------------------------------------
                                                            SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   115,210,746,376   $ 115,210,746,376    242,611,280,919   $ 242,611,280,919
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           5,348,698,563       5,348,698,563     15,741,392,603      15,741,392,603
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                          1,108,427,503       1,108,427,503        579,075,353         579,075,353
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  22,021,236,511      22,021,236,511     25,329,466,293      25,329,466,293
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             464,078,823         464,078,823        418,024,055         418,024,055
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          4,436,961,030       4,436,961,030      5,064,353,845       5,064,353,845
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        25,713,082,952      25,713,082,952     15,990,389,827      15,990,389,827
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                        92,389,548          92,389,548        315,840,903         315,840,903
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                               4,175,312           4,175,312         14,332,034          14,332,034
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                              1,019,143           1,019,143          2,213,082           2,213,082
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      19,297,845          19,297,845         74,242,103          74,242,103
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 423,816             423,816            987,190             987,190
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              9,417,843           9,417,843         31,419,191          31,419,191
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            11,816,258          11,816,258         10,728,123          10,728,123
==================================================================================================================================
Reacquired:
  Institutional Class                                  (119,606,311,487)   (119,606,311,487)  (236,441,927,382)   (236,441,927,382)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                          (5,479,702,739)     (5,479,702,739)   (15,765,976,280)    (15,765,976,280)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         (1,082,551,946)     (1,082,551,946)      (543,939,653)       (543,939,653)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                       (21,844,880,214)    (21,844,880,214)   (25,803,090,054)    (25,803,090,054)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (460,563,612)       (460,563,612)      (389,180,980)       (389,180,980)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (4,855,525,668)     (4,855,525,668)    (5,014,830,561)     (5,014,830,561)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       (22,136,016,335)    (22,136,016,335)   (14,146,133,523)    (14,146,133,523)
==================================================================================================================================
     Net increase (decrease) in share activity           (1,023,780,478)  $  (1,023,780,478)     8,078,667,088   $   8,078,667,088
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 17% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


59        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2009(a)                         AUGUST 31, 2008
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 12,290,583,897     $ 12,290,583,897      21,383,877,514     $ 21,383,877,514
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        3,931,182,671        3,931,182,671       6,609,152,463        6,609,152,463
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       3,996,774,649        3,996,774,649       5,521,580,502        5,521,580,502
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                4,111,368,752        4,111,368,752       6,200,992,322        6,200,992,322
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          229,777,763          229,777,763         629,801,275          629,801,275
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       1,256,286,686        1,256,286,686       1,868,876,942        1,868,876,942
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      1,622,091,750        1,622,091,750       2,194,033,150        2,194,033,150
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     10,313,548           10,313,548          41,300,601           41,300,601
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            2,693,226            2,693,226          14,603,803           14,603,803
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                           2,391,491            2,391,491          10,759,391           10,759,391
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    9,806,592            9,806,592          42,517,657           42,517,657
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              137,979              137,979             735,735              735,735
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,712,359            1,712,359          10,113,783           10,113,783
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          1,037,479            1,037,479           9,435,972            9,435,972
==================================================================================================================================
Reacquired:
  Institutional Class                                (15,032,103,983)     (15,032,103,983)    (19,599,613,048)     (19,599,613,048)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (4,204,773,678)      (4,204,773,678)     (6,555,735,854)      (6,555,735,854)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (4,223,838,556)      (4,223,838,556)     (5,536,226,513)      (5,536,226,513)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (4,793,389,253)      (4,793,389,253)     (6,803,830,896)      (6,803,830,896)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (286,335,170)        (286,335,170)       (595,736,042)        (595,736,042)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,517,112,547)      (1,517,112,547)     (1,966,576,757)      (1,966,576,757)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (1,878,437,462)      (1,878,437,462)     (2,430,731,739)      (2,430,731,739)
==================================================================================================================================
     Net increase (decrease) in share activity        (4,469,831,807)    $ (4,469,831,807)      1,049,330,261     $  1,049,330,261
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


60        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2009(a)                         AUGUST 31, 2008
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 51,181,133,777     $ 51,181,133,777      35,702,477,653     $ 35,702,477,653
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       13,590,064,578       13,590,064,578      12,408,071,616       12,408,071,616
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       2,462,023,476        2,462,023,476       3,848,088,844        3,848,088,844
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               49,522,914,925       49,522,914,925      43,463,616,238       43,463,616,238
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          327,457,354          327,457,354         293,150,353          293,150,353
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       2,023,916,969        2,023,916,969       2,414,003,153        2,414,003,153
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     24,071,126,166       24,071,126,166       9,474,545,118        9,474,545,118
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     13,766,545           13,766,545          41,928,037           41,928,037
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            1,355,282            1,355,282           6,962,558            6,962,558
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                             794,376              794,376           8,446,866            8,446,866
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    7,153,769            7,153,769          56,812,923           56,812,923
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               51,349               51,349             950,382              950,382
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,980,528            1,980,528           9,333,747            9,333,747
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          5,090,909            5,090,909          23,001,743           23,001,743
==================================================================================================================================
Reacquired:
  Institutional Class                                (50,951,926,883)     (50,951,926,883)    (34,411,229,247)     (34,411,229,247)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                      (12,477,333,091)     (12,477,333,091)    (12,511,848,191)     (12,511,848,191)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (2,722,184,361)      (2,722,184,361)     (3,800,075,036)      (3,800,075,036)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                    (45,588,371,686)     (45,588,371,686)    (38,797,233,344)     (38,797,233,344)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (334,167,404)        (334,167,404)       (327,471,831)        (327,471,831)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (2,289,702,388)      (2,289,702,388)     (2,169,863,789)      (2,169,863,789)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    (22,896,225,215)     (22,896,225,215)     (9,086,187,219)      (9,086,187,219)
==================================================================================================================================
     Net increase in share activity                    5,948,918,975     $  5,948,918,975       6,647,480,574     $  6,647,480,574
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 55% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


61        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2009(a)                         AUGUST 31, 2008
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 68,158,587,580     $ 68,158,587,580      39,421,527,465     $ 39,421,527,465
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        7,841,778,183        7,841,778,183       3,329,774,276        3,329,774,276
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         190,466,782          190,466,782         267,913,494          267,913,494
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               10,444,803,117       10,444,803,117       8,083,319,406        8,083,319,406
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          434,676,362          434,676,362         796,154,027          796,154,027
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       4,567,230,434        4,567,230,434       1,777,768,570        1,777,768,570
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      9,532,168,089        9,532,168,089       5,788,049,900        5,788,049,900
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     28,153,603           28,153,603          35,539,937           35,539,937
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            1,556,833            1,556,833           9,036,583            9,036,583
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                              34,041               34,041             300,434              300,434
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   10,189,620           10,189,620          30,877,868           30,877,868
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              398,039              398,039           2,051,959            2,051,959
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           2,237,117            2,237,117           6,546,978            6,546,978
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          2,892,316            2,892,316          10,452,613           10,452,613
==================================================================================================================================
Reacquired:
  Institutional Class                                (60,343,497,677)     (60,343,497,677)    (38,814,590,406)     (38,814,590,406)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (7,566,784,032)      (7,566,784,032)     (3,433,157,459)      (3,433,157,459)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                        (202,513,311)        (202,513,311)       (265,048,674)        (265,048,674)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (9,558,159,100)      (9,558,159,100)     (7,816,473,475)      (7,816,473,475)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (430,784,829)        (430,784,829)       (680,045,323)        (680,045,323)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (4,408,652,274)      (4,408,652,274)     (1,756,187,129)      (1,756,187,129)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (7,763,975,019)      (7,763,975,019)     (6,089,085,115)      (6,089,085,115)
==================================================================================================================================
     Net increase in share activity                   10,940,805,874     $ 10,940,805,874         704,725,929     $    704,725,929
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 38% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


62        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                             YEAR ENDED
                                                               AUGUST 31, 2009(a)                       AUGUST 31, 2008
                                                       ----------------------------------     ----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   2,232,883,956     $ 2,232,883,956      4,427,902,244     $ 4,427,902,244
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           274,551,140         274,551,140        472,405,429         472,405,429
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                          167,645,922         167,645,922        126,337,927         126,337,927
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    24,068,707          24,068,707        183,449,680         183,449,680
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            73,485,734          73,485,734        100,382,142         100,382,142
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           28,199,787          28,199,787        158,168,294         158,168,294
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             351,723             351,723         52,388,000          52,388,000
================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       1,279,524           1,279,524         14,691,932          14,691,932
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                               106,322             106,322            634,488             634,488
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                                   --                  --              6,420               6,420
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       139,970             139,970          2,206,800           2,206,800
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 1,093               1,093              7,655               7,655
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              120,734             120,734          1,745,022           1,745,022
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                 194                 194            182,654             182,654
================================================================================================================================
Reacquired:
  Institutional Class                                  (1,925,199,581)     (1,925,199,581)    (4,537,092,789)     (4,537,092,789)
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                          (272,277,253)       (272,277,253)      (475,821,153)       (475,821,153)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         (166,774,620)       (166,774,620)      (126,086,292)       (126,086,292)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                         (27,579,469)        (27,579,469)      (249,868,575)       (249,868,575)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (80,261,384)        (80,261,384)       (99,813,381)        (99,813,381)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (44,669,799)        (44,669,799)      (179,023,435)       (179,023,435)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            (351,812)           (351,812)       (52,570,164)        (52,570,164)
================================================================================================================================
     Net increase (decrease) in share activity            285,720,888     $   285,720,888       (179,767,102)    $  (179,767,102)
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


63        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                      SUMMARY OF SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------------------------------
                                                YEAR ENDED                          FIVE MONTHS ENDED                YEAR ENDED
                                            AUGUST 31, 2009(a)                       AUGUST 31, 2008               MARCH 31, 2008
                                    ----------------------------------     ----------------------------------     ---------------
                                        SHARES              AMOUNT             SHARES              AMOUNT              SHARES
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                7,425,779,177     $ 7,425,779,177      7,893,478,906     $ 7,893,478,906      29,180,701,441
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                        511,847,886         511,847,886        334,825,871         334,825,871         683,053,539
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                        13,445,479          13,445,479         32,787,412          32,787,412         147,256,006
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class              2,792,727,250       2,792,727,250      1,999,426,502       1,999,426,502       6,287,611,982
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                         27,969,701          27,969,701         82,462,913          82,462,913          89,382,790
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                       394,300,830         394,300,830        297,993,734         297,993,734       1,682,213,737
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                      763,229,887         763,229,887        400,391,562         400,391,562       1,492,840,952
=================================================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                    4,361,045           4,361,045          8,786,228           8,786,228          50,778,338
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                          1,750,991           1,750,991          1,483,611           1,483,611           4,943,626
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                            14,257              14,257             36,050              36,050              38,268
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                  6,129,570           6,129,570          5,430,385           5,430,385          14,407,512
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                            164,252             164,252            256,853             256,853             328,466
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                           896,000             896,000          1,076,175           1,076,175           8,318,683
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                          676,626             676,626            598,553             598,553             843,794
=================================================================================================================================
Reacquired:
  Institutional Class               (8,366,246,381)     (8,366,246,381)    (9,393,355,249)     (9,393,355,249)    (28,845,080,579)
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                       (608,096,771)       (608,096,771)      (284,785,425)       (284,785,425)       (623,791,849)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                       (46,189,189)        (46,189,189)       (27,144,786)        (27,144,786)       (146,499,731)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class             (3,334,320,791)     (3,334,320,791)    (1,898,722,853)     (1,898,722,853)     (6,233,600,807)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                        (56,426,572)        (56,426,572)      (100,385,146)       (100,385,146)        (41,655,857)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                      (527,615,619)       (527,615,619)      (279,947,365)       (279,947,365)     (1,829,209,987)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                     (760,205,770)       (760,205,770)      (504,838,622)       (504,838,622)     (1,507,207,217)
=================================================================================================================================
     Net increase (decrease) in
       share activity               (1,755,808,142)    $(1,755,808,142)    (1,430,144,691)    $(1,430,144,691)        415,673,107
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                    SUMMARY OF SHARE
                                        ACTIVITY
----------------------------------------------------
                                       YEAR ENDED
                                     MARCH 31, 2008
                                    ----------------
                                         AMOUNT
----------------------------------------------------
Sold:
  Institutional Class               $ 29,180,701,441
----------------------------------------------------
  Private Class                          683,053,539
----------------------------------------------------
  Personal Class                         147,256,006
----------------------------------------------------
  Cash Management Class                6,287,611,982
----------------------------------------------------
  Reserve Class                           89,382,790
----------------------------------------------------
  Resource Class                       1,682,213,737
----------------------------------------------------
  Corporate Class                      1,492,840,952
====================================================
Issued as reinvestment of
  dividends:
  Institutional Class                     50,778,338
----------------------------------------------------
  Private Class                            4,943,626
----------------------------------------------------
  Personal Class                              38,268
----------------------------------------------------
  Cash Management Class                   14,407,512
----------------------------------------------------
  Reserve Class                              328,466
----------------------------------------------------
  Resource Class                           8,318,683
----------------------------------------------------
  Corporate Class                            843,794
====================================================
Reacquired:
  Institutional Class                (28,845,080,579)
----------------------------------------------------
  Private Class                         (623,791,849)
----------------------------------------------------
  Personal Class                        (146,499,731)
----------------------------------------------------
  Cash Management Class               (6,233,600,807)
----------------------------------------------------
  Reserve Class                          (41,655,857)
----------------------------------------------------
  Resource Class                      (1,829,209,987)
----------------------------------------------------
  Corporate Class                     (1,507,207,217)
====================================================
     Net increase (decrease) in
       share activity               $    415,673,107
____________________________________________________
====================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


64        SHORT-TERM INVESTMENTS TRUST

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

                                 CORPORATE CLASS

                                                           NET GAINS
                                NET ASSET                 (LOSSES) ON                 DIVIDENDS  DISTRIBUTIONS
                                  VALUE,       NET     SECURITIES (BOTH  TOTAL FROM   FROM NET      FROM NET
                                BEGINNING  INVESTMENT    REALIZED AND    INVESTMENT  INVESTMENT     REALIZED        TOTAL
                                OF PERIOD    INCOME       UNREALIZED)    OPERATIONS    INCOME        GAINS      DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Year ended 08/31/09               $1.00       $0.01(b)      $ 0.00          $0.01      $(0.01)       $   --         $(0.01)
Year ended 08/31/08                1.00        0.04(b)        0.00           0.04       (0.04)        (0.00)         (0.04)
Year ended 08/31/07                1.00        0.05          (0.00)          0.05       (0.05)           --          (0.05)
Year ended 08/31/06                1.00        0.05          (0.01)          0.04       (0.04)        (0.00)         (0.04)
Year ended 08/31/05(d)             1.00        0.01          (0.00)          0.01       (0.01)           --          (0.01)
-----------------------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Year ended 08/31/09                1.00        0.01(b)        0.00           0.01       (0.01)           --          (0.01)
Year ended 08/31/08                1.00        0.03(b)        0.00           0.03       (0.03)           --          (0.03)
Year ended 08/31/07                1.00        0.05             --           0.05       (0.05)           --          (0.05)
Year ended 08/31/06                1.00        0.04             --           0.04       (0.04)           --          (0.04)
Year ended 08/31/05(d)             1.00        0.01             --           0.01       (0.01)           --          (0.01)
-----------------------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Year ended 08/31/09                1.00        0.00(b)        0.00           0.00       (0.00)           --          (0.00)
Year ended 08/31/08                1.00        0.03(b)        0.00           0.03       (0.03)        (0.00)         (0.03)
Year ended 08/31/07                1.00        0.05           0.00           0.05       (0.05)           --          (0.05)
Year ended 08/31/06                1.00        0.04           0.00           0.04       (0.04)           --          (0.04)
Year ended 08/31/05(d)             1.00        0.00           0.00           0.00       (0.00)           --          (0.00)
-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Year ended 08/31/09                1.00        0.01(b)        0.00           0.01       (0.01)           --          (0.01)
Year ended 08/31/08                1.00        0.03(b)        0.00           0.03       (0.03)           --          (0.03)
Year ended 08/31/07                1.00        0.05           0.00           0.05       (0.05)           --          (0.05)
Year ended 08/31/06                1.00        0.04          (0.00)          0.04       (0.04)           --          (0.04)
Year ended 08/31/05(d)             1.00        0.01          (0.00)          0.01       (0.01)           --          (0.01)
-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Year ended 08/31/09                1.00        0.01(b)        0.00           0.01       (0.01)           --          (0.01)
Year ended 08/31/08                1.00        0.03(b)        0.00           0.03       (0.03)           --          (0.03)
Year ended 08/31/07                1.00        0.05           0.00           0.05       (0.05)           --          (0.05)
Year ended 08/31/06(d)             1.00        0.02           0.00           0.02       (0.02)           --          (0.02)
-----------------------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Year ended 08/31/09                1.00        0.01(b)       (0.00)          0.01       (0.01)           --          (0.01)
Five months ended 08/31/08         1.00        0.01(b)        0.00           0.01       (0.01)           --          (0.01)
Year ended 03/31/08                1.00        0.03          (0.00)          0.03       (0.03)           --          (0.03)
Year ended 08/31/07                1.00        0.03             --           0.03       (0.03)           --          (0.03)
Year ended 03/31/06(d)             1.00        0.01             --           0.01       (0.01)           --          (0.01)
_____________________________________________________________________________________________________________________________
=============================================================================================================================

                                                                           RATIO OF          RATIO OF
                                                                           EXPENSES          EXPENSES
                                                                          TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                                                          NET ASSETS      ASSETS WITHOUT   INVESTMENT
                                 NET ASSET               NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS       INCOME
                                VALUE, END    TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE
                                 OF PERIOD  RETURN(a)  (000S OMITTED)      ABSORBED          ABSORBED      NET ASSETS
----------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Year ended 08/31/09                $1.00       1.27%     $6,080,137          0.19%(c)          0.24%(c)       1.14%(c)
Year ended 08/31/08                 1.00       3.77       2,491,241          0.15              0.20           3.61
Year ended 08/31/07                 1.00       5.34         636,222          0.15              0.21           5.22
Year ended 08/31/06                 1.00       4.54          56,634          0.15              0.21           4.47
Year ended 08/31/05(d)              1.00       1.31         466,432          0.15(e)           0.22(e)        2.41(e)
----------------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Year ended 08/31/09                 1.00       0.86         133,882          0.20(c)           0.26(c)        0.90(c)
Year ended 08/31/08                 1.00       3.60         389,172          0.15              0.21           3.43
Year ended 08/31/07                 1.00       5.35         616,436          0.15              0.22           5.22
Year ended 08/31/06                 1.00       4.56         525,682          0.15              0.22           4.50
Year ended 08/31/05(d)              1.00       1.29          53,962          0.15(e)           0.22(e)        2.45(e)
----------------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Year ended 08/31/09                 1.00       0.36       2,039,501          0.18(c)           0.23(c)        0.34(c)
Year ended 08/31/08                 1.00       2.90         859,460          0.15              0.21           2.63
Year ended 08/31/07                 1.00       5.14         448,144          0.15              0.22           5.00
Year ended 08/31/06                 1.00       4.34           1,855          0.15              0.23           4.24
Year ended 08/31/05(d)              1.00       0.28             869          0.15(e)           0.23(e)        2.30(e)
----------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Year ended 08/31/09                 1.00       0.70       1,798,303          0.17(c)           0.18(c)        0.57(c)
Year ended 08/31/08                 1.00       3.39          27,199          0.15              0.17           3.25
Year ended 08/31/07                 1.00       5.28         317,772          0.15              0.18           5.15
Year ended 08/31/06                 1.00       4.46          28,722          0.15              0.19           4.42
Year ended 08/31/05(d)              1.00       1.50          62,008          0.15(e)           0.20(e)        2.39(e)
----------------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Year ended 08/31/09                 1.00       0.56              15          0.18(c)           0.33(c)        0.48(c)
Year ended 08/31/08                 1.00       3.24              14          0.15              0.27           3.27
Year ended 08/31/07                 1.00       5.18              14          0.15              0.33           5.05
Year ended 08/31/06(d)              1.00       2.49              13          0.15(e)           0.28(e)        4.28(e)
----------------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Year ended 08/31/09                 1.00       0.88          46,528          0.30(c)           0.34(c)        1.01(c)
Five months ended 08/31/08          1.00       0.71          42,829          0.25(e)           0.28(e)        1.73(e)
Year ended 03/31/08                 1.00       3.24         146,677          0.25              0.28           3.20
Year ended 08/31/07                 1.00       3.38         160,208          0.25              0.28           3.33
Year ended 03/31/06(d)              1.00       1.52           8,017          0.25(e)           0.30(e)        2.46(e)
______________________________________________________________________________________________________________________
======================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)  Calculated using average shares outstanding.
(c) Ratios are based on average daily net assets (000's omitted) of $3,022,714, $462,102, $2,117,162, $1,087,665, $95 and $99,371 for Liquid Assets
     Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d) Commencement date of March 29, 2005, March 31, 2005, August 1, 2005, June 30, 2005, February 23, 2006 and September 8, 2005 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(e)  Annualized.


65        SHORT-TERM INVESTMENTS TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees and Corporate Class
Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Corporate Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the "Trust") at August 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods then ended and the Corporate Class financial highlights for each of the periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. For Tax-Free Cash Reserve Portfolio, the Corporate Class financial highlights for the period ended March 31, 2005 were audited by another independent registered public accounting firm whose report dated May 18, 2005 expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

October 16, 2009
Houston, Texas



66        SHORT-TERM INVESTMENTS TRUST

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder in the Corporate Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2009 through August 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


----------------------------------------------------------------------------------------------------------------
                                                                                 HYPOTHETICAL
                                                                           (5% ANNUAL RETURN BEFORE
                                                        ACTUAL                     EXPENSES)
                                              ------------------------------------------------------
                                 BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                               ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
       CORPORATE CLASS           (03/01/09)   (08/31/09)(1)  PERIOD(2,4)    (08/31/09)   PERIOD(2,5)   RATIO(3)
----------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio          $1,000.00      $1,002.80       $0.91       $1,024.30       $0.92        0.18%
----------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio              1,000.00       1,001.10        1.06        1,024.15        1.07        0.21
----------------------------------------------------------------------------------------------------------------
Treasury Portfolio                1,000.00       1,000.60        0.86        1,024.35        0.87        0.17
----------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio     1,000.00       1,001.40        0.81        1,024.40        0.82        0.16
----------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                       1,000.00       1,001.00        0.86        1,024.35        0.87        0.17
----------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve
  Portfolio                       1,000.00       1,001.10        1.61        1,023.59        1.63        0.32
----------------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Funds for the period March 1, 2009 through August 31, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
(3) Effective July 1, 2009, the Fund's advisor has contractually agreed, through at least June 30, 2010 to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses to 0.17% (after 12b-1 fee waivers) for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and 0.28% (after 12b-1 fee waivers) for Tax-Free Cash Reserve Portfolio. In addition, effective May 1, 2009 for Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and effective September 19,2009 for Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio, participation in the United States Treasury Temporary Guarantee Program (the "Program") ended with the Program's final expiration date. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.17%, 0.17% and 0.28% for Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio, respectively. Restated annualized expense ratios for Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio remained the same.
(4) The actual expenses paid restated as if the changes discussed above in footnote 3 had been in effect throughout the entire most recent fiscal half year are $0.86, $0.86 and $1.41 for Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio, respectively. Restated actual expenses paid for Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio remained the same.
(5) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical expenses paid restated as if the changes discussed above in footnote 3 had been in effect throughout the entire most recent fiscal half year period are $0.87, $0.87 and $1.43 for Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio, respectively. Restated hypothetical expenses paid for Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio remained the same.


67        SHORT-TERM INVESTMENTS TRUST

------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
(LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO, GOVERNMENT & AGENCY PORTFOLIO, GOVERNMENT TAXADVANTAGE PORTFOLIO
AND TAX-FREE CASH RESERVE PORTFOLIO)

The Board of Trustees (the Board) of         strategies and limitations of these funds.   the year as part of their ongoing
Short-Term Investments Trust (the Trust)                                                  oversight of such Fund, and did not
is required under the Investment Company        In addition to their meetings             identify any particular factor that was
Act of 1940 to approve annually the          throughout the year, the Sub-Committees      controlling. Each Trustee may have
renewal of each series portfolio of the      meet at designated contract renewal          evaluated the information provided
Trust's (each, a Fund) investment advisory   meetings each year to conduct an in-depth    differently from another Trustee and
agreement with Invesco Aim Advisors, Inc.    review of the performance, fees, expenses,   attributed different weight to the various
(Invesco Aim) and the Master Intergroup      and other matters related to their           factors. The Trustees recognized that the
Sub-Advisory Contract for Mutual Funds       assigned funds. During the contract          advisory arrangements and resulting
(the sub-advisory contracts) with Invesco    renewal process, the Trustees receive        advisory fees for each Fund and the other
Asset Management Deutschland GmbH, Invesco   comparative performance and fee data         AIM Funds are the result of years of
Asset Management Limited, Invesco Asset      regarding the AIM Funds prepared by an       review and negotiation between the
Management (Japan) Limited, Invesco          independent company, Lipper, Inc.            Trustees and Invesco Aim, that the
Australia Limited, Invesco Global Asset      (Lipper), under the direction and            Trustees may focus to a greater extent on
Management (N.A.), Inc., Invesco Hong Kong   supervision of the Senior Officer who        certain aspects of these arrangements in
Limited, Invesco Institutional (N.A.),       also prepares a separate analysis of this    some years than in others, and that the
Inc., Invesco Senior Secured Management,     information for the Trustees. Each           Trustees' deliberations and conclusions in
Inc. and Invesco Trimark Ltd.                Sub-Committee then makes recommendations     a particular year may be based in part on
(collectively, the Affiliated                to the Investments Committee regarding the   their deliberations and conclusions
Sub-Advisers). During contract renewal       fees and expenses of their assigned funds.   regarding these same arrangements
meetings held on June 16-17, 2009, the       The Investments Committee considers each     throughout the year and in prior years.
Board as a whole, and the disinterested or   Sub-Committee's recommendations and makes
"independent" Trustees voting separately,    its own recommendations regarding the fees      The discussion below serves as a
approved the continuance of each Fund's      and expenses of the AIM Funds to the full    summary of the Senior Officer's
investment advisory agreement and the        Board. The Investments Committee also        independent written evaluation with
sub-advisory contracts for another year,     considers each Sub-Committee's               respect to each Fund's investment advisory
effective July 1, 2009. In doing so, the     recommendations in making its annual         agreement as well as a discussion of the
Board determined that each Fund's            recommendation to the Board whether to       material factors and related conclusions
investment advisory agreement and            approve the continuance of each AIM Fund's   that formed the basis for the Board's
sub-advisory contracts are in the best       investment advisory agreement and            approval of each Fund's investment
interests of the Fund and its shareholders   sub-advisory contracts for another year.     advisory agreement and sub-advisory
and that the compensation to Invesco Aim                                                  contracts. Unless otherwise stated,
and the Affiliated Sub-Advisers under           The independent Trustees met separately   information set forth below is as of June
each Fund's investment advisory agreement    during their evaluation of each Fund's       17, 2009, and does not reflect any
and sub-advisory contracts is fair and       investment advisory agreement and            changes that may have occurred since that
reasonable.                                  sub-advisory contracts with independent      date, including but not limited to changes
                                             legal counsel. The independent Trustees      to a Fund's performance, advisory fees,
THE BOARD'S FUND EVALUATION PROCESS          were also assisted in their annual           expense limitations and/or fee waivers.
                                             evaluation of each Fund's investment
The Board's Investments Committee has        advisory agreement by the Senior Officer.    FACTORS AND CONCLUSIONS AND SUMMARY OF
established three Sub-Committees that are    One responsibility of the Senior Officer     INDEPENDENT WRITTEN FEE EVALUATION
responsible for overseeing the management    is to manage the process by which the AIM
of a number of the series portfolios of      Funds' proposed management fees are             A. Nature, Extent and Quality of
the AIM Funds. This Sub-Committee            negotiated during the annual contract              Services Provided by Invesco Aim
structure permits the Trustees to focus on   renewal process to ensure that they are
the performance of the AIM Funds that have   negotiated in a manner that is at arms'      The Board reviewed the advisory services
been assigned to them. The Sub-Committees    length and reasonable. Accordingly, the      provided to each Fund by Invesco Aim under
meet throughout the year to review the       Senior Officer must either supervise a       the Fund's investment advisory agreement,
performance of their assigned funds, and     competitive bidding process or prepare an    the performance of Invesco Aim in
the Sub-Committees review monthly and        independent written evaluation. The Senior   providing these services, and the
quarterly comparative performance            Officer recommended that an independent      credentials and experience of the officers
information and periodic asset flow data     written evaluation be provided and, at the   and employees of Invesco Aim who
for their assigned funds. These materials    direction of the Board, prepared an          provide these services. The Board's review
are prepared under the direction and         independent written evaluation.              of the qualifications of Invesco Aim to
supervision of the independent Senior                                                     provide these services included the
Officer, an officer of the AIM Funds who        During the annual contract renewal        Board's consideration of Invesco Aim's
reports directly to the independent          process, the Board considered the factors    portfolio and product review process,
Trustees. Over the course of each year,      discussed below in evaluating the fairness   various back office support functions
the Sub-Committees meet with portfolio       and reasonableness of each Fund's            provided by Invesco Aim and its
managers for their assigned funds and        investment advisory agreement and            affiliates, and Invesco Aim's equity and
other members of management and review       sub-advisory contracts. The Board            fixed income trading operations. The Board
with these individuals the performance,      considered all of the information provided   concluded that the nature, extent and
investment objective(s), policies,           to them, including information provided at   quality of the advisory services provided
                                             their meetings throughout                    to each Fund by Invesco Aim are
                                                                                          appropriate and that Invesco Aim currently
                                                                                          is providing satisfactory


68   SHORT-TERM INVESTMENTS TRUST                                                                                          continued

advisory services in accordance with the     utilize the additional resources and         above the performance of the Index for the
terms of each Fund's investment advisory     talent of the Affiliated Sub-Advisers in     five year period. Although the
agreement. In addition, based on their       managing each Fund.                          independent written evaluation of the
ongoing meetings throughout the year with                                                 Fund's Senior Officer only considered
each Fund's portfolio manager or managers,       C. Fund Performance                      Fund performance through the most recent
the Board concluded that these individuals                                                calendar year, the Board also reviewed
are competent and able to continue to        The Board considered fund performance as a   more recent Fund performance and this
carry out their responsibilities under the   relevant factor in considering whether to    review did not change their conclusions.
Fund's investment advisory agreement.        approve the investment advisory agreement    The Board noted that, in response to the
                                             as well as the sub-advisory contracts for    Board's focus on fund performance, Invesco
   In determining whether to continue each   each Fund, as Invesco Institutional          Aim has taken a number of actions intended
Fund's investment advisory agreement, the    currently manages assets of each Fund.       to improve the investment process for the
Board considered the prior relationship                                                   funds.
between Invesco Aim and the Fund, as well    LIQUID ASSETS PORTFOLIO
as the Board's knowledge of Invesco Aim's                                                 TREASURY PORTFOLIO
operations, and concluded that it is         The Board compared the Fund's performance
beneficial to maintain the current           during the past one, three and five          The Board compared the Fund's performance
relationship, in part, because of such       calendar years to the performance of all     during the past one, three and five
knowledge. The Board also considered the     funds in the Lipper performance universe     calendar years to the performance of all
steps that Invesco Aim and its affiliates    that are not managed by Invesco Aim or an    funds in the Lipper performance universe
continue to take to improve the quality      Affiliated Sub-Adviser and against the       that are not managed by Invesco Aim or an
and efficiency of the services they          Lipper Institutional Money Market Funds      Affiliated Sub-Adviser and against the
provide to the AIM Funds in the areas of     Index. The Board noted that the Fund's       Lipper Institutional U.S. Treasury Money
investment performance, product line         performance was in the first quintile of     Market Funds Index. The Board noted that
diversification, distribution, fund          its performance universe for the one,        the Fund's performance was in the first
operations, shareholder services and         three and five year periods (the first       quintile of its performance universe for
compliance. The Board concluded that the     quintile being the best performing funds     the one, three and five year periods (the
quality and efficiency of the services       and the fifth quintile being the worst       first quintile being the best performing
Invesco Aim and its affiliates provide to    performing funds). The Board noted that      funds and the fifth quintile being the
the AIM Funds in each of these areas         the Fund's performance was above the         worst performing funds). The Board noted
support the Board's approval of the          performance of the Index for the one,        that the Fund's performance was above the
continuance of each Fund's investment        three and five year periods. Although the    performance of the Index for the one,
advisory agreement.                          independent written evaluation of the        three and five year periods. Although the
                                             Fund's Senior Officer only considered        independent written evaluation of the
   B. Nature, Extent and Quality of          Fund performance through the most recent     Fund's Senior Officer only considered
      Services Provided by Affiliated        calendar year, the Board also reviewed       Fund performance through the most recent
      Sub-Advisers                           more recent Fund performance and this        calendar year, the Board also reviewed
                                             review did not change their conclusions.     more recent Fund performance and this
The Board reviewed the services provided     The Board noted that, in response to the     review did not change their conclusions.
by the Affiliated Sub-Advisers under the     Board's focus on fund performance, Invesco   The Board noted that, in response to the
sub-advisory contracts and the credentials   Aim has taken a number of actions intended   Board's focus on fund performance, Invesco
and experience of the officers and           to improve the investment process for the    Aim has taken a number of actions intended
employees of the Affiliated Sub-Advisers     funds.                                       to improve the investment process for the
who provide these services. The Board                                                     funds.
concluded that the nature, extent and        STIC PRIME PORTFOLIO
quality of the services provided by the                                                   GOVERNMENT & AGENCY PORTFOLIO
Affiliated Sub-Advisers are appropriate.     The Board compared the Fund's performance
The Board noted that the Affiliated          during the past one, three and five          The Board compared the Fund's performance
Sub-Advisers, which have offices and         calendar years to the performance of all     during the past one, three and five
personnel that are geographically            funds in the Lipper performance universe     calendar years to the performance of all
dispersed in financial centers around the    that are not managed by Invesco Aim or an    funds in the Lipper performance universe
world, can provide research and other        Affiliated Sub-Adviser and against the       that are not managed by Invesco Aim or an
information and make recommendations on      Lipper Institutional Money Market Funds      Affiliated Sub-Adviser and against the
the markets and economies of various         Index. The Board noted that the Fund's       Lipper Institutional U.S. Government Money
countries and securities of companies        performance was in the third quintile of     Market Funds Index. The Board noted that
located in such countries or on various      its performance universe for the one year    the Fund's performance was in the second
types of investments and investment          period, the second quintile for the three    quintile for the one year period and in
techniques. The Board noted that             year period, and the first quintile for      the first quintile of its performance
investment decisions for each Fund are       the five year period (the first quintile     universe for the three and five year
made by Invesco Institutional (N.A.), Inc.   being the best performing funds and the      periods (the first quintile being the
(Invesco Institutional). The Board           fifth quintile being the worst performing    best performing funds and the fifth
concluded that the sub-advisory contracts    funds). The Board noted that the Fund's      quintile being the worst performing
benefit each Fund and its shareholders by    performance was below the performance of     funds). The Board noted that the Fund's
permitting Invesco Aim to                    the Index for the one and three year         performance was above the performance of
                                             periods, and                                 the Index for the one, three and five


69   SHORT-TERM INVESTMENTS TRUST                                                                                          continued

year periods. Although the independent       the Fund's performance was below the         management of the separately managed
written evaluation of the Fund's Senior      performance of the Index for the one year    accounts/wrap accounts by Invesco
Officer only considered Fund performance     period and above the performance of the      Institutional involves different levels of
through the most recent calendar year, the   Index for the three and five year            services, different operational and
Board also reviewed more recent Fund         periods. Although the independent written    regulatory requirements and different
performance and this review did not change   evaluation of the Fund's Senior Officer      business considerations than Invesco Aim's
their conclusions. The Board noted that,     only considered Fund performance through     and Invesco Institutional's management of
in response to the Board's focus on fund     the most recent calendar year, the Board     the Fund. The Board concluded that these
performance, Invesco Aim has taken a         also reviewed more recent Fund performance   differences are appropriately reflected
number of actions intended to improve the    and this review did not change their         in the fee structure for the Fund.
investment process for the funds.            conclusions. The Board noted that, in
                                             response to the Board's focus on fund           The Board noted that Invesco Aim
GOVERNMENT TAXADVANTAGE PORTFOLIO            performance, Invesco Aim has taken a         contractually agreed to continue to waive
                                             number of actions intended to improve the    fees and/or limit expenses of the Fund
The Board compared the Fund's performance    investment process for the funds.            through at least June 30, 2010 in an
during the past one, three and five                                                       amount necessary to limit total annual
calendar years to the performance of all         D. Advisory and Sub-Advisory Fees and    operating expenses to a specified
funds in the Lipper performance universe            Fee Waivers                           percentage of average daily net assets for
that are not managed by Invesco Aim or an                                                 each class of the Fund. The Board noted
Affiliated Sub-Adviser and against the       LIQUID ASSETS PORTFOLIO                      that the specified percentage before the
Lipper Institutional U.S. Government Money                                                waiver becomes effective has been
Market Funds Index. The Board noted that     The Board compared the Fund's contractual    increased effective July 1, 2009, and that
the Fund's performance was in the third      advisory fee rate to the contractual         the waiver will have a smaller impact on
quintile of its performance universe for     advisory fee rates of funds in the Fund's    expenses during the coming year.
the one year period and the second           Lipper expense group that are not managed
quintile for the three and five year         by Invesco Aim or an Affiliated                 The Board also considered the services
periods (the first quintile being the        Sub-Adviser at a common asset level. The     provided by the Affiliated Sub-Advisers
best performing funds and the fifth          Board noted that the Fund's contractual      pursuant to the sub-advisory contracts and
quintile being the worst performing          advisory fee rate was below the median       the services provided by Invesco Aim
funds). The Board noted that the Fund's      contractual advisory fee rate of funds in    pursuant to the Fund's advisory agreement,
performance was below the performance of     its expense group. The Board also reviewed   as well as the allocation of fees between
the Index for the one and three year         the methodology used by Lipper in            Invesco Aim and the Affiliated
periods, and above the performance of the    determining contractual fee rates, which     Sub-Advisers pursuant to the sub-advisory
Index for the five year period. Although     includes using audited financial data        contracts. The Board noted that the
the independent written evaluation of the    from the most recent annual report of each   sub-advisory fees have no direct effect on
Fund's Senior Officer only considered        fund in the expense group that was           the Fund or its shareholders, as they are
Fund performance through the most recent     publicly available as of the end of the      paid by Invesco Aim to the Affiliated
calendar year, the Board also reviewed       past calendar year. The Board noted that     Sub-Advisers, and that Invesco Aim and the
more recent Fund performance and this        some comparative data was at least one       Affiliated Sub-Advisers are affiliates.
review did not change their conclusions.     year old and that other data did not
The Board noted that, in response to the     reflect the market downturn that occurred       After taking account of the Fund's
Board's focus on fund performance, Invesco   in the fourth quarter of 2008.               contractual advisory fee rate, the
Aim has taken a number of actions intended                                                contractual sub-advisory fee rate, the
to improve the investment process for the       The Board also compared the Fund's        comparative advisory fee information
funds.                                       effective fee rate (the advisory fee after   discussed above, the expense limitations
                                             any advisory fee waivers and before any      and other relevant factors, the Board
TAX-FREE CASH RESERVE PORTFOLIO              expense limitations/waivers) to the          concluded that the Fund's advisory and
                                             advisory fee rates of other domestic         sub-advisory fees are fair and reasonable.
The Board compared the Fund's performance    clients of Invesco Aim and its affiliates
during the past one, three and five          with investment strategies comparable to     STIC PRIME PORTFOLIO
calendar years to the performance of all     those of the Fund, including one mutual
funds in the Lipper performance universe     fund advised by Invesco Aim and              The Board compared the Fund's contractual
that are not managed by Invesco Aim or an    sub-advised by Invesco Institutional. The    advisory fee rate to the contractual
Affiliated Sub-Adviser and against the       Board noted that the Fund's rate was the     advisory fee rates of funds in the Fund's
Lipper Institutional Tax-Exempt Money        same as the effective fee rate of the        Lipper expense group that are not managed
Market Funds Index. The Board noted that     other mutual fund.                           by Invesco Aim or an Affiliated
the Fund's performance was in the third                                                   Sub-Adviser at a common asset level. The
quintile of its performance universe for        Additionally, the Board compared the      Board noted that the Fund's contractual
the one year period and the second           Fund's sub-advisory fee rate to the          advisory fee rate was below the median
quintile for the three and five year         effective fee rates of several separately    contractual advisory fee rate of funds in
periods (the first quintile being the        managed accounts/wrap accounts sub-advised   its expense group. The Board also reviewed
best performing funds and the fifth          by Invesco Institutional. The Board noted    the methodology used by Lipper in
quintile being the worst performing          that the Fund's sub-advisory fee rate was    determining contractual fee rates, which
funds). The Board noted that                 below the rates for the separately managed   includes using audited financial data
                                             accounts/wrap accounts. The Board            from the most recent annual report of each
                                             considered that                              fund in the expense group that was
                                                                                          publicly available as of the


70   SHORT-TERM INVESTMENTS TRUST                                                                                          continued

end of the past calendar year. The Board        After taking account of the Fund's           After taking account of the Fund's
noted that some comparative data did not     contractual advisory fee rate, the           contractual advisory fee rate, the
reflect the market downturn that occurred    contractual sub-advisory fee rate, the       contractual sub-advisory fee rate, the
in the fourth quarter of 2008.               comparative advisory fee information         expense limitations and other relevant
                                             discussed above, the expense limitations     factors, the Board concluded that the
   The Board also compared the Fund's        and other relevant factors, the Board        Fund's advisory and sub-advisory fees are
effective fee rate (the advisory fee after   concluded that the Fund's advisory and       fair and reasonable.
any advisory fee waivers and before any      sub-advisory fees are fair and reasonable.
expense limitations/waivers) to the                                                       GOVERNMENT & AGENCY PORTFOLIO
advisory fee rates of other domestic         TREASURY PORTFOLIO
clients of Invesco Aim and its affiliates                                                 The Board compared the Fund's contractual
with investment strategies comparable to     The Board compared the Fund's contractual    advisory fee rate to the contractual
those of the Fund, including one mutual      advisory fee rate to the contractual         advisory fee rates of funds in the Fund's
fund advised by Invesco Aim and              advisory fee rates of funds in the Fund's    Lipper expense group that are not managed
sub-advised by Invesco Institutional. The    Lipper expense group that are not managed    by Invesco Aim or an Affiliated
Board noted that the Fund's rate was the     by Invesco Aim or an Affiliated              Sub-Adviser at a common asset level. The
same as the effective fee rate of the        Sub-Adviser at a common asset level. The     Board noted that the Fund's contractual
other mutual fund.                           Board noted that the Fund's contractual      advisory fee rate was below the median
                                             advisory fee rate was below the median       contractual advisory fee rate of funds in
   Additionally, the Board compared the      contractual advisory fee rate of funds in    its expense group. The Board also reviewed
Fund's sub-advisory fee rate to the          its expense group. The Board also reviewed   the methodology used by Lipper in
effective fee rates of several separately    the methodology used by Lipper in            determining contractual fee rates, which
managed accounts/wrap accounts sub-advised   determining contractual fee rates, which     includes using audited financial data
by Invesco Institutional. The Board noted    includes using audited financial data        from the most recent annual report of each
that the Fund's sub-advisory fee rate        from the most recent annual report of each   fund in the expense group that was
below the rate for the separately managed    fund in the expense group that was           publicly available as of the end of the
accounts/wrap accounts. The Board            publicly available as of the end of the      past calendar year. The Board noted that
considered that management of the            past calendar year. The Board noted that     some comparative data was at least one
separately managed accounts/wrap accounts    some comparative data was at least one       year old and that other data did not
by Invesco Institutional involves            year old and that other data did not         reflect the market downturn that occurred
different levels of services, different      reflect the market downturn that occurred    in the fourth quarter of 2008.
operational and regulatory requirements      in the fourth quarter of 2008. The Board
and different business considerations than   noted that neither Invesco Aim nor its          The Board also compared the Fund's
Invesco Aim's and Invesco Institutional's    affiliates serve as an adviser to other      effective fee rate (the advisory fee after
management of the Fund. The Board            domestic mutual funds or other domestic      any advisory fee waivers and before any
concluded that these differences are         clients with investment strategies           expense limitations/waivers) to the
appropriately reflected in the fee           comparable to those of the Fund.             advisory fee rates of other domestic
structure for the Fund.                                                                   clients of Invesco Aim and its affiliates
                                                The Board noted that Invesco Aim          with investment strategies comparable to
   The Board noted that Invesco Aim          contractually agreed to continue to waive    those of the Fund, including one mutual
contractually agreed to continue to waive    fees and/or limit expenses of the Fund       fund advised by Invesco Aim and
fees and/or limit expenses of the Fund       through at least June 30, 2010 in an         sub-advised by Invesco Institutional. The
through at least June 30, 2010 in an         amount necessary to limit total annual       Board noted that the Fund's rate was below
amount necessary to limit total annual       operating expenses to a specified            the effective fee rate for the other
operating expenses to a specified            percentage of average daily net assets for   mutual fund.
percentage of average daily net assets for   each class of the Fund. The Board noted
each class of the Fund. The Board noted      that the specified percentage before the        The Board noted that Invesco Aim has
that the specified percentage before the     waiver becomes effective has been            contractually agreed to continue to waive
waiver becomes effective has been            increased effective July 1, 2009, and that   fees and/or limit expenses of the Fund
increased effective July 1, 2009, and that   the waiver will have a smaller impact on     through at least June 30, 2010 in an
the waiver will have a smaller impact on     expenses during the coming year.             amount necessary to limit total annual
expenses during the coming year.                                                          operating expenses to a specified
                                                The Board also considered the services    percentage of average daily net assets for
   The Board also considered the services    provided by the Affiliated Sub-Advisers      each class of the Fund. The Board noted
provided by the Affiliated Sub-Advisers      pursuant to the sub-advisory contracts and   that the specified percentage before the
pursuant to the sub-advisory contracts and   the services provided by Invesco Aim         waiver becomes effective has been
the services provided by Invesco Aim         pursuant to the Fund's advisory agreement,   increased effective July 1, 2009, and at
pursuant to the Fund's advisory agreement,   as well as the allocation of fees between    the current expense ratio for the Fund the
as well as the allocation of fees between    Invesco Aim and the Affiliated               waiver will not have any impact.
Invesco Aim and the Affiliated               Sub-Advisers pursuant to the sub-advisory
Sub-Advisers pursuant to the sub-advisory    contracts. The Board noted that the             The Board also considered the services
contracts. The Board noted that the          sub-advisory fees have no direct effect on   provided by the Affiliated Sub-Advisers
sub-advisory fees have no direct effect on   the Fund or its shareholders, as they are    pursuant to the sub-advisory contracts and
the Fund or its shareholders, as they are    paid by Invesco Aim to the Affiliated        the services provided by Invesco Aim
paid by Invesco Aim to the Affiliated        Sub-Advisers, and that Invesco Aim and the   pursuant to the Fund's advisory agreement,
Sub-Advisers, and that Invesco Aim and the   Affiliated Sub-Advisers are affiliates.      as well as the allocation of fees between
Affiliated Sub-Advisers are affiliates.                                                   Invesco Aim and the Affiliated


71   SHORT-TERM INVESTMENTS TRUST                                                                                          continued

Sub-Advisers pursuant to the sub-advisory       The Board also considered the services       The Board also considered the services
contracts. The Board noted that the          provided by the Affiliated Sub-Advisers      provided by the Affiliated Sub-Advisers
sub-advisory fees have no direct effect on   pursuant to the sub-advisory contracts and   pursuant to the sub-advisory contracts and
the Fund or its shareholders, as they are    the services provided by Invesco Aim         the services provided by Invesco Aim
paid by Invesco Aim to the Affiliated        pursuant to the Fund's advisory agreement,   pursuant to the Fund's advisory agreement,
Sub-Advisers, and that Invesco Aim and the   as well as the allocation of fees between    as well as the allocation of fees between
Affiliated Sub-Advisers are affiliates.      Invesco Aim and the Affiliated               Invesco Aim and the Affiliated
                                             Sub-Advisers pursuant to the sub-advisory    Sub-Advisers pursuant to the sub-advisory
   After taking account of the Fund's        contracts. The Board noted that the          contracts. The Board noted that the
contractual advisory fee rate, the           sub-advisory fees have no direct effect on   sub-advisory fees have no direct effect on
contractual sub-advisory fee rate, the       the Fund or its shareholders, as they are    the Fund or its shareholders, as they are
comparative advisory fee information         paid by Invesco Aim to the Affiliated        paid by Invesco Aim to the Affiliated
discussed above and other relevant           Sub-Advisers, and that Invesco Aim and the   Sub-Advisers, and that Invesco Aim and the
factors, the Board concluded that the        Affiliated Sub-Advisers are affiliates.      Affiliated Sub-Advisers are affiliates.
Fund's advisory and sub-advisory fees are
fair and reasonable.                            After taking account of the Fund's           After taking account of the Fund's
                                             contractual advisory fee rate, the           contractual advisory fee rate, the
GOVERNMENT TAXADVANTAGE PORTFOLIO            contractual sub-advisory fee rate, the       contractual sub-advisory fee rate, the
                                             comparative advisory fee information         expense limitations and other relevant
The Board compared the Fund's contractual    discussed above, the expense limitations     factors, the Board concluded that the
advisory fee rate to the contractual         and other relevant factors, the Board        Fund's advisory and sub-advisory fees are
advisory fee rates of funds in the Fund's    concluded that the Fund's advisory and       fair and reasonable.
Lipper expense group that are not managed    sub-advisory fees are fair and reasonable.
by Invesco Aim or an Affiliated                                                              E. Economies of Scale and Breakpoints
Sub-Adviser at a common asset level. The     TAX-FREE CASH RESERVE PORTFOLIO
Board noted that the Fund's contractual                                                   LIQUID ASSETS PORTFOLIO, STIC PRIME
advisory fee rate was below the median       The Board compared the Fund's contractual    PORTFOLIO, TREASURY PORTFOLIO AND
contractual advisory fee rate of funds in    advisory fee rate to the contractual         GOVERNMENT & AGENCY PORTFOLIO
its expense group. The Board also reviewed   advisory fee rates of funds in the Fund's
the methodology used by Lipper in            Lipper expense group that are not managed       The Board considered the extent to
determining contractual fee rates, which     by Invesco Aim or an Affiliated              which there are economies of scale in the
includes using audited financial data        Sub-Adviser at a common asset level. The     provision of advisory services to each
from the most recent annual report of each   Board noted that the Fund's contractual      Fund. The Board also considered whether
fund in the expense group that was           advisory fee rate was below the median       each Fund benefits from such economies of
publicly available as of the end of the      contractual advisory fee rate of funds in    scale through contractual breakpoints in
past calendar year. The Board noted that     its expense group. The Board also reviewed   each Fund's advisory fee schedule. The
some comparative data was at least one       the methodology used by Lipper in            Board noted that each Fund's contractual
year old and that other data did not         determining contractual fee rates, which     advisory fee schedule does not include any
reflect the market downturn that occurred    includes using audited financial data        breakpoints. The Board noted that each
in the fourth quarter of 2008.               from the most recent annual report of each   Fund shares directly in economies of scale
                                             fund in the expense group that was           through lower fees charged by third party
   The Board also compared the Fund's        publicly available as of the end of the      service providers based on the combined
effective fee rate (the advisory fee after   past calendar year. The Board noted that     size of all of the AIM Funds and
any advisory fee waivers and before any      some comparative data was at least one       affiliates.
expense limitations/waivers) to the          year old and that other data did not
advisory fee rates of other domestic         reflect the market downturn that occurred    GOVERNMENT TAXADVANTAGE PORTFOLIO
clients of Invesco Aim and its affiliates    in the fourth quarter of 2008. The Board
with investment strategies comparable to     noted that neither Invesco Aim nor its          The Board considered the extent to
those of the Fund, including one mutual      affiliates serve as an adviser to other      which there are economies of scale in the
fund advised by Invesco Aim and              domestic mutual funds or other domestic      provision of advisory services to the
sub-advised by Invesco Institutional. The    clients with investment strategies           Fund. The Board also considered whether
Board noted that the Fund's rate was above   comparable to those of the Fund.             the Fund benefits from such economies of
the effective fee rate for the other                                                      scale through contractual breakpoints in
mutual fund.                                    The Board noted that Invesco Aim          the Fund's advisory fee schedule. The
                                             contractually agreed to continue to waive    Board noted that the Fund's contractual
   The Board noted that Invesco Aim          fees and/or limit expenses of the Fund       advisory fee schedule includes two
contractually agreed to continue to waive    through at least June 30, 2010 in an         breakpoints and that the level of the
fees and/or limit expenses of the Fund       amount necessary to limit total annual       Fund's advisory fees, as a percentage of
through at least June 30, 2010 in an         operating expenses to a specified            the Fund's net assets, has decreased as
amount necessary to limit total annual       percentage of average daily net assets for   net assets increased because of the
operating expenses to a specified            each class of the Fund. The Board noted      breakpoints. Based on this information,
percentage of average daily net assets for   that the specified percentage before the     the Board concluded that the Fund's
each class of the Fund. The Board noted      waiver becomes effective has been            advisory fees appropriately reflect
that the specified percentage before the     increased effective July 1, 2009, and that   economies of scale at current asset
waiver becomes effective has been            the waiver will have a smaller impact on     levels. The Board also noted that the Fund
increased effective July 1, 2009, and that   expenses during the coming year.             shares directly in economies of scale
the waiver will have a smaller impact on                                                  through lower fees charged by third party
expenses during the coming year.                                                          service providers based on the combined
                                                                                          size of all of the AIM Funds and
                                                                                          affiliates.


72   SHORT-TERM INVESTMENTS TRUST                                                                                          continued

TAX-FREE CASH RESERVE PORTFOLIO              Board also considered whether each           advisory fees from these affiliated money
                                             Affiliated Sub-Adviser is financially        market funds attributable to such
The Board considered the extent to which     sound and has the resources necessary to     investments, although Invesco Aim has
there are economies of scale in the          perform its obligations under the            contractually agreed to waive through at
provision of advisory services to the        sub-advisory contracts, and concluded that   least June 30, 2010, the advisory fees
Fund. The Board also considered whether      each Affiliated Sub-Adviser has the          payable by the Fund in an amount equal to
the Fund benefits from such economies of     financial resources necessary to fulfill     100% of the net advisory fees Invesco Aim
scale through contractual breakpoints in     these obligations.                           receives from the affiliated money market
the Fund's advisory fee schedule. The                                                     funds with respect to the Fund's
Board noted that the Fund's contractual          G. Collateral Benefits to Invesco Aim    investment in the affiliated money market
advisory fee schedule includes one                  and its Affiliates                    funds of uninvested cash, but not cash
breakpoint and that the level of the                                                      collateral. The Board concluded that the
Fund's advisory fees, as a percentage of     The Board considered various other           Fund's investment of uninvested cash and
the Fund's net assets, has decreased as      benefits received by Invesco Aim and its     cash collateral from any securities
net assets increased because of the          affiliates resulting from Invesco Aim's      lending arrangements in the affiliated
breakpoint. Based on this information, the   relationship with each Fund, including the   money market funds is in the best
Board concluded that the Fund's advisory     fees received by Invesco Aim and its         interests of the Fund and its
fees appropriately reflect economies of      affiliates for their provision of            shareholders.
scale at current asset levels. The Board     administrative, transfer agency and
also noted that the Fund shares directly     distribution services to each Fund. The
in economies of scale through lower fees     Board considered the performance of
charged by third party service providers     Invesco Aim and its affiliates in
based on the combined size of all of the     providing these services and the
AIM Funds and affiliates.                    organizational structure employed by
                                             Invesco Aim and its affiliates to provide
   F. Profitability and Financial            these services. The Board also considered
      Resources                              that these services are provided to each
                                             Fund pursuant to written contracts that
The Board reviewed information from          are reviewed and approved on an annual
Invesco Aim concerning the costs of the      basis by the Board. The Board concluded
advisory and other services that Invesco     that Invesco Aim and its affiliates are
Aim and its affiliates provide to each       providing these services in a satisfactory
Fund and the profitability of Invesco Aim    manner and in accordance with the terms of
and its affiliates in providing these        their contracts, and are qualified to
services. The Board also reviewed            continue to provide these services to each
information concerning the financial         Fund.
condition of Invesco Aim and its
affiliates. The Board reviewed with             The Board considered the benefits
Invesco Aim the methodology used to          realized by Invesco Aim and the Affiliated
prepare the profitability information. The   Sub-Advisers as a result of portfolio
Board considered the overall profitability   brokerage transactions executed through
of Invesco Ltd., the ultimate parent of      "soft dollar" arrangements. The Board
Invesco Aim and the Affiliated               noted that soft dollar arrangements shift
Sub-Advisers, and of Invesco Aim, as well    the payment obligation for research and
as the profitability of Invesco Aim in       execution services from Invesco Aim and
connection with managing each Fund. The      the Affiliated Sub-Advisers to the funds
Board noted that Invesco Aim continues to    and therefore may reduce Invesco Aim's and
operate at a net profit, although the        the Affiliated Sub-Advisers' expenses.
reduction of assets under management as a    The Board concluded that Invesco Aim's and
result of market movements and the           the Affiliated Sub-Advisers' soft dollar
increase in voluntary fee waivers for        arrangements are appropriate. The Board
affiliated money market funds have reduced   also concluded that, based on their review
the profitability of Invesco Aim and its     and representations made by the Chief
affiliates. The Board concluded that each    Compliance Officer of Invesco Aim, these
Fund's fees are fair and reasonable, and     arrangements are consistent with
that the level of profits realized by        regulatory requirements.
Invesco Aim and its affiliates from
providing services to each Fund is not       STIC PRIME PORTFOLIO, TREASURY PORTFOLIO
excessive in light of the nature, quality    AND GOVERNMENT TAXADVANTAGE PORTFOLIO
and extent of the services provided. The
Board considered whether Invesco Aim is      The Board considered the fact that the
financially sound and has the resources      Fund's uninvested cash and cash collateral
necessary to perform its obligations under   from any securities lending arrangements
each Fund's investment advisory agreement,   may be invested in money market funds
and concluded that Invesco Aim has the       advised by Invesco Aim pursuant to
financial resources necessary to fulfill     procedures approved by the Board. The
these obligations. The                       Board noted that Invesco Aim will receive


73   SHORT-TERM INVESTMENTS TRUST

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2009:

FEDERAL AND STATE INCOME TAX


                                           QUALIFIED DIVIDEND     CORPORATE DIVIDENDS     U.S. TREASURY     TAX-EXEMPT INTEREST
                                                 INCOME*          RECEIVED DEDUCTION*      OBLIGATIONS*          DIVIDENDS*
-------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                           0.00%                   0.00%                0.03%                 0.00%
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                              0.00%                   0.00%                0.00%                 0.00%
-------------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                0.00%                   0.00%               70.77%                 0.00%
-------------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                     0.00%                   0.00%                0.84%                 0.00%
-------------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                 0.00%                   0.00%                0.34%                 0.00%
-------------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                   0.00%                   0.00%                0.00%               100.00%
-------------------------------------------------------------------------------------------------------------------------------



* The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

NON-RESIDENT ALIEN SHAREHOLDERS


                                                                         QUALIFIED        QUALIFIED INTEREST
                                                                     SHORT-TERM GAINS          INCOME**
------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                  $     --                 N/A
------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                           --                 N/A
------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                                        475,753                 100%
------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                              21,063                 100%
------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                          35,202                 100%
------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                                --                 N/A
------------------------------------------------------------------------------------------------------------



** The above percentage is based on income dividends paid to shareholders during the Fund's fiscal year.


74        SHORT-TERM INVESTMENTS TRUST

TRUSTEES AND OFFICERS

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS
------------------------------------------------------------------------------------------------------------------------------------

Martin L. Flanagan(1) --        2007          Executive Director, Chief Executive Officer and President,    None
1960                                          Invesco Ltd. (ultimate parent of Invesco Aim and a global
Trustee                                       investment management firm); Chairman, Invesco Aim Advisors,
                                              Inc. (registered investment advisor); Trustee, The AIM
                                              Family of Funds(R); Vice Chairman, Investment Company
                                              Institute; and Member of Executive Board, SMU Cox School of
                                              Business

                                              Formerly: Director, Chairman, Chief Executive Officer
                                              and President, IVZ Inc. (holding company), INVESCO
                                              Group Services, Inc. (service provider) and Invesco North
                                              American Holdings, Inc. (holding company); Director, Chief
                                              Executive Officer and President, Invesco Holding Company
                                              Limited (parent of Invesco Aim and a global investment
                                              management firm); Director, Invesco Ltd. and Chairman,
                                              Investment Company Institute
------------------------------------------------------------------------------------------------------------------------------------

Philip A. Taylor(2) --          2006          Head of North American Retail and Senior Managing Director,   None
1954                                          Invesco Ltd.; Director, Chief Executive Officer and
Trustee, President and                        President, Invesco Aim Advisors, Inc. and 1371 Preferred
Principal Executive                           Inc. (holding company); Director, Chairman, Chief Executive
Officer                                       Officer and President, Invesco Aim Management Group, Inc.
                                              (financial services holding company) and Invesco Aim Capital
                                              Management, Inc. (registered investment advisor); Director and President, INVESCO Funds Group, Inc. (registered
                                              investment advisor and registered transfer agent) and AIM GP
                                              Canada Inc. (general partner for limited partnerships);
                                              Director, Invesco Aim Distributors, Inc. (registered broker dealer); Director and Chairman, Invesco Aim Investment
                                              Services, Inc. (registered transfer agent) and INVESCO
                                              Distributors, Inc. (registered broker dealer); Director,
                                              President and Chairman, INVESCO Inc. (holding company) and
                                              Invesco Canada Holdings Inc. (holding company); Chief
                                              Executive Officer, AIM Trimark Corporate Class Inc.
                                              (corporate mutual fund company) and AIM Trimark Canada Fund
                                              Inc. (corporate mutual fund company); Director and Chief
                                              Executive Officer, Invesco Trimark Ltd./Invesco Trimark Ltee
                                              (registered investment advisor and registered transfer
                                              agent) and Invesco Trimark Dealer Inc. (registered broker
                                              dealer); Trustee, President and Principal Executive Officer,
                                              The AIM Family of Funds(R) (other than AIM Treasurer's
                                              Series Trust and Short-Term Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family of Funds(R) (AIM
                                              Treasurer's Series Trust and Short-Term Investments Trust
                                              only); and Manager, Invesco PowerShares Capital Management
                                              LLC

                                              Formerly: President, Invesco Trimark Dealer Inc.; Director
                                              and President, AIM Trimark Corporate Class Inc. and AIM
                                              Trimark Canada Fund Inc.; Director and President, Invesco
                                              Trimark Ltd./Invesco Trimark Ltee; Senior Managing Director,
                                              Invesco Holding Company Limited; Trustee and Executive Vice
                                              President, Tax-Free Investments Trust; Director and
                                              Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The AIM
                                              Family of Funds(R) (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only);
                                              President, AIM Trimark Global Fund Inc. and AIM Trimark
                                              Canada Fund Inc.
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

Bruce L. Crockett -- 1944       1993          Chairman, Crockett Technology Associates (technology          ACE Limited
Trustee and Chair                             consulting  company)                                          (insurance company);
                                                                                                            Captaris, Inc.
                                                                                                            (unified messaging
                                                                                                            provider); and
                                                                                                            Investment Company
                                                                                                            Institute
------------------------------------------------------------------------------------------------------------------------------------

Bob R. Baker -- 1936            2003          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Frank S. Bayley -- 1939         2001          Retired                                                       None
Trustee                                       Formerly: Director, Badgley Funds, Inc. (registered
                                              investment company) (2 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

James T. Bunch -- 1942          2003          Founder, Green, Manning & Bunch Ltd., (investment banking     Board of Governors,
Trustee                                       firm)                                                         Western Golf
                                                                                                            Association/Evans
                                                                                                            Scholars Foundation
                                                                                                            and Executive
                                                                                                            Committee, United
                                                                                                            States Golf
                                                                                                            Association
------------------------------------------------------------------------------------------------------------------------------------

Albert R. Dowden -- 1941        2000          Director of a number of public and private business           Board of Nature's
Trustee                                       corporations, including the Boss Group Ltd. (private          Sunshine Products,
                                              investment and management); Continental Energy Services, LLC  Inc.
                                              (oil and gas pipeline service); Reich & Tang Funds
                                              (registered investment company), and Homeowners of America
                                              Holding Corporation/Homeowners of America Insurance Company
                                              (property casualty company)

                                              Formerly: Director, CompuDyne Corporation (provider of
                                              product and services to the public security market);
                                              Director, President and Chief Executive Officer, Volvo Group
                                              North America, Inc.; Director, Annuity and Life Re
                                              (Holdings), Ltd. (reinsurance company); Senior Vice
                                              President, AB Volvo; Director of various public and private corporations

------------------------------------------------------------------------------------------------------------------------------------

Jack M. Fields -- 1952          1997          Chief Executive Officer, Twenty First Century Group, Inc.     Administaff
Trustee                                       (government affairs company); and Owner and Chief Executive
                                              Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit)
                                              and Cross Timbers Quail Research Ranch (non-profit)
                                              Formerly: Chief Executive Officer, Texana Timber LP
                                              (sustainable forestry company)

------------------------------------------------------------------------------------------------------------------------------------

Carl Frischling -- 1937         1980          Partner, law firm of Kramer Levin Naftalis and Frankel LLP    Director, Reich &
Trustee                                                                                                     Tang Funds
                                                                                                            (16 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

Prema Mathai-Davis -- 1950      1998          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Lewis F. Pennock -- 1942        1981          Partner, law firm of Pennock & Cooper                         None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Larry Soll -- 1942              2003          Retired                                                       None
Trustee

------------------------------------------------------------------------------------------------------------------------------------
Raymond Stickel, Jr. --         2005          Retired                                                       None
1944                                          Formerly: Director, Mainstay VP Series Funds, Inc.
Trustee                                       (25 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.

(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------------

Karen Dunn Kelley -- 1960       1989          Head of Invesco's World Wide Fixed Income and Cash            N/A
Vice President                                Management Group; Vice President, Invesco Institutional
                                              (N.A.), Inc. (registered investment advisor); Director of
                                              Cash Management and Senior Vice President, Invesco Aim
                                              Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Executive Vice President, Invesco Aim Distributors, Inc.;
                                              Senior Vice President, Invesco Aim Management Group, Inc.;
                                              Vice President, Invesco Institutional (N.A.), Inc.
                                              (registered investment advisor); and Director, Invesco
                                              Mortgage Capital Inc.; President and Principal Executive
                                              Officer, The AIM Family of Funds(R) (AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust only); and Vice
                                              President, The AIM Family of Funds(R) (other than AIM
                                              Treasurer's Series Trust and Short-Term Investments Trust)

                                              Formerly: President and Principal Executive Officer,
                                              Tax-Free Investments Trust; Director and President, Fund
                                              Management Company; Chief Cash Management Officer and
                                              Managing Director, Invesco Aim Capital Management, Inc.; and
                                              Vice President, Invesco Aim Advisors, Inc. and The AIM
                                              Family of Funds(R) (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only)
------------------------------------------------------------------------------------------------------------------------------------

Russell C. Burk -- 1958         2005          Senior Vice President and Senior Officer of The AIM Family    N/A
Senior Vice President and                     of Funds(R)
Senior Officer
                                              Formerly: Director of Compliance and Assistant General
                                              Counsel, ICON Advisers, Inc.; Financial Consultant, Merrill
                                              Lynch; General Counsel and Director of Compliance, ALPS
                                              Mutual Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------------

John M. Zerr -- 1962            2006          Director, Senior Vice President, Secretary and General        N/A
Senior Vice President,                        Counsel, Invesco Aim Management Group, Inc., Invesco Aim
Chief Legal Officer and                       Advisors, Inc. and Invesco Aim Capital Management, Inc.;
Secretary                                     Director, Senior Vice President and Secretary, Invesco Aim
                                              Distributors, Inc.; Director, Vice President and Secretary,
                                              Invesco Aim Investment Services, Inc. and INVESCO
                                              Distributors, Inc.; Director and Vice President, INVESCO
                                              Funds Group, Inc.; Senior Vice President, Chief Legal
                                              Officer and Secretary, The AIM Family of Funds(R); and
                                              Manager, Invesco PowerShares Capital Management LLC

                                              Formerly: Director, Vice President and Secretary, Fund
                                              Management Company; Vice President, Invesco Aim Capital
                                              Management, Inc.; Chief Operating Officer and General
                                              Counsel, Liberty Ridge Capital, Inc. (an investment
                                              adviser); Vice President and Secretary, PBHG Funds (an
                                              investment company); Vice President and Secretary, PBHG
                                              Insurance Series Fund (an investment company); Chief
                                              Operating Officer, General Counsel and Secretary, Old Mutual
                                              Investment Partners (a broker-dealer); General Counsel and
                                              Secretary, Old Mutual Fund Services (an administrator);
                                              General Counsel and Secretary, Old Mutual Shareholder
                                              Services (a shareholder servicing center); Executive Vice
                                              President, General Counsel and Secretary, Old Mutual
                                              Capital, Inc. (an investment adviser); and Vice President
                                              and Secretary, Old Mutual Advisors Funds (an investment
                                              company)
------------------------------------------------------------------------------------------------------------------------------------

Lisa O. Brinkley -- 1959        2004          Global Compliance Director, Invesco Ltd.; and Vice            N/A
Vice President                                President, The AIM Family of Funds(R)

                                              Formerly: Senior Vice President, Invesco Aim Management
                                              Group, Inc.; Senior Vice President and Chief Compliance
                                              Officer, Invesco Aim Advisors, Inc. and The AIM Family of
                                              Funds(R); Vice President and Chief Compliance Officer,
                                              Invesco Aim Capital Management, Inc. and Invesco Aim
                                              Distributors, Inc.; Vice President, Invesco Aim Investment
                                              Services, Inc. and Fund Management Company
------------------------------------------------------------------------------------------------------------------------------------

Kevin M. Carome -- 1956         2003          General Counsel, Secretary and Senior Managing Director,      N/A
Vice President                                Invesco Ltd.; Director, Invesco Holding Company Limited and
                                              INVESCO Funds Group, Inc.; Director and Executive Vice
                                              President, IVZ, Inc., Invesco Group Services, Inc., .Invesco
                                              North American Holdings, Inc. and Invesco Investments
                                              (Bermuda) Ltd.; and Vice President, The AIM Family of
                                              Funds(R)

                                              Formerly: Senior Managing Director and Secretary, Invesco
                                              North American Holdings, Inc.; Vice President and Secretary,
                                              IVZ, Inc. and Invesco Group Services, Inc.; Senior Managing
                                              Director and Secretary, Invesco Holding Company Limited;
                                              Director, Senior Vice President, Secretary and General
                                              Counsel, Invesco Aim Management Group, Inc. and Invesco Aim
                                              Advisors, Inc.; Senior Vice President, Invesco Aim
                                              Distributors, Inc.; Director, General Counsel and Vice
                                              President, Fund Management Company; Vice President, Invesco
                                              Aim Capital Management, Inc. and Invesco Aim Investment
                                              Services, Inc.; Senior Vice President, Chief Legal Officer
                                              and Secretary, The AIM Family of Funds(R); Director and Vice
                                              President, INVESCO Distributors, Inc.; and Chief Executive
                                              Officer and President, INVESCO Funds Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Sheri Morris -- 1964            1999          Vice President, Treasurer and Principal Financial Officer,    N/A
Vice President, Treasurer                     The AIM Family of Funds(R); and Vice President, Invesco Aim
and Principal Financial                       Advisors, Inc., Invesco Aim Capital Management, Inc. and
Officer                                       Invesco Aim Private Asset Management Inc.

                                              Formerly: Assistant Vice President and Assistant Treasurer,
                                              The AIM Family of Funds(R) and Assistant Vice President,
                                              Invesco Aim Advisors, Inc., Invesco Aim Capital Management,
                                              Inc. and Invesco Aim Private Asset Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Lance A. Rejsek -- 1967         2005          Anti-Money Laundering Compliance Officer, Invesco Aim          N/A
Anti-Money Laundering                         Advisors, Inc., Invesco Aim Capital Management, Inc.,
Compliance Officer                            Invesco Aim Distributors, Inc., Invesco Aim Investment
                                              Services, Inc., Invesco Aim Private Asset Management, Inc.
                                              and The AIM Family of Funds(R)

                                              Formerly: Anti-Money Laundering Compliance Officer, Fund
                                              Management Company; and Manager of the Fraud Prevention
                                              Department, Invesco Aim Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Todd L. Spillane -- 1958        2006          Senior Vice President, Invesco Aim Management Group, Inc.;    N/A
Chief Compliance Officer                      Senior Vice President and Chief Compliance Officer, Invesco
                                              Aim Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Chief Compliance Officer, The AIM Family of Funds(R),
                                              Invesco Global Asset Management (N.A.), Inc. (registered
                                              investment advisor), Invesco Institutional (N.A.), Inc.,
                                              (registered investment advisor), INVESCO Private Capital
                                              Investments, Inc. (holding company), Invesco Private
                                              Capital, Inc. (registered investment advisor) and Invesco
                                              Senior Secured Management, Inc. (registered investment
                                              advisor); and Vice President, Invesco Aim Distributors, Inc.
                                              and Invesco Aim Investment Services, Inc.

                                              Formerly: Vice President, Invesco Aim Capital Management,
                                              Inc. and Fund Management Company; and Global Head of Product
                                              Development, AIG-Global Investment Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund's prospectus for information on the Fund's sub-advisors.

OFFICE OF THE FUND        INVESTMENT ADVISOR                     DISTRIBUTOR                            AUDITORS
11 Greenway Plaza         Invesco Aim Advisors, Inc.             Invesco Aim Distributors, Inc.         PricewaterhouseCoopers LLP
Suite 100                 11 Greenway Plaza                      11 Greenway Plaza                      1201 Louisiana Street
Houston, TX 77046-1173    Suite 100                              Suite 100                              Suite 2900
                          Houston, TX 77046-1173                 Houston, TX 77046-1173                 Houston, TX 77002-5678

COUNSEL TO THE FUND       COUNSEL TO THE                         TRANSFER AGENT                         CUSTODIAN
Stradley Ronon Stevens &  INDEPENDENT TRUSTEES                   Invesco Aim Investment Services, Inc.  Bank of New York Mellon
Young, LLP                Kramer, Levin, Naftalis & Frankel LLP  P.O. Box 4739                          2 Hanson Place
2600 One Commerce Square  1177 Avenue of the Americas            Houston, TX 77210-4739                 Brooklyn, NY 11217-1431
Philadelphia, PA 19103    New York, NY 10036-2714

------------------------------------------------------------------------------------------------------------------------------------
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

------------------------------------------------------------------------------------------------------------------------------------
FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Fund's shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. To locate each Fund's portfolio holdings information, access the Fund's overview page. Links to each Fund's complete quarterly holdings will be available on this
Web page. Shareholders can also look up the Fund's Form N-Q filings on the SEC website, sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public
Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on "Proxy Policy." The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com, access the "About Us" tab, click on "Required Notices" and then click on "Proxy
Voting Activity." Next, select the Fund from the drop-down menu. This information is also available on the SEC website, sec.gov.

If used after January 20, 2010, this report must be accompanied by a Fund fact sheet for the most recent month-end. Invesco Aim -
SERVICE MARK - is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management,
Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim
Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of
Invesco Ltd.

   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc.,
Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset         [INVESCO AIM LOGO]
Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser       - SERVICE MARK -
firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                                                    invescoaim.com    CM-STIT-AR-2     Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]             INSTITUTIONAL CLASS
 - SERVICE MARK -      SHORT-TERM INVESTMENTS TRUST (STIT)
                             Liquid Assets Portfolio
                              STIC Prime Portfolio
                               Treasury Portfolio
                          Government & Agency Portfolio
                        Government TaxAdvantage Portfolio
                         Tax-Free Cash Reserve Portfolio

                 Annual Report to Shareholders o August 31, 2009

                                    [GRAPHIC]

2     Letters to Shareholders
4     Fund Data
4     Fund Composition by Maturity
5     Fund Objectives and Strategies
6     Schedules of Investments
46    Financial Statements
52    Notes to Financial Statements
65    Financial Highlights
66    Auditor's Report
67    Fund Expenses
68    Approval of Investment Advisory and Sub-Advisory Agreements
74    Tax Information
T-1   Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2009, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

                                     Dear Fellow Shareholders:

                                     I am pleased to provide you with this annual report on the performance of the Institutional
                                     Class of Short-Term Investments Trust, part of Invesco Aim Global Cash Management, for the fiscal year ended August 31, 2009. Thank you for investing with us.
              [KELLEY
               PHOTO]                   Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to provide competitive returns and maintain a relatively short maturity structure.

                                     MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS
         Karen Dunn Kelley
                                     The year covered by this report was difficult -- for investors and investment professionals alike.

                                        The 12 months ended August 31, 2009, included a sharp market sell-off in the final few months of 2008. The decline had a number of causes, the most immediate being unprecedented turmoil in credit markets. Economic uncertainty prompted banks to hoard cash and reduce lending, and caused investors to shun short-term corporate debt. As a result, businesses found it difficult to fund their day-to-day operations, and the U.S. economy -- as well as economies around the globe -- virtually froze briefly.

   The U.S. economy contracted significantly throughout the year. Gross domestic product (GDP), the broadest measure of overall economic activity, contracted at annualized rates of 2.7%, 5.4% and 6.4% in the third and fourth quarters of 2008 and the first quarter of 2009, respectively.(1) Initial estimates suggested U.S. GDP shrank at an annualized rate of 1.0% in the second quarter of
2009.(1)

   This economic contraction caused a sharp increase in unemployment. The national unemployment rate rose from 6.2% in August 2008 to 9.4% in July 2009.(2)

   The housing market remained weak. Sales of new and existing homes continued their multi-year decline; housing starts fell; and
home values nationally declined. Lower home values caused some homeowners to feel less wealthy.

   These trends -- together with tighter credit -- prompted consumers to reduce their spending, particularly on large, discretionary items. Consumer spending, which accounts for more than two-thirds of the U.S. economy(3), was sluggish during the year.

   In his semiannual monetary policy report to Congress in late July, U.S. Federal Reserve Board (the Fed) Chairman Ben Bernanke
summarized the stresses and strains the U.S. and global economies suffered in late 2008 and early 2009. Importantly, he suggested that the aggressive, coordinated actions taken by governments and central banks around the world finally may be yielding results.
He testified that:

   o  The pace of overall economic decline appears to have slowed significantly.

   o  Credit availability, for consumers and businesses, has improved noticeably.

   o  Investors' extreme risk aversion has eased somewhat.

   o  The decline in housing activity appears to have moderated.

   While these and other trends offer encouragement, uncertainties remain. Chairman Bernanke testified that he anticipates a gradual recovery in 2010 with some acceleration in economic growth in 2011, together with subdued inflation over the next two years.

   At the start of the fiscal year, three-month Treasury bills yielded 1.71% and 30-year Treasury bonds yielded 4.41%.(4) By August
31, 2009, yields on both had declined, with three-month Treasuries yielding just 0.15% and 30-year Treasuries yielding 4.18%.(4) The sharp decline in short-term yields was due chiefly to the Fed's unprecedented monetary easing and investor preference for relatively safe, liquid and short-term investments during a period of economic uncertainty. Because money market funds invest in such securities, the yield you earned on your investment in the Fund declined during the fiscal year.

STRENGTH AND EXPERIENCE

Invesco Aim Global Cash Management's 30-year tradition of providing high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive client service is why we are, today, a leader in the cash management industry, with $96.4 billion in assets under management as of August 31, 2009. While we rely on a specialized team of investment professionals who are experienced in managing and distributing short-term investment products worldwide, we also benefit from being part of Invesco -- one of the world's largest(5) and most diversified global investment management firms.

   Such strength and experience is particularly valuable during periods of uncertainty and market tumult, such as we experienced this year. Regardless of market conditions, our experienced investment team is dedicated to helping our clients achieve their short-term cash management needs.

   We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.

   Thank you for investing with us. All of us at Invesco Aim Global Cash Management look forward to serving you.

Sincerely,


/S/ KAREN DUNN KELLEY

Karen Dunn Kelley
CEO, Invesco Worldwide Fixed Income

(1) Bureau of Economic Analysis;

(2) Bureau of Labor Statistics;

(3) Reuters;

(4) Barclays Capital;

(5) Pensions & Investments

The views and opinions expressed in this letter are those of Invesco Aim Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Aim Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


2    SHORT-TERM INVESTMENTS TRUST

                                     Dear Fellow Shareholders:

                                     Even as the economy shows some positive momentum toward recovery, please be assured that your
              [CROCKETT              Board of Trustees continues to oversee the management of the AIM Funds with careful attention
                PHOTO]               to expenses and performance.

                                        At its June meeting, your Board reviewed and renewed for another year the investment advisory contracts between the AIM Funds and Invesco Aim Advisors, Inc. Again this year, the decision resulted from a year-long process during which your Board, working in sub-committees, reviewed the performance, fees and expenses of each AIM Fund in absolute terms and relative to
            Bruce Crockett           industry averages and other products advised by Invesco Aim Advisors and its affiliated sub-advisers. The independent Trustees met and voted separately, receiving independent advice from independent legal counsel and assistance from the independent Senior Officer, who reports directly to the independent Trustees. Exercising our fiduciary responsibility on your behalf, we have again taken care to ensure that these agreements put shareholder interests first.
You can find details on the results of both the 2008 and 2009 investment advisory and sub-advisory agreement renewal process at
invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   The investment strategies of the AIM money market funds have again been tested and proven through the recent economic crisis.
Committed to delivering safety, liquidity and yield according to their respective investment objectives, the AIM money market funds consistently follow a conservative approach. Statements that were true six months ago, in my last semi-annual letter, remain true as of this writing:

   o  All portfolios have maintained $1.00 NAV at all times in all of our money market funds;

   o  All redemption requests were made without interruption in all of our money market funds;

   o  Invesco Aim did not have to purchase any securities out of any money market fund;

   o  Invesco Aim did not have to provide any form of capital support to any money market fund; and

   o  No securities experienced downgrades below Tier 1 quality in any money market fund.

   Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your assets and your trust. I would be happy to hear your comments, questions, or concerns. My address for email is bruce@brucecrockett.com.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees


3    SHORT-TERM INVESTMENTS TRUST

------------------------------------------------------------------------------------------------------------------------------------
FUND DATA

------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS DATA AS OF 8/31/09
------------------------------------------------------------------------------------------------------------------------------------

FUND                                         YIELDS                   WEIGHTED AVERAGE MATURITY   TOTAL NET ASSETS
                                        7-DAY SEC YIELDS
                                          HAD FEES NOT
                                       BEEN WAIVED AND/OR             RANGE DURING    AT FISCAL
                            7-DAY         EXPENSES NOT      MONTHLY      FISCAL         YEAR
                          SEC YIELDS     BEEN REIMBURSED     YIELDS       YEAR           END
Liquid Assets                0.30%            0.27%          0.33%    23 - 57 days     50 days     $ 20.2 billion
STIC Prime                   0.13             0.09           0.11      9 - 28 days     20 days        2.5 billion
Treasury                     0.08             0.04           0.08     27 - 58 days     43 days        4.8 billion
Government & Agency          0.19              N/A           0.21     15 - 52 days     35 days        9.8 billion
Government TaxAdvantage      0.06            -0.04           0.08     15 - 56 days     30 days      535.9 million
Tax-Free Cash Reserve        0.09              N/A           0.11     25 - 39 days     31 days      829.4 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Had the advisor not waived certain fees and/or reimbursed expenses, performance would have been lower. Monthly yields represent annualized results for the month, net of fees and expenses, and exclude any realized capital gains or losses.

------------------------------------------------------------------------------------------------------------------------------------
FUND COMPOSITION BY MATURITY

------------------------------------------------------------------------------------------------------   ---------------------------
IN DAYS, AS OF 8/31/09                                                                                   IN DAYS, AS OF 8/31/09
------------------------------------------------------------------------------------------------------   ---------------------------
                     LIQUID                           GOVERNMENT        GOVERNMENT         TAX-FREE      STIC PRIME PORTFOLIO(3, 4)
                     ASSETS           TREASURY         & AGENCY        TAXADVANTAGE      CASH RESERVE    1-7              29.8%
               PORTFOLIO(1, 3, 4)   PORTFOLIO(3)   PORTFOLIO(2, 3)   PORTFOLIO(2, 3)   PORTFOLIO(3, 5)   8-14             23.1
1-7                   22.5%             52.1%           60.3%             49.5%             78.3%        15-21            14.2
8-30                  27.0               5.3             9.1              28.6               2.8         22-28             8.3
31-90                 33.8              21.9            16.8              13.3               7.1         29-35             0.0
91-180                13.6              18.6             9.6               3.9               7.7         36-42             7.4
181+                   3.1               2.1             4.2               4.7               4.1         43-60            17.2

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940.

(1) The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

(2) Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

(3) The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the U.S. government. The U.S. government may choose not to provide financial support to U.S.
    government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. government.

(4) The Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, and the
    Fund's performance will depend to a great extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the U.S. and abroad.

(5) The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the Fund invests are located.


4    SHORT-TERM INVESTMENTS TRUST

------------------------------------------------------------------------------------------------------------------------------------
FUND OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO                                            GOVERNMENT TAXADVANTAGE PORTFOLIO

Liquid Assets Portfolio seeks to provide as high a level of        Government TaxAdvantage Portfolio seeks to maximize current
current income as is consistent with the preservation of capital   income consistent with the preservation of capital and the
and liquidity.                                                     maintenance of liquidity.

   The Fund invests primarily in short-term money market              The Fund may invest in direct obligations of the U.S.
instruments that blend top-tier, high-quality U.S.                 Treasury and in U.S. government agency securities. This is
dollar-denominated obligations, which include commercial paper,    intended to provide shareholders with dividends exempt from
certificates of deposit, master and promissory notes, municipal    state and local income taxes in some jurisdictions. Investors
securities and repurchase agreements.                              residing in states with state income tax may find it more
                                                                   profitable to invest in this Fund than in a fund not designed to
STIC PRIME PORTFOLIO                                               comply with state tax considerations. This does not constitute tax advice. Please consult your tax advisor for your particular
STIC Prime Portfolio seeks to maximize current income consistent   situation.
with the preservation of capital and the maintenance of
liquidity.                                                         TAX-FREE CASH RESERVE PORTFOLIO

   The Fund invests in high-quality U.S. dollar-denominated        Tax-Free Cash Reserve Portfolio seeks to provide as high a level
commercial paper and other commercial instruments with             of tax-exempt income as is consistent with the preservation of
maturities of 60 days or less, including certificates of           capital and maintenance of liquidity.
deposit, repurchase agreements and master notes.
                                                                      The Fund invests in high-quality, short-term municipal
TREASURY PORTFOLIO                                                 obligations, seeking to provide income exempt from federal taxation. The Fund's structure is driven to some extent by the
Treasury Portfolio seeks to maximize current income consistent     supply and availability of municipal securities. Liquidity is
with the preservation of capital and the maintenance of            managed with daily and weekly variable rate demand notes.
liquidity.

   The Fund invests in direct obligations of the U.S. Treasury and repurchase agreements backed by Treasury obligations.
Securities purchased by the Fund have maturities of 397 days or less.

GOVERNMENT & AGENCY PORTFOLIO

Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

   The Fund invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to payment of principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY
AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE
VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

INVESCO AIM GLOBAL CASH MANAGEMENT IS A BRAND NAME ENCOMPASSING PRODUCTS AND SERVICES PROVIDED BY ONE OR MORE SUBSIDIARIES OF
INVESCO LTD.


5    SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

LIQUID ASSETS PORTFOLIO



                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-51.44%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-4.80%

  Amstel Funding Corp.(b)(c)                           1.85%     10/16/09    $      100,000    $    99,768,750
--------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                           1.92%     09/25/09            70,000         69,910,400
--------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                           2.00%     10/09/09           250,000        249,472,222
--------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                           2.35%     09/04/09           165,000        164,967,688
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.28%     11/06/09           175,000        174,910,167
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.30%     12/01/09           200,000        199,848,333
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.40%     09/16/09           100,000         99,983,333
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.40%     02/09/10           124,000        123,778,178
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.40%     02/16/10           120,000        119,776,000
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.41%     02/02/10           200,000        199,649,222
==============================================================================================================
                                                                                                 1,502,064,293
==============================================================================================================


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-6.49%

  Amsterdam Funding Corp.(b)                           0.23%     09/22/09            50,000         49,993,292
--------------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                           0.31%     09/08/09            65,500         65,496,052
--------------------------------------------------------------------------------------------------------------
  Barton Capital LLC(b)                                0.26%     10/07/09            85,718         85,695,713
--------------------------------------------------------------------------------------------------------------
  Barton Capital LLC(b)                                0.29%     09/01/09           131,000        131,000,000
--------------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                           0.23%     09/15/09           113,000        112,989,893
--------------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                           0.24%     09/09/09           100,000         99,994,667
--------------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                           0.25%     09/02/09           125,000        124,999,132
--------------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                           0.30%     10/26/09            65,087         65,057,168
--------------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                           0.37%     09/01/09            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                             0.50%     02/08/10            50,000         49,888,889
--------------------------------------------------------------------------------------------------------------
  Ranger Funding Co. LLC(b)                            0.24%     09/24/09           138,756        138,734,724
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.23%     10/13/09            50,000         49,986,583
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.24%     09/10/09            73,000         72,995,620
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.24%     09/25/09            60,000         59,990,400
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.25%     09/16/09           100,000         99,989,583
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.25%     10/22/09            60,000         59,978,750
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.27%     10/08/09           100,000         99,972,250
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.27%     10/09/09            88,000         87,974,920
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.28%     09/14/09            50,000         49,994,944
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.28%     10/01/09            40,000         39,990,667
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.28%     10/06/09            50,000         49,986,389
--------------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                        0.23%     09/04/09           197,769        197,765,209
--------------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                        0.25%     09/04/09            79,962         79,960,334
--------------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                        0.25%     09/08/09            45,012         45,009,812
--------------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                        0.27%     10/09/09            64,191         64,172,706
==============================================================================================================
                                                                                                 2,031,617,697
==============================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY BACKED-3.16%

  Straight-A Funding LLC
     -Series 1, (CEP-Federal Financing Bank)(b)        0.23%     10/23/09    $       73,000    $    72,975,748
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.24%     10/13/09            65,000         64,981,800
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.25%     11/25/09            75,259         75,214,576
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.28%     11/09/09            85,909         85,862,896
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.32%     10/22/09           100,000         99,954,667
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.33%     10/13/09            95,000         94,963,425
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.33%     10/13/09           150,132        150,074,199
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.33%     10/19/09            36,040         36,024,142
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.36%     10/01/09           111,017        110,983,695
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.37%     09/01/09            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.37%     09/03/09            50,000         49,998,972
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.37%     09/09/09           100,000         99,991,778
==============================================================================================================
                                                                                                   991,025,898
==============================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-5.90%

  Concord Minutemen Capital Co., LLC-Series A,
     (Multi CEP's-Liberty Hampshire Co., LLC;
     agent)(b)                                         0.50%     10/23/09            71,000         70,948,722
--------------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.47%     10/19/09            28,000         27,982,453
--------------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.50%     10/23/09           100,000         99,927,778
--------------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.60%     09/04/09           100,000         99,995,000
--------------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.60%     09/11/09           160,000        159,973,333
--------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC (CEP-Lloyds TSB Bank
     PLC)(b)(c)                                        0.42%     10/09/09           130,000        129,942,367
--------------------------------------------------------------------------------------------------------------
  Kitty Hawk Funding Corp. (CEP-Bank of America,
     N.A.)(b)                                          0.21%     09/17/09           122,101        122,089,604
--------------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                       0.50%     10/06/09            50,000         49,975,695
--------------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                       0.50%     10/09/09           100,000         99,947,222
--------------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                       0.60%     09/04/09            90,000         89,995,500
--------------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                       0.60%     09/10/09            75,000         74,988,750
--------------------------------------------------------------------------------------------------------------
  Liberty Street Funding LLC
     (CEP-Bank of Nova Scotia)(b)(c)                   0.30%     09/30/09           100,000         99,975,833
--------------------------------------------------------------------------------------------------------------
     (CEP-Bank of Nova Scotia)(b)(c)                   0.35%     09/24/09           100,000         99,977,639
--------------------------------------------------------------------------------------------------------------
     (CEP-Bank of Nova Scotia)(b)(c)                   0.36%     09/10/09            50,000         49,995,500
--------------------------------------------------------------------------------------------------------------
  LMA-Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                       0.23%     09/15/09           184,700        184,683,480
--------------------------------------------------------------------------------------------------------------
  Matchpoint Master Trust-Series A, (CEP-BNP
     Paribas)(b)(c)                                    0.27%     11/16/09           100,000         99,943,000
--------------------------------------------------------------------------------------------------------------
  Ticonderoga Funding LLC (CEP-Bank of America,
     N.A.)(b)                                          0.23%     09/24/09            79,500         79,488,318
--------------------------------------------------------------------------------------------------------------
  Variable Funding Capital Co., LLC
     (CEP-Wells Fargo Bank, N.A.)(b)                   0.26%     09/10/09            50,000         49,996,750
--------------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(b)                   0.28%     10/26/09           150,000        149,935,833
--------------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(b)                   0.30%     10/26/09             7,330          7,326,640
==============================================================================================================
                                                                                                 1,847,089,417
==============================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-7.59%

  Atlantic Asset Securitization LLC(b)                 0.22%     09/23/09           142,078        142,058,898
--------------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                 0.22%     09/25/09           100,000         99,985,333
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  Atlantic Asset Securitization LLC(b)                 0.23%     09/15/09    $      125,616    $   125,604,764
--------------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                 0.30%     11/04/09            63,825         63,790,960
--------------------------------------------------------------------------------------------------------------
  CAFCO, LLC(b)                                        0.21%     09/25/09           100,000         99,986,000
--------------------------------------------------------------------------------------------------------------
  Chariot Funding, LLC/Ltd.(b)                         0.23%     09/15/09           125,000        124,988,819
--------------------------------------------------------------------------------------------------------------
  Chariot Funding, LLC/Ltd.(b)                         0.29%     09/01/09            77,124         77,124,000
--------------------------------------------------------------------------------------------------------------
  Ciesco, LLC(b)                                       0.22%     09/24/09           200,000        199,971,889
--------------------------------------------------------------------------------------------------------------
  Enterprise Funding Co. LLC(b)                        0.30%     09/02/09           130,000        129,998,917
--------------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(b)                 0.25%     09/21/09           175,000        174,975,694
--------------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                  0.25%     09/09/09            75,021         75,016,832
--------------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.22%     09/21/09            75,000         74,990,833
--------------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.23%     10/22/09            75,000         74,975,563
--------------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.25%     10/09/09           100,000         99,973,611
--------------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.33%     10/05/09            65,000         64,979,742
--------------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                       0.23%     09/23/09            45,277         45,270,636
--------------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                       0.24%     09/21/09            75,000         74,990,000
--------------------------------------------------------------------------------------------------------------
  Regency Markets No. 1, LLC(b)(c)                     0.24%     09/17/09           109,540        109,528,316
--------------------------------------------------------------------------------------------------------------
  Regency Markets No. 1, LLC(b)(c)                     0.25%     09/15/09            75,018         75,010,707
--------------------------------------------------------------------------------------------------------------
  Regency Markets No. 1, LLC(b)(c)                     0.30%     11/16/09           106,967        106,899,254
--------------------------------------------------------------------------------------------------------------
  Tulip Funding Corp.(b)(c)                            0.24%     09/18/09           109,354        109,341,607
--------------------------------------------------------------------------------------------------------------
  Tulip Funding Corp.(b)(c)                            0.27%     12/01/09            59,817         59,776,175
--------------------------------------------------------------------------------------------------------------
  Yorktown Capital LLC(b)                              0.30%     11/17/09           168,359        168,250,970
==============================================================================================================
                                                                                                 2,377,489,520
==============================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-2.58%

  Aspen Funding Corp.(b)                               0.38%     09/01/09            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.35%     10/09/09           150,000        149,944,583
--------------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.35%     10/19/09           200,000        199,906,667
--------------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.35%     10/26/09            98,000         97,947,597
--------------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.57%     10/13/09           150,000        149,900,250
--------------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                             0.22%     09/01/09            60,000         60,000,000
--------------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd./Corp.(b)(c)                       0.40%     01/06/10           100,000         99,858,889
==============================================================================================================
                                                                                                   807,557,986
==============================================================================================================


DIVERSIFIED BANKS-10.63%

  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)          0.43%     12/15/09            94,500         94,381,481
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)          0.63%     12/16/09            75,000         74,860,875
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)          1.02%     11/09/09           135,000        134,736,075
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)          1.21%     10/14/09            50,000         49,927,736
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)          1.21%     10/15/09           125,000        124,815,139
--------------------------------------------------------------------------------------------------------------
  Bank of America Corp.                                0.21%     09/09/09           150,000        149,993,000
--------------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia(c)                               0.25%     09/16/09           200,000        199,979,167
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Finance Inc.(c)                          0.30%     10/13/09            49,499         49,481,675
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Finance Inc.(c)                          0.44%     01/21/10           150,000        149,739,667
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Finance Inc.(c)                          1.13%     10/15/09           175,000        174,758,305
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

  BNZ International Funding Ltd.(b)(c)                 0.30%     10/14/09    $       50,000    $    49,982,083
--------------------------------------------------------------------------------------------------------------
  BNZ International Funding Ltd.(b)(c)                 0.30%     11/06/09           150,000        149,917,500
--------------------------------------------------------------------------------------------------------------
  Calyon North America Inc.(c)                         1.51%     09/11/09           100,000         99,958,056
--------------------------------------------------------------------------------------------------------------
  Rabobank USA Financial Corp.(c)                      0.89%     09/21/09           145,000        144,928,306
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(c)                        0.32%     09/28/09            75,000         74,982,000
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(c)                        0.33%     09/29/09           200,000        199,948,667
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(c)                        0.33%     10/05/09           225,000        224,929,875
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(c)                        0.35%     09/21/09           344,000        343,933,111
--------------------------------------------------------------------------------------------------------------
  Santander Central Hispano Finance (Delaware)
     Inc.(c)                                           0.23%     11/18/09            75,000         74,962,625
--------------------------------------------------------------------------------------------------------------
  Santander Central Hispano Finance (Delaware)
     Inc.(c)                                           0.51%     11/18/09            50,000         49,944,750
--------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(c)              0.32%     10/22/09           291,200        291,067,989
--------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(c)              0.33%     09/16/09           150,000        149,979,375
--------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(c)              0.35%     01/25/10           270,000        269,622,225
==============================================================================================================
                                                                                                 3,326,829,682
==============================================================================================================


DIVERSIFIED CAPITAL MARKETS-0.80%

  Deutsche Bank Financial LLC(c)                       0.29%     10/19/09           250,000        249,903,333
==============================================================================================================


LIFE & HEALTH INSURANCE-1.76%

  Metlife Short Term Funding LLC(b)                    0.33%     09/23/09           200,000        199,959,667
--------------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding LLC(b)                    0.35%     09/09/09           110,000        109,991,444
--------------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding LLC(b)                    0.35%     09/10/09           240,000        239,979,000
==============================================================================================================
                                                                                                   549,930,111
==============================================================================================================


MUNICIPAL COMMERCIAL PAPER-0.07%

  Texas Upper Trinity Regional Water District;
     Series 2009 A, Regional Treated Water Supply
     System Commercial Paper RN (LOC-Bank of
     America, N.A.)(d)                                 0.40%     09/15/09            22,350         22,350,000
==============================================================================================================


PACKAGED FOODS & MEATS-0.32%

  Nestle Capital Corp.(b)(c)                           0.70%     10/06/09           100,000         99,931,944
==============================================================================================================


REGIONAL BANKS-7.34%

  Abbey National North America LLC(c)                  0.31%     11/13/09           250,000        249,842,847
--------------------------------------------------------------------------------------------------------------
  Abbey National North America LLC(c)                  0.31%     11/18/09           120,000        119,919,400
--------------------------------------------------------------------------------------------------------------
  Banque et Caisse d'Epargne de l'Etat(c)              0.29%     12/09/09           150,000        149,880,375
--------------------------------------------------------------------------------------------------------------
  Banque et Caisse d'Epargne de l'Etat(c)              0.29%     12/14/09           100,000         99,916,222
--------------------------------------------------------------------------------------------------------------
  Banque et Caisse d'Epargne de l'Etat(c)              0.30%     10/19/09           200,000        199,920,000
--------------------------------------------------------------------------------------------------------------
  CBA (Delaware) Finance, Inc.(c)                      0.43%     09/15/09           100,000         99,983,278
--------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)                                   0.17%     09/09/09           155,000        154,994,144
--------------------------------------------------------------------------------------------------------------
  Fortis Funding LLC(b)(c)                             0.25%     09/22/09           100,000         99,985,417
--------------------------------------------------------------------------------------------------------------
  Fortis Funding LLC(b)(c)                             0.25%     09/25/09           100,000         99,983,333
--------------------------------------------------------------------------------------------------------------
  Fortis Funding LLC(b)(c)                             0.50%     02/25/10           200,000        199,508,333
--------------------------------------------------------------------------------------------------------------
  Nordea North America Inc.(c)                         0.20%     09/29/09           200,000        199,969,667
--------------------------------------------------------------------------------------------------------------
  Nordea North America Inc.(c)                         0.21%     09/29/09           100,000         99,984,056
--------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp.(b)(c)(e)                       0.23%     02/17/10           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp.(b)(c)                          0.34%     01/21/10           100,000         99,865,889
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

  Westpac Banking Corp.(b)(c)                          0.40%     02/17/10    $      225,000    $   224,577,500
==============================================================================================================
                                                                                                 2,298,330,461
==============================================================================================================
     Total Commercial Paper (Cost $16,104,120,342)                                              16,104,120,342
==============================================================================================================



CERTIFICATES OF DEPOSIT-28.54%

  ABN-AMRO Bank N.V.                                   0.33%     09/30/09           100,000        100,002,414
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                0.60%     12/11/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.01%     10/22/09           175,000        175,001,233
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.16%     09/09/09           100,000        100,000,222
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.18%     09/04/09           100,000        100,000,083
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.25%     10/15/09            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.26%     09/14/09           150,000        150,000,538
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.48%     10/08/09           200,000        200,002,040
--------------------------------------------------------------------------------------------------------------
  BNP Paribas (United Kingdom)(c)                      0.31%     11/10/09           300,000        300,002,913
--------------------------------------------------------------------------------------------------------------
  BNP Paribas (United Kingdom)(c)                      0.31%     11/12/09           100,000        100,000,995
--------------------------------------------------------------------------------------------------------------
  BNP Paribas                                          1.12%     10/14/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  BNP Paribas                                          1.41%     09/14/09           100,000        100,000,359
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.53%     03/01/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon (United Kingdom)(c)                           0.55%     12/22/09            25,000         25,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.58%     01/15/10           120,000        120,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.61%     02/05/10            50,000         50,002,171
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.65%     02/01/10            75,000         75,015,815
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.96%     08/09/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.96%     08/16/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon                                               1.12%     10/22/09           265,000        265,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon                                               1.40%     09/09/09            75,000         75,000,166
--------------------------------------------------------------------------------------------------------------
  Commonwealth Bank of Australia (United
     Kingdom)(c)                                       0.28%     12/28/09           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Commonwealth Bank of Australia (United
     Kingdom)(c)                                       0.30%     12/21/09           300,000        300,004,621
--------------------------------------------------------------------------------------------------------------
  Commonwealth Bank of Australia (United
     Kingdom)(c)                                       0.31%     12/01/09           200,000        200,005,051
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank AG                                     0.30%     10/26/09           150,000        150,000,000
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank AG                                     0.31%     11/17/09           200,000        200,004,273
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank AG                                     0.31%     11/23/09           250,000        250,005,757
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank AG(e)                                  1.00%     01/25/10           192,000        192,465,984
--------------------------------------------------------------------------------------------------------------
  Fortis Bank N.V./S.A.                                0.34%     12/31/09            85,000         85,002,854
--------------------------------------------------------------------------------------------------------------
  HSBC Bank PLC (United Kingdom)(c)                    1.46%     10/09/09           100,000        100,001,044
--------------------------------------------------------------------------------------------------------------
  Lloyds TSB Bank PLC                                  0.26%     10/20/09           300,000        300,004,081
--------------------------------------------------------------------------------------------------------------
  Lloyds TSB Bank PLC                                  0.28%     10/07/09           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Lloyds TSB Bank PLC                                  0.32%     09/09/09           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(c)     0.34%     12/30/09           100,000        100,006,656
--------------------------------------------------------------------------------------------------------------
  Nordea Bank A.B.                                     0.21%     09/21/09           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                   0.52%     05/21/10           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Rabobank Nederland(e)                                0.74%     03/12/10           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                   0.90%     09/28/09           150,000        150,000,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

  Rabobank Nederland                                   0.95%     10/14/09    $      150,000    $   150,000,000
--------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                   1.00%     09/14/09           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                 0.38%     05/28/10           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada(e)                              0.82%     12/16/09           150,000        150,000,000
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC                           0.32%     10/02/09           300,000        300,000,000
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC                           0.32%     10/05/09           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale                                     0.34%     12/04/09           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale                                     0.35%     12/07/09           265,000        265,015,670
--------------------------------------------------------------------------------------------------------------
  Societe Generale(e)(f)                               0.43%     04/05/10           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale                                     0.60%     09/11/09           150,000        150,000,000
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                0.50%     02/08/10            65,000         65,014,393
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                0.65%     04/09/10           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                0.95%     09/30/09            75,000         75,000,601
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.20%     11/16/09            75,000         75,000,000
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.30%     12/16/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.40%     12/11/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.47%     12/24/09            42,000         42,113,581
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.51%     11/12/09            75,000         75,001,483
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.85%     10/05/09           100,000        100,000,931
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.90%     10/02/09           125,000        125,001,061
==============================================================================================================
     Total Certificates of Deposit (Cost
       $8,934,676,990)                                                                           8,934,676,990
==============================================================================================================



VARIABLE RATE DEMAND NOTES-6.64%(f)

LETTER OF CREDIT ENHANCED-6.13%(d)

  A Mining Group, LLC; Series 2006, Incremental
     Taxable Bonds (LOC-Wells Fargo Bank, N.A.)        0.40%     06/01/29             4,100          4,100,000
--------------------------------------------------------------------------------------------------------------
  Alamogordo (City of), New Mexico (Gerald
     Champion Regional Medical Center); Series
     2007 A, Ref. Hospital Improvement RB
     (LOC-Bank of America, N.A.)                       0.33%     07/01/37            10,465         10,465,000
--------------------------------------------------------------------------------------------------------------
  Arizona (State of) Healthcare Facilities
     Authority (Catholic Healthcare West Loan
     Program); Series 2008 A, RB (LOC-Bank of
     America, N.A.)                                    0.27%     07/01/35            24,500         24,500,000
--------------------------------------------------------------------------------------------------------------
  Atlanticare Health Services, Inc.; Series 2003,
     Taxable Bonds (LOC-Wells Fargo Bank, N.A.)        0.40%     10/01/33               315            315,000
--------------------------------------------------------------------------------------------------------------
  Benjamin Rose Institute (The) (Kethley House);
     Series 2005, Taxable Notes (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.65%     12/01/28             4,700          4,700,000
--------------------------------------------------------------------------------------------------------------
  Blount (County of), Tennessee Health &
     Educational Facilities Board (Maryville
     College); Series 2007, RB (LOC-Bank of
     America, N.A.)                                    0.33%     04/01/32            10,600         10,600,000
--------------------------------------------------------------------------------------------------------------
  Brooke (County of), West Virginia County
     Commission (Bethany College); Series 2008 A,
     Commercial Development RB (LOC-PNC Bank,
     N.A.)                                             0.29%     12/01/37             4,050          4,050,000
--------------------------------------------------------------------------------------------------------------
  Bucks (County of), Pennsylvania Industrial
     Development Authority (Grand View Hospital);
     Series 2008 B, IDR (LOC-PNC Bank, N.A.)           0.25%     07/01/39             8,555          8,555,000
--------------------------------------------------------------------------------------------------------------
  Butler (County of), Ohio (LifeSphere); Series
     2007, Healthcare Facilities Improvement RB
     (LOC-U.S. Bank, N.A.)                             0.28%     05/01/30             3,530          3,530,000
--------------------------------------------------------------------------------------------------------------
  Centerville (City of), Ohio (Bethany Lutheran
     Village Continuing Care Facility Expansion);
     Series 2007 B, Health Care RB (LOC-PNC Bank,
     N.A.)                                             0.29%     11/01/40            22,270         22,270,000
--------------------------------------------------------------------------------------------------------------
  Central Michigan University Board of Trustees;
     Series 2008 A, Ref. General RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.22%     10/01/32             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Charlotte (City of), North Carolina (NASCAR Hall
     of Fame Facilities); Series 2009 D, Taxable
     COP (LOC-Bank of America, N.A.)                   0.45%     06/01/35            15,000         15,000,000
--------------------------------------------------------------------------------------------------------------
  Chatham Capital Corp.; Series 2000, Taxable
     Notes (LOC-JPMorgan Chase Bank, N.A.)             0.32%     07/01/20             3,700          3,700,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Chester (County of), Pennsylvania Industrial
     Development Authority (Archdiocese of
     Philadelphia); Series 2001, IDR (LOC-Wells
     Fargo Bank, N.A.)                                 0.22%     07/01/31    $       40,700    $    40,700,000
--------------------------------------------------------------------------------------------------------------
  Cobb (County of), Georgia Kennestone Hospital
     Authority (WellStar Health System, Inc.);
     Sub. Series 2005 A, Anticipation Ctfs. RB
     (LOC-Bank of America, N.A.)                       0.35%     04/01/40             7,500          7,500,000
--------------------------------------------------------------------------------------------------------------
  Cohasset (City of), Minnesota (Minnesota Power &
     Light Company); Series 1997 A, Ref. RB
     (LOC-Bank of America, N.A.)                       0.33%     06/01/20             6,900          6,900,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Bethany Lutheran
     School); Series 2008, RB (LOC-U.S. Bank,
     N.A.)                                             0.28%     11/01/38             3,650          3,650,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (King's Way Christian
     School); Series 2009, RB (LOC-U.S. Bank,
     N.A.)                                             0.28%     04/15/39             5,420          5,420,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Lutheran Church
     Extension Fund-Missouri Synod Loan Program);
     Series 2008, RB (LOC-Bank of America, N.A.)       0.25%     05/15/38             7,300          7,300,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Parker & Denver High
     Schools); Series 2006, RB (LOC-Bank of
     America, N.A.)                                    0.25%     12/01/36             2,600          2,600,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Western Christian
     Schools); Series 2009, RB (LOC-U.S. Bank,
     N.A.)                                             0.28%     07/01/39             4,875          4,875,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Bethesda Living Centers); Series 1999, RB
     (LOC-Bank of America, N.A.)                       0.28%     08/15/30             8,140          8,140,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Exempla, Inc.); Series 2009 A, RB (LOC-U.S.
     Bank, N.A.)                                       0.20%     01/01/39             6,980          6,980,000
--------------------------------------------------------------------------------------------------------------
  Columbus (City of), Ohio Regional Airport
     Authority (OASBO Expanded Asset Pooled
     Financing Program); Sr. Series 2004 A,
     Capital Funding RB (LOC-U.S. Bank, N.A.)          0.30%     03/01/34             8,725          8,725,000
--------------------------------------------------------------------------------------------------------------
  Connecticut (State of) Health & Educational
     Facilities Authority (Yale-New Haven
     Hospital, Inc.);
     Series 2008 K-1, RB (LOC-JPMorgan Chase Bank,
     N.A.)                                             0.22%     07/01/25            23,055         23,055,000
--------------------------------------------------------------------------------------------------------------
     Series 2008 L-1, RB (LOC-Bank of America,
     N.A.)                                             0.22%     07/01/36            27,030         27,030,000
--------------------------------------------------------------------------------------------------------------
  Coshocton (County of), Ohio (Coshocton County
     Memorial Hospital); Series 1999, Hospital
     Facilities RB (LOC-JPMorgan Chase Bank, N.A.)     0.27%     03/01/19             3,030          3,030,000
--------------------------------------------------------------------------------------------------------------
  Dearborn (County of), Indiana (Dearborn County
     Hospital); Series 2006, Economic Development
     RB (LOC-JPMorgan Chase Bank, N.A.)                0.32%     04/01/36             7,450          7,450,000
--------------------------------------------------------------------------------------------------------------
  DeKalb, Newton, & Gwinnett (Counties of),
     Georgia Joint Development Authority (GGC Real
     Estate Parking I, LLC); Series 2007,
     Incremental Draw RB (LOC-Wells Fargo Bank,
     N.A.)                                             0.28%     06/01/32             5,385          5,385,000
--------------------------------------------------------------------------------------------------------------
  DeKalb, Newton, & Gwinnett (Counties of),
     Georgia Joint Development Authority (GPC Real
     Estate Student Support I, LLC); Series 2007,
     Incremental Draw RB (LOC-Wells Fargo Bank,
     N.A.)                                             0.28%     06/01/35             5,475          5,475,000
--------------------------------------------------------------------------------------------------------------
  Delaware (State of) Economic Development
     Authority (Goodwill Industries of Delaware &
     Delaware County, Inc.); Series 2006, RB
     (LOC-PNC Bank, N.A.)                              0.29%     09/01/36             3,945          3,945,000
--------------------------------------------------------------------------------------------------------------
  Delaware (State of) Economic Development
     Authority (YMCA of Delaware); Series 2007, RB
     (LOC-PNC Bank, N.A.)                              0.29%     05/01/36             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  District of Columbia (Hogar Hispano, Inc.);
     Series 2005, RB (LOC-Bank of America, N.A.)       0.33%     03/01/30            15,890         15,890,000
--------------------------------------------------------------------------------------------------------------
  District of Columbia (John F. Kennedy Center for
     the Performing Arts); Series 2008, RB
     (LOC-Bank of America, N.A.)                       0.33%     10/01/29            11,230         11,230,000
--------------------------------------------------------------------------------------------------------------
  District of Columbia; Series 1998 A, Pooled Loan
     Program RB (LOC-Bank of America, N.A.)(b)         0.33%     01/01/29             9,462          9,462,000
--------------------------------------------------------------------------------------------------------------
  Douglas (County of), Nebraska Hospital Authority
     No. 2 (Children's Hospital Obligated Group);
     Series 2008 A, Ref. Health Facilities RB
     (LOC-U.S. Bank, N.A.)                             0.20%     08/15/32             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Erie (City of), Pennsylvania Higher Education
     Building Authority (Gannon University);
     Series 1998 F, RB (LOC-PNC Bank, N.A.)            0.29%     07/01/13             4,040          4,040,000
--------------------------------------------------------------------------------------------------------------
  Franklin (County of), Ohio (Doctors Ohio Health
     Corp.); Sub. Series 1998 B, Hospital
     Facilities RB (LOC-PNC Bank, N.A.)                0.29%     12/01/28             6,660          6,660,000
--------------------------------------------------------------------------------------------------------------
  Fredericksburg (City of), Virginia Economic
     Development Authority (Student Housing &
     Economic Development-Eagle Village I); Series
     2009 B, Taxable RB (LOC-Bank of America,
     N.A.)                                             0.46%     09/01/41             7,110          7,110,000
--------------------------------------------------------------------------------------------------------------
  Gillette (City of), Wyoming (Pacificorp); Series
     1988, Ref. PCR (LOC-Barclays Bank PLC)(c)         0.25%     01/01/18            21,175         21,175,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Grand Valley State University Board of Trustees,
     Michigan; Series 2008 B, Ref. General RB
     (LOC-U.S. Bank, N.A.)                             0.17%     06/01/19    $        6,000    $     6,000,000
--------------------------------------------------------------------------------------------------------------
  Hamilton (County of), Ohio (Cincinnati
     Children's Hospital Medical Center); Series
     2007 M, Hospital Facilities RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.20%     05/15/37            22,540         22,540,000
--------------------------------------------------------------------------------------------------------------
  Harris (County of), Texas Cultural Education
     Facilities Finance Corp. (Baylor College of
     Medicine); Series 2008 E, Ref. Medical
     Facilities RB (LOC-JPMorgan Chase Bank, N.A.)     0.25%     11/15/35            37,500         37,500,000
--------------------------------------------------------------------------------------------------------------
  Harris (County of), Texas Cultural Education
     Facilities Finance Corp. (Memorial Hermann
     Healthcare System); Series 2008 C, Ref.
     Hospital RB (LOC-Wells Fargo Bank, N.A.)          0.24%     06/01/24            25,000         25,000,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (James Jordan Boys & Girls Club and
     Family Life Center); Series 1995, RB
     (LOC-Bank of America N.A., JPMorgan Chase
     Bank, N.A.)(b)                                    0.32%     08/01/30             4,700          4,700,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Lyric Opera of Chicago); Series
     1994, RB (LOC-Harris N.A., JPMorgan Chase
     Bank, N.A., Northern Trust Co.)                   0.17%     12/01/28            14,800         14,800,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Sinai Community Institute, Inc.);
     Series 1997, RB (LOC-Bank of America,
     N.A.)(b)                                          0.35%     03/01/22             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Westside Health Authority); Series
     2003, RB (LOC-Bank of America, N.A.)              0.33%     12/01/29             2,610          2,610,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Field Museum of Natural History);
     Series 1998, RB (LOC-Bank of America, N.A.)       0.29%     11/01/32            11,900         11,900,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Museum of Science & Industry);
     Series 1992, RB (LOC-JPMorgan Chase Bank,
     N.A.)                                             0.32%     10/01/26            14,600         14,600,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (St. Xavier University); Series
     2002 A, RB (LOC-Bank of America, N.A.)            0.33%     10/01/32             6,450          6,450,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Commonwealth Edison Co.); Series 2008 D,
     Ref. PCR (LOC-JPMorgan Chase Bank, N.A.)          0.25%     03/01/20             7,800          7,800,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Edward
     Hospital Obligated Group); Series 2008 B-1,
     Ref. RB (LOC-JPMorgan Chase Bank, N.A.)           0.24%     02/01/40            10,000         10,000,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Elmhurst
     College); Series 2007, RB (LOC-Bank of
     America, N.A.)                                    0.33%     02/01/42            12,500         12,500,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (OSF
     Healthcare System); Series 2009 B, RB
     (LOC-PNC Bank, N.A.)                              0.27%     11/15/37             7,200          7,200,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (The
     Children's Memorial Hospital); Series 2008 C,
     RB (LOC-JPMorgan Chase Bank, N.A.)                0.24%     08/15/25            35,045         35,045,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (University of Chicago Medical Center);
     Series 2009 E-1, RB (LOC-JPMorgan Chase Bank,
     N.A.)                                             0.13%     08/01/43             8,500          8,500,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Peace Memorial Ministries); Series 2003 B,
     RB (LOC-Bank of America, N.A.)                    0.33%     08/15/33             9,155          9,155,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Rehabilitation Institute of Chicago); Series
     1997, RB (LOC-Bank of America, N.A.)              0.32%     04/01/32             5,300          5,300,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 B, RB (LOC-Bank of America, N.A.)     0.18%     08/01/20             8,000          8,000,000
--------------------------------------------------------------------------------------------------------------
     Series 1985 C, RB (LOC-JPMorgan Chase Bank,
     N.A.)                                             0.32%     08/01/15            25,950         25,950,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Riverside Health System); Series 1994, RB
     (LOC-Bank of America, N.A.)                       0.32%     11/01/19             6,200          6,200,000
--------------------------------------------------------------------------------------------------------------
  Independence (City of), Missouri Industrial
     Development Authority (The Groves & Graceland
     College Nursing Arts Center); Series 1997 A,
     IDR (LOC-Bank of America, N.A.)                   0.33%     11/01/27            13,930         13,930,000
--------------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indiana Historical Society, Inc.); Series
     1997, Educational Facilities RB (LOC-JPMorgan
     Chase Bank, N.A.)(b)                              0.32%     08/01/31            14,900         14,900,000
--------------------------------------------------------------------------------------------------------------
  Indiana (State of) Finance Authority (Community
     Health Network, Inc.); Series 2009 B,
     Hospital RB (LOC-PNC Bank, N.A.)                  0.25%     07/01/39            15,000         15,000,000
--------------------------------------------------------------------------------------------------------------
  Indiana (State of) Finance Authority (Deaconess
     Health System, Inc. Obligated Group); Series
     2009 B, Hospital RB (LOC-Bank of America,
     N.A.)                                             0.35%     03/01/39            40,000         40,000,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Indiana (State of) Finance Authority (Parkview
     Health System Obligated Group);
     Series 2009 B, Hospital RB (LOC-PNC Bank,
     N.A.)                                             0.26%     11/01/39    $       16,495    $    16,495,000
--------------------------------------------------------------------------------------------------------------
     Series 2009 C, Hospital RB (LOC-Wells Fargo
     Bank, N.A.)                                       0.25%     11/01/39            10,655         10,655,000
--------------------------------------------------------------------------------------------------------------
  Indiana (State of) Health & Educational Facility
     Financing Authority (Howard Regional Health
     System); Series 2005, Hospital RB (LOC-
     Harris N.A.)                                      0.20%     01/01/35            10,000         10,000,000
--------------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Community Hospitals);
     Series 2000 A, RB (LOC-Bank of America, N.A.)     0.33%     07/01/28             7,300          7,300,000
--------------------------------------------------------------------------------------------------------------
     Series 2000 B, RB (LOC-Bank of America, N.A.)     0.33%     07/01/28             6,075          6,075,000
--------------------------------------------------------------------------------------------------------------
  Iowa (State of) Higher Education Loan Authority
     (Luther College); Series 2008, Private
     College Facility RB (LOC-Harris N.A.)             0.28%     12/01/38             5,500          5,500,000
--------------------------------------------------------------------------------------------------------------
  Jackson (City of), Tennessee Energy Authority;
     Series 2009, Ref. Water System RB (LOC-U.S.
     Bank, N.A.)                                       0.23%     12/01/23             3,600          3,600,000
--------------------------------------------------------------------------------------------------------------
  Lancaster (County of), Nebraska Hospital
     Authority No. 1 (BryanLGH Medical Center);
     Series 2008 B-1, Ref. RB (LOC-U.S. Bank,
     N.A.)                                             0.20%     06/01/31            14,615         14,615,000
--------------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (CHRISTUS Health Obligated Group); Series
     2009 B-3, Ref. RB (LOC-Bank of New York
     Mellon)                                           0.20%     07/01/47             3,000          3,000,000
--------------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (Dynamic Fuels, LLC); Series 2008, RB
     (LOC-JPMorgan Chase Bank, N.A.)                   0.12%     10/01/33            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
  Louisiana (State of); Series 2009 A-1, Gasoline
     & Fuels Tax Second Lien RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.20%     05/01/43            40,000         40,000,000
--------------------------------------------------------------------------------------------------------------
  Louisiana State University & Agricultural &
     Mechanical College Board of Supervisors;
     Series 2002, Auxiliary RB (LOC-BNP
     Paribas)(c)                                       0.25%     07/01/32            10,590         10,590,000
--------------------------------------------------------------------------------------------------------------
  Luzerne (County of), Pennsylvania; Series 2004,
     GO (LOC-PNC Bank, N.A.)                           0.29%     11/01/14             6,385          6,385,000
--------------------------------------------------------------------------------------------------------------
  Lyndhurst (City of), Ohio (Hawken School);
     Series 2002, Economic Development RB (LOC-PNC
     Bank, N.A.)                                       0.29%     05/01/27             4,695          4,695,000
--------------------------------------------------------------------------------------------------------------
  Manatee (County of), Florida (St. Stephen's
     Upper School); Series 2000, RB (LOC-Bank of
     America, N.A.)                                    0.33%     11/01/25             4,600          4,600,000
--------------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Odenton Christian
     School); Series 2008, RB (LOC-PNC Bank, N.A.)     0.28%     07/01/33             3,590          3,590,000
--------------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (University of Maryland
     Medical System);
     Series 2007 A, RB (LOC-Wells Fargo Bank,
     N.A.)                                             0.22%     07/01/34             9,885          9,885,000
--------------------------------------------------------------------------------------------------------------
     Series 2007 B, RB (LOC-Bank of America, N.A.)     0.30%     07/01/34            20,795         20,795,000
--------------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Villa Julie College);
     Series 2005, RB (LOC-Bank of America, N.A.)       0.30%     07/01/30            55,865         55,865,000
--------------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority; Series 1994 D, Pooled
     Loan Program RB (LOC-Bank of America,
     N.A.)(b)                                          0.30%     01/01/29            40,790         40,790,000
--------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Abby Kelley Foster Charter Public
     School); Series 2008, RB (LOC-TD Bank, N.A.)      0.27%     09/01/38             4,900          4,900,000
--------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Brandon Residential Treatment Center,
     Inc.); Series 2003, RB (LOC-TD Bank, N.A.)        0.27%     04/01/28             5,895          5,895,000
--------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Dana-Farber Cancer
     Institute); Series 2008 L-1, RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.22%     12/01/46            26,800         26,800,000
--------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Housing Finance Agency
     (Avalon at Crane Brook); Series 2006 A,
     Taxable RB (LOC-JPMorgan Chase Bank, N.A.)        0.32%     04/01/36            21,010         21,010,000
--------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Housing Finance Agency;
     Series 2009 B, Taxable Bonds (LOC-Bank of
     America, N.A.)                                    0.46%     01/01/44            10,008         10,008,000
--------------------------------------------------------------------------------------------------------------
  Michigan (State of) Higher Education Facilities
     Authority (Calvin College); Series 2007 A,
     Ref. Limited Obligation RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.23%     09/01/37             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (McLaren Health Care Corp.);
     Series 2008 B-2, Ref. RB (LOC-JPMorgan Chase
     Bank, N.A.)                                       0.24%     10/15/30            16,550         16,550,000
--------------------------------------------------------------------------------------------------------------
     Series 2008 B-3, Ref. RB (LOC-JPMorgan Chase
     Bank, N.A.)                                       0.24%     10/15/38            26,400         26,400,000
--------------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (The Roper
     School); Series 2002, Limited Obligation RB
     (LOC-Bank of America, N.A.)(b)                    0.33%     05/01/32             3,195          3,195,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Minneapolis (City of), Minnesota (Fairview
     Health Services); Series 2008 C, Health Care
     System RB (LOC-Wells Fargo Bank, N.A.)            0.20%     11/15/47    $       26,075    $    26,075,000
--------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Petal Gas Storage, LLC); Series 2007, Gulf
     Opportunity Zone IDR (LOC-Deutsche Bank
     AG)(c)                                            0.28%     08/01/34             9,500          9,500,000
--------------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Lutheran Church
     Extension Fund-Missouri Synod Loan Program);
     Series 2004 A, RB (LOC-Bank of America, N.A.)     0.25%     07/01/29             7,645          7,645,000
--------------------------------------------------------------------------------------------------------------
  Monroe (County of), New York Industrial
     Development Agency (Margaret Woodbury Strong
     Museum); Series 2005, Civic Facility IDR
     (LOC-JPMorgan Chase Bank, N.A.)                   0.20%     04/01/35            16,750         16,750,000
--------------------------------------------------------------------------------------------------------------
  Montgomery (County of), Ohio (The Dayton Art
     Institute); Series 1996, Economic Development
     RB (LOC-U.S. Bank, N.A.)                          0.29%     05/01/26             4,300          4,300,000
--------------------------------------------------------------------------------------------------------------
  Montgomery (County of), Pennsylvania Industrial
     Development Authority (Archdiocese of
     Philadelphia); Series 2008 A, IDR (LOC-PNC
     Bank, N.A.)                                       0.25%     11/01/38            13,500         13,500,000
--------------------------------------------------------------------------------------------------------------
  Moon (Township of), Pennsylvania Industrial
     Development Authority (Providence Point);
     Series 2007, First Mortgage IDR (LOC-Lloyds
     TSB Bank PLC)(c)                                  0.30%     07/01/38            67,780         67,780,001
--------------------------------------------------------------------------------------------------------------
  Moon (Township of), Pennsylvania Industrial
     Development Authority (YMCA of Greater
     Pittsburgh); Series 2005, Community
     Facilities IDR (LOC-PNC Bank, N.A.)               0.29%     06/01/25             3,820          3,820,000
--------------------------------------------------------------------------------------------------------------
  Morton Grove (Village of), Illinois (Illinois
     Holocaust Museum & Educational Center);
     Series 2006, Cultural Facility RB (LOC-Bank
     of America, N.A.)                                 0.30%     12/01/41             4,250          4,250,000
--------------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Exeter Hospital
     Obligated Group); Series 2003, Healthcare RB
     (LOC-Bank of America, N.A.)                       0.30%     10/01/33            15,835         15,835,000
--------------------------------------------------------------------------------------------------------------
  New Jersey (State of) Economic Development
     Authority (Job Haines Home for Aged People);
     Series 1998, RB (LOC-PNC Bank, N.A.)              0.28%     02/01/28             1,000          1,000,000
--------------------------------------------------------------------------------------------------------------
  New York (State of) Dormitory Authority (St.
     John's University); Series 2008 A, RB
     (LOC-JPMorgan Chase Bank, N.A.)                   0.15%     07/01/30            34,525         34,525,000
--------------------------------------------------------------------------------------------------------------
  Newport (City of), Kentucky (Kentucky League of
     Cities Funding Trust); Series 2002, Lease
     Program RB (LOC-U.S. Bank, N.A.)                  0.19%     04/01/32            12,900         12,900,000
--------------------------------------------------------------------------------------------------------------
  Norfolk (City of), Virginia Redevelopment &
     Housing Authority (E2F Student Housing I,
     LLC); Series 2005, RB (LOC-Bank of America,
     N.A.)                                             0.33%     07/01/34             6,625          6,625,000
--------------------------------------------------------------------------------------------------------------
  Norfolk (City of), Virginia Redevelopment &
     Housing Authority (Norfolk Housing, LLC-The
     District at ODU); Series 2009, Taxable RB
     (LOC-Bank of America, N.A.)                       0.46%     09/01/39            22,905         22,905,000
--------------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Agency (St. Mary's School); Series 2006, RB
     (LOC-Wells Fargo Bank, N.A.)                      0.33%     09/01/27            17,455         17,455,000
--------------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Elon College); Series 1997,
     RB (LOC-Bank of America, N.A.)                    0.35%     01/01/19             8,840          8,840,000
--------------------------------------------------------------------------------------------------------------
  Northeastern Pennsylvania (Region of) Hospital &
     Education Authority (Commonwealth Medical
     College); Series 2009, RB (LOC-PNC Bank,
     N.A.)                                             0.25%     09/01/34            11,425         11,425,000
--------------------------------------------------------------------------------------------------------------
  Ohio (State of) (Ohio Dominican University);
     Series 2007, Higher Educational Facility RB
     (LOC-JPMorgan Chase Bank, N.A.)                   0.28%     12/01/37             5,330          5,330,000
--------------------------------------------------------------------------------------------------------------
  Palm Beach (County of), Florida (The Raymond F.
     Kravis Center for the Performing Arts, Inc.);
     Series 2002, RB (LOC-Northern Trust Co.)          0.28%     07/01/32             2,700          2,700,000
--------------------------------------------------------------------------------------------------------------
  Palm Beach (County of), Florida Housing Finance
     Authority (Emerald Bay Club Apartments);
     Series 2004, Ref. MFH RB (LOC-Wells Fargo
     Bank, N.A.)                                       0.28%     06/01/30             5,500          5,500,000
--------------------------------------------------------------------------------------------------------------
  Parma (City of), Ohio (The Parma Community
     General Hospital Association); Series 2006 A,
     RB (LOC-JPMorgan Chase Bank, N.A.)                0.29%     11/01/29             4,445          4,445,000
--------------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Springside School);
     Series 2000 J-4, RB (LOC-PNC Bank, N.A.)          0.29%     11/01/30             4,900          4,900,000
--------------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Messiah
     College); Series 2001 I-4, RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.27%     11/01/31            10,445         10,445,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Washington &
     Jefferson College); Series 1999 E-5, RB
     (LOC-PNC Bank, N.A.)                              0.29%     11/01/29    $        6,300    $     6,300,000
--------------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Turnpike Commission;
     Series 2008 B-1, Turnpike Multi-modal RB
     (LOC-Bank of America, N.A.)                       0.30%     12/01/38            10,400         10,400,000
--------------------------------------------------------------------------------------------------------------
  Portland (Port of), Oregon (Portland Bulk
     Terminals, LLC); Series 2006, Ref. Special
     Obligation RB (LOC-Canadian Imperial Bank of
     Commerce)(c)(g)                                   0.35%     03/01/36            11,000         11,000,000
--------------------------------------------------------------------------------------------------------------
  Prince Georges (County of), Maryland (Collington
     Episcopal Life Care Community, Inc.); Series
     2006 B, Ref. RB (LOC-Bank of America, N.A.)       0.28%     04/01/28            23,310         23,310,000
--------------------------------------------------------------------------------------------------------------
  R.G. Ray Corp.; Series 2000, Taxable RB
     (LOC-Bank of America, N.A.)                       0.45%     01/01/15             1,885          1,885,000
--------------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (Care New England Health
     System); Series 2008 A, Health Financing RB
     (LOC-JPMorgan Chase Bank, N.A.)                   0.23%     09/01/32            21,945         21,945,000
--------------------------------------------------------------------------------------------------------------
  Richland (City of), Washington; Series 1996,
     Golf Enterprise RB (LOC-Bank of America,
     N.A.)                                             0.32%     12/01/21             2,300          2,300,000
--------------------------------------------------------------------------------------------------------------
  Richland (County of), Ohio (Wesleyan Senior
     Living Obligated Group); Series 2004 A, Ref.
     Health Care Facilities RB (LOC-JPMorgan Chase
     Bank, N.A.)                                       0.28%     11/01/27            15,975         15,975,000
--------------------------------------------------------------------------------------------------------------
  Sarasota (County of), Florida (The Glenridge on
     Palmer Ranch, Inc.); Series 2006, Ref.
     Continuing Care Retirement Community RB
     (LOC-Lloyds TSB Bank PLC)(c)                      0.28%     06/01/36            10,300         10,300,000
--------------------------------------------------------------------------------------------------------------
  Shelby (County of), Tennessee Health,
     Educational & Housing Facility Board
     (Trezevant Manor); Series 2007 A, RB
     (LOC-Bank of America, N.A.)                       0.29%     09/01/39             7,225          7,225,000
--------------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (John Ancrum Society
     for Prevention of Cruelty to Animals); Series
     2007, RB (LOC-Bank of America, N.A.)              0.33%     08/01/27             4,100          4,100,000
--------------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Sisters of Charity
     Providence Hospitals); Series 2002, RB
     (LOC-Wells Fargo Bank, N.A.)                      0.29%     11/01/32            36,360         36,360,000
--------------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (YMCA of Columbia, SC);
     Series 2006, RB (LOC-Bank of America, N.A.)       0.33%     10/01/28             4,380          4,380,000
--------------------------------------------------------------------------------------------------------------
  South Dakota (State of) Health & Educational
     Facilities Authority (Regional Health, Inc.);
     Series 2008, RB (LOC-U.S. Bank, N.A.)             0.20%     09/01/27             8,500          8,500,000
--------------------------------------------------------------------------------------------------------------
  St. Charles (County of), Missouri Public Water
     Supply District No. 2; Series 2005 A, COP
     (LOC-Bank of America, N.A.)                       0.33%     12/01/33            11,820         11,820,000
--------------------------------------------------------------------------------------------------------------
  St. Jean Industries, Inc.; Series 2006, Taxable
     Notes (LOC-General Electric Capital Corp.)(b)     1.10%     10/01/21             8,400          8,400,000
--------------------------------------------------------------------------------------------------------------
  Tarrant (County of), Texas Cultural Education
     Facilities Finance Corp. (CHRISTUS Health);
     Series 2008 C-4, Ref. RB (LOC-Bank of
     America, N.A.)                                    0.32%     07/01/47            20,345         20,345,000
--------------------------------------------------------------------------------------------------------------
  Troy (City of), New York Industrial Development
     Authority (Rensselaer Polytechnic Institute);
     Series 2002 B, Civic Facility IDR
     (LOC-JPMorgan Chase Bank, N.A.)                   0.22%     09/01/42            34,100         34,100,000
--------------------------------------------------------------------------------------------------------------
  University of Virginia Real Estate Foundation;
     Series 2001, Taxable Bonds (LOC-Wells Fargo
     Bank, N.A.)(b)                                    0.40%     07/01/26            41,060         41,060,000
--------------------------------------------------------------------------------------------------------------
  Virginia (State of) Small Business Financing
     Authority (Hampton Roads Proton Beam Therapy
     Institute at Hampton University, LLC); Series
     2008 A, RB (LOC-PNC Bank, N.A.)                   0.29%     12/01/38            16,250         16,250,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Economic Development
     Finance Authority (Benaroya Research
     Institute at Virginia Mason); Series 2006 C,
     Ref. RB (LOC-Bank of America, N.A.)               0.28%     06/01/29             7,550          7,550,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (National Healthcare, Research &
     Education Finance Corp.); Series 2000, Lease
     RB (LOC-BNP Paribas)(c)                           0.27%     01/01/32            13,000         13,000,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Swedish Health Services); Series
     2009 C, RB (LOC-U.S. Bank, N.A.)                  0.20%     11/15/39            33,000         33,000,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Nikkei Concerns); Series 1994, Non-profit RB
     (LOC-U.S. Bank, N.A.)                             0.27%     10/01/19             3,630          3,630,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (The Bush School); Series 2006, Non-profit RB
     (LOC-Bank of America, N.A.)                       0.30%     04/01/34            20,370         20,370,000
--------------------------------------------------------------------------------------------------------------
  Westmoreland (County of), Pennsylvania
     Industrial Development Authority (Greensburg
     Thermal, LLC); Series 2005 A, Ref. IDR
     (LOC-PNC Bank, N.A.)                              0.29%     12/01/24             3,715          3,715,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Williamstown (City of), Kentucky (Kentucky
     League of Cities Funding Trust);
     Series 2008 A, Lease Program RB (LOC-U.S.
     Bank, N.A.)                                       0.19%     07/01/38    $        3,600    $     3,600,000
--------------------------------------------------------------------------------------------------------------
     Series 2008 B, Lease Program RB (LOC-U.S.
     Bank, N.A.)                                       0.19%     12/01/38             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Benevolent Corp. Cedar
     Community); Series 2007, RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.32%     06/01/37             6,900          6,900,000
--------------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Goodwill Industries of
     Southeastern Wisconsin, Inc.); Series 2009,
     RB (LOC-U.S. Bank, N.A.)                          0.28%     06/01/39             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Meriter Hospital,
     Inc.); Series 2008 A, RB (LOC-U.S. Bank,
     N.A.)                                             0.18%     12/01/24             5,600          5,600,000
--------------------------------------------------------------------------------------------------------------
  Yavapai (County of), Arizona Industrial
     Development Authority (Northern Arizona
     Healthcare System); Series 2008 B, Hospital
     Facilities IDR (LOC-Banco Bilbao Vizcaya
     Argentaria, S.A.)(c)                              0.26%     12/01/39             3,000          3,000,000
==============================================================================================================
                                                                                                 1,920,055,001
==============================================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-0.51%

  Allegheny (County of), Pennsylvania Hospital
     Development Authority (UPMC Senior
     Communities, Inc.); Series 2003, RB
     (CEP-Federal National Mortgage Association)       0.28%     07/15/28             2,825          2,825,000
--------------------------------------------------------------------------------------------------------------
  Arlington (County of), Virginia Industrial
     Development Authority (Woodbury Park
     Apartments); Series 2005 A, Ref. MFH IDR
     (CEP-Federal Home Loan Mortgage Corp.)            0.28%     03/01/35            13,185         13,185,000
--------------------------------------------------------------------------------------------------------------
  Cobb (County of), Georgia Housing Authority
     (Post Apartment Homes, L.P.); Series 1995,
     MFH RB (CEP-Federal National Mortgage
     Association)                                      0.28%     06/01/25             7,625          7,625,000
--------------------------------------------------------------------------------------------------------------
  DeKalb (County of), Georgia Housing Authority
     (Clairmont Crest); Series 1995, Ref. MFH RB
     (CEP-Federal National Mortgage Association)       0.25%     06/15/25             7,840          7,840,000
--------------------------------------------------------------------------------------------------------------
  Delaware (County of), Pennsylvania Industrial
     Development Authority (Resource Recovery
     Facility); Series 1997 G, Ref. IDR
     (CEP-General Electric Capital Corp.)              0.26%     12/01/31            30,605         30,605,000
--------------------------------------------------------------------------------------------------------------
  Duval (County of), Florida Housing Finance
     Authority (The Glades Apartments); Series
     2002, Ref. MFH Mortgage RB (CEP-Federal Home
     Loan Mortgage Corp.)                              0.28%     10/01/32             4,275          4,275,000
--------------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Tuscany Pointe Apartments); Series 2005 D,
     Ref. MFH Mortgage RB (CEP-Federal National
     Mortgage Association)                             0.28%     11/15/35            10,990         10,990,000
--------------------------------------------------------------------------------------------------------------
  Indianapolis (City of), Indiana (Capital Place
     Apartments, Covington Square Apartments & The
     Woods at Oak Crossing); Series 2008, MFH RB
     (CEP-Federal National Mortgage Association)       0.25%     05/15/38            16,000         16,000,000
--------------------------------------------------------------------------------------------------------------
  Jackson (County of), Mississippi (Chevron U.S.A.
     Inc.);
     Series 1992, Ref. PCR                             0.12%     12/01/16            16,900         16,900,000
--------------------------------------------------------------------------------------------------------------
     Series 1993, Ref. Port Facility RB                0.12%     06/01/23            18,135         18,135,000
--------------------------------------------------------------------------------------------------------------
  Kansas (State of) Development Finance Authority
     (Oak Ridge Park Phase I Apartments); Series
     2009 D, Ref. MFH RB (CEP-Federal Home Loan
     Mortgage Corp.)(g)                                0.40%     04/01/44             2,690          2,690,000
--------------------------------------------------------------------------------------------------------------
  Montgomery (County of), Pennsylvania
     Redevelopment Authority (Forge Gate
     Apartments); Series 2001 A, MFH RB
     (CEP-Federal National Mortgage Association)       0.25%     08/15/31             2,425          2,425,000
--------------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of),
     Tennessee Metropolitan Government Industrial
     Development Board (Summit Apartments); Series
     2006, Ref. IDR (CEP-Federal National Mortgage
     Association)                                      0.28%     07/15/36             6,825          6,825,000
--------------------------------------------------------------------------------------------------------------
  New York (City of) Housing Development Corp.
     (155 West 21st Street Development); Series
     2007 B, Taxable MFH Rental RB (CEP-Federal
     National Mortgage Association)                    0.27%     11/15/37             1,250          1,250,000
--------------------------------------------------------------------------------------------------------------
  Phoenix (City of), Arizona Industrial
     Development Authority (Del Mar Terrace
     Apartments); Series 1999 A, Ref. MFH IDR
     (CEP-Federal Home Loan Mortgage Corp.)            0.25%     10/01/29             9,800          9,800,000
--------------------------------------------------------------------------------------------------------------
  Smyrna (City of), Georgia Housing Authority (The
     Gardens of Post Village); Series 1996, MFH RB
     (CEP-Federal National Mortgage Association)       0.28%     06/01/25             2,800          2,800,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Lake City Senior Apartments); Series 2009,
     Ref. MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)                                            0.28%     07/01/44             4,000          4,000,000
==============================================================================================================
                                                                                                   158,170,000
==============================================================================================================
     Total Variable Rate Demand Notes (Cost
       $2,078,225,001)                                                                           2,078,225,001
==============================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------

MEDIUM-TERM NOTES-3.99%

  BBVA U.S. Senior S.A. Unipersonal, Sr. Unsec.
     Gtd. Unsub. Floating Rate MTN(b)(c)(e)            0.69%     03/12/10    $       64,000    $    64,028,672
--------------------------------------------------------------------------------------------------------------
  BP Capital Markets PLC, Sr. Unsec. Gtd. Unsub.
     Global Notes(c)                                   4.88%     03/15/10            33,350         34,160,814
--------------------------------------------------------------------------------------------------------------
  General Electric Capital Corp.-Series A, Sr.
     Unsec. Floating Rate Global MTN(e)                0.75%     12/15/09           100,000        100,052,904
--------------------------------------------------------------------------------------------------------------
  ING Bank N.V., Sr. Unsec. Floating Rate
     MTN(b)(c)(e)                                      0.92%     09/16/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  JPMorgan Chase & Co., Sr. Unsec. Floating Rate
     MTN(e)                                            0.79%     10/02/09            70,000         70,031,620
--------------------------------------------------------------------------------------------------------------
  Procter & Gamble International Funding S.C.A.,
     Sr. Unsec. Gtd. Floating Rate MTN(e)              0.71%     02/08/10            80,000         80,000,000
--------------------------------------------------------------------------------------------------------------
  Rabobank Nederland,
     Sr. Unsec. Putable Floating Rate Global
     MTN(b)(c)(e)                                      0.26%     10/07/09           150,000        150,000,000
--------------------------------------------------------------------------------------------------------------
     Floating Rate MTN(b)(c)(e)                        0.44%     08/16/14            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
     Floating Rate MTN(b)(c)(e)                        0.83%     05/19/10           104,700        104,914,572
--------------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A., Sr. Unsec. Floating Rate
     MTN(e)                                            0.78%     09/08/09           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp., Floating Rate
     MTN(b)(c)(e)                                      0.77%     10/09/09           246,000        246,142,188
==============================================================================================================
     Total Medium-Term Notes (Cost $1,249,330,770)                                               1,249,330,770
==============================================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-1.53%

FEDERAL HOME LOAN BANK (FHLB)-0.89%

  Unsec. Floating Rate Bonds(e)                        0.38%     05/12/10           130,000        130,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(e)                        0.30%     05/21/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(e)                        0.34%     06/01/10            50,000         50,000,000
==============================================================================================================
                                                                                                   280,000,000
==============================================================================================================


FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-0.64%

  Unsec. Floating Rate Global Notes(e)                 0.41%     07/12/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Series 2, Unsec. Floating Rate MTN(e)                0.51%     01/08/10           100,000        100,000,000
==============================================================================================================
                                                                                                   200,000,000
==============================================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $480,000,000)                                                              480,000,000
==============================================================================================================



TIME DEPOSITS-0.86%

  BNP Paribas (Cayman Islands)(c)                      0.15%     09/01/09           130,000        130,000,000
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank AG (Cayman Islands)(c)                 0.13%     09/01/09           138,491        138,490,809
==============================================================================================================
     Total Time Deposits (Cost $268,490,809)                                                       268,490,809
==============================================================================================================



FUNDING AGREEMENTS-0.32%

  MetLife Insurance Co. of Connecticut, Floating
     Rate (Acquired 08/27/07; Cost
     $100,000,000)(b)(e)                               0.83%     09/25/09           100,000        100,000,000
==============================================================================================================



MASTER NOTE AGREEMENTS-0.32%(H)

  Goldman Sachs Lending Partners LLC (Acquired
     08/13/09; Cost $100,000,000)(b)                   0.42%     10/09/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-93.64% (Cost $29,314,843,912)                                                     29,314,843,912
==============================================================================================================


                                                                               REPURCHASE
                                                                                 AMOUNT


REPURCHASE AGREEMENTS-8.20%(i)

  Banc of America Securities LLC, Joint agreement
     dated 08/31/09 aggregate maturing value
     $250,002,083 (collateralized by U.S.
     Government sponsored agency and Corporate
     obligations valued at $262,500,000; 0%-5.94%,
     09/01/12-09/20/56)                                0.30%     09/01/09         5,176,395          5,176,352
--------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/31/09 aggregate maturing value
     $2,401,558,810 (collateralized by a U.S.
     Treasury obligation valued at $2,449,575,065;
     2.38%, 08/31/14)                                  0.22%     09/01/09     1,278,516,613      1,278,508,800
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                     INTEREST    MATURITY      REPURCHASE
                                                       RATE        DATE          AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  HSBC Securities (USA) Inc., Joint agreement
     dated 08/31/09 aggregate maturing value
     $1,250,007,639 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,275,000,040; 0%-10.70%,
     10/09/09-07/15/32)                                0.22%     09/01/09    $  613,916,910    $   613,913,158
--------------------------------------------------------------------------------------------------------------
  JPMorgan Securities Inc., Agreement dated
     08/31/09 maturing value $250,001,458
     (collateralized by U.S. Government sponsored
     agency obligations valued at $255,000,273;
     0%, 01/15/10-10/15/29)                            0.21%     09/01/09       250,001,458        250,000,000
--------------------------------------------------------------------------------------------------------------
  RBC Capital Markets Corp., Joint agreement dated
     08/31/09 aggregate maturing value
     $200,001,278 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $204,000,001; 4.50%-6.00%,
     09/01/33-08/15/39)                                0.23%     09/01/09       148,021,792        148,020,846
--------------------------------------------------------------------------------------------------------------
  UBS Securities LLC, Agreement dated 08/31/09
     maturing value $250,001,528 (collateralized
     by U.S. Government sponsored agency
     obligations valued at $255,000,162; 5.00%-
     6.00%, 04/01/23-04/01/39)                         0.22%     09/01/09       250,001,528        250,000,000
--------------------------------------------------------------------------------------------------------------
  Wells Fargo Securities LLC, Joint agreement
     dated 08/31/09 aggregate maturing value
     $400,004,000 (collateralized by U.S.
     Government sponsored agency and Corporate
     obligations valued at $420,000,000; 0%-
     10.75%, 04/23/10-06/10/46)                        0.36%     09/01/09        21,910,144         21,909,925
==============================================================================================================
     Total Repurchase Agreements (Cost
       $2,567,529,081)                                                                           2,567,529,081
==============================================================================================================
TOTAL INVESTMENTS(j)(k)-101.84% (Cost
  $31,882,372,993)                                                                              31,882,372,993
==============================================================================================================
OTHER ASSETS LESS LIABILITIES-(1.84)%                                                             (575,701,868)
==============================================================================================================
NET ASSETS-100.00%                                                                             $31,306,671,125
______________________________________________________________________________________________________________
==============================================================================================================




Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
Ctfs.   - Certificates
GO      - General Obligation Bonds
Gtd.    - Guaranteed
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MFH     - Multi-Family Housing
MTN     - Medium-Term Notes
PCR     - Pollution Control Revenue Bonds
RB      - Revenue Bonds
Ref     - Refunding
RN      - Revenue Notes
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated


Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2009 was $13,006,834,802, which represented 41.55% of the Fund's Net Assets.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 12.00%; Netherlands: 7.80%; other countries less than 5% each: 19.15%.
(d) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(f) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(g)   Security subject to the alternative minimum tax.
(h) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(i)   Principal amount equals value at period end. See Note 1K.
(j)   Also represents cost for federal income tax purposes.
(k) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

     ENTITIES                                                                           PERCENTAGE
     ---------------------------------------------------------------------------------------------
     Societe Generale                                                                       5.0%
     _____________________________________________________________________________________________
     =============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

STIC PRIME PORTFOLIO



                                                                               PRINCIPAL
                                                     INTEREST    MATURITY       AMOUNT
                                                       RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-79.10%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-7.65%

  Amstel Funding Corp.(b)(c)                           1.85%     10/16/09    $     95,000    $   94,780,312
-----------------------------------------------------------------------------------------------------------
  Edison Asset Securitization, LLC(b)                  0.26%     09/25/09         146,795       146,769,556
-----------------------------------------------------------------------------------------------------------
  Edison Asset Securitization, LLC(b)                  0.28%     09/22/09         100,000        99,983,667
===========================================================================================================
                                                                                                341,533,535
===========================================================================================================


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-17.09%

  Barton Capital LLC(b)                                0.28%     09/02/09         100,000        99,999,222
-----------------------------------------------------------------------------------------------------------
  Barton Capital LLC(b)                                0.28%     09/15/09          80,062        80,053,282
-----------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                             0.18%     09/01/09          95,012        95,012,000
-----------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                             0.22%     09/11/09          40,008        40,005,555
-----------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                             0.28%     09/17/09          50,996        50,989,654
-----------------------------------------------------------------------------------------------------------
  Park Avenue Receivables Co., LLC(b)                  0.27%     09/14/09          99,300        99,290,318
-----------------------------------------------------------------------------------------------------------
  Ranger Funding Co. LLC(b)                            0.25%     09/15/09          25,000        24,997,570
-----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.24%     09/25/09          65,000        64,989,600
-----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.25%     10/15/09         100,000        99,969,445
-----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.26%     10/16/09          50,000        49,983,750
-----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                          0.23%     09/02/09          58,027        58,026,629
===========================================================================================================
                                                                                                763,317,025
===========================================================================================================


ASSET-BACKED SECURITIES-FULLY BACKED-5.04%

  Straight-A Funding LLC
     -Series 1, (CEP-Federal Financing Bank)(b)        0.24%     10/13/09         120,000       119,966,400
-----------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.25%     10/09/09          60,000        59,984,167
-----------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.28%     09/18/09          45,041        45,035,044
===========================================================================================================
                                                                                                224,985,611
===========================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-15.84%

  Concord Minutemen Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.50%     10/23/09          24,000        23,982,667
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.50%     10/27/09         195,000       194,848,333
-----------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.47%     10/19/09          25,000        24,984,333
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.60%     09/03/09         100,000        99,996,666
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.60%     09/18/09         100,000        99,971,667
-----------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(b)             0.60%     09/10/09          50,000        49,992,500
-----------------------------------------------------------------------------------------------------------
  Liberty Street Funding LLC (CEP-Bank of Nova
     Scotia)(b)(c)                                     0.23%     09/14/09          33,909        33,906,184
-----------------------------------------------------------------------------------------------------------
  LMA-Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                       0.27%     10/13/09          30,000        29,990,550
-----------------------------------------------------------------------------------------------------------
  Matchpoint Master Trust-Series A, (CEP-BNP
     Paribas)(b)(c)                                    0.24%     09/16/09         100,000        99,990,000
-----------------------------------------------------------------------------------------------------------
  Ticonderoga Funding LLC (CEP-Bank of America,
     N.A.)(b)                                          0.24%     09/11/09          50,000        49,996,667
===========================================================================================================
                                                                                                707,659,567
===========================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-18.99%

  Atlantic Asset Securitization LLC(b)                 0.26%     10/06/09         100,000        99,974,722
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                               PRINCIPAL
                                                     INTEREST    MATURITY       AMOUNT
                                                       RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  Chariot Funding, LLC/Ltd.(b)                         0.23%     09/10/09    $     61,000    $   60,996,492
-----------------------------------------------------------------------------------------------------------
  Enterprise Funding Co. LLC(b)                        0.24%     09/10/09         100,000        99,994,000
-----------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(b)                 0.23%     09/04/09          75,000        74,998,563
-----------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(b)                 0.23%     09/08/09          35,010        35,008,434
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                  0.21%     09/08/09         155,006       154,999,671
-----------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.24%     10/22/09          51,000        50,982,660
-----------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.25%     10/09/09          50,000        49,986,806
-----------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                       0.25%     09/09/09          59,250        59,246,708
-----------------------------------------------------------------------------------------------------------
  Regency Markets No. 1, LLC(b)(c)                     0.20%     09/04/09          42,600        42,599,290
-----------------------------------------------------------------------------------------------------------
  Yorktown Capital LLC(b)                              0.27%     10/09/09         119,218       119,184,023
===========================================================================================================
                                                                                                847,971,369
===========================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-2.54%

  Aspen Funding Corp.(b)                               0.22%     09/01/09          75,000        75,000,000
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.25%     09/16/09          23,350        23,347,568
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.30%     10/26/09          15,129        15,122,066
===========================================================================================================
                                                                                                113,469,634
===========================================================================================================


ASSET-BACKED SECURITIES-TRADE RECEIVABLES-3.67%

  Market Street Funding LLC(b)                         0.24%     09/09/09          99,141        99,135,713
-----------------------------------------------------------------------------------------------------------
  Market Street Funding LLC(b)                         0.26%     10/14/09          64,683        64,662,912
===========================================================================================================
                                                                                                163,798,625
===========================================================================================================


CONSUMER FINANCE-2.24%

  Toyota Motor Credit Corp.                            0.23%     09/04/09         100,000        99,998,083
===========================================================================================================


DIVERSIFIED BANKS-3.36%

  ING (US) Funding LLC(c)                              0.22%     09/17/09         150,000       149,985,666
===========================================================================================================


INDUSTRIAL CONGLOMERATES-1.34%

  General Electric Co.                                 0.24%     09/22/09          60,000        59,991,600
===========================================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-1.34%

  General Electric Capital Services Inc.               0.22%     09/18/09          60,000        59,993,767
===========================================================================================================
     Total Commercial Paper (Cost $3,532,704,482)                                             3,532,704,482
===========================================================================================================



CERTIFICATE OF DEPOSIT-5.60%

  Chase Bank USA, N.A. (Cost $250,000,000)             0.22%     09/10/09         250,000       250,000,000
===========================================================================================================



MASTER NOTE AGREEMENT-4.48%(D)

  Goldman Sachs Lending Partners LLC (Acquired
     08/13/09; Cost $200,000,000)(b)                   0.42%     10/09/09         200,000       200,000,000
===========================================================================================================



BANK NOTES-3.58%

DIVERSIFIED BANKS-3.58%

  Bank of America, N.A. (Cost $160,000,000)            0.27%     09/03/09         160,000       160,000,000
===========================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-92.76% (Cost $4,142,704,482)                                                    4,142,704,482
===========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                     INTEREST    MATURITY     REPURCHASE
                                                       RATE        DATE         AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-7.26%(e)

  BNP Paribas, Joint agreement dated 08/31/09,
     aggregate maturing value $350,003,694
     (collateralized by U.S. Government sponsored
     agency and Corporate obligations valued at
     $361,954,137; 0%-8.72%, 05/18/12-02/25/47)(c)     0.38%     09/01/09    $123,001,298    $  123,000,000
-----------------------------------------------------------------------------------------------------------
  Wells Fargo Securities LLC, Joint agreement
     dated 08/31/09, aggregate maturing value
     $400,004,000 (collateralized by U.S.
     Government sponsored agency and Corporate
     obligations valued at $420,000,000; 0%-
     10.75%, 04/23/10-06/10/46)                        0.36%     09/01/09     201,092,086       201,090,075
===========================================================================================================
     Total Repurchase Agreements (Cost
       $324,090,075)                                                                            324,090,075
===========================================================================================================
TOTAL INVESTMENTS(f)(g)-100.02% (Cost
  $4,466,794,557)                                                                             4,466,794,557
===========================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.02)%                                                              (834,929)
===========================================================================================================
NET ASSETS-100.00%                                                                           $4,465,959,628
___________________________________________________________________________________________________________
===========================================================================================================




Investment Abbreviations:

CEP  - Credit Enhancement Provider


Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2009 was $3,362,735,366, which represented 75.30% of the Fund's Net Assets.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 6.81%; France: 5.67%; other countries less than 5% each: 2.57%.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(e)   Principal amount equals value at period end. See Note 1K.
(f)   Also represents cost for federal income tax purposes.
(g) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

     ENTITIES                                                                           PERCENTAGE
     ---------------------------------------------------------------------------------------------
     JPMorgan Chase Bank, N.A.                                                              5.6%
     ---------------------------------------------------------------------------------------------
     Edison Asset Securitization, LLC                                                       5.5
     ---------------------------------------------------------------------------------------------
     Crown Point Capital Co., LLC                                                           5.0
     ---------------------------------------------------------------------------------------------
     Straight-A Funding, LLC                                                                5.0
     _____________________________________________________________________________________________
     =============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

TREASURY PORTFOLIO



                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-46.92%(A)

  U.S. Treasury Bills                                  0.31%     09/03/09    $      326,000    $   325,994,295
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.34%     09/10/09           150,000        149,987,250
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.36%     09/10/09           250,000        249,977,812
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.20%     10/01/09           250,000        249,958,333
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     10/01/09           250,000        249,936,563
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.32%     10/08/09           250,000        249,916,493
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.42%     10/08/09           250,000        249,893,368
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.24%     10/15/09           325,000        324,904,667
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     10/15/09           200,000        199,937,667
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.27%     10/15/09            75,000         74,975,708
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.33%     10/22/09           142,700        142,633,288
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.50%     10/22/09           250,000        249,822,917
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.52%     10/22/09           150,000        149,889,500
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.19%     11/05/09           250,000        249,916,493
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     11/05/09           250,000        249,866,840
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     11/05/09           150,000        149,917,396
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.31%     11/05/09           165,000        164,907,646
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.20%     11/12/09           250,000        249,902,500
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     11/12/09           400,000        399,788,000
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     11/12/09           250,000        249,847,500
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.21%     11/19/09           250,000        249,882,049
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.27%     11/19/09           250,000        249,851,875
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.29%     11/19/09           250,000        249,843,646
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.29%     11/19/09           150,000        149,904,542
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     12/03/09           100,000         99,934,125
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     12/03/09           250,000        249,832,083
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.29%     12/03/09           200,000        199,849,133
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     12/03/09           200,000        199,843,967
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     12/10/09           300,000        299,745,834
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.31%     12/10/09           250,000        249,784,722
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.32%     12/10/09           200,000        199,819,444
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.29%     12/17/09           250,000        249,784,514
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.35%     12/17/09           250,000        249,739,931
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.22%     01/14/10           250,000        249,796,094
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.22%     01/21/10           250,000        249,778,125
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.24%     01/21/10           250,000        249,767,771
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.23%     01/28/10           250,000        249,762,014
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.27%     02/04/10           200,000        199,766,000
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.27%     02/04/10           200,000        199,763,833
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.28%     02/11/10           250,000        249,688,149
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-(CONTINUED)

  U.S. Treasury Bills                                  0.22%     02/18/10    $      150,000    $   149,845,083
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.24%     02/25/10           250,000        249,705,000
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.24%     03/04/10           315,000        314,617,800
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.51%     04/01/10           150,000        149,549,500
==============================================================================================================
     Total U.S. Treasury Securities (Cost
       $9,991,829,470)                                                                           9,991,829,470
==============================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-46.92% (Cost $9,991,829,470)                                                       9,991,829,470
==============================================================================================================


                                                                               REPURCHASE
                                                                                 AMOUNT


REPURCHASE AGREEMENTS-55.27%(b)

  Banc of America Securities LLC, Joint agreement
     dated 08/31/09, aggregate maturing value
     $348,001,837 (collateralized by a U.S.
     Treasury obligation valued at $354,960,026;
     0.88%, 01/31/11)                                  0.19%     09/01/09       347,089,629        347,087,797
--------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Term agreement dated
     08/24/09, maturing value $450,068,000
     (collateralized by U.S. Treasury obligations
     valued at $459,000,005; 1.88%-2.63%,
     07/15/17-07/15/19)                                0.17%     09/25/09       450,068,000        450,000,000
--------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/31/09, aggregate maturing value
     $2,401,558,810 (collateralized by a U.S.
     Treasury obligation valued at $2,449,575,065;
     2.38%, 08/31/14)                                  0.22%     09/01/09     1,123,042,197      1,123,035,334
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Term agreement
     dated 08/24/09, maturing value $450,072,000
     (collateralized by U.S. Treasury obligations
     valued at $459,000,067; 1.25%-3.88%,
     04/15/14-04/15/32)                                0.18%     09/25/09       450,072,000        450,000,000
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Agreement dated
     08/31/09, maturing value $2,150,012,542
     (collateralized by U.S. Treasury obligations
     valued at $2,193,000,028; 0.88%-4.00%,
     09/15/09-02/15/14)                                0.21%     09/01/09     2,150,012,542      2,150,000,000
--------------------------------------------------------------------------------------------------------------
  CIBC World Markets Corp., Agreement dated
     08/31/09, maturing value $100,000,556
     (collateralized by U.S. Treasury obligations
     valued at $102,003,895; 0%-7.88%, 10/22/09-
     05/15/39)                                         0.20%     09/01/09       100,000,556        100,000,000
--------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Term
     agreement dated 08/14/09, maturing value
     $250,040,139 (collateralized by U.S. Treasury
     obligations valued at $255,000,956; 4.50%-
     5.00%, 02/15/36-05/15/37)                         0.17%     09/17/09       250,040,139        250,000,000
--------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Term
     agreement dated 08/10/09, maturing value
     $500,084,444 (collateralized by U.S. Treasury
     obligations valued at $510,001,302; 4.50%-
     11.25%, 02/15/15-05/15/38)                        0.19%     09/11/09       500,084,444        500,000,000
--------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Agreement
     dated 08/31/09, maturing value $1,000,005,556
     (collateralized by U.S. Treasury obligations
     valued at $1,020,002,544; 5.00%-8.00%,
     11/15/21-05/15/37)                                0.20%     09/01/09     1,000,005,556      1,000,000,000
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Agreement dated
     08/31/09, maturing value $250,001,319
     (collateralized by U.S. Treasury obligations
     valued at $255,000,034; 0.63%-9.88%,
     04/15/10-02/15/23)                                0.19%     09/01/09       250,001,319        250,000,000
--------------------------------------------------------------------------------------------------------------
  HSBC Securities (USA) Inc., Agreement dated
     08/31/09, maturing value $750,004,167
     (collateralized by U.S. Treasury obligations
     valued at $765,001,172; 0%-4.25%, 01/15/10-
     04/15/32)                                         0.20%     09/01/09       750,004,167        750,000,000
--------------------------------------------------------------------------------------------------------------
  JPMorgan Securities Inc., Agreement dated
     08/31/09, maturing value $1,000,005,833
     (collateralized by U.S. Treasury obligation
     valued at $1,020,000,227; 0.88%, 01/31/11)        0.21%     09/01/09     1,000,005,833      1,000,000,000
--------------------------------------------------------------------------------------------------------------
  Morgan Stanley, Agreement dated 08/31/09,
     maturing value $250,001,319 (collateralized
     by U.S. Treasury obligation valued at
     $255,230,439; 6.25%-8.75%, 08/15/19-11/15/24)     0.19%     09/01/09       250,001,319        250,000,000
--------------------------------------------------------------------------------------------------------------
  RBS Securities Inc., Term agreement dated
     08/14/09, maturing value $250,038,889
     (collateralized by U.S. Treasury obligations
     valued at $255,002,549; 2.63%-4.63%,
     05/31/10-02/15/17)                                0.16%     09/18/09       250,038,889        250,000,000
--------------------------------------------------------------------------------------------------------------
  RBS Securities Inc., Agreement dated 08/31/09,
     maturing value $750,004,167 (collateralized
     by U.S. Treasury obligations valued at
     $765,004,210; 2.13%-4.75%, 10/31/09-11/15/14)     0.20%     09/01/09       750,004,167        750,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale, Agreement dated 08/13/09,
     maturing value $500,071,111 (collateralized
     by U.S. Treasury obligations valued at
     $510,000,062; 0%-4.88%, 01/15/10-02/15/19)        0.16%     09/14/09       500,071,111        500,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale, Agreement dated 08/31/09,
     maturing value $1,000,005,556 (collateralized
     by U.S. Treasury obligations valued at
     $1,020,000,105; 0%-9.25%, 09/03/09-04/15/32)      0.20%     09/01/09     1,000,005,556      1,000,000,000
--------------------------------------------------------------------------------------------------------------
  UBS Securities LLC, Term agreement dated
     08/05/09, maturing value $400,061,222
     (collateralized by a U.S. Treasury obligation
     valued at $408,002,337; 0%, 09/24/09)             0.19%     09/03/09       400,061,222        400,000,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                     INTEREST    MATURITY      REPURCHASE
                                                       RATE        DATE          AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  Wachovia Bank, N.A., Agreement dated 08/31/09,
     maturing value $250,001,458 (collateralized
     by U.S. Treasury obligations valued at
     $255,000,035; 0%-8.75%, 12/31/09-08/15/39)        0.21%     09/01/09    $  250,001,458    $   250,000,000
==============================================================================================================
     Total Repurchase Agreements (Cost
       $11,770,123,131)                                                                         11,770,123,131
==============================================================================================================
TOTAL INVESTMENTS(c)-102.19% (Cost
  $21,761,952,601)                                                                              21,761,952,601
==============================================================================================================
OTHER ASSETS LESS LIABILITIES-(2.19)%                                                             (466,568,419)
==============================================================================================================
NET ASSETS-100.00%                                                                             $21,295,384,182
______________________________________________________________________________________________________________
==============================================================================================================




Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)   Principal amount equals value at period end. See Note 1K.
(c)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

GOVERNMENT & AGENCY PORTFOLIO



                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-39.76%

FEDERAL FARM CREDIT BANK (FFCB)-3.24%

  Disc. Notes(a)                                       0.50%     03/30/10    $       60,000    $    59,825,000
--------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.51%     09/22/09            25,000         25,000,000
--------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               1.25%     11/12/09           125,000        125,000,000
--------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               1.10%     11/20/09            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.36%     12/21/09           150,000        149,557,181
--------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.64%     12/21/09            75,000         75,000,000
==============================================================================================================
                                                                                                   484,382,181
==============================================================================================================


FEDERAL HOME LOAN BANK (FHLB)-15.13%

  Unsec. Bonds                                         0.45%     11/24/09            40,000         40,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.50%     02/08/10            90,000         89,979,913
--------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.31%     02/22/10            85,000         84,989,047
--------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.92%     04/09/10            60,000         60,148,217
--------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.55%     06/03/10            25,000         25,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.55%     06/10/10            55,000         54,949,858
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.11%     09/01/09            21,700         21,700,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.66%     09/10/09            75,000         74,987,625
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.64%     10/07/09           100,000         99,936,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.55%     10/09/09            50,000         49,970,972
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.35%     10/16/09            70,000         69,969,375
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.30%     11/18/09           117,760        117,683,456
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.55%     11/19/09            50,000         49,939,653
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.53%     12/07/09           140,000        139,800,072
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.80%     12/08/09            50,000         49,891,111
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.80%     12/09/09            50,000         49,890,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.80%     12/11/09            65,000         64,854,111
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.31%     01/22/10            60,000         59,926,117
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.26%     02/12/10           125,000        124,851,944
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                1.04%     03/03/10            50,000         49,735,667
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.48%     05/05/10            80,000         79,737,600
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.55%     11/18/09            75,000         75,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.50%     01/19/10            75,000         75,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.64%     02/04/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.78%     02/26/10           125,000        124,991,956
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.82%     03/19/10           150,000        149,983,468
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.65%     09/10/09            80,000         80,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.22%     11/23/09            50,000         50,048,094
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.18%     12/23/09            50,000         49,981,198
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.18%     12/28/09           100,000         99,990,621
==============================================================================================================
                                                                                                 2,262,936,075
==============================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-15.25%

  Unsec. Disc. Notes(a)                                0.70%     09/14/09    $       50,000    $    49,987,361
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.60%     09/21/09            75,000         74,975,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.70%     09/21/09           100,000         99,961,111
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.22%     10/01/09           220,000        219,958,750
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.25%     10/05/09           130,000        129,969,306
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.27%     10/13/09           130,000        129,959,050
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.45%     10/13/09           100,000         99,948,083
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.25%     10/19/09            90,000         89,970,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.26%     10/20/09           160,000        159,943,378
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.25%     11/09/09           244,000        243,883,083
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.74%     11/23/09            50,000         49,914,694
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.28%     01/25/10            55,000         54,937,544
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.42%     02/08/10           100,000         99,813,333
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.26%     03/01/10            80,000         79,895,422
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.43%     05/17/10            95,000         94,703,838
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.19%     09/28/09            30,000         29,998,580
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.20%     10/08/09            75,000         74,990,288
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.17%     12/16/09           100,000         99,892,935
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.41%     07/12/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(b)                          0.24%     09/18/09            75,000         74,994,831
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(b)                          0.25%     09/21/09            74,500         74,497,703
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(b)                          0.32%     02/09/10            75,000         75,000,000
--------------------------------------------------------------------------------------------------------------
     Series 2, Unsec. Floating Rate MTN(b)             0.51%     01/08/10            75,000         75,000,000
==============================================================================================================
                                                                                                 2,282,194,290
==============================================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-6.14%

  Unsec. Disc. Notes(a)                                0.40%     09/01/09            60,000         60,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                3.20%     10/07/09            50,000         49,840,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.35%     10/21/09           125,000        124,939,236
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.30%     11/16/09            50,000         49,968,333
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.30%     11/23/09            30,000         29,979,250
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                1.00%     12/03/09           100,000         99,741,667
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.32%     01/11/10           175,000        174,794,667
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.28%     02/03/10            70,000         69,914,104
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.40%     07/13/10            60,000         59,982,136
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Notes(b)                        0.45%     10/16/09           150,000        150,030,754
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Notes(b)                        0.60%     10/27/09            50,000         50,000,000
==============================================================================================================
                                                                                                   919,190,147
==============================================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $5,948,702,693)                                                          5,948,702,693
==============================================================================================================


U.S. TREASURY SECURITIES-4.67%(a)

  U.S. Treasury Bills                                  0.31%     11/05/09            75,000         74,958,021
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     11/12/09           225,000        224,862,750
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     12/03/09           105,000        104,930,831
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-(CONTINUED)

  U.S. Treasury Bills                                  0.30%     12/10/09    $       75,000    $    74,936,459
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.32%     12/10/09            50,000         49,954,861
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.35%     12/17/09            50,000         49,947,986
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.45%     06/03/10            70,000         69,759,375
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.52%     06/03/10            50,000         49,801,389
==============================================================================================================
     Total U.S. Treasury Securities (Cost
       $699,151,672)                                                                               699,151,672
==============================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-44.43% (Cost $6,647,854,365)                                                       6,647,854,365
==============================================================================================================


                                                                               REPURCHASE
                                                                                 AMOUNT


REPURCHASE AGREEMENTS-55.58%(c)

  Banc of America Securities LLC, Agreement dated
     08/31/09, maturing value $750,004,167
     (collateralized by U.S. Government sponsored
     agency obligations valued at $765,000,375;
     0%-5.70%, 09/11/09-11/19/24)                      0.20%     09/01/09       750,004,167        750,000,000
--------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/31/09, aggregate maturing value
     $569,263,027 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $580,644,788; 0%, 09/09/09-
     11/27/09)                                         0.22%     09/01/09       567,763,018        567,759,548
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Term agreement
     dated 08/24/09, maturing value $500,084,444
     (collateralized by U.S. Government sponsored
     agency obligations valued at $510,001,022;
     0%-6.75%, 10/13/09-06/15/38)                      0.19%     09/25/09       500,084,444        500,000,000
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Term joint
     agreement dated 08/18/09, aggregate maturing
     value $300,172,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $306,000,883; 0%-7.63%, 09/11/09-
     06/15/38)                                         0.23%     11/16/09       250,143,750        250,000,000
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Agreement dated
     08/31/09, maturing value $1,000,006,111
     (collateralized by U.S. Government sponsored
     agency obligations valued at $1,020,001,006;
     1.38%-6.25%, 04/28/11-04/18/36)                   0.22%     09/01/09     1,000,006,111      1,000,000,000
--------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Term joint
     agreement dated 08/10/09, aggregate maturing
     value $500,088,889 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,002,219; 0%-9.00%, 09/01/09-
     06/14/10)                                         0.20%     09/11/09       450,080,000        450,000,000
--------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Joint
     agreement dated 08/31/09,aggregate maturing
     value $500,002,917 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,000,106; 0%, 09/02/09-
     02/24/10)                                         0.21%     09/01/09       498,502,908        498,500,000
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Agreement dated
     08/31/09, maturing value $500,002,778
     (collateralized by U.S. Government sponsored
     agency obligations valued at $510,000,285;
     0%-5.38%, 09/01/09-08/10/12)                      0.20%     09/01/09       500,002,778        500,000,000
--------------------------------------------------------------------------------------------------------------
  Goldman, Sachs & Co., Agreement dated 08/31/09,
     maturing value $500,002,778 (collateralized
     by U.S. Treasury obligations valued at
     $510,000,039; 0%-4.25%, 02/15/20-05/15/39)        0.20%     09/01/09       500,002,778        500,000,000
--------------------------------------------------------------------------------------------------------------
  HSBC Securities (USA) Inc., Joint agreement
     dated 08/31/09, aggregate maturing value
     $1,250,007,639 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,275,000,040; 0%-10.70%,
     10/09/09-07/15/32)                                0.22%     09/01/09       324,805,502        324,803,517
--------------------------------------------------------------------------------------------------------------
  Morgan Stanley, Agreement dated 08/31/09,
     maturing value $500,002,778 (collateralized
     by a U.S. Government sponsored agency
     obligation valued at $510,004,096; 0%,
     08/05/11)                                         0.20%     09/01/09       500,002,778        500,000,000
--------------------------------------------------------------------------------------------------------------
  RBC Capital Markets Corp., Joint agreement dated
     08/31/09, aggregate maturing value
     $500,003,056 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,000,167; 0%-8.95%, 09/01/09-
     04/15/42)                                         0.22%     09/01/09       350,002,139        350,000,000
--------------------------------------------------------------------------------------------------------------
  RBS Securities Inc., Term joint agreement dated
     08/14/09, aggregate maturing value
     $250,046,180 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,002,678; 0%-9.38%, 10/15/09-
     04/15/30)                                         0.19%     09/18/09       200,036,944        200,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale, Term joint agreement dated
     08/13/09, aggregate maturing value
     $500,088,889 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,000,926; 0%-5.75%, 09/11/09-
     06/12/15)                                         0.20%     09/14/09       425,075,556        425,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale, Agreement dated 08/31/09,
     maturing value $1,250,007,292 (collateralized
     by U.S. Government sponsored agency
     obligations valued at $1,275,000,901; 0%-
     6.63%, 09/15/09-04/18/36)                         0.21%     09/01/09     1,250,007,292      1,250,000,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                     INTEREST    MATURITY      REPURCHASE
                                                       RATE        DATE          AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  Wachovia Bank, N.A., Agreement dated 08/31/09,
     maturing value $250,001,528 (collateralized
     by U.S. Government sponsored obligations
     valued at $255,003,758; 0%-10.35%, 10/01/09-
     07/26/32)                                         0.22%     09/01/09    $  250,001,528    $   250,000,000
==============================================================================================================
     Total Repurchase Agreements (Cost
       $8,316,063,065)                                                                           8,316,063,065
==============================================================================================================
TOTAL INVESTMENTS(d)-100.01% (Cost
  $14,963,917,430)                                                                              14,963,917,430
==============================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.01)%                                                                 (917,961)
==============================================================================================================
NET ASSETS-100.00%                                                                              14,962,999,469
______________________________________________________________________________________________________________
==============================================================================================================




Investment Abbreviations:

Disc.   - Discounted
MTN     - Medium-Term Notes
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(c)   Principal amount equals value at period end. See Note 1K.
(d)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

GOVERNMENT TAXADVANTAGE PORTFOLIO



                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-96.07%

FEDERAL FARM CREDIT BANK (FFCB)-7.80%

  Disc. Notes(a)                                       0.50%     03/30/10     $  5,000    $  4,985,417
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.51%     09/22/09        5,000       5,000,000
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               1.25%     11/12/09       10,000      10,000,000
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.17%     12/28/09       15,000      14,984,236
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.25%     04/27/10       10,000      10,005,973
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.26%     08/04/10        5,000       4,987,920
======================================================================================================
                                                                                            49,963,546
======================================================================================================


FEDERAL HOME LOAN BANK (FHLB)-88.27%

  Unsec. Bonds                                         0.31%     02/22/10        5,000       4,999,356
------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.92%     04/09/10        5,000       5,012,351
------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.55%     06/10/10        5,000       4,995,442
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.11%     09/01/09      268,300     268,300,000
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.17%     09/01/09       14,092      14,092,000
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.18%     09/14/09       15,000      14,999,025
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.13%     09/16/09       12,650      12,649,288
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.15%     09/16/09       15,000      14,999,062
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.14%     09/23/09       50,000      49,995,722
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.18%     09/23/09       25,000      24,997,174
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.21%     09/30/09       15,000      14,997,463
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.21%     10/07/09       21,200      21,195,548
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.22%     10/09/09       10,000       9,997,678
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.35%     10/16/09        5,000       4,997,813
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.15%     10/23/09       29,800      29,793,543
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.55%     11/19/09        4,684       4,678,347
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.31%     01/22/10        5,750       5,742,920
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.26%     02/12/10        4,000       3,995,262
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.44%     10/13/09        4,500       4,502,420
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.50%     01/19/10        5,000       5,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.64%     02/04/10       15,000      15,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.65%     09/10/09       10,000      10,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.18%     12/28/09       10,000       9,999,062
------------------------------------------------------------------------------------------------------
  Unsec. Global Bonds                                  5.00%     09/18/09       10,175      10,196,962
======================================================================================================
                                                                                           565,136,438
======================================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $615,099,984)                                                      615,099,984
======================================================================================================


U.S. TREASURY SECURITIES-3.90%(a)

  U.S. Treasury Bills                                  0.31%     11/05/09        5,000       4,997,201
------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     11/12/09        5,000       4,996,950
------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     12/03/09       10,000       9,993,413
------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-(CONTINUED)

  U.S. Treasury Bills                                  0.45%     06/03/10     $  5,000    $  4,982,813
======================================================================================================
     Total U.S. Treasury Securities (Cost
       $24,970,377)                                                                         24,970,377
======================================================================================================
TOTAL INVESTMENTS(c)-99.97% (Cost $640,070,361)                                            640,070,361
======================================================================================================
OTHER ASSETS LESS LIABILITIES-0.03%                                                            192,112
======================================================================================================
NET ASSETS-100.00%                                                                        $640,262,473
______________________________________________________________________________________________________
======================================================================================================




Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(c)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

TAX-FREE CASH RESERVE PORTFOLIO



                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-100.27%

ALABAMA-0.19%

  Pell City (City of) Special Care Facilities
     Financing Authority (Noland Health Services,
     Inc.); Series 2009 A, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                       0.30%     12/01/39     $ 3,000     $    3,000,000
========================================================================================================


ARIZONA-1.30%

  Casa Grande (City of) Industrial Development
     Authority (Center Park Apartments); Series
     2001 A, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.35%     06/15/31       2,010          2,010,000
--------------------------------------------------------------------------------------------------------
  Casa Grande (City of) Industrial Development
     Authority (Quail Gardens Apartments); Series
     2001 A, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.35%     06/15/31       1,885          1,885,000
--------------------------------------------------------------------------------------------------------
  JPMorgan Chase PUTTERs (Greater Arizona
     Development Authority); Series 2007-2056, VRD
     Infrastructure RB(b)(c)(d)                        0.47%     08/01/15       7,490          7,490,000
--------------------------------------------------------------------------------------------------------
  Maricopa (County of) Industrial Development
     Authority (Gran Victoria Housing, LLC);
     Series 2000 A, VRD MFH RB (CEP-Federal
     National Mortgage Association)(b)                 0.32%     04/15/30       4,775          4,775,000
--------------------------------------------------------------------------------------------------------
  Pima (County of) Industrial Development
     Authority (Delaware Military Academy, Inc.);
     Series 2008, VRD Charter School RB (LOC-PNC
     Bank, N.A.)(a)(b)                                 0.29%     09/01/38       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Tucson (City of) Industrial Development
     Authority (La Entrada Apartments); Series
     2001, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.32%     07/15/31       1,750          1,750,000
--------------------------------------------------------------------------------------------------------
  Yuma (City of) Industrial Development Authority
     (El Encanto Apartments); Series 2003, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(b)                                   0.32%     04/15/33       1,575          1,575,000
========================================================================================================
                                                                                              20,685,000
========================================================================================================


COLORADO-3.58%

  Adams (County of) (Hunters Cove); Series 1985 A,
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(b)(d)                                      0.33%     01/15/14       6,350          6,350,000
--------------------------------------------------------------------------------------------------------
  Citibank Eagle Tax-Exempt Trust (Regional
     Transportation District); J Series 2006-0120
     A, VRD COP(b)(c)(d)                               0.39%     11/01/36       8,510          8,510,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Southeastern Baptist
     Theological Seminary); Series 2005, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     03/01/25       7,920          7,920,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Trinity School of
     Durham & Chapel Hill); Series 2006, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     09/01/26       3,900          3,900,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Wesleyan Christian
     Academy); Series 2007, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                        0.33%     05/01/32       7,970          7,970,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Catholic Health Initiatives); Series 2008 C-
     4, VRD RB(b)                                      3.75%     10/01/41       1,000          1,004,257
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Crossroads); Series 2003 A, VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                 0.37%     11/01/28       1,210          1,210,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (The Evangelical Lutheran Good Samaritan
     Society); Series 2008, Ref. VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                 0.32%     06/01/15       3,800          3,800,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of); Series 2009 A, General Fund
     TRAN                                              2.00%     06/25/10       5,000          5,063,112
--------------------------------------------------------------------------------------------------------
  Colorado Springs (City of) (Cook Communications
     Ministries); Series 2002, VRD IDR (LOC-Bank
     of America, N.A.)(a)(b)                           0.35%     03/01/17       1,900          1,900,000
--------------------------------------------------------------------------------------------------------
  Meridian Ranch Metropolitan District; Series
     2009, Ref. VRD Limited Tax GO (LOC-U.S. Bank,
     N.A.)(a)(b)                                       0.39%     12/01/38       2,135          2,135,000
--------------------------------------------------------------------------------------------------------
  Pitkin (County of) (Centennial-Aspen II LP);
     Series 1996 A, Ref. VRD MFH RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                 0.37%     12/01/24       4,735          4,735,000
--------------------------------------------------------------------------------------------------------
  Pueblo (County of) (El Pueblo Boys' & Girls'
     Ranch, Inc.); Series 2003, VRD Development RB
     (LOC-U.S. Bank, N.A.)(a)(b)                       0.37%     12/01/23       2,575          2,575,000
========================================================================================================
                                                                                              57,072,369
========================================================================================================


DISTRICT OF COLUMBIA-0.29%

  District of Columbia (Washington Center for
     Internships & Academic Seminars); Series
     2009, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                        0.33%     02/01/48       4,700          4,700,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
FLORIDA-5.36%

  Broward (County of) Housing Finance Authority
     (Reflections Apartments); Series 1999, Ref.
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(b)                                         0.30%     12/01/29     $ 4,930     $    4,930,000
--------------------------------------------------------------------------------------------------------
  Cape Coral (City of); Series 2009, Commercial
     Paper Notes (LOC-Bank of America, N.A.)(a)        0.43%     10/05/09      15,569         15,569,000
--------------------------------------------------------------------------------------------------------
  Collier (County of) Health Facilities Authority
     (The Moorings, Inc.); Series 2000, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.30%     12/01/24       6,425          6,425,000
--------------------------------------------------------------------------------------------------------
  Florida (State of) Development Finance Corp.
     (The Wellness Community-Southwest Florida,
     Inc.); Series 2009, VRD IDR (LOC-Harris
     N.A.)(a)(b)                                       0.36%     08/01/34       5,500          5,500,000
--------------------------------------------------------------------------------------------------------
  Florida Gulf Coast University Financing Corp.
     (Housing Project); Series 2005 A, VRD Capital
     Improvement RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.34%     02/01/35       1,360          1,360,000
--------------------------------------------------------------------------------------------------------
  Hillsborough (County of) Industrial Development
     Authority (Tampa Metropolitan Area YMCA);
     Series 2000, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.35%     03/01/25       4,550          4,550,000
--------------------------------------------------------------------------------------------------------
  Indian River (County of) (Saint Edwards School,
     Inc.); Series 1999, VRD RB (LOC-Wells Fargo
     Bank, N.A.)(a)(b)                                 0.33%     07/01/27       1,450          1,450,000
--------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Health Facilities
     Authority (University of Florida Jacksonville
     Physicians, Inc.); Series 2002, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                 0.40%     06/01/22       9,735          9,735,000
--------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Housing Finance Authority
     (St. Augustine Apartments); Series 2006, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     07/15/33       3,830          3,830,000
--------------------------------------------------------------------------------------------------------
  JPMorgan Chase PUTTERs (Palm Beach (County of)
     Solid Waste Authority); Series 2009-3419, VRD
     Improvement RB(b)(c)(d)                           0.42%     04/01/17       2,275          2,275,000
--------------------------------------------------------------------------------------------------------
  Miami-Dade (County of) Educational Facilities
     Authority (Carlos Albizu University); Series
     2000, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.38%     12/01/25       1,900          1,900,000
--------------------------------------------------------------------------------------------------------
  Miami-Dade (County of) Industrial Development
     Authority (Gulliver Schools); Series 2000,
     VRD RB (LOC-Bank of America, N.A.)(a)(b)          0.35%     09/01/29       2,450          2,450,000
--------------------------------------------------------------------------------------------------------
  North Miami (City of) (Miami Country Day School,
     Inc.); Series 1999, VRD Educational
     Facilities RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.35%     08/01/19       1,170          1,170,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Housing Finance Authority
     (Palm Key Apartments); Series 1997 C, Ref.
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(b)                                         0.30%     07/01/32       8,150          8,150,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Housing Finance Authority
     (Post Fountains at Lee Vista); Series 1997 E,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.33%     06/01/25       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Christian Prison Ministry, Inc.);
     Series 2005, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                  0.33%     11/01/30       5,310          5,310,000
--------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (Comprehensive Alcoholism
     Rehabilitation Programs, Inc.); Series 2000,
     VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)         0.48%     04/01/20       3,225          3,225,000
--------------------------------------------------------------------------------------------------------
  Sarasota (County of) Health Facilities Authority
     (Bay Village of Sarasota, Inc.); Series 1998,
     VRD RB (LOC-Bank of America, N.A.)(a)(b)(d)       0.35%     12/01/23       6,400          6,400,000
========================================================================================================
                                                                                              85,429,000
========================================================================================================


GEORGIA-3.89%

  Cobb (County of) Development Authority (Mt.
     Paran Christian School, Inc.); Series 2002,
     VRD Educational Facilities RB (LOC-Wells
     Fargo Bank, N.A.)(a)(b)                           0.33%     07/01/22       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  Columbia (County of) Residential Care Facilities
     for The Elderly Authority (Augusta Resource
     Center on Aging Inc.-Brandon Wilde Lifecare
     Community Center); Series 1990, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.33%     01/01/21       2,970          2,970,000
--------------------------------------------------------------------------------------------------------
  Forsyth (County of) Development Authority
     (Pinecrest Academy Inc.); Series 2000, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     09/01/25       9,090          9,090,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Catholic Education of North Georgia, Inc.);
     Series 2002, Educational Facilities VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.33%     04/01/28       3,470          3,470,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (Doris
     & Alex Weber Jewish Community High School,
     Inc.); Series 2006, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                        0.33%     12/01/30       4,600          4,600,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (King's
     Ridge Christian School); Series 2006, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     05/01/26       7,000          7,000,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

  Fulton (County of) Development Authority (Mount
     Vernon Presbyterian School, Inc.); Series
     2005, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                        0.33%     08/01/35     $ 4,300     $    4,300,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (The
     Atlanta Academy, Inc.); Series 2008, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     04/01/33       4,700          4,700,000
--------------------------------------------------------------------------------------------------------
  Glynn (County of) School District; Series 2007,
     Unlimited Sales Tax GO                            5.00%     11/01/09       1,945          1,959,571
--------------------------------------------------------------------------------------------------------
  Gwinnett (County of) Housing Authority (The
     Greens Apartments); Series 1995, Ref. VRD MFH
     RB (CEP-Federal National Mortgage
     Association)(b)                                   0.31%     06/15/25       3,600          3,600,000
--------------------------------------------------------------------------------------------------------
  Houston (County of) Hospital Authority; Series
     2002, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     10/01/14       5,885          5,885,000
--------------------------------------------------------------------------------------------------------
  Roswell (City of) Housing Authority (Chambrel at
     Roswell); Series 2002, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.35%     11/15/32       3,920          3,920,000
--------------------------------------------------------------------------------------------------------
  Roswell (City of) Housing Authority (Wood
     Crossing Apartments); Series 1994, Ref. VRD
     MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(b)(d)                                      0.33%     08/01/24       3,200          3,200,000
--------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (The Savannah Country Day School,
     Inc.); Series 2007, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                        0.33%     05/01/32       5,400          5,400,000
========================================================================================================
                                                                                              62,094,571
========================================================================================================


IDAHO-1.29%

  Custer (County of) (Standard Oil Co.); Series
     1983, VRD PCR(e)                                  0.75%     10/01/09      20,500         20,500,000
========================================================================================================


ILLINOIS-17.93%

  Aurora (City of) Kane, DuPage, Will & Kendall
     (Counties of) (Aurora University); Series
     2004, VRD Economic Development RB (LOC-Harris
     N.A.)(a)(b)                                       0.36%     03/01/35       7,450          7,450,000
--------------------------------------------------------------------------------------------------------
  Channahon (Village of) (Morris Hospital); Series
     2003 D, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)        0.31%     12/01/32       2,775          2,775,000
--------------------------------------------------------------------------------------------------------
  Chicago (City of); Series 1993 B, Ref. Unlimited
     Tax GO                                            5.00%     01/01/10       2,860          2,901,480
--------------------------------------------------------------------------------------------------------
  DuPage (County of) (Benet Academy Capital
     Building Project); Series 2000, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)(d)              0.33%     04/01/30       3,370          3,370,000
--------------------------------------------------------------------------------------------------------
  Elgin (City of) (Judson College); Series 2006,
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)      0.32%     06/01/36       7,870          7,870,000
--------------------------------------------------------------------------------------------------------
  Glendale Heights (Village of) (Glendale Lakes);
     Series 2000, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(b)                      0.35%     03/01/30      14,845         14,845,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Aurora Central Catholic High
     School); Series 1994, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                           0.41%     04/01/24       4,370          4,370,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Chicago Shakespeare Theater);
     Series 1999, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(d)                                    0.33%     01/01/19       4,100          4,100,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Embers Elementary School); Series
     2002, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(d)                                    0.33%     04/01/32       2,050          2,050,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Fenwick High School); Series 1997,
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)      0.32%     03/01/32      10,800         10,800,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Foundation for Safety & Health);
     Series 1992, VRD Safety Education RB
     (LOC-Bank of America, N.A.)(a)(b)(d)              0.35%     10/01/17       4,000          4,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Institute of Gas Technology);
     Series 1999, VRD IDR (LOC-Harris N.A.)(a)(b)      0.36%     09/01/24       1,600          1,600,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Museum of Contemporary Art);
     Series 1994, VRD RB (LOC-JPMorgan Chase Bank,
     N.A. & Northern Trust Co.)(a)(b)                  0.35%     02/01/29      27,200         27,200,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Providence-St. Mel School); Series
     2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     06/01/37       6,875          6,875,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Radiological Society of North
     America, Inc.); Series 1997, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(d)          0.32%     06/01/17       3,245          3,245,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (St. Ignatius College Prep.);
     Series 2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.41%     06/01/32       1,500          1,500,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Illinois (State of) Development Finance
     Authority (Uhlich Children's Home); Series
     2002, VRD IDR (LOC-Harris N.A.)(a)(b)             0.36%     10/01/33     $ 5,600     $    5,600,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Village of Oak Park Residence
     Corp.); Series 2001, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)(d)                           0.33%     07/01/41       3,500          3,500,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (West Central Illinois Educational
     Telecommunications Corp.); Series 2002, VRD
     RB (LOC-Bank of America, N.A.)(a)(b)              0.43%     09/01/32       3,320          3,320,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Cultural Pooled Financing
     Program); Series 1985, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                           0.36%     12/01/25       1,155          1,155,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Advocate
     Health Care Network);
     Series 2008 A-1, VRD RB(b)                        0.65%     11/01/30       9,465          9,465,000
--------------------------------------------------------------------------------------------------------
     Series 2008 A-2, VRD RB(b)                        0.75%     11/01/30      15,735         15,735,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Dominican
     University); Series 2006, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     03/01/36       2,735          2,735,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Joan W. &
     Irving B. Harris Theater for Music and
     Dance); Series 2005, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                              0.46%     03/01/40       3,050          3,050,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Latin
     School of Chicago);
     Series 2005 A, Ref. VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                           0.32%     08/01/28       8,675          8,675,000
--------------------------------------------------------------------------------------------------------
     Series 2005 B, Ref. VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                           0.32%     08/01/35       7,490          7,490,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Loyola
     University of Chicago Financing Program);
     Series 2008, Commercial Paper RN
     (LOC-JPMorgan Chase Bank, N.A.)(a)                0.50%     09/14/09      20,000         20,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Northwestern University); Series 2008 B, VRD
     RB(b)                                             0.60%     12/01/46      15,000         15,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Provena
     Health);
     Series 2009 C, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                 0.32%     08/15/44      20,000         20,000,000
--------------------------------------------------------------------------------------------------------
     Series 2009 D, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                 0.32%     08/15/44      12,500         12,500,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Sunshine
     Through Golf Foundation); Series 2004 A, VRD
     RB (LOC-Federal Home Loan Bank of
     Chicago)(a)(b)                                    0.33%     11/01/24       2,100          2,100,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Memorial Medical Center); Series 1985 C, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)          0.36%     01/01/16       6,530          6,530,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 C, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                 0.32%     08/01/15       9,850          9,850,000
--------------------------------------------------------------------------------------------------------
     Series 1985 D, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                 0.32%     08/01/15      15,200         15,200,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (The Cradle Society); Series 1998, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     04/01/33       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Naperville (City of) (DuPage Children's Museum);
     Series 2000, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     06/01/30       4,400          4,400,000
--------------------------------------------------------------------------------------------------------
  University of Illinois Board of Trustees (UIC
     South Campus Development); Series 2008, Ref.
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)      0.32%     01/15/22       9,500          9,500,000
========================================================================================================
                                                                                             285,756,480
========================================================================================================


INDIANA-2.90%

  Fort Wayne (City of) (University of Saint
     Francis); Series 2008, VRD Economic
     Development RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.30%     08/01/28       1,800          1,800,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Eiteljorg Museum of American Indians &
     Western Art, Inc.); Series 2004, VRD
     Educational Facilities RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                 0.32%     02/01/24       8,700          8,700,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indiana Historical Society, Inc.); Series
     1996, VRD Educational Facilities RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(d)          0.32%     08/01/31       1,600          1,600,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indianapolis Museum of Art, Inc.); Series
     2004, VRD Educational Facilities RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     02/01/39       6,400          6,400,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Educational Facilities
     Authority (Marian College); Series 2003, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)          0.32%     04/01/24       3,470          3,470,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

  Indiana (State of) Educational Facilities
     Authority (Wabash College); Series 2003, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)          0.35%     12/01/23     $ 3,850     $    3,850,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Clark Memorial Hospital); Series
     2004 A, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     04/01/24       6,400          6,400,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Community Hospitals); Series 1997
     A, VRD Hospital RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     07/01/27       8,000          8,000,000
--------------------------------------------------------------------------------------------------------
  Indianapolis (City of) Local Public Improvement
     Bond Bank; Series 2009 C, RN                      0.78%     01/15/10       6,050          6,050,000
========================================================================================================
                                                                                              46,270,000
========================================================================================================


IOWA-0.25%

  Iowa (State of) Finance Authority (Cedarwood
     Hills Apartments); Series 2001 A, VRD MFH RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)         0.32%     05/01/31       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  Iowa (State of) Finance Authority (Morningside
     College); Series 2002, VRD Private College
     Facility RB (LOC-U.S. Bank, N.A.)(a)(b)           0.37%     10/01/32       1,225          1,225,000
--------------------------------------------------------------------------------------------------------
  Iowa (State of) Finance Authority (YMCA &
     Rehabilitation Center); Series 2000, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                 0.38%     04/01/25         750            750,000
========================================================================================================
                                                                                               3,975,000
========================================================================================================


KANSAS-0.14%

  Olathe (City of) (YMCA of Greater Kansas City);
     Series 2002 B, VRD Recreational Facilities RB
     (LOC-Bank of America, N.A.)(a)(b)                 0.38%     11/01/18       2,235          2,235,000
========================================================================================================


LOUISIANA-2.27%

  Denham Springs (City of) Economic Development
     District (Bass Pro Shops);
     Series 2007 A, VRD Sales Tax Increment RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.34%     01/01/37       5,060          5,060,000
--------------------------------------------------------------------------------------------------------
     Series 2007 B, VRD Sales Tax Increment RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.34%     01/01/37      31,130         31,130,000
========================================================================================================
                                                                                              36,190,000
========================================================================================================


MARYLAND-3.01%

  Baltimore (County of) (Blue Circle Inc.); Series
     1992, Ref. VRD Economic Development RB
     (LOC-BNP Paribas)(a)(b)(e)                        0.32%     12/01/17       7,900          7,900,000
--------------------------------------------------------------------------------------------------------
  Baltimore (County of) (Metropolitan District);
     Series 2008, Commercial Paper BAN                 0.35%     10/07/09      17,000         17,000,000
--------------------------------------------------------------------------------------------------------
  Howard (County of) (Norbel School, Inc.); Series
     2001, VRD Economic Development RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                        0.33%     02/01/28       4,785          4,785,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (Associated Catholic Charities, Inc.
     Facility); Series 2004, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     10/01/29       1,400          1,400,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (Baltimore Symphony Endowment Trust); Series
     2008, VRD RB (LOC-PNC Bank, N.A.)(a)(b)           0.29%     11/01/28       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (eMerge, Inc.); Series 2006 A, Ref. VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     04/01/22       1,155          1,155,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (Providence Center, Inc. Facility); Series
     2005, VRD RB (LOC-PNC Bank, N.A.)(a)(b)           0.29%     05/03/27       2,805          2,805,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Archdiocese of
     Baltimore Schools); Series 2007, VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     07/01/37       1,840          1,840,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Bishop McNamara High
     School); Series 2007, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     07/01/32       4,050          4,050,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Industrial Development
     Financing Authority (Baltimore International
     College Facility); Series 2005, VRD Economic
     Development RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                        0.33%     11/01/30       4,600          4,600,000
========================================================================================================
                                                                                              48,035,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
MASSACHUSETTS-2.52%

  Concord (Town of); Series 2009, School Unlimited
     Tax GO BAN                                        1.00%     01/28/10     $12,500     $   12,524,356
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (MassDevelopment CP Program 5); Series
     2007, Commercial Paper RN (LOC-TD Bank,
     N.A.)(a)                                          0.40%     10/06/09      17,600         17,600,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Harrington Memorial
     Hospital, Inc.); Series 2008 A, VRD RB
     (LOC-TD Bank, N.A.)(a)(b)                         0.31%     07/01/38       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Partners Healthcare
     System); Series 2008 H-1, Commercial Paper RB     0.45%     10/02/09       5,000          5,000,000
========================================================================================================
                                                                                              40,124,356
========================================================================================================


MICHIGAN-2.45%

  Michigan (State of) Housing Development
     Authority (Courtyards of Taylor Apartments);
     Series 2002 A, VRD Limited Obligation MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.32%     08/15/32       1,615          1,615,000
--------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Evangelical
     Homes of Michigan); Series 2008, VRD Limited
     Obligation RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.33%     05/01/37       9,800          9,800,000
--------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Michigan
     Heartland Goodwill Industries, Inc.); Series
     2005, VRD Limited Obligation RB (LOC-Bank of
     America, N.A.)(a)(b)                              0.33%     09/01/25       1,510          1,510,000
--------------------------------------------------------------------------------------------------------
  Saline (City of) Economic Development Corp.
     (Evangelical Homes of Michigan-Brecon
     Village); Series 1997, VRD Limited Obligation
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)          0.32%     11/01/25       9,300          9,300,000
--------------------------------------------------------------------------------------------------------
  Southfield (City of) Economic Development Corp.
     (Lawrence Technological University);
     Series 2000, VRD Limited Obligation RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     02/01/35       5,080          5,080,000
--------------------------------------------------------------------------------------------------------
     Series 2001, VRD Limited Obligation RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     10/01/31       5,505          5,505,000
--------------------------------------------------------------------------------------------------------
  Walled Lake (City of) Consolidated School
     District; Series 2000, School Building & Site
     Unlimited Tax GO(f)(g)                            5.13%     05/01/10       6,000          6,187,640
========================================================================================================
                                                                                              38,997,640
========================================================================================================


MINNESOTA-0.68%

  Burnsville (City of) (Bridgeway Apartments LP);
     Series 2003, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(b)                 0.32%     10/15/33       1,175          1,175,000
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Independent School District
     No. 14 (Fridley); Series 2009 B, Aid
     Anticipation Ctfs. of Indebtedness Unlimited
     Tax GO                                            1.25%     09/30/10       4,000          4,026,880
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Independent School District
     No. 316 (The Greenway Schools); Series 2009
     A, Aid Anticipation Ctfs. of Indebtedness
     Unlimited Tax GO                                  1.50%     09/10/10       3,000          3,026,820
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Tax & Aid Anticipation
     Borrowing Program (Minnesota School District
     Credit Enhancement Program); Series 2009, COP     2.00%     09/10/10       1,500          1,522,603
--------------------------------------------------------------------------------------------------------
  St. Paul (City of) Housing & Redevelopment
     Authority (Highland Ridge, LP); Series 2003,
     Ref. VRD MFH RB (CEP-Federal Home Loan
     Mortgage Corp.)(b)                                0.32%     10/01/33       1,050          1,050,000
========================================================================================================
                                                                                              10,801,303
========================================================================================================


MISSISSIPPI-3.54%

  Flowood (City of) (Reflection Pointe
     Apartments); Series 2001, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     05/15/31       5,780          5,780,000
--------------------------------------------------------------------------------------------------------
  Jackson (County of); Series 1994, Ref. VRD Water
     System Unlimited Tax GO (CEP-Chevron
     Corp.)(b)                                         0.46%     11/01/24      11,000         11,000,000
--------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Chevron U.S.A. Inc.); Series 2007 C, VRD
     Gulf Opportunity Zone IDR(b)                      0.45%     12/01/30      20,000         20,000,000
--------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (CPX Gulfport ES OPAG, LLC); Series 2007 A,
     VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)         0.29%     04/01/37      12,300         12,300,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
MISSISSIPPI-(CONTINUED)

  Mississippi (State of) Business Finance Corp.
     (CPX Gulfport OPAG, LLC); Series 2007 A, VRD
     RB (LOC-Wells Fargo Bank, N.A.)(a)(b)             0.29%     04/01/37     $ 1,500     $    1,500,000
--------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (King Edward Hotel); Series 2009, VRD Gulf
     Opportunity Zone RB (LOC-Federal Home Loan
     Bank of Atlanta)(a)(b)                            0.30%     05/01/39       5,900          5,900,000
========================================================================================================
                                                                                              56,480,000
========================================================================================================


MISSOURI-3.98%

  Hannibal (City of) Industrial Development
     Authority (Hannibal Regional Hospital);
     Series 2007, VRD Health Facilities RB
     (LOC-Bank of America, N.A.)(a)(b)                 0.43%     08/01/27       7,740          7,740,000
--------------------------------------------------------------------------------------------------------
  Kansas City (City of) Industrial Development
     Authority (Gatehouse Apartments); Series
     2001, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.32%     11/15/26       1,650          1,650,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Development Finance Board
     (Center of Creative Arts); Series 2004, VRD
     Cultural Facilities RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.44%     07/01/24       2,490          2,490,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Academie Lafayette);
     Series 2003, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.38%     02/01/28       1,340          1,340,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (The Children's Mercy
     Hospital); Series 2008 A, VRD RB (LOC-UBS
     A.G.)(a)(b)(e)                                    0.31%     05/15/32      15,920         15,920,000
--------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Sun River Village Apartments);
     Series 1985, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.43%     12/01/27      14,500         14,500,000
--------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Westchester Village Apartments);
     Series 2006, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(b)                 0.35%     04/15/27       5,600          5,600,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Sugar Pines Apartments); Series
     2006, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.35%     04/15/27       9,170          9,170,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Westport Station Apartments);
     Series 2006, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(b)                 0.35%     04/15/27       4,970          4,970,000
========================================================================================================
                                                                                              63,380,000
========================================================================================================


NEW HAMPSHIRE-0.51%

  New Hampshire (State of) Health & Education
     Facilities Authority (Moore Center Services,
     Inc.); Series 2007, VRD RB (LOC-TD Bank,
     N.A.)(a)(b)                                       0.30%     09/01/37       4,180          4,180,000
--------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Riverbend Community
     Mental Health, Inc.); Series 2008, VRD RB
     (LOC-TD Bank, N.A.)(a)(b)                         0.30%     07/01/38       3,985          3,985,000
========================================================================================================
                                                                                               8,165,000
========================================================================================================


NEW MEXICO-0.64%

  Bernalillo (County of); Series 2009, TRAN            2.50%     06/30/10      10,000         10,166,307
========================================================================================================


NEW YORK-0.18%

  Dutchess (County of) Industrial Development
     Agency (Trinity-Pawling School Corp. Civic
     Facility); Series 2002, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     10/01/32       2,935          2,935,000
========================================================================================================


NORTH CAROLINA-7.41%

  Buncombe (County of) Industrial Facilities &
     Pollution Control Financing Authority (YMCA
     of Western North Carolina, Inc.); Series
     2001, VRD Recreational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.48%     11/01/23       3,530          3,530,000
--------------------------------------------------------------------------------------------------------
  Citibank Eagle Tax-Exempt Trust (North Carolina
     (State of) Capital Facilities Finance
     Agency); Series 2006-0139 A, VRD COP(b)(c)(d)     0.29%     10/01/41       2,900          2,900,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Asheville School, Inc.);
     Series 2002, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     04/01/27       3,345          3,345,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Barton College); Series 2004,
     VRD Educational Facilities RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                        0.33%     07/01/19       4,125          4,125,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

  North Carolina (State of) Capital Facilities
     Finance Agency (Gardner-Webb University);
     Series 2003, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.48%     07/01/23     $ 4,000     $    4,000,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Guilford College); Series
     2005 B, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                        0.33%     09/01/35       7,800          7,800,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (High Point University);
     Series 2008, VRD Educational Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     05/01/30       4,500          4,500,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Peace College of Raleigh,
     Inc.); Series 2004, VRD Educational
     Facilities RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     06/01/29       2,370          2,370,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Shaw University); Series
     2006, VRD Educational Facilities RB (LOC-Bank
     of America, N.A.)(a)(b)                           0.33%     10/01/26       6,165          6,165,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The O'Neal School); Series
     2007, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.33%     09/01/29       2,400          2,400,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The Summit School, Inc.);
     Series 2008, VRD Educational Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     06/01/33       5,200          5,200,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The YMCA of Greater
     Charlotte); Series 2007 B, VRD Recreational
     Facilities RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     04/01/29       6,400          6,400,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Cardinal Gibbons High
     School); Series 1999, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                              0.35%     08/01/14       2,980          2,980,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Gardner-Webb University);
     Series 1997, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)(d)                                    0.33%     07/01/17         900            900,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Queens College); Series 1999
     A, VRD RB (LOC-Bank of America, N.A.)(a)(b)       0.33%     03/01/19       4,825          4,825,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Roman Catholic Diocese of
     Charlotte, North Carolina); Series 2000, VRD
     RB (LOC-Wells Fargo Bank, N.A.)(a)(b)             0.33%     06/01/17       6,710          6,710,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Angel Medical Center, Inc.);
     Series 2007, VRD Health Care Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.33%     04/01/31       1,325          1,325,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Carolina Village, Inc.); Series
     2008 C, VRD Retirement Facilities First
     Mortgage RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     04/01/30       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Cornelia Nixon Davis Nursing
     Home, Inc.); Series 2003, VRD Health Care
     Facilities RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.48%     02/01/28       3,815          3,815,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Lincoln Health System); Series
     1996 A, VRD Hospital RB (LOC-Bank of America,
     N.A.)(a)(b)(d)                                    0.35%     04/01/16       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (WestCare Health System Obligated
     Group); Series 2002 A, VRD Hospital RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     09/01/22       7,600          7,600,000
--------------------------------------------------------------------------------------------------------
  Union (County of); Series 2009, VRD Enterprise
     Systems RB (LOC-Bank of America, N.A.)(a)(b)      0.38%     06/01/34      10,000         10,000,000
--------------------------------------------------------------------------------------------------------
  University of North Carolina Board of Governors;
     Series 2006 A, Commercial Paper Bonds             0.35%     09/21/09      12,600         12,600,000
--------------------------------------------------------------------------------------------------------
     Series 2006 A, Commercial Paper Bonds             0.40%     10/08/09       6,650          6,650,000
--------------------------------------------------------------------------------------------------------
  Wake (County of); Series 2008, Unlimited Tax GO
     BAN(f)                                            3.50%     10/15/09       2,500          2,505,334
========================================================================================================
                                                                                             118,145,334
========================================================================================================


OHIO-3.89%

  Butler (County of) (CCAO Low Cost Capital Pooled
     Financing Program); Sr. Series 2005 A, VRD
     Capital Funding RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                       0.30%     06/01/35       9,260          9,260,000
--------------------------------------------------------------------------------------------------------
  Cleveland (City of) Municipal School District;
     Series 2008, School Improvement Unlimited Tax
     GO BAN                                            2.50%     09/30/09      12,500         12,513,319
--------------------------------------------------------------------------------------------------------
  Columbus (City of) City School District; Series
     2009 B, School Facilities Construction &
     Improvement Unlimited Tax GO BAN                  1.50%     12/16/09       2,000          2,004,596
--------------------------------------------------------------------------------------------------------
  Columbus (City of) Regional Airport Authority
     (OASBO Expanded Asset Pooled Financing
     Program); Sr. Series 2005, VRD Capital
     Funding RB (LOC-U.S. Bank, N.A.)(a)(b)            0.30%     07/01/35       7,070          7,070,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

  Dublin (City of) City School District; Series
     2009, School Construction Unlimited Tax GO
     BAN                                               2.00%     10/15/09     $ 2,700     $    2,704,383
--------------------------------------------------------------------------------------------------------
  Hamilton (County of) (Drake Center, Inc.);
     Series 1999 A, VRD Hospital Facilities RB
     (LOC-U.S. Bank, N.A.)(a)(b)                       0.30%     06/01/19       5,475          5,475,000
--------------------------------------------------------------------------------------------------------
  Lorain (County of) (EMH Regional Medical
     Center); Series 2008, Ref. VRD Hospital
     Facilities RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.30%     11/01/21       6,130          6,130,000
--------------------------------------------------------------------------------------------------------
  Lorain (County of) Port Authority (St. Ignatius
     High School); Series 2008, VRD Educational
     Facilities RB (LOC-U.S. Bank, N.A.)(a)(b)         0.30%     08/02/38       2,050          2,050,000
--------------------------------------------------------------------------------------------------------
  Ohio (State of) (Goodwill Industries of the
     Miami Valley); Series 2003, VRD Economic
     Development RB (LOC-PNC Bank, N.A.)(a)(b)         0.29%     06/01/23       7,320          7,320,000
--------------------------------------------------------------------------------------------------------
  Ohio (State of) Higher Educational Facility
     Commission (Cleveland Institute of Music);
     Series 2005, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     05/01/30       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Vandalia-Butler City School District;
     Series 2009 A, School Improvement Unlimited
     Tax GO BAN                                        1.50%     03/01/10       2,000          2,007,389
--------------------------------------------------------------------------------------------------------
     Series 2009 B, School Improvement Unlimited
     Tax GO BAN                                        1.50%     03/01/10       3,000          3,011,120
========================================================================================================
                                                                                              62,045,807
========================================================================================================


OKLAHOMA-1.61%

  Oklahoma (County of) Finance Authority (Oxford
     Oaks, Watersedge & Gardens at Reding
     Apartments); Series 2000, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     07/15/30      23,695         23,695,000
--------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Industries Authority
     (Oklahoma Christian University); Series 2005,
     VRD Educational Facility RB (LOC-Bank of
     America, N.A.)(a)(b)                              0.42%     12/01/35       2,000          2,000,000
========================================================================================================
                                                                                              25,695,000
========================================================================================================


OREGON-1.55%

  Portland (City of) (The South Park Block);
     Series 1988 A, Ref. VRD MFH RB (LOC-Harris
     N.A.)(a)(b)                                       0.30%     12/01/11      10,750         10,750,000
--------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Oregon (State of)
     Department of Administrative Services);
     Series 11742, VRD COP(b)(c)(d)                    0.42%     05/01/32      14,000         14,000,000
========================================================================================================
                                                                                              24,750,000
========================================================================================================


PENNSYLVANIA-5.17%

  Allegheny (County of) Hospital Development
     Authority (Central Blood Bank); Series 1992,
     VRD Health Facilities RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     12/01/10       2,225          2,225,000
--------------------------------------------------------------------------------------------------------
  Allegheny (County of) Hospital Development
     Authority (The Children's Home of
     Pittsburgh); Series 2006 B, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                 0.29%     06/01/35       5,250          5,250,000
--------------------------------------------------------------------------------------------------------
  Allegheny (County of) Industrial Development
     Authority (Eleven Parkway Center Associates);
     Series 1992, Ref. VRD Commercial Development
     RB (LOC-PNC Bank, N.A.)(a)(b)                     0.29%     12/15/12       1,795          1,795,000
--------------------------------------------------------------------------------------------------------
  Allegheny (County of) Industrial Development
     Authority (Oakland Catholic High School);
     Series 2007, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     06/01/38       1,440          1,440,000
--------------------------------------------------------------------------------------------------------
  Allegheny (County of) Industrial Development
     Authority (United Jewish Federation of
     Greater Pittsburgh); Series 1995 B, VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)(d)                     0.29%     10/01/25       3,150          3,150,000
--------------------------------------------------------------------------------------------------------
  Benzinger (Township of) Hospital Authority (Elk
     Regional Health System); Series 2000, VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     12/01/30       1,240          1,240,000
--------------------------------------------------------------------------------------------------------
  Butler (County of) General Authority (New Castle
     Area School District); Series 2009 A, VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     03/01/29       3,140          3,140,000
--------------------------------------------------------------------------------------------------------
  Cumberland (County of) Municipal Authority
     (LSN/TLS Obligated Group); Series 2003 A, VRD
     RB (LOC-Wells Fargo Bank, N.A.)(a)(b)             0.33%     01/01/33       1,050          1,050,000
--------------------------------------------------------------------------------------------------------
  Fayette (County of) Hospital Authority (Mt.
     Macrina Manor); Series 2002, Ref. VRD Sr.
     Health & Housing Facilities RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.39%     09/01/18       3,065          3,065,000
--------------------------------------------------------------------------------------------------------
  Haverford (Township of) School District; Series
     2009, VRD Limited Tax GO (LOC-TD Bank,
     N.A.)(a)(b)                                       0.30%     03/01/30       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Hazleton (City of) Area Industrial Development
     Authority (MMI Preparatory School); Series
     1999, VRD RB (LOC-PNC Bank, N.A.)(a)(b)(d)        0.29%     10/01/24       2,650          2,650,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

  Lebanon (County of) Health Facilities Authority
     (E.C.C. Retirement Village); Series 2000, VRD
     RB (LOC-PNC Bank, N.A.)(a)(b)                     0.32%     10/15/25     $ 9,315     $    9,315,000
--------------------------------------------------------------------------------------------------------
  Luzerne (County of) Convention Center Authority;
     Series 2008 A, VRD Hotel Room Rental Tax RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     09/01/28       2,480          2,480,000
--------------------------------------------------------------------------------------------------------
  Luzerne (County of) Industrial Development
     Authority; Series 2005, VRD Gtd. Lease RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     11/01/26       2,400          2,400,000
--------------------------------------------------------------------------------------------------------
  Montgomery (County of) Industrial Development
     Authority (LaSalle College High School);
     Series 2008, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     11/01/38       1,875          1,875,000
--------------------------------------------------------------------------------------------------------
  Northeastern Pennsylvania (Region of) Hospital &
     Education Authority (Danville Area School
     District); Series 2009, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     05/01/38       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Mercy Health System of
     Southeastern Pennsylvania); Series 1999 E-1,
     VRD RB (LOC-PNC Bank, N.A.)(a)(b)                 0.29%     09/01/19       1,100          1,100,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Pennsylvania Treasury
     Department Hospital Enhancement Loan Program-
     J.C. Blair Memorial Hospital); Series 2007 A-
     1, VRD RB (LOC-PNC Bank, N.A.)(a)(b)              0.29%     03/01/19       3,470          3,470,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Kings
     College); Series 2003 L-2, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                 0.29%     05/01/18       1,660          1,660,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Mercyhurst
     College); Series 1999 E-1, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                 0.29%     11/01/19       1,485          1,485,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Moore College
     of Art & Design); Series 2000 F-1, VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)(d)                     0.29%     05/01/20       2,050          2,050,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Rosemont
     College); Series 2004 O, VRD RB (LOC-Wells
     Fargo Bank, N.A.)(a)(b)                           0.31%     11/01/34       5,500          5,500,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-The Waynesburg
     College); Series 2004 N-2, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                 0.29%     05/01/34       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Quakertown (Borough of) General Authority
     (Pooled Financing Program); Series 1996 A,
     VRD RB (LOC-PNC Bank, N.A.)(a)(b)                 0.31%     07/01/26       4,010          4,010,000
--------------------------------------------------------------------------------------------------------
  Ridley (Township of) School District; Series
     2009, VRD Unlimited Tax GO (LOC-TD Bank,
     N.A.)(a)(b)                                       0.30%     11/01/29       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Upper Dauphin Industrial Development Authority
     (United Church of Christ Homes, Inc.); Series
     2001, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     12/01/26       6,000          6,000,000
========================================================================================================
                                                                                              82,350,000
========================================================================================================


RHODE ISLAND-0.94%

  Rhode Island (State of) & Providence
     Plantations; Series 2009, Unlimited GO TAN        2.50%     06/30/10       7,425          7,546,271
--------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (St. Andrew's School); Series
     1999, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)          0.34%     12/01/29       7,375          7,375,000
========================================================================================================
                                                                                              14,921,271
========================================================================================================


SOUTH CAROLINA-3.38%

  Charleston (County of); Series 2009 B, Ref.
     Unlimited Tax GO                                  2.00%     08/01/10       1,200          1,214,193
--------------------------------------------------------------------------------------------------------
  JPMorgan Chase PUTTERs (Berkeley (County of)
     School District); Series 2008-3253, VRD
     School Building Unlimited Tax GO(b)(c)(d)         0.44%     01/15/10       5,090          5,090,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Non-profit Institutions
     of Higher Learning (Columbia College); Series
     2001, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.38%     12/01/22       7,900          7,900,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Non-profit Institutions
     of Higher Learning (Morris College); Series
     1997, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(d)                                    0.38%     07/01/17         800            800,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Housing Finance &
     Development Authority (Runaway Bay
     Apartments); Series 2005, Ref. VRD MFH Rental
     RB (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     11/15/35       7,465          7,465,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

  South Carolina (State of) Jobs-Economic
     Development Authority (Heathwood Hall
     Episcopal School); Series 2001, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.33%     08/01/29     $ 1,200     $    1,200,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Lexington-Richland
     Alcohol & Drug Abuse Council Inc.); Series
     2009, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                        0.33%     05/01/39       4,500          4,500,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Porter-Gaud School);
     Series 2008, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     12/01/33      12,000         12,000,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (YMCA of Greenville);
     Series 2007, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     03/01/28       8,652          8,652,000
--------------------------------------------------------------------------------------------------------
  Spartanburg (County of) School District No. 2;
     Series 2009, Unlimited Tax GO                     3.00%     04/01/10       5,000          5,073,783
========================================================================================================
                                                                                              53,894,976
========================================================================================================


TENNESSEE-0.98%

  Chattanooga (City of) Health, Educational &
     Housing Facility Board (Windridge
     Apartments); Series 2003 A, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     05/15/33       3,175          3,175,000
--------------------------------------------------------------------------------------------------------
  Jackson (City of) Health, Educational & Housing
     Facility Board (Post House Jackson
     Apartments); Series 2002, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     10/15/32       3,970          3,970,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Hickory Trace Apartments);
     Series 2003, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(b)                      0.35%     03/01/33       4,750          4,750,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (The Park at Hermitage);
     Series 2004, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(b)                 0.30%     02/15/34       3,695          3,695,000
========================================================================================================
                                                                                              15,590,000
========================================================================================================


TEXAS-8.99%

  Arlington (City of);
     Series 2005 A, GO Commercial Paper Notes          0.40%     10/02/09       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
     Series 2005 A, GO Commercial Paper Notes          0.45%     10/14/09       7,500          7,500,000
--------------------------------------------------------------------------------------------------------
  Austin (City of) Housing Finance Corp. (Stassney
     Woods Apartments); Series 2004 A, Ref. VRD
     MFH RB (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     10/15/32       3,350          3,350,000
--------------------------------------------------------------------------------------------------------
  Bexar (County of) Housing Finance Corp.
     (Northwest Trails Apartments); Series 2004,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.32%     12/15/34       3,130          3,130,000
--------------------------------------------------------------------------------------------------------
  Dallas (County of) Community College District;
     Series 2009, Limited Tax GO                       1.50%     02/15/10       1,975          1,983,941
--------------------------------------------------------------------------------------------------------
  Denton (City of); Series 2009, Ref. Limited Tax
     GO                                                4.00%     02/15/10       1,325          1,344,946
--------------------------------------------------------------------------------------------------------
  Garland (City of); Series 2008, GO Commercial
     Paper Notes                                       0.40%     09/03/09      17,000         17,000,000
--------------------------------------------------------------------------------------------------------
  Gulf Coast Industrial Development Authority
     (Petrounited Terminals, Inc.); Series 1989,
     Ref. VRD RB (LOC-BNP Paribas)(a)(b)(d)(e)         0.32%     11/01/19       3,600          3,600,000
--------------------------------------------------------------------------------------------------------
  Harris (County of) Cultural Education Facilities
     Finance Corp. (Methodist Hospital System);
     Series 2009 C-1, Ref. RB                          0.55%     01/05/10       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Hockley (County of) Industrial Development Corp.
     (Amoco Corp.);
     Series 1983, VRD PCR(b)(e)                        0.75%     03/01/14      29,000         29,000,000
--------------------------------------------------------------------------------------------------------
     Series 1985, VRD PCR(b)(e)                        0.72%     11/01/19       9,000          9,000,000
--------------------------------------------------------------------------------------------------------
  Houston (City of) Higher Education Finance Corp.
     (Tierwester Oaks & Richfield Manor); Series
     2003 A, VRD Housing RB (LOC-Bank of New York
     Mellon)(a)(b)                                     1.20%     03/01/33       5,820          5,820,000
--------------------------------------------------------------------------------------------------------
  JPMorgan Chase PUTTERs (Spring Branch
     Independent School District); Series 2009-
     3377, VRD Limited Tax Schoolhouse GO(b)(c)(d)     0.34%     02/01/15       2,250          2,250,000
--------------------------------------------------------------------------------------------------------
  McKinney (City of) Independent School District;
     Series 2009, Ref. School Building Unlimited
     Tax GO                                            4.00%     02/15/10       4,645          4,715,227
--------------------------------------------------------------------------------------------------------
  Metropolitan Higher Education Authority
     (University of Dallas); Series 1999, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.38%     05/01/19       9,100          9,100,000
--------------------------------------------------------------------------------------------------------
  San Gabriel (City of) Health Facilities
     Development Corp. (YMCA of Greater Williamson
     County); Series 2005, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                           0.32%     04/01/26       4,805          4,805,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Tarrant (County of) Cultural Education
     Facilities Finance Corp. (Forth Worth Museum
     of Science & History); Series 2008, VRD
     Incremental Draw RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)(d)                                    0.33%     06/01/38     $19,000     $   19,000,000
--------------------------------------------------------------------------------------------------------
  Tarrant (County of) Housing Finance Corp.
     (Sierra Springs Apartments); Series 1999,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.32%     02/15/27       7,760          7,760,000
--------------------------------------------------------------------------------------------------------
  Travis (County of); Series 2008, Limited Tax GO
     Ctfs.                                             3.25%     03/01/10       2,000          2,024,793
========================================================================================================
                                                                                             143,383,907
========================================================================================================


UTAH-0.17%

  Duchesne School District Municipal Building
     Authority; Series 2005, VRD Lease RB
     (LOC-U.S. Bank, N.A.)(a)(b)                       0.28%     06/01/21       2,700          2,700,000
========================================================================================================


VIRGINIA-3.41%

  Alexandria (City of) Industrial Development
     Authority (Institute for Defense Analyses);
     Series 2006, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                  0.34%     10/01/35       9,875          9,875,000
--------------------------------------------------------------------------------------------------------
  Charlottesville (City of) Industrial Development
     Authority (University of Virginia
     Foundation); Series 2006 B, VRD Educational
     Facilities RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.32%     12/01/37       2,930          2,930,000
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Economic Development
     Authority (Capital Hospice); Series 2009, VRD
     Health Care Facilities RB (LOC-Branch Banking
     & Trust Co.)(a)(b)                                0.33%     01/01/34       6,050          6,050,000
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Economic Development
     Authority (Vienna II Metrorail Station);
     First Series 1999, Parking RB(f)(g)               6.00%     09/01/09       1,650          1,683,000
--------------------------------------------------------------------------------------------------------
     First Series 1999, Parking RB(f)(g)               6.00%     09/01/09       1,750          1,785,000
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Industrial Development
     Authority (Inova Health System Foundation);
     Series 2009 A, Health Care RB                     3.00%     05/15/10       3,000          3,049,218
--------------------------------------------------------------------------------------------------------
  Newport News (City of) Industrial Development
     Authority (Christopher Newport University
     Foundations); Series 2006, VRD Educational
     Facilities RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     08/01/36       2,035          2,035,000
--------------------------------------------------------------------------------------------------------
  Norfolk (City of) Economic Development Authority
     (Sentara Healthcare); Series 2009 A, Ref. VRD
     Hospital Facilities RB(b)                         0.70%     11/01/34       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Peninsula (Port of) Authority (Dominion
     Terminals Associates); Series 1987 C, Ref.
     VRD Coal Terminal RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                       0.35%     07/01/16       9,000          9,000,000
--------------------------------------------------------------------------------------------------------
  Suffolk (City of) Redevelopment & Housing
     Authority (Oak Springs Apartments, L.L.C.);
     Series 1999, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(b)                      0.34%     12/01/19       1,390          1,390,000
--------------------------------------------------------------------------------------------------------
  Virginia (State of) Public School Authority;
     Series 2009 IX, School Educational Technology
     RN                                                1.50%     04/15/10      11,460         11,534,078
========================================================================================================
                                                                                              54,331,296
========================================================================================================


WASHINGTON-1.98%

  King (County of) Renton School District No. 403;
     Series 2009, Ref. Unlimited Tax GO                5.00%     12/01/09       3,650          3,689,704
--------------------------------------------------------------------------------------------------------
  King (County of) Seattle School District No. 1;
     Series 2007 A, Limited Tax GO                     4.00%     12/01/09       4,545          4,584,829
--------------------------------------------------------------------------------------------------------
  Seattle (City of) Housing Authority (Bayview
     Manor); Series 1994 B, VRD Low-Income Housing
     Assistance RB (LOC-U.S. Bank, N.A.)(a)(b)         0.37%     05/01/19       2,480          2,480,000
--------------------------------------------------------------------------------------------------------
  Seattle (Port of) Industrial Development Corp.
     (Sysco Food Services of Seattle, Inc.);
     Series 1994, Ref. VRD RB(b)                       0.33%     11/01/25       8,000          8,000,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Higher Education
     Facilities Authority (Cornish College of the
     Arts); Series 2003 A, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                              0.40%     12/01/33       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Gonzaga Preparatory School, Inc.); Series
     2003, VRD Non-profit RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.38%     09/01/33       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Olympic Heights Apartments); Series 2002,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.32%     09/15/20       5,165          5,165,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

  Washington (State of) Housing Finance Commission
     (Valley View Apartments); Series 2002, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(b)                                   0.32%     09/15/20     $ 2,880     $    2,880,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (YMCA of Columbia-Willamette); Series 1999,
     VRD Non-profit RB (LOC-U.S. Bank, N.A.)(a)(b)     0.28%     08/01/24       2,500          2,500,000
========================================================================================================
                                                                                              31,499,533
========================================================================================================


WISCONSIN-3.89%

  Marathon (County of); Series 2009 A, Unlimited
     Tax GO Promissory Notes                           2.50%     12/01/09       2,835          2,847,343
--------------------------------------------------------------------------------------------------------
  Milwaukee (City of) Redevelopment Authority
     (University of Wisconsin-Milwaukee
     Kenilworth); Series 2005, VRD Lease RB
     (LOC-U.S. Bank, N.A.)(a)(b)                       0.39%     09/01/40       6,375          6,375,000
--------------------------------------------------------------------------------------------------------
  Milwaukee (City of); Series 2005 V-8, VRD
     Corporate Purpose Unlimited Tax GO(b)             0.32%     02/01/25      20,200         20,200,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Concordia University of
     Wisconsin, Inc.); Series 2009, Ref. VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.39%     05/01/39       4,000          4,000,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Indian Community School
     of Milwaukee, Inc.);
     Series 2006, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     12/01/36       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
     Series 2007, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     12/01/36      11,000         11,000,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Jewish Home & Care
     Center, Inc.); Series 2006, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     03/01/36       6,500          6,500,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Lawrence University of
     Wisconsin); Series 2009, Ref. VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.39%     02/01/39       4,145          4,145,000
========================================================================================================
                                                                                              62,067,343
========================================================================================================
TOTAL INVESTMENTS(h)(i)-100.27% (Cost
  $1,598,366,493)                                                                          1,598,366,493
========================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.27)%                                                         (4,289,963)
========================================================================================================
NET ASSETS-100.00%                                                                        $1,594,076,530
________________________________________________________________________________________________________
========================================================================================================




Investment Abbreviations:

BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
Gtd.     - Guaranteed
IDR      - Industrial Development Revenue Bonds
LOC      - Letter of Credit
MFH      - Multi-Family Housing
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax-Exempt Receipts
RB       - Revenue Bonds
Ref.     - Refunding
RN       - Revenue Notes
Sr.      - Senior
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


Notes to Schedule of Investments:

(a) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(b) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(c) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2009 was $114,980,000, which represented 7.21% of the Fund's Net Assets.
(e) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(f) Advance refunded; secured by an escrow fund of U.S. Government obligations.
(g) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)   Also represents cost for federal income tax purposes.
(i) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

     ENTITIES                                                                           PERCENTAGE
     ---------------------------------------------------------------------------------------------
     JPMorgan Chase Bank, N.A.                                                             21.1%
     ---------------------------------------------------------------------------------------------
     Wells Fargo Bank, N.A.                                                                 9.5
     ---------------------------------------------------------------------------------------------
     Branch Banking & Trust Co.                                                             7.8
     ---------------------------------------------------------------------------------------------
     Bank of America, N.A.                                                                  7.5
     ---------------------------------------------------------------------------------------------
     Federal National Mortgage Association                                                  7.5
     ---------------------------------------------------------------------------------------------
     PNC Bank, N.A.                                                                         5.9
     _____________________________________________________________________________________________
     =============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2009



                                                                                                                  GOVERNMENT
                                    LIQUID ASSETS       STIC PRIME          TREASURY           GOVERNMENT        TAXADVANTAGE
                                      PORTFOLIO          PORTFOLIO         PORTFOLIO       & AGENCY PORTFOLIO      PORTFOLIO
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------

ASSETS:

Investments, at value and cost     $29,314,843,912    $4,142,704,482    $ 9,991,829,470      $ 6,647,854,365     $640,070,361
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Repurchase agreements, at value
  and cost                           2,567,529,081       324,090,075     11,770,123,131        8,316,063,065               --
================================   ===============    ==============    ===============    ==================    ============
     Total investments, at value
       and cost                     31,882,372,993     4,466,794,557     21,761,952,601       14,963,917,430      640,070,361
================================   ===============    ==============    ===============    ==================    ============
Cash                                            --            12,771                 --               13,390           49,975
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Receivables for:
  Investments sold                      12,365,166                --                 --                   --               --
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Interest                              21,720,578           158,106            284,695            1,799,831          297,791
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Fund expenses absorbed                   377,594           364,749          1,897,113              394,533           35,265
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Investment for trustee deferred
  compensation and retirement
  plans                                    395,400           201,113            174,044               63,265           38,053
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Other assets                               727,855           344,649            256,289              255,768           25,326
________________________________   _______________    ______________    _______________    __________________    ____________
================================   ===============    ==============    ===============    ==================    ============
     Total assets                   31,917,959,586     4,467,875,945     21,764,564,742       14,966,444,217      640,516,771
________________________________   _______________    ______________    _______________    __________________    ____________
================================   ===============    ==============    ===============    ==================    ============


LIABILITIES:

Payables for:
  Investments purchased                598,633,396                --        464,462,884                   --               --
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Fund shares reacquired                        55                --                 --                   --               --
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Amount due custodian                     393,627                --                 --                   --               --
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Dividends                              8,056,914           303,253            991,730            2,097,255           40,441
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Accrued fees to affiliates             1,271,009           476,652          2,353,175              872,068           95,436
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Accrued operating expenses               357,586           112,673            261,793               34,901           38,623
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Trustee deferred compensation
  and retirement plans                   2,575,874         1,023,739          1,110,978              440,524           79,798
================================   ===============    ==============    ===============    ==================    ============
     Total liabilities                 611,288,461         1,916,317        469,180,560            3,444,748          254,298
================================   ===============    ==============    ===============    ==================    ============
Net assets applicable to shares
  outstanding                      $31,306,671,125    $4,465,959,628    $21,295,384,182      $14,962,999,469     $640,262,473
________________________________   _______________    ______________    _______________    __________________    ____________
================================   ===============    ==============    ===============    ==================    ============


NET ASSETS CONSIST OF:

Shares of beneficial interest      $31,304,242,545    $4,464,875,266    $21,294,087,404      $14,962,479,481     $640,205,651
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Undistributed net investment
  income                                 2,304,696           779,191            796,235              273,795           40,011
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Undistributed net realized gain
  (loss)                                   123,884           305,171            500,543              246,193           16,811
================================   ===============    ==============    ===============    ==================    ============
                                   $31,306,671,125    $4,465,959,628    $21,295,384,182      $14,962,999,469     $640,262,473
________________________________   _______________    ______________    _______________    __________________    ____________
================================   ===============    ==============    ===============    ==================    ============
                                      TAX-FREE
                                    CASH RESERVE
                                      PORTFOLIO
--------------------------------   --------------

ASSETS:

Investments, at value and cost     $1,598,366,493
--------------------------------   --------------
Repurchase agreements, at value
  and cost                                     --
================================   ==============
     Total investments, at value
       and cost                     1,598,366,493
================================   ==============
Cash                                           --
--------------------------------   --------------
Receivables for:
  Investments sold                      3,225,000
--------------------------------   --------------
  Interest                              1,983,372
--------------------------------   --------------
  Fund expenses absorbed                  134,725
--------------------------------   --------------
Investment for trustee deferred
  compensation and retirement
  plans                                    72,322
--------------------------------   --------------
Other assets                              158,926
________________________________   ______________
================================   ==============
     Total assets                   1,603,940,838
________________________________   ______________
================================   ==============


LIABILITIES:

Payables for:
  Investments purchased                 8,254,380
--------------------------------   --------------
  Fund shares reacquired                       --
--------------------------------   --------------
  Amount due custodian                    891,166
--------------------------------   --------------
  Dividends                               100,732
--------------------------------   --------------
  Accrued fees to affiliates              168,446
--------------------------------   --------------
  Accrued operating expenses               69,796
--------------------------------   --------------
Trustee deferred compensation
  and retirement plans                    379,788
================================   ==============
     Total liabilities                  9,864,308
================================   ==============
Net assets applicable to shares
  outstanding                      $1,594,076,530
________________________________   ______________
================================   ==============


NET ASSETS CONSIST OF:

Shares of beneficial interest      $1,594,119,445
--------------------------------   --------------
Undistributed net investment
  income                                       --
--------------------------------   --------------
Undistributed net realized gain
  (loss)                                  (42,915)
================================   ==============
                                   $1,594,076,530
________________________________   ______________
================================   ==============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        SHORT-TERM INVESTMENTS TRUST

August 31, 2009


                                                                                                GOVERNMENT       GOVERNMENT
                                       LIQUID ASSETS       STIC PRIME          TREASURY          & AGENCY       TAXADVANTAGE
                                         PORTFOLIO          PORTFOLIO         PORTFOLIO          PORTFOLIO        PORTFOLIO
-----------------------------------   ---------------    --------------    ---------------    --------------    ------------


NET ASSETS:

Institutional Class                   $20,264,356,102    $2,573,720,722    $ 4,882,281,593    $9,814,844,729    $535,957,119
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Private Investment Class              $   748,744,103    $  429,979,208    $ 2,267,918,987    $  781,263,504    $ 42,922,415
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Personal Investment Class             $   145,662,783    $  181,407,070    $   211,723,223    $   17,751,988    $ 12,116,971
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Cash Management Class                 $ 3,194,408,070    $  914,098,732    $11,498,816,775    $1,924,915,875    $ 25,730,669
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Reserve Class                         $    73,019,998    $    9,340,596    $    29,733,920    $  139,398,750    $  5,747,244
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Resource Class                        $   800,343,006    $  223,531,605    $   365,409,087    $  486,522,012    $ 17,773,495
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Corporate Class                       $ 6,080,137,063    $  133,881,695    $ 2,039,500,597    $1,798,302,611    $     14,560
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                    20,262,455,303     2,574,138,897      4,881,891,723     9,814,575,825     535,893,705
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Private Investment Class                  748,686,863       430,049,832      2,267,818,160       781,207,982      42,942,208
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Personal Investment Class                 145,650,283       181,347,021        211,638,281        17,748,109      12,117,440
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Cash Management Class                   3,194,079,649       914,061,537     11,498,193,426     1,924,832,638      25,725,110
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Reserve Class                              73,017,223         9,341,830         29,708,952       139,398,619       5,745,387
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Resource Class                            800,303,906       223,502,841        365,351,864       486,480,032      17,770,627
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Corporate Class                         6,080,048,816       133,863,292      2,039,474,554     1,798,271,508          14,560
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Net asset value, offering and
  redemption price per share for
  each class                          $          1.00    $         1.00    $          1.00    $         1.00    $       1.00
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
                                        TAX-FREE
                                      CASH RESERVE
                                        PORTFOLIO
-----------------------------------   ------------


NET ASSETS:

Institutional Class                   $829,400,479
___________________________________   ____________
===================================   ============
Private Investment Class              $206,397,720
___________________________________   ____________
===================================   ============
Personal Investment Class             $  7,414,448
___________________________________   ____________
===================================   ============
Cash Management Class                 $360,427,435
___________________________________   ____________
===================================   ============
Reserve Class                         $ 14,830,931
___________________________________   ____________
===================================   ============
Resource Class                        $129,077,653
___________________________________   ____________
===================================   ============
Corporate Class                       $ 46,527,864
___________________________________   ____________
===================================   ============


SHARES OUTSTANDING, $0.01 PAR VALUE
  PER SHARE,
  UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                    829,359,918
___________________________________   ____________
===================================   ============
Private Investment Class               206,376,863
___________________________________   ____________
===================================   ============
Personal Investment Class                7,410,508
___________________________________   ____________
===================================   ============
Cash Management Class                  360,443,603
___________________________________   ____________
===================================   ============
Reserve Class                           14,827,667
___________________________________   ____________
===================================   ============
Resource Class                         129,071,970
___________________________________   ____________
===================================   ============
Corporate Class                         46,545,423
___________________________________   ____________
===================================   ============
Net asset value, offering and
  redemption price per share for
  each class                          $       1.00
___________________________________   ____________
===================================   ============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the year ended August 31, 2009



                                                                                       GOVERNMENT &     GOVERNMENT       TAX-FREE
                                       LIQUID ASSETS     STIC PRIME      TREASURY         AGENCY       TAXADVANTAGE    CASH RESERVE
                                         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------

INVESTMENT INCOME:

Interest                                $328,794,854    $70,351,228    $118,800,880     $86,956,379     $2,639,599      $32,064,698
====================================   =============    ===========    ============    ============    ============    ============


EXPENSES:

Advisory fees                             37,035,041      9,571,678      34,591,158      11,784,895        728,250        5,159,907
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Administrative services fees               1,250,701        701,433       1,201,823         863,547        152,498          529,144
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Custodian fees                             1,009,624        279,337         968,242         396,708         17,624          117,837
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Distribution fees:
  Private Investment Class                 3,561,154      2,772,949       8,079,641       3,754,826        222,350        1,162,151
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Personal Investment Class                1,010,252      2,319,285       2,563,282         175,721        125,690           73,331
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Cash Management Class                    2,864,181      1,240,081      11,689,077       1,793,949         22,267          633,670
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Reserve Class                              494,372        193,661         464,229       1,432,976         79,511          221,709
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Resource Class                           1,741,399        582,661       1,041,867       1,287,690         55,066          385,744
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Corporate Class                            906,814        138,631         635,149         326,299             29           29,811
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Transfer agent fees                        2,222,102        574,301       2,075,469       1,060,640         36,195          220,946
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Trustees' and officers' fees and
  benefits                                   784,923        239,859         723,069         351,974         28,916          105,685
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Treasury Guarantee Program Fee             8,035,286      2,847,846       5,378,059       2,195,222         86,800        1,142,712
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Other                                      1,414,496        483,465       1,089,755         489,752        161,431          366,516
====================================   =============    ===========    ============    ============    ============    ============
     Total expenses                       62,330,345     21,945,187      70,500,820      25,914,199      1,716,627       10,149,163
====================================   =============    ===========    ============    ============    ============    ============
Less: Fees waived and expenses
  reimbursed                             (15,530,500)    (7,002,115)    (22,753,253)     (3,998,491)      (879,243)      (2,057,670)
====================================   =============    ===========    ============    ============    ============    ============
     Net expenses                         46,799,845     14,943,072      47,747,567      21,915,708        837,384        8,091,493
====================================   =============    ===========    ============    ============    ============    ============
Net investment income                    281,995,009     55,408,156      71,053,313      65,040,671      1,802,215       23,973,205
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Net realized gain (loss) from
  Investment securities*                     123,884        305,215         500,543         246,194         16,810          (22,317)
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Net increase in net assets resulting
  from operations                       $282,118,893    $55,713,371    $ 71,553,856     $65,286,865     $1,819,025      $23,950,888
____________________________________   _____________    ___________    ____________    ____________    ____________    ____________
====================================   =============    ===========    ============    ============    ============    ============


* Includes net gains (losses) from securities sold to affiliates of $(23,999) for STIC Prime Portfolio.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2009 and 2008



                                                                    LIQUID ASSETS                          STIC PRIME
                                                                      PORTFOLIO                             PORTFOLIO
                                                         ----------------------------------    ----------------------------------
                                                               2009               2008               2009               2008
------------------------------------------------------   ----------------------------------    ----------------------------------

OPERATIONS:

  Net investment income                                  $   281,995,009    $   986,572,354    $    55,408,156     $  272,687,296
------------------------------------------------------   ----------------------------------    ----------------------------------
  Net realized gain                                              123,884          1,539,599            305,215              3,889
======================================================   ==================================    ==================================
     Net increase in net assets resulting from
       operations                                            282,118,893        988,111,953         55,713,371        272,691,185
======================================================   ==================================    ==================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Institutional Class                                       (206,290,882)      (773,192,230)       (32,817,124)      (146,818,532)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                    (7,319,950)       (31,025,738)        (4,020,690)       (23,117,055)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                   (1,098,666)        (2,841,961)        (2,109,396)       (13,040,776)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                      (30,960,183)      (109,567,367)       (10,697,427)       (58,987,907)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                                 (352,311)        (1,010,156)          (138,538)        (1,359,320)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                              (9,864,204)       (35,278,874)        (2,445,214)       (17,656,026)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                            (26,106,523)       (33,658,480)        (3,181,343)       (11,706,176)
======================================================   ==================================    ==================================
     Total distributions from net investment income         (281,992,719)      (986,574,806)       (55,409,732)      (272,685,792)
======================================================   ==================================    ==================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS:

  Institutional Class                                                 --           (197,561)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                            --            (10,599)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                           --               (899)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                               --            (26,909)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                                       --               (320)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                                      --             (9,119)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                                     --             (5,486)                --                 --
======================================================   ==================================    ==================================
     Total distributions from net realized gains                      --           (250,893)                --                --
======================================================   ==================================    ==================================
Share transactions-net:

  Institutional Class                                     (4,303,175,563)     6,485,194,440     (2,731,206,538)     1,825,565,067
------------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                  (126,828,864)       (10,251,643)      (270,897,781)        68,020,412
------------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                   26,894,700         37,348,782       (224,672,416)        (3,886,620)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                      195,654,142       (399,381,658)      (672,213,909)      (560,320,917)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                                3,939,027         29,830,265        (56,419,428)        34,800,968
------------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                            (409,146,795)        80,942,475       (259,113,502)       (87,586,032)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                          3,588,882,875      1,854,984,427       (255,308,233)      (227,262,617)
======================================================   ==================================    ==================================
     Net increase (decrease) in net assets resulting
       from share transactions                            (1,023,780,478)     8,078,667,088     (4,469,831,807)     1,049,330,261
======================================================   ==================================    ==================================
     Net increase (decrease) in net assets                (1,023,654,304)     8,079,953,342     (4,469,528,168)     1,049,335,654
======================================================   ==================================    ==================================


NET ASSETS:

  Beginning of year                                       32,330,325,429     24,250,372,087      8,935,487,796      7,886,152,142
======================================================   ==================================    ==================================
  End of year*                                           $31,306,671,125    $32,330,325,429    $ 4,465,959,628     $8,935,487,796
======================================================   ==================================    ==================================
  * Includes accumulated undistributed net investment
     income                                              $     2,304,696    $     2,055,978    $       779,191     $      780,767
______________________________________________________   __________________________________    __________________________________
======================================================   ==================================    ==================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2009 and 2008



                                                                     TREASURY
                                                                     PORTFOLIO                   GOVERNMENT & AGENCY PORTFOLIO
                                                        ----------------------------------    ----------------------------------
                                                              2009               2008               2009               2008
-----------------------------------------------------   ----------------------------------    ----------------------------------

OPERATIONS:

  Net investment income                                 $    71,053,313    $   335,668,195    $    65,040,671     $  132,995,480
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Net realized gain                                             500,543            796,700            246,194             21,064
=====================================================   ==================================    ==================================
     Net increase in net assets resulting from
       operations                                            71,553,856        336,464,895         65,286,865        133,016,544
=====================================================   ==================================    ==================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Institutional Class                                       (25,701,725)      (126,788,023)       (42,622,243)       (58,248,057)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                   (2,471,906)       (27,955,769)        (2,672,508)       (17,305,969)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                    (516,829)        (9,294,539)           (92,666)          (972,652)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                     (34,500,234)      (129,692,421)       (10,479,447)       (32,835,514)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                                 (41,384)        (1,376,658)          (301,499)        (2,453,107)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                             (1,598,019)       (13,276,060)        (3,340,436)        (9,649,256)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                            (6,223,216)       (27,284,725)        (5,531,872)       (11,530,925)
=====================================================   ==================================    ==================================
     Total distributions from net investment income         (71,053,313)      (335,668,195)       (65,040,671)      (132,995,480)
=====================================================   ==================================    ==================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS:

  Institutional Class                                                --           (473,796)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                           --           (118,403)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                          --            (50,942)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                              --           (448,296)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                                      --             (8,834)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                                     --            (63,609)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                                    --            (97,084)                --                 --
=====================================================   ==================================    ==================================
     Total distributions from net realized gains                     --         (1,260,964)                --                --
=====================================================   ==================================    ==================================
Share transactions-net:

  Institutional Class                                       242,973,439      1,333,176,443      7,843,243,506        642,476,996
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                1,114,086,769        (96,814,017)       276,550,984        (94,346,600)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                (259,366,509)        56,460,674        (12,012,488)         3,165,254
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                   3,941,697,008      4,723,195,817        896,833,637        297,723,799
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                              (6,658,701)       (33,371,096)         4,289,572        118,160,663
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                           (263,804,891)       253,473,111        160,815,277         28,128,419
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                         1,179,991,860        411,359,642      1,771,085,386       (290,582,602)
=====================================================   ==================================    ==================================
     Net increase (decrease) in net assets resulting
       from share transactions                            5,948,918,975      6,647,480,574     10,940,805,874        704,725,929
=====================================================   ==================================    ==================================
     Net increase (decrease) in net assets                5,949,419,518      6,647,016,310     10,941,052,068        704,746,993
=====================================================   ==================================    ==================================


NET ASSETS:

  Beginning of year                                      15,345,964,664      8,698,948,354      4,021,947,401      3,317,200,408
=====================================================   ==================================    ==================================
  End of year*                                          $21,295,384,182    $15,345,964,664    $14,962,999,469     $4,021,947,401
=====================================================   ==================================    ==================================
  * Includes accumulated undistributed net investment
     income                                             $       796,235    $       320,482    $       273,795     $      252,731
_____________________________________________________   __________________________________    __________________________________
=====================================================   ==================================    ==================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2009 and 2008



                                                                               GOVERNMENT TAXADVANTAGE
                                                                                      PORTFOLIO
                                                                            -----------------------------
                                                                                2009             2008
-------------------------------------------------------------------------   -----------------------------

OPERATIONS:

  Net investment income                                                     $  1,802,215    $  21,110,389
-------------------------------------------------------------------------   -----------------------------
  Net realized gain                                                               16,810           35,203
=========================================================================   =============================
     Net increase in net assets resulting from operations                      1,819,025       21,145,592
=========================================================================   =============================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Institutional Class                                                         (1,351,087)     (15,069,110)
-------------------------------------------------------------------------   -----------------------------
  Private Investment Class                                                      (160,241)      (1,337,006)
-------------------------------------------------------------------------   -----------------------------
  Personal Investment Class                                                      (35,690)        (320,868)
-------------------------------------------------------------------------   -----------------------------
  Cash Management Class                                                         (114,529)      (1,954,141)
-------------------------------------------------------------------------   -----------------------------
  Reserve Class                                                                  (18,594)        (318,949)
-------------------------------------------------------------------------   -----------------------------
  Resource Class                                                                (121,572)      (1,927,247)
-------------------------------------------------------------------------   -----------------------------
  Corporate Class                                                                   (181)        (182,620)
=========================================================================   =============================
     Total distributions from net investment income                           (1,801,894)     (21,109,941)
=========================================================================   =============================


SHARE TRANSACTIONS-NET:

  Institutional Class                                                        308,963,899      (94,498,613)
-------------------------------------------------------------------------   -----------------------------
  Private Investment Class                                                     2,380,209       (2,781,236)
-------------------------------------------------------------------------   -----------------------------
  Personal Investment Class                                                      871,302          258,055
-------------------------------------------------------------------------   -----------------------------
  Cash Management Class                                                       (3,370,792)     (64,212,095)
-------------------------------------------------------------------------   -----------------------------
  Reserve Class                                                               (6,774,557)         576,416
-------------------------------------------------------------------------   -----------------------------
  Resource Class                                                             (16,349,278)     (19,110,119)
-------------------------------------------------------------------------   -----------------------------
  Corporate Class                                                                    105              490
=========================================================================   =============================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          285,720,888     (179,767,102)
=========================================================================   =============================
     Net increase (decrease) in net assets                                   285,738,019     (179,731,451)
=========================================================================   =============================


NET ASSETS:

  Beginning of year                                                          354,524,454      534,255,905
=========================================================================   =============================
  End of year*                                                              $640,262,473    $ 354,524,454
=========================================================================   =============================
  * Includes accumulated undistributed net investment income                $     40,011    $       4,488
_________________________________________________________________________   _____________________________
=========================================================================   =============================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the year ended August 31, 2009, the period April 1, 2008 through August 31, 2008 and the year ended March 31, 2008



                                                                          TAX-FREE CASH RESERVE PORTFOLIO
                                                              ------------------------------------------------------
                                                                 YEAR ENDED      FIVE MONTHS ENDED      YEAR ENDED
                                                                 AUGUST 31,          AUGUST 31,          MARCH 31,
                                                                    2009                2008               2008
-----------------------------------------------------------   ------------------------------------------------------

OPERATIONS:

  Net investment income                                       $    23,973,205     $    28,410,124     $  128,045,234
-----------------------------------------------------------   ------------------------------------------------------
  Net realized gain (loss)                                            (22,317)             52,717            (64,510)
===========================================================   ======================================================
     Net increase in net assets resulting from operations          23,950,888          28,462,841        127,980,724
===========================================================   ======================================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Institutional Class                                             (13,009,492)        (18,070,278)       (90,092,433)
-----------------------------------------------------------   ------------------------------------------------------
  Private Investment Class                                         (1,828,224)         (1,635,408)        (5,907,971)
-----------------------------------------------------------   ------------------------------------------------------
  Personal Investment Class                                           (62,865)           (176,216)          (955,425)
-----------------------------------------------------------   ------------------------------------------------------
  Cash Management Class                                            (6,286,393)         (6,133,979)       (16,534,933)
-----------------------------------------------------------   ------------------------------------------------------
  Reserve Class                                                      (139,845)           (211,018)          (393,176)
-----------------------------------------------------------   ------------------------------------------------------
  Resource Class                                                   (1,628,204)         (1,617,168)        (8,334,594)
-----------------------------------------------------------   ------------------------------------------------------
  Corporate Class                                                  (1,018,182)           (566,057)        (5,826,702)
===========================================================   ======================================================
     Total distributions from net investment income               (23,973,205)        (28,410,124)      (128,045,234)
===========================================================   ======================================================


SHARE TRANSACTIONS-NET:

  Institutional Class                                            (936,106,159)     (1,491,090,115)       386,399,200
-----------------------------------------------------------   ------------------------------------------------------
  Private Investment Class                                        (94,497,894)         51,524,057         64,205,316
-----------------------------------------------------------   ------------------------------------------------------
  Personal Investment Class                                       (32,729,453)          5,678,676            794,543
-----------------------------------------------------------   ------------------------------------------------------
  Cash Management Class                                          (535,463,971)        106,134,034         68,418,687
-----------------------------------------------------------   ------------------------------------------------------
  Reserve Class                                                   (28,292,619)        (17,665,380)        48,055,399
-----------------------------------------------------------   ------------------------------------------------------
  Resource Class                                                 (132,418,789)         19,122,544       (138,677,567)
-----------------------------------------------------------   ------------------------------------------------------
  Corporate Class                                                   3,700,743        (103,848,507)       (13,522,471)
===========================================================   ======================================================
     Net increase (decrease) in net assets resulting from
       share transactions                                      (1,755,808,142)     (1,430,144,691)       415,673,107
===========================================================   ======================================================
     Net increase (decrease) in net assets                     (1,755,830,459)     (1,430,091,974)       415,608,597
===========================================================   ======================================================


NET ASSETS:

  Beginning of year                                             3,349,906,989       4,779,998,963      4,364,390,366
-----------------------------------------------------------   ------------------------------------------------------
  End of year*                                                $ 1,594,076,530     $ 3,349,906,989     $4,779,998,963
-----------------------------------------------------------   ------------------------------------------------------
  * Includes accumulated undistributed net investment
     income                                                   $            --     $            --     $           --
___________________________________________________________   ______________________________________________________
===========================================================   ======================================================



NOTES TO FINANCIAL STATEMENTS

August 31, 2009

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the "Funds"). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.


52        SHORT-TERM INVESTMENTS TRUST

  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds' securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

        Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        The Funds may periodically participate in litigation related to each Fund's investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund's investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

        The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

        Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print, which is generally 45 days from the period-end date.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds' servicing agreements, that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. TREASURY GUARANTEE PROGRAM -- The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury's (the "Treasury Department") Temporary Guarantee Program for Money Market Funds (the "Program") as extended except as noted below. Under the Program, the Treasury Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of

53        SHORT-TERM INVESTMENTS TRUST
      liquidation is less than $0.995. On April 7, 2009, the Funds' Board approved Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio to participate in the final extension of the Program through September 18, 2009. The Program expired on September 18, 2009.

J. OTHER RISKS -- Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

        The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

        The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

        Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investments in municipal securities.

        There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

K. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The repurchase amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Advisor at an annual rate based on each Funds' average daily net assets as follows, respectively:

                                          FIRST $250     NEXT $250     OVER $500
                                            MILLION       MILLION       MILLION
--------------------------------------------------------------------------------
Liquid Assets Portfolio                      0.15%          0.15%         0.15%
--------------------------------------------------------------------------------
STIC Prime Portfolio                         0.15%          0.15%         0.15%
--------------------------------------------------------------------------------
Treasury Portfolio                           0.15%          0.15%         0.15%
--------------------------------------------------------------------------------
Government & Agency Portfolio                0.10%          0.10%         0.10%
--------------------------------------------------------------------------------
Government TaxAdvantage Portfolio            0.20%          0.15%         0.10%
--------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio              0.25%          0.25%         0.20%
--------------------------------------------------------------------------------




  Under the terms of a master sub-advisory agreement approved by shareholders of the Funds between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Funds, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Advisor(s).


54        SHORT-TERM INVESTMENTS TRUST

  Effective July 1, 2009, the Advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

                                                      PRIVATE       PERSONAL         CASH
                                  INSTITUTIONAL     INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
                                      CLASS            CLASS          CLASS          CLASS        CLASS        CLASS        CLASS
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                0.14%           0.44%          0.69%          0.22%         1.01%       0.34%         0.17%
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                   0.14%           0.44%          0.69%          0.22%         1.01%       0.30%         0.17%
-----------------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                     0.14%           0.44%          0.69%          0.22%         1.01%       0.30%         0.17%
-----------------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio          0.14%           0.44%          0.69%          0.22%         1.01%       0.30%         0.17%
-----------------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                            0.14%           0.39%          0.69%          0.22%         1.01%       0.30%         0.17%
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio        0.25%           0.50%          0.80%          0.33%         1.12%       0.41%         0.28%
-----------------------------------------------------------------------------------------------------------------------------------




  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Aim Distributors, Inc. ("IADI").

  Prior to July 1, 2009, the Advisor had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each Fund, except for Tax-Free Cash Reserve Portfolio which was limited to 0.22%, based on average daily net assets of such Fund, respectively.

  In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above:
(i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items or non-routine items, including payments to participate in the United States Treasury Temporary Guarantee Program; (v) expenses related to a merger or reorganization, as approved by the Funds' Board of Trustees; and (vi) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Funds may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Funds.

  For the year ended August 31, 2009, the Advisor waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Liquid Assets Portfolio                                    $13,047,959
----------------------------------------------------------------------
STIC Prime Portfolio                                         4,018,038
----------------------------------------------------------------------
Treasury Portfolio                                          12,248,387
----------------------------------------------------------------------
Government & Agency Portfolio                                  732,865
----------------------------------------------------------------------
Government TaxAdvantage Portfolio                              619,691
----------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                985,566
----------------------------------------------------------------------




  Further, Invesco Aim and/or IADI voluntarily waived fees and/or reimbursed expenses in order to increase the Fund's yields. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2009 are shown below:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT      RESERVE     RESOURCE     CORPORATE
                                              CLASS          CLASS          CLASS         CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                    $   12,515      $ 57,334       $     --      $ 81,725     $     --       $   --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                          275,838       481,150         23,643        47,778       38,288           --
---------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                          2,136,463       850,769        632,120       245,089      115,003        3,485
---------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                 369,950        29,259             --       510,768        4,245           --
---------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio              19,760        37,988          1,382        25,267        4,659           --
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                98,281        14,231         23,594        71,188       30,825          649
---------------------------------------------------------------------------------------------------------------------------




  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which each Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which each Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.


55        SHORT-TERM INVESTMENTS TRUST

  Under the terms of a master distribution agreement between Invesco Aim Distributors, Inc. ("IADI") and the Trust, IADI acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

  PRIVATE      PERSONAL        CASH
INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
   CLASS         CLASS         CLASS       CLASS       CLASS       CLASS
--------------------------------------------------------------------------
   0.50%         0.75%         0.10%        1.00%      0.20%        0.03%
--------------------------------------------------------------------------




  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

  IADI has contractually agreed through at least June 30, 2010, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
                                              CLASS          CLASS          CLASS        CLASS        CLASS        CLASS
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                       0.30%          0.55%          0.08%         0.87%       0.20%         0.03%
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                          0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                            0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                 0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio             0.25%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio               0.25%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------




  Pursuant to the agreement above, for the year ended August 31, 2009, IADI waived Plan fees of:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT      RESERVE     RESOURCE     CORPORATE
                                              CLASS          CLASS          CLASS         CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                    $1,424,462      $269,401      $  572,836     $ 64,268          N/A        N/A
---------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                        1,109,180       618,476         248,016       25,176      116,532        N/A
---------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                          3,231,856       683,542       2,337,815       60,350      208,374        N/A
---------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio               1,501,930        46,859         358,790      186,287      257,538        N/A
---------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio             111,175        33,517           4,454       10,337       11,013        N/A
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio               581,076        19,555         126,734       28,822       77,149        N/A
---------------------------------------------------------------------------------------------------------------------------




  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.


56        SHORT-TERM INVESTMENTS TRUST

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, August 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                 LEVEL 1         LEVEL 2         LEVEL 3          TOTAL
----------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio
  Short-term Investments                                           $--       $31,882,372,993       $--       $31,882,372,993
----------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio
  Short-term Investments                                            --         4,466,794,557        --         4,466,794,557
----------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio
  Short-term Investments                                            --        21,761,952,601        --        21,761,952,601
----------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio
  Short-term Investments                                            --        14,963,917,430        --        14,963,917,430
----------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio
  Short-term Investments                                            --           640,070,361        --           640,070,361
----------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio
  Short-term Investments                                            --         1,598,366,493        --         1,598,366,493
----------------------------------------------------------------------------------------------------------------------------



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2009, each Fund engaged in transactions with affiliates as listed below:

                                                 SECURITIES PURCHASES     SECURITIES SALES     NET REALIZED GAINS/(LOSSES)
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                             $2,779,039,971         $2,020,596,037                $     --
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                            --             28,327,644                 (23,999)
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                        4,999,972              5,000,000                      --
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                      2,169,309,982          3,217,754,042                      --
--------------------------------------------------------------------------------------------------------------------------



NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

  During the year ended August 31, 2009, the Funds in aggregate paid legal fees of $195,947 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (i) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco Aim, not to exceed the contractually agreed upon rate; or
(ii) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.


57        SHORT-TERM INVESTMENTS TRUST

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

TAX CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS PAID DURING THE YEARS ENDED AUGUST 31, 2009 AND 2008:

                                                                            2009                2008
                                                                      ORDINARY INCOME     ORDINARY INCOME
---------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                 $281,992,719        $986,825,699
---------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                      55,409,732         272,685,792
---------------------------------------------------------------------------------------------------------
Treasury Portfolio                                                        71,053,313         336,929,159
---------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                             65,040,671         132,995,480
---------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                          1,801,894          21,109,941
---------------------------------------------------------------------------------------------------------



TAX CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS PAID DURING THE YEAR ENDED AUGUST 31, 2009, THE PERIOD APRIL 1, 2008 THROUGH AUGUST 31, 2008 AND THE YEAR ENDED MARCH 31, 2008 WERE AS FOLLOWS:

                                                           YEAR ENDED       FIVE MONTHS ENDED        YEAR ENDED
                                                        AUGUST 31, 2009      AUGUST 31, 2008       MARCH 31, 2008
                                                        ORDINARY INCOME      ORDINARY INCOME      ORDINARY INCOME
                                                          -TAX-EXEMPT          -TAX-EXEMPT          -TAX-EXEMPT
-----------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                           $23,973,205          $28,410,124          $128,045,234
-----------------------------------------------------------------------------------------------------------------



TAX COMPONENTS OF NET ASSETS AT PERIOD-END:

                                    UNDISTRIBUTED    TEMPORARY BOOK/   CAPITAL LOSS   POST-OCTOBER        SHARES OF
                                   ORDINARY INCOME   TAX DIFFERENCES   CARRYFORWARD     DEFERRALS    BENEFICIAL INTEREST
------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio               $5,069,953       $(2,641,373)      $     --       $      --      $31,304,242,545
------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                   2,141,414        (1,057,052)            --              --        4,464,875,266
------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                     2,867,960        (1,139,809)            --        (431,373)      21,294,087,404
------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio            970,992          (451,004)            --              --       14,962,479,481
------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                              142,922           (86,100)            --              --          640,205,651
------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio          391,767          (391,767)       (25,886)        (17,029)       1,594,119,445
------------------------------------------------------------------------------------------------------------------------

                                      TOTAL NET
                                        ASSETS
--------------------------------------------------
Liquid Assets Portfolio            $31,306,671,125
--------------------------------------------------
STIC Prime Portfolio                 4,465,959,628
--------------------------------------------------
Treasury Portfolio                  21,295,384,182
--------------------------------------------------
Government & Agency Portfolio       14,962,999,469
--------------------------------------------------
Government TaxAdvantage
  Portfolio                            640,262,473
--------------------------------------------------
Tax-Free Cash Reserve Portfolio      1,594,076,530
--------------------------------------------------




  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The following Fund has a capital loss carryforward as of August 31, 2009 which expires as follows:

                                                               AUGUST 31, 2015     AUGUST 31, 2017     TOTAL*
-------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                     13,734              12,152         25,886
-------------------------------------------------------------------------------------------------------------



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2009, the following Funds had reclassification of permanent differences as listed below. These reclassifications had no effect on the net assets of each Fund.

                                                                  UNDISTRIBUTED NET       UNDISTRIBUTED NET
                                                                  INVESTMENT INCOME     REALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                $246,428               $(246,428)
------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                                      475,753                (475,753)
------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                            21,064                 (21,064)
------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                        35,202                 (35,202)
------------------------------------------------------------------------------------------------------------





58        SHORT-TERM INVESTMENTS TRUST

NOTE 9--SHARE INFORMATION

LIQUID ASSETS PORTFOLIO


                                                                                SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED                             YEAR ENDED
                                                                AUGUST 31, 2009(a)                       AUGUST 31, 2008
                                                       ------------------------------------   ------------------------------------
                                                            SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   115,210,746,376   $ 115,210,746,376    242,611,280,919   $ 242,611,280,919
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           5,348,698,563       5,348,698,563     15,741,392,603      15,741,392,603
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                          1,108,427,503       1,108,427,503        579,075,353         579,075,353
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  22,021,236,511      22,021,236,511     25,329,466,293      25,329,466,293
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             464,078,823         464,078,823        418,024,055         418,024,055
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          4,436,961,030       4,436,961,030      5,064,353,845       5,064,353,845
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        25,713,082,952      25,713,082,952     15,990,389,827      15,990,389,827
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                        92,389,548          92,389,548        315,840,903         315,840,903
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                               4,175,312           4,175,312         14,332,034          14,332,034
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                              1,019,143           1,019,143          2,213,082           2,213,082
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      19,297,845          19,297,845         74,242,103          74,242,103
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 423,816             423,816            987,190             987,190
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              9,417,843           9,417,843         31,419,191          31,419,191
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            11,816,258          11,816,258         10,728,123          10,728,123
==================================================================================================================================
Reacquired:
  Institutional Class                                  (119,606,311,487)   (119,606,311,487)  (236,441,927,382)   (236,441,927,382)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                          (5,479,702,739)     (5,479,702,739)   (15,765,976,280)    (15,765,976,280)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         (1,082,551,946)     (1,082,551,946)      (543,939,653)       (543,939,653)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                       (21,844,880,214)    (21,844,880,214)   (25,803,090,054)    (25,803,090,054)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (460,563,612)       (460,563,612)      (389,180,980)       (389,180,980)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (4,855,525,668)     (4,855,525,668)    (5,014,830,561)     (5,014,830,561)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       (22,136,016,335)    (22,136,016,335)   (14,146,133,523)    (14,146,133,523)
==================================================================================================================================
     Net increase (decrease) in share activity           (1,023,780,478)  $  (1,023,780,478)     8,078,667,088   $   8,078,667,088
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 17% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


59        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2009(a)                         AUGUST 31, 2008
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 12,290,583,897     $ 12,290,583,897      21,383,877,514     $ 21,383,877,514
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        3,931,182,671        3,931,182,671       6,609,152,463        6,609,152,463
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       3,996,774,649        3,996,774,649       5,521,580,502        5,521,580,502
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                4,111,368,752        4,111,368,752       6,200,992,322        6,200,992,322
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          229,777,763          229,777,763         629,801,275          629,801,275
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       1,256,286,686        1,256,286,686       1,868,876,942        1,868,876,942
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      1,622,091,750        1,622,091,750       2,194,033,150        2,194,033,150
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     10,313,548           10,313,548          41,300,601           41,300,601
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            2,693,226            2,693,226          14,603,803           14,603,803
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                           2,391,491            2,391,491          10,759,391           10,759,391
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    9,806,592            9,806,592          42,517,657           42,517,657
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              137,979              137,979             735,735              735,735
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,712,359            1,712,359          10,113,783           10,113,783
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          1,037,479            1,037,479           9,435,972            9,435,972
==================================================================================================================================
Reacquired:
  Institutional Class                                (15,032,103,983)     (15,032,103,983)    (19,599,613,048)     (19,599,613,048)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (4,204,773,678)      (4,204,773,678)     (6,555,735,854)      (6,555,735,854)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (4,223,838,556)      (4,223,838,556)     (5,536,226,513)      (5,536,226,513)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (4,793,389,253)      (4,793,389,253)     (6,803,830,896)      (6,803,830,896)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (286,335,170)        (286,335,170)       (595,736,042)        (595,736,042)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,517,112,547)      (1,517,112,547)     (1,966,576,757)      (1,966,576,757)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (1,878,437,462)      (1,878,437,462)     (2,430,731,739)      (2,430,731,739)
==================================================================================================================================
     Net increase (decrease) in share activity        (4,469,831,807)    $ (4,469,831,807)      1,049,330,261     $  1,049,330,261
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


60        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2009(a)                         AUGUST 31, 2008
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 51,181,133,777     $ 51,181,133,777      35,702,477,653     $ 35,702,477,653
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       13,590,064,578       13,590,064,578      12,408,071,616       12,408,071,616
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       2,462,023,476        2,462,023,476       3,848,088,844        3,848,088,844
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               49,522,914,925       49,522,914,925      43,463,616,238       43,463,616,238
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          327,457,354          327,457,354         293,150,353          293,150,353
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       2,023,916,969        2,023,916,969       2,414,003,153        2,414,003,153
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     24,071,126,166       24,071,126,166       9,474,545,118        9,474,545,118
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     13,766,545           13,766,545          41,928,037           41,928,037
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            1,355,282            1,355,282           6,962,558            6,962,558
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                             794,376              794,376           8,446,866            8,446,866
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    7,153,769            7,153,769          56,812,923           56,812,923
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               51,349               51,349             950,382              950,382
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,980,528            1,980,528           9,333,747            9,333,747
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          5,090,909            5,090,909          23,001,743           23,001,743
==================================================================================================================================
Reacquired:
  Institutional Class                                (50,951,926,883)     (50,951,926,883)    (34,411,229,247)     (34,411,229,247)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                      (12,477,333,091)     (12,477,333,091)    (12,511,848,191)     (12,511,848,191)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (2,722,184,361)      (2,722,184,361)     (3,800,075,036)      (3,800,075,036)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                    (45,588,371,686)     (45,588,371,686)    (38,797,233,344)     (38,797,233,344)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (334,167,404)        (334,167,404)       (327,471,831)        (327,471,831)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (2,289,702,388)      (2,289,702,388)     (2,169,863,789)      (2,169,863,789)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    (22,896,225,215)     (22,896,225,215)     (9,086,187,219)      (9,086,187,219)
==================================================================================================================================
     Net increase in share activity                    5,948,918,975     $  5,948,918,975       6,647,480,574     $  6,647,480,574
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 55% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


61        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2009(a)                         AUGUST 31, 2008
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 68,158,587,580     $ 68,158,587,580      39,421,527,465     $ 39,421,527,465
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        7,841,778,183        7,841,778,183       3,329,774,276        3,329,774,276
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         190,466,782          190,466,782         267,913,494          267,913,494
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               10,444,803,117       10,444,803,117       8,083,319,406        8,083,319,406
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          434,676,362          434,676,362         796,154,027          796,154,027
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       4,567,230,434        4,567,230,434       1,777,768,570        1,777,768,570
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      9,532,168,089        9,532,168,089       5,788,049,900        5,788,049,900
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     28,153,603           28,153,603          35,539,937           35,539,937
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            1,556,833            1,556,833           9,036,583            9,036,583
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                              34,041               34,041             300,434              300,434
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   10,189,620           10,189,620          30,877,868           30,877,868
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              398,039              398,039           2,051,959            2,051,959
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           2,237,117            2,237,117           6,546,978            6,546,978
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          2,892,316            2,892,316          10,452,613           10,452,613
==================================================================================================================================
Reacquired:
  Institutional Class                                (60,343,497,677)     (60,343,497,677)    (38,814,590,406)     (38,814,590,406)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (7,566,784,032)      (7,566,784,032)     (3,433,157,459)      (3,433,157,459)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                        (202,513,311)        (202,513,311)       (265,048,674)        (265,048,674)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (9,558,159,100)      (9,558,159,100)     (7,816,473,475)      (7,816,473,475)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (430,784,829)        (430,784,829)       (680,045,323)        (680,045,323)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (4,408,652,274)      (4,408,652,274)     (1,756,187,129)      (1,756,187,129)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (7,763,975,019)      (7,763,975,019)     (6,089,085,115)      (6,089,085,115)
==================================================================================================================================
     Net increase in share activity                   10,940,805,874     $ 10,940,805,874         704,725,929     $    704,725,929
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 38% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


62        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                             YEAR ENDED
                                                               AUGUST 31, 2009(a)                       AUGUST 31, 2008
                                                       ----------------------------------     ----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   2,232,883,956     $ 2,232,883,956      4,427,902,244     $ 4,427,902,244
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           274,551,140         274,551,140        472,405,429         472,405,429
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                          167,645,922         167,645,922        126,337,927         126,337,927
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    24,068,707          24,068,707        183,449,680         183,449,680
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            73,485,734          73,485,734        100,382,142         100,382,142
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           28,199,787          28,199,787        158,168,294         158,168,294
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             351,723             351,723         52,388,000          52,388,000
================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       1,279,524           1,279,524         14,691,932          14,691,932
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                               106,322             106,322            634,488             634,488
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                                   --                  --              6,420               6,420
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       139,970             139,970          2,206,800           2,206,800
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 1,093               1,093              7,655               7,655
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              120,734             120,734          1,745,022           1,745,022
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                 194                 194            182,654             182,654
================================================================================================================================
Reacquired:
  Institutional Class                                  (1,925,199,581)     (1,925,199,581)    (4,537,092,789)     (4,537,092,789)
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                          (272,277,253)       (272,277,253)      (475,821,153)       (475,821,153)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         (166,774,620)       (166,774,620)      (126,086,292)       (126,086,292)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                         (27,579,469)        (27,579,469)      (249,868,575)       (249,868,575)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (80,261,384)        (80,261,384)       (99,813,381)        (99,813,381)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (44,669,799)        (44,669,799)      (179,023,435)       (179,023,435)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            (351,812)           (351,812)       (52,570,164)        (52,570,164)
================================================================================================================================
     Net increase (decrease) in share activity            285,720,888     $   285,720,888       (179,767,102)    $  (179,767,102)
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


63        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                      SUMMARY OF SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------------------------------
                                                YEAR ENDED                          FIVE MONTHS ENDED                YEAR ENDED
                                            AUGUST 31, 2009(a)                       AUGUST 31, 2008               MARCH 31, 2008
                                    ----------------------------------     ----------------------------------     ---------------
                                        SHARES              AMOUNT             SHARES              AMOUNT              SHARES
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                7,425,779,177     $ 7,425,779,177      7,893,478,906     $ 7,893,478,906      29,180,701,441
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                        511,847,886         511,847,886        334,825,871         334,825,871         683,053,539
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                        13,445,479          13,445,479         32,787,412          32,787,412         147,256,006
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class              2,792,727,250       2,792,727,250      1,999,426,502       1,999,426,502       6,287,611,982
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                         27,969,701          27,969,701         82,462,913          82,462,913          89,382,790
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                       394,300,830         394,300,830        297,993,734         297,993,734       1,682,213,737
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                      763,229,887         763,229,887        400,391,562         400,391,562       1,492,840,952
=================================================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                    4,361,045           4,361,045          8,786,228           8,786,228          50,778,338
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                          1,750,991           1,750,991          1,483,611           1,483,611           4,943,626
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                            14,257              14,257             36,050              36,050              38,268
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                  6,129,570           6,129,570          5,430,385           5,430,385          14,407,512
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                            164,252             164,252            256,853             256,853             328,466
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                           896,000             896,000          1,076,175           1,076,175           8,318,683
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                          676,626             676,626            598,553             598,553             843,794
=================================================================================================================================
Reacquired:
  Institutional Class               (8,366,246,381)     (8,366,246,381)    (9,393,355,249)     (9,393,355,249)    (28,845,080,579)
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                       (608,096,771)       (608,096,771)      (284,785,425)       (284,785,425)       (623,791,849)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                       (46,189,189)        (46,189,189)       (27,144,786)        (27,144,786)       (146,499,731)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class             (3,334,320,791)     (3,334,320,791)    (1,898,722,853)     (1,898,722,853)     (6,233,600,807)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                        (56,426,572)        (56,426,572)      (100,385,146)       (100,385,146)        (41,655,857)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                      (527,615,619)       (527,615,619)      (279,947,365)       (279,947,365)     (1,829,209,987)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                     (760,205,770)       (760,205,770)      (504,838,622)       (504,838,622)     (1,507,207,217)
=================================================================================================================================
     Net increase (decrease) in
       share activity               (1,755,808,142)    $(1,755,808,142)    (1,430,144,691)    $(1,430,144,691)        415,673,107
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                    SUMMARY OF SHARE
                                        ACTIVITY
----------------------------------------------------
                                       YEAR ENDED
                                     MARCH 31, 2008
                                    ----------------
                                         AMOUNT
----------------------------------------------------
Sold:
  Institutional Class               $ 29,180,701,441
----------------------------------------------------
  Private Class                          683,053,539
----------------------------------------------------
  Personal Class                         147,256,006
----------------------------------------------------
  Cash Management Class                6,287,611,982
----------------------------------------------------
  Reserve Class                           89,382,790
----------------------------------------------------
  Resource Class                       1,682,213,737
----------------------------------------------------
  Corporate Class                      1,492,840,952
====================================================
Issued as reinvestment of
  dividends:
  Institutional Class                     50,778,338
----------------------------------------------------
  Private Class                            4,943,626
----------------------------------------------------
  Personal Class                              38,268
----------------------------------------------------
  Cash Management Class                   14,407,512
----------------------------------------------------
  Reserve Class                              328,466
----------------------------------------------------
  Resource Class                           8,318,683
----------------------------------------------------
  Corporate Class                            843,794
====================================================
Reacquired:
  Institutional Class                (28,845,080,579)
----------------------------------------------------
  Private Class                         (623,791,849)
----------------------------------------------------
  Personal Class                        (146,499,731)
----------------------------------------------------
  Cash Management Class               (6,233,600,807)
----------------------------------------------------
  Reserve Class                          (41,655,857)
----------------------------------------------------
  Resource Class                      (1,829,209,987)
----------------------------------------------------
  Corporate Class                     (1,507,207,217)
====================================================
     Net increase (decrease) in
       share activity               $    415,673,107
____________________________________________________
====================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


64        SHORT-TERM INVESTMENTS TRUST

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

                               INSTITUTIONAL CLASS

                                                           NET GAINS
                                NET ASSET                 (LOSSES) ON                 DIVIDENDS  DISTRIBUTIONS
                                  VALUE,       NET     SECURITIES (BOTH  TOTAL FROM   FROM NET      FROM NET
                                BEGINNING  INVESTMENT    REALIZED AND    INVESTMENT  INVESTMENT     REALIZED        TOTAL
                                OF PERIOD    INCOME       UNREALIZED)    OPERATIONS    INCOME        GAINS      DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Year ended 08/31/09               $1.00       $0.01(b)      $ 0.00          $0.01      $(0.01)       $   --         $(0.01)
Year ended 08/31/08                1.00        0.04(b)        0.00           0.04       (0.04)        (0.00)         (0.04)
Year ended 08/31/07                1.00        0.05           0.00           0.05       (0.05)           --          (0.05)
Year ended 08/31/06                1.00        0.04           0.00           0.04       (0.04)        (0.00)         (0.04)
Year ended 08/31/05                1.00        0.02           0.00           0.02       (0.02)           --          (0.02)
-----------------------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Year ended 08/31/09                1.00        0.01(b)        0.00           0.01       (0.01)           --          (0.01)
Year ended 08/31/08                1.00        0.03(b)        0.00           0.03       (0.03)           --          (0.03)
Year ended 08/31/07                1.00        0.05             --           0.05       (0.05)           --          (0.05)
Year ended 08/31/06                1.00        0.05             --           0.05       (0.05)           --          (0.05)
Year ended 08/31/05                1.00        0.02             --           0.02       (0.02)           --          (0.02)
-----------------------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Year ended 08/31/09                1.00        0.00(b)        0.00           0.00       (0.00)           --          (0.00)
Year ended 08/31/08                1.00        0.03(b)        0.00           0.03       (0.03)        (0.00)         (0.03)
Year ended 08/31/07                1.00        0.05           0.00           0.05       (0.05)           --          (0.05)
Year ended 08/31/06                1.00        0.04           0.00           0.04       (0.04)           --          (0.04)
Year ended 08/31/05                1.00        0.02           0.00           0.02       (0.02)        (0.00)         (0.02)
-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Year ended 08/31/09                1.00        0.01(b)        0.00           0.01       (0.01)           --          (0.01)
Year ended 08/31/08                1.00        0.03(b)        0.00           0.03       (0.03)           --          (0.03)
Year ended 08/31/07                1.00        0.05           0.00           0.05       (0.05)           --          (0.05)
Year ended 08/31/06                1.00        0.04           0.00           0.04       (0.04)           --          (0.04)
Year ended 08/31/05                1.00        0.02          (0.00)          0.02       (0.02)           --          (0.02)
-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Year ended 08/31/09                1.00        0.01(b)        0.00           0.01       (0.01)           --          (0.01)
Year ended 08/31/08                1.00        0.03(b)        0.00           0.03       (0.03)           --          (0.03)
Year ended 08/31/07                1.00        0.05           0.00           0.05       (0.05)           --          (0.05)
Year ended 08/31/06                1.00        0.04           0.00           0.04       (0.04)           --          (0.04)
Year ended 08/31/05                1.00        0.02           0.00           0.02       (0.02)           --          (0.02)
-----------------------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Year ended 08/31/09                1.00        0.01(b)       (0.00)          0.01       (0.01)           --          (0.01)
Five months ended 08/31/08         1.00        0.01(b)        0.00           0.01       (0.01)           --          (0.01)
Year ended 03/31/08                1.00        0.03          (0.00)          0.03       (0.03)           --          (0.03)
Year ended 03/31/07                1.00        0.03             --           0.03       (0.03)           --          (0.03)
Year ended 03/31/06                1.00        0.03             --           0.03       (0.03)           --          (0.03)
Year ended 03/31/05                1.00        0.01             --           0.01       (0.01)           --          (0.01)
_____________________________________________________________________________________________________________________________
=============================================================================================================================

                                                                           RATIO OF          RATIO OF
                                                                           EXPENSES          EXPENSES
                                                                          TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                                                          NET ASSETS      ASSETS WITHOUT   INVESTMENT
                                 NET ASSET               NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS       INCOME
                                VALUE, END    TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE
                                 OF PERIOD  RETURN(a)  (000S OMITTED)      ABSORBED          ABSORBED      NET ASSETS
----------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Year ended 08/31/09                $1.00       1.30%     $20,264,356         0.16%(c)          0.21%(c)       1.17%(c)
Year ended 08/31/08                 1.00       3.80       24,567,534         0.12              0.17           3.64
Year ended 08/31/07                 1.00       5.37       18,081,351         0.12              0.18           5.25
Year ended 08/31/06                 1.00       4.57       15,058,664         0.12              0.18           4.50
Year ended 08/31/05                 1.00       2.50       12,281,976         0.12              0.19           2.44
----------------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Year ended 08/31/09                 1.00       0.89        2,573,721         0.17(c)           0.23(c)        0.93(c)
Year ended 08/31/08                 1.00       3.63        5,304,800         0.12              0.18           3.46
Year ended 08/31/07                 1.00       5.38        3,479,266         0.12              0.19           5.25
Year ended 08/31/06                 1.00       4.59        4,723,582         0.12              0.19           4.53
Year ended 08/31/05                 1.00       2.52        4,567,205         0.12              0.19           2.48
----------------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Year ended 08/31/09                 1.00       0.39        4,882,282         0.15(c)           0.20(c)        0.37(c)
Year ended 08/31/08                 1.00       2.93        4,639,164         0.12              0.18           2.66
Year ended 08/31/07                 1.00       5.17        3,306,283         0.12              0.19           5.03
Year ended 08/31/06                 1.00       4.37        2,101,790         0.12              0.20           4.27
Year ended 08/31/05                 1.00       2.37        2,101,143         0.12              0.20           2.33
----------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Year ended 08/31/09                 1.00       0.73        9,814,845         0.14(c)           0.15(c)        0.60(c)
Year ended 08/31/08                 1.00       3.42        1,971,451         0.12              0.14           3.28
Year ended 08/31/07                 1.00       5.31        1,328,964         0.12              0.15           5.18
Year ended 08/31/06                 1.00       4.49        1,812,271         0.12              0.16           4.45
Year ended 08/31/05                 1.00       2.44          999,532         0.12              0.17           2.42
----------------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Year ended 08/31/09                 1.00       0.59          535,957         0.15(c)           0.30(c)        0.51(c)
Year ended 08/31/08                 1.00       3.28          226,983         0.12              0.24           3.30
Year ended 08/31/07                 1.00       5.21          321,456         0.12              0.30           5.08
Year ended 08/31/06                 1.00       4.41           80,104         0.12              0.37           4.31
Year ended 08/31/05                 1.00       2.39           82,845         0.12              0.41           2.40
----------------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Year ended 08/31/09                 1.00       0.91          829,400         0.27(c)           0.31(c)        1.04(c)
Five months ended 08/31/08          1.00       0.72        1,765,515         0.22(d)           0.25(d)        1.76(d)
Year ended 03/31/08                 1.00       3.28        3,256,572         0.22              0.25           3.23
Year ended 03/31/07                 1.00       3.41        2,870,218         0.22              0.25           3.36
Year ended 03/31/06                 1.00       2.53        1,892,111         0.22              0.27           2.49
Year ended 03/31/05                 1.00       1.24        2,117,055         0.22              0.27           1.24
______________________________________________________________________________________________________________________
======================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)  Calculated using average shares outstanding.
(c) Ratios are based on average daily net assets (000's omitted) of $17,036,064, $3,504,410, $6,729,478, $7,341,744, $283,091 and $1,264,662
     for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)  Annualized


65        SHORT-TERM INVESTMENTS TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees and Institutional Class
Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Institutional Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the "Trust") at August 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods then ended and the Institutional Class financial highlights for each of the periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. For Tax-Free Cash Reserve Portfolio, the Institutional Class financial highlights for the period ended March 31, 2005 were audited by another independent registered public accounting firm whose report dated May 18, 2005 expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

October 16, 2009
Houston, Texas



66        SHORT-TERM INVESTMENT TRUST

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2009 through August 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------------------
                                                                               HYPOTHETICAL
                                                                         (5% ANNUAL RETURN BEFORE
                                                      ACTUAL                     EXPENSES)
                                            ------------------------------------------------------
                               BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                             ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
    INSTITUTIONAL CLASS        (03/01/09)   (08/31/09)(1)  PERIOD(2,4)    (08/31/09)   PERIOD(2,5)   RATIO(3)
--------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio        $1,000.00      $1,003.00       $0.76       $1,024.45       $0.77        0.15%
--------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio            1,000.00       1,001.20        0.91        1,024.30        0.92        0.18
--------------------------------------------------------------------------------------------------------------
Treasury Portfolio              1,000.00       1,000.80        0.71        1,024.50        0.71        0.14
--------------------------------------------------------------------------------------------------------------
Government & Agency
  Portfolio                     1,000.00       1,001.50        0.66        1,024.55        0.66        0.13
--------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                     1,000.00       1,001.10        0.71        1,024.50        0.71        0.14
--------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve
  Portfolio                     1,000.00       1,001.30        1.46        1,023.74        1.48        0.29
--------------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Funds for the period March 1, 2009 through August 31, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
(3) Effective July 1, 2009, the Fund's advisor has contractually agreed, through at least June 30, 2010 to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses to 0.14% (after 12b-1 fee waivers) for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and 0.25% (after 12b-1 fee waivers) for Tax-Free Cash Reserve Portfolio. In addition, effective May 1, 2009 for Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and effective September 19, 2009 for Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio, participation in the United States Treasury Temporary Guarantee Program (the "Program") ended with the Program's final expiration date. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.14%, 0.14% and 0.25% for Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio, respectively. Restated annualized expense ratios for Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio remained the same.
(4) The actual expenses paid restated as if the changes discussed above in footnote 3 had been in effect throughout the entire most recent fiscal half year are $0.71, $0.71 and $1.26 for Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio, respectively. Restated actual expenses paid for Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio remained the same.
(5) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical expenses paid restated as if the changes discussed above in footnote 3 had been in effect throughout the entire most recent fiscal half year period are $0.71, $0.71 and $1.28 for Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio, respectively. Restated hypothetical expenses paid for Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio remained the same.


67        SHORT-TERM INVESTMENTS TRUST

------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
(LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO, GOVERNMENT & AGENCY PORTFOLIO, GOVERNMENT TAXADVANTAGE PORTFOLIO
AND TAX-FREE CASH RESERVE PORTFOLIO)

The Board of Trustees (the Board) of         strategies and limitations of these funds.   the year as part of their ongoing
Short-Term Investments Trust (the Trust)                                                  oversight of such Fund, and did not
is required under the Investment Company        In addition to their meetings             identify any particular factor that was
Act of 1940 to approve annually the          throughout the year, the Sub-Committees      controlling. Each Trustee may have
renewal of each series portfolio of the      meet at designated contract renewal          evaluated the information provided
Trust's (each, a Fund) investment advisory   meetings each year to conduct an in-depth    differently from another Trustee and
agreement with Invesco Aim Advisors, Inc.    review of the performance, fees, expenses,   attributed different weight to the various
(Invesco Aim) and the Master Intergroup      and other matters related to their           factors. The Trustees recognized that the
Sub-Advisory Contract for Mutual Funds       assigned funds. During the contract          advisory arrangements and resulting
(the sub-advisory contracts) with Invesco    renewal process, the Trustees receive        advisory fees for each Fund and the other
Asset Management Deutschland GmbH, Invesco   comparative performance and fee data         AIM Funds are the result of years of
Asset Management Limited, Invesco Asset      regarding the AIM Funds prepared by an       review and negotiation between the
Management (Japan) Limited, Invesco          independent company, Lipper, Inc.            Trustees and Invesco Aim, that the
Australia Limited, Invesco Global Asset      (Lipper), under the direction and            Trustees may focus to a greater extent on
Management (N.A.), Inc., Invesco Hong Kong   supervision of the Senior Officer who        certain aspects of these arrangements in
Limited, Invesco Institutional (N.A.),       also prepares a separate analysis of this    some years than in others, and that the
Inc., Invesco Senior Secured Management,     information for the Trustees. Each           Trustees' deliberations and conclusions in
Inc. and Invesco Trimark Ltd.                Sub-Committee then makes recommendations     a particular year may be based in part on
(collectively, the Affiliated                to the Investments Committee regarding the   their deliberations and conclusions
Sub-Advisers). During contract renewal       fees and expenses of their assigned funds.   regarding these same arrangements
meetings held on June 16-17, 2009, the       The Investments Committee considers each     throughout the year and in prior years.
Board as a whole, and the disinterested or   Sub-Committee's recommendations and makes
"independent" Trustees voting separately,    its own recommendations regarding the fees      The discussion below serves as a
approved the continuance of each Fund's      and expenses of the AIM Funds to the full    summary of the Senior Officer's
investment advisory agreement and the        Board. The Investments Committee also        independent written evaluation with
sub-advisory contracts for another year,     considers each Sub-Committee's               respect to each Fund's investment advisory
effective July 1, 2009. In doing so, the     recommendations in making its annual         agreement as well as a discussion of the
Board determined that each Fund's            recommendation to the Board whether to       material factors and related conclusions
investment advisory agreement and            approve the continuance of each AIM Fund's   that formed the basis for the Board's
sub-advisory contracts are in the best       investment advisory agreement and            approval of each Fund's investment
interests of the Fund and its shareholders   sub-advisory contracts for another year.     advisory agreement and sub-advisory
and that the compensation to Invesco Aim                                                  contracts. Unless otherwise stated,
and the Affiliated Sub-Advisers under           The independent Trustees met separately   information set forth below is as of June
each Fund's investment advisory agreement    during their evaluation of each Fund's       17, 2009, and does not reflect any
and sub-advisory contracts is fair and       investment advisory agreement and            changes that may have occurred since that
reasonable.                                  sub-advisory contracts with independent      date, including but not limited to changes
                                             legal counsel. The independent Trustees      to a Fund's performance, advisory fees,
THE BOARD'S FUND EVALUATION PROCESS          were also assisted in their annual           expense limitations and/or fee waivers.
                                             evaluation of each Fund's investment
The Board's Investments Committee has        advisory agreement by the Senior Officer.    FACTORS AND CONCLUSIONS AND SUMMARY OF
established three Sub-Committees that are    One responsibility of the Senior Officer     INDEPENDENT WRITTEN FEE EVALUATION
responsible for overseeing the management    is to manage the process by which the AIM
of a number of the series portfolios of      Funds' proposed management fees are             A. Nature, Extent and Quality of
the AIM Funds. This SubCommittee structure   negotiated during the annual contract              Services Provided by Invesco Aim
permits the Trustees to focus on the         renewal process to ensure that they are
performance of the AIM Funds that have       negotiated in a manner that is at arms'      The Board reviewed the advisory services
been assigned to them. The Sub-Committees    length and reasonable. Accordingly, the      provided to each Fund by Invesco Aim under
meet throughout the year to review the       Senior Officer must either supervise a       the Fund's investment advisory agreement,
performance of their assigned funds, and     competitive bidding process or prepare an    the performance of Invesco Aim in
the Sub-Committees review monthly and        independent written evaluation. The Senior   providing these services, and the
quarterly comparative performance            Officer recommended that an independent      credentials and experience of the
information and periodic asset flow data     written evaluation be provided and, at the   officers and employees of Invesco Aim who
for their assigned funds. These materials    direction of the Board, prepared an          provide these services. The Board's review
are prepared under the direction and         independent written evaluation.              of the qualifications of Invesco Aim to
supervision of the independent Senior                                                     provide these services included the
Officer, an officer of the AIM Funds who        During the annual contract renewal        Board's consideration of Invesco Aim's
reports directly to the independent          process, the Board considered the factors    portfolio and product review process,
Trustees. Over the course of each year,      discussed below in evaluating the fairness   various back office support functions
the Sub-Committees meet with portfolio       and reasonableness of each Fund's            provided by Invesco Aim and its
managers for their assigned funds and        investment advisory agreement and            affiliates, and Invesco Aim's equity and
other members of management and review       sub-advisory contracts. The Board            fixed income trading operations. The Board
with these individuals the performance,      considered all of the information provided   concluded that the nature, extent and
investment objective(s), policies,           to them, including information provided at   quality of the advisory services provided
                                             their meetings throughout                    to each Fund by Invesco Aim are
                                                                                          appropriate and that Invesco Aim currently
                                                                                          is providing satisfactory


68   SHORT-TERM INVESTMENTS TRUST                                                                                          continued

advisory services in accordance with the     utilize the additional resources and         above the performance of the Index for the
terms of each Fund's investment advisory     talent of the Affiliated Sub-Advisers in     five year period. Although the
agreement. In addition, based on their       managing each Fund.                          independent written evaluation of the
ongoing meetings throughout the year with                                                 Fund's Senior Officer only considered
each Fund's portfolio manager or managers,       C. Fund Performance                      Fund performance through the most recent
the Board concluded that these individuals                                                calendar year, the Board also reviewed
are competent and able to continue to        The Board considered fund performance as a   more recent Fund performance and this
carry out their responsibilities under the   relevant factor in considering whether to    review did not change their conclusions.
Fund's investment advisory agreement.        approve the investment advisory agreement    The Board noted that, in response to the
                                             as well as the sub-advisory contracts for    Board's focus on fund performance, Invesco
   In determining whether to continue each   each Fund, as Invesco Institutional          Aim has taken a number of actions intended
Fund's investment advisory agreement, the    currently manages assets of each Fund.       to improve the investment process for the
Board considered the prior relationship                                                   funds.
between Invesco Aim and the Fund, as well    LIQUID ASSETS PORTFOLIO
as the Board's knowledge of Invesco Aim's                                                 TREASURY PORTFOLIO
operations, and concluded that it is         The Board compared the Fund's performance
beneficial to maintain the current           during the past one, three and five          The Board compared the Fund's performance
relationship, in part, because of such       calendar years to the performance of all     during the past one, three and five
knowledge. The Board also considered the     funds in the Lipper performance universe     calendar years to the performance of all
steps that Invesco Aim and its affiliates    that are not managed by Invesco Aim or an    funds in the Lipper performance universe
continue to take to improve the quality      Affiliated Sub-Adviser and against the       that are not managed by Invesco Aim or an
and efficiency of the services they          Lipper Institutional Money Market Funds      Affiliated Sub-Adviser and against the
provide to the AIM Funds in the areas of     Index. The Board noted that the Fund's       Lipper Institutional U.S. Treasury Money
investment performance, product line         performance was in the first quintile of     Market Funds Index. The Board noted that
diversification, distribution, fund          its performance universe for the one,        the Fund's performance was in the first
operations, shareholder services and         three and five year periods (the first       quintile of its performance universe for
compliance. The Board concluded that the     quintile being the best performing funds     the one, three and five year periods (the
quality and efficiency of the services       and the fifth quintile being the worst       first quintile being the best performing
Invesco Aim and its affiliates provide to    performing funds). The Board noted that      funds and the fifth quintile being the
the AIM Funds in each of these areas         the Fund's performance was above the         worst performing funds). The Board noted
support the Board's approval of the          performance of the Index for the one,        that the Fund's performance was above the
continuance of each Fund's investment        three and five year periods. Although the    performance of the Index for the one,
advisory agreement.                          independent written evaluation of the        three and five year periods. Although the
                                             Fund's Senior Officer only considered        independent written evaluation of the
   B. Nature, Extent and Quality of          Fund performance through the most recent     Fund's Senior Officer only considered
      Services Provided by Affiliated        calendar year, the Board also reviewed       Fund performance through the most recent
      Sub-Advisers                           more recent Fund performance and this        calendar year, the Board also reviewed
                                             review did not change their conclusions.     more recent Fund performance and this
The Board reviewed the services provided     The Board noted that, in response to the     review did not change their conclusions.
by the Affiliated Sub-Advisers under the     Board's focus on fund performance, Invesco   The Board noted that, in response to the
sub-advisory contracts and the credentials   Aim has taken a number of actions intended   Board's focus on fund performance, Invesco
and experience of the officers and           to improve the investment process for the    Aim has taken a number of actions intended
employees of the Affiliated Sub-Advisers     funds.                                       to improve the investment process for the
who provide these services. The Board                                                     funds.
concluded that the nature, extent and        STIC PRIME PORTFOLIO
quality of the services provided by the                                                   GOVERNMENT & AGENCY PORTFOLIO
Affiliated Sub-Advisers are appropriate.     The Board compared the Fund's performance
The Board noted that the Affiliated          during the past one, three and five          The Board compared the Fund's performance
Sub-Advisers, which have offices and         calendar years to the performance of all     during the past one, three and five
personnel that are geographically            funds in the Lipper performance universe     calendar years to the performance of all
dispersed in financial centers around the    that are not managed by Invesco Aim or an    funds in the Lipper performance universe
world, can provide research and other        Affiliated Sub-Adviser and against the       that are not managed by Invesco Aim or an
information and make recommendations on      Lipper Institutional Money Market Funds      Affiliated Sub-Adviser and against the
the markets and economies of various         Index. The Board noted that the Fund's       Lipper Institutional U.S. Government Money
countries and securities of companies        performance was in the third quintile of     Market Funds Index. The Board noted that
located in such countries or on various      its performance universe for the one year    the Fund's performance was in the second
types of investments and investment          period, the second quintile for the three    quintile for the one year period and in
techniques. The Board noted that             year period, and the first quintile for      the first quintile of its performance
investment decisions for each Fund are       the five year period (the first quintile     universe for the three and five year
made by Invesco Institutional (N.A.), Inc.   being the best performing funds and the      periods (the first quintile being the
(Invesco Institutional). The Board           fifth quintile being the worst performing    best performing funds and the fifth
concluded that the sub-advisory contracts    funds). The Board noted that the Fund's      quintile being the worst performing
benefit each Fund and its shareholders by    performance was below the performance of     funds). The Board noted that the Fund's
permitting Invesco Aim to                    the Index for the one and three year         performance was above the performance of
                                             periods, and                                 the Index for the one, three and five


69   SHORT-TERM INVESTMENTS TRUST                                                                                          continued

year periods. Although the independent       the Fund's performance was below the         management of the separately managed
written evaluation of the Fund's Senior      performance of the Index for the one year    accounts/wrap accounts by Invesco
Officer only considered Fund performance     period and above the performance of the      Institutional involves different levels of
through the most recent calendar year, the   Index for the three and five year periods.   services, different operational and
Board also reviewed more recent Fund         Although the independent written             regulatory requirements and different
performance and this review did not change   evaluation of the Fund's Senior Officer      business considerations than Invesco Aim's
their conclusions. The Board noted that,     only considered Fund performance through     and Invesco Institutional's management of
in response to the Board's focus on fund     the most recent calendar year, the Board     the Fund. The Board concluded that these
performance, Invesco Aim has taken a         also reviewed more recent Fund performance   differences are appropriately reflected in
number of actions intended to improve the    and this review did not change their         the fee structure for the Fund.
investment process for the funds.            conclusions. The Board noted that, in
                                             response to the Board's focus on fund           The Board noted that Invesco Aim
GOVERNMENT TAXADVANTAGE PORTFOLIO            performance, Invesco Aim has taken a         contractually agreed to continue to waive
                                             number of actions intended to improve the    fees and/or limit expenses of the Fund
The Board compared the Fund's performance    investment process for the funds.            through at least June 30, 2010 in an
during the past one, three and five                                                       amount necessary to limit total annual
calendar years to the performance of all        D. Advisory and Sub-Advisory Fees and     operating expenses to a specified
funds in the Lipper performance universe           Fee Waivers                            percentage of average daily net assets for
that are not managed by Invesco Aim or an                                                 each class of the Fund. The Board noted
Affiliated Sub-Adviser and against the       LIQUID ASSETS PORTFOLIO                      that the specified percentage before the
Lipper Institutional U.S. Government Money                                                waiver becomes effective has been
Market Funds Index. The Board noted that     The Board compared the Fund's contractual    increased effective July 1, 2009, and that
the Fund's performance was in the third      advisory fee rate to the contractual         the waiver will have a smaller impact on
quintile of its performance universe for     advisory fee rates of funds in the Fund's    expenses during the coming year.
the one year period and the second           Lipper expense group that are not managed
quintile for the three and five year         by Invesco Aim or an Affiliated                 The Board also considered the services
periods (the first quintile being the best   Sub-Adviser at a common asset level. The     provided by the Affiliated Sub-Advisers
performing funds and the fifth quintile      Board noted that the Fund's contractual      pursuant to the sub-advisory contracts and
being the worst performing funds). The       advisory fee rate was below the median       the services provided by Invesco Aim
Board noted that the Fund's performance      contractual advisory fee rate of funds in    pursuant to the Fund's advisory agreement,
was below the performance of the Index for   its expense group. The Board also reviewed   as well as the allocation of fees between
the one and three year periods, and above    the methodology used by Lipper in            Invesco Aim and the Affiliated
the performance of the Index for the five    determining contractual fee rates, which     Sub-Advisers pursuant to the sub-advisory
year period. Although the independent        includes using audited financial data from   contracts. The Board noted that the
written evaluation of the Fund's Senior      the most recent annual report of each fund   sub-advisory fees have no direct effect on
Officer only considered Fund performance     in the expense group that was publicly       the Fund or its shareholders, as they are
through the most recent calendar year, the   available as of the end of the past          paid by Invesco Aim to the Affiliated
Board also reviewed more recent Fund         calendar year. The Board noted that some     Sub-Advisers, and that Invesco Aim and the
performance and this review did not change   comparative data was at least one year old   Affiliated Sub-Advisers are affiliates.
their conclusions. The Board noted that,     and that other data did not reflect the
in response to the Board's focus on fund     market downturn that occurred in the            After taking account of the Fund's
performance, Invesco Aim has taken a         fourth quarter of 2008.                      contractual advisory fee rate, the
number of actions intended to improve the                                                 contractual sub-advisory fee rate, the
investment process for the funds.               The Board also compared the Fund's        comparative advisory fee information
                                             effective fee rate (the advisory fee after   discussed above, the expense limitations
TAX-FREE CASH RESERVE PORTFOLIO              any advisory fee waivers and before any      and other relevant factors, the Board
                                             expense limitations/waivers) to the          concluded that the Fund's advisory and
The Board compared the Fund's performance    advisory fee rates of other domestic         sub-advisory fees are fair and reasonable.
during the past one, three and five          clients of Invesco Aim and its affiliates
calendar years to the performance of all     with investment strategies comparable to     STIC PRIME PORTFOLIO
funds in the Lipper performance universe     those of the Fund, including one mutual
that are not managed by Invesco Aim or an    fund advised by Invesco Aim and              The Board compared the Fund's contractual
Affiliated Sub-Adviser and against the       sub-advised by Invesco Institutional. The    advisory fee rate to the contractual
Lipper Institutional Tax-Exempt Money        Board noted that the Fund's rate was the     advisory fee rates of funds in the Fund's
Market Funds Index. The Board noted that     same as the effective fee rate of the        Lipper expense group that are not managed
the Fund's performance was in the third      other mutual fund.                           by Invesco Aim or an Affiliated
quintile of its performance universe for                                                  Sub-Adviser at a common asset level. The
the one year period and the second              Additionally, the Board compared the      Board noted that the Fund's contractual
quintile for the three and five year         Fund's sub-advisory fee rate to the          advisory fee rate was below the median
periods (the first quintile being the best   effective fee rates of several separately    contractual advisory fee rate of funds in
performing funds and the fifth quintile      managed accounts/wrap accounts sub-advised   its expense group. The Board also reviewed
being the worst performing funds). The       by Invesco Institutional. The Board noted    the methodology used by Lipper in
Board noted that                             that the Fund's sub-advisory fee rate was    determining contractual fee rates, which
                                             below the rates for the separately managed   includes using audited financial data from
                                             accounts/wrap accounts. The Board            the most recent annual report of each fund
                                             considered that                              in the expense group that was publicly
                                                                                          available as of the


70   SHORT-TERM INVESTMENTS TRUST                                                                                          continued


end of the past calendar year. The Board        After taking account of the Fund's           After taking account of the Fund's
noted that some comparative data did not     contractual advisory fee rate, the           contractual advisory fee rate, the
reflect the market downturn that occurred    contractual sub-advisory fee rate, the       contractual sub-advisory fee rate, the
in the fourth quarter of 2008.               comparative advisory fee information         expense limitations and other relevant
                                             discussed above, the expense limitations     factors, the Board concluded that the
   The Board also compared the Fund's        and other relevant factors, the Board        Fund's advisory and sub-advisory fees are
effective fee rate (the advisory fee after   concluded that the Fund's advisory and       fair and reasonable.
any advisory fee waivers and before any      sub-advisory fees are fair and reasonable.
expense limitations/waivers) to the                                                       GOVERNMENT & AGENCY PORTFOLIO
advisory fee rates of other domestic         TREASURY PORTFOLIO
clients of Invesco Aim and its affiliates                                                 The Board compared the Fund's contractual
with investment strategies comparable to     The Board compared the Fund's contractual    advisory fee rate to the contractual
those of the Fund, including one mutual      advisory fee rate to the contractual         advisory fee rates of funds in the Fund's
fund advised by Invesco Aim and              advisory fee rates of funds in the Fund's    Lipper expense group that are not managed
sub-advised by Invesco Institutional. The    Lipper expense group that are not managed    by Invesco Aim or an Affiliated
Board noted that the Fund's rate was the     by Invesco Aim or an Affiliated              Sub-Adviser at a common asset level. The
same as the effective fee rate of the        Sub-Adviser at a common asset level. The     Board noted that the Fund's contractual
other mutual fund.                           Board noted that the Fund's contractual      advisory fee rate was below the median
                                             advisory fee rate was below the median       contractual advisory fee rate of funds in
   Additionally, the Board compared the      contractual advisory fee rate of funds in    its expense group. The Board also reviewed
Fund's sub-advisory fee rate to the          its expense group. The Board also reviewed   the methodology used by Lipper in
effective fee rates of several separately    the methodology used by Lipper in            determining contractual fee rates, which
managed accounts/wrap accounts sub-advised   determining contractual fee rates, which     includes using audited financial data from
by Invesco Institutional. The Board noted    includes using audited financial data from   the most recent annual report of each fund
that the Fund's sub-advisory fee rate        the most recent annual report of each fund   in the expense group that was publicly
below the rate for the separately managed    in the expense group that was publicly       available as of the end of the past
accounts/wrap accounts. The Board            available as of the end of the past          calendar year. The Board noted that some
considered that management of the            calendar year. The Board noted that some     comparative data was at least one year old
separately managed accounts/wrap accounts    comparative data was at least one year old   and that other data did not reflect the
by Invesco Institutional involves            and that other data did not reflect the      market downturn that occurred in the
different levels of services, different      market downturn that occurred in the         fourth quarter of 2008.
operational and regulatory requirements      fourth quarter of 2008. The Board noted
and different business considerations than   that neither Invesco Aim nor its                The Board also compared the Fund's
Invesco Aim's and Invesco Institutional's    affiliates serve as an adviser to other      effective fee rate (the advisory fee after
management of the Fund. The Board            domestic mutual funds or other domestic      any advisory fee waivers and before any
concluded that these differences are         clients with investment strategies           expense limitations/waivers) to the
appropriately reflected in the fee           comparable to those of the Fund.             advisory fee rates of other domestic
structure for the Fund.                                                                   clients of Invesco Aim and its affiliates
                                                The Board noted that Invesco Aim          with investment strategies comparable to
   The Board noted that Invesco Aim          contractually agreed to continue to waive    those of the Fund, including one mutual
contractually agreed to continue to waive    fees and/or limit expenses of the Fund       fund advised by Invesco Aim and
fees and/or limit expenses of the Fund       through at least June 30, 2010 in an         sub-advised by Invesco Institutional. The
through at least June 30, 2010 in an         amount necessary to limit total annual       Board noted that the Fund's rate was below
amount necessary to limit total annual       operating expenses to a specified            the effective fee rate for the other
operating expenses to a specified            percentage of average daily net assets for   mutual fund.
percentage of average daily net assets for   each class of the Fund. The Board noted
each class of the Fund. The Board noted      that the specified percentage before the        The Board noted that Invesco Aim has
that the specified percentage before the     waiver becomes effective has been            contractually agreed to continue to waive
waiver becomes effective has been            increased effective July 1, 2009, and that   fees and/or limit expenses of the Fund
increased effective July 1, 2009, and that   the waiver will have a smaller impact on     through at least June 30, 2010 in an
the waiver will have a smaller impact on     expenses during the coming year.             amount necessary to limit total annual
expenses during the coming year.                                                          operating expenses to a specified
                                                The Board also considered the services    percentage of average daily net assets for
   The Board also considered the services    provided by the Affiliated Sub-Advisers      each class of the Fund. The Board noted
provided by the Affiliated Sub-Advisers      pursuant to the sub-advisory contracts and   that the specified percentage before the
pursuant to the sub-advisory contracts and   the services provided by Invesco Aim         waiver becomes effective has been
the services provided by Invesco Aim         pursuant to the Fund's advisory agreement,   increased effective July 1, 2009, and at
pursuant to the Fund's advisory agreement,   as well as the allocation of fees between    the current expense ratio for the Fund the
as well as the allocation of fees between    Invesco Aim and the Affiliated               waiver will not have any impact.
Invesco Aim and the Affiliated               Sub-Advisers pursuant to the sub-advisory
Sub-Advisers pursuant to the sub-advisory    contracts. The Board noted that the             The Board also considered the services
contracts. The Board noted that the          sub-advisory fees have no direct effect on   provided by the Affiliated Sub-Advisers
sub-advisory fees have no direct effect on   the Fund or its shareholders, as they are    pursuant to the sub-advisory contracts and
the Fund or its shareholders, as they are    paid by Invesco Aim to the Affiliated        the services provided by Invesco Aim
paid by Invesco Aim to the Affiliated        Sub-Advisers, and that Invesco Aim and the   pursuant to the Fund's advisory agreement,
Sub-Advisers, and that Invesco Aim and the   Affiliated Sub-Advisers are affiliates.      as well as the allocation of fees between
Affiliated Sub-Advisers are affiliates.                                                   Invesco Aim and the Affiliated


71   SHORT-TERM INVESTMENTS TRUST                                                                                          continued

Sub-Advisers pursuant to the sub-advisory       The Board also considered the services       The Board also considered the services
contracts. The Board noted that the          provided by the Affiliated Sub-Advisers      provided by the Affiliated Sub-Advisers
sub-advisory fees have no direct effect on   pursuant to the sub-advisory contracts and   pursuant to the sub-advisory contracts and
the Fund or its shareholders, as they are    the services provided by Invesco Aim         the services provided by Invesco Aim
paid by Invesco Aim to the Affiliated        pursuant to the Fund's advisory agreement,   pursuant to the Fund's advisory agreement,
Sub-Advisers, and that Invesco Aim and the   as well as the allocation of fees between    as well as the allocation of fees between
Affiliated Sub-Advisers are affiliates.      Invesco Aim and the Affiliated               Invesco Aim and the Affiliated
                                             Sub-Advisers pursuant to the sub-advisory    Sub-Advisers pursuant to the sub-advisory
   After taking account of the Fund's        contracts. The Board noted that the          contracts. The Board noted that the
contractual advisory fee rate, the           sub-advisory fees have no direct effect on   sub-advisory fees have no direct effect on
contractual sub-advisory fee rate, the       the Fund or its shareholders, as they are    the Fund or its shareholders, as they are
comparative advisory fee information         paid by Invesco Aim to the Affiliated        paid by Invesco Aim to the Affiliated
discussed above and other relevant           Sub-Advisers, and that Invesco Aim and the   Sub-Advisers, and that Invesco Aim and the
factors, the Board concluded that the        Affiliated Sub-Advisers are affiliates.      Affiliated Sub-Advisers are affiliates.
Fund's advisory and sub-advisory fees are
fair and reasonable.                            After taking account of the Fund's           After taking account of the Fund's
                                             contractual advisory fee rate, the           contractual advisory fee rate, the
GOVERNMENT TAXADVANTAGE PORTFOLIO            contractual sub-advisory fee rate, the       contractual sub-advisory fee rate, the
                                             comparative advisory fee information         expense limitations and other relevant
The Board compared the Fund's contractual    discussed above, the expense limitations     factors, the Board concluded that the
advisory fee rate to the contractual         and other relevant factors, the Board        Fund's advisory and sub-advisory fees are
advisory fee rates of funds in the Fund's    concluded that the Fund's advisory and       fair and reasonable.
Lipper expense group that are not managed    sub-advisory fees are fair and reasonable.
by Invesco Aim or an Affiliated                                                              E. Economies of Scale and Breakpoints
Sub-Adviser at a common asset level. The     TAX-FREE CASH RESERVE PORTFOLIO
Board noted that the Fund's contractual                                                   LIQUID ASSETS PORTFOLIO, STIC PRIME
advisory fee rate was below the median       The Board compared the Fund's contractual    PORTFOLIO, TREASURY PORTFOLIO AND
contractual advisory fee rate of funds in    advisory fee rate to the contractual         GOVERNMENT & AGENCY PORTFOLIO
its expense group. The Board also reviewed   advisory fee rates of funds in the Fund's
the methodology used by Lipper in            Lipper expense group that are not managed    The Board considered the extent to which
determining contractual fee rates, which     by Invesco Aim or an Affiliated              there are economies of scale in the
includes using audited financial data        Sub-Adviser at a common asset level. The     provision of advisory services to each
from the most recent annual report of each   Board noted that the Fund's contractual      Fund. The Board also considered whether
fund in the expense group that was           advisory fee rate was below the median       each Fund benefits from such economies of
publicly available as of the end of the      contractual advisory fee rate of funds in    scale through contractual breakpoints in
past calendar year. The Board noted that     its expense group. The Board also reviewed   each Fund's advisory fee schedule. The
some comparative data was at least one       the methodology used by Lipper in            Board noted that each Fund's contractual
year old and that other data did not         determining contractual fee rates, which     advisory fee schedule does not include any
reflect the market downturn that occurred    includes using audited financial data        breakpoints. The Board noted that each
in the fourth quarter of 2008.               from the most recent annual report of each   Fund shares directly in economies of scale
                                             fund in the expense group that was           through lower fees charged by third party
   The Board also compared the Fund's        publicly available as of the end of the      service providers based on the combined
effective fee rate (the advisory fee after   past calendar year. The Board noted that     size of all of the AIM Funds and
any advisory fee waivers and before any      some comparative data was at least one       affiliates.
expense limitations/waivers) to the          year old and that other data did not
advisory fee rates of other domestic         reflect the market downturn that occurred    GOVERNMENT TAXADVANTAGE PORTFOLIO
clients of Invesco Aim and its affiliates    in the fourth quarter of 2008. The Board
with investment strategies comparable to     noted that neither Invesco Aim nor its          The Board considered the extent to
those of the Fund, including one mutual      affiliates serve as an adviser to other      which there are economies of scale in the
fund advised by Invesco Aim and              domestic mutual funds or other domestic      provision of advisory services to the
sub-advised by Invesco Institutional. The    clients with investment strategies           Fund. The Board also considered whether
Board noted that the Fund's rate was above   comparable to those of the Fund.             the Fund benefits from such economies of
the effective fee rate for the other                                                      scale through contractual breakpoints in
mutual fund.                                    The Board noted that Invesco Aim          the Fund's advisory fee schedule. The
                                             contractually agreed to continue to waive    Board noted that the Fund's contractual
   The Board noted that Invesco Aim          fees and/or limit expenses of the Fund       advisory fee schedule includes two
contractually agreed to continue to waive    through at least June 30, 2010 in an         breakpoints and that the level of the
fees and/or limit expenses of the Fund       amount necessary to limit total annual       Fund's advisory fees, as a percentage of
through at least June 30, 2010 in an         operating expenses to a specified            the Fund's net assets, has decreased as
amount necessary to limit total annual       percentage of average daily net assets for   net assets increased because of the
operating expenses to a specified            each class of the Fund. The Board noted      breakpoints. Based on this information,
percentage of average daily net assets for   that the specified percentage before the     the Board concluded that the Fund's
each class of the Fund. The Board noted      waiver becomes effective has been            advisory fees appropriately reflect
that the specified percentage before the     increased effective July 1, 2009, and that   economies of scale at current asset
waiver becomes effective has been            the waiver will have a smaller impact on     levels. The Board also noted that the Fund
increased effective July 1, 2009, and that   expenses during the coming year.             shares directly in economies of scale
the waiver will have a smaller impact on                                                  through lower fees charged by third party
expenses during the coming year.                                                          service providers based on the combined
                                                                                          size of all of the AIM Funds and
                                                                                          affiliates.


72   SHORT-TERM INVESTMENTS TRUST                                                                                          continued

TAX-FREE CASH RESERVE PORTFOLIO              Board also considered whether each           advisory fees from these affiliated money
                                             Affiliated Sub-Adviser is financially        market funds attributable to such
The Board considered the extent to which     sound and has the resources necessary to     investments, although Invesco Aim has
there are economies of scale in the          perform its obligations under the            contractually agreed to waive through at
provision of advisory services to the        sub-advisory contracts, and concluded that   least June 30, 2010, the advisory fees
Fund. The Board also considered whether      each Affiliated Sub-Adviser has the          payable by the Fund in an amount equal to
the Fund benefits from such economies of     financial resources necessary to fulfill     100% of the net advisory fees Invesco Aim
scale through contractual breakpoints in     these obligations.                           receives from the affiliated money market
the Fund's advisory fee schedule. The                                                     funds with respect to the Fund's
Board noted that the Fund's contractual         G. Collateral Benefits to Invesco Aim     investment in the affiliated money market
advisory fee schedule includes one                 and its Affiliates                     funds of uninvested cash, but not cash
breakpoint and that the level of the                                                      collateral. The Board concluded that the
Fund's advisory fees, as a percentage of     The Board considered various other           Fund's investment of uninvested cash and
the Fund's net assets, has decreased as      benefits received by Invesco Aim and its     cash collateral from any securities
net assets increased because of the          affiliates resulting from Invesco Aim's      lending arrangements in the affiliated
breakpoint. Based on this information, the   relationship with each Fund, including the   money market funds is in the best
Board concluded that the Fund's advisory     fees received by Invesco Aim and its         interests of the Fund and its
fees appropriately reflect economies of      affiliates for their provision of            shareholders.
scale at current asset levels. The Board     administrative, transfer agency and
also noted that the Fund shares directly     distribution services to each Fund. The
in economies of scale through lower fees     Board considered the performance of
charged by third party service providers     Invesco Aim and its affiliates in
based on the combined size of all of the     providing these services and the
AIM Funds and affiliates.                    organizational structure employed by
                                             Invesco Aim and its affiliates to provide
   F. Profitability and Financial            these services. The Board also considered
      Resources                              that these services are provided to each
                                             Fund pursuant to written contracts that
The Board reviewed information from          are reviewed and approved on an annual
Invesco Aim concerning the costs of the      basis by the Board. The Board concluded
advisory and other services that Invesco     that Invesco Aim and its affiliates are
Aim and its affiliates provide to each       providing these services in a satisfactory
Fund and the profitability of Invesco Aim    manner and in accordance with the terms of
and its affiliates in providing these        their contracts, and are qualified to
services. The Board also reviewed            continue to provide these services to each
information concerning the financial         Fund.
condition of Invesco Aim and its
affiliates. The Board reviewed with             The Board considered the benefits
Invesco Aim the methodology used to          realized by Invesco Aim and the Affiliated
prepare the profitability information. The   Sub-Advisers as a result of portfolio
Board considered the overall profitability   brokerage transactions executed through
of Invesco Ltd., the ultimate parent of      "soft dollar" arrangements. The Board
Invesco Aim and the Affiliated               noted that soft dollar arrangements shift
Sub-Advisers, and of Invesco Aim, as well    the payment obligation for research and
as the profitability of Invesco Aim in       execution services from Invesco Aim and
connection with managing each Fund. The      the Affiliated Sub-Advisers to the funds
Board noted that Invesco Aim continues to    and therefore may reduce Invesco Aim's and
operate at a net profit, although the        the Affiliated Sub-Advisers' expenses. The
reduction of assets under management as a    Board concluded that Invesco Aim's and the
result of market movements and the           Affiliated Sub-Advisers' soft dollar
increase in voluntary fee waivers for        arrangements are appropriate. The Board
affiliated money market funds have reduced   also concluded that, based on their review
the profitability of Invesco Aim and its     and representations made by the Chief
affiliates. The Board concluded that each    Compliance Officer of Invesco Aim, these
Fund's fees are fair and reasonable, and     arrangements are consistent with
that the level of profits realized by        regulatory requirements.
Invesco Aim and its affiliates from
providing services to each Fund is not       STIC PRIME PORTFOLIO, TREASURY PORTFOLIO
excessive in light of the nature, quality    AND GOVERNMENT TAXADVANTAGE PORTFOLIO
and extent of the services provided. The
Board considered whether Invesco Aim is      The Board considered the fact that the
financially sound and has the resources      Fund's uninvested cash and cash collateral
necessary to perform its obligations under   from any securities lending arrangements
each Fund's investment advisory agreement,   may be invested in money market funds
and concluded that Invesco Aim has the       advised by Invesco Aim pursuant to
financial resources necessary to fulfill     procedures approved by the Board. The
these obligations. The                       Board noted that Invesco Aim will receive


73   SHORT-TERM INVESTMENTS TRUST

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2009:

FEDERAL AND STATE INCOME TAX


                                           QUALIFIED DIVIDEND     CORPORATE DIVIDENDS     U.S. TREASURY     TAX-EXEMPT INTEREST
                                                 INCOME*          RECEIVED DEDUCTION*      OBLIGATIONS*          DIVIDENDS*
-------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                           0.00%                   0.00%                0.03%                 0.00%
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                              0.00%                   0.00%                0.00%                 0.00%
-------------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                0.00%                   0.00%               70.77%                 0.00%
-------------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                     0.00%                   0.00%                0.84%                 0.00%
-------------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                 0.00%                   0.00%                0.34%                 0.00%
-------------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                   0.00%                   0.00%                0.00%               100.00%
-------------------------------------------------------------------------------------------------------------------------------



* The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

NON-RESIDENT ALIEN SHAREHOLDERS


                                                                         QUALIFIED        QUALIFIED INTEREST
                                                                     SHORT-TERM GAINS          INCOME**
------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                  $     --                 N/A
------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                           --                 N/A
------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                                        475,753                 100%
------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                              21,063                 100%
------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                          35,202                 100%
------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                                --                 N/A
------------------------------------------------------------------------------------------------------------



** The above percentage is based on income dividends paid to shareholders during the Fund's fiscal year.


74        SHORT-TERM INVESTMENTS TRUST

TRUSTEES AND OFFICERS

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED PERSONS
------------------------------------------------------------------------------------------------------------------------------------

Martin L. Flanagan(1) -- 1960   2007          Executive Director, Chief Executive Officer and President,    None
Trustee                                       Invesco Ltd. (ultimate parent of Invesco Aim and a global
                                              investment management firm); Chairman, Invesco Aim Advisors,
                                              Inc. (registered investment advisor); Trustee, The AIM
                                              Family of Funds(R); Vice Chairman, Investment Company
                                              Institute; and Member of Executive Board, SMU Cox School of
                                              Business

                                              Formerly: Director, Chairman, Chief Executive Officer and
                                              President, IVZ Inc. (holding company), INVESCO Group
                                              Services, Inc. (service provider) and Invesco North American
                                              Holdings, Inc. (holding company); Director, Chief Executive
                                              Officer and President, Invesco Holding Company Limited
                                              (parent of Invesco Aim and a global investment management
                                              firm); Director, Invesco Ltd. and Chairman, Investment
                                              Company Institute

------------------------------------------------------------------------------------------------------------------------------------

Philip A. Taylor(2) -- 1954     2006          Head of North American Retail and Senior Managing Director,   None
Trustee, President and                        Invesco Ltd.; Director, Chief Executive Officer and
Principal Executive Officer                   President, Invesco Aim Advisors, Inc. and 1371 Preferred
                                              Inc. (holding company); Director, Chairman, Chief Executive
                                              Officer and President, Invesco Aim Management Group, Inc.
                                              (financial services holding company) and Invesco Aim Capital
                                              Management, Inc. (registered investment advisor); Director and President, INVESCO Funds Group, Inc. (registered
                                              investment advisor and registered transfer agent) and AIM GP
                                              Canada Inc. (general partner for limited partnerships);
                                              Director, Invesco Aim Distributors, Inc. (registered broker dealer); Director and Chairman, Invesco Aim Investment
                                              Services, Inc. (registered transfer agent) and INVESCO
                                              Distributors, Inc. (registered broker dealer); Director,
                                              President and Chairman, INVESCO Inc. (holding company) and
                                              Invesco Canada Holdings Inc. (holding company); Chief
                                              Executive Officer, AIM Trimark Corporate Class Inc.
                                              (corporate mutual fund company) and AIM Trimark Canada Fund
                                              Inc. (corporate mutual fund company); Director and Chief
                                              Executive Officer, Invesco Trimark Ltd./Invesco Trimark Ltee
                                              (registered investment advisor and registered transfer
                                              agent) and Invesco Trimark Dealer Inc. (registered broker
                                              dealer); Trustee, President and Principal Executive Officer,
                                              The AIM Family of Funds(R) (other than AIM Treasurer's
                                              Series Trust and Short-Term Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family of Funds(R) (AIM
                                              Treasurer's Series Trust and Short-Term Investments Trust
                                              only); and Manager, Invesco PowerShares Capital Management
                                              LLC

                                              Formerly: President, Invesco Trimark Dealer Inc.; Director
                                              and President, AIM Trimark Corporate Class Inc. and AIM
                                              Trimark Canada Fund Inc.; Director and President, Invesco
                                              Trimark Ltd./Invesco Trimark Ltee; Senior Managing Director,
                                              Invesco Holding Company Limited; Trustee and Executive Vice
                                              President, Tax-Free Investments Trust; Director and
                                              Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The AIM
                                              Family of Funds(R) (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only);
                                              President, AIM Trimark Global Fund Inc. and AIM Trimark
                                              Canada Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

Bruce L. Crockett -- 1944       1993          Chairman, Crockett Technology Associates (technology          ACE Limited (insurance
Trustee and Chair                             consulting company)                                           company); Captaris, Inc.
                                                                                                            (unified messaging
                                                                                                            provider); and
                                                                                                            Investment Company
                                                                                                            Institute
------------------------------------------------------------------------------------------------------------------------------------

Bob R. Baker -- 1936            2003          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Frank S. Bayley -- 1939         2001          Retired                                                       None
Trustee
                                              Formerly: Director, Badgley Funds, Inc. (registered
                                              investment company) (2 portfolios)


------------------------------------------------------------------------------------------------------------------------------------

James T. Bunch -- 1942          2003          Founder, Green, Manning & Bunch Ltd., (investment banking     Board of Governors,
Trustee                                       firm)                                                         Western Golf
                                                                                                            Association/Evans
                                                                                                            Scholars Foundation and
                                                                                                            Executive Committee,
                                                                                                            United States Golf
                                                                                                            Association
------------------------------------------------------------------------------------------------------------------------------------

Albert R. Dowden -- 1941        2000          Director of a number of public and private business           Board of Nature's
Trustee                                       corporations, including the Boss Group Ltd. (private          Sunshine Products, Inc.
                                              investment and management); Continental Energy Services, LLC
                                              (oil and gas pipeline service); Reich & Tang Funds
                                              (registered investment company), and Homeowners of America
                                              Holding Corporation/Homeowners of America Insurance Company
                                              (property casualty company)

                                              Formerly: Director, CompuDyne Corporation (provider of
                                              product and services to the public security market);
                                              Director, President and Chief Executive Officer, Volvo Group
                                              North America, Inc.; Director, Annuity and Life Re
                                              (Holdings), Ltd. (reinsurance company); Senior Vice
                                              President, AB Volvo; Director of various public and private corporations
------------------------------------------------------------------------------------------------------------------------------------

Jack M. Fields -- 1952          1997          Chief Executive Officer, Twenty First Century Group, Inc.     Administaff
Trustee                                       (government affairs company); and Owner and Chief Executive
                                              Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit)
                                              and Cross Timbers Quail Research Ranch (non-profit)

                                              Formerly: Chief Executive Officer, Texana Timber LP
                                              (sustainable forestry company)

------------------------------------------------------------------------------------------------------------------------------------

Carl Frischling -- 1937         1980          Partner, law firm of Kramer Levin Naftalis and Frankel LLP    Director, Reich & Tang
Trustee                                                                                                     Funds (16 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

Prema Mathai-Davis -- 1950      1998          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Lewis F. Pennock -- 1942        1981          Partner, law firm of Pennock & Cooper                         None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Larry Soll -- 1942              2003          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Raymond Stickel, Jr. -- 1944    2005          Retired                                                       None
Trustee
                                              Formerly: Director, Mainstay VP Series Funds, Inc.
                                              (25 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.

(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------------

Karen Dunn Kelley -- 1960       1989          Head of Invesco's World Wide Fixed Income and Cash            N/A
Vice President                                Management Group; Vice President, Invesco Institutional
                                              (N.A.), Inc. (registered investment advisor); Director of
                                              Cash Management and Senior Vice President, Invesco Aim
                                              Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Executive Vice President, Invesco Aim Distributors, Inc.;
                                              Senior Vice President, Invesco Aim Management Group, Inc.;
                                              Vice President, Invesco Institutional (N.A.), Inc.
                                              (registered investment advisor); and Director, Invesco
                                              Mortgage Capital Inc.; President and Principal Executive
                                              Officer, The AIM Family of Funds(R) (AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust only); and Vice
                                              President, The AIM Family of Funds(R) (other than AIM
                                              Treasurer's Series Trust and Short-Term Investments Trust)

                                              Formerly: President and Principal Executive Officer,
                                              Tax-Free Investments Trust; Director and President, Fund
                                              Management Company; Chief Cash Management Officer and
                                              Managing Director, Invesco Aim Capital Management, Inc.; and
                                              Vice President, Invesco Aim Advisors, Inc. and The AIM
                                              Family of Funds(R) (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only)
------------------------------------------------------------------------------------------------------------------------------------

Russell C. Burk -- 1958         2005          Senior Vice President and Senior Officer of The AIM Family    N/A
Senior Vice President and                     of Funds(R)
Senior Officer
                                              Formerly: Director of Compliance and Assistant General
                                              Counsel, ICON Advisers, Inc.; Financial Consultant, Merrill
                                              Lynch; General Counsel and Director of Compliance, ALPS
                                              Mutual Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------------

John M. Zerr -- 1962            2006          Director, Senior Vice President, Secretary and General        N/A
Senior Vice President, Chief                  Counsel, Invesco Aim Management Group, Inc., Invesco Aim
Legal Officer and Secretary                   Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Director, Senior Vice President and Secretary, Invesco Aim
                                              Distributors, Inc.; Director, Vice President and Secretary,
                                              Invesco Aim Investment Services, Inc. and INVESCO
                                              Distributors, Inc.; Director and Vice President, INVESCO
                                              Funds Group, Inc.; Senior Vice President, Chief Legal
                                              Officer and Secretary, The AIM Family of Funds(R); and
                                              Manager, Invesco PowerShares Capital Management LLC

                                              Formerly: Director, Vice President and Secretary, Fund
                                              Management Company; Vice President, Invesco Aim Capital
                                              Management, Inc.; Chief Operating Officer and General
                                              Counsel, Liberty Ridge Capital, Inc. (an investment
                                              adviser); Vice President and Secretary, PBHG Funds (an
                                              investment company); Vice President and Secretary, PBHG
                                              Insurance Series Fund (an investment company); Chief
                                              Operating Officer, General Counsel and Secretary, Old Mutual
                                              Investment Partners (a broker-dealer); General Counsel and
                                              Secretary, Old Mutual Fund Services (an administrator);
                                              General Counsel and Secretary, Old Mutual Shareholder
                                              Services (a shareholder servicing center); Executive Vice
                                              President, General Counsel and Secretary, Old Mutual
                                              Capital, Inc. (an investment adviser); and Vice President
                                              and Secretary, Old Mutual Advisors Funds (an investment
                                              company)
------------------------------------------------------------------------------------------------------------------------------------

Lisa O. Brinkley -- 1959        2004          Global Compliance Director, Invesco Ltd.; and Vice            N/A
Vice President                                President, The AIM Family of Funds(R)

                                              Formerly: Senior Vice President, Invesco Aim Management
                                              Group, Inc.; Senior Vice President and Chief Compliance
                                              Officer, Invesco Aim Advisors, Inc. and The AIM Family of
                                              Funds(R); Vice President and Chief Compliance Officer,
                                              Invesco Aim Capital Management, Inc. and Invesco Aim
                                              Distributors, Inc.; Vice President, Invesco Aim Investment
                                              Services, Inc. and Fund Management Company
------------------------------------------------------------------------------------------------------------------------------------

Kevin M. Carome -- 1956         2003          General Counsel, Secretary and Senior Managing Director,       N/A
Vice President                                Invesco Ltd.; Director, Invesco Holding Company Limited and
                                              INVESCO Funds Group, Inc.; Director and Executive Vice
                                              President, IVZ, Inc., Invesco Group Services, Inc., .Invesco
                                              North American Holdings, Inc. and Invesco Investments
                                              (Bermuda) Ltd.; and Vice President, The AIM Family of
                                              Funds(R)

                                              Formerly: Senior Managing Director and Secretary, Invesco
                                              North American Holdings, Inc.; Vice President and Secretary,
                                              IVZ, Inc. and Invesco Group Services, Inc.; Senior Managing
                                              Director and Secretary, Invesco Holding Company Limited;
                                              Director, Senior Vice President, Secretary and General
                                              Counsel, Invesco Aim Management Group, Inc. and Invesco Aim
                                              Advisors, Inc.; Senior Vice President, Invesco Aim
                                              Distributors, Inc.; Director, General Counsel and Vice
                                              President, Fund Management Company; Vice President, Invesco
                                              Aim Capital Management, Inc. and Invesco Aim Investment
                                              Services, Inc.; Senior Vice President, Chief Legal Officer
                                              and Secretary, The AIM Family of Funds(R); Director and Vice
                                              President, INVESCO Distributors, Inc.; and Chief Executive
                                              Officer and President, INVESCO Funds Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Sheri Morris -- 1964            1999          Vice President, Treasurer and Principal Financial Officer,    N/A
Vice President, Treasurer and                 The AIM Family of Funds(R); and Vice President, Invesco Aim
Principal Financial Officer                   Advisors, Inc., Invesco Aim Capital Management, Inc. and
                                              Invesco Aim Private Asset Management Inc.

                                              Formerly: Assistant Vice President and Assistant Treasurer,
                                              The AIM Family of Funds(R) and Assistant Vice President,
                                              Invesco Aim Advisors, Inc., Invesco Aim Capital Management,
                                              Inc. and Invesco Aim Private Asset Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Lance A. Rejsek -- 1967         2005          Anti-Money Laundering Compliance Officer, Invesco Aim         N/A
Anti-Money Laundering                         Advisors, Inc., Invesco Aim Capital Management, Inc.,
Compliance Officer                            Invesco Aim Distributors, Inc., Invesco Aim Investment
                                              Services, Inc., Invesco Aim Private Asset Management, Inc.
                                              and The AIM Family of Funds(R)

                                              Formerly: Anti-Money Laundering Compliance Officer, Fund
                                              Management Company; and Manager of the Fraud Prevention
                                              Department, Invesco Aim Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Todd L. Spillane -- 1958        2006          Senior Vice President, Invesco Aim Management Group, Inc.;    N/A
Chief Compliance Officer                      Senior Vice President and Chief Compliance Officer, Invesco
                                              Aim Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Chief Compliance Officer, The AIM Family of Funds(R),
                                              Invesco Global Asset Management (N.A.), Inc. (registered
                                              investment advisor), Invesco Institutional (N.A.), Inc.,
                                              (registered investment advisor), INVESCO Private Capital
                                              Investments, Inc. (holding company), Invesco Private
                                              Capital, Inc. (registered investment advisor) and Invesco
                                              Senior Secured Management, Inc. (registered investment
                                              advisor); and Vice President, Invesco Aim Distributors, Inc.
                                              and Invesco Aim Investment Services, Inc.

                                              Formerly: Vice President, Invesco Aim Capital Management,
                                              Inc. and Fund Management Company; and Global Head of Product
                                              Development, AIG-Global Investment Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund's prospectus for information on the Fund's sub-advisors.

OFFICE OF THE FUND        INVESTMENT ADVISOR                     DISTRIBUTOR                            AUDITORS
11 Greenway Plaza         Invesco Aim Advisors, Inc.             Invesco Aim Distributors, Inc.         PricewaterhouseCoopers LLP
Suite 100                 11 Greenway Plaza                      11 Greenway Plaza                      1201 Louisiana Street
Houston, TX 77046-1173    Suite 100                              Suite 100                              Suite 2900
                          Houston, TX 77046-1173                 Houston, TX 77046-1173                 Houston, TX 77002-5678

COUNSEL TO THE FUND       COUNSEL TO THE                         TRANSFER AGENT                         CUSTODIAN
Stradley Ronon Stevens &  INDEPENDENT TRUSTEES                   Invesco Aim Investment Services, Inc.  Bank of New York Mellon
Young, LLP                Kramer, Levin, Naftalis & Frankel LLP  P.O. Box 4739                          2 Hanson Place
2600 One Commerce Square  1177 Avenue of the Americas            Houston, TX 77210-4739                 Brooklyn, NY 11217-1431
Philadelphia, PA 19103    New York, NY 10036-2714

------------------------------------------------------------------------------------------------------------------------------------
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise.
If you do not want the mailing of these documents to be combined with those for other members of your household, please contact
Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

------------------------------------------------------------------------------------------------------------------------------------
FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Fund's shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. To locate each Fund's portfolio holdings information, access the Fund's overview page. Links to each Fund's complete quarterly holdings will be available on this
Web page. Shareholders can also look up the Fund's Form N-Q filings on the SEC website, sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public
Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on "Proxy Policy." The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com, access the "About Us" tab, click on "Required Notices" and then click on "Proxy
Voting Activity." Next, select the Fund from the drop-down menu. This information is also available on the SEC website, sec.gov.

If used after January 20, 2010, this report must be accompanied by a Fund fact sheet for the most recent month-end. Invesco Aim -
SERVICE MARK - is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management,
Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim
Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of
Invesco Ltd.

   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc.,
Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset         [INVESCO AIM LOGO]
Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser       - SERVICE MARK -
firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                                                      invescoaim.com    CM-STIT-AR-1   Invesco Aim Distributors, Inc.


[INVESCO AIM LOGO]          PERSONAL INVESTMENT CLASS
 - SERVICE MARK -      SHORT-TERM INVESTMENTS TRUST (STIT)
                             Liquid Assets Portfolio
                              STIC Prime Portfolio
                               Treasury Portfolio
                          Government & Agency Portfolio
                        Government TaxAdvantage Portfolio
                         Tax-Free Cash Reserve Portfolio

                 Annual Report to Shareholders o August 31, 2009

                                   [GRAPHIC]

2      Letters to Shareholders
4      Fund Data
4      Fund Composition by Maturity
5      Fund Objectives and Strategies
6      Schedules of Investments
46     Financial Statements
52     Notes to Financial Statements
65     Financial Highlights
66     Auditor's Report
67     Fund Expenses
68     Approval of Investment Advisory and Sub-Advisory Agreements
74     Tax Information
T-1    Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2009, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

                                     Dear Fellow Shareholders:

                                     I am pleased to provide you with this annual report on the performance of the Personal
                                     Investment Class of Short-Term Investments Trust, part of Invesco Aim Global Cash Management, for the fiscal year ended August 31, 2009. Thank you for investing with us.
              [KELLEY
               PHOTO]                   Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to provide competitive returns and maintain a relatively short maturity structure.

                                     MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS
         Karen Dunn Kelley
                                     The year covered by this report was difficult -- for investors and investment professionals alike.

                                        The 12 months ended August 31, 2009, included a sharp market sell-off in the final few months of 2008. The decline had a number of causes, the most immediate being unprecedented turmoil in credit markets. Economic uncertainty prompted banks to hoard cash and reduce lending, and caused investors to shun short-term corporate debt. As a result, businesses found it difficult to fund their day-to-day operations, and the U.S. economy -- as well as economies around the globe -- virtually froze briefly.

   The U.S. economy contracted significantly throughout the year. Gross domestic product (GDP), the broadest measure of overall economic activity, contracted at annualized rates of 2.7%, 5.4% and 6.4% in the third and fourth quarters of 2008 and the first quarter of 2009, respectively.(1) Initial estimates suggested U.S. GDP shrank at an annualized rate of 1.0% in the second quarter of
2009.(1)

   This economic contraction caused a sharp increase in unemployment. The national unemployment rate rose from 6.2% in August 2008 to 9.4% in July 2009.(2)

   The housing market remained weak. Sales of new and existing homes continued their multi-year decline; housing starts fell; and
home values nationally declined. Lower home values caused some homeowners to feel less wealthy.

   These trends -- together with tighter credit -- prompted consumers to reduce their spending, particularly on large, discretionary items. Consumer spending, which accounts for more than two-thirds of the U.S. economy(3), was sluggish during the year.

   In his semiannual monetary policy report to Congress in late July, U.S. Federal Reserve Board (the Fed) Chairman Ben Bernanke
summarized the stresses and strains the U.S. and global economies suffered in late 2008 and early 2009. Importantly, he suggested that the aggressive, coordinated actions taken by governments and central banks around the world finally may be yielding results.
He testified that:

   o  The pace of overall economic decline appears to have slowed significantly.

   o  Credit availability, for consumers and businesses, has improved noticeably.

   o  Investors' extreme risk aversion has eased somewhat.

   o  The decline in housing activity appears to have moderated.

   While these and other trends offer encouragement, uncertainties remain. Chairman Bernanke testified that he anticipates a gradual recovery in 2010 with some acceleration in economic growth in 2011, together with subdued inflation over the next two years.

   At the start of the fiscal year, three-month Treasury bills yielded 1.71% and 30-year Treasury bonds yielded 4.41%.(4) By August
31, 2009, yields on both had declined, with three-month Treasuries yielding just 0.15% and 30-year Treasuries yielding 4.18%.(4) The sharp decline in short-term yields was due chiefly to the Fed's unprecedented monetary easing and investor preference for relatively safe, liquid and short-term investments during a period of economic uncertainty. Because money market funds invest in such securities, the yield you earned on your investment in the Fund declined during the fiscal year.

STRENGTH AND EXPERIENCE

Invesco Aim Global Cash Management's 30-year tradition of providing high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive client service is why we are, today, a leader in the cash management industry, with $96.4 billion in assets under management as of August 31, 2009. While we rely on a specialized team of investment professionals who are experienced in managing and distributing short-term investment products worldwide, we also benefit from being part of Invesco -- one of the world's largest(5) and most diversified global investment management firms.

   Such strength and experience is particularly valuable during periods of uncertainty and market tumult, such as we experienced this year. Regardless of market conditions, our experienced investment team is dedicated to helping our clients achieve their short-term cash management needs.

   We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.

   Thank you for investing with us. All of us at Invesco Aim Global Cash Management look forward to serving you.

Sincerely,


/S/ KAREN DUNN KELLEY

Karen Dunn Kelley
CEO, Invesco Worldwide Fixed Income

(1) Bureau of Economic Analysis;

(2) Bureau of Labor Statistics;

(3) Reuters;

(4) Barclays Capital;

(5) Pensions & Investments

The views and opinions expressed in this letter are those of Invesco Aim Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Aim Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


2    SHORT-TERM INVESTMENTS TRUST

                                     Dear Fellow Shareholders:

                                     Even as the economy shows some positive momentum toward recovery, please be assured that your
                                     Board of Trustees continues to oversee the management of the AIM Funds with careful attention
              [CROCKETT              to expenses and performance.
                PHOTO]
                                        At its June meeting, your Board reviewed and renewed for another year the investment advisory contracts between the AIM Funds and Invesco Aim Advisors, Inc. Again this year, the decision resulted from a year-long process during which your Board, working in sub-committees, reviewed the performance, fees and expenses of each AIM Fund in absolute terms and relative to
            Bruce Crockett           industry averages and other products advised by Invesco Aim Advisors and its affiliated sub-advisers. The independent Trustees met and voted separately, receiving independent advice from independent legal counsel and assistance from the independent Senior Officer, who reports directly to the independent Trustees. Exercising our fiduciary responsibility on your behalf, we have again taken care put shareholder interests first. You can find details on the results of both the 2008 and 2009 to ensure that these agreements put shareholder interests first. You can find details on the results of both the 2008 and 2009 investment advisory and sub-advisory agreement renewal process at invescoaim.com. Go to "Products &
Performance" and click on "Investment Advisory Agreement Renewals."

   The investment strategies of the AIM money market funds have again been tested and proven through the recent economic crisis.
Committed to delivering safety, liquidity and yield according to their respective investment objectives, the AIM money market funds consistently follow a conservative approach. Statements that were true six months ago, in my last semi-annual letter, remain true as of this writing:

   o  All portfolios have maintained $1.00 NAV at all times in all of our money market funds;

   o  All redemption requests were made without interruption in all of our money market funds;

   o  Invesco Aim did not have to purchase any securities out of any money market fund;

   o  Invesco Aim did not have to provide any form of capital support to any money market fund; and

   o  No securities experienced downgrades below Tier 1 quality in any money market fund.

   Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your assets and your trust. I would be happy to hear your comments, questions, or concerns. My address for email is bruce@brucecrockett.com.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees


3    SHORT-TERM INVESTMENTS TRUST

------------------------------------------------------------------------------------------------------------------------------------
FUND DATA

------------------------------------------------------------------------------------------------------------------------------------
PERSONAL INVESTMENT CLASS DATA AS OF 8/31/09
------------------------------------------------------------------------------------------------------------------------------------

FUND                                        YIELDS                    WEIGHTED AVERAGE MATURITY   TOTAL NET ASSETS
                                        7-DAY SEC YIELDS
                                          HAD FEES NOT
                                       BEEN WAIVED AND/OR             RANGE DURING    AT FISCAL
                             7-DAY        EXPENSES NOT      MONTHLY      FISCAL          YEAR
                          SEC YIELDS     BEEN REIMBURSED     YIELDS       YEAR           END
Liquid Assets                0.05%           -0.18%          0.05%    23 - 57 days     50 days     $145.6 million
STIC Prime                   0.05            -0.19           0.05      9 - 28 days     20 days      181.4 million
Treasury                     0.05            -0.19           0.05     27 - 58 days     43 days      211.7 million
Government & Agency          0.05            -0.15           0.05     15 - 52 days     35 days       17.7 million
Government TaxAdvantage      0.05            -0.25           0.05     15 - 56 days     30 days       12.1 million
Tax-Free Cash Reserve        0.05            -0.15           0.05     25 - 39 days     31 days        7.4 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Had the advisor and distributor not waived certain fees and/or reimbursed expenses, performance would have been lower. Monthly yields represent annualized results for the month, net of fees and expenses, and exclude any realized capital gains or losses.

------------------------------------------------------------------------------------------------------------------------------------
FUND COMPOSITION BY MATURITY

------------------------------------------------------------------------------------------------------   ---------------------------
IN DAYS, AS OF 8/31/09                                                                                   IN DAYS, AS OF 8/31/09
------------------------------------------------------------------------------------------------------   ---------------------------
                     LIQUID                           GOVERNMENT        GOVERNMENT         TAX-FREE      STIC PRIME PORTFOLIO(3, 4)
                     ASSETS           TREASURY         & AGENCY        TAXADVANTAGE      CASH RESERVE    1-7              29.8%
               PORTFOLIO(1, 3, 4)   PORTFOLIO(3)   PORTFOLIO(2, 3)   PORTFOLIO(2, 3)   PORTFOLIO(3, 5)   8-14             23.1
1-7                   22.5%             52.1%           60.3%             49.5%             78.3%        15-21            14.2
8-30                  27.0               5.3             9.1              28.6               2.8         22-28             8.3
31-90                 33.8              21.9            16.8              13.3               7.1         29-35             0.0
91-180                13.6              18.6             9.6               3.9               7.7         36-42             7.4
181+                   3.1               2.1             4.2               4.7               4.1         43-60            17.2

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940.

(1) The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

(2) Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

(3) The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the U.S. government. The U.S. government may choose not to provide financial support to U.S.
    government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. government.

(4) The Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, and the
    Fund's performance will depend to a great extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the U.S. and abroad.

(5) The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the Fund invests are located.


4    SHORT-TERM INVESTMENTS TRUST

------------------------------------------------------------------------------------------------------------------------------------
FUND OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO                                            GOVERNMENT TAXADVANTAGE PORTFOLIO

Liquid Assets Portfolio seeks to provide as high a level of        Government TaxAdvantage Portfolio seeks to maximize current
current income as is consistent with the preservation of capital   income consistent with the preservation of capital and the
and liquidity.                                                     maintenance of liquidity.

   The Fund invests primarily in short-term money market              The Fund may invest in direct obligations of the U.S.
instruments that blend top-tier, high-quality U.S.                 Treasury and in U.S. government agency securities. This is
dollar-denominated obligations, which include commercial paper,    intended to provide shareholders with dividends exempt from
certificates of deposit, master and promissory notes, municipal    state and local income taxes in some jurisdictions. Investors
securities and repurchase agreements.                              residing in states with state income tax may find it more
                                                                   profitable to invest in this Fund than in a fund not designed to
STIC PRIME PORTFOLIO                                               comply with state tax considerations. This does not constitute tax advice. Please consult your tax advisor for your particular
STIC Prime Portfolio seeks to maximize current income consistent   situation.
with the preservation of capital and the maintenance of
liquidity.                                                         TAX-FREE CASH RESERVE PORTFOLIO

   The Fund invests in high-quality U.S. dollar-denominated        Tax-Free Cash Reserve Portfolio seeks to provide as high a level
commercial paper and other commercial instruments with             of tax-exempt income as is consistent with the preservation of
maturities of 60 days or less, including certificates of           capital and maintenance of liquidity.
deposit, repurchase agreements and master notes.
                                                                      The Fund invests in high-quality, short-term municipal
TREASURY PORTFOLIO                                                 obligations, seeking to provide income exempt from federal taxation. The Fund's structure is driven to some extent by the
Treasury Portfolio seeks to maximize current income consistent     supply and availability of municipal securities. Liquidity is
with the preservation of capital and the maintenance of            managed with daily and weekly variable rate demand notes.
liquidity.

   The Fund invests in direct obligations of the U.S. Treasury and repurchase agreements backed by Treasury obligations.
Securities purchased by the Fund have maturities of 397 days or less.

GOVERNMENT & AGENCY PORTFOLIO

Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

   The Fund invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to payment of principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY
AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE
VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

INVESCO AIM GLOBAL CASH MANAGEMENT IS A BRAND NAME ENCOMPASSING PRODUCTS AND SERVICES PROVIDED BY ONE OR MORE SUBSIDIARIES OF
INVESCO LTD.


5    SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

LIQUID ASSETS PORTFOLIO



                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-51.44%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-4.80%

  Amstel Funding Corp.(b)(c)                           1.85%     10/16/09    $      100,000    $    99,768,750
--------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                           1.92%     09/25/09            70,000         69,910,400
--------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                           2.00%     10/09/09           250,000        249,472,222
--------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                           2.35%     09/04/09           165,000        164,967,688
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.28%     11/06/09           175,000        174,910,167
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.30%     12/01/09           200,000        199,848,333
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.40%     09/16/09           100,000         99,983,333
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.40%     02/09/10           124,000        123,778,178
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.40%     02/16/10           120,000        119,776,000
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.41%     02/02/10           200,000        199,649,222
==============================================================================================================
                                                                                                 1,502,064,293
==============================================================================================================


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-6.49%

  Amsterdam Funding Corp.(b)                           0.23%     09/22/09            50,000         49,993,292
--------------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                           0.31%     09/08/09            65,500         65,496,052
--------------------------------------------------------------------------------------------------------------
  Barton Capital LLC(b)                                0.26%     10/07/09            85,718         85,695,713
--------------------------------------------------------------------------------------------------------------
  Barton Capital LLC(b)                                0.29%     09/01/09           131,000        131,000,000
--------------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                           0.23%     09/15/09           113,000        112,989,893
--------------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                           0.24%     09/09/09           100,000         99,994,667
--------------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                           0.25%     09/02/09           125,000        124,999,132
--------------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                           0.30%     10/26/09            65,087         65,057,168
--------------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                           0.37%     09/01/09            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                             0.50%     02/08/10            50,000         49,888,889
--------------------------------------------------------------------------------------------------------------
  Ranger Funding Co. LLC(b)                            0.24%     09/24/09           138,756        138,734,724
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.23%     10/13/09            50,000         49,986,583
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.24%     09/10/09            73,000         72,995,620
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.24%     09/25/09            60,000         59,990,400
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.25%     09/16/09           100,000         99,989,583
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.25%     10/22/09            60,000         59,978,750
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.27%     10/08/09           100,000         99,972,250
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.27%     10/09/09            88,000         87,974,920
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.28%     09/14/09            50,000         49,994,944
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.28%     10/01/09            40,000         39,990,667
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.28%     10/06/09            50,000         49,986,389
--------------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                        0.23%     09/04/09           197,769        197,765,209
--------------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                        0.25%     09/04/09            79,962         79,960,334
--------------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                        0.25%     09/08/09            45,012         45,009,812
--------------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                        0.27%     10/09/09            64,191         64,172,706
==============================================================================================================
                                                                                                 2,031,617,697
==============================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY BACKED-3.16%

  Straight-A Funding LLC
     -Series 1, (CEP-Federal Financing Bank)(b)        0.23%     10/23/09    $       73,000    $    72,975,748
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.24%     10/13/09            65,000         64,981,800
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.25%     11/25/09            75,259         75,214,576
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.28%     11/09/09            85,909         85,862,896
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.32%     10/22/09           100,000         99,954,667
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.33%     10/13/09            95,000         94,963,425
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.33%     10/13/09           150,132        150,074,199
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.33%     10/19/09            36,040         36,024,142
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.36%     10/01/09           111,017        110,983,695
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.37%     09/01/09            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.37%     09/03/09            50,000         49,998,972
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.37%     09/09/09           100,000         99,991,778
==============================================================================================================
                                                                                                   991,025,898
==============================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-5.90%

  Concord Minutemen Capital Co., LLC-Series A,
     (Multi CEP's-Liberty Hampshire Co., LLC;
     agent)(b)                                         0.50%     10/23/09            71,000         70,948,722
--------------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.47%     10/19/09            28,000         27,982,453
--------------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.50%     10/23/09           100,000         99,927,778
--------------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.60%     09/04/09           100,000         99,995,000
--------------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.60%     09/11/09           160,000        159,973,333
--------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC (CEP-Lloyds TSB Bank
     PLC)(b)(c)                                        0.42%     10/09/09           130,000        129,942,367
--------------------------------------------------------------------------------------------------------------
  Kitty Hawk Funding Corp. (CEP-Bank of America,
     N.A.)(b)                                          0.21%     09/17/09           122,101        122,089,604
--------------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                       0.50%     10/06/09            50,000         49,975,695
--------------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                       0.50%     10/09/09           100,000         99,947,222
--------------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                       0.60%     09/04/09            90,000         89,995,500
--------------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                       0.60%     09/10/09            75,000         74,988,750
--------------------------------------------------------------------------------------------------------------
  Liberty Street Funding LLC
     (CEP-Bank of Nova Scotia)(b)(c)                   0.30%     09/30/09           100,000         99,975,833
--------------------------------------------------------------------------------------------------------------
     (CEP-Bank of Nova Scotia)(b)(c)                   0.35%     09/24/09           100,000         99,977,639
--------------------------------------------------------------------------------------------------------------
     (CEP-Bank of Nova Scotia)(b)(c)                   0.36%     09/10/09            50,000         49,995,500
--------------------------------------------------------------------------------------------------------------
  LMA-Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                       0.23%     09/15/09           184,700        184,683,480
--------------------------------------------------------------------------------------------------------------
  Matchpoint Master Trust-Series A, (CEP-BNP
     Paribas)(b)(c)                                    0.27%     11/16/09           100,000         99,943,000
--------------------------------------------------------------------------------------------------------------
  Ticonderoga Funding LLC (CEP-Bank of America,
     N.A.)(b)                                          0.23%     09/24/09            79,500         79,488,318
--------------------------------------------------------------------------------------------------------------
  Variable Funding Capital Co., LLC
     (CEP-Wells Fargo Bank, N.A.)(b)                   0.26%     09/10/09            50,000         49,996,750
--------------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(b)                   0.28%     10/26/09           150,000        149,935,833
--------------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(b)                   0.30%     10/26/09             7,330          7,326,640
==============================================================================================================
                                                                                                 1,847,089,417
==============================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-7.59%

  Atlantic Asset Securitization LLC(b)                 0.22%     09/23/09           142,078        142,058,898
--------------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                 0.22%     09/25/09           100,000         99,985,333
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  Atlantic Asset Securitization LLC(b)                 0.23%     09/15/09    $      125,616    $   125,604,764
--------------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                 0.30%     11/04/09            63,825         63,790,960
--------------------------------------------------------------------------------------------------------------
  CAFCO, LLC(b)                                        0.21%     09/25/09           100,000         99,986,000
--------------------------------------------------------------------------------------------------------------
  Chariot Funding, LLC/Ltd.(b)                         0.23%     09/15/09           125,000        124,988,819
--------------------------------------------------------------------------------------------------------------
  Chariot Funding, LLC/Ltd.(b)                         0.29%     09/01/09            77,124         77,124,000
--------------------------------------------------------------------------------------------------------------
  Ciesco, LLC(b)                                       0.22%     09/24/09           200,000        199,971,889
--------------------------------------------------------------------------------------------------------------
  Enterprise Funding Co. LLC(b)                        0.30%     09/02/09           130,000        129,998,917
--------------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(b)                 0.25%     09/21/09           175,000        174,975,694
--------------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                  0.25%     09/09/09            75,021         75,016,832
--------------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.22%     09/21/09            75,000         74,990,833
--------------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.23%     10/22/09            75,000         74,975,563
--------------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.25%     10/09/09           100,000         99,973,611
--------------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.33%     10/05/09            65,000         64,979,742
--------------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                       0.23%     09/23/09            45,277         45,270,636
--------------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                       0.24%     09/21/09            75,000         74,990,000
--------------------------------------------------------------------------------------------------------------
  Regency Markets No. 1, LLC(b)(c)                     0.24%     09/17/09           109,540        109,528,316
--------------------------------------------------------------------------------------------------------------
  Regency Markets No. 1, LLC(b)(c)                     0.25%     09/15/09            75,018         75,010,707
--------------------------------------------------------------------------------------------------------------
  Regency Markets No. 1, LLC(b)(c)                     0.30%     11/16/09           106,967        106,899,254
--------------------------------------------------------------------------------------------------------------
  Tulip Funding Corp.(b)(c)                            0.24%     09/18/09           109,354        109,341,607
--------------------------------------------------------------------------------------------------------------
  Tulip Funding Corp.(b)(c)                            0.27%     12/01/09            59,817         59,776,175
--------------------------------------------------------------------------------------------------------------
  Yorktown Capital LLC(b)                              0.30%     11/17/09           168,359        168,250,970
==============================================================================================================
                                                                                                 2,377,489,520
==============================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-2.58%

  Aspen Funding Corp.(b)                               0.38%     09/01/09            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.35%     10/09/09           150,000        149,944,583
--------------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.35%     10/19/09           200,000        199,906,667
--------------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.35%     10/26/09            98,000         97,947,597
--------------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.57%     10/13/09           150,000        149,900,250
--------------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                             0.22%     09/01/09            60,000         60,000,000
--------------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd./Corp.(b)(c)                       0.40%     01/06/10           100,000         99,858,889
==============================================================================================================
                                                                                                   807,557,986
==============================================================================================================


DIVERSIFIED BANKS-10.63%

  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)          0.43%     12/15/09            94,500         94,381,481
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)          0.63%     12/16/09            75,000         74,860,875
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)          1.02%     11/09/09           135,000        134,736,075
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)          1.21%     10/14/09            50,000         49,927,736
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)          1.21%     10/15/09           125,000        124,815,139
--------------------------------------------------------------------------------------------------------------
  Bank of America Corp.                                0.21%     09/09/09           150,000        149,993,000
--------------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia(c)                               0.25%     09/16/09           200,000        199,979,167
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Finance Inc.(c)                          0.30%     10/13/09            49,499         49,481,675
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Finance Inc.(c)                          0.44%     01/21/10           150,000        149,739,667
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Finance Inc.(c)                          1.13%     10/15/09           175,000        174,758,305
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

  BNZ International Funding Ltd.(b)(c)                 0.30%     10/14/09    $       50,000    $    49,982,083
--------------------------------------------------------------------------------------------------------------
  BNZ International Funding Ltd.(b)(c)                 0.30%     11/06/09           150,000        149,917,500
--------------------------------------------------------------------------------------------------------------
  Calyon North America Inc.(c)                         1.51%     09/11/09           100,000         99,958,056
--------------------------------------------------------------------------------------------------------------
  Rabobank USA Financial Corp.(c)                      0.89%     09/21/09           145,000        144,928,306
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(c)                        0.32%     09/28/09            75,000         74,982,000
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(c)                        0.33%     09/29/09           200,000        199,948,667
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(c)                        0.33%     10/05/09           225,000        224,929,875
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(c)                        0.35%     09/21/09           344,000        343,933,111
--------------------------------------------------------------------------------------------------------------
  Santander Central Hispano Finance (Delaware)
     Inc.(c)                                           0.23%     11/18/09            75,000         74,962,625
--------------------------------------------------------------------------------------------------------------
  Santander Central Hispano Finance (Delaware)
     Inc.(c)                                           0.51%     11/18/09            50,000         49,944,750
--------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(c)              0.32%     10/22/09           291,200        291,067,989
--------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(c)              0.33%     09/16/09           150,000        149,979,375
--------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(c)              0.35%     01/25/10           270,000        269,622,225
==============================================================================================================
                                                                                                 3,326,829,682
==============================================================================================================


DIVERSIFIED CAPITAL MARKETS-0.80%

  Deutsche Bank Financial LLC(c)                       0.29%     10/19/09           250,000        249,903,333
==============================================================================================================


LIFE & HEALTH INSURANCE-1.76%

  Metlife Short Term Funding LLC(b)                    0.33%     09/23/09           200,000        199,959,667
--------------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding LLC(b)                    0.35%     09/09/09           110,000        109,991,444
--------------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding LLC(b)                    0.35%     09/10/09           240,000        239,979,000
==============================================================================================================
                                                                                                   549,930,111
==============================================================================================================


MUNICIPAL COMMERCIAL PAPER-0.07%

  Texas Upper Trinity Regional Water District;
     Series 2009 A, Regional Treated Water Supply
     System Commercial Paper RN (LOC-Bank of
     America, N.A.)(d)                                 0.40%     09/15/09            22,350         22,350,000
==============================================================================================================


PACKAGED FOODS & MEATS-0.32%

  Nestle Capital Corp.(b)(c)                           0.70%     10/06/09           100,000         99,931,944
==============================================================================================================


REGIONAL BANKS-7.34%

  Abbey National North America LLC(c)                  0.31%     11/13/09           250,000        249,842,847
--------------------------------------------------------------------------------------------------------------
  Abbey National North America LLC(c)                  0.31%     11/18/09           120,000        119,919,400
--------------------------------------------------------------------------------------------------------------
  Banque et Caisse d'Epargne de l'Etat(c)              0.29%     12/09/09           150,000        149,880,375
--------------------------------------------------------------------------------------------------------------
  Banque et Caisse d'Epargne de l'Etat(c)              0.29%     12/14/09           100,000         99,916,222
--------------------------------------------------------------------------------------------------------------
  Banque et Caisse d'Epargne de l'Etat(c)              0.30%     10/19/09           200,000        199,920,000
--------------------------------------------------------------------------------------------------------------
  CBA (Delaware) Finance, Inc.(c)                      0.43%     09/15/09           100,000         99,983,278
--------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)                                   0.17%     09/09/09           155,000        154,994,144
--------------------------------------------------------------------------------------------------------------
  Fortis Funding LLC(b)(c)                             0.25%     09/22/09           100,000         99,985,417
--------------------------------------------------------------------------------------------------------------
  Fortis Funding LLC(b)(c)                             0.25%     09/25/09           100,000         99,983,333
--------------------------------------------------------------------------------------------------------------
  Fortis Funding LLC(b)(c)                             0.50%     02/25/10           200,000        199,508,333
--------------------------------------------------------------------------------------------------------------
  Nordea North America Inc.(c)                         0.20%     09/29/09           200,000        199,969,667
--------------------------------------------------------------------------------------------------------------
  Nordea North America Inc.(c)                         0.21%     09/29/09           100,000         99,984,056
--------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp.(b)(c)(e)                       0.23%     02/17/10           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp.(b)(c)                          0.34%     01/21/10           100,000         99,865,889
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

  Westpac Banking Corp.(b)(c)                          0.40%     02/17/10    $      225,000    $   224,577,500
==============================================================================================================
                                                                                                 2,298,330,461
==============================================================================================================
     Total Commercial Paper (Cost $16,104,120,342)                                              16,104,120,342
==============================================================================================================



CERTIFICATES OF DEPOSIT-28.54%

  ABN-AMRO Bank N.V.                                   0.33%     09/30/09           100,000        100,002,414
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                0.60%     12/11/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.01%     10/22/09           175,000        175,001,233
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.16%     09/09/09           100,000        100,000,222
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.18%     09/04/09           100,000        100,000,083
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.25%     10/15/09            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.26%     09/14/09           150,000        150,000,538
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.48%     10/08/09           200,000        200,002,040
--------------------------------------------------------------------------------------------------------------
  BNP Paribas (United Kingdom)(c)                      0.31%     11/10/09           300,000        300,002,913
--------------------------------------------------------------------------------------------------------------
  BNP Paribas (United Kingdom)(c)                      0.31%     11/12/09           100,000        100,000,995
--------------------------------------------------------------------------------------------------------------
  BNP Paribas                                          1.12%     10/14/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  BNP Paribas                                          1.41%     09/14/09           100,000        100,000,359
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.53%     03/01/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon (United Kingdom)(c)                           0.55%     12/22/09            25,000         25,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.58%     01/15/10           120,000        120,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.61%     02/05/10            50,000         50,002,171
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.65%     02/01/10            75,000         75,015,815
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.96%     08/09/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.96%     08/16/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon                                               1.12%     10/22/09           265,000        265,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon                                               1.40%     09/09/09            75,000         75,000,166
--------------------------------------------------------------------------------------------------------------
  Commonwealth Bank of Australia (United
     Kingdom)(c)                                       0.28%     12/28/09           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Commonwealth Bank of Australia (United
     Kingdom)(c)                                       0.30%     12/21/09           300,000        300,004,621
--------------------------------------------------------------------------------------------------------------
  Commonwealth Bank of Australia (United
     Kingdom)(c)                                       0.31%     12/01/09           200,000        200,005,051
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank AG                                     0.30%     10/26/09           150,000        150,000,000
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank AG                                     0.31%     11/17/09           200,000        200,004,273
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank AG                                     0.31%     11/23/09           250,000        250,005,757
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank AG(e)                                  1.00%     01/25/10           192,000        192,465,984
--------------------------------------------------------------------------------------------------------------
  Fortis Bank N.V./S.A.                                0.34%     12/31/09            85,000         85,002,854
--------------------------------------------------------------------------------------------------------------
  HSBC Bank PLC (United Kingdom)(c)                    1.46%     10/09/09           100,000        100,001,044
--------------------------------------------------------------------------------------------------------------
  Lloyds TSB Bank PLC                                  0.26%     10/20/09           300,000        300,004,081
--------------------------------------------------------------------------------------------------------------
  Lloyds TSB Bank PLC                                  0.28%     10/07/09           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Lloyds TSB Bank PLC                                  0.32%     09/09/09           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(c)     0.34%     12/30/09           100,000        100,006,656
--------------------------------------------------------------------------------------------------------------
  Nordea Bank A.B.                                     0.21%     09/21/09           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                   0.52%     05/21/10           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Rabobank Nederland(e)                                0.74%     03/12/10           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                   0.90%     09/28/09           150,000        150,000,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

  Rabobank Nederland                                   0.95%     10/14/09    $      150,000    $   150,000,000
--------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                   1.00%     09/14/09           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                 0.38%     05/28/10           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada(e)                              0.82%     12/16/09           150,000        150,000,000
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC                           0.32%     10/02/09           300,000        300,000,000
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC                           0.32%     10/05/09           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale                                     0.34%     12/04/09           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale                                     0.35%     12/07/09           265,000        265,015,670
--------------------------------------------------------------------------------------------------------------
  Societe Generale(e)(f)                               0.43%     04/05/10           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale                                     0.60%     09/11/09           150,000        150,000,000
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                0.50%     02/08/10            65,000         65,014,393
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                0.65%     04/09/10           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                0.95%     09/30/09            75,000         75,000,601
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.20%     11/16/09            75,000         75,000,000
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.30%     12/16/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.40%     12/11/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.47%     12/24/09            42,000         42,113,581
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.51%     11/12/09            75,000         75,001,483
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.85%     10/05/09           100,000        100,000,931
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.90%     10/02/09           125,000        125,001,061
==============================================================================================================
     Total Certificates of Deposit (Cost
       $8,934,676,990)                                                                           8,934,676,990
==============================================================================================================



VARIABLE RATE DEMAND NOTES-6.64%(f)

LETTER OF CREDIT ENHANCED-6.13%(d)

  A Mining Group, LLC; Series 2006, Incremental
     Taxable Bonds (LOC-Wells Fargo Bank, N.A.)        0.40%     06/01/29             4,100          4,100,000
--------------------------------------------------------------------------------------------------------------
  Alamogordo (City of), New Mexico (Gerald
     Champion Regional Medical Center); Series
     2007 A, Ref. Hospital Improvement RB
     (LOC-Bank of America, N.A.)                       0.33%     07/01/37            10,465         10,465,000
--------------------------------------------------------------------------------------------------------------
  Arizona (State of) Healthcare Facilities
     Authority (Catholic Healthcare West Loan
     Program); Series 2008 A, RB (LOC-Bank of
     America, N.A.)                                    0.27%     07/01/35            24,500         24,500,000
--------------------------------------------------------------------------------------------------------------
  Atlanticare Health Services, Inc.; Series 2003,
     Taxable Bonds (LOC-Wells Fargo Bank, N.A.)        0.40%     10/01/33               315            315,000
--------------------------------------------------------------------------------------------------------------
  Benjamin Rose Institute (The) (Kethley House);
     Series 2005, Taxable Notes (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.65%     12/01/28             4,700          4,700,000
--------------------------------------------------------------------------------------------------------------
  Blount (County of), Tennessee Health &
     Educational Facilities Board (Maryville
     College); Series 2007, RB (LOC-Bank of
     America, N.A.)                                    0.33%     04/01/32            10,600         10,600,000
--------------------------------------------------------------------------------------------------------------
  Brooke (County of), West Virginia County
     Commission (Bethany College); Series 2008 A,
     Commercial Development RB (LOC-PNC Bank,
     N.A.)                                             0.29%     12/01/37             4,050          4,050,000
--------------------------------------------------------------------------------------------------------------
  Bucks (County of), Pennsylvania Industrial
     Development Authority (Grand View Hospital);
     Series 2008 B, IDR (LOC-PNC Bank, N.A.)           0.25%     07/01/39             8,555          8,555,000
--------------------------------------------------------------------------------------------------------------
  Butler (County of), Ohio (LifeSphere); Series
     2007, Healthcare Facilities Improvement RB
     (LOC-U.S. Bank, N.A.)                             0.28%     05/01/30             3,530          3,530,000
--------------------------------------------------------------------------------------------------------------
  Centerville (City of), Ohio (Bethany Lutheran
     Village Continuing Care Facility Expansion);
     Series 2007 B, Health Care RB (LOC-PNC Bank,
     N.A.)                                             0.29%     11/01/40            22,270         22,270,000
--------------------------------------------------------------------------------------------------------------
  Central Michigan University Board of Trustees;
     Series 2008 A, Ref. General RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.22%     10/01/32             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Charlotte (City of), North Carolina (NASCAR Hall
     of Fame Facilities); Series 2009 D, Taxable
     COP (LOC-Bank of America, N.A.)                   0.45%     06/01/35            15,000         15,000,000
--------------------------------------------------------------------------------------------------------------
  Chatham Capital Corp.; Series 2000, Taxable
     Notes (LOC-JPMorgan Chase Bank, N.A.)             0.32%     07/01/20             3,700          3,700,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Chester (County of), Pennsylvania Industrial
     Development Authority (Archdiocese of
     Philadelphia); Series 2001, IDR (LOC-Wells
     Fargo Bank, N.A.)                                 0.22%     07/01/31    $       40,700    $    40,700,000
--------------------------------------------------------------------------------------------------------------
  Cobb (County of), Georgia Kennestone Hospital
     Authority (WellStar Health System, Inc.);
     Sub. Series 2005 A, Anticipation Ctfs. RB
     (LOC-Bank of America, N.A.)                       0.35%     04/01/40             7,500          7,500,000
--------------------------------------------------------------------------------------------------------------
  Cohasset (City of), Minnesota (Minnesota Power &
     Light Company); Series 1997 A, Ref. RB
     (LOC-Bank of America, N.A.)                       0.33%     06/01/20             6,900          6,900,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Bethany Lutheran
     School); Series 2008, RB (LOC-U.S. Bank,
     N.A.)                                             0.28%     11/01/38             3,650          3,650,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (King's Way Christian
     School); Series 2009, RB (LOC-U.S. Bank,
     N.A.)                                             0.28%     04/15/39             5,420          5,420,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Lutheran Church
     Extension Fund-Missouri Synod Loan Program);
     Series 2008, RB (LOC-Bank of America, N.A.)       0.25%     05/15/38             7,300          7,300,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Parker & Denver High
     Schools); Series 2006, RB (LOC-Bank of
     America, N.A.)                                    0.25%     12/01/36             2,600          2,600,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Western Christian
     Schools); Series 2009, RB (LOC-U.S. Bank,
     N.A.)                                             0.28%     07/01/39             4,875          4,875,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Bethesda Living Centers); Series 1999, RB
     (LOC-Bank of America, N.A.)                       0.28%     08/15/30             8,140          8,140,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Exempla, Inc.); Series 2009 A, RB (LOC-U.S.
     Bank, N.A.)                                       0.20%     01/01/39             6,980          6,980,000
--------------------------------------------------------------------------------------------------------------
  Columbus (City of), Ohio Regional Airport
     Authority (OASBO Expanded Asset Pooled
     Financing Program); Sr. Series 2004 A,
     Capital Funding RB (LOC-U.S. Bank, N.A.)          0.30%     03/01/34             8,725          8,725,000
--------------------------------------------------------------------------------------------------------------
  Connecticut (State of) Health & Educational
     Facilities Authority (Yale-New Haven
     Hospital, Inc.);
     Series 2008 K-1, RB (LOC-JPMorgan Chase Bank,
     N.A.)                                             0.22%     07/01/25            23,055         23,055,000
--------------------------------------------------------------------------------------------------------------
     Series 2008 L-1, RB (LOC-Bank of America,
     N.A.)                                             0.22%     07/01/36            27,030         27,030,000
--------------------------------------------------------------------------------------------------------------
  Coshocton (County of), Ohio (Coshocton County
     Memorial Hospital); Series 1999, Hospital
     Facilities RB (LOC-JPMorgan Chase Bank, N.A.)     0.27%     03/01/19             3,030          3,030,000
--------------------------------------------------------------------------------------------------------------
  Dearborn (County of), Indiana (Dearborn County
     Hospital); Series 2006, Economic Development
     RB (LOC-JPMorgan Chase Bank, N.A.)                0.32%     04/01/36             7,450          7,450,000
--------------------------------------------------------------------------------------------------------------
  DeKalb, Newton, & Gwinnett (Counties of),
     Georgia Joint Development Authority (GGC Real
     Estate Parking I, LLC); Series 2007,
     Incremental Draw RB (LOC-Wells Fargo Bank,
     N.A.)                                             0.28%     06/01/32             5,385          5,385,000
--------------------------------------------------------------------------------------------------------------
  DeKalb, Newton, & Gwinnett (Counties of),
     Georgia Joint Development Authority (GPC Real
     Estate Student Support I, LLC); Series 2007,
     Incremental Draw RB (LOC-Wells Fargo Bank,
     N.A.)                                             0.28%     06/01/35             5,475          5,475,000
--------------------------------------------------------------------------------------------------------------
  Delaware (State of) Economic Development
     Authority (Goodwill Industries of Delaware &
     Delaware County, Inc.); Series 2006, RB
     (LOC-PNC Bank, N.A.)                              0.29%     09/01/36             3,945          3,945,000
--------------------------------------------------------------------------------------------------------------
  Delaware (State of) Economic Development
     Authority (YMCA of Delaware); Series 2007, RB
     (LOC-PNC Bank, N.A.)                              0.29%     05/01/36             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  District of Columbia (Hogar Hispano, Inc.);
     Series 2005, RB (LOC-Bank of America, N.A.)       0.33%     03/01/30            15,890         15,890,000
--------------------------------------------------------------------------------------------------------------
  District of Columbia (John F. Kennedy Center for
     the Performing Arts); Series 2008, RB
     (LOC-Bank of America, N.A.)                       0.33%     10/01/29            11,230         11,230,000
--------------------------------------------------------------------------------------------------------------
  District of Columbia; Series 1998 A, Pooled Loan
     Program RB (LOC-Bank of America, N.A.)(b)         0.33%     01/01/29             9,462          9,462,000
--------------------------------------------------------------------------------------------------------------
  Douglas (County of), Nebraska Hospital Authority
     No. 2 (Children's Hospital Obligated Group);
     Series 2008 A, Ref. Health Facilities RB
     (LOC-U.S. Bank, N.A.)                             0.20%     08/15/32             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Erie (City of), Pennsylvania Higher Education
     Building Authority (Gannon University);
     Series 1998 F, RB (LOC-PNC Bank, N.A.)            0.29%     07/01/13             4,040          4,040,000
--------------------------------------------------------------------------------------------------------------
  Franklin (County of), Ohio (Doctors Ohio Health
     Corp.); Sub. Series 1998 B, Hospital
     Facilities RB (LOC-PNC Bank, N.A.)                0.29%     12/01/28             6,660          6,660,000
--------------------------------------------------------------------------------------------------------------
  Fredericksburg (City of), Virginia Economic
     Development Authority (Student Housing &
     Economic Development-Eagle Village I); Series
     2009 B, Taxable RB (LOC-Bank of America,
     N.A.)                                             0.46%     09/01/41             7,110          7,110,000
--------------------------------------------------------------------------------------------------------------
  Gillette (City of), Wyoming (Pacificorp); Series
     1988, Ref. PCR (LOC-Barclays Bank PLC)(c)         0.25%     01/01/18            21,175         21,175,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Grand Valley State University Board of Trustees,
     Michigan; Series 2008 B, Ref. General RB
     (LOC-U.S. Bank, N.A.)                             0.17%     06/01/19    $        6,000    $     6,000,000
--------------------------------------------------------------------------------------------------------------
  Hamilton (County of), Ohio (Cincinnati
     Children's Hospital Medical Center); Series
     2007 M, Hospital Facilities RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.20%     05/15/37            22,540         22,540,000
--------------------------------------------------------------------------------------------------------------
  Harris (County of), Texas Cultural Education
     Facilities Finance Corp. (Baylor College of
     Medicine); Series 2008 E, Ref. Medical
     Facilities RB (LOC-JPMorgan Chase Bank, N.A.)     0.25%     11/15/35            37,500         37,500,000
--------------------------------------------------------------------------------------------------------------
  Harris (County of), Texas Cultural Education
     Facilities Finance Corp. (Memorial Hermann
     Healthcare System); Series 2008 C, Ref.
     Hospital RB (LOC-Wells Fargo Bank, N.A.)          0.24%     06/01/24            25,000         25,000,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (James Jordan Boys & Girls Club and
     Family Life Center); Series 1995, RB
     (LOC-Bank of America N.A., JPMorgan Chase
     Bank, N.A.)(b)                                    0.32%     08/01/30             4,700          4,700,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Lyric Opera of Chicago); Series
     1994, RB (LOC-Harris N.A., JPMorgan Chase
     Bank, N.A., Northern Trust Co.)                   0.17%     12/01/28            14,800         14,800,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Sinai Community Institute, Inc.);
     Series 1997, RB (LOC-Bank of America,
     N.A.)(b)                                          0.35%     03/01/22             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Westside Health Authority); Series
     2003, RB (LOC-Bank of America, N.A.)              0.33%     12/01/29             2,610          2,610,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Field Museum of Natural History);
     Series 1998, RB (LOC-Bank of America, N.A.)       0.29%     11/01/32            11,900         11,900,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Museum of Science & Industry);
     Series 1992, RB (LOC-JPMorgan Chase Bank,
     N.A.)                                             0.32%     10/01/26            14,600         14,600,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (St. Xavier University); Series
     2002 A, RB (LOC-Bank of America, N.A.)            0.33%     10/01/32             6,450          6,450,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Commonwealth Edison Co.); Series 2008 D,
     Ref. PCR (LOC-JPMorgan Chase Bank, N.A.)          0.25%     03/01/20             7,800          7,800,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Edward
     Hospital Obligated Group); Series 2008 B-1,
     Ref. RB (LOC-JPMorgan Chase Bank, N.A.)           0.24%     02/01/40            10,000         10,000,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Elmhurst
     College); Series 2007, RB (LOC-Bank of
     America, N.A.)                                    0.33%     02/01/42            12,500         12,500,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (OSF
     Healthcare System); Series 2009 B, RB
     (LOC-PNC Bank, N.A.)                              0.27%     11/15/37             7,200          7,200,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (The
     Children's Memorial Hospital); Series 2008 C,
     RB (LOC-JPMorgan Chase Bank, N.A.)                0.24%     08/15/25            35,045         35,045,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (University of Chicago Medical Center);
     Series 2009 E-1, RB (LOC-JPMorgan Chase Bank,
     N.A.)                                             0.13%     08/01/43             8,500          8,500,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Peace Memorial Ministries); Series 2003 B,
     RB (LOC-Bank of America, N.A.)                    0.33%     08/15/33             9,155          9,155,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Rehabilitation Institute of Chicago); Series
     1997, RB (LOC-Bank of America, N.A.)              0.32%     04/01/32             5,300          5,300,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 B, RB (LOC-Bank of America, N.A.)     0.18%     08/01/20             8,000          8,000,000
--------------------------------------------------------------------------------------------------------------
     Series 1985 C, RB (LOC-JPMorgan Chase Bank,
     N.A.)                                             0.32%     08/01/15            25,950         25,950,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Riverside Health System); Series 1994, RB
     (LOC-Bank of America, N.A.)                       0.32%     11/01/19             6,200          6,200,000
--------------------------------------------------------------------------------------------------------------
  Independence (City of), Missouri Industrial
     Development Authority (The Groves & Graceland
     College Nursing Arts Center); Series 1997 A,
     IDR (LOC-Bank of America, N.A.)                   0.33%     11/01/27            13,930         13,930,000
--------------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indiana Historical Society, Inc.); Series
     1997, Educational Facilities RB (LOC-JPMorgan
     Chase Bank, N.A.)(b)                              0.32%     08/01/31            14,900         14,900,000
--------------------------------------------------------------------------------------------------------------
  Indiana (State of) Finance Authority (Community
     Health Network, Inc.); Series 2009 B,
     Hospital RB (LOC-PNC Bank, N.A.)                  0.25%     07/01/39            15,000         15,000,000
--------------------------------------------------------------------------------------------------------------
  Indiana (State of) Finance Authority (Deaconess
     Health System, Inc. Obligated Group); Series
     2009 B, Hospital RB (LOC-Bank of America,
     N.A.)                                             0.35%     03/01/39            40,000         40,000,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Indiana (State of) Finance Authority (Parkview
     Health System Obligated Group);
     Series 2009 B, Hospital RB (LOC-PNC Bank,
     N.A.)                                             0.26%     11/01/39    $       16,495    $    16,495,000
--------------------------------------------------------------------------------------------------------------
     Series 2009 C, Hospital RB (LOC-Wells Fargo
     Bank, N.A.)                                       0.25%     11/01/39            10,655         10,655,000
--------------------------------------------------------------------------------------------------------------
  Indiana (State of) Health & Educational Facility
     Financing Authority (Howard Regional Health
     System); Series 2005, Hospital RB (LOC-
     Harris N.A.)                                      0.20%     01/01/35            10,000         10,000,000
--------------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Community Hospitals);
     Series 2000 A, RB (LOC-Bank of America, N.A.)     0.33%     07/01/28             7,300          7,300,000
--------------------------------------------------------------------------------------------------------------
     Series 2000 B, RB (LOC-Bank of America, N.A.)     0.33%     07/01/28             6,075          6,075,000
--------------------------------------------------------------------------------------------------------------
  Iowa (State of) Higher Education Loan Authority
     (Luther College); Series 2008, Private
     College Facility RB (LOC-Harris N.A.)             0.28%     12/01/38             5,500          5,500,000
--------------------------------------------------------------------------------------------------------------
  Jackson (City of), Tennessee Energy Authority;
     Series 2009, Ref. Water System RB (LOC-U.S.
     Bank, N.A.)                                       0.23%     12/01/23             3,600          3,600,000
--------------------------------------------------------------------------------------------------------------
  Lancaster (County of), Nebraska Hospital
     Authority No. 1 (BryanLGH Medical Center);
     Series 2008 B-1, Ref. RB (LOC-U.S. Bank,
     N.A.)                                             0.20%     06/01/31            14,615         14,615,000
--------------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (CHRISTUS Health Obligated Group); Series
     2009 B-3, Ref. RB (LOC-Bank of New York
     Mellon)                                           0.20%     07/01/47             3,000          3,000,000
--------------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (Dynamic Fuels, LLC); Series 2008, RB
     (LOC-JPMorgan Chase Bank, N.A.)                   0.12%     10/01/33            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
  Louisiana (State of); Series 2009 A-1, Gasoline
     & Fuels Tax Second Lien RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.20%     05/01/43            40,000         40,000,000
--------------------------------------------------------------------------------------------------------------
  Louisiana State University & Agricultural &
     Mechanical College Board of Supervisors;
     Series 2002, Auxiliary RB (LOC-BNP
     Paribas)(c)                                       0.25%     07/01/32            10,590         10,590,000
--------------------------------------------------------------------------------------------------------------
  Luzerne (County of), Pennsylvania; Series 2004,
     GO (LOC-PNC Bank, N.A.)                           0.29%     11/01/14             6,385          6,385,000
--------------------------------------------------------------------------------------------------------------
  Lyndhurst (City of), Ohio (Hawken School);
     Series 2002, Economic Development RB (LOC-PNC
     Bank, N.A.)                                       0.29%     05/01/27             4,695          4,695,000
--------------------------------------------------------------------------------------------------------------
  Manatee (County of), Florida (St. Stephen's
     Upper School); Series 2000, RB (LOC-Bank of
     America, N.A.)                                    0.33%     11/01/25             4,600          4,600,000
--------------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Odenton Christian
     School); Series 2008, RB (LOC-PNC Bank, N.A.)     0.28%     07/01/33             3,590          3,590,000
--------------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (University of Maryland
     Medical System);
     Series 2007 A, RB (LOC-Wells Fargo Bank,
     N.A.)                                             0.22%     07/01/34             9,885          9,885,000
--------------------------------------------------------------------------------------------------------------
     Series 2007 B, RB (LOC-Bank of America, N.A.)     0.30%     07/01/34            20,795         20,795,000
--------------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Villa Julie College);
     Series 2005, RB (LOC-Bank of America, N.A.)       0.30%     07/01/30            55,865         55,865,000
--------------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority; Series 1994 D, Pooled
     Loan Program RB (LOC-Bank of America,
     N.A.)(b)                                          0.30%     01/01/29            40,790         40,790,000
--------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Abby Kelley Foster Charter Public
     School); Series 2008, RB (LOC-TD Bank, N.A.)      0.27%     09/01/38             4,900          4,900,000
--------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Brandon Residential Treatment Center,
     Inc.); Series 2003, RB (LOC-TD Bank, N.A.)        0.27%     04/01/28             5,895          5,895,000
--------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Dana-Farber Cancer
     Institute); Series 2008 L-1, RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.22%     12/01/46            26,800         26,800,000
--------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Housing Finance Agency
     (Avalon at Crane Brook); Series 2006 A,
     Taxable RB (LOC-JPMorgan Chase Bank, N.A.)        0.32%     04/01/36            21,010         21,010,000
--------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Housing Finance Agency;
     Series 2009 B, Taxable Bonds (LOC-Bank of
     America, N.A.)                                    0.46%     01/01/44            10,008         10,008,000
--------------------------------------------------------------------------------------------------------------
  Michigan (State of) Higher Education Facilities
     Authority (Calvin College); Series 2007 A,
     Ref. Limited Obligation RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.23%     09/01/37             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (McLaren Health Care Corp.);
     Series 2008 B-2, Ref. RB (LOC-JPMorgan Chase
     Bank, N.A.)                                       0.24%     10/15/30            16,550         16,550,000
--------------------------------------------------------------------------------------------------------------
     Series 2008 B-3, Ref. RB (LOC-JPMorgan Chase
     Bank, N.A.)                                       0.24%     10/15/38            26,400         26,400,000
--------------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (The Roper
     School); Series 2002, Limited Obligation RB
     (LOC-Bank of America, N.A.)(b)                    0.33%     05/01/32             3,195          3,195,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Minneapolis (City of), Minnesota (Fairview
     Health Services); Series 2008 C, Health Care
     System RB (LOC-Wells Fargo Bank, N.A.)            0.20%     11/15/47    $       26,075    $    26,075,000
--------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Petal Gas Storage, LLC); Series 2007, Gulf
     Opportunity Zone IDR (LOC-Deutsche Bank
     AG)(c)                                            0.28%     08/01/34             9,500          9,500,000
--------------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Lutheran Church
     Extension Fund-Missouri Synod Loan Program);
     Series 2004 A, RB (LOC-Bank of America, N.A.)     0.25%     07/01/29             7,645          7,645,000
--------------------------------------------------------------------------------------------------------------
  Monroe (County of), New York Industrial
     Development Agency (Margaret Woodbury Strong
     Museum); Series 2005, Civic Facility IDR
     (LOC-JPMorgan Chase Bank, N.A.)                   0.20%     04/01/35            16,750         16,750,000
--------------------------------------------------------------------------------------------------------------
  Montgomery (County of), Ohio (The Dayton Art
     Institute); Series 1996, Economic Development
     RB (LOC-U.S. Bank, N.A.)                          0.29%     05/01/26             4,300          4,300,000
--------------------------------------------------------------------------------------------------------------
  Montgomery (County of), Pennsylvania Industrial
     Development Authority (Archdiocese of
     Philadelphia); Series 2008 A, IDR (LOC-PNC
     Bank, N.A.)                                       0.25%     11/01/38            13,500         13,500,000
--------------------------------------------------------------------------------------------------------------
  Moon (Township of), Pennsylvania Industrial
     Development Authority (Providence Point);
     Series 2007, First Mortgage IDR (LOC-Lloyds
     TSB Bank PLC)(c)                                  0.30%     07/01/38            67,780         67,780,001
--------------------------------------------------------------------------------------------------------------
  Moon (Township of), Pennsylvania Industrial
     Development Authority (YMCA of Greater
     Pittsburgh); Series 2005, Community
     Facilities IDR (LOC-PNC Bank, N.A.)               0.29%     06/01/25             3,820          3,820,000
--------------------------------------------------------------------------------------------------------------
  Morton Grove (Village of), Illinois (Illinois
     Holocaust Museum & Educational Center);
     Series 2006, Cultural Facility RB (LOC-Bank
     of America, N.A.)                                 0.30%     12/01/41             4,250          4,250,000
--------------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Exeter Hospital
     Obligated Group); Series 2003, Healthcare RB
     (LOC-Bank of America, N.A.)                       0.30%     10/01/33            15,835         15,835,000
--------------------------------------------------------------------------------------------------------------
  New Jersey (State of) Economic Development
     Authority (Job Haines Home for Aged People);
     Series 1998, RB (LOC-PNC Bank, N.A.)              0.28%     02/01/28             1,000          1,000,000
--------------------------------------------------------------------------------------------------------------
  New York (State of) Dormitory Authority (St.
     John's University); Series 2008 A, RB
     (LOC-JPMorgan Chase Bank, N.A.)                   0.15%     07/01/30            34,525         34,525,000
--------------------------------------------------------------------------------------------------------------
  Newport (City of), Kentucky (Kentucky League of
     Cities Funding Trust); Series 2002, Lease
     Program RB (LOC-U.S. Bank, N.A.)                  0.19%     04/01/32            12,900         12,900,000
--------------------------------------------------------------------------------------------------------------
  Norfolk (City of), Virginia Redevelopment &
     Housing Authority (E2F Student Housing I,
     LLC); Series 2005, RB (LOC-Bank of America,
     N.A.)                                             0.33%     07/01/34             6,625          6,625,000
--------------------------------------------------------------------------------------------------------------
  Norfolk (City of), Virginia Redevelopment &
     Housing Authority (Norfolk Housing, LLC-The
     District at ODU); Series 2009, Taxable RB
     (LOC-Bank of America, N.A.)                       0.46%     09/01/39            22,905         22,905,000
--------------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Agency (St. Mary's School); Series 2006, RB
     (LOC-Wells Fargo Bank, N.A.)                      0.33%     09/01/27            17,455         17,455,000
--------------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Elon College); Series 1997,
     RB (LOC-Bank of America, N.A.)                    0.35%     01/01/19             8,840          8,840,000
--------------------------------------------------------------------------------------------------------------
  Northeastern Pennsylvania (Region of) Hospital &
     Education Authority (Commonwealth Medical
     College); Series 2009, RB (LOC-PNC Bank,
     N.A.)                                             0.25%     09/01/34            11,425         11,425,000
--------------------------------------------------------------------------------------------------------------
  Ohio (State of) (Ohio Dominican University);
     Series 2007, Higher Educational Facility RB
     (LOC-JPMorgan Chase Bank, N.A.)                   0.28%     12/01/37             5,330          5,330,000
--------------------------------------------------------------------------------------------------------------
  Palm Beach (County of), Florida (The Raymond F.
     Kravis Center for the Performing Arts, Inc.);
     Series 2002, RB (LOC-Northern Trust Co.)          0.28%     07/01/32             2,700          2,700,000
--------------------------------------------------------------------------------------------------------------
  Palm Beach (County of), Florida Housing Finance
     Authority (Emerald Bay Club Apartments);
     Series 2004, Ref. MFH RB (LOC-Wells Fargo
     Bank, N.A.)                                       0.28%     06/01/30             5,500          5,500,000
--------------------------------------------------------------------------------------------------------------
  Parma (City of), Ohio (The Parma Community
     General Hospital Association); Series 2006 A,
     RB (LOC-JPMorgan Chase Bank, N.A.)                0.29%     11/01/29             4,445          4,445,000
--------------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Springside School);
     Series 2000 J-4, RB (LOC-PNC Bank, N.A.)          0.29%     11/01/30             4,900          4,900,000
--------------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Messiah
     College); Series 2001 I-4, RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.27%     11/01/31            10,445         10,445,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Washington &
     Jefferson College); Series 1999 E-5, RB
     (LOC-PNC Bank, N.A.)                              0.29%     11/01/29    $        6,300    $     6,300,000
--------------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Turnpike Commission;
     Series 2008 B-1, Turnpike Multi-modal RB
     (LOC-Bank of America, N.A.)                       0.30%     12/01/38            10,400         10,400,000
--------------------------------------------------------------------------------------------------------------
  Portland (Port of), Oregon (Portland Bulk
     Terminals, LLC); Series 2006, Ref. Special
     Obligation RB (LOC-Canadian Imperial Bank of
     Commerce)(c)(g)                                   0.35%     03/01/36            11,000         11,000,000
--------------------------------------------------------------------------------------------------------------
  Prince Georges (County of), Maryland (Collington
     Episcopal Life Care Community, Inc.); Series
     2006 B, Ref. RB (LOC-Bank of America, N.A.)       0.28%     04/01/28            23,310         23,310,000
--------------------------------------------------------------------------------------------------------------
  R.G. Ray Corp.; Series 2000, Taxable RB
     (LOC-Bank of America, N.A.)                       0.45%     01/01/15             1,885          1,885,000
--------------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (Care New England Health
     System); Series 2008 A, Health Financing RB
     (LOC-JPMorgan Chase Bank, N.A.)                   0.23%     09/01/32            21,945         21,945,000
--------------------------------------------------------------------------------------------------------------
  Richland (City of), Washington; Series 1996,
     Golf Enterprise RB (LOC-Bank of America,
     N.A.)                                             0.32%     12/01/21             2,300          2,300,000
--------------------------------------------------------------------------------------------------------------
  Richland (County of), Ohio (Wesleyan Senior
     Living Obligated Group); Series 2004 A, Ref.
     Health Care Facilities RB (LOC-JPMorgan Chase
     Bank, N.A.)                                       0.28%     11/01/27            15,975         15,975,000
--------------------------------------------------------------------------------------------------------------
  Sarasota (County of), Florida (The Glenridge on
     Palmer Ranch, Inc.); Series 2006, Ref.
     Continuing Care Retirement Community RB
     (LOC-Lloyds TSB Bank PLC)(c)                      0.28%     06/01/36            10,300         10,300,000
--------------------------------------------------------------------------------------------------------------
  Shelby (County of), Tennessee Health,
     Educational & Housing Facility Board
     (Trezevant Manor); Series 2007 A, RB
     (LOC-Bank of America, N.A.)                       0.29%     09/01/39             7,225          7,225,000
--------------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (John Ancrum Society
     for Prevention of Cruelty to Animals); Series
     2007, RB (LOC-Bank of America, N.A.)              0.33%     08/01/27             4,100          4,100,000
--------------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Sisters of Charity
     Providence Hospitals); Series 2002, RB
     (LOC-Wells Fargo Bank, N.A.)                      0.29%     11/01/32            36,360         36,360,000
--------------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (YMCA of Columbia, SC);
     Series 2006, RB (LOC-Bank of America, N.A.)       0.33%     10/01/28             4,380          4,380,000
--------------------------------------------------------------------------------------------------------------
  South Dakota (State of) Health & Educational
     Facilities Authority (Regional Health, Inc.);
     Series 2008, RB (LOC-U.S. Bank, N.A.)             0.20%     09/01/27             8,500          8,500,000
--------------------------------------------------------------------------------------------------------------
  St. Charles (County of), Missouri Public Water
     Supply District No. 2; Series 2005 A, COP
     (LOC-Bank of America, N.A.)                       0.33%     12/01/33            11,820         11,820,000
--------------------------------------------------------------------------------------------------------------
  St. Jean Industries, Inc.; Series 2006, Taxable
     Notes (LOC-General Electric Capital Corp.)(b)     1.10%     10/01/21             8,400          8,400,000
--------------------------------------------------------------------------------------------------------------
  Tarrant (County of), Texas Cultural Education
     Facilities Finance Corp. (CHRISTUS Health);
     Series 2008 C-4, Ref. RB (LOC-Bank of
     America, N.A.)                                    0.32%     07/01/47            20,345         20,345,000
--------------------------------------------------------------------------------------------------------------
  Troy (City of), New York Industrial Development
     Authority (Rensselaer Polytechnic Institute);
     Series 2002 B, Civic Facility IDR
     (LOC-JPMorgan Chase Bank, N.A.)                   0.22%     09/01/42            34,100         34,100,000
--------------------------------------------------------------------------------------------------------------
  University of Virginia Real Estate Foundation;
     Series 2001, Taxable Bonds (LOC-Wells Fargo
     Bank, N.A.)(b)                                    0.40%     07/01/26            41,060         41,060,000
--------------------------------------------------------------------------------------------------------------
  Virginia (State of) Small Business Financing
     Authority (Hampton Roads Proton Beam Therapy
     Institute at Hampton University, LLC); Series
     2008 A, RB (LOC-PNC Bank, N.A.)                   0.29%     12/01/38            16,250         16,250,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Economic Development
     Finance Authority (Benaroya Research
     Institute at Virginia Mason); Series 2006 C,
     Ref. RB (LOC-Bank of America, N.A.)               0.28%     06/01/29             7,550          7,550,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (National Healthcare, Research &
     Education Finance Corp.); Series 2000, Lease
     RB (LOC-BNP Paribas)(c)                           0.27%     01/01/32            13,000         13,000,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Swedish Health Services); Series
     2009 C, RB (LOC-U.S. Bank, N.A.)                  0.20%     11/15/39            33,000         33,000,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Nikkei Concerns); Series 1994, Non-profit RB
     (LOC-U.S. Bank, N.A.)                             0.27%     10/01/19             3,630          3,630,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (The Bush School); Series 2006, Non-profit RB
     (LOC-Bank of America, N.A.)                       0.30%     04/01/34            20,370         20,370,000
--------------------------------------------------------------------------------------------------------------
  Westmoreland (County of), Pennsylvania
     Industrial Development Authority (Greensburg
     Thermal, LLC); Series 2005 A, Ref. IDR
     (LOC-PNC Bank, N.A.)                              0.29%     12/01/24             3,715          3,715,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Williamstown (City of), Kentucky (Kentucky
     League of Cities Funding Trust);
     Series 2008 A, Lease Program RB (LOC-U.S.
     Bank, N.A.)                                       0.19%     07/01/38    $        3,600    $     3,600,000
--------------------------------------------------------------------------------------------------------------
     Series 2008 B, Lease Program RB (LOC-U.S.
     Bank, N.A.)                                       0.19%     12/01/38             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Benevolent Corp. Cedar
     Community); Series 2007, RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.32%     06/01/37             6,900          6,900,000
--------------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Goodwill Industries of
     Southeastern Wisconsin, Inc.); Series 2009,
     RB (LOC-U.S. Bank, N.A.)                          0.28%     06/01/39             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Meriter Hospital,
     Inc.); Series 2008 A, RB (LOC-U.S. Bank,
     N.A.)                                             0.18%     12/01/24             5,600          5,600,000
--------------------------------------------------------------------------------------------------------------
  Yavapai (County of), Arizona Industrial
     Development Authority (Northern Arizona
     Healthcare System); Series 2008 B, Hospital
     Facilities IDR (LOC-Banco Bilbao Vizcaya
     Argentaria, S.A.)(c)                              0.26%     12/01/39             3,000          3,000,000
==============================================================================================================
                                                                                                 1,920,055,001
==============================================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-0.51%

  Allegheny (County of), Pennsylvania Hospital
     Development Authority (UPMC Senior
     Communities, Inc.); Series 2003, RB
     (CEP-Federal National Mortgage Association)       0.28%     07/15/28             2,825          2,825,000
--------------------------------------------------------------------------------------------------------------
  Arlington (County of), Virginia Industrial
     Development Authority (Woodbury Park
     Apartments); Series 2005 A, Ref. MFH IDR
     (CEP-Federal Home Loan Mortgage Corp.)            0.28%     03/01/35            13,185         13,185,000
--------------------------------------------------------------------------------------------------------------
  Cobb (County of), Georgia Housing Authority
     (Post Apartment Homes, L.P.); Series 1995,
     MFH RB (CEP-Federal National Mortgage
     Association)                                      0.28%     06/01/25             7,625          7,625,000
--------------------------------------------------------------------------------------------------------------
  DeKalb (County of), Georgia Housing Authority
     (Clairmont Crest); Series 1995, Ref. MFH RB
     (CEP-Federal National Mortgage Association)       0.25%     06/15/25             7,840          7,840,000
--------------------------------------------------------------------------------------------------------------
  Delaware (County of), Pennsylvania Industrial
     Development Authority (Resource Recovery
     Facility); Series 1997 G, Ref. IDR
     (CEP-General Electric Capital Corp.)              0.26%     12/01/31            30,605         30,605,000
--------------------------------------------------------------------------------------------------------------
  Duval (County of), Florida Housing Finance
     Authority (The Glades Apartments); Series
     2002, Ref. MFH Mortgage RB (CEP-Federal Home
     Loan Mortgage Corp.)                              0.28%     10/01/32             4,275          4,275,000
--------------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Tuscany Pointe Apartments); Series 2005 D,
     Ref. MFH Mortgage RB (CEP-Federal National
     Mortgage Association)                             0.28%     11/15/35            10,990         10,990,000
--------------------------------------------------------------------------------------------------------------
  Indianapolis (City of), Indiana (Capital Place
     Apartments, Covington Square Apartments & The
     Woods at Oak Crossing); Series 2008, MFH RB
     (CEP-Federal National Mortgage Association)       0.25%     05/15/38            16,000         16,000,000
--------------------------------------------------------------------------------------------------------------
  Jackson (County of), Mississippi (Chevron U.S.A.
     Inc.);
     Series 1992, Ref. PCR                             0.12%     12/01/16            16,900         16,900,000
--------------------------------------------------------------------------------------------------------------
     Series 1993, Ref. Port Facility RB                0.12%     06/01/23            18,135         18,135,000
--------------------------------------------------------------------------------------------------------------
  Kansas (State of) Development Finance Authority
     (Oak Ridge Park Phase I Apartments); Series
     2009 D, Ref. MFH RB (CEP-Federal Home Loan
     Mortgage Corp.)(g)                                0.40%     04/01/44             2,690          2,690,000
--------------------------------------------------------------------------------------------------------------
  Montgomery (County of), Pennsylvania
     Redevelopment Authority (Forge Gate
     Apartments); Series 2001 A, MFH RB
     (CEP-Federal National Mortgage Association)       0.25%     08/15/31             2,425          2,425,000
--------------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of),
     Tennessee Metropolitan Government Industrial
     Development Board (Summit Apartments); Series
     2006, Ref. IDR (CEP-Federal National Mortgage
     Association)                                      0.28%     07/15/36             6,825          6,825,000
--------------------------------------------------------------------------------------------------------------
  New York (City of) Housing Development Corp.
     (155 West 21st Street Development); Series
     2007 B, Taxable MFH Rental RB (CEP-Federal
     National Mortgage Association)                    0.27%     11/15/37             1,250          1,250,000
--------------------------------------------------------------------------------------------------------------
  Phoenix (City of), Arizona Industrial
     Development Authority (Del Mar Terrace
     Apartments); Series 1999 A, Ref. MFH IDR
     (CEP-Federal Home Loan Mortgage Corp.)            0.25%     10/01/29             9,800          9,800,000
--------------------------------------------------------------------------------------------------------------
  Smyrna (City of), Georgia Housing Authority (The
     Gardens of Post Village); Series 1996, MFH RB
     (CEP-Federal National Mortgage Association)       0.28%     06/01/25             2,800          2,800,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Lake City Senior Apartments); Series 2009,
     Ref. MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)                                            0.28%     07/01/44             4,000          4,000,000
==============================================================================================================
                                                                                                   158,170,000
==============================================================================================================
     Total Variable Rate Demand Notes (Cost
       $2,078,225,001)                                                                           2,078,225,001
==============================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------

MEDIUM-TERM NOTES-3.99%

  BBVA U.S. Senior S.A. Unipersonal, Sr. Unsec.
     Gtd. Unsub. Floating Rate MTN(b)(c)(e)            0.69%     03/12/10    $       64,000    $    64,028,672
--------------------------------------------------------------------------------------------------------------
  BP Capital Markets PLC, Sr. Unsec. Gtd. Unsub.
     Global Notes(c)                                   4.88%     03/15/10            33,350         34,160,814
--------------------------------------------------------------------------------------------------------------
  General Electric Capital Corp.-Series A, Sr.
     Unsec. Floating Rate Global MTN(e)                0.75%     12/15/09           100,000        100,052,904
--------------------------------------------------------------------------------------------------------------
  ING Bank N.V., Sr. Unsec. Floating Rate
     MTN(b)(c)(e)                                      0.92%     09/16/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  JPMorgan Chase & Co., Sr. Unsec. Floating Rate
     MTN(e)                                            0.79%     10/02/09            70,000         70,031,620
--------------------------------------------------------------------------------------------------------------
  Procter & Gamble International Funding S.C.A.,
     Sr. Unsec. Gtd. Floating Rate MTN(e)              0.71%     02/08/10            80,000         80,000,000
--------------------------------------------------------------------------------------------------------------
  Rabobank Nederland,
     Sr. Unsec. Putable Floating Rate Global
     MTN(b)(c)(e)                                      0.26%     10/07/09           150,000        150,000,000
--------------------------------------------------------------------------------------------------------------
     Floating Rate MTN(b)(c)(e)                        0.44%     08/16/14            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
     Floating Rate MTN(b)(c)(e)                        0.83%     05/19/10           104,700        104,914,572
--------------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A., Sr. Unsec. Floating Rate
     MTN(e)                                            0.78%     09/08/09           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp., Floating Rate
     MTN(b)(c)(e)                                      0.77%     10/09/09           246,000        246,142,188
==============================================================================================================
     Total Medium-Term Notes (Cost $1,249,330,770)                                               1,249,330,770
==============================================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-1.53%

FEDERAL HOME LOAN BANK (FHLB)-0.89%

  Unsec. Floating Rate Bonds(e)                        0.38%     05/12/10           130,000        130,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(e)                        0.30%     05/21/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(e)                        0.34%     06/01/10            50,000         50,000,000
==============================================================================================================
                                                                                                   280,000,000
==============================================================================================================


FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-0.64%

  Unsec. Floating Rate Global Notes(e)                 0.41%     07/12/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Series 2, Unsec. Floating Rate MTN(e)                0.51%     01/08/10           100,000        100,000,000
==============================================================================================================
                                                                                                   200,000,000
==============================================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $480,000,000)                                                              480,000,000
==============================================================================================================



TIME DEPOSITS-0.86%

  BNP Paribas (Cayman Islands)(c)                      0.15%     09/01/09           130,000        130,000,000
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank AG (Cayman Islands)(c)                 0.13%     09/01/09           138,491        138,490,809
==============================================================================================================
     Total Time Deposits (Cost $268,490,809)                                                       268,490,809
==============================================================================================================



FUNDING AGREEMENTS-0.32%

  MetLife Insurance Co. of Connecticut, Floating
     Rate (Acquired 08/27/07; Cost
     $100,000,000)(b)(e)                               0.83%     09/25/09           100,000        100,000,000
==============================================================================================================



MASTER NOTE AGREEMENTS-0.32%(H)

  Goldman Sachs Lending Partners LLC (Acquired
     08/13/09; Cost $100,000,000)(b)                   0.42%     10/09/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-93.64% (Cost $29,314,843,912)                                                     29,314,843,912
==============================================================================================================


                                                                               REPURCHASE
                                                                                 AMOUNT


REPURCHASE AGREEMENTS-8.20%(i)

  Banc of America Securities LLC, Joint agreement
     dated 08/31/09 aggregate maturing value
     $250,002,083 (collateralized by U.S.
     Government sponsored agency and Corporate
     obligations valued at $262,500,000; 0%-5.94%,
     09/01/12-09/20/56)                                0.30%     09/01/09         5,176,395          5,176,352
--------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/31/09 aggregate maturing value
     $2,401,558,810 (collateralized by a U.S.
     Treasury obligation valued at $2,449,575,065;
     2.38%, 08/31/14)                                  0.22%     09/01/09     1,278,516,613      1,278,508,800
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                     INTEREST    MATURITY      REPURCHASE
                                                       RATE        DATE          AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  HSBC Securities (USA) Inc., Joint agreement
     dated 08/31/09 aggregate maturing value
     $1,250,007,639 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,275,000,040; 0%-10.70%,
     10/09/09-07/15/32)                                0.22%     09/01/09    $  613,916,910    $   613,913,158
--------------------------------------------------------------------------------------------------------------
  JPMorgan Securities Inc., Agreement dated
     08/31/09 maturing value $250,001,458
     (collateralized by U.S. Government sponsored
     agency obligations valued at $255,000,273;
     0%, 01/15/10-10/15/29)                            0.21%     09/01/09       250,001,458        250,000,000
--------------------------------------------------------------------------------------------------------------
  RBC Capital Markets Corp., Joint agreement dated
     08/31/09 aggregate maturing value
     $200,001,278 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $204,000,001; 4.50%-6.00%,
     09/01/33-08/15/39)                                0.23%     09/01/09       148,021,792        148,020,846
--------------------------------------------------------------------------------------------------------------
  UBS Securities LLC, Agreement dated 08/31/09
     maturing value $250,001,528 (collateralized
     by U.S. Government sponsored agency
     obligations valued at $255,000,162; 5.00%-
     6.00%, 04/01/23-04/01/39)                         0.22%     09/01/09       250,001,528        250,000,000
--------------------------------------------------------------------------------------------------------------
  Wells Fargo Securities LLC, Joint agreement
     dated 08/31/09 aggregate maturing value
     $400,004,000 (collateralized by U.S.
     Government sponsored agency and Corporate
     obligations valued at $420,000,000; 0%-
     10.75%, 04/23/10-06/10/46)                        0.36%     09/01/09        21,910,144         21,909,925
==============================================================================================================
     Total Repurchase Agreements (Cost
       $2,567,529,081)                                                                           2,567,529,081
==============================================================================================================
TOTAL INVESTMENTS(j)(k)-101.84% (Cost
  $31,882,372,993)                                                                              31,882,372,993
==============================================================================================================
OTHER ASSETS LESS LIABILITIES-(1.84)%                                                             (575,701,868)
==============================================================================================================
NET ASSETS-100.00%                                                                             $31,306,671,125
______________________________________________________________________________________________________________
==============================================================================================================




Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
Ctfs.   - Certificates
GO      - General Obligation Bonds
Gtd.    - Guaranteed
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MFH     - Multi-Family Housing
MTN     - Medium-Term Notes
PCR     - Pollution Control Revenue Bonds
RB      - Revenue Bonds
Ref     - Refunding
RN      - Revenue Notes
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated


Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2009 was $13,006,834,802, which represented 41.55% of the Fund's Net Assets.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 12.00%; Netherlands: 7.80%; other countries less than 5% each: 19.15%.
(d) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(f) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(g)   Security subject to the alternative minimum tax.
(h) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(i)   Principal amount equals value at period end. See Note 1K.
(j)   Also represents cost for federal income tax purposes.
(k) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

     ENTITIES                                                                           PERCENTAGE
     ---------------------------------------------------------------------------------------------
     Societe Generale                                                                       5.0%
     _____________________________________________________________________________________________
     =============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

STIC PRIME PORTFOLIO



                                                                               PRINCIPAL
                                                     INTEREST    MATURITY       AMOUNT
                                                       RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-79.10%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-7.65%

  Amstel Funding Corp.(b)(c)                           1.85%     10/16/09    $     95,000    $   94,780,312
-----------------------------------------------------------------------------------------------------------
  Edison Asset Securitization, LLC(b)                  0.26%     09/25/09         146,795       146,769,556
-----------------------------------------------------------------------------------------------------------
  Edison Asset Securitization, LLC(b)                  0.28%     09/22/09         100,000        99,983,667
===========================================================================================================
                                                                                                341,533,535
===========================================================================================================


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-17.09%

  Barton Capital LLC(b)                                0.28%     09/02/09         100,000        99,999,222
-----------------------------------------------------------------------------------------------------------
  Barton Capital LLC(b)                                0.28%     09/15/09          80,062        80,053,282
-----------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                             0.18%     09/01/09          95,012        95,012,000
-----------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                             0.22%     09/11/09          40,008        40,005,555
-----------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                             0.28%     09/17/09          50,996        50,989,654
-----------------------------------------------------------------------------------------------------------
  Park Avenue Receivables Co., LLC(b)                  0.27%     09/14/09          99,300        99,290,318
-----------------------------------------------------------------------------------------------------------
  Ranger Funding Co. LLC(b)                            0.25%     09/15/09          25,000        24,997,570
-----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.24%     09/25/09          65,000        64,989,600
-----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.25%     10/15/09         100,000        99,969,445
-----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.26%     10/16/09          50,000        49,983,750
-----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                          0.23%     09/02/09          58,027        58,026,629
===========================================================================================================
                                                                                                763,317,025
===========================================================================================================


ASSET-BACKED SECURITIES-FULLY BACKED-5.04%

  Straight-A Funding LLC
     -Series 1, (CEP-Federal Financing Bank)(b)        0.24%     10/13/09         120,000       119,966,400
-----------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.25%     10/09/09          60,000        59,984,167
-----------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.28%     09/18/09          45,041        45,035,044
===========================================================================================================
                                                                                                224,985,611
===========================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-15.84%

  Concord Minutemen Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.50%     10/23/09          24,000        23,982,667
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.50%     10/27/09         195,000       194,848,333
-----------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.47%     10/19/09          25,000        24,984,333
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.60%     09/03/09         100,000        99,996,666
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.60%     09/18/09         100,000        99,971,667
-----------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(b)             0.60%     09/10/09          50,000        49,992,500
-----------------------------------------------------------------------------------------------------------
  Liberty Street Funding LLC (CEP-Bank of Nova
     Scotia)(b)(c)                                     0.23%     09/14/09          33,909        33,906,184
-----------------------------------------------------------------------------------------------------------
  LMA-Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                       0.27%     10/13/09          30,000        29,990,550
-----------------------------------------------------------------------------------------------------------
  Matchpoint Master Trust-Series A, (CEP-BNP
     Paribas)(b)(c)                                    0.24%     09/16/09         100,000        99,990,000
-----------------------------------------------------------------------------------------------------------
  Ticonderoga Funding LLC (CEP-Bank of America,
     N.A.)(b)                                          0.24%     09/11/09          50,000        49,996,667
===========================================================================================================
                                                                                                707,659,567
===========================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-18.99%

  Atlantic Asset Securitization LLC(b)                 0.26%     10/06/09         100,000        99,974,722
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                               PRINCIPAL
                                                     INTEREST    MATURITY       AMOUNT
                                                       RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  Chariot Funding, LLC/Ltd.(b)                         0.23%     09/10/09    $     61,000    $   60,996,492
-----------------------------------------------------------------------------------------------------------
  Enterprise Funding Co. LLC(b)                        0.24%     09/10/09         100,000        99,994,000
-----------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(b)                 0.23%     09/04/09          75,000        74,998,563
-----------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(b)                 0.23%     09/08/09          35,010        35,008,434
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                  0.21%     09/08/09         155,006       154,999,671
-----------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.24%     10/22/09          51,000        50,982,660
-----------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.25%     10/09/09          50,000        49,986,806
-----------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                       0.25%     09/09/09          59,250        59,246,708
-----------------------------------------------------------------------------------------------------------
  Regency Markets No. 1, LLC(b)(c)                     0.20%     09/04/09          42,600        42,599,290
-----------------------------------------------------------------------------------------------------------
  Yorktown Capital LLC(b)                              0.27%     10/09/09         119,218       119,184,023
===========================================================================================================
                                                                                                847,971,369
===========================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-2.54%

  Aspen Funding Corp.(b)                               0.22%     09/01/09          75,000        75,000,000
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.25%     09/16/09          23,350        23,347,568
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.30%     10/26/09          15,129        15,122,066
===========================================================================================================
                                                                                                113,469,634
===========================================================================================================


ASSET-BACKED SECURITIES-TRADE RECEIVABLES-3.67%

  Market Street Funding LLC(b)                         0.24%     09/09/09          99,141        99,135,713
-----------------------------------------------------------------------------------------------------------
  Market Street Funding LLC(b)                         0.26%     10/14/09          64,683        64,662,912
===========================================================================================================
                                                                                                163,798,625
===========================================================================================================


CONSUMER FINANCE-2.24%

  Toyota Motor Credit Corp.                            0.23%     09/04/09         100,000        99,998,083
===========================================================================================================


DIVERSIFIED BANKS-3.36%

  ING (US) Funding LLC(c)                              0.22%     09/17/09         150,000       149,985,666
===========================================================================================================


INDUSTRIAL CONGLOMERATES-1.34%

  General Electric Co.                                 0.24%     09/22/09          60,000        59,991,600
===========================================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-1.34%

  General Electric Capital Services Inc.               0.22%     09/18/09          60,000        59,993,767
===========================================================================================================
     Total Commercial Paper (Cost $3,532,704,482)                                             3,532,704,482
===========================================================================================================



CERTIFICATE OF DEPOSIT-5.60%

  Chase Bank USA, N.A. (Cost $250,000,000)             0.22%     09/10/09         250,000       250,000,000
===========================================================================================================



MASTER NOTE AGREEMENT-4.48%(D)

  Goldman Sachs Lending Partners LLC (Acquired
     08/13/09; Cost $200,000,000)(b)                   0.42%     10/09/09         200,000       200,000,000
===========================================================================================================



BANK NOTES-3.58%

DIVERSIFIED BANKS-3.58%

  Bank of America, N.A. (Cost $160,000,000)            0.27%     09/03/09         160,000       160,000,000
===========================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-92.76% (Cost $4,142,704,482)                                                    4,142,704,482
===========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                     INTEREST    MATURITY     REPURCHASE
                                                       RATE        DATE         AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-7.26%(e)

  BNP Paribas, Joint agreement dated 08/31/09,
     aggregate maturing value $350,003,694
     (collateralized by U.S. Government sponsored
     agency and Corporate obligations valued at
     $361,954,137; 0%-8.72%, 05/18/12-02/25/47)(c)     0.38%     09/01/09    $123,001,298    $  123,000,000
-----------------------------------------------------------------------------------------------------------
  Wells Fargo Securities LLC, Joint agreement
     dated 08/31/09, aggregate maturing value
     $400,004,000 (collateralized by U.S.
     Government sponsored agency and Corporate
     obligations valued at $420,000,000; 0%-
     10.75%, 04/23/10-06/10/46)                        0.36%     09/01/09     201,092,086       201,090,075
===========================================================================================================
     Total Repurchase Agreements (Cost
       $324,090,075)                                                                            324,090,075
===========================================================================================================
TOTAL INVESTMENTS(f)(g)-100.02% (Cost
  $4,466,794,557)                                                                             4,466,794,557
===========================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.02)%                                                              (834,929)
===========================================================================================================
NET ASSETS-100.00%                                                                           $4,465,959,628
___________________________________________________________________________________________________________
===========================================================================================================




Investment Abbreviations:

CEP  - Credit Enhancement Provider


Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2009 was $3,362,735,366, which represented 75.30% of the Fund's Net Assets.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 6.81%; France: 5.67%; other countries less than 5% each: 2.57%.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(e)   Principal amount equals value at period end. See Note 1K.
(f)   Also represents cost for federal income tax purposes.
(g) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

     ENTITIES                                                                           PERCENTAGE
     ---------------------------------------------------------------------------------------------
     JPMorgan Chase Bank, N.A.                                                              5.6%
     ---------------------------------------------------------------------------------------------
     Edison Asset Securitization, LLC                                                       5.5
     ---------------------------------------------------------------------------------------------
     Crown Point Capital Co., LLC                                                           5.0
     ---------------------------------------------------------------------------------------------
     Straight-A Funding, LLC                                                                5.0
     _____________________________________________________________________________________________
     =============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

TREASURY PORTFOLIO



                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-46.92%(A)

  U.S. Treasury Bills                                  0.31%     09/03/09    $      326,000    $   325,994,295
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.34%     09/10/09           150,000        149,987,250
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.36%     09/10/09           250,000        249,977,812
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.20%     10/01/09           250,000        249,958,333
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     10/01/09           250,000        249,936,563
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.32%     10/08/09           250,000        249,916,493
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.42%     10/08/09           250,000        249,893,368
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.24%     10/15/09           325,000        324,904,667
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     10/15/09           200,000        199,937,667
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.27%     10/15/09            75,000         74,975,708
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.33%     10/22/09           142,700        142,633,288
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.50%     10/22/09           250,000        249,822,917
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.52%     10/22/09           150,000        149,889,500
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.19%     11/05/09           250,000        249,916,493
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     11/05/09           250,000        249,866,840
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     11/05/09           150,000        149,917,396
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.31%     11/05/09           165,000        164,907,646
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.20%     11/12/09           250,000        249,902,500
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     11/12/09           400,000        399,788,000
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     11/12/09           250,000        249,847,500
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.21%     11/19/09           250,000        249,882,049
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.27%     11/19/09           250,000        249,851,875
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.29%     11/19/09           250,000        249,843,646
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.29%     11/19/09           150,000        149,904,542
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     12/03/09           100,000         99,934,125
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     12/03/09           250,000        249,832,083
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.29%     12/03/09           200,000        199,849,133
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     12/03/09           200,000        199,843,967
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     12/10/09           300,000        299,745,834
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.31%     12/10/09           250,000        249,784,722
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.32%     12/10/09           200,000        199,819,444
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.29%     12/17/09           250,000        249,784,514
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.35%     12/17/09           250,000        249,739,931
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.22%     01/14/10           250,000        249,796,094
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.22%     01/21/10           250,000        249,778,125
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.24%     01/21/10           250,000        249,767,771
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.23%     01/28/10           250,000        249,762,014
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.27%     02/04/10           200,000        199,766,000
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.27%     02/04/10           200,000        199,763,833
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.28%     02/11/10           250,000        249,688,149
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-(CONTINUED)

  U.S. Treasury Bills                                  0.22%     02/18/10    $      150,000    $   149,845,083
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.24%     02/25/10           250,000        249,705,000
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.24%     03/04/10           315,000        314,617,800
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.51%     04/01/10           150,000        149,549,500
==============================================================================================================
     Total U.S. Treasury Securities (Cost
       $9,991,829,470)                                                                           9,991,829,470
==============================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-46.92% (Cost $9,991,829,470)                                                       9,991,829,470
==============================================================================================================


                                                                               REPURCHASE
                                                                                 AMOUNT


REPURCHASE AGREEMENTS-55.27%(b)

  Banc of America Securities LLC, Joint agreement
     dated 08/31/09, aggregate maturing value
     $348,001,837 (collateralized by a U.S.
     Treasury obligation valued at $354,960,026;
     0.88%, 01/31/11)                                  0.19%     09/01/09       347,089,629        347,087,797
--------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Term agreement dated
     08/24/09, maturing value $450,068,000
     (collateralized by U.S. Treasury obligations
     valued at $459,000,005; 1.88%-2.63%,
     07/15/17-07/15/19)                                0.17%     09/25/09       450,068,000        450,000,000
--------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/31/09, aggregate maturing value
     $2,401,558,810 (collateralized by a U.S.
     Treasury obligation valued at $2,449,575,065;
     2.38%, 08/31/14)                                  0.22%     09/01/09     1,123,042,197      1,123,035,334
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Term agreement
     dated 08/24/09, maturing value $450,072,000
     (collateralized by U.S. Treasury obligations
     valued at $459,000,067; 1.25%-3.88%,
     04/15/14-04/15/32)                                0.18%     09/25/09       450,072,000        450,000,000
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Agreement dated
     08/31/09, maturing value $2,150,012,542
     (collateralized by U.S. Treasury obligations
     valued at $2,193,000,028; 0.88%-4.00%,
     09/15/09-02/15/14)                                0.21%     09/01/09     2,150,012,542      2,150,000,000
--------------------------------------------------------------------------------------------------------------
  CIBC World Markets Corp., Agreement dated
     08/31/09, maturing value $100,000,556
     (collateralized by U.S. Treasury obligations
     valued at $102,003,895; 0%-7.88%, 10/22/09-
     05/15/39)                                         0.20%     09/01/09       100,000,556        100,000,000
--------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Term
     agreement dated 08/14/09, maturing value
     $250,040,139 (collateralized by U.S. Treasury
     obligations valued at $255,000,956; 4.50%-
     5.00%, 02/15/36-05/15/37)                         0.17%     09/17/09       250,040,139        250,000,000
--------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Term
     agreement dated 08/10/09, maturing value
     $500,084,444 (collateralized by U.S. Treasury
     obligations valued at $510,001,302; 4.50%-
     11.25%, 02/15/15-05/15/38)                        0.19%     09/11/09       500,084,444        500,000,000
--------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Agreement
     dated 08/31/09, maturing value $1,000,005,556
     (collateralized by U.S. Treasury obligations
     valued at $1,020,002,544; 5.00%-8.00%,
     11/15/21-05/15/37)                                0.20%     09/01/09     1,000,005,556      1,000,000,000
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Agreement dated
     08/31/09, maturing value $250,001,319
     (collateralized by U.S. Treasury obligations
     valued at $255,000,034; 0.63%-9.88%,
     04/15/10-02/15/23)                                0.19%     09/01/09       250,001,319        250,000,000
--------------------------------------------------------------------------------------------------------------
  HSBC Securities (USA) Inc., Agreement dated
     08/31/09, maturing value $750,004,167
     (collateralized by U.S. Treasury obligations
     valued at $765,001,172; 0%-4.25%, 01/15/10-
     04/15/32)                                         0.20%     09/01/09       750,004,167        750,000,000
--------------------------------------------------------------------------------------------------------------
  JPMorgan Securities Inc., Agreement dated
     08/31/09, maturing value $1,000,005,833
     (collateralized by U.S. Treasury obligation
     valued at $1,020,000,227; 0.88%, 01/31/11)        0.21%     09/01/09     1,000,005,833      1,000,000,000
--------------------------------------------------------------------------------------------------------------
  Morgan Stanley, Agreement dated 08/31/09,
     maturing value $250,001,319 (collateralized
     by U.S. Treasury obligation valued at
     $255,230,439; 6.25%-8.75%, 08/15/19-11/15/24)     0.19%     09/01/09       250,001,319        250,000,000
--------------------------------------------------------------------------------------------------------------
  RBS Securities Inc., Term agreement dated
     08/14/09, maturing value $250,038,889
     (collateralized by U.S. Treasury obligations
     valued at $255,002,549; 2.63%-4.63%,
     05/31/10-02/15/17)                                0.16%     09/18/09       250,038,889        250,000,000
--------------------------------------------------------------------------------------------------------------
  RBS Securities Inc., Agreement dated 08/31/09,
     maturing value $750,004,167 (collateralized
     by U.S. Treasury obligations valued at
     $765,004,210; 2.13%-4.75%, 10/31/09-11/15/14)     0.20%     09/01/09       750,004,167        750,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale, Agreement dated 08/13/09,
     maturing value $500,071,111 (collateralized
     by U.S. Treasury obligations valued at
     $510,000,062; 0%-4.88%, 01/15/10-02/15/19)        0.16%     09/14/09       500,071,111        500,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale, Agreement dated 08/31/09,
     maturing value $1,000,005,556 (collateralized
     by U.S. Treasury obligations valued at
     $1,020,000,105; 0%-9.25%, 09/03/09-04/15/32)      0.20%     09/01/09     1,000,005,556      1,000,000,000
--------------------------------------------------------------------------------------------------------------
  UBS Securities LLC, Term agreement dated
     08/05/09, maturing value $400,061,222
     (collateralized by a U.S. Treasury obligation
     valued at $408,002,337; 0%, 09/24/09)             0.19%     09/03/09       400,061,222        400,000,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                     INTEREST    MATURITY      REPURCHASE
                                                       RATE        DATE          AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  Wachovia Bank, N.A., Agreement dated 08/31/09,
     maturing value $250,001,458 (collateralized
     by U.S. Treasury obligations valued at
     $255,000,035; 0%-8.75%, 12/31/09-08/15/39)        0.21%     09/01/09    $  250,001,458    $   250,000,000
==============================================================================================================
     Total Repurchase Agreements (Cost
       $11,770,123,131)                                                                         11,770,123,131
==============================================================================================================
TOTAL INVESTMENTS(c)-102.19% (Cost
  $21,761,952,601)                                                                              21,761,952,601
==============================================================================================================
OTHER ASSETS LESS LIABILITIES-(2.19)%                                                             (466,568,419)
==============================================================================================================
NET ASSETS-100.00%                                                                             $21,295,384,182
______________________________________________________________________________________________________________
==============================================================================================================




Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)   Principal amount equals value at period end. See Note 1K.
(c)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

GOVERNMENT & AGENCY PORTFOLIO



                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-39.76%

FEDERAL FARM CREDIT BANK (FFCB)-3.24%

  Disc. Notes(a)                                       0.50%     03/30/10    $       60,000    $    59,825,000
--------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.51%     09/22/09            25,000         25,000,000
--------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               1.25%     11/12/09           125,000        125,000,000
--------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               1.10%     11/20/09            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.36%     12/21/09           150,000        149,557,181
--------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.64%     12/21/09            75,000         75,000,000
==============================================================================================================
                                                                                                   484,382,181
==============================================================================================================


FEDERAL HOME LOAN BANK (FHLB)-15.13%

  Unsec. Bonds                                         0.45%     11/24/09            40,000         40,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.50%     02/08/10            90,000         89,979,913
--------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.31%     02/22/10            85,000         84,989,047
--------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.92%     04/09/10            60,000         60,148,217
--------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.55%     06/03/10            25,000         25,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.55%     06/10/10            55,000         54,949,858
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.11%     09/01/09            21,700         21,700,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.66%     09/10/09            75,000         74,987,625
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.64%     10/07/09           100,000         99,936,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.55%     10/09/09            50,000         49,970,972
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.35%     10/16/09            70,000         69,969,375
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.30%     11/18/09           117,760        117,683,456
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.55%     11/19/09            50,000         49,939,653
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.53%     12/07/09           140,000        139,800,072
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.80%     12/08/09            50,000         49,891,111
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.80%     12/09/09            50,000         49,890,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.80%     12/11/09            65,000         64,854,111
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.31%     01/22/10            60,000         59,926,117
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.26%     02/12/10           125,000        124,851,944
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                1.04%     03/03/10            50,000         49,735,667
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.48%     05/05/10            80,000         79,737,600
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.55%     11/18/09            75,000         75,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.50%     01/19/10            75,000         75,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.64%     02/04/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.78%     02/26/10           125,000        124,991,956
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.82%     03/19/10           150,000        149,983,468
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.65%     09/10/09            80,000         80,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.22%     11/23/09            50,000         50,048,094
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.18%     12/23/09            50,000         49,981,198
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.18%     12/28/09           100,000         99,990,621
==============================================================================================================
                                                                                                 2,262,936,075
==============================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-15.25%

  Unsec. Disc. Notes(a)                                0.70%     09/14/09    $       50,000    $    49,987,361
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.60%     09/21/09            75,000         74,975,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.70%     09/21/09           100,000         99,961,111
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.22%     10/01/09           220,000        219,958,750
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.25%     10/05/09           130,000        129,969,306
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.27%     10/13/09           130,000        129,959,050
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.45%     10/13/09           100,000         99,948,083
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.25%     10/19/09            90,000         89,970,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.26%     10/20/09           160,000        159,943,378
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.25%     11/09/09           244,000        243,883,083
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.74%     11/23/09            50,000         49,914,694
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.28%     01/25/10            55,000         54,937,544
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.42%     02/08/10           100,000         99,813,333
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.26%     03/01/10            80,000         79,895,422
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.43%     05/17/10            95,000         94,703,838
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.19%     09/28/09            30,000         29,998,580
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.20%     10/08/09            75,000         74,990,288
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.17%     12/16/09           100,000         99,892,935
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.41%     07/12/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(b)                          0.24%     09/18/09            75,000         74,994,831
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(b)                          0.25%     09/21/09            74,500         74,497,703
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(b)                          0.32%     02/09/10            75,000         75,000,000
--------------------------------------------------------------------------------------------------------------
     Series 2, Unsec. Floating Rate MTN(b)             0.51%     01/08/10            75,000         75,000,000
==============================================================================================================
                                                                                                 2,282,194,290
==============================================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-6.14%

  Unsec. Disc. Notes(a)                                0.40%     09/01/09            60,000         60,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                3.20%     10/07/09            50,000         49,840,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.35%     10/21/09           125,000        124,939,236
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.30%     11/16/09            50,000         49,968,333
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.30%     11/23/09            30,000         29,979,250
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                1.00%     12/03/09           100,000         99,741,667
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.32%     01/11/10           175,000        174,794,667
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.28%     02/03/10            70,000         69,914,104
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.40%     07/13/10            60,000         59,982,136
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Notes(b)                        0.45%     10/16/09           150,000        150,030,754
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Notes(b)                        0.60%     10/27/09            50,000         50,000,000
==============================================================================================================
                                                                                                   919,190,147
==============================================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $5,948,702,693)                                                          5,948,702,693
==============================================================================================================


U.S. TREASURY SECURITIES-4.67%(a)

  U.S. Treasury Bills                                  0.31%     11/05/09            75,000         74,958,021
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     11/12/09           225,000        224,862,750
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     12/03/09           105,000        104,930,831
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-(CONTINUED)

  U.S. Treasury Bills                                  0.30%     12/10/09    $       75,000    $    74,936,459
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.32%     12/10/09            50,000         49,954,861
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.35%     12/17/09            50,000         49,947,986
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.45%     06/03/10            70,000         69,759,375
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.52%     06/03/10            50,000         49,801,389
==============================================================================================================
     Total U.S. Treasury Securities (Cost
       $699,151,672)                                                                               699,151,672
==============================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-44.43% (Cost $6,647,854,365)                                                       6,647,854,365
==============================================================================================================


                                                                               REPURCHASE
                                                                                 AMOUNT


REPURCHASE AGREEMENTS-55.58%(c)

  Banc of America Securities LLC, Agreement dated
     08/31/09, maturing value $750,004,167
     (collateralized by U.S. Government sponsored
     agency obligations valued at $765,000,375;
     0%-5.70%, 09/11/09-11/19/24)                      0.20%     09/01/09       750,004,167        750,000,000
--------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/31/09, aggregate maturing value
     $569,263,027 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $580,644,788; 0%, 09/09/09-
     11/27/09)                                         0.22%     09/01/09       567,763,018        567,759,548
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Term agreement
     dated 08/24/09, maturing value $500,084,444
     (collateralized by U.S. Government sponsored
     agency obligations valued at $510,001,022;
     0%-6.75%, 10/13/09-06/15/38)                      0.19%     09/25/09       500,084,444        500,000,000
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Term joint
     agreement dated 08/18/09, aggregate maturing
     value $300,172,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $306,000,883; 0%-7.63%, 09/11/09-
     06/15/38)                                         0.23%     11/16/09       250,143,750        250,000,000
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Agreement dated
     08/31/09, maturing value $1,000,006,111
     (collateralized by U.S. Government sponsored
     agency obligations valued at $1,020,001,006;
     1.38%-6.25%, 04/28/11-04/18/36)                   0.22%     09/01/09     1,000,006,111      1,000,000,000
--------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Term joint
     agreement dated 08/10/09, aggregate maturing
     value $500,088,889 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,002,219; 0%-9.00%, 09/01/09-
     06/14/10)                                         0.20%     09/11/09       450,080,000        450,000,000
--------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Joint
     agreement dated 08/31/09,aggregate maturing
     value $500,002,917 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,000,106; 0%, 09/02/09-
     02/24/10)                                         0.21%     09/01/09       498,502,908        498,500,000
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Agreement dated
     08/31/09, maturing value $500,002,778
     (collateralized by U.S. Government sponsored
     agency obligations valued at $510,000,285;
     0%-5.38%, 09/01/09-08/10/12)                      0.20%     09/01/09       500,002,778        500,000,000
--------------------------------------------------------------------------------------------------------------
  Goldman, Sachs & Co., Agreement dated 08/31/09,
     maturing value $500,002,778 (collateralized
     by U.S. Treasury obligations valued at
     $510,000,039; 0%-4.25%, 02/15/20-05/15/39)        0.20%     09/01/09       500,002,778        500,000,000
--------------------------------------------------------------------------------------------------------------
  HSBC Securities (USA) Inc., Joint agreement
     dated 08/31/09, aggregate maturing value
     $1,250,007,639 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,275,000,040; 0%-10.70%,
     10/09/09-07/15/32)                                0.22%     09/01/09       324,805,502        324,803,517
--------------------------------------------------------------------------------------------------------------
  Morgan Stanley, Agreement dated 08/31/09,
     maturing value $500,002,778 (collateralized
     by a U.S. Government sponsored agency
     obligation valued at $510,004,096; 0%,
     08/05/11)                                         0.20%     09/01/09       500,002,778        500,000,000
--------------------------------------------------------------------------------------------------------------
  RBC Capital Markets Corp., Joint agreement dated
     08/31/09, aggregate maturing value
     $500,003,056 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,000,167; 0%-8.95%, 09/01/09-
     04/15/42)                                         0.22%     09/01/09       350,002,139        350,000,000
--------------------------------------------------------------------------------------------------------------
  RBS Securities Inc., Term joint agreement dated
     08/14/09, aggregate maturing value
     $250,046,180 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,002,678; 0%-9.38%, 10/15/09-
     04/15/30)                                         0.19%     09/18/09       200,036,944        200,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale, Term joint agreement dated
     08/13/09, aggregate maturing value
     $500,088,889 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,000,926; 0%-5.75%, 09/11/09-
     06/12/15)                                         0.20%     09/14/09       425,075,556        425,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale, Agreement dated 08/31/09,
     maturing value $1,250,007,292 (collateralized
     by U.S. Government sponsored agency
     obligations valued at $1,275,000,901; 0%-
     6.63%, 09/15/09-04/18/36)                         0.21%     09/01/09     1,250,007,292      1,250,000,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                     INTEREST    MATURITY      REPURCHASE
                                                       RATE        DATE          AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  Wachovia Bank, N.A., Agreement dated 08/31/09,
     maturing value $250,001,528 (collateralized
     by U.S. Government sponsored obligations
     valued at $255,003,758; 0%-10.35%, 10/01/09-
     07/26/32)                                         0.22%     09/01/09    $  250,001,528    $   250,000,000
==============================================================================================================
     Total Repurchase Agreements (Cost
       $8,316,063,065)                                                                           8,316,063,065
==============================================================================================================
TOTAL INVESTMENTS(d)-100.01% (Cost
  $14,963,917,430)                                                                              14,963,917,430
==============================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.01)%                                                                 (917,961)
==============================================================================================================
NET ASSETS-100.00%                                                                              14,962,999,469
______________________________________________________________________________________________________________
==============================================================================================================




Investment Abbreviations:

Disc.   - Discounted
MTN     - Medium-Term Notes
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(c)   Principal amount equals value at period end. See Note 1K.
(d)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

GOVERNMENT TAXADVANTAGE PORTFOLIO



                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-96.07%

FEDERAL FARM CREDIT BANK (FFCB)-7.80%

  Disc. Notes(a)                                       0.50%     03/30/10     $  5,000    $  4,985,417
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.51%     09/22/09        5,000       5,000,000
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               1.25%     11/12/09       10,000      10,000,000
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.17%     12/28/09       15,000      14,984,236
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.25%     04/27/10       10,000      10,005,973
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.26%     08/04/10        5,000       4,987,920
======================================================================================================
                                                                                            49,963,546
======================================================================================================


FEDERAL HOME LOAN BANK (FHLB)-88.27%

  Unsec. Bonds                                         0.31%     02/22/10        5,000       4,999,356
------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.92%     04/09/10        5,000       5,012,351
------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.55%     06/10/10        5,000       4,995,442
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.11%     09/01/09      268,300     268,300,000
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.17%     09/01/09       14,092      14,092,000
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.18%     09/14/09       15,000      14,999,025
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.13%     09/16/09       12,650      12,649,288
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.15%     09/16/09       15,000      14,999,062
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.14%     09/23/09       50,000      49,995,722
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.18%     09/23/09       25,000      24,997,174
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.21%     09/30/09       15,000      14,997,463
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.21%     10/07/09       21,200      21,195,548
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.22%     10/09/09       10,000       9,997,678
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.35%     10/16/09        5,000       4,997,813
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.15%     10/23/09       29,800      29,793,543
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.55%     11/19/09        4,684       4,678,347
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.31%     01/22/10        5,750       5,742,920
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.26%     02/12/10        4,000       3,995,262
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.44%     10/13/09        4,500       4,502,420
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.50%     01/19/10        5,000       5,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.64%     02/04/10       15,000      15,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.65%     09/10/09       10,000      10,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.18%     12/28/09       10,000       9,999,062
------------------------------------------------------------------------------------------------------
  Unsec. Global Bonds                                  5.00%     09/18/09       10,175      10,196,962
======================================================================================================
                                                                                           565,136,438
======================================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $615,099,984)                                                      615,099,984
======================================================================================================


U.S. TREASURY SECURITIES-3.90%(a)

  U.S. Treasury Bills                                  0.31%     11/05/09        5,000       4,997,201
------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     11/12/09        5,000       4,996,950
------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     12/03/09       10,000       9,993,413
------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-(CONTINUED)

  U.S. Treasury Bills                                  0.45%     06/03/10     $  5,000    $  4,982,813
======================================================================================================
     Total U.S. Treasury Securities (Cost
       $24,970,377)                                                                         24,970,377
======================================================================================================
TOTAL INVESTMENTS(c)-99.97% (Cost $640,070,361)                                            640,070,361
======================================================================================================
OTHER ASSETS LESS LIABILITIES-0.03%                                                            192,112
======================================================================================================
NET ASSETS-100.00%                                                                        $640,262,473
______________________________________________________________________________________________________
======================================================================================================




Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(c)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

TAX-FREE CASH RESERVE PORTFOLIO



                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-100.27%

ALABAMA-0.19%

  Pell City (City of) Special Care Facilities
     Financing Authority (Noland Health Services,
     Inc.); Series 2009 A, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                       0.30%     12/01/39     $ 3,000     $    3,000,000
========================================================================================================


ARIZONA-1.30%

  Casa Grande (City of) Industrial Development
     Authority (Center Park Apartments); Series
     2001 A, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.35%     06/15/31       2,010          2,010,000
--------------------------------------------------------------------------------------------------------
  Casa Grande (City of) Industrial Development
     Authority (Quail Gardens Apartments); Series
     2001 A, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.35%     06/15/31       1,885          1,885,000
--------------------------------------------------------------------------------------------------------
  JPMorgan Chase PUTTERs (Greater Arizona
     Development Authority); Series 2007-2056, VRD
     Infrastructure RB(b)(c)(d)                        0.47%     08/01/15       7,490          7,490,000
--------------------------------------------------------------------------------------------------------
  Maricopa (County of) Industrial Development
     Authority (Gran Victoria Housing, LLC);
     Series 2000 A, VRD MFH RB (CEP-Federal
     National Mortgage Association)(b)                 0.32%     04/15/30       4,775          4,775,000
--------------------------------------------------------------------------------------------------------
  Pima (County of) Industrial Development
     Authority (Delaware Military Academy, Inc.);
     Series 2008, VRD Charter School RB (LOC-PNC
     Bank, N.A.)(a)(b)                                 0.29%     09/01/38       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Tucson (City of) Industrial Development
     Authority (La Entrada Apartments); Series
     2001, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.32%     07/15/31       1,750          1,750,000
--------------------------------------------------------------------------------------------------------
  Yuma (City of) Industrial Development Authority
     (El Encanto Apartments); Series 2003, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(b)                                   0.32%     04/15/33       1,575          1,575,000
========================================================================================================
                                                                                              20,685,000
========================================================================================================


COLORADO-3.58%

  Adams (County of) (Hunters Cove); Series 1985 A,
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(b)(d)                                      0.33%     01/15/14       6,350          6,350,000
--------------------------------------------------------------------------------------------------------
  Citibank Eagle Tax-Exempt Trust (Regional
     Transportation District); J Series 2006-0120
     A, VRD COP(b)(c)(d)                               0.39%     11/01/36       8,510          8,510,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Southeastern Baptist
     Theological Seminary); Series 2005, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     03/01/25       7,920          7,920,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Trinity School of
     Durham & Chapel Hill); Series 2006, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     09/01/26       3,900          3,900,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Wesleyan Christian
     Academy); Series 2007, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                        0.33%     05/01/32       7,970          7,970,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Catholic Health Initiatives); Series 2008 C-
     4, VRD RB(b)                                      3.75%     10/01/41       1,000          1,004,257
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Crossroads); Series 2003 A, VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                 0.37%     11/01/28       1,210          1,210,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (The Evangelical Lutheran Good Samaritan
     Society); Series 2008, Ref. VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                 0.32%     06/01/15       3,800          3,800,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of); Series 2009 A, General Fund
     TRAN                                              2.00%     06/25/10       5,000          5,063,112
--------------------------------------------------------------------------------------------------------
  Colorado Springs (City of) (Cook Communications
     Ministries); Series 2002, VRD IDR (LOC-Bank
     of America, N.A.)(a)(b)                           0.35%     03/01/17       1,900          1,900,000
--------------------------------------------------------------------------------------------------------
  Meridian Ranch Metropolitan District; Series
     2009, Ref. VRD Limited Tax GO (LOC-U.S. Bank,
     N.A.)(a)(b)                                       0.39%     12/01/38       2,135          2,135,000
--------------------------------------------------------------------------------------------------------
  Pitkin (County of) (Centennial-Aspen II LP);
     Series 1996 A, Ref. VRD MFH RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                 0.37%     12/01/24       4,735          4,735,000
--------------------------------------------------------------------------------------------------------
  Pueblo (County of) (El Pueblo Boys' & Girls'
     Ranch, Inc.); Series 2003, VRD Development RB
     (LOC-U.S. Bank, N.A.)(a)(b)                       0.37%     12/01/23       2,575          2,575,000
========================================================================================================
                                                                                              57,072,369
========================================================================================================


DISTRICT OF COLUMBIA-0.29%

  District of Columbia (Washington Center for
     Internships & Academic Seminars); Series
     2009, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                        0.33%     02/01/48       4,700          4,700,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
FLORIDA-5.36%

  Broward (County of) Housing Finance Authority
     (Reflections Apartments); Series 1999, Ref.
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(b)                                         0.30%     12/01/29     $ 4,930     $    4,930,000
--------------------------------------------------------------------------------------------------------
  Cape Coral (City of); Series 2009, Commercial
     Paper Notes (LOC-Bank of America, N.A.)(a)        0.43%     10/05/09      15,569         15,569,000
--------------------------------------------------------------------------------------------------------
  Collier (County of) Health Facilities Authority
     (The Moorings, Inc.); Series 2000, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.30%     12/01/24       6,425          6,425,000
--------------------------------------------------------------------------------------------------------
  Florida (State of) Development Finance Corp.
     (The Wellness Community-Southwest Florida,
     Inc.); Series 2009, VRD IDR (LOC-Harris
     N.A.)(a)(b)                                       0.36%     08/01/34       5,500          5,500,000
--------------------------------------------------------------------------------------------------------
  Florida Gulf Coast University Financing Corp.
     (Housing Project); Series 2005 A, VRD Capital
     Improvement RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.34%     02/01/35       1,360          1,360,000
--------------------------------------------------------------------------------------------------------
  Hillsborough (County of) Industrial Development
     Authority (Tampa Metropolitan Area YMCA);
     Series 2000, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.35%     03/01/25       4,550          4,550,000
--------------------------------------------------------------------------------------------------------
  Indian River (County of) (Saint Edwards School,
     Inc.); Series 1999, VRD RB (LOC-Wells Fargo
     Bank, N.A.)(a)(b)                                 0.33%     07/01/27       1,450          1,450,000
--------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Health Facilities
     Authority (University of Florida Jacksonville
     Physicians, Inc.); Series 2002, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                 0.40%     06/01/22       9,735          9,735,000
--------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Housing Finance Authority
     (St. Augustine Apartments); Series 2006, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     07/15/33       3,830          3,830,000
--------------------------------------------------------------------------------------------------------
  JPMorgan Chase PUTTERs (Palm Beach (County of)
     Solid Waste Authority); Series 2009-3419, VRD
     Improvement RB(b)(c)(d)                           0.42%     04/01/17       2,275          2,275,000
--------------------------------------------------------------------------------------------------------
  Miami-Dade (County of) Educational Facilities
     Authority (Carlos Albizu University); Series
     2000, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.38%     12/01/25       1,900          1,900,000
--------------------------------------------------------------------------------------------------------
  Miami-Dade (County of) Industrial Development
     Authority (Gulliver Schools); Series 2000,
     VRD RB (LOC-Bank of America, N.A.)(a)(b)          0.35%     09/01/29       2,450          2,450,000
--------------------------------------------------------------------------------------------------------
  North Miami (City of) (Miami Country Day School,
     Inc.); Series 1999, VRD Educational
     Facilities RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.35%     08/01/19       1,170          1,170,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Housing Finance Authority
     (Palm Key Apartments); Series 1997 C, Ref.
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(b)                                         0.30%     07/01/32       8,150          8,150,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Housing Finance Authority
     (Post Fountains at Lee Vista); Series 1997 E,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.33%     06/01/25       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Christian Prison Ministry, Inc.);
     Series 2005, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                  0.33%     11/01/30       5,310          5,310,000
--------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (Comprehensive Alcoholism
     Rehabilitation Programs, Inc.); Series 2000,
     VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)         0.48%     04/01/20       3,225          3,225,000
--------------------------------------------------------------------------------------------------------
  Sarasota (County of) Health Facilities Authority
     (Bay Village of Sarasota, Inc.); Series 1998,
     VRD RB (LOC-Bank of America, N.A.)(a)(b)(d)       0.35%     12/01/23       6,400          6,400,000
========================================================================================================
                                                                                              85,429,000
========================================================================================================


GEORGIA-3.89%

  Cobb (County of) Development Authority (Mt.
     Paran Christian School, Inc.); Series 2002,
     VRD Educational Facilities RB (LOC-Wells
     Fargo Bank, N.A.)(a)(b)                           0.33%     07/01/22       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  Columbia (County of) Residential Care Facilities
     for The Elderly Authority (Augusta Resource
     Center on Aging Inc.-Brandon Wilde Lifecare
     Community Center); Series 1990, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.33%     01/01/21       2,970          2,970,000
--------------------------------------------------------------------------------------------------------
  Forsyth (County of) Development Authority
     (Pinecrest Academy Inc.); Series 2000, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     09/01/25       9,090          9,090,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Catholic Education of North Georgia, Inc.);
     Series 2002, Educational Facilities VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.33%     04/01/28       3,470          3,470,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (Doris
     & Alex Weber Jewish Community High School,
     Inc.); Series 2006, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                        0.33%     12/01/30       4,600          4,600,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (King's
     Ridge Christian School); Series 2006, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     05/01/26       7,000          7,000,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

  Fulton (County of) Development Authority (Mount
     Vernon Presbyterian School, Inc.); Series
     2005, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                        0.33%     08/01/35     $ 4,300     $    4,300,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (The
     Atlanta Academy, Inc.); Series 2008, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     04/01/33       4,700          4,700,000
--------------------------------------------------------------------------------------------------------
  Glynn (County of) School District; Series 2007,
     Unlimited Sales Tax GO                            5.00%     11/01/09       1,945          1,959,571
--------------------------------------------------------------------------------------------------------
  Gwinnett (County of) Housing Authority (The
     Greens Apartments); Series 1995, Ref. VRD MFH
     RB (CEP-Federal National Mortgage
     Association)(b)                                   0.31%     06/15/25       3,600          3,600,000
--------------------------------------------------------------------------------------------------------
  Houston (County of) Hospital Authority; Series
     2002, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     10/01/14       5,885          5,885,000
--------------------------------------------------------------------------------------------------------
  Roswell (City of) Housing Authority (Chambrel at
     Roswell); Series 2002, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.35%     11/15/32       3,920          3,920,000
--------------------------------------------------------------------------------------------------------
  Roswell (City of) Housing Authority (Wood
     Crossing Apartments); Series 1994, Ref. VRD
     MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(b)(d)                                      0.33%     08/01/24       3,200          3,200,000
--------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (The Savannah Country Day School,
     Inc.); Series 2007, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                        0.33%     05/01/32       5,400          5,400,000
========================================================================================================
                                                                                              62,094,571
========================================================================================================


IDAHO-1.29%

  Custer (County of) (Standard Oil Co.); Series
     1983, VRD PCR(e)                                  0.75%     10/01/09      20,500         20,500,000
========================================================================================================


ILLINOIS-17.93%

  Aurora (City of) Kane, DuPage, Will & Kendall
     (Counties of) (Aurora University); Series
     2004, VRD Economic Development RB (LOC-Harris
     N.A.)(a)(b)                                       0.36%     03/01/35       7,450          7,450,000
--------------------------------------------------------------------------------------------------------
  Channahon (Village of) (Morris Hospital); Series
     2003 D, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)        0.31%     12/01/32       2,775          2,775,000
--------------------------------------------------------------------------------------------------------
  Chicago (City of); Series 1993 B, Ref. Unlimited
     Tax GO                                            5.00%     01/01/10       2,860          2,901,480
--------------------------------------------------------------------------------------------------------
  DuPage (County of) (Benet Academy Capital
     Building Project); Series 2000, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)(d)              0.33%     04/01/30       3,370          3,370,000
--------------------------------------------------------------------------------------------------------
  Elgin (City of) (Judson College); Series 2006,
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)      0.32%     06/01/36       7,870          7,870,000
--------------------------------------------------------------------------------------------------------
  Glendale Heights (Village of) (Glendale Lakes);
     Series 2000, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(b)                      0.35%     03/01/30      14,845         14,845,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Aurora Central Catholic High
     School); Series 1994, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                           0.41%     04/01/24       4,370          4,370,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Chicago Shakespeare Theater);
     Series 1999, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(d)                                    0.33%     01/01/19       4,100          4,100,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Embers Elementary School); Series
     2002, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(d)                                    0.33%     04/01/32       2,050          2,050,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Fenwick High School); Series 1997,
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)      0.32%     03/01/32      10,800         10,800,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Foundation for Safety & Health);
     Series 1992, VRD Safety Education RB
     (LOC-Bank of America, N.A.)(a)(b)(d)              0.35%     10/01/17       4,000          4,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Institute of Gas Technology);
     Series 1999, VRD IDR (LOC-Harris N.A.)(a)(b)      0.36%     09/01/24       1,600          1,600,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Museum of Contemporary Art);
     Series 1994, VRD RB (LOC-JPMorgan Chase Bank,
     N.A. & Northern Trust Co.)(a)(b)                  0.35%     02/01/29      27,200         27,200,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Providence-St. Mel School); Series
     2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     06/01/37       6,875          6,875,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Radiological Society of North
     America, Inc.); Series 1997, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(d)          0.32%     06/01/17       3,245          3,245,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (St. Ignatius College Prep.);
     Series 2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.41%     06/01/32       1,500          1,500,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Illinois (State of) Development Finance
     Authority (Uhlich Children's Home); Series
     2002, VRD IDR (LOC-Harris N.A.)(a)(b)             0.36%     10/01/33     $ 5,600     $    5,600,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Village of Oak Park Residence
     Corp.); Series 2001, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)(d)                           0.33%     07/01/41       3,500          3,500,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (West Central Illinois Educational
     Telecommunications Corp.); Series 2002, VRD
     RB (LOC-Bank of America, N.A.)(a)(b)              0.43%     09/01/32       3,320          3,320,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Cultural Pooled Financing
     Program); Series 1985, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                           0.36%     12/01/25       1,155          1,155,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Advocate
     Health Care Network);
     Series 2008 A-1, VRD RB(b)                        0.65%     11/01/30       9,465          9,465,000
--------------------------------------------------------------------------------------------------------
     Series 2008 A-2, VRD RB(b)                        0.75%     11/01/30      15,735         15,735,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Dominican
     University); Series 2006, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     03/01/36       2,735          2,735,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Joan W. &
     Irving B. Harris Theater for Music and
     Dance); Series 2005, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                              0.46%     03/01/40       3,050          3,050,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Latin
     School of Chicago);
     Series 2005 A, Ref. VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                           0.32%     08/01/28       8,675          8,675,000
--------------------------------------------------------------------------------------------------------
     Series 2005 B, Ref. VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                           0.32%     08/01/35       7,490          7,490,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Loyola
     University of Chicago Financing Program);
     Series 2008, Commercial Paper RN
     (LOC-JPMorgan Chase Bank, N.A.)(a)                0.50%     09/14/09      20,000         20,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Northwestern University); Series 2008 B, VRD
     RB(b)                                             0.60%     12/01/46      15,000         15,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Provena
     Health);
     Series 2009 C, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                 0.32%     08/15/44      20,000         20,000,000
--------------------------------------------------------------------------------------------------------
     Series 2009 D, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                 0.32%     08/15/44      12,500         12,500,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Sunshine
     Through Golf Foundation); Series 2004 A, VRD
     RB (LOC-Federal Home Loan Bank of
     Chicago)(a)(b)                                    0.33%     11/01/24       2,100          2,100,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Memorial Medical Center); Series 1985 C, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)          0.36%     01/01/16       6,530          6,530,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 C, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                 0.32%     08/01/15       9,850          9,850,000
--------------------------------------------------------------------------------------------------------
     Series 1985 D, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                 0.32%     08/01/15      15,200         15,200,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (The Cradle Society); Series 1998, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     04/01/33       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Naperville (City of) (DuPage Children's Museum);
     Series 2000, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     06/01/30       4,400          4,400,000
--------------------------------------------------------------------------------------------------------
  University of Illinois Board of Trustees (UIC
     South Campus Development); Series 2008, Ref.
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)      0.32%     01/15/22       9,500          9,500,000
========================================================================================================
                                                                                             285,756,480
========================================================================================================


INDIANA-2.90%

  Fort Wayne (City of) (University of Saint
     Francis); Series 2008, VRD Economic
     Development RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.30%     08/01/28       1,800          1,800,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Eiteljorg Museum of American Indians &
     Western Art, Inc.); Series 2004, VRD
     Educational Facilities RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                 0.32%     02/01/24       8,700          8,700,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indiana Historical Society, Inc.); Series
     1996, VRD Educational Facilities RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(d)          0.32%     08/01/31       1,600          1,600,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indianapolis Museum of Art, Inc.); Series
     2004, VRD Educational Facilities RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     02/01/39       6,400          6,400,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Educational Facilities
     Authority (Marian College); Series 2003, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)          0.32%     04/01/24       3,470          3,470,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

  Indiana (State of) Educational Facilities
     Authority (Wabash College); Series 2003, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)          0.35%     12/01/23     $ 3,850     $    3,850,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Clark Memorial Hospital); Series
     2004 A, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     04/01/24       6,400          6,400,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Community Hospitals); Series 1997
     A, VRD Hospital RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     07/01/27       8,000          8,000,000
--------------------------------------------------------------------------------------------------------
  Indianapolis (City of) Local Public Improvement
     Bond Bank; Series 2009 C, RN                      0.78%     01/15/10       6,050          6,050,000
========================================================================================================
                                                                                              46,270,000
========================================================================================================


IOWA-0.25%

  Iowa (State of) Finance Authority (Cedarwood
     Hills Apartments); Series 2001 A, VRD MFH RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)         0.32%     05/01/31       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  Iowa (State of) Finance Authority (Morningside
     College); Series 2002, VRD Private College
     Facility RB (LOC-U.S. Bank, N.A.)(a)(b)           0.37%     10/01/32       1,225          1,225,000
--------------------------------------------------------------------------------------------------------
  Iowa (State of) Finance Authority (YMCA &
     Rehabilitation Center); Series 2000, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                 0.38%     04/01/25         750            750,000
========================================================================================================
                                                                                               3,975,000
========================================================================================================


KANSAS-0.14%

  Olathe (City of) (YMCA of Greater Kansas City);
     Series 2002 B, VRD Recreational Facilities RB
     (LOC-Bank of America, N.A.)(a)(b)                 0.38%     11/01/18       2,235          2,235,000
========================================================================================================


LOUISIANA-2.27%

  Denham Springs (City of) Economic Development
     District (Bass Pro Shops);
     Series 2007 A, VRD Sales Tax Increment RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.34%     01/01/37       5,060          5,060,000
--------------------------------------------------------------------------------------------------------
     Series 2007 B, VRD Sales Tax Increment RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.34%     01/01/37      31,130         31,130,000
========================================================================================================
                                                                                              36,190,000
========================================================================================================


MARYLAND-3.01%

  Baltimore (County of) (Blue Circle Inc.); Series
     1992, Ref. VRD Economic Development RB
     (LOC-BNP Paribas)(a)(b)(e)                        0.32%     12/01/17       7,900          7,900,000
--------------------------------------------------------------------------------------------------------
  Baltimore (County of) (Metropolitan District);
     Series 2008, Commercial Paper BAN                 0.35%     10/07/09      17,000         17,000,000
--------------------------------------------------------------------------------------------------------
  Howard (County of) (Norbel School, Inc.); Series
     2001, VRD Economic Development RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                        0.33%     02/01/28       4,785          4,785,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (Associated Catholic Charities, Inc.
     Facility); Series 2004, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     10/01/29       1,400          1,400,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (Baltimore Symphony Endowment Trust); Series
     2008, VRD RB (LOC-PNC Bank, N.A.)(a)(b)           0.29%     11/01/28       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (eMerge, Inc.); Series 2006 A, Ref. VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     04/01/22       1,155          1,155,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (Providence Center, Inc. Facility); Series
     2005, VRD RB (LOC-PNC Bank, N.A.)(a)(b)           0.29%     05/03/27       2,805          2,805,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Archdiocese of
     Baltimore Schools); Series 2007, VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     07/01/37       1,840          1,840,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Bishop McNamara High
     School); Series 2007, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     07/01/32       4,050          4,050,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Industrial Development
     Financing Authority (Baltimore International
     College Facility); Series 2005, VRD Economic
     Development RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                        0.33%     11/01/30       4,600          4,600,000
========================================================================================================
                                                                                              48,035,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
MASSACHUSETTS-2.52%

  Concord (Town of); Series 2009, School Unlimited
     Tax GO BAN                                        1.00%     01/28/10     $12,500     $   12,524,356
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (MassDevelopment CP Program 5); Series
     2007, Commercial Paper RN (LOC-TD Bank,
     N.A.)(a)                                          0.40%     10/06/09      17,600         17,600,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Harrington Memorial
     Hospital, Inc.); Series 2008 A, VRD RB
     (LOC-TD Bank, N.A.)(a)(b)                         0.31%     07/01/38       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Partners Healthcare
     System); Series 2008 H-1, Commercial Paper RB     0.45%     10/02/09       5,000          5,000,000
========================================================================================================
                                                                                              40,124,356
========================================================================================================


MICHIGAN-2.45%

  Michigan (State of) Housing Development
     Authority (Courtyards of Taylor Apartments);
     Series 2002 A, VRD Limited Obligation MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.32%     08/15/32       1,615          1,615,000
--------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Evangelical
     Homes of Michigan); Series 2008, VRD Limited
     Obligation RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.33%     05/01/37       9,800          9,800,000
--------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Michigan
     Heartland Goodwill Industries, Inc.); Series
     2005, VRD Limited Obligation RB (LOC-Bank of
     America, N.A.)(a)(b)                              0.33%     09/01/25       1,510          1,510,000
--------------------------------------------------------------------------------------------------------
  Saline (City of) Economic Development Corp.
     (Evangelical Homes of Michigan-Brecon
     Village); Series 1997, VRD Limited Obligation
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)          0.32%     11/01/25       9,300          9,300,000
--------------------------------------------------------------------------------------------------------
  Southfield (City of) Economic Development Corp.
     (Lawrence Technological University);
     Series 2000, VRD Limited Obligation RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     02/01/35       5,080          5,080,000
--------------------------------------------------------------------------------------------------------
     Series 2001, VRD Limited Obligation RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     10/01/31       5,505          5,505,000
--------------------------------------------------------------------------------------------------------
  Walled Lake (City of) Consolidated School
     District; Series 2000, School Building & Site
     Unlimited Tax GO(f)(g)                            5.13%     05/01/10       6,000          6,187,640
========================================================================================================
                                                                                              38,997,640
========================================================================================================


MINNESOTA-0.68%

  Burnsville (City of) (Bridgeway Apartments LP);
     Series 2003, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(b)                 0.32%     10/15/33       1,175          1,175,000
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Independent School District
     No. 14 (Fridley); Series 2009 B, Aid
     Anticipation Ctfs. of Indebtedness Unlimited
     Tax GO                                            1.25%     09/30/10       4,000          4,026,880
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Independent School District
     No. 316 (The Greenway Schools); Series 2009
     A, Aid Anticipation Ctfs. of Indebtedness
     Unlimited Tax GO                                  1.50%     09/10/10       3,000          3,026,820
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Tax & Aid Anticipation
     Borrowing Program (Minnesota School District
     Credit Enhancement Program); Series 2009, COP     2.00%     09/10/10       1,500          1,522,603
--------------------------------------------------------------------------------------------------------
  St. Paul (City of) Housing & Redevelopment
     Authority (Highland Ridge, LP); Series 2003,
     Ref. VRD MFH RB (CEP-Federal Home Loan
     Mortgage Corp.)(b)                                0.32%     10/01/33       1,050          1,050,000
========================================================================================================
                                                                                              10,801,303
========================================================================================================


MISSISSIPPI-3.54%

  Flowood (City of) (Reflection Pointe
     Apartments); Series 2001, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     05/15/31       5,780          5,780,000
--------------------------------------------------------------------------------------------------------
  Jackson (County of); Series 1994, Ref. VRD Water
     System Unlimited Tax GO (CEP-Chevron
     Corp.)(b)                                         0.46%     11/01/24      11,000         11,000,000
--------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Chevron U.S.A. Inc.); Series 2007 C, VRD
     Gulf Opportunity Zone IDR(b)                      0.45%     12/01/30      20,000         20,000,000
--------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (CPX Gulfport ES OPAG, LLC); Series 2007 A,
     VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)         0.29%     04/01/37      12,300         12,300,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
MISSISSIPPI-(CONTINUED)

  Mississippi (State of) Business Finance Corp.
     (CPX Gulfport OPAG, LLC); Series 2007 A, VRD
     RB (LOC-Wells Fargo Bank, N.A.)(a)(b)             0.29%     04/01/37     $ 1,500     $    1,500,000
--------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (King Edward Hotel); Series 2009, VRD Gulf
     Opportunity Zone RB (LOC-Federal Home Loan
     Bank of Atlanta)(a)(b)                            0.30%     05/01/39       5,900          5,900,000
========================================================================================================
                                                                                              56,480,000
========================================================================================================


MISSOURI-3.98%

  Hannibal (City of) Industrial Development
     Authority (Hannibal Regional Hospital);
     Series 2007, VRD Health Facilities RB
     (LOC-Bank of America, N.A.)(a)(b)                 0.43%     08/01/27       7,740          7,740,000
--------------------------------------------------------------------------------------------------------
  Kansas City (City of) Industrial Development
     Authority (Gatehouse Apartments); Series
     2001, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.32%     11/15/26       1,650          1,650,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Development Finance Board
     (Center of Creative Arts); Series 2004, VRD
     Cultural Facilities RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.44%     07/01/24       2,490          2,490,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Academie Lafayette);
     Series 2003, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.38%     02/01/28       1,340          1,340,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (The Children's Mercy
     Hospital); Series 2008 A, VRD RB (LOC-UBS
     A.G.)(a)(b)(e)                                    0.31%     05/15/32      15,920         15,920,000
--------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Sun River Village Apartments);
     Series 1985, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.43%     12/01/27      14,500         14,500,000
--------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Westchester Village Apartments);
     Series 2006, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(b)                 0.35%     04/15/27       5,600          5,600,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Sugar Pines Apartments); Series
     2006, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.35%     04/15/27       9,170          9,170,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Westport Station Apartments);
     Series 2006, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(b)                 0.35%     04/15/27       4,970          4,970,000
========================================================================================================
                                                                                              63,380,000
========================================================================================================


NEW HAMPSHIRE-0.51%

  New Hampshire (State of) Health & Education
     Facilities Authority (Moore Center Services,
     Inc.); Series 2007, VRD RB (LOC-TD Bank,
     N.A.)(a)(b)                                       0.30%     09/01/37       4,180          4,180,000
--------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Riverbend Community
     Mental Health, Inc.); Series 2008, VRD RB
     (LOC-TD Bank, N.A.)(a)(b)                         0.30%     07/01/38       3,985          3,985,000
========================================================================================================
                                                                                               8,165,000
========================================================================================================


NEW MEXICO-0.64%

  Bernalillo (County of); Series 2009, TRAN            2.50%     06/30/10      10,000         10,166,307
========================================================================================================


NEW YORK-0.18%

  Dutchess (County of) Industrial Development
     Agency (Trinity-Pawling School Corp. Civic
     Facility); Series 2002, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     10/01/32       2,935          2,935,000
========================================================================================================


NORTH CAROLINA-7.41%

  Buncombe (County of) Industrial Facilities &
     Pollution Control Financing Authority (YMCA
     of Western North Carolina, Inc.); Series
     2001, VRD Recreational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.48%     11/01/23       3,530          3,530,000
--------------------------------------------------------------------------------------------------------
  Citibank Eagle Tax-Exempt Trust (North Carolina
     (State of) Capital Facilities Finance
     Agency); Series 2006-0139 A, VRD COP(b)(c)(d)     0.29%     10/01/41       2,900          2,900,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Asheville School, Inc.);
     Series 2002, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     04/01/27       3,345          3,345,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Barton College); Series 2004,
     VRD Educational Facilities RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                        0.33%     07/01/19       4,125          4,125,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

  North Carolina (State of) Capital Facilities
     Finance Agency (Gardner-Webb University);
     Series 2003, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.48%     07/01/23     $ 4,000     $    4,000,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Guilford College); Series
     2005 B, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                        0.33%     09/01/35       7,800          7,800,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (High Point University);
     Series 2008, VRD Educational Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     05/01/30       4,500          4,500,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Peace College of Raleigh,
     Inc.); Series 2004, VRD Educational
     Facilities RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     06/01/29       2,370          2,370,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Shaw University); Series
     2006, VRD Educational Facilities RB (LOC-Bank
     of America, N.A.)(a)(b)                           0.33%     10/01/26       6,165          6,165,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The O'Neal School); Series
     2007, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.33%     09/01/29       2,400          2,400,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The Summit School, Inc.);
     Series 2008, VRD Educational Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     06/01/33       5,200          5,200,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The YMCA of Greater
     Charlotte); Series 2007 B, VRD Recreational
     Facilities RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     04/01/29       6,400          6,400,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Cardinal Gibbons High
     School); Series 1999, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                              0.35%     08/01/14       2,980          2,980,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Gardner-Webb University);
     Series 1997, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)(d)                                    0.33%     07/01/17         900            900,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Queens College); Series 1999
     A, VRD RB (LOC-Bank of America, N.A.)(a)(b)       0.33%     03/01/19       4,825          4,825,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Roman Catholic Diocese of
     Charlotte, North Carolina); Series 2000, VRD
     RB (LOC-Wells Fargo Bank, N.A.)(a)(b)             0.33%     06/01/17       6,710          6,710,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Angel Medical Center, Inc.);
     Series 2007, VRD Health Care Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.33%     04/01/31       1,325          1,325,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Carolina Village, Inc.); Series
     2008 C, VRD Retirement Facilities First
     Mortgage RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     04/01/30       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Cornelia Nixon Davis Nursing
     Home, Inc.); Series 2003, VRD Health Care
     Facilities RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.48%     02/01/28       3,815          3,815,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Lincoln Health System); Series
     1996 A, VRD Hospital RB (LOC-Bank of America,
     N.A.)(a)(b)(d)                                    0.35%     04/01/16       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (WestCare Health System Obligated
     Group); Series 2002 A, VRD Hospital RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     09/01/22       7,600          7,600,000
--------------------------------------------------------------------------------------------------------
  Union (County of); Series 2009, VRD Enterprise
     Systems RB (LOC-Bank of America, N.A.)(a)(b)      0.38%     06/01/34      10,000         10,000,000
--------------------------------------------------------------------------------------------------------
  University of North Carolina Board of Governors;
     Series 2006 A, Commercial Paper Bonds             0.35%     09/21/09      12,600         12,600,000
--------------------------------------------------------------------------------------------------------
     Series 2006 A, Commercial Paper Bonds             0.40%     10/08/09       6,650          6,650,000
--------------------------------------------------------------------------------------------------------
  Wake (County of); Series 2008, Unlimited Tax GO
     BAN(f)                                            3.50%     10/15/09       2,500          2,505,334
========================================================================================================
                                                                                             118,145,334
========================================================================================================


OHIO-3.89%

  Butler (County of) (CCAO Low Cost Capital Pooled
     Financing Program); Sr. Series 2005 A, VRD
     Capital Funding RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                       0.30%     06/01/35       9,260          9,260,000
--------------------------------------------------------------------------------------------------------
  Cleveland (City of) Municipal School District;
     Series 2008, School Improvement Unlimited Tax
     GO BAN                                            2.50%     09/30/09      12,500         12,513,319
--------------------------------------------------------------------------------------------------------
  Columbus (City of) City School District; Series
     2009 B, School Facilities Construction &
     Improvement Unlimited Tax GO BAN                  1.50%     12/16/09       2,000          2,004,596
--------------------------------------------------------------------------------------------------------
  Columbus (City of) Regional Airport Authority
     (OASBO Expanded Asset Pooled Financing
     Program); Sr. Series 2005, VRD Capital
     Funding RB (LOC-U.S. Bank, N.A.)(a)(b)            0.30%     07/01/35       7,070          7,070,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

  Dublin (City of) City School District; Series
     2009, School Construction Unlimited Tax GO
     BAN                                               2.00%     10/15/09     $ 2,700     $    2,704,383
--------------------------------------------------------------------------------------------------------
  Hamilton (County of) (Drake Center, Inc.);
     Series 1999 A, VRD Hospital Facilities RB
     (LOC-U.S. Bank, N.A.)(a)(b)                       0.30%     06/01/19       5,475          5,475,000
--------------------------------------------------------------------------------------------------------
  Lorain (County of) (EMH Regional Medical
     Center); Series 2008, Ref. VRD Hospital
     Facilities RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.30%     11/01/21       6,130          6,130,000
--------------------------------------------------------------------------------------------------------
  Lorain (County of) Port Authority (St. Ignatius
     High School); Series 2008, VRD Educational
     Facilities RB (LOC-U.S. Bank, N.A.)(a)(b)         0.30%     08/02/38       2,050          2,050,000
--------------------------------------------------------------------------------------------------------
  Ohio (State of) (Goodwill Industries of the
     Miami Valley); Series 2003, VRD Economic
     Development RB (LOC-PNC Bank, N.A.)(a)(b)         0.29%     06/01/23       7,320          7,320,000
--------------------------------------------------------------------------------------------------------
  Ohio (State of) Higher Educational Facility
     Commission (Cleveland Institute of Music);
     Series 2005, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     05/01/30       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Vandalia-Butler City School District;
     Series 2009 A, School Improvement Unlimited
     Tax GO BAN                                        1.50%     03/01/10       2,000          2,007,389
--------------------------------------------------------------------------------------------------------
     Series 2009 B, School Improvement Unlimited
     Tax GO BAN                                        1.50%     03/01/10       3,000          3,011,120
========================================================================================================
                                                                                              62,045,807
========================================================================================================


OKLAHOMA-1.61%

  Oklahoma (County of) Finance Authority (Oxford
     Oaks, Watersedge & Gardens at Reding
     Apartments); Series 2000, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     07/15/30      23,695         23,695,000
--------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Industries Authority
     (Oklahoma Christian University); Series 2005,
     VRD Educational Facility RB (LOC-Bank of
     America, N.A.)(a)(b)                              0.42%     12/01/35       2,000          2,000,000
========================================================================================================
                                                                                              25,695,000
========================================================================================================


OREGON-1.55%

  Portland (City of) (The South Park Block);
     Series 1988 A, Ref. VRD MFH RB (LOC-Harris
     N.A.)(a)(b)                                       0.30%     12/01/11      10,750         10,750,000
--------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Oregon (State of)
     Department of Administrative Services);
     Series 11742, VRD COP(b)(c)(d)                    0.42%     05/01/32      14,000         14,000,000
========================================================================================================
                                                                                              24,750,000
========================================================================================================


PENNSYLVANIA-5.17%

  Allegheny (County of) Hospital Development
     Authority (Central Blood Bank); Series 1992,
     VRD Health Facilities RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     12/01/10       2,225          2,225,000
--------------------------------------------------------------------------------------------------------
  Allegheny (County of) Hospital Development
     Authority (The Children's Home of
     Pittsburgh); Series 2006 B, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                 0.29%     06/01/35       5,250          5,250,000
--------------------------------------------------------------------------------------------------------
  Allegheny (County of) Industrial Development
     Authority (Eleven Parkway Center Associates);
     Series 1992, Ref. VRD Commercial Development
     RB (LOC-PNC Bank, N.A.)(a)(b)                     0.29%     12/15/12       1,795          1,795,000
--------------------------------------------------------------------------------------------------------
  Allegheny (County of) Industrial Development
     Authority (Oakland Catholic High School);
     Series 2007, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     06/01/38       1,440          1,440,000
--------------------------------------------------------------------------------------------------------
  Allegheny (County of) Industrial Development
     Authority (United Jewish Federation of
     Greater Pittsburgh); Series 1995 B, VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)(d)                     0.29%     10/01/25       3,150          3,150,000
--------------------------------------------------------------------------------------------------------
  Benzinger (Township of) Hospital Authority (Elk
     Regional Health System); Series 2000, VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     12/01/30       1,240          1,240,000
--------------------------------------------------------------------------------------------------------
  Butler (County of) General Authority (New Castle
     Area School District); Series 2009 A, VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     03/01/29       3,140          3,140,000
--------------------------------------------------------------------------------------------------------
  Cumberland (County of) Municipal Authority
     (LSN/TLS Obligated Group); Series 2003 A, VRD
     RB (LOC-Wells Fargo Bank, N.A.)(a)(b)             0.33%     01/01/33       1,050          1,050,000
--------------------------------------------------------------------------------------------------------
  Fayette (County of) Hospital Authority (Mt.
     Macrina Manor); Series 2002, Ref. VRD Sr.
     Health & Housing Facilities RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.39%     09/01/18       3,065          3,065,000
--------------------------------------------------------------------------------------------------------
  Haverford (Township of) School District; Series
     2009, VRD Limited Tax GO (LOC-TD Bank,
     N.A.)(a)(b)                                       0.30%     03/01/30       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Hazleton (City of) Area Industrial Development
     Authority (MMI Preparatory School); Series
     1999, VRD RB (LOC-PNC Bank, N.A.)(a)(b)(d)        0.29%     10/01/24       2,650          2,650,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

  Lebanon (County of) Health Facilities Authority
     (E.C.C. Retirement Village); Series 2000, VRD
     RB (LOC-PNC Bank, N.A.)(a)(b)                     0.32%     10/15/25     $ 9,315     $    9,315,000
--------------------------------------------------------------------------------------------------------
  Luzerne (County of) Convention Center Authority;
     Series 2008 A, VRD Hotel Room Rental Tax RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     09/01/28       2,480          2,480,000
--------------------------------------------------------------------------------------------------------
  Luzerne (County of) Industrial Development
     Authority; Series 2005, VRD Gtd. Lease RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     11/01/26       2,400          2,400,000
--------------------------------------------------------------------------------------------------------
  Montgomery (County of) Industrial Development
     Authority (LaSalle College High School);
     Series 2008, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     11/01/38       1,875          1,875,000
--------------------------------------------------------------------------------------------------------
  Northeastern Pennsylvania (Region of) Hospital &
     Education Authority (Danville Area School
     District); Series 2009, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     05/01/38       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Mercy Health System of
     Southeastern Pennsylvania); Series 1999 E-1,
     VRD RB (LOC-PNC Bank, N.A.)(a)(b)                 0.29%     09/01/19       1,100          1,100,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Pennsylvania Treasury
     Department Hospital Enhancement Loan Program-
     J.C. Blair Memorial Hospital); Series 2007 A-
     1, VRD RB (LOC-PNC Bank, N.A.)(a)(b)              0.29%     03/01/19       3,470          3,470,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Kings
     College); Series 2003 L-2, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                 0.29%     05/01/18       1,660          1,660,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Mercyhurst
     College); Series 1999 E-1, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                 0.29%     11/01/19       1,485          1,485,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Moore College
     of Art & Design); Series 2000 F-1, VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)(d)                     0.29%     05/01/20       2,050          2,050,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Rosemont
     College); Series 2004 O, VRD RB (LOC-Wells
     Fargo Bank, N.A.)(a)(b)                           0.31%     11/01/34       5,500          5,500,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-The Waynesburg
     College); Series 2004 N-2, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                 0.29%     05/01/34       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Quakertown (Borough of) General Authority
     (Pooled Financing Program); Series 1996 A,
     VRD RB (LOC-PNC Bank, N.A.)(a)(b)                 0.31%     07/01/26       4,010          4,010,000
--------------------------------------------------------------------------------------------------------
  Ridley (Township of) School District; Series
     2009, VRD Unlimited Tax GO (LOC-TD Bank,
     N.A.)(a)(b)                                       0.30%     11/01/29       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Upper Dauphin Industrial Development Authority
     (United Church of Christ Homes, Inc.); Series
     2001, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     12/01/26       6,000          6,000,000
========================================================================================================
                                                                                              82,350,000
========================================================================================================


RHODE ISLAND-0.94%

  Rhode Island (State of) & Providence
     Plantations; Series 2009, Unlimited GO TAN        2.50%     06/30/10       7,425          7,546,271
--------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (St. Andrew's School); Series
     1999, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)          0.34%     12/01/29       7,375          7,375,000
========================================================================================================
                                                                                              14,921,271
========================================================================================================


SOUTH CAROLINA-3.38%

  Charleston (County of); Series 2009 B, Ref.
     Unlimited Tax GO                                  2.00%     08/01/10       1,200          1,214,193
--------------------------------------------------------------------------------------------------------
  JPMorgan Chase PUTTERs (Berkeley (County of)
     School District); Series 2008-3253, VRD
     School Building Unlimited Tax GO(b)(c)(d)         0.44%     01/15/10       5,090          5,090,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Non-profit Institutions
     of Higher Learning (Columbia College); Series
     2001, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.38%     12/01/22       7,900          7,900,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Non-profit Institutions
     of Higher Learning (Morris College); Series
     1997, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(d)                                    0.38%     07/01/17         800            800,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Housing Finance &
     Development Authority (Runaway Bay
     Apartments); Series 2005, Ref. VRD MFH Rental
     RB (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     11/15/35       7,465          7,465,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

  South Carolina (State of) Jobs-Economic
     Development Authority (Heathwood Hall
     Episcopal School); Series 2001, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.33%     08/01/29     $ 1,200     $    1,200,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Lexington-Richland
     Alcohol & Drug Abuse Council Inc.); Series
     2009, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                        0.33%     05/01/39       4,500          4,500,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Porter-Gaud School);
     Series 2008, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     12/01/33      12,000         12,000,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (YMCA of Greenville);
     Series 2007, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     03/01/28       8,652          8,652,000
--------------------------------------------------------------------------------------------------------
  Spartanburg (County of) School District No. 2;
     Series 2009, Unlimited Tax GO                     3.00%     04/01/10       5,000          5,073,783
========================================================================================================
                                                                                              53,894,976
========================================================================================================


TENNESSEE-0.98%

  Chattanooga (City of) Health, Educational &
     Housing Facility Board (Windridge
     Apartments); Series 2003 A, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     05/15/33       3,175          3,175,000
--------------------------------------------------------------------------------------------------------
  Jackson (City of) Health, Educational & Housing
     Facility Board (Post House Jackson
     Apartments); Series 2002, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     10/15/32       3,970          3,970,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Hickory Trace Apartments);
     Series 2003, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(b)                      0.35%     03/01/33       4,750          4,750,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (The Park at Hermitage);
     Series 2004, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(b)                 0.30%     02/15/34       3,695          3,695,000
========================================================================================================
                                                                                              15,590,000
========================================================================================================


TEXAS-8.99%

  Arlington (City of);
     Series 2005 A, GO Commercial Paper Notes          0.40%     10/02/09       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
     Series 2005 A, GO Commercial Paper Notes          0.45%     10/14/09       7,500          7,500,000
--------------------------------------------------------------------------------------------------------
  Austin (City of) Housing Finance Corp. (Stassney
     Woods Apartments); Series 2004 A, Ref. VRD
     MFH RB (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     10/15/32       3,350          3,350,000
--------------------------------------------------------------------------------------------------------
  Bexar (County of) Housing Finance Corp.
     (Northwest Trails Apartments); Series 2004,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.32%     12/15/34       3,130          3,130,000
--------------------------------------------------------------------------------------------------------
  Dallas (County of) Community College District;
     Series 2009, Limited Tax GO                       1.50%     02/15/10       1,975          1,983,941
--------------------------------------------------------------------------------------------------------
  Denton (City of); Series 2009, Ref. Limited Tax
     GO                                                4.00%     02/15/10       1,325          1,344,946
--------------------------------------------------------------------------------------------------------
  Garland (City of); Series 2008, GO Commercial
     Paper Notes                                       0.40%     09/03/09      17,000         17,000,000
--------------------------------------------------------------------------------------------------------
  Gulf Coast Industrial Development Authority
     (Petrounited Terminals, Inc.); Series 1989,
     Ref. VRD RB (LOC-BNP Paribas)(a)(b)(d)(e)         0.32%     11/01/19       3,600          3,600,000
--------------------------------------------------------------------------------------------------------
  Harris (County of) Cultural Education Facilities
     Finance Corp. (Methodist Hospital System);
     Series 2009 C-1, Ref. RB                          0.55%     01/05/10       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Hockley (County of) Industrial Development Corp.
     (Amoco Corp.);
     Series 1983, VRD PCR(b)(e)                        0.75%     03/01/14      29,000         29,000,000
--------------------------------------------------------------------------------------------------------
     Series 1985, VRD PCR(b)(e)                        0.72%     11/01/19       9,000          9,000,000
--------------------------------------------------------------------------------------------------------
  Houston (City of) Higher Education Finance Corp.
     (Tierwester Oaks & Richfield Manor); Series
     2003 A, VRD Housing RB (LOC-Bank of New York
     Mellon)(a)(b)                                     1.20%     03/01/33       5,820          5,820,000
--------------------------------------------------------------------------------------------------------
  JPMorgan Chase PUTTERs (Spring Branch
     Independent School District); Series 2009-
     3377, VRD Limited Tax Schoolhouse GO(b)(c)(d)     0.34%     02/01/15       2,250          2,250,000
--------------------------------------------------------------------------------------------------------
  McKinney (City of) Independent School District;
     Series 2009, Ref. School Building Unlimited
     Tax GO                                            4.00%     02/15/10       4,645          4,715,227
--------------------------------------------------------------------------------------------------------
  Metropolitan Higher Education Authority
     (University of Dallas); Series 1999, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.38%     05/01/19       9,100          9,100,000
--------------------------------------------------------------------------------------------------------
  San Gabriel (City of) Health Facilities
     Development Corp. (YMCA of Greater Williamson
     County); Series 2005, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                           0.32%     04/01/26       4,805          4,805,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Tarrant (County of) Cultural Education
     Facilities Finance Corp. (Forth Worth Museum
     of Science & History); Series 2008, VRD
     Incremental Draw RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)(d)                                    0.33%     06/01/38     $19,000     $   19,000,000
--------------------------------------------------------------------------------------------------------
  Tarrant (County of) Housing Finance Corp.
     (Sierra Springs Apartments); Series 1999,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.32%     02/15/27       7,760          7,760,000
--------------------------------------------------------------------------------------------------------
  Travis (County of); Series 2008, Limited Tax GO
     Ctfs.                                             3.25%     03/01/10       2,000          2,024,793
========================================================================================================
                                                                                             143,383,907
========================================================================================================


UTAH-0.17%

  Duchesne School District Municipal Building
     Authority; Series 2005, VRD Lease RB
     (LOC-U.S. Bank, N.A.)(a)(b)                       0.28%     06/01/21       2,700          2,700,000
========================================================================================================


VIRGINIA-3.41%

  Alexandria (City of) Industrial Development
     Authority (Institute for Defense Analyses);
     Series 2006, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                  0.34%     10/01/35       9,875          9,875,000
--------------------------------------------------------------------------------------------------------
  Charlottesville (City of) Industrial Development
     Authority (University of Virginia
     Foundation); Series 2006 B, VRD Educational
     Facilities RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.32%     12/01/37       2,930          2,930,000
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Economic Development
     Authority (Capital Hospice); Series 2009, VRD
     Health Care Facilities RB (LOC-Branch Banking
     & Trust Co.)(a)(b)                                0.33%     01/01/34       6,050          6,050,000
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Economic Development
     Authority (Vienna II Metrorail Station);
     First Series 1999, Parking RB(f)(g)               6.00%     09/01/09       1,650          1,683,000
--------------------------------------------------------------------------------------------------------
     First Series 1999, Parking RB(f)(g)               6.00%     09/01/09       1,750          1,785,000
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Industrial Development
     Authority (Inova Health System Foundation);
     Series 2009 A, Health Care RB                     3.00%     05/15/10       3,000          3,049,218
--------------------------------------------------------------------------------------------------------
  Newport News (City of) Industrial Development
     Authority (Christopher Newport University
     Foundations); Series 2006, VRD Educational
     Facilities RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     08/01/36       2,035          2,035,000
--------------------------------------------------------------------------------------------------------
  Norfolk (City of) Economic Development Authority
     (Sentara Healthcare); Series 2009 A, Ref. VRD
     Hospital Facilities RB(b)                         0.70%     11/01/34       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Peninsula (Port of) Authority (Dominion
     Terminals Associates); Series 1987 C, Ref.
     VRD Coal Terminal RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                       0.35%     07/01/16       9,000          9,000,000
--------------------------------------------------------------------------------------------------------
  Suffolk (City of) Redevelopment & Housing
     Authority (Oak Springs Apartments, L.L.C.);
     Series 1999, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(b)                      0.34%     12/01/19       1,390          1,390,000
--------------------------------------------------------------------------------------------------------
  Virginia (State of) Public School Authority;
     Series 2009 IX, School Educational Technology
     RN                                                1.50%     04/15/10      11,460         11,534,078
========================================================================================================
                                                                                              54,331,296
========================================================================================================


WASHINGTON-1.98%

  King (County of) Renton School District No. 403;
     Series 2009, Ref. Unlimited Tax GO                5.00%     12/01/09       3,650          3,689,704
--------------------------------------------------------------------------------------------------------
  King (County of) Seattle School District No. 1;
     Series 2007 A, Limited Tax GO                     4.00%     12/01/09       4,545          4,584,829
--------------------------------------------------------------------------------------------------------
  Seattle (City of) Housing Authority (Bayview
     Manor); Series 1994 B, VRD Low-Income Housing
     Assistance RB (LOC-U.S. Bank, N.A.)(a)(b)         0.37%     05/01/19       2,480          2,480,000
--------------------------------------------------------------------------------------------------------
  Seattle (Port of) Industrial Development Corp.
     (Sysco Food Services of Seattle, Inc.);
     Series 1994, Ref. VRD RB(b)                       0.33%     11/01/25       8,000          8,000,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Higher Education
     Facilities Authority (Cornish College of the
     Arts); Series 2003 A, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                              0.40%     12/01/33       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Gonzaga Preparatory School, Inc.); Series
     2003, VRD Non-profit RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.38%     09/01/33       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Olympic Heights Apartments); Series 2002,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.32%     09/15/20       5,165          5,165,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

  Washington (State of) Housing Finance Commission
     (Valley View Apartments); Series 2002, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(b)                                   0.32%     09/15/20     $ 2,880     $    2,880,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (YMCA of Columbia-Willamette); Series 1999,
     VRD Non-profit RB (LOC-U.S. Bank, N.A.)(a)(b)     0.28%     08/01/24       2,500          2,500,000
========================================================================================================
                                                                                              31,499,533
========================================================================================================


WISCONSIN-3.89%

  Marathon (County of); Series 2009 A, Unlimited
     Tax GO Promissory Notes                           2.50%     12/01/09       2,835          2,847,343
--------------------------------------------------------------------------------------------------------
  Milwaukee (City of) Redevelopment Authority
     (University of Wisconsin-Milwaukee
     Kenilworth); Series 2005, VRD Lease RB
     (LOC-U.S. Bank, N.A.)(a)(b)                       0.39%     09/01/40       6,375          6,375,000
--------------------------------------------------------------------------------------------------------
  Milwaukee (City of); Series 2005 V-8, VRD
     Corporate Purpose Unlimited Tax GO(b)             0.32%     02/01/25      20,200         20,200,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Concordia University of
     Wisconsin, Inc.); Series 2009, Ref. VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.39%     05/01/39       4,000          4,000,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Indian Community School
     of Milwaukee, Inc.);
     Series 2006, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     12/01/36       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
     Series 2007, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     12/01/36      11,000         11,000,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Jewish Home & Care
     Center, Inc.); Series 2006, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     03/01/36       6,500          6,500,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Lawrence University of
     Wisconsin); Series 2009, Ref. VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.39%     02/01/39       4,145          4,145,000
========================================================================================================
                                                                                              62,067,343
========================================================================================================
TOTAL INVESTMENTS(h)(i)-100.27% (Cost
  $1,598,366,493)                                                                          1,598,366,493
========================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.27)%                                                         (4,289,963)
========================================================================================================
NET ASSETS-100.00%                                                                        $1,594,076,530
________________________________________________________________________________________________________
========================================================================================================




Investment Abbreviations:

BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
Gtd.     - Guaranteed
IDR      - Industrial Development Revenue Bonds
LOC      - Letter of Credit
MFH      - Multi-Family Housing
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax-Exempt Receipts
RB       - Revenue Bonds
Ref.     - Refunding
RN       - Revenue Notes
Sr.      - Senior
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


Notes to Schedule of Investments:

(a) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(b) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(c) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2009 was $114,980,000, which represented 7.21% of the Fund's Net Assets.
(e) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(f) Advance refunded; secured by an escrow fund of U.S. Government obligations.
(g) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)   Also represents cost for federal income tax purposes.
(i) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

     ENTITIES                                                                           PERCENTAGE
     ---------------------------------------------------------------------------------------------
     JPMorgan Chase Bank, N.A.                                                             21.1%
     ---------------------------------------------------------------------------------------------
     Wells Fargo Bank, N.A.                                                                 9.5
     ---------------------------------------------------------------------------------------------
     Branch Banking & Trust Co.                                                             7.8
     ---------------------------------------------------------------------------------------------
     Bank of America, N.A.                                                                  7.5
     ---------------------------------------------------------------------------------------------
     Federal National Mortgage Association                                                  7.5
     ---------------------------------------------------------------------------------------------
     PNC Bank, N.A.                                                                         5.9
     _____________________________________________________________________________________________
     =============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2009



                                                                                                                  GOVERNMENT
                                    LIQUID ASSETS       STIC PRIME          TREASURY           GOVERNMENT        TAXADVANTAGE
                                      PORTFOLIO          PORTFOLIO         PORTFOLIO       & AGENCY PORTFOLIO      PORTFOLIO
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------

ASSETS:

Investments, at value and cost     $29,314,843,912    $4,142,704,482    $ 9,991,829,470      $ 6,647,854,365     $640,070,361
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Repurchase agreements, at value
  and cost                           2,567,529,081       324,090,075     11,770,123,131        8,316,063,065               --
================================   ===============    ==============    ===============    ==================    ============
     Total investments, at value
       and cost                     31,882,372,993     4,466,794,557     21,761,952,601       14,963,917,430      640,070,361
================================   ===============    ==============    ===============    ==================    ============
Cash                                            --            12,771                 --               13,390           49,975
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Receivables for:
  Investments sold                      12,365,166                --                 --                   --               --
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Interest                              21,720,578           158,106            284,695            1,799,831          297,791
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Fund expenses absorbed                   377,594           364,749          1,897,113              394,533           35,265
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Investment for trustee deferred
  compensation and retirement
  plans                                    395,400           201,113            174,044               63,265           38,053
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Other assets                               727,855           344,649            256,289              255,768           25,326
________________________________   _______________    ______________    _______________    __________________    ____________
================================   ===============    ==============    ===============    ==================    ============
     Total assets                   31,917,959,586     4,467,875,945     21,764,564,742       14,966,444,217      640,516,771
________________________________   _______________    ______________    _______________    __________________    ____________
================================   ===============    ==============    ===============    ==================    ============


LIABILITIES:

Payables for:
  Investments purchased                598,633,396                --        464,462,884                   --               --
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Fund shares reacquired                        55                --                 --                   --               --
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Amount due custodian                     393,627                --                 --                   --               --
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Dividends                              8,056,914           303,253            991,730            2,097,255           40,441
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Accrued fees to affiliates             1,271,009           476,652          2,353,175              872,068           95,436
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Accrued operating expenses               357,586           112,673            261,793               34,901           38,623
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Trustee deferred compensation
  and retirement plans                   2,575,874         1,023,739          1,110,978              440,524           79,798
================================   ===============    ==============    ===============    ==================    ============
     Total liabilities                 611,288,461         1,916,317        469,180,560            3,444,748          254,298
================================   ===============    ==============    ===============    ==================    ============
Net assets applicable to shares
  outstanding                      $31,306,671,125    $4,465,959,628    $21,295,384,182      $14,962,999,469     $640,262,473
________________________________   _______________    ______________    _______________    __________________    ____________
================================   ===============    ==============    ===============    ==================    ============


NET ASSETS CONSIST OF:

Shares of beneficial interest      $31,304,242,545    $4,464,875,266    $21,294,087,404      $14,962,479,481     $640,205,651
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Undistributed net investment
  income                                 2,304,696           779,191            796,235              273,795           40,011
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Undistributed net realized gain
  (loss)                                   123,884           305,171            500,543              246,193           16,811
================================   ===============    ==============    ===============    ==================    ============
                                   $31,306,671,125    $4,465,959,628    $21,295,384,182      $14,962,999,469     $640,262,473
________________________________   _______________    ______________    _______________    __________________    ____________
================================   ===============    ==============    ===============    ==================    ============
                                      TAX-FREE
                                    CASH RESERVE
                                      PORTFOLIO
--------------------------------   --------------

ASSETS:

Investments, at value and cost     $1,598,366,493
--------------------------------   --------------
Repurchase agreements, at value
  and cost                                     --
================================   ==============
     Total investments, at value
       and cost                     1,598,366,493
================================   ==============
Cash                                           --
--------------------------------   --------------
Receivables for:
  Investments sold                      3,225,000
--------------------------------   --------------
  Interest                              1,983,372
--------------------------------   --------------
  Fund expenses absorbed                  134,725
--------------------------------   --------------
Investment for trustee deferred
  compensation and retirement
  plans                                    72,322
--------------------------------   --------------
Other assets                              158,926
________________________________   ______________
================================   ==============
     Total assets                   1,603,940,838
________________________________   ______________
================================   ==============


LIABILITIES:

Payables for:
  Investments purchased                 8,254,380
--------------------------------   --------------
  Fund shares reacquired                       --
--------------------------------   --------------
  Amount due custodian                    891,166
--------------------------------   --------------
  Dividends                               100,732
--------------------------------   --------------
  Accrued fees to affiliates              168,446
--------------------------------   --------------
  Accrued operating expenses               69,796
--------------------------------   --------------
Trustee deferred compensation
  and retirement plans                    379,788
================================   ==============
     Total liabilities                  9,864,308
================================   ==============
Net assets applicable to shares
  outstanding                      $1,594,076,530
________________________________   ______________
================================   ==============


NET ASSETS CONSIST OF:

Shares of beneficial interest      $1,594,119,445
--------------------------------   --------------
Undistributed net investment
  income                                       --
--------------------------------   --------------
Undistributed net realized gain
  (loss)                                  (42,915)
================================   ==============
                                   $1,594,076,530
________________________________   ______________
================================   ==============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        SHORT-TERM INVESTMENTS TRUST

August 31, 2009


                                                                                                GOVERNMENT       GOVERNMENT
                                       LIQUID ASSETS       STIC PRIME          TREASURY          & AGENCY       TAXADVANTAGE
                                         PORTFOLIO          PORTFOLIO         PORTFOLIO          PORTFOLIO        PORTFOLIO
-----------------------------------   ---------------    --------------    ---------------    --------------    ------------


NET ASSETS:

Institutional Class                   $20,264,356,102    $2,573,720,722    $ 4,882,281,593    $9,814,844,729    $535,957,119
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Private Investment Class              $   748,744,103    $  429,979,208    $ 2,267,918,987    $  781,263,504    $ 42,922,415
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Personal Investment Class             $   145,662,783    $  181,407,070    $   211,723,223    $   17,751,988    $ 12,116,971
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Cash Management Class                 $ 3,194,408,070    $  914,098,732    $11,498,816,775    $1,924,915,875    $ 25,730,669
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Reserve Class                         $    73,019,998    $    9,340,596    $    29,733,920    $  139,398,750    $  5,747,244
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Resource Class                        $   800,343,006    $  223,531,605    $   365,409,087    $  486,522,012    $ 17,773,495
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Corporate Class                       $ 6,080,137,063    $  133,881,695    $ 2,039,500,597    $1,798,302,611    $     14,560
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                    20,262,455,303     2,574,138,897      4,881,891,723     9,814,575,825     535,893,705
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Private Investment Class                  748,686,863       430,049,832      2,267,818,160       781,207,982      42,942,208
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Personal Investment Class                 145,650,283       181,347,021        211,638,281        17,748,109      12,117,440
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Cash Management Class                   3,194,079,649       914,061,537     11,498,193,426     1,924,832,638      25,725,110
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Reserve Class                              73,017,223         9,341,830         29,708,952       139,398,619       5,745,387
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Resource Class                            800,303,906       223,502,841        365,351,864       486,480,032      17,770,627
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Corporate Class                         6,080,048,816       133,863,292      2,039,474,554     1,798,271,508          14,560
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Net asset value, offering and
  redemption price per share for
  each class                          $          1.00    $         1.00    $          1.00    $         1.00    $       1.00
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
                                        TAX-FREE
                                      CASH RESERVE
                                        PORTFOLIO
-----------------------------------   ------------


NET ASSETS:

Institutional Class                   $829,400,479
___________________________________   ____________
===================================   ============
Private Investment Class              $206,397,720
___________________________________   ____________
===================================   ============
Personal Investment Class             $  7,414,448
___________________________________   ____________
===================================   ============
Cash Management Class                 $360,427,435
___________________________________   ____________
===================================   ============
Reserve Class                         $ 14,830,931
___________________________________   ____________
===================================   ============
Resource Class                        $129,077,653
___________________________________   ____________
===================================   ============
Corporate Class                       $ 46,527,864
___________________________________   ____________
===================================   ============


SHARES OUTSTANDING, $0.01 PAR VALUE
  PER SHARE,
  UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                    829,359,918
___________________________________   ____________
===================================   ============
Private Investment Class               206,376,863
___________________________________   ____________
===================================   ============
Personal Investment Class                7,410,508
___________________________________   ____________
===================================   ============
Cash Management Class                  360,443,603
___________________________________   ____________
===================================   ============
Reserve Class                           14,827,667
___________________________________   ____________
===================================   ============
Resource Class                         129,071,970
___________________________________   ____________
===================================   ============
Corporate Class                         46,545,423
___________________________________   ____________
===================================   ============
Net asset value, offering and
  redemption price per share for
  each class                          $       1.00
___________________________________   ____________
===================================   ============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the year ended August 31, 2009



                                                                                       GOVERNMENT &     GOVERNMENT       TAX-FREE
                                       LIQUID ASSETS     STIC PRIME      TREASURY         AGENCY       TAXADVANTAGE    CASH RESERVE
                                         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------

INVESTMENT INCOME:

Interest                                $328,794,854    $70,351,228    $118,800,880     $86,956,379     $2,639,599      $32,064,698
====================================   =============    ===========    ============    ============    ============    ============


EXPENSES:

Advisory fees                             37,035,041      9,571,678      34,591,158      11,784,895        728,250        5,159,907
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Administrative services fees               1,250,701        701,433       1,201,823         863,547        152,498          529,144
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Custodian fees                             1,009,624        279,337         968,242         396,708         17,624          117,837
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Distribution fees:
  Private Investment Class                 3,561,154      2,772,949       8,079,641       3,754,826        222,350        1,162,151
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Personal Investment Class                1,010,252      2,319,285       2,563,282         175,721        125,690           73,331
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Cash Management Class                    2,864,181      1,240,081      11,689,077       1,793,949         22,267          633,670
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Reserve Class                              494,372        193,661         464,229       1,432,976         79,511          221,709
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Resource Class                           1,741,399        582,661       1,041,867       1,287,690         55,066          385,744
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Corporate Class                            906,814        138,631         635,149         326,299             29           29,811
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Transfer agent fees                        2,222,102        574,301       2,075,469       1,060,640         36,195          220,946
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Trustees' and officers' fees and
  benefits                                   784,923        239,859         723,069         351,974         28,916          105,685
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Treasury Guarantee Program Fee             8,035,286      2,847,846       5,378,059       2,195,222         86,800        1,142,712
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Other                                      1,414,496        483,465       1,089,755         489,752        161,431          366,516
====================================   =============    ===========    ============    ============    ============    ============
     Total expenses                       62,330,345     21,945,187      70,500,820      25,914,199      1,716,627       10,149,163
====================================   =============    ===========    ============    ============    ============    ============
Less: Fees waived and expenses
  reimbursed                             (15,530,500)    (7,002,115)    (22,753,253)     (3,998,491)      (879,243)      (2,057,670)
====================================   =============    ===========    ============    ============    ============    ============
     Net expenses                         46,799,845     14,943,072      47,747,567      21,915,708        837,384        8,091,493
====================================   =============    ===========    ============    ============    ============    ============
Net investment income                    281,995,009     55,408,156      71,053,313      65,040,671      1,802,215       23,973,205
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Net realized gain (loss) from
  Investment securities*                     123,884        305,215         500,543         246,194         16,810          (22,317)
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Net increase in net assets resulting
  from operations                       $282,118,893    $55,713,371    $ 71,553,856     $65,286,865     $1,819,025      $23,950,888
____________________________________   _____________    ___________    ____________    ____________    ____________    ____________
====================================   =============    ===========    ============    ============    ============    ============


* Includes net gains (losses) from securities sold to affiliates of $(23,999) for STIC Prime Portfolio.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2009 and 2008



                                                                    LIQUID ASSETS                          STIC PRIME
                                                                      PORTFOLIO                             PORTFOLIO
                                                         ----------------------------------    ----------------------------------
                                                               2009               2008               2009               2008
------------------------------------------------------   ----------------------------------    ----------------------------------

OPERATIONS:

  Net investment income                                  $   281,995,009    $   986,572,354    $    55,408,156     $  272,687,296
------------------------------------------------------   ----------------------------------    ----------------------------------
  Net realized gain                                              123,884          1,539,599            305,215              3,889
======================================================   ==================================    ==================================
     Net increase in net assets resulting from
       operations                                            282,118,893        988,111,953         55,713,371        272,691,185
======================================================   ==================================    ==================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Institutional Class                                       (206,290,882)      (773,192,230)       (32,817,124)      (146,818,532)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                    (7,319,950)       (31,025,738)        (4,020,690)       (23,117,055)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                   (1,098,666)        (2,841,961)        (2,109,396)       (13,040,776)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                      (30,960,183)      (109,567,367)       (10,697,427)       (58,987,907)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                                 (352,311)        (1,010,156)          (138,538)        (1,359,320)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                              (9,864,204)       (35,278,874)        (2,445,214)       (17,656,026)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                            (26,106,523)       (33,658,480)        (3,181,343)       (11,706,176)
======================================================   ==================================    ==================================
     Total distributions from net investment income         (281,992,719)      (986,574,806)       (55,409,732)      (272,685,792)
======================================================   ==================================    ==================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS:

  Institutional Class                                                 --           (197,561)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                            --            (10,599)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                           --               (899)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                               --            (26,909)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                                       --               (320)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                                      --             (9,119)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                                     --             (5,486)                --                 --
======================================================   ==================================    ==================================
     Total distributions from net realized gains                      --           (250,893)                --                --
======================================================   ==================================    ==================================
Share transactions-net:

  Institutional Class                                     (4,303,175,563)     6,485,194,440     (2,731,206,538)     1,825,565,067
------------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                  (126,828,864)       (10,251,643)      (270,897,781)        68,020,412
------------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                   26,894,700         37,348,782       (224,672,416)        (3,886,620)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                      195,654,142       (399,381,658)      (672,213,909)      (560,320,917)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                                3,939,027         29,830,265        (56,419,428)        34,800,968
------------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                            (409,146,795)        80,942,475       (259,113,502)       (87,586,032)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                          3,588,882,875      1,854,984,427       (255,308,233)      (227,262,617)
======================================================   ==================================    ==================================
     Net increase (decrease) in net assets resulting
       from share transactions                            (1,023,780,478)     8,078,667,088     (4,469,831,807)     1,049,330,261
======================================================   ==================================    ==================================
     Net increase (decrease) in net assets                (1,023,654,304)     8,079,953,342     (4,469,528,168)     1,049,335,654
======================================================   ==================================    ==================================


NET ASSETS:

  Beginning of year                                       32,330,325,429     24,250,372,087      8,935,487,796      7,886,152,142
======================================================   ==================================    ==================================
  End of year*                                           $31,306,671,125    $32,330,325,429    $ 4,465,959,628     $8,935,487,796
======================================================   ==================================    ==================================
  * Includes accumulated undistributed net investment
     income                                              $     2,304,696    $     2,055,978    $       779,191     $      780,767
______________________________________________________   __________________________________    __________________________________
======================================================   ==================================    ==================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2009 and 2008



                                                                     TREASURY
                                                                     PORTFOLIO                   GOVERNMENT & AGENCY PORTFOLIO
                                                        ----------------------------------    ----------------------------------
                                                              2009               2008               2009               2008
-----------------------------------------------------   ----------------------------------    ----------------------------------

OPERATIONS:

  Net investment income                                 $    71,053,313    $   335,668,195    $    65,040,671     $  132,995,480
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Net realized gain                                             500,543            796,700            246,194             21,064
=====================================================   ==================================    ==================================
     Net increase in net assets resulting from
       operations                                            71,553,856        336,464,895         65,286,865        133,016,544
=====================================================   ==================================    ==================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Institutional Class                                       (25,701,725)      (126,788,023)       (42,622,243)       (58,248,057)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                   (2,471,906)       (27,955,769)        (2,672,508)       (17,305,969)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                    (516,829)        (9,294,539)           (92,666)          (972,652)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                     (34,500,234)      (129,692,421)       (10,479,447)       (32,835,514)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                                 (41,384)        (1,376,658)          (301,499)        (2,453,107)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                             (1,598,019)       (13,276,060)        (3,340,436)        (9,649,256)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                            (6,223,216)       (27,284,725)        (5,531,872)       (11,530,925)
=====================================================   ==================================    ==================================
     Total distributions from net investment income         (71,053,313)      (335,668,195)       (65,040,671)      (132,995,480)
=====================================================   ==================================    ==================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS:

  Institutional Class                                                --           (473,796)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                           --           (118,403)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                          --            (50,942)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                              --           (448,296)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                                      --             (8,834)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                                     --            (63,609)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                                    --            (97,084)                --                 --
=====================================================   ==================================    ==================================
     Total distributions from net realized gains                     --         (1,260,964)                --                --
=====================================================   ==================================    ==================================
Share transactions-net:

  Institutional Class                                       242,973,439      1,333,176,443      7,843,243,506        642,476,996
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                1,114,086,769        (96,814,017)       276,550,984        (94,346,600)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                (259,366,509)        56,460,674        (12,012,488)         3,165,254
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                   3,941,697,008      4,723,195,817        896,833,637        297,723,799
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                              (6,658,701)       (33,371,096)         4,289,572        118,160,663
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                           (263,804,891)       253,473,111        160,815,277         28,128,419
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                         1,179,991,860        411,359,642      1,771,085,386       (290,582,602)
=====================================================   ==================================    ==================================
     Net increase (decrease) in net assets resulting
       from share transactions                            5,948,918,975      6,647,480,574     10,940,805,874        704,725,929
=====================================================   ==================================    ==================================
     Net increase (decrease) in net assets                5,949,419,518      6,647,016,310     10,941,052,068        704,746,993
=====================================================   ==================================    ==================================


NET ASSETS:

  Beginning of year                                      15,345,964,664      8,698,948,354      4,021,947,401      3,317,200,408
=====================================================   ==================================    ==================================
  End of year*                                          $21,295,384,182    $15,345,964,664    $14,962,999,469     $4,021,947,401
=====================================================   ==================================    ==================================
  * Includes accumulated undistributed net investment
     income                                             $       796,235    $       320,482    $       273,795     $      252,731
_____________________________________________________   __________________________________    __________________________________
=====================================================   ==================================    ==================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2009 and 2008



                                                                               GOVERNMENT TAXADVANTAGE
                                                                                      PORTFOLIO
                                                                            -----------------------------
                                                                                2009             2008
-------------------------------------------------------------------------   -----------------------------

OPERATIONS:

  Net investment income                                                     $  1,802,215    $  21,110,389
-------------------------------------------------------------------------   -----------------------------
  Net realized gain                                                               16,810           35,203
=========================================================================   =============================
     Net increase in net assets resulting from operations                      1,819,025       21,145,592
=========================================================================   =============================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Institutional Class                                                         (1,351,087)     (15,069,110)
-------------------------------------------------------------------------   -----------------------------
  Private Investment Class                                                      (160,241)      (1,337,006)
-------------------------------------------------------------------------   -----------------------------
  Personal Investment Class                                                      (35,690)        (320,868)
-------------------------------------------------------------------------   -----------------------------
  Cash Management Class                                                         (114,529)      (1,954,141)
-------------------------------------------------------------------------   -----------------------------
  Reserve Class                                                                  (18,594)        (318,949)
-------------------------------------------------------------------------   -----------------------------
  Resource Class                                                                (121,572)      (1,927,247)
-------------------------------------------------------------------------   -----------------------------
  Corporate Class                                                                   (181)        (182,620)
=========================================================================   =============================
     Total distributions from net investment income                           (1,801,894)     (21,109,941)
=========================================================================   =============================


SHARE TRANSACTIONS-NET:

  Institutional Class                                                        308,963,899      (94,498,613)
-------------------------------------------------------------------------   -----------------------------
  Private Investment Class                                                     2,380,209       (2,781,236)
-------------------------------------------------------------------------   -----------------------------
  Personal Investment Class                                                      871,302          258,055
-------------------------------------------------------------------------   -----------------------------
  Cash Management Class                                                       (3,370,792)     (64,212,095)
-------------------------------------------------------------------------   -----------------------------
  Reserve Class                                                               (6,774,557)         576,416
-------------------------------------------------------------------------   -----------------------------
  Resource Class                                                             (16,349,278)     (19,110,119)
-------------------------------------------------------------------------   -----------------------------
  Corporate Class                                                                    105              490
=========================================================================   =============================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          285,720,888     (179,767,102)
=========================================================================   =============================
     Net increase (decrease) in net assets                                   285,738,019     (179,731,451)
=========================================================================   =============================


NET ASSETS:

  Beginning of year                                                          354,524,454      534,255,905
=========================================================================   =============================
  End of year*                                                              $640,262,473    $ 354,524,454
=========================================================================   =============================
  * Includes accumulated undistributed net investment income                $     40,011    $       4,488
_________________________________________________________________________   _____________________________
=========================================================================   =============================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the year ended August 31, 2009, the period April 1, 2008 through August 31, 2008 and the year ended March 31, 2008



                                                                          TAX-FREE CASH RESERVE PORTFOLIO
                                                              ------------------------------------------------------
                                                                 YEAR ENDED      FIVE MONTHS ENDED      YEAR ENDED
                                                                 AUGUST 31,          AUGUST 31,          MARCH 31,
                                                                    2009                2008               2008
-----------------------------------------------------------   ------------------------------------------------------

OPERATIONS:

  Net investment income                                       $    23,973,205     $    28,410,124     $  128,045,234
-----------------------------------------------------------   ------------------------------------------------------
  Net realized gain (loss)                                            (22,317)             52,717            (64,510)
===========================================================   ======================================================
     Net increase in net assets resulting from operations          23,950,888          28,462,841        127,980,724
===========================================================   ======================================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Institutional Class                                             (13,009,492)        (18,070,278)       (90,092,433)
-----------------------------------------------------------   ------------------------------------------------------
  Private Investment Class                                         (1,828,224)         (1,635,408)        (5,907,971)
-----------------------------------------------------------   ------------------------------------------------------
  Personal Investment Class                                           (62,865)           (176,216)          (955,425)
-----------------------------------------------------------   ------------------------------------------------------
  Cash Management Class                                            (6,286,393)         (6,133,979)       (16,534,933)
-----------------------------------------------------------   ------------------------------------------------------
  Reserve Class                                                      (139,845)           (211,018)          (393,176)
-----------------------------------------------------------   ------------------------------------------------------
  Resource Class                                                   (1,628,204)         (1,617,168)        (8,334,594)
-----------------------------------------------------------   ------------------------------------------------------
  Corporate Class                                                  (1,018,182)           (566,057)        (5,826,702)
===========================================================   ======================================================
     Total distributions from net investment income               (23,973,205)        (28,410,124)      (128,045,234)
===========================================================   ======================================================


SHARE TRANSACTIONS-NET:

  Institutional Class                                            (936,106,159)     (1,491,090,115)       386,399,200
-----------------------------------------------------------   ------------------------------------------------------
  Private Investment Class                                        (94,497,894)         51,524,057         64,205,316
-----------------------------------------------------------   ------------------------------------------------------
  Personal Investment Class                                       (32,729,453)          5,678,676            794,543
-----------------------------------------------------------   ------------------------------------------------------
  Cash Management Class                                          (535,463,971)        106,134,034         68,418,687
-----------------------------------------------------------   ------------------------------------------------------
  Reserve Class                                                   (28,292,619)        (17,665,380)        48,055,399
-----------------------------------------------------------   ------------------------------------------------------
  Resource Class                                                 (132,418,789)         19,122,544       (138,677,567)
-----------------------------------------------------------   ------------------------------------------------------
  Corporate Class                                                   3,700,743        (103,848,507)       (13,522,471)
===========================================================   ======================================================
     Net increase (decrease) in net assets resulting from
       share transactions                                      (1,755,808,142)     (1,430,144,691)       415,673,107
===========================================================   ======================================================
     Net increase (decrease) in net assets                     (1,755,830,459)     (1,430,091,974)       415,608,597
===========================================================   ======================================================


NET ASSETS:

  Beginning of year                                             3,349,906,989       4,779,998,963      4,364,390,366
-----------------------------------------------------------   ------------------------------------------------------
  End of year*                                                $ 1,594,076,530     $ 3,349,906,989     $4,779,998,963
-----------------------------------------------------------   ------------------------------------------------------
  * Includes accumulated undistributed net investment
     income                                                   $            --     $            --     $           --
___________________________________________________________   ______________________________________________________
===========================================================   ======================================================



NOTES TO FINANCIAL STATEMENTS

August 31, 2009

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the "Funds"). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.


52        SHORT-TERM INVESTMENTS TRUST

  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds' securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

        Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        The Funds may periodically participate in litigation related to each Fund's investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund's investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

        The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

        Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print, which is generally 45 days from the period-end date.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds' servicing agreements, that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. TREASURY GUARANTEE PROGRAM -- The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury's (the "Treasury Department") Temporary Guarantee Program for Money Market Funds (the "Program") as extended except as noted below. Under the Program, the Treasury Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of

53        SHORT-TERM INVESTMENTS TRUST
      liquidation is less than $0.995. On April 7, 2009, the Funds' Board approved Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio to participate in the final extension of the Program through September 18, 2009. The Program expired on September 18, 2009.

J. OTHER RISKS -- Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

        The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

        The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

        Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investments in municipal securities.

        There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

K. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The repurchase amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Advisor at an annual rate based on each Funds' average daily net assets as follows, respectively:

                                          FIRST $250     NEXT $250     OVER $500
                                            MILLION       MILLION       MILLION
--------------------------------------------------------------------------------
Liquid Assets Portfolio                      0.15%          0.15%         0.15%
--------------------------------------------------------------------------------
STIC Prime Portfolio                         0.15%          0.15%         0.15%
--------------------------------------------------------------------------------
Treasury Portfolio                           0.15%          0.15%         0.15%
--------------------------------------------------------------------------------
Government & Agency Portfolio                0.10%          0.10%         0.10%
--------------------------------------------------------------------------------
Government TaxAdvantage Portfolio            0.20%          0.15%         0.10%
--------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio              0.25%          0.25%         0.20%
--------------------------------------------------------------------------------




  Under the terms of a master sub-advisory agreement approved by shareholders of the Funds between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Funds, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Advisor(s).


54        SHORT-TERM INVESTMENTS TRUST

  Effective July 1, 2009, the Advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

                                                      PRIVATE       PERSONAL         CASH
                                  INSTITUTIONAL     INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
                                      CLASS            CLASS          CLASS          CLASS        CLASS        CLASS        CLASS
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                0.14%           0.44%          0.69%          0.22%         1.01%       0.34%         0.17%
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                   0.14%           0.44%          0.69%          0.22%         1.01%       0.30%         0.17%
-----------------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                     0.14%           0.44%          0.69%          0.22%         1.01%       0.30%         0.17%
-----------------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio          0.14%           0.44%          0.69%          0.22%         1.01%       0.30%         0.17%
-----------------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                            0.14%           0.39%          0.69%          0.22%         1.01%       0.30%         0.17%
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio        0.25%           0.50%          0.80%          0.33%         1.12%       0.41%         0.28%
-----------------------------------------------------------------------------------------------------------------------------------




  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Aim Distributors, Inc. ("IADI").

  Prior to July 1, 2009, the Advisor had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each Fund, except for Tax-Free Cash Reserve Portfolio which was limited to 0.22%, based on average daily net assets of such Fund, respectively.

  In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above:
(i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items or non-routine items, including payments to participate in the United States Treasury Temporary Guarantee Program; (v) expenses related to a merger or reorganization, as approved by the Funds' Board of Trustees; and (vi) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Funds may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Funds.

  For the year ended August 31, 2009, the Advisor waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Liquid Assets Portfolio                                    $13,047,959
----------------------------------------------------------------------
STIC Prime Portfolio                                         4,018,038
----------------------------------------------------------------------
Treasury Portfolio                                          12,248,387
----------------------------------------------------------------------
Government & Agency Portfolio                                  732,865
----------------------------------------------------------------------
Government TaxAdvantage Portfolio                              619,691
----------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                985,566
----------------------------------------------------------------------




  Further, Invesco Aim and/or IADI voluntarily waived fees and/or reimbursed expenses in order to increase the Fund's yields. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2009 are shown below:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT      RESERVE     RESOURCE     CORPORATE
                                              CLASS          CLASS          CLASS         CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                    $   12,515      $ 57,334       $     --      $ 81,725     $     --       $   --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                          275,838       481,150         23,643        47,778       38,288           --
---------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                          2,136,463       850,769        632,120       245,089      115,003        3,485
---------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                 369,950        29,259             --       510,768        4,245           --
---------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio              19,760        37,988          1,382        25,267        4,659           --
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                98,281        14,231         23,594        71,188       30,825          649
---------------------------------------------------------------------------------------------------------------------------




  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which each Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which each Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.


55        SHORT-TERM INVESTMENTS TRUST

  Under the terms of a master distribution agreement between Invesco Aim Distributors, Inc. ("IADI") and the Trust, IADI acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

  PRIVATE      PERSONAL        CASH
INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
   CLASS         CLASS         CLASS       CLASS       CLASS       CLASS
--------------------------------------------------------------------------
   0.50%         0.75%         0.10%        1.00%      0.20%        0.03%
--------------------------------------------------------------------------




  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

  IADI has contractually agreed through at least June 30, 2010, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
                                              CLASS          CLASS          CLASS        CLASS        CLASS        CLASS
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                       0.30%          0.55%          0.08%         0.87%       0.20%         0.03%
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                          0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                            0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                 0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio             0.25%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio               0.25%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------




  Pursuant to the agreement above, for the year ended August 31, 2009, IADI waived Plan fees of:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT      RESERVE     RESOURCE     CORPORATE
                                              CLASS          CLASS          CLASS         CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                    $1,424,462      $269,401      $  572,836     $ 64,268          N/A        N/A
---------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                        1,109,180       618,476         248,016       25,176      116,532        N/A
---------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                          3,231,856       683,542       2,337,815       60,350      208,374        N/A
---------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio               1,501,930        46,859         358,790      186,287      257,538        N/A
---------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio             111,175        33,517           4,454       10,337       11,013        N/A
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio               581,076        19,555         126,734       28,822       77,149        N/A
---------------------------------------------------------------------------------------------------------------------------




  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.


56        SHORT-TERM INVESTMENTS TRUST

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, August 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                 LEVEL 1         LEVEL 2         LEVEL 3          TOTAL
----------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio
  Short-term Investments                                           $--       $31,882,372,993       $--       $31,882,372,993
----------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio
  Short-term Investments                                            --         4,466,794,557        --         4,466,794,557
----------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio
  Short-term Investments                                            --        21,761,952,601        --        21,761,952,601
----------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio
  Short-term Investments                                            --        14,963,917,430        --        14,963,917,430
----------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio
  Short-term Investments                                            --           640,070,361        --           640,070,361
----------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio
  Short-term Investments                                            --         1,598,366,493        --         1,598,366,493
----------------------------------------------------------------------------------------------------------------------------



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2009, each Fund engaged in transactions with affiliates as listed below:

                                                 SECURITIES PURCHASES     SECURITIES SALES     NET REALIZED GAINS/(LOSSES)
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                             $2,779,039,971         $2,020,596,037                $     --
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                            --             28,327,644                 (23,999)
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                        4,999,972              5,000,000                      --
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                      2,169,309,982          3,217,754,042                      --
--------------------------------------------------------------------------------------------------------------------------



NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

  During the year ended August 31, 2009, the Funds in aggregate paid legal fees of $195,947 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (i) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco Aim, not to exceed the contractually agreed upon rate; or
(ii) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.


57        SHORT-TERM INVESTMENTS TRUST

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

TAX CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS PAID DURING THE YEARS ENDED AUGUST 31, 2009 AND 2008:

                                                                            2009                2008
                                                                      ORDINARY INCOME     ORDINARY INCOME
---------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                 $281,992,719        $986,825,699
---------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                      55,409,732         272,685,792
---------------------------------------------------------------------------------------------------------
Treasury Portfolio                                                        71,053,313         336,929,159
---------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                             65,040,671         132,995,480
---------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                          1,801,894          21,109,941
---------------------------------------------------------------------------------------------------------



TAX CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS PAID DURING THE YEAR ENDED AUGUST 31, 2009, THE PERIOD APRIL 1, 2008 THROUGH AUGUST 31, 2008 AND THE YEAR ENDED MARCH 31, 2008 WERE AS FOLLOWS:

                                                           YEAR ENDED       FIVE MONTHS ENDED        YEAR ENDED
                                                        AUGUST 31, 2009      AUGUST 31, 2008       MARCH 31, 2008
                                                        ORDINARY INCOME      ORDINARY INCOME      ORDINARY INCOME
                                                          -TAX-EXEMPT          -TAX-EXEMPT          -TAX-EXEMPT
-----------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                           $23,973,205          $28,410,124          $128,045,234
-----------------------------------------------------------------------------------------------------------------



TAX COMPONENTS OF NET ASSETS AT PERIOD-END:

                                    UNDISTRIBUTED    TEMPORARY BOOK/   CAPITAL LOSS   POST-OCTOBER        SHARES OF
                                   ORDINARY INCOME   TAX DIFFERENCES   CARRYFORWARD     DEFERRALS    BENEFICIAL INTEREST
------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio               $5,069,953       $(2,641,373)      $     --       $      --      $31,304,242,545
------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                   2,141,414        (1,057,052)            --              --        4,464,875,266
------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                     2,867,960        (1,139,809)            --        (431,373)      21,294,087,404
------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio            970,992          (451,004)            --              --       14,962,479,481
------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                              142,922           (86,100)            --              --          640,205,651
------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio          391,767          (391,767)       (25,886)        (17,029)       1,594,119,445
------------------------------------------------------------------------------------------------------------------------

                                      TOTAL NET
                                        ASSETS
--------------------------------------------------
Liquid Assets Portfolio            $31,306,671,125
--------------------------------------------------
STIC Prime Portfolio                 4,465,959,628
--------------------------------------------------
Treasury Portfolio                  21,295,384,182
--------------------------------------------------
Government & Agency Portfolio       14,962,999,469
--------------------------------------------------
Government TaxAdvantage
  Portfolio                            640,262,473
--------------------------------------------------
Tax-Free Cash Reserve Portfolio      1,594,076,530
--------------------------------------------------




  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The following Fund has a capital loss carryforward as of August 31, 2009 which expires as follows:

                                                               AUGUST 31, 2015     AUGUST 31, 2017     TOTAL*
-------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                     13,734              12,152         25,886
-------------------------------------------------------------------------------------------------------------



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2009, the following Funds had reclassification of permanent differences as listed below. These reclassifications had no effect on the net assets of each Fund.

                                                                  UNDISTRIBUTED NET       UNDISTRIBUTED NET
                                                                  INVESTMENT INCOME     REALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                $246,428               $(246,428)
------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                                      475,753                (475,753)
------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                            21,064                 (21,064)
------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                        35,202                 (35,202)
------------------------------------------------------------------------------------------------------------





58        SHORT-TERM INVESTMENTS TRUST

NOTE 9--SHARE INFORMATION

LIQUID ASSETS PORTFOLIO


                                                                                SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED                             YEAR ENDED
                                                                AUGUST 31, 2009(a)                       AUGUST 31, 2008
                                                       ------------------------------------   ------------------------------------
                                                            SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   115,210,746,376   $ 115,210,746,376    242,611,280,919   $ 242,611,280,919
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           5,348,698,563       5,348,698,563     15,741,392,603      15,741,392,603
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                          1,108,427,503       1,108,427,503        579,075,353         579,075,353
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  22,021,236,511      22,021,236,511     25,329,466,293      25,329,466,293
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             464,078,823         464,078,823        418,024,055         418,024,055
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          4,436,961,030       4,436,961,030      5,064,353,845       5,064,353,845
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        25,713,082,952      25,713,082,952     15,990,389,827      15,990,389,827
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                        92,389,548          92,389,548        315,840,903         315,840,903
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                               4,175,312           4,175,312         14,332,034          14,332,034
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                              1,019,143           1,019,143          2,213,082           2,213,082
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      19,297,845          19,297,845         74,242,103          74,242,103
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 423,816             423,816            987,190             987,190
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              9,417,843           9,417,843         31,419,191          31,419,191
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            11,816,258          11,816,258         10,728,123          10,728,123
==================================================================================================================================
Reacquired:
  Institutional Class                                  (119,606,311,487)   (119,606,311,487)  (236,441,927,382)   (236,441,927,382)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                          (5,479,702,739)     (5,479,702,739)   (15,765,976,280)    (15,765,976,280)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         (1,082,551,946)     (1,082,551,946)      (543,939,653)       (543,939,653)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                       (21,844,880,214)    (21,844,880,214)   (25,803,090,054)    (25,803,090,054)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (460,563,612)       (460,563,612)      (389,180,980)       (389,180,980)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (4,855,525,668)     (4,855,525,668)    (5,014,830,561)     (5,014,830,561)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       (22,136,016,335)    (22,136,016,335)   (14,146,133,523)    (14,146,133,523)
==================================================================================================================================
     Net increase (decrease) in share activity           (1,023,780,478)  $  (1,023,780,478)     8,078,667,088   $   8,078,667,088
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 17% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


59        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2009(a)                         AUGUST 31, 2008
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 12,290,583,897     $ 12,290,583,897      21,383,877,514     $ 21,383,877,514
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        3,931,182,671        3,931,182,671       6,609,152,463        6,609,152,463
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       3,996,774,649        3,996,774,649       5,521,580,502        5,521,580,502
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                4,111,368,752        4,111,368,752       6,200,992,322        6,200,992,322
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          229,777,763          229,777,763         629,801,275          629,801,275
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       1,256,286,686        1,256,286,686       1,868,876,942        1,868,876,942
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      1,622,091,750        1,622,091,750       2,194,033,150        2,194,033,150
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     10,313,548           10,313,548          41,300,601           41,300,601
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            2,693,226            2,693,226          14,603,803           14,603,803
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                           2,391,491            2,391,491          10,759,391           10,759,391
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    9,806,592            9,806,592          42,517,657           42,517,657
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              137,979              137,979             735,735              735,735
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,712,359            1,712,359          10,113,783           10,113,783
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          1,037,479            1,037,479           9,435,972            9,435,972
==================================================================================================================================
Reacquired:
  Institutional Class                                (15,032,103,983)     (15,032,103,983)    (19,599,613,048)     (19,599,613,048)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (4,204,773,678)      (4,204,773,678)     (6,555,735,854)      (6,555,735,854)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (4,223,838,556)      (4,223,838,556)     (5,536,226,513)      (5,536,226,513)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (4,793,389,253)      (4,793,389,253)     (6,803,830,896)      (6,803,830,896)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (286,335,170)        (286,335,170)       (595,736,042)        (595,736,042)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,517,112,547)      (1,517,112,547)     (1,966,576,757)      (1,966,576,757)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (1,878,437,462)      (1,878,437,462)     (2,430,731,739)      (2,430,731,739)
==================================================================================================================================
     Net increase (decrease) in share activity        (4,469,831,807)    $ (4,469,831,807)      1,049,330,261     $  1,049,330,261
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


60        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2009(a)                         AUGUST 31, 2008
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 51,181,133,777     $ 51,181,133,777      35,702,477,653     $ 35,702,477,653
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       13,590,064,578       13,590,064,578      12,408,071,616       12,408,071,616
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       2,462,023,476        2,462,023,476       3,848,088,844        3,848,088,844
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               49,522,914,925       49,522,914,925      43,463,616,238       43,463,616,238
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          327,457,354          327,457,354         293,150,353          293,150,353
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       2,023,916,969        2,023,916,969       2,414,003,153        2,414,003,153
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     24,071,126,166       24,071,126,166       9,474,545,118        9,474,545,118
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     13,766,545           13,766,545          41,928,037           41,928,037
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            1,355,282            1,355,282           6,962,558            6,962,558
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                             794,376              794,376           8,446,866            8,446,866
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    7,153,769            7,153,769          56,812,923           56,812,923
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               51,349               51,349             950,382              950,382
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,980,528            1,980,528           9,333,747            9,333,747
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          5,090,909            5,090,909          23,001,743           23,001,743
==================================================================================================================================
Reacquired:
  Institutional Class                                (50,951,926,883)     (50,951,926,883)    (34,411,229,247)     (34,411,229,247)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                      (12,477,333,091)     (12,477,333,091)    (12,511,848,191)     (12,511,848,191)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (2,722,184,361)      (2,722,184,361)     (3,800,075,036)      (3,800,075,036)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                    (45,588,371,686)     (45,588,371,686)    (38,797,233,344)     (38,797,233,344)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (334,167,404)        (334,167,404)       (327,471,831)        (327,471,831)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (2,289,702,388)      (2,289,702,388)     (2,169,863,789)      (2,169,863,789)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    (22,896,225,215)     (22,896,225,215)     (9,086,187,219)      (9,086,187,219)
==================================================================================================================================
     Net increase in share activity                    5,948,918,975     $  5,948,918,975       6,647,480,574     $  6,647,480,574
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 55% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


61        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2009(a)                         AUGUST 31, 2008
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 68,158,587,580     $ 68,158,587,580      39,421,527,465     $ 39,421,527,465
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        7,841,778,183        7,841,778,183       3,329,774,276        3,329,774,276
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         190,466,782          190,466,782         267,913,494          267,913,494
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               10,444,803,117       10,444,803,117       8,083,319,406        8,083,319,406
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          434,676,362          434,676,362         796,154,027          796,154,027
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       4,567,230,434        4,567,230,434       1,777,768,570        1,777,768,570
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      9,532,168,089        9,532,168,089       5,788,049,900        5,788,049,900
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     28,153,603           28,153,603          35,539,937           35,539,937
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            1,556,833            1,556,833           9,036,583            9,036,583
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                              34,041               34,041             300,434              300,434
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   10,189,620           10,189,620          30,877,868           30,877,868
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              398,039              398,039           2,051,959            2,051,959
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           2,237,117            2,237,117           6,546,978            6,546,978
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          2,892,316            2,892,316          10,452,613           10,452,613
==================================================================================================================================
Reacquired:
  Institutional Class                                (60,343,497,677)     (60,343,497,677)    (38,814,590,406)     (38,814,590,406)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (7,566,784,032)      (7,566,784,032)     (3,433,157,459)      (3,433,157,459)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                        (202,513,311)        (202,513,311)       (265,048,674)        (265,048,674)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (9,558,159,100)      (9,558,159,100)     (7,816,473,475)      (7,816,473,475)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (430,784,829)        (430,784,829)       (680,045,323)        (680,045,323)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (4,408,652,274)      (4,408,652,274)     (1,756,187,129)      (1,756,187,129)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (7,763,975,019)      (7,763,975,019)     (6,089,085,115)      (6,089,085,115)
==================================================================================================================================
     Net increase in share activity                   10,940,805,874     $ 10,940,805,874         704,725,929     $    704,725,929
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 38% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


62        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                             YEAR ENDED
                                                               AUGUST 31, 2009(a)                       AUGUST 31, 2008
                                                       ----------------------------------     ----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   2,232,883,956     $ 2,232,883,956      4,427,902,244     $ 4,427,902,244
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           274,551,140         274,551,140        472,405,429         472,405,429
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                          167,645,922         167,645,922        126,337,927         126,337,927
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    24,068,707          24,068,707        183,449,680         183,449,680
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            73,485,734          73,485,734        100,382,142         100,382,142
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           28,199,787          28,199,787        158,168,294         158,168,294
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             351,723             351,723         52,388,000          52,388,000
================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       1,279,524           1,279,524         14,691,932          14,691,932
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                               106,322             106,322            634,488             634,488
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                                   --                  --              6,420               6,420
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       139,970             139,970          2,206,800           2,206,800
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 1,093               1,093              7,655               7,655
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              120,734             120,734          1,745,022           1,745,022
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                 194                 194            182,654             182,654
================================================================================================================================
Reacquired:
  Institutional Class                                  (1,925,199,581)     (1,925,199,581)    (4,537,092,789)     (4,537,092,789)
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                          (272,277,253)       (272,277,253)      (475,821,153)       (475,821,153)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         (166,774,620)       (166,774,620)      (126,086,292)       (126,086,292)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                         (27,579,469)        (27,579,469)      (249,868,575)       (249,868,575)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (80,261,384)        (80,261,384)       (99,813,381)        (99,813,381)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (44,669,799)        (44,669,799)      (179,023,435)       (179,023,435)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            (351,812)           (351,812)       (52,570,164)        (52,570,164)
================================================================================================================================
     Net increase (decrease) in share activity            285,720,888     $   285,720,888       (179,767,102)    $  (179,767,102)
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


63        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                      SUMMARY OF SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------------------------------
                                                YEAR ENDED                          FIVE MONTHS ENDED                YEAR ENDED
                                            AUGUST 31, 2009(a)                       AUGUST 31, 2008               MARCH 31, 2008
                                    ----------------------------------     ----------------------------------     ---------------
                                        SHARES              AMOUNT             SHARES              AMOUNT              SHARES
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                7,425,779,177     $ 7,425,779,177      7,893,478,906     $ 7,893,478,906      29,180,701,441
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                        511,847,886         511,847,886        334,825,871         334,825,871         683,053,539
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                        13,445,479          13,445,479         32,787,412          32,787,412         147,256,006
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class              2,792,727,250       2,792,727,250      1,999,426,502       1,999,426,502       6,287,611,982
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                         27,969,701          27,969,701         82,462,913          82,462,913          89,382,790
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                       394,300,830         394,300,830        297,993,734         297,993,734       1,682,213,737
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                      763,229,887         763,229,887        400,391,562         400,391,562       1,492,840,952
=================================================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                    4,361,045           4,361,045          8,786,228           8,786,228          50,778,338
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                          1,750,991           1,750,991          1,483,611           1,483,611           4,943,626
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                            14,257              14,257             36,050              36,050              38,268
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                  6,129,570           6,129,570          5,430,385           5,430,385          14,407,512
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                            164,252             164,252            256,853             256,853             328,466
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                           896,000             896,000          1,076,175           1,076,175           8,318,683
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                          676,626             676,626            598,553             598,553             843,794
=================================================================================================================================
Reacquired:
  Institutional Class               (8,366,246,381)     (8,366,246,381)    (9,393,355,249)     (9,393,355,249)    (28,845,080,579)
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                       (608,096,771)       (608,096,771)      (284,785,425)       (284,785,425)       (623,791,849)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                       (46,189,189)        (46,189,189)       (27,144,786)        (27,144,786)       (146,499,731)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class             (3,334,320,791)     (3,334,320,791)    (1,898,722,853)     (1,898,722,853)     (6,233,600,807)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                        (56,426,572)        (56,426,572)      (100,385,146)       (100,385,146)        (41,655,857)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                      (527,615,619)       (527,615,619)      (279,947,365)       (279,947,365)     (1,829,209,987)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                     (760,205,770)       (760,205,770)      (504,838,622)       (504,838,622)     (1,507,207,217)
=================================================================================================================================
     Net increase (decrease) in
       share activity               (1,755,808,142)    $(1,755,808,142)    (1,430,144,691)    $(1,430,144,691)        415,673,107
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                    SUMMARY OF SHARE
                                        ACTIVITY
----------------------------------------------------
                                       YEAR ENDED
                                     MARCH 31, 2008
                                    ----------------
                                         AMOUNT
----------------------------------------------------
Sold:
  Institutional Class               $ 29,180,701,441
----------------------------------------------------
  Private Class                          683,053,539
----------------------------------------------------
  Personal Class                         147,256,006
----------------------------------------------------
  Cash Management Class                6,287,611,982
----------------------------------------------------
  Reserve Class                           89,382,790
----------------------------------------------------
  Resource Class                       1,682,213,737
----------------------------------------------------
  Corporate Class                      1,492,840,952
====================================================
Issued as reinvestment of
  dividends:
  Institutional Class                     50,778,338
----------------------------------------------------
  Private Class                            4,943,626
----------------------------------------------------
  Personal Class                              38,268
----------------------------------------------------
  Cash Management Class                   14,407,512
----------------------------------------------------
  Reserve Class                              328,466
----------------------------------------------------
  Resource Class                           8,318,683
----------------------------------------------------
  Corporate Class                            843,794
====================================================
Reacquired:
  Institutional Class                (28,845,080,579)
----------------------------------------------------
  Private Class                         (623,791,849)
----------------------------------------------------
  Personal Class                        (146,499,731)
----------------------------------------------------
  Cash Management Class               (6,233,600,807)
----------------------------------------------------
  Reserve Class                          (41,655,857)
----------------------------------------------------
  Resource Class                      (1,829,209,987)
----------------------------------------------------
  Corporate Class                     (1,507,207,217)
====================================================
     Net increase (decrease) in
       share activity               $    415,673,107
____________________________________________________
====================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


64        SHORT-TERM INVESTMENTS TRUST

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

                            PERSONAL INVESTMENT CLASS

                                                         NET GAINS
                                                          (LOSSES)
                                NET ASSET              ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                                  VALUE,       NET         (BOTH      TOTAL FROM   FROM NET      FROM NET
                                BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL
                                OF PERIOD    INCOME     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Year ended 08/31/09               $1.00       $0.01(b)     $ 0.00        $0.01      $(0.01)       $   --         $(0.01)
Year ended 08/31/08                1.00        0.03(b)       0.00         0.03       (0.03)        (0.00)         (0.03)
Year ended 08/31/07                1.00        0.05          0.00         0.05       (0.05)           --          (0.05)
Year ended 08/31/06                1.00        0.04          0.00         0.04       (0.04)        (0.00)         (0.04)
Year ended 08/31/05                1.00        0.02          0.00         0.02       (0.02)           --          (0.02)
--------------------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Year ended 08/31/09                1.00        0.01(b)       0.00         0.01       (0.01)           --          (0.01)
Year ended 08/31/08                1.00        0.03(b)       0.00         0.03       (0.03)           --          (0.03)
Year ended 08/31/07                1.00        0.05            --         0.05       (0.05)           --          (0.05)
Year ended 08/31/06                1.00        0.04            --         0.04       (0.04)           --          (0.04)
Year ended 08/31/05                1.00        0.02            --         0.02       (0.02)           --          (0.02)
--------------------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Year ended 08/31/09                1.00        0.00(b)       0.00         0.00       (0.00)           --          (0.00)
Year ended 08/31/08                1.00        0.02(b)       0.00         0.02       (0.02)        (0.00)         (0.02)
Year ended 08/31/07                1.00        0.05          0.00         0.05       (0.05)           --          (0.05)
Year ended 08/31/06                1.00        0.04          0.00         0.04       (0.04)           --          (0.04)
Year ended 08/31/05                1.00        0.02          0.00         0.02       (0.02)        (0.00)         (0.02)
--------------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Year ended 08/31/09                1.00        0.00(b)       0.00         0.00       (0.00)           --          (0.00)
Year ended 08/31/08                1.00        0.03(b)       0.00         0.03       (0.03)           --          (0.03)
Year ended 08/31/07                1.00        0.05          0.00         0.05       (0.05)           --          (0.05)
Year ended 08/31/06                1.00        0.04         (0.00)        0.04       (0.04)           --          (0.04)
Year ended 08/31/05                1.00        0.02          0.00         0.02       (0.02)           --          (0.02)
--------------------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Year ended 08/31/09                1.00        0.00(b)       0.00         0.00       (0.00)           --          (0.00)
Year ended 08/31/08                1.00        0.03(b)       0.00         0.03       (0.03)           --          (0.03)
Year ended 08/31/07                1.00        0.05          0.00         0.05       (0.05)           --          (0.05)
Year ended 08/31/06                1.00        0.04          0.00         0.04       (0.04)           --          (0.04)
Year ended 08/31/05                1.00        0.02          0.00         0.02       (0.02)           --          (0.02)
--------------------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Year ended 08/31/09                1.00        0.01(b)      (0.00)        0.01       (0.01)           --          (0.01)
Five months ended 08/31/08         1.00        0.01(b)       0.00         0.01       (0.01)           --          (0.01)
Year ended 03/31/08                1.00        0.03         (0.00)        0.03       (0.03)           --          (0.03)
Year ended 03/31/07                1.00        0.03            --         0.03       (0.03)           --          (0.03)
Year ended 03/31/06                1.00        0.02            --         0.02       (0.02)           --          (0.02)
Year ended 03/31/05                1.00        0.01            --         0.01       (0.01)           --          (0.01)
__________________________________________________________________________________________________________________________
==========================================================================================================================

                                                                           RATIO OF          RATIO OF
                                                                           EXPENSES          EXPENSES
                                                                          TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                                                          NET ASSETS      ASSETS WITHOUT   INVESTMENT
                                 NET ASSET               NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS       INCOME
                                VALUE, END    TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE
                                 OF PERIOD  RETURN(a)  (000S OMITTED)      ABSORBED          ABSORBED      NET ASSETS
----------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Year ended 08/31/09                $1.00       0.78%      $145,663           0.66%(c)          0.96%(c)       0.67%(c)
Year ended 08/31/08                 1.00       3.23        118,757           0.67              0.92           3.09
Year ended 08/31/07                 1.00       4.80         81,408           0.67              0.93           4.70
Year ended 08/31/06                 1.00       4.00         64,434           0.67              0.93           3.95
Year ended 08/31/05                 1.00       1.94         46,190           0.67              0.94           1.89
----------------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Year ended 08/31/09                 1.00       0.54        181,407           0.56(c)           0.98(c)        0.54(c)
Year ended 08/31/08                 1.00       3.06        406,065           0.67              0.93           2.91
Year ended 08/31/07                 1.00       4.81        409,936           0.67              0.94           4.70
Year ended 08/31/06                 1.00       4.02        299,205           0.67              0.94           3.98
Year ended 08/31/05                 1.00       1.96        162,749           0.67              0.94           1.93
----------------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Year ended 08/31/09                 1.00       0.12        211,723           0.45(c)           0.95(c)        0.07(c)
Year ended 08/31/08                 1.00       2.37        471,083           0.67              0.93           2.11
Year ended 08/31/07                 1.00       4.59        414,629           0.67              0.94           4.48
Year ended 08/31/06                 1.00       3.80        332,351           0.67              0.95           3.72
Year ended 08/31/05                 1.00       1.81        273,461           0.67              0.95           1.78
----------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Year ended 08/31/09                 1.00       0.33         17,752           0.57(c)           0.90(c)        0.17(c)
Year ended 08/31/08                 1.00       2.86         29,764           0.67              0.89           2.73
Year ended 08/31/07                 1.00       4.73         26,598           0.67              0.90           4.63
Year ended 08/31/06                 1.00       3.92         39,599           0.67              0.91           3.90
Year ended 08/31/05                 1.00       1.88         38,024           0.67              0.92           1.87
----------------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Year ended 08/31/09                 1.00       0.25         12,117           0.47(c)           1.05(c)        0.19(c)
Year ended 08/31/08                 1.00       2.71         11,245           0.67              0.99           2.75
Year ended 08/31/07                 1.00       4.63         10,986           0.67              1.05           4.53
Year ended 08/31/06                 1.00       3.84          6,543           0.67              1.12           3.76
Year ended 08/31/05                 1.00       1.83          5,607           0.67              1.16           1.85
----------------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Year ended 08/31/09                 1.00       0.55          7,414           0.67(c)           1.06(c)        0.64(c)
Five months ended 08/31/08          1.00       0.49         40,145           0.77(d)           1.00(d)        1.21(d)
Year ended 03/31/08                 1.00       2.71         34,464           0.77              1.00           2.68
Year ended 03/31/07                 1.00       2.84         33,670           0.77              1.00           2.81
Year ended 03/31/06                 1.00       1.97         20,902           0.77              1.02           1.94
Year ended 03/31/05                 1.00       0.68         10,877           0.77              1.02           0.69
______________________________________________________________________________________________________________________
======================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)  Calculated using average shares outstanding.
(c) Ratios are based on average daily net assets (000's omitted) of $134,700, $309,238, $341,771, $23,429, $16,759 and $9,777 for Liquid Assets
     Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)  Annualized.


65        SHORT-TERM INVESTMENTS TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees and Personal Investment Class
Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Personal Investment Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the "Trust") at August 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods then ended and the Personal Investment Class financial highlights for each of the periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. For Tax-Free Cash Reserve Portfolio, the Personal Investment Class financial highlights for the period ended March 31, 2005 were audited by another independent registered public accounting firm whose report dated May 18, 2005 expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

October 16, 2009
Houston, Texas



66        SHORT-TERM INVESTMENTS TRUST

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder in the Personal Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2009 through August 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------------------
                                                                                HYPOTHETICAL
                                                                          (5% ANNUAL RETURN BEFORE
                                                       ACTUAL                     EXPENSES)
                                             ------------------------------------------------------
                                BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                              ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
       PERSONAL CLASS           (03/01/09)   (08/31/09)(1)  PERIOD(2,4)    (08/31/09)   PERIOD(2,5)   RATIO(3)
---------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio         $1,000.00      $1,000.60       $3.13       $1,022.08       $3.16        0.62%
---------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio             1,000.00       1,000.20        1.92        1,023.29        1.94        0.38
---------------------------------------------------------------------------------------------------------------
Treasury Portfolio               1,000.00       1,000.20        1.26        1,023.95        1.28        0.25
---------------------------------------------------------------------------------------------------------------
Government & Agency
  Portfolio                      1,000.00       1,000.30        1.92        1,023.29        1.94        0.38
---------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                      1,000.00       1,000.30        1.61        1,023.59        1.63        0.32
---------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve
  Portfolio                      1,000.00       1,000.30        2.52        1,022.68        2.55        0.50
---------------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Funds for the period March 1, 2009 through August 31, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
(3) Effective July 1, 2009, the Fund's advisor has contractually agreed, through at least June 30, 2010 to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses to 0.69% (after 12b-1 fee waivers) for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and 0.80% (after 12b-1 fee waivers) for Tax-Free Cash Reserve Portfolio. In addition, effective May 1, 2009 for Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and effective September 19, 2009 for Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio, participation in the United States Treasury Temporary Guarantee Program (the "Program") ended with the Program's final expiration date. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.61%, 0.34% and 0.46% for Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio, respectively. Restated annualized expense ratios for Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio remained the same.
(4) The actual expenses paid restated as if the changes discussed above in footnote 3 had been in effect throughout the entire most recent fiscal half year are $3.08, $1.71 and $2.32 for Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio, respectively. Restated actual expenses paid for Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio remained the same.
(5) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical expenses paid restated as if the changes discussed above in footnote 3 had been in effect throughout the entire most recent fiscal half year period are $3.11, $1.73 and $2.35 for Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio, respectively. Restated hypothetical expenses paid for Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio remained the same.


67        SHORT-TERM INVESTMENTS TRUST

------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
(LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO, GOVERNMENT & AGENCY PORTFOLIO,
GOVERNMENT TAXADVANTAGE PORTFOLIO AND TAX-FREE CASH RESERVE PORTFOLIO)

The Board of Trustees (the Board) of         strategies and limitations of these funds.   the year as part of their ongoing
Short-Term Investments Trust (the Trust)                                                  oversight of such Fund, and did not
is required under the Investment Company        In addition to their meetings             identify any particular factor that was
Act of 1940 to approve annually the          throughout the year, the Sub-Committees      controlling. Each Trustee may have
renewal of each series portfolio of the      meet at designated contract renewal          evaluated the information provided
Trust's (each, a Fund) investment advisory   meetings each year to conduct an in-depth    differently from another Trustee and
agreement with Invesco Aim Advisors, Inc.    review of the performance, fees, expenses,   attributed different weight to the various
(Invesco Aim) and the Master Intergroup      and other matters related to their           factors. The Trustees recognized that the
Sub-Advisory Contract for Mutual Funds       assigned funds. During the contract          advisory arrangements and resulting
(the sub-advisory contracts) with Invesco    renewal process, the Trustees receive        advisory fees for each Fund and the other
Asset Management Deutschland GmbH, Invesco   comparative performance and fee data         AIM Funds are the result of years of
Asset Management Limited, Invesco Asset      regarding the AIM Funds prepared by an       review and negotiation between the
Management (Japan) Limited, Invesco          independent company, Lipper, Inc.            Trustees and Invesco Aim, that the
Australia Limited, Invesco Global Asset      (Lipper), under the direction and            Trustees may focus to a greater extent on
Management (N.A.), Inc., Invesco Hong Kong   supervision of the Senior Officer who        certain aspects of these arrangements in
Limited, Invesco Institutional (N.A.),       also prepares a separate analysis of this    some years than in others, and that the
Inc., Invesco Senior Secured Management,     information for the Trustees. Each           Trustees' deliberations and conclusions in
Inc. and Invesco Trimark Ltd.                Sub-Committee then makes recommendations     a particular year may be based in part on
(collectively, the Affiliated                to the Investments Committee regarding the   their deliberations and conclusions
Sub-Advisers). During contract renewal       fees and expenses of their assigned funds.   regarding these same arrangements
meetings held on June 16-17, 2009, the       The Investments Committee considers each     throughout the year and in prior years.
Board as a whole, and the disinterested or   Sub-Committee's recommendations and makes
"independent" Trustees voting separately,    its own recommendations regarding the fees      The discussion below serves as a
approved the continuance of each Fund's      and expenses of the AIM Funds to the full    summary of the Senior Officer's
investment advisory agreement and the        Board. The Investments Committee also        independent written evaluation with
sub-advisory contracts for another year,     considers each Sub-Committee's               respect to each Fund's investment advisory
effective July 1, 2009. In doing so, the     recommendations in making its annual         agreement as well as a discussion of the
Board determined that each Fund's            recommendation to the Board whether to       material factors and related conclusions
investment advisory agreement and            approve the continuance of each AIM Fund's   that formed the basis for the Board's
sub-advisory contracts are in the best       investment advisory agreement and            approval of each Fund's investment
interests of the Fund and its shareholders   sub-advisory contracts for another year.     advisory agreement and sub-advisory
and that the compensation to Invesco Aim                                                  contracts. Unless otherwise stated,
and the Affiliated Sub-Advisers under           The independent Trustees met separately   information set forth below is as of June
each Fund's investment advisory agreement    during their evaluation of each Fund's       17, 2009, and does not reflect any
and sub-advisory contracts is fair and       investment advisory agreement and            changes that may have occurred since that
reasonable.                                  sub-advisory contracts with independent      date, including but not limited to changes
                                             legal counsel. The independent Trustees      to a Fund's performance, advisory fees,
THE BOARD'S FUND EVALUATION PROCESS          were also assisted in their annual           expense limitations and/or fee waivers.
                                             evaluation of each Fund's investment
The Board's Investments Committee has        advisory agreement by the Senior Officer.    FACTORS AND CONCLUSIONS AND SUMMARY OF
established three Sub-Committees that are    One responsibility of the Senior Officer     INDEPENDENT WRITTEN FEE EVALUATION
responsible for overseeing the management    is to manage the process by which the AIM
of a number of the series portfolios of      Funds' proposed management fees are             A. Nature, Extent and Quality of
the AIM Funds. This Sub-Committee            negotiated during the annual contract              Services Provided by Invesco Aim
structure permits the Trustees to focus on   renewal process to ensure that they are
the performance of the AIM Funds that have   negotiated in a manner that is at arms'      The Board reviewed the advisory services
been assigned to them. The Sub-Committees    length and reasonable. Accordingly, the      provided to each Fund by Invesco Aim under
meet throughout the year to review the       Senior Officer must either supervise a       the Fund's investment advisory agreement,
performance of their assigned funds, and     competitive bidding process or prepare an    the performance of Invesco Aim in
the Sub-Committees review monthly and        independent written evaluation. The Senior   providing these services, and the
quarterly comparative performance            Officer recommended that an independent      credentials and experience of the officers
information and periodic asset flow data     written evaluation be provided and, at the   and employees of Invesco Aim who provide
for their assigned funds. These materials    direction of the Board, prepared an          these services. The Board's review of the
are prepared under the direction and         independent written evaluation.              qualifications of Invesco Aim to provide
supervision of the independent Senior                                                     these services included the Board's
Officer, an officer of the AIM Funds who        During the annual contract renewal        consideration of Invesco Aim's portfolio
reports directly to the independent          process, the Board considered the factors    and product review process, various back
Trustees. Over the course of each year,      discussed below in evaluating the fairness   office support functions provided by
the Sub-Committees meet with portfolio       and reasonableness of each Fund's            Invesco Aim and its affiliates, and
managers for their assigned funds and        investment advisory agreement and            Invesco Aim's equity and fixed income
other members of management and review       sub-advisory contracts. The Board            trading operations. The Board concluded
with these individuals the performance,      considered all of the information provided   that the nature, extent and quality of the
investment objective(s), policies,           to them, including information provided at   advisory services provided to each Fund by
                                             their meetings throughout                   Invesco Aim are appropriate and that
                                                                                          Invesco Aim currently is providing
                                                                                          satisfactory


68   SHORT-TERM INVESTMENTS TRUST                                                                                          continued

advisory services in accordance with the     utilize the additional resources and         above the performance of the Index for the
terms of each Fund's investment advisory     talent of the Affiliated Sub-Advisers in     five year period. Although the
agreement. In addition, based on their       managing each Fund.                          independent written evaluation of the
ongoing meetings throughout the year with                                                 Fund's Senior Officer only considered
each Fund's portfolio manager or managers,        C. Fund Performance                     Fund performance through the most recent
the Board concluded that these individuals                                                calendar year, the Board also reviewed
are competent and able to continue to        The Board considered fund performance as a   more recent Fund performance and this
carry out their responsibilities under the   relevant factor in considering whether to    review did not change their conclusions.
Fund's investment advisory agreement.        approve the investment advisory agreement    The Board noted that, in response to the
                                             as well as the sub-advisory contracts for    Board's focus on fund performance, Invesco
   In determining whether to continue each   each Fund, as Invesco Institutional          Aim has taken a number of actions intended
Fund's investment advisory agreement, the    currently manages assets of each Fund.       to improve the investment process for the
Board considered the prior relationship                                                   funds.
between Invesco Aim and the Fund, as well    LIQUID ASSETS PORTFOLIO
as the Board's knowledge of Invesco Aim's                                                 TREASURY PORTFOLIO
operations, and concluded that it is         The Board compared the Fund's performance
beneficial to maintain the current           during the past one, three and five          The Board compared the Fund's performance
relationship, in part, because of such       calendar years to the performance of all     during the past one, three and five
knowledge. The Board also considered the     funds in the Lipper performance universe     calendar years to the performance of all
steps that Invesco Aim and its affiliates    that are not managed by Invesco Aim or an    funds in the Lipper performance universe
continue to take to improve the quality      Affiliated Sub-Adviser and against the       that are not managed by Invesco Aim or an
and efficiency of the services they          Lipper Institutional Money Market Funds      Affiliated Sub-Adviser and against the
provide to the AIM Funds in the areas of     Index. The Board noted that the Fund's       Lipper Institutional U.S. Treasury Money
investment performance, product line         performance was in the first quintile of     Market Funds Index. The Board noted that
diversification, distribution, fund          its performance universe for the one,        the Fund's performance was in the first
operations, shareholder services and         three and five year periods (the first       quintile of its performance universe for
compliance. The Board concluded that the     quintile being the best performing funds     the one, three and five year periods (the
quality and efficiency of the services       and the fifth quintile being the worst       first quintile being the best performing
Invesco Aim and its affiliates provide to    performing funds). The Board noted that      funds and the fifth quintile being the
the AIM Funds in each of these areas         the Fund's performance was above the         worst performing funds). The Board noted
support the Board's approval of the          performance of the Index for the one,        that the Fund's performance was above the
continuance of each Fund's investment        three and five year periods. Although the    performance of the Index for the one,
advisory agreement.                          independent written evaluation of the        three and five year periods. Although the
                                             Fund's Senior Officer only considered        independent written evaluation of the
   B. Nature, Extent and Quality of          Fund performance through the most recent     Fund's Senior Officer only considered
      Services Provided by Affiliated        calendar year, the Board also reviewed       Fund performance through the most recent
      Sub-Advisers                           more recent Fund performance and this        calendar year, the Board also reviewed
                                             review did not change their conclusions.     more recent Fund performance and this
The Board reviewed the services provided     The Board noted that, in response to the     review did not change their conclusions.
by the Affiliated Sub-Advisers under the     Board's focus on fund performance, Invesco   The Board noted that, in response to the
sub-advisory contracts and the credentials   Aim has taken a number of actions intended   Board's focus on fund performance, Invesco
and experience of the officers and           to improve the investment process for the    Aim has taken a number of actions intended
employees of the Affiliated Sub-Advisers     funds.                                       to improve the investment process for the
who provide these services. The Board                                                     funds.
concluded that the nature, extent and        STIC PRIME PORTFOLIO The
quality of the services provided by the                                                   GOVERNMENT & AGENCY PORTFOLIO
Affiliated Sub-Advisers are appropriate.     Board compared the Fund's performance
The Board noted that the Affiliated          during the past one, three and five          The Board compared the Fund's performance
Sub-Advisers, which have offices and         calendar years to the performance of all     during the past one, three and five
personnel that are geographically            funds in the Lipper performance universe     calendar years to the performance of all
dispersed in financial centers around the    that are not managed by Invesco Aim or an    funds in the Lipper performance universe
world, can provide research and other        Affiliated Sub-Adviser and against the       that are not managed by Invesco Aim or an
information and make recommendations on      Lipper Institutional Money Market Funds      Affiliated Sub-Adviser and against the
the markets and economies of various         Index. The Board noted that the Fund's       Lipper Institutional U.S. Government Money
countries and securities of companies        performance was in the third quintile of     Market Funds Index. The Board noted that
located in such countries or on various      its performance universe for the one year    the Fund's performance was in the second
types of investments and investment          period, the second quintile for the three    quintile for the one year period and in
techniques. The Board noted that             year period, and the first quintile for      the first quintile of its performance
investment decisions for each Fund are       the five year period (the first quintile     universe for the three and five year
made by Invesco Institutional (N.A.), Inc.   being the best performing funds and the      periods (the first quintile being the
(Invesco Institutional). The Board           fifth quintile being the worst performing    best performing funds and the fifth
concluded that the sub-advisory contracts    funds). The Board noted that the Fund's      quintile being the worst performing
benefit each Fund and its shareholders by    performance was below the performance of     funds). The Board noted that the Fund's
permitting Invesco Aim to                    the Index for the one and three year         performance was above the performance of
                                             periods, and                                 the Index for the one, three and five


69   SHORT-TERM INVESTMENTS TRUST                                                                                          continued

advisory services in accordance with the     utilize the additional resources and         above the performance of the Index for the
terms of each Fund's investment advisory     talent of the Affiliated Sub-Advisers in     five year period. Although the
agreement. In addition, based on their       managing each Fund.                          independent written evaluation of the
ongoing meetings throughout the year with                                                 Fund's Senior Officer only considered
each Fund's portfolio manager or managers,      C. Fund Performance                       Fund performance through the most recent
the Board concluded that these individuals                                                calendar year, the Board also reviewed
are competent and able to continue to        The Board considered fund performance as a   more recent Fund performance and this
carry out their responsibilities under the   relevant factor in considering whether to    review did not change their conclusions.
Fund's investment advisory agreement.        approve the investment advisory agreement    The Board noted that, in response to the
                                             as well as the sub-advisory contracts for    Board's focus on fund performance, Invesco
   In determining whether to continue each   each Fund, as Invesco Institutional          Aim has taken a number of actions intended
Fund's investment advisory agreement, the    currently manages assets of each Fund.       to improve the investment process for the
Board considered the prior relationship                                                   funds.
between Invesco Aim and the Fund, as well    LIQUID ASSETS PORTFOLIO
as the Board's knowledge of Invesco Aim's                                                 TREASURY PORTFOLIO
operations, and concluded that it is         The Board compared the Fund's performance
beneficial to maintain the current           during the past one, three and five          The Board compared the Fund's performance
relationship, in part, because of such       calendar years to the performance of all     during the past one, three and five
knowledge. The Board also considered the     funds in the Lipper performance universe     calendar years to the performance of all
steps that Invesco Aim and its affiliates    that are not managed by Invesco Aim or an    funds in the Lipper performance universe
continue to take to improve the quality      Affiliated Sub-Adviser and against the       that are not managed by Invesco Aim or an
and efficiency of the services they          Lipper Institutional Money Market Funds      Affiliated Sub-Adviser and against the
provide to the AIM Funds in the areas of     Index. The Board noted that the Fund's       Lipper Institutional U.S. Treasury Money
investment performance, product line         performance was in the first quintile of     Market Funds Index. The Board noted that
diversification, distribution, fund          its performance universe for the one,        the Fund's performance was in the first
operations, shareholder services and         three and five year periods (the first       quintile of its performance universe for
compliance. The Board concluded that the     quintile being the best performing funds     the one, three and five year periods (the
quality and efficiency of the services       and the fifth quintile being the worst       first quintile being the best performing
Invesco Aim and its affiliates provide to    performing funds). The Board noted that      funds and the fifth quintile being the
the AIM Funds in each of these areas         the Fund's performance was above the         worst performing funds). The Board noted
support the Board's approval of the          performance of the Index for the one,        that the Fund's performance was above the
continuance of each Fund's investment        three and five year periods. Although the    performance of the Index for the one,
advisory agreement.                          independent written evaluation of the        three and five year periods. Although the
                                             Fund's Senior Officer only considered        independent written evaluation of the
   B. Nature, Extent and Quality of          Fund performance through the most recent     Fund's Senior Officer only considered
      Services Provided by Affiliated        calendar year, the Board also reviewed       Fund performance through the most recent
      Sub-Advisers                           more recent Fund performance and this        calendar year, the Board also reviewed
                                             review did not change their conclusions.     more recent Fund performance and this
The Board reviewed the services provided     The Board noted that, in response to the     review did not change their conclusions.
by the Affiliated Sub-Advisers under the     Board's focus on fund performance, Invesco   The Board noted that, in response to the
sub-advisory contracts and the credentials   Aim has taken a number of actions intended   Board's focus on fund performance, Invesco
and experience of the officers and           to improve the investment process for the    Aim has taken a number of actions intended
employees of the Affiliated Sub-Advisers     funds.                                       to improve the investment process for the
who provide these services. The Board                                                     funds.
concluded that the nature, extent and        STIC PRIME PORTFOLIO
quality of the services provided by the                                                   GOVERNMENT & AGENCY PORTFOLIO
Affiliated Sub-Advisers are appropriate.     The Board compared the Fund's performance
The Board noted that the Affiliated          during the past one, three and five          The Board compared the Fund's performance
Sub-Advisers, which have offices and         calendar years to the performance of all     during the past one, three and five
personnel that are geographically            funds in the Lipper performance universe     calendar years to the performance of all
dispersed in financial centers around the    that are not managed by Invesco Aim or an    funds in the Lipper performance universe
world, can provide research and other        Affiliated Sub-Adviser and against the       that are not managed by Invesco Aim or an
information and make recommendations on      Lipper Institutional Money Market Funds      Affiliated Sub-Adviser and against the
the markets and economies of various         Index. The Board noted that the Fund's       Lipper Institutional U.S. Government Money
countries and securities of companies        performance was in the third quintile of     Market Funds Index. The Board noted that
located in such countries or on various      its performance universe for the one year    the Fund's performance was in the second
types of investments and investment          period, the second quintile for the three    quintile for the one year period and in
techniques. The Board noted that             year period, and the first quintile for      the first quintile of its performance
investment decisions for each Fund are       the five year period (the first quintile     universe for the three and five year
made by Invesco Institutional (N.A.), Inc.   being the best performing funds and the      periods (the first quintile being the
(Invesco Institutional). The Board           fifth quintile being the worst performing    best performing funds and the fifth
concluded that the sub-advisory contracts    funds). The Board noted that the Fund's      quintile being the worst performing
benefit each Fund and its shareholders by    performance was below the performance of     funds). The Board noted that the Fund's
permitting Invesco Aim to                    the Index for the one and three year         performance was above the performance of
                                             periods, and                                 the Index for the one, three and five


69   SHORT-TERM INVESTMENTS TRUST                                                                                          continued
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
year periods. Although the independent       the Fund's performance was below the         management of the separately managed
written evaluation of the Fund's Senior      performance of the Index for the one year    accounts/wrap accounts by Invesco
Officer only considered Fund performance     period and above the performance of the      Institutional involves different levels of
through the most recent calendar year, the   Index for the three and five year            services, different operational and
Board also reviewed more recent Fund         periods. Although the independent written    regulatory requirements and different
performance and this review did not change   evaluation of the Fund's Senior Officer      business considerations than Invesco Aim's
their conclusions. The Board noted that,     only considered Fund performance through     and Invesco Institutional's management of
in response to the Board's focus on fund     the most recent calendar year, the Board     the Fund. The Board concluded that these
performance, Invesco Aim has taken a         also reviewed more recent Fund performance   differences are appropriately reflected
number of actions intended to improve the    and this review did not change their         in the fee structure for the Fund.
investment process for the funds.            conclusions. The Board noted that, in
                                             response to the Board's focus on fund           The Board noted that Invesco Aim
GOVERNMENT TAXADVANTAGE PORTFOLIO            performance, Invesco Aim has taken a         contractually agreed to continue to waive
                                             number of actions intended to improve the    fees and/or limit expenses of the Fund
The Board compared the Fund's performance    investment process for the funds.            through at least June 30, 2010 in an
during the past one, three and five                                                       amount necessary to limit total annual
calendar years to the performance of all        D. Advisory and Sub-Advisory Fees and     operating expenses to a specified
funds in the Lipper performance universe           Fee Waivers                            percentage of average daily net assets for
that are not managed by Invesco Aim or an                                                 each class of the Fund. The Board noted
Affiliated Sub-Adviser and against the       LIQUID ASSETS PORTFOLIO                      that the specified percentage before the
Lipper Institutional U.S. Government Money                                                waiver becomes effective has been
Market Funds Index. The Board noted that     The Board compared the Fund's contractual    increased effective July 1, 2009, and that
the Fund's performance was in the third      advisory fee rate to the contractual         the waiver will have a smaller impact on
quintile of its performance universe for     advisory fee rates of funds in the Fund's    expenses during the coming year.
the one year period and the second           Lipper expense group that are not managed
quintile for the three and five year         by Invesco Aim or an Affiliated                 The Board also considered the services
periods (the first quintile being the        Sub-Adviser at a common asset level. The     provided by the Affiliated Sub-Advisers
best performing funds and the fifth          Board noted that the Fund's contractual      pursuant to the sub-advisory contracts and
quintile being the worst performing          advisory fee rate was below the median       the services provided by Invesco Aim
funds). The Board noted that the Fund's      contractual advisory fee rate of funds in    pursuant to the Fund's advisory agreement,
performance was below the performance of     its expense group. The Board also reviewed   as well as the allocation of fees between
the Index for the one and three year         the methodology used by Lipper in            Invesco Aim and the Affiliated
periods, and above the performance of the    determining contractual fee rates, which     Sub-Advisers pursuant to the sub-advisory
Index for the five year period. Although     includes using audited financial data        contracts. The Board noted that the
the independent written evaluation of the    from the most recent annual report of each   sub-advisory fees have no direct effect on
Fund's Senior Officer only considered        fund in the expense group that was           the Fund or its shareholders, as they are
Fund performance through the most recent     publicly available as of the end of the      paid by Invesco Aim to the Affiliated
calendar year, the Board also reviewed       past calendar year. The Board noted that     Sub-Advisers, and that Invesco Aim and the
more recent Fund performance and this        some comparative data was at least one       Affiliated Sub-Advisers are affiliates.
review did not change their conclusions.     year old and that other data did not
The Board noted that, in response to the     reflect the market downturn that occurred       After taking account of the Fund's
Board's focus on fund performance, Invesco   in the fourth quarter of 2008.               contractual advisory fee rate, the
Aim has taken a number of actions intended                                                contractual sub-advisory fee rate, the
to improve the investment process for the       The Board also compared the Fund's        comparative advisory fee information
funds.                                       effective fee rate (the advisory fee after   discussed above, the expense limitations
                                             any advisory fee waivers and before any      and other relevant factors, the Board
TAX-FREE CASH RESERVE PORTFOLIO              expense limitations/waivers) to the          concluded that the Fund's advisory and
                                             advisory fee rates of other domestic         sub-advisory fees are fair and reasonable.
The Board compared the Fund's performance    clients of Invesco Aim and its affiliates
during the past one, three and five          with investment strategies comparable to     STIC PRIME PORTFOLIO
calendar years to the performance of all     those of the Fund, including one mutual
funds in the Lipper performance universe     fund advised by Invesco Aim and              The Board compared the Fund's contractual
that are not managed by Invesco Aim or an    sub-advised by Invesco Institutional. The    advisory fee rate to the contractual
Affiliated Sub-Adviser and against the       Board noted that the Fund's rate was the     advisory fee rates of funds in the Fund's
Lipper Institutional Tax-Exempt Money        same as the effective fee rate of the        Lipper expense group that are not managed
Market Funds Index. The Board noted that     other mutual fund.                           by Invesco Aim or an Affiliated
the Fund's performance was in the third                                                   Sub-Adviser at a common asset level. The
quintile of its performance universe for        Additionally, the Board compared the      Board noted that the Fund's contractual
the one year period and the second           Fund's sub-advisory fee rate to the          advisory fee rate was below the median
quintile for the three and five year         effective fee rates of several separately    contractual advisory fee rate of funds in
periods (the first quintile being the        managed accounts/wrap accounts sub-advised   its expense group. The Board also reviewed
best performing funds and the fifth          by Invesco Institutional. The Board noted    the methodology used by Lipper in
quintile being the worst performing          that the Fund's sub-advisory fee rate was    determining contractual fee rates, which
funds). The Board noted that                 below the rates for the separately managed   includes using audited financial data
                                             accounts/wrap accounts. The Board            from the most recent annual report of each
                                             considered that                              fund in the expense group that was
                                                                                          publicly available as of the


70   SHORT-TERM INVESTMENTS TRUST                                                                                          continued
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
end of the past calendar year. The Board        After taking account of the Fund's           After taking account of the Fund's
noted that some comparative data did not     contractual advisory fee rate, the           contractual advisory fee rate, the
reflect the market downturn that occurred    contractual sub-advisory fee rate, the       contractual sub-advisory fee rate, the
in the fourth quarter of 2008.               comparative advisory fee information         expense limitations and other relevant
                                             discussed above, the expense limitations     factors, the Board concluded that the
   The Board also compared the Fund's        and other relevant factors, the Board        Fund's advisory and sub-advisory fees are
effective fee rate (the advisory fee after   concluded that the Fund's advisory and       fair and reasonable.
any advisory fee waivers and before any      sub-advisory fees are fair and reasonable.
expense limitations/waivers) to the                                                       GOVERNMENT & AGENCY PORTFOLIO
advisory fee rates of other domestic         TREASURY PORTFOLIO
clients of Invesco Aim and its affiliates                                                 The Board compared the Fund's contractual
with investment strategies comparable to     The Board compared the Fund's contractual    advisory fee rate to the contractual
those of the Fund, including one mutual      advisory fee rate to the contractual         advisory fee rates of funds in the Fund's
fund advised by Invesco Aim and              advisory fee rates of funds in the Fund's    Lipper expense group that are not managed
sub-advised by Invesco Institutional. The    Lipper expense group that are not managed    by Invesco Aim or an Affiliated
Board noted that the Fund's rate was the     by Invesco Aim or an Affiliated              Sub-Adviser at a common asset level. The
same as the effective fee rate of the        Sub-Adviser at a common asset level. The     Board noted that the Fund's contractual
other mutual fund.                           Board noted that the Fund's contractual      advisory fee rate was below the median
                                             advisory fee rate was below the median       contractual advisory fee rate of funds in
   Additionally, the Board compared the      contractual advisory fee rate of funds in    its expense group. The Board also reviewed
Fund's sub-advisory fee rate to the          its expense group. The Board also reviewed   the methodology used by Lipper in
effective fee rates of several separately    the methodology used by Lipper in            determining contractual fee rates, which
managed accounts/wrap accounts sub-advised   determining contractual fee rates, which     includes using audited financial data
by Invesco Institutional. The Board noted    includes using audited financial data        from the most recent annual report of each
that the Fund's sub-advisory fee rate        from the most recent annual report of each   fund in the expense group that was
below the rate for the separately managed    fund in the expense group that was           publicly available as of the end of the
accounts/wrap accounts. The Board            publicly available as of the end of the      past calendar year. The Board noted that
considered that management of the            past calendar year. The Board noted that     some comparative data was at least one
separately managed accounts/wrap accounts    some comparative data was at least one       year old and that other data did not
by Invesco Institutional involves            year old and that other data did not         reflect the market downturn that occurred
different levels of services, different      reflect the market downturn that occurred    in the fourth quarter of 2008.
operational and regulatory requirements      in the fourth quarter of 2008. The Board
and different business considerations than   noted that neither Invesco Aim nor its          The Board also compared the Fund's
Invesco Aim's and Invesco Institutional's    affiliates serve as an adviser to other      effective fee rate (the advisory fee after
management of the Fund. The Board            domestic mutual funds or other domestic      any advisory fee waivers and before any
concluded that these differences are         clients with investment strategies           expense limitations/waivers) to the
appropriately reflected in the fee           comparable to those of the Fund.             advisory fee rates of other domestic
structure for the Fund.                                                                   clients of Invesco Aim and its affiliates
                                                The Board noted that Invesco Aim          with investment strategies comparable to
   The Board noted that Invesco Aim          contractually agreed to continue to waive    those of the Fund, including one mutual
contractually agreed to continue to waive    fees and/or limit expenses of the Fund       fund advised by Invesco Aim and
fees and/or limit expenses of the Fund       through at least June 30, 2010 in an         sub-advised by Invesco Institutional. The
through at least June 30, 2010 in an         amount necessary to limit total annual       Board noted that the Fund's rate was below
amount necessary to limit total annual       operating expenses to a specified            the effective fee rate for the other
operating expenses to a specified            percentage of average daily net assets for   mutual fund.
percentage of average daily net assets for   each class of the Fund. The Board noted
each class of the Fund. The Board noted      that the specified percentage before the        The Board noted that Invesco Aim has
that the specified percentage before the     waiver becomes effective has been            contractually agreed to continue to waive
waiver becomes effective has been            increased effective July 1, 2009, and that   fees and/or limit expenses of the Fund
increased effective July 1, 2009, and that   the waiver will have a smaller impact on     through at least June 30, 2010 in an
the waiver will have a smaller impact on     expenses during the coming year.             amount necessary to limit total annual
expenses during the coming year.                                                          operating expenses to a specified
                                                The Board also considered the services    percentage of average daily net assets for
   The Board also considered the services    provided by the Affiliated Sub-Advisers      each class of the Fund. The Board noted
provided by the Affiliated Sub-Advisers      pursuant to the sub-advisory contracts and   that the specified percentage before the
pursuant to the sub-advisory contracts and   the services provided by Invesco Aim         waiver becomes effective has been
the services provided by Invesco Aim         pursuant to the Fund's advisory agreement,   increased effective July 1, 2009, and at
pursuant to the Fund's advisory agreement,   as well as the allocation of fees between    the current expense ratio for the Fund the
as well as the allocation of fees between    Invesco Aim and the Affiliated               waiver will not have any impact.
Invesco Aim and the Affiliated               Sub-Advisers pursuant to the sub-advisory
Sub-Advisers pursuant to the sub-advisory    contracts. The Board noted that the             The Board also considered the services
contracts. The Board noted that the          sub-advisory fees have no direct effect on   provided by the Affiliated Sub-Advisers
sub-advisory fees have no direct effect on   the Fund or its shareholders, as they are    pursuant to the sub-advisory contracts and
the Fund or its shareholders, as they are    paid by Invesco Aim to the Affiliated        the services provided by Invesco Aim
paid by Invesco Aim to the Affiliated        Sub-Advisers, and that Invesco Aim and the   pursuant to the Fund's advisory agreement,
Sub-Advisers, and that Invesco Aim and the   Affiliated Sub-Advisers are affiliates.      as well as the allocation of fees between
Affiliated Sub-Advisers are affiliates.                                                   Invesco Aim and the Affiliated


71   SHORT-TERM INVESTMENTS TRUST                                                                                          continued

Sub-Advisers pursuant to the sub-advisory       The Board also considered the services       The Board also considered the services
contracts. The Board noted that the          provided by the Affiliated Sub-Advisers      provided by the Affiliated Sub-Advisers
sub-advisory fees have no direct effect on   pursuant to the sub-advisory contracts and   pursuant to the sub-advisory contracts and
the Fund or its shareholders, as they are    the services provided by Invesco Aim         the services provided by Invesco Aim
paid by Invesco Aim to the Affiliated        pursuant to the Fund's advisory agreement,   pursuant to the Fund's advisory agreement,
Sub-Advisers, and that Invesco Aim and the   as well as the allocation of fees between    as well as the allocation of fees between
Affiliated Sub-Advisers are affiliates.      Invesco Aim and the Affiliated               Invesco Aim and the Affiliated
                                             Sub-Advisers pursuant to the sub-advisory    Sub-Advisers pursuant to the sub-advisory
   After taking account of the Fund's        contracts. The Board noted that the          contracts. The Board noted that the
contractual advisory fee rate, the           sub-advisory fees have no direct effect on   sub-advisory fees have no direct effect on
contractual sub-advisory fee rate, the       the Fund or its shareholders, as they are    the Fund or its shareholders, as they are
comparative advisory fee information         paid by Invesco Aim to the Affiliated        paid by Invesco Aim to the Affiliated
discussed above and other relevant           Sub-Advisers, and that Invesco Aim and the   Sub-Advisers, and that Invesco Aim and the
factors, the Board concluded that the        Affiliated Sub-Advisers are affiliates.      Affiliated Sub-Advisers are affiliates.
Fund's advisory and sub-advisory fees are
fair and reasonable.                            After taking account of the Fund's           After taking account of the Fund's
                                             contractual advisory fee rate, the           contractual advisory fee rate, the
GOVERNMENT TAXADVANTAGE PORTFOLIO            contractual sub-advisory fee rate, the       contractual sub-advisory fee rate, the
                                             comparative advisory fee information         expense limitations and other relevant
The Board compared the Fund's contractual    discussed above, the expense limitations     factors, the Board concluded that the
advisory fee rate to the contractual         and other relevant factors, the Board        Fund's advisory and sub-advisory fees are
advisory fee rates of funds in the Fund's    concluded that the Fund's advisory and       fair and reasonable.
Lipper expense group that are not managed    sub-advisory fees are fair and reasonable.
by Invesco Aim or an Affiliated                                                              E. Economies of Scale and Breakpoints
Sub-Adviser at a common asset level. The     TAX-FREE CASH RESERVE PORTFOLIO
Board noted that the Fund's contractual                                                   LIQUID ASSETS PORTFOLIO, STIC PRIME
advisory fee rate was below the median       The Board compared the Fund's contractual    PORTFOLIO, TREASURY PORTFOLIO AND
contractual advisory fee rate of funds in    advisory fee rate to the contractual         GOVERNMENT & AGENCY PORTFOLIO
its expense group. The Board also reviewed   advisory fee rates of funds in the Fund's
the methodology used by Lipper in            Lipper expense group that are not managed    The Board considered the extent to which
determining contractual fee rates, which     by Invesco Aim or an Affiliated              there are economies of scale in the
includes using audited financial data        Sub-Adviser at a common asset level. The     provision of advisory services to each
from the most recent annual report of each   Board noted that the Fund's contractual      Fund. The Board also considered whether
fund in the expense group that was           advisory fee rate was below the median       each Fund benefits from such economies of
publicly available as of the end of the      contractual advisory fee rate of funds in    scale through contractual breakpoints in
past calendar year. The Board noted that     its expense group. The Board also reviewed   each Fund's advisory fee schedule. The
some comparative data was at least one       the methodology used by Lipper in            Board noted that each Fund's contractual
year old and that other data did not         determining contractual fee rates, which     advisory fee schedule does not include any
reflect the market downturn that occurred    includes using audited financial data        breakpoints. The Board noted that each
in the fourth quarter of 2008.               from the most recent annual report of each   Fund shares directly in economies of scale
                                             fund in the expense group that was           through lower fees charged by third party
   The Board also compared the Fund's        publicly available as of the end of the      service providers based on the combined
effective fee rate (the advisory fee after   past calendar year. The Board noted that     size of all of the AIM Funds and
any advisory fee waivers and before any      some comparative data was at least one       affiliates.
expense limitations/waivers) to the          year old and that other data did not
advisory fee rates of other domestic         reflect the market downturn that occurred    GOVERNMENT TAXADVANTAGE PORTFOLIO
clients of Invesco Aim and its affiliates    in the fourth quarter of 2008. The Board
with investment strategies comparable to     noted that neither Invesco Aim nor its          The Board considered the extent to
those of the Fund, including one mutual      affiliates serve as an adviser to other      which there are economies of scale in the
fund advised by Invesco Aim and              domestic mutual funds or other domestic      provision of advisory services to the
sub-advised by Invesco Institutional. The    clients with investment strategies           Fund. The Board also considered whether
Board noted that the Fund's rate was above   comparable to those of the Fund.             the Fund benefits from such economies of
the effective fee rate for the other                                                      scale through contractual breakpoints in
mutual fund.                                    The Board noted that Invesco Aim          the Fund's advisory fee schedule. The
                                             contractually agreed to continue to waive    Board noted that the Fund's contractual
   The Board noted that Invesco Aim          fees and/or limit expenses of the Fund       advisory fee schedule includes two
contractually agreed to continue to waive    through at least June 30, 2010 in an         breakpoints and that the level of the
fees and/or limit expenses of the Fund       amount necessary to limit total annual       Fund's advisory fees, as a percentage of
through at least June 30, 2010 in an         operating expenses to a specified            the Fund's net assets, has decreased as
amount necessary to limit total annual       percentage of average daily net assets for   net assets increased because of the
operating expenses to a specified            each class of the Fund. The Board noted      breakpoints. Based on this information,
percentage of average daily net assets for   that the specified percentage before the     the Board concluded that the Fund's
each class of the Fund. The Board noted      waiver becomes effective has been            advisory fees appropriately reflect
that the specified percentage before the     increased effective July 1, 2009, and that   economies of scale at current asset
waiver becomes effective has been            the waiver will have a smaller impact on     levels. The Board also noted that the Fund
increased effective July 1, 2009, and that   expenses during the coming year.             shares directly in economies of scale
the waiver will have a smaller impact on                                                  through lower fees charged by third party
expenses during the coming year.                                                          service providers based on the combined
                                                                                          size of all of the AIM Funds and
                                                                                          affiliates.


72   SHORT-TERM INVESTMENTS TRUST                                                                                          continued

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
TAX-FREE CASH RESERVE PORTFOLIO              Board also considered whether each           advisory fees from these affiliated money
                                             Affiliated Sub-Adviser is financially        market funds attributable to such
   The Board considered the extent to        sound and has the resources necessary to     investments, although Invesco Aim has
which there are economies of scale in the    perform its obligations under the            contractually agreed to waive through at
provision of advisory services to the        sub-advisory contracts, and concluded that   least June 30, 2010, the advisory fees
Fund. The Board also considered whether      each Affiliated Sub-Adviser has the          payable by the Fund in an amount equal to
the Fund benefits from such economies of     financial resources necessary to fulfill     100% of the net advisory fees Invesco Aim
scale through contractual breakpoints in     these obligations.                           receives from the affiliated money market
the Fund's advisory fee schedule. The                                                     funds with respect to the Fund's
Board noted that the Fund's contractual         G. Collateral Benefits to Invesco Aim     investment in the affiliated money market
advisory fee schedule includes one                 and its Affiliates                     funds of uninvested cash, but not cash
breakpoint and that the level of the                                                      collateral. The Board concluded that the
Fund's advisory fees, as a percentage of     The Board considered various other           Fund's investment of uninvested cash and
the Fund's net assets, has decreased as      benefits received by Invesco Aim and its     cash collateral from any securities
net assets increased because of the          affiliates resulting from Invesco Aim's      lending arrangements in the affiliated
breakpoint. Based on this information, the   relationship with each Fund, including the   money market funds is in the best
Board concluded that the Fund's advisory     fees received by Invesco Aim and its         interests of the Fund and its
fees appropriately reflect economies of      affiliates for their provision of            shareholders.
scale at current asset levels. The Board     administrative, transfer agency and
also noted that the Fund shares directly     distribution services to each Fund. The
in economies of scale through lower fees     Board considered the performance of
charged by third party service providers     Invesco Aim and its affiliates in
based on the combined size of all of the     providing these services and the
AIM Funds and affiliates.                    organizational structure employed by
                                             Invesco Aim and its affiliates to provide
   F. Profitability and Financial            these services. The Board also considered
      Resources                              that these services are provided to each
                                             Fund pursuant to written contracts that
The Board reviewed information from          are reviewed and approved on an annual
Invesco Aim concerning the costs of the      basis by the Board. The Board concluded
advisory and other services that Invesco     that Invesco Aim and its affiliates are
Aim and its affiliates provide to each       providing these services in a satisfactory
Fund and the profitability of Invesco Aim    manner and in accordance with the terms of
and its affiliates in providing these        their contracts, and are qualified to
services. The Board also reviewed            continue to provide these services to each
information concerning the financial         Fund.
condition of Invesco Aim and its
affiliates. The Board reviewed with             The Board considered the benefits
Invesco Aim the methodology used to          realized by Invesco Aim and the Affiliated
prepare the profitability information. The   Sub-Advisers as a result of portfolio
Board considered the overall profitability   brokerage transactions executed through
of Invesco Ltd., the ultimate parent of      "soft dollar" arrangements. The Board
Invesco Aim and the Affiliated               noted that soft dollar arrangements shift
Sub-Advisers, and of Invesco Aim, as well    the payment obligation for research and
as the profitability of Invesco Aim in       execution services from Invesco Aim and
connection with managing each Fund. The      the Affiliated Sub-Advisers to the funds
Board noted that Invesco Aim continues to    and therefore may reduce Invesco Aim's and
operate at a net profit, although the        the Affiliated Sub-Advisers' expenses.
reduction of assets under management as a    The Board concluded that Invesco Aim's and
result of market movements and the           the Affiliated Sub-Advisers' soft dollar
increase in voluntary fee waivers for        arrangements are appropriate. The Board
affiliated money market funds have reduced   also concluded that, based on their review
the profitability of Invesco Aim and its     and representations made by the Chief
affiliates. The Board concluded that each    Compliance Officer of Invesco Aim, these
Fund's fees are fair and reasonable, and     arrangements are consistent with
that the level of profits realized by        regulatory requirements.
Invesco Aim and its affiliates from
providing services to each Fund is not       STIC PRIME PORTFOLIO, TREASURY PORTFOLIO
excessive in light of the nature, quality    AND GOVERNMENT TAXADVANTAGE PORTFOLIO
and extent of the services provided. The
Board considered whether Invesco Aim is      The Board considered the fact that the
financially sound and has the resources      Fund's uninvested cash and cash collateral
necessary to perform its obligations under   from any securities lending arrangements
each Fund's investment advisory agreement,   may be invested in money market funds
and concluded that Invesco Aim has the       advised by Invesco Aim pursuant to
financial resources necessary to fulfill     procedures approved by the Board. The
these obligations. The                       Board noted that Invesco Aim will receive


73   SHORT-TERM INVESTMENTS TRUST

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2009:

FEDERAL AND STATE INCOME TAX


                                           QUALIFIED DIVIDEND     CORPORATE DIVIDENDS     U.S. TREASURY     TAX-EXEMPT INTEREST
                                                 INCOME*          RECEIVED DEDUCTION*      OBLIGATIONS*          DIVIDENDS*
-------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                           0.00%                   0.00%                0.03%                 0.00%
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                              0.00%                   0.00%                0.00%                 0.00%
-------------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                0.00%                   0.00%               70.77%                 0.00%
-------------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                     0.00%                   0.00%                0.84%                 0.00%
-------------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                 0.00%                   0.00%                0.34%                 0.00%
-------------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                   0.00%                   0.00%                0.00%               100.00%
-------------------------------------------------------------------------------------------------------------------------------



* The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

NON-RESIDENT ALIEN SHAREHOLDERS


                                                                         QUALIFIED        QUALIFIED INTEREST
                                                                     SHORT-TERM GAINS          INCOME**
------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                  $     --                 N/A
------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                           --                 N/A
------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                                        475,753                 100%
------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                              21,063                 100%
------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                          35,202                 100%
------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                                --                 N/A
------------------------------------------------------------------------------------------------------------



** The above percentage is based on income dividends paid to shareholders during the Fund's fiscal year.


74        SHORT-TERM INVESTMENTS TRUST

TRUSTEES AND OFFICERS

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS
------------------------------------------------------------------------------------------------------------------------------------

Martin L. Flanagan(1) -- 1960   2007          Executive Director, Chief Executive Officer and President,    None
Trustee                                       Invesco Ltd. (ultimate parent of Invesco Aim and a global
                                              investment management firm); Chairman, Invesco Aim Advisors,
                                              Inc. (registered investment advisor); Trustee, The AIM
                                              Family of Funds(R); Vice Chairman, Investment Company
                                              Institute; and Member of Executive Board, SMU Cox School of
                                              Business

                                              Formerly: Director, Chairman, Chief Executive Officer and
                                              President, IVZ Inc. (holding company), INVESCO Group
                                              Services, Inc. (service provider) and Invesco North American
                                              Holdings, Inc. (holding company); Director, Chief Executive
                                              Officer and President, Invesco Holding Company Limited
                                              (parent of Invesco Aim and a global investment management
                                              firm); Director, Invesco Ltd. and Chairman, Investment
                                              Company Institute
------------------------------------------------------------------------------------------------------------------------------------

Philip A. Taylor(2) -- 1954     2006          Head of North American Retail and Senior Managing Director,   None
Trustee, President and                        Invesco Ltd.; Director, Chief Executive Officer and
Principal Executive                           President, Invesco Aim Advisors, Inc. and 1371 Preferred
Officer                                       Inc. (holding company); Director, Chairman, Chief Executive
                                              Officer and President, Invesco Aim Management Group, Inc.
                                              (financial services holding company) and Invesco Aim Capital
                                              Management, Inc. (registered investment advisor); Director and President, INVESCO Funds Group, Inc. (registered
                                              investment advisor and registered transfer agent) and AIM GP
                                              Canada Inc. (general partner for limited partnerships);
                                              Director, Invesco Aim Distributors, Inc. (registered broker dealer); Director and Chairman, Invesco Aim Investment
                                              Services, Inc. (registered transfer agent) and INVESCO
                                              Distributors, Inc. (registered broker dealer); Director,
                                              President and Chairman, INVESCO Inc. (holding company) and
                                              Invesco Canada Holdings Inc. (holding company); Chief
                                              Executive Officer, AIM Trimark Corporate Class Inc.
                                              (corporate mutual fund company) and AIM Trimark Canada Fund
                                              Inc. (corporate mutual fund company); Director and Chief
                                              Executive Officer, Invesco Trimark Ltd./Invesco Trimark Ltee
                                              (registered investment advisor and registered transfer
                                              agent) and Invesco Trimark Dealer Inc. (registered broker
                                              dealer); Trustee, President and Principal Executive Officer,
                                              The AIM Family of Funds(R) (other than AIM Treasurer's
                                              Series Trust and Short-Term Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family of Funds(R) (AIM
                                              Treasurer's Series Trust and Short-Term Investments Trust
                                              only); and Manager, Invesco PowerShares Capital Management
                                              LLC

                                              Formerly: President, Invesco Trimark Dealer Inc.; Director
                                              and President, AIM Trimark Corporate Class Inc. and AIM
                                              Trimark Canada Fund Inc.; Director and President, Invesco
                                              Trimark Ltd./Invesco Trimark Ltee; Senior Managing Director,
                                              Invesco Holding Company Limited; Trustee and Executive Vice
                                              President, Tax-Free Investments Trust; Director and
                                              Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The AIM
                                              Family of Funds(R) (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only);
                                              President, AIM Trimark Global Fund Inc. and AIM Trimark
                                              Canada Fund Inc.
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

Bruce L. Crockett -- 1944       1993          Chairman, Crockett Technology Associates (technology          ACE Limited (insurance
Trustee and Chair                             consulting company)                                           company); Captaris, Inc.
                                                                                                            (unified messaging
                                                                                                            provider); and
                                                                                                            Investment Company
                                                                                                            Institute
------------------------------------------------------------------------------------------------------------------------------------

Bob R. Baker -- 1936            2003          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Frank S. Bayley -- 1939         2001          Retired                                                       None
Trustee
                                              Formerly: Director, Badgley Funds, Inc. (registered
                                              investment company) (2 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

James T. Bunch -- 1942          2003          Founder, Green, Manning & Bunch Ltd., (investment banking     Board of Governors,
Trustee                                       firm)                                                         Western Golf
                                                                                                            Association/Evans
                                                                                                            Scholars Foundation and
                                                                                                            Executive Committee,
                                                                                                            United States Golf
                                                                                                            Association
------------------------------------------------------------------------------------------------------------------------------------

Albert R. Dowden -- 1941        2000          Director of a number of public and private business           Board of Nature's
Trustee                                       corporations, including the Boss Group Ltd. (private          Sunshine Products,
                                              investment and management); Continental Energy Services, LLC  Inc.
                                              (oil and gas pipeline service); Reich & Tang Funds
                                              (registered investment company), and Homeowners of America
                                              Holding Corporation/Homeowners of America Insurance Company
                                              (property casualty company)

                                              Formerly: Director, CompuDyne Corporation (provider of
                                              product and services to the public security market);
                                              Director, President and Chief Executive Officer, Volvo Group
                                              North America, Inc.; Director, Annuity and Life Re
                                              (Holdings), Ltd. (reinsurance company); Senior Vice
                                              President, AB Volvo; Director of various public and private corporations
------------------------------------------------------------------------------------------------------------------------------------

Jack M. Fields -- 1952          1997          Chief Executive Officer, Twenty First Century Group, Inc.     Administaff
Trustee                                       (government affairs company); and Owner and Chief Executive
                                              Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit)
                                              and Cross Timbers Quail Research Ranch (non-profit)

                                              Formerly: Chief Executive Officer, Texana Timber LP
                                              (sustainable forestry company)
------------------------------------------------------------------------------------------------------------------------------------

Carl Frischling -- 1937         1980          Partner, law firm of Kramer Levin Naftalis and Frankel LLP    Director, Reich & Tang
Trustee                                                                                                     Funds
                                                                                                            (16 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

Prema Mathai-Davis -- 1950      1998          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Lewis F. Pennock -- 1942        1981          Partner, law firm of Pennock & Cooper                         None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Larry Soll -- 1942              2003          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Raymond Stickel, Jr. -- 1944    2005          Retired                                                       None
Trustee
                                              Formerly: Director, Mainstay VP Series Funds, Inc. (25
                                              portfolios)
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.

(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------------

Karen Dunn Kelley -- 1960       1989          Head of Invesco's World Wide Fixed Income and Cash            N/A
Vice President                                Management Group; Vice President, Invesco Institutional
                                              (N.A.), Inc. (registered investment advisor); Director of
                                              Cash Management and Senior Vice President, Invesco Aim
                                              Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Executive Vice President, Invesco Aim Distributors, Inc.;
                                              Senior Vice President, Invesco Aim Management Group, Inc.;
                                              Vice President, Invesco Institutional (N.A.), Inc.
                                              (registered investment advisor); and Director, Invesco
                                              Mortgage Capital Inc.; President and Principal Executive
                                              Officer, The AIM Family of Funds(R) (AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust only); and Vice
                                              President, The AIM Family of Funds(R) (other than AIM
                                              Treasurer's Series Trust and Short-Term Investments Trust)

                                              Formerly: President and Principal Executive Officer,
                                              Tax-Free Investments Trust; Director and President, Fund
                                              Management Company; Chief Cash Management Officer and
                                              Managing Director, Invesco Aim Capital Management, Inc.; and
                                              Vice President, Invesco Aim Advisors, Inc. and The AIM
                                              Family of Funds(R) (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only)
------------------------------------------------------------------------------------------------------------------------------------

Russell C. Burk -- 1958         2005          Senior Vice President and Senior Officer of The AIM Family    N/A
Senior Vice President and                     of Funds(R)
Senior Officer
                                              Formerly: Director of Compliance and Assistant General
                                              Counsel, ICON Advisers, Inc.; Financial Consultant, Merrill
                                              Lynch; General Counsel and Director of Compliance, ALPS
                                              Mutual Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------------

John M. Zerr -- 1962            2006          Director, Senior Vice President, Secretary and General        N/A
Senior Vice President, Chief                  Counsel, Invesco Aim Management Group, Inc., Invesco Aim
Legal Officer and Secretary                   Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Director, Senior Vice President and Secretary, Invesco Aim
                                              Distributors, Inc.; Director, Vice President and Secretary,
                                              Invesco Aim Investment Services, Inc. and INVESCO
                                              Distributors, Inc.; Director and Vice President, INVESCO
                                              Funds Group, Inc.; Senior Vice President, Chief Legal
                                              Officer and Secretary, The AIM Family of Funds(R); and
                                              Manager, Invesco PowerShares Capital Management LLC

                                              Formerly: Director, Vice President and Secretary, Fund
                                              Management Company; Vice President, Invesco Aim Capital
                                              Management, Inc.; Chief Operating Officer and General
                                              Counsel, Liberty Ridge Capital, Inc. (an investment
                                              adviser); Vice President and Secretary, PBHG Funds (an
                                              investment company); Vice President and Secretary, PBHG
                                              Insurance Series Fund (an investment company); Chief
                                              Operating Officer, General Counsel and Secretary, Old Mutual
                                              Investment Partners (a broker-dealer); General Counsel and
                                              Secretary, Old Mutual Fund Services (an administrator);
                                              General Counsel and Secretary, Old Mutual Shareholder
                                              Services (a shareholder servicing center); Executive Vice
                                              President, General Counsel and Secretary, Old Mutual
                                              Capital, Inc. (an investment adviser); and Vice President
                                              and Secretary, Old Mutual Advisors Funds (an investment
                                              company)
------------------------------------------------------------------------------------------------------------------------------------

Lisa O. Brinkley -- 1959        2004          Global Compliance Director, Invesco Ltd.; and Vice            N/A
Vice President                                President, The AIM Family of Funds(R)

                                              Formerly: Senior Vice President, Invesco Aim Management
                                              Group, Inc.; Senior Vice President and Chief Compliance
                                              Officer, Invesco Aim Advisors, Inc. and The AIM Family of
                                              Funds(R); Vice President and Chief Compliance Officer,
                                              Invesco Aim Capital Management, Inc. and Invesco Aim
                                              Distributors, Inc.; Vice President, Invesco Aim Investment
                                              Services, Inc. and Fund Management Company
------------------------------------------------------------------------------------------------------------------------------------

Kevin M. Carome -- 1956         2003          General Counsel, Secretary and Senior Managing Director,      N/A
Vice President                                Invesco Ltd.; Director, Invesco Holding Company Limited and
                                              INVESCO Funds Group, Inc.; Director and Executive Vice
                                              President, IVZ, Inc., Invesco Group Services, Inc., .Invesco
                                              North American Holdings, Inc. and Invesco Investments
                                              (Bermuda) Ltd.; and Vice President, The AIM Family of
                                              Funds(R)

                                              Formerly: Senior Managing Director and Secretary, Invesco
                                              North American Holdings, Inc.; Vice President and Secretary,
                                              IVZ, Inc. and Invesco Group Services, Inc.; Senior Managing
                                              Director and Secretary, Invesco Holding Company Limited;
                                              Director, Senior Vice President, Secretary and General
                                              Counsel, Invesco Aim Management Group, Inc. and Invesco Aim
                                              Advisors, Inc.; Senior Vice President, Invesco Aim
                                              Distributors, Inc.; Director, General Counsel and Vice
                                              President, Fund Management Company; Vice President, Invesco
                                              Aim Capital Management, Inc. and Invesco Aim Investment
                                              Services, Inc.; Senior Vice President, Chief Legal Officer
                                              and Secretary, The AIM Family of Funds(R); Director and Vice
                                              President, INVESCO Distributors, Inc.; and Chief Executive
                                              Officer and President, INVESCO Funds Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Sheri Morris -- 1964            1999          Vice President, Treasurer and Principal Financial Officer,    N/A
Vice President, Treasurer and                 The AIM Family of Funds(R); and Vice President, Invesco Aim
Principal Financial Officer                   Advisors, Inc., Invesco Aim Capital Management, Inc. and
                                              Invesco Aim Private Asset Management Inc.

                                              Formerly: Assistant Vice President and Assistant Treasurer,
                                              The AIM Family of Funds(R) and Assistant Vice President,
                                              Invesco Aim Advisors, Inc., Invesco Aim Capital Management,
                                              Inc. and Invesco Aim Private Asset Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Lance A. Rejsek -- 1967         2005          Anti-Money Laundering Compliance Officer, Invesco Aim         N/A
Anti-Money Laundering                         Advisors, Inc., Invesco Aim Capital Management, Inc.,
Compliance Officer                            Invesco Aim Distributors, Inc., Invesco Aim Investment
                                              Services, Inc., Invesco Aim Private Asset Management, Inc.
                                              and The AIM Family of Funds(R)

                                              Formerly: Anti-Money Laundering Compliance Officer, Fund
                                              Management Company; and Manager of the Fraud Prevention
                                              Department, Invesco Aim Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Todd L. Spillane -- 1958        2006          Senior Vice President, Invesco Aim Management Group, Inc.;    N/A
Chief Compliance Officer                      Senior Vice President and Chief Compliance Officer, Invesco
                                              Aim Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Chief Compliance Officer, The AIM Family of Funds(R),
                                              Invesco Global Asset Management (N.A.), Inc. (registered
                                              investment advisor), Invesco Institutional (N.A.), Inc.,
                                              (registered investment advisor), INVESCO Private Capital
                                              Investments, Inc. (holding company), Invesco Private
                                              Capital, Inc. (registered investment advisor) and Invesco
                                              Senior Secured Management, Inc. (registered investment
                                              advisor); and Vice President, Invesco Aim Distributors, Inc.
                                              and Invesco Aim Investment Services, Inc.

                                              Formerly: Vice President, Invesco Aim Capital Management,
                                              Inc. and Fund Management Company; and Global Head of Product
                                              Development, AIG-Global Investment Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund's prospectus for information on the Fund's sub-advisors.

OFFICE OF THE FUND        INVESTMENT ADVISOR                     DISTRIBUTOR                            AUDITORS
11 Greenway Plaza         Invesco Aim Advisors, Inc.             Invesco Aim Distributors, Inc.         PricewaterhouseCoopers LLP
Suite 100                 11 Greenway Plaza                      11 Greenway Plaza                      1201 Louisiana Street
Houston, TX 77046-1173    Suite 100                              Suite 100                              Suite 2900
                          Houston, TX 77046-1173                 Houston, TX 77046-1173                 Houston, TX 77002-5678

COUNSEL TO THE FUND       COUNSEL TO THE                         TRANSFER AGENT                         CUSTODIAN
Stradley Ronon Stevens &  INDEPENDENT TRUSTEES                   Invesco Aim Investment Services, Inc.  Bank of New York Mellon
Young, LLP                Kramer, Levin, Naftalis & Frankel LLP  P.O. Box 4739                          2 Hanson Place
2600 One Commerce Square  1177 Avenue of the Americas            Houston, TX 77210-4739                 Brooklyn, NY 11217-1431
Philadelphia, PA 19103    New York, NY 10036-2714

------------------------------------------------------------------------------------------------------------------------------------
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

------------------------------------------------------------------------------------------------------------------------------------
FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Fund's shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. To locate each Fund's portfolio holdings information, access the Fund's overview page. Links to each Fund's complete quarterly holdings will be available on this
Web page. Shareholders can also look up the Fund's Form N-Q filings on the SEC website, sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public
Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on "Proxy Policy." The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com, access the "About Us" tab, click on "Required Notices" and then click on "Proxy
Voting Activity." Next, select the Fund from the drop-down menu. This information is also available on the SEC website, sec.gov.

If used after January 20, 2010, this report must be accompanied by a Fund fact sheet for the most recent month-end. Invesco
Aim-SERVICE MARK- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital
Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors.
Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc.,
Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset         [INVESCO AIM LOGO]
Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser       - SERVICE MARK -
firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                                                       invescoaim.com   CM-STIT-AR-6   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]          PRIVATE INVESTMENT CLASS
 - SERVICE MARK -      SHORT-TERM INVESTMENTS TRUST (STIT)
                             Liquid Assets Portfolio
                              STIC Prime Portfolio
                               Treasury Portfolio
                          Government & Agency Portfolio
                        Government TaxAdvantage Portfolio
                         Tax-Free Cash Reserve Portfolio

                 Annual Report to Shareholders o August 31, 2009

                                    [GRAPHIC]

2      Letters to Shareholders
4      Fund Data
4      Fund Composition by Maturity
5      Fund Objectives and Strategies
6      Schedules of Investments
46     Financial Statements
52     Notes to Financial Statements
65     Financial Highlights
66     Auditor's Report
67     Fund Expenses
68     Approval of Investment Advisory and Sub-Advisory Agreements
74     Tax Information
T-1    Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2009, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

                                     Dear Fellow Shareholders:

                                     I am pleased to provide you with this annual report on the performance of the Private
                                     Investment Class of Short-Term Investments Trust, part of Invesco Aim Global Cash Management, for the fiscal year ended August 31, 2009. Thank you for investing with us.
              [KELLEY
               PHOTO]                   Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to provide competitive returns and maintain a relatively short maturity structure.

                                     MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS
         Karen Dunn Kelley
                                     The year covered by this report was difficult -- for investors and investment professionals alike.

                                        The 12 months ended August 31, 2009, included a sharp market sell-off in the final few months of 2008. The decline had a number of causes, the most immediate being unprecedented turmoil in credit markets. Economic uncertainty prompted banks to hoard cash and reduce lending, and caused investors to shun short-term corporate debt. As a result, businesses found it difficult to fund their day-to-day operations, and the U.S. economy -- as well as economies around the globe -- virtually froze briefly.

   The U.S. economy contracted significantly throughout the year. Gross domestic product (GDP), the broadest measure of overall economic activity, contracted at annualized rates of 2.7%, 5.4% and 6.4% in the third and fourth quarters of 2008 and the first quarter of 2009, respectively.(1) Initial estimates suggested U.S. GDP shrank at an annualized rate of 1.0% in the second quarter of
2009.(1)

   This economic contraction caused a sharp increase in unemployment. The national unemployment rate rose from 6.2% in August 2008 to 9.4% in July 2009.(2)

   The housing market remained weak. Sales of new and existing homes continued their multi-year decline; housing starts fell; and
home values nationally declined. Lower home values caused some homeowners to feel less wealthy.

   These trends -- together with tighter credit -- prompted consumers to reduce their spending, particularly on large, discretionary items. Consumer spending, which accounts for more than two-thirds of the U.S. economy(3), was sluggish during the year.

   In his semiannual monetary policy report to Congress in late July, U.S. Federal Reserve Board (the Fed) Chairman Ben Bernanke
summarized the stresses and strains the U.S. and global economies suffered in late 2008 and early 2009. Importantly, he suggested that the aggressive, coordinated actions taken by governments and central banks around the world finally may be yielding results. He testified that:

   o  The pace of overall economic decline appears to have slowed significantly.

   o  Credit availability, for consumers and businesses, has improved noticeably.

   o  Investors' extreme risk aversion has eased somewhat.

   o  The decline in housing activity appears to have moderated.

   While these and other trends offer encouragement, uncertainties remain. Chairman Bernanke testified that he anticipates a gradual recovery in 2010 with some acceleration in economic growth in 2011, together with subdued inflation over the next two years.

   At the start of the fiscal year, three-month Treasury bills yielded 1.71% and 30-year Treasury bonds yielded 4.41%.(4) By August
31, 2009, yields on both had declined, with three-month Treasuries yielding just 0.15% and 30-year Treasuries yielding 4.18%.(4) The sharp decline in short-term yields was due chiefly to the Fed's unprecedented monetary easing and investor preference for relatively safe, liquid and short-term investments during a period of economic uncertainty. Because money market funds invest in such securities, the yield you earned on your investment in the Fund declined during the fiscal year.

STRENGTH AND EXPERIENCE

Invesco Aim Global Cash Management's 30-year tradition of providing high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive client service is why we are, today, a leader in the cash management industry, with $96.4 billion in assets under management as of August 31, 2009. While we rely on a specialized team of investment professionals who are experienced in managing and distributing short-term investment products worldwide, we also benefit from being part of Invesco -- one of the world's largest(5) and most diversified global investment management firms.

   Such strength and experience is particularly valuable during periods of uncertainty and market tumult, such as we experienced this year. Regardless of market conditions, our experienced investment team is dedicated to helping our clients achieve their short-term cash management needs.

   We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.

   Thank you for investing with us. All of us at Invesco Aim Global Cash Management look forward to serving you.

Sincerely,


/S/ KAREN DUNN KELLEY

Karen Dunn Kelley
CEO, Invesco Worldwide Fixed Income

(1) Bureau of Economic Analysis;

(2) Bureau of Labor Statistics;

(3) Reuters;

(4) Barclays Capital;

(5) Pensions & Investments

The views and opinions expressed in this letter are those of Invesco Aim Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Aim Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


2    SHORT-TERM INVESTMENTS TRUST

Bruce Crockett

                                     Dear Fellow Shareholders:

                                     Even as the economy shows some positive momentum toward recovery, please be assured that your
                                     Board of Trustees continues to oversee the management of the AIM Funds with careful attention
              [CROCKETT              to expenses and performance.
                PHOTO]
                                        At its June meeting, your Board reviewed and renewed for another year the investment advisory contracts between the AIM Funds and Invesco Aim Advisors, Inc. Again this year, the decision resulted from a year-long process during which your Board, working in sub-committees, reviewed the performance, fees and expenses of each AIM Fund in absolute terms and relative to
            Bruce Crockett           industry averages and other products advised by Invesco Aim Advisors and its affiliated sub-advisers. The independent Trustees met and voted separately, receiving independent advice from independent legal counsel and assistance from the independent Senior Officer, who reports directly to the independent Trustees. Exercising our fiduciary responsibility on your behalf, we have again taken care to ensure that these agreements put shareholder interests first. You can find details on the results of both the 2008 and 2009 investment advisory and sub-advisory agreement renewal process at
invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   The investment strategies of the AIM money market funds have again been tested and proven through the recent economic crisis.
Committed to delivering safety, liquidity and yield according to their respective investment objectives, the AIM money market funds consistently follow a conservative approach. Statements that were true six months ago, in my last semi-annual letter, remain true as of this writing:

   o  All portfolios have maintained $1.00 NAV at all times in all of our money market funds;

   o  All redemption requests were made without interruption in all of our money market funds;

   o  Invesco Aim did not have to purchase any securities out of any money market fund;

   o  Invesco Aim did not have to provide any form of capital support to any money market fund; and

   o  No securities experienced downgrades below Tier 1 quality in any money market fund.

   Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your assets and your trust. I would be happy to hear your comments, questions, or concerns. My address for email is bruce@brucecrockett.com.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees


3    SHORT-TERM INVESTMENTS TRUST

------------------------------------------------------------------------------------------------------------------------------------
FUND DATA

------------------------------------------------------------------------------------------------------------------------------------
PRIVATE INVESTMENT CLASS DATA AS OF 8/31/09
------------------------------------------------------------------------------------------------------------------------------------

FUND                                        YIELDS                    WEIGHTED AVERAGE MATURITY   TOTAL NET ASSETS
                                        7-DAY SEC YIELDS
                                          HAD FEES NOT
                                       BEEN WAIVED AND/OR             RANGE DURING    AT FISCAL
                             7-DAY        EXPENSES NOT      MONTHLY      FISCAL          YEAR
                          SEC YIELDS     BEEN REIMBURSED     YIELDS       YEAR           END
Liquid Assets                0.05%           -0.18%          0.05%    23 - 57 days     50 days     $748.7 million
STIC Prime                   0.05            -0.19           0.05      9 - 28 days     20 days      429.9 million
Treasury                     0.05            -0.19           0.05     27 - 58 days     43 days        2.2 billion
Government & Agency          0.05            -0.15           0.05     15 - 52 days     35 days      781.2 million
Government TaxAdvantage      0.05            -0.30           0.05     15 - 56 days     30 days       42.9 million
Tax-Free Cash Reserve        0.05            -0.20           0.05     25 - 39 days     31 days      206.3 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Had the advisor and distributor not waived certain fees and/or reimbursed expenses, performance would have been lower. Monthly yields represent annualized results for the month, net of fees and expenses, and exclude any realized capital gains or losses.

------------------------------------------------------------------------------------------------------------------------------------
FUND COMPOSITION BY MATURITY

------------------------------------------------------------------------------------------------------   ---------------------------
IN DAYS, AS OF 8/31/09                                                                                   IN DAYS, AS OF 8/31/09
------------------------------------------------------------------------------------------------------   ---------------------------
                     LIQUID                           GOVERNMENT        GOVERNMENT         TAX-FREE      STIC PRIME PORTFOLIO(3, 4)
                     ASSETS           TREASURY         & AGENCY        TAXADVANTAGE      CASH RESERVE    1-7              29.8%
               PORTFOLIO(1, 3, 4)   PORTFOLIO(3)   PORTFOLIO(2, 3)   PORTFOLIO(2, 3)   PORTFOLIO(3, 5)   8-14             23.1
1-7                   22.5%             52.1%           60.3%             49.5%             78.3%        15-21            14.2
8-30                  27.0              5.3              9.1              28.6               2.8         22-28             8.3
31-90                 33.8              21.9            16.8              13.3               7.1         29-35             0.0
91-180                13.6              18.6             9.6               3.9               7.7         36-42             7.4
181+                   3.1               2.1             4.2               4.7               4.1         43-60            17.2

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940.

(1) The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

(2) Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

(3) The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the U.S. government. The U.S. government may choose not to provide financial support to U.S.
    government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. government.

(4) The Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, and the
    Fund's performance will depend to a great extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the U.S. and abroad.

(5) The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the Fund invests are located.


4    SHORT-TERM INVESTMENTS TRUST

------------------------------------------------------------------------------------------------------------------------------------
FUND OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO                                            GOVERNMENT TAXADVANTAGE PORTFOLIO

Liquid Assets Portfolio seeks to provide as high a level of        Government TaxAdvantage Portfolio seeks to maximize current
current income as is consistent with the preservation of capital   income consistent with the preservation of capital and the
and liquidity.                                                     maintenance of liquidity.

   The Fund invests primarily in short-term money market              The Fund may invest in direct obligations of the U.S.
instruments that blend top-tier, high-quality U.S.                 Treasury and in U.S. government agency securities. This is
dollar-denominated obligations, which include commercial paper,    intended to provide shareholders with dividends exempt from
certificates of deposit, master and promissory notes, municipal    state and local income taxes in some jurisdictions. Investors
securities and repurchase agreements.                              residing in states with state income tax may find it more
                                                                   profitable to invest in this Fund than in a fund not designed to
STIC PRIME PORTFOLIO                                               comply with state tax considerations. This does not constitute tax advice. Please consult your tax advisor for your particular
STIC Prime Portfolio seeks to maximize current income consistent   situation.
with the preservation of capital and the maintenance of
liquidity.                                                         TAX-FREE CASH RESERVE PORTFOLIO

   The Fund invests in high-quality U.S. dollar-denominated        Tax-Free Cash Reserve Portfolio seeks to provide as high a level
commercial paper and other commercial instruments with             of tax-exempt income as is consistent with the preservation of
maturities of 60 days or less, including certificates of           capital and maintenance of liquidity.
deposit, repurchase agreements and master notes.
                                                                      The Fund invests in high-quality, short-term municipal
TREASURY PORTFOLIO                                                 obligations, seeking to provide income exempt from federal taxation. The Fund's structure is driven to some extent by the
Treasury Portfolio seeks to maximize current income consistent     supply and availability of municipal securities. Liquidity is
with the preservation of capital and the maintenance of            managed with daily and weekly variable rate demand notes.
liquidity.

   The Fund invests in direct obligations of the U.S. Treasury and repurchase agreements backed by Treasury obligations.
Securities purchased by the Fund have maturities of 397 days or less.

GOVERNMENT & AGENCY PORTFOLIO

Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

   The Fund invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to payment of principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY
AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE
VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

INVESCO AIM GLOBAL CASH MANAGEMENT IS A BRAND NAME ENCOMPASSING PRODUCTS AND SERVICES PROVIDED BY ONE OR MORE SUBSIDIARIES OF
INVESCO LTD.

5    SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

LIQUID ASSETS PORTFOLIO



                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-51.44%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-4.80%

  Amstel Funding Corp.(b)(c)                           1.85%     10/16/09    $      100,000    $    99,768,750
--------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                           1.92%     09/25/09            70,000         69,910,400
--------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                           2.00%     10/09/09           250,000        249,472,222
--------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                           2.35%     09/04/09           165,000        164,967,688
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.28%     11/06/09           175,000        174,910,167
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.30%     12/01/09           200,000        199,848,333
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.40%     09/16/09           100,000         99,983,333
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.40%     02/09/10           124,000        123,778,178
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.40%     02/16/10           120,000        119,776,000
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.41%     02/02/10           200,000        199,649,222
==============================================================================================================
                                                                                                 1,502,064,293
==============================================================================================================


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-6.49%

  Amsterdam Funding Corp.(b)                           0.23%     09/22/09            50,000         49,993,292
--------------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                           0.31%     09/08/09            65,500         65,496,052
--------------------------------------------------------------------------------------------------------------
  Barton Capital LLC(b)                                0.26%     10/07/09            85,718         85,695,713
--------------------------------------------------------------------------------------------------------------
  Barton Capital LLC(b)                                0.29%     09/01/09           131,000        131,000,000
--------------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                           0.23%     09/15/09           113,000        112,989,893
--------------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                           0.24%     09/09/09           100,000         99,994,667
--------------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                           0.25%     09/02/09           125,000        124,999,132
--------------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                           0.30%     10/26/09            65,087         65,057,168
--------------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                           0.37%     09/01/09            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                             0.50%     02/08/10            50,000         49,888,889
--------------------------------------------------------------------------------------------------------------
  Ranger Funding Co. LLC(b)                            0.24%     09/24/09           138,756        138,734,724
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.23%     10/13/09            50,000         49,986,583
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.24%     09/10/09            73,000         72,995,620
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.24%     09/25/09            60,000         59,990,400
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.25%     09/16/09           100,000         99,989,583
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.25%     10/22/09            60,000         59,978,750
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.27%     10/08/09           100,000         99,972,250
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.27%     10/09/09            88,000         87,974,920
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.28%     09/14/09            50,000         49,994,944
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.28%     10/01/09            40,000         39,990,667
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.28%     10/06/09            50,000         49,986,389
--------------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                        0.23%     09/04/09           197,769        197,765,209
--------------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                        0.25%     09/04/09            79,962         79,960,334
--------------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                        0.25%     09/08/09            45,012         45,009,812
--------------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                        0.27%     10/09/09            64,191         64,172,706
==============================================================================================================
                                                                                                 2,031,617,697
==============================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY BACKED-3.16%

  Straight-A Funding LLC
     -Series 1, (CEP-Federal Financing Bank)(b)        0.23%     10/23/09    $       73,000    $    72,975,748
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.24%     10/13/09            65,000         64,981,800
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.25%     11/25/09            75,259         75,214,576
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.28%     11/09/09            85,909         85,862,896
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.32%     10/22/09           100,000         99,954,667
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.33%     10/13/09            95,000         94,963,425
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.33%     10/13/09           150,132        150,074,199
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.33%     10/19/09            36,040         36,024,142
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.36%     10/01/09           111,017        110,983,695
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.37%     09/01/09            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.37%     09/03/09            50,000         49,998,972
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.37%     09/09/09           100,000         99,991,778
==============================================================================================================
                                                                                                   991,025,898
==============================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-5.90%

  Concord Minutemen Capital Co., LLC-Series A,
     (Multi CEP's-Liberty Hampshire Co., LLC;
     agent)(b)                                         0.50%     10/23/09            71,000         70,948,722
--------------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.47%     10/19/09            28,000         27,982,453
--------------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.50%     10/23/09           100,000         99,927,778
--------------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.60%     09/04/09           100,000         99,995,000
--------------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.60%     09/11/09           160,000        159,973,333
--------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC (CEP-Lloyds TSB Bank
     PLC)(b)(c)                                        0.42%     10/09/09           130,000        129,942,367
--------------------------------------------------------------------------------------------------------------
  Kitty Hawk Funding Corp. (CEP-Bank of America,
     N.A.)(b)                                          0.21%     09/17/09           122,101        122,089,604
--------------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                       0.50%     10/06/09            50,000         49,975,695
--------------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                       0.50%     10/09/09           100,000         99,947,222
--------------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                       0.60%     09/04/09            90,000         89,995,500
--------------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                       0.60%     09/10/09            75,000         74,988,750
--------------------------------------------------------------------------------------------------------------
  Liberty Street Funding LLC
     (CEP-Bank of Nova Scotia)(b)(c)                   0.30%     09/30/09           100,000         99,975,833
--------------------------------------------------------------------------------------------------------------
     (CEP-Bank of Nova Scotia)(b)(c)                   0.35%     09/24/09           100,000         99,977,639
--------------------------------------------------------------------------------------------------------------
     (CEP-Bank of Nova Scotia)(b)(c)                   0.36%     09/10/09            50,000         49,995,500
--------------------------------------------------------------------------------------------------------------
  LMA-Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                       0.23%     09/15/09           184,700        184,683,480
--------------------------------------------------------------------------------------------------------------
  Matchpoint Master Trust-Series A, (CEP-BNP
     Paribas)(b)(c)                                    0.27%     11/16/09           100,000         99,943,000
--------------------------------------------------------------------------------------------------------------
  Ticonderoga Funding LLC (CEP-Bank of America,
     N.A.)(b)                                          0.23%     09/24/09            79,500         79,488,318
--------------------------------------------------------------------------------------------------------------
  Variable Funding Capital Co., LLC
     (CEP-Wells Fargo Bank, N.A.)(b)                   0.26%     09/10/09            50,000         49,996,750
--------------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(b)                   0.28%     10/26/09           150,000        149,935,833
--------------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(b)                   0.30%     10/26/09             7,330          7,326,640
==============================================================================================================
                                                                                                 1,847,089,417
==============================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-7.59%

  Atlantic Asset Securitization LLC(b)                 0.22%     09/23/09           142,078        142,058,898
--------------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                 0.22%     09/25/09           100,000         99,985,333
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  Atlantic Asset Securitization LLC(b)                 0.23%     09/15/09    $      125,616    $   125,604,764
--------------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                 0.30%     11/04/09            63,825         63,790,960
--------------------------------------------------------------------------------------------------------------
  CAFCO, LLC(b)                                        0.21%     09/25/09           100,000         99,986,000
--------------------------------------------------------------------------------------------------------------
  Chariot Funding, LLC/Ltd.(b)                         0.23%     09/15/09           125,000        124,988,819
--------------------------------------------------------------------------------------------------------------
  Chariot Funding, LLC/Ltd.(b)                         0.29%     09/01/09            77,124         77,124,000
--------------------------------------------------------------------------------------------------------------
  Ciesco, LLC(b)                                       0.22%     09/24/09           200,000        199,971,889
--------------------------------------------------------------------------------------------------------------
  Enterprise Funding Co. LLC(b)                        0.30%     09/02/09           130,000        129,998,917
--------------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(b)                 0.25%     09/21/09           175,000        174,975,694
--------------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                  0.25%     09/09/09            75,021         75,016,832
--------------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.22%     09/21/09            75,000         74,990,833
--------------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.23%     10/22/09            75,000         74,975,563
--------------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.25%     10/09/09           100,000         99,973,611
--------------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.33%     10/05/09            65,000         64,979,742
--------------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                       0.23%     09/23/09            45,277         45,270,636
--------------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                       0.24%     09/21/09            75,000         74,990,000
--------------------------------------------------------------------------------------------------------------
  Regency Markets No. 1, LLC(b)(c)                     0.24%     09/17/09           109,540        109,528,316
--------------------------------------------------------------------------------------------------------------
  Regency Markets No. 1, LLC(b)(c)                     0.25%     09/15/09            75,018         75,010,707
--------------------------------------------------------------------------------------------------------------
  Regency Markets No. 1, LLC(b)(c)                     0.30%     11/16/09           106,967        106,899,254
--------------------------------------------------------------------------------------------------------------
  Tulip Funding Corp.(b)(c)                            0.24%     09/18/09           109,354        109,341,607
--------------------------------------------------------------------------------------------------------------
  Tulip Funding Corp.(b)(c)                            0.27%     12/01/09            59,817         59,776,175
--------------------------------------------------------------------------------------------------------------
  Yorktown Capital LLC(b)                              0.30%     11/17/09           168,359        168,250,970
==============================================================================================================
                                                                                                 2,377,489,520
==============================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-2.58%

  Aspen Funding Corp.(b)                               0.38%     09/01/09            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.35%     10/09/09           150,000        149,944,583
--------------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.35%     10/19/09           200,000        199,906,667
--------------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.35%     10/26/09            98,000         97,947,597
--------------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.57%     10/13/09           150,000        149,900,250
--------------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                             0.22%     09/01/09            60,000         60,000,000
--------------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd./Corp.(b)(c)                       0.40%     01/06/10           100,000         99,858,889
==============================================================================================================
                                                                                                   807,557,986
==============================================================================================================


DIVERSIFIED BANKS-10.63%

  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)          0.43%     12/15/09            94,500         94,381,481
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)          0.63%     12/16/09            75,000         74,860,875
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)          1.02%     11/09/09           135,000        134,736,075
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)          1.21%     10/14/09            50,000         49,927,736
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)          1.21%     10/15/09           125,000        124,815,139
--------------------------------------------------------------------------------------------------------------
  Bank of America Corp.                                0.21%     09/09/09           150,000        149,993,000
--------------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia(c)                               0.25%     09/16/09           200,000        199,979,167
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Finance Inc.(c)                          0.30%     10/13/09            49,499         49,481,675
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Finance Inc.(c)                          0.44%     01/21/10           150,000        149,739,667
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Finance Inc.(c)                          1.13%     10/15/09           175,000        174,758,305
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

  BNZ International Funding Ltd.(b)(c)                 0.30%     10/14/09    $       50,000    $    49,982,083
--------------------------------------------------------------------------------------------------------------
  BNZ International Funding Ltd.(b)(c)                 0.30%     11/06/09           150,000        149,917,500
--------------------------------------------------------------------------------------------------------------
  Calyon North America Inc.(c)                         1.51%     09/11/09           100,000         99,958,056
--------------------------------------------------------------------------------------------------------------
  Rabobank USA Financial Corp.(c)                      0.89%     09/21/09           145,000        144,928,306
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(c)                        0.32%     09/28/09            75,000         74,982,000
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(c)                        0.33%     09/29/09           200,000        199,948,667
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(c)                        0.33%     10/05/09           225,000        224,929,875
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(c)                        0.35%     09/21/09           344,000        343,933,111
--------------------------------------------------------------------------------------------------------------
  Santander Central Hispano Finance (Delaware)
     Inc.(c)                                           0.23%     11/18/09            75,000         74,962,625
--------------------------------------------------------------------------------------------------------------
  Santander Central Hispano Finance (Delaware)
     Inc.(c)                                           0.51%     11/18/09            50,000         49,944,750
--------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(c)              0.32%     10/22/09           291,200        291,067,989
--------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(c)              0.33%     09/16/09           150,000        149,979,375
--------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(c)              0.35%     01/25/10           270,000        269,622,225
==============================================================================================================
                                                                                                 3,326,829,682
==============================================================================================================


DIVERSIFIED CAPITAL MARKETS-0.80%

  Deutsche Bank Financial LLC(c)                       0.29%     10/19/09           250,000        249,903,333
==============================================================================================================


LIFE & HEALTH INSURANCE-1.76%

  Metlife Short Term Funding LLC(b)                    0.33%     09/23/09           200,000        199,959,667
--------------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding LLC(b)                    0.35%     09/09/09           110,000        109,991,444
--------------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding LLC(b)                    0.35%     09/10/09           240,000        239,979,000
==============================================================================================================
                                                                                                   549,930,111
==============================================================================================================


MUNICIPAL COMMERCIAL PAPER-0.07%

  Texas Upper Trinity Regional Water District;
     Series 2009 A, Regional Treated Water Supply
     System Commercial Paper RN (LOC-Bank of
     America, N.A.)(d)                                 0.40%     09/15/09            22,350         22,350,000
==============================================================================================================


PACKAGED FOODS & MEATS-0.32%

  Nestle Capital Corp.(b)(c)                           0.70%     10/06/09           100,000         99,931,944
==============================================================================================================


REGIONAL BANKS-7.34%

  Abbey National North America LLC(c)                  0.31%     11/13/09           250,000        249,842,847
--------------------------------------------------------------------------------------------------------------
  Abbey National North America LLC(c)                  0.31%     11/18/09           120,000        119,919,400
--------------------------------------------------------------------------------------------------------------
  Banque et Caisse d'Epargne de l'Etat(c)              0.29%     12/09/09           150,000        149,880,375
--------------------------------------------------------------------------------------------------------------
  Banque et Caisse d'Epargne de l'Etat(c)              0.29%     12/14/09           100,000         99,916,222
--------------------------------------------------------------------------------------------------------------
  Banque et Caisse d'Epargne de l'Etat(c)              0.30%     10/19/09           200,000        199,920,000
--------------------------------------------------------------------------------------------------------------
  CBA (Delaware) Finance, Inc.(c)                      0.43%     09/15/09           100,000         99,983,278
--------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)                                   0.17%     09/09/09           155,000        154,994,144
--------------------------------------------------------------------------------------------------------------
  Fortis Funding LLC(b)(c)                             0.25%     09/22/09           100,000         99,985,417
--------------------------------------------------------------------------------------------------------------
  Fortis Funding LLC(b)(c)                             0.25%     09/25/09           100,000         99,983,333
--------------------------------------------------------------------------------------------------------------
  Fortis Funding LLC(b)(c)                             0.50%     02/25/10           200,000        199,508,333
--------------------------------------------------------------------------------------------------------------
  Nordea North America Inc.(c)                         0.20%     09/29/09           200,000        199,969,667
--------------------------------------------------------------------------------------------------------------
  Nordea North America Inc.(c)                         0.21%     09/29/09           100,000         99,984,056
--------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp.(b)(c)(e)                       0.23%     02/17/10           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp.(b)(c)                          0.34%     01/21/10           100,000         99,865,889
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

  Westpac Banking Corp.(b)(c)                          0.40%     02/17/10    $      225,000    $   224,577,500
==============================================================================================================
                                                                                                 2,298,330,461
==============================================================================================================
     Total Commercial Paper (Cost $16,104,120,342)                                              16,104,120,342
==============================================================================================================



CERTIFICATES OF DEPOSIT-28.54%

  ABN-AMRO Bank N.V.                                   0.33%     09/30/09           100,000        100,002,414
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                0.60%     12/11/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.01%     10/22/09           175,000        175,001,233
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.16%     09/09/09           100,000        100,000,222
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.18%     09/04/09           100,000        100,000,083
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.25%     10/15/09            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.26%     09/14/09           150,000        150,000,538
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.48%     10/08/09           200,000        200,002,040
--------------------------------------------------------------------------------------------------------------
  BNP Paribas (United Kingdom)(c)                      0.31%     11/10/09           300,000        300,002,913
--------------------------------------------------------------------------------------------------------------
  BNP Paribas (United Kingdom)(c)                      0.31%     11/12/09           100,000        100,000,995
--------------------------------------------------------------------------------------------------------------
  BNP Paribas                                          1.12%     10/14/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  BNP Paribas                                          1.41%     09/14/09           100,000        100,000,359
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.53%     03/01/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon (United Kingdom)(c)                           0.55%     12/22/09            25,000         25,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.58%     01/15/10           120,000        120,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.61%     02/05/10            50,000         50,002,171
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.65%     02/01/10            75,000         75,015,815
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.96%     08/09/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.96%     08/16/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon                                               1.12%     10/22/09           265,000        265,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon                                               1.40%     09/09/09            75,000         75,000,166
--------------------------------------------------------------------------------------------------------------
  Commonwealth Bank of Australia (United
     Kingdom)(c)                                       0.28%     12/28/09           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Commonwealth Bank of Australia (United
     Kingdom)(c)                                       0.30%     12/21/09           300,000        300,004,621
--------------------------------------------------------------------------------------------------------------
  Commonwealth Bank of Australia (United
     Kingdom)(c)                                       0.31%     12/01/09           200,000        200,005,051
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank AG                                     0.30%     10/26/09           150,000        150,000,000
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank AG                                     0.31%     11/17/09           200,000        200,004,273
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank AG                                     0.31%     11/23/09           250,000        250,005,757
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank AG(e)                                  1.00%     01/25/10           192,000        192,465,984
--------------------------------------------------------------------------------------------------------------
  Fortis Bank N.V./S.A.                                0.34%     12/31/09            85,000         85,002,854
--------------------------------------------------------------------------------------------------------------
  HSBC Bank PLC (United Kingdom)(c)                    1.46%     10/09/09           100,000        100,001,044
--------------------------------------------------------------------------------------------------------------
  Lloyds TSB Bank PLC                                  0.26%     10/20/09           300,000        300,004,081
--------------------------------------------------------------------------------------------------------------
  Lloyds TSB Bank PLC                                  0.28%     10/07/09           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Lloyds TSB Bank PLC                                  0.32%     09/09/09           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(c)     0.34%     12/30/09           100,000        100,006,656
--------------------------------------------------------------------------------------------------------------
  Nordea Bank A.B.                                     0.21%     09/21/09           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                   0.52%     05/21/10           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Rabobank Nederland(e)                                0.74%     03/12/10           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                   0.90%     09/28/09           150,000        150,000,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

  Rabobank Nederland                                   0.95%     10/14/09    $      150,000    $   150,000,000
--------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                   1.00%     09/14/09           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                 0.38%     05/28/10           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada(e)                              0.82%     12/16/09           150,000        150,000,000
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC                           0.32%     10/02/09           300,000        300,000,000
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC                           0.32%     10/05/09           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale                                     0.34%     12/04/09           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale                                     0.35%     12/07/09           265,000        265,015,670
--------------------------------------------------------------------------------------------------------------
  Societe Generale(e)(f)                               0.43%     04/05/10           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale                                     0.60%     09/11/09           150,000        150,000,000
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                0.50%     02/08/10            65,000         65,014,393
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                0.65%     04/09/10           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                0.95%     09/30/09            75,000         75,000,601
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.20%     11/16/09            75,000         75,000,000
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.30%     12/16/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.40%     12/11/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.47%     12/24/09            42,000         42,113,581
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.51%     11/12/09            75,000         75,001,483
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.85%     10/05/09           100,000        100,000,931
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.90%     10/02/09           125,000        125,001,061
==============================================================================================================
     Total Certificates of Deposit (Cost
       $8,934,676,990)                                                                           8,934,676,990
==============================================================================================================



VARIABLE RATE DEMAND NOTES-6.64%(f)

LETTER OF CREDIT ENHANCED-6.13%(d)

  A Mining Group, LLC; Series 2006, Incremental
     Taxable Bonds (LOC-Wells Fargo Bank, N.A.)        0.40%     06/01/29             4,100          4,100,000
--------------------------------------------------------------------------------------------------------------
  Alamogordo (City of), New Mexico (Gerald
     Champion Regional Medical Center); Series
     2007 A, Ref. Hospital Improvement RB
     (LOC-Bank of America, N.A.)                       0.33%     07/01/37            10,465         10,465,000
--------------------------------------------------------------------------------------------------------------
  Arizona (State of) Healthcare Facilities
     Authority (Catholic Healthcare West Loan
     Program); Series 2008 A, RB (LOC-Bank of
     America, N.A.)                                    0.27%     07/01/35            24,500         24,500,000
--------------------------------------------------------------------------------------------------------------
  Atlanticare Health Services, Inc.; Series 2003,
     Taxable Bonds (LOC-Wells Fargo Bank, N.A.)        0.40%     10/01/33               315            315,000
--------------------------------------------------------------------------------------------------------------
  Benjamin Rose Institute (The) (Kethley House);
     Series 2005, Taxable Notes (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.65%     12/01/28             4,700          4,700,000
--------------------------------------------------------------------------------------------------------------
  Blount (County of), Tennessee Health &
     Educational Facilities Board (Maryville
     College); Series 2007, RB (LOC-Bank of
     America, N.A.)                                    0.33%     04/01/32            10,600         10,600,000
--------------------------------------------------------------------------------------------------------------
  Brooke (County of), West Virginia County
     Commission (Bethany College); Series 2008 A,
     Commercial Development RB (LOC-PNC Bank,
     N.A.)                                             0.29%     12/01/37             4,050          4,050,000
--------------------------------------------------------------------------------------------------------------
  Bucks (County of), Pennsylvania Industrial
     Development Authority (Grand View Hospital);
     Series 2008 B, IDR (LOC-PNC Bank, N.A.)           0.25%     07/01/39             8,555          8,555,000
--------------------------------------------------------------------------------------------------------------
  Butler (County of), Ohio (LifeSphere); Series
     2007, Healthcare Facilities Improvement RB
     (LOC-U.S. Bank, N.A.)                             0.28%     05/01/30             3,530          3,530,000
--------------------------------------------------------------------------------------------------------------
  Centerville (City of), Ohio (Bethany Lutheran
     Village Continuing Care Facility Expansion);
     Series 2007 B, Health Care RB (LOC-PNC Bank,
     N.A.)                                             0.29%     11/01/40            22,270         22,270,000
--------------------------------------------------------------------------------------------------------------
  Central Michigan University Board of Trustees;
     Series 2008 A, Ref. General RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.22%     10/01/32             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Charlotte (City of), North Carolina (NASCAR Hall
     of Fame Facilities); Series 2009 D, Taxable
     COP (LOC-Bank of America, N.A.)                   0.45%     06/01/35            15,000         15,000,000
--------------------------------------------------------------------------------------------------------------
  Chatham Capital Corp.; Series 2000, Taxable
     Notes (LOC-JPMorgan Chase Bank, N.A.)             0.32%     07/01/20             3,700          3,700,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Chester (County of), Pennsylvania Industrial
     Development Authority (Archdiocese of
     Philadelphia); Series 2001, IDR (LOC-Wells
     Fargo Bank, N.A.)                                 0.22%     07/01/31    $       40,700    $    40,700,000
--------------------------------------------------------------------------------------------------------------
  Cobb (County of), Georgia Kennestone Hospital
     Authority (WellStar Health System, Inc.);
     Sub. Series 2005 A, Anticipation Ctfs. RB
     (LOC-Bank of America, N.A.)                       0.35%     04/01/40             7,500          7,500,000
--------------------------------------------------------------------------------------------------------------
  Cohasset (City of), Minnesota (Minnesota Power &
     Light Company); Series 1997 A, Ref. RB
     (LOC-Bank of America, N.A.)                       0.33%     06/01/20             6,900          6,900,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Bethany Lutheran
     School); Series 2008, RB (LOC-U.S. Bank,
     N.A.)                                             0.28%     11/01/38             3,650          3,650,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (King's Way Christian
     School); Series 2009, RB (LOC-U.S. Bank,
     N.A.)                                             0.28%     04/15/39             5,420          5,420,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Lutheran Church
     Extension Fund-Missouri Synod Loan Program);
     Series 2008, RB (LOC-Bank of America, N.A.)       0.25%     05/15/38             7,300          7,300,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Parker & Denver High
     Schools); Series 2006, RB (LOC-Bank of
     America, N.A.)                                    0.25%     12/01/36             2,600          2,600,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Western Christian
     Schools); Series 2009, RB (LOC-U.S. Bank,
     N.A.)                                             0.28%     07/01/39             4,875          4,875,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Bethesda Living Centers); Series 1999, RB
     (LOC-Bank of America, N.A.)                       0.28%     08/15/30             8,140          8,140,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Exempla, Inc.); Series 2009 A, RB (LOC-U.S.
     Bank, N.A.)                                       0.20%     01/01/39             6,980          6,980,000
--------------------------------------------------------------------------------------------------------------
  Columbus (City of), Ohio Regional Airport
     Authority (OASBO Expanded Asset Pooled
     Financing Program); Sr. Series 2004 A,
     Capital Funding RB (LOC-U.S. Bank, N.A.)          0.30%     03/01/34             8,725          8,725,000
--------------------------------------------------------------------------------------------------------------
  Connecticut (State of) Health & Educational
     Facilities Authority (Yale-New Haven
     Hospital, Inc.);
     Series 2008 K-1, RB (LOC-JPMorgan Chase Bank,
     N.A.)                                             0.22%     07/01/25            23,055         23,055,000
--------------------------------------------------------------------------------------------------------------
     Series 2008 L-1, RB (LOC-Bank of America,
     N.A.)                                             0.22%     07/01/36            27,030         27,030,000
--------------------------------------------------------------------------------------------------------------
  Coshocton (County of), Ohio (Coshocton County
     Memorial Hospital); Series 1999, Hospital
     Facilities RB (LOC-JPMorgan Chase Bank, N.A.)     0.27%     03/01/19             3,030          3,030,000
--------------------------------------------------------------------------------------------------------------
  Dearborn (County of), Indiana (Dearborn County
     Hospital); Series 2006, Economic Development
     RB (LOC-JPMorgan Chase Bank, N.A.)                0.32%     04/01/36             7,450          7,450,000
--------------------------------------------------------------------------------------------------------------
  DeKalb, Newton, & Gwinnett (Counties of),
     Georgia Joint Development Authority (GGC Real
     Estate Parking I, LLC); Series 2007,
     Incremental Draw RB (LOC-Wells Fargo Bank,
     N.A.)                                             0.28%     06/01/32             5,385          5,385,000
--------------------------------------------------------------------------------------------------------------
  DeKalb, Newton, & Gwinnett (Counties of),
     Georgia Joint Development Authority (GPC Real
     Estate Student Support I, LLC); Series 2007,
     Incremental Draw RB (LOC-Wells Fargo Bank,
     N.A.)                                             0.28%     06/01/35             5,475          5,475,000
--------------------------------------------------------------------------------------------------------------
  Delaware (State of) Economic Development
     Authority (Goodwill Industries of Delaware &
     Delaware County, Inc.); Series 2006, RB
     (LOC-PNC Bank, N.A.)                              0.29%     09/01/36             3,945          3,945,000
--------------------------------------------------------------------------------------------------------------
  Delaware (State of) Economic Development
     Authority (YMCA of Delaware); Series 2007, RB
     (LOC-PNC Bank, N.A.)                              0.29%     05/01/36             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  District of Columbia (Hogar Hispano, Inc.);
     Series 2005, RB (LOC-Bank of America, N.A.)       0.33%     03/01/30            15,890         15,890,000
--------------------------------------------------------------------------------------------------------------
  District of Columbia (John F. Kennedy Center for
     the Performing Arts); Series 2008, RB
     (LOC-Bank of America, N.A.)                       0.33%     10/01/29            11,230         11,230,000
--------------------------------------------------------------------------------------------------------------
  District of Columbia; Series 1998 A, Pooled Loan
     Program RB (LOC-Bank of America, N.A.)(b)         0.33%     01/01/29             9,462          9,462,000
--------------------------------------------------------------------------------------------------------------
  Douglas (County of), Nebraska Hospital Authority
     No. 2 (Children's Hospital Obligated Group);
     Series 2008 A, Ref. Health Facilities RB
     (LOC-U.S. Bank, N.A.)                             0.20%     08/15/32             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Erie (City of), Pennsylvania Higher Education
     Building Authority (Gannon University);
     Series 1998 F, RB (LOC-PNC Bank, N.A.)            0.29%     07/01/13             4,040          4,040,000
--------------------------------------------------------------------------------------------------------------
  Franklin (County of), Ohio (Doctors Ohio Health
     Corp.); Sub. Series 1998 B, Hospital
     Facilities RB (LOC-PNC Bank, N.A.)                0.29%     12/01/28             6,660          6,660,000
--------------------------------------------------------------------------------------------------------------
  Fredericksburg (City of), Virginia Economic
     Development Authority (Student Housing &
     Economic Development-Eagle Village I); Series
     2009 B, Taxable RB (LOC-Bank of America,
     N.A.)                                             0.46%     09/01/41             7,110          7,110,000
--------------------------------------------------------------------------------------------------------------
  Gillette (City of), Wyoming (Pacificorp); Series
     1988, Ref. PCR (LOC-Barclays Bank PLC)(c)         0.25%     01/01/18            21,175         21,175,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Grand Valley State University Board of Trustees,
     Michigan; Series 2008 B, Ref. General RB
     (LOC-U.S. Bank, N.A.)                             0.17%     06/01/19    $        6,000    $     6,000,000
--------------------------------------------------------------------------------------------------------------
  Hamilton (County of), Ohio (Cincinnati
     Children's Hospital Medical Center); Series
     2007 M, Hospital Facilities RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.20%     05/15/37            22,540         22,540,000
--------------------------------------------------------------------------------------------------------------
  Harris (County of), Texas Cultural Education
     Facilities Finance Corp. (Baylor College of
     Medicine); Series 2008 E, Ref. Medical
     Facilities RB (LOC-JPMorgan Chase Bank, N.A.)     0.25%     11/15/35            37,500         37,500,000
--------------------------------------------------------------------------------------------------------------
  Harris (County of), Texas Cultural Education
     Facilities Finance Corp. (Memorial Hermann
     Healthcare System); Series 2008 C, Ref.
     Hospital RB (LOC-Wells Fargo Bank, N.A.)          0.24%     06/01/24            25,000         25,000,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (James Jordan Boys & Girls Club and
     Family Life Center); Series 1995, RB
     (LOC-Bank of America N.A., JPMorgan Chase
     Bank, N.A.)(b)                                    0.32%     08/01/30             4,700          4,700,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Lyric Opera of Chicago); Series
     1994, RB (LOC-Harris N.A., JPMorgan Chase
     Bank, N.A., Northern Trust Co.)                   0.17%     12/01/28            14,800         14,800,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Sinai Community Institute, Inc.);
     Series 1997, RB (LOC-Bank of America,
     N.A.)(b)                                          0.35%     03/01/22             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Westside Health Authority); Series
     2003, RB (LOC-Bank of America, N.A.)              0.33%     12/01/29             2,610          2,610,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Field Museum of Natural History);
     Series 1998, RB (LOC-Bank of America, N.A.)       0.29%     11/01/32            11,900         11,900,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Museum of Science & Industry);
     Series 1992, RB (LOC-JPMorgan Chase Bank,
     N.A.)                                             0.32%     10/01/26            14,600         14,600,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (St. Xavier University); Series
     2002 A, RB (LOC-Bank of America, N.A.)            0.33%     10/01/32             6,450          6,450,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Commonwealth Edison Co.); Series 2008 D,
     Ref. PCR (LOC-JPMorgan Chase Bank, N.A.)          0.25%     03/01/20             7,800          7,800,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Edward
     Hospital Obligated Group); Series 2008 B-1,
     Ref. RB (LOC-JPMorgan Chase Bank, N.A.)           0.24%     02/01/40            10,000         10,000,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Elmhurst
     College); Series 2007, RB (LOC-Bank of
     America, N.A.)                                    0.33%     02/01/42            12,500         12,500,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (OSF
     Healthcare System); Series 2009 B, RB
     (LOC-PNC Bank, N.A.)                              0.27%     11/15/37             7,200          7,200,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (The
     Children's Memorial Hospital); Series 2008 C,
     RB (LOC-JPMorgan Chase Bank, N.A.)                0.24%     08/15/25            35,045         35,045,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (University of Chicago Medical Center);
     Series 2009 E-1, RB (LOC-JPMorgan Chase Bank,
     N.A.)                                             0.13%     08/01/43             8,500          8,500,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Peace Memorial Ministries); Series 2003 B,
     RB (LOC-Bank of America, N.A.)                    0.33%     08/15/33             9,155          9,155,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Rehabilitation Institute of Chicago); Series
     1997, RB (LOC-Bank of America, N.A.)              0.32%     04/01/32             5,300          5,300,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 B, RB (LOC-Bank of America, N.A.)     0.18%     08/01/20             8,000          8,000,000
--------------------------------------------------------------------------------------------------------------
     Series 1985 C, RB (LOC-JPMorgan Chase Bank,
     N.A.)                                             0.32%     08/01/15            25,950         25,950,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Riverside Health System); Series 1994, RB
     (LOC-Bank of America, N.A.)                       0.32%     11/01/19             6,200          6,200,000
--------------------------------------------------------------------------------------------------------------
  Independence (City of), Missouri Industrial
     Development Authority (The Groves & Graceland
     College Nursing Arts Center); Series 1997 A,
     IDR (LOC-Bank of America, N.A.)                   0.33%     11/01/27            13,930         13,930,000
--------------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indiana Historical Society, Inc.); Series
     1997, Educational Facilities RB (LOC-JPMorgan
     Chase Bank, N.A.)(b)                              0.32%     08/01/31            14,900         14,900,000
--------------------------------------------------------------------------------------------------------------
  Indiana (State of) Finance Authority (Community
     Health Network, Inc.); Series 2009 B,
     Hospital RB (LOC-PNC Bank, N.A.)                  0.25%     07/01/39            15,000         15,000,000
--------------------------------------------------------------------------------------------------------------
  Indiana (State of) Finance Authority (Deaconess
     Health System, Inc. Obligated Group); Series
     2009 B, Hospital RB (LOC-Bank of America,
     N.A.)                                             0.35%     03/01/39            40,000         40,000,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Indiana (State of) Finance Authority (Parkview
     Health System Obligated Group);
     Series 2009 B, Hospital RB (LOC-PNC Bank,
     N.A.)                                             0.26%     11/01/39    $       16,495    $    16,495,000
--------------------------------------------------------------------------------------------------------------
     Series 2009 C, Hospital RB (LOC-Wells Fargo
     Bank, N.A.)                                       0.25%     11/01/39            10,655         10,655,000
--------------------------------------------------------------------------------------------------------------
  Indiana (State of) Health & Educational Facility
     Financing Authority (Howard Regional Health
     System); Series 2005, Hospital RB (LOC-
     Harris N.A.)                                      0.20%     01/01/35            10,000         10,000,000
--------------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Community Hospitals);
     Series 2000 A, RB (LOC-Bank of America, N.A.)     0.33%     07/01/28             7,300          7,300,000
--------------------------------------------------------------------------------------------------------------
     Series 2000 B, RB (LOC-Bank of America, N.A.)     0.33%     07/01/28             6,075          6,075,000
--------------------------------------------------------------------------------------------------------------
  Iowa (State of) Higher Education Loan Authority
     (Luther College); Series 2008, Private
     College Facility RB (LOC-Harris N.A.)             0.28%     12/01/38             5,500          5,500,000
--------------------------------------------------------------------------------------------------------------
  Jackson (City of), Tennessee Energy Authority;
     Series 2009, Ref. Water System RB (LOC-U.S.
     Bank, N.A.)                                       0.23%     12/01/23             3,600          3,600,000
--------------------------------------------------------------------------------------------------------------
  Lancaster (County of), Nebraska Hospital
     Authority No. 1 (BryanLGH Medical Center);
     Series 2008 B-1, Ref. RB (LOC-U.S. Bank,
     N.A.)                                             0.20%     06/01/31            14,615         14,615,000
--------------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (CHRISTUS Health Obligated Group); Series
     2009 B-3, Ref. RB (LOC-Bank of New York
     Mellon)                                           0.20%     07/01/47             3,000          3,000,000
--------------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (Dynamic Fuels, LLC); Series 2008, RB
     (LOC-JPMorgan Chase Bank, N.A.)                   0.12%     10/01/33            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
  Louisiana (State of); Series 2009 A-1, Gasoline
     & Fuels Tax Second Lien RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.20%     05/01/43            40,000         40,000,000
--------------------------------------------------------------------------------------------------------------
  Louisiana State University & Agricultural &
     Mechanical College Board of Supervisors;
     Series 2002, Auxiliary RB (LOC-BNP
     Paribas)(c)                                       0.25%     07/01/32            10,590         10,590,000
--------------------------------------------------------------------------------------------------------------
  Luzerne (County of), Pennsylvania; Series 2004,
     GO (LOC-PNC Bank, N.A.)                           0.29%     11/01/14             6,385          6,385,000
--------------------------------------------------------------------------------------------------------------
  Lyndhurst (City of), Ohio (Hawken School);
     Series 2002, Economic Development RB (LOC-PNC
     Bank, N.A.)                                       0.29%     05/01/27             4,695          4,695,000
--------------------------------------------------------------------------------------------------------------
  Manatee (County of), Florida (St. Stephen's
     Upper School); Series 2000, RB (LOC-Bank of
     America, N.A.)                                    0.33%     11/01/25             4,600          4,600,000
--------------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Odenton Christian
     School); Series 2008, RB (LOC-PNC Bank, N.A.)     0.28%     07/01/33             3,590          3,590,000
--------------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (University of Maryland
     Medical System);
     Series 2007 A, RB (LOC-Wells Fargo Bank,
     N.A.)                                             0.22%     07/01/34             9,885          9,885,000
--------------------------------------------------------------------------------------------------------------
     Series 2007 B, RB (LOC-Bank of America, N.A.)     0.30%     07/01/34            20,795         20,795,000
--------------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Villa Julie College);
     Series 2005, RB (LOC-Bank of America, N.A.)       0.30%     07/01/30            55,865         55,865,000
--------------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority; Series 1994 D, Pooled
     Loan Program RB (LOC-Bank of America,
     N.A.)(b)                                          0.30%     01/01/29            40,790         40,790,000
--------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Abby Kelley Foster Charter Public
     School); Series 2008, RB (LOC-TD Bank, N.A.)      0.27%     09/01/38             4,900          4,900,000
--------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Brandon Residential Treatment Center,
     Inc.); Series 2003, RB (LOC-TD Bank, N.A.)        0.27%     04/01/28             5,895          5,895,000
--------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Dana-Farber Cancer
     Institute); Series 2008 L-1, RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.22%     12/01/46            26,800         26,800,000
--------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Housing Finance Agency
     (Avalon at Crane Brook); Series 2006 A,
     Taxable RB (LOC-JPMorgan Chase Bank, N.A.)        0.32%     04/01/36            21,010         21,010,000
--------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Housing Finance Agency;
     Series 2009 B, Taxable Bonds (LOC-Bank of
     America, N.A.)                                    0.46%     01/01/44            10,008         10,008,000
--------------------------------------------------------------------------------------------------------------
  Michigan (State of) Higher Education Facilities
     Authority (Calvin College); Series 2007 A,
     Ref. Limited Obligation RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.23%     09/01/37             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (McLaren Health Care Corp.);
     Series 2008 B-2, Ref. RB (LOC-JPMorgan Chase
     Bank, N.A.)                                       0.24%     10/15/30            16,550         16,550,000
--------------------------------------------------------------------------------------------------------------
     Series 2008 B-3, Ref. RB (LOC-JPMorgan Chase
     Bank, N.A.)                                       0.24%     10/15/38            26,400         26,400,000
--------------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (The Roper
     School); Series 2002, Limited Obligation RB
     (LOC-Bank of America, N.A.)(b)                    0.33%     05/01/32             3,195          3,195,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Minneapolis (City of), Minnesota (Fairview
     Health Services); Series 2008 C, Health Care
     System RB (LOC-Wells Fargo Bank, N.A.)            0.20%     11/15/47    $       26,075    $    26,075,000
--------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Petal Gas Storage, LLC); Series 2007, Gulf
     Opportunity Zone IDR (LOC-Deutsche Bank
     AG)(c)                                            0.28%     08/01/34             9,500          9,500,000
--------------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Lutheran Church
     Extension Fund-Missouri Synod Loan Program);
     Series 2004 A, RB (LOC-Bank of America, N.A.)     0.25%     07/01/29             7,645          7,645,000
--------------------------------------------------------------------------------------------------------------
  Monroe (County of), New York Industrial
     Development Agency (Margaret Woodbury Strong
     Museum); Series 2005, Civic Facility IDR
     (LOC-JPMorgan Chase Bank, N.A.)                   0.20%     04/01/35            16,750         16,750,000
--------------------------------------------------------------------------------------------------------------
  Montgomery (County of), Ohio (The Dayton Art
     Institute); Series 1996, Economic Development
     RB (LOC-U.S. Bank, N.A.)                          0.29%     05/01/26             4,300          4,300,000
--------------------------------------------------------------------------------------------------------------
  Montgomery (County of), Pennsylvania Industrial
     Development Authority (Archdiocese of
     Philadelphia); Series 2008 A, IDR (LOC-PNC
     Bank, N.A.)                                       0.25%     11/01/38            13,500         13,500,000
--------------------------------------------------------------------------------------------------------------
  Moon (Township of), Pennsylvania Industrial
     Development Authority (Providence Point);
     Series 2007, First Mortgage IDR (LOC-Lloyds
     TSB Bank PLC)(c)                                  0.30%     07/01/38            67,780         67,780,001
--------------------------------------------------------------------------------------------------------------
  Moon (Township of), Pennsylvania Industrial
     Development Authority (YMCA of Greater
     Pittsburgh); Series 2005, Community
     Facilities IDR (LOC-PNC Bank, N.A.)               0.29%     06/01/25             3,820          3,820,000
--------------------------------------------------------------------------------------------------------------
  Morton Grove (Village of), Illinois (Illinois
     Holocaust Museum & Educational Center);
     Series 2006, Cultural Facility RB (LOC-Bank
     of America, N.A.)                                 0.30%     12/01/41             4,250          4,250,000
--------------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Exeter Hospital
     Obligated Group); Series 2003, Healthcare RB
     (LOC-Bank of America, N.A.)                       0.30%     10/01/33            15,835         15,835,000
--------------------------------------------------------------------------------------------------------------
  New Jersey (State of) Economic Development
     Authority (Job Haines Home for Aged People);
     Series 1998, RB (LOC-PNC Bank, N.A.)              0.28%     02/01/28             1,000          1,000,000
--------------------------------------------------------------------------------------------------------------
  New York (State of) Dormitory Authority (St.
     John's University); Series 2008 A, RB
     (LOC-JPMorgan Chase Bank, N.A.)                   0.15%     07/01/30            34,525         34,525,000
--------------------------------------------------------------------------------------------------------------
  Newport (City of), Kentucky (Kentucky League of
     Cities Funding Trust); Series 2002, Lease
     Program RB (LOC-U.S. Bank, N.A.)                  0.19%     04/01/32            12,900         12,900,000
--------------------------------------------------------------------------------------------------------------
  Norfolk (City of), Virginia Redevelopment &
     Housing Authority (E2F Student Housing I,
     LLC); Series 2005, RB (LOC-Bank of America,
     N.A.)                                             0.33%     07/01/34             6,625          6,625,000
--------------------------------------------------------------------------------------------------------------
  Norfolk (City of), Virginia Redevelopment &
     Housing Authority (Norfolk Housing, LLC-The
     District at ODU); Series 2009, Taxable RB
     (LOC-Bank of America, N.A.)                       0.46%     09/01/39            22,905         22,905,000
--------------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Agency (St. Mary's School); Series 2006, RB
     (LOC-Wells Fargo Bank, N.A.)                      0.33%     09/01/27            17,455         17,455,000
--------------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Elon College); Series 1997,
     RB (LOC-Bank of America, N.A.)                    0.35%     01/01/19             8,840          8,840,000
--------------------------------------------------------------------------------------------------------------
  Northeastern Pennsylvania (Region of) Hospital &
     Education Authority (Commonwealth Medical
     College); Series 2009, RB (LOC-PNC Bank,
     N.A.)                                             0.25%     09/01/34            11,425         11,425,000
--------------------------------------------------------------------------------------------------------------
  Ohio (State of) (Ohio Dominican University);
     Series 2007, Higher Educational Facility RB
     (LOC-JPMorgan Chase Bank, N.A.)                   0.28%     12/01/37             5,330          5,330,000
--------------------------------------------------------------------------------------------------------------
  Palm Beach (County of), Florida (The Raymond F.
     Kravis Center for the Performing Arts, Inc.);
     Series 2002, RB (LOC-Northern Trust Co.)          0.28%     07/01/32             2,700          2,700,000
--------------------------------------------------------------------------------------------------------------
  Palm Beach (County of), Florida Housing Finance
     Authority (Emerald Bay Club Apartments);
     Series 2004, Ref. MFH RB (LOC-Wells Fargo
     Bank, N.A.)                                       0.28%     06/01/30             5,500          5,500,000
--------------------------------------------------------------------------------------------------------------
  Parma (City of), Ohio (The Parma Community
     General Hospital Association); Series 2006 A,
     RB (LOC-JPMorgan Chase Bank, N.A.)                0.29%     11/01/29             4,445          4,445,000
--------------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Springside School);
     Series 2000 J-4, RB (LOC-PNC Bank, N.A.)          0.29%     11/01/30             4,900          4,900,000
--------------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Messiah
     College); Series 2001 I-4, RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.27%     11/01/31            10,445         10,445,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Washington &
     Jefferson College); Series 1999 E-5, RB
     (LOC-PNC Bank, N.A.)                              0.29%     11/01/29    $        6,300    $     6,300,000
--------------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Turnpike Commission;
     Series 2008 B-1, Turnpike Multi-modal RB
     (LOC-Bank of America, N.A.)                       0.30%     12/01/38            10,400         10,400,000
--------------------------------------------------------------------------------------------------------------
  Portland (Port of), Oregon (Portland Bulk
     Terminals, LLC); Series 2006, Ref. Special
     Obligation RB (LOC-Canadian Imperial Bank of
     Commerce)(c)(g)                                   0.35%     03/01/36            11,000         11,000,000
--------------------------------------------------------------------------------------------------------------
  Prince Georges (County of), Maryland (Collington
     Episcopal Life Care Community, Inc.); Series
     2006 B, Ref. RB (LOC-Bank of America, N.A.)       0.28%     04/01/28            23,310         23,310,000
--------------------------------------------------------------------------------------------------------------
  R.G. Ray Corp.; Series 2000, Taxable RB
     (LOC-Bank of America, N.A.)                       0.45%     01/01/15             1,885          1,885,000
--------------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (Care New England Health
     System); Series 2008 A, Health Financing RB
     (LOC-JPMorgan Chase Bank, N.A.)                   0.23%     09/01/32            21,945         21,945,000
--------------------------------------------------------------------------------------------------------------
  Richland (City of), Washington; Series 1996,
     Golf Enterprise RB (LOC-Bank of America,
     N.A.)                                             0.32%     12/01/21             2,300          2,300,000
--------------------------------------------------------------------------------------------------------------
  Richland (County of), Ohio (Wesleyan Senior
     Living Obligated Group); Series 2004 A, Ref.
     Health Care Facilities RB (LOC-JPMorgan Chase
     Bank, N.A.)                                       0.28%     11/01/27            15,975         15,975,000
--------------------------------------------------------------------------------------------------------------
  Sarasota (County of), Florida (The Glenridge on
     Palmer Ranch, Inc.); Series 2006, Ref.
     Continuing Care Retirement Community RB
     (LOC-Lloyds TSB Bank PLC)(c)                      0.28%     06/01/36            10,300         10,300,000
--------------------------------------------------------------------------------------------------------------
  Shelby (County of), Tennessee Health,
     Educational & Housing Facility Board
     (Trezevant Manor); Series 2007 A, RB
     (LOC-Bank of America, N.A.)                       0.29%     09/01/39             7,225          7,225,000
--------------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (John Ancrum Society
     for Prevention of Cruelty to Animals); Series
     2007, RB (LOC-Bank of America, N.A.)              0.33%     08/01/27             4,100          4,100,000
--------------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Sisters of Charity
     Providence Hospitals); Series 2002, RB
     (LOC-Wells Fargo Bank, N.A.)                      0.29%     11/01/32            36,360         36,360,000
--------------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (YMCA of Columbia, SC);
     Series 2006, RB (LOC-Bank of America, N.A.)       0.33%     10/01/28             4,380          4,380,000
--------------------------------------------------------------------------------------------------------------
  South Dakota (State of) Health & Educational
     Facilities Authority (Regional Health, Inc.);
     Series 2008, RB (LOC-U.S. Bank, N.A.)             0.20%     09/01/27             8,500          8,500,000
--------------------------------------------------------------------------------------------------------------
  St. Charles (County of), Missouri Public Water
     Supply District No. 2; Series 2005 A, COP
     (LOC-Bank of America, N.A.)                       0.33%     12/01/33            11,820         11,820,000
--------------------------------------------------------------------------------------------------------------
  St. Jean Industries, Inc.; Series 2006, Taxable
     Notes (LOC-General Electric Capital Corp.)(b)     1.10%     10/01/21             8,400          8,400,000
--------------------------------------------------------------------------------------------------------------
  Tarrant (County of), Texas Cultural Education
     Facilities Finance Corp. (CHRISTUS Health);
     Series 2008 C-4, Ref. RB (LOC-Bank of
     America, N.A.)                                    0.32%     07/01/47            20,345         20,345,000
--------------------------------------------------------------------------------------------------------------
  Troy (City of), New York Industrial Development
     Authority (Rensselaer Polytechnic Institute);
     Series 2002 B, Civic Facility IDR
     (LOC-JPMorgan Chase Bank, N.A.)                   0.22%     09/01/42            34,100         34,100,000
--------------------------------------------------------------------------------------------------------------
  University of Virginia Real Estate Foundation;
     Series 2001, Taxable Bonds (LOC-Wells Fargo
     Bank, N.A.)(b)                                    0.40%     07/01/26            41,060         41,060,000
--------------------------------------------------------------------------------------------------------------
  Virginia (State of) Small Business Financing
     Authority (Hampton Roads Proton Beam Therapy
     Institute at Hampton University, LLC); Series
     2008 A, RB (LOC-PNC Bank, N.A.)                   0.29%     12/01/38            16,250         16,250,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Economic Development
     Finance Authority (Benaroya Research
     Institute at Virginia Mason); Series 2006 C,
     Ref. RB (LOC-Bank of America, N.A.)               0.28%     06/01/29             7,550          7,550,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (National Healthcare, Research &
     Education Finance Corp.); Series 2000, Lease
     RB (LOC-BNP Paribas)(c)                           0.27%     01/01/32            13,000         13,000,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Swedish Health Services); Series
     2009 C, RB (LOC-U.S. Bank, N.A.)                  0.20%     11/15/39            33,000         33,000,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Nikkei Concerns); Series 1994, Non-profit RB
     (LOC-U.S. Bank, N.A.)                             0.27%     10/01/19             3,630          3,630,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (The Bush School); Series 2006, Non-profit RB
     (LOC-Bank of America, N.A.)                       0.30%     04/01/34            20,370         20,370,000
--------------------------------------------------------------------------------------------------------------
  Westmoreland (County of), Pennsylvania
     Industrial Development Authority (Greensburg
     Thermal, LLC); Series 2005 A, Ref. IDR
     (LOC-PNC Bank, N.A.)                              0.29%     12/01/24             3,715          3,715,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Williamstown (City of), Kentucky (Kentucky
     League of Cities Funding Trust);
     Series 2008 A, Lease Program RB (LOC-U.S.
     Bank, N.A.)                                       0.19%     07/01/38    $        3,600    $     3,600,000
--------------------------------------------------------------------------------------------------------------
     Series 2008 B, Lease Program RB (LOC-U.S.
     Bank, N.A.)                                       0.19%     12/01/38             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Benevolent Corp. Cedar
     Community); Series 2007, RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.32%     06/01/37             6,900          6,900,000
--------------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Goodwill Industries of
     Southeastern Wisconsin, Inc.); Series 2009,
     RB (LOC-U.S. Bank, N.A.)                          0.28%     06/01/39             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Meriter Hospital,
     Inc.); Series 2008 A, RB (LOC-U.S. Bank,
     N.A.)                                             0.18%     12/01/24             5,600          5,600,000
--------------------------------------------------------------------------------------------------------------
  Yavapai (County of), Arizona Industrial
     Development Authority (Northern Arizona
     Healthcare System); Series 2008 B, Hospital
     Facilities IDR (LOC-Banco Bilbao Vizcaya
     Argentaria, S.A.)(c)                              0.26%     12/01/39             3,000          3,000,000
==============================================================================================================
                                                                                                 1,920,055,001
==============================================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-0.51%

  Allegheny (County of), Pennsylvania Hospital
     Development Authority (UPMC Senior
     Communities, Inc.); Series 2003, RB
     (CEP-Federal National Mortgage Association)       0.28%     07/15/28             2,825          2,825,000
--------------------------------------------------------------------------------------------------------------
  Arlington (County of), Virginia Industrial
     Development Authority (Woodbury Park
     Apartments); Series 2005 A, Ref. MFH IDR
     (CEP-Federal Home Loan Mortgage Corp.)            0.28%     03/01/35            13,185         13,185,000
--------------------------------------------------------------------------------------------------------------
  Cobb (County of), Georgia Housing Authority
     (Post Apartment Homes, L.P.); Series 1995,
     MFH RB (CEP-Federal National Mortgage
     Association)                                      0.28%     06/01/25             7,625          7,625,000
--------------------------------------------------------------------------------------------------------------
  DeKalb (County of), Georgia Housing Authority
     (Clairmont Crest); Series 1995, Ref. MFH RB
     (CEP-Federal National Mortgage Association)       0.25%     06/15/25             7,840          7,840,000
--------------------------------------------------------------------------------------------------------------
  Delaware (County of), Pennsylvania Industrial
     Development Authority (Resource Recovery
     Facility); Series 1997 G, Ref. IDR
     (CEP-General Electric Capital Corp.)              0.26%     12/01/31            30,605         30,605,000
--------------------------------------------------------------------------------------------------------------
  Duval (County of), Florida Housing Finance
     Authority (The Glades Apartments); Series
     2002, Ref. MFH Mortgage RB (CEP-Federal Home
     Loan Mortgage Corp.)                              0.28%     10/01/32             4,275          4,275,000
--------------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Tuscany Pointe Apartments); Series 2005 D,
     Ref. MFH Mortgage RB (CEP-Federal National
     Mortgage Association)                             0.28%     11/15/35            10,990         10,990,000
--------------------------------------------------------------------------------------------------------------
  Indianapolis (City of), Indiana (Capital Place
     Apartments, Covington Square Apartments & The
     Woods at Oak Crossing); Series 2008, MFH RB
     (CEP-Federal National Mortgage Association)       0.25%     05/15/38            16,000         16,000,000
--------------------------------------------------------------------------------------------------------------
  Jackson (County of), Mississippi (Chevron U.S.A.
     Inc.);
     Series 1992, Ref. PCR                             0.12%     12/01/16            16,900         16,900,000
--------------------------------------------------------------------------------------------------------------
     Series 1993, Ref. Port Facility RB                0.12%     06/01/23            18,135         18,135,000
--------------------------------------------------------------------------------------------------------------
  Kansas (State of) Development Finance Authority
     (Oak Ridge Park Phase I Apartments); Series
     2009 D, Ref. MFH RB (CEP-Federal Home Loan
     Mortgage Corp.)(g)                                0.40%     04/01/44             2,690          2,690,000
--------------------------------------------------------------------------------------------------------------
  Montgomery (County of), Pennsylvania
     Redevelopment Authority (Forge Gate
     Apartments); Series 2001 A, MFH RB
     (CEP-Federal National Mortgage Association)       0.25%     08/15/31             2,425          2,425,000
--------------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of),
     Tennessee Metropolitan Government Industrial
     Development Board (Summit Apartments); Series
     2006, Ref. IDR (CEP-Federal National Mortgage
     Association)                                      0.28%     07/15/36             6,825          6,825,000
--------------------------------------------------------------------------------------------------------------
  New York (City of) Housing Development Corp.
     (155 West 21st Street Development); Series
     2007 B, Taxable MFH Rental RB (CEP-Federal
     National Mortgage Association)                    0.27%     11/15/37             1,250          1,250,000
--------------------------------------------------------------------------------------------------------------
  Phoenix (City of), Arizona Industrial
     Development Authority (Del Mar Terrace
     Apartments); Series 1999 A, Ref. MFH IDR
     (CEP-Federal Home Loan Mortgage Corp.)            0.25%     10/01/29             9,800          9,800,000
--------------------------------------------------------------------------------------------------------------
  Smyrna (City of), Georgia Housing Authority (The
     Gardens of Post Village); Series 1996, MFH RB
     (CEP-Federal National Mortgage Association)       0.28%     06/01/25             2,800          2,800,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Lake City Senior Apartments); Series 2009,
     Ref. MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)                                            0.28%     07/01/44             4,000          4,000,000
==============================================================================================================
                                                                                                   158,170,000
==============================================================================================================
     Total Variable Rate Demand Notes (Cost
       $2,078,225,001)                                                                           2,078,225,001
==============================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------

MEDIUM-TERM NOTES-3.99%

  BBVA U.S. Senior S.A. Unipersonal, Sr. Unsec.
     Gtd. Unsub. Floating Rate MTN(b)(c)(e)            0.69%     03/12/10    $       64,000    $    64,028,672
--------------------------------------------------------------------------------------------------------------
  BP Capital Markets PLC, Sr. Unsec. Gtd. Unsub.
     Global Notes(c)                                   4.88%     03/15/10            33,350         34,160,814
--------------------------------------------------------------------------------------------------------------
  General Electric Capital Corp.-Series A, Sr.
     Unsec. Floating Rate Global MTN(e)                0.75%     12/15/09           100,000        100,052,904
--------------------------------------------------------------------------------------------------------------
  ING Bank N.V., Sr. Unsec. Floating Rate
     MTN(b)(c)(e)                                      0.92%     09/16/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  JPMorgan Chase & Co., Sr. Unsec. Floating Rate
     MTN(e)                                            0.79%     10/02/09            70,000         70,031,620
--------------------------------------------------------------------------------------------------------------
  Procter & Gamble International Funding S.C.A.,
     Sr. Unsec. Gtd. Floating Rate MTN(e)              0.71%     02/08/10            80,000         80,000,000
--------------------------------------------------------------------------------------------------------------
  Rabobank Nederland,
     Sr. Unsec. Putable Floating Rate Global
     MTN(b)(c)(e)                                      0.26%     10/07/09           150,000        150,000,000
--------------------------------------------------------------------------------------------------------------
     Floating Rate MTN(b)(c)(e)                        0.44%     08/16/14            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
     Floating Rate MTN(b)(c)(e)                        0.83%     05/19/10           104,700        104,914,572
--------------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A., Sr. Unsec. Floating Rate
     MTN(e)                                            0.78%     09/08/09           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp., Floating Rate
     MTN(b)(c)(e)                                      0.77%     10/09/09           246,000        246,142,188
==============================================================================================================
     Total Medium-Term Notes (Cost $1,249,330,770)                                               1,249,330,770
==============================================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-1.53%

FEDERAL HOME LOAN BANK (FHLB)-0.89%

  Unsec. Floating Rate Bonds(e)                        0.38%     05/12/10           130,000        130,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(e)                        0.30%     05/21/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(e)                        0.34%     06/01/10            50,000         50,000,000
==============================================================================================================
                                                                                                   280,000,000
==============================================================================================================


FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-0.64%

  Unsec. Floating Rate Global Notes(e)                 0.41%     07/12/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Series 2, Unsec. Floating Rate MTN(e)                0.51%     01/08/10           100,000        100,000,000
==============================================================================================================
                                                                                                   200,000,000
==============================================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $480,000,000)                                                              480,000,000
==============================================================================================================



TIME DEPOSITS-0.86%

  BNP Paribas (Cayman Islands)(c)                      0.15%     09/01/09           130,000        130,000,000
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank AG (Cayman Islands)(c)                 0.13%     09/01/09           138,491        138,490,809
==============================================================================================================
     Total Time Deposits (Cost $268,490,809)                                                       268,490,809
==============================================================================================================



FUNDING AGREEMENTS-0.32%

  MetLife Insurance Co. of Connecticut, Floating
     Rate (Acquired 08/27/07; Cost
     $100,000,000)(b)(e)                               0.83%     09/25/09           100,000        100,000,000
==============================================================================================================



MASTER NOTE AGREEMENTS-0.32%(H)

  Goldman Sachs Lending Partners LLC (Acquired
     08/13/09; Cost $100,000,000)(b)                   0.42%     10/09/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-93.64% (Cost $29,314,843,912)                                                     29,314,843,912
==============================================================================================================


                                                                               REPURCHASE
                                                                                 AMOUNT


REPURCHASE AGREEMENTS-8.20%(i)

  Banc of America Securities LLC, Joint agreement
     dated 08/31/09 aggregate maturing value
     $250,002,083 (collateralized by U.S.
     Government sponsored agency and Corporate
     obligations valued at $262,500,000; 0%-5.94%,
     09/01/12-09/20/56)                                0.30%     09/01/09         5,176,395          5,176,352
--------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/31/09 aggregate maturing value
     $2,401,558,810 (collateralized by a U.S.
     Treasury obligation valued at $2,449,575,065;
     2.38%, 08/31/14)                                  0.22%     09/01/09     1,278,516,613      1,278,508,800
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                     INTEREST    MATURITY      REPURCHASE
                                                       RATE        DATE          AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  HSBC Securities (USA) Inc., Joint agreement
     dated 08/31/09 aggregate maturing value
     $1,250,007,639 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,275,000,040; 0%-10.70%,
     10/09/09-07/15/32)                                0.22%     09/01/09    $  613,916,910    $   613,913,158
--------------------------------------------------------------------------------------------------------------
  JPMorgan Securities Inc., Agreement dated
     08/31/09 maturing value $250,001,458
     (collateralized by U.S. Government sponsored
     agency obligations valued at $255,000,273;
     0%, 01/15/10-10/15/29)                            0.21%     09/01/09       250,001,458        250,000,000
--------------------------------------------------------------------------------------------------------------
  RBC Capital Markets Corp., Joint agreement dated
     08/31/09 aggregate maturing value
     $200,001,278 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $204,000,001; 4.50%-6.00%,
     09/01/33-08/15/39)                                0.23%     09/01/09       148,021,792        148,020,846
--------------------------------------------------------------------------------------------------------------
  UBS Securities LLC, Agreement dated 08/31/09
     maturing value $250,001,528 (collateralized
     by U.S. Government sponsored agency
     obligations valued at $255,000,162; 5.00%-
     6.00%, 04/01/23-04/01/39)                         0.22%     09/01/09       250,001,528        250,000,000
--------------------------------------------------------------------------------------------------------------
  Wells Fargo Securities LLC, Joint agreement
     dated 08/31/09 aggregate maturing value
     $400,004,000 (collateralized by U.S.
     Government sponsored agency and Corporate
     obligations valued at $420,000,000; 0%-
     10.75%, 04/23/10-06/10/46)                        0.36%     09/01/09        21,910,144         21,909,925
==============================================================================================================
     Total Repurchase Agreements (Cost
       $2,567,529,081)                                                                           2,567,529,081
==============================================================================================================
TOTAL INVESTMENTS(j)(k)-101.84% (Cost
  $31,882,372,993)                                                                              31,882,372,993
==============================================================================================================
OTHER ASSETS LESS LIABILITIES-(1.84)%                                                             (575,701,868)
==============================================================================================================
NET ASSETS-100.00%                                                                             $31,306,671,125
______________________________________________________________________________________________________________
==============================================================================================================




Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
Ctfs.   - Certificates
GO      - General Obligation Bonds
Gtd.    - Guaranteed
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MFH     - Multi-Family Housing
MTN     - Medium-Term Notes
PCR     - Pollution Control Revenue Bonds
RB      - Revenue Bonds
Ref     - Refunding
RN      - Revenue Notes
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated


Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2009 was $13,006,834,802, which represented 41.55% of the Fund's Net Assets.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 12.00%; Netherlands: 7.80%; other countries less than 5% each: 19.15%.
(d) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(f) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(g)   Security subject to the alternative minimum tax.
(h) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(i)   Principal amount equals value at period end. See Note 1K.
(j)   Also represents cost for federal income tax purposes.
(k) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

     ENTITIES                                                                           PERCENTAGE
     ---------------------------------------------------------------------------------------------
     Societe Generale                                                                       5.0%
     _____________________________________________________________________________________________
     =============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

STIC PRIME PORTFOLIO



                                                                               PRINCIPAL
                                                     INTEREST    MATURITY       AMOUNT
                                                       RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-79.10%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-7.65%

  Amstel Funding Corp.(b)(c)                           1.85%     10/16/09    $     95,000    $   94,780,312
-----------------------------------------------------------------------------------------------------------
  Edison Asset Securitization, LLC(b)                  0.26%     09/25/09         146,795       146,769,556
-----------------------------------------------------------------------------------------------------------
  Edison Asset Securitization, LLC(b)                  0.28%     09/22/09         100,000        99,983,667
===========================================================================================================
                                                                                                341,533,535
===========================================================================================================


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-17.09%

  Barton Capital LLC(b)                                0.28%     09/02/09         100,000        99,999,222
-----------------------------------------------------------------------------------------------------------
  Barton Capital LLC(b)                                0.28%     09/15/09          80,062        80,053,282
-----------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                             0.18%     09/01/09          95,012        95,012,000
-----------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                             0.22%     09/11/09          40,008        40,005,555
-----------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                             0.28%     09/17/09          50,996        50,989,654
-----------------------------------------------------------------------------------------------------------
  Park Avenue Receivables Co., LLC(b)                  0.27%     09/14/09          99,300        99,290,318
-----------------------------------------------------------------------------------------------------------
  Ranger Funding Co. LLC(b)                            0.25%     09/15/09          25,000        24,997,570
-----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.24%     09/25/09          65,000        64,989,600
-----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.25%     10/15/09         100,000        99,969,445
-----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.26%     10/16/09          50,000        49,983,750
-----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                          0.23%     09/02/09          58,027        58,026,629
===========================================================================================================
                                                                                                763,317,025
===========================================================================================================


ASSET-BACKED SECURITIES-FULLY BACKED-5.04%

  Straight-A Funding LLC
     -Series 1, (CEP-Federal Financing Bank)(b)        0.24%     10/13/09         120,000       119,966,400
-----------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.25%     10/09/09          60,000        59,984,167
-----------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.28%     09/18/09          45,041        45,035,044
===========================================================================================================
                                                                                                224,985,611
===========================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-15.84%

  Concord Minutemen Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.50%     10/23/09          24,000        23,982,667
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.50%     10/27/09         195,000       194,848,333
-----------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.47%     10/19/09          25,000        24,984,333
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.60%     09/03/09         100,000        99,996,666
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.60%     09/18/09         100,000        99,971,667
-----------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(b)             0.60%     09/10/09          50,000        49,992,500
-----------------------------------------------------------------------------------------------------------
  Liberty Street Funding LLC (CEP-Bank of Nova
     Scotia)(b)(c)                                     0.23%     09/14/09          33,909        33,906,184
-----------------------------------------------------------------------------------------------------------
  LMA-Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                       0.27%     10/13/09          30,000        29,990,550
-----------------------------------------------------------------------------------------------------------
  Matchpoint Master Trust-Series A, (CEP-BNP
     Paribas)(b)(c)                                    0.24%     09/16/09         100,000        99,990,000
-----------------------------------------------------------------------------------------------------------
  Ticonderoga Funding LLC (CEP-Bank of America,
     N.A.)(b)                                          0.24%     09/11/09          50,000        49,996,667
===========================================================================================================
                                                                                                707,659,567
===========================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-18.99%

  Atlantic Asset Securitization LLC(b)                 0.26%     10/06/09         100,000        99,974,722
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                               PRINCIPAL
                                                     INTEREST    MATURITY       AMOUNT
                                                       RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  Chariot Funding, LLC/Ltd.(b)                         0.23%     09/10/09    $     61,000    $   60,996,492
-----------------------------------------------------------------------------------------------------------
  Enterprise Funding Co. LLC(b)                        0.24%     09/10/09         100,000        99,994,000
-----------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(b)                 0.23%     09/04/09          75,000        74,998,563
-----------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(b)                 0.23%     09/08/09          35,010        35,008,434
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                  0.21%     09/08/09         155,006       154,999,671
-----------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.24%     10/22/09          51,000        50,982,660
-----------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.25%     10/09/09          50,000        49,986,806
-----------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                       0.25%     09/09/09          59,250        59,246,708
-----------------------------------------------------------------------------------------------------------
  Regency Markets No. 1, LLC(b)(c)                     0.20%     09/04/09          42,600        42,599,290
-----------------------------------------------------------------------------------------------------------
  Yorktown Capital LLC(b)                              0.27%     10/09/09         119,218       119,184,023
===========================================================================================================
                                                                                                847,971,369
===========================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-2.54%

  Aspen Funding Corp.(b)                               0.22%     09/01/09          75,000        75,000,000
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.25%     09/16/09          23,350        23,347,568
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.30%     10/26/09          15,129        15,122,066
===========================================================================================================
                                                                                                113,469,634
===========================================================================================================


ASSET-BACKED SECURITIES-TRADE RECEIVABLES-3.67%

  Market Street Funding LLC(b)                         0.24%     09/09/09          99,141        99,135,713
-----------------------------------------------------------------------------------------------------------
  Market Street Funding LLC(b)                         0.26%     10/14/09          64,683        64,662,912
===========================================================================================================
                                                                                                163,798,625
===========================================================================================================


CONSUMER FINANCE-2.24%

  Toyota Motor Credit Corp.                            0.23%     09/04/09         100,000        99,998,083
===========================================================================================================


DIVERSIFIED BANKS-3.36%

  ING (US) Funding LLC(c)                              0.22%     09/17/09         150,000       149,985,666
===========================================================================================================


INDUSTRIAL CONGLOMERATES-1.34%

  General Electric Co.                                 0.24%     09/22/09          60,000        59,991,600
===========================================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-1.34%

  General Electric Capital Services Inc.               0.22%     09/18/09          60,000        59,993,767
===========================================================================================================
     Total Commercial Paper (Cost $3,532,704,482)                                             3,532,704,482
===========================================================================================================



CERTIFICATE OF DEPOSIT-5.60%

  Chase Bank USA, N.A. (Cost $250,000,000)             0.22%     09/10/09         250,000       250,000,000
===========================================================================================================



MASTER NOTE AGREEMENT-4.48%(D)

  Goldman Sachs Lending Partners LLC (Acquired
     08/13/09; Cost $200,000,000)(b)                   0.42%     10/09/09         200,000       200,000,000
===========================================================================================================



BANK NOTES-3.58%

DIVERSIFIED BANKS-3.58%

  Bank of America, N.A. (Cost $160,000,000)            0.27%     09/03/09         160,000       160,000,000
===========================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-92.76% (Cost $4,142,704,482)                                                    4,142,704,482
===========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                     INTEREST    MATURITY     REPURCHASE
                                                       RATE        DATE         AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-7.26%(e)

  BNP Paribas, Joint agreement dated 08/31/09,
     aggregate maturing value $350,003,694
     (collateralized by U.S. Government sponsored
     agency and Corporate obligations valued at
     $361,954,137; 0%-8.72%, 05/18/12-02/25/47)(c)     0.38%     09/01/09    $123,001,298    $  123,000,000
-----------------------------------------------------------------------------------------------------------
  Wells Fargo Securities LLC, Joint agreement
     dated 08/31/09, aggregate maturing value
     $400,004,000 (collateralized by U.S.
     Government sponsored agency and Corporate
     obligations valued at $420,000,000; 0%-
     10.75%, 04/23/10-06/10/46)                        0.36%     09/01/09     201,092,086       201,090,075
===========================================================================================================
     Total Repurchase Agreements (Cost
       $324,090,075)                                                                            324,090,075
===========================================================================================================
TOTAL INVESTMENTS(f)(g)-100.02% (Cost
  $4,466,794,557)                                                                             4,466,794,557
===========================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.02)%                                                              (834,929)
===========================================================================================================
NET ASSETS-100.00%                                                                           $4,465,959,628
___________________________________________________________________________________________________________
===========================================================================================================




Investment Abbreviations:

CEP  - Credit Enhancement Provider


Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2009 was $3,362,735,366, which represented 75.30% of the Fund's Net Assets.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 6.81%; France: 5.67%; other countries less than 5% each: 2.57%.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(e)   Principal amount equals value at period end. See Note 1K.
(f)   Also represents cost for federal income tax purposes.
(g) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

     ENTITIES                                                                           PERCENTAGE
     ---------------------------------------------------------------------------------------------
     JPMorgan Chase Bank, N.A.                                                              5.6%
     ---------------------------------------------------------------------------------------------
     Edison Asset Securitization, LLC                                                       5.5
     ---------------------------------------------------------------------------------------------
     Crown Point Capital Co., LLC                                                           5.0
     ---------------------------------------------------------------------------------------------
     Straight-A Funding, LLC                                                                5.0
     _____________________________________________________________________________________________
     =============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

TREASURY PORTFOLIO



                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-46.92%(A)

  U.S. Treasury Bills                                  0.31%     09/03/09    $      326,000    $   325,994,295
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.34%     09/10/09           150,000        149,987,250
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.36%     09/10/09           250,000        249,977,812
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.20%     10/01/09           250,000        249,958,333
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     10/01/09           250,000        249,936,563
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.32%     10/08/09           250,000        249,916,493
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.42%     10/08/09           250,000        249,893,368
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.24%     10/15/09           325,000        324,904,667
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     10/15/09           200,000        199,937,667
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.27%     10/15/09            75,000         74,975,708
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.33%     10/22/09           142,700        142,633,288
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.50%     10/22/09           250,000        249,822,917
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.52%     10/22/09           150,000        149,889,500
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.19%     11/05/09           250,000        249,916,493
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     11/05/09           250,000        249,866,840
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     11/05/09           150,000        149,917,396
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.31%     11/05/09           165,000        164,907,646
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.20%     11/12/09           250,000        249,902,500
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     11/12/09           400,000        399,788,000
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     11/12/09           250,000        249,847,500
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.21%     11/19/09           250,000        249,882,049
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.27%     11/19/09           250,000        249,851,875
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.29%     11/19/09           250,000        249,843,646
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.29%     11/19/09           150,000        149,904,542
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     12/03/09           100,000         99,934,125
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     12/03/09           250,000        249,832,083
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.29%     12/03/09           200,000        199,849,133
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     12/03/09           200,000        199,843,967
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     12/10/09           300,000        299,745,834
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.31%     12/10/09           250,000        249,784,722
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.32%     12/10/09           200,000        199,819,444
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.29%     12/17/09           250,000        249,784,514
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.35%     12/17/09           250,000        249,739,931
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.22%     01/14/10           250,000        249,796,094
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.22%     01/21/10           250,000        249,778,125
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.24%     01/21/10           250,000        249,767,771
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.23%     01/28/10           250,000        249,762,014
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.27%     02/04/10           200,000        199,766,000
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.27%     02/04/10           200,000        199,763,833
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.28%     02/11/10           250,000        249,688,149
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-(CONTINUED)

  U.S. Treasury Bills                                  0.22%     02/18/10    $      150,000    $   149,845,083
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.24%     02/25/10           250,000        249,705,000
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.24%     03/04/10           315,000        314,617,800
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.51%     04/01/10           150,000        149,549,500
==============================================================================================================
     Total U.S. Treasury Securities (Cost
       $9,991,829,470)                                                                           9,991,829,470
==============================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-46.92% (Cost $9,991,829,470)                                                       9,991,829,470
==============================================================================================================


                                                                               REPURCHASE
                                                                                 AMOUNT


REPURCHASE AGREEMENTS-55.27%(b)

  Banc of America Securities LLC, Joint agreement
     dated 08/31/09, aggregate maturing value
     $348,001,837 (collateralized by a U.S.
     Treasury obligation valued at $354,960,026;
     0.88%, 01/31/11)                                  0.19%     09/01/09       347,089,629        347,087,797
--------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Term agreement dated
     08/24/09, maturing value $450,068,000
     (collateralized by U.S. Treasury obligations
     valued at $459,000,005; 1.88%-2.63%,
     07/15/17-07/15/19)                                0.17%     09/25/09       450,068,000        450,000,000
--------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/31/09, aggregate maturing value
     $2,401,558,810 (collateralized by a U.S.
     Treasury obligation valued at $2,449,575,065;
     2.38%, 08/31/14)                                  0.22%     09/01/09     1,123,042,197      1,123,035,334
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Term agreement
     dated 08/24/09, maturing value $450,072,000
     (collateralized by U.S. Treasury obligations
     valued at $459,000,067; 1.25%-3.88%,
     04/15/14-04/15/32)                                0.18%     09/25/09       450,072,000        450,000,000
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Agreement dated
     08/31/09, maturing value $2,150,012,542
     (collateralized by U.S. Treasury obligations
     valued at $2,193,000,028; 0.88%-4.00%,
     09/15/09-02/15/14)                                0.21%     09/01/09     2,150,012,542      2,150,000,000
--------------------------------------------------------------------------------------------------------------
  CIBC World Markets Corp., Agreement dated
     08/31/09, maturing value $100,000,556
     (collateralized by U.S. Treasury obligations
     valued at $102,003,895; 0%-7.88%, 10/22/09-
     05/15/39)                                         0.20%     09/01/09       100,000,556        100,000,000
--------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Term
     agreement dated 08/14/09, maturing value
     $250,040,139 (collateralized by U.S. Treasury
     obligations valued at $255,000,956; 4.50%-
     5.00%, 02/15/36-05/15/37)                         0.17%     09/17/09       250,040,139        250,000,000
--------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Term
     agreement dated 08/10/09, maturing value
     $500,084,444 (collateralized by U.S. Treasury
     obligations valued at $510,001,302; 4.50%-
     11.25%, 02/15/15-05/15/38)                        0.19%     09/11/09       500,084,444        500,000,000
--------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Agreement
     dated 08/31/09, maturing value $1,000,005,556
     (collateralized by U.S. Treasury obligations
     valued at $1,020,002,544; 5.00%-8.00%,
     11/15/21-05/15/37)                                0.20%     09/01/09     1,000,005,556      1,000,000,000
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Agreement dated
     08/31/09, maturing value $250,001,319
     (collateralized by U.S. Treasury obligations
     valued at $255,000,034; 0.63%-9.88%,
     04/15/10-02/15/23)                                0.19%     09/01/09       250,001,319        250,000,000
--------------------------------------------------------------------------------------------------------------
  HSBC Securities (USA) Inc., Agreement dated
     08/31/09, maturing value $750,004,167
     (collateralized by U.S. Treasury obligations
     valued at $765,001,172; 0%-4.25%, 01/15/10-
     04/15/32)                                         0.20%     09/01/09       750,004,167        750,000,000
--------------------------------------------------------------------------------------------------------------
  JPMorgan Securities Inc., Agreement dated
     08/31/09, maturing value $1,000,005,833
     (collateralized by U.S. Treasury obligation
     valued at $1,020,000,227; 0.88%, 01/31/11)        0.21%     09/01/09     1,000,005,833      1,000,000,000
--------------------------------------------------------------------------------------------------------------
  Morgan Stanley, Agreement dated 08/31/09,
     maturing value $250,001,319 (collateralized
     by U.S. Treasury obligation valued at
     $255,230,439; 6.25%-8.75%, 08/15/19-11/15/24)     0.19%     09/01/09       250,001,319        250,000,000
--------------------------------------------------------------------------------------------------------------
  RBS Securities Inc., Term agreement dated
     08/14/09, maturing value $250,038,889
     (collateralized by U.S. Treasury obligations
     valued at $255,002,549; 2.63%-4.63%,
     05/31/10-02/15/17)                                0.16%     09/18/09       250,038,889        250,000,000
--------------------------------------------------------------------------------------------------------------
  RBS Securities Inc., Agreement dated 08/31/09,
     maturing value $750,004,167 (collateralized
     by U.S. Treasury obligations valued at
     $765,004,210; 2.13%-4.75%, 10/31/09-11/15/14)     0.20%     09/01/09       750,004,167        750,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale, Agreement dated 08/13/09,
     maturing value $500,071,111 (collateralized
     by U.S. Treasury obligations valued at
     $510,000,062; 0%-4.88%, 01/15/10-02/15/19)        0.16%     09/14/09       500,071,111        500,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale, Agreement dated 08/31/09,
     maturing value $1,000,005,556 (collateralized
     by U.S. Treasury obligations valued at
     $1,020,000,105; 0%-9.25%, 09/03/09-04/15/32)      0.20%     09/01/09     1,000,005,556      1,000,000,000
--------------------------------------------------------------------------------------------------------------
  UBS Securities LLC, Term agreement dated
     08/05/09, maturing value $400,061,222
     (collateralized by a U.S. Treasury obligation
     valued at $408,002,337; 0%, 09/24/09)             0.19%     09/03/09       400,061,222        400,000,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                     INTEREST    MATURITY      REPURCHASE
                                                       RATE        DATE          AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  Wachovia Bank, N.A., Agreement dated 08/31/09,
     maturing value $250,001,458 (collateralized
     by U.S. Treasury obligations valued at
     $255,000,035; 0%-8.75%, 12/31/09-08/15/39)        0.21%     09/01/09    $  250,001,458    $   250,000,000
==============================================================================================================
     Total Repurchase Agreements (Cost
       $11,770,123,131)                                                                         11,770,123,131
==============================================================================================================
TOTAL INVESTMENTS(c)-102.19% (Cost
  $21,761,952,601)                                                                              21,761,952,601
==============================================================================================================
OTHER ASSETS LESS LIABILITIES-(2.19)%                                                             (466,568,419)
==============================================================================================================
NET ASSETS-100.00%                                                                             $21,295,384,182
______________________________________________________________________________________________________________
==============================================================================================================




Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)   Principal amount equals value at period end. See Note 1K.
(c)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

GOVERNMENT & AGENCY PORTFOLIO



                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-39.76%

FEDERAL FARM CREDIT BANK (FFCB)-3.24%

  Disc. Notes(a)                                       0.50%     03/30/10    $       60,000    $    59,825,000
--------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.51%     09/22/09            25,000         25,000,000
--------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               1.25%     11/12/09           125,000        125,000,000
--------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               1.10%     11/20/09            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.36%     12/21/09           150,000        149,557,181
--------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.64%     12/21/09            75,000         75,000,000
==============================================================================================================
                                                                                                   484,382,181
==============================================================================================================


FEDERAL HOME LOAN BANK (FHLB)-15.13%

  Unsec. Bonds                                         0.45%     11/24/09            40,000         40,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.50%     02/08/10            90,000         89,979,913
--------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.31%     02/22/10            85,000         84,989,047
--------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.92%     04/09/10            60,000         60,148,217
--------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.55%     06/03/10            25,000         25,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.55%     06/10/10            55,000         54,949,858
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.11%     09/01/09            21,700         21,700,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.66%     09/10/09            75,000         74,987,625
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.64%     10/07/09           100,000         99,936,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.55%     10/09/09            50,000         49,970,972
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.35%     10/16/09            70,000         69,969,375
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.30%     11/18/09           117,760        117,683,456
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.55%     11/19/09            50,000         49,939,653
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.53%     12/07/09           140,000        139,800,072
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.80%     12/08/09            50,000         49,891,111
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.80%     12/09/09            50,000         49,890,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.80%     12/11/09            65,000         64,854,111
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.31%     01/22/10            60,000         59,926,117
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.26%     02/12/10           125,000        124,851,944
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                1.04%     03/03/10            50,000         49,735,667
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.48%     05/05/10            80,000         79,737,600
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.55%     11/18/09            75,000         75,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.50%     01/19/10            75,000         75,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.64%     02/04/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.78%     02/26/10           125,000        124,991,956
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.82%     03/19/10           150,000        149,983,468
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.65%     09/10/09            80,000         80,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.22%     11/23/09            50,000         50,048,094
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.18%     12/23/09            50,000         49,981,198
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.18%     12/28/09           100,000         99,990,621
==============================================================================================================
                                                                                                 2,262,936,075
==============================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-15.25%

  Unsec. Disc. Notes(a)                                0.70%     09/14/09    $       50,000    $    49,987,361
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.60%     09/21/09            75,000         74,975,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.70%     09/21/09           100,000         99,961,111
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.22%     10/01/09           220,000        219,958,750
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.25%     10/05/09           130,000        129,969,306
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.27%     10/13/09           130,000        129,959,050
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.45%     10/13/09           100,000         99,948,083
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.25%     10/19/09            90,000         89,970,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.26%     10/20/09           160,000        159,943,378
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.25%     11/09/09           244,000        243,883,083
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.74%     11/23/09            50,000         49,914,694
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.28%     01/25/10            55,000         54,937,544
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.42%     02/08/10           100,000         99,813,333
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.26%     03/01/10            80,000         79,895,422
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.43%     05/17/10            95,000         94,703,838
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.19%     09/28/09            30,000         29,998,580
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.20%     10/08/09            75,000         74,990,288
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.17%     12/16/09           100,000         99,892,935
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.41%     07/12/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(b)                          0.24%     09/18/09            75,000         74,994,831
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(b)                          0.25%     09/21/09            74,500         74,497,703
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(b)                          0.32%     02/09/10            75,000         75,000,000
--------------------------------------------------------------------------------------------------------------
     Series 2, Unsec. Floating Rate MTN(b)             0.51%     01/08/10            75,000         75,000,000
==============================================================================================================
                                                                                                 2,282,194,290
==============================================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-6.14%

  Unsec. Disc. Notes(a)                                0.40%     09/01/09            60,000         60,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                3.20%     10/07/09            50,000         49,840,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.35%     10/21/09           125,000        124,939,236
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.30%     11/16/09            50,000         49,968,333
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.30%     11/23/09            30,000         29,979,250
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                1.00%     12/03/09           100,000         99,741,667
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.32%     01/11/10           175,000        174,794,667
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.28%     02/03/10            70,000         69,914,104
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.40%     07/13/10            60,000         59,982,136
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Notes(b)                        0.45%     10/16/09           150,000        150,030,754
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Notes(b)                        0.60%     10/27/09            50,000         50,000,000
==============================================================================================================
                                                                                                   919,190,147
==============================================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $5,948,702,693)                                                          5,948,702,693
==============================================================================================================


U.S. TREASURY SECURITIES-4.67%(a)

  U.S. Treasury Bills                                  0.31%     11/05/09            75,000         74,958,021
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     11/12/09           225,000        224,862,750
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     12/03/09           105,000        104,930,831
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-(CONTINUED)

  U.S. Treasury Bills                                  0.30%     12/10/09    $       75,000    $    74,936,459
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.32%     12/10/09            50,000         49,954,861
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.35%     12/17/09            50,000         49,947,986
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.45%     06/03/10            70,000         69,759,375
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.52%     06/03/10            50,000         49,801,389
==============================================================================================================
     Total U.S. Treasury Securities (Cost
       $699,151,672)                                                                               699,151,672
==============================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-44.43% (Cost $6,647,854,365)                                                       6,647,854,365
==============================================================================================================


                                                                               REPURCHASE
                                                                                 AMOUNT


REPURCHASE AGREEMENTS-55.58%(c)

  Banc of America Securities LLC, Agreement dated
     08/31/09, maturing value $750,004,167
     (collateralized by U.S. Government sponsored
     agency obligations valued at $765,000,375;
     0%-5.70%, 09/11/09-11/19/24)                      0.20%     09/01/09       750,004,167        750,000,000
--------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/31/09, aggregate maturing value
     $569,263,027 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $580,644,788; 0%, 09/09/09-
     11/27/09)                                         0.22%     09/01/09       567,763,018        567,759,548
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Term agreement
     dated 08/24/09, maturing value $500,084,444
     (collateralized by U.S. Government sponsored
     agency obligations valued at $510,001,022;
     0%-6.75%, 10/13/09-06/15/38)                      0.19%     09/25/09       500,084,444        500,000,000
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Term joint
     agreement dated 08/18/09, aggregate maturing
     value $300,172,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $306,000,883; 0%-7.63%, 09/11/09-
     06/15/38)                                         0.23%     11/16/09       250,143,750        250,000,000
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Agreement dated
     08/31/09, maturing value $1,000,006,111
     (collateralized by U.S. Government sponsored
     agency obligations valued at $1,020,001,006;
     1.38%-6.25%, 04/28/11-04/18/36)                   0.22%     09/01/09     1,000,006,111      1,000,000,000
--------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Term joint
     agreement dated 08/10/09, aggregate maturing
     value $500,088,889 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,002,219; 0%-9.00%, 09/01/09-
     06/14/10)                                         0.20%     09/11/09       450,080,000        450,000,000
--------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Joint
     agreement dated 08/31/09,aggregate maturing
     value $500,002,917 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,000,106; 0%, 09/02/09-
     02/24/10)                                         0.21%     09/01/09       498,502,908        498,500,000
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Agreement dated
     08/31/09, maturing value $500,002,778
     (collateralized by U.S. Government sponsored
     agency obligations valued at $510,000,285;
     0%-5.38%, 09/01/09-08/10/12)                      0.20%     09/01/09       500,002,778        500,000,000
--------------------------------------------------------------------------------------------------------------
  Goldman, Sachs & Co., Agreement dated 08/31/09,
     maturing value $500,002,778 (collateralized
     by U.S. Treasury obligations valued at
     $510,000,039; 0%-4.25%, 02/15/20-05/15/39)        0.20%     09/01/09       500,002,778        500,000,000
--------------------------------------------------------------------------------------------------------------
  HSBC Securities (USA) Inc., Joint agreement
     dated 08/31/09, aggregate maturing value
     $1,250,007,639 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,275,000,040; 0%-10.70%,
     10/09/09-07/15/32)                                0.22%     09/01/09       324,805,502        324,803,517
--------------------------------------------------------------------------------------------------------------
  Morgan Stanley, Agreement dated 08/31/09,
     maturing value $500,002,778 (collateralized
     by a U.S. Government sponsored agency
     obligation valued at $510,004,096; 0%,
     08/05/11)                                         0.20%     09/01/09       500,002,778        500,000,000
--------------------------------------------------------------------------------------------------------------
  RBC Capital Markets Corp., Joint agreement dated
     08/31/09, aggregate maturing value
     $500,003,056 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,000,167; 0%-8.95%, 09/01/09-
     04/15/42)                                         0.22%     09/01/09       350,002,139        350,000,000
--------------------------------------------------------------------------------------------------------------
  RBS Securities Inc., Term joint agreement dated
     08/14/09, aggregate maturing value
     $250,046,180 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,002,678; 0%-9.38%, 10/15/09-
     04/15/30)                                         0.19%     09/18/09       200,036,944        200,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale, Term joint agreement dated
     08/13/09, aggregate maturing value
     $500,088,889 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,000,926; 0%-5.75%, 09/11/09-
     06/12/15)                                         0.20%     09/14/09       425,075,556        425,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale, Agreement dated 08/31/09,
     maturing value $1,250,007,292 (collateralized
     by U.S. Government sponsored agency
     obligations valued at $1,275,000,901; 0%-
     6.63%, 09/15/09-04/18/36)                         0.21%     09/01/09     1,250,007,292      1,250,000,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                     INTEREST    MATURITY      REPURCHASE
                                                       RATE        DATE          AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  Wachovia Bank, N.A., Agreement dated 08/31/09,
     maturing value $250,001,528 (collateralized
     by U.S. Government sponsored obligations
     valued at $255,003,758; 0%-10.35%, 10/01/09-
     07/26/32)                                         0.22%     09/01/09    $  250,001,528    $   250,000,000
==============================================================================================================
     Total Repurchase Agreements (Cost
       $8,316,063,065)                                                                           8,316,063,065
==============================================================================================================
TOTAL INVESTMENTS(d)-100.01% (Cost
  $14,963,917,430)                                                                              14,963,917,430
==============================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.01)%                                                                 (917,961)
==============================================================================================================
NET ASSETS-100.00%                                                                              14,962,999,469
______________________________________________________________________________________________________________
==============================================================================================================




Investment Abbreviations:

Disc.   - Discounted
MTN     - Medium-Term Notes
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(c)   Principal amount equals value at period end. See Note 1K.
(d)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

GOVERNMENT TAXADVANTAGE PORTFOLIO



                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-96.07%

FEDERAL FARM CREDIT BANK (FFCB)-7.80%

  Disc. Notes(a)                                       0.50%     03/30/10     $  5,000    $  4,985,417
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.51%     09/22/09        5,000       5,000,000
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               1.25%     11/12/09       10,000      10,000,000
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.17%     12/28/09       15,000      14,984,236
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.25%     04/27/10       10,000      10,005,973
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.26%     08/04/10        5,000       4,987,920
======================================================================================================
                                                                                            49,963,546
======================================================================================================


FEDERAL HOME LOAN BANK (FHLB)-88.27%

  Unsec. Bonds                                         0.31%     02/22/10        5,000       4,999,356
------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.92%     04/09/10        5,000       5,012,351
------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.55%     06/10/10        5,000       4,995,442
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.11%     09/01/09      268,300     268,300,000
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.17%     09/01/09       14,092      14,092,000
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.18%     09/14/09       15,000      14,999,025
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.13%     09/16/09       12,650      12,649,288
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.15%     09/16/09       15,000      14,999,062
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.14%     09/23/09       50,000      49,995,722
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.18%     09/23/09       25,000      24,997,174
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.21%     09/30/09       15,000      14,997,463
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.21%     10/07/09       21,200      21,195,548
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.22%     10/09/09       10,000       9,997,678
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.35%     10/16/09        5,000       4,997,813
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.15%     10/23/09       29,800      29,793,543
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.55%     11/19/09        4,684       4,678,347
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.31%     01/22/10        5,750       5,742,920
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.26%     02/12/10        4,000       3,995,262
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.44%     10/13/09        4,500       4,502,420
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.50%     01/19/10        5,000       5,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.64%     02/04/10       15,000      15,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.65%     09/10/09       10,000      10,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.18%     12/28/09       10,000       9,999,062
------------------------------------------------------------------------------------------------------
  Unsec. Global Bonds                                  5.00%     09/18/09       10,175      10,196,962
======================================================================================================
                                                                                           565,136,438
======================================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $615,099,984)                                                      615,099,984
======================================================================================================


U.S. TREASURY SECURITIES-3.90%(a)

  U.S. Treasury Bills                                  0.31%     11/05/09        5,000       4,997,201
------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     11/12/09        5,000       4,996,950
------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     12/03/09       10,000       9,993,413
------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-(CONTINUED)

  U.S. Treasury Bills                                  0.45%     06/03/10     $  5,000    $  4,982,813
======================================================================================================
     Total U.S. Treasury Securities (Cost
       $24,970,377)                                                                         24,970,377
======================================================================================================
TOTAL INVESTMENTS(c)-99.97% (Cost $640,070,361)                                            640,070,361
======================================================================================================
OTHER ASSETS LESS LIABILITIES-0.03%                                                            192,112
======================================================================================================
NET ASSETS-100.00%                                                                        $640,262,473
______________________________________________________________________________________________________
======================================================================================================




Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(c)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

TAX-FREE CASH RESERVE PORTFOLIO



                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-100.27%

ALABAMA-0.19%

  Pell City (City of) Special Care Facilities
     Financing Authority (Noland Health Services,
     Inc.); Series 2009 A, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                       0.30%     12/01/39     $ 3,000     $    3,000,000
========================================================================================================


ARIZONA-1.30%

  Casa Grande (City of) Industrial Development
     Authority (Center Park Apartments); Series
     2001 A, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.35%     06/15/31       2,010          2,010,000
--------------------------------------------------------------------------------------------------------
  Casa Grande (City of) Industrial Development
     Authority (Quail Gardens Apartments); Series
     2001 A, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.35%     06/15/31       1,885          1,885,000
--------------------------------------------------------------------------------------------------------
  JPMorgan Chase PUTTERs (Greater Arizona
     Development Authority); Series 2007-2056, VRD
     Infrastructure RB(b)(c)(d)                        0.47%     08/01/15       7,490          7,490,000
--------------------------------------------------------------------------------------------------------
  Maricopa (County of) Industrial Development
     Authority (Gran Victoria Housing, LLC);
     Series 2000 A, VRD MFH RB (CEP-Federal
     National Mortgage Association)(b)                 0.32%     04/15/30       4,775          4,775,000
--------------------------------------------------------------------------------------------------------
  Pima (County of) Industrial Development
     Authority (Delaware Military Academy, Inc.);
     Series 2008, VRD Charter School RB (LOC-PNC
     Bank, N.A.)(a)(b)                                 0.29%     09/01/38       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Tucson (City of) Industrial Development
     Authority (La Entrada Apartments); Series
     2001, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.32%     07/15/31       1,750          1,750,000
--------------------------------------------------------------------------------------------------------
  Yuma (City of) Industrial Development Authority
     (El Encanto Apartments); Series 2003, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(b)                                   0.32%     04/15/33       1,575          1,575,000
========================================================================================================
                                                                                              20,685,000
========================================================================================================


COLORADO-3.58%

  Adams (County of) (Hunters Cove); Series 1985 A,
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(b)(d)                                      0.33%     01/15/14       6,350          6,350,000
--------------------------------------------------------------------------------------------------------
  Citibank Eagle Tax-Exempt Trust (Regional
     Transportation District); J Series 2006-0120
     A, VRD COP(b)(c)(d)                               0.39%     11/01/36       8,510          8,510,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Southeastern Baptist
     Theological Seminary); Series 2005, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     03/01/25       7,920          7,920,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Trinity School of
     Durham & Chapel Hill); Series 2006, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     09/01/26       3,900          3,900,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Wesleyan Christian
     Academy); Series 2007, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                        0.33%     05/01/32       7,970          7,970,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Catholic Health Initiatives); Series 2008 C-
     4, VRD RB(b)                                      3.75%     10/01/41       1,000          1,004,257
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Crossroads); Series 2003 A, VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                 0.37%     11/01/28       1,210          1,210,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (The Evangelical Lutheran Good Samaritan
     Society); Series 2008, Ref. VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                 0.32%     06/01/15       3,800          3,800,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of); Series 2009 A, General Fund
     TRAN                                              2.00%     06/25/10       5,000          5,063,112
--------------------------------------------------------------------------------------------------------
  Colorado Springs (City of) (Cook Communications
     Ministries); Series 2002, VRD IDR (LOC-Bank
     of America, N.A.)(a)(b)                           0.35%     03/01/17       1,900          1,900,000
--------------------------------------------------------------------------------------------------------
  Meridian Ranch Metropolitan District; Series
     2009, Ref. VRD Limited Tax GO (LOC-U.S. Bank,
     N.A.)(a)(b)                                       0.39%     12/01/38       2,135          2,135,000
--------------------------------------------------------------------------------------------------------
  Pitkin (County of) (Centennial-Aspen II LP);
     Series 1996 A, Ref. VRD MFH RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                 0.37%     12/01/24       4,735          4,735,000
--------------------------------------------------------------------------------------------------------
  Pueblo (County of) (El Pueblo Boys' & Girls'
     Ranch, Inc.); Series 2003, VRD Development RB
     (LOC-U.S. Bank, N.A.)(a)(b)                       0.37%     12/01/23       2,575          2,575,000
========================================================================================================
                                                                                              57,072,369
========================================================================================================


DISTRICT OF COLUMBIA-0.29%

  District of Columbia (Washington Center for
     Internships & Academic Seminars); Series
     2009, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                        0.33%     02/01/48       4,700          4,700,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
FLORIDA-5.36%

  Broward (County of) Housing Finance Authority
     (Reflections Apartments); Series 1999, Ref.
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(b)                                         0.30%     12/01/29     $ 4,930     $    4,930,000
--------------------------------------------------------------------------------------------------------
  Cape Coral (City of); Series 2009, Commercial
     Paper Notes (LOC-Bank of America, N.A.)(a)        0.43%     10/05/09      15,569         15,569,000
--------------------------------------------------------------------------------------------------------
  Collier (County of) Health Facilities Authority
     (The Moorings, Inc.); Series 2000, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.30%     12/01/24       6,425          6,425,000
--------------------------------------------------------------------------------------------------------
  Florida (State of) Development Finance Corp.
     (The Wellness Community-Southwest Florida,
     Inc.); Series 2009, VRD IDR (LOC-Harris
     N.A.)(a)(b)                                       0.36%     08/01/34       5,500          5,500,000
--------------------------------------------------------------------------------------------------------
  Florida Gulf Coast University Financing Corp.
     (Housing Project); Series 2005 A, VRD Capital
     Improvement RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.34%     02/01/35       1,360          1,360,000
--------------------------------------------------------------------------------------------------------
  Hillsborough (County of) Industrial Development
     Authority (Tampa Metropolitan Area YMCA);
     Series 2000, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.35%     03/01/25       4,550          4,550,000
--------------------------------------------------------------------------------------------------------
  Indian River (County of) (Saint Edwards School,
     Inc.); Series 1999, VRD RB (LOC-Wells Fargo
     Bank, N.A.)(a)(b)                                 0.33%     07/01/27       1,450          1,450,000
--------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Health Facilities
     Authority (University of Florida Jacksonville
     Physicians, Inc.); Series 2002, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                 0.40%     06/01/22       9,735          9,735,000
--------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Housing Finance Authority
     (St. Augustine Apartments); Series 2006, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     07/15/33       3,830          3,830,000
--------------------------------------------------------------------------------------------------------
  JPMorgan Chase PUTTERs (Palm Beach (County of)
     Solid Waste Authority); Series 2009-3419, VRD
     Improvement RB(b)(c)(d)                           0.42%     04/01/17       2,275          2,275,000
--------------------------------------------------------------------------------------------------------
  Miami-Dade (County of) Educational Facilities
     Authority (Carlos Albizu University); Series
     2000, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.38%     12/01/25       1,900          1,900,000
--------------------------------------------------------------------------------------------------------
  Miami-Dade (County of) Industrial Development
     Authority (Gulliver Schools); Series 2000,
     VRD RB (LOC-Bank of America, N.A.)(a)(b)          0.35%     09/01/29       2,450          2,450,000
--------------------------------------------------------------------------------------------------------
  North Miami (City of) (Miami Country Day School,
     Inc.); Series 1999, VRD Educational
     Facilities RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.35%     08/01/19       1,170          1,170,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Housing Finance Authority
     (Palm Key Apartments); Series 1997 C, Ref.
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(b)                                         0.30%     07/01/32       8,150          8,150,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Housing Finance Authority
     (Post Fountains at Lee Vista); Series 1997 E,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.33%     06/01/25       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Christian Prison Ministry, Inc.);
     Series 2005, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                  0.33%     11/01/30       5,310          5,310,000
--------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (Comprehensive Alcoholism
     Rehabilitation Programs, Inc.); Series 2000,
     VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)         0.48%     04/01/20       3,225          3,225,000
--------------------------------------------------------------------------------------------------------
  Sarasota (County of) Health Facilities Authority
     (Bay Village of Sarasota, Inc.); Series 1998,
     VRD RB (LOC-Bank of America, N.A.)(a)(b)(d)       0.35%     12/01/23       6,400          6,400,000
========================================================================================================
                                                                                              85,429,000
========================================================================================================


GEORGIA-3.89%

  Cobb (County of) Development Authority (Mt.
     Paran Christian School, Inc.); Series 2002,
     VRD Educational Facilities RB (LOC-Wells
     Fargo Bank, N.A.)(a)(b)                           0.33%     07/01/22       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  Columbia (County of) Residential Care Facilities
     for The Elderly Authority (Augusta Resource
     Center on Aging Inc.-Brandon Wilde Lifecare
     Community Center); Series 1990, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.33%     01/01/21       2,970          2,970,000
--------------------------------------------------------------------------------------------------------
  Forsyth (County of) Development Authority
     (Pinecrest Academy Inc.); Series 2000, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     09/01/25       9,090          9,090,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Catholic Education of North Georgia, Inc.);
     Series 2002, Educational Facilities VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.33%     04/01/28       3,470          3,470,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (Doris
     & Alex Weber Jewish Community High School,
     Inc.); Series 2006, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                        0.33%     12/01/30       4,600          4,600,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (King's
     Ridge Christian School); Series 2006, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     05/01/26       7,000          7,000,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

  Fulton (County of) Development Authority (Mount
     Vernon Presbyterian School, Inc.); Series
     2005, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                        0.33%     08/01/35     $ 4,300     $    4,300,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (The
     Atlanta Academy, Inc.); Series 2008, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     04/01/33       4,700          4,700,000
--------------------------------------------------------------------------------------------------------
  Glynn (County of) School District; Series 2007,
     Unlimited Sales Tax GO                            5.00%     11/01/09       1,945          1,959,571
--------------------------------------------------------------------------------------------------------
  Gwinnett (County of) Housing Authority (The
     Greens Apartments); Series 1995, Ref. VRD MFH
     RB (CEP-Federal National Mortgage
     Association)(b)                                   0.31%     06/15/25       3,600          3,600,000
--------------------------------------------------------------------------------------------------------
  Houston (County of) Hospital Authority; Series
     2002, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     10/01/14       5,885          5,885,000
--------------------------------------------------------------------------------------------------------
  Roswell (City of) Housing Authority (Chambrel at
     Roswell); Series 2002, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.35%     11/15/32       3,920          3,920,000
--------------------------------------------------------------------------------------------------------
  Roswell (City of) Housing Authority (Wood
     Crossing Apartments); Series 1994, Ref. VRD
     MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(b)(d)                                      0.33%     08/01/24       3,200          3,200,000
--------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (The Savannah Country Day School,
     Inc.); Series 2007, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                        0.33%     05/01/32       5,400          5,400,000
========================================================================================================
                                                                                              62,094,571
========================================================================================================


IDAHO-1.29%

  Custer (County of) (Standard Oil Co.); Series
     1983, VRD PCR(e)                                  0.75%     10/01/09      20,500         20,500,000
========================================================================================================


ILLINOIS-17.93%

  Aurora (City of) Kane, DuPage, Will & Kendall
     (Counties of) (Aurora University); Series
     2004, VRD Economic Development RB (LOC-Harris
     N.A.)(a)(b)                                       0.36%     03/01/35       7,450          7,450,000
--------------------------------------------------------------------------------------------------------
  Channahon (Village of) (Morris Hospital); Series
     2003 D, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)        0.31%     12/01/32       2,775          2,775,000
--------------------------------------------------------------------------------------------------------
  Chicago (City of); Series 1993 B, Ref. Unlimited
     Tax GO                                            5.00%     01/01/10       2,860          2,901,480
--------------------------------------------------------------------------------------------------------
  DuPage (County of) (Benet Academy Capital
     Building Project); Series 2000, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)(d)              0.33%     04/01/30       3,370          3,370,000
--------------------------------------------------------------------------------------------------------
  Elgin (City of) (Judson College); Series 2006,
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)      0.32%     06/01/36       7,870          7,870,000
--------------------------------------------------------------------------------------------------------
  Glendale Heights (Village of) (Glendale Lakes);
     Series 2000, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(b)                      0.35%     03/01/30      14,845         14,845,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Aurora Central Catholic High
     School); Series 1994, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                           0.41%     04/01/24       4,370          4,370,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Chicago Shakespeare Theater);
     Series 1999, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(d)                                    0.33%     01/01/19       4,100          4,100,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Embers Elementary School); Series
     2002, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(d)                                    0.33%     04/01/32       2,050          2,050,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Fenwick High School); Series 1997,
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)      0.32%     03/01/32      10,800         10,800,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Foundation for Safety & Health);
     Series 1992, VRD Safety Education RB
     (LOC-Bank of America, N.A.)(a)(b)(d)              0.35%     10/01/17       4,000          4,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Institute of Gas Technology);
     Series 1999, VRD IDR (LOC-Harris N.A.)(a)(b)      0.36%     09/01/24       1,600          1,600,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Museum of Contemporary Art);
     Series 1994, VRD RB (LOC-JPMorgan Chase Bank,
     N.A. & Northern Trust Co.)(a)(b)                  0.35%     02/01/29      27,200         27,200,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Providence-St. Mel School); Series
     2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     06/01/37       6,875          6,875,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Radiological Society of North
     America, Inc.); Series 1997, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(d)          0.32%     06/01/17       3,245          3,245,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (St. Ignatius College Prep.);
     Series 2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.41%     06/01/32       1,500          1,500,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Illinois (State of) Development Finance
     Authority (Uhlich Children's Home); Series
     2002, VRD IDR (LOC-Harris N.A.)(a)(b)             0.36%     10/01/33     $ 5,600     $    5,600,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Village of Oak Park Residence
     Corp.); Series 2001, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)(d)                           0.33%     07/01/41       3,500          3,500,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (West Central Illinois Educational
     Telecommunications Corp.); Series 2002, VRD
     RB (LOC-Bank of America, N.A.)(a)(b)              0.43%     09/01/32       3,320          3,320,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Cultural Pooled Financing
     Program); Series 1985, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                           0.36%     12/01/25       1,155          1,155,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Advocate
     Health Care Network);
     Series 2008 A-1, VRD RB(b)                        0.65%     11/01/30       9,465          9,465,000
--------------------------------------------------------------------------------------------------------
     Series 2008 A-2, VRD RB(b)                        0.75%     11/01/30      15,735         15,735,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Dominican
     University); Series 2006, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     03/01/36       2,735          2,735,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Joan W. &
     Irving B. Harris Theater for Music and
     Dance); Series 2005, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                              0.46%     03/01/40       3,050          3,050,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Latin
     School of Chicago);
     Series 2005 A, Ref. VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                           0.32%     08/01/28       8,675          8,675,000
--------------------------------------------------------------------------------------------------------
     Series 2005 B, Ref. VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                           0.32%     08/01/35       7,490          7,490,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Loyola
     University of Chicago Financing Program);
     Series 2008, Commercial Paper RN
     (LOC-JPMorgan Chase Bank, N.A.)(a)                0.50%     09/14/09      20,000         20,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Northwestern University); Series 2008 B, VRD
     RB(b)                                             0.60%     12/01/46      15,000         15,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Provena
     Health);
     Series 2009 C, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                 0.32%     08/15/44      20,000         20,000,000
--------------------------------------------------------------------------------------------------------
     Series 2009 D, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                 0.32%     08/15/44      12,500         12,500,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Sunshine
     Through Golf Foundation); Series 2004 A, VRD
     RB (LOC-Federal Home Loan Bank of
     Chicago)(a)(b)                                    0.33%     11/01/24       2,100          2,100,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Memorial Medical Center); Series 1985 C, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)          0.36%     01/01/16       6,530          6,530,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 C, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                 0.32%     08/01/15       9,850          9,850,000
--------------------------------------------------------------------------------------------------------
     Series 1985 D, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                 0.32%     08/01/15      15,200         15,200,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (The Cradle Society); Series 1998, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     04/01/33       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Naperville (City of) (DuPage Children's Museum);
     Series 2000, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     06/01/30       4,400          4,400,000
--------------------------------------------------------------------------------------------------------
  University of Illinois Board of Trustees (UIC
     South Campus Development); Series 2008, Ref.
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)      0.32%     01/15/22       9,500          9,500,000
========================================================================================================
                                                                                             285,756,480
========================================================================================================


INDIANA-2.90%

  Fort Wayne (City of) (University of Saint
     Francis); Series 2008, VRD Economic
     Development RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.30%     08/01/28       1,800          1,800,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Eiteljorg Museum of American Indians &
     Western Art, Inc.); Series 2004, VRD
     Educational Facilities RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                 0.32%     02/01/24       8,700          8,700,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indiana Historical Society, Inc.); Series
     1996, VRD Educational Facilities RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(d)          0.32%     08/01/31       1,600          1,600,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indianapolis Museum of Art, Inc.); Series
     2004, VRD Educational Facilities RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     02/01/39       6,400          6,400,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Educational Facilities
     Authority (Marian College); Series 2003, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)          0.32%     04/01/24       3,470          3,470,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

  Indiana (State of) Educational Facilities
     Authority (Wabash College); Series 2003, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)          0.35%     12/01/23     $ 3,850     $    3,850,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Clark Memorial Hospital); Series
     2004 A, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     04/01/24       6,400          6,400,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Community Hospitals); Series 1997
     A, VRD Hospital RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     07/01/27       8,000          8,000,000
--------------------------------------------------------------------------------------------------------
  Indianapolis (City of) Local Public Improvement
     Bond Bank; Series 2009 C, RN                      0.78%     01/15/10       6,050          6,050,000
========================================================================================================
                                                                                              46,270,000
========================================================================================================


IOWA-0.25%

  Iowa (State of) Finance Authority (Cedarwood
     Hills Apartments); Series 2001 A, VRD MFH RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)         0.32%     05/01/31       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  Iowa (State of) Finance Authority (Morningside
     College); Series 2002, VRD Private College
     Facility RB (LOC-U.S. Bank, N.A.)(a)(b)           0.37%     10/01/32       1,225          1,225,000
--------------------------------------------------------------------------------------------------------
  Iowa (State of) Finance Authority (YMCA &
     Rehabilitation Center); Series 2000, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                 0.38%     04/01/25         750            750,000
========================================================================================================
                                                                                               3,975,000
========================================================================================================


KANSAS-0.14%

  Olathe (City of) (YMCA of Greater Kansas City);
     Series 2002 B, VRD Recreational Facilities RB
     (LOC-Bank of America, N.A.)(a)(b)                 0.38%     11/01/18       2,235          2,235,000
========================================================================================================


LOUISIANA-2.27%

  Denham Springs (City of) Economic Development
     District (Bass Pro Shops);
     Series 2007 A, VRD Sales Tax Increment RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.34%     01/01/37       5,060          5,060,000
--------------------------------------------------------------------------------------------------------
     Series 2007 B, VRD Sales Tax Increment RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.34%     01/01/37      31,130         31,130,000
========================================================================================================
                                                                                              36,190,000
========================================================================================================


MARYLAND-3.01%

  Baltimore (County of) (Blue Circle Inc.); Series
     1992, Ref. VRD Economic Development RB
     (LOC-BNP Paribas)(a)(b)(e)                        0.32%     12/01/17       7,900          7,900,000
--------------------------------------------------------------------------------------------------------
  Baltimore (County of) (Metropolitan District);
     Series 2008, Commercial Paper BAN                 0.35%     10/07/09      17,000         17,000,000
--------------------------------------------------------------------------------------------------------
  Howard (County of) (Norbel School, Inc.); Series
     2001, VRD Economic Development RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                        0.33%     02/01/28       4,785          4,785,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (Associated Catholic Charities, Inc.
     Facility); Series 2004, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     10/01/29       1,400          1,400,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (Baltimore Symphony Endowment Trust); Series
     2008, VRD RB (LOC-PNC Bank, N.A.)(a)(b)           0.29%     11/01/28       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (eMerge, Inc.); Series 2006 A, Ref. VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     04/01/22       1,155          1,155,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (Providence Center, Inc. Facility); Series
     2005, VRD RB (LOC-PNC Bank, N.A.)(a)(b)           0.29%     05/03/27       2,805          2,805,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Archdiocese of
     Baltimore Schools); Series 2007, VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     07/01/37       1,840          1,840,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Bishop McNamara High
     School); Series 2007, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     07/01/32       4,050          4,050,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Industrial Development
     Financing Authority (Baltimore International
     College Facility); Series 2005, VRD Economic
     Development RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                        0.33%     11/01/30       4,600          4,600,000
========================================================================================================
                                                                                              48,035,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
MASSACHUSETTS-2.52%

  Concord (Town of); Series 2009, School Unlimited
     Tax GO BAN                                        1.00%     01/28/10     $12,500     $   12,524,356
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (MassDevelopment CP Program 5); Series
     2007, Commercial Paper RN (LOC-TD Bank,
     N.A.)(a)                                          0.40%     10/06/09      17,600         17,600,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Harrington Memorial
     Hospital, Inc.); Series 2008 A, VRD RB
     (LOC-TD Bank, N.A.)(a)(b)                         0.31%     07/01/38       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Partners Healthcare
     System); Series 2008 H-1, Commercial Paper RB     0.45%     10/02/09       5,000          5,000,000
========================================================================================================
                                                                                              40,124,356
========================================================================================================


MICHIGAN-2.45%

  Michigan (State of) Housing Development
     Authority (Courtyards of Taylor Apartments);
     Series 2002 A, VRD Limited Obligation MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.32%     08/15/32       1,615          1,615,000
--------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Evangelical
     Homes of Michigan); Series 2008, VRD Limited
     Obligation RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.33%     05/01/37       9,800          9,800,000
--------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Michigan
     Heartland Goodwill Industries, Inc.); Series
     2005, VRD Limited Obligation RB (LOC-Bank of
     America, N.A.)(a)(b)                              0.33%     09/01/25       1,510          1,510,000
--------------------------------------------------------------------------------------------------------
  Saline (City of) Economic Development Corp.
     (Evangelical Homes of Michigan-Brecon
     Village); Series 1997, VRD Limited Obligation
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)          0.32%     11/01/25       9,300          9,300,000
--------------------------------------------------------------------------------------------------------
  Southfield (City of) Economic Development Corp.
     (Lawrence Technological University);
     Series 2000, VRD Limited Obligation RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     02/01/35       5,080          5,080,000
--------------------------------------------------------------------------------------------------------
     Series 2001, VRD Limited Obligation RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     10/01/31       5,505          5,505,000
--------------------------------------------------------------------------------------------------------
  Walled Lake (City of) Consolidated School
     District; Series 2000, School Building & Site
     Unlimited Tax GO(f)(g)                            5.13%     05/01/10       6,000          6,187,640
========================================================================================================
                                                                                              38,997,640
========================================================================================================


MINNESOTA-0.68%

  Burnsville (City of) (Bridgeway Apartments LP);
     Series 2003, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(b)                 0.32%     10/15/33       1,175          1,175,000
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Independent School District
     No. 14 (Fridley); Series 2009 B, Aid
     Anticipation Ctfs. of Indebtedness Unlimited
     Tax GO                                            1.25%     09/30/10       4,000          4,026,880
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Independent School District
     No. 316 (The Greenway Schools); Series 2009
     A, Aid Anticipation Ctfs. of Indebtedness
     Unlimited Tax GO                                  1.50%     09/10/10       3,000          3,026,820
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Tax & Aid Anticipation
     Borrowing Program (Minnesota School District
     Credit Enhancement Program); Series 2009, COP     2.00%     09/10/10       1,500          1,522,603
--------------------------------------------------------------------------------------------------------
  St. Paul (City of) Housing & Redevelopment
     Authority (Highland Ridge, LP); Series 2003,
     Ref. VRD MFH RB (CEP-Federal Home Loan
     Mortgage Corp.)(b)                                0.32%     10/01/33       1,050          1,050,000
========================================================================================================
                                                                                              10,801,303
========================================================================================================


MISSISSIPPI-3.54%

  Flowood (City of) (Reflection Pointe
     Apartments); Series 2001, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     05/15/31       5,780          5,780,000
--------------------------------------------------------------------------------------------------------
  Jackson (County of); Series 1994, Ref. VRD Water
     System Unlimited Tax GO (CEP-Chevron
     Corp.)(b)                                         0.46%     11/01/24      11,000         11,000,000
--------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Chevron U.S.A. Inc.); Series 2007 C, VRD
     Gulf Opportunity Zone IDR(b)                      0.45%     12/01/30      20,000         20,000,000
--------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (CPX Gulfport ES OPAG, LLC); Series 2007 A,
     VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)         0.29%     04/01/37      12,300         12,300,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
MISSISSIPPI-(CONTINUED)

  Mississippi (State of) Business Finance Corp.
     (CPX Gulfport OPAG, LLC); Series 2007 A, VRD
     RB (LOC-Wells Fargo Bank, N.A.)(a)(b)             0.29%     04/01/37     $ 1,500     $    1,500,000
--------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (King Edward Hotel); Series 2009, VRD Gulf
     Opportunity Zone RB (LOC-Federal Home Loan
     Bank of Atlanta)(a)(b)                            0.30%     05/01/39       5,900          5,900,000
========================================================================================================
                                                                                              56,480,000
========================================================================================================


MISSOURI-3.98%

  Hannibal (City of) Industrial Development
     Authority (Hannibal Regional Hospital);
     Series 2007, VRD Health Facilities RB
     (LOC-Bank of America, N.A.)(a)(b)                 0.43%     08/01/27       7,740          7,740,000
--------------------------------------------------------------------------------------------------------
  Kansas City (City of) Industrial Development
     Authority (Gatehouse Apartments); Series
     2001, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.32%     11/15/26       1,650          1,650,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Development Finance Board
     (Center of Creative Arts); Series 2004, VRD
     Cultural Facilities RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.44%     07/01/24       2,490          2,490,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Academie Lafayette);
     Series 2003, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.38%     02/01/28       1,340          1,340,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (The Children's Mercy
     Hospital); Series 2008 A, VRD RB (LOC-UBS
     A.G.)(a)(b)(e)                                    0.31%     05/15/32      15,920         15,920,000
--------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Sun River Village Apartments);
     Series 1985, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.43%     12/01/27      14,500         14,500,000
--------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Westchester Village Apartments);
     Series 2006, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(b)                 0.35%     04/15/27       5,600          5,600,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Sugar Pines Apartments); Series
     2006, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.35%     04/15/27       9,170          9,170,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Westport Station Apartments);
     Series 2006, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(b)                 0.35%     04/15/27       4,970          4,970,000
========================================================================================================
                                                                                              63,380,000
========================================================================================================


NEW HAMPSHIRE-0.51%

  New Hampshire (State of) Health & Education
     Facilities Authority (Moore Center Services,
     Inc.); Series 2007, VRD RB (LOC-TD Bank,
     N.A.)(a)(b)                                       0.30%     09/01/37       4,180          4,180,000
--------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Riverbend Community
     Mental Health, Inc.); Series 2008, VRD RB
     (LOC-TD Bank, N.A.)(a)(b)                         0.30%     07/01/38       3,985          3,985,000
========================================================================================================
                                                                                               8,165,000
========================================================================================================


NEW MEXICO-0.64%

  Bernalillo (County of); Series 2009, TRAN            2.50%     06/30/10      10,000         10,166,307
========================================================================================================


NEW YORK-0.18%

  Dutchess (County of) Industrial Development
     Agency (Trinity-Pawling School Corp. Civic
     Facility); Series 2002, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     10/01/32       2,935          2,935,000
========================================================================================================


NORTH CAROLINA-7.41%

  Buncombe (County of) Industrial Facilities &
     Pollution Control Financing Authority (YMCA
     of Western North Carolina, Inc.); Series
     2001, VRD Recreational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.48%     11/01/23       3,530          3,530,000
--------------------------------------------------------------------------------------------------------
  Citibank Eagle Tax-Exempt Trust (North Carolina
     (State of) Capital Facilities Finance
     Agency); Series 2006-0139 A, VRD COP(b)(c)(d)     0.29%     10/01/41       2,900          2,900,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Asheville School, Inc.);
     Series 2002, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     04/01/27       3,345          3,345,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Barton College); Series 2004,
     VRD Educational Facilities RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                        0.33%     07/01/19       4,125          4,125,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

  North Carolina (State of) Capital Facilities
     Finance Agency (Gardner-Webb University);
     Series 2003, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.48%     07/01/23     $ 4,000     $    4,000,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Guilford College); Series
     2005 B, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                        0.33%     09/01/35       7,800          7,800,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (High Point University);
     Series 2008, VRD Educational Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     05/01/30       4,500          4,500,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Peace College of Raleigh,
     Inc.); Series 2004, VRD Educational
     Facilities RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     06/01/29       2,370          2,370,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Shaw University); Series
     2006, VRD Educational Facilities RB (LOC-Bank
     of America, N.A.)(a)(b)                           0.33%     10/01/26       6,165          6,165,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The O'Neal School); Series
     2007, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.33%     09/01/29       2,400          2,400,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The Summit School, Inc.);
     Series 2008, VRD Educational Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     06/01/33       5,200          5,200,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The YMCA of Greater
     Charlotte); Series 2007 B, VRD Recreational
     Facilities RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     04/01/29       6,400          6,400,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Cardinal Gibbons High
     School); Series 1999, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                              0.35%     08/01/14       2,980          2,980,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Gardner-Webb University);
     Series 1997, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)(d)                                    0.33%     07/01/17         900            900,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Queens College); Series 1999
     A, VRD RB (LOC-Bank of America, N.A.)(a)(b)       0.33%     03/01/19       4,825          4,825,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Roman Catholic Diocese of
     Charlotte, North Carolina); Series 2000, VRD
     RB (LOC-Wells Fargo Bank, N.A.)(a)(b)             0.33%     06/01/17       6,710          6,710,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Angel Medical Center, Inc.);
     Series 2007, VRD Health Care Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.33%     04/01/31       1,325          1,325,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Carolina Village, Inc.); Series
     2008 C, VRD Retirement Facilities First
     Mortgage RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     04/01/30       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Cornelia Nixon Davis Nursing
     Home, Inc.); Series 2003, VRD Health Care
     Facilities RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.48%     02/01/28       3,815          3,815,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Lincoln Health System); Series
     1996 A, VRD Hospital RB (LOC-Bank of America,
     N.A.)(a)(b)(d)                                    0.35%     04/01/16       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (WestCare Health System Obligated
     Group); Series 2002 A, VRD Hospital RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     09/01/22       7,600          7,600,000
--------------------------------------------------------------------------------------------------------
  Union (County of); Series 2009, VRD Enterprise
     Systems RB (LOC-Bank of America, N.A.)(a)(b)      0.38%     06/01/34      10,000         10,000,000
--------------------------------------------------------------------------------------------------------
  University of North Carolina Board of Governors;
     Series 2006 A, Commercial Paper Bonds             0.35%     09/21/09      12,600         12,600,000
--------------------------------------------------------------------------------------------------------
     Series 2006 A, Commercial Paper Bonds             0.40%     10/08/09       6,650          6,650,000
--------------------------------------------------------------------------------------------------------
  Wake (County of); Series 2008, Unlimited Tax GO
     BAN(f)                                            3.50%     10/15/09       2,500          2,505,334
========================================================================================================
                                                                                             118,145,334
========================================================================================================


OHIO-3.89%

  Butler (County of) (CCAO Low Cost Capital Pooled
     Financing Program); Sr. Series 2005 A, VRD
     Capital Funding RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                       0.30%     06/01/35       9,260          9,260,000
--------------------------------------------------------------------------------------------------------
  Cleveland (City of) Municipal School District;
     Series 2008, School Improvement Unlimited Tax
     GO BAN                                            2.50%     09/30/09      12,500         12,513,319
--------------------------------------------------------------------------------------------------------
  Columbus (City of) City School District; Series
     2009 B, School Facilities Construction &
     Improvement Unlimited Tax GO BAN                  1.50%     12/16/09       2,000          2,004,596
--------------------------------------------------------------------------------------------------------
  Columbus (City of) Regional Airport Authority
     (OASBO Expanded Asset Pooled Financing
     Program); Sr. Series 2005, VRD Capital
     Funding RB (LOC-U.S. Bank, N.A.)(a)(b)            0.30%     07/01/35       7,070          7,070,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

  Dublin (City of) City School District; Series
     2009, School Construction Unlimited Tax GO
     BAN                                               2.00%     10/15/09     $ 2,700     $    2,704,383
--------------------------------------------------------------------------------------------------------
  Hamilton (County of) (Drake Center, Inc.);
     Series 1999 A, VRD Hospital Facilities RB
     (LOC-U.S. Bank, N.A.)(a)(b)                       0.30%     06/01/19       5,475          5,475,000
--------------------------------------------------------------------------------------------------------
  Lorain (County of) (EMH Regional Medical
     Center); Series 2008, Ref. VRD Hospital
     Facilities RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.30%     11/01/21       6,130          6,130,000
--------------------------------------------------------------------------------------------------------
  Lorain (County of) Port Authority (St. Ignatius
     High School); Series 2008, VRD Educational
     Facilities RB (LOC-U.S. Bank, N.A.)(a)(b)         0.30%     08/02/38       2,050          2,050,000
--------------------------------------------------------------------------------------------------------
  Ohio (State of) (Goodwill Industries of the
     Miami Valley); Series 2003, VRD Economic
     Development RB (LOC-PNC Bank, N.A.)(a)(b)         0.29%     06/01/23       7,320          7,320,000
--------------------------------------------------------------------------------------------------------
  Ohio (State of) Higher Educational Facility
     Commission (Cleveland Institute of Music);
     Series 2005, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     05/01/30       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Vandalia-Butler City School District;
     Series 2009 A, School Improvement Unlimited
     Tax GO BAN                                        1.50%     03/01/10       2,000          2,007,389
--------------------------------------------------------------------------------------------------------
     Series 2009 B, School Improvement Unlimited
     Tax GO BAN                                        1.50%     03/01/10       3,000          3,011,120
========================================================================================================
                                                                                              62,045,807
========================================================================================================


OKLAHOMA-1.61%

  Oklahoma (County of) Finance Authority (Oxford
     Oaks, Watersedge & Gardens at Reding
     Apartments); Series 2000, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     07/15/30      23,695         23,695,000
--------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Industries Authority
     (Oklahoma Christian University); Series 2005,
     VRD Educational Facility RB (LOC-Bank of
     America, N.A.)(a)(b)                              0.42%     12/01/35       2,000          2,000,000
========================================================================================================
                                                                                              25,695,000
========================================================================================================


OREGON-1.55%

  Portland (City of) (The South Park Block);
     Series 1988 A, Ref. VRD MFH RB (LOC-Harris
     N.A.)(a)(b)                                       0.30%     12/01/11      10,750         10,750,000
--------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Oregon (State of)
     Department of Administrative Services);
     Series 11742, VRD COP(b)(c)(d)                    0.42%     05/01/32      14,000         14,000,000
========================================================================================================
                                                                                              24,750,000
========================================================================================================


PENNSYLVANIA-5.17%

  Allegheny (County of) Hospital Development
     Authority (Central Blood Bank); Series 1992,
     VRD Health Facilities RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     12/01/10       2,225          2,225,000
--------------------------------------------------------------------------------------------------------
  Allegheny (County of) Hospital Development
     Authority (The Children's Home of
     Pittsburgh); Series 2006 B, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                 0.29%     06/01/35       5,250          5,250,000
--------------------------------------------------------------------------------------------------------
  Allegheny (County of) Industrial Development
     Authority (Eleven Parkway Center Associates);
     Series 1992, Ref. VRD Commercial Development
     RB (LOC-PNC Bank, N.A.)(a)(b)                     0.29%     12/15/12       1,795          1,795,000
--------------------------------------------------------------------------------------------------------
  Allegheny (County of) Industrial Development
     Authority (Oakland Catholic High School);
     Series 2007, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     06/01/38       1,440          1,440,000
--------------------------------------------------------------------------------------------------------
  Allegheny (County of) Industrial Development
     Authority (United Jewish Federation of
     Greater Pittsburgh); Series 1995 B, VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)(d)                     0.29%     10/01/25       3,150          3,150,000
--------------------------------------------------------------------------------------------------------
  Benzinger (Township of) Hospital Authority (Elk
     Regional Health System); Series 2000, VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     12/01/30       1,240          1,240,000
--------------------------------------------------------------------------------------------------------
  Butler (County of) General Authority (New Castle
     Area School District); Series 2009 A, VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     03/01/29       3,140          3,140,000
--------------------------------------------------------------------------------------------------------
  Cumberland (County of) Municipal Authority
     (LSN/TLS Obligated Group); Series 2003 A, VRD
     RB (LOC-Wells Fargo Bank, N.A.)(a)(b)             0.33%     01/01/33       1,050          1,050,000
--------------------------------------------------------------------------------------------------------
  Fayette (County of) Hospital Authority (Mt.
     Macrina Manor); Series 2002, Ref. VRD Sr.
     Health & Housing Facilities RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.39%     09/01/18       3,065          3,065,000
--------------------------------------------------------------------------------------------------------
  Haverford (Township of) School District; Series
     2009, VRD Limited Tax GO (LOC-TD Bank,
     N.A.)(a)(b)                                       0.30%     03/01/30       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Hazleton (City of) Area Industrial Development
     Authority (MMI Preparatory School); Series
     1999, VRD RB (LOC-PNC Bank, N.A.)(a)(b)(d)        0.29%     10/01/24       2,650          2,650,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

  Lebanon (County of) Health Facilities Authority
     (E.C.C. Retirement Village); Series 2000, VRD
     RB (LOC-PNC Bank, N.A.)(a)(b)                     0.32%     10/15/25     $ 9,315     $    9,315,000
--------------------------------------------------------------------------------------------------------
  Luzerne (County of) Convention Center Authority;
     Series 2008 A, VRD Hotel Room Rental Tax RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     09/01/28       2,480          2,480,000
--------------------------------------------------------------------------------------------------------
  Luzerne (County of) Industrial Development
     Authority; Series 2005, VRD Gtd. Lease RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     11/01/26       2,400          2,400,000
--------------------------------------------------------------------------------------------------------
  Montgomery (County of) Industrial Development
     Authority (LaSalle College High School);
     Series 2008, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     11/01/38       1,875          1,875,000
--------------------------------------------------------------------------------------------------------
  Northeastern Pennsylvania (Region of) Hospital &
     Education Authority (Danville Area School
     District); Series 2009, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     05/01/38       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Mercy Health System of
     Southeastern Pennsylvania); Series 1999 E-1,
     VRD RB (LOC-PNC Bank, N.A.)(a)(b)                 0.29%     09/01/19       1,100          1,100,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Pennsylvania Treasury
     Department Hospital Enhancement Loan Program-
     J.C. Blair Memorial Hospital); Series 2007 A-
     1, VRD RB (LOC-PNC Bank, N.A.)(a)(b)              0.29%     03/01/19       3,470          3,470,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Kings
     College); Series 2003 L-2, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                 0.29%     05/01/18       1,660          1,660,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Mercyhurst
     College); Series 1999 E-1, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                 0.29%     11/01/19       1,485          1,485,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Moore College
     of Art & Design); Series 2000 F-1, VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)(d)                     0.29%     05/01/20       2,050          2,050,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Rosemont
     College); Series 2004 O, VRD RB (LOC-Wells
     Fargo Bank, N.A.)(a)(b)                           0.31%     11/01/34       5,500          5,500,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-The Waynesburg
     College); Series 2004 N-2, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                 0.29%     05/01/34       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Quakertown (Borough of) General Authority
     (Pooled Financing Program); Series 1996 A,
     VRD RB (LOC-PNC Bank, N.A.)(a)(b)                 0.31%     07/01/26       4,010          4,010,000
--------------------------------------------------------------------------------------------------------
  Ridley (Township of) School District; Series
     2009, VRD Unlimited Tax GO (LOC-TD Bank,
     N.A.)(a)(b)                                       0.30%     11/01/29       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Upper Dauphin Industrial Development Authority
     (United Church of Christ Homes, Inc.); Series
     2001, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     12/01/26       6,000          6,000,000
========================================================================================================
                                                                                              82,350,000
========================================================================================================


RHODE ISLAND-0.94%

  Rhode Island (State of) & Providence
     Plantations; Series 2009, Unlimited GO TAN        2.50%     06/30/10       7,425          7,546,271
--------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (St. Andrew's School); Series
     1999, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)          0.34%     12/01/29       7,375          7,375,000
========================================================================================================
                                                                                              14,921,271
========================================================================================================


SOUTH CAROLINA-3.38%

  Charleston (County of); Series 2009 B, Ref.
     Unlimited Tax GO                                  2.00%     08/01/10       1,200          1,214,193
--------------------------------------------------------------------------------------------------------
  JPMorgan Chase PUTTERs (Berkeley (County of)
     School District); Series 2008-3253, VRD
     School Building Unlimited Tax GO(b)(c)(d)         0.44%     01/15/10       5,090          5,090,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Non-profit Institutions
     of Higher Learning (Columbia College); Series
     2001, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.38%     12/01/22       7,900          7,900,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Non-profit Institutions
     of Higher Learning (Morris College); Series
     1997, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(d)                                    0.38%     07/01/17         800            800,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Housing Finance &
     Development Authority (Runaway Bay
     Apartments); Series 2005, Ref. VRD MFH Rental
     RB (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     11/15/35       7,465          7,465,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

  South Carolina (State of) Jobs-Economic
     Development Authority (Heathwood Hall
     Episcopal School); Series 2001, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.33%     08/01/29     $ 1,200     $    1,200,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Lexington-Richland
     Alcohol & Drug Abuse Council Inc.); Series
     2009, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                        0.33%     05/01/39       4,500          4,500,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Porter-Gaud School);
     Series 2008, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     12/01/33      12,000         12,000,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (YMCA of Greenville);
     Series 2007, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     03/01/28       8,652          8,652,000
--------------------------------------------------------------------------------------------------------
  Spartanburg (County of) School District No. 2;
     Series 2009, Unlimited Tax GO                     3.00%     04/01/10       5,000          5,073,783
========================================================================================================
                                                                                              53,894,976
========================================================================================================


TENNESSEE-0.98%

  Chattanooga (City of) Health, Educational &
     Housing Facility Board (Windridge
     Apartments); Series 2003 A, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     05/15/33       3,175          3,175,000
--------------------------------------------------------------------------------------------------------
  Jackson (City of) Health, Educational & Housing
     Facility Board (Post House Jackson
     Apartments); Series 2002, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     10/15/32       3,970          3,970,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Hickory Trace Apartments);
     Series 2003, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(b)                      0.35%     03/01/33       4,750          4,750,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (The Park at Hermitage);
     Series 2004, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(b)                 0.30%     02/15/34       3,695          3,695,000
========================================================================================================
                                                                                              15,590,000
========================================================================================================


TEXAS-8.99%

  Arlington (City of);
     Series 2005 A, GO Commercial Paper Notes          0.40%     10/02/09       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
     Series 2005 A, GO Commercial Paper Notes          0.45%     10/14/09       7,500          7,500,000
--------------------------------------------------------------------------------------------------------
  Austin (City of) Housing Finance Corp. (Stassney
     Woods Apartments); Series 2004 A, Ref. VRD
     MFH RB (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     10/15/32       3,350          3,350,000
--------------------------------------------------------------------------------------------------------
  Bexar (County of) Housing Finance Corp.
     (Northwest Trails Apartments); Series 2004,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.32%     12/15/34       3,130          3,130,000
--------------------------------------------------------------------------------------------------------
  Dallas (County of) Community College District;
     Series 2009, Limited Tax GO                       1.50%     02/15/10       1,975          1,983,941
--------------------------------------------------------------------------------------------------------
  Denton (City of); Series 2009, Ref. Limited Tax
     GO                                                4.00%     02/15/10       1,325          1,344,946
--------------------------------------------------------------------------------------------------------
  Garland (City of); Series 2008, GO Commercial
     Paper Notes                                       0.40%     09/03/09      17,000         17,000,000
--------------------------------------------------------------------------------------------------------
  Gulf Coast Industrial Development Authority
     (Petrounited Terminals, Inc.); Series 1989,
     Ref. VRD RB (LOC-BNP Paribas)(a)(b)(d)(e)         0.32%     11/01/19       3,600          3,600,000
--------------------------------------------------------------------------------------------------------
  Harris (County of) Cultural Education Facilities
     Finance Corp. (Methodist Hospital System);
     Series 2009 C-1, Ref. RB                          0.55%     01/05/10       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Hockley (County of) Industrial Development Corp.
     (Amoco Corp.);
     Series 1983, VRD PCR(b)(e)                        0.75%     03/01/14      29,000         29,000,000
--------------------------------------------------------------------------------------------------------
     Series 1985, VRD PCR(b)(e)                        0.72%     11/01/19       9,000          9,000,000
--------------------------------------------------------------------------------------------------------
  Houston (City of) Higher Education Finance Corp.
     (Tierwester Oaks & Richfield Manor); Series
     2003 A, VRD Housing RB (LOC-Bank of New York
     Mellon)(a)(b)                                     1.20%     03/01/33       5,820          5,820,000
--------------------------------------------------------------------------------------------------------
  JPMorgan Chase PUTTERs (Spring Branch
     Independent School District); Series 2009-
     3377, VRD Limited Tax Schoolhouse GO(b)(c)(d)     0.34%     02/01/15       2,250          2,250,000
--------------------------------------------------------------------------------------------------------
  McKinney (City of) Independent School District;
     Series 2009, Ref. School Building Unlimited
     Tax GO                                            4.00%     02/15/10       4,645          4,715,227
--------------------------------------------------------------------------------------------------------
  Metropolitan Higher Education Authority
     (University of Dallas); Series 1999, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.38%     05/01/19       9,100          9,100,000
--------------------------------------------------------------------------------------------------------
  San Gabriel (City of) Health Facilities
     Development Corp. (YMCA of Greater Williamson
     County); Series 2005, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                           0.32%     04/01/26       4,805          4,805,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Tarrant (County of) Cultural Education
     Facilities Finance Corp. (Forth Worth Museum
     of Science & History); Series 2008, VRD
     Incremental Draw RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)(d)                                    0.33%     06/01/38     $19,000     $   19,000,000
--------------------------------------------------------------------------------------------------------
  Tarrant (County of) Housing Finance Corp.
     (Sierra Springs Apartments); Series 1999,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.32%     02/15/27       7,760          7,760,000
--------------------------------------------------------------------------------------------------------
  Travis (County of); Series 2008, Limited Tax GO
     Ctfs.                                             3.25%     03/01/10       2,000          2,024,793
========================================================================================================
                                                                                             143,383,907
========================================================================================================


UTAH-0.17%

  Duchesne School District Municipal Building
     Authority; Series 2005, VRD Lease RB
     (LOC-U.S. Bank, N.A.)(a)(b)                       0.28%     06/01/21       2,700          2,700,000
========================================================================================================


VIRGINIA-3.41%

  Alexandria (City of) Industrial Development
     Authority (Institute for Defense Analyses);
     Series 2006, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                  0.34%     10/01/35       9,875          9,875,000
--------------------------------------------------------------------------------------------------------
  Charlottesville (City of) Industrial Development
     Authority (University of Virginia
     Foundation); Series 2006 B, VRD Educational
     Facilities RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.32%     12/01/37       2,930          2,930,000
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Economic Development
     Authority (Capital Hospice); Series 2009, VRD
     Health Care Facilities RB (LOC-Branch Banking
     & Trust Co.)(a)(b)                                0.33%     01/01/34       6,050          6,050,000
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Economic Development
     Authority (Vienna II Metrorail Station);
     First Series 1999, Parking RB(f)(g)               6.00%     09/01/09       1,650          1,683,000
--------------------------------------------------------------------------------------------------------
     First Series 1999, Parking RB(f)(g)               6.00%     09/01/09       1,750          1,785,000
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Industrial Development
     Authority (Inova Health System Foundation);
     Series 2009 A, Health Care RB                     3.00%     05/15/10       3,000          3,049,218
--------------------------------------------------------------------------------------------------------
  Newport News (City of) Industrial Development
     Authority (Christopher Newport University
     Foundations); Series 2006, VRD Educational
     Facilities RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     08/01/36       2,035          2,035,000
--------------------------------------------------------------------------------------------------------
  Norfolk (City of) Economic Development Authority
     (Sentara Healthcare); Series 2009 A, Ref. VRD
     Hospital Facilities RB(b)                         0.70%     11/01/34       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Peninsula (Port of) Authority (Dominion
     Terminals Associates); Series 1987 C, Ref.
     VRD Coal Terminal RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                       0.35%     07/01/16       9,000          9,000,000
--------------------------------------------------------------------------------------------------------
  Suffolk (City of) Redevelopment & Housing
     Authority (Oak Springs Apartments, L.L.C.);
     Series 1999, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(b)                      0.34%     12/01/19       1,390          1,390,000
--------------------------------------------------------------------------------------------------------
  Virginia (State of) Public School Authority;
     Series 2009 IX, School Educational Technology
     RN                                                1.50%     04/15/10      11,460         11,534,078
========================================================================================================
                                                                                              54,331,296
========================================================================================================


WASHINGTON-1.98%

  King (County of) Renton School District No. 403;
     Series 2009, Ref. Unlimited Tax GO                5.00%     12/01/09       3,650          3,689,704
--------------------------------------------------------------------------------------------------------
  King (County of) Seattle School District No. 1;
     Series 2007 A, Limited Tax GO                     4.00%     12/01/09       4,545          4,584,829
--------------------------------------------------------------------------------------------------------
  Seattle (City of) Housing Authority (Bayview
     Manor); Series 1994 B, VRD Low-Income Housing
     Assistance RB (LOC-U.S. Bank, N.A.)(a)(b)         0.37%     05/01/19       2,480          2,480,000
--------------------------------------------------------------------------------------------------------
  Seattle (Port of) Industrial Development Corp.
     (Sysco Food Services of Seattle, Inc.);
     Series 1994, Ref. VRD RB(b)                       0.33%     11/01/25       8,000          8,000,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Higher Education
     Facilities Authority (Cornish College of the
     Arts); Series 2003 A, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                              0.40%     12/01/33       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Gonzaga Preparatory School, Inc.); Series
     2003, VRD Non-profit RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.38%     09/01/33       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Olympic Heights Apartments); Series 2002,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.32%     09/15/20       5,165          5,165,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

  Washington (State of) Housing Finance Commission
     (Valley View Apartments); Series 2002, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(b)                                   0.32%     09/15/20     $ 2,880     $    2,880,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (YMCA of Columbia-Willamette); Series 1999,
     VRD Non-profit RB (LOC-U.S. Bank, N.A.)(a)(b)     0.28%     08/01/24       2,500          2,500,000
========================================================================================================
                                                                                              31,499,533
========================================================================================================


WISCONSIN-3.89%

  Marathon (County of); Series 2009 A, Unlimited
     Tax GO Promissory Notes                           2.50%     12/01/09       2,835          2,847,343
--------------------------------------------------------------------------------------------------------
  Milwaukee (City of) Redevelopment Authority
     (University of Wisconsin-Milwaukee
     Kenilworth); Series 2005, VRD Lease RB
     (LOC-U.S. Bank, N.A.)(a)(b)                       0.39%     09/01/40       6,375          6,375,000
--------------------------------------------------------------------------------------------------------
  Milwaukee (City of); Series 2005 V-8, VRD
     Corporate Purpose Unlimited Tax GO(b)             0.32%     02/01/25      20,200         20,200,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Concordia University of
     Wisconsin, Inc.); Series 2009, Ref. VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.39%     05/01/39       4,000          4,000,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Indian Community School
     of Milwaukee, Inc.);
     Series 2006, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     12/01/36       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
     Series 2007, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     12/01/36      11,000         11,000,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Jewish Home & Care
     Center, Inc.); Series 2006, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     03/01/36       6,500          6,500,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Lawrence University of
     Wisconsin); Series 2009, Ref. VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.39%     02/01/39       4,145          4,145,000
========================================================================================================
                                                                                              62,067,343
========================================================================================================
TOTAL INVESTMENTS(h)(i)-100.27% (Cost
  $1,598,366,493)                                                                          1,598,366,493
========================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.27)%                                                         (4,289,963)
========================================================================================================
NET ASSETS-100.00%                                                                        $1,594,076,530
________________________________________________________________________________________________________
========================================================================================================




Investment Abbreviations:

BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
Gtd.     - Guaranteed
IDR      - Industrial Development Revenue Bonds
LOC      - Letter of Credit
MFH      - Multi-Family Housing
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax-Exempt Receipts
RB       - Revenue Bonds
Ref.     - Refunding
RN       - Revenue Notes
Sr.      - Senior
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


Notes to Schedule of Investments:

(a) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(b) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(c) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2009 was $114,980,000, which represented 7.21% of the Fund's Net Assets.
(e) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(f) Advance refunded; secured by an escrow fund of U.S. Government obligations.
(g) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)   Also represents cost for federal income tax purposes.
(i) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

     ENTITIES                                                                           PERCENTAGE
     ---------------------------------------------------------------------------------------------
     JPMorgan Chase Bank, N.A.                                                             21.1%
     ---------------------------------------------------------------------------------------------
     Wells Fargo Bank, N.A.                                                                 9.5
     ---------------------------------------------------------------------------------------------
     Branch Banking & Trust Co.                                                             7.8
     ---------------------------------------------------------------------------------------------
     Bank of America, N.A.                                                                  7.5
     ---------------------------------------------------------------------------------------------
     Federal National Mortgage Association                                                  7.5
     ---------------------------------------------------------------------------------------------
     PNC Bank, N.A.                                                                         5.9
     _____________________________________________________________________________________________
     =============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2009



                                                                                                                  GOVERNMENT
                                    LIQUID ASSETS       STIC PRIME          TREASURY           GOVERNMENT        TAXADVANTAGE
                                      PORTFOLIO          PORTFOLIO         PORTFOLIO       & AGENCY PORTFOLIO      PORTFOLIO
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------

ASSETS:

Investments, at value and cost     $29,314,843,912    $4,142,704,482    $ 9,991,829,470      $ 6,647,854,365     $640,070,361
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Repurchase agreements, at value
  and cost                           2,567,529,081       324,090,075     11,770,123,131        8,316,063,065               --
================================   ===============    ==============    ===============    ==================    ============
     Total investments, at value
       and cost                     31,882,372,993     4,466,794,557     21,761,952,601       14,963,917,430      640,070,361
================================   ===============    ==============    ===============    ==================    ============
Cash                                            --            12,771                 --               13,390           49,975
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Receivables for:
  Investments sold                      12,365,166                --                 --                   --               --
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Interest                              21,720,578           158,106            284,695            1,799,831          297,791
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Fund expenses absorbed                   377,594           364,749          1,897,113              394,533           35,265
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Investment for trustee deferred
  compensation and retirement
  plans                                    395,400           201,113            174,044               63,265           38,053
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Other assets                               727,855           344,649            256,289              255,768           25,326
________________________________   _______________    ______________    _______________    __________________    ____________
================================   ===============    ==============    ===============    ==================    ============
     Total assets                   31,917,959,586     4,467,875,945     21,764,564,742       14,966,444,217      640,516,771
________________________________   _______________    ______________    _______________    __________________    ____________
================================   ===============    ==============    ===============    ==================    ============


LIABILITIES:

Payables for:
  Investments purchased                598,633,396                --        464,462,884                   --               --
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Fund shares reacquired                        55                --                 --                   --               --
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Amount due custodian                     393,627                --                 --                   --               --
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Dividends                              8,056,914           303,253            991,730            2,097,255           40,441
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Accrued fees to affiliates             1,271,009           476,652          2,353,175              872,068           95,436
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Accrued operating expenses               357,586           112,673            261,793               34,901           38,623
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Trustee deferred compensation
  and retirement plans                   2,575,874         1,023,739          1,110,978              440,524           79,798
================================   ===============    ==============    ===============    ==================    ============
     Total liabilities                 611,288,461         1,916,317        469,180,560            3,444,748          254,298
================================   ===============    ==============    ===============    ==================    ============
Net assets applicable to shares
  outstanding                      $31,306,671,125    $4,465,959,628    $21,295,384,182      $14,962,999,469     $640,262,473
________________________________   _______________    ______________    _______________    __________________    ____________
================================   ===============    ==============    ===============    ==================    ============


NET ASSETS CONSIST OF:

Shares of beneficial interest      $31,304,242,545    $4,464,875,266    $21,294,087,404      $14,962,479,481     $640,205,651
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Undistributed net investment
  income                                 2,304,696           779,191            796,235              273,795           40,011
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Undistributed net realized gain
  (loss)                                   123,884           305,171            500,543              246,193           16,811
================================   ===============    ==============    ===============    ==================    ============
                                   $31,306,671,125    $4,465,959,628    $21,295,384,182      $14,962,999,469     $640,262,473
________________________________   _______________    ______________    _______________    __________________    ____________
================================   ===============    ==============    ===============    ==================    ============
                                      TAX-FREE
                                    CASH RESERVE
                                      PORTFOLIO
--------------------------------   --------------

ASSETS:

Investments, at value and cost     $1,598,366,493
--------------------------------   --------------
Repurchase agreements, at value
  and cost                                     --
================================   ==============
     Total investments, at value
       and cost                     1,598,366,493
================================   ==============
Cash                                           --
--------------------------------   --------------
Receivables for:
  Investments sold                      3,225,000
--------------------------------   --------------
  Interest                              1,983,372
--------------------------------   --------------
  Fund expenses absorbed                  134,725
--------------------------------   --------------
Investment for trustee deferred
  compensation and retirement
  plans                                    72,322
--------------------------------   --------------
Other assets                              158,926
________________________________   ______________
================================   ==============
     Total assets                   1,603,940,838
________________________________   ______________
================================   ==============


LIABILITIES:

Payables for:
  Investments purchased                 8,254,380
--------------------------------   --------------
  Fund shares reacquired                       --
--------------------------------   --------------
  Amount due custodian                    891,166
--------------------------------   --------------
  Dividends                               100,732
--------------------------------   --------------
  Accrued fees to affiliates              168,446
--------------------------------   --------------
  Accrued operating expenses               69,796
--------------------------------   --------------
Trustee deferred compensation
  and retirement plans                    379,788
================================   ==============
     Total liabilities                  9,864,308
================================   ==============
Net assets applicable to shares
  outstanding                      $1,594,076,530
________________________________   ______________
================================   ==============


NET ASSETS CONSIST OF:

Shares of beneficial interest      $1,594,119,445
--------------------------------   --------------
Undistributed net investment
  income                                       --
--------------------------------   --------------
Undistributed net realized gain
  (loss)                                  (42,915)
================================   ==============
                                   $1,594,076,530
________________________________   ______________
================================   ==============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        SHORT-TERM INVESTMENTS TRUST

August 31, 2009


                                                                                                GOVERNMENT       GOVERNMENT
                                       LIQUID ASSETS       STIC PRIME          TREASURY          & AGENCY       TAXADVANTAGE
                                         PORTFOLIO          PORTFOLIO         PORTFOLIO          PORTFOLIO        PORTFOLIO
-----------------------------------   ---------------    --------------    ---------------    --------------    ------------


NET ASSETS:

Institutional Class                   $20,264,356,102    $2,573,720,722    $ 4,882,281,593    $9,814,844,729    $535,957,119
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Private Investment Class              $   748,744,103    $  429,979,208    $ 2,267,918,987    $  781,263,504    $ 42,922,415
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Personal Investment Class             $   145,662,783    $  181,407,070    $   211,723,223    $   17,751,988    $ 12,116,971
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Cash Management Class                 $ 3,194,408,070    $  914,098,732    $11,498,816,775    $1,924,915,875    $ 25,730,669
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Reserve Class                         $    73,019,998    $    9,340,596    $    29,733,920    $  139,398,750    $  5,747,244
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Resource Class                        $   800,343,006    $  223,531,605    $   365,409,087    $  486,522,012    $ 17,773,495
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Corporate Class                       $ 6,080,137,063    $  133,881,695    $ 2,039,500,597    $1,798,302,611    $     14,560
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                    20,262,455,303     2,574,138,897      4,881,891,723     9,814,575,825     535,893,705
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Private Investment Class                  748,686,863       430,049,832      2,267,818,160       781,207,982      42,942,208
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Personal Investment Class                 145,650,283       181,347,021        211,638,281        17,748,109      12,117,440
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Cash Management Class                   3,194,079,649       914,061,537     11,498,193,426     1,924,832,638      25,725,110
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Reserve Class                              73,017,223         9,341,830         29,708,952       139,398,619       5,745,387
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Resource Class                            800,303,906       223,502,841        365,351,864       486,480,032      17,770,627
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Corporate Class                         6,080,048,816       133,863,292      2,039,474,554     1,798,271,508          14,560
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Net asset value, offering and
  redemption price per share for
  each class                          $          1.00    $         1.00    $          1.00    $         1.00    $       1.00
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
                                        TAX-FREE
                                      CASH RESERVE
                                        PORTFOLIO
-----------------------------------   ------------


NET ASSETS:

Institutional Class                   $829,400,479
___________________________________   ____________
===================================   ============
Private Investment Class              $206,397,720
___________________________________   ____________
===================================   ============
Personal Investment Class             $  7,414,448
___________________________________   ____________
===================================   ============
Cash Management Class                 $360,427,435
___________________________________   ____________
===================================   ============
Reserve Class                         $ 14,830,931
___________________________________   ____________
===================================   ============
Resource Class                        $129,077,653
___________________________________   ____________
===================================   ============
Corporate Class                       $ 46,527,864
___________________________________   ____________
===================================   ============


SHARES OUTSTANDING, $0.01 PAR VALUE
  PER SHARE,
  UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                    829,359,918
___________________________________   ____________
===================================   ============
Private Investment Class               206,376,863
___________________________________   ____________
===================================   ============
Personal Investment Class                7,410,508
___________________________________   ____________
===================================   ============
Cash Management Class                  360,443,603
___________________________________   ____________
===================================   ============
Reserve Class                           14,827,667
___________________________________   ____________
===================================   ============
Resource Class                         129,071,970
___________________________________   ____________
===================================   ============
Corporate Class                         46,545,423
___________________________________   ____________
===================================   ============
Net asset value, offering and
  redemption price per share for
  each class                          $       1.00
___________________________________   ____________
===================================   ============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the year ended August 31, 2009



                                                                                       GOVERNMENT &     GOVERNMENT       TAX-FREE
                                       LIQUID ASSETS     STIC PRIME      TREASURY         AGENCY       TAXADVANTAGE    CASH RESERVE
                                         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------

INVESTMENT INCOME:

Interest                                $328,794,854    $70,351,228    $118,800,880     $86,956,379     $2,639,599      $32,064,698
====================================   =============    ===========    ============    ============    ============    ============


EXPENSES:

Advisory fees                             37,035,041      9,571,678      34,591,158      11,784,895        728,250        5,159,907
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Administrative services fees               1,250,701        701,433       1,201,823         863,547        152,498          529,144
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Custodian fees                             1,009,624        279,337         968,242         396,708         17,624          117,837
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Distribution fees:
  Private Investment Class                 3,561,154      2,772,949       8,079,641       3,754,826        222,350        1,162,151
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Personal Investment Class                1,010,252      2,319,285       2,563,282         175,721        125,690           73,331
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Cash Management Class                    2,864,181      1,240,081      11,689,077       1,793,949         22,267          633,670
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Reserve Class                              494,372        193,661         464,229       1,432,976         79,511          221,709
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Resource Class                           1,741,399        582,661       1,041,867       1,287,690         55,066          385,744
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Corporate Class                            906,814        138,631         635,149         326,299             29           29,811
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Transfer agent fees                        2,222,102        574,301       2,075,469       1,060,640         36,195          220,946
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Trustees' and officers' fees and
  benefits                                   784,923        239,859         723,069         351,974         28,916          105,685
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Treasury Guarantee Program Fee             8,035,286      2,847,846       5,378,059       2,195,222         86,800        1,142,712
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Other                                      1,414,496        483,465       1,089,755         489,752        161,431          366,516
====================================   =============    ===========    ============    ============    ============    ============
     Total expenses                       62,330,345     21,945,187      70,500,820      25,914,199      1,716,627       10,149,163
====================================   =============    ===========    ============    ============    ============    ============
Less: Fees waived and expenses
  reimbursed                             (15,530,500)    (7,002,115)    (22,753,253)     (3,998,491)      (879,243)      (2,057,670)
====================================   =============    ===========    ============    ============    ============    ============
     Net expenses                         46,799,845     14,943,072      47,747,567      21,915,708        837,384        8,091,493
====================================   =============    ===========    ============    ============    ============    ============
Net investment income                    281,995,009     55,408,156      71,053,313      65,040,671      1,802,215       23,973,205
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Net realized gain (loss) from
  Investment securities*                     123,884        305,215         500,543         246,194         16,810          (22,317)
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Net increase in net assets resulting
  from operations                       $282,118,893    $55,713,371    $ 71,553,856     $65,286,865     $1,819,025      $23,950,888
____________________________________   _____________    ___________    ____________    ____________    ____________    ____________
====================================   =============    ===========    ============    ============    ============    ============


* Includes net gains (losses) from securities sold to affiliates of $(23,999) for STIC Prime Portfolio.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2009 and 2008



                                                                    LIQUID ASSETS                          STIC PRIME
                                                                      PORTFOLIO                             PORTFOLIO
                                                         ----------------------------------    ----------------------------------
                                                               2009               2008               2009               2008
------------------------------------------------------   ----------------------------------    ----------------------------------

OPERATIONS:

  Net investment income                                  $   281,995,009    $   986,572,354    $    55,408,156     $  272,687,296
------------------------------------------------------   ----------------------------------    ----------------------------------
  Net realized gain                                              123,884          1,539,599            305,215              3,889
======================================================   ==================================    ==================================
     Net increase in net assets resulting from
       operations                                            282,118,893        988,111,953         55,713,371        272,691,185
======================================================   ==================================    ==================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Institutional Class                                       (206,290,882)      (773,192,230)       (32,817,124)      (146,818,532)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                    (7,319,950)       (31,025,738)        (4,020,690)       (23,117,055)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                   (1,098,666)        (2,841,961)        (2,109,396)       (13,040,776)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                      (30,960,183)      (109,567,367)       (10,697,427)       (58,987,907)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                                 (352,311)        (1,010,156)          (138,538)        (1,359,320)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                              (9,864,204)       (35,278,874)        (2,445,214)       (17,656,026)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                            (26,106,523)       (33,658,480)        (3,181,343)       (11,706,176)
======================================================   ==================================    ==================================
     Total distributions from net investment income         (281,992,719)      (986,574,806)       (55,409,732)      (272,685,792)
======================================================   ==================================    ==================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS:

  Institutional Class                                                 --           (197,561)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                            --            (10,599)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                           --               (899)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                               --            (26,909)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                                       --               (320)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                                      --             (9,119)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                                     --             (5,486)                --                 --
======================================================   ==================================    ==================================
     Total distributions from net realized gains                      --           (250,893)                --                --
======================================================   ==================================    ==================================
Share transactions-net:

  Institutional Class                                     (4,303,175,563)     6,485,194,440     (2,731,206,538)     1,825,565,067
------------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                  (126,828,864)       (10,251,643)      (270,897,781)        68,020,412
------------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                   26,894,700         37,348,782       (224,672,416)        (3,886,620)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                      195,654,142       (399,381,658)      (672,213,909)      (560,320,917)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                                3,939,027         29,830,265        (56,419,428)        34,800,968
------------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                            (409,146,795)        80,942,475       (259,113,502)       (87,586,032)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                          3,588,882,875      1,854,984,427       (255,308,233)      (227,262,617)
======================================================   ==================================    ==================================
     Net increase (decrease) in net assets resulting
       from share transactions                            (1,023,780,478)     8,078,667,088     (4,469,831,807)     1,049,330,261
======================================================   ==================================    ==================================
     Net increase (decrease) in net assets                (1,023,654,304)     8,079,953,342     (4,469,528,168)     1,049,335,654
======================================================   ==================================    ==================================


NET ASSETS:

  Beginning of year                                       32,330,325,429     24,250,372,087      8,935,487,796      7,886,152,142
======================================================   ==================================    ==================================
  End of year*                                           $31,306,671,125    $32,330,325,429    $ 4,465,959,628     $8,935,487,796
======================================================   ==================================    ==================================
  * Includes accumulated undistributed net investment
     income                                              $     2,304,696    $     2,055,978    $       779,191     $      780,767
______________________________________________________   __________________________________    __________________________________
======================================================   ==================================    ==================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2009 and 2008



                                                                     TREASURY
                                                                     PORTFOLIO                   GOVERNMENT & AGENCY PORTFOLIO
                                                        ----------------------------------    ----------------------------------
                                                              2009               2008               2009               2008
-----------------------------------------------------   ----------------------------------    ----------------------------------

OPERATIONS:

  Net investment income                                 $    71,053,313    $   335,668,195    $    65,040,671     $  132,995,480
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Net realized gain                                             500,543            796,700            246,194             21,064
=====================================================   ==================================    ==================================
     Net increase in net assets resulting from
       operations                                            71,553,856        336,464,895         65,286,865        133,016,544
=====================================================   ==================================    ==================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Institutional Class                                       (25,701,725)      (126,788,023)       (42,622,243)       (58,248,057)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                   (2,471,906)       (27,955,769)        (2,672,508)       (17,305,969)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                    (516,829)        (9,294,539)           (92,666)          (972,652)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                     (34,500,234)      (129,692,421)       (10,479,447)       (32,835,514)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                                 (41,384)        (1,376,658)          (301,499)        (2,453,107)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                             (1,598,019)       (13,276,060)        (3,340,436)        (9,649,256)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                            (6,223,216)       (27,284,725)        (5,531,872)       (11,530,925)
=====================================================   ==================================    ==================================
     Total distributions from net investment income         (71,053,313)      (335,668,195)       (65,040,671)      (132,995,480)
=====================================================   ==================================    ==================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS:

  Institutional Class                                                --           (473,796)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                           --           (118,403)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                          --            (50,942)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                              --           (448,296)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                                      --             (8,834)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                                     --            (63,609)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                                    --            (97,084)                --                 --
=====================================================   ==================================    ==================================
     Total distributions from net realized gains                     --         (1,260,964)                --                --
=====================================================   ==================================    ==================================
Share transactions-net:

  Institutional Class                                       242,973,439      1,333,176,443      7,843,243,506        642,476,996
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                1,114,086,769        (96,814,017)       276,550,984        (94,346,600)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                (259,366,509)        56,460,674        (12,012,488)         3,165,254
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                   3,941,697,008      4,723,195,817        896,833,637        297,723,799
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                              (6,658,701)       (33,371,096)         4,289,572        118,160,663
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                           (263,804,891)       253,473,111        160,815,277         28,128,419
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                         1,179,991,860        411,359,642      1,771,085,386       (290,582,602)
=====================================================   ==================================    ==================================
     Net increase (decrease) in net assets resulting
       from share transactions                            5,948,918,975      6,647,480,574     10,940,805,874        704,725,929
=====================================================   ==================================    ==================================
     Net increase (decrease) in net assets                5,949,419,518      6,647,016,310     10,941,052,068        704,746,993
=====================================================   ==================================    ==================================


NET ASSETS:

  Beginning of year                                      15,345,964,664      8,698,948,354      4,021,947,401      3,317,200,408
=====================================================   ==================================    ==================================
  End of year*                                          $21,295,384,182    $15,345,964,664    $14,962,999,469     $4,021,947,401
=====================================================   ==================================    ==================================
  * Includes accumulated undistributed net investment
     income                                             $       796,235    $       320,482    $       273,795     $      252,731
_____________________________________________________   __________________________________    __________________________________
=====================================================   ==================================    ==================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2009 and 2008



                                                                               GOVERNMENT TAXADVANTAGE
                                                                                      PORTFOLIO
                                                                            -----------------------------
                                                                                2009             2008
-------------------------------------------------------------------------   -----------------------------

OPERATIONS:

  Net investment income                                                     $  1,802,215    $  21,110,389
-------------------------------------------------------------------------   -----------------------------
  Net realized gain                                                               16,810           35,203
=========================================================================   =============================
     Net increase in net assets resulting from operations                      1,819,025       21,145,592
=========================================================================   =============================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Institutional Class                                                         (1,351,087)     (15,069,110)
-------------------------------------------------------------------------   -----------------------------
  Private Investment Class                                                      (160,241)      (1,337,006)
-------------------------------------------------------------------------   -----------------------------
  Personal Investment Class                                                      (35,690)        (320,868)
-------------------------------------------------------------------------   -----------------------------
  Cash Management Class                                                         (114,529)      (1,954,141)
-------------------------------------------------------------------------   -----------------------------
  Reserve Class                                                                  (18,594)        (318,949)
-------------------------------------------------------------------------   -----------------------------
  Resource Class                                                                (121,572)      (1,927,247)
-------------------------------------------------------------------------   -----------------------------
  Corporate Class                                                                   (181)        (182,620)
=========================================================================   =============================
     Total distributions from net investment income                           (1,801,894)     (21,109,941)
=========================================================================   =============================


SHARE TRANSACTIONS-NET:

  Institutional Class                                                        308,963,899      (94,498,613)
-------------------------------------------------------------------------   -----------------------------
  Private Investment Class                                                     2,380,209       (2,781,236)
-------------------------------------------------------------------------   -----------------------------
  Personal Investment Class                                                      871,302          258,055
-------------------------------------------------------------------------   -----------------------------
  Cash Management Class                                                       (3,370,792)     (64,212,095)
-------------------------------------------------------------------------   -----------------------------
  Reserve Class                                                               (6,774,557)         576,416
-------------------------------------------------------------------------   -----------------------------
  Resource Class                                                             (16,349,278)     (19,110,119)
-------------------------------------------------------------------------   -----------------------------
  Corporate Class                                                                    105              490
=========================================================================   =============================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          285,720,888     (179,767,102)
=========================================================================   =============================
     Net increase (decrease) in net assets                                   285,738,019     (179,731,451)
=========================================================================   =============================


NET ASSETS:

  Beginning of year                                                          354,524,454      534,255,905
=========================================================================   =============================
  End of year*                                                              $640,262,473    $ 354,524,454
=========================================================================   =============================
  * Includes accumulated undistributed net investment income                $     40,011    $       4,488
_________________________________________________________________________   _____________________________
=========================================================================   =============================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the year ended August 31, 2009, the period April 1, 2008 through August 31, 2008 and the year ended March 31, 2008



                                                                          TAX-FREE CASH RESERVE PORTFOLIO
                                                              ------------------------------------------------------
                                                                 YEAR ENDED      FIVE MONTHS ENDED      YEAR ENDED
                                                                 AUGUST 31,          AUGUST 31,          MARCH 31,
                                                                    2009                2008               2008
-----------------------------------------------------------   ------------------------------------------------------

OPERATIONS:

  Net investment income                                       $    23,973,205     $    28,410,124     $  128,045,234
-----------------------------------------------------------   ------------------------------------------------------
  Net realized gain (loss)                                            (22,317)             52,717            (64,510)
===========================================================   ======================================================
     Net increase in net assets resulting from operations          23,950,888          28,462,841        127,980,724
===========================================================   ======================================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Institutional Class                                             (13,009,492)        (18,070,278)       (90,092,433)
-----------------------------------------------------------   ------------------------------------------------------
  Private Investment Class                                         (1,828,224)         (1,635,408)        (5,907,971)
-----------------------------------------------------------   ------------------------------------------------------
  Personal Investment Class                                           (62,865)           (176,216)          (955,425)
-----------------------------------------------------------   ------------------------------------------------------
  Cash Management Class                                            (6,286,393)         (6,133,979)       (16,534,933)
-----------------------------------------------------------   ------------------------------------------------------
  Reserve Class                                                      (139,845)           (211,018)          (393,176)
-----------------------------------------------------------   ------------------------------------------------------
  Resource Class                                                   (1,628,204)         (1,617,168)        (8,334,594)
-----------------------------------------------------------   ------------------------------------------------------
  Corporate Class                                                  (1,018,182)           (566,057)        (5,826,702)
===========================================================   ======================================================
     Total distributions from net investment income               (23,973,205)        (28,410,124)      (128,045,234)
===========================================================   ======================================================


SHARE TRANSACTIONS-NET:

  Institutional Class                                            (936,106,159)     (1,491,090,115)       386,399,200
-----------------------------------------------------------   ------------------------------------------------------
  Private Investment Class                                        (94,497,894)         51,524,057         64,205,316
-----------------------------------------------------------   ------------------------------------------------------
  Personal Investment Class                                       (32,729,453)          5,678,676            794,543
-----------------------------------------------------------   ------------------------------------------------------
  Cash Management Class                                          (535,463,971)        106,134,034         68,418,687
-----------------------------------------------------------   ------------------------------------------------------
  Reserve Class                                                   (28,292,619)        (17,665,380)        48,055,399
-----------------------------------------------------------   ------------------------------------------------------
  Resource Class                                                 (132,418,789)         19,122,544       (138,677,567)
-----------------------------------------------------------   ------------------------------------------------------
  Corporate Class                                                   3,700,743        (103,848,507)       (13,522,471)
===========================================================   ======================================================
     Net increase (decrease) in net assets resulting from
       share transactions                                      (1,755,808,142)     (1,430,144,691)       415,673,107
===========================================================   ======================================================
     Net increase (decrease) in net assets                     (1,755,830,459)     (1,430,091,974)       415,608,597
===========================================================   ======================================================


NET ASSETS:

  Beginning of year                                             3,349,906,989       4,779,998,963      4,364,390,366
-----------------------------------------------------------   ------------------------------------------------------
  End of year*                                                $ 1,594,076,530     $ 3,349,906,989     $4,779,998,963
-----------------------------------------------------------   ------------------------------------------------------
  * Includes accumulated undistributed net investment
     income                                                   $            --     $            --     $           --
___________________________________________________________   ______________________________________________________
===========================================================   ======================================================



NOTES TO FINANCIAL STATEMENTS

August 31, 2009

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the "Funds"). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.


52        SHORT-TERM INVESTMENTS TRUST

  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds' securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

        Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        The Funds may periodically participate in litigation related to each Fund's investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund's investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

        The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

        Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print, which is generally 45 days from the period-end date.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds' servicing agreements, that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. TREASURY GUARANTEE PROGRAM -- The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury's (the "Treasury Department") Temporary Guarantee Program for Money Market Funds (the "Program") as extended except as noted below. Under the Program, the Treasury Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of

53        SHORT-TERM INVESTMENTS TRUST
      liquidation is less than $0.995. On April 7, 2009, the Funds' Board approved Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio to participate in the final extension of the Program through September 18, 2009. The Program expired on September 18, 2009.

J. OTHER RISKS -- Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

        The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

        The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

        Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investments in municipal securities.

        There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

K. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The repurchase amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Advisor at an annual rate based on each Funds' average daily net assets as follows, respectively:

                                          FIRST $250     NEXT $250     OVER $500
                                            MILLION       MILLION       MILLION
--------------------------------------------------------------------------------
Liquid Assets Portfolio                      0.15%          0.15%         0.15%
--------------------------------------------------------------------------------
STIC Prime Portfolio                         0.15%          0.15%         0.15%
--------------------------------------------------------------------------------
Treasury Portfolio                           0.15%          0.15%         0.15%
--------------------------------------------------------------------------------
Government & Agency Portfolio                0.10%          0.10%         0.10%
--------------------------------------------------------------------------------
Government TaxAdvantage Portfolio            0.20%          0.15%         0.10%
--------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio              0.25%          0.25%         0.20%
--------------------------------------------------------------------------------




  Under the terms of a master sub-advisory agreement approved by shareholders of the Funds between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Funds, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Advisor(s).


54        SHORT-TERM INVESTMENTS TRUST

  Effective July 1, 2009, the Advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

                                                      PRIVATE       PERSONAL         CASH
                                  INSTITUTIONAL     INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
                                      CLASS            CLASS          CLASS          CLASS        CLASS        CLASS        CLASS
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                0.14%           0.44%          0.69%          0.22%         1.01%       0.34%         0.17%
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                   0.14%           0.44%          0.69%          0.22%         1.01%       0.30%         0.17%
-----------------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                     0.14%           0.44%          0.69%          0.22%         1.01%       0.30%         0.17%
-----------------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio          0.14%           0.44%          0.69%          0.22%         1.01%       0.30%         0.17%
-----------------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                            0.14%           0.39%          0.69%          0.22%         1.01%       0.30%         0.17%
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio        0.25%           0.50%          0.80%          0.33%         1.12%       0.41%         0.28%
-----------------------------------------------------------------------------------------------------------------------------------




  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Aim Distributors, Inc. ("IADI").

  Prior to July 1, 2009, the Advisor had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each Fund, except for Tax-Free Cash Reserve Portfolio which was limited to 0.22%, based on average daily net assets of such Fund, respectively.

  In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above:
(i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items or non-routine items, including payments to participate in the United States Treasury Temporary Guarantee Program; (v) expenses related to a merger or reorganization, as approved by the Funds' Board of Trustees; and (vi) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Funds may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Funds.

  For the year ended August 31, 2009, the Advisor waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Liquid Assets Portfolio                                    $13,047,959
----------------------------------------------------------------------
STIC Prime Portfolio                                         4,018,038
----------------------------------------------------------------------
Treasury Portfolio                                          12,248,387
----------------------------------------------------------------------
Government & Agency Portfolio                                  732,865
----------------------------------------------------------------------
Government TaxAdvantage Portfolio                              619,691
----------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                985,566
----------------------------------------------------------------------




  Further, Invesco Aim and/or IADI voluntarily waived fees and/or reimbursed expenses in order to increase the Fund's yields. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2009 are shown below:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT      RESERVE     RESOURCE     CORPORATE
                                              CLASS          CLASS          CLASS         CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                    $   12,515      $ 57,334       $     --      $ 81,725     $     --       $   --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                          275,838       481,150         23,643        47,778       38,288           --
---------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                          2,136,463       850,769        632,120       245,089      115,003        3,485
---------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                 369,950        29,259             --       510,768        4,245           --
---------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio              19,760        37,988          1,382        25,267        4,659           --
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                98,281        14,231         23,594        71,188       30,825          649
---------------------------------------------------------------------------------------------------------------------------




  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which each Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which each Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.


55        SHORT-TERM INVESTMENTS TRUST

  Under the terms of a master distribution agreement between Invesco Aim Distributors, Inc. ("IADI") and the Trust, IADI acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

  PRIVATE      PERSONAL        CASH
INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
   CLASS         CLASS         CLASS       CLASS       CLASS       CLASS
--------------------------------------------------------------------------
   0.50%         0.75%         0.10%        1.00%      0.20%        0.03%
--------------------------------------------------------------------------




  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

  IADI has contractually agreed through at least June 30, 2010, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
                                              CLASS          CLASS          CLASS        CLASS        CLASS        CLASS
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                       0.30%          0.55%          0.08%         0.87%       0.20%         0.03%
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                          0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                            0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                 0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio             0.25%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio               0.25%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------




  Pursuant to the agreement above, for the year ended August 31, 2009, IADI waived Plan fees of:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT      RESERVE     RESOURCE     CORPORATE
                                              CLASS          CLASS          CLASS         CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                    $1,424,462      $269,401      $  572,836     $ 64,268          N/A        N/A
---------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                        1,109,180       618,476         248,016       25,176      116,532        N/A
---------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                          3,231,856       683,542       2,337,815       60,350      208,374        N/A
---------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio               1,501,930        46,859         358,790      186,287      257,538        N/A
---------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio             111,175        33,517           4,454       10,337       11,013        N/A
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio               581,076        19,555         126,734       28,822       77,149        N/A
---------------------------------------------------------------------------------------------------------------------------




  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.


56        SHORT-TERM INVESTMENTS TRUST

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, August 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                 LEVEL 1         LEVEL 2         LEVEL 3          TOTAL
----------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio
  Short-term Investments                                           $--       $31,882,372,993       $--       $31,882,372,993
----------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio
  Short-term Investments                                            --         4,466,794,557        --         4,466,794,557
----------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio
  Short-term Investments                                            --        21,761,952,601        --        21,761,952,601
----------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio
  Short-term Investments                                            --        14,963,917,430        --        14,963,917,430
----------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio
  Short-term Investments                                            --           640,070,361        --           640,070,361
----------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio
  Short-term Investments                                            --         1,598,366,493        --         1,598,366,493
----------------------------------------------------------------------------------------------------------------------------



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2009, each Fund engaged in transactions with affiliates as listed below:

                                                 SECURITIES PURCHASES     SECURITIES SALES     NET REALIZED GAINS/(LOSSES)
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                             $2,779,039,971         $2,020,596,037                $     --
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                            --             28,327,644                 (23,999)
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                        4,999,972              5,000,000                      --
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                      2,169,309,982          3,217,754,042                      --
--------------------------------------------------------------------------------------------------------------------------



NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

  During the year ended August 31, 2009, the Funds in aggregate paid legal fees of $195,947 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (i) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco Aim, not to exceed the contractually agreed upon rate; or
(ii) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.


57        SHORT-TERM INVESTMENTS TRUST

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

TAX CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS PAID DURING THE YEARS ENDED AUGUST 31, 2009 AND 2008:

                                                                            2009                2008
                                                                      ORDINARY INCOME     ORDINARY INCOME
---------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                 $281,992,719        $986,825,699
---------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                      55,409,732         272,685,792
---------------------------------------------------------------------------------------------------------
Treasury Portfolio                                                        71,053,313         336,929,159
---------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                             65,040,671         132,995,480
---------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                          1,801,894          21,109,941
---------------------------------------------------------------------------------------------------------



TAX CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS PAID DURING THE YEAR ENDED AUGUST 31, 2009, THE PERIOD APRIL 1, 2008 THROUGH AUGUST 31, 2008 AND THE YEAR ENDED MARCH 31, 2008 WERE AS FOLLOWS:

                                                           YEAR ENDED       FIVE MONTHS ENDED        YEAR ENDED
                                                        AUGUST 31, 2009      AUGUST 31, 2008       MARCH 31, 2008
                                                        ORDINARY INCOME      ORDINARY INCOME      ORDINARY INCOME
                                                          -TAX-EXEMPT          -TAX-EXEMPT          -TAX-EXEMPT
-----------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                           $23,973,205          $28,410,124          $128,045,234
-----------------------------------------------------------------------------------------------------------------



TAX COMPONENTS OF NET ASSETS AT PERIOD-END:

                                    UNDISTRIBUTED    TEMPORARY BOOK/   CAPITAL LOSS   POST-OCTOBER        SHARES OF
                                   ORDINARY INCOME   TAX DIFFERENCES   CARRYFORWARD     DEFERRALS    BENEFICIAL INTEREST
------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio               $5,069,953       $(2,641,373)      $     --       $      --      $31,304,242,545
------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                   2,141,414        (1,057,052)            --              --        4,464,875,266
------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                     2,867,960        (1,139,809)            --        (431,373)      21,294,087,404
------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio            970,992          (451,004)            --              --       14,962,479,481
------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                              142,922           (86,100)            --              --          640,205,651
------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio          391,767          (391,767)       (25,886)        (17,029)       1,594,119,445
------------------------------------------------------------------------------------------------------------------------

                                      TOTAL NET
                                        ASSETS
--------------------------------------------------
Liquid Assets Portfolio            $31,306,671,125
--------------------------------------------------
STIC Prime Portfolio                 4,465,959,628
--------------------------------------------------
Treasury Portfolio                  21,295,384,182
--------------------------------------------------
Government & Agency Portfolio       14,962,999,469
--------------------------------------------------
Government TaxAdvantage
  Portfolio                            640,262,473
--------------------------------------------------
Tax-Free Cash Reserve Portfolio      1,594,076,530
--------------------------------------------------




  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The following Fund has a capital loss carryforward as of August 31, 2009 which expires as follows:

                                                               AUGUST 31, 2015     AUGUST 31, 2017     TOTAL*
-------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                     13,734              12,152         25,886
-------------------------------------------------------------------------------------------------------------



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2009, the following Funds had reclassification of permanent differences as listed below. These reclassifications had no effect on the net assets of each Fund.

                                                                  UNDISTRIBUTED NET       UNDISTRIBUTED NET
                                                                  INVESTMENT INCOME     REALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                $246,428               $(246,428)
------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                                      475,753                (475,753)
------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                            21,064                 (21,064)
------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                        35,202                 (35,202)
------------------------------------------------------------------------------------------------------------





58        SHORT-TERM INVESTMENTS TRUST

NOTE 9--SHARE INFORMATION

LIQUID ASSETS PORTFOLIO


                                                                                SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED                             YEAR ENDED
                                                                AUGUST 31, 2009(a)                       AUGUST 31, 2008
                                                       ------------------------------------   ------------------------------------
                                                            SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   115,210,746,376   $ 115,210,746,376    242,611,280,919   $ 242,611,280,919
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           5,348,698,563       5,348,698,563     15,741,392,603      15,741,392,603
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                          1,108,427,503       1,108,427,503        579,075,353         579,075,353
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  22,021,236,511      22,021,236,511     25,329,466,293      25,329,466,293
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             464,078,823         464,078,823        418,024,055         418,024,055
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          4,436,961,030       4,436,961,030      5,064,353,845       5,064,353,845
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        25,713,082,952      25,713,082,952     15,990,389,827      15,990,389,827
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                        92,389,548          92,389,548        315,840,903         315,840,903
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                               4,175,312           4,175,312         14,332,034          14,332,034
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                              1,019,143           1,019,143          2,213,082           2,213,082
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      19,297,845          19,297,845         74,242,103          74,242,103
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 423,816             423,816            987,190             987,190
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              9,417,843           9,417,843         31,419,191          31,419,191
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            11,816,258          11,816,258         10,728,123          10,728,123
==================================================================================================================================
Reacquired:
  Institutional Class                                  (119,606,311,487)   (119,606,311,487)  (236,441,927,382)   (236,441,927,382)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                          (5,479,702,739)     (5,479,702,739)   (15,765,976,280)    (15,765,976,280)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         (1,082,551,946)     (1,082,551,946)      (543,939,653)       (543,939,653)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                       (21,844,880,214)    (21,844,880,214)   (25,803,090,054)    (25,803,090,054)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (460,563,612)       (460,563,612)      (389,180,980)       (389,180,980)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (4,855,525,668)     (4,855,525,668)    (5,014,830,561)     (5,014,830,561)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       (22,136,016,335)    (22,136,016,335)   (14,146,133,523)    (14,146,133,523)
==================================================================================================================================
     Net increase (decrease) in share activity           (1,023,780,478)  $  (1,023,780,478)     8,078,667,088   $   8,078,667,088
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 17% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


59        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2009(a)                         AUGUST 31, 2008
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 12,290,583,897     $ 12,290,583,897      21,383,877,514     $ 21,383,877,514
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        3,931,182,671        3,931,182,671       6,609,152,463        6,609,152,463
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       3,996,774,649        3,996,774,649       5,521,580,502        5,521,580,502
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                4,111,368,752        4,111,368,752       6,200,992,322        6,200,992,322
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          229,777,763          229,777,763         629,801,275          629,801,275
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       1,256,286,686        1,256,286,686       1,868,876,942        1,868,876,942
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      1,622,091,750        1,622,091,750       2,194,033,150        2,194,033,150
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     10,313,548           10,313,548          41,300,601           41,300,601
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            2,693,226            2,693,226          14,603,803           14,603,803
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                           2,391,491            2,391,491          10,759,391           10,759,391
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    9,806,592            9,806,592          42,517,657           42,517,657
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              137,979              137,979             735,735              735,735
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,712,359            1,712,359          10,113,783           10,113,783
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          1,037,479            1,037,479           9,435,972            9,435,972
==================================================================================================================================
Reacquired:
  Institutional Class                                (15,032,103,983)     (15,032,103,983)    (19,599,613,048)     (19,599,613,048)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (4,204,773,678)      (4,204,773,678)     (6,555,735,854)      (6,555,735,854)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (4,223,838,556)      (4,223,838,556)     (5,536,226,513)      (5,536,226,513)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (4,793,389,253)      (4,793,389,253)     (6,803,830,896)      (6,803,830,896)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (286,335,170)        (286,335,170)       (595,736,042)        (595,736,042)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,517,112,547)      (1,517,112,547)     (1,966,576,757)      (1,966,576,757)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (1,878,437,462)      (1,878,437,462)     (2,430,731,739)      (2,430,731,739)
==================================================================================================================================
     Net increase (decrease) in share activity        (4,469,831,807)    $ (4,469,831,807)      1,049,330,261     $  1,049,330,261
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


60        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2009(a)                         AUGUST 31, 2008
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 51,181,133,777     $ 51,181,133,777      35,702,477,653     $ 35,702,477,653
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       13,590,064,578       13,590,064,578      12,408,071,616       12,408,071,616
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       2,462,023,476        2,462,023,476       3,848,088,844        3,848,088,844
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               49,522,914,925       49,522,914,925      43,463,616,238       43,463,616,238
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          327,457,354          327,457,354         293,150,353          293,150,353
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       2,023,916,969        2,023,916,969       2,414,003,153        2,414,003,153
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     24,071,126,166       24,071,126,166       9,474,545,118        9,474,545,118
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     13,766,545           13,766,545          41,928,037           41,928,037
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            1,355,282            1,355,282           6,962,558            6,962,558
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                             794,376              794,376           8,446,866            8,446,866
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    7,153,769            7,153,769          56,812,923           56,812,923
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               51,349               51,349             950,382              950,382
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,980,528            1,980,528           9,333,747            9,333,747
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          5,090,909            5,090,909          23,001,743           23,001,743
==================================================================================================================================
Reacquired:
  Institutional Class                                (50,951,926,883)     (50,951,926,883)    (34,411,229,247)     (34,411,229,247)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                      (12,477,333,091)     (12,477,333,091)    (12,511,848,191)     (12,511,848,191)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (2,722,184,361)      (2,722,184,361)     (3,800,075,036)      (3,800,075,036)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                    (45,588,371,686)     (45,588,371,686)    (38,797,233,344)     (38,797,233,344)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (334,167,404)        (334,167,404)       (327,471,831)        (327,471,831)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (2,289,702,388)      (2,289,702,388)     (2,169,863,789)      (2,169,863,789)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    (22,896,225,215)     (22,896,225,215)     (9,086,187,219)      (9,086,187,219)
==================================================================================================================================
     Net increase in share activity                    5,948,918,975     $  5,948,918,975       6,647,480,574     $  6,647,480,574
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 55% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


61        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2009(a)                         AUGUST 31, 2008
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 68,158,587,580     $ 68,158,587,580      39,421,527,465     $ 39,421,527,465
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        7,841,778,183        7,841,778,183       3,329,774,276        3,329,774,276
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         190,466,782          190,466,782         267,913,494          267,913,494
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               10,444,803,117       10,444,803,117       8,083,319,406        8,083,319,406
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          434,676,362          434,676,362         796,154,027          796,154,027
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       4,567,230,434        4,567,230,434       1,777,768,570        1,777,768,570
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      9,532,168,089        9,532,168,089       5,788,049,900        5,788,049,900
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     28,153,603           28,153,603          35,539,937           35,539,937
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            1,556,833            1,556,833           9,036,583            9,036,583
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                              34,041               34,041             300,434              300,434
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   10,189,620           10,189,620          30,877,868           30,877,868
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              398,039              398,039           2,051,959            2,051,959
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           2,237,117            2,237,117           6,546,978            6,546,978
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          2,892,316            2,892,316          10,452,613           10,452,613
==================================================================================================================================
Reacquired:
  Institutional Class                                (60,343,497,677)     (60,343,497,677)    (38,814,590,406)     (38,814,590,406)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (7,566,784,032)      (7,566,784,032)     (3,433,157,459)      (3,433,157,459)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                        (202,513,311)        (202,513,311)       (265,048,674)        (265,048,674)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (9,558,159,100)      (9,558,159,100)     (7,816,473,475)      (7,816,473,475)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (430,784,829)        (430,784,829)       (680,045,323)        (680,045,323)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (4,408,652,274)      (4,408,652,274)     (1,756,187,129)      (1,756,187,129)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (7,763,975,019)      (7,763,975,019)     (6,089,085,115)      (6,089,085,115)
==================================================================================================================================
     Net increase in share activity                   10,940,805,874     $ 10,940,805,874         704,725,929     $    704,725,929
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 38% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


62        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                             YEAR ENDED
                                                               AUGUST 31, 2009(a)                       AUGUST 31, 2008
                                                       ----------------------------------     ----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   2,232,883,956     $ 2,232,883,956      4,427,902,244     $ 4,427,902,244
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           274,551,140         274,551,140        472,405,429         472,405,429
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                          167,645,922         167,645,922        126,337,927         126,337,927
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    24,068,707          24,068,707        183,449,680         183,449,680
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            73,485,734          73,485,734        100,382,142         100,382,142
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           28,199,787          28,199,787        158,168,294         158,168,294
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             351,723             351,723         52,388,000          52,388,000
================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       1,279,524           1,279,524         14,691,932          14,691,932
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                               106,322             106,322            634,488             634,488
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                                   --                  --              6,420               6,420
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       139,970             139,970          2,206,800           2,206,800
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 1,093               1,093              7,655               7,655
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              120,734             120,734          1,745,022           1,745,022
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                 194                 194            182,654             182,654
================================================================================================================================
Reacquired:
  Institutional Class                                  (1,925,199,581)     (1,925,199,581)    (4,537,092,789)     (4,537,092,789)
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                          (272,277,253)       (272,277,253)      (475,821,153)       (475,821,153)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         (166,774,620)       (166,774,620)      (126,086,292)       (126,086,292)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                         (27,579,469)        (27,579,469)      (249,868,575)       (249,868,575)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (80,261,384)        (80,261,384)       (99,813,381)        (99,813,381)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (44,669,799)        (44,669,799)      (179,023,435)       (179,023,435)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            (351,812)           (351,812)       (52,570,164)        (52,570,164)
================================================================================================================================
     Net increase (decrease) in share activity            285,720,888     $   285,720,888       (179,767,102)    $  (179,767,102)
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


63        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                      SUMMARY OF SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------------------------------
                                                YEAR ENDED                          FIVE MONTHS ENDED                YEAR ENDED
                                            AUGUST 31, 2009(a)                       AUGUST 31, 2008               MARCH 31, 2008
                                    ----------------------------------     ----------------------------------     ---------------
                                        SHARES              AMOUNT             SHARES              AMOUNT              SHARES
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                7,425,779,177     $ 7,425,779,177      7,893,478,906     $ 7,893,478,906      29,180,701,441
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                        511,847,886         511,847,886        334,825,871         334,825,871         683,053,539
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                        13,445,479          13,445,479         32,787,412          32,787,412         147,256,006
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class              2,792,727,250       2,792,727,250      1,999,426,502       1,999,426,502       6,287,611,982
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                         27,969,701          27,969,701         82,462,913          82,462,913          89,382,790
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                       394,300,830         394,300,830        297,993,734         297,993,734       1,682,213,737
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                      763,229,887         763,229,887        400,391,562         400,391,562       1,492,840,952
=================================================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                    4,361,045           4,361,045          8,786,228           8,786,228          50,778,338
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                          1,750,991           1,750,991          1,483,611           1,483,611           4,943,626
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                            14,257              14,257             36,050              36,050              38,268
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                  6,129,570           6,129,570          5,430,385           5,430,385          14,407,512
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                            164,252             164,252            256,853             256,853             328,466
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                           896,000             896,000          1,076,175           1,076,175           8,318,683
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                          676,626             676,626            598,553             598,553             843,794
=================================================================================================================================
Reacquired:
  Institutional Class               (8,366,246,381)     (8,366,246,381)    (9,393,355,249)     (9,393,355,249)    (28,845,080,579)
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                       (608,096,771)       (608,096,771)      (284,785,425)       (284,785,425)       (623,791,849)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                       (46,189,189)        (46,189,189)       (27,144,786)        (27,144,786)       (146,499,731)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class             (3,334,320,791)     (3,334,320,791)    (1,898,722,853)     (1,898,722,853)     (6,233,600,807)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                        (56,426,572)        (56,426,572)      (100,385,146)       (100,385,146)        (41,655,857)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                      (527,615,619)       (527,615,619)      (279,947,365)       (279,947,365)     (1,829,209,987)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                     (760,205,770)       (760,205,770)      (504,838,622)       (504,838,622)     (1,507,207,217)
=================================================================================================================================
     Net increase (decrease) in
       share activity               (1,755,808,142)    $(1,755,808,142)    (1,430,144,691)    $(1,430,144,691)        415,673,107
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                    SUMMARY OF SHARE
                                        ACTIVITY
----------------------------------------------------
                                       YEAR ENDED
                                     MARCH 31, 2008
                                    ----------------
                                         AMOUNT
----------------------------------------------------
Sold:
  Institutional Class               $ 29,180,701,441
----------------------------------------------------
  Private Class                          683,053,539
----------------------------------------------------
  Personal Class                         147,256,006
----------------------------------------------------
  Cash Management Class                6,287,611,982
----------------------------------------------------
  Reserve Class                           89,382,790
----------------------------------------------------
  Resource Class                       1,682,213,737
----------------------------------------------------
  Corporate Class                      1,492,840,952
====================================================
Issued as reinvestment of
  dividends:
  Institutional Class                     50,778,338
----------------------------------------------------
  Private Class                            4,943,626
----------------------------------------------------
  Personal Class                              38,268
----------------------------------------------------
  Cash Management Class                   14,407,512
----------------------------------------------------
  Reserve Class                              328,466
----------------------------------------------------
  Resource Class                           8,318,683
----------------------------------------------------
  Corporate Class                            843,794
====================================================
Reacquired:
  Institutional Class                (28,845,080,579)
----------------------------------------------------
  Private Class                         (623,791,849)
----------------------------------------------------
  Personal Class                        (146,499,731)
----------------------------------------------------
  Cash Management Class               (6,233,600,807)
----------------------------------------------------
  Reserve Class                          (41,655,857)
----------------------------------------------------
  Resource Class                      (1,829,209,987)
----------------------------------------------------
  Corporate Class                     (1,507,207,217)
====================================================
     Net increase (decrease) in
       share activity               $    415,673,107
____________________________________________________
====================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


64        SHORT-TERM INVESTMENTS TRUST

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

                            PRIVATE INVESTMENT CLASS



                                                        NET GAINS
                                                         (LOSSES)
                              NET ASSET               ON SECURITIES                 DIVIDENDS   DISTRIBUTIONS
                                VALUE,       NET          (BOTH       TOTAL FROM    FROM NET       FROM NET
                              BEGINNING  INVESTMENT    REALIZED AND   INVESTMENT   INVESTMENT      REALIZED         TOTAL
                              OF PERIOD    INCOME      UNREALIZED)    OPERATIONS     INCOME         GAINS       DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Year ended 08/31/09             $1.00       $0.01(b)      $ 0.00         $0.01       $(0.01)        $   --          $(0.01)
Year ended 08/31/08              1.00        0.03(b)        0.00          0.03        (0.03)         (0.00)          (0.03)
Year ended 08/31/07              1.00        0.05           0.00          0.05        (0.05)            --           (0.05)
Year ended 08/31/06              1.00        0.04           0.00          0.04        (0.04)         (0.00)          (0.04)
Year ended 08/31/05              1.00        0.02          (0.00)         0.02        (0.02)            --           (0.02)
-----------------------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Year ended 08/31/09              1.00        0.01(b)        0.00          0.01        (0.01)            --           (0.01)
Year ended 08/31/08              1.00        0.03(b)        0.00          0.03        (0.03)            --           (0.03)
Year ended 08/31/07              1.00        0.05             --          0.05        (0.05)            --           (0.05)
Year ended 08/31/06              1.00        0.04             --          0.04        (0.04)            --           (0.04)
Year ended 08/31/05              1.00        0.02             --          0.02        (0.02)            --           (0.02)
-----------------------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Year ended 08/31/09              1.00        0.00(b)        0.00          0.00        (0.00)            --           (0.00)
Year ended 08/31/08              1.00        0.02(b)        0.00          0.02        (0.02)         (0.00)          (0.02)
Year ended 08/31/07              1.00        0.05           0.00          0.05        (0.05)            --           (0.05)
Year ended 08/31/06              1.00        0.04           0.00          0.04        (0.04)            --           (0.04)
Year ended 08/31/05              1.00        0.02           0.00          0.02        (0.02)         (0.00)          (0.02)
-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Year ended 08/31/09              1.00        0.00(b)        0.00          0.00        (0.00)            --           (0.00)
Year ended 08/31/08              1.00        0.03(b)        0.00          0.03        (0.03)            --           (0.03)
Year ended 08/31/07              1.00        0.05           0.00          0.05        (0.05)            --           (0.05)
Year ended 08/31/06              1.00        0.04          (0.00)         0.04        (0.04)            --           (0.04)
Year ended 08/31/05              1.00        0.02          (0.00)         0.02        (0.02)            --           (0.02)
-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Year ended 08/31/09              1.00        0.00(b)        0.00          0.00        (0.00)            --           (0.00)
Year ended 08/31/08              1.00        0.03(b)        0.00          0.03        (0.03)            --           (0.03)
Year ended 08/31/07              1.00        0.05           0.00          0.05        (0.05)            --           (0.05)
Year ended 08/31/06              1.00        0.04           0.00          0.04        (0.04)            --           (0.04)
Year ended 08/31/05              1.00        0.02           0.00          0.02        (0.02)            --           (0.02)
-----------------------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Year ended 08/31/09              1.00        0.01(b)       (0.00)         0.01        (0.01)            --           (0.01)
Five months ended 08/31/08       1.00        0.01(b)        0.00          0.01        (0.01)            --           (0.01)
Year ended 03/31/08              1.00        0.03          (0.00)         0.03        (0.03)            --           (0.03)
Year ended 03/31/07              1.00        0.03             --          0.03        (0.03)            --           (0.03)
Year ended 03/31/06              1.00        0.02             --          0.02        (0.02)            --           (0.02)
Year ended 03/31/05              1.00        0.01             --          0.01        (0.01)            --           (0.01)
_____________________________________________________________________________________________________________________________
=============================================================================================================================

                                                                            RATIO OF           RATIO OF
                                                                            EXPENSES           EXPENSES
                                                                           TO AVERAGE       TO AVERAGE NET   RATIO OF NET
                                                                           NET ASSETS       ASSETS WITHOUT    INVESTMENT
                               NET ASSET                 NET ASSETS,    WITH FEE WAIVERS     FEE WAIVERS        INCOME
                              VALUE, END     TOTAL      END OF PERIOD    AND/OR EXPENSES   AND/OR EXPENSES    TO AVERAGE
                               OF PERIOD   RETURN(a)   (000S OMITTED)       ABSORBED           ABSORBED       NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Year ended 08/31/09              $1.00        1.00%      $  748,744           0.46%(c)           0.71%(c)        0.87%(c)
Year ended 08/31/08               1.00        3.49          875,556           0.42               0.67            3.34
Year ended 08/31/07               1.00        5.06          885,779           0.42               0.68            4.95
Year ended 08/31/06               1.00        4.26          980,681           0.42               0.68            4.20
Year ended 08/31/05               1.00        2.19          808,821           0.42               0.69            2.14
-------------------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Year ended 08/31/09               1.00        0.64          429,979           0.42(c)            0.73(c)         0.68(c)
Year ended 08/31/08               1.00        3.32          700,843           0.42               0.68            3.16
Year ended 08/31/07               1.00        5.07          632,811           0.42               0.69            4.95
Year ended 08/31/06               1.00        4.28          591,306           0.42               0.69            4.23
Year ended 08/31/05               1.00        2.21          556,709           0.42               0.69            2.18
-------------------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Year ended 08/31/09               1.00        0.19        2,267,919           0.31(c)            0.70(c)         0.21(c)
Year ended 08/31/08               1.00        2.62        1,153,785           0.42               0.68            2.36
Year ended 08/31/07               1.00        4.85        1,250,648           0.42               0.69            4.73
Year ended 08/31/06               1.00        4.06          972,350           0.42               0.70            3.97
Year ended 08/31/05               1.00        2.06        1,229,249           0.42               0.70            2.03
-------------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Year ended 08/31/09               1.00        0.46          781,264           0.39(c)            0.65(c)         0.35(c)
Year ended 08/31/08               1.00        3.12          504,696           0.42               0.64            2.98
Year ended 08/31/07               1.00        4.99          599,041           0.42               0.65            4.88
Year ended 08/31/06               1.00        4.18          518,524           0.42               0.66            4.15
Year ended 08/31/05               1.00        2.14          750,824           0.42               0.67            2.12
-------------------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Year ended 08/31/09               1.00        0.38           42,922           0.35(c)            0.80(c)         0.31(c)
Year ended 08/31/08               1.00        3.02           40,540           0.37               0.74            3.05
Year ended 08/31/07               1.00        4.95           43,318           0.37               0.80            4.83
Year ended 08/31/06               1.00        4.15           89,063           0.37               0.87            4.06
Year ended 08/31/05               1.00        2.13           69,277           0.37               0.91            2.15
-------------------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Year ended 08/31/09               1.00        0.70          206,398           0.48(c)            0.81(c)         0.83(c)
Five months ended 08/31/08        1.00        0.62          300,898           0.47(d)            0.75(d)         1.51(d)
Year ended 03/31/08               1.00        3.02          249,372           0.47               0.75            2.98
Year ended 03/31/07               1.00        3.15          185,163           0.47               0.75            3.11
Year ended 03/31/06               1.00        2.27          220,988           0.47               0.77            2.24
Year ended 03/31/05               1.00        0.99          196,617           0.47               0.77            0.99
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)  Calculated using average shares outstanding.
(c) Ratios are based on average daily net assets (000's omitted) of $712,231, $554,590, $1,615,928, $750,965, $44,470 and $232,430 for Liquid Assets
     Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)  Annualized




65        SHORT-TERM INVESTMENTS TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees and Private Investment Class
Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Private Investment Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the "Trust") at August 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods then ended and the Private Investment Class financial highlights for each of the periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. For Tax-Free Cash Reserve Portfolio, the Private Investment Class financial highlights for the period ended March 31, 2005 were audited by another independent registered public accounting firm whose report dated May 18, 2005 expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

October 16, 2009
Houston, Texas



66        SHORT-TERM INVESTMENTS TRUST

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder in the Private Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2009 through August 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------------------
                                                                                HYPOTHETICAL
                                                                          (5% ANNUAL RETURN BEFORE
                                                       ACTUAL                     EXPENSES)
                                             ------------------------------------------------------
                                BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                              ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
        PRIVATE CLASS           (03/01/09)   (08/31/09)(1)  PERIOD(2,4)    (08/31/09)   PERIOD(2,5)   RATIO(3)
---------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio         $1,000.00      $1,001.50       $2.27       $1,022.94       $2.29        0.45%
---------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio             1,000.00       1,000.30        1.87        1,023.34        1.89        0.37
---------------------------------------------------------------------------------------------------------------
Treasury Portfolio               1,000.00       1,000.20        1.16        1,024.05        1.17        0.23
---------------------------------------------------------------------------------------------------------------
Government & Agency
  Portfolio                      1,000.00       1,000.40        1.76        1,023.44        1.79        0.35
---------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                      1,000.00       1,000.30        1.56        1,023.64        1.58        0.31
---------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve
  Portfolio                      1,000.00       1,000.50        2.27        1,022.94        2.29        0.45
---------------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Funds for the period March 1, 2009 through August 31, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
(3) Effective July 1, 2009, the Fund's advisor has contractually agreed, through at least June 30, 2010 to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses to 0.44% (after 12b-1 fee waivers) for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Government & Agency Portfolio, 0.39% (after 12b-1 fee waivers) for Government TaxAdvantage Portfolio and 0.50% (after 12b-1 fee waivers) for Tax-Free Cash Reserve Portfolio. In addition, effective May 1, 2009 for Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and effective September 19, 2009 for Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio, participation in the United States Treasury Temporary Guarantee Program (the "Program") ended with the Program's final expiration date. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.44%, 0.33% and 0.41% for Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio, respectively. Restated annualized expense ratios for Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio remained the same.
(4) The actual expenses paid restated as if the changes discussed above in footnote 3 had been in effect throughout the entire most recent fiscal half year are $2.22, $1.66 and $2.07 for Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio, respectively. Restated actual expenses paid for Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio remained the same.
(5) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical expenses paid restated as if the changes discussed above in footnote 3 had been in effect throughout the entire most recent fiscal half year period are $2.24, $1.68 and $2.09 for Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio, respectively. Restated hypothetical expenses paid for Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio remained the same.


67        SHORT-TERM INVESTMENTS TRUST

------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
(LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO, GOVERNMENT & AGENCY PORTFOLIO,
GOVERNMENT TAXADVANTAGE PORTFOLIO AND TAX-FREE CASH RESERVE PORTFOLIO)

The Board of Trustees (the Board) of         strategies and limitations of these funds.   the year as part of their ongoing
Short-Term Investments Trust (the Trust)                                                  oversight of such Fund, and did not
is required under the Investment Company        In addition to their meetings             identify any particular factor that was
Act of 1940 to approve annually the          throughout the year, the Sub-Committees      controlling. Each Trustee may have
renewal of each series portfolio of the      meet at designated contract renewal          evaluated the information provided
Trust's (each, a Fund) investment advisory   meetings each year to conduct an in-depth    differently from another Trustee and
agreement with Invesco Aim Advisors, Inc.    review of the performance, fees, expenses,   attributed different weight to the various
(Invesco Aim) and the Master Intergroup      and other matters related to their           factors. The Trustees recognized that the
Sub-Advisory Contract for Mutual Funds       assigned funds. During the contract          advisory arrangements and resulting
(the sub-advisory contracts) with Invesco    renewal process, the Trustees receive        advisory fees for each Fund and the other
Asset Management Deutschland GmbH, Invesco   comparative performance and fee data         AIM Funds are the result of years of
Asset Management Limited, Invesco Asset      regarding the AIM Funds prepared by an       review and negotiation between the
Management (Japan) Limited, Invesco          independent company, Lipper, Inc.            Trustees and Invesco Aim, that the
Australia Limited, Invesco Global Asset      (Lipper), under the direction and            Trustees may focus to a greater extent on
Management (N.A.), Inc., Invesco Hong Kong   supervision of the Senior Officer who also   certain aspects of these arrangements in
Limited, Invesco Institutional (N.A.),       prepares a separate analysis of this         some years than in others, and that the
Inc., Invesco Senior Secured Management,     information for the Trustees. Each           Trustees' deliberations and conclusions in
Inc. and Invesco Trimark Ltd.                Sub-Committee then makes recommendations     a particular year may be based in part on
(collectively, the Affiliated                to the Investments Committee regarding the   their deliberations and conclusions
Sub-Advisers). During contract renewal       fees and expenses of their assigned funds.   regarding these same arrangements
meetings held on June 16-17, 2009, the       The Investments Committee considers each     throughout the year and in prior years.
Board as a whole, and the disinterested or   Sub-Committee's recommendations and makes
"independent" Trustees voting separately,    its own recommendations regarding the fees      The discussion below serves as a
approved the continuance of each Fund's      and expenses of the AIM Funds to the full    summary of the Senior Officer's
investment advisory agreement and the        Board. The Investments Committee also        independent written evaluation with
sub-advisory contracts for another year,     considers each Sub-Committee's               respect to each Fund's investment advisory
effective July 1, 2009. In doing so, the     recommendations in making its annual         agreement as well as a discussion of the
Board determined that each Fund's            recommendation to the Board whether to       material factors and related conclusions
investment advisory agreement and            approve the continuance of each AIM Fund's   that formed the basis for the Board's
sub-advisory contracts are in the best       investment advisory agreement and            approval of each Fund's investment
interests of the Fund and its shareholders   sub-advisory contracts for another year.     advisory agreement and sub-advisory
and that the compensation to Invesco Aim                                                  contracts. Unless otherwise stated,
and the Affiliated Sub-Advisers under each      The independent Trustees met separately   information set forth below is as of June
Fund's investment advisory agreement and     during their evaluation of each Fund's       17, 2009, and does not reflect any changes
sub-advisory contracts is fair and           investment advisory agreement and            that may have occurred since that date,
reasonable.                                  sub-advisory contracts with independent      including but not limited to changes to a
                                             legal counsel. The independent Trustees      Fund's performance, advisory fees, expense
THE BOARD'S FUND EVALUATION PROCESS          were also assisted in their annual           limitations and/or fee waivers.
                                             evaluation of each Fund's investment
The Board's Investments Committee has        advisory agreement by the Senior Officer.    FACTORS AND CONCLUSIONS AND SUMMARY OF
established three Sub-Committees that are    One responsibility of the Senior Officer     INDEPENDENT WRITTEN FEE EVALUATION
responsible for overseeing the management    is to manage the process by which the AIM
of a number of the series portfolios of      Funds' proposed management fees are             A. Nature, Extent and Quality of
the AIM Funds. This Sub-Committee            negotiated during the annual contract              Services Provided by Invesco Aim
structure permits the Trustees to focus on   renewal process to ensure that they are
the performance of the AIM Funds that have   negotiated in a manner that is at arms'      The Board reviewed the advisory services
been assigned to them. The Sub-Committees    length and reasonable. Accordingly, the      provided to each Fund by Invesco Aim under
meet throughout the year to review the       Senior Officer must either supervise a       the Fund's investment advisory agreement,
performance of their assigned funds, and     competitive bidding process or prepare an    the performance of Invesco Aim in
the Sub-Committees review monthly and        independent written evaluation. The Senior   providing these services, and the
quarterly comparative performance            Officer recommended that an independent      credentials and experience of the Officers
information and periodic asset flow data     written evaluation be provided and, at the   and employees of Invesco Aim who provide
for their assigned funds. These materials    direction of the Board, prepared an          these services. The Board's review of the
are prepared under the direction and         independent written evaluation.              qualifications of Invesco Aim to provide
supervision of the independent Senior                                                     these services included the Board's
Officer, an Officer of the AIM Funds who        During the annual contract renewal        consideration of Invesco Aim's portfolio
reports directly to the independent          process, the Board considered the factors    and product review process, various back
Trustees. Over the course of each year,      discussed below in evaluating the fairness   office support functions provided by
the Sub-Committees meet with portfolio       and reasonableness of each Fund's            Invesco Aim and its affiliates, and
managers for their assigned funds and        investment advisory agreement and            Invesco Aim's equity and fixed income
other members of management and review       sub-advisory contracts. The Board            trading operations. The Board concluded
with these individuals the performance,      considered all of the information provided   that the nature, extent and quality of the
investment objective(s), policies,           to them, including information provided at   advisory services provided to each Fund by
                                             their meetings throughout                    Invesco Aim are appropriate and that
                                                                                          Invesco Aim currently is providing
                                                                                          satisfactory


68   SHORT-TERM INVESTMENTS TRUST                                                                                          continued
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
advisory services in accordance with the     utilize the additional resources and         above the performance of the Index for the
terms of each Fund's investment advisory     talent of the Affiliated Sub-Advisers in     five year period. Although the independent
agreement. In addition, based on their       managing each Fund.                          written evaluation of the Fund's Senior
ongoing meetings throughout the year with                                                 Officer only considered Fund performance
each Fund's portfolio manager or managers,      C. Fund Performance                       through the most recent calendar year, the
the Board concluded that these individuals                                                Board also reviewed more recent Fund
are competent and able to continue to        The Board considered fund performance as a   performance and this review did not change
carry out their responsibilities under the   relevant factor in considering whether to    their conclusions. The Board noted that,
Fund's investment advisory agreement.        approve the investment advisory agreement    in response to the Board's focus on fund
                                             as well as the sub-advisory contracts for    performance, Invesco Aim has taken a
   In determining whether to continue each   each Fund, as Invesco Institutional          number of actions intended to improve the
Fund's investment advisory agreement, the    currently manages assets of each Fund.       investment process for the funds.
Board considered the prior relationship
between Invesco Aim and the Fund, as well    LIQUID ASSETS PORTFOLIO                      TREASURY PORTFOLIO
as the Board's knowledge of Invesco Aim's
operations, and concluded that it is         The Board compared the Fund's performance    The Board compared the Fund's performance
beneficial to maintain the current           during the past one, three and five          during the past one, three and five
relationship, in part, because of such       calendar years to the performance of all     calendar years to the performance of all
knowledge. The Board also considered the     funds in the Lipper performance universe     funds in the Lipper performance universe
steps that Invesco Aim and its affiliates    that are not managed by Invesco Aim or an    that are not managed by Invesco Aim or an
continue to take to improve the quality      Affiliated Sub-Adviser and against the       Affiliated Sub-Adviser and against the
and efficiency of the services they          Lipper Institutional Money Market Funds      Lipper Institutional U.S. Treasury Money
provide to the AIM Funds in the areas of     Index. The Board noted that the Fund's       Market Funds Index. The Board noted that
investment performance, product line         performance was in the first quintile of     the Fund's performance was in the first
diversification, distribution, fund          its performance universe for the one,        quintile of its performance universe for
operations, shareholder services and         three and five year periods (the first       the one, three and five year periods (the
compliance. The Board concluded that the     quintile being the best performing funds     first quintile being the best performing
quality and efficiency of the services       and the fifth quintile being the worst       funds and the fifth quintile being the
Invesco Aim and its affiliates provide to    performing funds). The Board noted that      worst performing funds). The Board noted
the AIM Funds in each of these areas         the Fund's performance was above the         that the Fund's performance was above the
support the Board's approval of the          performance of the Index for the one,        performance of the Index for the one,
continuance of each Fund's investment        three and five year periods. Although the    three and five year periods. Although the
advisory agreement.                          independent written evaluation of the        independent written evaluation of the
                                             Fund's Senior Officer only considered Fund   Fund's Senior Officer only considered Fund
   B. Nature, Extent and Quality of          performance through the most recent          performance through the most recent
      Services Provided by Affiliated        calendar year, the Board also reviewed       calendar year, the Board also reviewed
      Sub-Advisers                           more recent Fund performance and this        more recent Fund performance and this
                                             review did not change their conclusions.     review did not change their conclusions.
The Board reviewed the services provided     The Board noted that, in response to the     The Board noted that, in response to the
by the Affiliated Sub-Advisers under the     Board's focus on fund performance, Invesco   Board's focus on fund performance, Invesco
sub-advisory contracts and the credentials   Aim has taken a number of actions intended   Aim has taken a number of actions intended
and experience of the Officers and           to improve the investment process for the    to improve the investment process for the
employees of the Affiliated Sub-Advisers     funds.                                       funds.
who provide these services. The Board
concluded that the nature, extent and        STIC PRIME PORTFOLIO                         GOVERNMENT & AGENCY PORTFOLIO
quality of the services provided by the
Affiliated Sub-Advisers are appropriate.     The Board compared the Fund's performance    The Board compared the Fund's performance
The Board noted that the Affiliated          during the past one, three and five          during the past one, three and five
Sub-Advisers, which have offices and         calendar years to the performance of all     calendar years to the performance of all
personnel that are geographically            funds in the Lipper performance universe     funds in the Lipper performance universe
dispersed in financial centers around the    that are not managed by Invesco Aim or an    that are not managed by Invesco Aim or an
world, can provide research and other        Affiliated Sub-Adviser and against the       Affiliated Sub-Adviser and against the
information and make recommendations on      Lipper Institutional Money Market Funds      Lipper Institutional U.S. Government Money
the markets and economies of various         Index. The Board noted that the Fund's       Market Funds Index. The Board noted that
countries and securities of companies        performance was in the third quintile of     the Fund's performance was in the second
located in such countries or on various      its performance universe for the one year    quintile for the one year period and in
types of investments and investment          period, the second quintile for the three    the first quintile of its performance
techniques. The Board noted that             year period, and the first quintile for      universe for the three and five year
investment decisions for each Fund are       the five year period (the first quintile     periods (the first quintile being the best
made by Invesco Institutional (N.A.), Inc.   being the best performing funds and the      performing funds and the fifth quintile
(Invesco Institutional). The Board           fifth quintile being the worst performing    being the worst performing funds). The
concluded that the sub-advisory contracts    funds). The Board noted that the Fund's      Board noted that the Fund's performance
benefit each Fund and its shareholders by    performance was below the performance of     was above the performance of the Index for
permitting Invesco Aim to                    the Index for the one and three year         the one, three and five
                                             periods, and


69   SHORT-TERM INVESTMENTS TRUST                                                                                          continued
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

year periods. Although the independent       the Fund's performance was below the         management of the separately managed
written evaluation of the Fund's Senior      performance of the Index for the one year    accounts/wrap accounts by Invesco
Officer only considered Fund performance     period and above the performance of the      Institutional involves different levels of
through the most recent calendar year, the   Index for the three and five year periods.   services, different operational and
Board also reviewed more recent Fund         Although the independent written             regulatory requirements and different
performance and this review did not change   evaluation of the Fund's Senior Officer      business considerations than Invesco Aim's
their conclusions. The Board noted that,     only considered Fund performance through     and Invesco Institutional's management of
in response to the Board's focus on fund     the most recent calendar year, the Board     the Fund. The Board concluded that these
performance, Invesco Aim has taken a         also reviewed more recent Fund performance   differences are appropriately reflected in
number of actions intended to improve the    and this review did not change their         the fee structure for the Fund.
investment process for the funds.            conclusions. The Board noted that, in
                                             response to the Board's focus on fund           The Board noted that Invesco Aim
GOVERNMENT TAXADVANTAGE PORTFOLIO            performance, Invesco Aim has taken a         contractually agreed to continue to waive
                                             number of actions intended to improve the    fees and/or limit expenses of the Fund
The Board compared the Fund's performance    investment process for the funds.            through at least June 30, 2010 in an
during the past one, three and five                                                       amount necessary to limit total annual
calendar years to the performance of all        D. Advisory and Sub-Advisory Fees and     operating expenses to a specified
funds in the Lipper performance universe           Fee Waivers                            percentage of average daily net assets for
that are not managed by Invesco Aim or an                                                 each class of the Fund. The Board noted
Affiliated Sub-Adviser and against the       LIQUID ASSETS PORTFOLIO                      that the specified percentage before the
Lipper Institutional U.S. Government Money                                                waiver becomes effective has been
Market Funds Index. The Board noted that     The Board compared the Fund's contractual    increased effective July 1, 2009, and that
the Fund's performance was in the third      advisory fee rate to the contractual         the waiver will have a smaller impact on
quintile of its performance universe for     advisory fee rates of funds in the Fund's    expenses during the coming year.
the one year period and the second           Lipper expense group that are not managed
quintile for the three and five year         by Invesco Aim or an Affiliated                 The Board also considered the services
periods (the first quintile being the best   Sub-Adviser at a common asset level. The     provided by the Affiliated Sub-Advisers
performing funds and the fifth quintile      Board noted that the Fund's contractual      pursuant to the sub-advisory contracts and
being the worst performing funds). The       advisory fee rate was below the median       the services provided by Invesco Aim
Board noted that the Fund's performance      contractual advisory fee rate of funds in    pursuant to the Fund's advisory agreement,
was below the performance of the Index for   its expense group. The Board also reviewed   as well as the allocation of fees between
the one and three year periods, and above    the methodology used by Lipper in            Invesco Aim and the Affiliated
the performance of the Index for the five    determining contractual fee rates, which     Sub-Advisers pursuant to the sub-advisory
year period. Although the independent        includes using audited financial data from   contracts. The Board noted that the
written evaluation of the Fund's Senior      the most recent annual report of each fund   sub-advisory fees have no direct effect on
Officer only considered Fund performance     in the expense group that was publicly       the Fund or its shareholders, as they are
through the most recent calendar year, the   available as of the end of the past          paid by Invesco Aim to the Affiliated
Board also reviewed more recent Fund         calendar year. The Board noted that some     Sub-Advisers, and that Invesco Aim and the
performance and this review did not change   comparative data was at least one year old   Affiliated Sub-Advisers are affiliates.
their conclusions. The Board noted that,     and that other data did not reflect the
in response to the Board's focus on fund     market downturn that occurred in the            After taking account of the Fund's
performance, Invesco Aim has taken a         fourth quarter of 2008.                      contractual advisory fee rate, the
number of actions intended to improve the                                                 contractual sub-advisory fee rate, the
investment process for the funds.               The Board also compared the Fund's        comparative advisory fee information
                                             effective fee rate (the advisory fee after   discussed above, the expense limitations
TAX-FREE CASH RESERVE PORTFOLIO              any advisory fee waivers and before any      and other relevant factors, the Board
                                             expense limitations/waivers) to the          concluded that the Fund's advisory and
The Board compared the Fund's performance    advisory fee rates of other domestic         sub-advisory fees are fair and reasonable.
during the past one, three and five          clients of Invesco Aim and its affiliates
calendar years to the performance of all     with investment strategies comparable to     STIC PRIME PORTFOLIO
funds in the Lipper performance universe     those of the Fund, including one mutual
that are not managed by Invesco Aim or an    fund advised by Invesco Aim and              The Board compared the Fund's contractual
Affiliated Sub-Adviser and against the       sub-advised by Invesco Institutional. The    advisory fee rate to the contractual
Lipper Institutional Tax-Exempt Money        Board noted that the Fund's rate was the     advisory fee rates of funds in the Fund's
Market Funds Index. The Board noted that     same as the effective fee rate of the        Lipper expense group that are not managed
the Fund's performance was in the third      other mutual fund.                           by Invesco Aim or an Affiliated
quintile of its performance universe for                                                  Sub-Adviser at a common asset level. The
the one year period and the second              Additionally, the Board compared the      Board noted that the Fund's contractual
quintile for the three and five year         Fund's sub-advisory fee rate to the          advisory fee rate was below the median
periods (the first quintile being the best   effective fee rates of several separately    contractual advisory fee rate of funds in
performing funds and the fifth quintile      managed accounts/wrap accounts sub-advised   its expense group. The Board also reviewed
being the worst performing funds). The       by Invesco Institutional. The Board noted    the methodology used by Lipper in
Board noted that                             that the Fund's sub-advisory fee rate was    determining contractual fee rates, which
                                             below the rates for the separately managed   includes using audited financial data from
                                             accounts/wrap accounts. The Board            the most recent annual report of each fund
                                             considered that                              in the expense group that was publicly
                                                                                          available as of the


70   SHORT-TERM INVESTMENTS TRUST                                                                                          continued

end of the past calendar year. The Board        After taking account of the Fund's           After taking account of the Fund's
noted that some comparative data did not     contractual advisory fee rate, the           contractual advisory fee rate, the
reflect the market downturn that occurred    contractual sub-advisory fee rate, the       contractual sub-advisory fee rate, the
in the fourth quarter of 2008.               comparative advisory fee information         expense limitations and other relevant
                                             discussed above, the expense limitations     factors, the Board concluded that the
   The Board also compared the Fund's        and other relevant factors, the Board        Fund's advisory and sub-advisory fees are
effective fee rate (the advisory fee after   concluded that the Fund's advisory and       fair and reasonable.
any advisory fee waivers and before any      sub-advisory fees are fair and reasonable.
expense limitations/waivers) to the                                                       GOVERNMENT & AGENCY PORTFOLIO
advisory fee rates of other domestic         TREASURY PORTFOLIO
clients of Invesco Aim and its affiliates                                                 The Board compared the Fund's contractual
with investment strategies comparable to     The Board compared the Fund's contractual    advisory fee rate to the contractual
those of the Fund, including one mutual      advisory fee rate to the contractual         advisory fee rates of funds in the Fund's
fund advised by Invesco Aim and              advisory fee rates of funds in the Fund's    Lipper expense group that are not managed
sub-advised by Invesco Institutional. The    Lipper expense group that are not managed    by Invesco Aim or an Affiliated
Board noted that the Fund's rate was the     by Invesco Aim or an Affiliated              Sub-Adviser at a common asset level. The
same as the effective fee rate of the        Sub-Adviser at a common asset level. The     Board noted that the Fund's contractual
other mutual fund.                           Board noted that the Fund's contractual      advisory fee rate was below the median
                                             advisory fee rate was below the median       contractual advisory fee rate of funds in
   Additionally, the Board compared the      contractual advisory fee rate of funds in    its expense group. The Board also reviewed
Fund's sub-advisory fee rate to the          its expense group. The Board also reviewed   the methodology used by Lipper in
effective fee rates of several separately    the methodology used by Lipper in            determining contractual fee rates, which
managed accounts/wrap accounts sub-advised   determining contractual fee rates, which     includes using audited financial data from
by Invesco Institutional. The Board noted    includes using audited financial data from   the most recent annual report of each fund
that the Fund's sub-advisory fee rate        the most recent annual report of each fund   in the expense group that was publicly
below the rate for the separately managed    in the expense group that was publicly       available as of the end of the past
accounts/wrap accounts. The Board            available as of the end of the past          calendar year. The Board noted that some
considered that management of the            calendar year. The Board noted that some     comparative data was at least one year old
separately managed accounts/wrap accounts    comparative data was at least one year old   and that other data did not reflect the
by Invesco Institutional involves            and that other data did not reflect the      market downturn that occurred in the
different levels of services, different      market downturn that occurred in the         fourth quarter of 2008.
operational and regulatory requirements      fourth quarter of 2008. The Board noted
and different business considerations than   that neither Invesco Aim nor its                The Board also compared the Fund's
Invesco Aim's and Invesco Institutional's    affiliates serve as an adviser to other      effective fee rate (the advisory fee after
management of the Fund. The Board            domestic mutual funds or other domestic      any advisory fee waivers and before any
concluded that these differences are         clients with investment strategies           expense limitations/waivers) to the
appropriately reflected in the fee           comparable to those of the Fund.             advisory fee rates of other domestic
structure for the Fund.                                                                   clients of Invesco Aim and its affiliates
                                                The Board noted that Invesco Aim          with investment strategies comparable to
   The Board noted that Invesco Aim          contractually agreed to continue to waive    those of the Fund, including one mutual
contractually agreed to continue to waive    fees and/or limit expenses of the Fund       fund advised by Invesco Aim and
fees and/or limit expenses of the Fund       through at least June 30, 2010 in an         sub-advised by Invesco Institutional. The
through at least June 30, 2010 in an         amount necessary to limit total annual       Board noted that the Fund's rate was below
amount necessary to limit total annual       operating expenses to a specified            the effective fee rate for the other
operating expenses to a specified            percentage of average daily net assets for   mutual fund.
percentage of average daily net assets for   each class of the Fund. The Board noted
each class of the Fund. The Board noted      that the specified percentage before the        The Board noted that Invesco Aim has
that the specified percentage before the     waiver becomes effective has been            contractually agreed to continue to waive
waiver becomes effective has been            increased effective July 1, 2009, and that   fees and/or limit expenses of the Fund
increased effective July 1, 2009, and that   the waiver will have a smaller impact on     through at least June 30, 2010 in an
the waiver will have a smaller impact on     expenses during the coming year.             amount necessary to limit total annual
expenses during the coming year.                                                          operating expenses to a specified
                                                The Board also considered the services    percentage of average daily net assets for
   The Board also considered the services    provided by the Affiliated Sub-Advisers      each class of the Fund. The Board noted
provided by the Affiliated Sub-Advisers      pursuant to the sub-advisory contracts and   that the specified percentage before the
pursuant to the sub-advisory contracts and   the services provided by Invesco Aim         waiver becomes effective has been
the services provided by Invesco Aim         pursuant to the Fund's advisory agreement,   increased effective July 1, 2009, and at
pursuant to the Fund's advisory agreement,   as well as the allocation of fees between    the current expense ratio for the Fund the
as well as the allocation of fees between    Invesco Aim and the Affiliated               waiver will not have any impact.
Invesco Aim and the Affiliated               Sub-Advisers pursuant to the sub-advisory
Sub-Advisers pursuant to the sub-advisory    contracts. The Board noted that the             The Board also considered the services
contracts. The Board noted that the          sub-advisory fees have no direct effect on   provided by the Affiliated Sub-Advisers
sub-advisory fees have no direct effect on   the Fund or its shareholders, as they are    pursuant to the sub-advisory contracts and
the Fund or its shareholders, as they are    paid by Invesco Aim to the Affiliated        the services provided by Invesco Aim
paid by Invesco Aim to the Affiliated        Sub-Advisers, and that Invesco Aim and the   pursuant to the Fund's advisory agreement,
Sub-Advisers, and that Invesco Aim and the   Affiliated Sub-Advisers are affiliates.      as well as the allocation of fees between
Affiliated Sub-Advisers are affiliates.                                                   Invesco Aim and the Affiliated


71   SHORT-TERM INVESTMENTS TRUST                                                                                          continued

Sub-Advisers pursuant to the sub-advisory       The Board also considered the services       The Board also considered the services
contracts. The Board noted that the          provided by the Affiliated Sub-Advisers      provided by the Affiliated Sub-Advisers
sub-advisory fees have no direct effect on   pursuant to the sub-advisory contracts and   pursuant to the sub-advisory contracts and
the Fund or its shareholders, as they are    the services provided by Invesco Aim         the services provided by Invesco Aim
paid by Invesco Aim to the Affiliated        pursuant to the Fund's advisory agreement,   pursuant to the Fund's advisory agreement,
Sub-Advisers, and that Invesco Aim and the   as well as the allocation of fees between    as well as the allocation of fees between
Affiliated Sub-Advisers are affiliates.      Invesco Aim and the Affiliated               Invesco Aim and the Affiliated
                                             Sub-Advisers pursuant to the sub-advisory    Sub-Advisers pursuant to the sub-advisory
   After taking account of the Fund's        contracts. The Board noted that the          contracts. The Board noted that the
contractual advisory fee rate, the           sub-advisory fees have no direct effect on   sub-advisory fees have no direct effect on
contractual sub-advisory fee rate, the       the Fund or its shareholders, as they are    the Fund or its shareholders, as they are
comparative advisory fee information         paid by Invesco Aim to the Affiliated        paid by Invesco Aim to the Affiliated
discussed above and other relevant           Sub-Advisers, and that Invesco Aim and the   Sub-Advisers, and that Invesco Aim and the
factors, the Board concluded that the        Affiliated Sub-Advisers are affiliates.      Affiliated Sub-Advisers are affiliates.
Fund's advisory and sub-advisory fees are
fair and reasonable.                            After taking account of the Fund's           After taking account of the Fund's
                                             contractual advisory fee rate, the           contractual advisory fee rate, the
GOVERNMENT TAXADVANTAGE PORTFOLIO            contractual sub-advisory fee rate, the       contractual sub-advisory fee rate, the
                                             comparative advisory fee information         expense limitations and other relevant
The Board compared the Fund's contractual    discussed above, the expense limitations     factors, the Board concluded that the
advisory fee rate to the contractual         and other relevant factors, the Board        Fund's advisory and sub-advisory fees are
advisory fee rates of funds in the Fund's    concluded that the Fund's advisory and       fair and reasonable.
Lipper expense group that are not managed    sub-advisory fees are fair and reasonable.
by Invesco Aim or an Affiliated                                                              E. Economies of Scale and Breakpoints
Sub-Adviser at a common asset level. The     TAX-FREE CASH RESERVE PORTFOLIO
Board noted that the Fund's contractual                                                   LIQUID ASSETS PORTFOLIO, STIC PRIME
advisory fee rate was below the median       The Board compared the Fund's contractual    PORTFOLIO, TREASURY PORTFOLIO AND
contractual advisory fee rate of funds in    advisory fee rate to the contractual         GOVERNMENT & AGENCY PORTFOLIO
its expense group. The Board also reviewed   advisory fee rates of funds in the Fund's
the methodology used by Lipper in            Lipper expense group that are not managed    The Board considered the extent to which
determining contractual fee rates, which     by Invesco Aim or an Affiliated              there are economies of scale in the
includes using audited financial data from   Sub-Adviser at a common asset level. The     provision of advisory services to each
the most recent annual report of each fund   Board noted that the Fund's contractual      Fund. The Board also considered whether
in the expense group that was publicly       advisory fee rate was below the median       each Fund benefits from such economies of
available as of the end of the past          contractual advisory fee rate of funds in    scale through contractual breakpoints in
calendar year. The Board noted that some     its expense group. The Board also reviewed   each Fund's advisory fee schedule. The
comparative data was at least one year old   the methodology used by Lipper in            Board noted that each Fund's contractual
and that other data did not reflect the      determining contractual fee rates, which     advisory fee schedule does not include any
market downturn that occurred in the         includes using audited financial data from   breakpoints. The Board noted that each
fourth quarter of 2008.                      the most recent annual report of each fund   Fund shares directly in economies of scale
                                             in the expense group that was publicly       through lower fees charged by third party
   The Board also compared the Fund's        available as of the end of the past          service providers based on the combined
effective fee rate (the advisory fee after   calendar year. The Board noted that some     size of all of the AIM Funds and
any advisory fee waivers and before any      comparative data was at least one year old   affiliates.
expense limitations/waivers) to the          and that other data did not reflect the
advisory fee rates of other domestic         market downturn that occurred in the         GOVERNMENT TAXADVANTAGE PORTFOLIO
clients of Invesco Aim and its affiliates    fourth quarter of 2008. The Board noted
with investment strategies comparable to     that neither Invesco Aim nor its                The Board considered the extent to
those of the Fund, including one mutual      affiliates serve as an adviser to other      which there are economies of scale in the
fund advised by Invesco Aim and              domestic mutual funds or other domestic      provision of advisory services to the
sub-advised by Invesco Institutional. The    clients with investment strategies           Fund. The Board also considered whether
Board noted that the Fund's rate was above   comparable to those of the Fund.             the Fund benefits from such economies of
the effective fee rate for the other                                                      scale through contractual breakpoints in
mutual fund.                                    The Board noted that Invesco Aim          the Fund's advisory fee schedule. The
                                             contractually agreed to continue to waive    Board noted that the Fund's contractual
   The Board noted that Invesco Aim          fees and/or limit expenses of the Fund       advisory fee schedule includes two
contractually agreed to continue to waive    through at least June 30, 2010 in an         breakpoints and that the level of the
fees and/or limit expenses of the Fund       amount necessary to limit total annual       Fund's advisory fees, as a percentage of
through at least June 30, 2010 in an         operating expenses to a specified            the Fund's net assets, has decreased as
amount necessary to limit total annual       percentage of average daily net assets for   net assets increased because of the
operating expenses to a specified            each class of the Fund. The Board noted      breakpoints. Based on this information,
percentage of average daily net assets for   that the specified percentage before the     the Board concluded that the Fund's
each class of the Fund. The Board noted      waiver becomes effective has been            advisory fees appropriately reflect
that the specified percentage before the     increased effective July 1, 2009, and that   economies of scale at current asset
waiver becomes effective has been            the waiver will have a smaller impact on     levels. The Board also noted that the Fund
increased effective July 1, 2009, and that   expenses during the coming year.             shares directly in economies of scale
the waiver will have a smaller impact on                                                  through lower fees charged by third party
expenses during the coming year.                                                          service providers based on the combined
                                                                                          size of all of the AIM Funds and
                                                                                          affiliates.


72   SHORT-TERM INVESTMENTS TRUST                                                                                          continued

TAX-FREE CASH RESERVE PORTFOLIO              Board also considered whether each           advisory fees from these affiliated money
                                             Affiliated Sub-Adviser is financially        market funds attributable to such
The Board considered the extent to which     sound and has the resources necessary to     investments, although Invesco Aim has
there are economies of scale in the          perform its obligations under the            contractually agreed to waive through at
provision of advisory services to the        sub-advisory contracts, and concluded that   least June 30, 2010, the advisory fees
Fund. The Board also considered whether      each Affiliated Sub-Adviser has the          payable by the Fund in an amount equal to
the Fund benefits from such economies of     financial resources necessary to fulfill     100% of the net advisory fees Invesco Aim
scale through contractual breakpoints in     these obligations.                           receives from the affiliated money market
the Fund's advisory fee schedule. The                                                     funds with respect to the Fund's
Board noted that the Fund's contractual         G. Collateral Benefits to Invesco Aim     investment in the affiliated money market
advisory fee schedule includes one                 and its Affiliates                     funds of uninvested cash, but not cash
breakpoint and that the level of the                                                      collateral. The Board concluded that the
Fund's advisory fees, as a percentage of     The Board considered various other           Fund's investment of uninvested cash and
the Fund's net assets, has decreased as      benefits received by Invesco Aim and its     cash collateral from any securities
net assets increased because of the          affiliates resulting from Invesco Aim's      lending arrangements in the affiliated
breakpoint. Based on this information, the   relationship with each Fund, including the   money market funds is in the best
Board concluded that the Fund's advisory     fees received by Invesco Aim and its         interests of the Fund and its
fees appropriately reflect economies of      affiliates for their provision of            shareholders.
scale at current asset levels. The Board     administrative, transfer agency and
also noted that the Fund shares directly     distribution services to each Fund. The
in economies of scale through lower fees     Board considered the performance of
charged by third party service providers     Invesco Aim and its affiliates in
based on the combined size of all of the     providing these services and the
AIM Funds and affiliates.                    organizational structure employed by
                                             Invesco Aim and its affiliates to provide
   F. Profitability and Financial            these services. The Board also considered
      Resources                              that these services are provided to each
                                             Fund pursuant to written contracts that
The Board reviewed information from          are reviewed and approved on an annual
Invesco Aim concerning the costs of the      basis by the Board. The Board concluded
advisory and other services that Invesco     that Invesco Aim and its affiliates are
Aim and its affiliates provide to each       providing these services in a satisfactory
Fund and the Profitability of Invesco Aim    manner and in accordance with the terms of
and its affiliates in providing these        their contracts, and are qualified to
services. The Board also reviewed            continue to provide these services to each
information concerning the financial         Fund.
condition of Invesco Aim and its
affiliates. The Board reviewed with             The Board considered the benefits
Invesco Aim the methodology used to          realized by Invesco Aim and the Affiliated
prepare the Profitability information. The   Sub-Advisers as a result of portfolio
Board considered the overall Profitability   brokerage transactions executed through
of Invesco Ltd., the ultimate parent of      "soft dollar" arrangements. The Board
Invesco Aim and the Affiliated               noted that soft dollar arrangements shift
Sub-Advisers, and of Invesco Aim, as well    the payment obligation for research and
as the Profitability of Invesco Aim in       execution services from Invesco Aim and
connection with managing each Fund. The      the Affiliated Sub-Advisers to the funds
Board noted that Invesco Aim continues to    and therefore may reduce Invesco Aim's and
operate at a net profit, although the        the Affiliated Sub-Advisers' expenses. The
reduction of assets under management as a    Board concluded that Invesco Aim's and the
result of market movements and the           Affiliated Sub-Advisers' soft dollar
increase in voluntary fee waivers for        arrangements are appropriate. The Board
affiliated money market funds have reduced   also concluded that, based on their review
the Profitability of Invesco Aim and its     and representations made by the Chief
affiliates. The Board concluded that each    Compliance Officer of Invesco Aim, these
Fund's fees are fair and reasonable, and     arrangements are consistent with
that the level of profits realized by        regulatory requirements.
Invesco Aim and its affiliates from
providing services to each Fund is not       STIC PRIME PORTFOLIO, TREASURY PORTFOLIO
excessive in light of the nature, quality    AND GOVERNMENT TAXADVANTAGE PORTFOLIO
and extent of the services provided. The
Board considered whether Invesco Aim is      The Board considered the fact that the
financially sound and has the resources      Fund's uninvested cash and cash collateral
necessary to perform its obligations under   from any securities lending arrangements
each Fund's investment advisory agreement,   may be invested in money market funds
and concluded that Invesco Aim has the       advised by Invesco Aim pursuant to
financial resources necessary to fulfill     procedures approved by the Board. The
these obligations. The                       Board noted that Invesco Aim will receive


73   SHORT-TERM INVESTMENTS TRUST

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2009:

FEDERAL AND STATE INCOME TAX


                                           QUALIFIED DIVIDEND     CORPORATE DIVIDENDS     U.S. TREASURY     TAX-EXEMPT INTEREST
                                                 INCOME*          RECEIVED DEDUCTION*      OBLIGATIONS*          DIVIDENDS*
-------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                           0.00%                   0.00%                0.03%                 0.00%
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                              0.00%                   0.00%                0.00%                 0.00%
-------------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                0.00%                   0.00%               70.77%                 0.00%
-------------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                     0.00%                   0.00%                0.84%                 0.00%
-------------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                 0.00%                   0.00%                0.34%                 0.00%
-------------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                   0.00%                   0.00%                0.00%               100.00%
-------------------------------------------------------------------------------------------------------------------------------



* The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

NON-RESIDENT ALIEN SHAREHOLDERS


                                                                         QUALIFIED        QUALIFIED INTEREST
                                                                     SHORT-TERM GAINS          INCOME**
------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                  $     --                 N/A
------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                           --                 N/A
------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                                        475,753                 100%
------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                              21,063                 100%
------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                          35,202                 100%
------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                                --                 N/A
------------------------------------------------------------------------------------------------------------



** The above percentage is based on income dividends paid to shareholders during the Fund's fiscal year.


74        SHORT-TERM INVESTMENTS TRUST

TRUSTEES AND OFFICERS

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS
------------------------------------------------------------------------------------------------------------------------------------

Martin L. Flanagan(1) -- 1960   2007          Executive Director, Chief Executive Officer and President,    None
Trustee                                       Invesco Ltd. (ultimate parent of Invesco Aim and a global
                                              investment management firm); Chairman, Invesco Aim Advisors,
                                              Inc. (registered investment advisor); Trustee, The AIM
                                              Family of Funds(R); Vice Chairman, Investment Company
                                              Institute; and Member of Executive Board, SMU Cox School of
                                              Business

                                              Formerly: Director, Chairman, Chief Executive Officer and
                                              President, IVZ Inc. (holding company), INVESCO Group
                                              Services, Inc. (service provider) and Invesco North American
                                              Holdings, Inc. (holding company); Director, Chief Executive
                                              Officer and President, Invesco Holding Company Limited
                                              (parent of Invesco Aim and a global investment management
                                              firm); Director, Invesco Ltd. and Chairman, Investment
                                              Company Institute
------------------------------------------------------------------------------------------------------------------------------------

Philip A. Taylor(2) -- 1954     2006          Head of North American Retail and Senior Managing Director,   None
Trustee, President and                        Invesco Ltd.; Director, Chief Executive Officer and
Principal Executive                           President, Invesco Aim Advisors, Inc. and 1371 Preferred
Officer                                       Inc. (holding company); Director, Chairman, Chief Executive
                                              Officer and President, Invesco Aim Management Group, Inc.
                                              (financial services holding company) and Invesco Aim Capital
                                              Management, Inc. (registered investment advisor); Director and President, INVESCO Funds Group, Inc. (registered
                                              investment advisor and registered transfer agent) and AIM GP
                                              Canada Inc. (general partner for limited partnerships);
                                              Director, Invesco Aim Distributors, Inc. (registered broker dealer); Director and Chairman, Invesco Aim Investment
                                              Services, Inc. (registered transfer agent) and INVESCO
                                              Distributors, Inc. (registered broker dealer); Director,
                                              President and Chairman, INVESCO Inc. (holding company) and
                                              Invesco Canada Holdings Inc. (holding company); Chief
                                              Executive Officer, AIM Trimark Corporate Class Inc.
                                              (corporate mutual fund company) and AIM Trimark Canada Fund
                                              Inc. (corporate mutual fund company); Director and Chief
                                              Executive Officer, Invesco Trimark Ltd./Invesco Trimark Ltee
                                              (registered investment advisor and registered transfer
                                              agent) and Invesco Trimark Dealer Inc. (registered broker
                                              dealer); Trustee, President and Principal Executive Officer,
                                              The AIM Family of Funds(R) (other than AIM Treasurer's
                                              Series Trust and Short-Term Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family of Funds(R) (AIM
                                              Treasurer's Series Trust and Short-Term Investments Trust
                                              only); and Manager, Invesco PowerShares Capital Management
                                              LLC

                                              Formerly: President, Invesco Trimark Dealer Inc.; Director
                                              and President, AIM Trimark Corporate Class Inc. and AIM
                                              Trimark Canada Fund Inc.; Director and President, Invesco
                                              Trimark Ltd./Invesco Trimark Ltee; Senior Managing Director,
                                              Invesco Holding Company Limited; Trustee and Executive Vice
                                              President, Tax-Free Investments Trust; Director and
                                              Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The AIM
                                              Family of Funds(R) (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only);
                                              President, AIM Trimark Global Fund Inc. and AIM Trimark
                                              Canada Fund Inc.
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

Bruce L. Crockett -- 1944       1993          Chairman, Crockett Technology Associates (technology          ACE Limited (insurance
Trustee and Chair                             consulting company)                                           company); Captaris, Inc.
                                                                                                            (unified messaging
                                                                                                            provider); and
                                                                                                            Investment Company
                                                                                                            Institute
------------------------------------------------------------------------------------------------------------------------------------

Bob R. Baker -- 1936            2003          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Frank S. Bayley -- 1939         2001          Retired                                                       None
Trustee
                                              Formerly: Director, Badgley Funds, Inc. (registered
                                              investment company) (2 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

James T. Bunch -- 1942          2003          Founder, Green, Manning & Bunch Ltd., (investment banking     Board of Governors,
Trustee                                       firm)                                                         Western Golf
                                                                                                            Association/Evans
                                                                                                            Scholars Foundation and
                                                                                                            Executive Committee,
                                                                                                            United States Golf
                                                                                                            Association
------------------------------------------------------------------------------------------------------------------------------------

Albert R. Dowden -- 1941        2000          Director of a number of public and private business           Board of Nature's
Trustee                                       corporations, including the Boss Group Ltd. (private          Sunshine Products,
                                              investment and management); Continental Energy Services, LLC
                                              (oil and gas pipeline service); Inc. Reich & Tang Funds
                                              (registered investment company), and Homeowners of America
                                              Holding Corporation/Homeowners of America Insurance Company
                                              (property casualty company)

                                              Formerly: Director, CompuDyne Corporation (provider of
                                              product and services to the public security market);
                                              Director, President and Chief Executive Officer, Volvo Group
                                              North America, Inc.; Director, Annuity and Life Re
                                              (Holdings), Ltd. (reinsurance company); Senior Vice
                                              President, AB Volvo; Director of various public and private corporations
------------------------------------------------------------------------------------------------------------------------------------

Jack M. Fields -- 1952          1997          Chief Executive Officer, Twenty First Century Group, Inc.     Administaff
Trustee                                       (government affairs company); and Owner and Chief Executive
                                              Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit)
                                              and Cross Timbers Quail Research Ranch (non-profit)

                                              Formerly: Chief Executive Officer, Texana Timber LP
                                              (sustainable forestry company)
------------------------------------------------------------------------------------------------------------------------------------

Carl Frischling -- 1937         1980          Partner, law firm of Kramer Levin Naftalis and Frankel LLP    Director, Reich & Tang
Trustee                                                                                                     Funds
                                                                                                            (16 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

Prema Mathai-Davis -- 1950      1998          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Lewis F. Pennock -- 1942        1981          Partner, law firm of Pennock & Cooper                         None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Larry Soll -- 1942              2003          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Raymond Stickel, Jr. -- 1944    2005          Retired                                                       None
Trustee
                                              Formerly: Director, Mainstay VP Series Funds, Inc. (25
                                              portfolios)
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.

(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------------

Karen Dunn Kelley -- 1960       1989          Head of Invesco's World Wide Fixed Income and Cash            N/A
Vice President                                Management Group; Vice President, Invesco Institutional
                                              (N.A.), Inc. (registered investment advisor); Director of
                                              Cash Management and Senior Vice President, Invesco Aim
                                              Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Executive Vice President, Invesco Aim Distributors, Inc.;
                                              Senior Vice President, Invesco Aim Management Group, Inc.;
                                              Vice President, Invesco Institutional (N.A.), Inc.
                                              (registered investment advisor); and Director, Invesco
                                              Mortgage Capital Inc.; President and Principal Executive
                                              Officer, The AIM Family of Funds(R) (AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust only); and Vice
                                              President, The AIM Family of Funds(R) (other than AIM
                                              Treasurer's Series Trust and Short-Term Investments Trust)

                                              Formerly: President and Principal Executive Officer,
                                              Tax-Free Investments Trust; Director and President, Fund
                                              Management Company; Chief Cash Management Officer and
                                              Managing Director, Invesco Aim Capital Management, Inc.; and
                                              Vice President, Invesco Aim Advisors, Inc. and The AIM
                                              Family of Funds(R) (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only)
------------------------------------------------------------------------------------------------------------------------------------

Russell C. Burk -- 1958         2005          Senior Vice President and Senior Officer of The AIM Family    N/A
Senior Vice President and                     of Funds(R)
Senior Officer
                                              Formerly: Director of Compliance and Assistant General
                                              Counsel, ICON Advisers, Inc.; Financial Consultant, Merrill
                                              Lynch; General Counsel and Director of Compliance, ALPS
                                              Mutual Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------------

John M. Zerr -- 1962            2006          Director, Senior Vice President, Secretary and General        N/A
Senior Vice President, Chief                  Counsel, Invesco Aim Management Group, Inc., Invesco Aim
Legal Officer and Secretary                   Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Director, Senior Vice President and Secretary, Invesco Aim
                                              Distributors, Inc.; Director, Vice President and Secretary,
                                              Invesco Aim Investment Services, Inc. and INVESCO
                                              Distributors, Inc.; Director and Vice President, INVESCO
                                              Funds Group, Inc.; Senior Vice President, Chief Legal
                                              Officer and Secretary, The AIM Family of Funds(R); and
                                              Manager, Invesco PowerShares Capital Management LLC

                                              Formerly: Director, Vice President and Secretary, Fund
                                              Management Company; Vice President, Invesco Aim Capital
                                              Management, Inc.; Chief Operating Officer and General
                                              Counsel, Liberty Ridge Capital, Inc. (an investment
                                              adviser); Vice President and Secretary, PBHG Funds (an
                                              investment company); Vice President and Secretary, PBHG
                                              Insurance Series Fund (an investment company); Chief
                                              Operating Officer, General Counsel and Secretary, Old Mutual
                                              Investment Partners (a broker-dealer); General Counsel and
                                              Secretary, Old Mutual Fund Services (an administrator);
                                              General Counsel and Secretary, Old Mutual Shareholder
                                              Services (a shareholder servicing center); Executive Vice
                                              President, General Counsel and Secretary, Old Mutual
                                              Capital, Inc. (an investment adviser); and Vice President
                                              and Secretary, Old Mutual Advisors Funds (an investment
                                              company)
------------------------------------------------------------------------------------------------------------------------------------

Lisa O. Brinkley -- 1959        2004          Global Compliance Director, Invesco Ltd.; and Vice            N/A
Vice President                                President, The AIM Family of Funds(R)

                                              Formerly: Senior Vice President, Invesco Aim Management
                                              Group, Inc.; Senior Vice President and Chief Compliance
                                              Officer, Invesco Aim Advisors, Inc. and The AIM Family of
                                              Funds(R); Vice President and Chief Compliance Officer,
                                              Invesco Aim Capital Management, Inc. and Invesco Aim
                                              Distributors, Inc.; Vice President, Invesco Aim Investment
                                              Services, Inc. and Fund Management Company
------------------------------------------------------------------------------------------------------------------------------------

Kevin M. Carome -- 1956         2003          General Counsel, Secretary and Senior Managing Director,      N/A
Vice President                                Invesco Ltd.; Director, Invesco Holding Company Limited and
                                              INVESCO Funds Group, Inc.; Director and Executive Vice
                                              President, IVZ, Inc., Invesco Group Services, Inc., .Invesco
                                              North American Holdings, Inc. and Invesco Investments
                                              (Bermuda) Ltd.; and Vice President, The AIM Family of
                                              Funds(R)

                                              Formerly: Senior Managing Director and Secretary, Invesco
                                              North American Holdings, Inc.; Vice President and Secretary,
                                              IVZ, Inc. and Invesco Group Services, Inc.; Senior Managing
                                              Director and Secretary, Invesco Holding Company Limited;
                                              Director, Senior Vice President, Secretary and General
                                              Counsel, Invesco Aim Management Group, Inc. and Invesco Aim
                                              Advisors, Inc.; Senior Vice President, Invesco Aim
                                              Distributors, Inc.; Director, General Counsel and Vice
                                              President, Fund Management Company; Vice President, Invesco
                                              Aim Capital Management, Inc. and Invesco Aim Investment
                                              Services, Inc.; Senior Vice President, Chief Legal Officer
                                              and Secretary, The AIM Family of Funds(R); Director and Vice
                                              President, INVESCO Distributors, Inc.; and Chief Executive
                                              Officer and President, INVESCO Funds Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Sheri Morris -- 1964            1999          Vice President, Treasurer and Principal Financial Officer,    N/A
Vice President, Treasurer and                 The AIM Family of Funds(R); and Vice President, Invesco Aim
Principal Financial Officer                   Advisors, Inc., Invesco Aim Capital Management, Inc. and
                                              Invesco Aim Private Asset Management Inc.

                                              Formerly: Assistant Vice President and Assistant Treasurer,
                                              The AIM Family of Funds(R) and Assistant Vice President,
                                              Invesco Aim Advisors, Inc., Invesco Aim Capital Management,
                                              Inc. and Invesco Aim Private Asset Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Lance A. Rejsek -- 1967         2005          Anti-Money Laundering Compliance Officer, Invesco Aim         N/A
Anti-Money Laundering                         Advisors, Inc., Invesco Aim Capital Management, Inc.,
Compliance Officer                            Invesco Aim Distributors, Inc., Invesco Aim Investment
                                              Services, Inc., Invesco Aim Private Asset Management, Inc.
                                              and The AIM Family of Funds(R)

                                              Formerly: Anti-Money Laundering Compliance Officer, Fund
                                              Management Company; and Manager of the Fraud Prevention
                                              Department, Invesco Aim Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Todd L. Spillane -- 1958        2006          Senior Vice President, Invesco Aim Management Group, Inc.;    N/A
Chief Compliance Officer                      Senior Vice President and Chief Compliance Officer, Invesco
                                              Aim Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Chief Compliance Officer, The AIM Family of Funds(R),
                                              Invesco Global Asset Management (N.A.), Inc. (registered
                                              investment advisor), Invesco Institutional (N.A.), Inc.,
                                              (registered investment advisor), INVESCO Private Capital
                                              Investments, Inc. (holding company), Invesco Private
                                              Capital, Inc. (registered investment advisor) and Invesco
                                              Senior Secured Management, Inc. (registered investment
                                              advisor); and Vice President, Invesco Aim Distributors, Inc.
                                              and Invesco Aim Investment Services, Inc.

                                              Formerly: Vice President, Invesco Aim Capital Management,
                                              Inc. and Fund Management Company; and Global Head of Product
                                              Development, AIG-Global Investment Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund's prospectus for information on the Fund's sub-advisors.

OFFICE OF THE FUND        INVESTMENT ADVISOR                     DISTRIBUTOR                            AUDITORS
11 Greenway Plaza         Invesco Aim Advisors, Inc.             Invesco Aim Distributors, Inc.         PricewaterhouseCoopers LLP
Suite 100                 11 Greenway Plaza                      11 Greenway Plaza                      1201 Louisiana Street
Houston, TX 77046-1173    Suite 100                              Suite 100                              Suite 2900
                          Houston, TX 77046-1173                 Houston, TX 77046-1173                 Houston, TX 77002-5678

COUNSEL TO THE FUND       COUNSEL TO THE                         TRANSFER AGENT                         CUSTODIAN
Stradley Ronon Stevens &  INDEPENDENT TRUSTEES                   Invesco Aim Investment Services, Inc.  Bank of New York Mellon
Young, LLP                Kramer, Levin, Naftalis & Frankel LLP  P.O. Box 4739                          2 Hanson Place
2600 One Commerce Square  1177 Avenue of the Americas            Houston, TX 77210-4739                 Brooklyn, NY 11217-1431
Philadelphia, PA 19103    New York, NY 10036-2714

------------------------------------------------------------------------------------------------------------------------------------
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise.
If you do not want the mailing of these documents to be combined with those for other members of your household, please contact
Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Fund's shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. To locate each Fund's portfolio holdings information, access the Fund's overview page. Links to each Fund's complete quarterly holdings will be available on this
Web page. Shareholders can also look up the Fund's Form N-Q filings on the SEC website, sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public
Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on "Proxy Policy." The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com, access the "About Us" tab, click on "Required Notices" and then click on "Proxy
Voting Activity." Next, select the Fund from the drop-down menu. This information is also available on the SEC website, sec.gov.

If used after January 20, 2010, this report must be accompanied by a Fund fact sheet for the most recent month-end. Invesco
Aim-SERVICE MARK- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital
Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors.
Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc.,
Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset         [INVESCO AIM LOGO]
Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser       - SERVICE MARK -
firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                                                       invescoaim.com   CM-STIT-AR-5   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]                RESERVE CLASS
 - SERVICE MARK -        SHORT-TERM INVESTMENTS TRUST (STIT)
                             Liquid Assets Portfolio
                              STIC Prime Portfolio
                               Treasury Portfolio
                          Government & Agency Portfolio
                        Government TaxAdvantage Portfolio
                         Tax-Free Cash Reserve Portfolio

                 Annual Report to Shareholders o August 31, 2009

                                    (GRAPHIC)

2      Letters to Shareholders
4      Fund Data
4      Fund Composition by Maturity
5      Fund Objectives and Strategies
6      Schedules of Investments
46     Financial Statements
52     Notes to Financial Statements
65     Financial Highlights
66     Auditor's Report
67     Fund Expenses
68     Approval of Investment Advisory and Sub-Advisory Agreements
74     Tax Information
T-1    Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2009, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

                                     Dear Fellow Shareholders:

                                     I am pleased to provide you with this annual report on the performance of the Reserve Class of
                                     Short-Term Investments Trust, part of Invesco Aim Global Cash Management, for the fiscal year ended August 31, 2009. Thank you for investing with us.

                                        Through a combination of short-term cash management vehicles and selective use of a longer
             [KELLEY                 maturity schedule for enhanced yields, each Fund continued to provide competitive returns and
              PHOTO]                 maintain a relatively short maturity structure.

                                     MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

         Karen Dunn Kelley           The year covered by this report was difficult -- for investors and investment professionals alike.

                                        The 12 months ended August 31, 2009, included a sharp market sell-off in the final few months of 2008. The decline had a number of causes, the most immediate being unprecedented turmoil in credit markets. Economic uncertainty prompted banks to hoard cash and reduce lending, and caused investors to shun short-term corporate debt. As a result, businesses found it difficult to fund their day-to-day operations, and the U.S. economy -- as well as economies around the globe -- virtually froze briefly.

   The U.S. economy contracted significantly throughout the year. Gross domestic product (GDP), the broadest measure of overall economic activity, contracted at annualized rates of 2.7%, 5.4% and 6.4% in the third and fourth quarters of 2008 and the first quarter of 2009, respectively.(1) Initial estimates suggested U.S. GDP shrank at an annualized rate of 1.0% in the second quarter of
2009.(1)

   This economic contraction caused a sharp increase in unemployment. The national unemployment rate rose from 6.2% in August 2008 to 9.4% in July 2009.(2)

   The housing market remained weak. Sales of new and existing homes continued their multi-year decline; housing starts fell; and
home values nationally declined. Lower home values caused some homeowners to feel less wealthy.

   These trends -- together with tighter credit -- prompted consumers to reduce their spending, particularly on large, discretionary items. Consumer spending, which accounts for more than two-thirds of the U.S. economy(3), was sluggish during the year.

   In his semiannual monetary policy report to Congress in late July, U.S. Federal Reserve Board (the Fed) Chairman Ben Bernanke
summarized the stresses and strains the U.S. and global economies suffered in late 2008 and early 2009. Importantly, he suggested that the aggressive, coordinated actions taken by governments and central banks around the world finally may be yielding results. He testified that:

   o   The pace of overall economic decline appears to have slowed significantly.

   o   Credit availability, for consumers and businesses, has improved noticeably.

   o   Investors' extreme risk aversion has eased somewhat.

   o   The decline in housing activity appears to have moderated.

   While these and other trends offer encouragement, uncertainties remain. Chairman Bernanke testified that he anticipates a gradual recovery in 2010 with some acceleration in economic growth in 2011, together with subdued inflation over the next two years.

   At the start of the fiscal year, three-month Treasury bills yielded 1.71% and 30-year Treasury bonds yielded 4.41%.(4) By August
31, 2009, yields on both had declined, with three-month Treasuries yielding just 0.15% and 30-year Treasuries yielding 4.18%.(4) The sharp decline in short-term yields was due chiefly to the Fed's unprecedented monetary easing and investor preference for relatively safe, liquid and short-term investments during a period of economic uncertainty. Because money market funds invest in such securities, the yield you earned on your investment in the Fund declined during the fiscal year.

STRENGTH AND EXPERIENCE

Invesco Aim Global Cash Management's 30-year tradition of providing high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive client service is why we are, today, a leader in the cash management industry, with $96.4 billion in assets under management as of August 31, 2009. While we rely on a specialized team of investment professionals who are experienced in managing and distributing short-term investment products worldwide, we also benefit from being part of Invesco -- one of the world's largest(5) and most diversified global investment management firms.

   Such strength and experience is particularly valuable during periods of uncertainty and market tumult, such as we experienced this year. Regardless of market conditions, our experienced investment team is dedicated to helping our clients achieve their short-term cash management needs.

   We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.

   Thank you for investing with us. All of us at Invesco Aim Global Cash Management look forward to serving you.

Sincerely,


/S/ KAREN DUNN KELLEY

Karen Dunn Kelley
CEO, Invesco Worldwide Fixed Income

(1) Bureau of Economic Analysis;

(2) Bureau of Labor Statistics;

(3) Reuters;

(4) Barclays Capital;

(5) Pensions & Investments

The views and opinions expressed in this letter are those of Invesco Aim Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Aim Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


2    SHORT-TERM INVESTMENTS TRUST

                                     Dear Fellow Shareholders:

                                     Even as the economy shows some positive momentum toward recovery, please be assured that your Board of Trustees continues to oversee the management of the AIM Funds with careful
              [CROCKETT              attention to expenses and performance.
                PHOTO]
                                        At its June meeting, your Board reviewed and renewed for another year the investment advisory contracts between the AIM Funds and Invesco Aim Advisors, Inc. Again this year, the decision resulted from a year-long process during which your Board, working in sub-committees,
            Bruce Crockett           reviewed the performance, fees and expenses of each AIM Fund in absolute terms and relative to industry averages and other products advised by Invesco Aim Advisors and its affiliated sub-advisers. The independent Trustees met and voted separately, receiving independent advice from independent legal counsel and assistance from the independent Senior Officer, who reports directly to the independent trustees. Exercising our fiduciary responsibility on your behalf, we have again taken care to ensure that these agreements put shareholder interests first. You can find details on the results of both the 2008 and 2009 investment advisory and sub-advisory agreement renewal process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement
Renewals."

   The investment strategies of the AIM money market funds have again been tested and proven through the recent economic crisis.
Committed to delivering safety, liquidity and yield according to their respective investment objectives, the AIM money market funds consistently follow a conservative approach. Statements that were true six months ago, in my last semi-annual letter, remain true as of this writing:

   o   All portfolios have maintained $1.00 NAV at all times in all of our money market funds;

   o   All redemption requests were made without interruption in all of our money market funds;

   o   Invesco Aim did not have to purchase any securities out of any money market fund;

   o   Invesco Aim did not have to provide any form of capital support to any money market fund; and

   o   No securities experienced downgrades below Tier 1 quality in any money market fund.

   Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your assets and your trust. I would be happy to hear your comments, questions, or concerns. My address for email is bruce@brucecrockett.com.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees


3    SHORT-TERM INVESTMENTS TRUST

------------------------------------------------------------------------------------------------------------------------------------
FUND DATA

------------------------------------------------------------------------------------------------------------------------------------
RESERVE CLASS DATA AS OF 8/31/09
------------------------------------------------------------------------------------------------------------------------------------

FUND                                         YIELDS                   WEIGHTED AVERAGE MATURITY   TOTAL NET ASSETS
                                        7-DAY SEC YIELDS
                                          HAD FEES NOT
                                       BEEN WAIVED AND/OR             RANGE DURING    AT FISCAL
                             7-DAY        EXPENSES NOT      MONTHLY      FISCAL         YEAR
                          SEC YIELDS     BEEN REIMBURSED     YIELDS       YEAR           END
Liquid Assets                0.05%           -0.11%          0.05%    23 - 57 days     50 days    $ 73.0 million
STIC Prime                   0.05            -0.12           0.05      9 - 28 days     20 days       9.3 million
Treasury                     0.05            -0.12           0.05     27 - 58 days     43 days      29.7 million
Government & Agency          0.05            -0.08           0.05     15 - 52 days     35 days     139.3 million
Government TaxAdvantage      0.05            -0.18           0.05     15 - 56 days     30 days       5.7 million
Tax-Free Cash Reserve        0.05            -0.08           0.05     25 - 39 days     31 days      14.8 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Had the advisor and distributor not waived certain fees and/or reimbursed expenses, performance would have been lower. Monthly yields represent annualized results for the month, net of fees and expenses, and exclude any realized capital gains or losses.

------------------------------------------------------------------------------------------------------------------------------------
FUND COMPOSITION BY MATURITY

------------------------------------------------------------------------------------------------------   ---------------------------
IN DAYS, AS OF 8/31/09                                                                                   IN DAYS, AS OF 8/31/09
------------------------------------------------------------------------------------------------------   ---------------------------
                     LIQUID                           GOVERNMENT        GOVERNMENT         TAX-FREE      STIC PRIME PORTFOLIO(3, 4)
                     ASSETS           TREASURY         & AGENCY        TAXADVANTAGE      CASH RESERVE      1-7              29.8%
               PORTFOLIO(1, 3, 4)   PORTFOLIO(3)   PORTFOLIO(2, 3)   PORTFOLIO(2, 3)   PORTFOLIO(3, 5)    8-14              23.1
                                                                                                         15-21              14.2
1-7                   22.5%             52.1%           60.3%             49.5%             78.3%        22-28               8.3
8-30                  27.0               5.3             9.1              28.6               2.8         29-35               0.0
31-90                 33.8              21.9            16.8              13.3               7.1         36-42               7.4
91-180                13.6              18.6             9.6               3.9               7.7         43-60              17.2
181+                   3.1               2.1             4.2               4.7               4.1

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940.

(1) The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

(2) Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

(3) The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the U.S. government. The U.S. government may choose not to provide financial support to U.S.
    government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. government.

(4) The Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, and the
    Fund's performance will depend to a great extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the U.S. and abroad.

(5) The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the Fund invests are located.


4    SHORT-TERM INVESTMENTS TRUST

------------------------------------------------------------------------------------------------------------------------------------
FUND OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO                                            GOVERNMENT TAXADVANTAGE PORTFOLIO

Liquid Assets Portfolio seeks to provide as high a level of        Government TaxAdvantage Portfolio seeks to maximize current
current income as is consistent with the preservation of capital   income consistent with the preservation of capital and the
and liquidity.                                                     maintenance of liquidity.

   The Fund invests primarily in short-term money market              The Fund may invest in direct obligations of the U.S.
instruments that blend top-tier, high-quality U.S.                 Treasury and in U.S. government agency securities. This is
dollar-denominated obligations, which include commercial paper,    intended to provide shareholders with dividends exempt from
certificates of deposit, master and promissory notes, municipal    state and local income taxes in some jurisdictions. Investors
securities and repurchase agreements.                              residing in states with state income tax may find it more
                                                                   profitable to invest in this Fund than in a fund not designed to
STIC PRIME PORTFOLIO                                               comply with state tax considerations. This does not constitute tax advice. Please consult your tax advisor for your particular
STIC Prime Portfolio seeks to maximize current income consistent   situation.
with the preservation of capital and the maintenance of
liquidity.                                                         TAX-FREE CASH RESERVE PORTFOLIO

   The Fund invests in high-quality U.S. dollar-denominated        Tax-Free Cash Reserve Portfolio seeks to provide as high a level
commercial paper and other commercial instruments with             of tax-exempt income as is consistent with the preservation of
maturities of 60 days or less, including certificates of           capital and maintenance of liquidity.
deposit, repurchase agreements and master notes.
                                                                      The Fund invests in high-quality, short-term municipal
TREASURY PORTFOLIO                                                 obligations, seeking to provide income exempt from federal taxation. The Fund's structure is driven to some extent by the
Treasury Portfolio seeks to maximize current income consistent     supply and availability of municipal securities. Liquidity is
with the preservation of capital and the maintenance of            managed with daily and weekly variable rate demand notes.
liquidity.

   The Fund invests in direct obligations of the U.S. Treasury and repurchase agreements backed by Treasury obligations.
Securities purchased by the Fund have maturities of 397 days or less.

GOVERNMENT & AGENCY PORTFOLIO

Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

   The Fund invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to payment of principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY
AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE
VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

INVESCO AIM GLOBAL CASH MANAGEMENT IS A BRAND NAME ENCOMPASSING PRODUCTS AND SERVICES PROVIDED BY ONE OR MORE SUBSIDIARIES OF
INVESCO LTD.


5    SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

LIQUID ASSETS PORTFOLIO



                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-51.44%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-4.80%

  Amstel Funding Corp.(b)(c)                           1.85%     10/16/09    $      100,000    $    99,768,750
--------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                           1.92%     09/25/09            70,000         69,910,400
--------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                           2.00%     10/09/09           250,000        249,472,222
--------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                           2.35%     09/04/09           165,000        164,967,688
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.28%     11/06/09           175,000        174,910,167
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.30%     12/01/09           200,000        199,848,333
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.40%     09/16/09           100,000         99,983,333
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.40%     02/09/10           124,000        123,778,178
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.40%     02/16/10           120,000        119,776,000
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.41%     02/02/10           200,000        199,649,222
==============================================================================================================
                                                                                                 1,502,064,293
==============================================================================================================


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-6.49%

  Amsterdam Funding Corp.(b)                           0.23%     09/22/09            50,000         49,993,292
--------------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                           0.31%     09/08/09            65,500         65,496,052
--------------------------------------------------------------------------------------------------------------
  Barton Capital LLC(b)                                0.26%     10/07/09            85,718         85,695,713
--------------------------------------------------------------------------------------------------------------
  Barton Capital LLC(b)                                0.29%     09/01/09           131,000        131,000,000
--------------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                           0.23%     09/15/09           113,000        112,989,893
--------------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                           0.24%     09/09/09           100,000         99,994,667
--------------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                           0.25%     09/02/09           125,000        124,999,132
--------------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                           0.30%     10/26/09            65,087         65,057,168
--------------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                           0.37%     09/01/09            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                             0.50%     02/08/10            50,000         49,888,889
--------------------------------------------------------------------------------------------------------------
  Ranger Funding Co. LLC(b)                            0.24%     09/24/09           138,756        138,734,724
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.23%     10/13/09            50,000         49,986,583
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.24%     09/10/09            73,000         72,995,620
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.24%     09/25/09            60,000         59,990,400
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.25%     09/16/09           100,000         99,989,583
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.25%     10/22/09            60,000         59,978,750
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.27%     10/08/09           100,000         99,972,250
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.27%     10/09/09            88,000         87,974,920
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.28%     09/14/09            50,000         49,994,944
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.28%     10/01/09            40,000         39,990,667
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.28%     10/06/09            50,000         49,986,389
--------------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                        0.23%     09/04/09           197,769        197,765,209
--------------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                        0.25%     09/04/09            79,962         79,960,334
--------------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                        0.25%     09/08/09            45,012         45,009,812
--------------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                        0.27%     10/09/09            64,191         64,172,706
==============================================================================================================
                                                                                                 2,031,617,697
==============================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY BACKED-3.16%

  Straight-A Funding LLC
     -Series 1, (CEP-Federal Financing Bank)(b)        0.23%     10/23/09    $       73,000    $    72,975,748
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.24%     10/13/09            65,000         64,981,800
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.25%     11/25/09            75,259         75,214,576
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.28%     11/09/09            85,909         85,862,896
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.32%     10/22/09           100,000         99,954,667
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.33%     10/13/09            95,000         94,963,425
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.33%     10/13/09           150,132        150,074,199
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.33%     10/19/09            36,040         36,024,142
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.36%     10/01/09           111,017        110,983,695
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.37%     09/01/09            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.37%     09/03/09            50,000         49,998,972
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.37%     09/09/09           100,000         99,991,778
==============================================================================================================
                                                                                                   991,025,898
==============================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-5.90%

  Concord Minutemen Capital Co., LLC-Series A,
     (Multi CEP's-Liberty Hampshire Co., LLC;
     agent)(b)                                         0.50%     10/23/09            71,000         70,948,722
--------------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.47%     10/19/09            28,000         27,982,453
--------------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.50%     10/23/09           100,000         99,927,778
--------------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.60%     09/04/09           100,000         99,995,000
--------------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.60%     09/11/09           160,000        159,973,333
--------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC (CEP-Lloyds TSB Bank
     PLC)(b)(c)                                        0.42%     10/09/09           130,000        129,942,367
--------------------------------------------------------------------------------------------------------------
  Kitty Hawk Funding Corp. (CEP-Bank of America,
     N.A.)(b)                                          0.21%     09/17/09           122,101        122,089,604
--------------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                       0.50%     10/06/09            50,000         49,975,695
--------------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                       0.50%     10/09/09           100,000         99,947,222
--------------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                       0.60%     09/04/09            90,000         89,995,500
--------------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                       0.60%     09/10/09            75,000         74,988,750
--------------------------------------------------------------------------------------------------------------
  Liberty Street Funding LLC
     (CEP-Bank of Nova Scotia)(b)(c)                   0.30%     09/30/09           100,000         99,975,833
--------------------------------------------------------------------------------------------------------------
     (CEP-Bank of Nova Scotia)(b)(c)                   0.35%     09/24/09           100,000         99,977,639
--------------------------------------------------------------------------------------------------------------
     (CEP-Bank of Nova Scotia)(b)(c)                   0.36%     09/10/09            50,000         49,995,500
--------------------------------------------------------------------------------------------------------------
  LMA-Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                       0.23%     09/15/09           184,700        184,683,480
--------------------------------------------------------------------------------------------------------------
  Matchpoint Master Trust-Series A, (CEP-BNP
     Paribas)(b)(c)                                    0.27%     11/16/09           100,000         99,943,000
--------------------------------------------------------------------------------------------------------------
  Ticonderoga Funding LLC (CEP-Bank of America,
     N.A.)(b)                                          0.23%     09/24/09            79,500         79,488,318
--------------------------------------------------------------------------------------------------------------
  Variable Funding Capital Co., LLC
     (CEP-Wells Fargo Bank, N.A.)(b)                   0.26%     09/10/09            50,000         49,996,750
--------------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(b)                   0.28%     10/26/09           150,000        149,935,833
--------------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(b)                   0.30%     10/26/09             7,330          7,326,640
==============================================================================================================
                                                                                                 1,847,089,417
==============================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-7.59%

  Atlantic Asset Securitization LLC(b)                 0.22%     09/23/09           142,078        142,058,898
--------------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                 0.22%     09/25/09           100,000         99,985,333
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  Atlantic Asset Securitization LLC(b)                 0.23%     09/15/09    $      125,616    $   125,604,764
--------------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                 0.30%     11/04/09            63,825         63,790,960
--------------------------------------------------------------------------------------------------------------
  CAFCO, LLC(b)                                        0.21%     09/25/09           100,000         99,986,000
--------------------------------------------------------------------------------------------------------------
  Chariot Funding, LLC/Ltd.(b)                         0.23%     09/15/09           125,000        124,988,819
--------------------------------------------------------------------------------------------------------------
  Chariot Funding, LLC/Ltd.(b)                         0.29%     09/01/09            77,124         77,124,000
--------------------------------------------------------------------------------------------------------------
  Ciesco, LLC(b)                                       0.22%     09/24/09           200,000        199,971,889
--------------------------------------------------------------------------------------------------------------
  Enterprise Funding Co. LLC(b)                        0.30%     09/02/09           130,000        129,998,917
--------------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(b)                 0.25%     09/21/09           175,000        174,975,694
--------------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                  0.25%     09/09/09            75,021         75,016,832
--------------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.22%     09/21/09            75,000         74,990,833
--------------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.23%     10/22/09            75,000         74,975,563
--------------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.25%     10/09/09           100,000         99,973,611
--------------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.33%     10/05/09            65,000         64,979,742
--------------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                       0.23%     09/23/09            45,277         45,270,636
--------------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                       0.24%     09/21/09            75,000         74,990,000
--------------------------------------------------------------------------------------------------------------
  Regency Markets No. 1, LLC(b)(c)                     0.24%     09/17/09           109,540        109,528,316
--------------------------------------------------------------------------------------------------------------
  Regency Markets No. 1, LLC(b)(c)                     0.25%     09/15/09            75,018         75,010,707
--------------------------------------------------------------------------------------------------------------
  Regency Markets No. 1, LLC(b)(c)                     0.30%     11/16/09           106,967        106,899,254
--------------------------------------------------------------------------------------------------------------
  Tulip Funding Corp.(b)(c)                            0.24%     09/18/09           109,354        109,341,607
--------------------------------------------------------------------------------------------------------------
  Tulip Funding Corp.(b)(c)                            0.27%     12/01/09            59,817         59,776,175
--------------------------------------------------------------------------------------------------------------
  Yorktown Capital LLC(b)                              0.30%     11/17/09           168,359        168,250,970
==============================================================================================================
                                                                                                 2,377,489,520
==============================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-2.58%

  Aspen Funding Corp.(b)                               0.38%     09/01/09            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.35%     10/09/09           150,000        149,944,583
--------------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.35%     10/19/09           200,000        199,906,667
--------------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.35%     10/26/09            98,000         97,947,597
--------------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.57%     10/13/09           150,000        149,900,250
--------------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                             0.22%     09/01/09            60,000         60,000,000
--------------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd./Corp.(b)(c)                       0.40%     01/06/10           100,000         99,858,889
==============================================================================================================
                                                                                                   807,557,986
==============================================================================================================


DIVERSIFIED BANKS-10.63%

  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)          0.43%     12/15/09            94,500         94,381,481
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)          0.63%     12/16/09            75,000         74,860,875
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)          1.02%     11/09/09           135,000        134,736,075
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)          1.21%     10/14/09            50,000         49,927,736
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)          1.21%     10/15/09           125,000        124,815,139
--------------------------------------------------------------------------------------------------------------
  Bank of America Corp.                                0.21%     09/09/09           150,000        149,993,000
--------------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia(c)                               0.25%     09/16/09           200,000        199,979,167
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Finance Inc.(c)                          0.30%     10/13/09            49,499         49,481,675
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Finance Inc.(c)                          0.44%     01/21/10           150,000        149,739,667
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Finance Inc.(c)                          1.13%     10/15/09           175,000        174,758,305
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

  BNZ International Funding Ltd.(b)(c)                 0.30%     10/14/09    $       50,000    $    49,982,083
--------------------------------------------------------------------------------------------------------------
  BNZ International Funding Ltd.(b)(c)                 0.30%     11/06/09           150,000        149,917,500
--------------------------------------------------------------------------------------------------------------
  Calyon North America Inc.(c)                         1.51%     09/11/09           100,000         99,958,056
--------------------------------------------------------------------------------------------------------------
  Rabobank USA Financial Corp.(c)                      0.89%     09/21/09           145,000        144,928,306
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(c)                        0.32%     09/28/09            75,000         74,982,000
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(c)                        0.33%     09/29/09           200,000        199,948,667
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(c)                        0.33%     10/05/09           225,000        224,929,875
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(c)                        0.35%     09/21/09           344,000        343,933,111
--------------------------------------------------------------------------------------------------------------
  Santander Central Hispano Finance (Delaware)
     Inc.(c)                                           0.23%     11/18/09            75,000         74,962,625
--------------------------------------------------------------------------------------------------------------
  Santander Central Hispano Finance (Delaware)
     Inc.(c)                                           0.51%     11/18/09            50,000         49,944,750
--------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(c)              0.32%     10/22/09           291,200        291,067,989
--------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(c)              0.33%     09/16/09           150,000        149,979,375
--------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(c)              0.35%     01/25/10           270,000        269,622,225
==============================================================================================================
                                                                                                 3,326,829,682
==============================================================================================================


DIVERSIFIED CAPITAL MARKETS-0.80%

  Deutsche Bank Financial LLC(c)                       0.29%     10/19/09           250,000        249,903,333
==============================================================================================================


LIFE & HEALTH INSURANCE-1.76%

  Metlife Short Term Funding LLC(b)                    0.33%     09/23/09           200,000        199,959,667
--------------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding LLC(b)                    0.35%     09/09/09           110,000        109,991,444
--------------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding LLC(b)                    0.35%     09/10/09           240,000        239,979,000
==============================================================================================================
                                                                                                   549,930,111
==============================================================================================================


MUNICIPAL COMMERCIAL PAPER-0.07%

  Texas Upper Trinity Regional Water District;
     Series 2009 A, Regional Treated Water Supply
     System Commercial Paper RN (LOC-Bank of
     America, N.A.)(d)                                 0.40%     09/15/09            22,350         22,350,000
==============================================================================================================


PACKAGED FOODS & MEATS-0.32%

  Nestle Capital Corp.(b)(c)                           0.70%     10/06/09           100,000         99,931,944
==============================================================================================================


REGIONAL BANKS-7.34%

  Abbey National North America LLC(c)                  0.31%     11/13/09           250,000        249,842,847
--------------------------------------------------------------------------------------------------------------
  Abbey National North America LLC(c)                  0.31%     11/18/09           120,000        119,919,400
--------------------------------------------------------------------------------------------------------------
  Banque et Caisse d'Epargne de l'Etat(c)              0.29%     12/09/09           150,000        149,880,375
--------------------------------------------------------------------------------------------------------------
  Banque et Caisse d'Epargne de l'Etat(c)              0.29%     12/14/09           100,000         99,916,222
--------------------------------------------------------------------------------------------------------------
  Banque et Caisse d'Epargne de l'Etat(c)              0.30%     10/19/09           200,000        199,920,000
--------------------------------------------------------------------------------------------------------------
  CBA (Delaware) Finance, Inc.(c)                      0.43%     09/15/09           100,000         99,983,278
--------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)                                   0.17%     09/09/09           155,000        154,994,144
--------------------------------------------------------------------------------------------------------------
  Fortis Funding LLC(b)(c)                             0.25%     09/22/09           100,000         99,985,417
--------------------------------------------------------------------------------------------------------------
  Fortis Funding LLC(b)(c)                             0.25%     09/25/09           100,000         99,983,333
--------------------------------------------------------------------------------------------------------------
  Fortis Funding LLC(b)(c)                             0.50%     02/25/10           200,000        199,508,333
--------------------------------------------------------------------------------------------------------------
  Nordea North America Inc.(c)                         0.20%     09/29/09           200,000        199,969,667
--------------------------------------------------------------------------------------------------------------
  Nordea North America Inc.(c)                         0.21%     09/29/09           100,000         99,984,056
--------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp.(b)(c)(e)                       0.23%     02/17/10           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp.(b)(c)                          0.34%     01/21/10           100,000         99,865,889
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

  Westpac Banking Corp.(b)(c)                          0.40%     02/17/10    $      225,000    $   224,577,500
==============================================================================================================
                                                                                                 2,298,330,461
==============================================================================================================
     Total Commercial Paper (Cost $16,104,120,342)                                              16,104,120,342
==============================================================================================================



CERTIFICATES OF DEPOSIT-28.54%

  ABN-AMRO Bank N.V.                                   0.33%     09/30/09           100,000        100,002,414
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                0.60%     12/11/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.01%     10/22/09           175,000        175,001,233
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.16%     09/09/09           100,000        100,000,222
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.18%     09/04/09           100,000        100,000,083
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.25%     10/15/09            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.26%     09/14/09           150,000        150,000,538
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.48%     10/08/09           200,000        200,002,040
--------------------------------------------------------------------------------------------------------------
  BNP Paribas (United Kingdom)(c)                      0.31%     11/10/09           300,000        300,002,913
--------------------------------------------------------------------------------------------------------------
  BNP Paribas (United Kingdom)(c)                      0.31%     11/12/09           100,000        100,000,995
--------------------------------------------------------------------------------------------------------------
  BNP Paribas                                          1.12%     10/14/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  BNP Paribas                                          1.41%     09/14/09           100,000        100,000,359
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.53%     03/01/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon (United Kingdom)(c)                           0.55%     12/22/09            25,000         25,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.58%     01/15/10           120,000        120,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.61%     02/05/10            50,000         50,002,171
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.65%     02/01/10            75,000         75,015,815
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.96%     08/09/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.96%     08/16/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon                                               1.12%     10/22/09           265,000        265,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon                                               1.40%     09/09/09            75,000         75,000,166
--------------------------------------------------------------------------------------------------------------
  Commonwealth Bank of Australia (United
     Kingdom)(c)                                       0.28%     12/28/09           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Commonwealth Bank of Australia (United
     Kingdom)(c)                                       0.30%     12/21/09           300,000        300,004,621
--------------------------------------------------------------------------------------------------------------
  Commonwealth Bank of Australia (United
     Kingdom)(c)                                       0.31%     12/01/09           200,000        200,005,051
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank AG                                     0.30%     10/26/09           150,000        150,000,000
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank AG                                     0.31%     11/17/09           200,000        200,004,273
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank AG                                     0.31%     11/23/09           250,000        250,005,757
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank AG(e)                                  1.00%     01/25/10           192,000        192,465,984
--------------------------------------------------------------------------------------------------------------
  Fortis Bank N.V./S.A.                                0.34%     12/31/09            85,000         85,002,854
--------------------------------------------------------------------------------------------------------------
  HSBC Bank PLC (United Kingdom)(c)                    1.46%     10/09/09           100,000        100,001,044
--------------------------------------------------------------------------------------------------------------
  Lloyds TSB Bank PLC                                  0.26%     10/20/09           300,000        300,004,081
--------------------------------------------------------------------------------------------------------------
  Lloyds TSB Bank PLC                                  0.28%     10/07/09           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Lloyds TSB Bank PLC                                  0.32%     09/09/09           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(c)     0.34%     12/30/09           100,000        100,006,656
--------------------------------------------------------------------------------------------------------------
  Nordea Bank A.B.                                     0.21%     09/21/09           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                   0.52%     05/21/10           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Rabobank Nederland(e)                                0.74%     03/12/10           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                   0.90%     09/28/09           150,000        150,000,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

  Rabobank Nederland                                   0.95%     10/14/09    $      150,000    $   150,000,000
--------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                   1.00%     09/14/09           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                 0.38%     05/28/10           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada(e)                              0.82%     12/16/09           150,000        150,000,000
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC                           0.32%     10/02/09           300,000        300,000,000
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC                           0.32%     10/05/09           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale                                     0.34%     12/04/09           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale                                     0.35%     12/07/09           265,000        265,015,670
--------------------------------------------------------------------------------------------------------------
  Societe Generale(e)(f)                               0.43%     04/05/10           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale                                     0.60%     09/11/09           150,000        150,000,000
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                0.50%     02/08/10            65,000         65,014,393
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                0.65%     04/09/10           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                0.95%     09/30/09            75,000         75,000,601
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.20%     11/16/09            75,000         75,000,000
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.30%     12/16/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.40%     12/11/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.47%     12/24/09            42,000         42,113,581
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.51%     11/12/09            75,000         75,001,483
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.85%     10/05/09           100,000        100,000,931
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.90%     10/02/09           125,000        125,001,061
==============================================================================================================
     Total Certificates of Deposit (Cost
       $8,934,676,990)                                                                           8,934,676,990
==============================================================================================================



VARIABLE RATE DEMAND NOTES-6.64%(f)

LETTER OF CREDIT ENHANCED-6.13%(d)

  A Mining Group, LLC; Series 2006, Incremental
     Taxable Bonds (LOC-Wells Fargo Bank, N.A.)        0.40%     06/01/29             4,100          4,100,000
--------------------------------------------------------------------------------------------------------------
  Alamogordo (City of), New Mexico (Gerald
     Champion Regional Medical Center); Series
     2007 A, Ref. Hospital Improvement RB
     (LOC-Bank of America, N.A.)                       0.33%     07/01/37            10,465         10,465,000
--------------------------------------------------------------------------------------------------------------
  Arizona (State of) Healthcare Facilities
     Authority (Catholic Healthcare West Loan
     Program); Series 2008 A, RB (LOC-Bank of
     America, N.A.)                                    0.27%     07/01/35            24,500         24,500,000
--------------------------------------------------------------------------------------------------------------
  Atlanticare Health Services, Inc.; Series 2003,
     Taxable Bonds (LOC-Wells Fargo Bank, N.A.)        0.40%     10/01/33               315            315,000
--------------------------------------------------------------------------------------------------------------
  Benjamin Rose Institute (The) (Kethley House);
     Series 2005, Taxable Notes (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.65%     12/01/28             4,700          4,700,000
--------------------------------------------------------------------------------------------------------------
  Blount (County of), Tennessee Health &
     Educational Facilities Board (Maryville
     College); Series 2007, RB (LOC-Bank of
     America, N.A.)                                    0.33%     04/01/32            10,600         10,600,000
--------------------------------------------------------------------------------------------------------------
  Brooke (County of), West Virginia County
     Commission (Bethany College); Series 2008 A,
     Commercial Development RB (LOC-PNC Bank,
     N.A.)                                             0.29%     12/01/37             4,050          4,050,000
--------------------------------------------------------------------------------------------------------------
  Bucks (County of), Pennsylvania Industrial
     Development Authority (Grand View Hospital);
     Series 2008 B, IDR (LOC-PNC Bank, N.A.)           0.25%     07/01/39             8,555          8,555,000
--------------------------------------------------------------------------------------------------------------
  Butler (County of), Ohio (LifeSphere); Series
     2007, Healthcare Facilities Improvement RB
     (LOC-U.S. Bank, N.A.)                             0.28%     05/01/30             3,530          3,530,000
--------------------------------------------------------------------------------------------------------------
  Centerville (City of), Ohio (Bethany Lutheran
     Village Continuing Care Facility Expansion);
     Series 2007 B, Health Care RB (LOC-PNC Bank,
     N.A.)                                             0.29%     11/01/40            22,270         22,270,000
--------------------------------------------------------------------------------------------------------------
  Central Michigan University Board of Trustees;
     Series 2008 A, Ref. General RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.22%     10/01/32             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Charlotte (City of), North Carolina (NASCAR Hall
     of Fame Facilities); Series 2009 D, Taxable
     COP (LOC-Bank of America, N.A.)                   0.45%     06/01/35            15,000         15,000,000
--------------------------------------------------------------------------------------------------------------
  Chatham Capital Corp.; Series 2000, Taxable
     Notes (LOC-JPMorgan Chase Bank, N.A.)             0.32%     07/01/20             3,700          3,700,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Chester (County of), Pennsylvania Industrial
     Development Authority (Archdiocese of
     Philadelphia); Series 2001, IDR (LOC-Wells
     Fargo Bank, N.A.)                                 0.22%     07/01/31    $       40,700    $    40,700,000
--------------------------------------------------------------------------------------------------------------
  Cobb (County of), Georgia Kennestone Hospital
     Authority (WellStar Health System, Inc.);
     Sub. Series 2005 A, Anticipation Ctfs. RB
     (LOC-Bank of America, N.A.)                       0.35%     04/01/40             7,500          7,500,000
--------------------------------------------------------------------------------------------------------------
  Cohasset (City of), Minnesota (Minnesota Power &
     Light Company); Series 1997 A, Ref. RB
     (LOC-Bank of America, N.A.)                       0.33%     06/01/20             6,900          6,900,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Bethany Lutheran
     School); Series 2008, RB (LOC-U.S. Bank,
     N.A.)                                             0.28%     11/01/38             3,650          3,650,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (King's Way Christian
     School); Series 2009, RB (LOC-U.S. Bank,
     N.A.)                                             0.28%     04/15/39             5,420          5,420,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Lutheran Church
     Extension Fund-Missouri Synod Loan Program);
     Series 2008, RB (LOC-Bank of America, N.A.)       0.25%     05/15/38             7,300          7,300,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Parker & Denver High
     Schools); Series 2006, RB (LOC-Bank of
     America, N.A.)                                    0.25%     12/01/36             2,600          2,600,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Western Christian
     Schools); Series 2009, RB (LOC-U.S. Bank,
     N.A.)                                             0.28%     07/01/39             4,875          4,875,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Bethesda Living Centers); Series 1999, RB
     (LOC-Bank of America, N.A.)                       0.28%     08/15/30             8,140          8,140,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Exempla, Inc.); Series 2009 A, RB (LOC-U.S.
     Bank, N.A.)                                       0.20%     01/01/39             6,980          6,980,000
--------------------------------------------------------------------------------------------------------------
  Columbus (City of), Ohio Regional Airport
     Authority (OASBO Expanded Asset Pooled
     Financing Program); Sr. Series 2004 A,
     Capital Funding RB (LOC-U.S. Bank, N.A.)          0.30%     03/01/34             8,725          8,725,000
--------------------------------------------------------------------------------------------------------------
  Connecticut (State of) Health & Educational
     Facilities Authority (Yale-New Haven
     Hospital, Inc.);
     Series 2008 K-1, RB (LOC-JPMorgan Chase Bank,
     N.A.)                                             0.22%     07/01/25            23,055         23,055,000
--------------------------------------------------------------------------------------------------------------
     Series 2008 L-1, RB (LOC-Bank of America,
     N.A.)                                             0.22%     07/01/36            27,030         27,030,000
--------------------------------------------------------------------------------------------------------------
  Coshocton (County of), Ohio (Coshocton County
     Memorial Hospital); Series 1999, Hospital
     Facilities RB (LOC-JPMorgan Chase Bank, N.A.)     0.27%     03/01/19             3,030          3,030,000
--------------------------------------------------------------------------------------------------------------
  Dearborn (County of), Indiana (Dearborn County
     Hospital); Series 2006, Economic Development
     RB (LOC-JPMorgan Chase Bank, N.A.)                0.32%     04/01/36             7,450          7,450,000
--------------------------------------------------------------------------------------------------------------
  DeKalb, Newton, & Gwinnett (Counties of),
     Georgia Joint Development Authority (GGC Real
     Estate Parking I, LLC); Series 2007,
     Incremental Draw RB (LOC-Wells Fargo Bank,
     N.A.)                                             0.28%     06/01/32             5,385          5,385,000
--------------------------------------------------------------------------------------------------------------
  DeKalb, Newton, & Gwinnett (Counties of),
     Georgia Joint Development Authority (GPC Real
     Estate Student Support I, LLC); Series 2007,
     Incremental Draw RB (LOC-Wells Fargo Bank,
     N.A.)                                             0.28%     06/01/35             5,475          5,475,000
--------------------------------------------------------------------------------------------------------------
  Delaware (State of) Economic Development
     Authority (Goodwill Industries of Delaware &
     Delaware County, Inc.); Series 2006, RB
     (LOC-PNC Bank, N.A.)                              0.29%     09/01/36             3,945          3,945,000
--------------------------------------------------------------------------------------------------------------
  Delaware (State of) Economic Development
     Authority (YMCA of Delaware); Series 2007, RB
     (LOC-PNC Bank, N.A.)                              0.29%     05/01/36             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  District of Columbia (Hogar Hispano, Inc.);
     Series 2005, RB (LOC-Bank of America, N.A.)       0.33%     03/01/30            15,890         15,890,000
--------------------------------------------------------------------------------------------------------------
  District of Columbia (John F. Kennedy Center for
     the Performing Arts); Series 2008, RB
     (LOC-Bank of America, N.A.)                       0.33%     10/01/29            11,230         11,230,000
--------------------------------------------------------------------------------------------------------------
  District of Columbia; Series 1998 A, Pooled Loan
     Program RB (LOC-Bank of America, N.A.)(b)         0.33%     01/01/29             9,462          9,462,000
--------------------------------------------------------------------------------------------------------------
  Douglas (County of), Nebraska Hospital Authority
     No. 2 (Children's Hospital Obligated Group);
     Series 2008 A, Ref. Health Facilities RB
     (LOC-U.S. Bank, N.A.)                             0.20%     08/15/32             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Erie (City of), Pennsylvania Higher Education
     Building Authority (Gannon University);
     Series 1998 F, RB (LOC-PNC Bank, N.A.)            0.29%     07/01/13             4,040          4,040,000
--------------------------------------------------------------------------------------------------------------
  Franklin (County of), Ohio (Doctors Ohio Health
     Corp.); Sub. Series 1998 B, Hospital
     Facilities RB (LOC-PNC Bank, N.A.)                0.29%     12/01/28             6,660          6,660,000
--------------------------------------------------------------------------------------------------------------
  Fredericksburg (City of), Virginia Economic
     Development Authority (Student Housing &
     Economic Development-Eagle Village I); Series
     2009 B, Taxable RB (LOC-Bank of America,
     N.A.)                                             0.46%     09/01/41             7,110          7,110,000
--------------------------------------------------------------------------------------------------------------
  Gillette (City of), Wyoming (Pacificorp); Series
     1988, Ref. PCR (LOC-Barclays Bank PLC)(c)         0.25%     01/01/18            21,175         21,175,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Grand Valley State University Board of Trustees,
     Michigan; Series 2008 B, Ref. General RB
     (LOC-U.S. Bank, N.A.)                             0.17%     06/01/19    $        6,000    $     6,000,000
--------------------------------------------------------------------------------------------------------------
  Hamilton (County of), Ohio (Cincinnati
     Children's Hospital Medical Center); Series
     2007 M, Hospital Facilities RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.20%     05/15/37            22,540         22,540,000
--------------------------------------------------------------------------------------------------------------
  Harris (County of), Texas Cultural Education
     Facilities Finance Corp. (Baylor College of
     Medicine); Series 2008 E, Ref. Medical
     Facilities RB (LOC-JPMorgan Chase Bank, N.A.)     0.25%     11/15/35            37,500         37,500,000
--------------------------------------------------------------------------------------------------------------
  Harris (County of), Texas Cultural Education
     Facilities Finance Corp. (Memorial Hermann
     Healthcare System); Series 2008 C, Ref.
     Hospital RB (LOC-Wells Fargo Bank, N.A.)          0.24%     06/01/24            25,000         25,000,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (James Jordan Boys & Girls Club and
     Family Life Center); Series 1995, RB
     (LOC-Bank of America N.A., JPMorgan Chase
     Bank, N.A.)(b)                                    0.32%     08/01/30             4,700          4,700,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Lyric Opera of Chicago); Series
     1994, RB (LOC-Harris N.A., JPMorgan Chase
     Bank, N.A., Northern Trust Co.)                   0.17%     12/01/28            14,800         14,800,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Sinai Community Institute, Inc.);
     Series 1997, RB (LOC-Bank of America,
     N.A.)(b)                                          0.35%     03/01/22             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Westside Health Authority); Series
     2003, RB (LOC-Bank of America, N.A.)              0.33%     12/01/29             2,610          2,610,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Field Museum of Natural History);
     Series 1998, RB (LOC-Bank of America, N.A.)       0.29%     11/01/32            11,900         11,900,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Museum of Science & Industry);
     Series 1992, RB (LOC-JPMorgan Chase Bank,
     N.A.)                                             0.32%     10/01/26            14,600         14,600,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (St. Xavier University); Series
     2002 A, RB (LOC-Bank of America, N.A.)            0.33%     10/01/32             6,450          6,450,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Commonwealth Edison Co.); Series 2008 D,
     Ref. PCR (LOC-JPMorgan Chase Bank, N.A.)          0.25%     03/01/20             7,800          7,800,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Edward
     Hospital Obligated Group); Series 2008 B-1,
     Ref. RB (LOC-JPMorgan Chase Bank, N.A.)           0.24%     02/01/40            10,000         10,000,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Elmhurst
     College); Series 2007, RB (LOC-Bank of
     America, N.A.)                                    0.33%     02/01/42            12,500         12,500,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (OSF
     Healthcare System); Series 2009 B, RB
     (LOC-PNC Bank, N.A.)                              0.27%     11/15/37             7,200          7,200,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (The
     Children's Memorial Hospital); Series 2008 C,
     RB (LOC-JPMorgan Chase Bank, N.A.)                0.24%     08/15/25            35,045         35,045,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (University of Chicago Medical Center);
     Series 2009 E-1, RB (LOC-JPMorgan Chase Bank,
     N.A.)                                             0.13%     08/01/43             8,500          8,500,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Peace Memorial Ministries); Series 2003 B,
     RB (LOC-Bank of America, N.A.)                    0.33%     08/15/33             9,155          9,155,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Rehabilitation Institute of Chicago); Series
     1997, RB (LOC-Bank of America, N.A.)              0.32%     04/01/32             5,300          5,300,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 B, RB (LOC-Bank of America, N.A.)     0.18%     08/01/20             8,000          8,000,000
--------------------------------------------------------------------------------------------------------------
     Series 1985 C, RB (LOC-JPMorgan Chase Bank,
     N.A.)                                             0.32%     08/01/15            25,950         25,950,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Riverside Health System); Series 1994, RB
     (LOC-Bank of America, N.A.)                       0.32%     11/01/19             6,200          6,200,000
--------------------------------------------------------------------------------------------------------------
  Independence (City of), Missouri Industrial
     Development Authority (The Groves & Graceland
     College Nursing Arts Center); Series 1997 A,
     IDR (LOC-Bank of America, N.A.)                   0.33%     11/01/27            13,930         13,930,000
--------------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indiana Historical Society, Inc.); Series
     1997, Educational Facilities RB (LOC-JPMorgan
     Chase Bank, N.A.)(b)                              0.32%     08/01/31            14,900         14,900,000
--------------------------------------------------------------------------------------------------------------
  Indiana (State of) Finance Authority (Community
     Health Network, Inc.); Series 2009 B,
     Hospital RB (LOC-PNC Bank, N.A.)                  0.25%     07/01/39            15,000         15,000,000
--------------------------------------------------------------------------------------------------------------
  Indiana (State of) Finance Authority (Deaconess
     Health System, Inc. Obligated Group); Series
     2009 B, Hospital RB (LOC-Bank of America,
     N.A.)                                             0.35%     03/01/39            40,000         40,000,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Indiana (State of) Finance Authority (Parkview
     Health System Obligated Group);
     Series 2009 B, Hospital RB (LOC-PNC Bank,
     N.A.)                                             0.26%     11/01/39    $       16,495    $    16,495,000
--------------------------------------------------------------------------------------------------------------
     Series 2009 C, Hospital RB (LOC-Wells Fargo
     Bank, N.A.)                                       0.25%     11/01/39            10,655         10,655,000
--------------------------------------------------------------------------------------------------------------
  Indiana (State of) Health & Educational Facility
     Financing Authority (Howard Regional Health
     System); Series 2005, Hospital RB (LOC-
     Harris N.A.)                                      0.20%     01/01/35            10,000         10,000,000
--------------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Community Hospitals);
     Series 2000 A, RB (LOC-Bank of America, N.A.)     0.33%     07/01/28             7,300          7,300,000
--------------------------------------------------------------------------------------------------------------
     Series 2000 B, RB (LOC-Bank of America, N.A.)     0.33%     07/01/28             6,075          6,075,000
--------------------------------------------------------------------------------------------------------------
  Iowa (State of) Higher Education Loan Authority
     (Luther College); Series 2008, Private
     College Facility RB (LOC-Harris N.A.)             0.28%     12/01/38             5,500          5,500,000
--------------------------------------------------------------------------------------------------------------
  Jackson (City of), Tennessee Energy Authority;
     Series 2009, Ref. Water System RB (LOC-U.S.
     Bank, N.A.)                                       0.23%     12/01/23             3,600          3,600,000
--------------------------------------------------------------------------------------------------------------
  Lancaster (County of), Nebraska Hospital
     Authority No. 1 (BryanLGH Medical Center);
     Series 2008 B-1, Ref. RB (LOC-U.S. Bank,
     N.A.)                                             0.20%     06/01/31            14,615         14,615,000
--------------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (CHRISTUS Health Obligated Group); Series
     2009 B-3, Ref. RB (LOC-Bank of New York
     Mellon)                                           0.20%     07/01/47             3,000          3,000,000
--------------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (Dynamic Fuels, LLC); Series 2008, RB
     (LOC-JPMorgan Chase Bank, N.A.)                   0.12%     10/01/33            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
  Louisiana (State of); Series 2009 A-1, Gasoline
     & Fuels Tax Second Lien RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.20%     05/01/43            40,000         40,000,000
--------------------------------------------------------------------------------------------------------------
  Louisiana State University & Agricultural &
     Mechanical College Board of Supervisors;
     Series 2002, Auxiliary RB (LOC-BNP
     Paribas)(c)                                       0.25%     07/01/32            10,590         10,590,000
--------------------------------------------------------------------------------------------------------------
  Luzerne (County of), Pennsylvania; Series 2004,
     GO (LOC-PNC Bank, N.A.)                           0.29%     11/01/14             6,385          6,385,000
--------------------------------------------------------------------------------------------------------------
  Lyndhurst (City of), Ohio (Hawken School);
     Series 2002, Economic Development RB (LOC-PNC
     Bank, N.A.)                                       0.29%     05/01/27             4,695          4,695,000
--------------------------------------------------------------------------------------------------------------
  Manatee (County of), Florida (St. Stephen's
     Upper School); Series 2000, RB (LOC-Bank of
     America, N.A.)                                    0.33%     11/01/25             4,600          4,600,000
--------------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Odenton Christian
     School); Series 2008, RB (LOC-PNC Bank, N.A.)     0.28%     07/01/33             3,590          3,590,000
--------------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (University of Maryland
     Medical System);
     Series 2007 A, RB (LOC-Wells Fargo Bank,
     N.A.)                                             0.22%     07/01/34             9,885          9,885,000
--------------------------------------------------------------------------------------------------------------
     Series 2007 B, RB (LOC-Bank of America, N.A.)     0.30%     07/01/34            20,795         20,795,000
--------------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Villa Julie College);
     Series 2005, RB (LOC-Bank of America, N.A.)       0.30%     07/01/30            55,865         55,865,000
--------------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority; Series 1994 D, Pooled
     Loan Program RB (LOC-Bank of America,
     N.A.)(b)                                          0.30%     01/01/29            40,790         40,790,000
--------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Abby Kelley Foster Charter Public
     School); Series 2008, RB (LOC-TD Bank, N.A.)      0.27%     09/01/38             4,900          4,900,000
--------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Brandon Residential Treatment Center,
     Inc.); Series 2003, RB (LOC-TD Bank, N.A.)        0.27%     04/01/28             5,895          5,895,000
--------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Dana-Farber Cancer
     Institute); Series 2008 L-1, RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.22%     12/01/46            26,800         26,800,000
--------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Housing Finance Agency
     (Avalon at Crane Brook); Series 2006 A,
     Taxable RB (LOC-JPMorgan Chase Bank, N.A.)        0.32%     04/01/36            21,010         21,010,000
--------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Housing Finance Agency;
     Series 2009 B, Taxable Bonds (LOC-Bank of
     America, N.A.)                                    0.46%     01/01/44            10,008         10,008,000
--------------------------------------------------------------------------------------------------------------
  Michigan (State of) Higher Education Facilities
     Authority (Calvin College); Series 2007 A,
     Ref. Limited Obligation RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.23%     09/01/37             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (McLaren Health Care Corp.);
     Series 2008 B-2, Ref. RB (LOC-JPMorgan Chase
     Bank, N.A.)                                       0.24%     10/15/30            16,550         16,550,000
--------------------------------------------------------------------------------------------------------------
     Series 2008 B-3, Ref. RB (LOC-JPMorgan Chase
     Bank, N.A.)                                       0.24%     10/15/38            26,400         26,400,000
--------------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (The Roper
     School); Series 2002, Limited Obligation RB
     (LOC-Bank of America, N.A.)(b)                    0.33%     05/01/32             3,195          3,195,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Minneapolis (City of), Minnesota (Fairview
     Health Services); Series 2008 C, Health Care
     System RB (LOC-Wells Fargo Bank, N.A.)            0.20%     11/15/47    $       26,075    $    26,075,000
--------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Petal Gas Storage, LLC); Series 2007, Gulf
     Opportunity Zone IDR (LOC-Deutsche Bank
     AG)(c)                                            0.28%     08/01/34             9,500          9,500,000
--------------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Lutheran Church
     Extension Fund-Missouri Synod Loan Program);
     Series 2004 A, RB (LOC-Bank of America, N.A.)     0.25%     07/01/29             7,645          7,645,000
--------------------------------------------------------------------------------------------------------------
  Monroe (County of), New York Industrial
     Development Agency (Margaret Woodbury Strong
     Museum); Series 2005, Civic Facility IDR
     (LOC-JPMorgan Chase Bank, N.A.)                   0.20%     04/01/35            16,750         16,750,000
--------------------------------------------------------------------------------------------------------------
  Montgomery (County of), Ohio (The Dayton Art
     Institute); Series 1996, Economic Development
     RB (LOC-U.S. Bank, N.A.)                          0.29%     05/01/26             4,300          4,300,000
--------------------------------------------------------------------------------------------------------------
  Montgomery (County of), Pennsylvania Industrial
     Development Authority (Archdiocese of
     Philadelphia); Series 2008 A, IDR (LOC-PNC
     Bank, N.A.)                                       0.25%     11/01/38            13,500         13,500,000
--------------------------------------------------------------------------------------------------------------
  Moon (Township of), Pennsylvania Industrial
     Development Authority (Providence Point);
     Series 2007, First Mortgage IDR (LOC-Lloyds
     TSB Bank PLC)(c)                                  0.30%     07/01/38            67,780         67,780,001
--------------------------------------------------------------------------------------------------------------
  Moon (Township of), Pennsylvania Industrial
     Development Authority (YMCA of Greater
     Pittsburgh); Series 2005, Community
     Facilities IDR (LOC-PNC Bank, N.A.)               0.29%     06/01/25             3,820          3,820,000
--------------------------------------------------------------------------------------------------------------
  Morton Grove (Village of), Illinois (Illinois
     Holocaust Museum & Educational Center);
     Series 2006, Cultural Facility RB (LOC-Bank
     of America, N.A.)                                 0.30%     12/01/41             4,250          4,250,000
--------------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Exeter Hospital
     Obligated Group); Series 2003, Healthcare RB
     (LOC-Bank of America, N.A.)                       0.30%     10/01/33            15,835         15,835,000
--------------------------------------------------------------------------------------------------------------
  New Jersey (State of) Economic Development
     Authority (Job Haines Home for Aged People);
     Series 1998, RB (LOC-PNC Bank, N.A.)              0.28%     02/01/28             1,000          1,000,000
--------------------------------------------------------------------------------------------------------------
  New York (State of) Dormitory Authority (St.
     John's University); Series 2008 A, RB
     (LOC-JPMorgan Chase Bank, N.A.)                   0.15%     07/01/30            34,525         34,525,000
--------------------------------------------------------------------------------------------------------------
  Newport (City of), Kentucky (Kentucky League of
     Cities Funding Trust); Series 2002, Lease
     Program RB (LOC-U.S. Bank, N.A.)                  0.19%     04/01/32            12,900         12,900,000
--------------------------------------------------------------------------------------------------------------
  Norfolk (City of), Virginia Redevelopment &
     Housing Authority (E2F Student Housing I,
     LLC); Series 2005, RB (LOC-Bank of America,
     N.A.)                                             0.33%     07/01/34             6,625          6,625,000
--------------------------------------------------------------------------------------------------------------
  Norfolk (City of), Virginia Redevelopment &
     Housing Authority (Norfolk Housing, LLC-The
     District at ODU); Series 2009, Taxable RB
     (LOC-Bank of America, N.A.)                       0.46%     09/01/39            22,905         22,905,000
--------------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Agency (St. Mary's School); Series 2006, RB
     (LOC-Wells Fargo Bank, N.A.)                      0.33%     09/01/27            17,455         17,455,000
--------------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Elon College); Series 1997,
     RB (LOC-Bank of America, N.A.)                    0.35%     01/01/19             8,840          8,840,000
--------------------------------------------------------------------------------------------------------------
  Northeastern Pennsylvania (Region of) Hospital &
     Education Authority (Commonwealth Medical
     College); Series 2009, RB (LOC-PNC Bank,
     N.A.)                                             0.25%     09/01/34            11,425         11,425,000
--------------------------------------------------------------------------------------------------------------
  Ohio (State of) (Ohio Dominican University);
     Series 2007, Higher Educational Facility RB
     (LOC-JPMorgan Chase Bank, N.A.)                   0.28%     12/01/37             5,330          5,330,000
--------------------------------------------------------------------------------------------------------------
  Palm Beach (County of), Florida (The Raymond F.
     Kravis Center for the Performing Arts, Inc.);
     Series 2002, RB (LOC-Northern Trust Co.)          0.28%     07/01/32             2,700          2,700,000
--------------------------------------------------------------------------------------------------------------
  Palm Beach (County of), Florida Housing Finance
     Authority (Emerald Bay Club Apartments);
     Series 2004, Ref. MFH RB (LOC-Wells Fargo
     Bank, N.A.)                                       0.28%     06/01/30             5,500          5,500,000
--------------------------------------------------------------------------------------------------------------
  Parma (City of), Ohio (The Parma Community
     General Hospital Association); Series 2006 A,
     RB (LOC-JPMorgan Chase Bank, N.A.)                0.29%     11/01/29             4,445          4,445,000
--------------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Springside School);
     Series 2000 J-4, RB (LOC-PNC Bank, N.A.)          0.29%     11/01/30             4,900          4,900,000
--------------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Messiah
     College); Series 2001 I-4, RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.27%     11/01/31            10,445         10,445,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Washington &
     Jefferson College); Series 1999 E-5, RB
     (LOC-PNC Bank, N.A.)                              0.29%     11/01/29    $        6,300    $     6,300,000
--------------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Turnpike Commission;
     Series 2008 B-1, Turnpike Multi-modal RB
     (LOC-Bank of America, N.A.)                       0.30%     12/01/38            10,400         10,400,000
--------------------------------------------------------------------------------------------------------------
  Portland (Port of), Oregon (Portland Bulk
     Terminals, LLC); Series 2006, Ref. Special
     Obligation RB (LOC-Canadian Imperial Bank of
     Commerce)(c)(g)                                   0.35%     03/01/36            11,000         11,000,000
--------------------------------------------------------------------------------------------------------------
  Prince Georges (County of), Maryland (Collington
     Episcopal Life Care Community, Inc.); Series
     2006 B, Ref. RB (LOC-Bank of America, N.A.)       0.28%     04/01/28            23,310         23,310,000
--------------------------------------------------------------------------------------------------------------
  R.G. Ray Corp.; Series 2000, Taxable RB
     (LOC-Bank of America, N.A.)                       0.45%     01/01/15             1,885          1,885,000
--------------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (Care New England Health
     System); Series 2008 A, Health Financing RB
     (LOC-JPMorgan Chase Bank, N.A.)                   0.23%     09/01/32            21,945         21,945,000
--------------------------------------------------------------------------------------------------------------
  Richland (City of), Washington; Series 1996,
     Golf Enterprise RB (LOC-Bank of America,
     N.A.)                                             0.32%     12/01/21             2,300          2,300,000
--------------------------------------------------------------------------------------------------------------
  Richland (County of), Ohio (Wesleyan Senior
     Living Obligated Group); Series 2004 A, Ref.
     Health Care Facilities RB (LOC-JPMorgan Chase
     Bank, N.A.)                                       0.28%     11/01/27            15,975         15,975,000
--------------------------------------------------------------------------------------------------------------
  Sarasota (County of), Florida (The Glenridge on
     Palmer Ranch, Inc.); Series 2006, Ref.
     Continuing Care Retirement Community RB
     (LOC-Lloyds TSB Bank PLC)(c)                      0.28%     06/01/36            10,300         10,300,000
--------------------------------------------------------------------------------------------------------------
  Shelby (County of), Tennessee Health,
     Educational & Housing Facility Board
     (Trezevant Manor); Series 2007 A, RB
     (LOC-Bank of America, N.A.)                       0.29%     09/01/39             7,225          7,225,000
--------------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (John Ancrum Society
     for Prevention of Cruelty to Animals); Series
     2007, RB (LOC-Bank of America, N.A.)              0.33%     08/01/27             4,100          4,100,000
--------------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Sisters of Charity
     Providence Hospitals); Series 2002, RB
     (LOC-Wells Fargo Bank, N.A.)                      0.29%     11/01/32            36,360         36,360,000
--------------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (YMCA of Columbia, SC);
     Series 2006, RB (LOC-Bank of America, N.A.)       0.33%     10/01/28             4,380          4,380,000
--------------------------------------------------------------------------------------------------------------
  South Dakota (State of) Health & Educational
     Facilities Authority (Regional Health, Inc.);
     Series 2008, RB (LOC-U.S. Bank, N.A.)             0.20%     09/01/27             8,500          8,500,000
--------------------------------------------------------------------------------------------------------------
  St. Charles (County of), Missouri Public Water
     Supply District No. 2; Series 2005 A, COP
     (LOC-Bank of America, N.A.)                       0.33%     12/01/33            11,820         11,820,000
--------------------------------------------------------------------------------------------------------------
  St. Jean Industries, Inc.; Series 2006, Taxable
     Notes (LOC-General Electric Capital Corp.)(b)     1.10%     10/01/21             8,400          8,400,000
--------------------------------------------------------------------------------------------------------------
  Tarrant (County of), Texas Cultural Education
     Facilities Finance Corp. (CHRISTUS Health);
     Series 2008 C-4, Ref. RB (LOC-Bank of
     America, N.A.)                                    0.32%     07/01/47            20,345         20,345,000
--------------------------------------------------------------------------------------------------------------
  Troy (City of), New York Industrial Development
     Authority (Rensselaer Polytechnic Institute);
     Series 2002 B, Civic Facility IDR
     (LOC-JPMorgan Chase Bank, N.A.)                   0.22%     09/01/42            34,100         34,100,000
--------------------------------------------------------------------------------------------------------------
  University of Virginia Real Estate Foundation;
     Series 2001, Taxable Bonds (LOC-Wells Fargo
     Bank, N.A.)(b)                                    0.40%     07/01/26            41,060         41,060,000
--------------------------------------------------------------------------------------------------------------
  Virginia (State of) Small Business Financing
     Authority (Hampton Roads Proton Beam Therapy
     Institute at Hampton University, LLC); Series
     2008 A, RB (LOC-PNC Bank, N.A.)                   0.29%     12/01/38            16,250         16,250,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Economic Development
     Finance Authority (Benaroya Research
     Institute at Virginia Mason); Series 2006 C,
     Ref. RB (LOC-Bank of America, N.A.)               0.28%     06/01/29             7,550          7,550,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (National Healthcare, Research &
     Education Finance Corp.); Series 2000, Lease
     RB (LOC-BNP Paribas)(c)                           0.27%     01/01/32            13,000         13,000,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Swedish Health Services); Series
     2009 C, RB (LOC-U.S. Bank, N.A.)                  0.20%     11/15/39            33,000         33,000,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Nikkei Concerns); Series 1994, Non-profit RB
     (LOC-U.S. Bank, N.A.)                             0.27%     10/01/19             3,630          3,630,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (The Bush School); Series 2006, Non-profit RB
     (LOC-Bank of America, N.A.)                       0.30%     04/01/34            20,370         20,370,000
--------------------------------------------------------------------------------------------------------------
  Westmoreland (County of), Pennsylvania
     Industrial Development Authority (Greensburg
     Thermal, LLC); Series 2005 A, Ref. IDR
     (LOC-PNC Bank, N.A.)                              0.29%     12/01/24             3,715          3,715,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Williamstown (City of), Kentucky (Kentucky
     League of Cities Funding Trust);
     Series 2008 A, Lease Program RB (LOC-U.S.
     Bank, N.A.)                                       0.19%     07/01/38    $        3,600    $     3,600,000
--------------------------------------------------------------------------------------------------------------
     Series 2008 B, Lease Program RB (LOC-U.S.
     Bank, N.A.)                                       0.19%     12/01/38             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Benevolent Corp. Cedar
     Community); Series 2007, RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.32%     06/01/37             6,900          6,900,000
--------------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Goodwill Industries of
     Southeastern Wisconsin, Inc.); Series 2009,
     RB (LOC-U.S. Bank, N.A.)                          0.28%     06/01/39             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Meriter Hospital,
     Inc.); Series 2008 A, RB (LOC-U.S. Bank,
     N.A.)                                             0.18%     12/01/24             5,600          5,600,000
--------------------------------------------------------------------------------------------------------------
  Yavapai (County of), Arizona Industrial
     Development Authority (Northern Arizona
     Healthcare System); Series 2008 B, Hospital
     Facilities IDR (LOC-Banco Bilbao Vizcaya
     Argentaria, S.A.)(c)                              0.26%     12/01/39             3,000          3,000,000
==============================================================================================================
                                                                                                 1,920,055,001
==============================================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-0.51%

  Allegheny (County of), Pennsylvania Hospital
     Development Authority (UPMC Senior
     Communities, Inc.); Series 2003, RB
     (CEP-Federal National Mortgage Association)       0.28%     07/15/28             2,825          2,825,000
--------------------------------------------------------------------------------------------------------------
  Arlington (County of), Virginia Industrial
     Development Authority (Woodbury Park
     Apartments); Series 2005 A, Ref. MFH IDR
     (CEP-Federal Home Loan Mortgage Corp.)            0.28%     03/01/35            13,185         13,185,000
--------------------------------------------------------------------------------------------------------------
  Cobb (County of), Georgia Housing Authority
     (Post Apartment Homes, L.P.); Series 1995,
     MFH RB (CEP-Federal National Mortgage
     Association)                                      0.28%     06/01/25             7,625          7,625,000
--------------------------------------------------------------------------------------------------------------
  DeKalb (County of), Georgia Housing Authority
     (Clairmont Crest); Series 1995, Ref. MFH RB
     (CEP-Federal National Mortgage Association)       0.25%     06/15/25             7,840          7,840,000
--------------------------------------------------------------------------------------------------------------
  Delaware (County of), Pennsylvania Industrial
     Development Authority (Resource Recovery
     Facility); Series 1997 G, Ref. IDR
     (CEP-General Electric Capital Corp.)              0.26%     12/01/31            30,605         30,605,000
--------------------------------------------------------------------------------------------------------------
  Duval (County of), Florida Housing Finance
     Authority (The Glades Apartments); Series
     2002, Ref. MFH Mortgage RB (CEP-Federal Home
     Loan Mortgage Corp.)                              0.28%     10/01/32             4,275          4,275,000
--------------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Tuscany Pointe Apartments); Series 2005 D,
     Ref. MFH Mortgage RB (CEP-Federal National
     Mortgage Association)                             0.28%     11/15/35            10,990         10,990,000
--------------------------------------------------------------------------------------------------------------
  Indianapolis (City of), Indiana (Capital Place
     Apartments, Covington Square Apartments & The
     Woods at Oak Crossing); Series 2008, MFH RB
     (CEP-Federal National Mortgage Association)       0.25%     05/15/38            16,000         16,000,000
--------------------------------------------------------------------------------------------------------------
  Jackson (County of), Mississippi (Chevron U.S.A.
     Inc.);
     Series 1992, Ref. PCR                             0.12%     12/01/16            16,900         16,900,000
--------------------------------------------------------------------------------------------------------------
     Series 1993, Ref. Port Facility RB                0.12%     06/01/23            18,135         18,135,000
--------------------------------------------------------------------------------------------------------------
  Kansas (State of) Development Finance Authority
     (Oak Ridge Park Phase I Apartments); Series
     2009 D, Ref. MFH RB (CEP-Federal Home Loan
     Mortgage Corp.)(g)                                0.40%     04/01/44             2,690          2,690,000
--------------------------------------------------------------------------------------------------------------
  Montgomery (County of), Pennsylvania
     Redevelopment Authority (Forge Gate
     Apartments); Series 2001 A, MFH RB
     (CEP-Federal National Mortgage Association)       0.25%     08/15/31             2,425          2,425,000
--------------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of),
     Tennessee Metropolitan Government Industrial
     Development Board (Summit Apartments); Series
     2006, Ref. IDR (CEP-Federal National Mortgage
     Association)                                      0.28%     07/15/36             6,825          6,825,000
--------------------------------------------------------------------------------------------------------------
  New York (City of) Housing Development Corp.
     (155 West 21st Street Development); Series
     2007 B, Taxable MFH Rental RB (CEP-Federal
     National Mortgage Association)                    0.27%     11/15/37             1,250          1,250,000
--------------------------------------------------------------------------------------------------------------
  Phoenix (City of), Arizona Industrial
     Development Authority (Del Mar Terrace
     Apartments); Series 1999 A, Ref. MFH IDR
     (CEP-Federal Home Loan Mortgage Corp.)            0.25%     10/01/29             9,800          9,800,000
--------------------------------------------------------------------------------------------------------------
  Smyrna (City of), Georgia Housing Authority (The
     Gardens of Post Village); Series 1996, MFH RB
     (CEP-Federal National Mortgage Association)       0.28%     06/01/25             2,800          2,800,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Lake City Senior Apartments); Series 2009,
     Ref. MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)                                            0.28%     07/01/44             4,000          4,000,000
==============================================================================================================
                                                                                                   158,170,000
==============================================================================================================
     Total Variable Rate Demand Notes (Cost
       $2,078,225,001)                                                                           2,078,225,001
==============================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------

MEDIUM-TERM NOTES-3.99%

  BBVA U.S. Senior S.A. Unipersonal, Sr. Unsec.
     Gtd. Unsub. Floating Rate MTN(b)(c)(e)            0.69%     03/12/10    $       64,000    $    64,028,672
--------------------------------------------------------------------------------------------------------------
  BP Capital Markets PLC, Sr. Unsec. Gtd. Unsub.
     Global Notes(c)                                   4.88%     03/15/10            33,350         34,160,814
--------------------------------------------------------------------------------------------------------------
  General Electric Capital Corp.-Series A, Sr.
     Unsec. Floating Rate Global MTN(e)                0.75%     12/15/09           100,000        100,052,904
--------------------------------------------------------------------------------------------------------------
  ING Bank N.V., Sr. Unsec. Floating Rate
     MTN(b)(c)(e)                                      0.92%     09/16/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  JPMorgan Chase & Co., Sr. Unsec. Floating Rate
     MTN(e)                                            0.79%     10/02/09            70,000         70,031,620
--------------------------------------------------------------------------------------------------------------
  Procter & Gamble International Funding S.C.A.,
     Sr. Unsec. Gtd. Floating Rate MTN(e)              0.71%     02/08/10            80,000         80,000,000
--------------------------------------------------------------------------------------------------------------
  Rabobank Nederland,
     Sr. Unsec. Putable Floating Rate Global
     MTN(b)(c)(e)                                      0.26%     10/07/09           150,000        150,000,000
--------------------------------------------------------------------------------------------------------------
     Floating Rate MTN(b)(c)(e)                        0.44%     08/16/14            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
     Floating Rate MTN(b)(c)(e)                        0.83%     05/19/10           104,700        104,914,572
--------------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A., Sr. Unsec. Floating Rate
     MTN(e)                                            0.78%     09/08/09           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp., Floating Rate
     MTN(b)(c)(e)                                      0.77%     10/09/09           246,000        246,142,188
==============================================================================================================
     Total Medium-Term Notes (Cost $1,249,330,770)                                               1,249,330,770
==============================================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-1.53%

FEDERAL HOME LOAN BANK (FHLB)-0.89%

  Unsec. Floating Rate Bonds(e)                        0.38%     05/12/10           130,000        130,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(e)                        0.30%     05/21/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(e)                        0.34%     06/01/10            50,000         50,000,000
==============================================================================================================
                                                                                                   280,000,000
==============================================================================================================


FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-0.64%

  Unsec. Floating Rate Global Notes(e)                 0.41%     07/12/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Series 2, Unsec. Floating Rate MTN(e)                0.51%     01/08/10           100,000        100,000,000
==============================================================================================================
                                                                                                   200,000,000
==============================================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $480,000,000)                                                              480,000,000
==============================================================================================================



TIME DEPOSITS-0.86%

  BNP Paribas (Cayman Islands)(c)                      0.15%     09/01/09           130,000        130,000,000
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank AG (Cayman Islands)(c)                 0.13%     09/01/09           138,491        138,490,809
==============================================================================================================
     Total Time Deposits (Cost $268,490,809)                                                       268,490,809
==============================================================================================================



FUNDING AGREEMENTS-0.32%

  MetLife Insurance Co. of Connecticut, Floating
     Rate (Acquired 08/27/07; Cost
     $100,000,000)(b)(e)                               0.83%     09/25/09           100,000        100,000,000
==============================================================================================================



MASTER NOTE AGREEMENTS-0.32%(H)

  Goldman Sachs Lending Partners LLC (Acquired
     08/13/09; Cost $100,000,000)(b)                   0.42%     10/09/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-93.64% (Cost $29,314,843,912)                                                     29,314,843,912
==============================================================================================================


                                                                               REPURCHASE
                                                                                 AMOUNT


REPURCHASE AGREEMENTS-8.20%(i)

  Banc of America Securities LLC, Joint agreement
     dated 08/31/09 aggregate maturing value
     $250,002,083 (collateralized by U.S.
     Government sponsored agency and Corporate
     obligations valued at $262,500,000; 0%-5.94%,
     09/01/12-09/20/56)                                0.30%     09/01/09         5,176,395          5,176,352
--------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/31/09 aggregate maturing value
     $2,401,558,810 (collateralized by a U.S.
     Treasury obligation valued at $2,449,575,065;
     2.38%, 08/31/14)                                  0.22%     09/01/09     1,278,516,613      1,278,508,800
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                     INTEREST    MATURITY      REPURCHASE
                                                       RATE        DATE          AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  HSBC Securities (USA) Inc., Joint agreement
     dated 08/31/09 aggregate maturing value
     $1,250,007,639 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,275,000,040; 0%-10.70%,
     10/09/09-07/15/32)                                0.22%     09/01/09    $  613,916,910    $   613,913,158
--------------------------------------------------------------------------------------------------------------
  JPMorgan Securities Inc., Agreement dated
     08/31/09 maturing value $250,001,458
     (collateralized by U.S. Government sponsored
     agency obligations valued at $255,000,273;
     0%, 01/15/10-10/15/29)                            0.21%     09/01/09       250,001,458        250,000,000
--------------------------------------------------------------------------------------------------------------
  RBC Capital Markets Corp., Joint agreement dated
     08/31/09 aggregate maturing value
     $200,001,278 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $204,000,001; 4.50%-6.00%,
     09/01/33-08/15/39)                                0.23%     09/01/09       148,021,792        148,020,846
--------------------------------------------------------------------------------------------------------------
  UBS Securities LLC, Agreement dated 08/31/09
     maturing value $250,001,528 (collateralized
     by U.S. Government sponsored agency
     obligations valued at $255,000,162; 5.00%-
     6.00%, 04/01/23-04/01/39)                         0.22%     09/01/09       250,001,528        250,000,000
--------------------------------------------------------------------------------------------------------------
  Wells Fargo Securities LLC, Joint agreement
     dated 08/31/09 aggregate maturing value
     $400,004,000 (collateralized by U.S.
     Government sponsored agency and Corporate
     obligations valued at $420,000,000; 0%-
     10.75%, 04/23/10-06/10/46)                        0.36%     09/01/09        21,910,144         21,909,925
==============================================================================================================
     Total Repurchase Agreements (Cost
       $2,567,529,081)                                                                           2,567,529,081
==============================================================================================================
TOTAL INVESTMENTS(j)(k)-101.84% (Cost
  $31,882,372,993)                                                                              31,882,372,993
==============================================================================================================
OTHER ASSETS LESS LIABILITIES-(1.84)%                                                             (575,701,868)
==============================================================================================================
NET ASSETS-100.00%                                                                             $31,306,671,125
______________________________________________________________________________________________________________
==============================================================================================================




Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
Ctfs.   - Certificates
GO      - General Obligation Bonds
Gtd.    - Guaranteed
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MFH     - Multi-Family Housing
MTN     - Medium-Term Notes
PCR     - Pollution Control Revenue Bonds
RB      - Revenue Bonds
Ref     - Refunding
RN      - Revenue Notes
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated


Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2009 was $13,006,834,802, which represented 41.55% of the Fund's Net Assets.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 12.00%; Netherlands: 7.80%; other countries less than 5% each: 19.15%.
(d) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(f) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(g)   Security subject to the alternative minimum tax.
(h) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(i)   Principal amount equals value at period end. See Note 1K.
(j)   Also represents cost for federal income tax purposes.
(k) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

     ENTITIES                                                                           PERCENTAGE
     ---------------------------------------------------------------------------------------------
     Societe Generale                                                                       5.0%
     _____________________________________________________________________________________________
     =============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

STIC PRIME PORTFOLIO



                                                                               PRINCIPAL
                                                     INTEREST    MATURITY       AMOUNT
                                                       RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-79.10%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-7.65%

  Amstel Funding Corp.(b)(c)                           1.85%     10/16/09    $     95,000    $   94,780,312
-----------------------------------------------------------------------------------------------------------
  Edison Asset Securitization, LLC(b)                  0.26%     09/25/09         146,795       146,769,556
-----------------------------------------------------------------------------------------------------------
  Edison Asset Securitization, LLC(b)                  0.28%     09/22/09         100,000        99,983,667
===========================================================================================================
                                                                                                341,533,535
===========================================================================================================


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-17.09%

  Barton Capital LLC(b)                                0.28%     09/02/09         100,000        99,999,222
-----------------------------------------------------------------------------------------------------------
  Barton Capital LLC(b)                                0.28%     09/15/09          80,062        80,053,282
-----------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                             0.18%     09/01/09          95,012        95,012,000
-----------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                             0.22%     09/11/09          40,008        40,005,555
-----------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                             0.28%     09/17/09          50,996        50,989,654
-----------------------------------------------------------------------------------------------------------
  Park Avenue Receivables Co., LLC(b)                  0.27%     09/14/09          99,300        99,290,318
-----------------------------------------------------------------------------------------------------------
  Ranger Funding Co. LLC(b)                            0.25%     09/15/09          25,000        24,997,570
-----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.24%     09/25/09          65,000        64,989,600
-----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.25%     10/15/09         100,000        99,969,445
-----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.26%     10/16/09          50,000        49,983,750
-----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                          0.23%     09/02/09          58,027        58,026,629
===========================================================================================================
                                                                                                763,317,025
===========================================================================================================


ASSET-BACKED SECURITIES-FULLY BACKED-5.04%

  Straight-A Funding LLC
     -Series 1, (CEP-Federal Financing Bank)(b)        0.24%     10/13/09         120,000       119,966,400
-----------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.25%     10/09/09          60,000        59,984,167
-----------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.28%     09/18/09          45,041        45,035,044
===========================================================================================================
                                                                                                224,985,611
===========================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-15.84%

  Concord Minutemen Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.50%     10/23/09          24,000        23,982,667
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.50%     10/27/09         195,000       194,848,333
-----------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.47%     10/19/09          25,000        24,984,333
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.60%     09/03/09         100,000        99,996,666
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.60%     09/18/09         100,000        99,971,667
-----------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(b)             0.60%     09/10/09          50,000        49,992,500
-----------------------------------------------------------------------------------------------------------
  Liberty Street Funding LLC (CEP-Bank of Nova
     Scotia)(b)(c)                                     0.23%     09/14/09          33,909        33,906,184
-----------------------------------------------------------------------------------------------------------
  LMA-Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                       0.27%     10/13/09          30,000        29,990,550
-----------------------------------------------------------------------------------------------------------
  Matchpoint Master Trust-Series A, (CEP-BNP
     Paribas)(b)(c)                                    0.24%     09/16/09         100,000        99,990,000
-----------------------------------------------------------------------------------------------------------
  Ticonderoga Funding LLC (CEP-Bank of America,
     N.A.)(b)                                          0.24%     09/11/09          50,000        49,996,667
===========================================================================================================
                                                                                                707,659,567
===========================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-18.99%

  Atlantic Asset Securitization LLC(b)                 0.26%     10/06/09         100,000        99,974,722
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                               PRINCIPAL
                                                     INTEREST    MATURITY       AMOUNT
                                                       RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  Chariot Funding, LLC/Ltd.(b)                         0.23%     09/10/09    $     61,000    $   60,996,492
-----------------------------------------------------------------------------------------------------------
  Enterprise Funding Co. LLC(b)                        0.24%     09/10/09         100,000        99,994,000
-----------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(b)                 0.23%     09/04/09          75,000        74,998,563
-----------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(b)                 0.23%     09/08/09          35,010        35,008,434
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                  0.21%     09/08/09         155,006       154,999,671
-----------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.24%     10/22/09          51,000        50,982,660
-----------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.25%     10/09/09          50,000        49,986,806
-----------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                       0.25%     09/09/09          59,250        59,246,708
-----------------------------------------------------------------------------------------------------------
  Regency Markets No. 1, LLC(b)(c)                     0.20%     09/04/09          42,600        42,599,290
-----------------------------------------------------------------------------------------------------------
  Yorktown Capital LLC(b)                              0.27%     10/09/09         119,218       119,184,023
===========================================================================================================
                                                                                                847,971,369
===========================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-2.54%

  Aspen Funding Corp.(b)                               0.22%     09/01/09          75,000        75,000,000
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.25%     09/16/09          23,350        23,347,568
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.30%     10/26/09          15,129        15,122,066
===========================================================================================================
                                                                                                113,469,634
===========================================================================================================


ASSET-BACKED SECURITIES-TRADE RECEIVABLES-3.67%

  Market Street Funding LLC(b)                         0.24%     09/09/09          99,141        99,135,713
-----------------------------------------------------------------------------------------------------------
  Market Street Funding LLC(b)                         0.26%     10/14/09          64,683        64,662,912
===========================================================================================================
                                                                                                163,798,625
===========================================================================================================


CONSUMER FINANCE-2.24%

  Toyota Motor Credit Corp.                            0.23%     09/04/09         100,000        99,998,083
===========================================================================================================


DIVERSIFIED BANKS-3.36%

  ING (US) Funding LLC(c)                              0.22%     09/17/09         150,000       149,985,666
===========================================================================================================


INDUSTRIAL CONGLOMERATES-1.34%

  General Electric Co.                                 0.24%     09/22/09          60,000        59,991,600
===========================================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-1.34%

  General Electric Capital Services Inc.               0.22%     09/18/09          60,000        59,993,767
===========================================================================================================
     Total Commercial Paper (Cost $3,532,704,482)                                             3,532,704,482
===========================================================================================================



CERTIFICATE OF DEPOSIT-5.60%

  Chase Bank USA, N.A. (Cost $250,000,000)             0.22%     09/10/09         250,000       250,000,000
===========================================================================================================



MASTER NOTE AGREEMENT-4.48%(D)

  Goldman Sachs Lending Partners LLC (Acquired
     08/13/09; Cost $200,000,000)(b)                   0.42%     10/09/09         200,000       200,000,000
===========================================================================================================



BANK NOTES-3.58%

DIVERSIFIED BANKS-3.58%

  Bank of America, N.A. (Cost $160,000,000)            0.27%     09/03/09         160,000       160,000,000
===========================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-92.76% (Cost $4,142,704,482)                                                    4,142,704,482
===========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                     INTEREST    MATURITY     REPURCHASE
                                                       RATE        DATE         AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-7.26%(e)

  BNP Paribas, Joint agreement dated 08/31/09,
     aggregate maturing value $350,003,694
     (collateralized by U.S. Government sponsored
     agency and Corporate obligations valued at
     $361,954,137; 0%-8.72%, 05/18/12-02/25/47)(c)     0.38%     09/01/09    $123,001,298    $  123,000,000
-----------------------------------------------------------------------------------------------------------
  Wells Fargo Securities LLC, Joint agreement
     dated 08/31/09, aggregate maturing value
     $400,004,000 (collateralized by U.S.
     Government sponsored agency and Corporate
     obligations valued at $420,000,000; 0%-
     10.75%, 04/23/10-06/10/46)                        0.36%     09/01/09     201,092,086       201,090,075
===========================================================================================================
     Total Repurchase Agreements (Cost
       $324,090,075)                                                                            324,090,075
===========================================================================================================
TOTAL INVESTMENTS(f)(g)-100.02% (Cost
  $4,466,794,557)                                                                             4,466,794,557
===========================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.02)%                                                              (834,929)
===========================================================================================================
NET ASSETS-100.00%                                                                           $4,465,959,628
___________________________________________________________________________________________________________
===========================================================================================================




Investment Abbreviations:

CEP  - Credit Enhancement Provider


Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2009 was $3,362,735,366, which represented 75.30% of the Fund's Net Assets.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 6.81%; France: 5.67%; other countries less than 5% each: 2.57%.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(e)   Principal amount equals value at period end. See Note 1K.
(f)   Also represents cost for federal income tax purposes.
(g) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

     ENTITIES                                                                           PERCENTAGE
     ---------------------------------------------------------------------------------------------
     JPMorgan Chase Bank, N.A.                                                              5.6%
     ---------------------------------------------------------------------------------------------
     Edison Asset Securitization, LLC                                                       5.5
     ---------------------------------------------------------------------------------------------
     Crown Point Capital Co., LLC                                                           5.0
     ---------------------------------------------------------------------------------------------
     Straight-A Funding, LLC                                                                5.0
     _____________________________________________________________________________________________
     =============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

TREASURY PORTFOLIO



                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-46.92%(A)

  U.S. Treasury Bills                                  0.31%     09/03/09    $      326,000    $   325,994,295
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.34%     09/10/09           150,000        149,987,250
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.36%     09/10/09           250,000        249,977,812
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.20%     10/01/09           250,000        249,958,333
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     10/01/09           250,000        249,936,563
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.32%     10/08/09           250,000        249,916,493
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.42%     10/08/09           250,000        249,893,368
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.24%     10/15/09           325,000        324,904,667
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     10/15/09           200,000        199,937,667
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.27%     10/15/09            75,000         74,975,708
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.33%     10/22/09           142,700        142,633,288
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.50%     10/22/09           250,000        249,822,917
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.52%     10/22/09           150,000        149,889,500
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.19%     11/05/09           250,000        249,916,493
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     11/05/09           250,000        249,866,840
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     11/05/09           150,000        149,917,396
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.31%     11/05/09           165,000        164,907,646
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.20%     11/12/09           250,000        249,902,500
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     11/12/09           400,000        399,788,000
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     11/12/09           250,000        249,847,500
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.21%     11/19/09           250,000        249,882,049
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.27%     11/19/09           250,000        249,851,875
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.29%     11/19/09           250,000        249,843,646
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.29%     11/19/09           150,000        149,904,542
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     12/03/09           100,000         99,934,125
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     12/03/09           250,000        249,832,083
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.29%     12/03/09           200,000        199,849,133
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     12/03/09           200,000        199,843,967
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     12/10/09           300,000        299,745,834
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.31%     12/10/09           250,000        249,784,722
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.32%     12/10/09           200,000        199,819,444
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.29%     12/17/09           250,000        249,784,514
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.35%     12/17/09           250,000        249,739,931
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.22%     01/14/10           250,000        249,796,094
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.22%     01/21/10           250,000        249,778,125
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.24%     01/21/10           250,000        249,767,771
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.23%     01/28/10           250,000        249,762,014
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.27%     02/04/10           200,000        199,766,000
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.27%     02/04/10           200,000        199,763,833
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.28%     02/11/10           250,000        249,688,149
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-(CONTINUED)

  U.S. Treasury Bills                                  0.22%     02/18/10    $      150,000    $   149,845,083
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.24%     02/25/10           250,000        249,705,000
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.24%     03/04/10           315,000        314,617,800
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.51%     04/01/10           150,000        149,549,500
==============================================================================================================
     Total U.S. Treasury Securities (Cost
       $9,991,829,470)                                                                           9,991,829,470
==============================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-46.92% (Cost $9,991,829,470)                                                       9,991,829,470
==============================================================================================================


                                                                               REPURCHASE
                                                                                 AMOUNT


REPURCHASE AGREEMENTS-55.27%(b)

  Banc of America Securities LLC, Joint agreement
     dated 08/31/09, aggregate maturing value
     $348,001,837 (collateralized by a U.S.
     Treasury obligation valued at $354,960,026;
     0.88%, 01/31/11)                                  0.19%     09/01/09       347,089,629        347,087,797
--------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Term agreement dated
     08/24/09, maturing value $450,068,000
     (collateralized by U.S. Treasury obligations
     valued at $459,000,005; 1.88%-2.63%,
     07/15/17-07/15/19)                                0.17%     09/25/09       450,068,000        450,000,000
--------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/31/09, aggregate maturing value
     $2,401,558,810 (collateralized by a U.S.
     Treasury obligation valued at $2,449,575,065;
     2.38%, 08/31/14)                                  0.22%     09/01/09     1,123,042,197      1,123,035,334
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Term agreement
     dated 08/24/09, maturing value $450,072,000
     (collateralized by U.S. Treasury obligations
     valued at $459,000,067; 1.25%-3.88%,
     04/15/14-04/15/32)                                0.18%     09/25/09       450,072,000        450,000,000
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Agreement dated
     08/31/09, maturing value $2,150,012,542
     (collateralized by U.S. Treasury obligations
     valued at $2,193,000,028; 0.88%-4.00%,
     09/15/09-02/15/14)                                0.21%     09/01/09     2,150,012,542      2,150,000,000
--------------------------------------------------------------------------------------------------------------
  CIBC World Markets Corp., Agreement dated
     08/31/09, maturing value $100,000,556
     (collateralized by U.S. Treasury obligations
     valued at $102,003,895; 0%-7.88%, 10/22/09-
     05/15/39)                                         0.20%     09/01/09       100,000,556        100,000,000
--------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Term
     agreement dated 08/14/09, maturing value
     $250,040,139 (collateralized by U.S. Treasury
     obligations valued at $255,000,956; 4.50%-
     5.00%, 02/15/36-05/15/37)                         0.17%     09/17/09       250,040,139        250,000,000
--------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Term
     agreement dated 08/10/09, maturing value
     $500,084,444 (collateralized by U.S. Treasury
     obligations valued at $510,001,302; 4.50%-
     11.25%, 02/15/15-05/15/38)                        0.19%     09/11/09       500,084,444        500,000,000
--------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Agreement
     dated 08/31/09, maturing value $1,000,005,556
     (collateralized by U.S. Treasury obligations
     valued at $1,020,002,544; 5.00%-8.00%,
     11/15/21-05/15/37)                                0.20%     09/01/09     1,000,005,556      1,000,000,000
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Agreement dated
     08/31/09, maturing value $250,001,319
     (collateralized by U.S. Treasury obligations
     valued at $255,000,034; 0.63%-9.88%,
     04/15/10-02/15/23)                                0.19%     09/01/09       250,001,319        250,000,000
--------------------------------------------------------------------------------------------------------------
  HSBC Securities (USA) Inc., Agreement dated
     08/31/09, maturing value $750,004,167
     (collateralized by U.S. Treasury obligations
     valued at $765,001,172; 0%-4.25%, 01/15/10-
     04/15/32)                                         0.20%     09/01/09       750,004,167        750,000,000
--------------------------------------------------------------------------------------------------------------
  JPMorgan Securities Inc., Agreement dated
     08/31/09, maturing value $1,000,005,833
     (collateralized by U.S. Treasury obligation
     valued at $1,020,000,227; 0.88%, 01/31/11)        0.21%     09/01/09     1,000,005,833      1,000,000,000
--------------------------------------------------------------------------------------------------------------
  Morgan Stanley, Agreement dated 08/31/09,
     maturing value $250,001,319 (collateralized
     by U.S. Treasury obligation valued at
     $255,230,439; 6.25%-8.75%, 08/15/19-11/15/24)     0.19%     09/01/09       250,001,319        250,000,000
--------------------------------------------------------------------------------------------------------------
  RBS Securities Inc., Term agreement dated
     08/14/09, maturing value $250,038,889
     (collateralized by U.S. Treasury obligations
     valued at $255,002,549; 2.63%-4.63%,
     05/31/10-02/15/17)                                0.16%     09/18/09       250,038,889        250,000,000
--------------------------------------------------------------------------------------------------------------
  RBS Securities Inc., Agreement dated 08/31/09,
     maturing value $750,004,167 (collateralized
     by U.S. Treasury obligations valued at
     $765,004,210; 2.13%-4.75%, 10/31/09-11/15/14)     0.20%     09/01/09       750,004,167        750,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale, Agreement dated 08/13/09,
     maturing value $500,071,111 (collateralized
     by U.S. Treasury obligations valued at
     $510,000,062; 0%-4.88%, 01/15/10-02/15/19)        0.16%     09/14/09       500,071,111        500,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale, Agreement dated 08/31/09,
     maturing value $1,000,005,556 (collateralized
     by U.S. Treasury obligations valued at
     $1,020,000,105; 0%-9.25%, 09/03/09-04/15/32)      0.20%     09/01/09     1,000,005,556      1,000,000,000
--------------------------------------------------------------------------------------------------------------
  UBS Securities LLC, Term agreement dated
     08/05/09, maturing value $400,061,222
     (collateralized by a U.S. Treasury obligation
     valued at $408,002,337; 0%, 09/24/09)             0.19%     09/03/09       400,061,222        400,000,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                     INTEREST    MATURITY      REPURCHASE
                                                       RATE        DATE          AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  Wachovia Bank, N.A., Agreement dated 08/31/09,
     maturing value $250,001,458 (collateralized
     by U.S. Treasury obligations valued at
     $255,000,035; 0%-8.75%, 12/31/09-08/15/39)        0.21%     09/01/09    $  250,001,458    $   250,000,000
==============================================================================================================
     Total Repurchase Agreements (Cost
       $11,770,123,131)                                                                         11,770,123,131
==============================================================================================================
TOTAL INVESTMENTS(c)-102.19% (Cost
  $21,761,952,601)                                                                              21,761,952,601
==============================================================================================================
OTHER ASSETS LESS LIABILITIES-(2.19)%                                                             (466,568,419)
==============================================================================================================
NET ASSETS-100.00%                                                                             $21,295,384,182
______________________________________________________________________________________________________________
==============================================================================================================




Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)   Principal amount equals value at period end. See Note 1K.
(c)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

GOVERNMENT & AGENCY PORTFOLIO



                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-39.76%

FEDERAL FARM CREDIT BANK (FFCB)-3.24%

  Disc. Notes(a)                                       0.50%     03/30/10    $       60,000    $    59,825,000
--------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.51%     09/22/09            25,000         25,000,000
--------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               1.25%     11/12/09           125,000        125,000,000
--------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               1.10%     11/20/09            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.36%     12/21/09           150,000        149,557,181
--------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.64%     12/21/09            75,000         75,000,000
==============================================================================================================
                                                                                                   484,382,181
==============================================================================================================


FEDERAL HOME LOAN BANK (FHLB)-15.13%

  Unsec. Bonds                                         0.45%     11/24/09            40,000         40,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.50%     02/08/10            90,000         89,979,913
--------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.31%     02/22/10            85,000         84,989,047
--------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.92%     04/09/10            60,000         60,148,217
--------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.55%     06/03/10            25,000         25,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.55%     06/10/10            55,000         54,949,858
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.11%     09/01/09            21,700         21,700,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.66%     09/10/09            75,000         74,987,625
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.64%     10/07/09           100,000         99,936,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.55%     10/09/09            50,000         49,970,972
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.35%     10/16/09            70,000         69,969,375
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.30%     11/18/09           117,760        117,683,456
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.55%     11/19/09            50,000         49,939,653
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.53%     12/07/09           140,000        139,800,072
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.80%     12/08/09            50,000         49,891,111
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.80%     12/09/09            50,000         49,890,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.80%     12/11/09            65,000         64,854,111
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.31%     01/22/10            60,000         59,926,117
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.26%     02/12/10           125,000        124,851,944
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                1.04%     03/03/10            50,000         49,735,667
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.48%     05/05/10            80,000         79,737,600
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.55%     11/18/09            75,000         75,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.50%     01/19/10            75,000         75,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.64%     02/04/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.78%     02/26/10           125,000        124,991,956
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.82%     03/19/10           150,000        149,983,468
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.65%     09/10/09            80,000         80,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.22%     11/23/09            50,000         50,048,094
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.18%     12/23/09            50,000         49,981,198
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.18%     12/28/09           100,000         99,990,621
==============================================================================================================
                                                                                                 2,262,936,075
==============================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-15.25%

  Unsec. Disc. Notes(a)                                0.70%     09/14/09    $       50,000    $    49,987,361
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.60%     09/21/09            75,000         74,975,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.70%     09/21/09           100,000         99,961,111
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.22%     10/01/09           220,000        219,958,750
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.25%     10/05/09           130,000        129,969,306
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.27%     10/13/09           130,000        129,959,050
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.45%     10/13/09           100,000         99,948,083
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.25%     10/19/09            90,000         89,970,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.26%     10/20/09           160,000        159,943,378
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.25%     11/09/09           244,000        243,883,083
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.74%     11/23/09            50,000         49,914,694
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.28%     01/25/10            55,000         54,937,544
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.42%     02/08/10           100,000         99,813,333
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.26%     03/01/10            80,000         79,895,422
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.43%     05/17/10            95,000         94,703,838
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.19%     09/28/09            30,000         29,998,580
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.20%     10/08/09            75,000         74,990,288
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.17%     12/16/09           100,000         99,892,935
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.41%     07/12/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(b)                          0.24%     09/18/09            75,000         74,994,831
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(b)                          0.25%     09/21/09            74,500         74,497,703
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(b)                          0.32%     02/09/10            75,000         75,000,000
--------------------------------------------------------------------------------------------------------------
     Series 2, Unsec. Floating Rate MTN(b)             0.51%     01/08/10            75,000         75,000,000
==============================================================================================================
                                                                                                 2,282,194,290
==============================================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-6.14%

  Unsec. Disc. Notes(a)                                0.40%     09/01/09            60,000         60,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                3.20%     10/07/09            50,000         49,840,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.35%     10/21/09           125,000        124,939,236
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.30%     11/16/09            50,000         49,968,333
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.30%     11/23/09            30,000         29,979,250
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                1.00%     12/03/09           100,000         99,741,667
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.32%     01/11/10           175,000        174,794,667
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.28%     02/03/10            70,000         69,914,104
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.40%     07/13/10            60,000         59,982,136
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Notes(b)                        0.45%     10/16/09           150,000        150,030,754
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Notes(b)                        0.60%     10/27/09            50,000         50,000,000
==============================================================================================================
                                                                                                   919,190,147
==============================================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $5,948,702,693)                                                          5,948,702,693
==============================================================================================================


U.S. TREASURY SECURITIES-4.67%(a)

  U.S. Treasury Bills                                  0.31%     11/05/09            75,000         74,958,021
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     11/12/09           225,000        224,862,750
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     12/03/09           105,000        104,930,831
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-(CONTINUED)

  U.S. Treasury Bills                                  0.30%     12/10/09    $       75,000    $    74,936,459
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.32%     12/10/09            50,000         49,954,861
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.35%     12/17/09            50,000         49,947,986
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.45%     06/03/10            70,000         69,759,375
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.52%     06/03/10            50,000         49,801,389
==============================================================================================================
     Total U.S. Treasury Securities (Cost
       $699,151,672)                                                                               699,151,672
==============================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-44.43% (Cost $6,647,854,365)                                                       6,647,854,365
==============================================================================================================


                                                                               REPURCHASE
                                                                                 AMOUNT


REPURCHASE AGREEMENTS-55.58%(c)

  Banc of America Securities LLC, Agreement dated
     08/31/09, maturing value $750,004,167
     (collateralized by U.S. Government sponsored
     agency obligations valued at $765,000,375;
     0%-5.70%, 09/11/09-11/19/24)                      0.20%     09/01/09       750,004,167        750,000,000
--------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/31/09, aggregate maturing value
     $569,263,027 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $580,644,788; 0%, 09/09/09-
     11/27/09)                                         0.22%     09/01/09       567,763,018        567,759,548
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Term agreement
     dated 08/24/09, maturing value $500,084,444
     (collateralized by U.S. Government sponsored
     agency obligations valued at $510,001,022;
     0%-6.75%, 10/13/09-06/15/38)                      0.19%     09/25/09       500,084,444        500,000,000
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Term joint
     agreement dated 08/18/09, aggregate maturing
     value $300,172,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $306,000,883; 0%-7.63%, 09/11/09-
     06/15/38)                                         0.23%     11/16/09       250,143,750        250,000,000
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Agreement dated
     08/31/09, maturing value $1,000,006,111
     (collateralized by U.S. Government sponsored
     agency obligations valued at $1,020,001,006;
     1.38%-6.25%, 04/28/11-04/18/36)                   0.22%     09/01/09     1,000,006,111      1,000,000,000
--------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Term joint
     agreement dated 08/10/09, aggregate maturing
     value $500,088,889 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,002,219; 0%-9.00%, 09/01/09-
     06/14/10)                                         0.20%     09/11/09       450,080,000        450,000,000
--------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Joint
     agreement dated 08/31/09,aggregate maturing
     value $500,002,917 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,000,106; 0%, 09/02/09-
     02/24/10)                                         0.21%     09/01/09       498,502,908        498,500,000
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Agreement dated
     08/31/09, maturing value $500,002,778
     (collateralized by U.S. Government sponsored
     agency obligations valued at $510,000,285;
     0%-5.38%, 09/01/09-08/10/12)                      0.20%     09/01/09       500,002,778        500,000,000
--------------------------------------------------------------------------------------------------------------
  Goldman, Sachs & Co., Agreement dated 08/31/09,
     maturing value $500,002,778 (collateralized
     by U.S. Treasury obligations valued at
     $510,000,039; 0%-4.25%, 02/15/20-05/15/39)        0.20%     09/01/09       500,002,778        500,000,000
--------------------------------------------------------------------------------------------------------------
  HSBC Securities (USA) Inc., Joint agreement
     dated 08/31/09, aggregate maturing value
     $1,250,007,639 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,275,000,040; 0%-10.70%,
     10/09/09-07/15/32)                                0.22%     09/01/09       324,805,502        324,803,517
--------------------------------------------------------------------------------------------------------------
  Morgan Stanley, Agreement dated 08/31/09,
     maturing value $500,002,778 (collateralized
     by a U.S. Government sponsored agency
     obligation valued at $510,004,096; 0%,
     08/05/11)                                         0.20%     09/01/09       500,002,778        500,000,000
--------------------------------------------------------------------------------------------------------------
  RBC Capital Markets Corp., Joint agreement dated
     08/31/09, aggregate maturing value
     $500,003,056 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,000,167; 0%-8.95%, 09/01/09-
     04/15/42)                                         0.22%     09/01/09       350,002,139        350,000,000
--------------------------------------------------------------------------------------------------------------
  RBS Securities Inc., Term joint agreement dated
     08/14/09, aggregate maturing value
     $250,046,180 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,002,678; 0%-9.38%, 10/15/09-
     04/15/30)                                         0.19%     09/18/09       200,036,944        200,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale, Term joint agreement dated
     08/13/09, aggregate maturing value
     $500,088,889 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,000,926; 0%-5.75%, 09/11/09-
     06/12/15)                                         0.20%     09/14/09       425,075,556        425,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale, Agreement dated 08/31/09,
     maturing value $1,250,007,292 (collateralized
     by U.S. Government sponsored agency
     obligations valued at $1,275,000,901; 0%-
     6.63%, 09/15/09-04/18/36)                         0.21%     09/01/09     1,250,007,292      1,250,000,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                     INTEREST    MATURITY      REPURCHASE
                                                       RATE        DATE          AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  Wachovia Bank, N.A., Agreement dated 08/31/09,
     maturing value $250,001,528 (collateralized
     by U.S. Government sponsored obligations
     valued at $255,003,758; 0%-10.35%, 10/01/09-
     07/26/32)                                         0.22%     09/01/09    $  250,001,528    $   250,000,000
==============================================================================================================
     Total Repurchase Agreements (Cost
       $8,316,063,065)                                                                           8,316,063,065
==============================================================================================================
TOTAL INVESTMENTS(d)-100.01% (Cost
  $14,963,917,430)                                                                              14,963,917,430
==============================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.01)%                                                                 (917,961)
==============================================================================================================
NET ASSETS-100.00%                                                                              14,962,999,469
______________________________________________________________________________________________________________
==============================================================================================================




Investment Abbreviations:

Disc.   - Discounted
MTN     - Medium-Term Notes
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(c)   Principal amount equals value at period end. See Note 1K.
(d)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

GOVERNMENT TAXADVANTAGE PORTFOLIO



                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-96.07%

FEDERAL FARM CREDIT BANK (FFCB)-7.80%

  Disc. Notes(a)                                       0.50%     03/30/10     $  5,000    $  4,985,417
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.51%     09/22/09        5,000       5,000,000
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               1.25%     11/12/09       10,000      10,000,000
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.17%     12/28/09       15,000      14,984,236
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.25%     04/27/10       10,000      10,005,973
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.26%     08/04/10        5,000       4,987,920
======================================================================================================
                                                                                            49,963,546
======================================================================================================


FEDERAL HOME LOAN BANK (FHLB)-88.27%

  Unsec. Bonds                                         0.31%     02/22/10        5,000       4,999,356
------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.92%     04/09/10        5,000       5,012,351
------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.55%     06/10/10        5,000       4,995,442
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.11%     09/01/09      268,300     268,300,000
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.17%     09/01/09       14,092      14,092,000
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.18%     09/14/09       15,000      14,999,025
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.13%     09/16/09       12,650      12,649,288
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.15%     09/16/09       15,000      14,999,062
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.14%     09/23/09       50,000      49,995,722
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.18%     09/23/09       25,000      24,997,174
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.21%     09/30/09       15,000      14,997,463
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.21%     10/07/09       21,200      21,195,548
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.22%     10/09/09       10,000       9,997,678
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.35%     10/16/09        5,000       4,997,813
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.15%     10/23/09       29,800      29,793,543
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.55%     11/19/09        4,684       4,678,347
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.31%     01/22/10        5,750       5,742,920
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.26%     02/12/10        4,000       3,995,262
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.44%     10/13/09        4,500       4,502,420
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.50%     01/19/10        5,000       5,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.64%     02/04/10       15,000      15,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.65%     09/10/09       10,000      10,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.18%     12/28/09       10,000       9,999,062
------------------------------------------------------------------------------------------------------
  Unsec. Global Bonds                                  5.00%     09/18/09       10,175      10,196,962
======================================================================================================
                                                                                           565,136,438
======================================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $615,099,984)                                                      615,099,984
======================================================================================================


U.S. TREASURY SECURITIES-3.90%(a)

  U.S. Treasury Bills                                  0.31%     11/05/09        5,000       4,997,201
------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     11/12/09        5,000       4,996,950
------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     12/03/09       10,000       9,993,413
------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-(CONTINUED)

  U.S. Treasury Bills                                  0.45%     06/03/10     $  5,000    $  4,982,813
======================================================================================================
     Total U.S. Treasury Securities (Cost
       $24,970,377)                                                                         24,970,377
======================================================================================================
TOTAL INVESTMENTS(c)-99.97% (Cost $640,070,361)                                            640,070,361
======================================================================================================
OTHER ASSETS LESS LIABILITIES-0.03%                                                            192,112
======================================================================================================
NET ASSETS-100.00%                                                                        $640,262,473
______________________________________________________________________________________________________
======================================================================================================




Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(c)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

TAX-FREE CASH RESERVE PORTFOLIO



                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-100.27%

ALABAMA-0.19%

  Pell City (City of) Special Care Facilities
     Financing Authority (Noland Health Services,
     Inc.); Series 2009 A, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                       0.30%     12/01/39     $ 3,000     $    3,000,000
========================================================================================================


ARIZONA-1.30%

  Casa Grande (City of) Industrial Development
     Authority (Center Park Apartments); Series
     2001 A, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.35%     06/15/31       2,010          2,010,000
--------------------------------------------------------------------------------------------------------
  Casa Grande (City of) Industrial Development
     Authority (Quail Gardens Apartments); Series
     2001 A, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.35%     06/15/31       1,885          1,885,000
--------------------------------------------------------------------------------------------------------
  JPMorgan Chase PUTTERs (Greater Arizona
     Development Authority); Series 2007-2056, VRD
     Infrastructure RB(b)(c)(d)                        0.47%     08/01/15       7,490          7,490,000
--------------------------------------------------------------------------------------------------------
  Maricopa (County of) Industrial Development
     Authority (Gran Victoria Housing, LLC);
     Series 2000 A, VRD MFH RB (CEP-Federal
     National Mortgage Association)(b)                 0.32%     04/15/30       4,775          4,775,000
--------------------------------------------------------------------------------------------------------
  Pima (County of) Industrial Development
     Authority (Delaware Military Academy, Inc.);
     Series 2008, VRD Charter School RB (LOC-PNC
     Bank, N.A.)(a)(b)                                 0.29%     09/01/38       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Tucson (City of) Industrial Development
     Authority (La Entrada Apartments); Series
     2001, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.32%     07/15/31       1,750          1,750,000
--------------------------------------------------------------------------------------------------------
  Yuma (City of) Industrial Development Authority
     (El Encanto Apartments); Series 2003, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(b)                                   0.32%     04/15/33       1,575          1,575,000
========================================================================================================
                                                                                              20,685,000
========================================================================================================


COLORADO-3.58%

  Adams (County of) (Hunters Cove); Series 1985 A,
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(b)(d)                                      0.33%     01/15/14       6,350          6,350,000
--------------------------------------------------------------------------------------------------------
  Citibank Eagle Tax-Exempt Trust (Regional
     Transportation District); J Series 2006-0120
     A, VRD COP(b)(c)(d)                               0.39%     11/01/36       8,510          8,510,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Southeastern Baptist
     Theological Seminary); Series 2005, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     03/01/25       7,920          7,920,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Trinity School of
     Durham & Chapel Hill); Series 2006, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     09/01/26       3,900          3,900,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Wesleyan Christian
     Academy); Series 2007, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                        0.33%     05/01/32       7,970          7,970,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Catholic Health Initiatives); Series 2008 C-
     4, VRD RB(b)                                      3.75%     10/01/41       1,000          1,004,257
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Crossroads); Series 2003 A, VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                 0.37%     11/01/28       1,210          1,210,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (The Evangelical Lutheran Good Samaritan
     Society); Series 2008, Ref. VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                 0.32%     06/01/15       3,800          3,800,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of); Series 2009 A, General Fund
     TRAN                                              2.00%     06/25/10       5,000          5,063,112
--------------------------------------------------------------------------------------------------------
  Colorado Springs (City of) (Cook Communications
     Ministries); Series 2002, VRD IDR (LOC-Bank
     of America, N.A.)(a)(b)                           0.35%     03/01/17       1,900          1,900,000
--------------------------------------------------------------------------------------------------------
  Meridian Ranch Metropolitan District; Series
     2009, Ref. VRD Limited Tax GO (LOC-U.S. Bank,
     N.A.)(a)(b)                                       0.39%     12/01/38       2,135          2,135,000
--------------------------------------------------------------------------------------------------------
  Pitkin (County of) (Centennial-Aspen II LP);
     Series 1996 A, Ref. VRD MFH RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                 0.37%     12/01/24       4,735          4,735,000
--------------------------------------------------------------------------------------------------------
  Pueblo (County of) (El Pueblo Boys' & Girls'
     Ranch, Inc.); Series 2003, VRD Development RB
     (LOC-U.S. Bank, N.A.)(a)(b)                       0.37%     12/01/23       2,575          2,575,000
========================================================================================================
                                                                                              57,072,369
========================================================================================================


DISTRICT OF COLUMBIA-0.29%

  District of Columbia (Washington Center for
     Internships & Academic Seminars); Series
     2009, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                        0.33%     02/01/48       4,700          4,700,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
FLORIDA-5.36%

  Broward (County of) Housing Finance Authority
     (Reflections Apartments); Series 1999, Ref.
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(b)                                         0.30%     12/01/29     $ 4,930     $    4,930,000
--------------------------------------------------------------------------------------------------------
  Cape Coral (City of); Series 2009, Commercial
     Paper Notes (LOC-Bank of America, N.A.)(a)        0.43%     10/05/09      15,569         15,569,000
--------------------------------------------------------------------------------------------------------
  Collier (County of) Health Facilities Authority
     (The Moorings, Inc.); Series 2000, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.30%     12/01/24       6,425          6,425,000
--------------------------------------------------------------------------------------------------------
  Florida (State of) Development Finance Corp.
     (The Wellness Community-Southwest Florida,
     Inc.); Series 2009, VRD IDR (LOC-Harris
     N.A.)(a)(b)                                       0.36%     08/01/34       5,500          5,500,000
--------------------------------------------------------------------------------------------------------
  Florida Gulf Coast University Financing Corp.
     (Housing Project); Series 2005 A, VRD Capital
     Improvement RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.34%     02/01/35       1,360          1,360,000
--------------------------------------------------------------------------------------------------------
  Hillsborough (County of) Industrial Development
     Authority (Tampa Metropolitan Area YMCA);
     Series 2000, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.35%     03/01/25       4,550          4,550,000
--------------------------------------------------------------------------------------------------------
  Indian River (County of) (Saint Edwards School,
     Inc.); Series 1999, VRD RB (LOC-Wells Fargo
     Bank, N.A.)(a)(b)                                 0.33%     07/01/27       1,450          1,450,000
--------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Health Facilities
     Authority (University of Florida Jacksonville
     Physicians, Inc.); Series 2002, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                 0.40%     06/01/22       9,735          9,735,000
--------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Housing Finance Authority
     (St. Augustine Apartments); Series 2006, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     07/15/33       3,830          3,830,000
--------------------------------------------------------------------------------------------------------
  JPMorgan Chase PUTTERs (Palm Beach (County of)
     Solid Waste Authority); Series 2009-3419, VRD
     Improvement RB(b)(c)(d)                           0.42%     04/01/17       2,275          2,275,000
--------------------------------------------------------------------------------------------------------
  Miami-Dade (County of) Educational Facilities
     Authority (Carlos Albizu University); Series
     2000, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.38%     12/01/25       1,900          1,900,000
--------------------------------------------------------------------------------------------------------
  Miami-Dade (County of) Industrial Development
     Authority (Gulliver Schools); Series 2000,
     VRD RB (LOC-Bank of America, N.A.)(a)(b)          0.35%     09/01/29       2,450          2,450,000
--------------------------------------------------------------------------------------------------------
  North Miami (City of) (Miami Country Day School,
     Inc.); Series 1999, VRD Educational
     Facilities RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.35%     08/01/19       1,170          1,170,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Housing Finance Authority
     (Palm Key Apartments); Series 1997 C, Ref.
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(b)                                         0.30%     07/01/32       8,150          8,150,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Housing Finance Authority
     (Post Fountains at Lee Vista); Series 1997 E,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.33%     06/01/25       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Christian Prison Ministry, Inc.);
     Series 2005, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                  0.33%     11/01/30       5,310          5,310,000
--------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (Comprehensive Alcoholism
     Rehabilitation Programs, Inc.); Series 2000,
     VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)         0.48%     04/01/20       3,225          3,225,000
--------------------------------------------------------------------------------------------------------
  Sarasota (County of) Health Facilities Authority
     (Bay Village of Sarasota, Inc.); Series 1998,
     VRD RB (LOC-Bank of America, N.A.)(a)(b)(d)       0.35%     12/01/23       6,400          6,400,000
========================================================================================================
                                                                                              85,429,000
========================================================================================================


GEORGIA-3.89%

  Cobb (County of) Development Authority (Mt.
     Paran Christian School, Inc.); Series 2002,
     VRD Educational Facilities RB (LOC-Wells
     Fargo Bank, N.A.)(a)(b)                           0.33%     07/01/22       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  Columbia (County of) Residential Care Facilities
     for The Elderly Authority (Augusta Resource
     Center on Aging Inc.-Brandon Wilde Lifecare
     Community Center); Series 1990, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.33%     01/01/21       2,970          2,970,000
--------------------------------------------------------------------------------------------------------
  Forsyth (County of) Development Authority
     (Pinecrest Academy Inc.); Series 2000, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     09/01/25       9,090          9,090,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Catholic Education of North Georgia, Inc.);
     Series 2002, Educational Facilities VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.33%     04/01/28       3,470          3,470,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (Doris
     & Alex Weber Jewish Community High School,
     Inc.); Series 2006, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                        0.33%     12/01/30       4,600          4,600,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (King's
     Ridge Christian School); Series 2006, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     05/01/26       7,000          7,000,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

  Fulton (County of) Development Authority (Mount
     Vernon Presbyterian School, Inc.); Series
     2005, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                        0.33%     08/01/35     $ 4,300     $    4,300,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (The
     Atlanta Academy, Inc.); Series 2008, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     04/01/33       4,700          4,700,000
--------------------------------------------------------------------------------------------------------
  Glynn (County of) School District; Series 2007,
     Unlimited Sales Tax GO                            5.00%     11/01/09       1,945          1,959,571
--------------------------------------------------------------------------------------------------------
  Gwinnett (County of) Housing Authority (The
     Greens Apartments); Series 1995, Ref. VRD MFH
     RB (CEP-Federal National Mortgage
     Association)(b)                                   0.31%     06/15/25       3,600          3,600,000
--------------------------------------------------------------------------------------------------------
  Houston (County of) Hospital Authority; Series
     2002, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     10/01/14       5,885          5,885,000
--------------------------------------------------------------------------------------------------------
  Roswell (City of) Housing Authority (Chambrel at
     Roswell); Series 2002, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.35%     11/15/32       3,920          3,920,000
--------------------------------------------------------------------------------------------------------
  Roswell (City of) Housing Authority (Wood
     Crossing Apartments); Series 1994, Ref. VRD
     MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(b)(d)                                      0.33%     08/01/24       3,200          3,200,000
--------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (The Savannah Country Day School,
     Inc.); Series 2007, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                        0.33%     05/01/32       5,400          5,400,000
========================================================================================================
                                                                                              62,094,571
========================================================================================================


IDAHO-1.29%

  Custer (County of) (Standard Oil Co.); Series
     1983, VRD PCR(e)                                  0.75%     10/01/09      20,500         20,500,000
========================================================================================================


ILLINOIS-17.93%

  Aurora (City of) Kane, DuPage, Will & Kendall
     (Counties of) (Aurora University); Series
     2004, VRD Economic Development RB (LOC-Harris
     N.A.)(a)(b)                                       0.36%     03/01/35       7,450          7,450,000
--------------------------------------------------------------------------------------------------------
  Channahon (Village of) (Morris Hospital); Series
     2003 D, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)        0.31%     12/01/32       2,775          2,775,000
--------------------------------------------------------------------------------------------------------
  Chicago (City of); Series 1993 B, Ref. Unlimited
     Tax GO                                            5.00%     01/01/10       2,860          2,901,480
--------------------------------------------------------------------------------------------------------
  DuPage (County of) (Benet Academy Capital
     Building Project); Series 2000, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)(d)              0.33%     04/01/30       3,370          3,370,000
--------------------------------------------------------------------------------------------------------
  Elgin (City of) (Judson College); Series 2006,
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)      0.32%     06/01/36       7,870          7,870,000
--------------------------------------------------------------------------------------------------------
  Glendale Heights (Village of) (Glendale Lakes);
     Series 2000, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(b)                      0.35%     03/01/30      14,845         14,845,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Aurora Central Catholic High
     School); Series 1994, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                           0.41%     04/01/24       4,370          4,370,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Chicago Shakespeare Theater);
     Series 1999, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(d)                                    0.33%     01/01/19       4,100          4,100,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Embers Elementary School); Series
     2002, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(d)                                    0.33%     04/01/32       2,050          2,050,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Fenwick High School); Series 1997,
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)      0.32%     03/01/32      10,800         10,800,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Foundation for Safety & Health);
     Series 1992, VRD Safety Education RB
     (LOC-Bank of America, N.A.)(a)(b)(d)              0.35%     10/01/17       4,000          4,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Institute of Gas Technology);
     Series 1999, VRD IDR (LOC-Harris N.A.)(a)(b)      0.36%     09/01/24       1,600          1,600,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Museum of Contemporary Art);
     Series 1994, VRD RB (LOC-JPMorgan Chase Bank,
     N.A. & Northern Trust Co.)(a)(b)                  0.35%     02/01/29      27,200         27,200,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Providence-St. Mel School); Series
     2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     06/01/37       6,875          6,875,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Radiological Society of North
     America, Inc.); Series 1997, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(d)          0.32%     06/01/17       3,245          3,245,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (St. Ignatius College Prep.);
     Series 2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.41%     06/01/32       1,500          1,500,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Illinois (State of) Development Finance
     Authority (Uhlich Children's Home); Series
     2002, VRD IDR (LOC-Harris N.A.)(a)(b)             0.36%     10/01/33     $ 5,600     $    5,600,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Village of Oak Park Residence
     Corp.); Series 2001, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)(d)                           0.33%     07/01/41       3,500          3,500,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (West Central Illinois Educational
     Telecommunications Corp.); Series 2002, VRD
     RB (LOC-Bank of America, N.A.)(a)(b)              0.43%     09/01/32       3,320          3,320,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Cultural Pooled Financing
     Program); Series 1985, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                           0.36%     12/01/25       1,155          1,155,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Advocate
     Health Care Network);
     Series 2008 A-1, VRD RB(b)                        0.65%     11/01/30       9,465          9,465,000
--------------------------------------------------------------------------------------------------------
     Series 2008 A-2, VRD RB(b)                        0.75%     11/01/30      15,735         15,735,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Dominican
     University); Series 2006, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     03/01/36       2,735          2,735,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Joan W. &
     Irving B. Harris Theater for Music and
     Dance); Series 2005, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                              0.46%     03/01/40       3,050          3,050,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Latin
     School of Chicago);
     Series 2005 A, Ref. VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                           0.32%     08/01/28       8,675          8,675,000
--------------------------------------------------------------------------------------------------------
     Series 2005 B, Ref. VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                           0.32%     08/01/35       7,490          7,490,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Loyola
     University of Chicago Financing Program);
     Series 2008, Commercial Paper RN
     (LOC-JPMorgan Chase Bank, N.A.)(a)                0.50%     09/14/09      20,000         20,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Northwestern University); Series 2008 B, VRD
     RB(b)                                             0.60%     12/01/46      15,000         15,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Provena
     Health);
     Series 2009 C, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                 0.32%     08/15/44      20,000         20,000,000
--------------------------------------------------------------------------------------------------------
     Series 2009 D, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                 0.32%     08/15/44      12,500         12,500,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Sunshine
     Through Golf Foundation); Series 2004 A, VRD
     RB (LOC-Federal Home Loan Bank of
     Chicago)(a)(b)                                    0.33%     11/01/24       2,100          2,100,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Memorial Medical Center); Series 1985 C, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)          0.36%     01/01/16       6,530          6,530,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 C, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                 0.32%     08/01/15       9,850          9,850,000
--------------------------------------------------------------------------------------------------------
     Series 1985 D, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                 0.32%     08/01/15      15,200         15,200,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (The Cradle Society); Series 1998, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     04/01/33       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Naperville (City of) (DuPage Children's Museum);
     Series 2000, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     06/01/30       4,400          4,400,000
--------------------------------------------------------------------------------------------------------
  University of Illinois Board of Trustees (UIC
     South Campus Development); Series 2008, Ref.
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)      0.32%     01/15/22       9,500          9,500,000
========================================================================================================
                                                                                             285,756,480
========================================================================================================


INDIANA-2.90%

  Fort Wayne (City of) (University of Saint
     Francis); Series 2008, VRD Economic
     Development RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.30%     08/01/28       1,800          1,800,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Eiteljorg Museum of American Indians &
     Western Art, Inc.); Series 2004, VRD
     Educational Facilities RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                 0.32%     02/01/24       8,700          8,700,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indiana Historical Society, Inc.); Series
     1996, VRD Educational Facilities RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(d)          0.32%     08/01/31       1,600          1,600,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indianapolis Museum of Art, Inc.); Series
     2004, VRD Educational Facilities RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     02/01/39       6,400          6,400,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Educational Facilities
     Authority (Marian College); Series 2003, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)          0.32%     04/01/24       3,470          3,470,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

  Indiana (State of) Educational Facilities
     Authority (Wabash College); Series 2003, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)          0.35%     12/01/23     $ 3,850     $    3,850,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Clark Memorial Hospital); Series
     2004 A, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     04/01/24       6,400          6,400,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Community Hospitals); Series 1997
     A, VRD Hospital RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     07/01/27       8,000          8,000,000
--------------------------------------------------------------------------------------------------------
  Indianapolis (City of) Local Public Improvement
     Bond Bank; Series 2009 C, RN                      0.78%     01/15/10       6,050          6,050,000
========================================================================================================
                                                                                              46,270,000
========================================================================================================


IOWA-0.25%

  Iowa (State of) Finance Authority (Cedarwood
     Hills Apartments); Series 2001 A, VRD MFH RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)         0.32%     05/01/31       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  Iowa (State of) Finance Authority (Morningside
     College); Series 2002, VRD Private College
     Facility RB (LOC-U.S. Bank, N.A.)(a)(b)           0.37%     10/01/32       1,225          1,225,000
--------------------------------------------------------------------------------------------------------
  Iowa (State of) Finance Authority (YMCA &
     Rehabilitation Center); Series 2000, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                 0.38%     04/01/25         750            750,000
========================================================================================================
                                                                                               3,975,000
========================================================================================================


KANSAS-0.14%

  Olathe (City of) (YMCA of Greater Kansas City);
     Series 2002 B, VRD Recreational Facilities RB
     (LOC-Bank of America, N.A.)(a)(b)                 0.38%     11/01/18       2,235          2,235,000
========================================================================================================


LOUISIANA-2.27%

  Denham Springs (City of) Economic Development
     District (Bass Pro Shops);
     Series 2007 A, VRD Sales Tax Increment RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.34%     01/01/37       5,060          5,060,000
--------------------------------------------------------------------------------------------------------
     Series 2007 B, VRD Sales Tax Increment RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.34%     01/01/37      31,130         31,130,000
========================================================================================================
                                                                                              36,190,000
========================================================================================================


MARYLAND-3.01%

  Baltimore (County of) (Blue Circle Inc.); Series
     1992, Ref. VRD Economic Development RB
     (LOC-BNP Paribas)(a)(b)(e)                        0.32%     12/01/17       7,900          7,900,000
--------------------------------------------------------------------------------------------------------
  Baltimore (County of) (Metropolitan District);
     Series 2008, Commercial Paper BAN                 0.35%     10/07/09      17,000         17,000,000
--------------------------------------------------------------------------------------------------------
  Howard (County of) (Norbel School, Inc.); Series
     2001, VRD Economic Development RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                        0.33%     02/01/28       4,785          4,785,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (Associated Catholic Charities, Inc.
     Facility); Series 2004, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     10/01/29       1,400          1,400,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (Baltimore Symphony Endowment Trust); Series
     2008, VRD RB (LOC-PNC Bank, N.A.)(a)(b)           0.29%     11/01/28       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (eMerge, Inc.); Series 2006 A, Ref. VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     04/01/22       1,155          1,155,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (Providence Center, Inc. Facility); Series
     2005, VRD RB (LOC-PNC Bank, N.A.)(a)(b)           0.29%     05/03/27       2,805          2,805,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Archdiocese of
     Baltimore Schools); Series 2007, VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     07/01/37       1,840          1,840,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Bishop McNamara High
     School); Series 2007, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     07/01/32       4,050          4,050,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Industrial Development
     Financing Authority (Baltimore International
     College Facility); Series 2005, VRD Economic
     Development RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                        0.33%     11/01/30       4,600          4,600,000
========================================================================================================
                                                                                              48,035,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
MASSACHUSETTS-2.52%

  Concord (Town of); Series 2009, School Unlimited
     Tax GO BAN                                        1.00%     01/28/10     $12,500     $   12,524,356
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (MassDevelopment CP Program 5); Series
     2007, Commercial Paper RN (LOC-TD Bank,
     N.A.)(a)                                          0.40%     10/06/09      17,600         17,600,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Harrington Memorial
     Hospital, Inc.); Series 2008 A, VRD RB
     (LOC-TD Bank, N.A.)(a)(b)                         0.31%     07/01/38       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Partners Healthcare
     System); Series 2008 H-1, Commercial Paper RB     0.45%     10/02/09       5,000          5,000,000
========================================================================================================
                                                                                              40,124,356
========================================================================================================


MICHIGAN-2.45%

  Michigan (State of) Housing Development
     Authority (Courtyards of Taylor Apartments);
     Series 2002 A, VRD Limited Obligation MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.32%     08/15/32       1,615          1,615,000
--------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Evangelical
     Homes of Michigan); Series 2008, VRD Limited
     Obligation RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.33%     05/01/37       9,800          9,800,000
--------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Michigan
     Heartland Goodwill Industries, Inc.); Series
     2005, VRD Limited Obligation RB (LOC-Bank of
     America, N.A.)(a)(b)                              0.33%     09/01/25       1,510          1,510,000
--------------------------------------------------------------------------------------------------------
  Saline (City of) Economic Development Corp.
     (Evangelical Homes of Michigan-Brecon
     Village); Series 1997, VRD Limited Obligation
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)          0.32%     11/01/25       9,300          9,300,000
--------------------------------------------------------------------------------------------------------
  Southfield (City of) Economic Development Corp.
     (Lawrence Technological University);
     Series 2000, VRD Limited Obligation RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     02/01/35       5,080          5,080,000
--------------------------------------------------------------------------------------------------------
     Series 2001, VRD Limited Obligation RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     10/01/31       5,505          5,505,000
--------------------------------------------------------------------------------------------------------
  Walled Lake (City of) Consolidated School
     District; Series 2000, School Building & Site
     Unlimited Tax GO(f)(g)                            5.13%     05/01/10       6,000          6,187,640
========================================================================================================
                                                                                              38,997,640
========================================================================================================


MINNESOTA-0.68%

  Burnsville (City of) (Bridgeway Apartments LP);
     Series 2003, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(b)                 0.32%     10/15/33       1,175          1,175,000
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Independent School District
     No. 14 (Fridley); Series 2009 B, Aid
     Anticipation Ctfs. of Indebtedness Unlimited
     Tax GO                                            1.25%     09/30/10       4,000          4,026,880
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Independent School District
     No. 316 (The Greenway Schools); Series 2009
     A, Aid Anticipation Ctfs. of Indebtedness
     Unlimited Tax GO                                  1.50%     09/10/10       3,000          3,026,820
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Tax & Aid Anticipation
     Borrowing Program (Minnesota School District
     Credit Enhancement Program); Series 2009, COP     2.00%     09/10/10       1,500          1,522,603
--------------------------------------------------------------------------------------------------------
  St. Paul (City of) Housing & Redevelopment
     Authority (Highland Ridge, LP); Series 2003,
     Ref. VRD MFH RB (CEP-Federal Home Loan
     Mortgage Corp.)(b)                                0.32%     10/01/33       1,050          1,050,000
========================================================================================================
                                                                                              10,801,303
========================================================================================================


MISSISSIPPI-3.54%

  Flowood (City of) (Reflection Pointe
     Apartments); Series 2001, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     05/15/31       5,780          5,780,000
--------------------------------------------------------------------------------------------------------
  Jackson (County of); Series 1994, Ref. VRD Water
     System Unlimited Tax GO (CEP-Chevron
     Corp.)(b)                                         0.46%     11/01/24      11,000         11,000,000
--------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Chevron U.S.A. Inc.); Series 2007 C, VRD
     Gulf Opportunity Zone IDR(b)                      0.45%     12/01/30      20,000         20,000,000
--------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (CPX Gulfport ES OPAG, LLC); Series 2007 A,
     VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)         0.29%     04/01/37      12,300         12,300,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
MISSISSIPPI-(CONTINUED)

  Mississippi (State of) Business Finance Corp.
     (CPX Gulfport OPAG, LLC); Series 2007 A, VRD
     RB (LOC-Wells Fargo Bank, N.A.)(a)(b)             0.29%     04/01/37     $ 1,500     $    1,500,000
--------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (King Edward Hotel); Series 2009, VRD Gulf
     Opportunity Zone RB (LOC-Federal Home Loan
     Bank of Atlanta)(a)(b)                            0.30%     05/01/39       5,900          5,900,000
========================================================================================================
                                                                                              56,480,000
========================================================================================================


MISSOURI-3.98%

  Hannibal (City of) Industrial Development
     Authority (Hannibal Regional Hospital);
     Series 2007, VRD Health Facilities RB
     (LOC-Bank of America, N.A.)(a)(b)                 0.43%     08/01/27       7,740          7,740,000
--------------------------------------------------------------------------------------------------------
  Kansas City (City of) Industrial Development
     Authority (Gatehouse Apartments); Series
     2001, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.32%     11/15/26       1,650          1,650,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Development Finance Board
     (Center of Creative Arts); Series 2004, VRD
     Cultural Facilities RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.44%     07/01/24       2,490          2,490,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Academie Lafayette);
     Series 2003, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.38%     02/01/28       1,340          1,340,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (The Children's Mercy
     Hospital); Series 2008 A, VRD RB (LOC-UBS
     A.G.)(a)(b)(e)                                    0.31%     05/15/32      15,920         15,920,000
--------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Sun River Village Apartments);
     Series 1985, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.43%     12/01/27      14,500         14,500,000
--------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Westchester Village Apartments);
     Series 2006, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(b)                 0.35%     04/15/27       5,600          5,600,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Sugar Pines Apartments); Series
     2006, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.35%     04/15/27       9,170          9,170,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Westport Station Apartments);
     Series 2006, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(b)                 0.35%     04/15/27       4,970          4,970,000
========================================================================================================
                                                                                              63,380,000
========================================================================================================


NEW HAMPSHIRE-0.51%

  New Hampshire (State of) Health & Education
     Facilities Authority (Moore Center Services,
     Inc.); Series 2007, VRD RB (LOC-TD Bank,
     N.A.)(a)(b)                                       0.30%     09/01/37       4,180          4,180,000
--------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Riverbend Community
     Mental Health, Inc.); Series 2008, VRD RB
     (LOC-TD Bank, N.A.)(a)(b)                         0.30%     07/01/38       3,985          3,985,000
========================================================================================================
                                                                                               8,165,000
========================================================================================================


NEW MEXICO-0.64%

  Bernalillo (County of); Series 2009, TRAN            2.50%     06/30/10      10,000         10,166,307
========================================================================================================


NEW YORK-0.18%

  Dutchess (County of) Industrial Development
     Agency (Trinity-Pawling School Corp. Civic
     Facility); Series 2002, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     10/01/32       2,935          2,935,000
========================================================================================================


NORTH CAROLINA-7.41%

  Buncombe (County of) Industrial Facilities &
     Pollution Control Financing Authority (YMCA
     of Western North Carolina, Inc.); Series
     2001, VRD Recreational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.48%     11/01/23       3,530          3,530,000
--------------------------------------------------------------------------------------------------------
  Citibank Eagle Tax-Exempt Trust (North Carolina
     (State of) Capital Facilities Finance
     Agency); Series 2006-0139 A, VRD COP(b)(c)(d)     0.29%     10/01/41       2,900          2,900,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Asheville School, Inc.);
     Series 2002, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     04/01/27       3,345          3,345,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Barton College); Series 2004,
     VRD Educational Facilities RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                        0.33%     07/01/19       4,125          4,125,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

  North Carolina (State of) Capital Facilities
     Finance Agency (Gardner-Webb University);
     Series 2003, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.48%     07/01/23     $ 4,000     $    4,000,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Guilford College); Series
     2005 B, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                        0.33%     09/01/35       7,800          7,800,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (High Point University);
     Series 2008, VRD Educational Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     05/01/30       4,500          4,500,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Peace College of Raleigh,
     Inc.); Series 2004, VRD Educational
     Facilities RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     06/01/29       2,370          2,370,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Shaw University); Series
     2006, VRD Educational Facilities RB (LOC-Bank
     of America, N.A.)(a)(b)                           0.33%     10/01/26       6,165          6,165,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The O'Neal School); Series
     2007, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.33%     09/01/29       2,400          2,400,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The Summit School, Inc.);
     Series 2008, VRD Educational Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     06/01/33       5,200          5,200,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The YMCA of Greater
     Charlotte); Series 2007 B, VRD Recreational
     Facilities RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     04/01/29       6,400          6,400,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Cardinal Gibbons High
     School); Series 1999, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                              0.35%     08/01/14       2,980          2,980,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Gardner-Webb University);
     Series 1997, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)(d)                                    0.33%     07/01/17         900            900,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Queens College); Series 1999
     A, VRD RB (LOC-Bank of America, N.A.)(a)(b)       0.33%     03/01/19       4,825          4,825,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Roman Catholic Diocese of
     Charlotte, North Carolina); Series 2000, VRD
     RB (LOC-Wells Fargo Bank, N.A.)(a)(b)             0.33%     06/01/17       6,710          6,710,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Angel Medical Center, Inc.);
     Series 2007, VRD Health Care Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.33%     04/01/31       1,325          1,325,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Carolina Village, Inc.); Series
     2008 C, VRD Retirement Facilities First
     Mortgage RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     04/01/30       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Cornelia Nixon Davis Nursing
     Home, Inc.); Series 2003, VRD Health Care
     Facilities RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.48%     02/01/28       3,815          3,815,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Lincoln Health System); Series
     1996 A, VRD Hospital RB (LOC-Bank of America,
     N.A.)(a)(b)(d)                                    0.35%     04/01/16       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (WestCare Health System Obligated
     Group); Series 2002 A, VRD Hospital RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     09/01/22       7,600          7,600,000
--------------------------------------------------------------------------------------------------------
  Union (County of); Series 2009, VRD Enterprise
     Systems RB (LOC-Bank of America, N.A.)(a)(b)      0.38%     06/01/34      10,000         10,000,000
--------------------------------------------------------------------------------------------------------
  University of North Carolina Board of Governors;
     Series 2006 A, Commercial Paper Bonds             0.35%     09/21/09      12,600         12,600,000
--------------------------------------------------------------------------------------------------------
     Series 2006 A, Commercial Paper Bonds             0.40%     10/08/09       6,650          6,650,000
--------------------------------------------------------------------------------------------------------
  Wake (County of); Series 2008, Unlimited Tax GO
     BAN(f)                                            3.50%     10/15/09       2,500          2,505,334
========================================================================================================
                                                                                             118,145,334
========================================================================================================


OHIO-3.89%

  Butler (County of) (CCAO Low Cost Capital Pooled
     Financing Program); Sr. Series 2005 A, VRD
     Capital Funding RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                       0.30%     06/01/35       9,260          9,260,000
--------------------------------------------------------------------------------------------------------
  Cleveland (City of) Municipal School District;
     Series 2008, School Improvement Unlimited Tax
     GO BAN                                            2.50%     09/30/09      12,500         12,513,319
--------------------------------------------------------------------------------------------------------
  Columbus (City of) City School District; Series
     2009 B, School Facilities Construction &
     Improvement Unlimited Tax GO BAN                  1.50%     12/16/09       2,000          2,004,596
--------------------------------------------------------------------------------------------------------
  Columbus (City of) Regional Airport Authority
     (OASBO Expanded Asset Pooled Financing
     Program); Sr. Series 2005, VRD Capital
     Funding RB (LOC-U.S. Bank, N.A.)(a)(b)            0.30%     07/01/35       7,070          7,070,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

  Dublin (City of) City School District; Series
     2009, School Construction Unlimited Tax GO
     BAN                                               2.00%     10/15/09     $ 2,700     $    2,704,383
--------------------------------------------------------------------------------------------------------
  Hamilton (County of) (Drake Center, Inc.);
     Series 1999 A, VRD Hospital Facilities RB
     (LOC-U.S. Bank, N.A.)(a)(b)                       0.30%     06/01/19       5,475          5,475,000
--------------------------------------------------------------------------------------------------------
  Lorain (County of) (EMH Regional Medical
     Center); Series 2008, Ref. VRD Hospital
     Facilities RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.30%     11/01/21       6,130          6,130,000
--------------------------------------------------------------------------------------------------------
  Lorain (County of) Port Authority (St. Ignatius
     High School); Series 2008, VRD Educational
     Facilities RB (LOC-U.S. Bank, N.A.)(a)(b)         0.30%     08/02/38       2,050          2,050,000
--------------------------------------------------------------------------------------------------------
  Ohio (State of) (Goodwill Industries of the
     Miami Valley); Series 2003, VRD Economic
     Development RB (LOC-PNC Bank, N.A.)(a)(b)         0.29%     06/01/23       7,320          7,320,000
--------------------------------------------------------------------------------------------------------
  Ohio (State of) Higher Educational Facility
     Commission (Cleveland Institute of Music);
     Series 2005, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     05/01/30       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Vandalia-Butler City School District;
     Series 2009 A, School Improvement Unlimited
     Tax GO BAN                                        1.50%     03/01/10       2,000          2,007,389
--------------------------------------------------------------------------------------------------------
     Series 2009 B, School Improvement Unlimited
     Tax GO BAN                                        1.50%     03/01/10       3,000          3,011,120
========================================================================================================
                                                                                              62,045,807
========================================================================================================


OKLAHOMA-1.61%

  Oklahoma (County of) Finance Authority (Oxford
     Oaks, Watersedge & Gardens at Reding
     Apartments); Series 2000, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     07/15/30      23,695         23,695,000
--------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Industries Authority
     (Oklahoma Christian University); Series 2005,
     VRD Educational Facility RB (LOC-Bank of
     America, N.A.)(a)(b)                              0.42%     12/01/35       2,000          2,000,000
========================================================================================================
                                                                                              25,695,000
========================================================================================================


OREGON-1.55%

  Portland (City of) (The South Park Block);
     Series 1988 A, Ref. VRD MFH RB (LOC-Harris
     N.A.)(a)(b)                                       0.30%     12/01/11      10,750         10,750,000
--------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Oregon (State of)
     Department of Administrative Services);
     Series 11742, VRD COP(b)(c)(d)                    0.42%     05/01/32      14,000         14,000,000
========================================================================================================
                                                                                              24,750,000
========================================================================================================


PENNSYLVANIA-5.17%

  Allegheny (County of) Hospital Development
     Authority (Central Blood Bank); Series 1992,
     VRD Health Facilities RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     12/01/10       2,225          2,225,000
--------------------------------------------------------------------------------------------------------
  Allegheny (County of) Hospital Development
     Authority (The Children's Home of
     Pittsburgh); Series 2006 B, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                 0.29%     06/01/35       5,250          5,250,000
--------------------------------------------------------------------------------------------------------
  Allegheny (County of) Industrial Development
     Authority (Eleven Parkway Center Associates);
     Series 1992, Ref. VRD Commercial Development
     RB (LOC-PNC Bank, N.A.)(a)(b)                     0.29%     12/15/12       1,795          1,795,000
--------------------------------------------------------------------------------------------------------
  Allegheny (County of) Industrial Development
     Authority (Oakland Catholic High School);
     Series 2007, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     06/01/38       1,440          1,440,000
--------------------------------------------------------------------------------------------------------
  Allegheny (County of) Industrial Development
     Authority (United Jewish Federation of
     Greater Pittsburgh); Series 1995 B, VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)(d)                     0.29%     10/01/25       3,150          3,150,000
--------------------------------------------------------------------------------------------------------
  Benzinger (Township of) Hospital Authority (Elk
     Regional Health System); Series 2000, VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     12/01/30       1,240          1,240,000
--------------------------------------------------------------------------------------------------------
  Butler (County of) General Authority (New Castle
     Area School District); Series 2009 A, VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     03/01/29       3,140          3,140,000
--------------------------------------------------------------------------------------------------------
  Cumberland (County of) Municipal Authority
     (LSN/TLS Obligated Group); Series 2003 A, VRD
     RB (LOC-Wells Fargo Bank, N.A.)(a)(b)             0.33%     01/01/33       1,050          1,050,000
--------------------------------------------------------------------------------------------------------
  Fayette (County of) Hospital Authority (Mt.
     Macrina Manor); Series 2002, Ref. VRD Sr.
     Health & Housing Facilities RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.39%     09/01/18       3,065          3,065,000
--------------------------------------------------------------------------------------------------------
  Haverford (Township of) School District; Series
     2009, VRD Limited Tax GO (LOC-TD Bank,
     N.A.)(a)(b)                                       0.30%     03/01/30       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Hazleton (City of) Area Industrial Development
     Authority (MMI Preparatory School); Series
     1999, VRD RB (LOC-PNC Bank, N.A.)(a)(b)(d)        0.29%     10/01/24       2,650          2,650,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

  Lebanon (County of) Health Facilities Authority
     (E.C.C. Retirement Village); Series 2000, VRD
     RB (LOC-PNC Bank, N.A.)(a)(b)                     0.32%     10/15/25     $ 9,315     $    9,315,000
--------------------------------------------------------------------------------------------------------
  Luzerne (County of) Convention Center Authority;
     Series 2008 A, VRD Hotel Room Rental Tax RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     09/01/28       2,480          2,480,000
--------------------------------------------------------------------------------------------------------
  Luzerne (County of) Industrial Development
     Authority; Series 2005, VRD Gtd. Lease RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     11/01/26       2,400          2,400,000
--------------------------------------------------------------------------------------------------------
  Montgomery (County of) Industrial Development
     Authority (LaSalle College High School);
     Series 2008, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     11/01/38       1,875          1,875,000
--------------------------------------------------------------------------------------------------------
  Northeastern Pennsylvania (Region of) Hospital &
     Education Authority (Danville Area School
     District); Series 2009, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     05/01/38       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Mercy Health System of
     Southeastern Pennsylvania); Series 1999 E-1,
     VRD RB (LOC-PNC Bank, N.A.)(a)(b)                 0.29%     09/01/19       1,100          1,100,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Pennsylvania Treasury
     Department Hospital Enhancement Loan Program-
     J.C. Blair Memorial Hospital); Series 2007 A-
     1, VRD RB (LOC-PNC Bank, N.A.)(a)(b)              0.29%     03/01/19       3,470          3,470,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Kings
     College); Series 2003 L-2, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                 0.29%     05/01/18       1,660          1,660,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Mercyhurst
     College); Series 1999 E-1, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                 0.29%     11/01/19       1,485          1,485,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Moore College
     of Art & Design); Series 2000 F-1, VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)(d)                     0.29%     05/01/20       2,050          2,050,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Rosemont
     College); Series 2004 O, VRD RB (LOC-Wells
     Fargo Bank, N.A.)(a)(b)                           0.31%     11/01/34       5,500          5,500,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-The Waynesburg
     College); Series 2004 N-2, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                 0.29%     05/01/34       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Quakertown (Borough of) General Authority
     (Pooled Financing Program); Series 1996 A,
     VRD RB (LOC-PNC Bank, N.A.)(a)(b)                 0.31%     07/01/26       4,010          4,010,000
--------------------------------------------------------------------------------------------------------
  Ridley (Township of) School District; Series
     2009, VRD Unlimited Tax GO (LOC-TD Bank,
     N.A.)(a)(b)                                       0.30%     11/01/29       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Upper Dauphin Industrial Development Authority
     (United Church of Christ Homes, Inc.); Series
     2001, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     12/01/26       6,000          6,000,000
========================================================================================================
                                                                                              82,350,000
========================================================================================================


RHODE ISLAND-0.94%

  Rhode Island (State of) & Providence
     Plantations; Series 2009, Unlimited GO TAN        2.50%     06/30/10       7,425          7,546,271
--------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (St. Andrew's School); Series
     1999, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)          0.34%     12/01/29       7,375          7,375,000
========================================================================================================
                                                                                              14,921,271
========================================================================================================


SOUTH CAROLINA-3.38%

  Charleston (County of); Series 2009 B, Ref.
     Unlimited Tax GO                                  2.00%     08/01/10       1,200          1,214,193
--------------------------------------------------------------------------------------------------------
  JPMorgan Chase PUTTERs (Berkeley (County of)
     School District); Series 2008-3253, VRD
     School Building Unlimited Tax GO(b)(c)(d)         0.44%     01/15/10       5,090          5,090,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Non-profit Institutions
     of Higher Learning (Columbia College); Series
     2001, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.38%     12/01/22       7,900          7,900,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Non-profit Institutions
     of Higher Learning (Morris College); Series
     1997, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(d)                                    0.38%     07/01/17         800            800,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Housing Finance &
     Development Authority (Runaway Bay
     Apartments); Series 2005, Ref. VRD MFH Rental
     RB (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     11/15/35       7,465          7,465,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

  South Carolina (State of) Jobs-Economic
     Development Authority (Heathwood Hall
     Episcopal School); Series 2001, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.33%     08/01/29     $ 1,200     $    1,200,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Lexington-Richland
     Alcohol & Drug Abuse Council Inc.); Series
     2009, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                        0.33%     05/01/39       4,500          4,500,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Porter-Gaud School);
     Series 2008, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     12/01/33      12,000         12,000,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (YMCA of Greenville);
     Series 2007, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     03/01/28       8,652          8,652,000
--------------------------------------------------------------------------------------------------------
  Spartanburg (County of) School District No. 2;
     Series 2009, Unlimited Tax GO                     3.00%     04/01/10       5,000          5,073,783
========================================================================================================
                                                                                              53,894,976
========================================================================================================


TENNESSEE-0.98%

  Chattanooga (City of) Health, Educational &
     Housing Facility Board (Windridge
     Apartments); Series 2003 A, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     05/15/33       3,175          3,175,000
--------------------------------------------------------------------------------------------------------
  Jackson (City of) Health, Educational & Housing
     Facility Board (Post House Jackson
     Apartments); Series 2002, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     10/15/32       3,970          3,970,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Hickory Trace Apartments);
     Series 2003, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(b)                      0.35%     03/01/33       4,750          4,750,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (The Park at Hermitage);
     Series 2004, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(b)                 0.30%     02/15/34       3,695          3,695,000
========================================================================================================
                                                                                              15,590,000
========================================================================================================


TEXAS-8.99%

  Arlington (City of);
     Series 2005 A, GO Commercial Paper Notes          0.40%     10/02/09       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
     Series 2005 A, GO Commercial Paper Notes          0.45%     10/14/09       7,500          7,500,000
--------------------------------------------------------------------------------------------------------
  Austin (City of) Housing Finance Corp. (Stassney
     Woods Apartments); Series 2004 A, Ref. VRD
     MFH RB (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     10/15/32       3,350          3,350,000
--------------------------------------------------------------------------------------------------------
  Bexar (County of) Housing Finance Corp.
     (Northwest Trails Apartments); Series 2004,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.32%     12/15/34       3,130          3,130,000
--------------------------------------------------------------------------------------------------------
  Dallas (County of) Community College District;
     Series 2009, Limited Tax GO                       1.50%     02/15/10       1,975          1,983,941
--------------------------------------------------------------------------------------------------------
  Denton (City of); Series 2009, Ref. Limited Tax
     GO                                                4.00%     02/15/10       1,325          1,344,946
--------------------------------------------------------------------------------------------------------
  Garland (City of); Series 2008, GO Commercial
     Paper Notes                                       0.40%     09/03/09      17,000         17,000,000
--------------------------------------------------------------------------------------------------------
  Gulf Coast Industrial Development Authority
     (Petrounited Terminals, Inc.); Series 1989,
     Ref. VRD RB (LOC-BNP Paribas)(a)(b)(d)(e)         0.32%     11/01/19       3,600          3,600,000
--------------------------------------------------------------------------------------------------------
  Harris (County of) Cultural Education Facilities
     Finance Corp. (Methodist Hospital System);
     Series 2009 C-1, Ref. RB                          0.55%     01/05/10       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Hockley (County of) Industrial Development Corp.
     (Amoco Corp.);
     Series 1983, VRD PCR(b)(e)                        0.75%     03/01/14      29,000         29,000,000
--------------------------------------------------------------------------------------------------------
     Series 1985, VRD PCR(b)(e)                        0.72%     11/01/19       9,000          9,000,000
--------------------------------------------------------------------------------------------------------
  Houston (City of) Higher Education Finance Corp.
     (Tierwester Oaks & Richfield Manor); Series
     2003 A, VRD Housing RB (LOC-Bank of New York
     Mellon)(a)(b)                                     1.20%     03/01/33       5,820          5,820,000
--------------------------------------------------------------------------------------------------------
  JPMorgan Chase PUTTERs (Spring Branch
     Independent School District); Series 2009-
     3377, VRD Limited Tax Schoolhouse GO(b)(c)(d)     0.34%     02/01/15       2,250          2,250,000
--------------------------------------------------------------------------------------------------------
  McKinney (City of) Independent School District;
     Series 2009, Ref. School Building Unlimited
     Tax GO                                            4.00%     02/15/10       4,645          4,715,227
--------------------------------------------------------------------------------------------------------
  Metropolitan Higher Education Authority
     (University of Dallas); Series 1999, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.38%     05/01/19       9,100          9,100,000
--------------------------------------------------------------------------------------------------------
  San Gabriel (City of) Health Facilities
     Development Corp. (YMCA of Greater Williamson
     County); Series 2005, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                           0.32%     04/01/26       4,805          4,805,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Tarrant (County of) Cultural Education
     Facilities Finance Corp. (Forth Worth Museum
     of Science & History); Series 2008, VRD
     Incremental Draw RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)(d)                                    0.33%     06/01/38     $19,000     $   19,000,000
--------------------------------------------------------------------------------------------------------
  Tarrant (County of) Housing Finance Corp.
     (Sierra Springs Apartments); Series 1999,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.32%     02/15/27       7,760          7,760,000
--------------------------------------------------------------------------------------------------------
  Travis (County of); Series 2008, Limited Tax GO
     Ctfs.                                             3.25%     03/01/10       2,000          2,024,793
========================================================================================================
                                                                                             143,383,907
========================================================================================================


UTAH-0.17%

  Duchesne School District Municipal Building
     Authority; Series 2005, VRD Lease RB
     (LOC-U.S. Bank, N.A.)(a)(b)                       0.28%     06/01/21       2,700          2,700,000
========================================================================================================


VIRGINIA-3.41%

  Alexandria (City of) Industrial Development
     Authority (Institute for Defense Analyses);
     Series 2006, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                  0.34%     10/01/35       9,875          9,875,000
--------------------------------------------------------------------------------------------------------
  Charlottesville (City of) Industrial Development
     Authority (University of Virginia
     Foundation); Series 2006 B, VRD Educational
     Facilities RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.32%     12/01/37       2,930          2,930,000
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Economic Development
     Authority (Capital Hospice); Series 2009, VRD
     Health Care Facilities RB (LOC-Branch Banking
     & Trust Co.)(a)(b)                                0.33%     01/01/34       6,050          6,050,000
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Economic Development
     Authority (Vienna II Metrorail Station);
     First Series 1999, Parking RB(f)(g)               6.00%     09/01/09       1,650          1,683,000
--------------------------------------------------------------------------------------------------------
     First Series 1999, Parking RB(f)(g)               6.00%     09/01/09       1,750          1,785,000
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Industrial Development
     Authority (Inova Health System Foundation);
     Series 2009 A, Health Care RB                     3.00%     05/15/10       3,000          3,049,218
--------------------------------------------------------------------------------------------------------
  Newport News (City of) Industrial Development
     Authority (Christopher Newport University
     Foundations); Series 2006, VRD Educational
     Facilities RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     08/01/36       2,035          2,035,000
--------------------------------------------------------------------------------------------------------
  Norfolk (City of) Economic Development Authority
     (Sentara Healthcare); Series 2009 A, Ref. VRD
     Hospital Facilities RB(b)                         0.70%     11/01/34       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Peninsula (Port of) Authority (Dominion
     Terminals Associates); Series 1987 C, Ref.
     VRD Coal Terminal RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                       0.35%     07/01/16       9,000          9,000,000
--------------------------------------------------------------------------------------------------------
  Suffolk (City of) Redevelopment & Housing
     Authority (Oak Springs Apartments, L.L.C.);
     Series 1999, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(b)                      0.34%     12/01/19       1,390          1,390,000
--------------------------------------------------------------------------------------------------------
  Virginia (State of) Public School Authority;
     Series 2009 IX, School Educational Technology
     RN                                                1.50%     04/15/10      11,460         11,534,078
========================================================================================================
                                                                                              54,331,296
========================================================================================================


WASHINGTON-1.98%

  King (County of) Renton School District No. 403;
     Series 2009, Ref. Unlimited Tax GO                5.00%     12/01/09       3,650          3,689,704
--------------------------------------------------------------------------------------------------------
  King (County of) Seattle School District No. 1;
     Series 2007 A, Limited Tax GO                     4.00%     12/01/09       4,545          4,584,829
--------------------------------------------------------------------------------------------------------
  Seattle (City of) Housing Authority (Bayview
     Manor); Series 1994 B, VRD Low-Income Housing
     Assistance RB (LOC-U.S. Bank, N.A.)(a)(b)         0.37%     05/01/19       2,480          2,480,000
--------------------------------------------------------------------------------------------------------
  Seattle (Port of) Industrial Development Corp.
     (Sysco Food Services of Seattle, Inc.);
     Series 1994, Ref. VRD RB(b)                       0.33%     11/01/25       8,000          8,000,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Higher Education
     Facilities Authority (Cornish College of the
     Arts); Series 2003 A, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                              0.40%     12/01/33       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Gonzaga Preparatory School, Inc.); Series
     2003, VRD Non-profit RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.38%     09/01/33       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Olympic Heights Apartments); Series 2002,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.32%     09/15/20       5,165          5,165,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

  Washington (State of) Housing Finance Commission
     (Valley View Apartments); Series 2002, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(b)                                   0.32%     09/15/20     $ 2,880     $    2,880,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (YMCA of Columbia-Willamette); Series 1999,
     VRD Non-profit RB (LOC-U.S. Bank, N.A.)(a)(b)     0.28%     08/01/24       2,500          2,500,000
========================================================================================================
                                                                                              31,499,533
========================================================================================================


WISCONSIN-3.89%

  Marathon (County of); Series 2009 A, Unlimited
     Tax GO Promissory Notes                           2.50%     12/01/09       2,835          2,847,343
--------------------------------------------------------------------------------------------------------
  Milwaukee (City of) Redevelopment Authority
     (University of Wisconsin-Milwaukee
     Kenilworth); Series 2005, VRD Lease RB
     (LOC-U.S. Bank, N.A.)(a)(b)                       0.39%     09/01/40       6,375          6,375,000
--------------------------------------------------------------------------------------------------------
  Milwaukee (City of); Series 2005 V-8, VRD
     Corporate Purpose Unlimited Tax GO(b)             0.32%     02/01/25      20,200         20,200,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Concordia University of
     Wisconsin, Inc.); Series 2009, Ref. VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.39%     05/01/39       4,000          4,000,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Indian Community School
     of Milwaukee, Inc.);
     Series 2006, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     12/01/36       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
     Series 2007, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     12/01/36      11,000         11,000,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Jewish Home & Care
     Center, Inc.); Series 2006, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     03/01/36       6,500          6,500,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Lawrence University of
     Wisconsin); Series 2009, Ref. VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.39%     02/01/39       4,145          4,145,000
========================================================================================================
                                                                                              62,067,343
========================================================================================================
TOTAL INVESTMENTS(h)(i)-100.27% (Cost
  $1,598,366,493)                                                                          1,598,366,493
========================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.27)%                                                         (4,289,963)
========================================================================================================
NET ASSETS-100.00%                                                                        $1,594,076,530
________________________________________________________________________________________________________
========================================================================================================




Investment Abbreviations:

BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
Gtd.     - Guaranteed
IDR      - Industrial Development Revenue Bonds
LOC      - Letter of Credit
MFH      - Multi-Family Housing
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax-Exempt Receipts
RB       - Revenue Bonds
Ref.     - Refunding
RN       - Revenue Notes
Sr.      - Senior
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


Notes to Schedule of Investments:

(a) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(b) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(c) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2009 was $114,980,000, which represented 7.21% of the Fund's Net Assets.
(e) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(f) Advance refunded; secured by an escrow fund of U.S. Government obligations.
(g) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)   Also represents cost for federal income tax purposes.
(i) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

     ENTITIES                                                                           PERCENTAGE
     ---------------------------------------------------------------------------------------------
     JPMorgan Chase Bank, N.A.                                                             21.1%
     ---------------------------------------------------------------------------------------------
     Wells Fargo Bank, N.A.                                                                 9.5
     ---------------------------------------------------------------------------------------------
     Branch Banking & Trust Co.                                                             7.8
     ---------------------------------------------------------------------------------------------
     Bank of America, N.A.                                                                  7.5
     ---------------------------------------------------------------------------------------------
     Federal National Mortgage Association                                                  7.5
     ---------------------------------------------------------------------------------------------
     PNC Bank, N.A.                                                                         5.9
     _____________________________________________________________________________________________
     =============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2009



                                                                                                                  GOVERNMENT
                                    LIQUID ASSETS       STIC PRIME          TREASURY           GOVERNMENT        TAXADVANTAGE
                                      PORTFOLIO          PORTFOLIO         PORTFOLIO       & AGENCY PORTFOLIO      PORTFOLIO
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------

ASSETS:

Investments, at value and cost     $29,314,843,912    $4,142,704,482    $ 9,991,829,470      $ 6,647,854,365     $640,070,361
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Repurchase agreements, at value
  and cost                           2,567,529,081       324,090,075     11,770,123,131        8,316,063,065               --
================================   ===============    ==============    ===============    ==================    ============
     Total investments, at value
       and cost                     31,882,372,993     4,466,794,557     21,761,952,601       14,963,917,430      640,070,361
================================   ===============    ==============    ===============    ==================    ============
Cash                                            --            12,771                 --               13,390           49,975
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Receivables for:
  Investments sold                      12,365,166                --                 --                   --               --
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Interest                              21,720,578           158,106            284,695            1,799,831          297,791
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Fund expenses absorbed                   377,594           364,749          1,897,113              394,533           35,265
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Investment for trustee deferred
  compensation and retirement
  plans                                    395,400           201,113            174,044               63,265           38,053
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Other assets                               727,855           344,649            256,289              255,768           25,326
________________________________   _______________    ______________    _______________    __________________    ____________
================================   ===============    ==============    ===============    ==================    ============
     Total assets                   31,917,959,586     4,467,875,945     21,764,564,742       14,966,444,217      640,516,771
________________________________   _______________    ______________    _______________    __________________    ____________
================================   ===============    ==============    ===============    ==================    ============


LIABILITIES:

Payables for:
  Investments purchased                598,633,396                --        464,462,884                   --               --
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Fund shares reacquired                        55                --                 --                   --               --
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Amount due custodian                     393,627                --                 --                   --               --
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Dividends                              8,056,914           303,253            991,730            2,097,255           40,441
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Accrued fees to affiliates             1,271,009           476,652          2,353,175              872,068           95,436
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Accrued operating expenses               357,586           112,673            261,793               34,901           38,623
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Trustee deferred compensation
  and retirement plans                   2,575,874         1,023,739          1,110,978              440,524           79,798
================================   ===============    ==============    ===============    ==================    ============
     Total liabilities                 611,288,461         1,916,317        469,180,560            3,444,748          254,298
================================   ===============    ==============    ===============    ==================    ============
Net assets applicable to shares
  outstanding                      $31,306,671,125    $4,465,959,628    $21,295,384,182      $14,962,999,469     $640,262,473
________________________________   _______________    ______________    _______________    __________________    ____________
================================   ===============    ==============    ===============    ==================    ============


NET ASSETS CONSIST OF:

Shares of beneficial interest      $31,304,242,545    $4,464,875,266    $21,294,087,404      $14,962,479,481     $640,205,651
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Undistributed net investment
  income                                 2,304,696           779,191            796,235              273,795           40,011
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Undistributed net realized gain
  (loss)                                   123,884           305,171            500,543              246,193           16,811
================================   ===============    ==============    ===============    ==================    ============
                                   $31,306,671,125    $4,465,959,628    $21,295,384,182      $14,962,999,469     $640,262,473
________________________________   _______________    ______________    _______________    __________________    ____________
================================   ===============    ==============    ===============    ==================    ============
                                      TAX-FREE
                                    CASH RESERVE
                                      PORTFOLIO
--------------------------------   --------------

ASSETS:

Investments, at value and cost     $1,598,366,493
--------------------------------   --------------
Repurchase agreements, at value
  and cost                                     --
================================   ==============
     Total investments, at value
       and cost                     1,598,366,493
================================   ==============
Cash                                           --
--------------------------------   --------------
Receivables for:
  Investments sold                      3,225,000
--------------------------------   --------------
  Interest                              1,983,372
--------------------------------   --------------
  Fund expenses absorbed                  134,725
--------------------------------   --------------
Investment for trustee deferred
  compensation and retirement
  plans                                    72,322
--------------------------------   --------------
Other assets                              158,926
________________________________   ______________
================================   ==============
     Total assets                   1,603,940,838
________________________________   ______________
================================   ==============


LIABILITIES:

Payables for:
  Investments purchased                 8,254,380
--------------------------------   --------------
  Fund shares reacquired                       --
--------------------------------   --------------
  Amount due custodian                    891,166
--------------------------------   --------------
  Dividends                               100,732
--------------------------------   --------------
  Accrued fees to affiliates              168,446
--------------------------------   --------------
  Accrued operating expenses               69,796
--------------------------------   --------------
Trustee deferred compensation
  and retirement plans                    379,788
================================   ==============
     Total liabilities                  9,864,308
================================   ==============
Net assets applicable to shares
  outstanding                      $1,594,076,530
________________________________   ______________
================================   ==============


NET ASSETS CONSIST OF:

Shares of beneficial interest      $1,594,119,445
--------------------------------   --------------
Undistributed net investment
  income                                       --
--------------------------------   --------------
Undistributed net realized gain
  (loss)                                  (42,915)
================================   ==============
                                   $1,594,076,530
________________________________   ______________
================================   ==============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        SHORT-TERM INVESTMENTS TRUST

August 31, 2009


                                                                                                GOVERNMENT       GOVERNMENT
                                       LIQUID ASSETS       STIC PRIME          TREASURY          & AGENCY       TAXADVANTAGE
                                         PORTFOLIO          PORTFOLIO         PORTFOLIO          PORTFOLIO        PORTFOLIO
-----------------------------------   ---------------    --------------    ---------------    --------------    ------------


NET ASSETS:

Institutional Class                   $20,264,356,102    $2,573,720,722    $ 4,882,281,593    $9,814,844,729    $535,957,119
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Private Investment Class              $   748,744,103    $  429,979,208    $ 2,267,918,987    $  781,263,504    $ 42,922,415
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Personal Investment Class             $   145,662,783    $  181,407,070    $   211,723,223    $   17,751,988    $ 12,116,971
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Cash Management Class                 $ 3,194,408,070    $  914,098,732    $11,498,816,775    $1,924,915,875    $ 25,730,669
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Reserve Class                         $    73,019,998    $    9,340,596    $    29,733,920    $  139,398,750    $  5,747,244
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Resource Class                        $   800,343,006    $  223,531,605    $   365,409,087    $  486,522,012    $ 17,773,495
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Corporate Class                       $ 6,080,137,063    $  133,881,695    $ 2,039,500,597    $1,798,302,611    $     14,560
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                    20,262,455,303     2,574,138,897      4,881,891,723     9,814,575,825     535,893,705
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Private Investment Class                  748,686,863       430,049,832      2,267,818,160       781,207,982      42,942,208
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Personal Investment Class                 145,650,283       181,347,021        211,638,281        17,748,109      12,117,440
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Cash Management Class                   3,194,079,649       914,061,537     11,498,193,426     1,924,832,638      25,725,110
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Reserve Class                              73,017,223         9,341,830         29,708,952       139,398,619       5,745,387
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Resource Class                            800,303,906       223,502,841        365,351,864       486,480,032      17,770,627
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Corporate Class                         6,080,048,816       133,863,292      2,039,474,554     1,798,271,508          14,560
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Net asset value, offering and
  redemption price per share for
  each class                          $          1.00    $         1.00    $          1.00    $         1.00    $       1.00
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
                                        TAX-FREE
                                      CASH RESERVE
                                        PORTFOLIO
-----------------------------------   ------------


NET ASSETS:

Institutional Class                   $829,400,479
___________________________________   ____________
===================================   ============
Private Investment Class              $206,397,720
___________________________________   ____________
===================================   ============
Personal Investment Class             $  7,414,448
___________________________________   ____________
===================================   ============
Cash Management Class                 $360,427,435
___________________________________   ____________
===================================   ============
Reserve Class                         $ 14,830,931
___________________________________   ____________
===================================   ============
Resource Class                        $129,077,653
___________________________________   ____________
===================================   ============
Corporate Class                       $ 46,527,864
___________________________________   ____________
===================================   ============


SHARES OUTSTANDING, $0.01 PAR VALUE
  PER SHARE,
  UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                    829,359,918
___________________________________   ____________
===================================   ============
Private Investment Class               206,376,863
___________________________________   ____________
===================================   ============
Personal Investment Class                7,410,508
___________________________________   ____________
===================================   ============
Cash Management Class                  360,443,603
___________________________________   ____________
===================================   ============
Reserve Class                           14,827,667
___________________________________   ____________
===================================   ============
Resource Class                         129,071,970
___________________________________   ____________
===================================   ============
Corporate Class                         46,545,423
___________________________________   ____________
===================================   ============
Net asset value, offering and
  redemption price per share for
  each class                          $       1.00
___________________________________   ____________
===================================   ============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the year ended August 31, 2009



                                                                                       GOVERNMENT &     GOVERNMENT       TAX-FREE
                                       LIQUID ASSETS     STIC PRIME      TREASURY         AGENCY       TAXADVANTAGE    CASH RESERVE
                                         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------

INVESTMENT INCOME:

Interest                                $328,794,854    $70,351,228    $118,800,880     $86,956,379     $2,639,599      $32,064,698
====================================   =============    ===========    ============    ============    ============    ============


EXPENSES:

Advisory fees                             37,035,041      9,571,678      34,591,158      11,784,895        728,250        5,159,907
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Administrative services fees               1,250,701        701,433       1,201,823         863,547        152,498          529,144
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Custodian fees                             1,009,624        279,337         968,242         396,708         17,624          117,837
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Distribution fees:
  Private Investment Class                 3,561,154      2,772,949       8,079,641       3,754,826        222,350        1,162,151
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Personal Investment Class                1,010,252      2,319,285       2,563,282         175,721        125,690           73,331
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Cash Management Class                    2,864,181      1,240,081      11,689,077       1,793,949         22,267          633,670
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Reserve Class                              494,372        193,661         464,229       1,432,976         79,511          221,709
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Resource Class                           1,741,399        582,661       1,041,867       1,287,690         55,066          385,744
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Corporate Class                            906,814        138,631         635,149         326,299             29           29,811
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Transfer agent fees                        2,222,102        574,301       2,075,469       1,060,640         36,195          220,946
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Trustees' and officers' fees and
  benefits                                   784,923        239,859         723,069         351,974         28,916          105,685
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Treasury Guarantee Program Fee             8,035,286      2,847,846       5,378,059       2,195,222         86,800        1,142,712
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Other                                      1,414,496        483,465       1,089,755         489,752        161,431          366,516
====================================   =============    ===========    ============    ============    ============    ============
     Total expenses                       62,330,345     21,945,187      70,500,820      25,914,199      1,716,627       10,149,163
====================================   =============    ===========    ============    ============    ============    ============
Less: Fees waived and expenses
  reimbursed                             (15,530,500)    (7,002,115)    (22,753,253)     (3,998,491)      (879,243)      (2,057,670)
====================================   =============    ===========    ============    ============    ============    ============
     Net expenses                         46,799,845     14,943,072      47,747,567      21,915,708        837,384        8,091,493
====================================   =============    ===========    ============    ============    ============    ============
Net investment income                    281,995,009     55,408,156      71,053,313      65,040,671      1,802,215       23,973,205
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Net realized gain (loss) from
  Investment securities*                     123,884        305,215         500,543         246,194         16,810          (22,317)
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Net increase in net assets resulting
  from operations                       $282,118,893    $55,713,371    $ 71,553,856     $65,286,865     $1,819,025      $23,950,888
____________________________________   _____________    ___________    ____________    ____________    ____________    ____________
====================================   =============    ===========    ============    ============    ============    ============


* Includes net gains (losses) from securities sold to affiliates of $(23,999) for STIC Prime Portfolio.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2009 and 2008



                                                                    LIQUID ASSETS                          STIC PRIME
                                                                      PORTFOLIO                             PORTFOLIO
                                                         ----------------------------------    ----------------------------------
                                                               2009               2008               2009               2008
------------------------------------------------------   ----------------------------------    ----------------------------------

OPERATIONS:

  Net investment income                                  $   281,995,009    $   986,572,354    $    55,408,156     $  272,687,296
------------------------------------------------------   ----------------------------------    ----------------------------------
  Net realized gain                                              123,884          1,539,599            305,215              3,889
======================================================   ==================================    ==================================
     Net increase in net assets resulting from
       operations                                            282,118,893        988,111,953         55,713,371        272,691,185
======================================================   ==================================    ==================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Institutional Class                                       (206,290,882)      (773,192,230)       (32,817,124)      (146,818,532)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                    (7,319,950)       (31,025,738)        (4,020,690)       (23,117,055)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                   (1,098,666)        (2,841,961)        (2,109,396)       (13,040,776)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                      (30,960,183)      (109,567,367)       (10,697,427)       (58,987,907)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                                 (352,311)        (1,010,156)          (138,538)        (1,359,320)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                              (9,864,204)       (35,278,874)        (2,445,214)       (17,656,026)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                            (26,106,523)       (33,658,480)        (3,181,343)       (11,706,176)
======================================================   ==================================    ==================================
     Total distributions from net investment income         (281,992,719)      (986,574,806)       (55,409,732)      (272,685,792)
======================================================   ==================================    ==================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS:

  Institutional Class                                                 --           (197,561)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                            --            (10,599)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                           --               (899)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                               --            (26,909)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                                       --               (320)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                                      --             (9,119)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                                     --             (5,486)                --                 --
======================================================   ==================================    ==================================
     Total distributions from net realized gains                      --           (250,893)                --                --
======================================================   ==================================    ==================================
Share transactions-net:

  Institutional Class                                     (4,303,175,563)     6,485,194,440     (2,731,206,538)     1,825,565,067
------------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                  (126,828,864)       (10,251,643)      (270,897,781)        68,020,412
------------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                   26,894,700         37,348,782       (224,672,416)        (3,886,620)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                      195,654,142       (399,381,658)      (672,213,909)      (560,320,917)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                                3,939,027         29,830,265        (56,419,428)        34,800,968
------------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                            (409,146,795)        80,942,475       (259,113,502)       (87,586,032)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                          3,588,882,875      1,854,984,427       (255,308,233)      (227,262,617)
======================================================   ==================================    ==================================
     Net increase (decrease) in net assets resulting
       from share transactions                            (1,023,780,478)     8,078,667,088     (4,469,831,807)     1,049,330,261
======================================================   ==================================    ==================================
     Net increase (decrease) in net assets                (1,023,654,304)     8,079,953,342     (4,469,528,168)     1,049,335,654
======================================================   ==================================    ==================================


NET ASSETS:

  Beginning of year                                       32,330,325,429     24,250,372,087      8,935,487,796      7,886,152,142
======================================================   ==================================    ==================================
  End of year*                                           $31,306,671,125    $32,330,325,429    $ 4,465,959,628     $8,935,487,796
======================================================   ==================================    ==================================
  * Includes accumulated undistributed net investment
     income                                              $     2,304,696    $     2,055,978    $       779,191     $      780,767
______________________________________________________   __________________________________    __________________________________
======================================================   ==================================    ==================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2009 and 2008



                                                                     TREASURY
                                                                     PORTFOLIO                   GOVERNMENT & AGENCY PORTFOLIO
                                                        ----------------------------------    ----------------------------------
                                                              2009               2008               2009               2008
-----------------------------------------------------   ----------------------------------    ----------------------------------

OPERATIONS:

  Net investment income                                 $    71,053,313    $   335,668,195    $    65,040,671     $  132,995,480
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Net realized gain                                             500,543            796,700            246,194             21,064
=====================================================   ==================================    ==================================
     Net increase in net assets resulting from
       operations                                            71,553,856        336,464,895         65,286,865        133,016,544
=====================================================   ==================================    ==================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Institutional Class                                       (25,701,725)      (126,788,023)       (42,622,243)       (58,248,057)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                   (2,471,906)       (27,955,769)        (2,672,508)       (17,305,969)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                    (516,829)        (9,294,539)           (92,666)          (972,652)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                     (34,500,234)      (129,692,421)       (10,479,447)       (32,835,514)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                                 (41,384)        (1,376,658)          (301,499)        (2,453,107)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                             (1,598,019)       (13,276,060)        (3,340,436)        (9,649,256)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                            (6,223,216)       (27,284,725)        (5,531,872)       (11,530,925)
=====================================================   ==================================    ==================================
     Total distributions from net investment income         (71,053,313)      (335,668,195)       (65,040,671)      (132,995,480)
=====================================================   ==================================    ==================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS:

  Institutional Class                                                --           (473,796)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                           --           (118,403)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                          --            (50,942)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                              --           (448,296)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                                      --             (8,834)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                                     --            (63,609)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                                    --            (97,084)                --                 --
=====================================================   ==================================    ==================================
     Total distributions from net realized gains                     --         (1,260,964)                --                --
=====================================================   ==================================    ==================================
Share transactions-net:

  Institutional Class                                       242,973,439      1,333,176,443      7,843,243,506        642,476,996
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                1,114,086,769        (96,814,017)       276,550,984        (94,346,600)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                (259,366,509)        56,460,674        (12,012,488)         3,165,254
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                   3,941,697,008      4,723,195,817        896,833,637        297,723,799
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                              (6,658,701)       (33,371,096)         4,289,572        118,160,663
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                           (263,804,891)       253,473,111        160,815,277         28,128,419
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                         1,179,991,860        411,359,642      1,771,085,386       (290,582,602)
=====================================================   ==================================    ==================================
     Net increase (decrease) in net assets resulting
       from share transactions                            5,948,918,975      6,647,480,574     10,940,805,874        704,725,929
=====================================================   ==================================    ==================================
     Net increase (decrease) in net assets                5,949,419,518      6,647,016,310     10,941,052,068        704,746,993
=====================================================   ==================================    ==================================


NET ASSETS:

  Beginning of year                                      15,345,964,664      8,698,948,354      4,021,947,401      3,317,200,408
=====================================================   ==================================    ==================================
  End of year*                                          $21,295,384,182    $15,345,964,664    $14,962,999,469     $4,021,947,401
=====================================================   ==================================    ==================================
  * Includes accumulated undistributed net investment
     income                                             $       796,235    $       320,482    $       273,795     $      252,731
_____________________________________________________   __________________________________    __________________________________
=====================================================   ==================================    ==================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2009 and 2008



                                                                               GOVERNMENT TAXADVANTAGE
                                                                                      PORTFOLIO
                                                                            -----------------------------
                                                                                2009             2008
-------------------------------------------------------------------------   -----------------------------

OPERATIONS:

  Net investment income                                                     $  1,802,215    $  21,110,389
-------------------------------------------------------------------------   -----------------------------
  Net realized gain                                                               16,810           35,203
=========================================================================   =============================
     Net increase in net assets resulting from operations                      1,819,025       21,145,592
=========================================================================   =============================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Institutional Class                                                         (1,351,087)     (15,069,110)
-------------------------------------------------------------------------   -----------------------------
  Private Investment Class                                                      (160,241)      (1,337,006)
-------------------------------------------------------------------------   -----------------------------
  Personal Investment Class                                                      (35,690)        (320,868)
-------------------------------------------------------------------------   -----------------------------
  Cash Management Class                                                         (114,529)      (1,954,141)
-------------------------------------------------------------------------   -----------------------------
  Reserve Class                                                                  (18,594)        (318,949)
-------------------------------------------------------------------------   -----------------------------
  Resource Class                                                                (121,572)      (1,927,247)
-------------------------------------------------------------------------   -----------------------------
  Corporate Class                                                                   (181)        (182,620)
=========================================================================   =============================
     Total distributions from net investment income                           (1,801,894)     (21,109,941)
=========================================================================   =============================


SHARE TRANSACTIONS-NET:

  Institutional Class                                                        308,963,899      (94,498,613)
-------------------------------------------------------------------------   -----------------------------
  Private Investment Class                                                     2,380,209       (2,781,236)
-------------------------------------------------------------------------   -----------------------------
  Personal Investment Class                                                      871,302          258,055
-------------------------------------------------------------------------   -----------------------------
  Cash Management Class                                                       (3,370,792)     (64,212,095)
-------------------------------------------------------------------------   -----------------------------
  Reserve Class                                                               (6,774,557)         576,416
-------------------------------------------------------------------------   -----------------------------
  Resource Class                                                             (16,349,278)     (19,110,119)
-------------------------------------------------------------------------   -----------------------------
  Corporate Class                                                                    105              490
=========================================================================   =============================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          285,720,888     (179,767,102)
=========================================================================   =============================
     Net increase (decrease) in net assets                                   285,738,019     (179,731,451)
=========================================================================   =============================


NET ASSETS:

  Beginning of year                                                          354,524,454      534,255,905
=========================================================================   =============================
  End of year*                                                              $640,262,473    $ 354,524,454
=========================================================================   =============================
  * Includes accumulated undistributed net investment income                $     40,011    $       4,488
_________________________________________________________________________   _____________________________
=========================================================================   =============================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the year ended August 31, 2009, the period April 1, 2008 through August 31, 2008 and the year ended March 31, 2008



                                                                          TAX-FREE CASH RESERVE PORTFOLIO
                                                              ------------------------------------------------------
                                                                 YEAR ENDED      FIVE MONTHS ENDED      YEAR ENDED
                                                                 AUGUST 31,          AUGUST 31,          MARCH 31,
                                                                    2009                2008               2008
-----------------------------------------------------------   ------------------------------------------------------

OPERATIONS:

  Net investment income                                       $    23,973,205     $    28,410,124     $  128,045,234
-----------------------------------------------------------   ------------------------------------------------------
  Net realized gain (loss)                                            (22,317)             52,717            (64,510)
===========================================================   ======================================================
     Net increase in net assets resulting from operations          23,950,888          28,462,841        127,980,724
===========================================================   ======================================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Institutional Class                                             (13,009,492)        (18,070,278)       (90,092,433)
-----------------------------------------------------------   ------------------------------------------------------
  Private Investment Class                                         (1,828,224)         (1,635,408)        (5,907,971)
-----------------------------------------------------------   ------------------------------------------------------
  Personal Investment Class                                           (62,865)           (176,216)          (955,425)
-----------------------------------------------------------   ------------------------------------------------------
  Cash Management Class                                            (6,286,393)         (6,133,979)       (16,534,933)
-----------------------------------------------------------   ------------------------------------------------------
  Reserve Class                                                      (139,845)           (211,018)          (393,176)
-----------------------------------------------------------   ------------------------------------------------------
  Resource Class                                                   (1,628,204)         (1,617,168)        (8,334,594)
-----------------------------------------------------------   ------------------------------------------------------
  Corporate Class                                                  (1,018,182)           (566,057)        (5,826,702)
===========================================================   ======================================================
     Total distributions from net investment income               (23,973,205)        (28,410,124)      (128,045,234)
===========================================================   ======================================================


SHARE TRANSACTIONS-NET:

  Institutional Class                                            (936,106,159)     (1,491,090,115)       386,399,200
-----------------------------------------------------------   ------------------------------------------------------
  Private Investment Class                                        (94,497,894)         51,524,057         64,205,316
-----------------------------------------------------------   ------------------------------------------------------
  Personal Investment Class                                       (32,729,453)          5,678,676            794,543
-----------------------------------------------------------   ------------------------------------------------------
  Cash Management Class                                          (535,463,971)        106,134,034         68,418,687
-----------------------------------------------------------   ------------------------------------------------------
  Reserve Class                                                   (28,292,619)        (17,665,380)        48,055,399
-----------------------------------------------------------   ------------------------------------------------------
  Resource Class                                                 (132,418,789)         19,122,544       (138,677,567)
-----------------------------------------------------------   ------------------------------------------------------
  Corporate Class                                                   3,700,743        (103,848,507)       (13,522,471)
===========================================================   ======================================================
     Net increase (decrease) in net assets resulting from
       share transactions                                      (1,755,808,142)     (1,430,144,691)       415,673,107
===========================================================   ======================================================
     Net increase (decrease) in net assets                     (1,755,830,459)     (1,430,091,974)       415,608,597
===========================================================   ======================================================


NET ASSETS:

  Beginning of year                                             3,349,906,989       4,779,998,963      4,364,390,366
-----------------------------------------------------------   ------------------------------------------------------
  End of year*                                                $ 1,594,076,530     $ 3,349,906,989     $4,779,998,963
-----------------------------------------------------------   ------------------------------------------------------
  * Includes accumulated undistributed net investment
     income                                                   $            --     $            --     $           --
___________________________________________________________   ______________________________________________________
===========================================================   ======================================================



NOTES TO FINANCIAL STATEMENTS

August 31, 2009

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the "Funds"). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.


52        SHORT-TERM INVESTMENTS TRUST

  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds' securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

        Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        The Funds may periodically participate in litigation related to each Fund's investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund's investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

        The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

        Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print, which is generally 45 days from the period-end date.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds' servicing agreements, that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. TREASURY GUARANTEE PROGRAM -- The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury's (the "Treasury Department") Temporary Guarantee Program for Money Market Funds (the "Program") as extended except as noted below. Under the Program, the Treasury Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of

53        SHORT-TERM INVESTMENTS TRUST
      liquidation is less than $0.995. On April 7, 2009, the Funds' Board approved Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio to participate in the final extension of the Program through September 18, 2009. The Program expired on September 18, 2009.

J. OTHER RISKS -- Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

        The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

        The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

        Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investments in municipal securities.

        There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

K. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The repurchase amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Advisor at an annual rate based on each Funds' average daily net assets as follows, respectively:

                                          FIRST $250     NEXT $250     OVER $500
                                            MILLION       MILLION       MILLION
--------------------------------------------------------------------------------
Liquid Assets Portfolio                      0.15%          0.15%         0.15%
--------------------------------------------------------------------------------
STIC Prime Portfolio                         0.15%          0.15%         0.15%
--------------------------------------------------------------------------------
Treasury Portfolio                           0.15%          0.15%         0.15%
--------------------------------------------------------------------------------
Government & Agency Portfolio                0.10%          0.10%         0.10%
--------------------------------------------------------------------------------
Government TaxAdvantage Portfolio            0.20%          0.15%         0.10%
--------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio              0.25%          0.25%         0.20%
--------------------------------------------------------------------------------




  Under the terms of a master sub-advisory agreement approved by shareholders of the Funds between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Funds, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Advisor(s).


54        SHORT-TERM INVESTMENTS TRUST

  Effective July 1, 2009, the Advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

                                                      PRIVATE       PERSONAL         CASH
                                  INSTITUTIONAL     INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
                                      CLASS            CLASS          CLASS          CLASS        CLASS        CLASS        CLASS
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                0.14%           0.44%          0.69%          0.22%         1.01%       0.34%         0.17%
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                   0.14%           0.44%          0.69%          0.22%         1.01%       0.30%         0.17%
-----------------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                     0.14%           0.44%          0.69%          0.22%         1.01%       0.30%         0.17%
-----------------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio          0.14%           0.44%          0.69%          0.22%         1.01%       0.30%         0.17%
-----------------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                            0.14%           0.39%          0.69%          0.22%         1.01%       0.30%         0.17%
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio        0.25%           0.50%          0.80%          0.33%         1.12%       0.41%         0.28%
-----------------------------------------------------------------------------------------------------------------------------------




  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Aim Distributors, Inc. ("IADI").

  Prior to July 1, 2009, the Advisor had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each Fund, except for Tax-Free Cash Reserve Portfolio which was limited to 0.22%, based on average daily net assets of such Fund, respectively.

  In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above:
(i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items or non-routine items, including payments to participate in the United States Treasury Temporary Guarantee Program; (v) expenses related to a merger or reorganization, as approved by the Funds' Board of Trustees; and (vi) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Funds may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Funds.

  For the year ended August 31, 2009, the Advisor waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Liquid Assets Portfolio                                    $13,047,959
----------------------------------------------------------------------
STIC Prime Portfolio                                         4,018,038
----------------------------------------------------------------------
Treasury Portfolio                                          12,248,387
----------------------------------------------------------------------
Government & Agency Portfolio                                  732,865
----------------------------------------------------------------------
Government TaxAdvantage Portfolio                              619,691
----------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                985,566
----------------------------------------------------------------------




  Further, Invesco Aim and/or IADI voluntarily waived fees and/or reimbursed expenses in order to increase the Fund's yields. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2009 are shown below:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT      RESERVE     RESOURCE     CORPORATE
                                              CLASS          CLASS          CLASS         CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                    $   12,515      $ 57,334       $     --      $ 81,725     $     --       $   --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                          275,838       481,150         23,643        47,778       38,288           --
---------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                          2,136,463       850,769        632,120       245,089      115,003        3,485
---------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                 369,950        29,259             --       510,768        4,245           --
---------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio              19,760        37,988          1,382        25,267        4,659           --
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                98,281        14,231         23,594        71,188       30,825          649
---------------------------------------------------------------------------------------------------------------------------




  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which each Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which each Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.


55        SHORT-TERM INVESTMENTS TRUST

  Under the terms of a master distribution agreement between Invesco Aim Distributors, Inc. ("IADI") and the Trust, IADI acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

  PRIVATE      PERSONAL        CASH
INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
   CLASS         CLASS         CLASS       CLASS       CLASS       CLASS
--------------------------------------------------------------------------
   0.50%         0.75%         0.10%        1.00%      0.20%        0.03%
--------------------------------------------------------------------------




  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

  IADI has contractually agreed through at least June 30, 2010, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
                                              CLASS          CLASS          CLASS        CLASS        CLASS        CLASS
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                       0.30%          0.55%          0.08%         0.87%       0.20%         0.03%
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                          0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                            0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                 0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio             0.25%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio               0.25%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------




  Pursuant to the agreement above, for the year ended August 31, 2009, IADI waived Plan fees of:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT      RESERVE     RESOURCE     CORPORATE
                                              CLASS          CLASS          CLASS         CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                    $1,424,462      $269,401      $  572,836     $ 64,268          N/A        N/A
---------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                        1,109,180       618,476         248,016       25,176      116,532        N/A
---------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                          3,231,856       683,542       2,337,815       60,350      208,374        N/A
---------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio               1,501,930        46,859         358,790      186,287      257,538        N/A
---------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio             111,175        33,517           4,454       10,337       11,013        N/A
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio               581,076        19,555         126,734       28,822       77,149        N/A
---------------------------------------------------------------------------------------------------------------------------




  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.


56        SHORT-TERM INVESTMENTS TRUST

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, August 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                 LEVEL 1         LEVEL 2         LEVEL 3          TOTAL
----------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio
  Short-term Investments                                           $--       $31,882,372,993       $--       $31,882,372,993
----------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio
  Short-term Investments                                            --         4,466,794,557        --         4,466,794,557
----------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio
  Short-term Investments                                            --        21,761,952,601        --        21,761,952,601
----------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio
  Short-term Investments                                            --        14,963,917,430        --        14,963,917,430
----------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio
  Short-term Investments                                            --           640,070,361        --           640,070,361
----------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio
  Short-term Investments                                            --         1,598,366,493        --         1,598,366,493
----------------------------------------------------------------------------------------------------------------------------



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2009, each Fund engaged in transactions with affiliates as listed below:

                                                 SECURITIES PURCHASES     SECURITIES SALES     NET REALIZED GAINS/(LOSSES)
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                             $2,779,039,971         $2,020,596,037                $     --
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                            --             28,327,644                 (23,999)
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                        4,999,972              5,000,000                      --
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                      2,169,309,982          3,217,754,042                      --
--------------------------------------------------------------------------------------------------------------------------



NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

  During the year ended August 31, 2009, the Funds in aggregate paid legal fees of $195,947 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (i) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco Aim, not to exceed the contractually agreed upon rate; or
(ii) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.


57        SHORT-TERM INVESTMENTS TRUST

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

TAX CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS PAID DURING THE YEARS ENDED AUGUST 31, 2009 AND 2008:

                                                                            2009                2008
                                                                      ORDINARY INCOME     ORDINARY INCOME
---------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                 $281,992,719        $986,825,699
---------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                      55,409,732         272,685,792
---------------------------------------------------------------------------------------------------------
Treasury Portfolio                                                        71,053,313         336,929,159
---------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                             65,040,671         132,995,480
---------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                          1,801,894          21,109,941
---------------------------------------------------------------------------------------------------------



TAX CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS PAID DURING THE YEAR ENDED AUGUST 31, 2009, THE PERIOD APRIL 1, 2008 THROUGH AUGUST 31, 2008 AND THE YEAR ENDED MARCH 31, 2008 WERE AS FOLLOWS:

                                                           YEAR ENDED       FIVE MONTHS ENDED        YEAR ENDED
                                                        AUGUST 31, 2009      AUGUST 31, 2008       MARCH 31, 2008
                                                        ORDINARY INCOME      ORDINARY INCOME      ORDINARY INCOME
                                                          -TAX-EXEMPT          -TAX-EXEMPT          -TAX-EXEMPT
-----------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                           $23,973,205          $28,410,124          $128,045,234
-----------------------------------------------------------------------------------------------------------------



TAX COMPONENTS OF NET ASSETS AT PERIOD-END:

                                    UNDISTRIBUTED    TEMPORARY BOOK/   CAPITAL LOSS   POST-OCTOBER        SHARES OF
                                   ORDINARY INCOME   TAX DIFFERENCES   CARRYFORWARD     DEFERRALS    BENEFICIAL INTEREST
------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio               $5,069,953       $(2,641,373)      $     --       $      --      $31,304,242,545
------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                   2,141,414        (1,057,052)            --              --        4,464,875,266
------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                     2,867,960        (1,139,809)            --        (431,373)      21,294,087,404
------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio            970,992          (451,004)            --              --       14,962,479,481
------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                              142,922           (86,100)            --              --          640,205,651
------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio          391,767          (391,767)       (25,886)        (17,029)       1,594,119,445
------------------------------------------------------------------------------------------------------------------------

                                      TOTAL NET
                                        ASSETS
--------------------------------------------------
Liquid Assets Portfolio            $31,306,671,125
--------------------------------------------------
STIC Prime Portfolio                 4,465,959,628
--------------------------------------------------
Treasury Portfolio                  21,295,384,182
--------------------------------------------------
Government & Agency Portfolio       14,962,999,469
--------------------------------------------------
Government TaxAdvantage
  Portfolio                            640,262,473
--------------------------------------------------
Tax-Free Cash Reserve Portfolio      1,594,076,530
--------------------------------------------------




  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The following Fund has a capital loss carryforward as of August 31, 2009 which expires as follows:

                                                               AUGUST 31, 2015     AUGUST 31, 2017     TOTAL*
-------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                     13,734              12,152         25,886
-------------------------------------------------------------------------------------------------------------



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2009, the following Funds had reclassification of permanent differences as listed below. These reclassifications had no effect on the net assets of each Fund.

                                                                  UNDISTRIBUTED NET       UNDISTRIBUTED NET
                                                                  INVESTMENT INCOME     REALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                $246,428               $(246,428)
------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                                      475,753                (475,753)
------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                            21,064                 (21,064)
------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                        35,202                 (35,202)
------------------------------------------------------------------------------------------------------------





58        SHORT-TERM INVESTMENTS TRUST

NOTE 9--SHARE INFORMATION

LIQUID ASSETS PORTFOLIO


                                                                                SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED                             YEAR ENDED
                                                                AUGUST 31, 2009(a)                       AUGUST 31, 2008
                                                       ------------------------------------   ------------------------------------
                                                            SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   115,210,746,376   $ 115,210,746,376    242,611,280,919   $ 242,611,280,919
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           5,348,698,563       5,348,698,563     15,741,392,603      15,741,392,603
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                          1,108,427,503       1,108,427,503        579,075,353         579,075,353
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  22,021,236,511      22,021,236,511     25,329,466,293      25,329,466,293
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             464,078,823         464,078,823        418,024,055         418,024,055
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          4,436,961,030       4,436,961,030      5,064,353,845       5,064,353,845
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        25,713,082,952      25,713,082,952     15,990,389,827      15,990,389,827
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                        92,389,548          92,389,548        315,840,903         315,840,903
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                               4,175,312           4,175,312         14,332,034          14,332,034
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                              1,019,143           1,019,143          2,213,082           2,213,082
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      19,297,845          19,297,845         74,242,103          74,242,103
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 423,816             423,816            987,190             987,190
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              9,417,843           9,417,843         31,419,191          31,419,191
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            11,816,258          11,816,258         10,728,123          10,728,123
==================================================================================================================================
Reacquired:
  Institutional Class                                  (119,606,311,487)   (119,606,311,487)  (236,441,927,382)   (236,441,927,382)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                          (5,479,702,739)     (5,479,702,739)   (15,765,976,280)    (15,765,976,280)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         (1,082,551,946)     (1,082,551,946)      (543,939,653)       (543,939,653)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                       (21,844,880,214)    (21,844,880,214)   (25,803,090,054)    (25,803,090,054)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (460,563,612)       (460,563,612)      (389,180,980)       (389,180,980)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (4,855,525,668)     (4,855,525,668)    (5,014,830,561)     (5,014,830,561)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       (22,136,016,335)    (22,136,016,335)   (14,146,133,523)    (14,146,133,523)
==================================================================================================================================
     Net increase (decrease) in share activity           (1,023,780,478)  $  (1,023,780,478)     8,078,667,088   $   8,078,667,088
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 17% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


59        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2009(a)                         AUGUST 31, 2008
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 12,290,583,897     $ 12,290,583,897      21,383,877,514     $ 21,383,877,514
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        3,931,182,671        3,931,182,671       6,609,152,463        6,609,152,463
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       3,996,774,649        3,996,774,649       5,521,580,502        5,521,580,502
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                4,111,368,752        4,111,368,752       6,200,992,322        6,200,992,322
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          229,777,763          229,777,763         629,801,275          629,801,275
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       1,256,286,686        1,256,286,686       1,868,876,942        1,868,876,942
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      1,622,091,750        1,622,091,750       2,194,033,150        2,194,033,150
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     10,313,548           10,313,548          41,300,601           41,300,601
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            2,693,226            2,693,226          14,603,803           14,603,803
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                           2,391,491            2,391,491          10,759,391           10,759,391
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    9,806,592            9,806,592          42,517,657           42,517,657
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              137,979              137,979             735,735              735,735
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,712,359            1,712,359          10,113,783           10,113,783
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          1,037,479            1,037,479           9,435,972            9,435,972
==================================================================================================================================
Reacquired:
  Institutional Class                                (15,032,103,983)     (15,032,103,983)    (19,599,613,048)     (19,599,613,048)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (4,204,773,678)      (4,204,773,678)     (6,555,735,854)      (6,555,735,854)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (4,223,838,556)      (4,223,838,556)     (5,536,226,513)      (5,536,226,513)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (4,793,389,253)      (4,793,389,253)     (6,803,830,896)      (6,803,830,896)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (286,335,170)        (286,335,170)       (595,736,042)        (595,736,042)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,517,112,547)      (1,517,112,547)     (1,966,576,757)      (1,966,576,757)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (1,878,437,462)      (1,878,437,462)     (2,430,731,739)      (2,430,731,739)
==================================================================================================================================
     Net increase (decrease) in share activity        (4,469,831,807)    $ (4,469,831,807)      1,049,330,261     $  1,049,330,261
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


60        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2009(a)                         AUGUST 31, 2008
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 51,181,133,777     $ 51,181,133,777      35,702,477,653     $ 35,702,477,653
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       13,590,064,578       13,590,064,578      12,408,071,616       12,408,071,616
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       2,462,023,476        2,462,023,476       3,848,088,844        3,848,088,844
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               49,522,914,925       49,522,914,925      43,463,616,238       43,463,616,238
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          327,457,354          327,457,354         293,150,353          293,150,353
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       2,023,916,969        2,023,916,969       2,414,003,153        2,414,003,153
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     24,071,126,166       24,071,126,166       9,474,545,118        9,474,545,118
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     13,766,545           13,766,545          41,928,037           41,928,037
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            1,355,282            1,355,282           6,962,558            6,962,558
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                             794,376              794,376           8,446,866            8,446,866
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    7,153,769            7,153,769          56,812,923           56,812,923
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               51,349               51,349             950,382              950,382
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,980,528            1,980,528           9,333,747            9,333,747
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          5,090,909            5,090,909          23,001,743           23,001,743
==================================================================================================================================
Reacquired:
  Institutional Class                                (50,951,926,883)     (50,951,926,883)    (34,411,229,247)     (34,411,229,247)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                      (12,477,333,091)     (12,477,333,091)    (12,511,848,191)     (12,511,848,191)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (2,722,184,361)      (2,722,184,361)     (3,800,075,036)      (3,800,075,036)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                    (45,588,371,686)     (45,588,371,686)    (38,797,233,344)     (38,797,233,344)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (334,167,404)        (334,167,404)       (327,471,831)        (327,471,831)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (2,289,702,388)      (2,289,702,388)     (2,169,863,789)      (2,169,863,789)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    (22,896,225,215)     (22,896,225,215)     (9,086,187,219)      (9,086,187,219)
==================================================================================================================================
     Net increase in share activity                    5,948,918,975     $  5,948,918,975       6,647,480,574     $  6,647,480,574
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 55% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


61        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2009(a)                         AUGUST 31, 2008
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 68,158,587,580     $ 68,158,587,580      39,421,527,465     $ 39,421,527,465
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        7,841,778,183        7,841,778,183       3,329,774,276        3,329,774,276
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         190,466,782          190,466,782         267,913,494          267,913,494
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               10,444,803,117       10,444,803,117       8,083,319,406        8,083,319,406
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          434,676,362          434,676,362         796,154,027          796,154,027
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       4,567,230,434        4,567,230,434       1,777,768,570        1,777,768,570
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      9,532,168,089        9,532,168,089       5,788,049,900        5,788,049,900
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     28,153,603           28,153,603          35,539,937           35,539,937
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            1,556,833            1,556,833           9,036,583            9,036,583
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                              34,041               34,041             300,434              300,434
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   10,189,620           10,189,620          30,877,868           30,877,868
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              398,039              398,039           2,051,959            2,051,959
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           2,237,117            2,237,117           6,546,978            6,546,978
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          2,892,316            2,892,316          10,452,613           10,452,613
==================================================================================================================================
Reacquired:
  Institutional Class                                (60,343,497,677)     (60,343,497,677)    (38,814,590,406)     (38,814,590,406)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (7,566,784,032)      (7,566,784,032)     (3,433,157,459)      (3,433,157,459)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                        (202,513,311)        (202,513,311)       (265,048,674)        (265,048,674)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (9,558,159,100)      (9,558,159,100)     (7,816,473,475)      (7,816,473,475)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (430,784,829)        (430,784,829)       (680,045,323)        (680,045,323)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (4,408,652,274)      (4,408,652,274)     (1,756,187,129)      (1,756,187,129)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (7,763,975,019)      (7,763,975,019)     (6,089,085,115)      (6,089,085,115)
==================================================================================================================================
     Net increase in share activity                   10,940,805,874     $ 10,940,805,874         704,725,929     $    704,725,929
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 38% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


62        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                             YEAR ENDED
                                                               AUGUST 31, 2009(a)                       AUGUST 31, 2008
                                                       ----------------------------------     ----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   2,232,883,956     $ 2,232,883,956      4,427,902,244     $ 4,427,902,244
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           274,551,140         274,551,140        472,405,429         472,405,429
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                          167,645,922         167,645,922        126,337,927         126,337,927
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    24,068,707          24,068,707        183,449,680         183,449,680
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            73,485,734          73,485,734        100,382,142         100,382,142
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           28,199,787          28,199,787        158,168,294         158,168,294
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             351,723             351,723         52,388,000          52,388,000
================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       1,279,524           1,279,524         14,691,932          14,691,932
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                               106,322             106,322            634,488             634,488
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                                   --                  --              6,420               6,420
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       139,970             139,970          2,206,800           2,206,800
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 1,093               1,093              7,655               7,655
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              120,734             120,734          1,745,022           1,745,022
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                 194                 194            182,654             182,654
================================================================================================================================
Reacquired:
  Institutional Class                                  (1,925,199,581)     (1,925,199,581)    (4,537,092,789)     (4,537,092,789)
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                          (272,277,253)       (272,277,253)      (475,821,153)       (475,821,153)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         (166,774,620)       (166,774,620)      (126,086,292)       (126,086,292)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                         (27,579,469)        (27,579,469)      (249,868,575)       (249,868,575)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (80,261,384)        (80,261,384)       (99,813,381)        (99,813,381)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (44,669,799)        (44,669,799)      (179,023,435)       (179,023,435)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            (351,812)           (351,812)       (52,570,164)        (52,570,164)
================================================================================================================================
     Net increase (decrease) in share activity            285,720,888     $   285,720,888       (179,767,102)    $  (179,767,102)
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


63        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                      SUMMARY OF SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------------------------------
                                                YEAR ENDED                          FIVE MONTHS ENDED                YEAR ENDED
                                            AUGUST 31, 2009(a)                       AUGUST 31, 2008               MARCH 31, 2008
                                    ----------------------------------     ----------------------------------     ---------------
                                        SHARES              AMOUNT             SHARES              AMOUNT              SHARES
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                7,425,779,177     $ 7,425,779,177      7,893,478,906     $ 7,893,478,906      29,180,701,441
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                        511,847,886         511,847,886        334,825,871         334,825,871         683,053,539
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                        13,445,479          13,445,479         32,787,412          32,787,412         147,256,006
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class              2,792,727,250       2,792,727,250      1,999,426,502       1,999,426,502       6,287,611,982
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                         27,969,701          27,969,701         82,462,913          82,462,913          89,382,790
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                       394,300,830         394,300,830        297,993,734         297,993,734       1,682,213,737
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                      763,229,887         763,229,887        400,391,562         400,391,562       1,492,840,952
=================================================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                    4,361,045           4,361,045          8,786,228           8,786,228          50,778,338
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                          1,750,991           1,750,991          1,483,611           1,483,611           4,943,626
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                            14,257              14,257             36,050              36,050              38,268
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                  6,129,570           6,129,570          5,430,385           5,430,385          14,407,512
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                            164,252             164,252            256,853             256,853             328,466
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                           896,000             896,000          1,076,175           1,076,175           8,318,683
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                          676,626             676,626            598,553             598,553             843,794
=================================================================================================================================
Reacquired:
  Institutional Class               (8,366,246,381)     (8,366,246,381)    (9,393,355,249)     (9,393,355,249)    (28,845,080,579)
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                       (608,096,771)       (608,096,771)      (284,785,425)       (284,785,425)       (623,791,849)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                       (46,189,189)        (46,189,189)       (27,144,786)        (27,144,786)       (146,499,731)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class             (3,334,320,791)     (3,334,320,791)    (1,898,722,853)     (1,898,722,853)     (6,233,600,807)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                        (56,426,572)        (56,426,572)      (100,385,146)       (100,385,146)        (41,655,857)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                      (527,615,619)       (527,615,619)      (279,947,365)       (279,947,365)     (1,829,209,987)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                     (760,205,770)       (760,205,770)      (504,838,622)       (504,838,622)     (1,507,207,217)
=================================================================================================================================
     Net increase (decrease) in
       share activity               (1,755,808,142)    $(1,755,808,142)    (1,430,144,691)    $(1,430,144,691)        415,673,107
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                    SUMMARY OF SHARE
                                        ACTIVITY
----------------------------------------------------
                                       YEAR ENDED
                                     MARCH 31, 2008
                                    ----------------
                                         AMOUNT
----------------------------------------------------
Sold:
  Institutional Class               $ 29,180,701,441
----------------------------------------------------
  Private Class                          683,053,539
----------------------------------------------------
  Personal Class                         147,256,006
----------------------------------------------------
  Cash Management Class                6,287,611,982
----------------------------------------------------
  Reserve Class                           89,382,790
----------------------------------------------------
  Resource Class                       1,682,213,737
----------------------------------------------------
  Corporate Class                      1,492,840,952
====================================================
Issued as reinvestment of
  dividends:
  Institutional Class                     50,778,338
----------------------------------------------------
  Private Class                            4,943,626
----------------------------------------------------
  Personal Class                              38,268
----------------------------------------------------
  Cash Management Class                   14,407,512
----------------------------------------------------
  Reserve Class                              328,466
----------------------------------------------------
  Resource Class                           8,318,683
----------------------------------------------------
  Corporate Class                            843,794
====================================================
Reacquired:
  Institutional Class                (28,845,080,579)
----------------------------------------------------
  Private Class                         (623,791,849)
----------------------------------------------------
  Personal Class                        (146,499,731)
----------------------------------------------------
  Cash Management Class               (6,233,600,807)
----------------------------------------------------
  Reserve Class                          (41,655,857)
----------------------------------------------------
  Resource Class                      (1,829,209,987)
----------------------------------------------------
  Corporate Class                     (1,507,207,217)
====================================================
     Net increase (decrease) in
       share activity               $    415,673,107
____________________________________________________
====================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


64        SHORT-TERM INVESTMENTS TRUST

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

                                  RESERVE CLASS

                                                              NET GAINS
                                                               (LOSSES)
                                     NET ASSET              ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                                       VALUE,       NET         (BOTH      TOTAL FROM   FROM NET      FROM NET
                                     BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL
                                     OF PERIOD    INCOME     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Year ended 08/31/09                    $1.00       $0.01(b)     $ 0.00        $0.01      $(0.01)       $   --         $(0.01)
Year ended 08/31/08                     1.00        0.03(b)       0.00         0.03       (0.03)        (0.00)         (0.03)
Year ended 08/31/07                     1.00        0.04          0.00         0.04       (0.04)           --          (0.04)
Year ended 08/31/06                     1.00        0.05         (0.01)        0.04       (0.04)        (0.00)         (0.04)
Year ended 08/31/05                     1.00        0.02          0.00         0.02       (0.02)           --          (0.02)
-------------------------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Year ended 08/31/09                     1.00        0.00(b)       0.00         0.00       (0.00)           --          (0.00)
Year ended 08/31/08                     1.00        0.03(b)       0.00         0.03       (0.03)           --          (0.03)
Year ended 08/31/07                     1.00        0.04            --         0.04       (0.04)           --          (0.04)
Year ended 08/31/06                     1.00        0.04            --         0.04       (0.04)           --          (0.04)
Year ended 08/31/05                     1.00        0.02            --         0.02       (0.02)           --          (0.02)
-------------------------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Year ended 08/31/09                     1.00        0.00(b)       0.00         0.00       (0.00)           --          (0.00)
Year ended 08/31/08                     1.00        0.02(b)       0.00         0.02       (0.02)        (0.00)         (0.02)
Year ended 08/31/07                     1.00        0.04          0.00         0.04       (0.04)           --          (0.04)
Year ended 08/31/06                     1.00        0.03          0.00         0.03       (0.03)           --          (0.03)
Year ended 08/31/05                     1.00        0.01          0.00         0.01       (0.01)        (0.00)         (0.01)
-------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Year ended 08/31/09                     1.00        0.00(b)       0.00         0.00       (0.00)           --          (0.00)
Year ended 08/31/08                     1.00        0.03(b)       0.00         0.03       (0.03)           --          (0.03)
Year ended 08/31/07                     1.00        0.04          0.00         0.04       (0.04)           --          (0.04)
Year ended 08/31/06                     1.00        0.04          0.00         0.04       (0.04)           --          (0.04)
Year ended 08/31/05                     1.00        0.02         (0.00)        0.02       (0.02)           --          (0.02)
-------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Year ended 08/31/09                     1.00        0.00(b)       0.00         0.00       (0.00)           --          (0.00)
Year ended 08/31/08                     1.00        0.02(b)       0.00         0.02       (0.02)           --          (0.02)
Year ended 08/31/07                     1.00        0.04          0.00         0.04       (0.04)           --          (0.04)
Year ended 08/31/06                     1.00        0.03          0.00         0.03       (0.03)           --          (0.03)
Year ended 08/31/05                     1.00        0.01          0.00         0.01       (0.01)           --          (0.01)
-------------------------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Year ended 08/31/09                     1.00        0.00(b)      (0.00)        0.00       (0.00)           --          (0.00)
Five months ended 08/31/08              1.00        0.00(b)       0.00         0.00       (0.00)           --          (0.00)
Year ended 03/31/08                     1.00        0.02         (0.00)        0.02       (0.02)           --          (0.02)
Year ended 03/31/07                     1.00        0.03            --         0.03       (0.03)           --          (0.03)
Year ended 03/31/06                     1.00        0.02            --         0.02       (0.02)           --          (0.02)
Year ended 03/31/05                     1.00        0.00            --         0.00       (0.00)           --          (0.00)
_______________________________________________________________________________________________________________________________
===============================================================================================================================

                                                                                RATIO OF          RATIO OF
                                                                                EXPENSES          EXPENSES
                                                                               TO AVERAGE      TO AVERAGE NET   RATIO OF NET
                                                                               NET ASSETS      ASSETS WITHOUT    INVESTMENT
                                      NET ASSET               NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS    INCOME (LOSS)
                                     VALUE, END    TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES    TO AVERAGE
                                      OF PERIOD  RETURN(a)  (000S OMITTED)      ABSORBED          ABSORBED       NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Year ended 08/31/09                     $1.00       0.59%      $ 73,020           0.86%(c)          1.21%(c)        0.47%(c)
Year ended 08/31/08                      1.00       2.90         69,076           0.99              1.17            2.77
Year ended 08/31/07                      1.00       4.46         39,244           0.99              1.18            4.38
Year ended 08/31/06                      1.00       3.66         17,424           0.99              1.18            3.63
Year ended 08/31/05                      1.00       1.61        128,244           0.99              1.19            1.57
----------------------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Year ended 08/31/09                      1.00       0.42          9,341           0.79(c)           1.23(c)         0.31(c)
Year ended 08/31/08                      1.00       2.73         65,753           0.99              1.18            2.59
Year ended 08/31/07                      1.00       4.47         30,950           0.99              1.19            4.38
Year ended 08/31/06                      1.00       3.69         55,892           0.99              1.19            3.66
Year ended 08/31/05                      1.00       1.63         66,695           0.99              1.19            1.61
----------------------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Year ended 08/31/09                      1.00       0.09         29,734           0.49(c)           1.20(c)         0.03(c)
Year ended 08/31/08                      1.00       2.04         36,392           0.99              1.18            1.79
Year ended 08/31/07                      1.00       4.26         69,762           0.99              1.19            4.16
Year ended 08/31/06                      1.00       3.47        133,700           0.99              1.20            3.40
Year ended 08/31/05                      1.00       1.48         77,702           0.99              1.20            1.46
----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Year ended 08/31/09                      1.00       0.22        139,399           0.66(c)           1.15(c)         0.08(c)
Year ended 08/31/08                      1.00       2.53        135,106           0.99              1.14            2.41
Year ended 08/31/07                      1.00       4.40         16,949           0.99              1.15            4.31
Year ended 08/31/06                      1.00       3.59         21,889           0.99              1.16            3.58
Year ended 08/31/05                      1.00       1.56          4,640           0.99              1.17            1.55
----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Year ended 08/31/09                      1.00       0.16          5,747           0.70(c)           1.30(c)        (0.04)(c)
Year ended 08/31/08                      1.00       2.38         12,521           0.99              1.24            2.43
Year ended 08/31/07                      1.00       4.30         11,944           0.99              1.30            4.21
Year ended 08/31/06                      1.00       3.51            438           0.99              1.37            3.44
Year ended 08/31/05                      1.00       1.50              0           0.99              1.41            1.53
----------------------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Year ended 08/31/09                      1.00       0.44         14,831           0.82(c)           1.31(c)         0.49(c)
Five months ended 08/31/08               1.00       0.36         43,123           1.09(d)           1.25(d)         0.89(d)
Year ended 03/31/08                      1.00       2.38         60,789           1.09              1.25            2.36
Year ended 03/31/07                      1.00       2.52         12,733           1.09              1.25            2.49
Year ended 03/31/06                      1.00       1.64         19,052           1.09              1.27            1.62
Year ended 03/31/05                      1.00       0.38          9,308           1.07              1.27            0.39
____________________________________________________________________________________________________________________________
============================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)  Calculated using average shares outstanding.
(c) Ratios are based on average daily net assets (000's omitted) of $49,437, $19,366, $46,423, $143,298, $7,951 and $22,171 for Liquid Assets Portfolio,
     STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)  Annualized.



65        SHORT-TERM INVESTMENTS TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees and Reserve Class
Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Reserve Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, formerly the sole portfolio constituting Tax-Free Investments Trust, (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the "Trust") at August 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods then ended and the Reserve Class financial highlights for each of the periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. For Tax-Free Cash Reserve Portfolio, the Reserve Class financial highlights for the period ended March 31, 2005 were audited by another independent registered public accounting firm whose report dated May 18, 2005 expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

October 16, 2009
Houston, Texas



66        SHORT-TERM INVESTMENTS TRUST

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2009 through August 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------------------
                                                                                HYPOTHETICAL
                                                                          (5% ANNUAL RETURN BEFORE
                                                       ACTUAL                     EXPENSES)
                                             ------------------------------------------------------
                                BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                              ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
        RESERVE CLASS           (03/01/09)   (08/31/09)(1)  PERIOD(2,4)    (08/31/09)   PERIOD(2,5)   RATIO(3)
---------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio         $1,000.00      $1,000.30       $3.33       $1,021.88       $3.36        0.66%
---------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio             1,000.00       1,000.30        1.97        1,023.24        1.99        0.39
---------------------------------------------------------------------------------------------------------------
Treasury Portfolio               1,000.00       1,000.20        1.26        1,023.95        1.28        0.25
---------------------------------------------------------------------------------------------------------------
Government & Agency
  Portfolio                      1,000.00       1,000.30        1.92        1,023.29        1.94        0.38
---------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                      1,000.00       1,000.30        1.56        1,023.64        1.58        0.31
---------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve
  Portfolio                      1,000.00       1,000.30        2.57        1,022.63        2.60        0.51
---------------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Funds for the period March 1, 2009 through August 31, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
(3) Effective July 1, 2009, the Fund's advisor has contractually agreed, through at least June 30, 2010 to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses to 1.01% (after 12b-1 fee waivers) for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and 1.12% (after 12b-1 fee waivers) for Tax-Free Cash Reserve Portfolio. In addition, effective May 1, 2009 for Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and effective September 19, 2009 for Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio, participation in the United States Treasury Temporary Guarantee Program (the "Program") ended with the Program's final expiration date. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.65%, 0.35% and 0.47% for Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio, respectively. Restated annualized expense ratios for Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio remained the same.
(4) The actual expenses paid restated as if the changes discussed above in footnote 3 had been in effect throughout the entire most recent fiscal half year are $3.28, $1.76 and $2.37 for Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio, respectively. Restated actual expenses paid for Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio remained the same.
(5) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical expenses paid restated as if the changes discussed above in footnote 3 had been in effect throughout the entire most recent fiscal half year period are $3.31, $1.79 and $2.40 for Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio, respectively. Restated hypothetical expenses paid for Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio remained the same.


67        SHORT-TERM INVESTMENTS TRUST

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
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APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
(LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO, GOVERNMENT & AGENCY PORTFOLIO, GOVERNMENT TAXADVANTAGE PORTFOLIO
AND TAX-FREE CASH RESERVE PORTFOLIO)

The Board of Trustees (the Board) of         strategies and limitations of these funds.   the year as part of their ongoing
Short-Term Investments Trust (the Trust)                                                  oversight of such Fund, and did not
is required under the Investment Company        In addition to their meetings             identify any particular factor that was
Act of 1940 to approve annually the          throughout the year, the Sub-Committees      controlling. Each Trustee may have
renewal of each series portfolio of the      meet at designated contract renewal          evaluated the information provided
Trust's (each, a Fund) investment advisory   meetings each year to conduct an in-depth    differently from another Trustee and
agreement with Invesco Aim Advisors, Inc.    review of the performance, fees, expenses,   attributed different weight to the various
(Invesco Aim) and the Master Intergroup      and other matters related to their           factors. The Trustees recognized that the
Sub-Advisory Contract for Mutual Funds       assigned funds. During the contract          advisory arrangements and resulting
(the sub-advisory contracts) with Invesco    renewal process, the Trustees receive        advisory fees for each Fund and the other
Asset Management Deutschland GmbH, Invesco   comparative performance and fee data         AIM Funds are the result of years of
Asset Management Limited, Invesco Asset      regarding the AIM Funds prepared by an       review and negotiation between the
Management (Japan) Limited, Invesco          independent company, Lipper, Inc.            Trustees and Invesco Aim, that the
Australia Limited, Invesco Global Asset      (Lipper), under the direction and            Trustees may focus to a greater extent on
Management (N.A.), Inc., Invesco Hong Kong   supervision of the Senior Officer who also   certain aspects of these arrangements in
Limited, Invesco Institutional (N.A.),       prepares a separate analysis of this         some years than in others, and that the
Inc., Invesco Senior Secured Management,     information for the Trustees. Each           Trustees' deliberations and conclusions in
Inc. and Invesco Trimark Ltd.                Sub-Committee then makes recommendations     a particular year may be based in part on
(collectively, the Affiliated                to the Investments Committee regarding the   their deliberations and conclusions
Sub-Advisers). During contract renewal       fees and expenses of their assigned funds.   regarding these same arrangements
meetings held on June 16-17, 2009, the       The Investments Committee considers each     throughout the year and in prior years.
Board as a whole, and the disinterested or   Sub-Committee's recommendations and makes
"independent" Trustees voting separately,    its own recommendations regarding the fees      The discussion below serves as a
approved the continuance of each Fund's      and expenses of the AIM Funds to the full    summary of the Senior Officer's
investment advisory agreement and the        Board. The Investments Committee also        independent written evaluation with
sub-advisory contracts for another year,     considers each Sub-Committee's               respect to each Fund's investment advisory
effective July 1, 2009. In doing so, the     recommendations in making its annual         agreement as well as a discussion of the
Board determined that each Fund's            recommendation to the Board whether to       material factors and related conclusions
investment advisory agreement and            approve the continuance of each AIM Fund's   that formed the basis for the Board's
sub-advisory contracts are in the best       investment advisory agreement and            approval of each Fund's investment
interests of the Fund and its shareholders   sub-advisory contracts for another year.     advisory agreement and sub-advisory
and that the compensation to Invesco Aim                                                  contracts. Unless otherwise stated,
and the Affiliated Sub-Advisers under each      The independent Trustees met separately   information set forth below is as of June
Fund's investment advisory agreement and     during their evaluation of each Fund's       17, 2009, and does not reflect any changes
sub-advisory contracts is fair and           investment advisory agreement and            that may have occurred since that date,
reasonable.                                  sub-advisory contracts with independent      including but not limited to changes to a
                                             legal counsel. The independent Trustees      Fund's performance, advisory fees, expense
THE BOARD'S FUND EVALUATION PROCESS          were also assisted in their annual           limitations and/or fee waivers.
                                             evaluation of each Fund's investment
The Board's Investments Committee has        advisory agreement by the Senior Officer.    FACTORS AND CONCLUSIONS AND SUMMARY OF
established three Sub-Committees that are    One responsibility of the Senior Officer     INDEPENDENT WRITTEN FEE EVALUATION
responsible for overseeing the management    is to manage the process by which the AIM
of a number of the series portfolios of      Funds' proposed management fees are             A. Nature, Extent and Quality of
the AIM Funds. This SubCommittee structure   negotiated during the annual contract              Services Provided by Invesco Aim
permits the Trustees to focus on the         renewal process to ensure that they are
performance of the AIM Funds that have       negotiated in a manner that is at arms'      The Board reviewed the advisory services
been assigned to them. The Sub-Committees    length and reasonable. Accordingly, the      provided to each Fund by Invesco Aim under
meet throughout the year to review the       Senior Officer must either supervise a       the Fund's investment advisory agreement,
performance of their assigned funds, and     competitive bidding process or prepare an    the performance of Invesco Aim in
the Sub-Committees review monthly and        independent written evaluation. The Senior   providing these services, and the
quarterly comparative performance            Officer recommended that an independent      credentials and experience of the Officers
information and periodic asset flow data     written evaluation be provided and, at the   and employees of Invesco Aim who provide
for their assigned funds. These materials    direction of the Board, prepared an          these services. The Board's review of the
are prepared under the direction and         independent written evaluation.              qualifications of Invesco Aim to provide
supervision of the independent Senior                                                     these services included the Board's
Officer, an Officer of the AIM Funds who        During the annual contract renewal        consideration of Invesco Aim's portfolio
reports directly to the independent          process, the Board considered the factors    and product review process, various back
Trustees. Over the course of each year,      discussed below in evaluating the fairness   office support functions provided by
the Sub-Committees meet with portfolio       and reasonableness of each Fund's            Invesco Aim and its affiliates, and
managers for their assigned funds and        investment advisory agreement and            Invesco Aim's equity and fixed income
other members of management and review       sub-advisory contracts. The Board            trading operations. The Board concluded
with these individuals the performance,      considered all of the information provided   that the nature, extent and quality of the
investment objective(s), policies,           to them, including information provided at   advisory services provided to each Fund by
                                             their meetings throughout                    Invesco Aim are appropriate and that
                                                                                          Invesco Aim currently is providing
                                                                                          satisfactory


68   SHORT-TERM INVESTMENTS TRUST                                                                                          continued
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
advisory services in accordance with the     utilize the additional resources and         above the performance of the Index for the
terms of each Fund's investment advisory     talent of the Affiliated Sub-Advisers in     five year period. Although the independent
agreement. In addition, based on their       managing each Fund.                          written evaluation of the Fund's Senior
ongoing meetings throughout the year with                                                 Officer only considered Fund performance
each Fund's portfolio manager or managers,      C. Fund Performance                       through the most recent calendar year, the
the Board concluded that these individuals                                                Board also reviewed more recent Fund
are competent and able to continue to        The Board considered fund performance as a   performance and this review did not change
carry out their responsibilities under the   relevant factor in considering whether to    their conclusions. The Board noted that,
Fund's investment advisory agreement.        approve the investment advisory agreement    in response to the Board's focus on fund
                                             as well as the sub-advisory contracts for    performance, Invesco Aim has taken a
   In determining whether to continue each   each Fund, as Invesco Institutional          number of actions intended to improve the
Fund's investment advisory agreement, the    currently manages assets of each Fund.       investment process for the funds.
Board considered the prior relationship
between Invesco Aim and the Fund, as well    LIQUID ASSETS PORTFOLIO                      TREASURY PORTFOLIO
as the Board's knowledge of Invesco Aim's
operations, and concluded that it is         The Board compared the Fund's performance    The Board compared the Fund's performance
beneficial to maintain the current           during the past one, three and five          during the past one, three and five
relationship, in part, because of such       calendar years to the performance of all     calendar years to the performance of all
knowledge. The Board also considered the     funds in the Lipper performance universe     funds in the Lipper performance universe
steps that Invesco Aim and its affiliates    that are not managed by Invesco Aim or an    that are not managed by Invesco Aim or an
continue to take to improve the quality      Affiliated Sub-Adviser and against the       Affiliated Sub-Adviser and against the
and efficiency of the services they          Lipper Institutional Money Market Funds      Lipper Institutional U.S. Treasury Money
provide to the AIM Funds in the areas of     Index. The Board noted that the Fund's       Market Funds Index. The Board noted that
investment performance, product line         performance was in the first quintile of     the Fund's performance was in the first
diversification, distribution, fund          its performance universe for the one,        quintile of its performance universe for
operations, shareholder services and         three and five year periods (the first       the one, three and five year periods (the
compliance. The Board concluded that the     quintile being the best performing funds     first quintile being the best performing
quality and efficiency of the services       and the fifth quintile being the worst       funds and the fifth quintile being the
Invesco Aim and its affiliates provide to    performing funds). The Board noted that      worst performing funds). The Board noted
the AIM Funds in each of these areas         the Fund's performance was above the         that the Fund's performance was above the
support the Board's approval of the          performance of the Index for the one,        performance of the Index for the one,
continuance of each Fund's investment        three and five year periods. Although the    three and five year periods. Although the
advisory agreement.                          independent written evaluation of the        independent written evaluation of the
                                             Fund's Senior Officer only considered Fund   Fund's Senior Officer only considered Fund
   B. Nature, Extent and Quality of          performance through the most recent          performance through the most recent
      Services Provided by Affiliated        calendar year, the Board also reviewed       calendar year, the Board also reviewed
      Sub-Advisers                           more recent Fund performance and this        more recent Fund performance and this
                                             review did not change their conclusions.     review did not change their conclusions.
The Board reviewed the services provided     The Board noted that, in response to the     The Board noted that, in response to the
by the Affiliated Sub-Advisers under the     Board's focus on fund performance, Invesco   Board's focus on fund performance, Invesco
sub-advisory contracts and the credentials   Aim has taken a number of actions intended   Aim has taken a number of actions intended
and experience of the Officers and           to improve the investment process for the    to improve the investment process for the
employees of the Affiliated Sub-Advisers     funds.                                       funds.
who provide these services. The Board
concluded that the nature, extent and        STIC PRIME PORTFOLIO                         GOVERNMENT & AGENCY PORTFOLIO
quality of the services provided by the
Affiliated Sub-Advisers are appropriate.     The Board compared the Fund's performance    The Board compared the Fund's performance
The Board noted that the Affiliated          during the past one, three and five          during the past one, three and five
Sub-Advisers, which have offices and         calendar years to the performance of all     calendar years to the performance of all
personnel that are geographically            funds in the Lipper performance universe     funds in the Lipper performance universe
dispersed in financial centers around the    that are not managed by Invesco Aim or an    that are not managed by Invesco Aim or an
world, can provide research and other        Affiliated Sub-Adviser and against the       Affiliated Sub-Adviser and against the
information and make recommendations on      Lipper Institutional Money Market Funds      Lipper Institutional U.S. Government Money
the markets and economies of various         Index. The Board noted that the Fund's       Market Funds Index. The Board noted that
countries and securities of companies        performance was in the third quintile of     the Fund's performance was in the second
located in such countries or on various      its performance universe for the one year    quintile for the one year period and in
types of investments and investment          period, the second quintile for the three    the first quintile of its performance
techniques. The Board noted that             year period, and the first quintile for      universe for the three and five year
investment decisions for each Fund are       the five year period (the first quintile     periods (the first quintile being the best
made by Invesco Institutional (N.A.), Inc.   being the best performing funds and the      performing funds and the fifth quintile
(Invesco Institutional). The Board           fifth quintile being the worst performing    being the worst performing funds). The
concluded that the sub-advisory contracts    funds). The Board noted that the Fund's      Board noted that the Fund's performance
benefit each Fund and its shareholders by    performance was below the performance of     was above the performance of the Index for
permitting Invesco Aim to                    the Index for the one and three year         the one, three and five
                                             periods, and


69   SHORT-TERM INVESTMENTS TRUST                                                                                          continued
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
year periods. Although the independent       the Fund's performance was below the         management of the separately managed
written evaluation of the Fund's Senior      performance of the Index for the one year    accounts/wrap accounts by Invesco
Officer only considered Fund performance     period and above the performance of the      Institutional involves different levels of
through the most recent calendar year, the   Index for the three and five year periods.   services, different operational and
Board also reviewed more recent Fund         Although the independent written             regulatory requirements and different
performance and this review did not change   evaluation of the Fund's Senior Officer      business considerations than Invesco Aim's
their conclusions. The Board noted that,     only considered Fund performance through     and Invesco Institutional's management of
in response to the Board's focus on fund     the most recent calendar year, the Board     the Fund. The Board concluded that these
performance, Invesco Aim has taken a         also reviewed more recent Fund performance   differences are appropriately reflected in
number of actions intended to improve the    and this review did not change their         the fee structure for the Fund.
investment process for the funds.            conclusions. The Board noted that, in
                                             response to the Board's focus on fund           The Board noted that Invesco Aim
GOVERNMENT TAXADVANTAGE PORTFOLIO            performance, Invesco Aim has taken a         contractually agreed to continue to waive
                                             number of actions intended to improve the    fees and/or limit expenses of the Fund
The Board compared the Fund's performance    investment process for the funds.            through at least June 30, 2010 in an
during the past one, three and five                                                       amount necessary to limit total annual
calendar years to the performance of all        D. Advisory and Sub-Advisory Fees and     operating expenses to a specified
funds in the Lipper performance universe           Fee Waivers                            percentage of average daily net assets for
that are not managed by Invesco Aim or an                                                 each class of the Fund. The Board noted
Affiliated Sub-Adviser and against the       LIQUID ASSETS PORTFOLIO                      that the specified percentage before the
Lipper Institutional U.S. Government Money                                                waiver becomes effective has been
Market Funds Index. The Board noted that     The Board compared the Fund's contractual    increased effective July 1, 2009, and that
the Fund's performance was in the third      advisory fee rate to the contractual         the waiver will have a smaller impact on
quintile of its performance universe for     advisory fee rates of funds in the Fund's    expenses during the coming year.
the one year period and the second           Lipper expense group that are not managed
quintile for the three and five year         by Invesco Aim or an Affiliated                 The Board also considered the services
periods (the first quintile being the best   Sub-Adviser at a common asset level. The     provided by the Affiliated Sub-Advisers
performing funds and the fifth quintile      Board noted that the Fund's contractual      pursuant to the sub-advisory contracts and
being the worst performing funds). The       advisory fee rate was below the median       the services provided by Invesco Aim
Board noted that the Fund's performance      contractual advisory fee rate of funds in    pursuant to the Fund's advisory agreement,
was below the performance of the Index for   its expense group. The Board also reviewed   as well as the allocation of fees between
the one and three year periods, and above    the methodology used by Lipper in            Invesco Aim and the Affiliated
the performance of the Index for the five    determining contractual fee rates, which     Sub-Advisers pursuant to the sub-advisory
year period. Although the independent        includes using audited financial data from   contracts. The Board noted that the
written evaluation of the Fund's Senior      the most recent annual report of each fund   sub-advisory fees have no direct effect on
Officer only considered Fund performance     in the expense group that was publicly       the Fund or its shareholders, as they are
through the most recent calendar year, the   available as of the end of the past          paid by Invesco Aim to the Affiliated
Board also reviewed more recent Fund         calendar year. The Board noted that some     Sub-Advisers, and that Invesco Aim and the
performance and this review did not change   comparative data was at least one year old   Affiliated Sub-Advisers are affiliates.
their conclusions. The Board noted that,     and that other data did not reflect the
in response to the Board's focus on fund     market downturn that occurred in the            After taking account of the Fund's
performance, Invesco Aim has taken a         fourth quarter of 2008.                      contractual advisory fee rate, the
number of actions intended to improve the                                                 contractual sub-advisory fee rate, the
investment process for the funds.               The Board also compared the Fund's        comparative advisory fee information
                                             effective fee rate (the advisory fee after   discussed above, the expense limitations
TAX-FREE CASH RESERVE PORTFOLIO              any advisory fee waivers and before any      and other relevant factors, the Board
                                             expense limitations/waivers) to the          concluded that the Fund's advisory and
The Board compared the Fund's performance    advisory fee rates of other domestic         sub-advisory fees are fair and reasonable.
during the past one, three and five          clients of Invesco Aim and its affiliates
calendar years to the performance of all     with investment strategies comparable to     STIC PRIME PORTFOLIO
funds in the Lipper performance universe     those of the Fund, including one mutual
that are not managed by Invesco Aim or an    fund advised by Invesco Aim and              The Board compared the Fund's contractual
Affiliated Sub-Adviser and against the       sub-advised by Invesco Institutional. The    advisory fee rate to the contractual
Lipper Institutional Tax-Exempt Money        Board noted that the Fund's rate was the     advisory fee rates of funds in the Fund's
Market Funds Index. The Board noted that     same as the effective fee rate of the        Lipper expense group that are not managed
the Fund's performance was in the third      other mutual fund.                           by Invesco Aim or an Affiliated
quintile of its performance universe for                                                  Sub-Adviser at a common asset level. The
the one year period and the second              Additionally, the Board compared the      Board noted that the Fund's contractual
quintile for the three and five year         Fund's sub-advisory fee rate to the          advisory fee rate was below the median
periods (the first quintile being the best   effective fee rates of several separately    contractual advisory fee rate of funds in
performing funds and the fifth quintile      managed accounts/wrap accounts sub-advised   its expense group. The Board also reviewed
being the worst performing funds). The       by Invesco Institutional. The Board noted    the methodology used by Lipper in
Board noted that                             that the Fund's sub-advisory fee rate was    determining contractual fee rates, which
                                             below the rates for the separately managed   includes using audited financial data from
                                             accounts/wrap accounts. The Board            the most recent annual report of each fund
                                             considered that                              in the expense group that was publicly
                                                                                          available as of the


70    SHORT-TERM INVESTMENTS TRUST                                                                                         continued
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
end of the past calendar year. The Board        After taking account of the Fund's           After taking account of the Fund's
noted that some comparative data did not     contractual advisory fee rate, the           contractual advisory fee rate, the
reflect the market downturn that occurred    contractual sub-advisory fee rate, the       contractual sub-advisory fee rate, the
in the fourth quarter of 2008.               comparative advisory fee information         expense limitations and other relevant
                                             discussed above, the expense limitations     factors, the Board concluded that the
   The Board also compared the Fund's        and other relevant factors, the Board        Fund's advisory and sub-advisory fees are
effective fee rate (the advisory fee after   concluded that the Fund's advisory and       fair and reasonable.
any advisory fee waivers and before any      sub-advisory fees are fair and reasonable.
expense limitations/waivers) to the                                                       GOVERNMENT & AGENCY PORTFOLIO
advisory fee rates of other domestic         TREASURY PORTFOLIO
clients of Invesco Aim and its affiliates                                                 The Board compared the Fund's contractual
with investment strategies comparable to     The Board compared the Fund's contractual    advisory fee rate to the contractual
those of the Fund, including one mutual      advisory fee rate to the contractual         advisory fee rates of funds in the Fund's
fund advised by Invesco Aim and              advisory fee rates of funds in the Fund's    Lipper expense group that are not managed
sub-advised by Invesco Institutional. The    Lipper expense group that are not managed    by Invesco Aim or an Affiliated
Board noted that the Fund's rate was the     by Invesco Aim or an Affiliated              Sub-Adviser at a common asset level. The
same as the effective fee rate of the        Sub-Adviser at a common asset level. The     Board noted that the Fund's contractual
other mutual fund.                           Board noted that the Fund's contractual      advisory fee rate was below the median
                                             advisory fee rate was below the median       contractual advisory fee rate of funds in
   Additionally, the Board compared the      contractual advisory fee rate of funds in    its expense group. The Board also reviewed
Fund's sub-advisory fee rate to the          its expense group. The Board also reviewed   the methodology used by Lipper in
effective fee rates of several separately    the methodology used by Lipper in            determining contractual fee rates, which
managed accounts/wrap accounts sub-advised   determining contractual fee rates, which     includes using audited financial data from
by Invesco Institutional. The Board noted    includes using audited financial data from   the most recent annual report of each fund
that the Fund's sub-advisory fee rate        the most recent annual report of each fund   in the expense group that was publicly
below the rate for the separately managed    in the expense group that was publicly       available as of the end of the past
accounts/wrap accounts. The Board            available as of the end of the past          calendar year. The Board noted that some
considered that management of the            calendar year. The Board noted that some     comparative data was at least one year old
separately managed accounts/wrap accounts    comparative data was at least one year old   and that other data did not reflect the
by Invesco Institutional involves            and that other data did not reflect the      market downturn that occurred in the
different levels of services, different      market downturn that occurred in the         fourth quarter of 2008.
operational and regulatory requirements      fourth quarter of 2008. The Board noted
and different business considerations than   that neither Invesco Aim nor its                The Board also compared the Fund's
Invesco Aim's and Invesco Institutional's    affiliates serve as an adviser to other      effective fee rate (the advisory fee after
management of the Fund. The Board            domestic mutual funds or other domestic      any advisory fee waivers and before any
concluded that these differences are         clients with investment strategies           expense limitations/waivers) to the
appropriately reflected in the fee           comparable to those of the Fund.             advisory fee rates of other domestic
structure for the Fund.                                                                   clients of Invesco Aim and its affiliates
                                                The Board noted that Invesco Aim          with investment strategies comparable to
   The Board noted that Invesco Aim          contractually agreed to continue to waive    those of the Fund, including one mutual
contractually agreed to continue to waive    fees and/or limit expenses of the Fund       fund advised by Invesco Aim and
fees and/or limit expenses of the Fund       through at least June 30, 2010 in an         sub-advised by Invesco Institutional. The
through at least June 30, 2010 in an         amount necessary to limit total annual       Board noted that the Fund's rate was below
amount necessary to limit total annual       operating expenses to a specified            the effective fee rate for the other
operating expenses to a specified            percentage of average daily net assets for   mutual fund.
percentage of average daily net assets for   each class of the Fund. The Board noted
each class of the Fund. The Board noted      that the specified percentage before the        The Board noted that Invesco Aim has
that the specified percentage before the     waiver becomes effective has been            contractually agreed to continue to waive
waiver becomes effective has been            increased effective July 1, 2009, and that   fees and/or limit expenses of the Fund
increased effective July 1, 2009, and that   the waiver will have a smaller impact on     through at least June 30, 2010 in an
the waiver will have a smaller impact on     expenses during the coming year.             amount necessary to limit total annual
expenses during the coming year.                                                          operating expenses to a specified
                                                The Board also considered the services    percentage of average daily net assets for
   The Board also considered the services    provided by the Affiliated Sub-Advisers      each class of the Fund. The Board noted
provided by the Affiliated Sub-Advisers      pursuant to the sub-advisory contracts and   that the specified percentage before the
pursuant to the sub-advisory contracts and   the services provided by Invesco Aim         waiver becomes effective has been
the services provided by Invesco Aim         pursuant to the Fund's advisory agreement,   increased effective July 1, 2009, and at
pursuant to the Fund's advisory agreement,   as well as the allocation of fees between    the current expense ratio for the Fund the
as well as the allocation of fees between    Invesco Aim and the Affiliated               waiver will not have any impact.
Invesco Aim and the Affiliated               Sub-Advisers pursuant to the sub-advisory
Sub-Advisers pursuant to the sub-advisory    contracts. The Board noted that the             The Board also considered the services
contracts. The Board noted that the          sub-advisory fees have no direct effect on   provided by the Affiliated Sub-Advisers
sub-advisory fees have no direct effect on   the Fund or its shareholders, as they are    pursuant to the sub-advisory contracts and
the Fund or its shareholders, as they are    paid by Invesco Aim to the Affiliated        the services provided by Invesco Aim
paid by Invesco Aim to the Affiliated        Sub-Advisers, and that Invesco Aim and the   pursuant to the Fund's advisory agreement,
Sub-Advisers, and that Invesco Aim and the   Affiliated Sub-Advisers are affiliates.      as well as the allocation of fees between
Affiliated Sub-Advisers are affiliates.                                                   Invesco Aim and the Affiliated


71    SHORT-TERM INVESTMENTS TRUST                                                                                         continued
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
Sub-Advisers pursuant to the sub-advisory       The Board also considered the services       The Board also considered the services
contracts. The Board noted that the          provided by the Affiliated Sub-Advisers      provided by the Affiliated Sub-Advisers
sub-advisory fees have no direct effect on   pursuant to the sub-advisory contracts and   pursuant to the sub-advisory contracts and
the Fund or its shareholders, as they are    the services provided by Invesco Aim         the services provided by Invesco Aim
paid by Invesco Aim to the Affiliated        pursuant to the Fund's advisory agreement,   pursuant to the Fund's advisory agreement,
Sub-Advisers, and that Invesco Aim and the   as well as the allocation of fees between    as well as the allocation of fees between
Affiliated Sub-Advisers are affiliates.      Invesco Aim and the Affiliated               Invesco Aim and the Affiliated
                                             Sub-Advisers pursuant to the sub-advisory    Sub-Advisers pursuant to the sub-advisory
   After taking account of the Fund's        contracts. The Board noted that the          contracts. The Board noted that the
contractual advisory fee rate, the           sub-advisory fees have no direct effect on   sub-advisory fees have no direct effect on
contractual sub-advisory fee rate, the       the Fund or its shareholders, as they are    the Fund or its shareholders, as they are
comparative advisory fee information         paid by Invesco Aim to the Affiliated        paid by Invesco Aim to the Affiliated
discussed above and other relevant           Sub-Advisers, and that Invesco Aim and the   Sub-Advisers, and that Invesco Aim and the
factors, the Board concluded that the        Affiliated Sub-Advisers are affiliates.      Affiliated Sub-Advisers are affiliates.
Fund's advisory and sub-advisory fees are
fair and reasonable.                            After taking account of the Fund's           After taking account of the Fund's
                                             contractual advisory fee rate, the           contractual advisory fee rate, the
GOVERNMENT TAXADVANTAGE PORTFOLIO            contractual sub-advisory fee rate, the       contractual sub-advisory fee rate, the
                                             comparative advisory fee information         expense limitations and other relevant
The Board compared the Fund's contractual    discussed above, the expense limitations     factors, the Board concluded that the
advisory fee rate to the contractual         and other relevant factors, the Board        Fund's advisory and sub-advisory fees are
advisory fee rates of funds in the Fund's    concluded that the Fund's advisory and       fair and reasonable.
Lipper expense group that are not managed    sub-advisory fees are fair and reasonable.
by Invesco Aim or an Affiliated                                                              E. Economies of Scale and Breakpoints
Sub-Adviser at a common asset level. The     TAX-FREE CASH RESERVE PORTFOLIO
Board noted that the Fund's contractual                                                   LIQUID ASSETS PORTFOLIO, STIC PRIME
advisory fee rate was below the median       The Board compared the Fund's contractual    PORTFOLIO, TREASURY PORTFOLIO AND
contractual advisory fee rate of funds in    advisory fee rate to the contractual         GOVERNMENT & AGENCY PORTFOLIO
its expense group. The Board also reviewed   advisory fee rates of funds in the Fund's
the methodology used by Lipper in            Lipper expense group that are not managed    The Board considered the extent to which
determining contractual fee rates, which     by Invesco Aim or an Affiliated              there are economies of scale in the
includes using audited financial data from   Sub-Adviser at a common asset level. The     provision of advisory services to each
the most recent annual report of each fund   Board noted that the Fund's contractual      Fund. The Board also considered whether
in the expense group that was publicly       advisory fee rate was below the median       each Fund benefits from such economies of
available as of the end of the past          contractual advisory fee rate of funds in    scale through contractual breakpoints in
calendar year. The Board noted that some     its expense group. The Board also reviewed   each Fund's advisory fee schedule. The
comparative data was at least one year old   the methodology used by Lipper in            Board noted that each Fund's contractual
and that other data did not reflect the      determining contractual fee rates, which     advisory fee schedule does not include any
market downturn that occurred in the         includes using audited financial data from   breakpoints. The Board noted that each
fourth quarter of 2008.                      the most recent annual report of each fund   Fund shares directly in economies of scale
                                             in the expense group that was publicly       through lower fees charged by third party
   The Board also compared the Fund's        available as of the end of the past          service providers based on the combined
effective fee rate (the advisory fee after   calendar year. The Board noted that some     size of all of the AIM Funds and
any advisory fee waivers and before any      comparative data was at least one year old   affiliates.
expense limitations/waivers) to the          and that other data did not reflect the
advisory fee rates of other domestic         market downturn that occurred in the         GOVERNMENT TAXADVANTAGE PORTFOLIO
clients of Invesco Aim and its affiliates    fourth quarter of 2008. The Board noted
with investment strategies comparable to     that neither Invesco Aim nor its                The Board considered the extent to
those of the Fund, including one mutual      affiliates serve as an adviser to other      which there are economies of scale in the
fund advised by Invesco Aim and              domestic mutual funds or other domestic      provision of advisory services to the
sub-advised by Invesco Institutional. The    clients with investment strategies           Fund. The Board also considered whether
Board noted that the Fund's rate was above   comparable to those of the Fund.             the Fund benefits from such economies of
the effective fee rate for the other                                                      scale through contractual breakpoints in
mutual fund.                                    The Board noted that Invesco Aim          the Fund's advisory fee schedule. The
                                             contractually agreed to continue to waive    Board noted that the Fund's contractual
   The Board noted that Invesco Aim          fees and/or limit expenses of the Fund       advisory fee schedule includes two
contractually agreed to continue to waive    through at least June 30, 2010 in an         breakpoints and that the level of the
fees and/or limit expenses of the Fund       amount necessary to limit total annual       Fund's advisory fees, as a percentage of
through at least June 30, 2010 in an         operating expenses to a specified            the Fund's net assets, has decreased as
amount necessary to limit total annual       percentage of average daily net assets for   net assets increased because of the
operating expenses to a specified            each class of the Fund. The Board noted      breakpoints. Based on this information,
percentage of average daily net assets for   that the specified percentage before the     the Board concluded that the Fund's
each class of the Fund. The Board noted      waiver becomes effective has been            advisory fees appropriately reflect
that the specified percentage before the     increased effective July 1, 2009, and that   economies of scale at current asset
waiver becomes effective has been            the waiver will have a smaller impact on     levels. The Board also noted that the Fund
increased effective July 1, 2009, and that   expenses during the coming year.             shares directly in economies of scale
the waiver will have a smaller impact on                                                  through lower fees charged by third party
expenses during the coming year.                                                          service providers based on the combined
                                                                                          size of all of the AIM Funds and
                                                                                          affiliates.

72   SHORT-TERM INVESTMENTS TRUST                                                                                          continued

TAX-FREE CASH RESERVE PORTFOLIO              Board also considered whether each           advisory fees from these affiliated money
                                             Affiliated Sub-Adviser is financially        market funds attributable to such
The Board considered the extent to which     sound and has the resources necessary to     investments, although Invesco Aim has
there are economies of scale in the          perform its obligations under the            contractually agreed to waive through at
provision of advisory services to the        sub-advisory contracts, and concluded that   least June 30, 2010, the advisory fees
Fund. The Board also considered whether      each Affiliated Sub-Adviser has the          payable by the Fund in an amount equal to
the Fund benefits from such economies of     financial resources necessary to fulfill     100% of the net advisory fees Invesco Aim
scale through contractual breakpoints in     these obligations.                           receives from the affiliated money market
the Fund's advisory fee schedule. The                                                     funds with respect to the Fund's
Board noted that the Fund's contractual         G. Collateral Benefits to Invesco Aim     investment in the affiliated money market
advisory fee schedule includes one                 and its Affiliates                     funds of uninvested cash, but not cash
breakpoint and that the level of the                                                      collateral. The Board concluded that the
Fund's advisory fees, as a percentage of     The Board considered various other           Fund's investment of uninvested cash and
the Fund's net assets, has decreased as      benefits received by Invesco Aim and its     cash collateral from any securities
net assets increased because of the          affiliates resulting from Invesco Aim's      lending arrangements in the affiliated
breakpoint. Based on this information, the   relationship with each Fund, including the   money market funds is in the best
Board concluded that the Fund's advisory     fees received by Invesco Aim and its         interests of the Fund and its
fees appropriately reflect economies of      affiliates for their provision of            shareholders.
scale at current asset levels. The Board     administrative, transfer agency and
also noted that the Fund shares directly     distribution services to each Fund. The
in economies of scale through lower fees     Board considered the performance of
charged by third party service providers     Invesco Aim and its affiliates in
based on the combined size of all of the     providing these services and the
AIM Funds and affiliates.                    organizational structure employed by
                                             Invesco Aim and its affiliates to provide
   F. Profitability and Financial            these services. The Board also considered
      Resources                              that these services are provided to each
                                             Fund pursuant to written contracts that
The Board reviewed information from          are reviewed and approved on an annual
Invesco Aim concerning the costs of the      basis by the Board. The Board concluded
advisory and other services that Invesco     that Invesco Aim and its affiliates are
Aim and its affiliates provide to each       providing these services in a satisfactory
Fund and the Profitability of Invesco Aim    manner and in accordance with the terms of
and its affiliates in providing these        their contracts, and are qualified to
services. The Board also reviewed            continue to provide these services to each
information concerning the financial         Fund.
condition of Invesco Aim and its
affiliates. The Board reviewed with             The Board considered the benefits
Invesco Aim the methodology used to          realized by Invesco Aim and the Affiliated
prepare the Profitability information. The   Sub-Advisers as a result of portfolio
Board considered the overall Profitability   brokerage transactions executed through
of Invesco Ltd., the ultimate parent of      "soft dollar" arrangements. The Board
Invesco Aim and the Affiliated               noted that soft dollar arrangements shift
Sub-Advisers, and of Invesco Aim, as well    the payment obligation for research and
as the Profitability of Invesco Aim in       execution services from Invesco Aim and
connection with managing each Fund. The      the Affiliated Sub-Advisers to the funds
Board noted that Invesco Aim continues to    and therefore may reduce Invesco Aim's and
operate at a net profit, although the        the Affiliated Sub-Advisers' expenses. The
reduction of assets under management as a    Board concluded that Invesco Aim's and the
result of market movements and the           Affiliated Sub-Advisers' soft dollar
increase in voluntary fee waivers for        arrangements are appropriate. The Board
affiliated money market funds have reduced   also concluded that, based on their review
the Profitability of Invesco Aim and its     and representations made by the Chief
affiliates. The Board concluded that each    Compliance Officer of Invesco Aim, these
Fund's fees are fair and reasonable, and     arrangements are consistent with
that the level of profits realized by        regulatory requirements.
Invesco Aim and its affiliates from
providing services to each Fund is not       STIC PRIME PORTFOLIO, TREASURY PORTFOLIO
excessive in light of the nature, quality    AND GOVERNMENT TAXADVANTAGE PORTFOLIO
and extent of the services provided. The
Board considered whether Invesco Aim is      The Board considered the fact that the
financially sound and has the resources      Fund's uninvested cash and cash collateral
necessary to perform its obligations under   from any securities lending arrangements
each Fund's investment advisory agreement,   may be invested in money market funds
and concluded that Invesco Aim has the       advised by Invesco Aim pursuant to
financial resources necessary to fulfill     procedures approved by the Board. The
these obligations. The                       Board noted that Invesco Aim will receive


73   SHORT-TERM INVESTMENTS TRUST

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2009:

FEDERAL AND STATE INCOME TAX


                                           QUALIFIED DIVIDEND     CORPORATE DIVIDENDS     U.S. TREASURY     TAX-EXEMPT INTEREST
                                                 INCOME*          RECEIVED DEDUCTION*      OBLIGATIONS*          DIVIDENDS*
-------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                           0.00%                   0.00%                0.03%                 0.00%
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                              0.00%                   0.00%                0.00%                 0.00%
-------------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                0.00%                   0.00%               70.77%                 0.00%
-------------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                     0.00%                   0.00%                0.84%                 0.00%
-------------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                 0.00%                   0.00%                0.34%                 0.00%
-------------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                   0.00%                   0.00%                0.00%               100.00%
-------------------------------------------------------------------------------------------------------------------------------



* The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

NON-RESIDENT ALIEN SHAREHOLDERS


                                                                         QUALIFIED        QUALIFIED INTEREST
                                                                     SHORT-TERM GAINS          INCOME**
------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                  $     --                 N/A
------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                           --                 N/A
------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                                        475,753                 100%
------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                              21,063                 100%
------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                          35,202                 100%
------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                                --                 N/A
------------------------------------------------------------------------------------------------------------



** The above percentage is based on income dividends paid to shareholders during the Fund's fiscal year.


74        SHORT-TERM INVESTMENTS TRUST

TRUSTEES AND OFFICERS

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------------
Martin L. Flanagan(1) -- 1960   2007          Executive Director, Chief Executive Officer and President,    None
Trustee                                       Invesco Ltd. (ultimate parent of Invesco Aim and a global
                                              investment management firm); Chairman, Invesco Aim
                                              Advisors, Inc. (registered investment advisor); Trustee,
                                              The AIM Family of Funds(R);  Vice Chairman, Investment
                                              Company Institute; and Member of Executive Board, SMU Cox
                                              School of Business

                                              Formerly: Director, Chairman, Chief Executive Officer and
                                              President, IVZ Inc. (holding company),  INVESCO Group
                                              Services, Inc. (service provider) and Invesco North
                                              American Holdings, Inc. (holding company); Director, Chief
                                              Executive Officer and President, Invesco Holding Company
                                              Limited (parent of Invesco Aim and a global investment
                                              management firm); Director, Invesco Ltd. and Chairman,
                                              Investment Company Institute
--------------------------------------------------------------------------------------------------------------------------------

Philip A. Taylor(2) -- 1954     2006          Head of North American Retail and Senior Managing Director,   None
Trustee, President and                        Invesco Ltd.; Director, Chief Executive Officer and
Principal Executive Officer                   President, Invesco Aim Advisors, Inc. and  1371 Preferred
                                              Inc. (holding company); Director, Chairman, Chief Executive
                                              Officer and President, Invesco Aim Management Group, Inc.
                                              (financial services holding company) and Invesco Aim
                                              Capital Management, Inc. (registered investment advisor);
                                              Director and President, INVESCO Funds Group, Inc.
                                              (registered investment advisor and registered transfer
                                              agent) and AIM GP Canada Inc. (general partner for limited partnerships); Director, Invesco Aim Distributors, Inc.
                                              (registered broker dealer); Director and Chairman, Invesco
                                              Aim Investment Services, Inc. (registered transfer agent)
                                              and INVESCO Distributors, Inc. (registered broker dealer);
                                              Director, President and Chairman, INVESCO Inc. (holding
                                              company) and Invesco Canada Holdings Inc. (holding
                                              company); Chief Executive Officer, AIM Trimark Corporate
                                              Class Inc. (corporate mutual fund company) and AIM Trimark
                                              Canada Fund Inc. (corporate mutual fund company); Director and Chief Executive Officer, Invesco Trimark Ltd./Invesco
                                              Trimark Ltee (registered investment advisor and registered transfer agent) and Invesco Trimark Dealer Inc. (registered broker dealer); Trustee, President and Principal Executive
                                              Officer, The AIM Family of Funds(R) (other than AIM
                                              Treasurer's Series Trust and Short-Term Investments Trust);
                                              Trustee and Executive Vice President, The AIM Family of
                                              Funds(R) (AIM Treasurer's Series Trust and Short-Term
                                              Investments Trust only); and Manager, Invesco PowerShares
                                              Capital Management LLC

                                              Formerly:  President, Invesco Trimark Dealer Inc.; Director
                                              and President, AIM Trimark Corporate Class Inc. and AIM
                                              Trimark Canada Fund Inc.; Director and President, Invesco
                                              Trimark Ltd./Invesco Trimark Ltee; Senior Managing
                                              Director, Invesco Holding Company Limited; Trustee and
                                              Executive Vice President, Tax-Free Investments Trust;
                                              Director and Chairman, Fund Management Company (former
                                              registered broker dealer); President and Principal
                                              Executive Officer, The AIM Family of Funds(R) (AIM
                                              Treasurer's Series Trust, Short-Term Investments Trust and
                                              Tax-Free Investments Trust only); President, AIM Trimark
                                              Global Fund Inc. and AIM Trimark Canada Fund Inc.
--------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------

Bruce L. Crockett -- 1944       1993          Chairman, Crockett Technology Associates (technology          ACE Limited
Trustee and Chair                             consulting company)                                           (insurance
                                                                                                            company); Captaris,
                                                                                                            Inc. (unified
                                                                                                            messaging provider);
                                                                                                            and Investment
                                                                                                            Company Institute
--------------------------------------------------------------------------------------------------------------------------------

Bob R. Baker -- 1936            2003          Retired                                                       None
Trustee
--------------------------------------------------------------------------------------------------------------------------------

Frank S. Bayley -- 1939         2001          Retired                                                       None
Trustee                                       Formerly: Director, Badgley Funds, Inc. (registered
                                              investment company) (2 portfolios)
--------------------------------------------------------------------------------------------------------------------------------

James T. Bunch -- 1942          2003          Founder, Green, Manning & Bunch Ltd., (investment banking     Board of Governors,
Trustee                                       firm)                                                         Western Golf
                                                                                                            Association/Evans
                                                                                                            Scholars Foundation
                                                                                                            and Executive
                                                                                                            Committee, United
                                                                                                            States Golf
                                                                                                            Association
--------------------------------------------------------------------------------------------------------------------------------

Albert R. Dowden -- 1941        2000          Director of a number of public and private business           Board of Nature's
Trustee                                       corporations, including the Boss Group Ltd. (private          Sunshine Products,
                                              investment and management); Continental Energy Services,      Inc.
                                              LLC (oil and gas pipeline service); Reich & Tang Funds
                                              (registered investment company), and Homeowners of America
                                              Holding Corporation/Homeowners of America Insurance Company
                                              (property casualty company)

                                              Formerly: Director, CompuDyne Corporation (provider of
                                              product and services to the public security market);
                                              Director, President and Chief Executive Officer, Volvo
                                              Group North America, Inc.; Director, Annuity and Life Re
                                              (Holdings), Ltd. (reinsurance company); Senior Vice
                                              President, AB Volvo; Director of various public and private corporations
--------------------------------------------------------------------------------------------------------------------------------

Jack M. Fields -- 1952          1997          Chief Executive Officer, Twenty First Century Group, Inc.     Administaff
Trustee                                       (government affairs company); and Owner and Chief Executive
                                              Officer, Dos Angelos Ranch, L.P. (cattle, hunting,
                                              corporate entertainment),  Discovery Global Education Fund
                                              (non-profit) and Cross Timbers Quail Research Ranch
                                              (non-profit)

                                              Formerly:  Chief Executive Officer, Texana Timber LP
                                              (sustainable forestry company)
--------------------------------------------------------------------------------------------------------------------------------

Carl Frischling -- 1937         1980          Partner, law firm of Kramer Levin Naftalis and Frankel LLP    Director, Reich &
Trustee                                                                                                     Tang Funds
                                                                                                            (16 portfolios)
--------------------------------------------------------------------------------------------------------------------------------

Prema Mathai-Davis -- 1950      1998          Retired                                                       None
Trustee
--------------------------------------------------------------------------------------------------------------------------------

Lewis F. Pennock -- 1942        1981          Partner, law firm of Pennock & Cooper                         None
Trustee
--------------------------------------------------------------------------------------------------------------------------------

Larry Soll -- 1942              2003          Retired                                                       None
Trustee
--------------------------------------------------------------------------------------------------------------------------------

Raymond Stickel, Jr. -- 1944    2005          Retired                                                       None
Trustee                                       Formerly: Director, Mainstay VP Series Funds, Inc. (25
                                              portfolios)
--------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.

(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS
--------------------------------------------------------------------------------------------------------------------------------
Karen Dunn Kelley -- 1960       1989          Head of Invesco's World Wide Fixed Income and Cash            N/A
Vice President                                Management Group; Vice President, Invesco Institutional
                                              (N.A.), Inc. (registered investment advisor); Director of
                                              Cash Management and Senior Vice President, Invesco Aim
                                              Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Executive Vice President, Invesco Aim Distributors, Inc.;
                                              Senior Vice President, Invesco Aim Management Group, Inc.;
                                              Vice President, Invesco Institutional (N.A.), Inc.
                                              (registered investment advisor); and Director, Invesco
                                              Mortgage Capital Inc.; President and Principal Executive
                                              Officer, The AIM Family of Funds(R) (AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust only); and Vice
                                              President, The AIM Family of Funds(R) (other than AIM
                                              Treasurer's Series Trust and Short-Term Investments Trust)

                                              Formerly: President and Principal Executive Officer,
                                              Tax-Free Investments Trust; Director and President, Fund
                                              Management Company; Chief Cash Management Officer and
                                              Managing Director, Invesco Aim Capital Management, Inc.;
                                              and Vice President, Invesco Aim Advisors, Inc. and The AIM
                                              Family of Funds(R) (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only)
--------------------------------------------------------------------------------------------------------------------------------

Russell C. Burk -- 1958         2005          Senior Vice President and Senior Officer of The AIM Family    N/A
Senior Vice President and                     of Funds(R)
Senior Officer
                                              Formerly: Director of Compliance and Assistant General
                                              Counsel, ICON Advisers, Inc.; Financial Consultant, Merrill
                                              Lynch; General Counsel and Director of Compliance, ALPS
                                              Mutual Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------

John M. Zerr -- 1962            2006          Director, Senior Vice President, Secretary and General        N/A
Senior Vice President, Chief                  Counsel, Invesco Aim Management Group, Inc., Invesco Aim
Legal Officer and Secretary                   Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Director, Senior Vice President and Secretary, Invesco Aim
                                              Distributors, Inc.; Director, Vice President and Secretary,
                                              Invesco Aim Investment Services, Inc. and INVESCO
                                              Distributors, Inc.; Director and Vice President, INVESCO
                                              Funds Group, Inc.; Senior Vice President, Chief Legal
                                              Officer and Secretary, The AIM Family of Funds(R); and
                                              Manager, Invesco PowerShares Capital Management LLC

                                              Formerly: Director, Vice President and Secretary, Fund
                                              Management Company; Vice President, Invesco Aim Capital
                                              Management, Inc.; Chief Operating Officer and General
                                              Counsel, Liberty Ridge Capital, Inc. (an investment
                                              adviser); Vice President and Secretary, PBHG Funds (an
                                              investment company); Vice President and Secretary, PBHG
                                              Insurance Series Fund (an investment company); Chief
                                              Operating Officer, General Counsel and Secretary, Old
                                              Mutual Investment Partners (a broker-dealer); General
                                              Counsel and Secretary, Old Mutual Fund Services (an
                                              administrator); General Counsel and Secretary, Old Mutual
                                              Shareholder Services (a shareholder servicing center);
                                              Executive Vice President, General Counsel and Secretary,
                                              Old Mutual Capital, Inc. (an investment adviser); and Vice
                                              President and Secretary, Old Mutual Advisors Funds (an
                                              investment company)
--------------------------------------------------------------------------------------------------------------------------------

Lisa O. Brinkley -- 1959        2004          Global Compliance Director, Invesco Ltd.; and Vice            N/A
Vice President                                President, The AIM Family of Funds(R)

                                              Formerly: Senior Vice President, Invesco Aim Management
                                              Group, Inc.; Senior Vice President and Chief Compliance
                                              Officer, Invesco Aim Advisors, Inc. and The AIM Family of
                                              Funds(R); Vice President and Chief Compliance Officer,
                                              Invesco Aim Capital Management, Inc. and Invesco Aim
                                              Distributors, Inc.; Vice President, Invesco Aim Investment
                                              Services, Inc. and Fund Management Company
--------------------------------------------------------------------------------------------------------------------------------

Kevin M. Carome -- 1956         2003          General Counsel, Secretary and Senior Managing Director,      N/A
Vice President                                Invesco Ltd.; Director, Invesco Holding Company Limited and
                                              INVESCO Funds Group, Inc.; Director and Executive Vice
                                              President, IVZ, Inc., Invesco Group Services, Inc.,
                                              .Invesco North American Holdings, Inc. and Invesco
                                              Investments (Bermuda) Ltd.; and Vice President, The AIM
                                              Family of Funds(R)

                                              Formerly: Senior Managing Director and Secretary, Invesco
                                              North American Holdings, Inc.; Vice President and
                                              Secretary, IVZ, Inc. and Invesco Group Services, Inc.;
                                              Senior Managing Director and Secretary, Invesco Holding
                                              Company Limited; Director, Senior Vice President, Secretary
                                              and General Counsel, Invesco Aim Management Group, Inc. and
                                              Invesco Aim Advisors, Inc.; Senior Vice President, Invesco
                                              Aim Distributors, Inc.; Director, General Counsel and Vice
                                              President, Fund Management Company; Vice President, Invesco
                                              Aim Capital Management, Inc. and Invesco Aim Investment
                                              Services, Inc.; Senior Vice President, Chief Legal Officer
                                              and Secretary, The AIM Family of Funds(R); Director and Vice
                                              President, INVESCO Distributors, Inc.; and Chief Executive
                                              Officer and President, INVESCO Funds Group, Inc.
--------------------------------------------------------------------------------------------------------------------------------

Sheri Morris -- 1964            1999          Vice President, Treasurer and Principal Financial Officer,    N/A
Vice President, Treasurer and                 The AIM Family of Funds(R); and Vice President, Invesco Aim
Principal Financial Officer                   Advisors, Inc., Invesco Aim Capital Management, Inc. and
                                              Invesco Aim Private Asset Management Inc.

                                              Formerly: Assistant Vice President and Assistant Treasurer,
                                              The AIM Family of Funds(R) and Assistant Vice President,
                                              Invesco Aim Advisors, Inc., Invesco Aim Capital Management,
                                              Inc. and Invesco Aim Private Asset Management, Inc.
--------------------------------------------------------------------------------------------------------------------------------

Lance A. Rejsek -- 1967         2005          Anti-Money Laundering Compliance Officer, Invesco Aim         N/A
Anti-Money Laundering                         Advisors, Inc., Invesco Aim Capital Management, Inc.,
Compliance Officer                            Invesco Aim Distributors, Inc., Invesco Aim Investment
                                              Services, Inc., Invesco Aim Private Asset Management, Inc.
                                              and The AIM Family of Funds(R)

                                              Formerly: Anti-Money Laundering Compliance Officer, Fund
                                              Management Company; and Manager of the Fraud Prevention
                                              Department, Invesco Aim Investment Services, Inc.
--------------------------------------------------------------------------------------------------------------------------------

Todd L. Spillane -- 1958        2006          Senior Vice President, Invesco Aim Management Group, Inc.;    N/A
Chief Compliance Officer                      Senior Vice President and Chief Compliance Officer, Invesco
                                              Aim Advisors, Inc. and Invesco Aim Capital Management,
                                              Inc.; Chief Compliance Officer, The AIM Family of Funds(R),
                                              Invesco Global Asset Management (N.A.), Inc. (registered
                                              investment advisor), Invesco Institutional (N.A.), Inc.,
                                              (registered investment advisor), INVESCO Private Capital
                                              Investments, Inc. (holding company), Invesco Private
                                              Capital, Inc. (registered investment advisor) and Invesco
                                              Senior Secured Management, Inc. (registered investment
                                              advisor); and Vice President, Invesco Aim Distributors,
                                              Inc. and Invesco Aim Investment Services, Inc.

                                              Formerly: Vice President, Invesco Aim Capital Management,
                                              Inc. and Fund Management Company; and Global Head of
                                              Product Development, AIG-Global Investment Group, Inc.
--------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund's prospectus for information on the Fund's sub-advisors.

OFFICE OF THE FUND        INVESTMENT ADVISOR                     DISTRIBUTOR                            AUDITORS
11 Greenway Plaza         Invesco Aim Advisors, Inc.             Invesco Aim Distributors, Inc.         PricewaterhouseCoopers LLP
Suite 100                 11 Greenway Plaza                      11 Greenway Plaza                      1201 Louisiana Street
Houston, TX 77046-1173    Suite 100                              Suite 100                              Suite 2900
                          Houston, TX 77046-1173                 Houston, TX 77046-1173                 Houston, TX 77002-5678

COUNSEL TO THE FUND       COUNSEL TO THE                         TRANSFER AGENT                         CUSTODIAN
Stradley Ronon Stevens &  INDEPENDENT TRUSTEES                   Invesco Aim Investment Services, Inc.  Bank of New York Mellon
Young, LLP                Kramer, Levin, Naftalis & Frankel LLP  P.O. Box 4739                          2 Hanson Place
2600 One Commerce Square  1177 Avenue of the Americas            Houston, TX 77210-4739                 Brooklyn, NY 11217-1431
Philadelphia, PA 19103    New York, NY 10036-2714

------------------------------------------------------------------------------------------------------------------------------------
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise.
If you do not want the mailing of these documents to be combined with those for other members of your household, please contact
Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

------------------------------------------------------------------------------------------------------------------------------------
FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Fund's shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. To locate each Fund's portfolio holdings information, access the Fund's overview page. Links to each Fund's complete quarterly holdings will be available on this
Web page. Shareholders can also look up the Fund's Form N-Q filings on the SEC website, sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public
Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on "Proxy Policy." The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com, access the "About Us" tab, click on "Required Notices" and then click on "Proxy
Voting Activity." Next, select the Fund from the drop-down menu. This information is also available on the SEC website, sec.gov.

If used after January 20, 2010, this report must be accompanied by a Fund fact sheet for the most recent month-end. Invesco Aim -
SERVICE MARK - is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management,
Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim
Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of
Invesco Ltd.

   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc.,
Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset         [INVESCO AIM LOGO]
Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser       - SERVICE MARK -
firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                                                       invescoaim.com   CM-STIT-AR-7   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]               RESOURCE CLASS
                       SHORT-TERM INVESTMENTS TRUST (STIT)
                             Liquid Assets Portfolio
                              STIC Prime Portfolio
                               Treasury Portfolio
                          Government & Agency Portfolio
                        Government TaxAdvantage Portfolio
                         Tax-Free Cash Reserve Portfolio

                 Annual Report to Shareholders o August 31, 2009

                                   (GRAPHIC)

2      Letters to Shareholders
4      Fund Data
4      Fund Composition by Maturity
5      Fund Objectives and Strategies
6      Schedules of Investments
46     Financial Statements
52     Notes to Financial Statements
65     Financial Highlights
66     Auditor's Report
67     Fund Expenses
68     Approval of Investment Advisory and Sub-Advisory Agreements
74     Tax Information
T-1    Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2009, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

                                     Dear Fellow Shareholders:

                                     I am pleased to provide you with this annual report on the performance of the Resource Class of
                                     Short-Term Investments Trust, part of Invesco Aim Global Cash Management, for the fiscal year ended August 31, 2009. Thank you for investing with us.
              [KELLEY
               PHOTO]                   Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to provide competitive returns and maintain a relatively short maturity structure.

                                     MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS
         Karen Dunn Kelley
                                     The year covered by this report was difficult -- for investors and investment professionals alike.

                                        The 12 months ended August 31, 2009, included a sharp market sell-off in the final few months of 2008. The decline had a number of causes, the most immediate being unprecedented turmoil in credit markets. Economic uncertainty prompted banks to hoard cash and reduce lending, and caused investors to shun short-term corporate debt. As a result, businesses found it difficult to fund their day-to-day operations, and the U.S. economy -- as well as economies around the globe -- virtually froze briefly.

   The U.S. economy contracted significantly throughout the year. Gross domestic product (GDP), the broadest measure of overall economic activity, contracted at annualized rates of 2.7%, 5.4% and 6.4% in the third and fourth quarters of 2008 and the first quarter of 2009, respectively.(1) Initial estimates suggested U.S. GDP shrank at an annualized rate of 1.0% in the second quarter of
2009.(1)

   This economic contraction caused a sharp increase in unemployment. The national unemployment rate rose from 6.2% in August 2008 to 9.4% in July 2009.(2)

   The housing market remained weak. Sales of new and existing homes continued their multi-year decline; housing starts fell; and
home values nationally declined. Lower home values caused some homeowners to feel less wealthy.

   These trends -- together with tighter credit -- prompted consumers to reduce their spending, particularly on large, discretionary items. Consumer spending, which accounts for more than two-thirds of the U.S. economy(3), was sluggish during the year.

   In his semiannual monetary policy report to Congress in late July, U.S. Federal Reserve Board (the Fed) Chairman Ben Bernanke
summarized the stresses and strains the U.S. and global economies suffered in late 2008 and early 2009. Importantly, he suggested that the aggressive, coordinated actions taken by governments and central banks around the world finally may be yielding results. He testified that:

   o  The pace of overall economic decline appears to have slowed significantly.

   o  Credit availability, for consumers and businesses, has improved noticeably.

   o  Investors' extreme risk aversion has eased somewhat.

   o  The decline in housing activity appears to have moderated.

   While these and other trends offer encouragement, uncertainties remain. Chairman Bernanke testified that he anticipates a gradual recovery in 2010 with some acceleration in economic growth in 2011, together with subdued inflation over the next two years.

   At the start of the fiscal year, three-month Treasury bills yielded 1.71% and 30-year Treasury bonds yielded 4.41%.(4) By August
31, 2009, yields on both had declined, with three-month Treasuries yielding just 0.15% and 30-year Treasuries yielding 4.18%.(4) The sharp decline in short-term yields was due chiefly to the Fed's unprecedented monetary easing and investor preference for relatively safe, liquid and short-term investments during a period of economic uncertainty. Because money market funds invest in such securities, the yield you earned on your investment in the Fund declined during the fiscal year.

STRENGTH AND EXPERIENCE

Invesco Aim Global Cash Management's 30-year tradition of providing high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive client service is why we are, today, a leader in the cash management industry, with $96.4 billion in assets under management as of August 31, 2009. While we rely on a specialized team of investment professionals who are experienced in managing and distributing short-term investment products worldwide, we also benefit from being part of Invesco -- one of the world's largest(5) and most diversified global investment management firms.

   Such strength and experience is particularly valuable during periods of uncertainty and market tumult, such as we experienced this year. Regardless of market conditions, our experienced investment team is dedicated to helping our clients achieve their short-term cash management needs.

   We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.

   Thank you for investing with us. All of us at Invesco Aim Global Cash Management look forward to serving you.

Sincerely,


/S/ KAREN DUNN KELLEY

Karen Dunn Kelley
CEO, Invesco Worldwide Fixed Income

(1) Bureau of Economic Analysis;

(2) Bureau of Labor Statistics;

(3) Reuters;

(4) Barclays Capital;

(5) Pensions & Investments

The views and opinions expressed in this letter are those of Invesco Aim Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Aim Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


2    SHORT-TERM INVESTMENTS TRUST

                                     Dear Fellow Shareholders:

                                     Even as the economy shows some positive momentum toward recovery, please be assured that your
                                     Board of Trustees continues to oversee the management of the AIM Funds with careful attention
            [CROCKETT                to expenses and performance.
              PHOTO]
                                        At its June meeting, your Board reviewed and renewed for another year the investment advisory contracts between the AIM Funds and Invesco Aim Advisors, Inc. Again this year, the decision resulted from a year-long process during which your Board, working in sub-committees, reviewed the performance, fees and expenses of each AIM Fund in absolute terms and relative to
          Bruce Crockett             industry averages and other products advised by Invesco Aim Advisors and its affiliated sub-advisers. The independent Trustees met and voted separately, receiving independent advice from independent legal counsel and assistance from the independent Senior Officer, who reports directly to the independent Trustees. Exercising our fiduciary responsibility on your behalf, we have again taken care to ensure that these agreements put shareholder interests first. You can find details on the results of both the 2008 and 2009 investment advisory and sub-advisory agreement renewal process at
invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   The investment strategies of the AIM money market funds have again been tested and proven through the recent economic crisis.
Committed to delivering safety, liquidity and yield according to their respective investment objectives, the AIM money market funds consistently follow a conservative approach. Statements that were true six months ago, in my last semi-annual letter, remain true as of this writing:

   o  All portfolios have maintained $1.00 NAV at all times in all of our money market funds;

   o  All redemption requests were made without interruption in all of our money market funds;

   o  Invesco Aim did not have to purchase any securities out of any money market fund;

   o  Invesco Aim did not have to provide any form of capital support to any money market fund; and

   o  No securities experienced downgrades below Tier 1 quality in any money market fund.

   Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your assets and your trust. I would be happy to hear your comments, questions, or concerns. My address for email is bruce@brucecrockett.com.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees


3    SHORT-TERM INVESTMENTS TRUST

------------------------------------------------------------------------------------------------------------------------------------
FUND DATA

------------------------------------------------------------------------------------------------------------------------------------
RESOURCE CLASS DATA AS OF 8/31/09
------------------------------------------------------------------------------------------------------------------------------------

FUND                                         YIELDS                   WEIGHTED AVERAGE MATURITY   TOTAL NET ASSETS
                                        7-DAY SEC YIELDS
                                          HAD FEES NOT
                                       BEEN WAIVED AND/OR             RANGE DURING    AT FISCAL
                             7-DAY        EXPENSES NOT      MONTHLY      FISCAL          YEAR
                          SEC YIELDS     BEEN REIMBURSED     YIELDS       YEAR           END
Liquid Assets                0.10%         0.07%             0.13%    23 - 57 days     50 days     $800.3 million
STIC Prime                   0.05         -0.03              0.05      9 - 28 days     20 days      223.5 million
Treasury                     0.05         -0.03              0.05     27 - 58 days     43 days      365.4 million
Government & Agency          0.05          0.01              0.06     15 - 52 days     35 days      486.5 million
Government TaxAdvantage      0.05         -0.09              0.05     15 - 56 days     30 days       17.7 million
Tax-Free Cash Reserve        0.05          0.01              0.05     25 - 39 days     31 days      129.0 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Had the advisor and distributor not waived certain fees and/or reimbursed expenses, performance would have been lower. Monthly yields represent annualized results for the month, net of fees and expenses, and exclude any realized capital gains or losses.

------------------------------------------------------------------------------------------------------------------------------------
FUND COMPOSITION BY MATURITY

------------------------------------------------------------------------------------------------------   ---------------------------
IN DAYS, AS OF 8/31/09                                                                                   IN DAYS, AS OF 8/31/09
------------------------------------------------------------------------------------------------------   ---------------------------

                     LIQUID                           GOVERNMENT       GOVERNMENT          TAX-FREE      STIC PRIME PORTFOLIO(3, 4)
                     ASSETS           TREASURY        & AGENCY         TAXADVANTAGE      CASH RESERVE      1-7            29.8%
               PORTFOLIO(1, 3, 4)   PORTFOLIO(3)   PORTFOLIO(2, 3)   PORTFOLIO(2, 3)   PORTFOLIO(3, 5)    8-14            23.1
                                                                                                         15-21            14.2
1-7                   22.5%             52.1%           60.3%             49.5%             78.3%        22-28             8.3
8-30                  27.0               5.3             9.1              28.6               2.8         29-35             0.0
31-90                 33.8              21.9            16.8              13.3               7.1         36-42             7.4
91-180                13.6              18.6             9.6               3.9               7.7         43-60            17.2
181+                   3.1               2.1             4.2               4.7               4.1

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940.

(1) The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

(2) Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

(3) The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the U.S. government. The U.S. government may choose not to provide financial support to U.S.
    government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. government.

(4) The Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, and the
    Fund's performance will depend to a great extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the U.S. and abroad.

(5) The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the Fund invests are located.


4    SHORT-TERM INVESTMENTS TRUST

------------------------------------------------------------------------------------------------------------------------------------
FUND OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO                                            GOVERNMENT TAXADVANTAGE PORTFOLIO

Liquid Assets Portfolio seeks to provide as high a level of        Government TaxAdvantage Portfolio seeks to maximize current
current income as is consistent with the preservation of capital   income consistent with the preservation of capital and the
and liquidity.                                                     maintenance of liquidity.

   The Fund invests primarily in short-term money market              The Fund may invest in direct obligations of the U.S.
instruments that blend top-tier, high-quality U.S.                 Treasury and in U.S. government agency securities. This is
dollar-denominated obligations, which include commercial paper,    intended to provide shareholders with dividends exempt from
certificates of deposit, master and promissory notes, municipal    state and local income taxes in some jurisdictions. Investors
securities and repurchase agreements.                              residing in states with state income tax may find it more
                                                                   profitable to invest in this Fund than in a fund not designed to
STIC PRIME PORTFOLIO                                               comply with state tax considerations. This does not constitute tax advice. Please consult your tax advisor for your particular
STIC Prime Portfolio seeks to maximize current income consistent   situation.
with the preservation of capital and the maintenance of
liquidity.                                                         TAX-FREE CASH RESERVE PORTFOLIO

   The Fund invests in high-quality U.S. dollar-denominated        Tax-Free Cash Reserve Portfolio seeks to provide as high a level
commercial paper and other commercial instruments with             of tax-exempt income as is consistent with the preservation of
maturities of 60 days or less, including certificates of           capital and maintenance of liquidity.
deposit, repurchase agreements and master notes.
                                                                      The Fund invests in high-quality, short-term municipal
TREASURY PORTFOLIO                                                 obligations, seeking to provide income exempt from federal taxation. The Fund's structure is driven to some extent by the
Treasury Portfolio seeks to maximize current income consistent     supply and availability of municipal securities. Liquidity is
with the preservation of capital and the maintenance of            managed with daily and weekly variable rate demand notes.
liquidity.

   The Fund invests in direct obligations of the U.S. Treasury and repurchase agreements backed by Treasury obligations.
Securities purchased by the Fund have maturities of 397 days or less.

GOVERNMENT & AGENCY PORTFOLIO

Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

   The Fund invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to payment of principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY
AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE
VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

INVESCO AIM GLOBAL CASH MANAGEMENT IS A BRAND NAME ENCOMPASSING PRODUCTS AND SERVICES PROVIDED BY ONE OR MORE SUBSIDIARIES OF
INVESCO LTD.


5    SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

LIQUID ASSETS PORTFOLIO



                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-51.44%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-4.80%

  Amstel Funding Corp.(b)(c)                           1.85%     10/16/09    $      100,000    $    99,768,750
--------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                           1.92%     09/25/09            70,000         69,910,400
--------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                           2.00%     10/09/09           250,000        249,472,222
--------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                           2.35%     09/04/09           165,000        164,967,688
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.28%     11/06/09           175,000        174,910,167
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.30%     12/01/09           200,000        199,848,333
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.40%     09/16/09           100,000         99,983,333
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.40%     02/09/10           124,000        123,778,178
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.40%     02/16/10           120,000        119,776,000
--------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                     0.41%     02/02/10           200,000        199,649,222
==============================================================================================================
                                                                                                 1,502,064,293
==============================================================================================================


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-6.49%

  Amsterdam Funding Corp.(b)                           0.23%     09/22/09            50,000         49,993,292
--------------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                           0.31%     09/08/09            65,500         65,496,052
--------------------------------------------------------------------------------------------------------------
  Barton Capital LLC(b)                                0.26%     10/07/09            85,718         85,695,713
--------------------------------------------------------------------------------------------------------------
  Barton Capital LLC(b)                                0.29%     09/01/09           131,000        131,000,000
--------------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                           0.23%     09/15/09           113,000        112,989,893
--------------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                           0.24%     09/09/09           100,000         99,994,667
--------------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                           0.25%     09/02/09           125,000        124,999,132
--------------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                           0.30%     10/26/09            65,087         65,057,168
--------------------------------------------------------------------------------------------------------------
  Bryant Park Funding LLC(b)                           0.37%     09/01/09            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                             0.50%     02/08/10            50,000         49,888,889
--------------------------------------------------------------------------------------------------------------
  Ranger Funding Co. LLC(b)                            0.24%     09/24/09           138,756        138,734,724
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.23%     10/13/09            50,000         49,986,583
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.24%     09/10/09            73,000         72,995,620
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.24%     09/25/09            60,000         59,990,400
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.25%     09/16/09           100,000         99,989,583
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.25%     10/22/09            60,000         59,978,750
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.27%     10/08/09           100,000         99,972,250
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.27%     10/09/09            88,000         87,974,920
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.28%     09/14/09            50,000         49,994,944
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.28%     10/01/09            40,000         39,990,667
--------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.28%     10/06/09            50,000         49,986,389
--------------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                        0.23%     09/04/09           197,769        197,765,209
--------------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                        0.25%     09/04/09            79,962         79,960,334
--------------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                        0.25%     09/08/09            45,012         45,009,812
--------------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(b)(c)                                        0.27%     10/09/09            64,191         64,172,706
==============================================================================================================
                                                                                                 2,031,617,697
==============================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY BACKED-3.16%

  Straight-A Funding LLC
     -Series 1, (CEP-Federal Financing Bank)(b)        0.23%     10/23/09    $       73,000    $    72,975,748
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.24%     10/13/09            65,000         64,981,800
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.25%     11/25/09            75,259         75,214,576
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.28%     11/09/09            85,909         85,862,896
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.32%     10/22/09           100,000         99,954,667
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.33%     10/13/09            95,000         94,963,425
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.33%     10/13/09           150,132        150,074,199
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.33%     10/19/09            36,040         36,024,142
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.36%     10/01/09           111,017        110,983,695
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.37%     09/01/09            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.37%     09/03/09            50,000         49,998,972
--------------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.37%     09/09/09           100,000         99,991,778
==============================================================================================================
                                                                                                   991,025,898
==============================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-5.90%

  Concord Minutemen Capital Co., LLC-Series A,
     (Multi CEP's-Liberty Hampshire Co., LLC;
     agent)(b)                                         0.50%     10/23/09            71,000         70,948,722
--------------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.47%     10/19/09            28,000         27,982,453
--------------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.50%     10/23/09           100,000         99,927,778
--------------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.60%     09/04/09           100,000         99,995,000
--------------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.60%     09/11/09           160,000        159,973,333
--------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC (CEP-Lloyds TSB Bank
     PLC)(b)(c)                                        0.42%     10/09/09           130,000        129,942,367
--------------------------------------------------------------------------------------------------------------
  Kitty Hawk Funding Corp. (CEP-Bank of America,
     N.A.)(b)                                          0.21%     09/17/09           122,101        122,089,604
--------------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                       0.50%     10/06/09            50,000         49,975,695
--------------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                       0.50%     10/09/09           100,000         99,947,222
--------------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                       0.60%     09/04/09            90,000         89,995,500
--------------------------------------------------------------------------------------------------------------
     (Multi CEP's-Liberty Hampshire Co., LLC;
       agent)(b)                                       0.60%     09/10/09            75,000         74,988,750
--------------------------------------------------------------------------------------------------------------
  Liberty Street Funding LLC
     (CEP-Bank of Nova Scotia)(b)(c)                   0.30%     09/30/09           100,000         99,975,833
--------------------------------------------------------------------------------------------------------------
     (CEP-Bank of Nova Scotia)(b)(c)                   0.35%     09/24/09           100,000         99,977,639
--------------------------------------------------------------------------------------------------------------
     (CEP-Bank of Nova Scotia)(b)(c)                   0.36%     09/10/09            50,000         49,995,500
--------------------------------------------------------------------------------------------------------------
  LMA-Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                       0.23%     09/15/09           184,700        184,683,480
--------------------------------------------------------------------------------------------------------------
  Matchpoint Master Trust-Series A, (CEP-BNP
     Paribas)(b)(c)                                    0.27%     11/16/09           100,000         99,943,000
--------------------------------------------------------------------------------------------------------------
  Ticonderoga Funding LLC (CEP-Bank of America,
     N.A.)(b)                                          0.23%     09/24/09            79,500         79,488,318
--------------------------------------------------------------------------------------------------------------
  Variable Funding Capital Co., LLC
     (CEP-Wells Fargo Bank, N.A.)(b)                   0.26%     09/10/09            50,000         49,996,750
--------------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(b)                   0.28%     10/26/09           150,000        149,935,833
--------------------------------------------------------------------------------------------------------------
     (CEP-Wells Fargo Bank, N.A.)(b)                   0.30%     10/26/09             7,330          7,326,640
==============================================================================================================
                                                                                                 1,847,089,417
==============================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-7.59%

  Atlantic Asset Securitization LLC(b)                 0.22%     09/23/09           142,078        142,058,898
--------------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                 0.22%     09/25/09           100,000         99,985,333
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  Atlantic Asset Securitization LLC(b)                 0.23%     09/15/09    $      125,616    $   125,604,764
--------------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                 0.30%     11/04/09            63,825         63,790,960
--------------------------------------------------------------------------------------------------------------
  CAFCO, LLC(b)                                        0.21%     09/25/09           100,000         99,986,000
--------------------------------------------------------------------------------------------------------------
  Chariot Funding, LLC/Ltd.(b)                         0.23%     09/15/09           125,000        124,988,819
--------------------------------------------------------------------------------------------------------------
  Chariot Funding, LLC/Ltd.(b)                         0.29%     09/01/09            77,124         77,124,000
--------------------------------------------------------------------------------------------------------------
  Ciesco, LLC(b)                                       0.22%     09/24/09           200,000        199,971,889
--------------------------------------------------------------------------------------------------------------
  Enterprise Funding Co. LLC(b)                        0.30%     09/02/09           130,000        129,998,917
--------------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(b)                 0.25%     09/21/09           175,000        174,975,694
--------------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                  0.25%     09/09/09            75,021         75,016,832
--------------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.22%     09/21/09            75,000         74,990,833
--------------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.23%     10/22/09            75,000         74,975,563
--------------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.25%     10/09/09           100,000         99,973,611
--------------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.33%     10/05/09            65,000         64,979,742
--------------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                       0.23%     09/23/09            45,277         45,270,636
--------------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                       0.24%     09/21/09            75,000         74,990,000
--------------------------------------------------------------------------------------------------------------
  Regency Markets No. 1, LLC(b)(c)                     0.24%     09/17/09           109,540        109,528,316
--------------------------------------------------------------------------------------------------------------
  Regency Markets No. 1, LLC(b)(c)                     0.25%     09/15/09            75,018         75,010,707
--------------------------------------------------------------------------------------------------------------
  Regency Markets No. 1, LLC(b)(c)                     0.30%     11/16/09           106,967        106,899,254
--------------------------------------------------------------------------------------------------------------
  Tulip Funding Corp.(b)(c)                            0.24%     09/18/09           109,354        109,341,607
--------------------------------------------------------------------------------------------------------------
  Tulip Funding Corp.(b)(c)                            0.27%     12/01/09            59,817         59,776,175
--------------------------------------------------------------------------------------------------------------
  Yorktown Capital LLC(b)                              0.30%     11/17/09           168,359        168,250,970
==============================================================================================================
                                                                                                 2,377,489,520
==============================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-2.58%

  Aspen Funding Corp.(b)                               0.38%     09/01/09            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.35%     10/09/09           150,000        149,944,583
--------------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.35%     10/19/09           200,000        199,906,667
--------------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.35%     10/26/09            98,000         97,947,597
--------------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.57%     10/13/09           150,000        149,900,250
--------------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                             0.22%     09/01/09            60,000         60,000,000
--------------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd./Corp.(b)(c)                       0.40%     01/06/10           100,000         99,858,889
==============================================================================================================
                                                                                                   807,557,986
==============================================================================================================


DIVERSIFIED BANKS-10.63%

  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)          0.43%     12/15/09            94,500         94,381,481
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)          0.63%     12/16/09            75,000         74,860,875
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)          1.02%     11/09/09           135,000        134,736,075
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)          1.21%     10/14/09            50,000         49,927,736
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)          1.21%     10/15/09           125,000        124,815,139
--------------------------------------------------------------------------------------------------------------
  Bank of America Corp.                                0.21%     09/09/09           150,000        149,993,000
--------------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia(c)                               0.25%     09/16/09           200,000        199,979,167
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Finance Inc.(c)                          0.30%     10/13/09            49,499         49,481,675
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Finance Inc.(c)                          0.44%     01/21/10           150,000        149,739,667
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Finance Inc.(c)                          1.13%     10/15/09           175,000        174,758,305
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

  BNZ International Funding Ltd.(b)(c)                 0.30%     10/14/09    $       50,000    $    49,982,083
--------------------------------------------------------------------------------------------------------------
  BNZ International Funding Ltd.(b)(c)                 0.30%     11/06/09           150,000        149,917,500
--------------------------------------------------------------------------------------------------------------
  Calyon North America Inc.(c)                         1.51%     09/11/09           100,000         99,958,056
--------------------------------------------------------------------------------------------------------------
  Rabobank USA Financial Corp.(c)                      0.89%     09/21/09           145,000        144,928,306
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(c)                        0.32%     09/28/09            75,000         74,982,000
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(c)                        0.33%     09/29/09           200,000        199,948,667
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(c)                        0.33%     10/05/09           225,000        224,929,875
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(c)                        0.35%     09/21/09           344,000        343,933,111
--------------------------------------------------------------------------------------------------------------
  Santander Central Hispano Finance (Delaware)
     Inc.(c)                                           0.23%     11/18/09            75,000         74,962,625
--------------------------------------------------------------------------------------------------------------
  Santander Central Hispano Finance (Delaware)
     Inc.(c)                                           0.51%     11/18/09            50,000         49,944,750
--------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(c)              0.32%     10/22/09           291,200        291,067,989
--------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(c)              0.33%     09/16/09           150,000        149,979,375
--------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(c)              0.35%     01/25/10           270,000        269,622,225
==============================================================================================================
                                                                                                 3,326,829,682
==============================================================================================================


DIVERSIFIED CAPITAL MARKETS-0.80%

  Deutsche Bank Financial LLC(c)                       0.29%     10/19/09           250,000        249,903,333
==============================================================================================================


LIFE & HEALTH INSURANCE-1.76%

  Metlife Short Term Funding LLC(b)                    0.33%     09/23/09           200,000        199,959,667
--------------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding LLC(b)                    0.35%     09/09/09           110,000        109,991,444
--------------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding LLC(b)                    0.35%     09/10/09           240,000        239,979,000
==============================================================================================================
                                                                                                   549,930,111
==============================================================================================================


MUNICIPAL COMMERCIAL PAPER-0.07%

  Texas Upper Trinity Regional Water District;
     Series 2009 A, Regional Treated Water Supply
     System Commercial Paper RN (LOC-Bank of
     America, N.A.)(d)                                 0.40%     09/15/09            22,350         22,350,000
==============================================================================================================


PACKAGED FOODS & MEATS-0.32%

  Nestle Capital Corp.(b)(c)                           0.70%     10/06/09           100,000         99,931,944
==============================================================================================================


REGIONAL BANKS-7.34%

  Abbey National North America LLC(c)                  0.31%     11/13/09           250,000        249,842,847
--------------------------------------------------------------------------------------------------------------
  Abbey National North America LLC(c)                  0.31%     11/18/09           120,000        119,919,400
--------------------------------------------------------------------------------------------------------------
  Banque et Caisse d'Epargne de l'Etat(c)              0.29%     12/09/09           150,000        149,880,375
--------------------------------------------------------------------------------------------------------------
  Banque et Caisse d'Epargne de l'Etat(c)              0.29%     12/14/09           100,000         99,916,222
--------------------------------------------------------------------------------------------------------------
  Banque et Caisse d'Epargne de l'Etat(c)              0.30%     10/19/09           200,000        199,920,000
--------------------------------------------------------------------------------------------------------------
  CBA (Delaware) Finance, Inc.(c)                      0.43%     09/15/09           100,000         99,983,278
--------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)                                   0.17%     09/09/09           155,000        154,994,144
--------------------------------------------------------------------------------------------------------------
  Fortis Funding LLC(b)(c)                             0.25%     09/22/09           100,000         99,985,417
--------------------------------------------------------------------------------------------------------------
  Fortis Funding LLC(b)(c)                             0.25%     09/25/09           100,000         99,983,333
--------------------------------------------------------------------------------------------------------------
  Fortis Funding LLC(b)(c)                             0.50%     02/25/10           200,000        199,508,333
--------------------------------------------------------------------------------------------------------------
  Nordea North America Inc.(c)                         0.20%     09/29/09           200,000        199,969,667
--------------------------------------------------------------------------------------------------------------
  Nordea North America Inc.(c)                         0.21%     09/29/09           100,000         99,984,056
--------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp.(b)(c)(e)                       0.23%     02/17/10           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp.(b)(c)                          0.34%     01/21/10           100,000         99,865,889
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

  Westpac Banking Corp.(b)(c)                          0.40%     02/17/10    $      225,000    $   224,577,500
==============================================================================================================
                                                                                                 2,298,330,461
==============================================================================================================
     Total Commercial Paper (Cost $16,104,120,342)                                              16,104,120,342
==============================================================================================================



CERTIFICATES OF DEPOSIT-28.54%

  ABN-AMRO Bank N.V.                                   0.33%     09/30/09           100,000        100,002,414
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                0.60%     12/11/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.01%     10/22/09           175,000        175,001,233
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.16%     09/09/09           100,000        100,000,222
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.18%     09/04/09           100,000        100,000,083
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.25%     10/15/09            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.26%     09/14/09           150,000        150,000,538
--------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                1.48%     10/08/09           200,000        200,002,040
--------------------------------------------------------------------------------------------------------------
  BNP Paribas (United Kingdom)(c)                      0.31%     11/10/09           300,000        300,002,913
--------------------------------------------------------------------------------------------------------------
  BNP Paribas (United Kingdom)(c)                      0.31%     11/12/09           100,000        100,000,995
--------------------------------------------------------------------------------------------------------------
  BNP Paribas                                          1.12%     10/14/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  BNP Paribas                                          1.41%     09/14/09           100,000        100,000,359
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.53%     03/01/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon (United Kingdom)(c)                           0.55%     12/22/09            25,000         25,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.58%     01/15/10           120,000        120,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.61%     02/05/10            50,000         50,002,171
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.65%     02/01/10            75,000         75,015,815
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.96%     08/09/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon                                               0.96%     08/16/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon                                               1.12%     10/22/09           265,000        265,000,000
--------------------------------------------------------------------------------------------------------------
  Calyon                                               1.40%     09/09/09            75,000         75,000,166
--------------------------------------------------------------------------------------------------------------
  Commonwealth Bank of Australia (United
     Kingdom)(c)                                       0.28%     12/28/09           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Commonwealth Bank of Australia (United
     Kingdom)(c)                                       0.30%     12/21/09           300,000        300,004,621
--------------------------------------------------------------------------------------------------------------
  Commonwealth Bank of Australia (United
     Kingdom)(c)                                       0.31%     12/01/09           200,000        200,005,051
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank AG                                     0.30%     10/26/09           150,000        150,000,000
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank AG                                     0.31%     11/17/09           200,000        200,004,273
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank AG                                     0.31%     11/23/09           250,000        250,005,757
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank AG(e)                                  1.00%     01/25/10           192,000        192,465,984
--------------------------------------------------------------------------------------------------------------
  Fortis Bank N.V./S.A.                                0.34%     12/31/09            85,000         85,002,854
--------------------------------------------------------------------------------------------------------------
  HSBC Bank PLC (United Kingdom)(c)                    1.46%     10/09/09           100,000        100,001,044
--------------------------------------------------------------------------------------------------------------
  Lloyds TSB Bank PLC                                  0.26%     10/20/09           300,000        300,004,081
--------------------------------------------------------------------------------------------------------------
  Lloyds TSB Bank PLC                                  0.28%     10/07/09           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Lloyds TSB Bank PLC                                  0.32%     09/09/09           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(c)     0.34%     12/30/09           100,000        100,006,656
--------------------------------------------------------------------------------------------------------------
  Nordea Bank A.B.                                     0.21%     09/21/09           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                   0.52%     05/21/10           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Rabobank Nederland(e)                                0.74%     03/12/10           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                   0.90%     09/28/09           150,000        150,000,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

  Rabobank Nederland                                   0.95%     10/14/09    $      150,000    $   150,000,000
--------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                   1.00%     09/14/09           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                 0.38%     05/28/10           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada(e)                              0.82%     12/16/09           150,000        150,000,000
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC                           0.32%     10/02/09           300,000        300,000,000
--------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC                           0.32%     10/05/09           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale                                     0.34%     12/04/09           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale                                     0.35%     12/07/09           265,000        265,015,670
--------------------------------------------------------------------------------------------------------------
  Societe Generale(e)(f)                               0.43%     04/05/10           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale                                     0.60%     09/11/09           150,000        150,000,000
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                0.50%     02/08/10            65,000         65,014,393
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                0.65%     04/09/10           200,000        200,000,000
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                0.95%     09/30/09            75,000         75,000,601
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.20%     11/16/09            75,000         75,000,000
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.30%     12/16/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.40%     12/11/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.47%     12/24/09            42,000         42,113,581
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.51%     11/12/09            75,000         75,001,483
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.85%     10/05/09           100,000        100,000,931
--------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.90%     10/02/09           125,000        125,001,061
==============================================================================================================
     Total Certificates of Deposit (Cost
       $8,934,676,990)                                                                           8,934,676,990
==============================================================================================================



VARIABLE RATE DEMAND NOTES-6.64%(f)

LETTER OF CREDIT ENHANCED-6.13%(d)

  A Mining Group, LLC; Series 2006, Incremental
     Taxable Bonds (LOC-Wells Fargo Bank, N.A.)        0.40%     06/01/29             4,100          4,100,000
--------------------------------------------------------------------------------------------------------------
  Alamogordo (City of), New Mexico (Gerald
     Champion Regional Medical Center); Series
     2007 A, Ref. Hospital Improvement RB
     (LOC-Bank of America, N.A.)                       0.33%     07/01/37            10,465         10,465,000
--------------------------------------------------------------------------------------------------------------
  Arizona (State of) Healthcare Facilities
     Authority (Catholic Healthcare West Loan
     Program); Series 2008 A, RB (LOC-Bank of
     America, N.A.)                                    0.27%     07/01/35            24,500         24,500,000
--------------------------------------------------------------------------------------------------------------
  Atlanticare Health Services, Inc.; Series 2003,
     Taxable Bonds (LOC-Wells Fargo Bank, N.A.)        0.40%     10/01/33               315            315,000
--------------------------------------------------------------------------------------------------------------
  Benjamin Rose Institute (The) (Kethley House);
     Series 2005, Taxable Notes (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.65%     12/01/28             4,700          4,700,000
--------------------------------------------------------------------------------------------------------------
  Blount (County of), Tennessee Health &
     Educational Facilities Board (Maryville
     College); Series 2007, RB (LOC-Bank of
     America, N.A.)                                    0.33%     04/01/32            10,600         10,600,000
--------------------------------------------------------------------------------------------------------------
  Brooke (County of), West Virginia County
     Commission (Bethany College); Series 2008 A,
     Commercial Development RB (LOC-PNC Bank,
     N.A.)                                             0.29%     12/01/37             4,050          4,050,000
--------------------------------------------------------------------------------------------------------------
  Bucks (County of), Pennsylvania Industrial
     Development Authority (Grand View Hospital);
     Series 2008 B, IDR (LOC-PNC Bank, N.A.)           0.25%     07/01/39             8,555          8,555,000
--------------------------------------------------------------------------------------------------------------
  Butler (County of), Ohio (LifeSphere); Series
     2007, Healthcare Facilities Improvement RB
     (LOC-U.S. Bank, N.A.)                             0.28%     05/01/30             3,530          3,530,000
--------------------------------------------------------------------------------------------------------------
  Centerville (City of), Ohio (Bethany Lutheran
     Village Continuing Care Facility Expansion);
     Series 2007 B, Health Care RB (LOC-PNC Bank,
     N.A.)                                             0.29%     11/01/40            22,270         22,270,000
--------------------------------------------------------------------------------------------------------------
  Central Michigan University Board of Trustees;
     Series 2008 A, Ref. General RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.22%     10/01/32             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Charlotte (City of), North Carolina (NASCAR Hall
     of Fame Facilities); Series 2009 D, Taxable
     COP (LOC-Bank of America, N.A.)                   0.45%     06/01/35            15,000         15,000,000
--------------------------------------------------------------------------------------------------------------
  Chatham Capital Corp.; Series 2000, Taxable
     Notes (LOC-JPMorgan Chase Bank, N.A.)             0.32%     07/01/20             3,700          3,700,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Chester (County of), Pennsylvania Industrial
     Development Authority (Archdiocese of
     Philadelphia); Series 2001, IDR (LOC-Wells
     Fargo Bank, N.A.)                                 0.22%     07/01/31    $       40,700    $    40,700,000
--------------------------------------------------------------------------------------------------------------
  Cobb (County of), Georgia Kennestone Hospital
     Authority (WellStar Health System, Inc.);
     Sub. Series 2005 A, Anticipation Ctfs. RB
     (LOC-Bank of America, N.A.)                       0.35%     04/01/40             7,500          7,500,000
--------------------------------------------------------------------------------------------------------------
  Cohasset (City of), Minnesota (Minnesota Power &
     Light Company); Series 1997 A, Ref. RB
     (LOC-Bank of America, N.A.)                       0.33%     06/01/20             6,900          6,900,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Bethany Lutheran
     School); Series 2008, RB (LOC-U.S. Bank,
     N.A.)                                             0.28%     11/01/38             3,650          3,650,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (King's Way Christian
     School); Series 2009, RB (LOC-U.S. Bank,
     N.A.)                                             0.28%     04/15/39             5,420          5,420,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Lutheran Church
     Extension Fund-Missouri Synod Loan Program);
     Series 2008, RB (LOC-Bank of America, N.A.)       0.25%     05/15/38             7,300          7,300,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Parker & Denver High
     Schools); Series 2006, RB (LOC-Bank of
     America, N.A.)                                    0.25%     12/01/36             2,600          2,600,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Western Christian
     Schools); Series 2009, RB (LOC-U.S. Bank,
     N.A.)                                             0.28%     07/01/39             4,875          4,875,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Bethesda Living Centers); Series 1999, RB
     (LOC-Bank of America, N.A.)                       0.28%     08/15/30             8,140          8,140,000
--------------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Exempla, Inc.); Series 2009 A, RB (LOC-U.S.
     Bank, N.A.)                                       0.20%     01/01/39             6,980          6,980,000
--------------------------------------------------------------------------------------------------------------
  Columbus (City of), Ohio Regional Airport
     Authority (OASBO Expanded Asset Pooled
     Financing Program); Sr. Series 2004 A,
     Capital Funding RB (LOC-U.S. Bank, N.A.)          0.30%     03/01/34             8,725          8,725,000
--------------------------------------------------------------------------------------------------------------
  Connecticut (State of) Health & Educational
     Facilities Authority (Yale-New Haven
     Hospital, Inc.);
     Series 2008 K-1, RB (LOC-JPMorgan Chase Bank,
     N.A.)                                             0.22%     07/01/25            23,055         23,055,000
--------------------------------------------------------------------------------------------------------------
     Series 2008 L-1, RB (LOC-Bank of America,
     N.A.)                                             0.22%     07/01/36            27,030         27,030,000
--------------------------------------------------------------------------------------------------------------
  Coshocton (County of), Ohio (Coshocton County
     Memorial Hospital); Series 1999, Hospital
     Facilities RB (LOC-JPMorgan Chase Bank, N.A.)     0.27%     03/01/19             3,030          3,030,000
--------------------------------------------------------------------------------------------------------------
  Dearborn (County of), Indiana (Dearborn County
     Hospital); Series 2006, Economic Development
     RB (LOC-JPMorgan Chase Bank, N.A.)                0.32%     04/01/36             7,450          7,450,000
--------------------------------------------------------------------------------------------------------------
  DeKalb, Newton, & Gwinnett (Counties of),
     Georgia Joint Development Authority (GGC Real
     Estate Parking I, LLC); Series 2007,
     Incremental Draw RB (LOC-Wells Fargo Bank,
     N.A.)                                             0.28%     06/01/32             5,385          5,385,000
--------------------------------------------------------------------------------------------------------------
  DeKalb, Newton, & Gwinnett (Counties of),
     Georgia Joint Development Authority (GPC Real
     Estate Student Support I, LLC); Series 2007,
     Incremental Draw RB (LOC-Wells Fargo Bank,
     N.A.)                                             0.28%     06/01/35             5,475          5,475,000
--------------------------------------------------------------------------------------------------------------
  Delaware (State of) Economic Development
     Authority (Goodwill Industries of Delaware &
     Delaware County, Inc.); Series 2006, RB
     (LOC-PNC Bank, N.A.)                              0.29%     09/01/36             3,945          3,945,000
--------------------------------------------------------------------------------------------------------------
  Delaware (State of) Economic Development
     Authority (YMCA of Delaware); Series 2007, RB
     (LOC-PNC Bank, N.A.)                              0.29%     05/01/36             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  District of Columbia (Hogar Hispano, Inc.);
     Series 2005, RB (LOC-Bank of America, N.A.)       0.33%     03/01/30            15,890         15,890,000
--------------------------------------------------------------------------------------------------------------
  District of Columbia (John F. Kennedy Center for
     the Performing Arts); Series 2008, RB
     (LOC-Bank of America, N.A.)                       0.33%     10/01/29            11,230         11,230,000
--------------------------------------------------------------------------------------------------------------
  District of Columbia; Series 1998 A, Pooled Loan
     Program RB (LOC-Bank of America, N.A.)(b)         0.33%     01/01/29             9,462          9,462,000
--------------------------------------------------------------------------------------------------------------
  Douglas (County of), Nebraska Hospital Authority
     No. 2 (Children's Hospital Obligated Group);
     Series 2008 A, Ref. Health Facilities RB
     (LOC-U.S. Bank, N.A.)                             0.20%     08/15/32             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Erie (City of), Pennsylvania Higher Education
     Building Authority (Gannon University);
     Series 1998 F, RB (LOC-PNC Bank, N.A.)            0.29%     07/01/13             4,040          4,040,000
--------------------------------------------------------------------------------------------------------------
  Franklin (County of), Ohio (Doctors Ohio Health
     Corp.); Sub. Series 1998 B, Hospital
     Facilities RB (LOC-PNC Bank, N.A.)                0.29%     12/01/28             6,660          6,660,000
--------------------------------------------------------------------------------------------------------------
  Fredericksburg (City of), Virginia Economic
     Development Authority (Student Housing &
     Economic Development-Eagle Village I); Series
     2009 B, Taxable RB (LOC-Bank of America,
     N.A.)                                             0.46%     09/01/41             7,110          7,110,000
--------------------------------------------------------------------------------------------------------------
  Gillette (City of), Wyoming (Pacificorp); Series
     1988, Ref. PCR (LOC-Barclays Bank PLC)(c)         0.25%     01/01/18            21,175         21,175,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Grand Valley State University Board of Trustees,
     Michigan; Series 2008 B, Ref. General RB
     (LOC-U.S. Bank, N.A.)                             0.17%     06/01/19    $        6,000    $     6,000,000
--------------------------------------------------------------------------------------------------------------
  Hamilton (County of), Ohio (Cincinnati
     Children's Hospital Medical Center); Series
     2007 M, Hospital Facilities RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.20%     05/15/37            22,540         22,540,000
--------------------------------------------------------------------------------------------------------------
  Harris (County of), Texas Cultural Education
     Facilities Finance Corp. (Baylor College of
     Medicine); Series 2008 E, Ref. Medical
     Facilities RB (LOC-JPMorgan Chase Bank, N.A.)     0.25%     11/15/35            37,500         37,500,000
--------------------------------------------------------------------------------------------------------------
  Harris (County of), Texas Cultural Education
     Facilities Finance Corp. (Memorial Hermann
     Healthcare System); Series 2008 C, Ref.
     Hospital RB (LOC-Wells Fargo Bank, N.A.)          0.24%     06/01/24            25,000         25,000,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (James Jordan Boys & Girls Club and
     Family Life Center); Series 1995, RB
     (LOC-Bank of America N.A., JPMorgan Chase
     Bank, N.A.)(b)                                    0.32%     08/01/30             4,700          4,700,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Lyric Opera of Chicago); Series
     1994, RB (LOC-Harris N.A., JPMorgan Chase
     Bank, N.A., Northern Trust Co.)                   0.17%     12/01/28            14,800         14,800,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Sinai Community Institute, Inc.);
     Series 1997, RB (LOC-Bank of America,
     N.A.)(b)                                          0.35%     03/01/22             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Westside Health Authority); Series
     2003, RB (LOC-Bank of America, N.A.)              0.33%     12/01/29             2,610          2,610,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Field Museum of Natural History);
     Series 1998, RB (LOC-Bank of America, N.A.)       0.29%     11/01/32            11,900         11,900,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Museum of Science & Industry);
     Series 1992, RB (LOC-JPMorgan Chase Bank,
     N.A.)                                             0.32%     10/01/26            14,600         14,600,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (St. Xavier University); Series
     2002 A, RB (LOC-Bank of America, N.A.)            0.33%     10/01/32             6,450          6,450,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Commonwealth Edison Co.); Series 2008 D,
     Ref. PCR (LOC-JPMorgan Chase Bank, N.A.)          0.25%     03/01/20             7,800          7,800,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Edward
     Hospital Obligated Group); Series 2008 B-1,
     Ref. RB (LOC-JPMorgan Chase Bank, N.A.)           0.24%     02/01/40            10,000         10,000,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Elmhurst
     College); Series 2007, RB (LOC-Bank of
     America, N.A.)                                    0.33%     02/01/42            12,500         12,500,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (OSF
     Healthcare System); Series 2009 B, RB
     (LOC-PNC Bank, N.A.)                              0.27%     11/15/37             7,200          7,200,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (The
     Children's Memorial Hospital); Series 2008 C,
     RB (LOC-JPMorgan Chase Bank, N.A.)                0.24%     08/15/25            35,045         35,045,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (University of Chicago Medical Center);
     Series 2009 E-1, RB (LOC-JPMorgan Chase Bank,
     N.A.)                                             0.13%     08/01/43             8,500          8,500,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Peace Memorial Ministries); Series 2003 B,
     RB (LOC-Bank of America, N.A.)                    0.33%     08/15/33             9,155          9,155,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Rehabilitation Institute of Chicago); Series
     1997, RB (LOC-Bank of America, N.A.)              0.32%     04/01/32             5,300          5,300,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 B, RB (LOC-Bank of America, N.A.)     0.18%     08/01/20             8,000          8,000,000
--------------------------------------------------------------------------------------------------------------
     Series 1985 C, RB (LOC-JPMorgan Chase Bank,
     N.A.)                                             0.32%     08/01/15            25,950         25,950,000
--------------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Riverside Health System); Series 1994, RB
     (LOC-Bank of America, N.A.)                       0.32%     11/01/19             6,200          6,200,000
--------------------------------------------------------------------------------------------------------------
  Independence (City of), Missouri Industrial
     Development Authority (The Groves & Graceland
     College Nursing Arts Center); Series 1997 A,
     IDR (LOC-Bank of America, N.A.)                   0.33%     11/01/27            13,930         13,930,000
--------------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indiana Historical Society, Inc.); Series
     1997, Educational Facilities RB (LOC-JPMorgan
     Chase Bank, N.A.)(b)                              0.32%     08/01/31            14,900         14,900,000
--------------------------------------------------------------------------------------------------------------
  Indiana (State of) Finance Authority (Community
     Health Network, Inc.); Series 2009 B,
     Hospital RB (LOC-PNC Bank, N.A.)                  0.25%     07/01/39            15,000         15,000,000
--------------------------------------------------------------------------------------------------------------
  Indiana (State of) Finance Authority (Deaconess
     Health System, Inc. Obligated Group); Series
     2009 B, Hospital RB (LOC-Bank of America,
     N.A.)                                             0.35%     03/01/39            40,000         40,000,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Indiana (State of) Finance Authority (Parkview
     Health System Obligated Group);
     Series 2009 B, Hospital RB (LOC-PNC Bank,
     N.A.)                                             0.26%     11/01/39    $       16,495    $    16,495,000
--------------------------------------------------------------------------------------------------------------
     Series 2009 C, Hospital RB (LOC-Wells Fargo
     Bank, N.A.)                                       0.25%     11/01/39            10,655         10,655,000
--------------------------------------------------------------------------------------------------------------
  Indiana (State of) Health & Educational Facility
     Financing Authority (Howard Regional Health
     System); Series 2005, Hospital RB (LOC-
     Harris N.A.)                                      0.20%     01/01/35            10,000         10,000,000
--------------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Community Hospitals);
     Series 2000 A, RB (LOC-Bank of America, N.A.)     0.33%     07/01/28             7,300          7,300,000
--------------------------------------------------------------------------------------------------------------
     Series 2000 B, RB (LOC-Bank of America, N.A.)     0.33%     07/01/28             6,075          6,075,000
--------------------------------------------------------------------------------------------------------------
  Iowa (State of) Higher Education Loan Authority
     (Luther College); Series 2008, Private
     College Facility RB (LOC-Harris N.A.)             0.28%     12/01/38             5,500          5,500,000
--------------------------------------------------------------------------------------------------------------
  Jackson (City of), Tennessee Energy Authority;
     Series 2009, Ref. Water System RB (LOC-U.S.
     Bank, N.A.)                                       0.23%     12/01/23             3,600          3,600,000
--------------------------------------------------------------------------------------------------------------
  Lancaster (County of), Nebraska Hospital
     Authority No. 1 (BryanLGH Medical Center);
     Series 2008 B-1, Ref. RB (LOC-U.S. Bank,
     N.A.)                                             0.20%     06/01/31            14,615         14,615,000
--------------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (CHRISTUS Health Obligated Group); Series
     2009 B-3, Ref. RB (LOC-Bank of New York
     Mellon)                                           0.20%     07/01/47             3,000          3,000,000
--------------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (Dynamic Fuels, LLC); Series 2008, RB
     (LOC-JPMorgan Chase Bank, N.A.)                   0.12%     10/01/33            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
  Louisiana (State of); Series 2009 A-1, Gasoline
     & Fuels Tax Second Lien RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.20%     05/01/43            40,000         40,000,000
--------------------------------------------------------------------------------------------------------------
  Louisiana State University & Agricultural &
     Mechanical College Board of Supervisors;
     Series 2002, Auxiliary RB (LOC-BNP
     Paribas)(c)                                       0.25%     07/01/32            10,590         10,590,000
--------------------------------------------------------------------------------------------------------------
  Luzerne (County of), Pennsylvania; Series 2004,
     GO (LOC-PNC Bank, N.A.)                           0.29%     11/01/14             6,385          6,385,000
--------------------------------------------------------------------------------------------------------------
  Lyndhurst (City of), Ohio (Hawken School);
     Series 2002, Economic Development RB (LOC-PNC
     Bank, N.A.)                                       0.29%     05/01/27             4,695          4,695,000
--------------------------------------------------------------------------------------------------------------
  Manatee (County of), Florida (St. Stephen's
     Upper School); Series 2000, RB (LOC-Bank of
     America, N.A.)                                    0.33%     11/01/25             4,600          4,600,000
--------------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Odenton Christian
     School); Series 2008, RB (LOC-PNC Bank, N.A.)     0.28%     07/01/33             3,590          3,590,000
--------------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (University of Maryland
     Medical System);
     Series 2007 A, RB (LOC-Wells Fargo Bank,
     N.A.)                                             0.22%     07/01/34             9,885          9,885,000
--------------------------------------------------------------------------------------------------------------
     Series 2007 B, RB (LOC-Bank of America, N.A.)     0.30%     07/01/34            20,795         20,795,000
--------------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Villa Julie College);
     Series 2005, RB (LOC-Bank of America, N.A.)       0.30%     07/01/30            55,865         55,865,000
--------------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority; Series 1994 D, Pooled
     Loan Program RB (LOC-Bank of America,
     N.A.)(b)                                          0.30%     01/01/29            40,790         40,790,000
--------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Abby Kelley Foster Charter Public
     School); Series 2008, RB (LOC-TD Bank, N.A.)      0.27%     09/01/38             4,900          4,900,000
--------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Brandon Residential Treatment Center,
     Inc.); Series 2003, RB (LOC-TD Bank, N.A.)        0.27%     04/01/28             5,895          5,895,000
--------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Dana-Farber Cancer
     Institute); Series 2008 L-1, RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.22%     12/01/46            26,800         26,800,000
--------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Housing Finance Agency
     (Avalon at Crane Brook); Series 2006 A,
     Taxable RB (LOC-JPMorgan Chase Bank, N.A.)        0.32%     04/01/36            21,010         21,010,000
--------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Housing Finance Agency;
     Series 2009 B, Taxable Bonds (LOC-Bank of
     America, N.A.)                                    0.46%     01/01/44            10,008         10,008,000
--------------------------------------------------------------------------------------------------------------
  Michigan (State of) Higher Education Facilities
     Authority (Calvin College); Series 2007 A,
     Ref. Limited Obligation RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.23%     09/01/37             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (McLaren Health Care Corp.);
     Series 2008 B-2, Ref. RB (LOC-JPMorgan Chase
     Bank, N.A.)                                       0.24%     10/15/30            16,550         16,550,000
--------------------------------------------------------------------------------------------------------------
     Series 2008 B-3, Ref. RB (LOC-JPMorgan Chase
     Bank, N.A.)                                       0.24%     10/15/38            26,400         26,400,000
--------------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (The Roper
     School); Series 2002, Limited Obligation RB
     (LOC-Bank of America, N.A.)(b)                    0.33%     05/01/32             3,195          3,195,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Minneapolis (City of), Minnesota (Fairview
     Health Services); Series 2008 C, Health Care
     System RB (LOC-Wells Fargo Bank, N.A.)            0.20%     11/15/47    $       26,075    $    26,075,000
--------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Petal Gas Storage, LLC); Series 2007, Gulf
     Opportunity Zone IDR (LOC-Deutsche Bank
     AG)(c)                                            0.28%     08/01/34             9,500          9,500,000
--------------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Lutheran Church
     Extension Fund-Missouri Synod Loan Program);
     Series 2004 A, RB (LOC-Bank of America, N.A.)     0.25%     07/01/29             7,645          7,645,000
--------------------------------------------------------------------------------------------------------------
  Monroe (County of), New York Industrial
     Development Agency (Margaret Woodbury Strong
     Museum); Series 2005, Civic Facility IDR
     (LOC-JPMorgan Chase Bank, N.A.)                   0.20%     04/01/35            16,750         16,750,000
--------------------------------------------------------------------------------------------------------------
  Montgomery (County of), Ohio (The Dayton Art
     Institute); Series 1996, Economic Development
     RB (LOC-U.S. Bank, N.A.)                          0.29%     05/01/26             4,300          4,300,000
--------------------------------------------------------------------------------------------------------------
  Montgomery (County of), Pennsylvania Industrial
     Development Authority (Archdiocese of
     Philadelphia); Series 2008 A, IDR (LOC-PNC
     Bank, N.A.)                                       0.25%     11/01/38            13,500         13,500,000
--------------------------------------------------------------------------------------------------------------
  Moon (Township of), Pennsylvania Industrial
     Development Authority (Providence Point);
     Series 2007, First Mortgage IDR (LOC-Lloyds
     TSB Bank PLC)(c)                                  0.30%     07/01/38            67,780         67,780,001
--------------------------------------------------------------------------------------------------------------
  Moon (Township of), Pennsylvania Industrial
     Development Authority (YMCA of Greater
     Pittsburgh); Series 2005, Community
     Facilities IDR (LOC-PNC Bank, N.A.)               0.29%     06/01/25             3,820          3,820,000
--------------------------------------------------------------------------------------------------------------
  Morton Grove (Village of), Illinois (Illinois
     Holocaust Museum & Educational Center);
     Series 2006, Cultural Facility RB (LOC-Bank
     of America, N.A.)                                 0.30%     12/01/41             4,250          4,250,000
--------------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Exeter Hospital
     Obligated Group); Series 2003, Healthcare RB
     (LOC-Bank of America, N.A.)                       0.30%     10/01/33            15,835         15,835,000
--------------------------------------------------------------------------------------------------------------
  New Jersey (State of) Economic Development
     Authority (Job Haines Home for Aged People);
     Series 1998, RB (LOC-PNC Bank, N.A.)              0.28%     02/01/28             1,000          1,000,000
--------------------------------------------------------------------------------------------------------------
  New York (State of) Dormitory Authority (St.
     John's University); Series 2008 A, RB
     (LOC-JPMorgan Chase Bank, N.A.)                   0.15%     07/01/30            34,525         34,525,000
--------------------------------------------------------------------------------------------------------------
  Newport (City of), Kentucky (Kentucky League of
     Cities Funding Trust); Series 2002, Lease
     Program RB (LOC-U.S. Bank, N.A.)                  0.19%     04/01/32            12,900         12,900,000
--------------------------------------------------------------------------------------------------------------
  Norfolk (City of), Virginia Redevelopment &
     Housing Authority (E2F Student Housing I,
     LLC); Series 2005, RB (LOC-Bank of America,
     N.A.)                                             0.33%     07/01/34             6,625          6,625,000
--------------------------------------------------------------------------------------------------------------
  Norfolk (City of), Virginia Redevelopment &
     Housing Authority (Norfolk Housing, LLC-The
     District at ODU); Series 2009, Taxable RB
     (LOC-Bank of America, N.A.)                       0.46%     09/01/39            22,905         22,905,000
--------------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Agency (St. Mary's School); Series 2006, RB
     (LOC-Wells Fargo Bank, N.A.)                      0.33%     09/01/27            17,455         17,455,000
--------------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Elon College); Series 1997,
     RB (LOC-Bank of America, N.A.)                    0.35%     01/01/19             8,840          8,840,000
--------------------------------------------------------------------------------------------------------------
  Northeastern Pennsylvania (Region of) Hospital &
     Education Authority (Commonwealth Medical
     College); Series 2009, RB (LOC-PNC Bank,
     N.A.)                                             0.25%     09/01/34            11,425         11,425,000
--------------------------------------------------------------------------------------------------------------
  Ohio (State of) (Ohio Dominican University);
     Series 2007, Higher Educational Facility RB
     (LOC-JPMorgan Chase Bank, N.A.)                   0.28%     12/01/37             5,330          5,330,000
--------------------------------------------------------------------------------------------------------------
  Palm Beach (County of), Florida (The Raymond F.
     Kravis Center for the Performing Arts, Inc.);
     Series 2002, RB (LOC-Northern Trust Co.)          0.28%     07/01/32             2,700          2,700,000
--------------------------------------------------------------------------------------------------------------
  Palm Beach (County of), Florida Housing Finance
     Authority (Emerald Bay Club Apartments);
     Series 2004, Ref. MFH RB (LOC-Wells Fargo
     Bank, N.A.)                                       0.28%     06/01/30             5,500          5,500,000
--------------------------------------------------------------------------------------------------------------
  Parma (City of), Ohio (The Parma Community
     General Hospital Association); Series 2006 A,
     RB (LOC-JPMorgan Chase Bank, N.A.)                0.29%     11/01/29             4,445          4,445,000
--------------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Springside School);
     Series 2000 J-4, RB (LOC-PNC Bank, N.A.)          0.29%     11/01/30             4,900          4,900,000
--------------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Messiah
     College); Series 2001 I-4, RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.27%     11/01/31            10,445         10,445,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Washington &
     Jefferson College); Series 1999 E-5, RB
     (LOC-PNC Bank, N.A.)                              0.29%     11/01/29    $        6,300    $     6,300,000
--------------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Turnpike Commission;
     Series 2008 B-1, Turnpike Multi-modal RB
     (LOC-Bank of America, N.A.)                       0.30%     12/01/38            10,400         10,400,000
--------------------------------------------------------------------------------------------------------------
  Portland (Port of), Oregon (Portland Bulk
     Terminals, LLC); Series 2006, Ref. Special
     Obligation RB (LOC-Canadian Imperial Bank of
     Commerce)(c)(g)                                   0.35%     03/01/36            11,000         11,000,000
--------------------------------------------------------------------------------------------------------------
  Prince Georges (County of), Maryland (Collington
     Episcopal Life Care Community, Inc.); Series
     2006 B, Ref. RB (LOC-Bank of America, N.A.)       0.28%     04/01/28            23,310         23,310,000
--------------------------------------------------------------------------------------------------------------
  R.G. Ray Corp.; Series 2000, Taxable RB
     (LOC-Bank of America, N.A.)                       0.45%     01/01/15             1,885          1,885,000
--------------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (Care New England Health
     System); Series 2008 A, Health Financing RB
     (LOC-JPMorgan Chase Bank, N.A.)                   0.23%     09/01/32            21,945         21,945,000
--------------------------------------------------------------------------------------------------------------
  Richland (City of), Washington; Series 1996,
     Golf Enterprise RB (LOC-Bank of America,
     N.A.)                                             0.32%     12/01/21             2,300          2,300,000
--------------------------------------------------------------------------------------------------------------
  Richland (County of), Ohio (Wesleyan Senior
     Living Obligated Group); Series 2004 A, Ref.
     Health Care Facilities RB (LOC-JPMorgan Chase
     Bank, N.A.)                                       0.28%     11/01/27            15,975         15,975,000
--------------------------------------------------------------------------------------------------------------
  Sarasota (County of), Florida (The Glenridge on
     Palmer Ranch, Inc.); Series 2006, Ref.
     Continuing Care Retirement Community RB
     (LOC-Lloyds TSB Bank PLC)(c)                      0.28%     06/01/36            10,300         10,300,000
--------------------------------------------------------------------------------------------------------------
  Shelby (County of), Tennessee Health,
     Educational & Housing Facility Board
     (Trezevant Manor); Series 2007 A, RB
     (LOC-Bank of America, N.A.)                       0.29%     09/01/39             7,225          7,225,000
--------------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (John Ancrum Society
     for Prevention of Cruelty to Animals); Series
     2007, RB (LOC-Bank of America, N.A.)              0.33%     08/01/27             4,100          4,100,000
--------------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Sisters of Charity
     Providence Hospitals); Series 2002, RB
     (LOC-Wells Fargo Bank, N.A.)                      0.29%     11/01/32            36,360         36,360,000
--------------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (YMCA of Columbia, SC);
     Series 2006, RB (LOC-Bank of America, N.A.)       0.33%     10/01/28             4,380          4,380,000
--------------------------------------------------------------------------------------------------------------
  South Dakota (State of) Health & Educational
     Facilities Authority (Regional Health, Inc.);
     Series 2008, RB (LOC-U.S. Bank, N.A.)             0.20%     09/01/27             8,500          8,500,000
--------------------------------------------------------------------------------------------------------------
  St. Charles (County of), Missouri Public Water
     Supply District No. 2; Series 2005 A, COP
     (LOC-Bank of America, N.A.)                       0.33%     12/01/33            11,820         11,820,000
--------------------------------------------------------------------------------------------------------------
  St. Jean Industries, Inc.; Series 2006, Taxable
     Notes (LOC-General Electric Capital Corp.)(b)     1.10%     10/01/21             8,400          8,400,000
--------------------------------------------------------------------------------------------------------------
  Tarrant (County of), Texas Cultural Education
     Facilities Finance Corp. (CHRISTUS Health);
     Series 2008 C-4, Ref. RB (LOC-Bank of
     America, N.A.)                                    0.32%     07/01/47            20,345         20,345,000
--------------------------------------------------------------------------------------------------------------
  Troy (City of), New York Industrial Development
     Authority (Rensselaer Polytechnic Institute);
     Series 2002 B, Civic Facility IDR
     (LOC-JPMorgan Chase Bank, N.A.)                   0.22%     09/01/42            34,100         34,100,000
--------------------------------------------------------------------------------------------------------------
  University of Virginia Real Estate Foundation;
     Series 2001, Taxable Bonds (LOC-Wells Fargo
     Bank, N.A.)(b)                                    0.40%     07/01/26            41,060         41,060,000
--------------------------------------------------------------------------------------------------------------
  Virginia (State of) Small Business Financing
     Authority (Hampton Roads Proton Beam Therapy
     Institute at Hampton University, LLC); Series
     2008 A, RB (LOC-PNC Bank, N.A.)                   0.29%     12/01/38            16,250         16,250,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Economic Development
     Finance Authority (Benaroya Research
     Institute at Virginia Mason); Series 2006 C,
     Ref. RB (LOC-Bank of America, N.A.)               0.28%     06/01/29             7,550          7,550,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (National Healthcare, Research &
     Education Finance Corp.); Series 2000, Lease
     RB (LOC-BNP Paribas)(c)                           0.27%     01/01/32            13,000         13,000,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Swedish Health Services); Series
     2009 C, RB (LOC-U.S. Bank, N.A.)                  0.20%     11/15/39            33,000         33,000,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Nikkei Concerns); Series 1994, Non-profit RB
     (LOC-U.S. Bank, N.A.)                             0.27%     10/01/19             3,630          3,630,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (The Bush School); Series 2006, Non-profit RB
     (LOC-Bank of America, N.A.)                       0.30%     04/01/34            20,370         20,370,000
--------------------------------------------------------------------------------------------------------------
  Westmoreland (County of), Pennsylvania
     Industrial Development Authority (Greensburg
     Thermal, LLC); Series 2005 A, Ref. IDR
     (LOC-PNC Bank, N.A.)                              0.29%     12/01/24             3,715          3,715,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Williamstown (City of), Kentucky (Kentucky
     League of Cities Funding Trust);
     Series 2008 A, Lease Program RB (LOC-U.S.
     Bank, N.A.)                                       0.19%     07/01/38    $        3,600    $     3,600,000
--------------------------------------------------------------------------------------------------------------
     Series 2008 B, Lease Program RB (LOC-U.S.
     Bank, N.A.)                                       0.19%     12/01/38             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Benevolent Corp. Cedar
     Community); Series 2007, RB (LOC-JPMorgan
     Chase Bank, N.A.)                                 0.32%     06/01/37             6,900          6,900,000
--------------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Goodwill Industries of
     Southeastern Wisconsin, Inc.); Series 2009,
     RB (LOC-U.S. Bank, N.A.)                          0.28%     06/01/39             5,000          5,000,000
--------------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Meriter Hospital,
     Inc.); Series 2008 A, RB (LOC-U.S. Bank,
     N.A.)                                             0.18%     12/01/24             5,600          5,600,000
--------------------------------------------------------------------------------------------------------------
  Yavapai (County of), Arizona Industrial
     Development Authority (Northern Arizona
     Healthcare System); Series 2008 B, Hospital
     Facilities IDR (LOC-Banco Bilbao Vizcaya
     Argentaria, S.A.)(c)                              0.26%     12/01/39             3,000          3,000,000
==============================================================================================================
                                                                                                 1,920,055,001
==============================================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-0.51%

  Allegheny (County of), Pennsylvania Hospital
     Development Authority (UPMC Senior
     Communities, Inc.); Series 2003, RB
     (CEP-Federal National Mortgage Association)       0.28%     07/15/28             2,825          2,825,000
--------------------------------------------------------------------------------------------------------------
  Arlington (County of), Virginia Industrial
     Development Authority (Woodbury Park
     Apartments); Series 2005 A, Ref. MFH IDR
     (CEP-Federal Home Loan Mortgage Corp.)            0.28%     03/01/35            13,185         13,185,000
--------------------------------------------------------------------------------------------------------------
  Cobb (County of), Georgia Housing Authority
     (Post Apartment Homes, L.P.); Series 1995,
     MFH RB (CEP-Federal National Mortgage
     Association)                                      0.28%     06/01/25             7,625          7,625,000
--------------------------------------------------------------------------------------------------------------
  DeKalb (County of), Georgia Housing Authority
     (Clairmont Crest); Series 1995, Ref. MFH RB
     (CEP-Federal National Mortgage Association)       0.25%     06/15/25             7,840          7,840,000
--------------------------------------------------------------------------------------------------------------
  Delaware (County of), Pennsylvania Industrial
     Development Authority (Resource Recovery
     Facility); Series 1997 G, Ref. IDR
     (CEP-General Electric Capital Corp.)              0.26%     12/01/31            30,605         30,605,000
--------------------------------------------------------------------------------------------------------------
  Duval (County of), Florida Housing Finance
     Authority (The Glades Apartments); Series
     2002, Ref. MFH Mortgage RB (CEP-Federal Home
     Loan Mortgage Corp.)                              0.28%     10/01/32             4,275          4,275,000
--------------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Tuscany Pointe Apartments); Series 2005 D,
     Ref. MFH Mortgage RB (CEP-Federal National
     Mortgage Association)                             0.28%     11/15/35            10,990         10,990,000
--------------------------------------------------------------------------------------------------------------
  Indianapolis (City of), Indiana (Capital Place
     Apartments, Covington Square Apartments & The
     Woods at Oak Crossing); Series 2008, MFH RB
     (CEP-Federal National Mortgage Association)       0.25%     05/15/38            16,000         16,000,000
--------------------------------------------------------------------------------------------------------------
  Jackson (County of), Mississippi (Chevron U.S.A.
     Inc.);
     Series 1992, Ref. PCR                             0.12%     12/01/16            16,900         16,900,000
--------------------------------------------------------------------------------------------------------------
     Series 1993, Ref. Port Facility RB                0.12%     06/01/23            18,135         18,135,000
--------------------------------------------------------------------------------------------------------------
  Kansas (State of) Development Finance Authority
     (Oak Ridge Park Phase I Apartments); Series
     2009 D, Ref. MFH RB (CEP-Federal Home Loan
     Mortgage Corp.)(g)                                0.40%     04/01/44             2,690          2,690,000
--------------------------------------------------------------------------------------------------------------
  Montgomery (County of), Pennsylvania
     Redevelopment Authority (Forge Gate
     Apartments); Series 2001 A, MFH RB
     (CEP-Federal National Mortgage Association)       0.25%     08/15/31             2,425          2,425,000
--------------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of),
     Tennessee Metropolitan Government Industrial
     Development Board (Summit Apartments); Series
     2006, Ref. IDR (CEP-Federal National Mortgage
     Association)                                      0.28%     07/15/36             6,825          6,825,000
--------------------------------------------------------------------------------------------------------------
  New York (City of) Housing Development Corp.
     (155 West 21st Street Development); Series
     2007 B, Taxable MFH Rental RB (CEP-Federal
     National Mortgage Association)                    0.27%     11/15/37             1,250          1,250,000
--------------------------------------------------------------------------------------------------------------
  Phoenix (City of), Arizona Industrial
     Development Authority (Del Mar Terrace
     Apartments); Series 1999 A, Ref. MFH IDR
     (CEP-Federal Home Loan Mortgage Corp.)            0.25%     10/01/29             9,800          9,800,000
--------------------------------------------------------------------------------------------------------------
  Smyrna (City of), Georgia Housing Authority (The
     Gardens of Post Village); Series 1996, MFH RB
     (CEP-Federal National Mortgage Association)       0.28%     06/01/25             2,800          2,800,000
--------------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Lake City Senior Apartments); Series 2009,
     Ref. MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)                                            0.28%     07/01/44             4,000          4,000,000
==============================================================================================================
                                                                                                   158,170,000
==============================================================================================================
     Total Variable Rate Demand Notes (Cost
       $2,078,225,001)                                                                           2,078,225,001
==============================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------

MEDIUM-TERM NOTES-3.99%

  BBVA U.S. Senior S.A. Unipersonal, Sr. Unsec.
     Gtd. Unsub. Floating Rate MTN(b)(c)(e)            0.69%     03/12/10    $       64,000    $    64,028,672
--------------------------------------------------------------------------------------------------------------
  BP Capital Markets PLC, Sr. Unsec. Gtd. Unsub.
     Global Notes(c)                                   4.88%     03/15/10            33,350         34,160,814
--------------------------------------------------------------------------------------------------------------
  General Electric Capital Corp.-Series A, Sr.
     Unsec. Floating Rate Global MTN(e)                0.75%     12/15/09           100,000        100,052,904
--------------------------------------------------------------------------------------------------------------
  ING Bank N.V., Sr. Unsec. Floating Rate
     MTN(b)(c)(e)                                      0.92%     09/16/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  JPMorgan Chase & Co., Sr. Unsec. Floating Rate
     MTN(e)                                            0.79%     10/02/09            70,000         70,031,620
--------------------------------------------------------------------------------------------------------------
  Procter & Gamble International Funding S.C.A.,
     Sr. Unsec. Gtd. Floating Rate MTN(e)              0.71%     02/08/10            80,000         80,000,000
--------------------------------------------------------------------------------------------------------------
  Rabobank Nederland,
     Sr. Unsec. Putable Floating Rate Global
     MTN(b)(c)(e)                                      0.26%     10/07/09           150,000        150,000,000
--------------------------------------------------------------------------------------------------------------
     Floating Rate MTN(b)(c)(e)                        0.44%     08/16/14            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
     Floating Rate MTN(b)(c)(e)                        0.83%     05/19/10           104,700        104,914,572
--------------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A., Sr. Unsec. Floating Rate
     MTN(e)                                            0.78%     09/08/09           250,000        250,000,000
--------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp., Floating Rate
     MTN(b)(c)(e)                                      0.77%     10/09/09           246,000        246,142,188
==============================================================================================================
     Total Medium-Term Notes (Cost $1,249,330,770)                                               1,249,330,770
==============================================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-1.53%

FEDERAL HOME LOAN BANK (FHLB)-0.89%

  Unsec. Floating Rate Bonds(e)                        0.38%     05/12/10           130,000        130,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(e)                        0.30%     05/21/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(e)                        0.34%     06/01/10            50,000         50,000,000
==============================================================================================================
                                                                                                   280,000,000
==============================================================================================================


FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-0.64%

  Unsec. Floating Rate Global Notes(e)                 0.41%     07/12/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Series 2, Unsec. Floating Rate MTN(e)                0.51%     01/08/10           100,000        100,000,000
==============================================================================================================
                                                                                                   200,000,000
==============================================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $480,000,000)                                                              480,000,000
==============================================================================================================



TIME DEPOSITS-0.86%

  BNP Paribas (Cayman Islands)(c)                      0.15%     09/01/09           130,000        130,000,000
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank AG (Cayman Islands)(c)                 0.13%     09/01/09           138,491        138,490,809
==============================================================================================================
     Total Time Deposits (Cost $268,490,809)                                                       268,490,809
==============================================================================================================



FUNDING AGREEMENTS-0.32%

  MetLife Insurance Co. of Connecticut, Floating
     Rate (Acquired 08/27/07; Cost
     $100,000,000)(b)(e)                               0.83%     09/25/09           100,000        100,000,000
==============================================================================================================



MASTER NOTE AGREEMENTS-0.32%(H)

  Goldman Sachs Lending Partners LLC (Acquired
     08/13/09; Cost $100,000,000)(b)                   0.42%     10/09/09           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-93.64% (Cost $29,314,843,912)                                                     29,314,843,912
==============================================================================================================


                                                                               REPURCHASE
                                                                                 AMOUNT


REPURCHASE AGREEMENTS-8.20%(i)

  Banc of America Securities LLC, Joint agreement
     dated 08/31/09 aggregate maturing value
     $250,002,083 (collateralized by U.S.
     Government sponsored agency and Corporate
     obligations valued at $262,500,000; 0%-5.94%,
     09/01/12-09/20/56)                                0.30%     09/01/09         5,176,395          5,176,352
--------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/31/09 aggregate maturing value
     $2,401,558,810 (collateralized by a U.S.
     Treasury obligation valued at $2,449,575,065;
     2.38%, 08/31/14)                                  0.22%     09/01/09     1,278,516,613      1,278,508,800
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                     INTEREST    MATURITY      REPURCHASE
                                                       RATE        DATE          AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  HSBC Securities (USA) Inc., Joint agreement
     dated 08/31/09 aggregate maturing value
     $1,250,007,639 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,275,000,040; 0%-10.70%,
     10/09/09-07/15/32)                                0.22%     09/01/09    $  613,916,910    $   613,913,158
--------------------------------------------------------------------------------------------------------------
  JPMorgan Securities Inc., Agreement dated
     08/31/09 maturing value $250,001,458
     (collateralized by U.S. Government sponsored
     agency obligations valued at $255,000,273;
     0%, 01/15/10-10/15/29)                            0.21%     09/01/09       250,001,458        250,000,000
--------------------------------------------------------------------------------------------------------------
  RBC Capital Markets Corp., Joint agreement dated
     08/31/09 aggregate maturing value
     $200,001,278 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $204,000,001; 4.50%-6.00%,
     09/01/33-08/15/39)                                0.23%     09/01/09       148,021,792        148,020,846
--------------------------------------------------------------------------------------------------------------
  UBS Securities LLC, Agreement dated 08/31/09
     maturing value $250,001,528 (collateralized
     by U.S. Government sponsored agency
     obligations valued at $255,000,162; 5.00%-
     6.00%, 04/01/23-04/01/39)                         0.22%     09/01/09       250,001,528        250,000,000
--------------------------------------------------------------------------------------------------------------
  Wells Fargo Securities LLC, Joint agreement
     dated 08/31/09 aggregate maturing value
     $400,004,000 (collateralized by U.S.
     Government sponsored agency and Corporate
     obligations valued at $420,000,000; 0%-
     10.75%, 04/23/10-06/10/46)                        0.36%     09/01/09        21,910,144         21,909,925
==============================================================================================================
     Total Repurchase Agreements (Cost
       $2,567,529,081)                                                                           2,567,529,081
==============================================================================================================
TOTAL INVESTMENTS(j)(k)-101.84% (Cost
  $31,882,372,993)                                                                              31,882,372,993
==============================================================================================================
OTHER ASSETS LESS LIABILITIES-(1.84)%                                                             (575,701,868)
==============================================================================================================
NET ASSETS-100.00%                                                                             $31,306,671,125
______________________________________________________________________________________________________________
==============================================================================================================




Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
Ctfs.   - Certificates
GO      - General Obligation Bonds
Gtd.    - Guaranteed
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MFH     - Multi-Family Housing
MTN     - Medium-Term Notes
PCR     - Pollution Control Revenue Bonds
RB      - Revenue Bonds
Ref     - Refunding
RN      - Revenue Notes
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated


Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2009 was $13,006,834,802, which represented 41.55% of the Fund's Net Assets.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 12.00%; Netherlands: 7.80%; other countries less than 5% each: 19.15%.
(d) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(f) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(g)   Security subject to the alternative minimum tax.
(h) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(i)   Principal amount equals value at period end. See Note 1K.
(j)   Also represents cost for federal income tax purposes.
(k) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

     ENTITIES                                                                           PERCENTAGE
     ---------------------------------------------------------------------------------------------
     Societe Generale                                                                       5.0%
     _____________________________________________________________________________________________
     =============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

STIC PRIME PORTFOLIO



                                                                               PRINCIPAL
                                                     INTEREST    MATURITY       AMOUNT
                                                       RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-79.10%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-7.65%

  Amstel Funding Corp.(b)(c)                           1.85%     10/16/09    $     95,000    $   94,780,312
-----------------------------------------------------------------------------------------------------------
  Edison Asset Securitization, LLC(b)                  0.26%     09/25/09         146,795       146,769,556
-----------------------------------------------------------------------------------------------------------
  Edison Asset Securitization, LLC(b)                  0.28%     09/22/09         100,000        99,983,667
===========================================================================================================
                                                                                                341,533,535
===========================================================================================================


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-17.09%

  Barton Capital LLC(b)                                0.28%     09/02/09         100,000        99,999,222
-----------------------------------------------------------------------------------------------------------
  Barton Capital LLC(b)                                0.28%     09/15/09          80,062        80,053,282
-----------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                             0.18%     09/01/09          95,012        95,012,000
-----------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                             0.22%     09/11/09          40,008        40,005,555
-----------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                             0.28%     09/17/09          50,996        50,989,654
-----------------------------------------------------------------------------------------------------------
  Park Avenue Receivables Co., LLC(b)                  0.27%     09/14/09          99,300        99,290,318
-----------------------------------------------------------------------------------------------------------
  Ranger Funding Co. LLC(b)                            0.25%     09/15/09          25,000        24,997,570
-----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.24%     09/25/09          65,000        64,989,600
-----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.25%     10/15/09         100,000        99,969,445
-----------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                       0.26%     10/16/09          50,000        49,983,750
-----------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                          0.23%     09/02/09          58,027        58,026,629
===========================================================================================================
                                                                                                763,317,025
===========================================================================================================


ASSET-BACKED SECURITIES-FULLY BACKED-5.04%

  Straight-A Funding LLC
     -Series 1, (CEP-Federal Financing Bank)(b)        0.24%     10/13/09         120,000       119,966,400
-----------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.25%     10/09/09          60,000        59,984,167
-----------------------------------------------------------------------------------------------------------
     -Series 1, (CEP-Federal Financing Bank)(b)        0.28%     09/18/09          45,041        45,035,044
===========================================================================================================
                                                                                                224,985,611
===========================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-15.84%

  Concord Minutemen Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.50%     10/23/09          24,000        23,982,667
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.50%     10/27/09         195,000       194,848,333
-----------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.47%     10/19/09          25,000        24,984,333
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.60%     09/03/09         100,000        99,996,666
-----------------------------------------------------------------------------------------------------------
     -Series A, (Multi CEP's-Liberty Hampshire
       Co., LLC; agent)(b)                             0.60%     09/18/09         100,000        99,971,667
-----------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(b)             0.60%     09/10/09          50,000        49,992,500
-----------------------------------------------------------------------------------------------------------
  Liberty Street Funding LLC (CEP-Bank of Nova
     Scotia)(b)(c)                                     0.23%     09/14/09          33,909        33,906,184
-----------------------------------------------------------------------------------------------------------
  LMA-Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                       0.27%     10/13/09          30,000        29,990,550
-----------------------------------------------------------------------------------------------------------
  Matchpoint Master Trust-Series A, (CEP-BNP
     Paribas)(b)(c)                                    0.24%     09/16/09         100,000        99,990,000
-----------------------------------------------------------------------------------------------------------
  Ticonderoga Funding LLC (CEP-Bank of America,
     N.A.)(b)                                          0.24%     09/11/09          50,000        49,996,667
===========================================================================================================
                                                                                                707,659,567
===========================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-18.99%

  Atlantic Asset Securitization LLC(b)                 0.26%     10/06/09         100,000        99,974,722
-----------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                               PRINCIPAL
                                                     INTEREST    MATURITY       AMOUNT
                                                       RATE        DATE          (000)            VALUE
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  Chariot Funding, LLC/Ltd.(b)                         0.23%     09/10/09    $     61,000    $   60,996,492
-----------------------------------------------------------------------------------------------------------
  Enterprise Funding Co. LLC(b)                        0.24%     09/10/09         100,000        99,994,000
-----------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(b)                 0.23%     09/04/09          75,000        74,998,563
-----------------------------------------------------------------------------------------------------------
  Falcon Asset Securitization Corp.(b)                 0.23%     09/08/09          35,010        35,008,434
-----------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                  0.21%     09/08/09         155,006       154,999,671
-----------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.24%     10/22/09          51,000        50,982,660
-----------------------------------------------------------------------------------------------------------
  Jupiter Securitization Corp.(b)                      0.25%     10/09/09          50,000        49,986,806
-----------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                       0.25%     09/09/09          59,250        59,246,708
-----------------------------------------------------------------------------------------------------------
  Regency Markets No. 1, LLC(b)(c)                     0.20%     09/04/09          42,600        42,599,290
-----------------------------------------------------------------------------------------------------------
  Yorktown Capital LLC(b)                              0.27%     10/09/09         119,218       119,184,023
===========================================================================================================
                                                                                                847,971,369
===========================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-2.54%

  Aspen Funding Corp.(b)                               0.22%     09/01/09          75,000        75,000,000
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.25%     09/16/09          23,350        23,347,568
-----------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(b)(c)          0.30%     10/26/09          15,129        15,122,066
===========================================================================================================
                                                                                                113,469,634
===========================================================================================================


ASSET-BACKED SECURITIES-TRADE RECEIVABLES-3.67%

  Market Street Funding LLC(b)                         0.24%     09/09/09          99,141        99,135,713
-----------------------------------------------------------------------------------------------------------
  Market Street Funding LLC(b)                         0.26%     10/14/09          64,683        64,662,912
===========================================================================================================
                                                                                                163,798,625
===========================================================================================================


CONSUMER FINANCE-2.24%

  Toyota Motor Credit Corp.                            0.23%     09/04/09         100,000        99,998,083
===========================================================================================================


DIVERSIFIED BANKS-3.36%

  ING (US) Funding LLC(c)                              0.22%     09/17/09         150,000       149,985,666
===========================================================================================================


INDUSTRIAL CONGLOMERATES-1.34%

  General Electric Co.                                 0.24%     09/22/09          60,000        59,991,600
===========================================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-1.34%

  General Electric Capital Services Inc.               0.22%     09/18/09          60,000        59,993,767
===========================================================================================================
     Total Commercial Paper (Cost $3,532,704,482)                                             3,532,704,482
===========================================================================================================



CERTIFICATE OF DEPOSIT-5.60%

  Chase Bank USA, N.A. (Cost $250,000,000)             0.22%     09/10/09         250,000       250,000,000
===========================================================================================================



MASTER NOTE AGREEMENT-4.48%(D)

  Goldman Sachs Lending Partners LLC (Acquired
     08/13/09; Cost $200,000,000)(b)                   0.42%     10/09/09         200,000       200,000,000
===========================================================================================================



BANK NOTES-3.58%

DIVERSIFIED BANKS-3.58%

  Bank of America, N.A. (Cost $160,000,000)            0.27%     09/03/09         160,000       160,000,000
===========================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-92.76% (Cost $4,142,704,482)                                                    4,142,704,482
===========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                     INTEREST    MATURITY     REPURCHASE
                                                       RATE        DATE         AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-7.26%(e)

  BNP Paribas, Joint agreement dated 08/31/09,
     aggregate maturing value $350,003,694
     (collateralized by U.S. Government sponsored
     agency and Corporate obligations valued at
     $361,954,137; 0%-8.72%, 05/18/12-02/25/47)(c)     0.38%     09/01/09    $123,001,298    $  123,000,000
-----------------------------------------------------------------------------------------------------------
  Wells Fargo Securities LLC, Joint agreement
     dated 08/31/09, aggregate maturing value
     $400,004,000 (collateralized by U.S.
     Government sponsored agency and Corporate
     obligations valued at $420,000,000; 0%-
     10.75%, 04/23/10-06/10/46)                        0.36%     09/01/09     201,092,086       201,090,075
===========================================================================================================
     Total Repurchase Agreements (Cost
       $324,090,075)                                                                            324,090,075
===========================================================================================================
TOTAL INVESTMENTS(f)(g)-100.02% (Cost
  $4,466,794,557)                                                                             4,466,794,557
===========================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.02)%                                                              (834,929)
===========================================================================================================
NET ASSETS-100.00%                                                                           $4,465,959,628
___________________________________________________________________________________________________________
===========================================================================================================




Investment Abbreviations:

CEP  - Credit Enhancement Provider


Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2009 was $3,362,735,366, which represented 75.30% of the Fund's Net Assets.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 6.81%; France: 5.67%; other countries less than 5% each: 2.57%.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(e)   Principal amount equals value at period end. See Note 1K.
(f)   Also represents cost for federal income tax purposes.
(g) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

     ENTITIES                                                                           PERCENTAGE
     ---------------------------------------------------------------------------------------------
     JPMorgan Chase Bank, N.A.                                                              5.6%
     ---------------------------------------------------------------------------------------------
     Edison Asset Securitization, LLC                                                       5.5
     ---------------------------------------------------------------------------------------------
     Crown Point Capital Co., LLC                                                           5.0
     ---------------------------------------------------------------------------------------------
     Straight-A Funding, LLC                                                                5.0
     _____________________________________________________________________________________________
     =============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

TREASURY PORTFOLIO



                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-46.92%(A)

  U.S. Treasury Bills                                  0.31%     09/03/09    $      326,000    $   325,994,295
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.34%     09/10/09           150,000        149,987,250
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.36%     09/10/09           250,000        249,977,812
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.20%     10/01/09           250,000        249,958,333
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     10/01/09           250,000        249,936,563
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.32%     10/08/09           250,000        249,916,493
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.42%     10/08/09           250,000        249,893,368
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.24%     10/15/09           325,000        324,904,667
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     10/15/09           200,000        199,937,667
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.27%     10/15/09            75,000         74,975,708
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.33%     10/22/09           142,700        142,633,288
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.50%     10/22/09           250,000        249,822,917
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.52%     10/22/09           150,000        149,889,500
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.19%     11/05/09           250,000        249,916,493
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     11/05/09           250,000        249,866,840
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     11/05/09           150,000        149,917,396
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.31%     11/05/09           165,000        164,907,646
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.20%     11/12/09           250,000        249,902,500
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     11/12/09           400,000        399,788,000
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     11/12/09           250,000        249,847,500
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.21%     11/19/09           250,000        249,882,049
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.27%     11/19/09           250,000        249,851,875
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.29%     11/19/09           250,000        249,843,646
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.29%     11/19/09           150,000        149,904,542
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     12/03/09           100,000         99,934,125
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     12/03/09           250,000        249,832,083
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.29%     12/03/09           200,000        199,849,133
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     12/03/09           200,000        199,843,967
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     12/10/09           300,000        299,745,834
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.31%     12/10/09           250,000        249,784,722
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.32%     12/10/09           200,000        199,819,444
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.29%     12/17/09           250,000        249,784,514
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.35%     12/17/09           250,000        249,739,931
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.22%     01/14/10           250,000        249,796,094
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.22%     01/21/10           250,000        249,778,125
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.24%     01/21/10           250,000        249,767,771
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.23%     01/28/10           250,000        249,762,014
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.27%     02/04/10           200,000        199,766,000
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.27%     02/04/10           200,000        199,763,833
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.28%     02/11/10           250,000        249,688,149
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-(CONTINUED)

  U.S. Treasury Bills                                  0.22%     02/18/10    $      150,000    $   149,845,083
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.24%     02/25/10           250,000        249,705,000
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.24%     03/04/10           315,000        314,617,800
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.51%     04/01/10           150,000        149,549,500
==============================================================================================================
     Total U.S. Treasury Securities (Cost
       $9,991,829,470)                                                                           9,991,829,470
==============================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-46.92% (Cost $9,991,829,470)                                                       9,991,829,470
==============================================================================================================


                                                                               REPURCHASE
                                                                                 AMOUNT


REPURCHASE AGREEMENTS-55.27%(b)

  Banc of America Securities LLC, Joint agreement
     dated 08/31/09, aggregate maturing value
     $348,001,837 (collateralized by a U.S.
     Treasury obligation valued at $354,960,026;
     0.88%, 01/31/11)                                  0.19%     09/01/09       347,089,629        347,087,797
--------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Term agreement dated
     08/24/09, maturing value $450,068,000
     (collateralized by U.S. Treasury obligations
     valued at $459,000,005; 1.88%-2.63%,
     07/15/17-07/15/19)                                0.17%     09/25/09       450,068,000        450,000,000
--------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/31/09, aggregate maturing value
     $2,401,558,810 (collateralized by a U.S.
     Treasury obligation valued at $2,449,575,065;
     2.38%, 08/31/14)                                  0.22%     09/01/09     1,123,042,197      1,123,035,334
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Term agreement
     dated 08/24/09, maturing value $450,072,000
     (collateralized by U.S. Treasury obligations
     valued at $459,000,067; 1.25%-3.88%,
     04/15/14-04/15/32)                                0.18%     09/25/09       450,072,000        450,000,000
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Agreement dated
     08/31/09, maturing value $2,150,012,542
     (collateralized by U.S. Treasury obligations
     valued at $2,193,000,028; 0.88%-4.00%,
     09/15/09-02/15/14)                                0.21%     09/01/09     2,150,012,542      2,150,000,000
--------------------------------------------------------------------------------------------------------------
  CIBC World Markets Corp., Agreement dated
     08/31/09, maturing value $100,000,556
     (collateralized by U.S. Treasury obligations
     valued at $102,003,895; 0%-7.88%, 10/22/09-
     05/15/39)                                         0.20%     09/01/09       100,000,556        100,000,000
--------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Term
     agreement dated 08/14/09, maturing value
     $250,040,139 (collateralized by U.S. Treasury
     obligations valued at $255,000,956; 4.50%-
     5.00%, 02/15/36-05/15/37)                         0.17%     09/17/09       250,040,139        250,000,000
--------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Term
     agreement dated 08/10/09, maturing value
     $500,084,444 (collateralized by U.S. Treasury
     obligations valued at $510,001,302; 4.50%-
     11.25%, 02/15/15-05/15/38)                        0.19%     09/11/09       500,084,444        500,000,000
--------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Agreement
     dated 08/31/09, maturing value $1,000,005,556
     (collateralized by U.S. Treasury obligations
     valued at $1,020,002,544; 5.00%-8.00%,
     11/15/21-05/15/37)                                0.20%     09/01/09     1,000,005,556      1,000,000,000
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Agreement dated
     08/31/09, maturing value $250,001,319
     (collateralized by U.S. Treasury obligations
     valued at $255,000,034; 0.63%-9.88%,
     04/15/10-02/15/23)                                0.19%     09/01/09       250,001,319        250,000,000
--------------------------------------------------------------------------------------------------------------
  HSBC Securities (USA) Inc., Agreement dated
     08/31/09, maturing value $750,004,167
     (collateralized by U.S. Treasury obligations
     valued at $765,001,172; 0%-4.25%, 01/15/10-
     04/15/32)                                         0.20%     09/01/09       750,004,167        750,000,000
--------------------------------------------------------------------------------------------------------------
  JPMorgan Securities Inc., Agreement dated
     08/31/09, maturing value $1,000,005,833
     (collateralized by U.S. Treasury obligation
     valued at $1,020,000,227; 0.88%, 01/31/11)        0.21%     09/01/09     1,000,005,833      1,000,000,000
--------------------------------------------------------------------------------------------------------------
  Morgan Stanley, Agreement dated 08/31/09,
     maturing value $250,001,319 (collateralized
     by U.S. Treasury obligation valued at
     $255,230,439; 6.25%-8.75%, 08/15/19-11/15/24)     0.19%     09/01/09       250,001,319        250,000,000
--------------------------------------------------------------------------------------------------------------
  RBS Securities Inc., Term agreement dated
     08/14/09, maturing value $250,038,889
     (collateralized by U.S. Treasury obligations
     valued at $255,002,549; 2.63%-4.63%,
     05/31/10-02/15/17)                                0.16%     09/18/09       250,038,889        250,000,000
--------------------------------------------------------------------------------------------------------------
  RBS Securities Inc., Agreement dated 08/31/09,
     maturing value $750,004,167 (collateralized
     by U.S. Treasury obligations valued at
     $765,004,210; 2.13%-4.75%, 10/31/09-11/15/14)     0.20%     09/01/09       750,004,167        750,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale, Agreement dated 08/13/09,
     maturing value $500,071,111 (collateralized
     by U.S. Treasury obligations valued at
     $510,000,062; 0%-4.88%, 01/15/10-02/15/19)        0.16%     09/14/09       500,071,111        500,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale, Agreement dated 08/31/09,
     maturing value $1,000,005,556 (collateralized
     by U.S. Treasury obligations valued at
     $1,020,000,105; 0%-9.25%, 09/03/09-04/15/32)      0.20%     09/01/09     1,000,005,556      1,000,000,000
--------------------------------------------------------------------------------------------------------------
  UBS Securities LLC, Term agreement dated
     08/05/09, maturing value $400,061,222
     (collateralized by a U.S. Treasury obligation
     valued at $408,002,337; 0%, 09/24/09)             0.19%     09/03/09       400,061,222        400,000,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                     INTEREST    MATURITY      REPURCHASE
                                                       RATE        DATE          AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  Wachovia Bank, N.A., Agreement dated 08/31/09,
     maturing value $250,001,458 (collateralized
     by U.S. Treasury obligations valued at
     $255,000,035; 0%-8.75%, 12/31/09-08/15/39)        0.21%     09/01/09    $  250,001,458    $   250,000,000
==============================================================================================================
     Total Repurchase Agreements (Cost
       $11,770,123,131)                                                                         11,770,123,131
==============================================================================================================
TOTAL INVESTMENTS(c)-102.19% (Cost
  $21,761,952,601)                                                                              21,761,952,601
==============================================================================================================
OTHER ASSETS LESS LIABILITIES-(2.19)%                                                             (466,568,419)
==============================================================================================================
NET ASSETS-100.00%                                                                             $21,295,384,182
______________________________________________________________________________________________________________
==============================================================================================================




Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)   Principal amount equals value at period end. See Note 1K.
(c)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

GOVERNMENT & AGENCY PORTFOLIO



                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-39.76%

FEDERAL FARM CREDIT BANK (FFCB)-3.24%

  Disc. Notes(a)                                       0.50%     03/30/10    $       60,000    $    59,825,000
--------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.51%     09/22/09            25,000         25,000,000
--------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               1.25%     11/12/09           125,000        125,000,000
--------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               1.10%     11/20/09            50,000         50,000,000
--------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.36%     12/21/09           150,000        149,557,181
--------------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.64%     12/21/09            75,000         75,000,000
==============================================================================================================
                                                                                                   484,382,181
==============================================================================================================


FEDERAL HOME LOAN BANK (FHLB)-15.13%

  Unsec. Bonds                                         0.45%     11/24/09            40,000         40,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.50%     02/08/10            90,000         89,979,913
--------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.31%     02/22/10            85,000         84,989,047
--------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.92%     04/09/10            60,000         60,148,217
--------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.55%     06/03/10            25,000         25,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.55%     06/10/10            55,000         54,949,858
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.11%     09/01/09            21,700         21,700,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.66%     09/10/09            75,000         74,987,625
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.64%     10/07/09           100,000         99,936,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.55%     10/09/09            50,000         49,970,972
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.35%     10/16/09            70,000         69,969,375
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.30%     11/18/09           117,760        117,683,456
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.55%     11/19/09            50,000         49,939,653
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.53%     12/07/09           140,000        139,800,072
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.80%     12/08/09            50,000         49,891,111
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.80%     12/09/09            50,000         49,890,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.80%     12/11/09            65,000         64,854,111
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.31%     01/22/10            60,000         59,926,117
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.26%     02/12/10           125,000        124,851,944
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                1.04%     03/03/10            50,000         49,735,667
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.48%     05/05/10            80,000         79,737,600
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.55%     11/18/09            75,000         75,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.50%     01/19/10            75,000         75,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.64%     02/04/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.78%     02/26/10           125,000        124,991,956
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.82%     03/19/10           150,000        149,983,468
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.65%     09/10/09            80,000         80,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.22%     11/23/09            50,000         50,048,094
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.18%     12/23/09            50,000         49,981,198
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.18%     12/28/09           100,000         99,990,621
==============================================================================================================
                                                                                                 2,262,936,075
==============================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-15.25%

  Unsec. Disc. Notes(a)                                0.70%     09/14/09    $       50,000    $    49,987,361
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.60%     09/21/09            75,000         74,975,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.70%     09/21/09           100,000         99,961,111
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.22%     10/01/09           220,000        219,958,750
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.25%     10/05/09           130,000        129,969,306
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.27%     10/13/09           130,000        129,959,050
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.45%     10/13/09           100,000         99,948,083
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.25%     10/19/09            90,000         89,970,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.26%     10/20/09           160,000        159,943,378
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.25%     11/09/09           244,000        243,883,083
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.74%     11/23/09            50,000         49,914,694
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.28%     01/25/10            55,000         54,937,544
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.42%     02/08/10           100,000         99,813,333
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.26%     03/01/10            80,000         79,895,422
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.43%     05/17/10            95,000         94,703,838
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.19%     09/28/09            30,000         29,998,580
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.20%     10/08/09            75,000         74,990,288
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.17%     12/16/09           100,000         99,892,935
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.41%     07/12/10           100,000        100,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(b)                          0.24%     09/18/09            75,000         74,994,831
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(b)                          0.25%     09/21/09            74,500         74,497,703
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate MTN(b)                          0.32%     02/09/10            75,000         75,000,000
--------------------------------------------------------------------------------------------------------------
     Series 2, Unsec. Floating Rate MTN(b)             0.51%     01/08/10            75,000         75,000,000
==============================================================================================================
                                                                                                 2,282,194,290
==============================================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-6.14%

  Unsec. Disc. Notes(a)                                0.40%     09/01/09            60,000         60,000,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                3.20%     10/07/09            50,000         49,840,000
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.35%     10/21/09           125,000        124,939,236
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.30%     11/16/09            50,000         49,968,333
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.30%     11/23/09            30,000         29,979,250
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                1.00%     12/03/09           100,000         99,741,667
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.32%     01/11/10           175,000        174,794,667
--------------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.28%     02/03/10            70,000         69,914,104
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(b)                 0.40%     07/13/10            60,000         59,982,136
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Notes(b)                        0.45%     10/16/09           150,000        150,030,754
--------------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Notes(b)                        0.60%     10/27/09            50,000         50,000,000
==============================================================================================================
                                                                                                   919,190,147
==============================================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $5,948,702,693)                                                          5,948,702,693
==============================================================================================================


U.S. TREASURY SECURITIES-4.67%(a)

  U.S. Treasury Bills                                  0.31%     11/05/09            75,000         74,958,021
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     11/12/09           225,000        224,862,750
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     12/03/09           105,000        104,930,831
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                                PRINCIPAL
                                                     INTEREST    MATURITY        AMOUNT
                                                       RATE        DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-(CONTINUED)

  U.S. Treasury Bills                                  0.30%     12/10/09    $       75,000    $    74,936,459
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.32%     12/10/09            50,000         49,954,861
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.35%     12/17/09            50,000         49,947,986
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.45%     06/03/10            70,000         69,759,375
--------------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.52%     06/03/10            50,000         49,801,389
==============================================================================================================
     Total U.S. Treasury Securities (Cost
       $699,151,672)                                                                               699,151,672
==============================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-44.43% (Cost $6,647,854,365)                                                       6,647,854,365
==============================================================================================================


                                                                               REPURCHASE
                                                                                 AMOUNT


REPURCHASE AGREEMENTS-55.58%(c)

  Banc of America Securities LLC, Agreement dated
     08/31/09, maturing value $750,004,167
     (collateralized by U.S. Government sponsored
     agency obligations valued at $765,000,375;
     0%-5.70%, 09/11/09-11/19/24)                      0.20%     09/01/09       750,004,167        750,000,000
--------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/31/09, aggregate maturing value
     $569,263,027 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $580,644,788; 0%, 09/09/09-
     11/27/09)                                         0.22%     09/01/09       567,763,018        567,759,548
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Term agreement
     dated 08/24/09, maturing value $500,084,444
     (collateralized by U.S. Government sponsored
     agency obligations valued at $510,001,022;
     0%-6.75%, 10/13/09-06/15/38)                      0.19%     09/25/09       500,084,444        500,000,000
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Term joint
     agreement dated 08/18/09, aggregate maturing
     value $300,172,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $306,000,883; 0%-7.63%, 09/11/09-
     06/15/38)                                         0.23%     11/16/09       250,143,750        250,000,000
--------------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Agreement dated
     08/31/09, maturing value $1,000,006,111
     (collateralized by U.S. Government sponsored
     agency obligations valued at $1,020,001,006;
     1.38%-6.25%, 04/28/11-04/18/36)                   0.22%     09/01/09     1,000,006,111      1,000,000,000
--------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Term joint
     agreement dated 08/10/09, aggregate maturing
     value $500,088,889 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,002,219; 0%-9.00%, 09/01/09-
     06/14/10)                                         0.20%     09/11/09       450,080,000        450,000,000
--------------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Joint
     agreement dated 08/31/09,aggregate maturing
     value $500,002,917 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,000,106; 0%, 09/02/09-
     02/24/10)                                         0.21%     09/01/09       498,502,908        498,500,000
--------------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Agreement dated
     08/31/09, maturing value $500,002,778
     (collateralized by U.S. Government sponsored
     agency obligations valued at $510,000,285;
     0%-5.38%, 09/01/09-08/10/12)                      0.20%     09/01/09       500,002,778        500,000,000
--------------------------------------------------------------------------------------------------------------
  Goldman, Sachs & Co., Agreement dated 08/31/09,
     maturing value $500,002,778 (collateralized
     by U.S. Treasury obligations valued at
     $510,000,039; 0%-4.25%, 02/15/20-05/15/39)        0.20%     09/01/09       500,002,778        500,000,000
--------------------------------------------------------------------------------------------------------------
  HSBC Securities (USA) Inc., Joint agreement
     dated 08/31/09, aggregate maturing value
     $1,250,007,639 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,275,000,040; 0%-10.70%,
     10/09/09-07/15/32)                                0.22%     09/01/09       324,805,502        324,803,517
--------------------------------------------------------------------------------------------------------------
  Morgan Stanley, Agreement dated 08/31/09,
     maturing value $500,002,778 (collateralized
     by a U.S. Government sponsored agency
     obligation valued at $510,004,096; 0%,
     08/05/11)                                         0.20%     09/01/09       500,002,778        500,000,000
--------------------------------------------------------------------------------------------------------------
  RBC Capital Markets Corp., Joint agreement dated
     08/31/09, aggregate maturing value
     $500,003,056 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,000,167; 0%-8.95%, 09/01/09-
     04/15/42)                                         0.22%     09/01/09       350,002,139        350,000,000
--------------------------------------------------------------------------------------------------------------
  RBS Securities Inc., Term joint agreement dated
     08/14/09, aggregate maturing value
     $250,046,180 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,002,678; 0%-9.38%, 10/15/09-
     04/15/30)                                         0.19%     09/18/09       200,036,944        200,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale, Term joint agreement dated
     08/13/09, aggregate maturing value
     $500,088,889 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,000,926; 0%-5.75%, 09/11/09-
     06/12/15)                                         0.20%     09/14/09       425,075,556        425,000,000
--------------------------------------------------------------------------------------------------------------
  Societe Generale, Agreement dated 08/31/09,
     maturing value $1,250,007,292 (collateralized
     by U.S. Government sponsored agency
     obligations valued at $1,275,000,901; 0%-
     6.63%, 09/15/09-04/18/36)                         0.21%     09/01/09     1,250,007,292      1,250,000,000
--------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                     INTEREST    MATURITY      REPURCHASE
                                                       RATE        DATE          AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  Wachovia Bank, N.A., Agreement dated 08/31/09,
     maturing value $250,001,528 (collateralized
     by U.S. Government sponsored obligations
     valued at $255,003,758; 0%-10.35%, 10/01/09-
     07/26/32)                                         0.22%     09/01/09    $  250,001,528    $   250,000,000
==============================================================================================================
     Total Repurchase Agreements (Cost
       $8,316,063,065)                                                                           8,316,063,065
==============================================================================================================
TOTAL INVESTMENTS(d)-100.01% (Cost
  $14,963,917,430)                                                                              14,963,917,430
==============================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.01)%                                                                 (917,961)
==============================================================================================================
NET ASSETS-100.00%                                                                              14,962,999,469
______________________________________________________________________________________________________________
==============================================================================================================




Investment Abbreviations:

Disc.   - Discounted
MTN     - Medium-Term Notes
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(c)   Principal amount equals value at period end. See Note 1K.
(d)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

GOVERNMENT TAXADVANTAGE PORTFOLIO



                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-96.07%

FEDERAL FARM CREDIT BANK (FFCB)-7.80%

  Disc. Notes(a)                                       0.50%     03/30/10     $  5,000    $  4,985,417
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.51%     09/22/09        5,000       5,000,000
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               1.25%     11/12/09       10,000      10,000,000
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.17%     12/28/09       15,000      14,984,236
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.25%     04/27/10       10,000      10,005,973
------------------------------------------------------------------------------------------------------
  Floating Rate Bonds(b)                               0.26%     08/04/10        5,000       4,987,920
======================================================================================================
                                                                                            49,963,546
======================================================================================================


FEDERAL HOME LOAN BANK (FHLB)-88.27%

  Unsec. Bonds                                         0.31%     02/22/10        5,000       4,999,356
------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.92%     04/09/10        5,000       5,012,351
------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         0.55%     06/10/10        5,000       4,995,442
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.11%     09/01/09      268,300     268,300,000
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.17%     09/01/09       14,092      14,092,000
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.18%     09/14/09       15,000      14,999,025
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.13%     09/16/09       12,650      12,649,288
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.15%     09/16/09       15,000      14,999,062
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.14%     09/23/09       50,000      49,995,722
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.18%     09/23/09       25,000      24,997,174
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.21%     09/30/09       15,000      14,997,463
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.21%     10/07/09       21,200      21,195,548
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.22%     10/09/09       10,000       9,997,678
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.35%     10/16/09        5,000       4,997,813
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.15%     10/23/09       29,800      29,793,543
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.55%     11/19/09        4,684       4,678,347
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.31%     01/22/10        5,750       5,742,920
------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                                0.26%     02/12/10        4,000       3,995,262
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.44%     10/13/09        4,500       4,502,420
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.50%     01/19/10        5,000       5,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(b)                        0.64%     02/04/10       15,000      15,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.65%     09/10/09       10,000      10,000,000
------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(b)                 0.18%     12/28/09       10,000       9,999,062
------------------------------------------------------------------------------------------------------
  Unsec. Global Bonds                                  5.00%     09/18/09       10,175      10,196,962
======================================================================================================
                                                                                           565,136,438
======================================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $615,099,984)                                                      615,099,984
======================================================================================================


U.S. TREASURY SECURITIES-3.90%(a)

  U.S. Treasury Bills                                  0.31%     11/05/09        5,000       4,997,201
------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.30%     11/12/09        5,000       4,996,950
------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  0.26%     12/03/09       10,000       9,993,413
------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)          VALUE
------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-(CONTINUED)

  U.S. Treasury Bills                                  0.45%     06/03/10     $  5,000    $  4,982,813
======================================================================================================
     Total U.S. Treasury Securities (Cost
       $24,970,377)                                                                         24,970,377
======================================================================================================
TOTAL INVESTMENTS(c)-99.97% (Cost $640,070,361)                                            640,070,361
======================================================================================================
OTHER ASSETS LESS LIABILITIES-0.03%                                                            192,112
======================================================================================================
NET ASSETS-100.00%                                                                        $640,262,473
______________________________________________________________________________________________________
======================================================================================================




Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(c)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2009

TAX-FREE CASH RESERVE PORTFOLIO



                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-100.27%

ALABAMA-0.19%

  Pell City (City of) Special Care Facilities
     Financing Authority (Noland Health Services,
     Inc.); Series 2009 A, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                       0.30%     12/01/39     $ 3,000     $    3,000,000
========================================================================================================


ARIZONA-1.30%

  Casa Grande (City of) Industrial Development
     Authority (Center Park Apartments); Series
     2001 A, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.35%     06/15/31       2,010          2,010,000
--------------------------------------------------------------------------------------------------------
  Casa Grande (City of) Industrial Development
     Authority (Quail Gardens Apartments); Series
     2001 A, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.35%     06/15/31       1,885          1,885,000
--------------------------------------------------------------------------------------------------------
  JPMorgan Chase PUTTERs (Greater Arizona
     Development Authority); Series 2007-2056, VRD
     Infrastructure RB(b)(c)(d)                        0.47%     08/01/15       7,490          7,490,000
--------------------------------------------------------------------------------------------------------
  Maricopa (County of) Industrial Development
     Authority (Gran Victoria Housing, LLC);
     Series 2000 A, VRD MFH RB (CEP-Federal
     National Mortgage Association)(b)                 0.32%     04/15/30       4,775          4,775,000
--------------------------------------------------------------------------------------------------------
  Pima (County of) Industrial Development
     Authority (Delaware Military Academy, Inc.);
     Series 2008, VRD Charter School RB (LOC-PNC
     Bank, N.A.)(a)(b)                                 0.29%     09/01/38       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Tucson (City of) Industrial Development
     Authority (La Entrada Apartments); Series
     2001, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.32%     07/15/31       1,750          1,750,000
--------------------------------------------------------------------------------------------------------
  Yuma (City of) Industrial Development Authority
     (El Encanto Apartments); Series 2003, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(b)                                   0.32%     04/15/33       1,575          1,575,000
========================================================================================================
                                                                                              20,685,000
========================================================================================================


COLORADO-3.58%

  Adams (County of) (Hunters Cove); Series 1985 A,
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(b)(d)                                      0.33%     01/15/14       6,350          6,350,000
--------------------------------------------------------------------------------------------------------
  Citibank Eagle Tax-Exempt Trust (Regional
     Transportation District); J Series 2006-0120
     A, VRD COP(b)(c)(d)                               0.39%     11/01/36       8,510          8,510,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Southeastern Baptist
     Theological Seminary); Series 2005, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     03/01/25       7,920          7,920,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Trinity School of
     Durham & Chapel Hill); Series 2006, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     09/01/26       3,900          3,900,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Wesleyan Christian
     Academy); Series 2007, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                        0.33%     05/01/32       7,970          7,970,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Catholic Health Initiatives); Series 2008 C-
     4, VRD RB(b)                                      3.75%     10/01/41       1,000          1,004,257
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Crossroads); Series 2003 A, VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                 0.37%     11/01/28       1,210          1,210,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (The Evangelical Lutheran Good Samaritan
     Society); Series 2008, Ref. VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                 0.32%     06/01/15       3,800          3,800,000
--------------------------------------------------------------------------------------------------------
  Colorado (State of); Series 2009 A, General Fund
     TRAN                                              2.00%     06/25/10       5,000          5,063,112
--------------------------------------------------------------------------------------------------------
  Colorado Springs (City of) (Cook Communications
     Ministries); Series 2002, VRD IDR (LOC-Bank
     of America, N.A.)(a)(b)                           0.35%     03/01/17       1,900          1,900,000
--------------------------------------------------------------------------------------------------------
  Meridian Ranch Metropolitan District; Series
     2009, Ref. VRD Limited Tax GO (LOC-U.S. Bank,
     N.A.)(a)(b)                                       0.39%     12/01/38       2,135          2,135,000
--------------------------------------------------------------------------------------------------------
  Pitkin (County of) (Centennial-Aspen II LP);
     Series 1996 A, Ref. VRD MFH RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                 0.37%     12/01/24       4,735          4,735,000
--------------------------------------------------------------------------------------------------------
  Pueblo (County of) (El Pueblo Boys' & Girls'
     Ranch, Inc.); Series 2003, VRD Development RB
     (LOC-U.S. Bank, N.A.)(a)(b)                       0.37%     12/01/23       2,575          2,575,000
========================================================================================================
                                                                                              57,072,369
========================================================================================================


DISTRICT OF COLUMBIA-0.29%

  District of Columbia (Washington Center for
     Internships & Academic Seminars); Series
     2009, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                        0.33%     02/01/48       4,700          4,700,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
FLORIDA-5.36%

  Broward (County of) Housing Finance Authority
     (Reflections Apartments); Series 1999, Ref.
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(b)                                         0.30%     12/01/29     $ 4,930     $    4,930,000
--------------------------------------------------------------------------------------------------------
  Cape Coral (City of); Series 2009, Commercial
     Paper Notes (LOC-Bank of America, N.A.)(a)        0.43%     10/05/09      15,569         15,569,000
--------------------------------------------------------------------------------------------------------
  Collier (County of) Health Facilities Authority
     (The Moorings, Inc.); Series 2000, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.30%     12/01/24       6,425          6,425,000
--------------------------------------------------------------------------------------------------------
  Florida (State of) Development Finance Corp.
     (The Wellness Community-Southwest Florida,
     Inc.); Series 2009, VRD IDR (LOC-Harris
     N.A.)(a)(b)                                       0.36%     08/01/34       5,500          5,500,000
--------------------------------------------------------------------------------------------------------
  Florida Gulf Coast University Financing Corp.
     (Housing Project); Series 2005 A, VRD Capital
     Improvement RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.34%     02/01/35       1,360          1,360,000
--------------------------------------------------------------------------------------------------------
  Hillsborough (County of) Industrial Development
     Authority (Tampa Metropolitan Area YMCA);
     Series 2000, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.35%     03/01/25       4,550          4,550,000
--------------------------------------------------------------------------------------------------------
  Indian River (County of) (Saint Edwards School,
     Inc.); Series 1999, VRD RB (LOC-Wells Fargo
     Bank, N.A.)(a)(b)                                 0.33%     07/01/27       1,450          1,450,000
--------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Health Facilities
     Authority (University of Florida Jacksonville
     Physicians, Inc.); Series 2002, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                 0.40%     06/01/22       9,735          9,735,000
--------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Housing Finance Authority
     (St. Augustine Apartments); Series 2006, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     07/15/33       3,830          3,830,000
--------------------------------------------------------------------------------------------------------
  JPMorgan Chase PUTTERs (Palm Beach (County of)
     Solid Waste Authority); Series 2009-3419, VRD
     Improvement RB(b)(c)(d)                           0.42%     04/01/17       2,275          2,275,000
--------------------------------------------------------------------------------------------------------
  Miami-Dade (County of) Educational Facilities
     Authority (Carlos Albizu University); Series
     2000, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.38%     12/01/25       1,900          1,900,000
--------------------------------------------------------------------------------------------------------
  Miami-Dade (County of) Industrial Development
     Authority (Gulliver Schools); Series 2000,
     VRD RB (LOC-Bank of America, N.A.)(a)(b)          0.35%     09/01/29       2,450          2,450,000
--------------------------------------------------------------------------------------------------------
  North Miami (City of) (Miami Country Day School,
     Inc.); Series 1999, VRD Educational
     Facilities RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.35%     08/01/19       1,170          1,170,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Housing Finance Authority
     (Palm Key Apartments); Series 1997 C, Ref.
     VRD MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(b)                                         0.30%     07/01/32       8,150          8,150,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Housing Finance Authority
     (Post Fountains at Lee Vista); Series 1997 E,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.33%     06/01/25       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Christian Prison Ministry, Inc.);
     Series 2005, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                  0.33%     11/01/30       5,310          5,310,000
--------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (Comprehensive Alcoholism
     Rehabilitation Programs, Inc.); Series 2000,
     VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)         0.48%     04/01/20       3,225          3,225,000
--------------------------------------------------------------------------------------------------------
  Sarasota (County of) Health Facilities Authority
     (Bay Village of Sarasota, Inc.); Series 1998,
     VRD RB (LOC-Bank of America, N.A.)(a)(b)(d)       0.35%     12/01/23       6,400          6,400,000
========================================================================================================
                                                                                              85,429,000
========================================================================================================


GEORGIA-3.89%

  Cobb (County of) Development Authority (Mt.
     Paran Christian School, Inc.); Series 2002,
     VRD Educational Facilities RB (LOC-Wells
     Fargo Bank, N.A.)(a)(b)                           0.33%     07/01/22       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  Columbia (County of) Residential Care Facilities
     for The Elderly Authority (Augusta Resource
     Center on Aging Inc.-Brandon Wilde Lifecare
     Community Center); Series 1990, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.33%     01/01/21       2,970          2,970,000
--------------------------------------------------------------------------------------------------------
  Forsyth (County of) Development Authority
     (Pinecrest Academy Inc.); Series 2000, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     09/01/25       9,090          9,090,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Catholic Education of North Georgia, Inc.);
     Series 2002, Educational Facilities VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.33%     04/01/28       3,470          3,470,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (Doris
     & Alex Weber Jewish Community High School,
     Inc.); Series 2006, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                        0.33%     12/01/30       4,600          4,600,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (King's
     Ridge Christian School); Series 2006, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     05/01/26       7,000          7,000,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

  Fulton (County of) Development Authority (Mount
     Vernon Presbyterian School, Inc.); Series
     2005, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                        0.33%     08/01/35     $ 4,300     $    4,300,000
--------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (The
     Atlanta Academy, Inc.); Series 2008, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     04/01/33       4,700          4,700,000
--------------------------------------------------------------------------------------------------------
  Glynn (County of) School District; Series 2007,
     Unlimited Sales Tax GO                            5.00%     11/01/09       1,945          1,959,571
--------------------------------------------------------------------------------------------------------
  Gwinnett (County of) Housing Authority (The
     Greens Apartments); Series 1995, Ref. VRD MFH
     RB (CEP-Federal National Mortgage
     Association)(b)                                   0.31%     06/15/25       3,600          3,600,000
--------------------------------------------------------------------------------------------------------
  Houston (County of) Hospital Authority; Series
     2002, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     10/01/14       5,885          5,885,000
--------------------------------------------------------------------------------------------------------
  Roswell (City of) Housing Authority (Chambrel at
     Roswell); Series 2002, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.35%     11/15/32       3,920          3,920,000
--------------------------------------------------------------------------------------------------------
  Roswell (City of) Housing Authority (Wood
     Crossing Apartments); Series 1994, Ref. VRD
     MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(b)(d)                                      0.33%     08/01/24       3,200          3,200,000
--------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (The Savannah Country Day School,
     Inc.); Series 2007, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                        0.33%     05/01/32       5,400          5,400,000
========================================================================================================
                                                                                              62,094,571
========================================================================================================


IDAHO-1.29%

  Custer (County of) (Standard Oil Co.); Series
     1983, VRD PCR(e)                                  0.75%     10/01/09      20,500         20,500,000
========================================================================================================


ILLINOIS-17.93%

  Aurora (City of) Kane, DuPage, Will & Kendall
     (Counties of) (Aurora University); Series
     2004, VRD Economic Development RB (LOC-Harris
     N.A.)(a)(b)                                       0.36%     03/01/35       7,450          7,450,000
--------------------------------------------------------------------------------------------------------
  Channahon (Village of) (Morris Hospital); Series
     2003 D, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)        0.31%     12/01/32       2,775          2,775,000
--------------------------------------------------------------------------------------------------------
  Chicago (City of); Series 1993 B, Ref. Unlimited
     Tax GO                                            5.00%     01/01/10       2,860          2,901,480
--------------------------------------------------------------------------------------------------------
  DuPage (County of) (Benet Academy Capital
     Building Project); Series 2000, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)(d)              0.33%     04/01/30       3,370          3,370,000
--------------------------------------------------------------------------------------------------------
  Elgin (City of) (Judson College); Series 2006,
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)      0.32%     06/01/36       7,870          7,870,000
--------------------------------------------------------------------------------------------------------
  Glendale Heights (Village of) (Glendale Lakes);
     Series 2000, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(b)                      0.35%     03/01/30      14,845         14,845,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Aurora Central Catholic High
     School); Series 1994, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                           0.41%     04/01/24       4,370          4,370,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Chicago Shakespeare Theater);
     Series 1999, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(d)                                    0.33%     01/01/19       4,100          4,100,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Embers Elementary School); Series
     2002, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(d)                                    0.33%     04/01/32       2,050          2,050,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Fenwick High School); Series 1997,
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)      0.32%     03/01/32      10,800         10,800,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Foundation for Safety & Health);
     Series 1992, VRD Safety Education RB
     (LOC-Bank of America, N.A.)(a)(b)(d)              0.35%     10/01/17       4,000          4,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Institute of Gas Technology);
     Series 1999, VRD IDR (LOC-Harris N.A.)(a)(b)      0.36%     09/01/24       1,600          1,600,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Museum of Contemporary Art);
     Series 1994, VRD RB (LOC-JPMorgan Chase Bank,
     N.A. & Northern Trust Co.)(a)(b)                  0.35%     02/01/29      27,200         27,200,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Providence-St. Mel School); Series
     2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     06/01/37       6,875          6,875,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Radiological Society of North
     America, Inc.); Series 1997, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(d)          0.32%     06/01/17       3,245          3,245,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (St. Ignatius College Prep.);
     Series 2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.41%     06/01/32       1,500          1,500,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Illinois (State of) Development Finance
     Authority (Uhlich Children's Home); Series
     2002, VRD IDR (LOC-Harris N.A.)(a)(b)             0.36%     10/01/33     $ 5,600     $    5,600,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Village of Oak Park Residence
     Corp.); Series 2001, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)(d)                           0.33%     07/01/41       3,500          3,500,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (West Central Illinois Educational
     Telecommunications Corp.); Series 2002, VRD
     RB (LOC-Bank of America, N.A.)(a)(b)              0.43%     09/01/32       3,320          3,320,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Cultural Pooled Financing
     Program); Series 1985, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                           0.36%     12/01/25       1,155          1,155,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Advocate
     Health Care Network);
     Series 2008 A-1, VRD RB(b)                        0.65%     11/01/30       9,465          9,465,000
--------------------------------------------------------------------------------------------------------
     Series 2008 A-2, VRD RB(b)                        0.75%     11/01/30      15,735         15,735,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Dominican
     University); Series 2006, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     03/01/36       2,735          2,735,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Joan W. &
     Irving B. Harris Theater for Music and
     Dance); Series 2005, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                              0.46%     03/01/40       3,050          3,050,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Latin
     School of Chicago);
     Series 2005 A, Ref. VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                           0.32%     08/01/28       8,675          8,675,000
--------------------------------------------------------------------------------------------------------
     Series 2005 B, Ref. VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                           0.32%     08/01/35       7,490          7,490,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Loyola
     University of Chicago Financing Program);
     Series 2008, Commercial Paper RN
     (LOC-JPMorgan Chase Bank, N.A.)(a)                0.50%     09/14/09      20,000         20,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Northwestern University); Series 2008 B, VRD
     RB(b)                                             0.60%     12/01/46      15,000         15,000,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Provena
     Health);
     Series 2009 C, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                 0.32%     08/15/44      20,000         20,000,000
--------------------------------------------------------------------------------------------------------
     Series 2009 D, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                 0.32%     08/15/44      12,500         12,500,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Sunshine
     Through Golf Foundation); Series 2004 A, VRD
     RB (LOC-Federal Home Loan Bank of
     Chicago)(a)(b)                                    0.33%     11/01/24       2,100          2,100,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Memorial Medical Center); Series 1985 C, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)          0.36%     01/01/16       6,530          6,530,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 C, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                 0.32%     08/01/15       9,850          9,850,000
--------------------------------------------------------------------------------------------------------
     Series 1985 D, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                 0.32%     08/01/15      15,200         15,200,000
--------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (The Cradle Society); Series 1998, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     04/01/33       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Naperville (City of) (DuPage Children's Museum);
     Series 2000, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     06/01/30       4,400          4,400,000
--------------------------------------------------------------------------------------------------------
  University of Illinois Board of Trustees (UIC
     South Campus Development); Series 2008, Ref.
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)      0.32%     01/15/22       9,500          9,500,000
========================================================================================================
                                                                                             285,756,480
========================================================================================================


INDIANA-2.90%

  Fort Wayne (City of) (University of Saint
     Francis); Series 2008, VRD Economic
     Development RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.30%     08/01/28       1,800          1,800,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Eiteljorg Museum of American Indians &
     Western Art, Inc.); Series 2004, VRD
     Educational Facilities RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                 0.32%     02/01/24       8,700          8,700,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indiana Historical Society, Inc.); Series
     1996, VRD Educational Facilities RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(d)          0.32%     08/01/31       1,600          1,600,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indianapolis Museum of Art, Inc.); Series
     2004, VRD Educational Facilities RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     02/01/39       6,400          6,400,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Educational Facilities
     Authority (Marian College); Series 2003, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)          0.32%     04/01/24       3,470          3,470,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

  Indiana (State of) Educational Facilities
     Authority (Wabash College); Series 2003, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)          0.35%     12/01/23     $ 3,850     $    3,850,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Clark Memorial Hospital); Series
     2004 A, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     04/01/24       6,400          6,400,000
--------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Community Hospitals); Series 1997
     A, VRD Hospital RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     07/01/27       8,000          8,000,000
--------------------------------------------------------------------------------------------------------
  Indianapolis (City of) Local Public Improvement
     Bond Bank; Series 2009 C, RN                      0.78%     01/15/10       6,050          6,050,000
========================================================================================================
                                                                                              46,270,000
========================================================================================================


IOWA-0.25%

  Iowa (State of) Finance Authority (Cedarwood
     Hills Apartments); Series 2001 A, VRD MFH RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)         0.32%     05/01/31       2,000          2,000,000
--------------------------------------------------------------------------------------------------------
  Iowa (State of) Finance Authority (Morningside
     College); Series 2002, VRD Private College
     Facility RB (LOC-U.S. Bank, N.A.)(a)(b)           0.37%     10/01/32       1,225          1,225,000
--------------------------------------------------------------------------------------------------------
  Iowa (State of) Finance Authority (YMCA &
     Rehabilitation Center); Series 2000, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                 0.38%     04/01/25         750            750,000
========================================================================================================
                                                                                               3,975,000
========================================================================================================


KANSAS-0.14%

  Olathe (City of) (YMCA of Greater Kansas City);
     Series 2002 B, VRD Recreational Facilities RB
     (LOC-Bank of America, N.A.)(a)(b)                 0.38%     11/01/18       2,235          2,235,000
========================================================================================================


LOUISIANA-2.27%

  Denham Springs (City of) Economic Development
     District (Bass Pro Shops);
     Series 2007 A, VRD Sales Tax Increment RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.34%     01/01/37       5,060          5,060,000
--------------------------------------------------------------------------------------------------------
     Series 2007 B, VRD Sales Tax Increment RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.34%     01/01/37      31,130         31,130,000
========================================================================================================
                                                                                              36,190,000
========================================================================================================


MARYLAND-3.01%

  Baltimore (County of) (Blue Circle Inc.); Series
     1992, Ref. VRD Economic Development RB
     (LOC-BNP Paribas)(a)(b)(e)                        0.32%     12/01/17       7,900          7,900,000
--------------------------------------------------------------------------------------------------------
  Baltimore (County of) (Metropolitan District);
     Series 2008, Commercial Paper BAN                 0.35%     10/07/09      17,000         17,000,000
--------------------------------------------------------------------------------------------------------
  Howard (County of) (Norbel School, Inc.); Series
     2001, VRD Economic Development RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                        0.33%     02/01/28       4,785          4,785,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (Associated Catholic Charities, Inc.
     Facility); Series 2004, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     10/01/29       1,400          1,400,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (Baltimore Symphony Endowment Trust); Series
     2008, VRD RB (LOC-PNC Bank, N.A.)(a)(b)           0.29%     11/01/28       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (eMerge, Inc.); Series 2006 A, Ref. VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     04/01/22       1,155          1,155,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (Providence Center, Inc. Facility); Series
     2005, VRD RB (LOC-PNC Bank, N.A.)(a)(b)           0.29%     05/03/27       2,805          2,805,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Archdiocese of
     Baltimore Schools); Series 2007, VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     07/01/37       1,840          1,840,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Bishop McNamara High
     School); Series 2007, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     07/01/32       4,050          4,050,000
--------------------------------------------------------------------------------------------------------
  Maryland (State of) Industrial Development
     Financing Authority (Baltimore International
     College Facility); Series 2005, VRD Economic
     Development RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                        0.33%     11/01/30       4,600          4,600,000
========================================================================================================
                                                                                              48,035,000
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
MASSACHUSETTS-2.52%

  Concord (Town of); Series 2009, School Unlimited
     Tax GO BAN                                        1.00%     01/28/10     $12,500     $   12,524,356
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (MassDevelopment CP Program 5); Series
     2007, Commercial Paper RN (LOC-TD Bank,
     N.A.)(a)                                          0.40%     10/06/09      17,600         17,600,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Harrington Memorial
     Hospital, Inc.); Series 2008 A, VRD RB
     (LOC-TD Bank, N.A.)(a)(b)                         0.31%     07/01/38       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Partners Healthcare
     System); Series 2008 H-1, Commercial Paper RB     0.45%     10/02/09       5,000          5,000,000
========================================================================================================
                                                                                              40,124,356
========================================================================================================


MICHIGAN-2.45%

  Michigan (State of) Housing Development
     Authority (Courtyards of Taylor Apartments);
     Series 2002 A, VRD Limited Obligation MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.32%     08/15/32       1,615          1,615,000
--------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Evangelical
     Homes of Michigan); Series 2008, VRD Limited
     Obligation RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.33%     05/01/37       9,800          9,800,000
--------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Michigan
     Heartland Goodwill Industries, Inc.); Series
     2005, VRD Limited Obligation RB (LOC-Bank of
     America, N.A.)(a)(b)                              0.33%     09/01/25       1,510          1,510,000
--------------------------------------------------------------------------------------------------------
  Saline (City of) Economic Development Corp.
     (Evangelical Homes of Michigan-Brecon
     Village); Series 1997, VRD Limited Obligation
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)          0.32%     11/01/25       9,300          9,300,000
--------------------------------------------------------------------------------------------------------
  Southfield (City of) Economic Development Corp.
     (Lawrence Technological University);
     Series 2000, VRD Limited Obligation RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     02/01/35       5,080          5,080,000
--------------------------------------------------------------------------------------------------------
     Series 2001, VRD Limited Obligation RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     10/01/31       5,505          5,505,000
--------------------------------------------------------------------------------------------------------
  Walled Lake (City of) Consolidated School
     District; Series 2000, School Building & Site
     Unlimited Tax GO(f)(g)                            5.13%     05/01/10       6,000          6,187,640
========================================================================================================
                                                                                              38,997,640
========================================================================================================


MINNESOTA-0.68%

  Burnsville (City of) (Bridgeway Apartments LP);
     Series 2003, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(b)                 0.32%     10/15/33       1,175          1,175,000
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Independent School District
     No. 14 (Fridley); Series 2009 B, Aid
     Anticipation Ctfs. of Indebtedness Unlimited
     Tax GO                                            1.25%     09/30/10       4,000          4,026,880
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Independent School District
     No. 316 (The Greenway Schools); Series 2009
     A, Aid Anticipation Ctfs. of Indebtedness
     Unlimited Tax GO                                  1.50%     09/10/10       3,000          3,026,820
--------------------------------------------------------------------------------------------------------
  Minnesota (State of) Tax & Aid Anticipation
     Borrowing Program (Minnesota School District
     Credit Enhancement Program); Series 2009, COP     2.00%     09/10/10       1,500          1,522,603
--------------------------------------------------------------------------------------------------------
  St. Paul (City of) Housing & Redevelopment
     Authority (Highland Ridge, LP); Series 2003,
     Ref. VRD MFH RB (CEP-Federal Home Loan
     Mortgage Corp.)(b)                                0.32%     10/01/33       1,050          1,050,000
========================================================================================================
                                                                                              10,801,303
========================================================================================================


MISSISSIPPI-3.54%

  Flowood (City of) (Reflection Pointe
     Apartments); Series 2001, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     05/15/31       5,780          5,780,000
--------------------------------------------------------------------------------------------------------
  Jackson (County of); Series 1994, Ref. VRD Water
     System Unlimited Tax GO (CEP-Chevron
     Corp.)(b)                                         0.46%     11/01/24      11,000         11,000,000
--------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Chevron U.S.A. Inc.); Series 2007 C, VRD
     Gulf Opportunity Zone IDR(b)                      0.45%     12/01/30      20,000         20,000,000
--------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (CPX Gulfport ES OPAG, LLC); Series 2007 A,
     VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)         0.29%     04/01/37      12,300         12,300,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
MISSISSIPPI-(CONTINUED)

  Mississippi (State of) Business Finance Corp.
     (CPX Gulfport OPAG, LLC); Series 2007 A, VRD
     RB (LOC-Wells Fargo Bank, N.A.)(a)(b)             0.29%     04/01/37     $ 1,500     $    1,500,000
--------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (King Edward Hotel); Series 2009, VRD Gulf
     Opportunity Zone RB (LOC-Federal Home Loan
     Bank of Atlanta)(a)(b)                            0.30%     05/01/39       5,900          5,900,000
========================================================================================================
                                                                                              56,480,000
========================================================================================================


MISSOURI-3.98%

  Hannibal (City of) Industrial Development
     Authority (Hannibal Regional Hospital);
     Series 2007, VRD Health Facilities RB
     (LOC-Bank of America, N.A.)(a)(b)                 0.43%     08/01/27       7,740          7,740,000
--------------------------------------------------------------------------------------------------------
  Kansas City (City of) Industrial Development
     Authority (Gatehouse Apartments); Series
     2001, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.32%     11/15/26       1,650          1,650,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Development Finance Board
     (Center of Creative Arts); Series 2004, VRD
     Cultural Facilities RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.44%     07/01/24       2,490          2,490,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Academie Lafayette);
     Series 2003, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.38%     02/01/28       1,340          1,340,000
--------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (The Children's Mercy
     Hospital); Series 2008 A, VRD RB (LOC-UBS
     A.G.)(a)(b)(e)                                    0.31%     05/15/32      15,920         15,920,000
--------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Sun River Village Apartments);
     Series 1985, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.43%     12/01/27      14,500         14,500,000
--------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Westchester Village Apartments);
     Series 2006, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(b)                 0.35%     04/15/27       5,600          5,600,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Sugar Pines Apartments); Series
     2006, Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.35%     04/15/27       9,170          9,170,000
--------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Westport Station Apartments);
     Series 2006, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(b)                 0.35%     04/15/27       4,970          4,970,000
========================================================================================================
                                                                                              63,380,000
========================================================================================================


NEW HAMPSHIRE-0.51%

  New Hampshire (State of) Health & Education
     Facilities Authority (Moore Center Services,
     Inc.); Series 2007, VRD RB (LOC-TD Bank,
     N.A.)(a)(b)                                       0.30%     09/01/37       4,180          4,180,000
--------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Riverbend Community
     Mental Health, Inc.); Series 2008, VRD RB
     (LOC-TD Bank, N.A.)(a)(b)                         0.30%     07/01/38       3,985          3,985,000
========================================================================================================
                                                                                               8,165,000
========================================================================================================


NEW MEXICO-0.64%

  Bernalillo (County of); Series 2009, TRAN            2.50%     06/30/10      10,000         10,166,307
========================================================================================================


NEW YORK-0.18%

  Dutchess (County of) Industrial Development
     Agency (Trinity-Pawling School Corp. Civic
     Facility); Series 2002, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     10/01/32       2,935          2,935,000
========================================================================================================


NORTH CAROLINA-7.41%

  Buncombe (County of) Industrial Facilities &
     Pollution Control Financing Authority (YMCA
     of Western North Carolina, Inc.); Series
     2001, VRD Recreational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.48%     11/01/23       3,530          3,530,000
--------------------------------------------------------------------------------------------------------
  Citibank Eagle Tax-Exempt Trust (North Carolina
     (State of) Capital Facilities Finance
     Agency); Series 2006-0139 A, VRD COP(b)(c)(d)     0.29%     10/01/41       2,900          2,900,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Asheville School, Inc.);
     Series 2002, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     04/01/27       3,345          3,345,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Barton College); Series 2004,
     VRD Educational Facilities RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                        0.33%     07/01/19       4,125          4,125,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

  North Carolina (State of) Capital Facilities
     Finance Agency (Gardner-Webb University);
     Series 2003, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.48%     07/01/23     $ 4,000     $    4,000,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Guilford College); Series
     2005 B, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                        0.33%     09/01/35       7,800          7,800,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (High Point University);
     Series 2008, VRD Educational Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     05/01/30       4,500          4,500,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Peace College of Raleigh,
     Inc.); Series 2004, VRD Educational
     Facilities RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     06/01/29       2,370          2,370,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Shaw University); Series
     2006, VRD Educational Facilities RB (LOC-Bank
     of America, N.A.)(a)(b)                           0.33%     10/01/26       6,165          6,165,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The O'Neal School); Series
     2007, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.33%     09/01/29       2,400          2,400,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The Summit School, Inc.);
     Series 2008, VRD Educational Facilities RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     06/01/33       5,200          5,200,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The YMCA of Greater
     Charlotte); Series 2007 B, VRD Recreational
     Facilities RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     04/01/29       6,400          6,400,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Cardinal Gibbons High
     School); Series 1999, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                              0.35%     08/01/14       2,980          2,980,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Gardner-Webb University);
     Series 1997, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)(d)                                    0.33%     07/01/17         900            900,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Queens College); Series 1999
     A, VRD RB (LOC-Bank of America, N.A.)(a)(b)       0.33%     03/01/19       4,825          4,825,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Roman Catholic Diocese of
     Charlotte, North Carolina); Series 2000, VRD
     RB (LOC-Wells Fargo Bank, N.A.)(a)(b)             0.33%     06/01/17       6,710          6,710,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Angel Medical Center, Inc.);
     Series 2007, VRD Health Care Facilities RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.33%     04/01/31       1,325          1,325,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Carolina Village, Inc.); Series
     2008 C, VRD Retirement Facilities First
     Mortgage RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     04/01/30       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Cornelia Nixon Davis Nursing
     Home, Inc.); Series 2003, VRD Health Care
     Facilities RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.48%     02/01/28       3,815          3,815,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Lincoln Health System); Series
     1996 A, VRD Hospital RB (LOC-Bank of America,
     N.A.)(a)(b)(d)                                    0.35%     04/01/16       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (WestCare Health System Obligated
     Group); Series 2002 A, VRD Hospital RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.33%     09/01/22       7,600          7,600,000
--------------------------------------------------------------------------------------------------------
  Union (County of); Series 2009, VRD Enterprise
     Systems RB (LOC-Bank of America, N.A.)(a)(b)      0.38%     06/01/34      10,000         10,000,000
--------------------------------------------------------------------------------------------------------
  University of North Carolina Board of Governors;
     Series 2006 A, Commercial Paper Bonds             0.35%     09/21/09      12,600         12,600,000
--------------------------------------------------------------------------------------------------------
     Series 2006 A, Commercial Paper Bonds             0.40%     10/08/09       6,650          6,650,000
--------------------------------------------------------------------------------------------------------
  Wake (County of); Series 2008, Unlimited Tax GO
     BAN(f)                                            3.50%     10/15/09       2,500          2,505,334
========================================================================================================
                                                                                             118,145,334
========================================================================================================


OHIO-3.89%

  Butler (County of) (CCAO Low Cost Capital Pooled
     Financing Program); Sr. Series 2005 A, VRD
     Capital Funding RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                       0.30%     06/01/35       9,260          9,260,000
--------------------------------------------------------------------------------------------------------
  Cleveland (City of) Municipal School District;
     Series 2008, School Improvement Unlimited Tax
     GO BAN                                            2.50%     09/30/09      12,500         12,513,319
--------------------------------------------------------------------------------------------------------
  Columbus (City of) City School District; Series
     2009 B, School Facilities Construction &
     Improvement Unlimited Tax GO BAN                  1.50%     12/16/09       2,000          2,004,596
--------------------------------------------------------------------------------------------------------
  Columbus (City of) Regional Airport Authority
     (OASBO Expanded Asset Pooled Financing
     Program); Sr. Series 2005, VRD Capital
     Funding RB (LOC-U.S. Bank, N.A.)(a)(b)            0.30%     07/01/35       7,070          7,070,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

  Dublin (City of) City School District; Series
     2009, School Construction Unlimited Tax GO
     BAN                                               2.00%     10/15/09     $ 2,700     $    2,704,383
--------------------------------------------------------------------------------------------------------
  Hamilton (County of) (Drake Center, Inc.);
     Series 1999 A, VRD Hospital Facilities RB
     (LOC-U.S. Bank, N.A.)(a)(b)                       0.30%     06/01/19       5,475          5,475,000
--------------------------------------------------------------------------------------------------------
  Lorain (County of) (EMH Regional Medical
     Center); Series 2008, Ref. VRD Hospital
     Facilities RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.30%     11/01/21       6,130          6,130,000
--------------------------------------------------------------------------------------------------------
  Lorain (County of) Port Authority (St. Ignatius
     High School); Series 2008, VRD Educational
     Facilities RB (LOC-U.S. Bank, N.A.)(a)(b)         0.30%     08/02/38       2,050          2,050,000
--------------------------------------------------------------------------------------------------------
  Ohio (State of) (Goodwill Industries of the
     Miami Valley); Series 2003, VRD Economic
     Development RB (LOC-PNC Bank, N.A.)(a)(b)         0.29%     06/01/23       7,320          7,320,000
--------------------------------------------------------------------------------------------------------
  Ohio (State of) Higher Educational Facility
     Commission (Cleveland Institute of Music);
     Series 2005, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     05/01/30       2,500          2,500,000
--------------------------------------------------------------------------------------------------------
  Vandalia-Butler City School District;
     Series 2009 A, School Improvement Unlimited
     Tax GO BAN                                        1.50%     03/01/10       2,000          2,007,389
--------------------------------------------------------------------------------------------------------
     Series 2009 B, School Improvement Unlimited
     Tax GO BAN                                        1.50%     03/01/10       3,000          3,011,120
========================================================================================================
                                                                                              62,045,807
========================================================================================================


OKLAHOMA-1.61%

  Oklahoma (County of) Finance Authority (Oxford
     Oaks, Watersedge & Gardens at Reding
     Apartments); Series 2000, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     07/15/30      23,695         23,695,000
--------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Industries Authority
     (Oklahoma Christian University); Series 2005,
     VRD Educational Facility RB (LOC-Bank of
     America, N.A.)(a)(b)                              0.42%     12/01/35       2,000          2,000,000
========================================================================================================
                                                                                              25,695,000
========================================================================================================


OREGON-1.55%

  Portland (City of) (The South Park Block);
     Series 1988 A, Ref. VRD MFH RB (LOC-Harris
     N.A.)(a)(b)                                       0.30%     12/01/11      10,750         10,750,000
--------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Oregon (State of)
     Department of Administrative Services);
     Series 11742, VRD COP(b)(c)(d)                    0.42%     05/01/32      14,000         14,000,000
========================================================================================================
                                                                                              24,750,000
========================================================================================================


PENNSYLVANIA-5.17%

  Allegheny (County of) Hospital Development
     Authority (Central Blood Bank); Series 1992,
     VRD Health Facilities RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     12/01/10       2,225          2,225,000
--------------------------------------------------------------------------------------------------------
  Allegheny (County of) Hospital Development
     Authority (The Children's Home of
     Pittsburgh); Series 2006 B, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                 0.29%     06/01/35       5,250          5,250,000
--------------------------------------------------------------------------------------------------------
  Allegheny (County of) Industrial Development
     Authority (Eleven Parkway Center Associates);
     Series 1992, Ref. VRD Commercial Development
     RB (LOC-PNC Bank, N.A.)(a)(b)                     0.29%     12/15/12       1,795          1,795,000
--------------------------------------------------------------------------------------------------------
  Allegheny (County of) Industrial Development
     Authority (Oakland Catholic High School);
     Series 2007, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     06/01/38       1,440          1,440,000
--------------------------------------------------------------------------------------------------------
  Allegheny (County of) Industrial Development
     Authority (United Jewish Federation of
     Greater Pittsburgh); Series 1995 B, VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)(d)                     0.29%     10/01/25       3,150          3,150,000
--------------------------------------------------------------------------------------------------------
  Benzinger (Township of) Hospital Authority (Elk
     Regional Health System); Series 2000, VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     12/01/30       1,240          1,240,000
--------------------------------------------------------------------------------------------------------
  Butler (County of) General Authority (New Castle
     Area School District); Series 2009 A, VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     03/01/29       3,140          3,140,000
--------------------------------------------------------------------------------------------------------
  Cumberland (County of) Municipal Authority
     (LSN/TLS Obligated Group); Series 2003 A, VRD
     RB (LOC-Wells Fargo Bank, N.A.)(a)(b)             0.33%     01/01/33       1,050          1,050,000
--------------------------------------------------------------------------------------------------------
  Fayette (County of) Hospital Authority (Mt.
     Macrina Manor); Series 2002, Ref. VRD Sr.
     Health & Housing Facilities RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.39%     09/01/18       3,065          3,065,000
--------------------------------------------------------------------------------------------------------
  Haverford (Township of) School District; Series
     2009, VRD Limited Tax GO (LOC-TD Bank,
     N.A.)(a)(b)                                       0.30%     03/01/30       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Hazleton (City of) Area Industrial Development
     Authority (MMI Preparatory School); Series
     1999, VRD RB (LOC-PNC Bank, N.A.)(a)(b)(d)        0.29%     10/01/24       2,650          2,650,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

  Lebanon (County of) Health Facilities Authority
     (E.C.C. Retirement Village); Series 2000, VRD
     RB (LOC-PNC Bank, N.A.)(a)(b)                     0.32%     10/15/25     $ 9,315     $    9,315,000
--------------------------------------------------------------------------------------------------------
  Luzerne (County of) Convention Center Authority;
     Series 2008 A, VRD Hotel Room Rental Tax RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     09/01/28       2,480          2,480,000
--------------------------------------------------------------------------------------------------------
  Luzerne (County of) Industrial Development
     Authority; Series 2005, VRD Gtd. Lease RB
     (LOC-PNC Bank, N.A.)(a)(b)                        0.29%     11/01/26       2,400          2,400,000
--------------------------------------------------------------------------------------------------------
  Montgomery (County of) Industrial Development
     Authority (LaSalle College High School);
     Series 2008, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     11/01/38       1,875          1,875,000
--------------------------------------------------------------------------------------------------------
  Northeastern Pennsylvania (Region of) Hospital &
     Education Authority (Danville Area School
     District); Series 2009, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                       0.29%     05/01/38       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Mercy Health System of
     Southeastern Pennsylvania); Series 1999 E-1,
     VRD RB (LOC-PNC Bank, N.A.)(a)(b)                 0.29%     09/01/19       1,100          1,100,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development
     Financing Authority (Pennsylvania Treasury
     Department Hospital Enhancement Loan Program-
     J.C. Blair Memorial Hospital); Series 2007 A-
     1, VRD RB (LOC-PNC Bank, N.A.)(a)(b)              0.29%     03/01/19       3,470          3,470,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Kings
     College); Series 2003 L-2, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                 0.29%     05/01/18       1,660          1,660,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Mercyhurst
     College); Series 1999 E-1, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                 0.29%     11/01/19       1,485          1,485,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Moore College
     of Art & Design); Series 2000 F-1, VRD RB
     (LOC-PNC Bank, N.A.)(a)(b)(d)                     0.29%     05/01/20       2,050          2,050,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Rosemont
     College); Series 2004 O, VRD RB (LOC-Wells
     Fargo Bank, N.A.)(a)(b)                           0.31%     11/01/34       5,500          5,500,000
--------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-The Waynesburg
     College); Series 2004 N-2, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                 0.29%     05/01/34       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Quakertown (Borough of) General Authority
     (Pooled Financing Program); Series 1996 A,
     VRD RB (LOC-PNC Bank, N.A.)(a)(b)                 0.31%     07/01/26       4,010          4,010,000
--------------------------------------------------------------------------------------------------------
  Ridley (Township of) School District; Series
     2009, VRD Unlimited Tax GO (LOC-TD Bank,
     N.A.)(a)(b)                                       0.30%     11/01/29       3,000          3,000,000
--------------------------------------------------------------------------------------------------------
  Upper Dauphin Industrial Development Authority
     (United Church of Christ Homes, Inc.); Series
     2001, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     12/01/26       6,000          6,000,000
========================================================================================================
                                                                                              82,350,000
========================================================================================================


RHODE ISLAND-0.94%

  Rhode Island (State of) & Providence
     Plantations; Series 2009, Unlimited GO TAN        2.50%     06/30/10       7,425          7,546,271
--------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (St. Andrew's School); Series
     1999, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)          0.34%     12/01/29       7,375          7,375,000
========================================================================================================
                                                                                              14,921,271
========================================================================================================


SOUTH CAROLINA-3.38%

  Charleston (County of); Series 2009 B, Ref.
     Unlimited Tax GO                                  2.00%     08/01/10       1,200          1,214,193
--------------------------------------------------------------------------------------------------------
  JPMorgan Chase PUTTERs (Berkeley (County of)
     School District); Series 2008-3253, VRD
     School Building Unlimited Tax GO(b)(c)(d)         0.44%     01/15/10       5,090          5,090,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Non-profit Institutions
     of Higher Learning (Columbia College); Series
     2001, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.38%     12/01/22       7,900          7,900,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Non-profit Institutions
     of Higher Learning (Morris College); Series
     1997, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(d)                                    0.38%     07/01/17         800            800,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Housing Finance &
     Development Authority (Runaway Bay
     Apartments); Series 2005, Ref. VRD MFH Rental
     RB (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     11/15/35       7,465          7,465,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

  South Carolina (State of) Jobs-Economic
     Development Authority (Heathwood Hall
     Episcopal School); Series 2001, VRD RB
     (LOC-Wells Fargo Bank, N.A.)(a)(b)                0.33%     08/01/29     $ 1,200     $    1,200,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Lexington-Richland
     Alcohol & Drug Abuse Council Inc.); Series
     2009, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                        0.33%     05/01/39       4,500          4,500,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Porter-Gaud School);
     Series 2008, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     12/01/33      12,000         12,000,000
--------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (YMCA of Greenville);
     Series 2007, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     03/01/28       8,652          8,652,000
--------------------------------------------------------------------------------------------------------
  Spartanburg (County of) School District No. 2;
     Series 2009, Unlimited Tax GO                     3.00%     04/01/10       5,000          5,073,783
========================================================================================================
                                                                                              53,894,976
========================================================================================================


TENNESSEE-0.98%

  Chattanooga (City of) Health, Educational &
     Housing Facility Board (Windridge
     Apartments); Series 2003 A, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     05/15/33       3,175          3,175,000
--------------------------------------------------------------------------------------------------------
  Jackson (City of) Health, Educational & Housing
     Facility Board (Post House Jackson
     Apartments); Series 2002, Ref. VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     10/15/32       3,970          3,970,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Hickory Trace Apartments);
     Series 2003, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(b)                      0.35%     03/01/33       4,750          4,750,000
--------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (The Park at Hermitage);
     Series 2004, Ref. VRD MFH RB (CEP-Federal
     National Mortgage Association)(b)                 0.30%     02/15/34       3,695          3,695,000
========================================================================================================
                                                                                              15,590,000
========================================================================================================


TEXAS-8.99%

  Arlington (City of);
     Series 2005 A, GO Commercial Paper Notes          0.40%     10/02/09       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
     Series 2005 A, GO Commercial Paper Notes          0.45%     10/14/09       7,500          7,500,000
--------------------------------------------------------------------------------------------------------
  Austin (City of) Housing Finance Corp. (Stassney
     Woods Apartments); Series 2004 A, Ref. VRD
     MFH RB (CEP-Federal National Mortgage
     Association)(b)                                   0.30%     10/15/32       3,350          3,350,000
--------------------------------------------------------------------------------------------------------
  Bexar (County of) Housing Finance Corp.
     (Northwest Trails Apartments); Series 2004,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.32%     12/15/34       3,130          3,130,000
--------------------------------------------------------------------------------------------------------
  Dallas (County of) Community College District;
     Series 2009, Limited Tax GO                       1.50%     02/15/10       1,975          1,983,941
--------------------------------------------------------------------------------------------------------
  Denton (City of); Series 2009, Ref. Limited Tax
     GO                                                4.00%     02/15/10       1,325          1,344,946
--------------------------------------------------------------------------------------------------------
  Garland (City of); Series 2008, GO Commercial
     Paper Notes                                       0.40%     09/03/09      17,000         17,000,000
--------------------------------------------------------------------------------------------------------
  Gulf Coast Industrial Development Authority
     (Petrounited Terminals, Inc.); Series 1989,
     Ref. VRD RB (LOC-BNP Paribas)(a)(b)(d)(e)         0.32%     11/01/19       3,600          3,600,000
--------------------------------------------------------------------------------------------------------
  Harris (County of) Cultural Education Facilities
     Finance Corp. (Methodist Hospital System);
     Series 2009 C-1, Ref. RB                          0.55%     01/05/10       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Hockley (County of) Industrial Development Corp.
     (Amoco Corp.);
     Series 1983, VRD PCR(b)(e)                        0.75%     03/01/14      29,000         29,000,000
--------------------------------------------------------------------------------------------------------
     Series 1985, VRD PCR(b)(e)                        0.72%     11/01/19       9,000          9,000,000
--------------------------------------------------------------------------------------------------------
  Houston (City of) Higher Education Finance Corp.
     (Tierwester Oaks & Richfield Manor); Series
     2003 A, VRD Housing RB (LOC-Bank of New York
     Mellon)(a)(b)                                     1.20%     03/01/33       5,820          5,820,000
--------------------------------------------------------------------------------------------------------
  JPMorgan Chase PUTTERs (Spring Branch
     Independent School District); Series 2009-
     3377, VRD Limited Tax Schoolhouse GO(b)(c)(d)     0.34%     02/01/15       2,250          2,250,000
--------------------------------------------------------------------------------------------------------
  McKinney (City of) Independent School District;
     Series 2009, Ref. School Building Unlimited
     Tax GO                                            4.00%     02/15/10       4,645          4,715,227
--------------------------------------------------------------------------------------------------------
  Metropolitan Higher Education Authority
     (University of Dallas); Series 1999, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.38%     05/01/19       9,100          9,100,000
--------------------------------------------------------------------------------------------------------
  San Gabriel (City of) Health Facilities
     Development Corp. (YMCA of Greater Williamson
     County); Series 2005, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                           0.32%     04/01/26       4,805          4,805,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Tarrant (County of) Cultural Education
     Facilities Finance Corp. (Forth Worth Museum
     of Science & History); Series 2008, VRD
     Incremental Draw RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)(d)                                    0.33%     06/01/38     $19,000     $   19,000,000
--------------------------------------------------------------------------------------------------------
  Tarrant (County of) Housing Finance Corp.
     (Sierra Springs Apartments); Series 1999,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.32%     02/15/27       7,760          7,760,000
--------------------------------------------------------------------------------------------------------
  Travis (County of); Series 2008, Limited Tax GO
     Ctfs.                                             3.25%     03/01/10       2,000          2,024,793
========================================================================================================
                                                                                             143,383,907
========================================================================================================


UTAH-0.17%

  Duchesne School District Municipal Building
     Authority; Series 2005, VRD Lease RB
     (LOC-U.S. Bank, N.A.)(a)(b)                       0.28%     06/01/21       2,700          2,700,000
========================================================================================================


VIRGINIA-3.41%

  Alexandria (City of) Industrial Development
     Authority (Institute for Defense Analyses);
     Series 2006, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                  0.34%     10/01/35       9,875          9,875,000
--------------------------------------------------------------------------------------------------------
  Charlottesville (City of) Industrial Development
     Authority (University of Virginia
     Foundation); Series 2006 B, VRD Educational
     Facilities RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.32%     12/01/37       2,930          2,930,000
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Economic Development
     Authority (Capital Hospice); Series 2009, VRD
     Health Care Facilities RB (LOC-Branch Banking
     & Trust Co.)(a)(b)                                0.33%     01/01/34       6,050          6,050,000
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Economic Development
     Authority (Vienna II Metrorail Station);
     First Series 1999, Parking RB(f)(g)               6.00%     09/01/09       1,650          1,683,000
--------------------------------------------------------------------------------------------------------
     First Series 1999, Parking RB(f)(g)               6.00%     09/01/09       1,750          1,785,000
--------------------------------------------------------------------------------------------------------
  Fairfax (County of) Industrial Development
     Authority (Inova Health System Foundation);
     Series 2009 A, Health Care RB                     3.00%     05/15/10       3,000          3,049,218
--------------------------------------------------------------------------------------------------------
  Newport News (City of) Industrial Development
     Authority (Christopher Newport University
     Foundations); Series 2006, VRD Educational
     Facilities RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.33%     08/01/36       2,035          2,035,000
--------------------------------------------------------------------------------------------------------
  Norfolk (City of) Economic Development Authority
     (Sentara Healthcare); Series 2009 A, Ref. VRD
     Hospital Facilities RB(b)                         0.70%     11/01/34       5,000          5,000,000
--------------------------------------------------------------------------------------------------------
  Peninsula (Port of) Authority (Dominion
     Terminals Associates); Series 1987 C, Ref.
     VRD Coal Terminal RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                       0.35%     07/01/16       9,000          9,000,000
--------------------------------------------------------------------------------------------------------
  Suffolk (City of) Redevelopment & Housing
     Authority (Oak Springs Apartments, L.L.C.);
     Series 1999, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(b)                      0.34%     12/01/19       1,390          1,390,000
--------------------------------------------------------------------------------------------------------
  Virginia (State of) Public School Authority;
     Series 2009 IX, School Educational Technology
     RN                                                1.50%     04/15/10      11,460         11,534,078
========================================================================================================
                                                                                              54,331,296
========================================================================================================


WASHINGTON-1.98%

  King (County of) Renton School District No. 403;
     Series 2009, Ref. Unlimited Tax GO                5.00%     12/01/09       3,650          3,689,704
--------------------------------------------------------------------------------------------------------
  King (County of) Seattle School District No. 1;
     Series 2007 A, Limited Tax GO                     4.00%     12/01/09       4,545          4,584,829
--------------------------------------------------------------------------------------------------------
  Seattle (City of) Housing Authority (Bayview
     Manor); Series 1994 B, VRD Low-Income Housing
     Assistance RB (LOC-U.S. Bank, N.A.)(a)(b)         0.37%     05/01/19       2,480          2,480,000
--------------------------------------------------------------------------------------------------------
  Seattle (Port of) Industrial Development Corp.
     (Sysco Food Services of Seattle, Inc.);
     Series 1994, Ref. VRD RB(b)                       0.33%     11/01/25       8,000          8,000,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Higher Education
     Facilities Authority (Cornish College of the
     Arts); Series 2003 A, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                              0.40%     12/01/33       1,000          1,000,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Gonzaga Preparatory School, Inc.); Series
     2003, VRD Non-profit RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.38%     09/01/33       1,200          1,200,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Olympic Heights Apartments); Series 2002,
     Ref. VRD MFH RB (CEP-Federal National
     Mortgage Association)(b)                          0.32%     09/15/20       5,165          5,165,000
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

  Washington (State of) Housing Finance Commission
     (Valley View Apartments); Series 2002, Ref.
     VRD MFH RB (CEP-Federal National Mortgage
     Association)(b)                                   0.32%     09/15/20     $ 2,880     $    2,880,000
--------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (YMCA of Columbia-Willamette); Series 1999,
     VRD Non-profit RB (LOC-U.S. Bank, N.A.)(a)(b)     0.28%     08/01/24       2,500          2,500,000
========================================================================================================
                                                                                              31,499,533
========================================================================================================


WISCONSIN-3.89%

  Marathon (County of); Series 2009 A, Unlimited
     Tax GO Promissory Notes                           2.50%     12/01/09       2,835          2,847,343
--------------------------------------------------------------------------------------------------------
  Milwaukee (City of) Redevelopment Authority
     (University of Wisconsin-Milwaukee
     Kenilworth); Series 2005, VRD Lease RB
     (LOC-U.S. Bank, N.A.)(a)(b)                       0.39%     09/01/40       6,375          6,375,000
--------------------------------------------------------------------------------------------------------
  Milwaukee (City of); Series 2005 V-8, VRD
     Corporate Purpose Unlimited Tax GO(b)             0.32%     02/01/25      20,200         20,200,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Concordia University of
     Wisconsin, Inc.); Series 2009, Ref. VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.39%     05/01/39       4,000          4,000,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Indian Community School
     of Milwaukee, Inc.);
     Series 2006, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     12/01/36       7,000          7,000,000
--------------------------------------------------------------------------------------------------------
     Series 2007, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.32%     12/01/36      11,000         11,000,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Jewish Home & Care
     Center, Inc.); Series 2006, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.32%     03/01/36       6,500          6,500,000
--------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Lawrence University of
     Wisconsin); Series 2009, Ref. VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             0.39%     02/01/39       4,145          4,145,000
========================================================================================================
                                                                                              62,067,343
========================================================================================================
TOTAL INVESTMENTS(h)(i)-100.27% (Cost
  $1,598,366,493)                                                                          1,598,366,493
========================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.27)%                                                         (4,289,963)
========================================================================================================
NET ASSETS-100.00%                                                                        $1,594,076,530
________________________________________________________________________________________________________
========================================================================================================




Investment Abbreviations:

BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
Gtd.     - Guaranteed
IDR      - Industrial Development Revenue Bonds
LOC      - Letter of Credit
MFH      - Multi-Family Housing
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax-Exempt Receipts
RB       - Revenue Bonds
Ref.     - Refunding
RN       - Revenue Notes
Sr.      - Senior
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


Notes to Schedule of Investments:

(a) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(b) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(c) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2009 was $114,980,000, which represented 7.21% of the Fund's Net Assets.
(e) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(f) Advance refunded; secured by an escrow fund of U.S. Government obligations.
(g) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)   Also represents cost for federal income tax purposes.
(i) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

     ENTITIES                                                                           PERCENTAGE
     ---------------------------------------------------------------------------------------------
     JPMorgan Chase Bank, N.A.                                                             21.1%
     ---------------------------------------------------------------------------------------------
     Wells Fargo Bank, N.A.                                                                 9.5
     ---------------------------------------------------------------------------------------------
     Branch Banking & Trust Co.                                                             7.8
     ---------------------------------------------------------------------------------------------
     Bank of America, N.A.                                                                  7.5
     ---------------------------------------------------------------------------------------------
     Federal National Mortgage Association                                                  7.5
     ---------------------------------------------------------------------------------------------
     PNC Bank, N.A.                                                                         5.9
     _____________________________________________________________________________________________
     =============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2009



                                                                                                                  GOVERNMENT
                                    LIQUID ASSETS       STIC PRIME          TREASURY           GOVERNMENT        TAXADVANTAGE
                                      PORTFOLIO          PORTFOLIO         PORTFOLIO       & AGENCY PORTFOLIO      PORTFOLIO
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------

ASSETS:

Investments, at value and cost     $29,314,843,912    $4,142,704,482    $ 9,991,829,470      $ 6,647,854,365     $640,070,361
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Repurchase agreements, at value
  and cost                           2,567,529,081       324,090,075     11,770,123,131        8,316,063,065               --
================================   ===============    ==============    ===============    ==================    ============
     Total investments, at value
       and cost                     31,882,372,993     4,466,794,557     21,761,952,601       14,963,917,430      640,070,361
================================   ===============    ==============    ===============    ==================    ============
Cash                                            --            12,771                 --               13,390           49,975
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Receivables for:
  Investments sold                      12,365,166                --                 --                   --               --
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Interest                              21,720,578           158,106            284,695            1,799,831          297,791
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Fund expenses absorbed                   377,594           364,749          1,897,113              394,533           35,265
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Investment for trustee deferred
  compensation and retirement
  plans                                    395,400           201,113            174,044               63,265           38,053
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Other assets                               727,855           344,649            256,289              255,768           25,326
________________________________   _______________    ______________    _______________    __________________    ____________
================================   ===============    ==============    ===============    ==================    ============
     Total assets                   31,917,959,586     4,467,875,945     21,764,564,742       14,966,444,217      640,516,771
________________________________   _______________    ______________    _______________    __________________    ____________
================================   ===============    ==============    ===============    ==================    ============


LIABILITIES:

Payables for:
  Investments purchased                598,633,396                --        464,462,884                   --               --
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Fund shares reacquired                        55                --                 --                   --               --
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Amount due custodian                     393,627                --                 --                   --               --
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Dividends                              8,056,914           303,253            991,730            2,097,255           40,441
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Accrued fees to affiliates             1,271,009           476,652          2,353,175              872,068           95,436
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
  Accrued operating expenses               357,586           112,673            261,793               34,901           38,623
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Trustee deferred compensation
  and retirement plans                   2,575,874         1,023,739          1,110,978              440,524           79,798
================================   ===============    ==============    ===============    ==================    ============
     Total liabilities                 611,288,461         1,916,317        469,180,560            3,444,748          254,298
================================   ===============    ==============    ===============    ==================    ============
Net assets applicable to shares
  outstanding                      $31,306,671,125    $4,465,959,628    $21,295,384,182      $14,962,999,469     $640,262,473
________________________________   _______________    ______________    _______________    __________________    ____________
================================   ===============    ==============    ===============    ==================    ============


NET ASSETS CONSIST OF:

Shares of beneficial interest      $31,304,242,545    $4,464,875,266    $21,294,087,404      $14,962,479,481     $640,205,651
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Undistributed net investment
  income                                 2,304,696           779,191            796,235              273,795           40,011
--------------------------------   ---------------    --------------    ---------------    ------------------    ------------
Undistributed net realized gain
  (loss)                                   123,884           305,171            500,543              246,193           16,811
================================   ===============    ==============    ===============    ==================    ============
                                   $31,306,671,125    $4,465,959,628    $21,295,384,182      $14,962,999,469     $640,262,473
________________________________   _______________    ______________    _______________    __________________    ____________
================================   ===============    ==============    ===============    ==================    ============
                                      TAX-FREE
                                    CASH RESERVE
                                      PORTFOLIO
--------------------------------   --------------

ASSETS:

Investments, at value and cost     $1,598,366,493
--------------------------------   --------------
Repurchase agreements, at value
  and cost                                     --
================================   ==============
     Total investments, at value
       and cost                     1,598,366,493
================================   ==============
Cash                                           --
--------------------------------   --------------
Receivables for:
  Investments sold                      3,225,000
--------------------------------   --------------
  Interest                              1,983,372
--------------------------------   --------------
  Fund expenses absorbed                  134,725
--------------------------------   --------------
Investment for trustee deferred
  compensation and retirement
  plans                                    72,322
--------------------------------   --------------
Other assets                              158,926
________________________________   ______________
================================   ==============
     Total assets                   1,603,940,838
________________________________   ______________
================================   ==============


LIABILITIES:

Payables for:
  Investments purchased                 8,254,380
--------------------------------   --------------
  Fund shares reacquired                       --
--------------------------------   --------------
  Amount due custodian                    891,166
--------------------------------   --------------
  Dividends                               100,732
--------------------------------   --------------
  Accrued fees to affiliates              168,446
--------------------------------   --------------
  Accrued operating expenses               69,796
--------------------------------   --------------
Trustee deferred compensation
  and retirement plans                    379,788
================================   ==============
     Total liabilities                  9,864,308
================================   ==============
Net assets applicable to shares
  outstanding                      $1,594,076,530
________________________________   ______________
================================   ==============


NET ASSETS CONSIST OF:

Shares of beneficial interest      $1,594,119,445
--------------------------------   --------------
Undistributed net investment
  income                                       --
--------------------------------   --------------
Undistributed net realized gain
  (loss)                                  (42,915)
================================   ==============
                                   $1,594,076,530
________________________________   ______________
================================   ==============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        SHORT-TERM INVESTMENTS TRUST

August 31, 2009


                                                                                                GOVERNMENT       GOVERNMENT
                                       LIQUID ASSETS       STIC PRIME          TREASURY          & AGENCY       TAXADVANTAGE
                                         PORTFOLIO          PORTFOLIO         PORTFOLIO          PORTFOLIO        PORTFOLIO
-----------------------------------   ---------------    --------------    ---------------    --------------    ------------


NET ASSETS:

Institutional Class                   $20,264,356,102    $2,573,720,722    $ 4,882,281,593    $9,814,844,729    $535,957,119
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Private Investment Class              $   748,744,103    $  429,979,208    $ 2,267,918,987    $  781,263,504    $ 42,922,415
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Personal Investment Class             $   145,662,783    $  181,407,070    $   211,723,223    $   17,751,988    $ 12,116,971
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Cash Management Class                 $ 3,194,408,070    $  914,098,732    $11,498,816,775    $1,924,915,875    $ 25,730,669
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Reserve Class                         $    73,019,998    $    9,340,596    $    29,733,920    $  139,398,750    $  5,747,244
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Resource Class                        $   800,343,006    $  223,531,605    $   365,409,087    $  486,522,012    $ 17,773,495
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Corporate Class                       $ 6,080,137,063    $  133,881,695    $ 2,039,500,597    $1,798,302,611    $     14,560
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                    20,262,455,303     2,574,138,897      4,881,891,723     9,814,575,825     535,893,705
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Private Investment Class                  748,686,863       430,049,832      2,267,818,160       781,207,982      42,942,208
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Personal Investment Class                 145,650,283       181,347,021        211,638,281        17,748,109      12,117,440
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Cash Management Class                   3,194,079,649       914,061,537     11,498,193,426     1,924,832,638      25,725,110
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Reserve Class                              73,017,223         9,341,830         29,708,952       139,398,619       5,745,387
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Resource Class                            800,303,906       223,502,841        365,351,864       486,480,032      17,770,627
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Corporate Class                         6,080,048,816       133,863,292      2,039,474,554     1,798,271,508          14,560
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
Net asset value, offering and
  redemption price per share for
  each class                          $          1.00    $         1.00    $          1.00    $         1.00    $       1.00
___________________________________   _______________    ______________    _______________    ______________    ____________
===================================   ===============    ==============    ===============    ==============    ============
                                        TAX-FREE
                                      CASH RESERVE
                                        PORTFOLIO
-----------------------------------   ------------


NET ASSETS:

Institutional Class                   $829,400,479
___________________________________   ____________
===================================   ============
Private Investment Class              $206,397,720
___________________________________   ____________
===================================   ============
Personal Investment Class             $  7,414,448
___________________________________   ____________
===================================   ============
Cash Management Class                 $360,427,435
___________________________________   ____________
===================================   ============
Reserve Class                         $ 14,830,931
___________________________________   ____________
===================================   ============
Resource Class                        $129,077,653
___________________________________   ____________
===================================   ============
Corporate Class                       $ 46,527,864
___________________________________   ____________
===================================   ============


SHARES OUTSTANDING, $0.01 PAR VALUE
  PER SHARE,
  UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                    829,359,918
___________________________________   ____________
===================================   ============
Private Investment Class               206,376,863
___________________________________   ____________
===================================   ============
Personal Investment Class                7,410,508
___________________________________   ____________
===================================   ============
Cash Management Class                  360,443,603
___________________________________   ____________
===================================   ============
Reserve Class                           14,827,667
___________________________________   ____________
===================================   ============
Resource Class                         129,071,970
___________________________________   ____________
===================================   ============
Corporate Class                         46,545,423
___________________________________   ____________
===================================   ============
Net asset value, offering and
  redemption price per share for
  each class                          $       1.00
___________________________________   ____________
===================================   ============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the year ended August 31, 2009



                                                                                       GOVERNMENT &     GOVERNMENT       TAX-FREE
                                       LIQUID ASSETS     STIC PRIME      TREASURY         AGENCY       TAXADVANTAGE    CASH RESERVE
                                         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------

INVESTMENT INCOME:

Interest                                $328,794,854    $70,351,228    $118,800,880     $86,956,379     $2,639,599      $32,064,698
====================================   =============    ===========    ============    ============    ============    ============


EXPENSES:

Advisory fees                             37,035,041      9,571,678      34,591,158      11,784,895        728,250        5,159,907
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Administrative services fees               1,250,701        701,433       1,201,823         863,547        152,498          529,144
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Custodian fees                             1,009,624        279,337         968,242         396,708         17,624          117,837
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Distribution fees:
  Private Investment Class                 3,561,154      2,772,949       8,079,641       3,754,826        222,350        1,162,151
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Personal Investment Class                1,010,252      2,319,285       2,563,282         175,721        125,690           73,331
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Cash Management Class                    2,864,181      1,240,081      11,689,077       1,793,949         22,267          633,670
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Reserve Class                              494,372        193,661         464,229       1,432,976         79,511          221,709
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Resource Class                           1,741,399        582,661       1,041,867       1,287,690         55,066          385,744
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
  Corporate Class                            906,814        138,631         635,149         326,299             29           29,811
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Transfer agent fees                        2,222,102        574,301       2,075,469       1,060,640         36,195          220,946
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Trustees' and officers' fees and
  benefits                                   784,923        239,859         723,069         351,974         28,916          105,685
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Treasury Guarantee Program Fee             8,035,286      2,847,846       5,378,059       2,195,222         86,800        1,142,712
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Other                                      1,414,496        483,465       1,089,755         489,752        161,431          366,516
====================================   =============    ===========    ============    ============    ============    ============
     Total expenses                       62,330,345     21,945,187      70,500,820      25,914,199      1,716,627       10,149,163
====================================   =============    ===========    ============    ============    ============    ============
Less: Fees waived and expenses
  reimbursed                             (15,530,500)    (7,002,115)    (22,753,253)     (3,998,491)      (879,243)      (2,057,670)
====================================   =============    ===========    ============    ============    ============    ============
     Net expenses                         46,799,845     14,943,072      47,747,567      21,915,708        837,384        8,091,493
====================================   =============    ===========    ============    ============    ============    ============
Net investment income                    281,995,009     55,408,156      71,053,313      65,040,671      1,802,215       23,973,205
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Net realized gain (loss) from
  Investment securities*                     123,884        305,215         500,543         246,194         16,810          (22,317)
------------------------------------   -------------    -----------    ------------    ------------    ------------    ------------
Net increase in net assets resulting
  from operations                       $282,118,893    $55,713,371    $ 71,553,856     $65,286,865     $1,819,025      $23,950,888
____________________________________   _____________    ___________    ____________    ____________    ____________    ____________
====================================   =============    ===========    ============    ============    ============    ============


* Includes net gains (losses) from securities sold to affiliates of $(23,999) for STIC Prime Portfolio.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2009 and 2008



                                                                    LIQUID ASSETS                          STIC PRIME
                                                                      PORTFOLIO                             PORTFOLIO
                                                         ----------------------------------    ----------------------------------
                                                               2009               2008               2009               2008
------------------------------------------------------   ----------------------------------    ----------------------------------

OPERATIONS:

  Net investment income                                  $   281,995,009    $   986,572,354    $    55,408,156     $  272,687,296
------------------------------------------------------   ----------------------------------    ----------------------------------
  Net realized gain                                              123,884          1,539,599            305,215              3,889
======================================================   ==================================    ==================================
     Net increase in net assets resulting from
       operations                                            282,118,893        988,111,953         55,713,371        272,691,185
======================================================   ==================================    ==================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Institutional Class                                       (206,290,882)      (773,192,230)       (32,817,124)      (146,818,532)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                    (7,319,950)       (31,025,738)        (4,020,690)       (23,117,055)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                   (1,098,666)        (2,841,961)        (2,109,396)       (13,040,776)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                      (30,960,183)      (109,567,367)       (10,697,427)       (58,987,907)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                                 (352,311)        (1,010,156)          (138,538)        (1,359,320)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                              (9,864,204)       (35,278,874)        (2,445,214)       (17,656,026)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                            (26,106,523)       (33,658,480)        (3,181,343)       (11,706,176)
======================================================   ==================================    ==================================
     Total distributions from net investment income         (281,992,719)      (986,574,806)       (55,409,732)      (272,685,792)
======================================================   ==================================    ==================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS:

  Institutional Class                                                 --           (197,561)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                            --            (10,599)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                           --               (899)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                               --            (26,909)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                                       --               (320)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                                      --             (9,119)                --                 --
------------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                                     --             (5,486)                --                 --
======================================================   ==================================    ==================================
     Total distributions from net realized gains                      --           (250,893)                --                --
======================================================   ==================================    ==================================
Share transactions-net:

  Institutional Class                                     (4,303,175,563)     6,485,194,440     (2,731,206,538)     1,825,565,067
------------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                  (126,828,864)       (10,251,643)      (270,897,781)        68,020,412
------------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                   26,894,700         37,348,782       (224,672,416)        (3,886,620)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                      195,654,142       (399,381,658)      (672,213,909)      (560,320,917)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                                3,939,027         29,830,265        (56,419,428)        34,800,968
------------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                            (409,146,795)        80,942,475       (259,113,502)       (87,586,032)
------------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                          3,588,882,875      1,854,984,427       (255,308,233)      (227,262,617)
======================================================   ==================================    ==================================
     Net increase (decrease) in net assets resulting
       from share transactions                            (1,023,780,478)     8,078,667,088     (4,469,831,807)     1,049,330,261
======================================================   ==================================    ==================================
     Net increase (decrease) in net assets                (1,023,654,304)     8,079,953,342     (4,469,528,168)     1,049,335,654
======================================================   ==================================    ==================================


NET ASSETS:

  Beginning of year                                       32,330,325,429     24,250,372,087      8,935,487,796      7,886,152,142
======================================================   ==================================    ==================================
  End of year*                                           $31,306,671,125    $32,330,325,429    $ 4,465,959,628     $8,935,487,796
======================================================   ==================================    ==================================
  * Includes accumulated undistributed net investment
     income                                              $     2,304,696    $     2,055,978    $       779,191     $      780,767
______________________________________________________   __________________________________    __________________________________
======================================================   ==================================    ==================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2009 and 2008



                                                                     TREASURY
                                                                     PORTFOLIO                   GOVERNMENT & AGENCY PORTFOLIO
                                                        ----------------------------------    ----------------------------------
                                                              2009               2008               2009               2008
-----------------------------------------------------   ----------------------------------    ----------------------------------

OPERATIONS:

  Net investment income                                 $    71,053,313    $   335,668,195    $    65,040,671     $  132,995,480
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Net realized gain                                             500,543            796,700            246,194             21,064
=====================================================   ==================================    ==================================
     Net increase in net assets resulting from
       operations                                            71,553,856        336,464,895         65,286,865        133,016,544
=====================================================   ==================================    ==================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Institutional Class                                       (25,701,725)      (126,788,023)       (42,622,243)       (58,248,057)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                   (2,471,906)       (27,955,769)        (2,672,508)       (17,305,969)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                    (516,829)        (9,294,539)           (92,666)          (972,652)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                     (34,500,234)      (129,692,421)       (10,479,447)       (32,835,514)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                                 (41,384)        (1,376,658)          (301,499)        (2,453,107)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                             (1,598,019)       (13,276,060)        (3,340,436)        (9,649,256)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                            (6,223,216)       (27,284,725)        (5,531,872)       (11,530,925)
=====================================================   ==================================    ==================================
     Total distributions from net investment income         (71,053,313)      (335,668,195)       (65,040,671)      (132,995,480)
=====================================================   ==================================    ==================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS:

  Institutional Class                                                --           (473,796)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                           --           (118,403)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                          --            (50,942)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                              --           (448,296)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                                      --             (8,834)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                                     --            (63,609)                --                 --
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                                    --            (97,084)                --                 --
=====================================================   ==================================    ==================================
     Total distributions from net realized gains                     --         (1,260,964)                --                --
=====================================================   ==================================    ==================================
Share transactions-net:

  Institutional Class                                       242,973,439      1,333,176,443      7,843,243,506        642,476,996
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Private Investment Class                                1,114,086,769        (96,814,017)       276,550,984        (94,346,600)
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Personal Investment Class                                (259,366,509)        56,460,674        (12,012,488)         3,165,254
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Cash Management Class                                   3,941,697,008      4,723,195,817        896,833,637        297,723,799
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Reserve Class                                              (6,658,701)       (33,371,096)         4,289,572        118,160,663
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Resource Class                                           (263,804,891)       253,473,111        160,815,277         28,128,419
-----------------------------------------------------   ----------------------------------    ----------------------------------
  Corporate Class                                         1,179,991,860        411,359,642      1,771,085,386       (290,582,602)
=====================================================   ==================================    ==================================
     Net increase (decrease) in net assets resulting
       from share transactions                            5,948,918,975      6,647,480,574     10,940,805,874        704,725,929
=====================================================   ==================================    ==================================
     Net increase (decrease) in net assets                5,949,419,518      6,647,016,310     10,941,052,068        704,746,993
=====================================================   ==================================    ==================================


NET ASSETS:

  Beginning of year                                      15,345,964,664      8,698,948,354      4,021,947,401      3,317,200,408
=====================================================   ==================================    ==================================
  End of year*                                          $21,295,384,182    $15,345,964,664    $14,962,999,469     $4,021,947,401
=====================================================   ==================================    ==================================
  * Includes accumulated undistributed net investment
     income                                             $       796,235    $       320,482    $       273,795     $      252,731
_____________________________________________________   __________________________________    __________________________________
=====================================================   ==================================    ==================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2009 and 2008



                                                                               GOVERNMENT TAXADVANTAGE
                                                                                      PORTFOLIO
                                                                            -----------------------------
                                                                                2009             2008
-------------------------------------------------------------------------   -----------------------------

OPERATIONS:

  Net investment income                                                     $  1,802,215    $  21,110,389
-------------------------------------------------------------------------   -----------------------------
  Net realized gain                                                               16,810           35,203
=========================================================================   =============================
     Net increase in net assets resulting from operations                      1,819,025       21,145,592
=========================================================================   =============================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Institutional Class                                                         (1,351,087)     (15,069,110)
-------------------------------------------------------------------------   -----------------------------
  Private Investment Class                                                      (160,241)      (1,337,006)
-------------------------------------------------------------------------   -----------------------------
  Personal Investment Class                                                      (35,690)        (320,868)
-------------------------------------------------------------------------   -----------------------------
  Cash Management Class                                                         (114,529)      (1,954,141)
-------------------------------------------------------------------------   -----------------------------
  Reserve Class                                                                  (18,594)        (318,949)
-------------------------------------------------------------------------   -----------------------------
  Resource Class                                                                (121,572)      (1,927,247)
-------------------------------------------------------------------------   -----------------------------
  Corporate Class                                                                   (181)        (182,620)
=========================================================================   =============================
     Total distributions from net investment income                           (1,801,894)     (21,109,941)
=========================================================================   =============================


SHARE TRANSACTIONS-NET:

  Institutional Class                                                        308,963,899      (94,498,613)
-------------------------------------------------------------------------   -----------------------------
  Private Investment Class                                                     2,380,209       (2,781,236)
-------------------------------------------------------------------------   -----------------------------
  Personal Investment Class                                                      871,302          258,055
-------------------------------------------------------------------------   -----------------------------
  Cash Management Class                                                       (3,370,792)     (64,212,095)
-------------------------------------------------------------------------   -----------------------------
  Reserve Class                                                               (6,774,557)         576,416
-------------------------------------------------------------------------   -----------------------------
  Resource Class                                                             (16,349,278)     (19,110,119)
-------------------------------------------------------------------------   -----------------------------
  Corporate Class                                                                    105              490
=========================================================================   =============================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          285,720,888     (179,767,102)
=========================================================================   =============================
     Net increase (decrease) in net assets                                   285,738,019     (179,731,451)
=========================================================================   =============================


NET ASSETS:

  Beginning of year                                                          354,524,454      534,255,905
=========================================================================   =============================
  End of year*                                                              $640,262,473    $ 354,524,454
=========================================================================   =============================
  * Includes accumulated undistributed net investment income                $     40,011    $       4,488
_________________________________________________________________________   _____________________________
=========================================================================   =============================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the year ended August 31, 2009, the period April 1, 2008 through August 31, 2008 and the year ended March 31, 2008



                                                                          TAX-FREE CASH RESERVE PORTFOLIO
                                                              ------------------------------------------------------
                                                                 YEAR ENDED      FIVE MONTHS ENDED      YEAR ENDED
                                                                 AUGUST 31,          AUGUST 31,          MARCH 31,
                                                                    2009                2008               2008
-----------------------------------------------------------   ------------------------------------------------------

OPERATIONS:

  Net investment income                                       $    23,973,205     $    28,410,124     $  128,045,234
-----------------------------------------------------------   ------------------------------------------------------
  Net realized gain (loss)                                            (22,317)             52,717            (64,510)
===========================================================   ======================================================
     Net increase in net assets resulting from operations          23,950,888          28,462,841        127,980,724
===========================================================   ======================================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Institutional Class                                             (13,009,492)        (18,070,278)       (90,092,433)
-----------------------------------------------------------   ------------------------------------------------------
  Private Investment Class                                         (1,828,224)         (1,635,408)        (5,907,971)
-----------------------------------------------------------   ------------------------------------------------------
  Personal Investment Class                                           (62,865)           (176,216)          (955,425)
-----------------------------------------------------------   ------------------------------------------------------
  Cash Management Class                                            (6,286,393)         (6,133,979)       (16,534,933)
-----------------------------------------------------------   ------------------------------------------------------
  Reserve Class                                                      (139,845)           (211,018)          (393,176)
-----------------------------------------------------------   ------------------------------------------------------
  Resource Class                                                   (1,628,204)         (1,617,168)        (8,334,594)
-----------------------------------------------------------   ------------------------------------------------------
  Corporate Class                                                  (1,018,182)           (566,057)        (5,826,702)
===========================================================   ======================================================
     Total distributions from net investment income               (23,973,205)        (28,410,124)      (128,045,234)
===========================================================   ======================================================


SHARE TRANSACTIONS-NET:

  Institutional Class                                            (936,106,159)     (1,491,090,115)       386,399,200
-----------------------------------------------------------   ------------------------------------------------------
  Private Investment Class                                        (94,497,894)         51,524,057         64,205,316
-----------------------------------------------------------   ------------------------------------------------------
  Personal Investment Class                                       (32,729,453)          5,678,676            794,543
-----------------------------------------------------------   ------------------------------------------------------
  Cash Management Class                                          (535,463,971)        106,134,034         68,418,687
-----------------------------------------------------------   ------------------------------------------------------
  Reserve Class                                                   (28,292,619)        (17,665,380)        48,055,399
-----------------------------------------------------------   ------------------------------------------------------
  Resource Class                                                 (132,418,789)         19,122,544       (138,677,567)
-----------------------------------------------------------   ------------------------------------------------------
  Corporate Class                                                   3,700,743        (103,848,507)       (13,522,471)
===========================================================   ======================================================
     Net increase (decrease) in net assets resulting from
       share transactions                                      (1,755,808,142)     (1,430,144,691)       415,673,107
===========================================================   ======================================================
     Net increase (decrease) in net assets                     (1,755,830,459)     (1,430,091,974)       415,608,597
===========================================================   ======================================================


NET ASSETS:

  Beginning of year                                             3,349,906,989       4,779,998,963      4,364,390,366
-----------------------------------------------------------   ------------------------------------------------------
  End of year*                                                $ 1,594,076,530     $ 3,349,906,989     $4,779,998,963
-----------------------------------------------------------   ------------------------------------------------------
  * Includes accumulated undistributed net investment
     income                                                   $            --     $            --     $           --
___________________________________________________________   ______________________________________________________
===========================================================   ======================================================



NOTES TO FINANCIAL STATEMENTS

August 31, 2009

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the "Funds"). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.


52        SHORT-TERM INVESTMENTS TRUST

  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds' securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

        Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        The Funds may periodically participate in litigation related to each Fund's investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund's investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

        The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

        Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print, which is generally 45 days from the period-end date.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds' servicing agreements, that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. TREASURY GUARANTEE PROGRAM -- The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury's (the "Treasury Department") Temporary Guarantee Program for Money Market Funds (the "Program") as extended except as noted below. Under the Program, the Treasury Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of

53        SHORT-TERM INVESTMENTS TRUST
      liquidation is less than $0.995. On April 7, 2009, the Funds' Board approved Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio to participate in the final extension of the Program through September 18, 2009. The Program expired on September 18, 2009.

J. OTHER RISKS -- Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

        The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

        The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

        Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investments in municipal securities.

        There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

K. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The repurchase amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Advisor at an annual rate based on each Funds' average daily net assets as follows, respectively:

                                          FIRST $250     NEXT $250     OVER $500
                                            MILLION       MILLION       MILLION
--------------------------------------------------------------------------------
Liquid Assets Portfolio                      0.15%          0.15%         0.15%
--------------------------------------------------------------------------------
STIC Prime Portfolio                         0.15%          0.15%         0.15%
--------------------------------------------------------------------------------
Treasury Portfolio                           0.15%          0.15%         0.15%
--------------------------------------------------------------------------------
Government & Agency Portfolio                0.10%          0.10%         0.10%
--------------------------------------------------------------------------------
Government TaxAdvantage Portfolio            0.20%          0.15%         0.10%
--------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio              0.25%          0.25%         0.20%
--------------------------------------------------------------------------------




  Under the terms of a master sub-advisory agreement approved by shareholders of the Funds between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Funds, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Advisor(s).


54        SHORT-TERM INVESTMENTS TRUST

  Effective July 1, 2009, the Advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

                                                      PRIVATE       PERSONAL         CASH
                                  INSTITUTIONAL     INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
                                      CLASS            CLASS          CLASS          CLASS        CLASS        CLASS        CLASS
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                0.14%           0.44%          0.69%          0.22%         1.01%       0.34%         0.17%
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                   0.14%           0.44%          0.69%          0.22%         1.01%       0.30%         0.17%
-----------------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                     0.14%           0.44%          0.69%          0.22%         1.01%       0.30%         0.17%
-----------------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio          0.14%           0.44%          0.69%          0.22%         1.01%       0.30%         0.17%
-----------------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                            0.14%           0.39%          0.69%          0.22%         1.01%       0.30%         0.17%
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio        0.25%           0.50%          0.80%          0.33%         1.12%       0.41%         0.28%
-----------------------------------------------------------------------------------------------------------------------------------




  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Aim Distributors, Inc. ("IADI").

  Prior to July 1, 2009, the Advisor had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each Fund, except for Tax-Free Cash Reserve Portfolio which was limited to 0.22%, based on average daily net assets of such Fund, respectively.

  In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above:
(i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items or non-routine items, including payments to participate in the United States Treasury Temporary Guarantee Program; (v) expenses related to a merger or reorganization, as approved by the Funds' Board of Trustees; and (vi) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Funds may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Funds.

  For the year ended August 31, 2009, the Advisor waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Liquid Assets Portfolio                                    $13,047,959
----------------------------------------------------------------------
STIC Prime Portfolio                                         4,018,038
----------------------------------------------------------------------
Treasury Portfolio                                          12,248,387
----------------------------------------------------------------------
Government & Agency Portfolio                                  732,865
----------------------------------------------------------------------
Government TaxAdvantage Portfolio                              619,691
----------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                985,566
----------------------------------------------------------------------




  Further, Invesco Aim and/or IADI voluntarily waived fees and/or reimbursed expenses in order to increase the Fund's yields. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2009 are shown below:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT      RESERVE     RESOURCE     CORPORATE
                                              CLASS          CLASS          CLASS         CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                    $   12,515      $ 57,334       $     --      $ 81,725     $     --       $   --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                          275,838       481,150         23,643        47,778       38,288           --
---------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                          2,136,463       850,769        632,120       245,089      115,003        3,485
---------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                 369,950        29,259             --       510,768        4,245           --
---------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio              19,760        37,988          1,382        25,267        4,659           --
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                98,281        14,231         23,594        71,188       30,825          649
---------------------------------------------------------------------------------------------------------------------------




  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which each Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which each Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.


55        SHORT-TERM INVESTMENTS TRUST

  Under the terms of a master distribution agreement between Invesco Aim Distributors, Inc. ("IADI") and the Trust, IADI acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

  PRIVATE      PERSONAL        CASH
INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
   CLASS         CLASS         CLASS       CLASS       CLASS       CLASS
--------------------------------------------------------------------------
   0.50%         0.75%         0.10%        1.00%      0.20%        0.03%
--------------------------------------------------------------------------




  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

  IADI has contractually agreed through at least June 30, 2010, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
                                              CLASS          CLASS          CLASS        CLASS        CLASS        CLASS
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                       0.30%          0.55%          0.08%         0.87%       0.20%         0.03%
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                          0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                            0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                 0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio             0.25%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio               0.25%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------




  Pursuant to the agreement above, for the year ended August 31, 2009, IADI waived Plan fees of:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT      RESERVE     RESOURCE     CORPORATE
                                              CLASS          CLASS          CLASS         CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                    $1,424,462      $269,401      $  572,836     $ 64,268          N/A        N/A
---------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                        1,109,180       618,476         248,016       25,176      116,532        N/A
---------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                          3,231,856       683,542       2,337,815       60,350      208,374        N/A
---------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio               1,501,930        46,859         358,790      186,287      257,538        N/A
---------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio             111,175        33,517           4,454       10,337       11,013        N/A
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio               581,076        19,555         126,734       28,822       77,149        N/A
---------------------------------------------------------------------------------------------------------------------------




  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.


56        SHORT-TERM INVESTMENTS TRUST

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, August 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                 LEVEL 1         LEVEL 2         LEVEL 3          TOTAL
----------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio
  Short-term Investments                                           $--       $31,882,372,993       $--       $31,882,372,993
----------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio
  Short-term Investments                                            --         4,466,794,557        --         4,466,794,557
----------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio
  Short-term Investments                                            --        21,761,952,601        --        21,761,952,601
----------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio
  Short-term Investments                                            --        14,963,917,430        --        14,963,917,430
----------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio
  Short-term Investments                                            --           640,070,361        --           640,070,361
----------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio
  Short-term Investments                                            --         1,598,366,493        --         1,598,366,493
----------------------------------------------------------------------------------------------------------------------------



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2009, each Fund engaged in transactions with affiliates as listed below:

                                                 SECURITIES PURCHASES     SECURITIES SALES     NET REALIZED GAINS/(LOSSES)
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                             $2,779,039,971         $2,020,596,037                $     --
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                            --             28,327,644                 (23,999)
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                        4,999,972              5,000,000                      --
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                      2,169,309,982          3,217,754,042                      --
--------------------------------------------------------------------------------------------------------------------------



NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

  During the year ended August 31, 2009, the Funds in aggregate paid legal fees of $195,947 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (i) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco Aim, not to exceed the contractually agreed upon rate; or
(ii) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.


57        SHORT-TERM INVESTMENTS TRUST

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

TAX CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS PAID DURING THE YEARS ENDED AUGUST 31, 2009 AND 2008:

                                                                            2009                2008
                                                                      ORDINARY INCOME     ORDINARY INCOME
---------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                 $281,992,719        $986,825,699
---------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                      55,409,732         272,685,792
---------------------------------------------------------------------------------------------------------
Treasury Portfolio                                                        71,053,313         336,929,159
---------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                             65,040,671         132,995,480
---------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                          1,801,894          21,109,941
---------------------------------------------------------------------------------------------------------



TAX CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS PAID DURING THE YEAR ENDED AUGUST 31, 2009, THE PERIOD APRIL 1, 2008 THROUGH AUGUST 31, 2008 AND THE YEAR ENDED MARCH 31, 2008 WERE AS FOLLOWS:

                                                           YEAR ENDED       FIVE MONTHS ENDED        YEAR ENDED
                                                        AUGUST 31, 2009      AUGUST 31, 2008       MARCH 31, 2008
                                                        ORDINARY INCOME      ORDINARY INCOME      ORDINARY INCOME
                                                          -TAX-EXEMPT          -TAX-EXEMPT          -TAX-EXEMPT
-----------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                           $23,973,205          $28,410,124          $128,045,234
-----------------------------------------------------------------------------------------------------------------



TAX COMPONENTS OF NET ASSETS AT PERIOD-END:

                                    UNDISTRIBUTED    TEMPORARY BOOK/   CAPITAL LOSS   POST-OCTOBER        SHARES OF
                                   ORDINARY INCOME   TAX DIFFERENCES   CARRYFORWARD     DEFERRALS    BENEFICIAL INTEREST
------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio               $5,069,953       $(2,641,373)      $     --       $      --      $31,304,242,545
------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                   2,141,414        (1,057,052)            --              --        4,464,875,266
------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                     2,867,960        (1,139,809)            --        (431,373)      21,294,087,404
------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio            970,992          (451,004)            --              --       14,962,479,481
------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                              142,922           (86,100)            --              --          640,205,651
------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio          391,767          (391,767)       (25,886)        (17,029)       1,594,119,445
------------------------------------------------------------------------------------------------------------------------

                                      TOTAL NET
                                        ASSETS
--------------------------------------------------
Liquid Assets Portfolio            $31,306,671,125
--------------------------------------------------
STIC Prime Portfolio                 4,465,959,628
--------------------------------------------------
Treasury Portfolio                  21,295,384,182
--------------------------------------------------
Government & Agency Portfolio       14,962,999,469
--------------------------------------------------
Government TaxAdvantage
  Portfolio                            640,262,473
--------------------------------------------------
Tax-Free Cash Reserve Portfolio      1,594,076,530
--------------------------------------------------




  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The following Fund has a capital loss carryforward as of August 31, 2009 which expires as follows:

                                                               AUGUST 31, 2015     AUGUST 31, 2017     TOTAL*
-------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                     13,734              12,152         25,886
-------------------------------------------------------------------------------------------------------------



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2009, the following Funds had reclassification of permanent differences as listed below. These reclassifications had no effect on the net assets of each Fund.

                                                                  UNDISTRIBUTED NET       UNDISTRIBUTED NET
                                                                  INVESTMENT INCOME     REALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                $246,428               $(246,428)
------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                                      475,753                (475,753)
------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                            21,064                 (21,064)
------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                        35,202                 (35,202)
------------------------------------------------------------------------------------------------------------





58        SHORT-TERM INVESTMENTS TRUST

NOTE 9--SHARE INFORMATION

LIQUID ASSETS PORTFOLIO


                                                                                SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED                             YEAR ENDED
                                                                AUGUST 31, 2009(a)                       AUGUST 31, 2008
                                                       ------------------------------------   ------------------------------------
                                                            SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   115,210,746,376   $ 115,210,746,376    242,611,280,919   $ 242,611,280,919
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           5,348,698,563       5,348,698,563     15,741,392,603      15,741,392,603
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                          1,108,427,503       1,108,427,503        579,075,353         579,075,353
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  22,021,236,511      22,021,236,511     25,329,466,293      25,329,466,293
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             464,078,823         464,078,823        418,024,055         418,024,055
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          4,436,961,030       4,436,961,030      5,064,353,845       5,064,353,845
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        25,713,082,952      25,713,082,952     15,990,389,827      15,990,389,827
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                        92,389,548          92,389,548        315,840,903         315,840,903
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                               4,175,312           4,175,312         14,332,034          14,332,034
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                              1,019,143           1,019,143          2,213,082           2,213,082
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      19,297,845          19,297,845         74,242,103          74,242,103
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 423,816             423,816            987,190             987,190
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              9,417,843           9,417,843         31,419,191          31,419,191
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            11,816,258          11,816,258         10,728,123          10,728,123
==================================================================================================================================
Reacquired:
  Institutional Class                                  (119,606,311,487)   (119,606,311,487)  (236,441,927,382)   (236,441,927,382)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                          (5,479,702,739)     (5,479,702,739)   (15,765,976,280)    (15,765,976,280)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         (1,082,551,946)     (1,082,551,946)      (543,939,653)       (543,939,653)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                       (21,844,880,214)    (21,844,880,214)   (25,803,090,054)    (25,803,090,054)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (460,563,612)       (460,563,612)      (389,180,980)       (389,180,980)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (4,855,525,668)     (4,855,525,668)    (5,014,830,561)     (5,014,830,561)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       (22,136,016,335)    (22,136,016,335)   (14,146,133,523)    (14,146,133,523)
==================================================================================================================================
     Net increase (decrease) in share activity           (1,023,780,478)  $  (1,023,780,478)     8,078,667,088   $   8,078,667,088
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 17% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


59        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2009(a)                         AUGUST 31, 2008
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 12,290,583,897     $ 12,290,583,897      21,383,877,514     $ 21,383,877,514
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        3,931,182,671        3,931,182,671       6,609,152,463        6,609,152,463
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       3,996,774,649        3,996,774,649       5,521,580,502        5,521,580,502
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                4,111,368,752        4,111,368,752       6,200,992,322        6,200,992,322
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          229,777,763          229,777,763         629,801,275          629,801,275
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       1,256,286,686        1,256,286,686       1,868,876,942        1,868,876,942
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      1,622,091,750        1,622,091,750       2,194,033,150        2,194,033,150
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     10,313,548           10,313,548          41,300,601           41,300,601
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            2,693,226            2,693,226          14,603,803           14,603,803
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                           2,391,491            2,391,491          10,759,391           10,759,391
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    9,806,592            9,806,592          42,517,657           42,517,657
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              137,979              137,979             735,735              735,735
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,712,359            1,712,359          10,113,783           10,113,783
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          1,037,479            1,037,479           9,435,972            9,435,972
==================================================================================================================================
Reacquired:
  Institutional Class                                (15,032,103,983)     (15,032,103,983)    (19,599,613,048)     (19,599,613,048)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (4,204,773,678)      (4,204,773,678)     (6,555,735,854)      (6,555,735,854)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (4,223,838,556)      (4,223,838,556)     (5,536,226,513)      (5,536,226,513)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (4,793,389,253)      (4,793,389,253)     (6,803,830,896)      (6,803,830,896)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (286,335,170)        (286,335,170)       (595,736,042)        (595,736,042)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,517,112,547)      (1,517,112,547)     (1,966,576,757)      (1,966,576,757)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (1,878,437,462)      (1,878,437,462)     (2,430,731,739)      (2,430,731,739)
==================================================================================================================================
     Net increase (decrease) in share activity        (4,469,831,807)    $ (4,469,831,807)      1,049,330,261     $  1,049,330,261
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


60        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2009(a)                         AUGUST 31, 2008
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 51,181,133,777     $ 51,181,133,777      35,702,477,653     $ 35,702,477,653
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       13,590,064,578       13,590,064,578      12,408,071,616       12,408,071,616
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       2,462,023,476        2,462,023,476       3,848,088,844        3,848,088,844
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               49,522,914,925       49,522,914,925      43,463,616,238       43,463,616,238
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          327,457,354          327,457,354         293,150,353          293,150,353
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       2,023,916,969        2,023,916,969       2,414,003,153        2,414,003,153
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     24,071,126,166       24,071,126,166       9,474,545,118        9,474,545,118
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     13,766,545           13,766,545          41,928,037           41,928,037
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            1,355,282            1,355,282           6,962,558            6,962,558
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                             794,376              794,376           8,446,866            8,446,866
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    7,153,769            7,153,769          56,812,923           56,812,923
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               51,349               51,349             950,382              950,382
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,980,528            1,980,528           9,333,747            9,333,747
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          5,090,909            5,090,909          23,001,743           23,001,743
==================================================================================================================================
Reacquired:
  Institutional Class                                (50,951,926,883)     (50,951,926,883)    (34,411,229,247)     (34,411,229,247)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                      (12,477,333,091)     (12,477,333,091)    (12,511,848,191)     (12,511,848,191)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (2,722,184,361)      (2,722,184,361)     (3,800,075,036)      (3,800,075,036)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                    (45,588,371,686)     (45,588,371,686)    (38,797,233,344)     (38,797,233,344)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (334,167,404)        (334,167,404)       (327,471,831)        (327,471,831)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (2,289,702,388)      (2,289,702,388)     (2,169,863,789)      (2,169,863,789)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    (22,896,225,215)     (22,896,225,215)     (9,086,187,219)      (9,086,187,219)
==================================================================================================================================
     Net increase in share activity                    5,948,918,975     $  5,948,918,975       6,647,480,574     $  6,647,480,574
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 55% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


61        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2009(a)                         AUGUST 31, 2008
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 68,158,587,580     $ 68,158,587,580      39,421,527,465     $ 39,421,527,465
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        7,841,778,183        7,841,778,183       3,329,774,276        3,329,774,276
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         190,466,782          190,466,782         267,913,494          267,913,494
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               10,444,803,117       10,444,803,117       8,083,319,406        8,083,319,406
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          434,676,362          434,676,362         796,154,027          796,154,027
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       4,567,230,434        4,567,230,434       1,777,768,570        1,777,768,570
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      9,532,168,089        9,532,168,089       5,788,049,900        5,788,049,900
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     28,153,603           28,153,603          35,539,937           35,539,937
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            1,556,833            1,556,833           9,036,583            9,036,583
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                              34,041               34,041             300,434              300,434
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   10,189,620           10,189,620          30,877,868           30,877,868
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              398,039              398,039           2,051,959            2,051,959
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           2,237,117            2,237,117           6,546,978            6,546,978
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          2,892,316            2,892,316          10,452,613           10,452,613
==================================================================================================================================
Reacquired:
  Institutional Class                                (60,343,497,677)     (60,343,497,677)    (38,814,590,406)     (38,814,590,406)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (7,566,784,032)      (7,566,784,032)     (3,433,157,459)      (3,433,157,459)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                        (202,513,311)        (202,513,311)       (265,048,674)        (265,048,674)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (9,558,159,100)      (9,558,159,100)     (7,816,473,475)      (7,816,473,475)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (430,784,829)        (430,784,829)       (680,045,323)        (680,045,323)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (4,408,652,274)      (4,408,652,274)     (1,756,187,129)      (1,756,187,129)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (7,763,975,019)      (7,763,975,019)     (6,089,085,115)      (6,089,085,115)
==================================================================================================================================
     Net increase in share activity                   10,940,805,874     $ 10,940,805,874         704,725,929     $    704,725,929
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 38% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


62        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                             YEAR ENDED
                                                               AUGUST 31, 2009(a)                       AUGUST 31, 2008
                                                       ----------------------------------     ----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   2,232,883,956     $ 2,232,883,956      4,427,902,244     $ 4,427,902,244
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           274,551,140         274,551,140        472,405,429         472,405,429
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                          167,645,922         167,645,922        126,337,927         126,337,927
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    24,068,707          24,068,707        183,449,680         183,449,680
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            73,485,734          73,485,734        100,382,142         100,382,142
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           28,199,787          28,199,787        158,168,294         158,168,294
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             351,723             351,723         52,388,000          52,388,000
================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       1,279,524           1,279,524         14,691,932          14,691,932
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                               106,322             106,322            634,488             634,488
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                                   --                  --              6,420               6,420
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       139,970             139,970          2,206,800           2,206,800
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 1,093               1,093              7,655               7,655
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              120,734             120,734          1,745,022           1,745,022
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                 194                 194            182,654             182,654
================================================================================================================================
Reacquired:
  Institutional Class                                  (1,925,199,581)     (1,925,199,581)    (4,537,092,789)     (4,537,092,789)
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                          (272,277,253)       (272,277,253)      (475,821,153)       (475,821,153)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         (166,774,620)       (166,774,620)      (126,086,292)       (126,086,292)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                         (27,579,469)        (27,579,469)      (249,868,575)       (249,868,575)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (80,261,384)        (80,261,384)       (99,813,381)        (99,813,381)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (44,669,799)        (44,669,799)      (179,023,435)       (179,023,435)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            (351,812)           (351,812)       (52,570,164)        (52,570,164)
================================================================================================================================
     Net increase (decrease) in share activity            285,720,888     $   285,720,888       (179,767,102)    $  (179,767,102)
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


63        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                      SUMMARY OF SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------------------------------
                                                YEAR ENDED                          FIVE MONTHS ENDED                YEAR ENDED
                                            AUGUST 31, 2009(a)                       AUGUST 31, 2008               MARCH 31, 2008
                                    ----------------------------------     ----------------------------------     ---------------
                                        SHARES              AMOUNT             SHARES              AMOUNT              SHARES
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                7,425,779,177     $ 7,425,779,177      7,893,478,906     $ 7,893,478,906      29,180,701,441
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                        511,847,886         511,847,886        334,825,871         334,825,871         683,053,539
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                        13,445,479          13,445,479         32,787,412          32,787,412         147,256,006
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class              2,792,727,250       2,792,727,250      1,999,426,502       1,999,426,502       6,287,611,982
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                         27,969,701          27,969,701         82,462,913          82,462,913          89,382,790
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                       394,300,830         394,300,830        297,993,734         297,993,734       1,682,213,737
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                      763,229,887         763,229,887        400,391,562         400,391,562       1,492,840,952
=================================================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                    4,361,045           4,361,045          8,786,228           8,786,228          50,778,338
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                          1,750,991           1,750,991          1,483,611           1,483,611           4,943,626
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                            14,257              14,257             36,050              36,050              38,268
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                  6,129,570           6,129,570          5,430,385           5,430,385          14,407,512
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                            164,252             164,252            256,853             256,853             328,466
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                           896,000             896,000          1,076,175           1,076,175           8,318,683
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                          676,626             676,626            598,553             598,553             843,794
=================================================================================================================================
Reacquired:
  Institutional Class               (8,366,246,381)     (8,366,246,381)    (9,393,355,249)     (9,393,355,249)    (28,845,080,579)
---------------------------------------------------------------------------------------------------------------------------------
  Private Class                       (608,096,771)       (608,096,771)      (284,785,425)       (284,785,425)       (623,791,849)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Class                       (46,189,189)        (46,189,189)       (27,144,786)        (27,144,786)       (146,499,731)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class             (3,334,320,791)     (3,334,320,791)    (1,898,722,853)     (1,898,722,853)     (6,233,600,807)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                        (56,426,572)        (56,426,572)      (100,385,146)       (100,385,146)        (41,655,857)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                      (527,615,619)       (527,615,619)      (279,947,365)       (279,947,365)     (1,829,209,987)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                     (760,205,770)       (760,205,770)      (504,838,622)       (504,838,622)     (1,507,207,217)
=================================================================================================================================
     Net increase (decrease) in
       share activity               (1,755,808,142)    $(1,755,808,142)    (1,430,144,691)    $(1,430,144,691)        415,673,107
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                    SUMMARY OF SHARE
                                        ACTIVITY
----------------------------------------------------
                                       YEAR ENDED
                                     MARCH 31, 2008
                                    ----------------
                                         AMOUNT
----------------------------------------------------
Sold:
  Institutional Class               $ 29,180,701,441
----------------------------------------------------
  Private Class                          683,053,539
----------------------------------------------------
  Personal Class                         147,256,006
----------------------------------------------------
  Cash Management Class                6,287,611,982
----------------------------------------------------
  Reserve Class                           89,382,790
----------------------------------------------------
  Resource Class                       1,682,213,737
----------------------------------------------------
  Corporate Class                      1,492,840,952
====================================================
Issued as reinvestment of
  dividends:
  Institutional Class                     50,778,338
----------------------------------------------------
  Private Class                            4,943,626
----------------------------------------------------
  Personal Class                              38,268
----------------------------------------------------
  Cash Management Class                   14,407,512
----------------------------------------------------
  Reserve Class                              328,466
----------------------------------------------------
  Resource Class                           8,318,683
----------------------------------------------------
  Corporate Class                            843,794
====================================================
Reacquired:
  Institutional Class                (28,845,080,579)
----------------------------------------------------
  Private Class                         (623,791,849)
----------------------------------------------------
  Personal Class                        (146,499,731)
----------------------------------------------------
  Cash Management Class               (6,233,600,807)
----------------------------------------------------
  Reserve Class                          (41,655,857)
----------------------------------------------------
  Resource Class                      (1,829,209,987)
----------------------------------------------------
  Corporate Class                     (1,507,207,217)
====================================================
     Net increase (decrease) in
       share activity               $    415,673,107
____________________________________________________
====================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


64        SHORT-TERM INVESTMENTS TRUST

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

                                 RESOURCE CLASS

                                                        NET GAINS
                                                         (LOSSES)
                              NET ASSET               ON SECURITIES                 DIVIDENDS   DISTRIBUTIONS
                                VALUE,       NET          (BOTH       TOTAL FROM    FROM NET       FROM NET
                              BEGINNING  INVESTMENT    REALIZED AND   INVESTMENT   INVESTMENT      REALIZED         TOTAL
                              OF PERIOD    INCOME      UNREALIZED)    OPERATIONS     INCOME         GAINS       DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Year ended 08/31/09             $1.00       $0.01(b)      $(0.00)        $0.01       $(0.01)        $   --          $(0.01)
Year ended 08/31/08              1.00        0.04(b)        0.00          0.04        (0.04)         (0.00)          (0.04)
Year ended 08/31/07              1.00        0.05           0.00          0.05        (0.05)            --           (0.05)
Year ended 08/31/06              1.00        0.04           0.00          0.04        (0.04)         (0.00)          (0.04)
Year ended 08/31/05              1.00        0.02           0.00          0.02        (0.02)            --           (0.02)
-----------------------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Year ended 08/31/09              1.00        0.01(b)        0.00          0.01        (0.01)            --           (0.01)
Year ended 08/31/08              1.00        0.03(b)        0.00          0.03        (0.03)            --           (0.03)
Year ended 08/31/07              1.00        0.05             --          0.05        (0.05)            --           (0.05)
Year ended 08/31/06              1.00        0.04             --          0.04        (0.04)            --           (0.04)
Year ended 08/31/05              1.00        0.02             --          0.02        (0.02)            --           (0.02)
-----------------------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Year ended 08/31/09              1.00        0.00(b)        0.00          0.00        (0.00)            --           (0.00)
Year ended 08/31/08              1.00        0.03(b)        0.00          0.03        (0.03)         (0.00)          (0.03)
Year ended 08/31/07              1.00        0.05           0.00          0.05        (0.05)            --           (0.05)
Year ended 08/31/06              1.00        0.04           0.00          0.04        (0.04)            --           (0.04)
Year ended 08/31/05              1.00        0.02           0.00          0.02        (0.02)         (0.00)          (0.02)
-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Year ended 08/31/09              1.00        0.01(b)        0.00          0.01        (0.01)            --           (0.01)
Year ended 08/31/08              1.00        0.03(b)        0.00          0.03        (0.03)            --           (0.03)
Year ended 08/31/07              1.00        0.05           0.00          0.05        (0.05)            --           (0.05)
Year ended 08/31/06              1.00        0.04          (0.00)         0.04        (0.04)            --           (0.04)
Year ended 08/31/05              1.00        0.02          (0.00)         0.02        (0.02)            --           (0.02)
-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Year ended 08/31/09              1.00        0.00(b)        0.00          0.00        (0.00)            --           (0.00)
Year ended 08/31/08              1.00        0.03(b)        0.00          0.03        (0.03)            --           (0.03)
Year ended 08/31/07              1.00        0.05           0.00          0.05        (0.05)            --           (0.05)
Year ended 08/31/06              1.00        0.04           0.00          0.04        (0.04)            --           (0.04)
Year ended 08/31/05              1.00        0.02           0.00          0.02        (0.02)            --           (0.02)
-----------------------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Year ended 08/31/09              1.00        0.01(b)       (0.00)         0.01        (0.01)            --           (0.01)
Five months ended 08/31/08       1.00        0.01(b)        0.00          0.01        (0.01)            --           (0.01)
Year ended 03/31/08              1.00        0.03          (0.00)         0.03        (0.03)            --           (0.03)
Year ended 03/31/07              1.00        0.03             --          0.03        (0.03)            --           (0.03)
Year ended 03/31/06              1.00        0.02             --          0.02        (0.02)            --           (0.02)
Year ended 03/31/05              1.00        0.01             --          0.01        (0.01)            --           (0.01)
_____________________________________________________________________________________________________________________________
=============================================================================================================================

                                                                            RATIO OF           RATIO OF
                                                                            EXPENSES           EXPENSES
                                                                           TO AVERAGE       TO AVERAGE NET   RATIO OF NET
                                                                           NET ASSETS       ASSETS WITHOUT    INVESTMENT
                               NET ASSET                 NET ASSETS,    WITH FEE WAIVERS     FEE WAIVERS        INCOME
                              VALUE, END     TOTAL      END OF PERIOD    AND/OR EXPENSES   AND/OR EXPENSES    TO AVERAGE
                               OF PERIOD   RETURN(a)   (000S OMITTED)       ABSORBED           ABSORBED       NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Year ended 08/31/09              $1.00        1.10%      $  800,343           0.36%(c)           0.41%(c)        0.97%(c)
Year ended 08/31/08               1.00        3.59        1,209,510           0.32               0.37            3.44
Year ended 08/31/07               1.00        5.16        1,128,499           0.32               0.38            5.05
Year ended 08/31/06               1.00        4.36        1,089,107           0.32               0.38            4.30
Year ended 08/31/05               1.00        2.29          902,832           0.32               0.39            2.24
-------------------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Year ended 08/31/09               1.00        0.74          223,532           0.31(c)            0.43(c)         0.79(c)
Year ended 08/31/08               1.00        3.46          482,644           0.28               0.38            3.30
Year ended 08/31/07               1.00        5.21          570,226           0.28               0.39            5.09
Year ended 08/31/06               1.00        4.42          325,328           0.28               0.39            4.37
Year ended 08/31/05               1.00        2.35          271,872           0.28               0.39            2.32
-------------------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Year ended 08/31/09               1.00        0.26          365,409           0.28(c)            0.40(c)         0.24(c)
Year ended 08/31/08               1.00        2.76          629,203           0.28               0.38            2.50
Year ended 08/31/07               1.00        5.00          375,750           0.28               0.39            4.87
Year ended 08/31/06               1.00        4.21          352,874           0.28               0.40            4.11
Year ended 08/31/05               1.00        2.21          301,176           0.28               0.40            2.17
-------------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Year ended 08/31/09               1.00        0.57          486,522           0.30(c)            0.35(c)         0.44(c)
Year ended 08/31/08               1.00        3.26          325,692           0.28               0.34            3.12
Year ended 08/31/07               1.00        5.14          297,561           0.28               0.35            5.02
Year ended 08/31/06               1.00        4.32          293,839           0.28               0.36            4.29
Year ended 08/31/05               1.00        2.28          230,735           0.28               0.37            2.26
-------------------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Year ended 08/31/09               1.00        0.45           17,773           0.29(c)            0.50(c)         0.37(c)
Year ended 08/31/08               1.00        3.11           34,121           0.28               0.44            3.14
Year ended 08/31/07               1.00        5.04           53,228           0.28               0.50            4.92
Year ended 08/31/06               1.00        4.24           25,859           0.28               0.57            4.15
Year ended 08/31/05               1.00        2.22            6,906           0.28               0.61            2.24
-------------------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Year ended 08/31/09               1.00        0.77          129,078           0.41(c)            0.51(c)         0.90(c)
Five months ended 08/31/08        1.00        0.66          261,498           0.38(d)            0.45(d)         1.60(d)
Year ended 03/31/08               1.00        3.11          242,372           0.38               0.45            3.07
Year ended 03/31/07               1.00        3.24          381,047           0.38               0.45            3.20
Year ended 03/31/06               1.00        2.37          341,384           0.38               0.47            2.33
Year ended 03/31/05               1.00        1.08          289,621           0.38               0.47            1.08
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)  Calculated using average shares outstanding.
(c) Ratios are based on average daily net assets (000's omitted) of $870,700, $291,331, $520,934, $643,845, $27,533 and $192,872 for Liquid Assets
     Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)  Annualized.




65        SHORT-TERM INVESTMENTS TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees and Resource Class
Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Resource Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the "Trust") at August 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods then ended and the Resource Class financial highlights for each of the periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. For Tax-Free Cash Reserve Portfolio, the Resource Class financial highlights for the period ended March 31, 2005 were audited by another independent registered public accounting firm whose report dated May 18, 2005 expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

October 16, 2009
Houston, Texas



66        SHORT-TERM INVESTMENTS TRUST

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2009 through August 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------------------
                                                                                HYPOTHETICAL
                                                                          (5% ANNUAL RETURN BEFORE
                                                       ACTUAL                     EXPENSES)
                                             ------------------------------------------------------
                                BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                              ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
       RESOURCE CLASS           (03/01/09)   (08/31/09)(1)  PERIOD(2,4)    (08/31/09)   PERIOD(2,5)   RATIO(3)
---------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio         $1,000.00      $1,001.90       $1.77       $1,023.44       $1.79        0.35%
---------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio             1,000.00       1,000.60        1.56        1,023.64        1.58        0.31
---------------------------------------------------------------------------------------------------------------
Treasury Portfolio               1,000.00       1,000.30        1.21        1,024.00        1.22        0.24
---------------------------------------------------------------------------------------------------------------
Government & Agency
  Portfolio                      1,000.00       1,000.70        1.41        1,023.79        1.43        0.28
---------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                      1,000.00       1,000.50        1.36        1,023.84        1.38        0.27
---------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve
  Portfolio                      1,000.00       1,000.70        2.07        1,023.14        2.09        0.41
---------------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Funds for the period March 1, 2009 through August 31, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
(3) Effective July 1, 2009, the Fund's advisor has contractually agreed, through at least June 30, 2010 to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses to 0.34% (after 12b-1 fee waivers) for Liquid Assets Portfolio, 0.30% (after 12b-1 fee waivers) for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and 0.41% (after 12b-1 fee waivers) for Tax-Free Cash Reserve Portfolio. In addition, effective May 1, 2009 for Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and effective September 19, 2009 for Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio, participation in the United States Treasury Temporary Guarantee Program (the "Program") ended with the Program's final expiration date. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.34%, 0.27% and 0.37% for Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio, respectively. Restated annualized expense ratios for Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio remained the same.
(4) The actual expenses paid restated as if the changes discussed above in footnote 3 had been in effect throughout the entire most recent fiscal half year are $1.72, $1.36 and $1.88 for Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio, respectively. Restated actual expenses paid for Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio remained the same.
(5) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical expenses paid restated as if the changes discussed above in footnote 3 had been in effect throughout the entire most recent fiscal half year period are $1.73, $1.38 and $1.90 for Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio, respectively. Restated hypothetical expenses paid for Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio remained the same.


67        SHORT-TERM INVESTMENTS TRUST

------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

(LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO, GOVERNMENT & AGENCY PORTFOLIO, GOVERNMENT TAXADVANTAGE PORTFOLIO
AND TAX-FREE CASH RESERVE PORTFOLIO)

The Board of Trustees (the Board) of         strategies and limitations of these funds.   the year as part of their ongoing
Short-Term Investments Trust (the Trust)                                                  oversight of such Fund, and did not
is required under the Investment Company        In addition to their meetings             identify any particular factor that was
Act of 1940 to approve annually the          throughout the year, the Sub-Committees      controlling. Each Trustee may have
renewal of each series portfolio of the      meet at designated contract renewal          evaluated the information provided
Trust's (each, a Fund) investment advisory   meetings each year to conduct an in-depth    differently from another Trustee and
agreement with Invesco Aim Advisors, Inc.    review of the performance, fees, expenses,   attributed different weight to the various
(Invesco Aim) and the Master Intergroup      and other matters related to their           factors. The Trustees recognized that the
Sub-Advisory Contract for Mutual Funds       assigned funds. During the contract          advisory arrangements and resulting
(the sub-advisory contracts) with Invesco    renewal process, the Trustees receive        advisory fees for each Fund and the other
Asset Management Deutschland GmbH, Invesco   comparative performance and fee data         AIM Funds are the result of years of
Asset Management Limited, Invesco Asset      regarding the AIM Funds prepared by an       review and negotiation between the
Management (Japan) Limited, Invesco          independent company, Lipper, Inc.            Trustees and Invesco Aim, that the
Australia Limited, Invesco Global Asset      (Lipper), under the direction and            Trustees may focus to a greater extent on
Management (N.A.), Inc., Invesco Hong Kong   supervision of the Senior Officer who also   certain aspects of these arrangements in
Limited, Invesco Institutional (N.A.),       prepares a separate analysis of this         some years than in others, and that the
Inc., Invesco Senior Secured Management,     information for the Trustees. Each           Trustees' deliberations and conclusions in
Inc. and Invesco Trimark Ltd.                Sub-Committee then makes recommendations     a particular year may be based in part on
(collectively, the Affiliated                to the Investments Committee regarding the   their deliberations and conclusions
Sub-Advisers). During contract renewal       fees and expenses of their assigned funds.   regarding these same arrangements
meetings held on June 16-17, 2009, the       The Investments Committee considers each     throughout the year and in prior years.
Board as a whole, and the disinterested or   Sub-Committee's recommendations and makes
"independent" Trustees voting separately,    its own recommendations regarding the fees      The discussion below serves as a
approved the continuance of each Fund's      and expenses of the AIM Funds to the full    summary of the Senior Officer's
investment advisory agreement and the        Board. The Investments Committee also        independent written evaluation with
sub-advisory contracts for another year,     considers each Sub-Committee's               respect to each Fund's investment advisory
effective July 1, 2009. In doing so, the     recommendations in making its annual         agreement as well as a discussion of the
Board determined that each Fund's            recommendation to the Board whether to       material factors and related conclusions
investment advisory agreement and            approve the continuance of each AIM Fund's   that formed the basis for the Board's
sub-advisory contracts are in the best       investment advisory agreement and            approval of each Fund's investment
interests of the Fund and its shareholders   sub-advisory contracts for another year.     advisory agreement and sub-advisory
and that the compensation to Invesco Aim                                                  contracts. Unless otherwise stated,
and the Affiliated Sub-Advisers under each      The independent Trustees met separately   information set forth below is as of June
Fund's investment advisory agreement and     during their evaluation of each Fund's       17, 2009, and does not reflect any changes
sub-advisory contracts is fair and           investment advisory agreement and            that may have occurred since that date,
reasonable.                                  sub-advisory contracts with independent      including but not limited to changes to a
                                             legal counsel. The independent Trustees      Fund's performance, advisory fees, expense
THE BOARD'S FUND EVALUATION PROCESS          were also assisted in their annual           limitations and/or fee waivers.
                                             evaluation of each Fund's investment
The Board's Investments Committee has        advisory agreement by the Senior Officer.    FACTORS AND CONCLUSIONS AND SUMMARY OF
established three Sub-Committees that are    One responsibility of the Senior Officer     INDEPENDENT WRITTEN FEE EVALUATION
responsible for overseeing the management    is to manage the process by which the AIM
of a number of the series portfolios of      Funds' proposed management fees are             A. Nature, Extent and Quality of
the AIM Funds. This SubCommittee structure   negotiated during the annual contract              Services Provided by Invesco Aim
permits the Trustees to focus on the         renewal process to ensure that they are
performance of the AIM Funds that have       negotiated in a manner that is at arms'      The Board reviewed the advisory services
been assigned to them. The Sub-Committees    length and reasonable. Accordingly, the      provided to each Fund by Invesco Aim under
meet throughout the year to review the       Senior Officer must either supervise a       the Fund's investment advisory agreement,
performance of their assigned funds, and     competitive bidding process or prepare an    the performance of Invesco Aim in
the Sub-Committees review monthly and        independent written evaluation. The Senior   providing these services, and the
quarterly comparative performance            Officer recommended that an independent      credentials and experience of the Officers
information and periodic asset flow data     written evaluation be provided and, at the   and employees of Invesco Aim who provide
for their assigned funds. These materials    direction of the Board, prepared an          these services. The Board's review of the
are prepared under the direction and         independent written evaluation.              qualifications of Invesco Aim to provide
supervision of the independent Senior                                                     these services included the Board's
Officer, an Officer of the AIM Funds who        During the annual contract renewal        consideration of Invesco Aim's portfolio
reports directly to the independent          process, the Board considered the factors    and product review process, various back
Trustees. Over the course of each year,      discussed below in evaluating the fairness   office support functions provided by
the Sub-Committees meet with portfolio       and reasonableness of each Fund's            Invesco Aim and its affiliates, and
managers for their assigned funds and        investment advisory agreement and            Invesco Aim's equity and fixed income
other members of management and review       sub-advisory contracts. The Board            trading operations. The Board concluded
with these individuals the performance,      considered all of the information provided   that the nature, extent and quality of the
investment objective(s), policies,           to them, including information provided at   advisory services provided to each Fund by
                                             their meetings throughout                    Invesco Aim are appropriate and that
                                                                                          Invesco Aim currently is providing
                                                                                          satisfactory


68    SHORT-TERM INVESTMENTS TRUST                                                                                         continued

advisory services in accordance with the     utilize the additional resources and         above the performance of the Index for the
terms of each Fund's investment advisory     talent of the Affiliated Sub-Advisers in     five year period. Although the independent
agreement. In addition, based on their       managing each Fund.                          written evaluation of the Fund's Senior
ongoing meetings throughout the year with                                                 Officer only considered Fund performance
each Fund's portfolio manager or managers,      C. Fund Performance                       through the most recent calendar year, the
the Board concluded that these individuals                                                Board also reviewed more recent Fund
are competent and able to continue to        The Board considered fund performance as a   performance and this review did not change
carry out their responsibilities under the   relevant factor in considering whether to    their conclusions. The Board noted that,
Fund's investment advisory agreement.        approve the investment advisory agreement    in response to the Board's focus on fund
                                             as well as the sub-advisory contracts for    performance, Invesco Aim has taken a
   In determining whether to continue each   each Fund, as Invesco Institutional          number of actions intended to improve the
Fund's investment advisory agreement, the    currently manages assets of each Fund.       investment process for the funds.
Board considered the prior relationship
between Invesco Aim and the Fund, as well    LIQUID ASSETS PORTFOLIO                      TREASURY PORTFOLIO
as the Board's knowledge of Invesco Aim's
operations, and concluded that it is         The Board compared the Fund's performance    The Board compared the Fund's performance
beneficial to maintain the current           during the past one, three and five          during the past one, three and five
relationship, in part, because of such       calendar years to the performance of all     calendar years to the performance of all
knowledge. The Board also considered the     funds in the Lipper performance universe     funds in the Lipper performance universe
steps that Invesco Aim and its affiliates    that are not managed by Invesco Aim or an    that are not managed by Invesco Aim or an
continue to take to improve the quality      Affiliated Sub-Adviser and against the       Affiliated Sub-Adviser and against the
and efficiency of the services they          Lipper Institutional Money Market Funds      Lipper Institutional U.S. Treasury Money
provide to the AIM Funds in the areas of     Index. The Board noted that the Fund's       Market Funds Index. The Board noted that
investment performance, product line         performance was in the first quintile of     the Fund's performance was in the first
diversification, distribution, fund          its performance universe for the one,        quintile of its performance universe for
operations, shareholder services and         three and five year periods (the first       the one, three and five year periods (the
compliance. The Board concluded that the     quintile being the best performing funds     first quintile being the best performing
quality and efficiency of the services       and the fifth quintile being the worst       funds and the fifth quintile being the
Invesco Aim and its affiliates provide to    performing funds). The Board noted that      worst performing funds). The Board noted
the AIM Funds in each of these areas         the Fund's performance was above the         that the Fund's performance was above the
support the Board's approval of the          performance of the Index for the one,        performance of the Index for the one,
continuance of each Fund's investment        three and five year periods. Although the    three and five year periods. Although the
advisory agreement.                          independent written evaluation of the        independent written evaluation of the
                                             Fund's Senior Officer only considered Fund   Fund's Senior Officer only considered Fund
   B. Nature, Extent and Quality of          performance through the most recent          performance through the most recent
      Services Provided by Affiliated        calendar year, the Board also reviewed       calendar year, the Board also reviewed
      Sub-Advisers                           more recent Fund performance and this        more recent Fund performance and this
                                             review did not change their conclusions.     review did not change their conclusions.
The Board reviewed the services provided     The Board noted that, in response to the     The Board noted that, in response to the
by the Affiliated Sub-Advisers under the     Board's focus on fund performance, Invesco   Board's focus on fund performance, Invesco
sub-advisory contracts and the credentials   Aim has taken a number of actions intended   Aim has taken a number of actions intended
and experience of the Officers and           to improve the investment process for the    to improve the investment process for the
employees of the Affiliated Sub-Advisers     funds.                                       funds.
who provide these services. The Board
concluded that the nature, extent and        STIC PRIME PORTFOLIO                         GOVERNMENT & AGENCY PORTFOLIO
quality of the services provided by the
Affiliated Sub-Advisers are appropriate.     The Board compared the Fund's performance    The Board compared the Fund's performance
The Board noted that the Affiliated          during the past one, three and five          during the past one, three and five
Sub-Advisers, which have offices and         calendar years to the performance of all     calendar years to the performance of all
personnel that are geographically            funds in the Lipper performance universe     funds in the Lipper performance universe
dispersed in financial centers around the    that are not managed by Invesco Aim or an    that are not managed by Invesco Aim or an
world, can provide research and other        Affiliated Sub-Adviser and against the       Affiliated Sub-Adviser and against the
information and make recommendations on      Lipper Institutional Money Market Funds      Lipper Institutional U.S. Government Money
the markets and economies of various         Index. The Board noted that the Fund's       Market Funds Index. The Board noted that
countries and securities of companies        performance was in the third quintile of     the Fund's performance was in the second
located in such countries or on various      its performance universe for the one year    quintile for the one year period and in
types of investments and investment          period, the second quintile for the three    the first quintile of its performance
techniques. The Board noted that             year period, and the first quintile for      universe for the three and five year
investment decisions for each Fund are       the five year period (the first quintile     periods (the first quintile being the best
made by Invesco Institutional (N.A.), Inc.   being the best performing funds and the      performing funds and the fifth quintile
(Invesco Institutional). The Board           fifth quintile being the worst performing    being the worst performing funds). The
concluded that the sub-advisory contracts    funds). The Board noted that the Fund's      Board noted that the Fund's performance
benefit each Fund and its shareholders by    performance was below the performance of     was above the performance of the Index for
permitting Invesco Aim to                    the Index for the one and three year         the one, three and five
                                             periods, and


69    SHORT-TERM INVESTMENTS TRUST                                                                                         continued

year periods. Although the independent       the Fund's performance was below the         management of the separately managed
written evaluation of the Fund's Senior      performance of the Index for the one year    accounts/wrap accounts by Invesco
Officer only considered Fund performance     period and above the performance of the      Institutional involves different levels of
through the most recent calendar year, the   Index for the three and five year periods.   services, different operational and
Board also reviewed more recent Fund         Although the independent written             regulatory requirements and different
performance and this review did not change   evaluation of the Fund's Senior Officer      business considerations than Invesco Aim's
their conclusions. The Board noted that,     only considered Fund performance through     and Invesco Institutional's management of
in response to the Board's focus on fund     the most recent calendar year, the Board     the Fund. The Board concluded that these
performance, Invesco Aim has taken a         also reviewed more recent Fund performance   differences are appropriately reflected in
number of actions intended to improve the    and this review did not change their         the fee structure for the Fund.
investment process for the funds.            conclusions. The Board noted that, in
                                             response to the Board's focus on fund           The Board noted that Invesco Aim
GOVERNMENT TAXADVANTAGE PORTFOLIO            performance, Invesco Aim has taken a         contractually agreed to continue to waive
                                             number of actions intended to improve the    fees and/or limit expenses of the Fund
The Board compared the Fund's performance    investment process for the funds.            through at least June 30, 2010 in an
during the past one, three and five                                                       amount necessary to limit total annual
calendar years to the performance of all        D. Advisory and Sub-Advisory Fees and     operating expenses to a specified
funds in the Lipper performance universe           Fee Waivers                            percentage of average daily net assets for
that are not managed by Invesco Aim or an                                                 each class of the Fund. The Board noted
Affiliated Sub-Adviser and against the       LIQUID ASSETS PORTFOLIO                      that the specified percentage before the
Lipper Institutional U.S. Government Money                                                waiver becomes effective has been
Market Funds Index. The Board noted that     The Board compared the Fund's contractual    increased effective July 1, 2009, and that
the Fund's performance was in the third      advisory fee rate to the contractual         the waiver will have a smaller impact on
quintile of its performance universe for     advisory fee rates of funds in the Fund's    expenses during the coming year.
the one year period and the second           Lipper expense group that are not managed
quintile for the three and five year         by Invesco Aim or an Affiliated                 The Board also considered the services
periods (the first quintile being the best   Sub-Adviser at a common asset level. The     provided by the Affiliated Sub-Advisers
performing funds and the fifth quintile      Board noted that the Fund's contractual      pursuant to the sub-advisory contracts and
being the worst performing funds). The       advisory fee rate was below the median       the services provided by Invesco Aim
Board noted that the Fund's performance      contractual advisory fee rate of funds in    pursuant to the Fund's advisory agreement,
was below the performance of the Index for   its expense group. The Board also reviewed   as well as the allocation of fees between
the one and three year periods, and above    the methodology used by Lipper in            Invesco Aim and the Affiliated
the performance of the Index for the five    determining contractual fee rates, which     Sub-Advisers pursuant to the sub-advisory
year period. Although the independent        includes using audited financial data from   contracts. The Board noted that the
written evaluation of the Fund's Senior      the most recent annual report of each fund   sub-advisory fees have no direct effect on
Officer only considered Fund performance     in the expense group that was publicly       the Fund or its shareholders, as they are
through the most recent calendar year, the   available as of the end of the past          paid by Invesco Aim to the Affiliated
Board also reviewed more recent Fund         calendar year. The Board noted that some     Sub-Advisers, and that Invesco Aim and the
performance and this review did not change   comparative data was at least one year old   Affiliated Sub-Advisers are affiliates.
their conclusions. The Board noted that,     and that other data did not reflect the
in response to the Board's focus on fund     market downturn that occurred in the            After taking account of the Fund's
performance, Invesco Aim has taken a         fourth quarter of 2008.                      contractual advisory fee rate, the
number of actions intended to improve the                                                 contractual sub-advisory fee rate, the
investment process for the funds.               The Board also compared the Fund's        comparative advisory fee information
                                             effective fee rate (the advisory fee after   discussed above, the expense limitations
TAX-FREE CASH RESERVE PORTFOLIO              any advisory fee waivers and before any      and other relevant factors, the Board
                                             expense limitations/waivers) to the          concluded that the Fund's advisory and
The Board compared the Fund's performance    advisory fee rates of other domestic         sub-advisory fees are fair and reasonable.
during the past one, three and five          clients of Invesco Aim and its affiliates
calendar years to the performance of all     with investment strategies comparable to     STIC PRIME PORTFOLIO
funds in the Lipper performance universe     those of the Fund, including one mutual
that are not managed by Invesco Aim or an    fund advised by Invesco Aim and              The Board compared the Fund's contractual
Affiliated Sub-Adviser and against the       sub-advised by Invesco Institutional. The    advisory fee rate to the contractual
Lipper Institutional Tax-Exempt Money        Board noted that the Fund's rate was the     advisory fee rates of funds in the Fund's
Market Funds Index. The Board noted that     same as the effective fee rate of the        Lipper expense group that are not managed
the Fund's performance was in the third      other mutual fund.                           by Invesco Aim or an Affiliated
quintile of its performance universe for                                                  Sub-Adviser at a common asset level. The
the one year period and the second              Additionally, the Board compared the      Board noted that the Fund's contractual
quintile for the three and five year         Fund's sub-advisory fee rate to the          advisory fee rate was below the median
periods (the first quintile being the best   effective fee rates of several separately    contractual advisory fee rate of funds in
performing funds and the fifth quintile      managed accounts/wrap accounts sub-advised   its expense group. The Board also reviewed
being the worst performing funds). The       by Invesco Institutional. The Board noted    the methodology used by Lipper in
Board noted that                             that the Fund's sub-advisory fee rate was    determining contractual fee rates, which
                                             below the rates for the separately managed   includes using audited financial data from
                                             accounts/wrap accounts. The Board            the most recent annual report of each fund
                                             considered that                              in the expense group that was publicly
                                                                                          available as of the


70    SHORT-TERM INVESTMENTS TRUST                                                                                         continued

end of the past calendar year. The Board        After taking account of the Fund's           After taking account of the Fund's
noted that some comparative data did not     contractual advisory fee rate, the           contractual advisory fee rate, the
reflect the market downturn that occurred    contractual sub-advisory fee rate, the       contractual sub-advisory fee rate, the
in the fourth quarter of 2008.               comparative advisory fee information         expense limitations and other relevant
                                             discussed above, the expense limitations     factors, the Board concluded that the
   The Board also compared the Fund's        and other relevant factors, the Board        Fund's advisory and sub-advisory fees are
effective fee rate (the advisory fee after   concluded that the Fund's advisory and       fair and reasonable.
any advisory fee waivers and before any      sub-advisory fees are fair and reasonable.
expense limitations/waivers) to the                                                       GOVERNMENT & AGENCY PORTFOLIO
advisory fee rates of other domestic         TREASURY PORTFOLIO
clients of Invesco Aim and its affiliates                                                 The Board compared the Fund's contractual
with investment strategies comparable to     The Board compared the Fund's contractual    advisory fee rate to the contractual
those of the Fund, including one mutual      advisory fee rate to the contractual         advisory fee rates of funds in the Fund's
fund advised by Invesco Aim and              advisory fee rates of funds in the Fund's    Lipper expense group that are not managed
sub-advised by Invesco Institutional. The    Lipper expense group that are not managed    by Invesco Aim or an Affiliated
Board noted that the Fund's rate was the     by Invesco Aim or an Affiliated              Sub-Adviser at a common asset level. The
same as the effective fee rate of the        Sub-Adviser at a common asset level. The     Board noted that the Fund's contractual
other mutual fund.                           Board noted that the Fund's contractual      advisory fee rate was below the median
                                             advisory fee rate was below the median       contractual advisory fee rate of funds in
   Additionally, the Board compared the      contractual advisory fee rate of funds in    its expense group. The Board also reviewed
Fund's sub-advisory fee rate to the          its expense group. The Board also reviewed   the methodology used by Lipper in
effective fee rates of several separately    the methodology used by Lipper in            determining contractual fee rates, which
managed accounts/wrap accounts sub-advised   determining contractual fee rates, which     includes using audited financial data from
by Invesco Institutional. The Board noted    includes using audited financial data from   the most recent annual report of each fund
that the Fund's sub-advisory fee rate        the most recent annual report of each fund   in the expense group that was publicly
below the rate for the separately managed    in the expense group that was publicly       available as of the end of the past
accounts/wrap accounts. The Board            available as of the end of the past          calendar year. The Board noted that some
considered that management of the            calendar year. The Board noted that some     comparative data was at least one year old
separately managed accounts/wrap accounts    comparative data was at least one year old   and that other data did not reflect the
by Invesco Institutional involves            and that other data did not reflect the      market downturn that occurred in the
different levels of services, different      market downturn that occurred in the         fourth quarter of 2008.
operational and regulatory requirements      fourth quarter of 2008. The Board noted
and different business considerations than   that neither Invesco Aim nor its                The Board also compared the Fund's
Invesco Aim's and Invesco Institutional's    affiliates serve as an adviser to other      effective fee rate (the advisory fee after
management of the Fund. The Board            domestic mutual funds or other domestic      any advisory fee waivers and before any
concluded that these differences are         clients with investment strategies           expense limitations/waivers) to the
appropriately reflected in the fee           comparable to those of the Fund.             advisory fee rates of other domestic
structure for the Fund.                                                                   clients of Invesco Aim and its affiliates
                                                The Board noted that Invesco Aim          with investment strategies comparable to
   The Board noted that Invesco Aim          contractually agreed to continue to waive    those of the Fund, including one mutual
contractually agreed to continue to waive    fees and/or limit expenses of the Fund       fund advised by Invesco Aim and
fees and/or limit expenses of the Fund       through at least June 30, 2010 in an         sub-advised by Invesco Institutional. The
through at least June 30, 2010 in an         amount necessary to limit total annual       Board noted that the Fund's rate was below
amount necessary to limit total annual       operating expenses to a specified            the effective fee rate for the other
operating expenses to a specified            percentage of average daily net assets for   mutual fund.
percentage of average daily net assets for   each class of the Fund. The Board noted
each class of the Fund. The Board noted      that the specified percentage before the        The Board noted that Invesco Aim has
that the specified percentage before the     waiver becomes effective has been            contractually agreed to continue to waive
waiver becomes effective has been            increased effective July 1, 2009, and that   fees and/or limit expenses of the Fund
increased effective July 1, 2009, and that   the waiver will have a smaller impact on     through at least June 30, 2010 in an
the waiver will have a smaller impact on     expenses during the coming year.             amount necessary to limit total annual
expenses during the coming year.                                                          operating expenses to a specified
                                                The Board also considered the services    percentage of average daily net assets for
   The Board also considered the services    provided by the Affiliated Sub-Advisers      each class of the Fund. The Board noted
provided by the Affiliated Sub-Advisers      pursuant to the sub-advisory contracts and   that the specified percentage before the
pursuant to the sub-advisory contracts and   the services provided by Invesco Aim         waiver becomes effective has been
the services provided by Invesco Aim         pursuant to the Fund's advisory agreement,   increased effective July 1, 2009, and at
pursuant to the Fund's advisory agreement,   as well as the allocation of fees between    the current expense ratio for the Fund the
as well as the allocation of fees between    Invesco Aim and the Affiliated               waiver will not have any impact.
Invesco Aim and the Affiliated               Sub-Advisers pursuant to the sub-advisory
Sub-Advisers pursuant to the sub-advisory    contracts. The Board noted that the             The Board also considered the services
contracts. The Board noted that the          sub-advisory fees have no direct effect on   provided by the Affiliated Sub-Advisers
sub-advisory fees have no direct effect on   the Fund or its shareholders, as they are    pursuant to the sub-advisory contracts and
the Fund or its shareholders, as they are    paid by Invesco Aim to the Affiliated        the services provided by Invesco Aim
paid by Invesco Aim to the Affiliated        Sub-Advisers, and that Invesco Aim and the   pursuant to the Fund's advisory agreement,
Sub-Advisers, and that Invesco Aim and the   Affiliated Sub-Advisers are affiliates.      as well as the allocation of fees between
Affiliated Sub-Advisers are affiliates.                                                   Invesco Aim and the Affiliated


71    SHORT-TERM INVESTMENTS TRUST                                                                                         continued

Sub-Advisers pursuant to the sub-advisory       The Board also considered the services       The Board also considered the services
contracts. The Board noted that the          provided by the Affiliated Sub-Advisers      provided by the Affiliated Sub-Advisers
sub-advisory fees have no direct effect on   pursuant to the sub-advisory contracts and   pursuant to the sub-advisory contracts and
the Fund or its shareholders, as they are    the services provided by Invesco Aim         the services provided by Invesco Aim
paid by Invesco Aim to the Affiliated        pursuant to the Fund's advisory agreement,   pursuant to the Fund's advisory agreement,
Sub-Advisers, and that Invesco Aim and the   as well as the allocation of fees between    as well as the allocation of fees between
Affiliated Sub-Advisers are affiliates.      Invesco Aim and the Affiliated               Invesco Aim and the Affiliated
                                             Sub-Advisers pursuant to the sub-advisory    Sub-Advisers pursuant to the sub-advisory
   After taking account of the Fund's        contracts. The Board noted that the          contracts. The Board noted that the
contractual advisory fee rate, the           sub-advisory fees have no direct effect on   sub-advisory fees have no direct effect on
contractual sub-advisory fee rate, the       the Fund or its shareholders, as they are    the Fund or its shareholders, as they are
comparative advisory fee information         paid by Invesco Aim to the Affiliated        paid by Invesco Aim to the Affiliated
discussed above and other relevant           Sub-Advisers, and that Invesco Aim and the   Sub-Advisers, and that Invesco Aim and the
factors, the Board concluded that the        Affiliated Sub-Advisers are affiliates.      Affiliated Sub-Advisers are affiliates.
Fund's advisory and sub-advisory fees are
fair and reasonable.                            After taking account of the Fund's           After taking account of the Fund's
                                             contractual advisory fee rate, the           contractual advisory fee rate, the
GOVERNMENT TAXADVANTAGE PORTFOLIO            contractual sub-advisory fee rate, the       contractual sub-advisory fee rate, the
                                             comparative advisory fee information         expense limitations and other relevant
The Board compared the Fund's contractual    discussed above, the expense limitations     factors, the Board concluded that the
advisory fee rate to the contractual         and other relevant factors, the Board        Fund's advisory and sub-advisory fees are
advisory fee rates of funds in the Fund's    concluded that the Fund's advisory and       fair and reasonable.
Lipper expense group that are not managed    sub-advisory fees are fair and reasonable.
by Invesco Aim or an Affiliated                                                              E. Economies of Scale and Breakpoints
Sub-Adviser at a common asset level. The     TAX-FREE CASH RESERVE PORTFOLIO
Board noted that the Fund's contractual                                                   LIQUID ASSETS PORTFOLIO, STIC PRIME
advisory fee rate was below the median       The Board compared the Fund's contractual    PORTFOLIO, TREASURY PORTFOLIO AND
contractual advisory fee rate of funds in    advisory fee rate to the contractual         GOVERNMENT & AGENCY PORTFOLIO
its expense group. The Board also reviewed   advisory fee rates of funds in the Fund's
the methodology used by Lipper in            Lipper expense group that are not managed    The Board considered the extent to which
determining contractual fee rates, which     by Invesco Aim or an Affiliated              there are economies of scale in the
includes using audited financial data from   Sub-Adviser at a common asset level. The     provision of advisory services to each
the most recent annual report of each fund   Board noted that the Fund's contractual      Fund. The Board also considered whether
in the expense group that was publicly       advisory fee rate was below the median       each Fund benefits from such economies of
available as of the end of the past          contractual advisory fee rate of funds in    scale through contractual breakpoints in
calendar year. The Board noted that some     its expense group. The Board also reviewed   each Fund's advisory fee schedule. The
comparative data was at least one year old   the methodology used by Lipper in            Board noted that each Fund's contractual
and that other data did not reflect the      determining contractual fee rates, which     advisory fee schedule does not include any
market downturn that occurred in the         includes using audited financial data from   breakpoints. The Board noted that each
fourth quarter of 2008.                      the most recent annual report of each fund   Fund shares directly in economies of scale
                                             in the expense group that was publicly       through lower fees charged by third party
   The Board also compared the Fund's        available as of the end of the past          service providers based on the combined
effective fee rate (the advisory fee after   calendar year. The Board noted that some     size of all of the AIM Funds and
any advisory fee waivers and before any      comparative data was at least one year old   affiliates.
expense limitations/waivers) to the          and that other data did not reflect the
advisory fee rates of other domestic         market downturn that occurred in the         GOVERNMENT TAXADVANTAGE PORTFOLIO
clients of Invesco Aim and its affiliates    fourth quarter of 2008. The Board noted
with investment strategies comparable to     that neither Invesco Aim nor its                The Board considered the extent to
those of the Fund, including one mutual      affiliates serve as an adviser to other      which there are economies of scale in the
fund advised by Invesco Aim and              domestic mutual funds or other domestic      provision of advisory services to the
sub-advised by Invesco Institutional. The    clients with investment strategies           Fund. The Board also considered whether
Board noted that the Fund's rate was above   comparable to those of the Fund.             the Fund benefits from such economies of
the effective fee rate for the other                                                      scale through contractual breakpoints in
mutual fund.                                    The Board noted that Invesco Aim          the Fund's advisory fee schedule. The
                                             contractually agreed to continue to waive    Board noted that the Fund's contractual
   The Board noted that Invesco Aim          fees and/or limit expenses of the Fund       advisory fee schedule includes two
contractually agreed to continue to waive    through at least June 30, 2010 in an         breakpoints and that the level of the
fees and/or limit expenses of the Fund       amount necessary to limit total annual       Fund's advisory fees, as a percentage of
through at least June 30, 2010 in an         operating expenses to a specified            the Fund's net assets, has decreased as
amount necessary to limit total annual       percentage of average daily net assets for   net assets increased because of the
operating expenses to a specified            each class of the Fund. The Board noted      breakpoints. Based on this information,
percentage of average daily net assets for   that the specified percentage before the     the Board concluded that the Fund's
each class of the Fund. The Board noted      waiver becomes effective has been            advisory fees appropriately reflect
that the specified percentage before the     increased effective July 1, 2009, and that   economies of scale at current asset
waiver becomes effective has been            the waiver will have a smaller impact on     levels. The Board also noted that the Fund
increased effective July 1, 2009, and that   expenses during the coming year.             shares directly in economies of scale
the waiver will have a smaller impact on                                                  through lower fees charged by third party
expenses during the coming year.                                                          service providers based on the combined
                                                                                          size of all of the AIM Funds and
                                                                                          affiliates.


72    SHORT-TERM INVESTMENTS TRUST                                                                                         continued

TAX-FREE CASH RESERVE PORTFOLIO              Board also considered whether each           advisory fees from these affiliated money
                                             Affiliated Sub-Adviser is financially        market funds attributable to such
The Board considered the extent to which     sound and has the resources necessary to     investments, although Invesco Aim has
there are economies of scale in the          perform its obligations under the            contractually agreed to waive through at
provision of advisory services to the        sub-advisory contracts, and concluded that   least June 30, 2010, the advisory fees
Fund. The Board also considered whether      each Affiliated Sub-Adviser has the          payable by the Fund in an amount equal to
the Fund benefits from such economies of     financial resources necessary to fulfill     100% of the net advisory fees Invesco Aim
scale through contractual breakpoints in     these obligations.                           receives from the affiliated money market
the Fund's advisory fee schedule. The                                                     funds with respect to the Fund's
Board noted that the Fund's contractual         G. Collateral Benefits to Invesco Aim     investment in the affiliated money market
advisory fee schedule includes one                 and its Affiliates                     funds of uninvested cash, but not cash
breakpoint and that the level of the                                                      collateral. The Board concluded that the
Fund's advisory fees, as a percentage of     The Board considered various other           Fund's investment of uninvested cash and
the Fund's net assets, has decreased as      benefits received by Invesco Aim and its     cash collateral from any securities
net assets increased because of the          affiliates resulting from Invesco Aim's      lending arrangements in the affiliated
breakpoint. Based on this information, the   relationship with each Fund, including the   money market funds is in the best
Board concluded that the Fund's advisory     fees received by Invesco Aim and its         interests of the Fund and its
fees appropriately reflect economies of      affiliates for their provision of            shareholders.
scale at current asset levels. The Board     administrative, transfer agency and
also noted that the Fund shares directly     distribution services to each Fund. The
in economies of scale through lower fees     Board considered the performance of
charged by third party service providers     Invesco Aim and its affiliates in
based on the combined size of all of the     providing these services and the
AIM Funds and affiliates.                    organizational structure employed by
                                             Invesco Aim and its affiliates to provide
   F. Profitability and Financial            these services. The Board also considered
      Resources                              that these services are provided to each
                                             Fund pursuant to written contracts that
The Board reviewed information from          are reviewed and approved on an annual
Invesco Aim concerning the costs of the      basis by the Board. The Board concluded
advisory and other services that Invesco     that Invesco Aim and its affiliates are
Aim and its affiliates provide to each       providing these services in a satisfactory
Fund and the Profitability of Invesco Aim    manner and in accordance with the terms of
and its affiliates in providing these        their contracts, and are qualified to
services. The Board also reviewed            continue to provide these services to each
information concerning the financial         Fund.
condition of Invesco Aim and its
affiliates. The Board reviewed with             The Board considered the benefits
Invesco Aim the methodology used to          realized by Invesco Aim and the Affiliated
prepare the Profitability information. The   Sub-Advisers as a result of portfolio
Board considered the overall Profitability   brokerage transactions executed through
of Invesco Ltd., the ultimate parent of      "soft dollar" arrangements. The Board
Invesco Aim and the Affiliated               noted that soft dollar arrangements shift
Sub-Advisers, and of Invesco Aim, as well    the payment obligation for research and
as the Profitability of Invesco Aim in       execution services from Invesco Aim and
connection with managing each Fund. The      the Affiliated Sub-Advisers to the funds
Board noted that Invesco Aim continues to    and therefore may reduce Invesco Aim's and
operate at a net profit, although the        the Affiliated Sub-Advisers' expenses. The
reduction of assets under management as a    Board concluded that Invesco Aim's and the
result of market movements and the           Affiliated Sub-Advisers' soft dollar
increase in voluntary fee waivers for        arrangements are appropriate. The Board
affiliated money market funds have reduced   also concluded that, based on their review
the Profitability of Invesco Aim and its     and representations made by the Chief
affiliates. The Board concluded that each    Compliance Officer of Invesco Aim, these
Fund's fees are fair and reasonable, and     arrangements are consistent with
that the level of profits realized by        regulatory requirements.
Invesco Aim and its affiliates from
providing services to each Fund is not       STIC PRIME PORTFOLIO, TREASURY PORTFOLIO
excessive in light of the nature, quality    AND GOVERNMENT TAXADVANTAGE PORTFOLIO
and extent of the services provided. The
Board considered whether Invesco Aim is      The Board considered the fact that the
financially sound and has the resources      Fund's uninvested cash and cash collateral
necessary to perform its obligations under   from any securities lending arrangements
each Fund's investment advisory agreement,   may be invested in money market funds
and concluded that Invesco Aim has the       advised by Invesco Aim pursuant to
financial resources necessary to fulfill     procedures approved by the Board. The
these obligations. The                       Board noted that Invesco Aim will receive



73    SHORT-TERM INVESTMENTS TRUST

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2009:

FEDERAL AND STATE INCOME TAX


                                           QUALIFIED DIVIDEND     CORPORATE DIVIDENDS     U.S. TREASURY     TAX-EXEMPT INTEREST
                                                 INCOME*          RECEIVED DEDUCTION*      OBLIGATIONS*          DIVIDENDS*
-------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                           0.00%                   0.00%                0.03%                 0.00%
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                              0.00%                   0.00%                0.00%                 0.00%
-------------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                0.00%                   0.00%               70.77%                 0.00%
-------------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                     0.00%                   0.00%                0.84%                 0.00%
-------------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                 0.00%                   0.00%                0.34%                 0.00%
-------------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                   0.00%                   0.00%                0.00%               100.00%
-------------------------------------------------------------------------------------------------------------------------------



* The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

NON-RESIDENT ALIEN SHAREHOLDERS


                                                                         QUALIFIED        QUALIFIED INTEREST
                                                                     SHORT-TERM GAINS          INCOME**
------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                  $     --                 N/A
------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                           --                 N/A
------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                                        475,753                 100%
------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                              21,063                 100%
------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                          35,202                 100%
------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                                --                 N/A
------------------------------------------------------------------------------------------------------------



** The above percentage is based on income dividends paid to shareholders during the Fund's fiscal year.


74        SHORT-TERM INVESTMENTS TRUST

TRUSTEES AND OFFICERS

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS
------------------------------------------------------------------------------------------------------------------------------------
Martin L. Flanagan(1) -- 1960   2007          Executive Director, Chief Executive Officer and President,      None
Trustee                                       Invesco Ltd. (ultimate parent of Invesco Aim and a global
                                              investment management firm); Chairman, Invesco Aim Advisors,
                                              Inc. (registered investment advisor); Trustee, The AIM Family of Funds(R);  Vice Chairman, Investment Company Institute; and
                                              Member of Executive Board, SMU Cox School of Business

                                              Formerly: Director, Chairman, Chief Executive Officer and
                                              President, IVZ Inc. (holding company), INVESCO Group
                                              Services, Inc. (service provider) and Invesco North American
                                              Holdings, Inc. (holding company); Director, Chief Executive
                                              Officer and President, Invesco Holding Company Limited
                                              (parent of Invesco Aim and a global investment management
                                              firm); Director, Invesco Ltd. and Chairman, Investment
                                              Company Institute
------------------------------------------------------------------------------------------------------------------------------------

Philip A. Taylor(2) -- 1954     2006          Head of North American Retail and Senior Managing Director,     None
Trustee, President and                        Invesco Ltd.; Director, Chief Executive Officer and
Principal Executive Officer                   President, Invesco Aim Advisors, Inc. and 1371 Preferred
                                              Inc. (holding company); Director, Chairman, Chief Executive
                                              Officer and President, Invesco Aim Management Group, Inc.
                                              (financial services holding company) and Invesco Aim Capital
                                              Management, Inc. (registered investment advisor); Director and President, INVESCO Funds Group, Inc. (registered
                                              investment advisor and registered transfer agent) and AIM GP
                                              Canada Inc. (general partner for limited partnerships);
                                              Director, Invesco Aim Distributors, Inc. (registered broker dealer); Director and Chairman, Invesco Aim Investment
                                              Services, Inc. (registered transfer agent) and INVESCO
                                              Distributors, Inc. (registered broker dealer); Director,
                                              President and Chairman, INVESCO Inc. (holding company) and
                                              Invesco Canada Holdings Inc. (holding company); Chief
                                              Executive Officer, AIM Trimark Corporate Class Inc.
                                              (corporate mutual fund company) and AIM Trimark Canada Fund
                                              Inc. (corporate mutual fund company); Director and Chief
                                              Executive Officer, Invesco Trimark Ltd./Invesco Trimark Ltee
                                              (registered investment advisor and registered transfer
                                              agent) and Invesco Trimark Dealer Inc. (registered broker
                                              dealer); Trustee, President and Principal Executive Officer,
                                              The AIM Family of Funds(R) (other than AIM Treasurer's
                                              Series Trust and Short-Term Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family of Funds(R) (AIM
                                              Treasurer's Series Trust and Short-Term Investments Trust
                                              only); and Manager, Invesco PowerShares Capital Management
                                              LLC

                                              Formerly: President, Invesco Trimark Dealer Inc.; Director and
                                              President, AIM Trimark Corporate Class Inc. and AIM Trimark
                                              Canada Fund Inc.; Director and President, Invesco Trimark
                                              Ltd./Invesco Trimark Ltee; Senior Managing Director, Invesco
                                              Holding Company Limited; Trustee and Executive Vice President,
                                              Tax-Free Investments Trust; Director and Chairman, Fund
                                              Management Company (former registered broker dealer);
                                              President and Principal Executive Officer, The AIM Family of
                                              Funds(R) (AIM Treasurer's Series Trust, Short-Term Investments
                                              Trust and Tax-Free Investments Trust only); President, AIM
                                              Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
Bruce L. Crockett -- 1944       1993          Chairman, Crockett Technology Associates (technology          ACE Limited (insurance
Trustee and Chair                             consulting company)                                           company); Captaris,
                                                                                                            Inc. (unified
                                                                                                            messaging provider);
                                                                                                            and Investment Company
                                                                                                            Institute
------------------------------------------------------------------------------------------------------------------------------------

Bob R. Baker -- 1936            2003          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Frank S. Bayley -- 1939         2001          Retired                                                       None
Trustee                                       Formerly: Director, Badgley Funds, Inc. (registered
                                              investment company) (2 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

James T. Bunch -- 1942          2003          Founder, Green, Manning & Bunch Ltd., (investment banking     Board of Governors,
Trustee                                       firm)                                                         Western Golf
                                                                                                            Association/Evans
                                                                                                            Scholars Foundation
                                                                                                            and Executive
                                                                                                            Committee, United
                                                                                                            States Golf
                                                                                                            Association
------------------------------------------------------------------------------------------------------------------------------------

Albert R. Dowden -- 1941        2000          Director of a number of public and private business           Board of Nature's
Trustee                                       corporations, including the Boss Group Ltd. (private          Sunshine Products, Inc.
                                              investment and management); Continental Energy Services, LLC
                                              (oil and gas pipeline service); Reich & Tang Funds
                                              (registered investment company), and Homeowners of America
                                              Holding Corporation/Homeowners of America Insurance Company
                                              (property casualty company)

                                              Formerly: Director, CompuDyne Corporation (provider of
                                              product and services to the public security market);
                                              Director, President and Chief Executive Officer, Volvo Group
                                              North America, Inc.; Director, Annuity and Life Re
                                              (Holdings), Ltd. (reinsurance company); Senior Vice
                                              President, AB Volvo; Director of various public and private corporations
------------------------------------------------------------------------------------------------------------------------------------

Jack M. Fields -- 1952          1997          Chief Executive Officer, Twenty First Century Group, Inc.     Administaff
Trustee                                       (government affairs company); and Owner and Chief Executive
                                              Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment),  Discovery Global Education Fund
                                              (non-profit) and Cross Timbers Quail Research Ranch
                                              (non-profit)

                                              Formerly: Chief Executive Officer, Texana Timber LP
                                              (sustainable forestry company)

------------------------------------------------------------------------------------------------------------------------------------

Carl Frischling -- 1937         1980          Partner, law firm of Kramer Levin Naftalis and Frankel LLP    Director, Reich & Tang
Trustee                                                                                                     Funds
                                                                                                            (16 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

Prema Mathai-Davis -- 1950      1998          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Lewis F. Pennock -- 1942        1981          Partner, law firm of Pennock & Cooper                         None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Larry Soll -- 1942              2003          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Raymond Stickel, Jr. -- 1944    2005          Retired                                                       None
Trustee                                       Formerly: Director, Mainstay VP Series Funds, Inc. (25
                                              portfolios)

------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.

(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Karen Dunn Kelley -- 1960       1989          Head of Invesco's World Wide Fixed Income and Cash            N/A
Vice President                                Management Group; Vice President, Invesco Institutional
                                              (N.A.), Inc. (registered investment advisor); Director of
                                              Cash Management and Senior Vice President, Invesco Aim
                                              Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Executive Vice President, Invesco Aim Distributors, Inc.;
                                              Senior Vice President, Invesco Aim Management Group, Inc.;
                                              Vice President, Invesco Institutional (N.A.), Inc.
                                              (registered investment advisor); and Director, Invesco
                                              Mortgage Capital Inc.; President and Principal Executive
                                              Officer, The AIM Family of Funds(R) (AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust only); and Vice
                                              President, The AIM Family of Funds(R) (other than AIM
                                              Treasurer's Series Trust and Short-Term Investments Trust)

                                              Formerly: President and Principal Executive Officer,
                                              Tax-Free Investments Trust; Director and President, Fund
                                              Management Company; Chief Cash Management Officer and
                                              Managing Director, Invesco Aim Capital Management, Inc.; and
                                              Vice President, Invesco Aim Advisors, Inc. and The AIM
                                              Family of Funds(R) (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only)
------------------------------------------------------------------------------------------------------------------------------------

Russell C. Burk -- 1958         2005          Senior Vice President and Senior Officer of The AIM Family    N/A
Senior Vice President and                     of Funds(R)
Senior Officer
                                              Formerly: Director of Compliance and Assistant General
                                              Counsel, ICON Advisers, Inc.; Financial Consultant, Merrill
                                              Lynch; General Counsel and Director of Compliance, ALPS
                                              Mutual Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------------

John M. Zerr -- 1962            2006          Director, Senior Vice President, Secretary and General        N/A
Senior Vice President, Chief                  Counsel, Invesco Aim Management Group, Inc., Invesco Aim
Legal Officer and Secretary                   Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Director, Senior Vice President and Secretary, Invesco Aim
                                              Distributors, Inc.; Director, Vice President and Secretary,
                                              Invesco Aim Investment Services, Inc. and INVESCO
                                              Distributors, Inc.; Director and Vice President, INVESCO
                                              Funds Group, Inc.; Senior Vice President, Chief Legal
                                              Officer and Secretary, The AIM Family of Funds(R); and
                                              Manager, Invesco PowerShares Capital Management LLC

                                              Formerly: Director, Vice President and Secretary, Fund
                                              Management Company; Vice President, Invesco Aim Capital
                                              Management, Inc.; Chief Operating Officer and General
                                              Counsel, Liberty Ridge Capital, Inc. (an investment
                                              adviser); Vice President and Secretary, PBHG Funds (an
                                              investment company); Vice President and Secretary, PBHG
                                              Insurance Series Fund (an investment company); Chief
                                              Operating Officer, General Counsel and Secretary, Old Mutual
                                              Investment Partners (a broker-dealer); General Counsel and
                                              Secretary, Old Mutual Fund Services (an administrator);
                                              General Counsel and Secretary, Old Mutual Shareholder
                                              Services (a shareholder servicing center); Executive Vice
                                              President, General Counsel and Secretary, Old Mutual
                                              Capital, Inc. (an investment adviser); and Vice President
                                              and Secretary, Old Mutual Advisors Funds (an investment
                                              company)
------------------------------------------------------------------------------------------------------------------------------------

Lisa O. Brinkley -- 1959        2004          Global Compliance Director, Invesco Ltd.; and Vice President, N/A
Vice President                                The AIM Family of Funds(R)

                                              Formerly: Senior Vice President, Invesco Aim Management
                                              Group, Inc.; Senior Vice President and Chief Compliance
                                              Officer, Invesco Aim Advisors, Inc. and The AIM Family of
                                              Funds(R); Vice President and Chief Compliance Officer,
                                              Invesco Aim Capital Management, Inc. and Invesco Aim
                                              Distributors, Inc.; Vice President, Invesco Aim Investment
                                              Services, Inc. and Fund Management Company
------------------------------------------------------------------------------------------------------------------------------------

Kevin M. Carome -- 1956         2003          General Counsel, Secretary and Senior Managing Director,      N/A
Vice President                                Invesco Ltd.; Director, Invesco Holding Company Limited and
                                              INVESCO Funds Group, Inc.; Director and Executive Vice
                                              President, IVZ, Inc., Invesco Group Services, Inc., .Invesco
                                              North American Holdings, Inc. and Invesco Investments
                                              (Bermuda) Ltd.; and Vice President, The AIM Family of
                                              Funds(R)

                                              Formerly: Senior Managing Director and Secretary, Invesco
                                              North American Holdings, Inc.; Vice President and Secretary,
                                              IVZ, Inc. and Invesco Group Services, Inc.; Senior Managing
                                              Director and Secretary, Invesco Holding Company Limited;
                                              Director, Senior Vice President, Secretary and General
                                              Counsel, Invesco Aim Management Group, Inc. and Invesco Aim
                                              Advisors, Inc.; Senior Vice President, Invesco Aim
                                              Distributors, Inc.; Director, General Counsel and Vice
                                              President, Fund Management Company; Vice President, Invesco
                                              Aim Capital Management, Inc. and Invesco Aim Investment
                                              Services, Inc.; Senior Vice President, Chief Legal Officer and
                                              Secretary, The AIM Family of Funds(R); Director and Vice
                                              President, INVESCO Distributors, Inc.; and Chief Executive
                                              Officer and President, INVESCO Funds Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Sheri Morris -- 1964            1999          Vice President, Treasurer and Principal Financial Officer,    N/A
Vice President, Treasurer and                 The AIM Family of Funds(R); and Vice President, Invesco Aim
Principal Financial Officer                   Advisors, Inc., Invesco Aim Capital Management, Inc. and
                                              Invesco Aim Private Asset Management Inc.

                                              Formerly: Assistant Vice President and Assistant Treasurer,
                                              The AIM Family of Funds(R) and Assistant Vice President,
                                              Invesco Aim Advisors, Inc., Invesco Aim Capital Management,
                                              Inc. and Invesco Aim Private Asset Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Lance A. Rejsek -- 1967         2005          Anti-Money Laundering Compliance Officer, Invesco Aim         N/A
Anti-Money Laundering                         Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco
Compliance Officer                            Aim Distributors, Inc., Invesco Aim Investment Services,
                                              Inc., Invesco Aim Private Asset Management, Inc. and The AIM
                                              Family of Funds(R)

                                              Formerly: Anti-Money Laundering Compliance Officer, Fund
                                              Management Company; and Manager of the Fraud Prevention
                                              Department, Invesco Aim Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Todd L. Spillane -- 1958        2006          Senior Vice President, Invesco Aim Management Group, Inc.;    N/A
Chief Compliance Officer                      Senior Vice President and Chief Compliance Officer, Invesco
                                              Aim Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Chief Compliance Officer, The AIM Family of Funds(R),
                                              Invesco Global Asset Management (N.A.), Inc. (registered
                                              investment advisor), Invesco Institutional (N.A.), Inc.,
                                              (registered investment advisor), INVESCO Private Capital
                                              Investments, Inc. (holding company), Invesco Private
                                              Capital, Inc. (registered investment advisor) and Invesco
                                              Senior Secured Management, Inc. (registered investment
                                              advisor); and Vice President, Invesco Aim Distributors, Inc.
                                              and Invesco Aim Investment Services, Inc.

                                              Formerly: Vice President, Invesco Aim Capital Management,
                                              Inc. and Fund Management Company; and Global Head of Product
                                              Development, AIG-Global Investment Group, Inc.

------------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund's prospectus for information on the Fund's sub-advisors.

OFFICE OF THE FUND        INVESTMENT ADVISOR                     DISTRIBUTOR                            AUDITORS
11 Greenway Plaza         Invesco Aim Advisors, Inc.             Invesco Aim Distributors, Inc.         PricewaterhouseCoopers LLP
Suite 100                 11 Greenway Plaza                      11 Greenway Plaza                      1201 Louisiana Street
Houston, TX 77046-1173    Suite 100                              Suite 100                              Suite 2900
                          Houston, TX 77046-1173                 Houston, TX 77046-1173                 Houston, TX 77002-5678

COUNSEL TO THE FUND       COUNSEL TO THE                         TRANSFER AGENT                         CUSTODIAN
Stradley Ronon Stevens &  INDEPENDENT TRUSTEES                   Invesco Aim Investment Services, Inc.  Bank of New York Mellon
Young, LLP                Kramer, Levin, Naftalis & Frankel LLP  P.O. Box 4739                          2 Hanson Place
2600 One Commerce Square  1177 Avenue of the Americas            Houston, TX 77210-4739                 Brooklyn, NY 11217-1431
Philadelphia, PA 19103    New York, NY 10036-2714

------------------------------------------------------------------------------------------------------------------------------------
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise.
If you do not want the mailing of these documents to be combined with those for other members of your household, please contact
Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

------------------------------------------------------------------------------------------------------------------------------------
FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Fund's shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. To locate each Fund's portfolio holdings information, access the Fund's overview page. Links to each Fund's complete quarterly holdings will be available on this
Web page. Shareholders can also look up the Fund's Form N-Q filings on the SEC website, sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public
Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on "Proxy Policy." The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com, access the "About Us" tab, click on "Required Notices" and then click on "Proxy
Voting Activity." Next, select the Fund from the drop-down menu. This information is also available on the SEC website, sec.gov.

If used after January 20, 2010, this report must be accompanied by a Fund fact sheet for the most recent month-end. Invesco Aim
-SERVICE MARK- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management,
Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim
Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of
Invesco Ltd.

   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc.,
Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset         [INVESCO AIM LOGO]
Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser       - SERVICE MARK -
firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                                                       invescoaim.com   CM-STIT-AR-4   Invesco Aim Distributors, Inc.

ITEM 2. CODE OF ETHICS.

          As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

          The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Raymond Stickel, Jr. Mr. Stickel is "independent" within the meaning of that term as used in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

FEES BILLED BY PWC RELATED TO THE REGISTRANT

     PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

                                            Percentage of Fees
                                            Billed Applicable                            Percentage of Fees
                                               to Non-Audit                             Billed Applicable to
                                            Services Provided                            Non-Audit Services
                       Fees Billed for     for fiscal year end                           Provided for fiscal
                      Services Rendered      2009 Pursuant to       Fees Billed for         year end 2008
                      to the Registrant         Waiver of        Services Rendered to    Pursuant to Waiver
                     for fiscal year end       Pre-Approval       the Registrant for       of Pre-Approval
                             2009             Requirement(1)     fiscal year end 2008      Requirement(1)
                     -------------------   -------------------   --------------------   --------------------
Audit Fees                 $161,257                N/A                 $161,433                  N/A
Audit-Related Fees         $      0                  0%                $      0                    0%
Tax Fees(2)                $ 27,578                  0%                $ 26,457                    0%
All Other Fees             $      0                  0%                $      0                    0%
                           --------                                    --------
Total Fees                 $188,835                  0%                $187,890                    0%

PWC billed the Registrant aggregate non-audit fees of $27,578 for the fiscal year ended 2009, and $26,457 for the fiscal year ended 2008, for non-audit services rendered to the Registrant.

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant's Audit Committee and approved by the Registrant's Audit Committee prior to the completion of the audit.

(2) Tax fees for the fiscal year end August 31, 2009 includes fees billed for reviewing tax returns and consultation services. Tax fees for the fiscal year end August 31, 2008 includes fees billed for reviewing tax returns and consultation services.

FEES BILLED BY PWC RELATED TO INVESCO AIM AND INVESCO AIM AFFILIATES

     PWC billed Invesco Aim Advisors, Inc. ("Invesco Aim"), the Registrant's adviser, and any entity controlling, controlled by or under common control with Invesco Aim that provides ongoing services to the Registrant ("Invesco Aim Affiliates") aggregate fees for pre-approved non-audit services rendered to Invesco Aim and Invesco Aim Affiliates for the last two fiscal years as follows:

                        Fees Billed for                                Fees Billed for
                       Non-Audit Services                            Non-Audit Services
                      Rendered to Invesco     Percentage of Fees     Rendered to Invesco     Percentage of Fees
                      Aim and Invesco Aim    Billed Applicable to    Aim and Invesco Aim    Billed Applicable to
                     Affiliates for fiscal    Non-Audit Services       Affiliates for        Non-Audit Services
                       year end 2009 That     Provided for fiscal   fiscal year end 2008    Provided for fiscal
                         Were Required           year end 2009       That Were Required        year end 2008
                       to be Pre-Approved     Pursuant to Waiver     to be Pre-Approved    Pursuant to Waiver of
                      by the Registrant's       of Pre-Approval      by the Registrant's        Pre-Approval
                        Audit Committee         Requirement(1)         Audit Committee         Requirement(1)
                     ---------------------   --------------------   --------------------   ---------------------
Audit-Related Fees             $0                     0%                     $0                      0%
Tax Fees                       $0                     0%                     $0                      0%
All Other Fees                 $0                     0%                     $0                      0%
                              ---                                           ---
Total Fees(2)                  $0                     0%                     $0                      0%

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, Invesco Aim and Invesco Aim Affiliates to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant's Audit Committee and approved by the Registrant's Audit Committee prior to the completion of the audit.

(2) Including the fees for services not required to be pre-approved by the registrant's audit committee, PWC billed Invesco Aim and Invesco Aim Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2009, and $0 for the fiscal year ended 2008, for non-audit services rendered to Invesco Aim and Invesco Aim Affiliates.

     The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco Aim and Invesco Aim Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC's independence. To the extent that such services were provided, the Audit Committee determined that the provision of such services is compatible with PWC maintaining independence with respect to the Registrant.

                  PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
                             POLICIES AND PROCEDURES
                      As adopted by the Audit Committees of
                           the AIM Funds (the "Funds")
                         Last Amended September 18, 2006

STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules"), the Audit Committees of the Funds' (the "Audit Committee") Board of Trustees (the "Board") are responsible for the appointment, compensation and oversight of the work of independent accountants (an "Auditor"). As part of this responsibility and to assure that the Auditor's independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees ("general pre-approval") or require the specific pre-approval of the Audit Committees ("specific pre-approval"). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor's independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

DELEGATION

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Trustees. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next quarterly meeting.

AUDIT SERVICES

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor's qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant either general or specific pre-approval of other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

NON-AUDIT SERVICES

The Audit Committees may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC's Rules on auditor independence, and otherwise conforms to the Audit Committee's general principles and policies as set forth herein.

AUDIT-RELATED SERVICES

"Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.

TAX SERVICES

"Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

     1. Describe in writing to the Audit Committees, which writing may be in the form of the proposed engagement letter:

               a. The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

               b. Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

     2. Discuss with the Audit Committees the potential effects of the services on the independence of the Auditor; and

     3.   Document the substance of its discussion with the Audit Committees.

ALL OTHER AUDITOR SERVICES

The Audit Committees may pre-approve non-audit services classified as "All other services" that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

PRE-APPROVAL FEE LEVELS OR ESTABLISHED AMOUNTS

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

PROCEDURES

On an annual basis, A I M Advisors, Inc. ("AIM") will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds' Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund's Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committees will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committees the potential effects of the services on the Auditor's independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds' Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds' Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds' Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds' Treasurer or senior management of AIM.

EXHIBIT 1 TO PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES POLICIES AND
PROCEDURES

CONDITIONALLY PROHIBITED NON-AUDIT SERVICES (NOT PROHIBITED IF THE FUND CAN REASONABLY CONCLUDE THAT THE RESULTS OF THE SERVICE WOULD NOT BE SUBJECT TO AUDIT PROCEDURES IN CONNECTION WITH THE AUDIT OF THE FUND'S FINANCIAL STATEMENTS)

     - Bookkeeping or other services related to the accounting records or financial statements of the audit client

     -    Financial information systems design and implementation

     - Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

     -    Actuarial services

     -    Internal audit outsourcing services

CATEGORICALLY PROHIBITED NON-AUDIT SERVICES

     -    Management functions

     -    Human resources

     -    Broker-dealer, investment adviser, or investment banking services

     -    Legal services

     -    Expert services unrelated to the audit

     -    Any service or product provided for a contingent fee or a commission

     - Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

     - Tax services for persons in financial reporting oversight roles at the Fund

     - Any other service that the Public Company Oversight Board determines by regulation is impermissible.

          PwC advised the Funds' Audit Committee that PwC had identified following matter for consideration under the SEC's auditor independence rules.

          PwC became aware that certain aspects of investment advisory services provided by a PwC network member Firm's Wealth Advisory Practice to its clients (generally high net worth individuals not associated with Invesco) were inconsistent with the SEC's auditor independence requirements of the SEC. The technical violations occurred as a result of professionals of the Wealth Advisory Practice making a single recommendation of an audit client's product to its clients rather than also identifying one or more suitable alternatives for the Wealth Advisory Practice's client to consider. The Wealth Advisory Practice also received commissions from the fund manager. With respect to Invesco and its affiliates, there were 33 cases of single product recommendation and 20 cases of commissions received totaling approximately (pound)7,000. These violations occurred over a two year period and ended in November 2007.

          It should be noted that at no time did The Wealth Advisory Practice recommend products on behalf Invesco and its affiliates. Additionally, members of the audit engagement team were not aware of these violations or services; the advice provided was based on an understanding of the investment objectives of the clients of the Wealth Advisory Practice and not to promote the Company and its affiliates, and the volume and nature of the violations were insignificant. Although PwC received commissions, PwC derived no economic benefit from the commission as any commissions received were deducted from the time based fees charged to the investor client and created no incentive for PwC to recommend the investment.

          PwC advised the Audit Committee that it believes its independence had not been adversely affected as it related to the audits of the Funds by this matter. In reaching this conclusion, PwC noted that during the time of its audits, the engagement team was not aware of the services provided and noted the insignificance of the services provided. Based on the foregoing, PwC did not believe this matter affected PwC's ability to act objectively and impartially and to issue a report on financial statements as the Funds' independent auditor, and, believes that a reasonable investor with knowledge of all the facts would agree with this conclusion.

          Based upon PwC's review, discussion and representations above, the audit committee, in its business judgment, concurred with PwC's conclusions in relation to its independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

          Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

          Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          None

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of September 21, 2009, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 21, 2009, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a) (1) Code of Ethics.

12(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Short-Term Investments Trust


By: /s/ Karen Dunn Kelley
    ---------------------------------
    Karen Dunn Kelley
    Principal Executive Officer

Date: November 6, 2009

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Karen Dunn Kelley
    ---------------------------------
    Karen Dunn Kelley
    Principal Executive Officer

Date: November 6, 2009


By: /s/ Sheri Morris
    ---------------------------------
    Sheri Morris
    Principal Financial Officer

Date: November 6, 2009

                                  EXHIBIT INDEX


12(a)(1) Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.